UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end:   March 31, 2013

Date of reporting period:   March 31, 2013

Item 1. Reports to Stockholders.

MARCH 31, 2013

2013 ANNUAL REPORT

iShares Trust

➢	iShares S&P 100 Index Fund | OEF | NYSE Arca
➢	iShares S&P 500 Growth Index Fund | IVW | NYSE Arca
➢	iShares S&P 500 Value Index Fund | IVE | NYSE Arca
➢	iShares S&P MidCap 400 Growth Index Fund | IJK | NYSE Arca
➢	iShares S&P MidCap 400 Value Index Fund | IJJ | NYSE Arca
➢	iShares S&P SmallCap 600 Growth Index Fund | IJT | NYSE Arca
➢	iShares S&P SmallCap 600 Value Index Fund | IJS | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

DOMESTIC MARKET OVERVIEW

Equities delivered solid performance for the 12-month reporting period ended March 31, 2013 (the “reporting period”), with the S&P 500 and the Dow Jones Industrial Average finishing the reporting period at record highs, and the Dow Jones Industrial Average finally erasing losses incurred since October 2007. The technology-heavy NASDAQ achieved more moderate results due to challenges in the technology sector, although its returns were positive during the reporting period.

Stocks benefited from improved economic data, including a decline in the unemployment rate to 7.6% in March 2013, stronger consumer spending levels, and improvement in the housing industry. As the housing recovery appeared to gain traction, acceleration in new-home building fueled growth in the construction sector. Permits for new home construction climbed 4.6% in February 2013, the largest increase since June 2008. Resales of homes, meanwhile, reached their highest levels in three years in the first quarter of 2013. Corporate profit growth also remained stable, with after-tax profits growing 2.3% in the fourth quarter of 2012. The successful aversion of the fiscal cliff at the end of 2012 also contributed to investor optimism. Despite government spending cuts and higher taxes in 2013, retail sales rose 1.1% in February 2013.

A continuation of the Federal Reserve’s “easy-money” policy benefited equity markets, as the low-interest rate environment made alternatives such as Treasury bonds less attractive to investors when compared to equities. In March 2013, the Federal Reserve reinforced its plan to keep short-term interest rates at low levels until unemployment levels fall to 6.5%.

Investors dismissed some negative news, though. Economic growth slowed in the fourth quarter of 2012, growing by only 0.4% compared with 3.1% growth for the third quarter of 2012. The Conference Board’s consumer confidence index sank to 59.7 in March 2013, from a downwardly revised 68.0 in February 2013. Apparent cooling in the manufacturing sector was illustrated by the Institute for Supply Management’s index of national factory activity, which dropped to 51.3 in March 2013 from 54.2 in the previous month. Investors also seemed unfazed by uncertainty about the federal budget, with the potential fiscal cliff that was averted, as well as ongoing discussions of debt ceilings and sequester cuts. The automatic spending cuts are set to reduce government agency budgets by $85 billion in the period from March 2, 2013 to October 1, 2013.

Concerns surrounding economic conditions in Europe resurfaced during the reporting period, as Spain released disappointing economic data and unemployment levels in Germany rose. In the first quarter of 2013, an economic crisis on the island of Cyprus drove concerns about the health of the European financial system, although the announcement of a bailout plan temporarily alleviated worries. Despite the negative news from Europe, though, the overall effect of a weak European landscape was higher asset flows from Europe into U.S. markets, benefiting domestic equity markets.

For the reporting period, small-capitalization stocks outperformed large-capitalization stocks but underperformed mid-capitalization stocks, as measured by the S&P and Russell Indices. Value-oriented stocks outpaced growth stocks across all market capitalizations. The relative performance of value stocks may have been attributable in part to the tax implications of holding dividend-paying stocks, which tend to be associated with value-oriented stocks. Uncertainty existed for much of 2012 surrounding future tax rates, but in the first quarter of 2013, investors were able to invest in dividend-paying stocks with future clarity regarding their tax consequences. Large-capitalization growth stocks represented the poorest-performing segment of the broad U.S. equity market, although they still achieved solid returns.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® S&P 100 INDEX FUND

Performance as of March 31, 2013

Average Annual Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Ten Years Ended 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
12.41%	12.36%	12.66%	5.15%	5.06%	5.33%	7.29%	7.29%	7.49%

Cumulative Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Ten Years Ended 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
12.41%	12.36%	12.66%	28.54%	28.01%	29.67%	102.13%	102.14%	105.85%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,073.30	$1.03	$1,000.00	$1,023.90	$1.01	0.20%

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

6	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P 100 INDEX FUND

The iShares S&P 100 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 100® (the “Index”). The Index measures the performance of the large-capitalization sector of the U.S. equity market and consists of blue chip stocks from diverse industries in the S&P 500®. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2013, the total return for the Fund was 12.41%, net of fees, while the total return for the Index was 12.66%.

As mentioned in the market overview, equities experienced solid gains for the reporting period, with broad domestic equity indices reaching record highs. The Index participated in the equity market strength that characterized the 12-month reporting period, achieving sound gains, but lagging the performance of small- and mid-capitalization equity indices.

In terms of sector returns, nine of the ten major sectors contributed positively to Index performance, with typically value-oriented sectors generally outpacing growth-oriented sectors. The value-oriented health care sector, which accounted for about 12% of the Index and experienced overall gains in excess of 30%, was the largest sector contributor to Index returns. Consumer-based sectors performed well, as the consumer staples, also a value-oriented sector, contributed meaningfully to Index gains, as did the typically growth-oriented consumer discretionary sector. The growth-oriented information technology sector detracted for the reporting period. Because it represented an average of 24% of the Index during the reporting period, its decline had a significant negative impact on Index returns.

PORTFOLIO ALLOCATION

As of 3/31/13

Sector*	Percentage of Net Assets

Consumer Non-Cyclical	22.87%
Technology	15.76
Financial	14.92
Communications	13.16
Energy	12.31
Industrial	9.70
Consumer Cyclical	8.07
Basic Materials	1.96
Utilities	1.07
Short-Term and Other Net Assets	0.18

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/13

Security	Percentage of Net Assets

Apple Inc.	4.74%
Exxon Mobil Corp.	4.60
General Electric Co.	2.74
Chevron Corp.	2.63
Johnson & Johnson	2.60
International Business Machines Corp.	2.55
Microsoft Corp.	2.46
Google Inc. Class A	2.42
Procter & Gamble Co. (The)	2.40
Pfizer Inc.	2.36

TOTAL	29.50%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® S&P 500 GROWTH INDEX FUND

Performance as of March 31, 2013

Average Annual Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Ten Years Ended 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
11.41%	11.33%	11.61%	7.31%	7.29%	7.48%	7.96%	7.97%	8.15%

Cumulative Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Ten Years Ended 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
11.41%	11.33%	11.61%	42.27%	42.14%	43.41%	115.13%	115.30%	118.87%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,070.00	$0.93	$1,000.00	$1,024.00	$0.91	0.18%

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

8	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

The iShares S&P 500 Growth Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500® Growth Index (the “Index”). The Index measures the performance of the large-capitalization growth sector of the U.S. equity market and consists of those stocks in the S&P 500® exhibiting the strongest growth characteristics. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2013, the total return for the Fund was 11.41%, net of fees, while the total return for the Index was 11.61%.

As discussed in the market overview, equities experienced solid gains for the reporting period, with broad domestic equity indices reaching record highs. The Index participated in the equity market strength that characterized the 12-month reporting period, delivering sound returns for the reporting period, but lagged the performance of value-oriented stocks.

In terms of sector returns, nine of the ten major sectors contributed positively to Index performance for the reporting period. The largest contributor to Index returns by far was the health care sector, which also generated substantial absolute sector returns and comprised an average of 16% of the Index during the reporting period. The consumer discretionary and consumer staples sectors both achieved solid gains and added meaningfully to Index returns, reflecting the increase in consumer spending during the reporting period. The industrials sector contributed significantly, benefiting from increased industrial activity. Telecommunications services generated the largest absolute returns, but, at only 1% of the Index on average, the sector’s contribution to Index performance was modest. Information technology, the largest sector at an average of 28% of the Index, detracted from Index returns.

PORTFOLIO ALLOCATION

As of 3/31/13

Sector*	Percentage of Net Assets

Consumer Non-Cyclical	28.16%
Technology	19.28
Communications	15.21
Financial	10.23
Consumer Cyclical	9.56
Industrial	7.61
Energy	6.59
Basic Materials	3.07
Utilities	0.13
Short-Term and Other Net Assets	0.16

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/13

Security	Percentage of Net Assets

Apple Inc.	5.81%
Exxon Mobil Corp.	3.05
Google Inc. Class A	2.96
Coca-Cola Co. (The)	2.17
Philip Morris International Inc.	2.13
Merck & Co. Inc.	1.87
Bank of America Corp.	1.84
Pfizer Inc.	1.71
PepsiCo Inc.	1.71
Johnson & Johnson	1.69

TOTAL	24.94%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® S&P 500 VALUE INDEX FUND

Performance as of March 31, 2013

Average Annual Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Ten Years Ended 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
16.43%	16.39%	16.64%	3.95%	3.90%	4.07%	8.72%	8.72%	8.87%

Cumulative Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Ten Years Ended 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
16.43%	16.39%	16.64%	21.39%	21.09%	22.08%	130.63%	130.70%	133.87%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,136.90	$0.96	$1,000.00	$1,024.00	$0.91	0.18%

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

10	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

The iShares S&P 500 Value Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500® Value Index (the “Index”). The Index measures the performance of the large-capitalization value sector of the U.S. equity market and consists of those stocks in the S&P 500® exhibiting the strongest value characteristics. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2013, the total return for the Fund was 16.43%, net of fees, while the total return for the Index was 16.64%.

As discussed in the market overview, equities experienced solid gains for the reporting period, with broad domestic equity indices reaching record highs. The Index participated in the equity market strength that characterized the 12-month reporting period, delivering healthy gains for the reporting period and outpacing the performance of growth-oriented stocks.

In terms of sector returns, nine of the ten major sectors contributed positively to Index performance for the reporting period. The largest contributor to Index returns by far was the financials sector, which was also the largest sector at an average of 26% of the Index during the reporting period. The consumer discretionary and consumer staples sectors both achieved solid gains and added meaningfully to Index returns, reflecting the increase in consumer spending during the reporting period. The industrials sector contributed significantly, benefiting from increased industrial activity. The information technology sector detracted slightly.

PORTFOLIO ALLOCATION

As of 3/31/13

Sector*	Percentage of Net Assets

Financial	22.60%
Consumer Non-Cyclical	16.04
Energy	15.54
Industrial	13.03
Consumer Cyclical	8.91
Communications	7.18
Utilities	6.88
Technology	6.11
Basic Materials	3.39
Diversified	0.12
Short-Term and Other Net Assets	0.20

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/13

Security	Percentage of Net Assets

General Electric Co.	3.51%
Chevron Corp.	3.37
AT&T Inc.	2.94
Berkshire Hathaway Inc. Class B	2.77
Exxon Mobil Corp.	2.71
J.P. Morgan Chase & Co.	2.65
Wells Fargo & Co.	2.65
Citigroup Inc.	1.96
Wal-Mart Stores Inc.	1.83
Procter & Gamble Co. (The)	1.57

TOTAL	25.96%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

Performance as of March 31, 2013

Average Annual Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Ten Years Ended 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
15.08%	15.06%	15.28%	10.29%	10.24%	10.48%	11.94%	11.94%	12.13%

Cumulative Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Ten Years Ended 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
15.08%	15.06%	15.28%	63.17%	62.81%	64.60%	208.89%	208.95%	214.30%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,150.90	$1.34	$1,000.00	$1,023.70	$1.26	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

12	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

The iShares S&P MidCap 400 Growth Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P MidCap 400® Growth Index (the “Index”). The Index measures the performance of the mid-capitalization growth sector of the U.S. equity market and consists of those stocks in the S&P MidCap 400® exhibiting the strongest growth characteristics. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2013, the total return for the Fund was 15.08%, net of fees, while the total return for the Index was 15.28%.

As mentioned in the market overview, equities experienced solid gains for the reporting period, with broad domestic equity indices reaching record highs. The Index participated in the equity market strength that characterized the 12-month reporting period. Consistent with overall market performance, the Index delivered sound results, outperforming large and small-capitalization indices. Among mid-capitalization indices, the Index lagged value-oriented segments.

In terms of sector returns, nine of the ten major sectors contributed positively to Index performance. The largest contributor to Index returns was the industrials sector, which benefited from an improvement in industrial activity during the reporting period. The health care, financials, and consumer discretionary sectors also contributed significantly. The traditionally defensive consumer staples and utilities sectors generated the highest absolute gains, but, at less than 5% and 2%, respectively, of the Index on average, their contributions to Index returns were modest. The information technology sector, which represented an average of 20% of the Index, detracted only slightly.

PORTFOLIO ALLOCATION

As of 3/31/13

Sector*	Percentage of Net Assets

Industrial	20.30%
Consumer Non-Cyclical	19.40
Financial	17.80
Consumer Cyclical	16.91
Technology	9.66
Communications	6.38
Energy	5.17
Basic Materials	3.78
Utilities	0.49
Short-Term and Other Net Assets	0.11

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/13

Security	Percentage of Net Assets

Regeneron Pharmaceuticals Inc.	1.99%
Vertex Pharmaceuticals Inc.	1.77
Equinix Inc.	1.56
AMETEK Inc.	1.56
HollyFrontier Corp.	1.55
Alliance Data Systems Corp.	1.19
Affiliated Managers Group Inc.	1.19
Trimble Navigation Ltd.	1.13
Kansas City Southern Industries Inc.	1.10
Tractor Supply Co.	1.07

TOTAL	14.11%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

Performance as of March 31, 2013

Average Annual Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Ten Years Ended 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
20.35%	20.37%	20.58%	9.03%	9.00%	9.22%	12.46%	12.47%	12.67%

Cumulative Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Ten Years Ended 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
20.35%	20.37%	20.58%	54.09%	53.88%	55.44%	223.66%	223.79%	229.67%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,198.70	$1.37	$1,000.00	$1,023.70	$1.26	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

14	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

The iShares S&P MidCap 400 Value Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P MidCap 400® Value Index (the “Index”). The Index measures the performance of the mid-capitalization value sector of the U.S. equity market and consists of those stocks in the S&P MidCap 400® exhibiting the strongest value characteristics. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2013, the total return for the Fund was 20.35%, net of fees, while the total return for the Index was 20.58%.

As discussed in the market overview, equities experienced solid gains for the reporting period, with broad domestic equity indices reaching record highs. The Index participated in the equity market strength that characterized the 12-month reporting period, delivering healthy returns and outperforming large and small-capitalization indices. Among mid-capitalization indices, the Index outpaced growth-oriented segments.

In terms of sector returns, all ten major sectors contributed positively to Index performance, and eight of the ten achieved solid double-digit absolute sector returns for the reporting period. The largest contributor to Index returns was the financials sector, which comprised an average of 30% of the Index during the reporting period. The industrials sector also contributed significantly, benefiting from increased industrial activity during the reporting period. The consumer discretionary and utilities sectors were both meaningful contributors. The information technology sector contributed only modestly.

PORTFOLIO ALLOCATION

As of 3/31/13

Sector*	Percentage of Net Assets

Financial	27.48%
Industrial	18.42
Consumer Non-Cyclical	16.72
Utilities	9.79
Consumer Cyclical	7.55
Technology	6.67
Energy	6.02
Basic Materials	4.85
Communications	2.39
Short-Term and Other Net Assets	0.11

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/13

Security	Percentage of Net Assets

SL Green Realty Corp.	1.14%
OGE Energy Corp.	1.04
Rock-Tenn Co. Class A	1.00
Everest Re Group Ltd.	0.99
New York Community Bancorp Inc.	0.95
Energizer Holdings Inc.	0.92
Universal Health Services Inc. Class B	0.85
Alliant Energy Corp.	0.83
Reliance Steel & Aluminum Co.	0.81
National Fuel Gas Co.	0.77

TOTAL	9.30%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

Performance as of March 31, 2013

Average Annual Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Ten Years Ended 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
15.29%	15.26%	15.34%	9.75%	9.63%	9.85%	12.33%	12.33%	12.48%

Cumulative Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Ten Years Ended 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
15.29%	15.26%	15.34%	59.22%	58.36%	59.96%	219.72%	219.85%	224.15%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,133.40	$1.33	$1,000.00	$1,023.70	$1.26	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

16	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

The iShares S&P SmallCap 600 Growth Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P SmallCap 600® Growth Index (the “Index”). The Index measures the performance of the small-capitalization growth sector of the U.S. equity market and consists of those stocks in the S&P SmallCap 600® exhibiting the strongest growth characteristics. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2013, the total return for the Fund was 15.29%, net of fees, while the total return for the Index was 15.34%.

As discussed in the market overview, equities experienced solid gains for the reporting periods, with broad domestic equity indices reaching record highs. The Index participated in the equity market strength that characterized the 12-month reporting period, delivering healthy results and outperforming larger capitalization indices, but lagging mid-capitalization indices as well as the small-capitalization-value segment of the market.

In terms of sector returns, nine of the ten major sectors contributed positively to Index performance for the reporting period. The largest contributor to Index returns by far was the financials sector, which also generated the highest absolute sector returns and comprised an average of 16% of the Index during the reporting period. Information technology, the largest sector at an average of 24% of the Index, also contributed meaningfully. The industrials sector contributed significantly, benefiting from increased industrial activity. The telecommunication services sector declined, but, representing less than an average of 1% of the Index, it detracted only slightly from Index returns.

PORTFOLIO ALLOCATION

As of 3/31/13

Sector*	Percentage of Net Assets

Consumer Non-Cyclical	19.54%
Industrial	18.77
Financial	18.56
Consumer Cyclical	17.40
Technology	11.74
Communications	6.10
Energy	3.78
Basic Materials	3.68
Utilities	0.36
Short-Term and Other Net Assets	0.07

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/13

Security	Percentage of Net Assets

Eagle Materials Inc.	1.10%
Gulfport Energy Corp.	1.10
Brunswick Corp.	1.09
Cymer Inc.	1.06
Hain Celestial Group Inc.	1.00
MAXIMUS Inc.	0.96
Old Dominion Freight Line Inc.	0.95
GEO Group Inc. (The)	0.95
Toro Co. (The)	0.94
Salix Pharmaceuticals Ltd.	0.94

TOTAL	10.09%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

Management’s Discussion of Fund Performance

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

Performance as of March 31, 2013

Average Annual Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Ten Years Ended 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
16.86%	16.85%	16.98%	8.36%	8.34%	8.50%	12.02%	12.03%	12.20%

Cumulative Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Ten Years Ended 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
16.86%	16.85%	16.98%	49.40%	49.23%	50.35%	211.16%	211.34%	216.29%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,151.40	$1.34	$1,000.00	$1,023.70	$1.26	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

18	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

The iShares S&P SmallCap 600 Value Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P SmallCap 600® Value Index (the “Index”). The Index measures the performance of the small-capitalization value sector of the U.S. equity market and consists of those stocks in the S&P SmallCap 600® exhibiting the strongest value characteristics. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2013, the total return for the Fund was 16.86%, net of fees, while the total return for the Index was 16.98%.

As mentioned in the market overview, equities experienced solid gains for the reporting period, with broad domestic equity indices reaching record highs. The Index participated in the equity market strength that characterized the 12-month reporting period, delivering strong results, outperforming larger capitalization indices and the small-capitalization growth segment of the market, but lagging the performance of mid-capitalization indices.

In terms of sector returns, all ten major sectors contributed positively to Index performance for the reporting period. The largest contributor to Index returns by far was the financials sector, which was also the largest sector at an average of 26% of the Index during the reporting period. The consumer discretionary sector achieved solid gains and added meaningfully to Index returns, reflecting the increase in consumer spending during the reporting period. The industrials sector contributed significantly, benefiting from increased industrial activity. The materials sector registered the largest absolute return of all sectors in the Index, but comprised only 7% of the Index on average during the reporting period. Nevertheless, its contribution was meaningful. The information technology stocks contributed only modestly.

PORTFOLIO ALLOCATION

As of 3/31/13

Sector*	Percentage of Net Assets

Financial	22.17%
Industrial	19.68
Consumer Cyclical	15.72
Consumer Non-Cyclical	14.28
Utilities	7.60
Technology	7.21
Basic Materials	5.34
Energy	4.84
Communications	3.00
Short-Term and Other Net Assets	0.16

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/13

Security	Percentage of Net Assets

ProAssurance Corp.	1.02%
EMCOR Group Inc.	0.99
Piedmont Natural Gas Co.	0.87
Entertainment Properties Trust	0.85
LaSalle Hotel Properties	0.85
Bristow Group Inc.	0.83
TreeHouse Foods Inc.	0.82
Centene Corp.	0.81
Casey’s General Stores Inc.	0.78
Southwest Gas Corp.	0.77

TOTAL	8.59%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	19

About Fund Performance (Unaudited)

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on October 1, 2012 and held through March 31, 2013, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

20	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P 100 INDEX FUND

March 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.82%

AEROSPACE & DEFENSE — 2.34%
Boeing Co. (The)	312,875	$26,860,319
General Dynamics Corp.	152,642	10,762,787
Lockheed Martin Corp.	123,043	11,876,110
Raytheon Co.	149,288	8,776,642
United Technologies Corp.	387,698	36,222,624

		94,498,482
AGRICULTURE — 2.53%
Altria Group Inc.	924,002	31,776,429
Philip Morris International Inc.	757,537	70,231,255

		102,007,684
APPAREL — 0.49%
Nike Inc. Class B	333,557	19,683,199

		19,683,199
AUTO MANUFACTURERS — 0.59%
Ford Motor Co.	1,803,213	23,712,251

		23,712,251
BANKS — 9.71%
Bank of America Corp.	4,974,400	60,588,192
Bank of New York Mellon Corp. (The)	534,913	14,972,215
Capital One Financial Corp.	267,689	14,709,511
Citigroup Inc.	1,397,007	61,803,590
Goldman Sachs Group Inc. (The)	201,168	29,601,871
J.P. Morgan Chase & Co.	1,759,593	83,510,284
Morgan Stanley	631,183	13,873,402
U.S. Bancorp	856,666	29,066,677
Wells Fargo & Co.	2,253,549	83,358,777

		391,484,519
BEVERAGES — 3.16%
Coca-Cola Co. (The)	1,762,039	71,256,857
PepsiCo Inc.	709,264	56,109,875

		127,366,732
BIOTECHNOLOGY — 1.72%
Amgen Inc.	344,079	35,271,538
Gilead Sciences Inc.[a,b]	699,898	34,246,009

		69,517,547
CHEMICALS — 1.61%
Dow Chemical Co. (The)	553,700	17,629,808
E.I. du Pont de Nemours and Co.	429,532	21,115,793
Monsanto Co.	246,335	26,020,366

		64,765,967

Security	Shares	Value

COMMERCIAL SERVICES — 0.65%
MasterCard Inc. Class A	48,542	$26,267,532

		26,267,532
COMPUTERS — 8.95%
Accenture PLC Class A	296,227	22,504,365
Apple Inc.	431,709	191,087,355
EMC Corp.[a]	967,490	23,113,336
Hewlett-Packard Co.	897,750	21,402,360
International Business Machines Corp.	481,629	102,731,466

		360,838,882
COSMETICS & PERSONAL CARE — 2.99%
Colgate-Palmolive Co.	202,117	23,855,869
Procter & Gamble Co. (The)	1,255,814	96,773,027

		120,628,896
DIVERSIFIED FINANCIAL SERVICES — 1.74%
American Express Co.	441,829	29,805,784
Visa Inc. Class A	237,088	40,267,026

		70,072,810
ELECTRIC — 1.07%
American Electric Power Co. Inc.	223,139	10,851,250
Exelon Corp.	393,097	13,553,984
Southern Co. (The)	399,505	18,744,775

		43,150,009
ELECTRICAL COMPONENTS & EQUIPMENT — 0.46%
Emerson Electric Co.	331,969	18,547,108

		18,547,108
ELECTRONICS — 0.67%
Honeywell International Inc.	360,337	27,151,393

		27,151,393
FOOD — 0.88%
H.J. Heinz Co.	147,323	10,647,033
Mondelez International Inc. Class A	817,549	25,025,175

		35,672,208
HEALTH CARE — PRODUCTS — 0.99%
Baxter International Inc.	250,989	18,231,841
Medtronic Inc.	464,964	21,834,709

		40,066,550
HEALTH CARE — SERVICES — 0.67%
UnitedHealth Group Inc.	471,197	26,957,180

		26,957,180

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® S&P 100 INDEX FUND

March 31, 2013

Security	Shares	Value

INSURANCE — 2.91%
Allstate Corp. (The)	219,326	$10,762,327
Berkshire Hathaway Inc. Class Ba	838,514	87,373,159
MetLife Inc.	502,772	19,115,391

		117,250,877
INTERNET — 4.24%
Amazon.com Inc.[a,b]	167,178	44,551,265
eBay Inc.[a]	536,449	29,086,265
Google Inc. Class Aa	122,760	97,475,123

		171,112,653
MACHINERY — 0.65%
Caterpillar Inc.	301,151	26,191,103

		26,191,103
MANUFACTURING — 3.51%
3M Co.	291,836	31,025,085
General Electric Co.	4,780,363	110,521,993

		141,547,078
MEDIA — 3.74%
Comcast Corp. Class A	1,213,456	50,977,286
News Corp. Class A NVS	919,346	28,058,440
Time Warner Inc.	429,759	24,762,714
Walt Disney Co. (The)	830,015	47,144,852

		150,943,292
MINING — 0.36%
Freeport-McMoRan Copper & Gold Inc.	436,547	14,449,706

		14,449,706
OIL & GAS — 9.88%
Anadarko Petroleum Corp.	230,132	20,125,044
Apache Corp.	180,113	13,897,519
Chevron Corp.	893,110	106,119,330
ConocoPhillips	561,332	33,736,053
Devon Energy Corp.	173,423	9,784,526
Exxon Mobil Corp.	2,059,776	185,606,415
Occidental Petroleum Corp.	370,324	29,022,292

		398,291,179
OIL & GAS SERVICES — 2.14%
Baker Hughes Inc.	202,830	9,413,340
Halliburton Co.	428,399	17,311,604
National Oilwell Varco Inc.	196,150	13,877,613
Schlumberger Ltd.	610,641	45,730,904

		86,333,461

Security	Shares	Value

PHARMACEUTICALS — 9.27%
Abbott Laboratories	722,103	$25,504,678
AbbVie Inc.	726,692	29,634,500
Bristol-Myers Squibb Co.	752,752	31,005,855
Eli Lilly and Co.	458,950	26,063,770
Johnson & Johnson	1,285,085	104,772,980
Merck & Co. Inc.	1,389,471	61,456,302
Pfizer Inc.	3,305,009	95,382,560

		373,820,645
PIPELINES — 0.29%
Williams Companies Inc. (The)	313,252	11,734,420

		11,734,420
REAL ESTATE INVESTMENT TRUSTS — 0.56%
Simon Property Group Inc.[b]	143,579	22,765,886

		22,765,886
RETAIL — 7.00%
Costco Wholesale Corp.	200,280	21,251,711
CVS Caremark Corp.	566,024	31,125,660
Home Depot Inc. (The)	687,381	47,965,446
Lowe’s Companies Inc.	510,316	19,351,183
McDonald’s Corp.	461,015	45,958,585
Starbucks Corp.	344,486	19,621,922
Target Corp.	299,197	20,480,035
Wal-Mart Stores Inc.	768,954	57,540,828
Walgreen Co.	395,401	18,852,720

		282,148,090
SEMICONDUCTORS — 2.99%
Intel Corp.	2,273,831	49,683,208
QUALCOMM Inc.	789,879	52,882,399
Texas Instruments Inc.	507,921	18,021,037

		120,586,644
SOFTWARE — 3.82%
Microsoft Corp.	3,465,710	99,153,963
Oracle Corp.	1,697,670	54,902,648

		154,056,611
TELECOMMUNICATIONS — 5.17%
AT&T Inc.	2,524,644	92,629,188
Cisco Systems Inc.	2,451,273	51,256,119
Verizon Communications Inc.	1,314,032	64,584,673

		208,469,980
TRANSPORTATION — 2.07%
FedEx Corp.	134,454	13,203,383
Norfolk Southern Corp.	144,510	11,138,831

22	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P 100 INDEX FUND

March 31, 2013

Security	Shares	Value

Union Pacific Corp.	215,753	$30,725,385
United Parcel Service Inc. Class B	328,753	28,239,882

		83,307,481

TOTAL COMMON STOCKS
(Cost: $4,015,112,058)		4,025,398,055

SHORT-TERM INVESTMENTS — 1.13%

MONEY MARKET FUNDS — 1.13%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	22,037,793	22,037,793
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	1,565,282	1,565,282
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	21,943,682	21,943,682

		45,546,757

TOTAL SHORT-TERM INVESTMENTS
(Cost: $45,546,757)		45,546,757

TOTAL INVESTMENTS IN SECURITIES — 100.95%
(Cost: $4,060,658,815)		4,070,944,812
Other Assets, Less Liabilities — (0.95)%		(38,134,067)

NET ASSETS — 100.00%		$4,032,810,745

NVS	— Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Summary Schedule of Investments

iSHARES® S&P 500 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value	% of Net Assets

COMMON STOCKS

ADVERTISING
Other securities[a]		$10,268,930	0.15%

		10,268,930	0.15
AEROSPACE & DEFENSE
Boeing Co. (The)	655,092	56,239,648	0.82
Other securities[a]		15,142,810	0.22

		71,382,458	1.04
AGRICULTURE
Altria Group Inc.	1,102,692	37,921,578	0.55
Philip Morris International Inc.	1,586,276	147,063,648	2.13
Other securities[a]		21,199,173	0.31

		206,184,399	2.99
AIRLINES
Other securities[a]		9,478,395	0.14

		9,478,395	0.14
APPAREL
Other securities[a]		61,512,035	0.89

		61,512,035	0.89
AUTO MANUFACTURERS
Other securities[a]		17,177,912	0.25

		17,177,912	0.25
AUTO PARTS & EQUIPMENT
Other securities[a]		21,128,705	0.31

		21,128,705	0.31
BANKS
Bank of America Corp.	10,416,281	126,870,303	1.84
U.S. Bancorp	1,793,698	60,860,173	0.88
Other securities[a]		48,515,405	0.71

		236,245,881	3.43
BEVERAGES
Coca-Cola Co. (The)	3,689,699	149,211,428	2.17
PepsiCo Inc.	1,485,167	117,491,561	1.71
Other securities[a]		38,950,440	0.56

		305,653,429	4.44
BIOTECHNOLOGY
Amgen Inc.	720,449	73,853,227	1.07
Biogen Idec Inc.[b]	227,461	43,879,502	0.64
Celgene Corp.[b]	403,068	46,719,612	0.68
Gilead Sciences Inc.[b,c]	1,465,471	71,705,496	1.04
Other securities[a]		27,949,448	0.40

		264,107,285	3.83

Security	Shares	Value	% of Net Assets

BUILDING MATERIALS
Other securities[a]		$11,382,558	0.17%

		11,382,558	0.17
CHEMICALS
Monsanto Co.	515,764	54,480,151	0.79
Other securities[a]		150,338,272	2.18

		204,818,423	2.97
COMMERCIAL SERVICES
MasterCard Inc. Class A	101,633	54,996,665	0.80
Other securities[a]		64,288,632	0.93

		119,285,297	1.73
COMPUTERS
Apple Inc.	904,030	400,150,799	5.81
EMC Corp.[b]	2,025,677	48,393,424	0.70
International Business Machines Corp.	524,427	111,860,279	1.62
Other securities[a]		85,446,159	1.25

		645,850,661	9.38
COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	1,288,511	99,292,658	1.44
Other securities[a]		40,007,443	0.58

		139,300,101	2.02
DISTRIBUTION & WHOLESALE
Other securities[a]		26,472,127	0.38

		26,472,127	0.38
DIVERSIFIED FINANCIAL SERVICES
American Express Co.	925,106	62,407,651	0.91
BlackRock Inc.[d]	72,565	18,640,497	0.27
Visa Inc. Class A	496,433	84,314,181	1.22
Other securities[a]		98,753,295	1.43

		264,115,624	3.83
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		19,487,833	0.28

		19,487,833	0.28
ELECTRONICS
Other securities[a]		86,686,473	1.26

		86,686,473	1.26
ENVIRONMENTAL CONTROL
Other securities[a]		8,828,230	0.13

		8,828,230	0.13

24	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value	% of Net Assets

FOOD
Other securities[a]		$79,383,891	1.15%

		79,383,891	1.15
GAS
Other securities[a]		8,733,925	0.13

		8,733,925	0.13
HAND & MACHINE TOOLS
Other securities[a]		4,653,860	0.07

		4,653,860	0.07
HEALTH CARE — PRODUCTS
Baxter International Inc.	525,472	38,170,286	0.55
Other securities[a]		111,475,140	1.62

		149,645,426	2.17
HEALTH CARE — SERVICES
Other securities[a]		9,666,508	0.14

		9,666,508	0.14
HOME BUILDERS
Other securities[a]		19,824,391	0.29

		19,824,391	0.29
HOUSEHOLD PRODUCTS & WARES
Other securities[a]		27,349,223	0.40

		27,349,223	0.40
HOUSEWARES
Other securities[a]		7,224,010	0.11

		7,224,010	0.11
INSURANCE
Other securities[a]		33,750,939	0.49

		33,750,939	0.49
INTERNET
Amazon.com Inc.[b]	350,056	93,286,424	1.35
eBay Inc.[b]	1,123,222	60,901,097	0.88
Google Inc. Class Ab	257,063	204,115,734	2.96
Priceline.com Inc.[b,c]	48,001	33,021,328	0.48
Other securities[a]		65,145,381	0.96

		456,469,964	6.63
IRON & STEEL
Other securities[a]		6,796,187	0.10

		6,796,187	0.10
LEISURE TIME
Other securities[a]		6,983,046	0.10

		6,983,046	0.10

Security	Shares	Value	% of Net Assets

LODGING
Other securities[a]		$31,087,104	0.45%

		31,087,104	0.45
MACHINERY
Other securities[a]		68,426,334	0.99

		68,426,334	0.99
MANUFACTURING
3M Co.	348,273	37,024,902	0.54
Other securities[a]		88,119,719	1.28

		125,144,621	1.82
MEDIA
Comcast Corp. Class A	2,540,904	106,743,377	1.55
News Corp. Class A NVS	1,924,924	58,748,681	0.85
Time Warner Inc.	899,811	51,847,110	0.75
Walt Disney Co. (The)	1,216,559	69,100,551	1.00
Other securities[a]		135,245,379	1.97

		421,685,098	6.12
METAL FABRICATE & HARDWARE
Other securities[a]		14,940,160	0.22

		14,940,160	0.22
OIL & GAS
EOG Resources Inc.	261,557	33,497,605	0.49
Exxon Mobil Corp.	2,329,156	209,880,247	3.05
Other securities[a]		111,727,870	1.61

		355,105,722	5.15
OIL & GAS SERVICES
Schlumberger Ltd.	779,930	58,408,958	0.85
Other securities[a]		28,634,617	0.41

		87,043,575	1.26
PACKAGING & CONTAINERS
Other securities[a]		10,769,200	0.16

		10,769,200	0.16
PHARMACEUTICALS
Abbott Laboratories	952,419	33,639,439	0.49
AbbVie Inc.	1,521,547	62,048,687	0.90
Bristol-Myers Squibb Co.	882,552	36,352,317	0.53
Eli Lilly and Co.	960,933	54,571,385	0.79
Johnson & Johnson	1,426,193	116,277,515	1.69
Merck & Co. Inc.	2,909,519	128,688,025	1.87

SCHEDULES OF INVESTMENTS	25

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value	% of Net Assets

Pfizer Inc.	4,083,150	$117,839,709	1.71%
Other securities[a]		89,659,646	1.30

		639,076,723	9.28
PIPELINES
Other securities[a]		11,999,749	0.17

		11,999,749	0.17
REAL ESTATE
Other securities[a]		4,450,893	0.06

		4,450,893	0.06
REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		166,359,079	2.41

		166,359,079	2.41
RETAIL
Home Depot Inc. (The)	1,439,330	100,436,448	1.46
Lowe’s Companies Inc.	1,068,425	40,514,676	0.59
McDonald’s Corp.	501,939	50,038,299	0.73
Starbucks Corp.	721,237	41,081,660	0.60
Other securities[a]		206,986,732	2.99

		439,057,815	6.37
SEMICONDUCTORS
Intel Corp.	4,761,253	104,033,378	1.51
QUALCOMM Inc.	1,653,962	110,732,756	1.61
Other securities[a]		110,357,693	1.60

		325,123,827	4.72
SOFTWARE
Microsoft Corp.	3,991,398	114,193,897	1.66
Oracle Corp.	3,554,851	114,963,881	1.67
Other securities[a]		128,325,486	1.86

		357,483,264	5.19
TELECOMMUNICATIONS
Cisco Systems Inc.	2,412,249	50,440,126	0.73
Verizon Communications Inc.	1,293,156	63,558,617	0.92
Other securities[a]		45,150,994	0.66

		159,149,737	2.31
TEXTILES
Other securities[a]		4,466,088	0.06

		4,466,088	0.06

Security	Shares	Value	% of Net Assets

TOYS, GAMES & HOBBIES
Other securities[a]		$14,487,396	0.21%

		14,487,396	0.21
TRANSPORTATION
Union Pacific Corp.	451,751	64,333,860	0.93
Other securities[a]		38,215,465	0.56

		102,549,325	1.49

TOTAL COMMON STOCKS
(Cost: $5,269,739,256)		6,878,253,836	99.84

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[d,e,f]	157,644,346	157,644,346	2.29
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[d,e,f]	11,197,028	11,197,028	0.16
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[d,e]	31,446,081	31,446,081	0.46

		200,287,455	2.91

TOTAL SHORT-TERM INVESTMENTS
(Cost: $200,287,455)		200,287,455	2.91

TOTAL INVESTMENTS IN SECURITIES
(Cost: $5,470,026,711)		7,078,541,291	102.75
Other Assets, Less Liabilities		(189,457,468)	(2.75)

NET ASSETS		$6,889,083,823	100.00%

NVS	— Non-Voting Shares

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2013. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

26	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® S&P 500 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value	% of Net Assets

COMMON STOCKS

ADVERTISING
Other securities[a]		$8,340,963	0.15%

		8,340,963	0.15
AEROSPACE & DEFENSE
United Technologies Corp.	689,728	64,441,287	1.15
Other securities[a]		69,634,259	1.24

		134,075,546	2.39
AGRICULTURE
Altria Group Inc.	706,754	24,305,270	0.43
Other securities[a]		24,395,535	0.44

		48,700,805	0.87
APPAREL
Other securities[a]		14,689,949	0.26

		14,689,949	0.26
AUTO MANUFACTURERS
Ford Motor Co.	3,207,814	42,182,754	0.75

		42,182,754	0.75
AUTO PARTS & EQUIPMENT
Other securities[a]		22,166,325	0.40

		22,166,325	0.40
BANKS
Capital One Financial Corp.	476,156	26,164,772	0.47
Citigroup Inc.	2,485,433	109,955,556	1.96
Goldman Sachs Group Inc. (The)	357,877	52,661,601	0.94
J.P. Morgan Chase & Co.	3,130,561	148,576,425	2.65
Morgan Stanley	1,122,718	24,677,342	0.44
PNC Financial Services Group Inc. (The)[b]	432,157	28,738,441	0.51
Wells Fargo & Co.	4,009,376	148,306,818	2.65
Other securities[a]		103,401,152	1.85

		642,482,107	11.47
BEVERAGES
Other securities[a]		17,749,014	0.32

		17,749,014	0.32

Security	Shares	Value	% of Net Assets

BUILDING MATERIALS
Other securities[a]		$1,764,469	0.03%

		1,764,469	0.03
CHEMICALS
Dow Chemical Co. (The)	984,953	31,360,904	0.56
Other securities[a]		72,911,860	1.30

		104,272,764	1.86
COAL
Other securities[a]		10,987,551	0.20

		10,987,551	0.20
COMMERCIAL SERVICES
Other securities[a]		39,653,723	0.71

		39,653,723	0.71
COMPUTERS
Hewlett-Packard Co.	1,597,001	38,072,504	0.68
International Business Machines Corp.	411,295	87,729,223	1.57
Other securities[a]		56,941,173	1.01

		182,742,900	3.26
COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	1,139,452	87,806,171	1.57
Other securities[a]		28,389,218	0.50

		116,195,389	2.07
DISTRIBUTION & WHOLESALE
Other securities[a]		13,942,061	0.25

		13,942,061	0.25
DIVERSIFIED FINANCIAL SERVICES
BlackRock Inc.[b]	41,037	10,541,585	0.19
Other securities[a]		54,770,684	0.98

		65,312,269	1.17
ELECTRIC
Dominion Resources Inc.	471,304	27,420,467	0.49
Duke Energy Corp.	576,299	41,833,544	0.75
NextEra Energy Inc.	346,635	26,926,607	0.48
Southern Co. (The)	710,662	33,344,261	0.60
Other securities[a]		228,716,374	4.07

		358,241,253	6.39
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		19,741,762	0.35

		19,741,762	0.35

SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value	% of Net Assets

ELECTRONICS
Honeywell International Inc.	333,304	$25,114,456	0.45%
Other securities[a]		38,701,257	0.69

		63,815,713	1.14
ENGINEERING & CONSTRUCTION
Other securities[a]		14,799,543	0.26

		14,799,543	0.26
ENTERTAINMENT
Other securities[a]		3,574,065	0.06

		3,574,065	0.06
ENVIRONMENTAL CONTROL
Other securities[a]		21,994,988	0.39

		21,994,988	0.39
FOOD
Kraft Foods Group Inc.	484,572	24,969,995	0.45
Mondelez International Inc. Class A	1,454,371	44,518,296	0.79
Other securities[a]		98,292,688	1.75

		167,780,979	2.99
FOREST PRODUCTS & PAPER
Other securities[a]		22,041,507	0.39

		22,041,507	0.39
GAS
Other securities[a]		27,258,728	0.49

		27,258,728	0.49
HAND & MACHINE TOOLS
Other securities[a]		10,586,018	0.19

		10,586,018	0.19
HEALTH CARE — PRODUCTS
Other securities[a]		76,846,071	1.37

		76,846,071	1.37
HEALTH CARE — SERVICES
UnitedHealth Group Inc.	838,244	47,955,939	0.86
Other securities[a]		77,159,806	1.37

		125,115,745	2.23
HOLDING COMPANIES — DIVERSIFIED
Other securities[a]		6,607,530	0.12

		6,607,530	0.12
HOME FURNISHINGS
Other securities[a]		10,057,962	0.18

		10,057,962	0.18

Security	Shares	Value	% of Net Assets

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		$20,849,418	0.37%

		20,849,418	0.37
INSURANCE
ACE Ltd.	277,488	24,688,107	0.44
American International Group Inc.[c]	1,207,421	46,872,083	0.84
Berkshire Hathaway Inc. Class Bc	1,491,834	155,449,103	2.77
MetLife Inc.	894,368	34,003,871	0.61
Travelers Companies Inc. (The)	309,088	26,022,119	0.46
Other securities[a]		161,643,362	2.89

		448,678,645	8.01
INTERNET
Other securities[a]		6,966,964	0.12

		6,966,964	0.12
IRON & STEEL
Other securities[a]		13,735,271	0.25

		13,735,271	0.25
LEISURE TIME
Other securities[a]		16,400,474	0.29

		16,400,474	0.29
LODGING
Other securities[a]		7,601,085	0.14

		7,601,085	0.14
MACHINERY
Caterpillar Inc.	535,737	46,593,047	0.83
Other securities[a]		22,119,375	0.40

		68,712,422	1.23
MANUFACTURING
General Electric Co.	8,505,017	196,635,993	3.51
Other securities[a]		82,350,335	1.47

		278,986,328	4.98
MEDIA
Walt Disney Co. (The)	442,937	25,158,822	0.45
Other securities[a]		20,783,303	0.37

		45,942,125	0.82
METAL FABRICATE & HARDWARE
Other securities[a]		9,965,669	0.18

		9,965,669	0.18

28	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value	% of Net Assets

MINING
Freeport-McMoRan Copper & Gold Inc.	776,515	$25,702,646	0.46%
Other securities[a]		24,426,392	0.43

		50,129,038	0.89
OFFICE & BUSINESS EQUIPMENT
Other securities[a]		11,030,129	0.20

		11,030,129	0.20
OIL & GAS
Apache Corp.	320,371	24,719,826	0.44
Chevron Corp.	1,588,982	188,802,841	3.37
ConocoPhillips	998,626	60,017,423	1.07
Exxon Mobil Corp.	1,685,738	151,901,851	2.71
Occidental Petroleum Corp.	658,805	51,630,548	0.92
Phillips 66	508,288	35,564,911	0.63
Other securities[a]		188,177,966	3.37

		700,815,366	12.51
OIL & GAS SERVICES
National Oilwell Varco Inc.	348,896	24,684,392	0.44
Schlumberger Ltd.	423,645	31,726,774	0.57
Other securities[a]		47,086,859	0.84

		103,498,025	1.85
PACKAGING & CONTAINERS
Other securities[a]		7,535,935	0.13

		7,535,935	0.13
PHARMACEUTICALS
Johnson & Johnson	1,074,556	87,608,551	1.56
Pfizer Inc.	2,410,734	69,573,783	1.24
Other securities[a]		128,601,446	2.30

		285,783,780	5.10
PIPELINES
Other securities[a]		55,351,750	0.99

		55,351,750	0.99
REAL ESTATE
Other securities[a]		2,523,157	0.05

		2,523,157	0.05
REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		100,332,840	1.79

		100,332,840	1.79

Security	Shares	Value	% of Net Assets

RETAIL
CVS Caremark Corp.	1,006,960	$55,372,730	0.99%
McDonald’s Corp.	393,661	39,244,065	0.70
Target Corp.	532,242	36,431,965	0.65
Wal-Mart Stores Inc.	1,368,045	102,370,807	1.83
Walgreen Co.	703,363	33,536,348	0.60
Other securities[a]		97,489,119	1.73

		364,445,034	6.50
SAVINGS & LOANS
Other securities[a]		7,110,992	0.13

		7,110,992	0.13
SEMICONDUCTORS
Other securities[a]		44,552,165	0.80

		44,552,165	0.80
SOFTWARE
Microsoft Corp.	2,774,609	79,381,563	1.42
Other securities[a]		24,605,034	0.44

		103,986,597	1.86
TELECOMMUNICATIONS
AT&T Inc.	4,491,706	164,800,693	2.94
Cisco Systems Inc.	2,311,235	48,327,924	0.86
Verizon Communications Inc.	1,238,994	60,896,555	1.09
Other securities[a]		66,689,172	1.19

		340,714,344	6.08
TOYS, GAMES & HOBBIES
Other securities[a]		4,134,666	0.07

		4,134,666	0.07
TRANSPORTATION
United Parcel Service Inc. Class B	286,543	24,614,044	0.44
Other securities[a]		73,467,923	1.31

		98,081,967	1.75

TOTAL COMMON STOCKS
(Cost: $4,890,224,721)		5,591,584,639	99.80

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[b,d,e]	74,819,284	74,819,284	1.34

SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value	% of Net Assets

BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[b,d,e]	5,314,200	$5,314,200	0.09%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[b,d]	32,221,086	32,221,086	0.58

		112,354,570	2.01

TOTAL SHORT-TERM INVESTMENTS
(Cost: $112,354,570)		112,354,570	2.01

TOTAL INVESTMENTS IN SECURITIES
(Cost: $5,002,579,291)		5,703,939,209	101.81
Other Assets, Less Liabilities		(101,274,159)	(1.81)

NET ASSETS		$5,602,665,050	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2013. Other securities may include securities on loan and non-income earning securities.

[b]	Affiliated issuer. See Note 2.
[c]	Non-income earning security.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

30	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value	% of Net Assets

COMMON STOCKS

ADVERTISING
Other securities[a]		$14,657,227	0.40%

		14,657,227	0.40
AEROSPACE & DEFENSE
B/E Aerospace Inc.[b]	569,467	34,333,165	0.93
Other securities[a]		12,855,160	0.35

		47,188,325	1.28
AIRLINES
Alaska Air Group Inc.[b]	382,418	24,459,455	0.67

		24,459,455	0.67
APPAREL
Hanesbrands Inc.[b]	534,978	24,373,598	0.66
Other securities[a]		37,492,187	1.02

		61,865,785	1.68
BANKS
Other securities[a]		81,134,521	2.21

		81,134,521	2.21
BEVERAGES
Green Mountain Coffee Roasters Inc.[b,c]	436,087	24,752,298	0.67

		24,752,298	0.67
BIOTECHNOLOGY
Regeneron Pharmaceuticals Inc.[b]	414,985	73,203,354	1.99
Vertex Pharmaceuticals Inc.[b]	1,185,429	65,174,887	1.77
Other securities[a]		27,042,051	0.74

		165,420,292	4.50
BUILDING MATERIALS
Fortune Brands Home & Security Inc.[b]	892,905	33,421,434	0.91
Other securities[a]		44,642,109	1.21

		78,063,543	2.12
CHEMICALS
Valspar Corp. (The)	454,741	28,307,627	0.77
Other securities[a]		70,859,175	1.93

		99,166,802	2.70
COMMERCIAL SERVICES
Alliance Data Systems Corp.[b,c]	271,126	43,892,588	1.19

Security	Shares	Value	% of Net Assets

Gartner Inc.[b]	507,577	$27,617,264	0.75%
Other securities[a]		135,671,294	3.69

		207,181,146	5.63
COMPUTERS
Other securities[a]		99,094,692	2.69

		99,094,692	2.69
DISTRIBUTION & WHOLESALE
LKQ Corp.[b]	1,622,187	35,298,789	0.96
Other securities[a]		8,279,271	0.23

		43,578,060	1.19
DIVERSIFIED FINANCIAL SERVICES
Affiliated Managers Group Inc.[b,c]	285,760	43,884,163	1.19
Eaton Vance Corp. NVS	632,584	26,460,989	0.72
Other securities[a]		51,430,923	1.40

		121,776,075	3.31
ELECTRIC
Other securities[a]		5,242,183	0.14

		5,242,183	0.14
ELECTRICAL COMPONENTS & EQUIPMENT
AMETEK Inc.	1,321,336	57,293,129	1.56
Other securities[a]		26,382,358	0.72

		83,675,487	2.28
ELECTRONICS
Mettler-Toledo International Inc.[b]	164,744	35,126,716	0.96
Trimble Navigation Ltd.[b]	1,385,976	41,523,841	1.13
Other securities[a]		42,458,537	1.15

		119,109,094	3.24
ENTERTAINMENT
Other securities[a]		28,016,056	0.76

		28,016,056	0.76
ENVIRONMENTAL CONTROL
Other securities[a]		32,795,589	0.89

		32,795,589	0.89
FOOD
Ingredion Inc.	420,188	30,387,996	0.83
Other securities[a]		24,762,159	0.67

		55,150,155	1.50
HAND & MACHINE TOOLS
Lincoln Electric Holdings Inc.	450,927	24,431,225	0.66
Other securities[a]		10,605,410	0.29

		35,036,635	0.95

SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value	% of Net Assets

HEALTH CARE — PRODUCTS
Cooper Companies Inc. (The)	262,720	$28,342,234	0.77%
Henry Schein Inc.[b]	280,890	25,996,370	0.71
IDEXX Laboratories Inc.[b,c]	296,714	27,413,406	0.75
ResMed Inc.[c]	780,543	36,185,973	0.98
Other securities[a]		39,044,712	1.06

		156,982,695	4.27
HEALTH CARE — SERVICES
Other securities[a]		26,070,030	0.71

		26,070,030	0.71
HOME BUILDERS
Toll Brothers Inc.[b]	818,288	28,018,181	0.76
Other securities[a]		43,295,928	1.18

		71,314,109	1.94
HOME FURNISHINGS
Other securities[a]		9,543,105	0.26

		9,543,105	0.26
HOUSEHOLD PRODUCTS & WARES
Church & Dwight Co. Inc.	427,610	27,636,434	0.75
Jarden Corp.[b]	601,596	25,778,389	0.70
Other securities[a]		14,402,915	0.39

		67,817,738	1.84
INSURANCE
Other securities[a]		76,130,537	2.07

		76,130,537	2.07
INTERNET
Equinix Inc.[b,c]	265,179	57,360,869	1.56
Rackspace Hosting Inc.[b,c]	600,239	30,300,065	0.82
Other securities[a]		33,676,879	0.92

		121,337,813	3.30
IRON & STEEL
Other securities[a]		8,285,846	0.23

		8,285,846	0.23
LEISURE TIME
Polaris Industries Inc.	346,016	32,003,020	0.87
Other securities[a]		4,343,967	0.12

		36,346,987	0.99
MACHINERY
Wabtec Corp.	259,443	26,491,725	0.72
Other securities[a]		83,896,056	2.28

		110,387,781	3.00

Security	Shares	Value	% of Net Assets

MANUFACTURING
Other securities[a]		$42,860,763	1.17%

		42,860,763	1.17
MEDIA
Other securities[a]		31,585,622	0.86

		31,585,622	0.86
METAL FABRICATE & HARDWARE
Timken Co. (The)	432,896	24,493,256	0.67
Other securities[a]		29,009,169	0.78

		53,502,425	1.45
MINING
Royal Gold Inc.	353,603	25,116,421	0.68
Other securities[a]		6,296,220	0.17

		31,412,641	0.85
OFFICE FURNISHINGS
Other securities[a]		3,866,301	0.11

		3,866,301	0.11
OIL & GAS
HollyFrontier Corp.	1,105,964	56,901,848	1.55
Other securities[a]		71,780,925	1.95

		128,682,773	3.50
OIL & GAS SERVICES
Oceaneering International Inc.	340,682	22,624,692	0.62
Other securities[a]		38,858,320	1.05

		61,483,012	1.67
PACKAGING & CONTAINERS
Packaging Corp. of America	533,739	23,948,869	0.65
Other securities[a]		5,576,870	0.15

		29,525,739	0.80
PHARMACEUTICALS
Other securities[a]		10,112,350	0.27

		10,112,350	0.27
REAL ESTATE
Jones Lang LaSalle Inc.	239,500	23,808,695	0.65

		23,808,695	0.65
REAL ESTATE INVESTMENT TRUSTS
Extra Space Storage Inc.	560,441	22,008,518	0.60
Rayonier Inc.[c]	413,744	24,688,104	0.67
Realty Income Corp.[c]	601,157	27,262,470	0.74
Other securities[a]		267,889,048	7.29

		341,848,140	9.30

32	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value	% of Net Assets

RETAIL
Dick’s Sporting Goods Inc.	533,440	$25,231,712	0.69%
Foot Locker Inc.	819,409	28,056,564	0.76
MSC Industrial Direct Co. Inc. Class A	254,281	21,812,224	0.59
Panera Bread Co. Class Ab	152,706	25,233,139	0.69
Tractor Supply Co.	376,227	39,176,518	1.07
Williams-Sonoma Inc.	469,072	24,166,589	0.66
Other securities[a]		156,238,551	4.24

		319,915,297	8.70
SAVINGS & LOANS
Other securities[a]		10,010,350	0.27

		10,010,350	0.27
SEMICONDUCTORS
Cree Inc.[b,c]	634,501	34,713,550	0.94
Skyworks Solutions Inc.[b]	1,043,705	22,992,821	0.63
Other securities[a]		40,993,148	1.11

		98,699,519	2.68
SOFTWARE
ANSYS Inc.[b]	323,472	26,337,090	0.72
Other securities[a]		131,250,862	3.57

		157,587,952	4.29
TELECOMMUNICATIONS
Other securities[a]		66,905,783	1.82

		66,905,783	1.82
TEXTILES
Mohawk Industries Inc.[b]	202,787	22,939,265	0.62

		22,939,265	0.62
TRANSPORTATION
J.B. Hunt Transport Services Inc.	492,053	36,648,108	1.00
Kansas City Southern Industries Inc.	365,288	40,510,439	1.10
Other securities[a]		37,144,124	1.01

		114,302,671	3.11
WATER
Other securities[a]		12,968,906	0.35

		12,968,906	0.35

TOTAL COMMON STOCKS
(Cost: $3,029,272,972)		3,673,598,265	99.89

Security	Shares	Value	% of Net Assets

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[d,e,f]	289,861,362	$289,861,362	7.88%
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[d,e,f]	20,588,027	20,588,027	0.56
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[d,e]	8,312,503	8,312,503	0.23

		318,761,892	8.67

TOTAL SHORT-TERM INVESTMENTS
(Cost: $318,761,892)		318,761,892	8.67

TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,348,034,864)		3,992,360,157	108.56
Other Assets, Less Liabilities		(314,960,321)	(8.56)

NET ASSETS		$3,677,399,836	100.00%

NVS	— Non-Voting Shares

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2013. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Summary Schedule of Investments

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value	% of Net Assets

COMMON STOCKS

AEROSPACE & DEFENSE
Other securities[a]		$36,136,758	1.25%

		36,136,758	1.25
AGRICULTURE
Other securities[a]		5,675,395	0.20

		5,675,395	0.20
AIRLINES
Other securities[a]		6,730,005	0.23

		6,730,005	0.23
APPAREL
Other securities[a]		8,281,437	0.29

		8,281,437	0.29
AUTO MANUFACTURERS
Oshkosh Corp.[b]	378,184	16,069,038	0.56

		16,069,038	0.56
BANKS
Cullen/Frost Bankers Inc.	266,280	16,650,488	0.58
East West Bancorp Inc.	606,582	15,570,960	0.54
Other securities[a]		113,887,127	3.94

		146,108,575	5.06
BEVERAGES
Other securities[a]		10,625,075	0.37

		10,625,075	0.37
BIOTECHNOLOGY
Other securities[a]		10,990,728	0.38

		10,990,728	0.38
BUILDING MATERIALS
Other securities[a]		10,337,789	0.36

		10,337,789	0.36
CHEMICALS
Other securities[a]		72,591,711	2.51

		72,591,711	2.51
COAL
Other securities[a]		12,856,950	0.44

		12,856,950	0.44
COMMERCIAL SERVICES
Manpower Inc.	332,695	18,870,460	0.65
Towers Watson & Co. Class A	244,312	16,935,708	0.59
Other securities[a]		112,204,820	3.88

		148,010,988	5.12

Security	Shares	Value	% of Net Assets

COMPUTERS
Other securities[a]		$57,208,299	1.98%

		57,208,299	1.98
DISTRIBUTION & WHOLESALE
Arrow Electronics Inc.[b]	458,865	18,639,096	0.65
Other securities[a]		25,959,909	0.89

		44,599,005	1.54
DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		35,110,062	1.21

		35,110,062	1.21
ELECTRIC
Alliant Energy Corp.	480,351	24,104,013	0.83
Great Plains Energy Inc.	664,715	15,414,741	0.53
MDU Resources Group Inc.	817,289	20,424,052	0.71
National Fuel Gas Co.	361,346	22,168,577	0.77
NV Energy Inc.	1,017,457	20,379,664	0.71
OGE Energy Corp.	427,516	29,917,570	1.04
Westar Energy Inc.	548,765	18,208,023	0.63
Other securities[a]		46,926,534	1.62

		197,543,174	6.84
ELECTRICAL COMPONENTS & EQUIPMENT
Energizer Holdings Inc.	267,843	26,711,982	0.92
Other securities[a]		22,209,033	0.77

		48,921,015	1.69
ELECTRONICS
Avnet Inc.[b]	592,876	21,462,111	0.74
Other securities[a]		25,652,145	0.89

		47,114,256	1.63
ENGINEERING & CONSTRUCTION
KBR Inc.	638,908	20,496,169	0.71
URS Corp.	332,455	15,761,691	0.55
Other securities[a]		19,806,380	0.68

		56,064,240	1.94
ENTERTAINMENT
Other securities[a]		11,516,179	0.40

		11,516,179	0.40
ENVIRONMENTAL CONTROL
Other securities[a]		13,100,751	0.45

		13,100,751	0.45

34	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value	% of Net Assets

FOOD
Hillshire Brands Co.	532,127	$18,704,264	0.65%
Other securities[a]		50,311,691	1.74

		69,015,955	2.39
FOREST PRODUCTS & PAPER
Other securities[a]		11,687,554	0.40

		11,687,554	0.40
GAS
Atmos Energy Corp.	391,580	16,716,550	0.58
Questar Corp.	757,895	18,439,585	0.64
UGI Corp.	489,879	18,806,455	0.65
Other securities[a]		22,473,486	0.77

		76,436,076	2.64
HAND & MACHINE TOOLS
Other securities[a]		20,857,650	0.72

		20,857,650	0.72
HEALTH CARE — PRODUCTS
Other securities[a]		68,159,934	2.36

		68,159,934	2.36
HEALTH CARE — SERVICES
Community Health Systems Inc.	398,924	18,905,008	0.65
Universal Health Services Inc. Class B	384,892	24,583,052	0.85
Other securities[a]		61,254,298	2.12

		104,742,358	3.62
HOLDING COMPANIES — DIVERSIFIED
Other securities[a]		7,348,875	0.26

		7,348,875	0.26
HOME BUILDERS
Other securities[a]		8,348,170	0.29

		8,348,170	0.29
HOME FURNISHINGS
Other securities[a]		5,262,815	0.18

		5,262,815	0.18
HOUSEHOLD PRODUCTS & WARES
Church & Dwight Co. Inc.	256,858	16,600,732	0.57
Other securities[a]		14,904,577	0.52

		31,505,309	1.09

Security	Shares	Value	% of Net Assets

INSURANCE
American Financial Group Inc.	324,155	$15,358,464	0.53%
Everest Re Group Ltd.	221,128	28,715,682	0.99
HCC Insurance Holdings Inc.	435,439	18,301,501	0.63
Reinsurance Group of America Inc.	319,992	19,093,923	0.66
W.R. Berkley Corp.	476,866	21,158,544	0.73
Other securities[a]		116,753,777	4.05

		219,381,891	7.59
INTERNET
Other securities[a]		7,066,341	0.24

		7,066,341	0.24
IRON & STEEL
Reliance Steel & Aluminum Co.	330,050	23,489,659	0.81
Other securities[a]		25,969,649	0.90

		49,459,308	1.71
LEISURE TIME
Other securities[a]		9,887,019	0.34

		9,887,019	0.34
MACHINERY
AGCO Corp.	419,979	21,889,306	0.76
Gardner Denver Inc.	212,736	15,978,601	0.55
Other securities[a]		10,677,903	0.37

		48,545,810	1.68
MANUFACTURING
AptarGroup Inc.	286,616	16,437,428	0.57
SPX Corp.	203,386	16,059,358	0.56
Trinity Industries Inc.	342,494	15,525,253	0.54
Other securities[a]		48,603,751	1.67

		96,625,790	3.34
MEDIA
Other securities[a]		29,155,765	1.01

		29,155,765	1.01
MINING
Other securities[a]		6,365,889	0.22

		6,365,889	0.22
OFFICE FURNISHINGS
Other securities[a]		10,842,691	0.38

		10,842,691	0.38

SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value	% of Net Assets

OIL & GAS
Cimarex Energy Co.	213,197	$16,083,582	0.56%
Energen Corp.	312,638	16,260,302	0.56
Other securities[a]		57,759,911	2.00

		90,103,795	3.12
OIL & GAS SERVICES
Superior Energy Services Inc.[b]	690,252	17,925,844	0.62
Other securities[a]		53,023,302	1.84

		70,949,146	2.46
PACKAGING & CONTAINERS
Rock-Tenn Co. Class A	310,708	28,830,595	1.00
Other securities[a]		27,172,634	0.94

		56,003,229	1.94
PHARMACEUTICALS
Omnicare Inc.	452,921	18,442,943	0.64
Other securities[a]		16,123,536	0.56

		34,566,479	1.20
REAL ESTATE
Other securities[a]		6,663,014	0.23

		6,663,014	0.23
REAL ESTATE INVESTMENT TRUSTS
Alexandria Real Estate Equities Inc.	275,884	19,582,246	0.68
BioMed Realty Trust Inc.	796,026	17,194,162	0.60
Hospitality Properties Trust	595,800	16,348,752	0.57
Liberty Property Trust	517,532	20,571,897	0.71
Macerich Co. (The)	338,870	21,816,451	0.76
Realty Income Corp.[c]	361,100	16,375,885	0.57
SL Green Realty Corp.	381,300	32,833,743	1.14
Other securities[a]		190,420,401	6.57

		335,143,537	11.60
RETAIL
Other securities[a]		86,413,137	2.99

		86,413,137	2.99
SAVINGS & LOANS
New York Community Bancorp Inc.	1,905,681	27,346,522	0.95
Other securities[a]		17,027,309	0.59

		44,373,831	1.54

Security	Shares	Value	% of Net Assets

SEMICONDUCTORS
Other securities[a]		$46,366,442	1.60%

		46,366,442	1.60
SHIPBUILDING
Other securities[a]		11,454,537	0.40

		11,454,537	0.40
SOFTWARE
Informatica Corp.[b]	466,799	16,090,561	0.56
Other securities[a]		73,077,037	2.53

		89,167,598	3.09
TELECOMMUNICATIONS
Other securities[a]		32,772,215	1.13

		32,772,215	1.13
TEXTILES
Other securities[a]		10,269,147	0.36

		10,269,147	0.36
TRANSPORTATION
Kansas City Southern Industries Inc.	185,944	20,621,189	0.71
Other securities[a]		55,825,732	1.94

		76,446,921	2.65
TRUCKING & LEASING
Other securities[a]		10,554,535	0.37

		10,554,535	0.37
WATER
Other securities[a]		8,791,347	0.30

		8,791,347	0.30

TOTAL COMMON STOCKS
(Cost: $2,468,480,859)		2,886,325,540	99.89

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[d,e,f]	202,042,716	202,042,716	6.99
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[d,e,f]	14,350,518	14,350,518	0.50

36	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value	% of Net Assets

BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[d,e]	12,163,801	$12,163,801	0.42%

		228,557,035	7.91

TOTAL SHORT-TERM INVESTMENTS
(Cost: $228,557,035)		228,557,035	7.91

TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,697,037,894)		3,114,882,575	107.80
Other Assets, Less Liabilities		(225,293,170)	(7.80)

NET ASSETS		$2,889,589,405	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2013. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	37

Summary Schedule of Investments

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value	% of Net Assets

COMMON STOCKS

AEROSPACE & DEFENSE
Other securities[a]		$14,754,836	0.80%

		14,754,836	0.80
AIRLINES
Other securities[a]		8,866,015	0.48

		8,866,015	0.48
APPAREL
Steven Madden Ltd.[b,c]	267,992	11,561,175	0.62
Other securities[a]		23,605,719	1.28

		35,166,894	1.90
AUTO PARTS & EQUIPMENT
Other securities[a]		11,981,260	0.65

		11,981,260	0.65
BANKS
F.N.B. Corp.	912,663	11,043,222	0.60
Texas Capital Bancshares Inc.[b,c]	266,184	10,767,143	0.58
Other securities[a]		108,201,529	5.83

		130,011,894	7.01
BEVERAGES
Other securities[a]		8,811,968	0.47

		8,811,968	0.47
BIOTECHNOLOGY
Cubist Pharmaceuticals Inc.[b]	253,933	11,889,143	0.64
Medicines Co. (The)[b]	351,575	11,749,637	0.63
Other securities[a]		18,760,874	1.01

		42,399,654	2.28
BUILDING MATERIALS
Eagle Materials Inc.	306,060	20,392,778	1.10
Other securities[a]		31,553,320	1.70

		51,946,098	2.80
CHEMICALS
H.B. Fuller Co.	325,607	12,724,722	0.69
PolyOne Corp.	647,526	15,806,110	0.85
Other securities[a]		15,222,758	0.82

		43,753,590	2.36
COAL
Other securities[a]		7,482,471	0.40

		7,482,471	0.40

Security	Shares	Value	% of Net Assets

COMMERCIAL SERVICES
Healthcare Services Group Inc.	445,595	$11,420,600	0.62%
MAXIMUS Inc.	222,502	17,793,485	0.96
PAREXEL International Corp.[b]	379,527	14,995,112	0.81
Other securities[a]		52,084,124	2.80

		96,293,321	5.19
COMPUTERS
3D Systems Corp.[b,c]	516,555	16,653,733	0.90
Manhattan Associates Inc.[b,c]	128,099	9,516,475	0.51
Other securities[a]		37,103,115	2.00

		63,273,323	3.41
COSMETICS & PERSONAL CARE
Other securities[a]		2,596,372	0.14

		2,596,372	0.14
DISTRIBUTION & WHOLESALE
MWI Veterinary Supply Inc.[b,c]	78,474	10,378,971	0.56
Pool Corp.	303,081	14,547,888	0.78

		24,926,859	1.34
DIVERSIFIED FINANCIAL SERVICES
Portfolio Recovery Associates Inc.[b,c]	110,390	14,010,699	0.76
Other securities[a]		32,483,991	1.75

		46,494,690	2.51
ELECTRIC
Other securities[a]		2,754,292	0.15

		2,754,292	0.15
ELECTRICAL COMPONENTS & EQUIPMENT
Littelfuse Inc.	143,641	9,746,042	0.53
Other securities[a]		23,102,818	1.24

		32,848,860	1.77
ELECTRONICS
Cymer Inc.[b,c]	205,201	19,719,816	1.06
FEI Co.[c]	251,378	16,226,450	0.87
Other securities[a]		49,117,990	2.65

		85,064,256	4.58
ENGINEERING & CONSTRUCTION
Other securities[a]		5,296,621	0.29

		5,296,621	0.29

38	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value	% of Net Assets

ENTERTAINMENT
Other securities[a]		$14,463,238	0.78%

		14,463,238	0.78
ENVIRONMENTAL CONTROL
Darling International Inc.[b]	768,622	13,804,451	0.74
Other securities[a]		2,567,196	0.14

		16,371,647	0.88
FOOD
Hain Celestial Group Inc.[b,c]	303,190	18,518,845	1.00
Other securities[a]		13,819,816	0.74

		32,338,661	1.74
FOREST PRODUCTS & PAPER
Other securities[a]		9,900,803	0.53

		9,900,803	0.53
HAND & MACHINE TOOLS
Other securities[a]		8,480,521	0.46

		8,480,521	0.46
HEALTH CARE — PRODUCTS
Haemonetics Corp.[b,c]	337,123	14,044,544	0.76
Other securities[a]		61,844,176	3.33

		75,888,720	4.09
HEALTH CARE — SERVICES
Air Methods Corp.	227,809	10,989,506	0.59
Other securities[a]		8,069,454	0.44

		19,058,960	1.03
HOLDING COMPANIES — DIVERSIFIED
Other securities[a]		7,959,500	0.43

		7,959,500	0.43
HOME BUILDERS
Meritage Homes Corp.[b]	202,990	9,512,111	0.51
Ryland Group Inc. (The)	287,672	11,972,909	0.65
Other securities[a]		11,733,196	0.63

		33,218,216	1.79
HOME FURNISHINGS
Other securities[a]		17,352,165	0.94

		17,352,165	0.94
HOUSEHOLD PRODUCTS & WARES
Other securities[a]		15,569,061	0.84

		15,569,061	0.84
HOUSEWARES
Toro Co. (The)	380,602	17,522,916	0.94

		17,522,916	0.94

Security	Shares	Value	% of Net Assets

INSURANCE
Other securities[a]		$2,366,972	0.13%

		2,366,972	0.13
INTERNET
Sourcefire Inc.[b,c]	200,547	11,878,399	0.64
Other securities[a]		55,541,326	2.99

		67,419,725	3.63
IRON & STEEL
Other securities[a]		1,193,159	0.06

		1,193,159	0.06
LEISURE TIME
Brunswick Corp.	588,620	20,142,576	1.09
Other securities[a]		10,536,910	0.56

		30,679,486	1.65
MACHINERY
Cognex Corp.	261,756	11,033,015	0.59
Other securities[a]		22,222,790	1.20

		33,255,805	1.79
MANUFACTURING
Actuant Corp. Class A	323,624	9,909,367	0.53
Other securities[a]		50,380,980	2.72

		60,290,347	3.25
MEDIA
Other securities[a]		535,831	0.03

		535,831	0.03
METAL FABRICATE & HARDWARE
Other securities[a]		8,105,740	0.44

		8,105,740	0.44
MINING
Other securities[a]		13,579,384	0.73

		13,579,384	0.73
OFFICE FURNISHINGS
Other securities[a]		4,539,456	0.24

		4,539,456	0.24
OIL & GAS
Gulfport Energy Corp.[b]	444,458	20,369,510	1.10
Other securities[a]		12,860,966	0.69

		33,230,476	1.79
OIL & GAS SERVICES
Other securities[a]		29,553,840	1.59

		29,553,840	1.59

SCHEDULES OF INVESTMENTS	39

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value	% of Net Assets

PHARMACEUTICALS
Align Technology Inc.[b,c]	470,007	$15,749,934	0.85%
Questcor Pharmaceuticals Inc.[c]	382,237	12,437,992	0.67
Salix Pharmaceuticals Ltd.[b]	339,172	17,358,823	0.94
ViroPharma Inc.[b,c]	425,502	10,705,630	0.58
Other securities[a]		13,414,851	0.71

		69,667,230	3.75
REAL ESTATE
Other securities[a]		4,244,133	0.23

		4,244,133	0.23
REAL ESTATE INVESTMENT TRUSTS
GEO Group Inc. (The)	466,215	17,539,008	0.95
Post Properties Inc.	356,193	16,776,690	0.90
Tanger Factory Outlet Centers Inc.[c]	343,917	12,442,917	0.67
Other securities[a]		98,341,962	5.30

		145,100,577	7.82
RETAIL
Buffalo Wild Wings Inc.[b,c]	121,542	10,638,571	0.57
Coinstar Inc.[b,c]	182,136	10,640,385	0.57
First Cash Financial Services Inc.[b]	176,105	10,273,966	0.55
Lumber Liquidators Holdings Inc.[b]	177,360	12,454,219	0.67
Vitamin Shoppe Inc.[b,c]	196,891	9,618,125	0.52
Other securities[a]		67,072,128	3.62

		120,697,394	6.50
SAVINGS & LOANS
Other securities[a]		8,032,334	0.43

		8,032,334	0.43
SEMICONDUCTORS
Cirrus Logic Inc.[b,c]	419,996	9,554,909	0.51
Hittite Microwave Corp.[b,c]	176,476	10,687,387	0.58
Microsemi Corp.[b]	595,179	13,790,297	0.74
Veeco Instruments Inc.[b,c]	255,429	9,790,594	0.53
Other securities[a]		49,466,645	2.67

		93,289,832	5.03
SOFTWARE
Tyler Technologies Inc.[b]	176,701	10,824,703	0.58
Other securities[a]		50,408,950	2.72

		61,233,653	3.30

Security	Shares	Value	% of Net Assets

TELECOMMUNICATIONS
ARRIS Group Inc.[b]	746,590	$12,818,950	0.69%
Other securities[a]		32,404,266	1.75

		45,223,216	2.44
TEXTILES
Other securities[a]		3,454,204	0.19

		3,454,204	0.19
TRANSPORTATION
Old Dominion Freight Line Inc.[b]	461,220	17,618,604	0.95
Other securities[a]		14,113,577	0.76

		31,732,181	1.71
WATER
Other securities[a]		4,043,774	0.22

		4,043,774	0.22

TOTAL COMMON STOCKS
(Cost: $1,465,573,029)		1,854,316,431	99.93

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[d,e,f]	248,416,039	248,416,039	13.39
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[d,e,f]	17,644,283	17,644,283	0.95
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[d,e]	4,557,646	4,557,646	0.24

		270,617,968	14.58

TOTAL SHORT-TERM INVESTMENTS
(Cost: $270,617,968)		270,617,968	14.58

40	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

March 31, 2013

	Value	% of Net Assets

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,736,190,997)	$2,124,934,399	114.51%
Other Assets, Less Liabilities	(269,333,692)	(14.51)

NET ASSETS	$1,855,600,707	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2013. Other securities may include securities on loan and non-income earning securities.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	41

Summary Schedule of Investments

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value	% of Net Assets

COMMON STOCKS

ADVERTISING
Other securities[a]		$2,614,900	0.12%

		2,614,900	0.12
AEROSPACE & DEFENSE
Curtiss-Wright Corp.	359,572	12,477,148	0.57
Moog Inc. Class Ab	349,540	16,019,418	0.73
Teledyne Technologies Inc.[b]	181,291	14,220,466	0.64
Other securities[a]		28,815,975	1.30

		71,533,007	3.24
AGRICULTURE
Other securities[a]		9,684,504	0.44

		9,684,504	0.44
AIRLINES
Other securities[a]		6,408,428	0.29

		6,408,428	0.29
APPAREL
Other securities[a]		40,848,180	1.85

		40,848,180	1.85
AUTO PARTS & EQUIPMENT
Other securities[a]		11,197,383	0.51

		11,197,383	0.51
BANKS
Old National Bancorp	780,685	10,734,419	0.49
Umpqua Holdings Corp.	865,017	11,470,125	0.52
Other securities[a]		121,199,311	5.49

		143,403,855	6.50
BIOTECHNOLOGY
Cubist Pharmaceuticals Inc.[b]	200,182	9,372,521	0.43
Other securities[a]		3,053,767	0.13

		12,426,288	0.56
BUILDING MATERIALS
Other securities[a]		29,742,860	1.35

		29,742,860	1.35
CHEMICALS
Other securities[a]		45,798,292	2.08

		45,798,292	2.08
COAL
Other securities[a]		8,807,914	0.40

		8,807,914	0.40

Security	Shares	Value	% of Net Assets

COMMERCIAL SERVICES
Live Nation Entertainment Inc.[b,c]	1,088,018	$13,458,783	0.61%
Other securities[a]		90,768,951	4.12

		104,227,734	4.73
COMPUTERS
CACI International Inc. Class Ab,c	177,454	10,269,263	0.47
Other securities[a]		36,064,364	1.63

		46,333,627	2.10
DISTRIBUTION & WHOLESALE
United Stationers Inc.	311,030	12,021,310	0.55
Other securities[a]		6,069,275	0.27

		18,090,585	0.82
DIVERSIFIED FINANCIAL SERVICES
Stifel Financial Corp.[b,c]	452,615	15,692,162	0.71
Other securities[a]		30,305,271	1.38

		45,997,433	2.09
ELECTRIC
ALLETE Inc.	274,061	13,434,470	0.61
Avista Corp.	461,765	12,652,361	0.57
El Paso Electric Co.	310,794	10,458,218	0.47
NorthWestern Corp.	287,267	11,450,463	0.52
UIL Holdings Corp.	392,497	15,538,956	0.70
UNS Energy Corp.	319,297	15,626,395	0.71
Other securities[a]		4,328,949	0.21

		83,489,812	3.79
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		21,669,400	0.98

		21,669,400	0.98
ELECTRONICS
Watts Water Technologies Inc. Class A	217,608	10,443,008	0.47
Other securities[a]		71,605,534	3.25

		82,048,542	3.72
ENGINEERING & CONSTRUCTION
EMCOR Group Inc.	516,723	21,903,888	0.99
Other securities[a]		16,307,774	0.74

		38,211,662	1.73

42	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value	% of Net Assets

ENTERTAINMENT
Other securities[a]		$10,946,689	0.50%

		10,946,689	0.50
ENVIRONMENTAL CONTROL
Tetra Tech Inc.[b]	497,763	15,176,794	0.69
Other securities[a]		4,511,316	0.20

		19,688,110	0.89
FOOD
Snyders-Lance Inc.	372,707	9,414,579	0.43
TreeHouse Foods Inc.[b]	279,170	18,187,925	0.82
Other securities[a]		30,413,574	1.38

		58,016,078	2.63
FOREST PRODUCTS & PAPER
Other securities[a]		45,468,126	2.06

		45,468,126	2.06
GAS
New Jersey Resources Corp.	322,574	14,467,444	0.66
Piedmont Natural Gas Co.	585,344	19,246,111	0.87
South Jersey Industries Inc.	244,928	13,615,547	0.62
Southwest Gas Corp.	357,157	16,950,671	0.77
Other securities[a]		16,048,856	0.72

		80,328,629	3.64
HEALTH CARE — PRODUCTS
Other securities[a]		44,155,647	2.00

		44,155,647	2.00
HEALTH CARE — SERVICES
Centene Corp.[b,c]	403,737	17,780,577	0.81
Magellan Health Services Inc.[b]	208,661	9,926,004	0.45
Other securities[a]		37,266,062	1.69

		64,972,643	2.95
HOLDING COMPANIES — DIVERSIFIED
Other securities[a]		7,086,045	0.32

		7,086,045	0.32
HOME BUILDERS
Other securities[a]		2,530,863	0.11

		2,530,863	0.11
HOME FURNISHINGS
Other securities[a]		8,956,079	0.41

		8,956,079	0.41

Security	Shares	Value	% of Net Assets

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		$15,397,483	0.70%

		15,397,483	0.70
INSURANCE
ProAssurance Corp.	475,376	22,499,546	1.02
RLI Corp.	131,032	9,414,649	0.43
Selective Insurance Group Inc.	427,193	10,256,904	0.47
Other securities[a]		45,685,288	2.06

		87,856,387	3.98
INTERNET
Other securities[a]		11,493,354	0.52

		11,493,354	0.52
IRON & STEEL
Other securities[a]		2,097,994	0.10

		2,097,994	0.10
LEISURE TIME
Other securities[a]		2,121,670	0.10

		2,121,670	0.10
LODGING
Other securities[a]		6,143,967	0.28

		6,143,967	0.28
MACHINERY
Other securities[a]		35,712,984	1.62

		35,712,984	1.62
MANUFACTURING
A.O. Smith Corp.	149,687	11,012,473	0.50
Barnes Group Inc.	364,068	10,532,487	0.48
Other securities[a]		36,548,688	1.65

		58,093,648	2.63
MEDIA
Other securities[a]		3,830,219	0.17

		3,830,219	0.17
METAL FABRICATE & HARDWARE
Other securities[a]		30,737,535	1.39

		30,737,535	1.39
MINING
Other securities[a]		24,415,037	1.11

		24,415,037	1.11
OFFICE FURNISHINGS
Other securities[a]		3,151,234	0.14

		3,151,234	0.14

SCHEDULES OF INVESTMENTS	43

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value	% of Net Assets

OIL & GAS
Other securities[a]		$36,521,193	1.66%

		36,521,193	1.66
OIL & GAS SERVICES
Hornbeck Offshore Services Inc.[b,c]	246,045	11,431,251	0.52
SEACOR Holdings Inc.[c]	145,777	10,740,849	0.49
Other securities[a]		39,257,467	1.78

		61,429,567	2.79
PHARMACEUTICALS
Other securities[a]		6,035,333	0.27

		6,035,333	0.27
REAL ESTATE
Other securities[a]		5,874,110	0.27

		5,874,110	0.27
REAL ESTATE INVESTMENT TRUSTS
DiamondRock Hospitality Co.	1,507,485	14,034,685	0.64
Entertainment Properties Trust[c]	361,187	18,799,783	0.85
LaSalle Hotel Properties[c]	737,028	18,705,771	0.85
Lexington Realty Trust[c]	801,649	9,459,458	0.43
Medical Properties Trust Inc.[c]	616,521	9,888,997	0.45
Mid-America Apartment Communities Inc.[c]	166,402	11,491,722	0.52
Tanger Factory Outlet Centers Inc.[c]	319,030	11,542,505	0.52
Other securities[a]		83,874,231	3.80

		177,797,152	8.06
RETAIL
Casey’s General Stores Inc.	295,517	17,228,641	0.78
Cash America International Inc.[c]	222,598	11,679,717	0.53
Cracker Barrel Old Country Store Inc.	183,300	14,819,805	0.67
Genesco Inc.[b,c]	186,353	11,197,952	0.51
Group 1 Automotive Inc.	165,663	9,951,376	0.45
Men’s Wearhouse Inc. (The)	368,596	12,318,478	0.56
Other securities[a]		135,500,048	6.15

		212,696,017	9.65

Security	Shares	Value	% of Net Assets

SAVINGS & LOANS
Other securities[a]		$20,796,607	0.94%

		20,796,607	0.94
SEMICONDUCTORS
Other securities[a]		54,076,837	2.45

		54,076,837	2.45
SOFTWARE
Other securities[a]		58,609,817	2.66

		58,609,817	2.66
STORAGE & WAREHOUSING
Other securities[a]		8,676,788	0.39

		8,676,788	0.39
TELECOMMUNICATIONS
Anixter International Inc.	206,843	14,462,462	0.66
ViaSat Inc.[b,c]	193,772	9,386,316	0.43
Other securities[a]		24,486,059	1.10

		48,334,837	2.19
TEXTILES
Other securities[a]		13,125,759	0.60

		13,125,759	0.60
TOYS, GAMES & HOBBIES
Other securities[a]		1,682,229	0.08

		1,682,229	0.08
TRANSPORTATION
Bristow Group Inc.	278,210	18,345,168	0.83
Other securities[a]		28,158,946	1.28

		46,504,114	2.11
WATER
Other securities[a]		3,764,905	0.17

		3,764,905	0.17

TOTAL COMMON STOCKS
(Cost: $1,982,858,192)		2,201,660,092	99.84

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[d,e,f]	268,191,360	268,191,360	12.16
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[d,e,f]	19,048,868	19,048,868	0.87

44	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value	% of Net Assets

BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[d,e]	7,523,845	$7,523,845	0.34%

		294,764,073	13.37
TOTAL SHORT-TERM INVESTMENTS
(Cost: $294,764,073)		294,764,073	13.37

TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,277,622,265)		2,496,424,165	113.21
Other Assets, Less Liabilities		(291,343,902)	(13.21)

NET ASSETS		$2,205,080,263	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2013. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	45

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2013

	iShares S&P 100 Index Fund	iShares S&P 500 Growth Index Fund	iShares S&P 500 Value Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$4,015,112,058	$5,256,454,113	$4,855,396,075
Affiliated (Note 2)	45,546,757	213,572,598	147,183,216

Total cost of investments	$4,060,658,815	$5,470,026,711	$5,002,579,291

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$4,025,398,055	$6,859,613,339	$5,552,304,613
Affiliated (Note 2)	45,546,757	218,927,952	151,634,596

Total fair value of investments	4,070,944,812	7,078,541,291	5,703,939,209
Cash	585,186	1,256,608	1,098,965
Receivables:
Dividends and interest	5,028,401	7,677,555	7,777,462
Capital shares sold	134,900	—	—

Total Assets	4,076,693,299	7,087,475,454	5,712,815,636

LIABILITIES
Payables:
Investment securities purchased	—	1,259,446	516,117
Collateral for securities on loan (Note 5)	23,603,075	168,841,374	80,133,484
Distribution to shareholders	19,595,741	27,243,634	28,657,495
Investment advisory fees (Note 2)	683,738	1,047,177	843,490

Total Liabilities	43,882,554	198,391,631	110,150,586

NET ASSETS	$4,032,810,745	$6,889,083,823	$5,602,665,050

Net assets consist of:
Paid-in capital	$4,416,793,112	$6,535,445,539	$5,554,248,126
Undistributed net investment income	833,531	480,310	857,715
Accumulated net realized loss	(395,101,895)	(1,255,356,606)	(653,800,709)
Net unrealized appreciation	10,285,997	1,608,514,580	701,359,918

NET ASSETS	$4,032,810,745	$6,889,083,823	$5,602,665,050

Shares outstanding[b]	57,200,000	83,550,000	75,850,000

Net asset value per share	$70.50	$82.45	$73.87

[a]	Securities on loan with values of $23,568,673, $166,641,969 and $78,405,666, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

46	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2013

	iShares S&P MidCap 400 Growth Index Fund	iShares S&P MidCap 400 Value Index Fund	iShares S&P SmallCap 600 Growth Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$3,029,272,972	$2,468,480,859	$1,465,573,029
Affiliated (Note 2)	318,761,892	228,557,035	270,617,968

Total cost of investments	$3,348,034,864	$2,697,037,894	$1,736,190,997

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$3,673,598,265	$2,886,325,540	$1,854,316,431
Affiliated (Note 2)	318,761,892	228,557,035	270,617,968

Total fair value of investments	3,992,360,157	3,114,882,575	2,124,934,399
Cash	633,774	540,278	200,711
Receivables:
Investment securities sold	38,218	33,749	—
Dividends and interest	2,183,673	3,504,051	1,345,345
Capital shares sold	—	111,891	103,429

Total Assets	3,995,215,822	3,119,072,544	2,126,583,884

LIABILITIES
Payables:
Investment securities purchased	931,380	2,259,952	992,484
Collateral for securities on loan (Note 5)	310,449,389	216,393,234	266,060,322
Distribution to shareholders	5,667,715	10,237,021	3,543,209
Investment advisory fees (Note 2)	767,502	592,932	387,162

Total Liabilities	317,815,986	229,483,139	270,983,177

NET ASSETS	$3,677,399,836	$2,889,589,405	$1,855,600,707

Net assets consist of:
Paid-in capital	$3,539,117,847	$2,721,443,363	$1,746,629,957
Accumulated net realized loss	(506,043,304)	(249,698,639)	(279,772,652)
Net unrealized appreciation	644,325,293	417,844,681	388,743,402

NET ASSETS	$3,677,399,836	$2,889,589,405	$1,855,600,707

Shares outstanding[b]	28,700,000	28,650,000	19,750,000

Net asset value per share	$128.13	$100.86	$93.95

[a]	Securities on loan with values of $305,993,048, $211,631,800 and $262,694,937, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2013

iShares S&P SmallCap 600 Value Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$1,982,858,192
Affiliated (Note 2)	294,764,073

Total cost of investments	$2,277,622,265

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$2,201,660,092
Affiliated (Note 2)	294,764,073

Total fair value of investments	2,496,424,165
Cash	500,567
Receivables:
Dividends and interest	3,248,175

Total Assets	2,500,172,907

LIABILITIES
Payables:
Investment securities purchased	1,096,673
Collateral for securities on loan (Note 5)	287,240,228
Distribution to shareholders	6,296,168
Investment advisory fees (Note 2)	459,575

Total Liabilities	295,092,644

NET ASSETS	$2,205,080,263

Net assets consist of:
Paid-in capital	$2,301,808,948
Accumulated net realized loss	(315,530,585)
Net unrealized appreciation	218,801,900

NET ASSETS	$2,205,080,263

Shares outstanding[b]	24,500,000

Net asset value per share	$90.00

[a]	Securities on loan with a value of $278,051,787. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

48	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2013

	iShares S&P 100 Index Fund	iShares S&P 500 Growth Index Fund	iShares S&P 500 Value Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$98,945,130	$141,637,852	$120,573,425
Dividends — affiliated (Note 2)	—	716,380	714,321
Interest — affiliated (Note 2)	3,736	6,051	3,608
Securities lending income — affiliated (Note 2)	84,025	525,793	691,961

Total investment income	99,032,891	142,886,076	121,983,315

EXPENSES
Investment advisory fees (Note 2)	8,082,603	12,663,078	8,273,187

Total expenses	8,082,603	12,663,078	8,273,187

Net investment income	90,950,288	130,222,998	113,710,128

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(55,324,929)	67,340,760	73,707,700
Investments — affiliated (Note 2)	—	127,078	(253,941)
In-kind redemptions — unaffiliated	376,724,643	512,492,720	128,704,018
In-kind redemptions — affiliated (Note 2)	—	608,823	522,362

Net realized gain	321,399,714	580,569,381	202,680,139

Net change in unrealized appreciation/depreciation	89,593,709	26,436,435	437,242,764

Net realized and unrealized gain	410,993,423	607,005,816	639,922,903

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$501,943,711	$737,228,814	$753,633,031

[a]	Net of foreign withholding tax of $ —, $88,669 and $76,154, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2013

	iShares S&P MidCap 400 Growth Index Fund	iShares S&P MidCap 400 Value Index Fund	iShares S&P SmallCap 600 Growth Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated	$34,800,937	$48,341,576	$21,558,466
Interest — affiliated (Note 2)	1,813	1,838	794
Securities lending income — affiliated (Note 2)	2,523,043	1,337,597	3,913,767

Total investment income	37,325,793	49,681,011	25,473,027

EXPENSES
Investment advisory fees (Note 2)	7,756,061	5,625,293	4,113,573

Total expenses	7,756,061	5,625,293	4,113,573

Net investment income	29,569,732	44,055,718	21,359,454

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(13,112,174)	38,541,810	8,081,175
In-kind redemptions — unaffiliated	216,629,514	111,100,539	59,853,998

Net realized gain	203,517,340	149,642,349	67,935,173

Net change in unrealized appreciation/depreciation	233,428,841	254,840,271	145,191,528

Net realized and unrealized gain	436,946,181	404,482,620	213,126,701

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$466,515,913	$448,538,338	$234,486,155

See notes to financial statements.

50	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2013

iShares S&P SmallCap 600 Value Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated	$38,078,274
Interest — affiliated (Note 2)	1,111
Securities lending income — affiliated (Note 2)	1,720,382

Total investment income	39,799,767

EXPENSES
Investment advisory fees (Note 2)	4,790,474

Total expenses	4,790,474

Net investment income	35,009,293

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(85,087)
In-kind redemptions — unaffiliated	169,247,796

Net realized gain	169,162,709

Net change in unrealized appreciation/depreciation	58,902,066

Net realized and unrealized gain	228,064,775

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$263,074,068

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P 100 Index Fund		iShares S&P 500 Growth Index Fund
	Year ended March 31, 2013	Year ended March 31, 2012	Year ended March 31, 2013	Year ended March 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$90,950,288	$63,508,611	$130,222,998	$106,818,875
Net realized gain (loss)	321,399,714	25,684,030	580,569,381	(27,296,169)
Net change in unrealized appreciation/depreciation	89,593,709	245,333,864	26,436,435	651,608,500

Net increase in net assets resulting from operations	501,943,711	334,526,505	737,228,814	731,131,206

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(90,912,333)	(63,402,959)	(130,307,619)	(106,276,105)

Total distributions to shareholders	(90,912,333)	(63,402,959)	(130,307,619)	(106,276,105)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,851,378,951	1,640,204,023	766,289,658	1,146,780,439
Cost of shares redeemed	(2,868,387,561)	(1,307,547,883)	(1,651,290,479)	(784,971,195)

Net increase (decrease) in net assets from capital share transactions	(17,008,610)	332,656,140	(885,000,821)	361,809,244

INCREASE (DECREASE) IN NET ASSETS	394,022,768	603,779,686	(278,079,626)	986,664,345

NET ASSETS
Beginning of year	3,638,787,977	3,035,008,291	7,167,163,449	6,180,499,104

End of year	$4,032,810,745	$3,638,787,977	$6,889,083,823	$7,167,163,449

Undistributed net investment income included in net assets at end of year	$833,531	$795,576	$480,310	$564,931

SHARES ISSUED AND REDEEMED
Shares sold	44,950,000	28,450,000	10,200,000	16,950,000
Shares redeemed	(44,500,000)	(22,850,000)	(21,700,000)	(11,900,000)

Net increase (decrease) in shares outstanding	450,000	5,600,000	(11,500,000)	5,050,000

See notes to financial statements.

52	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P 500 Value Index Fund		iShares S&P MidCap 400 Growth Index Fund
	Year ended March 31, 2013	Year ended March 31, 2012	Year ended March 31, 2013	Year ended March 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$113,710,128	$95,099,007	$29,569,732	$17,197,658
Net realized gain (loss)	202,680,139	(62,797,759)	203,517,340	189,682,996
Net change in unrealized appreciation/depreciation	437,242,764	158,186,460	233,428,841	(202,629,844)

Net increase in net assets resulting from operations	753,633,031	190,487,708	466,515,913	4,250,810

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(113,409,446)	(95,093,615)	(31,893,437)	(19,408,860)

Total distributions to shareholders	(113,409,446)	(95,093,615)	(31,893,437)	(19,408,860)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,071,796,461	923,541,567	1,027,044,014	1,033,812,535
Cost of shares redeemed	(611,749,949)	(1,083,832,652)	(849,210,708)	(1,301,880,730)

Net increase (decrease) in net assets from capital share transactions	460,046,512	(160,291,085)	177,833,306	(268,068,195)

INCREASE (DECREASE) IN NET ASSETS	1,100,270,097	(64,896,992)	612,455,782	(283,226,245)

NET ASSETS
Beginning of year	4,502,394,953	4,567,291,945	3,064,944,054	3,348,170,299

End of year	$5,602,665,050	$4,502,394,953	$3,677,399,836	$3,064,944,054

Undistributed net investment income included in net assets at end of year	$857,715	$557,033	$—	$—

SHARES ISSUED AND REDEEMED
Shares sold	15,950,000	16,000,000	8,900,000	9,600,000
Shares redeemed	(9,400,000)	(18,850,000)	(7,450,000)	(12,700,000)

Net increase (decrease) in shares outstanding	6,550,000	(2,850,000)	1,450,000	(3,100,000)

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P MidCap 400 Value Index Fund		iShares S&P SmallCap 600 Growth Index Fund
	Year ended March 31, 2013	Year ended March 31, 2012	Year ended March 31, 2013	Year ended March 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$44,055,718	$34,990,510	$21,359,454	$13,394,361
Net realized gain	149,642,349	92,585,352	67,935,173	180,055,110
Net change in unrealized appreciation/depreciation	254,840,271	(137,580,602)	145,191,528	(165,955,819)

Net increase (decrease) in net assets resulting from operations	448,538,338	(10,004,740)	234,486,155	27,493,652

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(45,054,348)	(36,600,981)	(21,877,564)	(13,324,265)

Total distributions to shareholders	(45,054,348)	(36,600,981)	(21,877,564)	(13,324,265)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	611,027,860	253,683,166	218,987,349	233,546,323
Cost of shares redeemed	(347,084,304)	(398,689,180)	(235,784,559)	(725,053,728)

Net increase (decrease) in net assets from capital share transactions	263,943,556	(145,006,014)	(16,797,210)	(491,507,405)

INCREASE (DECREASE) IN NET ASSETS	667,427,546	(191,611,735)	195,811,381	(477,338,018)

NET ASSETS
Beginning of year	2,222,161,859	2,413,773,594	1,659,789,326	2,137,127,344

End of year	$2,889,589,405	$2,222,161,859	$1,855,600,707	$1,659,789,326

Undistributed net investment income included in net assets at end of year	$—	$—	$—	$70,096

SHARES ISSUED AND REDEEMED
Shares sold	6,650,000	3,150,000	2,550,000	3,000,000
Shares redeemed	(4,000,000)	(5,150,000)	(2,900,000)	(9,950,000)

Net increase (decrease) in shares outstanding	2,650,000	(2,000,000)	(350,000)	(6,950,000)

See notes to financial statements.

54	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P SmallCap 600 Value Index Fund
	Year ended March 31, 2013	Year ended March 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$35,009,293	$24,443,813
Net realized gain	169,162,709	76,351,227
Net change in unrealized appreciation/depreciation	58,902,066	(41,914,982)

Net increase in net assets resulting from operations	263,074,068	58,880,058

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(36,550,739)	(23,541,743)

Total distributions to shareholders	(36,550,739)	(23,541,743)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	473,632,886	883,235,306
Cost of shares redeemed	(764,895,445)	(542,282,611)

Net increase (decrease) in net assets from capital share transactions	(291,262,559)	340,952,695

INCREASE (DECREASE) IN NET ASSETS	(64,739,230)	376,291,010

NET ASSETS
Beginning of year	2,269,819,493	1,893,528,483

End of year	$2,205,080,263	$2,269,819,493

Undistributed net investment income included in net assets at end of year	$—	$902,070

SHARES ISSUED AND REDEEMED
Shares sold	5,850,000	12,100,000
Shares redeemed	(10,250,000)	(8,050,000)

Net increase (decrease) in shares outstanding	(4,400,000)	4,050,000

See notes to financial statements.

FINANCIAL STATEMENTS	55

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 100 Index Fund
	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009
Net asset value, beginning of year	$64.12	$59.34	$53.58	$37.80	$61.48

Income from investment operations:
Net investment income[a]	1.46	1.22	1.10	1.03	1.37
Net realized and unrealized gain (loss)[b]	6.38	4.78	5.76	15.80	(23.65)

Total from investment operations	7.84	6.00	6.86	16.83	(22.28)

Less distributions from:
Net investment income	(1.46)	(1.22)	(1.10)	(1.05)	(1.40)

Total distributions	(1.46)	(1.22)	(1.10)	(1.05)	(1.40)

Net asset value, end of year	$70.50	$64.12	$59.34	$53.58	$37.80

Total return	12.41%	10.36%	13.04%	44.82%	(36.70)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$4,032,811	$3,638,788	$3,035,008	$2,619,922	$2,056,096
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	2.25%	2.11%	2.05%	2.18%	2.67%
Portfolio turnover rate[c]	5%	7%	7%	8%	13%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

56	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 500 Growth Index Fund
	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009
Net asset value, beginning of year	$75.40	$68.67	$59.93	$41.91	$62.78

Income from investment operations:
Net investment income[a]	1.41	1.13	0.93	0.81	0.77
Net realized and unrealized gain (loss)[b]	7.08	6.72	8.76	18.03	(20.90)

Total from investment operations	8.49	7.85	9.69	18.84	(20.13)

Less distributions from:
Net investment income	(1.44)	(1.12)	(0.95)	(0.82)	(0.74)

Total distributions	(1.44)	(1.12)	(0.95)	(0.82)	(0.74)

Net asset value, end of year	$82.45	$75.40	$68.67	$59.93	$41.91

Total return	11.41%	11.62%	16.33%	45.16%	(32.25)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$6,889,084	$7,167,163	$6,180,499	$5,624,841	$4,585,034
Ratio of expenses to average net assets	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of net investment income to average net assets	1.85%	1.66%	1.51%	1.53%	1.44%
Portfolio turnover rate[c]	28%	23%	22%	33%	15%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	57

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 500 Value Index Fund
	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009
Net asset value, beginning of year	$64.97	$63.30	$56.48	$37.45	$69.25

Income from investment operations:
Net investment income[a]	1.63	1.37	1.27	1.24	1.83
Net realized and unrealized gain (loss)[b]	8.86	1.68	6.82	19.00	(31.82)

Total from investment operations	10.49	3.05	8.09	20.24	(29.99)

Less distributions from:
Net investment income	(1.59)	(1.38)	(1.27)	(1.21)	(1.81)

Total distributions	(1.59)	(1.38)	(1.27)	(1.21)	(1.81)

Net asset value, end of year	$73.87	$64.97	$63.30	$56.48	$37.45

Total return	16.43%	5.08%	14.59%	54.46%	(43.95)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$5,602,665	$4,502,395	$4,567,292	$3,992,928	$2,449,246
Ratio of expenses to average net assets	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of net investment income to average net assets	2.47%	2.30%	2.24%	2.52%	3.41%
Portfolio turnover rate[c]	35%	22%	23%	40%	19%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

58	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P MidCap 400 Growth Index Fund
	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009
Net asset value, beginning of year	$112.48	$110.32	$84.92	$52.68	$81.47

Income from investment operations:
Net investment income[a]	1.08	0.61	0.52	0.50	0.43
Net realized and unrealized gain (loss)[b]	15.73	2.26	25.48	32.25	(28.81)

Total from investment operations	16.81	2.87	26.00	32.75	(28.38)

Less distributions from:
Net investment income	(1.16)	(0.71)	(0.60)	(0.51)	(0.41)

Total distributions	(1.16)	(0.71)	(0.60)	(0.51)	(0.41)

Net asset value, end of year	$128.13	$112.48	$110.32	$84.92	$52.68

Total return	15.08%	2.65%	30.74%	62.33%	(34.92)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$3,677,400	$3,064,944	$3,348,170	$2,606,968	$1,224,729
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	0.95%	0.58%	0.57%	0.71%	0.61%
Portfolio turnover rate[c]	46%	35%	41%	51%	45%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P MidCap 400 Value Index Fund
	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009
Net asset value, beginning of year	$85.47	$86.21	$71.49	$44.22	$72.70

Income from investment operations:
Net investment income[a]	1.70	1.31	1.17	1.23	1.55
Net realized and unrealized gain (loss)[b]	15.42	(0.67)	14.81	27.33	(28.32)

Total from investment operations	17.12	0.64	15.98	28.56	(26.77)

Less distributions from:
Net investment income	(1.73)	(1.38)	(1.26)	(1.29)	(1.71)

Total distributions	(1.73)	(1.38)	(1.26)	(1.29)	(1.71)

Net asset value, end of year	$100.86	$85.47	$86.21	$71.49	$44.22

Total return	20.35%	0.93%	22.62%	65.04%	(37.31)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$2,889,589	$2,222,162	$2,413,774	$2,058,777	$1,131,932
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	1.96%	1.65%	1.58%	2.04%	2.51%
Portfolio turnover rate[c]	38%	33%	22%	45%	34%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

60	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P SmallCap 600 Growth Index Fund
	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009[a]
Net asset value, beginning of year	$82.58	$79.01	$61.33	$38.20	$61.58

Income from investment operations:
Net investment income[b]	1.08	0.59	0.58	0.28	0.34
Net realized and unrealized gain (loss)[c]	11.41	3.61	17.72	23.15	(23.39)

Total from investment operations	12.49	4.20	18.30	23.43	(23.05)

Less distributions from:
Net investment income	(1.12)	(0.63)	(0.62)	(0.30)	(0.33)

Total distributions	(1.12)	(0.63)	(0.62)	(0.30)	(0.33)

Net asset value, end of year	$93.95	$82.58	$79.01	$61.33	$38.20

Total return	15.29%	5.38%	29.98%	61.44%	(37.55)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,855,601	$1,659,789	$2,137,127	$1,573,044	$848,094
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	1.30%	0.78%	0.87%	0.55%	0.64%
Portfolio turnover rate[d]	47%	43%	46%	51%	45%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P SmallCap 600 Value Index Fund
	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009
Net asset value, beginning of year	$78.54	$76.20	$64.11	$39.19	$65.45

Income from investment operations:
Net investment income[a]	1.44	1.00	0.78	0.77	1.10
Net realized and unrealized gain (loss)[b]	11.58	2.30	12.17	24.97	(26.22)

Total from investment operations	13.02	3.30	12.95	25.74	(25.12)

Less distributions from:
Net investment income	(1.56)	(0.96)	(0.86)	(0.82)	(1.14)

Total distributions	(1.56)	(0.96)	(0.86)	(0.82)	(1.14)

Net asset value, end of year	$90.00	$78.54	$76.20	$64.11	$39.19

Total return	16.86%	4.51%	20.37%	66.02%	(38.79)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$2,205,080	$2,269,819	$1,893,528	$1,875,217	$919,076
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	1.83%	1.40%	1.18%	1.42%	1.99%
Portfolio turnover rate[c]	44%	30%	31%	52%	34%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

62	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Index Fund	Diversification Classification
S&P 100	Diversified
S&P 500 Growth	Diversified
S&P 500 Value	Diversified
S&P MidCap 400 Growth	Diversified
S&P MidCap 400 Value	Diversified
S&P SmallCap 600 Growth	Diversified
S&P SmallCap 600 Value	Diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements (Continued)

iSHARES® TRUST

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

64	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of March 31, 2013. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

S&P 100
Assets:
Common Stocks	$4,025,398,055	$—	$—	$4,025,398,055
Money Market Funds	45,546,757	—	—	45,546,757

	$4,070,944,812	$—	$—	$4,070,944,812

S&P 500 Growth
Assets:
Common Stocks	$6,878,253,836	$—	$—	$6,878,253,836
Money Market Funds	200,287,455	—	—	200,287,455

	$7,078,541,291	$—	$—	$7,078,541,291

S&P 500 Value
Assets:
Common Stocks	$5,591,584,639	$—	$—	$5,591,584,639
Money Market Funds	112,354,570			112,354,570

	$5,703,939,209	$—	$—	$5,703,939,209

S&P MidCap 400 Growth
Assets:
Common Stocks	$3,673,598,265	$—	$—	$3,673,598,265
Money Market Funds	318,761,892	—	—	318,761,892

	$3,992,360,157	$—	$—	$3,992,360,157

S&P MidCap 400 Value
Assets:
Common Stocks	$2,886,325,540	$—	$—	$2,886,325,540
Money Market Funds	228,557,035	—	—	228,557,035

	$3,114,882,575	$—	$—	$3,114,882,575

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

S&P SmallCap 600 Growth
Assets:
Common Stocks	$1,854,316,431	$—	$—	$1,854,316,431
Money Market Funds	270,617,968	—	—	270,617,968

	$2,124,934,399	$—	$—	$2,124,934,399

S&P SmallCap 600 Value
Assets:
Common Stocks	$2,201,658,318	$—	$1,774	$2,201,660,092
Money Market Funds	294,764,073	—	—	294,764,073

	$2,496,422,391	$—	$1,774	$2,496,424,165

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of March 31, 2013 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. In

66	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
S&P 100	0.20%
S&P 500 Growth	0.18
S&P 500 Value	0.18
S&P MidCap 400 Growth	0.25
S&P MidCap 400 Value	0.25
S&P SmallCap 600 Growth	0.25
S&P SmallCap 600 Value	0.25

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. The Funds benefit from a borrower default indemnity provided by BlackRock. As securities lending agent, BTC bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the year ended March 31, 2013, BTC earned securities lending agent fees from the Funds as follows:

iShares Index Fund	Securities Lending Agent Fees
S&P 100	$45,244
S&P 500 Growth	283,119
S&P 500 Value	372,595
S&P MidCap 400 Growth	1,358,561
S&P MidCap 400 Value	720,244
S&P SmallCap 600 Growth	2,107,413
S&P SmallCap 600 Value	926,359

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Continued)

iSHARES® TRUST

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the year ended March 31, 2013, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the year ended March 31, 2013, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Shares Held at Beginning of Year	Shares Purchased	Shares Sold	Shares Held at End of Year	Value at End of Year	Dividend Income	Net Realized Gain (Loss)
S&P 500 Growth
BlackRock Inc.	103,858	45,343	(76,636)	72,565	$18,640,497	$716,380	$735,901

S&P 500 Value
BlackRock Inc.	—	42,772	(1,735)	41,037	$10,541,585	$67,608	$36,967
PNC Financial Services Group Inc. (The)	406,818	111,728	(86,389)	432,157	28,738,441	646,713	231,454

					$39,280,026	$714,321	$268,421

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2013 were as follows:

iShares Index Fund	Purchases	Sales
S&P 100	$201,618,799	$208,233,814
S&P 500 Growth	1,988,994,569	1,993,778,996
S&P 500 Value	1,601,652,210	1,601,239,484
S&P MidCap 400 Growth	1,455,601,899	1,452,733,903
S&P MidCap 400 Value	873,257,941	861,119,579
S&P SmallCap 600 Growth	778,568,459	771,171,460
S&P SmallCap 600 Value	850,987,950	849,358,281

68	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the year ended March 31, 2013 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
S&P 100	$2,844,001,513	$2,854,991,963
S&P 500 Growth	764,591,323	1,646,086,332
S&P 500 Value	1,069,121,412	609,133,150
S&P MidCap 400 Growth	1,015,825,297	840,226,089
S&P MidCap 400 Value	600,734,252	344,374,255
S&P SmallCap 600 Growth	218,036,624	234,750,383
S&P SmallCap 600 Value	467,892,554	756,659,101

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of March 31, 2013, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of March 31, 2013 and the value of the related collateral are disclosed in the statements of assets and liabilities. Securities lending income, as disclosed in the statements of operations,

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Continued)

iSHARES® TRUST

represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of March 31, 2013, attributable to the expiration of capital loss carryforwards, distributions paid in excess of taxable income and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares Index Fund	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
S&P 100	$322,704,930	$—	$(322,704,930)
S&P 500 Growth	491,940,466	—	(491,940,466)
S&P 500 Value	39,807,868	—	(39,807,868)
S&P MidCap 400 Growth	194,623,164	2,323,705	(196,946,869)
S&P MidCap 400 Value	96,341,143	998,630	(97,339,773)
S&P SmallCap 600 Growth	53,638,181	448,014	(54,086,195)
S&P SmallCap 600 Value	132,246,432	639,376	(132,885,808)

The tax character of distributions paid during the years ended March 31, 2013 and March 31, 2012 was as follows:

iShares Index Fund	2013	2012
S&P 100
Ordinary income	$90,912,333	$63,402,959

S&P 500 Growth
Ordinary income	$130,307,619	$106,276,105

S&P 500 Value
Ordinary income	$113,409,446	$95,093,615

S&P MidCap 400 Growth
Ordinary income	$31,893,437	$19,408,860

S&P MidCap 400 Value
Ordinary income	$45,054,348	$36,600,981

S&P SmallCap 600 Growth
Ordinary income	$21,877,564	$13,324,265

S&P SmallCap 600 Value
Ordinary income	$36,550,739	$23,541,743

70	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2013, the tax components of accumulated net earnings (losses) were as follows:

iShares Index Fund	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
S&P 100	$833,531	$(304,957,051)	$(70,832,976)	$(9,025,871)	$(383,982,367)
S&P 500 Growth	480,310	(1,210,095,555)	1,563,253,529	—	353,638,284
S&P 500 Value	857,715	(443,333,489)	490,892,698	—	48,416,924
S&P MidCap 400 Growth	—	(416,534,300)	608,214,217	(53,397,928)	138,281,989
S&P MidCap 400 Value	—	(180,753,322)	348,899,364	—	168,146,042
S&P SmallCap 600 Growth	—	(257,825,780)	375,179,470	(8,382,940)	108,970,750
S&P SmallCap 600 Value	—	(244,887,496)	148,158,811	—	(96,728,685)

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.
[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the year ending March 31, 2014.

As of March 31, 2013, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares Index Fund	Non- Expiring [a]	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
S&P 100	$56,823,225	$360,546	$2,374,610	$2,327,988	$120,169,143	$119,632,717	$3,268,822	$304,957,051
S&P 500 Growth	200,029,754	40,360,646	—	—	112,834,240	486,334,136	370,536,779	1,210,095,555
S&P 500 Value	—	—	—	—	85,627,531	302,437,779	55,268,179	443,333,489
S&P MidCap 400 Growth	64,516,452	—	—	—	47,934,457	304,083,391	—	416,534,300
S&P MidCap 400 Value	—	—	—	—	—	167,546,239	13,207,083	180,753,322
S&P SmallCap 600 Growth	7,737,893	—	—	—	14,334,818	225,094,086	10,658,983	257,825,780
S&P SmallCap 600 Value	—	—	—	—	47,014,079	197,873,417	—	244,887,496

[a]	Must be utilized prior to losses subject to expiration.

For the year ended March 31, 2013, the Funds utilized their capital loss carryforwards as follows:

iShares Index Fund	Utilized
S&P 500 Value	$42,157,893
S&P MidCap 400 Value	59,779,531
S&P SmallCap 600 Value	32,148,034

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P 100	$4,141,777,788	$339,989,169	$(410,822,145)	$(70,832,976)
S&P 500 Growth	5,515,287,762	1,637,825,116	(74,571,587)	1,563,253,529
S&P 500 Value	5,213,046,511	831,026,611	(340,133,913)	490,892,698
S&P MidCap 400 Growth	3,384,145,940	695,039,788	(86,825,571)	608,214,217
S&P MidCap 400 Value	2,765,983,211	496,012,036	(147,112,672)	348,899,364
S&P SmallCap 600 Growth	1,749,754,929	421,453,643	(46,274,173)	375,179,470
S&P SmallCap 600 Value	2,348,265,354	303,462,790	(155,303,979)	148,158,811

Management has reviewed the tax positions as of March 31, 2013, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

72	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the summaries and schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares S&P 100 Index Fund, iShares S&P 500 Growth Index Fund, iShares S&P 500 Value Index Fund, iShares S&P MidCap 400 Growth Index Fund, iShares S&P MidCap 400 Value Index Fund, iShares S&P SmallCap 600 Growth Index Fund and iShares S&P SmallCap 600 Value Index Fund (the “Funds”), at March 31, 2013, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2013 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2013

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	73

Tax Information (Unaudited)

iSHARES® TRUST

For corporate shareholders, the following percentages of the income dividends paid by the Funds during the fiscal year ended March 31, 2013 qualified for the dividends-received deduction:

iShares Index Fund	Dividends- Received Deduction
S&P 100	100.00%
S&P 500 Growth	100.00
S&P 500 Value	100.00
S&P MidCap 400 Growth	84.80
S&P MidCap 400 Value	87.74
S&P SmallCap 600 Growth	80.15
S&P SmallCap 600 Value	80.53

Under Section 854(b)(2) of the Internal Revenue Code (the “Code”), the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2013:

iShares Index Fund	Qualified Dividend Income
S&P 100	$90,912,333
S&P 500 Growth	130,307,619
S&P 500 Value	113,409,446
S&P MidCap 400 Growth	27,111,897
S&P MidCap 400 Value	40,412,835
S&P SmallCap 600 Growth	17,955,962
S&P SmallCap 600 Value	32,884,414

In February 2014, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2013. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

74	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
S&P 100	$1.45785	$—	$0.00058	$1.45843	100%	—%	0%[a]		100%
S&P 500 Growth	1.42838	—	0.00805	1.43643	99	—	1		100
S&P 500 Value	1.58737	—	0.00445	1.59182	100	—	0	[a]	100
S&P MidCap 400 Growth	1.07661	—	0.07848	1.15509	93	—	7		100
S&P MidCap 400 Value	1.67749	—	0.05001	1.72750	97	—	3		100
S&P SmallCap 600 Growth	1.07071	—	0.05166	1.12237	95	—	5		100
S&P SmallCap 600 Value	1.50390	—	0.05568	1.55958	96	—	4		100

[a]	Rounds to less than 1%.

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

SUPPLEMENTAL INFORMATION	75

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares S&P 100 Index Fund

Period Covered: January 1, 2008 through March 31, 2013

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	1	0.08%
Greater than 2.5% and Less than 3.0%	1	0.08
Greater than 2.0% and Less than 2.5%	1	0.08
Greater than 1.5% and Less than 2.0%	3	0.23
Greater than 1.0% and Less than 1.5%	8	0.61
Greater than 0.5% and Less than 1.0%	11	0.83
Between 0.5% and –0.5%	1,274	96.65
Less than –0.5% and Greater than –1.0%	11	0.83
Less than –1.0% and Greater than –1.5%	4	0.30
Less than –1.5% and Greater than –2.0%	3	0.23
Less than –2.0% and Greater than –2.5%	1	0.08

	1,318	100.00%

iShares S&P 500 Growth Index Fund

Period Covered: January 1, 2008 through March 31, 2013

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	1	0.08%
Greater than 1.5% and Less than 2.0%	2	0.15
Greater than 1.0% and Less than 1.5%	1	0.08
Greater than 0.5% and Less than 1.0%	6	0.46
Between 0.5% and –0.5%	1,296	98.33
Less than –0.5% and Greater than –1.0%	7	0.52
Less than –1.0% and Greater than –1.5%	2	0.15
Less than –1.5%	3	0.23

	1,318	100.00%

76	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P 500 Value Index Fund

Period Covered: January 1, 2008 through March 31, 2013

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	2	0.15%
Greater than 1.5% and Less than 2.0%	1	0.08
Greater than 1.0% and Less than 1.5%	2	0.15
Greater than 0.5% and Less than 1.0%	10	0.76
Between 0.5% and –0.5%	1,295	98.25
Less than –0.5% and Greater than –1.0%	4	0.30
Less than –1.0% and Greater than –1.5%	2	0.15
Less than –1.5% and Greater than –2.0%	1	0.08
Less than –2.0%	1	0.08

	1,318	100.00%

iShares S&P MidCap 400 Growth Index Fund

Period Covered: January 1, 2008 through March 31, 2013

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	3	0.23%
Greater than 1.0% and Less than 1.5%	5	0.38
Greater than 0.5% and Less than 1.0%	5	0.38
Between 0.5% and –0.5%	1,299	98.55
Less than –0.5% and Greater than –1.0%	2	0.15
Less than –1.0% and Greater than –1.5%	2	0.15
Less than –1.5% and Greater than –2.0%	1	0.08
Less than –2.0% and Greater than –2.5%	1	0.08

	1,318	100.00%

iShares S&P MidCap 400 Value Index Fund

Period Covered: January 1, 2008 through March 31, 2013

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	3	0.23%
Greater than 1.5% and Less than 2.0%	1	0.08
Greater than 1.0% and Less than 1.5%	3	0.23
Greater than 0.5% and Less than 1.0%	7	0.52
Between 0.5% and –0.5%	1,294	98.17
Less than –0.5% and Greater than –1.0%	6	0.46
Less than –1.0% and Greater than –1.5%	1	0.08
Less than –1.5% and Greater than –2.0%	2	0.15
Less than –2.0% and Greater than –2.5%	1	0.08

	1,318	100.00%

SUPPLEMENTAL INFORMATION	77

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P SmallCap 600 Growth Index Fund

Period Covered: January 1, 2008 through March 31, 2013

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	2	0.15%
Greater than 1.0% and Less than 1.5%	4	0.30
Greater than 0.5% and Less than 1.0%	9	0.68
Between 0.5% and –0.5%	1,296	98.33
Less than –0.5% and Greater than –1.0%	3	0.23
Less than –1.0% and Greater than –1.5%	1	0.08
Less than –1.5% and Greater than –2.0%	1	0.08
Less than –2.0% and Greater than –2.5%	2	0.15

	1,318	100.00%

iShares S&P SmallCap 600 Value Index Fund

Period Covered: January 1, 2008 through March 31, 2013

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	2	0.15%
Greater than 2.0% and Less than 2.5%	1	0.08
Greater than 1.5% and Less than 2.0%	3	0.23
Greater than 1.0% and Less than 1.5%	3	0.23
Greater than 0.5% and Less than 1.0%	6	0.46
Between 0.5% and –0.5%	1,289	97.79
Less than –0.5% and Greater than –1.0%	9	0.68
Less than –1.0% and Greater than –1.5%	2	0.15
Less than –1.5%	3	0.23

	1,318	100.00%

78	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Chief Compliance Officer, Treasurer and Secretary shall each hold office until their successors are chosen and qualified, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not interested persons of the Trust (as defined in the 1940 Act) are referred to as Independent Trustees.

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee of iShares Trust also serves as a Director of iShares, Inc., a Director of iShares MSCI Russia Capped Index Fund, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 287 funds (as of March 31, 2013) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees and Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert S. Kapito[a] (56)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of BlackRock, Inc. (since 2007); Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

Michael Latham[b] (47)	Trustee (since 2010); President (since 2007).	Chairman of iShares, BlackRock (since 2011); Global Chief Executive Officer of iShares, BlackRock (2010-2011); Managing Director, BlackRock (since 2009); Head of Americas iShares, Barclays Global Investors (“BGI”) (2007-2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005-2009); Chief Operating Officer of the Intermediary Investor and Exchange-Traded Products Business, BGI (2003-2007).	Director of iShares, Inc. (since 2010); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	79

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert H. Silver (57)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Paine Webber Inc.) (2003-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Independent Chairman of iShares, Inc., iShares MSCI Russia Capped Index Fund, Inc. and iShares U.S. ETF Trust (since 2012).

Cecilia H. Herbert (64)	Trustee (since 2005); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).

Trustee and Member (since 2011) of the Investment Committee, WNET, the New York public broadcasting company; Director (since 1998) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010), the Thacher School; Member (since 1994) and Chair (1994-2005) of the Investment Committee, Archdiocese

of San Francisco.

Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (69)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

80	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held

John E. Kerrigan (57)	Trustee (since 2005); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

John E. Martinez (51)	Trustee (since 2003); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

George G.C. Parker (74)	Trustee (since 2000).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University Graduate School of Business (Professor since 1973; Emeritus since 2006).

Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped Index Fund, Inc. (since

2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Madhav V. Rajan (48)	Trustee (since 2011); 15(c) Committee Chair (since 2012).	Robert K. Jaedicke Professor of Accounting and Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Visiting Professor, University of Chicago (2007-2008).	Director of iShares, Inc. (since 2011); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

TRUSTEE AND OFFICER INFORMATION	81

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years
Edward B. Baer (44)	Vice President and Chief Legal Officer (since 2012).	Managing Director of Legal & Compliance, BlackRock (since 2006); Director of Legal & Compliance, BlackRock (2004-2006).

Eilleen M. Clavere (60)	Secretary (since 2007).	Director of Global Fund Administration, BlackRock (since 2009); Director of Legal Administration of Intermediary Investor Business, BGI (2006-2009); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel of Kirkpatrick & Lockhart LLP (2001-2005).

Jack Gee (53)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Scott Radell (44)	Executive Vice President (since 2012).	Managing Director, BlackRock (since 2009); Head of Portfolio Solutions, BlackRock (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (50)	Executive Vice President (since 2007).	Senior Managing Director, BlackRock (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (49)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Head of Strategic Product Initiatives for iShares (since 2012); Chief Legal Officer, Exchange-Traded Fund Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

82	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

The Funds’ complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

©2013 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

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iS-AR-31-0313

MARCH 31, 2013

2013 ANNUAL REPORT

iShares Trust

➢	iShares S&P Global Consumer Discretionary Sector Index Fund | RXI | NYSE Arca
➢	iShares S&P Global Consumer Staples Sector Index Fund | KXI | NYSE Arca
➢	iShares S&P Global Energy Sector Index Fund | IXC | NYSE Arca
➢	iShares S&P Global Financials Sector Index Fund | IXG | NYSE Arca
➢	iShares S&P Global Healthcare Sector Index Fund | IXJ | NYSE Arca
➢	iShares S&P Global Industrials Sector Index Fund | EXI | NYSE Arca
➢	iShares S&P Global Materials Sector Index Fund | MXI | NYSE Arca
➢	iShares S&P Global Technology Sector Index Fund | IXN | NYSE Arca
➢	iShares S&P Global Telecommunications Sector Index Fund | IXP | NYSE Arca
➢	iShares S&P Global Utilities Sector Index Fund | JXI | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

GLOBAL MARKET OVERVIEW

Global stocks posted double-digit gains for the 12 months ended March 31, 2013 (the “reporting period”). The majority of the gains in the global equity markets occurred during the last half of the reporting period as some concerns and uncertainties that held stocks in check during the first six months of the reporting period were alleviated or temporarily resolved during the last six months.

Global equity markets were volatile during the first half of the reporting period as uncertain outcomes in the U.S. presidential election and the “fiscal cliff” (the expiration of certain federal tax cuts and the implementation of automatic U.S. government spending reductions set to take place in early 2013) weighed on investor confidence. In addition, concerns about the lingering European sovereign debt crisis and a broad deceleration in global economic activity contributed to the volatility in global stock markets. The end result was a modest gain for global stocks over the first six months of the reporting period.

Market conditions changed during the last half of the reporting period. The U.S. presidential election in November 2012 maintained the status quo, and the fiscal cliff was temporarily resolved in early 2013. Meanwhile, global economic conditions improved as central banks around the world took more aggressive actions to stimulate economic growth. Most notably, central banks in the U.S. and U.K. increased their quantitative easing activity, while the Bank of Japan introduced quantitative easing measures for the first time. These developments contributed to a sharp rally in global equity markets over the last six months of the reporting period.

From a regional perspective, U.S. stocks gained approximately 15% for the reporting period. Promising signs of economic growth — including a four-year low of 7.7% for the unemployment rate, evidence of a burgeoning recovery in the housing market, and a declining inflation rate — provided a lift to the U.S. equity market. Another beneficial development was the Federal Reserve’s actions during the reporting period; the Federal Reserve implemented a third round of quantitative easing and announced that it would keep its short-term interest rate target at its current record low level until the unemployment rate falls below 6.5%.

European equity markets returned approximately 10% for the reporting period. Concerns about the ongoing bailout of Greece and recessions spreading across southern Europe put downward pressure on European stocks in the spring and summer of 2012. In September, however, the European Central Bank pledged to protect the euro and support bond markets in the euro zone, and these actions helped restore confidence in the region’s financial markets. Consequently, European stocks rebounded in late 2012 and early 2013, led by markets in Belgium, Switzerland, and Sweden.

Stocks in the Asia/Pacific region benefited from strong economic growth in many countries, led by Australia and New Zealand. The main exception was Japan, which continued to struggle with a long-dormant economy. However, the Bank of Japan’s new governor took meaningful steps to revive the stagnant Japanese economy by implementing aggressive quantitative easing measures in early 2013.

On a sector basis, global health care stocks generated the best returns, benefiting from their relatively high dividend yields and defensive characteristics. The two consumer sectors, consumer discretionary and consumer staples, were also strong performers for the reporting period. The only two sectors to decline were materials and technology.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

Performance as of March 31, 2013

Average Annual Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Inception to 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
15.86%	15.68%	15.73%	7.88%	7.84%	7.86%	5.95%	5.97%	6.02%

Cumulative Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Inception to 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
15.86%	15.68%	15.73%	46.15%	45.83%	46.01%	46.00%	46.25%	46.62%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 9/12/06. The first day of secondary market trading was 9/21/06.

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,163.50	$2.59	$1,000.00	$1,022.50	$2.42	0.48%

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 26 for more information.

6	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

The iShares S&P Global Consumer Discretionary Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global 1200 Consumer Discretionary Sector IndexTM (the “Index”). The Index is a subset of the S&P Global 1200TM and measures the performance of companies that the Index provider deems to be part of the consumer discretionary sector of the economy and that are important to global markets. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2013, the total return for the Fund was 15.86%, net of fees, while the total return for the Index was 15.73%.

As represented by the Index, global consumer discretionary stocks posted double-digit gains for the reporting period and outpaced the broad global equity indexes. Consumer discretionary stocks benefited from improving economic growth in many regions of the world. For example, retail sales in the U.S. rose by 4.3% for the reporting period, led by a robust recovery in vehicle sales and strong growth in online commerce, while retail sales in the U.K. rose by 2.6%. (U.S. and U.K. stocks comprised more than 60% of the Index as of March 31, 2013.) Although retail sales declined by 1.4% in Europe for the reporting period, it was smaller than the 2.1% decline from the prior 12 months.

Media companies and internet retailers generated the best returns in the consumer discretionary sector for the reporting period. An increase in advertising spending helped lift media stocks, while online retailers continued to benefit from strong demand and economies of scale. Specialty retailers also fared well, benefiting from the general improvement in consumer spending, while auto components makers advanced as vehicle production levels increased.

On the downside, the laggards included makers of luxury goods and household durable goods manufacturers. Although global economic conditions improved during the reporting period, the overall economic growth rate remained modest in most regions of the globe. As a result, demand for luxury goods and big-ticket items such as appliances remained muted during the reporting period.

PORTFOLIO ALLOCATION

As of 3/31/13

Sector*	Percentage of Net Assets

Retail	29.15%
Media	20.18
Auto Manufacturers	17.11
Auto Parts & Equipment	6.56
Apparel	6.21
Internet	5.28
Lodging	3.25
Home Furnishings	1.99
Advertising	1.92
Leisure Time	1.44
Home Builders	1.14
Distribution & Wholesale	1.00
Other**	4.43
Short-Term and Other Net Assets	0.34

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/13

Security	Percentage of Net Assets

Toyota Motor Corp. (Japan)	5.24%
Comcast Corp. Class A	3.75
Home Depot Inc. (The)	3.52
Walt Disney Co. (The)	3.52
McDonald’s Corp.	3.43
Amazon.com Inc.	3.33
Honda Motor Co. Ltd. (Japan)	2.37
News Corp. Class A NVS	2.06
Daimler AG Registered (Germany)	1.92
Time Warner Inc.	1.80

TOTAL	30.94%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.
**	Other includes sectors which individually represent less than 1% of net assets.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

Performance as of March 31, 2013

Average Annual Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Inception to 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
19.47%	19.91%	19.44%	8.99%	9.02%	9.00%	9.97%	10.01%	10.01%

Cumulative Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Inception to 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
19.47%	19.91%	19.44%	53.81%	54.00%	53.88%	86.33%	86.81%	86.81%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 9/12/06. The first day of secondary market trading was 9/21/06.

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,130.60	$2.55	$1,000.00	$1,022.50	$2.42	0.48%

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 26 for more information.

8	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

The iShares S&P Global Consumer Staples Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global 1200 Consumer Staples Sector IndexTM (the “Index”). The Index is a subset of the S&P Global 1200TM and measures the performance of companies that the Index provider deems to be part of the consumer staples sector of the economy and that are important to global markets. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2013, the total return for the Fund was 19.47%, net of fees, while the total return for the Index was 19.44%.

As represented by the Index, global consumer staples stocks returned nearly 20% for the reporting period and outperformed the broad global equity indexes. During the first half of the reporting period, global equity markets were buffeted by economic, fiscal, and political uncertainties. In this environment, investors flocked to defensive sectors such as consumer staples, whose products and services typically remain in demand regardless of economic conditions. Even when signs of economic improvement emerged in the latter half of the reporting period, the consumer staples sector benefited from growing investor demand for stocks with relatively high dividend yields, given the low interest rate environment. Consumer staples stocks typically have above-average dividend yields.

Within the consumer staples sector, the top performers included household products makers and beverage companies, both of which enjoyed steady growth during the reporting period. Food products manufacturers and food and staples retailers (such as grocery stores, pharmacies, and convenience stores) also fared well. The laggards included tobacco producers, which faced declining sales and increased competition from newly popular electronic cigarettes.

PORTFOLIO ALLOCATION

As of 3/31/13

Sector*	Percentage of Net Assets

Food	31.94%
Beverages	23.10
Agriculture	15.18
Retail	12.18
Cosmetics & Personal Care	12.01
Household Products & Wares	3.71
Forest Products & Paper	0.52
Pharmaceuticals	0.52
Manufacturing	0.21
Short-Term and Other Net Assets	0.63

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/13

Security	Percentage of Net Assets

Nestle SA Registered (Switzerland)	7.67%
Procter & Gamble Co. (The)	6.91
Coca-Cola Co. (The)	5.12
Philip Morris International Inc.	5.04
Wal-Mart Stores Inc.	4.10
PepsiCo Inc.	4.01
British American Tobacco PLC (United Kingdom)	3.42
Anheuser-Busch InBev NV (Belgium)	2.61
Diageo PLC (United Kingdom)	2.59
Unilever NV CVA (Netherlands)	2.31

TOTAL	43.78%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

Performance as of March 31, 2013

Average Annual Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Ten Years Ended 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
3.16%	3.00%	3.11%	0.67%	0.70%	0.69%	12.52%	12.47%	12.43%

Cumulative Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Ten Years Ended 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
3.16%	3.00%	3.11%	3.38%	3.54%	3.48%	225.22%	223.90%	222.77%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,024.30	$2.42	$1,000.00	$1,022.50	$2.42	0.48%

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 26 for more information.

10	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

The iShares S&P Global Energy Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global 1200 Energy Sector IndexTM (the “Index”). The Index is a subset of the S&P Global 1200TM and measures the performance of companies that the Index provider deems to be part of the energy sector of the economy and that are important to global markets. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2013, the total return for the Fund was 3.16%, net of fees, while the total return for the Index was 3.11%.

As represented by the Index, global energy stocks posted modestly positive returns for the reporting period, trailing the double-digit gains of the broad global equity indexes. Energy stocks declined early in the reporting period as weaker economic growth in many regions of the world, along with a slower summer driving season, contributed to reduced demand for energy, pushing the price of oil down sharply. However, signs of economic improvement in the last six months of the reporting period, especially in the U.S. and China, helped fuel a recovery in energy prices, and global energy stocks followed suit. For the full reporting period, the price of oil fell by 5.5%, which limited the advance of global energy stocks.

Oil and gas producers, which comprised approximately 88% of the Index as of March 31, 2013, posted the best returns in the global energy sector. Within this group, the top performers were oil refiners, who continued to enjoy robust profit margins, and natural gas producers, who saw their margins expand as natural gas prices rose in early 2013. Energy equipment and services providers, which comprised the remaining portion of the Index, also gained ground during the reporting period, but to a lesser extent as declining demand for energy led to reduced production and drilling activity.

PORTFOLIO ALLOCATION

As of 3/31/13

Sector*	Percentage of Net Assets

Oil & Gas	83.31%
Oil & Gas Services	9.18
Pipelines	5.14
Electric	0.58
Coal	0.51
Metal Fabricate & Hardware	0.34
Mining	0.31
Engineering & Construction	0.21
Short-Term and Other Net Assets	0.42

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/13

Security	Percentage of Net Assets

Exxon Mobil Corp.	14.65%
Chevron Corp.	8.40
BP PLC (United Kingdom)	4.82
Royal Dutch Shell PLC Class A (United Kingdom)	4.36
Total SA (France)	4.12
Schlumberger Ltd.	3.60
Royal Dutch Shell PLC Class B (United Kingdom)	3.16
ConocoPhillips	2.66
Occidental Petroleum Corp.	2.31
Eni SpA (Italy)	2.18

TOTAL	50.26%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

Performance as of March 31, 2013

Average Annual Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Ten Years Ended 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
17.12%	16.82%	17.18%	(4.46)%	(4.41)%	(4.46)%	4.42%	4.38%	4.45%

Cumulative Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Ten Years Ended 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
17.12%	16.82%	17.18%	(20.38)%	(20.19)%	(20.39)%	54.11%	53.50%	54.61%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,164.50	$2.59	$1,000.00	$1,022.50	$2.42	0.48%

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 26 for more information.

12	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

The iShares S&P Global Financials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global 1200 Financials Sector IndexTM (the “Index”). The Index is a subset of the S&P Global 1200TM and measures the performance of companies that the Index provider deems to be part of the financial sector of the economy and that are important to global markets. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2013, the total return for the Fund was 17.12%, net of fees, while the total return for the Index was 17.18%.

As represented by the Index, global financial stocks posted double-digit gains and outperformed the broad global equity indexes. Following the 2008 credit crisis, financial stocks had consistently been one of the weaker-performing sectors in the global equity markets as banks and financial services companies (which comprised approximately two-thirds of the Index as of March 31, 2013) struggled with underperforming loans, greater regulatory scrutiny, and low net interest margins. During the reporting period, however, financial stocks enjoyed a sizable recovery, in part because of attractive valuations compared with other sectors of the global equity markets, and in part because of multi-year efforts by finance-related companies to strengthen their balance sheets and meet new capital requirements. A burgeoning recovery in housing markets around the world also provided a lift to the financial sector.

The best performers in the financial sector were real estate investment trusts and other property-related stocks, which benefited from a robust commercial property sector and rising real estate prices. Insurance stocks also performed well during the reporting period as the value of their investment portfolios increased with the broad rally in global equity markets. The laggards in the financial sector were mortgage finance companies and diversified financial services firms, which nonetheless produced positive returns for the reporting period.

PORTFOLIO ALLOCATION

As of 3/31/13

Sector*	Percentage of Net Assets

Banks	57.38%
Insurance	22.01
Diversified Financial Services	8.12
Real Estate Investment Trusts	7.33
Real Estate	3.16
Holding Companies – Diversified	0.58
Media	0.26
Home Builders	0.22
Commercial Services	0.19
Savings & Loans	0.18
Venture Capital	0.08
Short-Term and Other Net Assets	0.49

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/13

Security	Percentage of Net Assets

HSBC Holdings PLC (United Kingdom)	3.60%
Berkshire Hathaway Inc. Class B	3.49
J.P. Morgan Chase & Co.	3.30
Wells Fargo & Co.	3.28
Citigroup Inc.	2.46
Bank of America Corp.	2.41
Commonwealth Bank of Australia (Australia)	2.10
Westpac Banking Corp. (Australia)	1.83
Royal Bank of Canada (Canada)	1.59
Mitsubishi UFJ Financial Group Inc. (Japan)	1.55

TOTAL	25.61%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

Performance as of March 31, 2013

Average Annual Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Ten Years Ended 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
25.29%	25.48%	25.33%	9.31%	9.41%	9.30%	8.03%	8.04%	8.13%

Cumulative Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Ten Years Ended 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
25.29%	25.48%	25.33%	56.09%	56.78%	56.00%	116.47%	116.61%	118.43%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,153.20	$2.58	$1,000.00	$1,022.50	$2.42	0.48%

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 26 for more information.

14	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

The iShares S&P Global Healthcare Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global 1200 Healthcare Sector IndexTM (the “Index”). The Index is a subset of the S&P Global 1200TM and measures the performance of companies that the Index provider deems to be a part of the healthcare sector of the economy and that are important to global markets. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2013, the total return for the Fund was 25.29%, net of fees, while the total return for the Index was 25.33%.

As represented by the Index, global healthcare stocks generated the highest sector returns in the global equity markets, advancing by more than 25% for the reporting period. The majority of the outperformance in the healthcare sector occurred during the first half of the reporting period, when global equity markets were buffeted by economic, fiscal, and political uncertainties. In this environment, investors flocked to defensive sectors of the market, and healthcare stocks were among the primary beneficiaries of this trend. However, healthcare stocks also kept pace with the broad equity market rally that developed over the last half of the reporting period.

Within the healthcare sector, the best performers during the reporting period were biotechnology and pharmaceutical stocks, which together comprised more than three-quarters of the Index as of the end of the reporting period. Biotechnology stocks benefited from a strong pipeline of new medications, while healthy investor demand for high dividend yields provided a lift to pharmaceutical stocks. The laggards in the healthcare sector were healthcare providers, which continued to face uncertainty regarding the impact of federal healthcare reform in the U.S. (U.S. healthcare stocks comprised approximately 60% of the Index as of March 31, 2013.)

PORTFOLIO ALLOCATION

As of 3/31/13

Sector*	Percentage of Net Assets

Pharmaceuticals	69.33%
Health Care – Products	10.91
Biotechnology	10.48
Health Care – Services	6.28
Electronics	1.85
Software	0.48
Chemicals	0.12
Short-Term and Other Net Assets	0.55

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/13

Security	Percentage of Net Assets

Johnson & Johnson	7.83%
Pfizer Inc.	7.13
Novartis AG Registered (Switzerland)	6.62
Roche Holding AG Genusschein (Switzerland)	5.64
Merck & Co. Inc.	4.59
Sanofi (France)	4.20
GlaxoSmithKline PLC (United Kingdom)	3.94
Bayer AG Registered (Germany)	2.94
Amgen Inc.	2.64
Gilead Sciences Inc.	2.56

TOTAL	48.09%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

Performance as of March 31, 2013

Average Annual Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Inception to 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
12.12%	12.07%	11.76%	2.14%	2.20%	1.91%	4.50%	4.54%	4.46%

Cumulative Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Inception to 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
12.12%	12.07%	11.76%	11.16%	11.49%	9.91%	33.39%	33.74%	33.12%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 9/12/06. The first day of secondary market trading was 9/21/06.

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,147.00	$2.57	$1,000.00	$1,022.50	$2.42	0.48%

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 26 for more information.

16	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

The iShares S&P Global Industrials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global 1200 Industrials Sector IndexTM (the “Index”). The Index is a subset of the S&P Global 1200TM and measures the performance of companies that the Index provider deems to be part of the industrials sector of the economy and that are important to global markets. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2013, the total return for the Fund was 12.12%, net of fees, while the total return for the Index was 11.76%.

As represented by the Index, global industrial stocks posted double-digit gains and modestly outperformed the broad global equity indexes. Industrial stocks declined early in the reporting period as weaker economic growth in many regions of the world led to lower industrial production worldwide. However, signs of economic improvement in the last six months of the reporting period, especially in the U.S. and China, helped fuel a sharp recovery in manufacturing activity. For example, industrial production in the U.S. rose by 3.5% for the reporting period, with most of that increase occurring over the last six months. (U.S. stocks comprised approximately half of the Index as of March 31, 2013.)

Within the industrial sector, road and rail companies posted the best returns for the reporting period as improving global economic conditions led to increased freight volumes shipped by rail and truck. Airline stocks also performed well amid rising passenger traffic and industry consolidation. Other top-performing segments of the industrial sector included industrial conglomerates and aerospace and defense contractors. The laggards in the industrial sector included machinery manufacturers, which experienced a sharp slowdown early in the reporting period, and construction and engineering firms, which only recently began to show signs of recovery after an extended construction industry downturn.

PORTFOLIO ALLOCATION

As of 3/31/13

Sector*	Percentage of Net Assets

Manufacturing	21.01%
Transportation	16.16
Aerospace & Defense	11.92
Machinery	11.29
Commercial Services	6.69
Engineering & Construction	5.39
Distribution & Wholesale	5.19
Electrical Components & Equipment	4.02
Electronics	3.55
Holding Companies – Diversified	2.78
Building Materials	2.08
Metal Fabricate & Hardware	2.08
Auto Manufacturers	1.98
Hand & Machine Tools	1.70
Airlines	1.47
Environmental Control	1.25
Other**	1.04
Short-Term and Other Net Assets	0.40

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/13

Security	Percentage of Net Assets

General Electric Co.	8.44%
Siemens AG Registered (Germany)	3.10
United Technologies Corp.	2.75
3M Co.	2.35
Union Pacific Corp.	2.32
United Parcel Service Inc. Class B	2.15
Honeywell International Inc.	2.05
Boeing Co. (The)	2.05
Caterpillar Inc.	2.00
ABB Ltd. Registered (Switzerland)	1.70

TOTAL	28.91%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.
**	Other includes sectors which individually represent less than 1% of net assets.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

Performance as of March 31, 2013

Average Annual Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Inception to 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(3.16)%	(3.74)%	(3.07)%	(3.03)%	(3.02)%	(2.84)%	4.66%	4.65%	4.93%

Cumulative Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Inception to 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(3.16)%	(3.74)%	(3.07)%	(14.27)%	(14.21)%	(13.42)%	34.73%	34.65%	37.06%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 9/12/06. The first day of secondary market trading was 9/21/06.

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,008.10	$2.40	$1,000.00	$1,022.50	$2.42	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 26 for more information.

18	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

The iShares S&P Global Materials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global 1200 Materials Sector IndexTM (the “Index”). The Index is a subset of the S&P Global 1200TM and measures the performance of companies that the Index provider deems to be part of the materials sector of the economy and that are important to global markets. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2013, the total return for the Fund was –3.16%, net of fees, while the total return for the Index was –3.07%.

As represented by the Index, global materials stocks declined for the reporting period, trailing the double-digit gains of the broad global equity indexes. Materials stocks experienced a sharp decline early in the reporting period as weaker economic growth in many regions of the world led to reduced demand for raw materials and lower commodity prices. When signs of economic improvement led to a sharp rally in global equity markets over the last six months of the reporting period, materials stocks did not participate fully in the recovery as commodity prices remained muted. The Thomson Reuters CRB Index, a common benchmark for commodity prices, declined by approximately 4% for the reporting period.

Within the materials sector, the top performers included containers and packaging companies, which benefited from stronger sales volumes as economic activity increased. Paper and forest products companies and construction materials producers also fared well during the reporting period. Chemicals companies, which comprised approximately 45% of the Index at the end of the reporting period, posted positive but modest returns as these stocks did not fully participate in the equity market rally over the last six months of the reporting period. The laggard in the materials sector was metals and mining companies (also comprising approximately 45% of the Index as of March 31, 2013), which fell sharply for the reporting period, mirroring declines in the prices of metals such as silver and gold.

PORTFOLIO ALLOCATION

As of 3/31/13

Sector*	Percentage of Net Assets

Chemicals	43.76%
Mining	34.97
Iron & Steel	10.06
Building Materials	4.37
Forest Products & Paper	2.63
Packaging & Containers	2.34
Textiles	0.75
Biotechnology	0.47
Short-Term and Other Net Assets	0.65

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/13

Security	Percentage of Net Assets

BHP Billiton Ltd. (Australia)	6.25%
BASF SE (Germany)	4.59
BHP Billiton PLC (United Kingdom)	3.50
Rio Tinto PLC (United Kingdom)	3.28
Monsanto Co.	3.23
E.I. du Pont de Nemours and Co.	2.61
Syngenta AG Registered (Switzerland)	2.22
Dow Chemical Co. (The)	2.19
L’Air Liquide SA (France)	2.16
Anglo American PLC (United Kingdom)	2.04

TOTAL	32.07%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	19

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

Performance as of March 31, 2013

Average Annual Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Ten Years Ended 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(0.18)%	(0.23)%	(0.08)%	5.27%	5.31%	5.45%	8.32%	8.27%	8.71%

Cumulative Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Ten Years Ended 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(0.18)%	(0.23)%	(0.08)%	29.27%	29.54%	30.38%	122.33%	121.26%	130.58%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,015.40	$2.41	$1,000.00	$1,022.50	$2.42	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 26 for more information.

20	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

The iShares S&P Global Technology Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global 1200 Information Technology Sector IndexTM (the “Index”). The Index is a subset of the S&P Global 1200TM and measures the performance of companies that the Index provider deems to be part of the information technology sector of the economy and that are important to global markets. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2013, the total return for the Fund was -0.18%, net of fees, while the total return for the Index was -0.08%.

As represented by the Index, global technology stocks were largely unchanged for the reporting period, trailing the double-digit gains of the broad global equity indexes. In general, technology stocks tend to perform best when the economy is expanding, which leads businesses and individuals to increase their spending on technology. Consequently, technology stocks declined early in the period amid an uncertain economic environment, and then recouped their losses in the latter half of the reporting period as economic conditions improved.

Furthermore, the flat overall performance of the technology sector masked a significant performance disparity within the sector as software and services companies fared well, while hardware and equipment makers declined. Internet software companies were the leading performance contributors in the technology sector, boosted by growing trends toward cloud computing and streaming video. Information technology services providers also generated strong returns resulting from continued demand for technology outsourcing and consulting.

On the downside, computer hardware and consumer electronics manufacturers suffered the most significant declines for the reporting period. A persistent decline in personal computer sales weighed on the computer hardware segment, while increasing price competition among smartphones and tablet computers created challenges for consumer electronics companies. Weak demand for personal computers also had a negative impact on semiconductor manufacturers during the reporting period.

PORTFOLIO ALLOCATION

As of 3/31/13

Sector*	Percentage of Net Assets

Computers	28.69%
Semiconductors	21.58
Software	17.72
Internet	10.22
Telecommunications	6.70
Electronics	4.68
Commercial Services	3.80
Diversified Financial Services	2.67
Office & Business Equipment	1.98
Other**	1.68
Short-Term and Other Net Assets	0.28

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/13

Security	Percentage of Net Assets

Apple Inc.	12.66%
International Business Machines Corp.	6.82
Microsoft Corp.	6.57
Google Inc. Class A	6.46
Samsung Electronics Co. Ltd. (South Korea)	5.03
Oracle Corp.	3.64
QUALCOMM Inc.	3.50
Cisco Systems Inc.	3.40
Intel Corp.	3.29
Visa Inc. Class A	2.67

TOTAL	54.04%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.
**	Other includes sectors which individually represent less than 1% of net assets.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	21

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

Performance as of March 31, 2013

Average Annual Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Ten Years Ended 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
11.58%	11.20%	11.44%	2.43%	2.46%	2.18%	9.56%	9.46%	9.47%

Cumulative Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Ten Years Ended 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
11.58%	11.20%	11.44%	12.73%	12.92%	11.37%	149.23%	146.97%	147.07%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,009.30	$2.40	$1,000.00	$1,022.50	$2.42	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 26 for more information.

22	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

The iShares S&P Global Telecommunications Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global 1200 Telecommunications Sector IndexTM (the “Index”). The Index is a subset of the S&P Global 1200TM and measures the performance of companies that the Index provider deems to be part of the telecommunications sector of the economy and that are important to global markets. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2013, the total return for the Fund was 11.58%, net of fees, while the total return for the Index was 11.44%.

As represented by the Index, global telecommunications stocks posted double-digit gains for the reporting period, modestly outperforming the broad global equity indexes. One factor contributing to the solid gains in telecommunications stocks was strong investor demand for high dividend yields in a low interest rate environment. Telecommunications stocks offer the highest dividend yields of any sector in the global equity markets, and that demand for yield contributed to their outperformance during the reporting period. Industry consolidation and a trend toward integrated bundling of services also provided a favorable backdrop for telecommunications stocks.

Within the telecommunications sector, wireless services providers posted the best returns, benefiting from a continued surge in demand for smartphones and the ancillary services — such as texting and internet browsing — that are used with increasing frequency on mobile devices. Emerging markets have been an especially productive place for wireless services providers to expand their subscriber base, as mobile phone penetration is more limited than in developed countries. Diversified telecom services companies also performed well for the reporting period. These stocks typically carry the highest dividend yields in the equity market, and that was a key factor driving performance in this segment of the telecommunications sector.

PORTFOLIO ALLOCATION

As of 3/31/13

Sector*	Percentage of Net Assets

Telephone – Integrated	59.02%
Cellular Telecommunications	26.93
Telecommunications Services	12.04
Wireless Equipment	1.74
Short-Term and Other Net Assets	0.27

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/13

Security	Percentage of Net Assets

AT&T Inc.	17.20%
Verizon Communications Inc.	11.84
Vodafone Group PLC (United Kingdom)	11.76
Telstra Corp. Ltd. (Australia)	4.93
China Mobile Ltd. (China)	4.77
America Movil SAB de CV Series L (Mexico)	4.67
Telefonica SA (Spain)	4.57
SoftBank Corp. (Japan)	3.64
BCE Inc. (Canada)	3.08
Nippon Telegraph and Telephone Corp. (Japan)	2.91

TOTAL	69.37%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	23

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

Performance as of March 31, 2013

Average Annual Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Inception to 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
5.97%	5.50%	5.67%	(3.31)%	(3.36)%	(3.56)%	1.30%	1.28%	1.15%

Cumulative Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Inception to 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
5.97%	5.50%	5.67%	(15.49)%	(15.73)%	(16.58)%	8.85%	8.72%	7.75%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 9/12/06. The first day of secondary market trading was 9/21/06.

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,044.40	$2.45	$1,000.00	$1,022.50	$2.42	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 26 for more information.

24	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

The iShares S&P Global Utilities Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global 1200 Utilities Sector IndexTM (the “Index”). The Index is a subset of the S&P Global 1200TM and measures the performance of companies that the Index provider deems to be part of the utilities sector of the economy and that are important to global markets. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2013, the total return for the Fund was 5.97%, net of fees, while the total return for the Index was 5.67%.

As represented by the Index, global utilities stocks posted moderately positive returns for the reporting period, trailing the double-digit gains of the broad global equity indexes. Early in the reporting period, global equity markets were buffeted by economic, fiscal, and political uncertainties. In this environment, investors flocked to defensive sectors such as utilities, whose services typically remain in demand regardless of economic conditions. In addition, utilities stocks tend to have relatively high dividend yields, which attracted significant investor demand in a low interest rate environment.

However, utilities stocks also faced some challenges, including the likelihood of stricter environmental regulations and rising capital costs to upgrade an aging power transmission grid. In addition, improving economic growth in the last half of the reporting period led investors to shift away from defensive segments of the market, preventing the utilities sector from participating fully in the broad global equity market rally.

Within the utilities sector, gas and water utilities posted the highest returns, though they represented less than 10% of the Index as of March 31, 2013. Electric utilities, which comprised approximately half of the Index as of the end of the reporting period, generated the weakest returns in the sector.

PORTFOLIO ALLOCATION

As of 3/31/13

Sector*	Percentage of Net Assets

Electric	77.25%
Gas	18.23
Water	2.46
Pipelines	1.05
Holding Companies – Diversified	0.40
Engineering & Construction	0.15
Short-Term and Other Net Assets	0.46

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/13

Security	Percentage of Net Assets

Duke Energy Corp.	5.51%
National Grid PLC (United Kingdom)	4.55
Southern Co. (The)	4.40
E.ON SE (Germany)	3.77
Dominion Resources Inc.	3.61
NextEra Energy Inc.	3.55
GDF Suez (France)	3.21
Exelon Corp.	3.18
Centrica PLC (United Kingdom)	3.12
American Electric Power Co. Inc.	2.54

TOTAL	37.44%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	25

About Fund Performance (Unaudited)

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on October 1, 2012 and held through March 31, 2013, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

26	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

March 31, 2013

Security	Shares	Value

COMMON STOCKS — 98.16%

AUSTRALIA — 0.38%
Crown Ltd.	55,275	$708,811

		708,811
CANADA — 2.09%
Canadian Tire Corp. Ltd. Class A NVS	6,050	436,562
Gildan Activewear Inc.	7,810	311,570
Magna International Inc. Class A	17,105	1,005,305
Shaw Communications Inc. Class B	26,565	657,882
Thomson Reuters Corp.	24,585	797,600
Tim Hortons Inc.	12,100	657,553

		3,866,472
FINLAND — 0.22%
Nokian Renkaat OYJ	9,240	411,718

		411,718
FRANCE — 5.49%
Accor SA	11,605	403,843
Christian Dior SA	3,245	539,197
Compagnie Generale des Etablissements Michelin Class B	12,210	1,023,045
Hermes International SCA[a]	990	344,320
Lagardere SCA	7,645	281,992
LVMH Moet Hennessy Louis Vuitton SA	17,435	2,997,789
PPR SA	4,730	1,041,048
PSA Peugeot Citroen SAb	27,995	203,108
Publicis Groupe SA	10,120	679,773
Renault SA	14,465	907,829
SES SA Class A FDR	24,475	768,423
Sodexo	6,105	569,926
Valeo SA	6,765	366,719

		10,127,012
GERMANY — 4.20%
Adidas AG	13,145	1,366,226
Bayerische Motoren Werke AG	21,395	1,849,228
Continental AG	6,325	757,532
Daimler AG Registered	64,955	3,540,281
Volkswagen AG	1,320	248,743

		7,762,010
GREECE — 0.07%
OPAP SA	15,139	119,750

		119,750

Security	Shares	Value

HONG KONG — 0.97%
Li & Fung Ltd.[a]	550,000	$758,117
Sands China Ltd.	198,000	1,026,647

		1,784,764
ITALY — 0.58%
Fiat SpA[b]	65,560	349,370
Luxottica Group SpA	8,305	417,087
Mediaset SpA	54,560	111,606
Pirelli & C. SpA[a]	17,655	185,560

		1,063,623
JAPAN — 15.25%
Aisin Seiki Co. Ltd.	16,500	605,456
Bridgestone Corp.	44,000	1,483,514
Denso Corp.	38,500	1,631,807
Dentsu Inc.	11,000	326,537
Fast Retailing Co. Ltd.	4,000	1,303,978
Honda Motor Co. Ltd.	115,500	4,367,183
Isuzu Motors Ltd.	110,000	649,330
Marui Group Co. Ltd.	16,500	171,107
Nikon Corp.	22,000	522,038
Nissan Motor Co. Ltd.	170,500	1,641,167
Nitori Holdings Co. Ltd.	2,750	210,594
NOK Corp.	11,000	157,945
Oriental Land Co. Ltd.	3,500	570,304
Panasonic Corp.	148,500	1,032,961
Sega Sammy Holdings Inc.	16,500	335,370
Sekisui House Ltd.	36,000	489,726
Sharp Corp.[a,b]	55,000	159,115
Sony Corp.	66,000	1,152,648
Suzuki Motor Corp.	33,000	740,938
Toyota Industries Corp.	16,500	601,946
Toyota Motor Corp.	187,000	9,666,241
Yamada Denki Co. Ltd.	7,150	326,625

		28,146,530
MEXICO — 0.62%
Grupo Elektra SAB de CV	3,850	151,842
Grupo Televisa SAB de CV CPO	187,000	993,411

		1,145,253
NETHERLANDS — 0.63%
Reed Elsevier NV	42,955	737,193
Wolters Kluwer NV	19,360	423,493

		1,160,686

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

March 31, 2013

Security	Shares	Value

SOUTH KOREA — 0.75%
Hyundai Motor Co. NVS SP GDR[a,b,c]	17,887	$626,224
Hyundai Motor Co. SP GDR[b,d]	7,549	759,921

		1,386,145
SPAIN — 1.00%
Industria de Diseno Textil SA	13,970	1,854,879

		1,854,879
SWEDEN — 1.56%
Electrolux AB Class B	21,010	535,752
Hennes & Mauritz AB Class B	65,395	2,343,438

		2,879,190
SWITZERLAND — 2.01%
Compagnie Financiere Richemont SA Class A Bearer	32,945	2,591,903
Swatch Group AG (The) Bearer	1,925	1,122,129

		3,714,032
UNITED KINGDOM — 6.22%
British Sky Broadcasting Group PLC	62,535	838,464
Burberry Group PLC	29,700	599,352
Carnival PLC	14,245	498,363
Compass Group PLC	117,590	1,500,752
Daily Mail & General Trust PLC Class A NVS	15,290	164,725
GKN PLC	130,515	524,188
InterContinental Hotels Group PLC	19,360	590,002
ITV PLC	235,180	462,099
Kingfisher PLC	154,550	675,399
Ladbrokes PLC	63,855	218,937
Marks & Spencer Group PLC	99,550	589,531
Next PLC	10,340	685,496
Pearson PLC	48,950	880,046
Persimmon PLC	19,855	322,291
Reed Elsevier PLC	71,390	846,621
UBM PLC	14,355	153,562
Whitbread PLC	11,715	456,813
William Hill PLC	44,605	250,535
WPP PLC	77,385	1,232,631

		11,489,807
UNITED STATES — 56.12%
Abercrombie & Fitch Co. Class A	5,500	254,100
Amazon.com Inc.[b]	23,100	6,155,919
Apollo Group Inc. Class Aa,b	8,965	155,901
AutoNation Inc.[b]	2,420	105,875
AutoZone Inc.[a,b]	2,420	960,183

Security	Shares	Value

Bed Bath & Beyond Inc.[b]	14,960	$963,723
Best Buy Co. Inc.	19,415	430,042
BorgWarner Inc.[b]	8,470	655,070
Cablevision NY Group Class A	14,960	223,802
CarMax Inc.[b]	14,850	619,245
Carnival Corp.	28,215	967,774
CBS Corp. Class B NVS	36,135	1,687,143
Chipotle Mexican Grill Inc.[a,b]	2,090	681,068
Coach Inc.	18,700	934,813
Comcast Corp. Class A	164,670	6,917,787
D.R. Horton Inc.	18,370	446,391
Darden Restaurants Inc.	8,470	437,730
Delphi Automotive PLC	18,480	820,512
DIRECTV[b]	36,245	2,051,829
Discovery Communications Inc. Series Aa,b	14,465	1,138,974
Dollar General Corp.[b]	19,140	968,101
Dollar Tree Inc.[b]	15,070	729,840
Expedia Inc.	5,720	343,257
Family Dollar Stores Inc.	6,215	366,996
Ford Motor Co.	250,580	3,295,127
Fossil Inc.[b]	3,575	345,345
GameStop Corp. Class Aa	7,700	215,369
Gannett Co. Inc.	12,815	280,264
Gap Inc. (The)	18,205	644,457
Garmin Ltd.	6,930	228,967
Genuine Parts Co.	9,460	737,880
Goodyear Tire & Rubber Co. (The)[b]	20,350	256,614
H&R Block Inc.	16,005	470,867
Harley-Davidson Inc.	16,060	855,998
Harman International Industries Inc.	4,785	213,555
Hasbro Inc.	8,140	357,672
Home Depot Inc. (The)	93,225	6,505,240
International Game Technology	18,425	304,013
Interpublic Group of Companies Inc. (The)	27,940	364,058
J.C. Penney Co. Inc.[a]	10,945	165,379
Johnson Controls Inc.	46,090	1,616,376
Kohl’s Corp.	14,080	649,510
L Brands Inc.	15,345	685,308
Leggett & Platt Inc.	9,680	326,990
Lennar Corp. Class A	10,780	447,154
Lowe’s Companies Inc.	69,630	2,640,370
Macy’s Inc.	25,520	1,067,757
Marriott International Inc. Class A	17,050	720,022

28	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

March 31, 2013

Security	Shares	Value

Mattel Inc.	21,230	$929,662
McDonald’s Corp.	63,580	6,338,290
Netflix Inc.[a,b]	3,630	687,558
Newell Rubbermaid Inc.	17,820	465,102
News Corp. Class A NVS	124,850	3,810,422
Nike Inc. Class B	46,640	2,752,226
Nordstrom Inc.	9,900	546,777
O’Reilly Automotive Inc.[b]	7,315	750,153
Omnicom Group Inc.	15,950	939,455
PetSmart Inc.	6,875	426,938
Priceline.com Inc.[b]	3,190	2,194,497
PulteGroup Inc.[a,b]	19,800	400,752
PVH Corp.	4,950	528,710
Ralph Lauren Corp.	4,125	698,404
Ross Stores Inc.	14,080	853,530
Scripps Networks Interactive Inc. Class A	5,060	325,560
Staples Inc.	45,540	611,602
Starbucks Corp.	47,245	2,691,075
Starwood Hotels & Resorts Worldwide Inc.	12,980	827,215
Target Corp.	41,140	2,816,033
Tiffany & Co.	7,975	554,582
Time Warner Cable Inc.	18,480	1,775,189
Time Warner Inc.	57,805	3,330,724
TJX Companies Inc. (The)	44,880	2,098,140
TripAdvisor Inc.[a,b]	7,095	372,629
Urban Outfitters Inc.[b]	7,425	287,645
VF Corp.	5,500	922,625
Viacom Inc. Class B NVS	28,710	1,767,675
Walt Disney Co. (The)	114,345	6,494,796
Washington Post Co. (The) Class B	220	98,340
Whirlpool Corp.	4,840	573,346
Wyndham Worldwide Corp.	9,240	595,795
Wynn Resorts Ltd.	5,335	667,729
Yum! Brands Inc.	28,655	2,061,441

		103,604,984

TOTAL COMMON STOCKS
(Cost: $151,188,637)		181,225,666

PREFERRED STOCKS — 1.49%

GERMANY — 1.49%
Porsche Automobil Holding SE	10,230	749,034

Security	Shares	Value

Volkswagen AG	10,010	$1,992,344

		2,741,378

TOTAL PREFERRED STOCKS
(Cost: $2,652,873)		2,741,378

RIGHTS — 0.01%

UNITED KINGDOM — 0.01%
William Hill PLC[b]	9,912	18,663

		18,663

TOTAL RIGHTS
(Cost: $0)		18,663

SHORT-TERM INVESTMENTS — 1.76%

MONEY MARKET FUNDS — 1.76%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[e,f,g]	2,888,034	2,888,034
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[e,f,g]	205,129	205,129
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[e,f]	155,282	155,282

		3,248,445

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,248,445)		3,248,445

TOTAL INVESTMENTS IN SECURITIES — 101.42%
(Cost: $157,089,955)		187,234,152
Other Assets, Less Liabilities — (1.42)%		(2,620,287)

NET ASSETS — 100.00%		$184,613,865

CPO  —  Certificates of Participation (Ordinary)

FDR  —  Fiduciary Depositary Receipts

NVS  —  Non-Voting Shares

SP GDR  —  Sponsored Global Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

March 31, 2013

Security	Shares	Value

COMMON STOCKS — 97.75%

AUSTRALIA — 3.32%
Coca-Cola Amatil Ltd.	103,833	$1,578,300
Wesfarmers Ltd.	218,369	9,151,953
Woolworths Ltd.	234,354	8,255,764

		18,986,017
BELGIUM — 2.91%
Anheuser-Busch InBev NV	150,815	14,960,345
Colruyt SA	13,344	646,419
Delhaize Brothers and Co. “The Lion” (Delhaize Group)	19,460	1,063,389

		16,670,153
BRAZIL — 0.49%
BRF — Brasil Foods SA SP ADR[a]	127,185	2,812,061

		2,812,061
CANADA — 0.96%
George Weston Ltd.	9,035	671,700
Loblaw Companies Ltd.[a]	19,182	806,968
Metro Inc. Class A	18,348	1,149,515
Saputo Inc.	23,769	1,206,757
Shoppers Drug Mart Corp.	38,920	1,665,291

		5,500,231
CHILE — 0.17%
Cencosud SA SP ADR[a]	50,735	948,237

		948,237
CHINA — 0.33%
Want Want China Holdings Ltd.[a]	1,251,000	1,917,760

		1,917,760
DENMARK — 0.34%
Carlsberg A/S Class B	20,016	1,951,435

		1,951,435
FRANCE — 4.28%
Carrefour SA	116,343	3,190,351
Casino Guichard-Perrachon SA	10,564	1,112,077
Danone SA	114,814	8,002,640
L’Oreal SA	46,704	7,418,607
Pernod Ricard SA	38,086	4,754,172

		24,477,847
GERMANY — 0.40%
Beiersdorf AG	18,209	1,684,451
METRO AG	22,240	633,425

		2,317,876

Security	Shares	Value

IRELAND — 0.28%
Kerry Group PLC Class A	26,688	$1,593,043

		1,593,043
JAPAN — 5.19%
AEON Co. Ltd.	139,017	1,796,486
Ajinomoto Co. Inc.	139,000	2,091,949
Asahi Group Holdings Ltd.	83,498	1,997,309
Japan Tobacco Inc.	217,300	6,933,631
Kao Corp.	97,300	3,187,450
Kirin Holdings Co. Ltd.	175,596	2,822,012
Lawson Inc.	13,900	1,071,846
Nippon Meat Packers Inc.	35,000	577,377
Nissin Foods Holdings Co. Ltd.	13,900	648,282
Seven & I Holdings Co. Ltd.	152,937	5,066,994
Shiseido Co. Ltd.	69,500	980,924
Unicharm Corp.	27,800	1,646,948
Yakult Honsha Co. Ltd.	22,420	907,340

		29,728,548
MEXICO — 1.50%
Fomento Economico Mexicano SAB de CV BD Units	361,409	4,070,378
Grupo Modelo SAB de CV Series C	125,137	1,135,337
Wal-Mart de Mexico SAB de CV Series V	1,028,610	3,367,804

		8,573,519
NETHERLANDS — 3.68%
D.E Master Blenders 1753 NVb	112,729	1,744,300
Heineken NV	40,032	3,022,618
Koninklijke Ahold NV	199,604	3,064,202
Unilever NV CVA	322,202	13,221,041

		21,052,161
NORWAY — 0.21%
Orkla ASA	149,425	1,196,425

		1,196,425
SOUTH KOREA — 0.17%
KT&G Corp. Class A SP GDR[c]	28,532	982,182

		982,182
SPAIN — 0.14%
Distribuidora Internacional de Alimentacion SA	112,868	782,062

		782,062
SWEDEN — 0.74%
Svenska Cellulosa AB Class B	115,092	2,973,770
Swedish Match AB	40,727	1,267,160

		4,240,930

30	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

March 31, 2013

Security	Shares	Value

SWITZERLAND — 7.67%
Nestle SA Registered	605,901	$43,925,343

		43,925,343
UNITED KINGDOM — 14.57%
Associated British Foods PLC	67,137	1,937,960
British American Tobacco PLC	365,709	19,585,822
Diageo PLC	470,376	14,820,537
Imperial Tobacco Group PLC	186,816	6,521,594
J Sainsbury PLC	238,107	1,368,481
Reckitt Benckiser Group PLC	120,930	8,663,486
SABMiller PLC	176,391	9,278,013
Tate & Lyle PLC	88,682	1,144,603
Tesco PLC	1,493,138	8,650,717
Unilever PLC	226,570	9,577,945
Wm Morrison Supermarkets PLC	448,831	1,882,380

		83,431,538
UNITED STATES — 50.40%
Altria Group Inc.	379,470	13,049,973
Archer-Daniels-Midland Co.	123,571	4,168,050
Avon Products Inc.	78,813	1,633,793
Beam Inc.	30,024	1,907,725
Brown-Forman Corp. Class B NVS	28,495	2,034,543
Campbell Soup Co.	33,916	1,538,430
Clorox Co. (The)	24,464	2,165,798
Coca-Cola Co. (The)	724,885	29,314,349
Coca-Cola Enterprises Inc.	51,013	1,883,400
Colgate-Palmolive Co.	82,983	9,794,483
ConAgra Foods Inc.	76,311	2,732,697
Constellation Brands Inc. Class Ab	28,356	1,350,880
Costco Wholesale Corp.	81,176	8,613,585
CVS Caremark Corp.	233,937	12,864,196
Dean Foods Co.[a,b]	34,611	627,497
Dr Pepper Snapple Group Inc.	39,337	1,846,872
Estee Lauder Companies Inc. (The) Class A	45,036	2,883,655
General Mills Inc.	121,347	5,983,621
H.J. Heinz Co.	60,465	4,369,806
Hershey Co. (The)	28,078	2,457,667
Hormel Foods Corp.	25,437	1,051,057
J.M. Smucker Co. (The)	20,572	2,039,920
Kellogg Co.	46,426	2,991,227
Kimberly-Clark Corp.	73,114	7,163,710
Kraft Foods Group Inc.	111,339	5,737,299
Kroger Co. (The)	96,188	3,187,670
Lorillard Inc.	71,863	2,899,672

Security	Shares	Value

McCormick & Co. Inc. NVS	24,881	$1,829,998
Mead Johnson Nutrition Co. Class A	38,225	2,960,526
Molson Coors Brewing Co. Class B NVS	29,607	1,448,670
Mondelez International Inc. Class A	334,573	10,241,280
Monster Beverage Corp.[a,b]	27,105	1,293,993
PepsiCo Inc.	290,371	22,971,250
Philip Morris International Inc.	310,943	28,827,526
Procter & Gamble Co. (The)	513,049	39,535,556
Reynolds American Inc.	60,743	2,702,456
Safeway Inc.	45,175	1,190,361
Sysco Corp.	110,366	3,881,572
Tyson Foods Inc. Class A	54,488	1,352,392
Wal-Mart Stores Inc.	314,001	23,496,695
Walgreen Co.	161,240	7,687,923
Whole Foods Market Inc.	32,526	2,821,630

		288,533,403

TOTAL COMMON STOCKS
(Cost: $467,292,730)		559,620,771

PREFERRED STOCKS — 1.62%

BRAZIL — 1.06%
Companhia de Bebidas das Americas SP ADR	143,309	6,066,270

		6,066,270
GERMANY — 0.56%
Henkel AG & Co. KgaA	33,499	3,230,074

		3,230,074

TOTAL PREFERRED STOCKS
(Cost: $6,782,961)		9,296,344

SHORT-TERM INVESTMENTS — 0.46%

MONEY MARKET FUNDS — 0.46%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[d,e,f]	1,981,238	1,981,238
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[d,e,f]	140,722	140,722
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[d,e]	529,911	529,911

		2,651,871

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,651,871)		2,651,871

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

March 31, 2013

Value

TOTAL INVESTMENTS IN SECURITIES — 99.83%
(Cost: $476,727,562)	$571,568,986
Other Assets, Less Liabilities — 0.17%	949,805

NET ASSETS — 100.00%	$572,518,791

NVS  —  Non-Voting Shares

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

32	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

March 31, 2013

Security	Shares	Value

COMMON STOCKS — 98.14%

AUSTRALIA — 2.43%
Oil Search Ltd.	423,738	$3,282,335
Origin Energy Ltd.	427,158	5,914,027
Santos Ltd.	366,282	4,746,609
Woodside Petroleum Ltd.	234,099	8,742,223
WorleyParsons Ltd.	82,935	2,134,792

		24,819,986
AUSTRIA — 0.22%
OMV AG	53,694	2,287,364

		2,287,364
CANADA — 9.84%
ARC Resources Ltd.	113,544	2,999,676
Cameco Corp.	153,216	3,179,087
Canadian Natural Resources Ltd.	406,296	13,025,307
Canadian Oil Sands Ltd.	166,383	3,429,362
Cenovus Energy Inc.	284,715	8,816,511
Crescent Point Energy Corp.	138,681	5,234,919
Enbridge Inc.	298,395	13,892,498
Encana Corp.	275,652	5,361,370
Enerplus Corp.	79,173	1,156,481
Husky Energy Inc.	111,321	3,195,158
Imperial Oil Ltd.	96,273	3,934,500
Penn West Petroleum Ltd.	188,100	2,021,804
Suncor Energy Inc.	572,337	17,148,421
Talisman Energy Inc.	386,118	4,720,297
TransCanada Corp.	261,288	12,473,515

		100,588,906
CHINA — 3.04%
China Petroleum & Chemical Corp. Class H	7,524,000	8,859,006
CNOOC Ltd.	5,985,000	11,503,314
PetroChina Co. Ltd. Class H	8,208,000	10,764,035

		31,126,355
COLOMBIA — 0.52%
Ecopetrol SA SP ADR[a]	97,983	5,342,033

		5,342,033
FRANCE — 4.53%
Technip SA	40,356	4,144,652
Total SA	878,427	42,135,972

		46,280,624
ITALY — 2.81%
Eni SpA	992,997	22,352,620
Saipem SpA	95,076	2,928,868

Security	Shares	Value

Tenaris SA	171,342	$3,487,319

		28,768,807
JAPAN — 1.20%
INPEX Corp.	1,026	5,456,286
JX Holdings Inc.	923,420	5,117,016
TonenGeneral Sekiyu K.K.	171,000	1,680,536

		12,253,838
NORWAY — 1.69%
Seadrill Ltd.	135,945	4,934,343
Statoil ASA	403,902	9,778,133
Subsea 7 SA	110,466	2,585,274

		17,297,750
PORTUGAL — 0.13%
Galp Energia SGPS SA Class B	86,526	1,357,739

		1,357,739
SPAIN — 0.66%
Repsol SA	332,937	6,776,258

		6,776,258
UNITED KINGDOM — 15.57%
AMEC PLC	115,596	1,853,563
BG Group PLC	1,268,136	21,740,046
BP PLC	7,062,642	49,320,935
Cairn Energy PLC[b]	240,084	997,060
Petrofac Ltd.	94,905	2,065,076
Royal Dutch Shell PLC Class A	1,378,602	44,567,191
Royal Dutch Shell PLC Class B	973,332	32,293,353
Tullow Oil PLC	340,290	6,360,744

		159,197,968
UNITED STATES — 55.50%
Anadarko Petroleum Corp.	185,022	16,180,174
Apache Corp.	145,350	11,215,206
Baker Hughes Inc.	164,160	7,618,666
Cabot Oil & Gas Corp.	77,292	5,225,712
Cameron International Corp.[a,b]	91,485	5,964,822
Chesapeake Energy Corp.	194,256	3,964,765
Chevron Corp.	722,988	85,905,434
ConocoPhillips	452,637	27,203,484
CONSOL Energy Inc.	87,552	2,946,125
Denbury Resources Inc.[a,b]	148,770	2,774,560
Devon Energy Corp.	140,220	7,911,212
Diamond Offshore Drilling Inc.	24,453	1,700,951
Ensco PLC Class A	84,987	5,099,220
EOG Resources Inc.	99,864	12,789,582
EQT Corp.	55,404	3,753,621

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

March 31, 2013

Security	Shares	Value

Exxon Mobil Corp.	1,662,462	$149,804,451
FMC Technologies Inc.[a,b]	87,894	4,780,555
Halliburton Co.	346,104	13,986,063
Helmerich & Payne Inc.	40,014	2,428,850
Hess Corp.	112,689	8,069,659
Kinder Morgan Inc.	233,928	9,048,335
Marathon Oil Corp.	258,723	8,724,140
Marathon Petroleum Corp.	126,027	11,292,019
Murphy Oil Corp.	70,452	4,489,906
Nabors Industries Ltd.[a]	114,912	1,863,873
National Oilwell Varco Inc.	158,175	11,190,881
Newfield Exploration Co.[b]	53,523	1,199,986
Noble Corp.	93,366	3,561,913
Noble Energy Inc.	65,322	7,555,142
Occidental Petroleum Corp.	301,644	23,639,840
Peabody Energy Corp.	105,678	2,235,090
Phillips 66	230,850	16,152,574
Pioneer Natural Resources Co.	49,077	6,097,817
QEP Resources Inc.	66,861	2,128,854
Range Resources Corp.	60,192	4,877,960
Rowan Companies PLC[b]	46,854	1,656,757
Schlumberger Ltd.	491,796	36,830,602
Southwestern Energy Co.[b]	130,131	4,848,681
Spectra Energy Corp.	248,805	7,650,754
Tesoro Corp.	53,181	3,113,748
Valero Energy Corp.	207,594	9,443,451
Williams Companies Inc. (The)	253,935	9,512,405
WPX Energy Inc.[a,b]	77,634	1,243,697

		567,681,537

TOTAL COMMON STOCKS (Cost: $1,000,939,963)		1,003,779,165

PREFERRED STOCKS — 1.44%

BRAZIL — 1.44%
Petroleo Brasileiro SA SP ADR	813,105	14,757,856

		14,757,856

TOTAL PREFERRED STOCKS (Cost: $27,497,559)		14,757,856

Security	Shares	Value

SHORT-TERM INVESTMENTS — 1.02%

MONEY MARKET FUNDS — 1.02%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	9,021,557	$9,021,557
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	640,775	640,775
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	768,629	768,629

		10,430,961

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,430,961)		10,430,961

TOTAL INVESTMENTS IN SECURITIES — 100.60%
(Cost: $1,038,868,483)		1,028,967,982
Other Assets, Less Liabilities — (0.60)%		(6,102,427)

NET ASSETS — 100.00%		$1,022,865,555

SP ADR	— Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

34	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

March 31, 2013

Security	Shares	Value

COMMON STOCKS — 97.99%

AUSTRALIA — 9.66%
AMP Ltd.	146,520	$795,850
ASX Ltd.	9,350	352,774
Australia and New Zealand Banking Group Ltd.	133,980	3,985,093
BGP Holdings PLC[a,c]	608,993	8
CFS Retail Property Trust Group	109,230	228,894
Commonwealth Bank of Australia	78,760	5,584,383
Dexus Property Group	224,510	243,425
Goodman Group	69,740	347,541
GPT Group	74,580	288,465
Insurance Australia Group Ltd.	100,650	599,165
Lend Lease Group	23,540	250,325
Macquarie Group Ltd.	16,720	647,578
Mirvac Group	154,990	261,767
National Australia Bank Ltd.	113,960	3,664,068
QBE Insurance Group Ltd.	58,740	827,344
Stockland Corp. Ltd.	107,250	408,119
Suncorp Group Ltd.	63,470	782,137
Westfield Group	99,550	1,126,076
Westfield Retail Trust	131,010	412,485
Westpac Banking Corp.	151,580	4,860,993

		25,666,490
AUSTRIA — 0.14%
Erste Group Bank AGa	12,870	359,118

		359,118
BELGIUM — 0.37%
Ageas	12,012	406,978
Groupe Bruxelles Lambert SA	3,960	303,322
KBC Groep NV	7,590	261,884

		972,184
CANADA — 7.10%
Bank of Montreal	31,350	1,973,049
Bank of Nova Scotia	57,420	3,340,810
Brookfield Asset Management Inc. Class A	27,060	988,165
Canadian Imperial Bank of Commerce	19,690	1,544,268
Manulife Financial Corp.	88,550	1,303,911
National Bank of Canada	7,920	581,634
Power Corp. of Canada	16,170	434,510
Royal Bank of Canada	70,290	4,234,212
Sun Life Financial Inc.	28,490	777,344

Security	Shares	Value

Toronto-Dominion Bank (The)	44,440	$3,699,725

		18,877,628
CHILE — 0.15%
Banco de Chile SP ADR[b]	1,320	125,163
Banco Santander (Chile) SA SP ADR[b]	9,790	278,721

		403,884
CHINA — 2.90%
China Construction Bank Corp. Class H	3,960,720	3,234,845
China Life Insurance Co. Ltd. Class H	330,000	854,476
Industrial and Commercial Bank of China Ltd. Class H	3,960,000	2,775,135
Ping An Insurance (Group) Co. of China Ltd. Class H	110,000	853,059

		7,717,515
COLOMBIA — 0.12%
Bancolombia SA SP ADR	5,170	327,002

		327,002
DENMARK — 0.22%
Danske Bank A/Sa	32,890	589,193

		589,193
FINLAND — 0.33%
Sampo OYJ Class A	23,100	889,881

		889,881
FRANCE — 2.59%
AXA SA	90,090	1,551,329
BNP Paribas SA	50,930	2,618,583
Credit Agricole SAa	52,140	430,240
Societe Generale[a]	38,060	1,252,610
Unibail-Rodamco SE	4,400	1,026,612

		6,879,374
GERMANY — 2.66%
Allianz SE Registered	22,000	2,993,107
Commerzbank AGa,b	217,690	320,068
Deutsche Bank AG Registered	45,210	1,765,717
Deutsche Boerse AG	9,350	567,239
Muenchener Rueckversicherungs-Gesellschaft AG Registered	7,590	1,421,987

		7,068,118

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

March 31, 2013

Security	Shares	Value

GREECE — 0.02%
National Bank of Greece SA SP ADR[a,b]	45,813	$40,938

		40,938
HONG KONG — 2.42%
AIA Group Ltd.	396,000	1,734,459
BOC Hong Kong (Holdings) Ltd.	110,000	367,014
Cheung Kong (Holdings) Ltd.	110,000	1,623,930
Hang Seng Bank Ltd.	22,000	352,844
Hong Kong Exchanges and Clearing Ltd.	38,800	660,774
Sun Hung Kai Properties Ltd.	110,000	1,482,226
Swire Pacific Ltd. Class A	17,000	216,698

		6,437,945
IRELAND — 0.00%
Irish Bank Resolution Corp. Ltd.[a,c]	47,975	1

		1
ITALY — 1.38%
Assicurazioni Generali SpA	66,440	1,035,731
Banca Monte dei Paschi di Siena SpA[a,b]	362,560	86,129
Banco Popolare Scrl[a]	88,880	112,248
Intesa Sanpaolo SpA	686,180	1,006,243
Mediobanca SpA	24,860	126,733
UniCredit SpA[a]	266,860	1,141,107
Unione di Banche Italiane SpA	45,760	168,877

		3,677,068
JAPAN — 7.59%
Credit Saison Co. Ltd.	11,000	274,240
Dai-ichi Life Insurance Co. Ltd. (The)	440	592,002
Daiwa House Industry Co. Ltd.	30,000	580,727
Daiwa Securities Group Inc.	110,000	767,496
Mitsubishi Estate Co. Ltd.	68,000	1,877,558
Mitsubishi UFJ Financial Group Inc.	693,000	4,112,891
Mitsui Fudosan Co. Ltd.	42,000	1,178,877
Mizuho Financial Group Inc.	1,188,000	2,514,486
MS&AD Insurance Group Holdings Inc.	22,000	483,429
NKSJ Holdings Inc.	22,000	459,562
Nomura Holdings Inc.	187,000	1,147,618
ORIX Corp.[a]	55,000	696,713
Shinsei Bank Ltd.	110,000	248,032

Security	Shares	Value

Sumitomo Mitsui Financial Group Inc.	66,000	$2,649,968
Sumitomo Mitsui Trust Holdings Inc.	220,270	1,037,860
Sumitomo Realty & Development Co. Ltd.	16,000	611,785
Tokio Marine Holdings Inc.	33,000	930,121

		20,163,365
NETHERLANDS — 0.69%
AEGON NV	85,360	514,184
ING Groep NV CVA[a]	184,690	1,313,156

		1,827,340
NORWAY — 0.25%
DNB ASA	45,430	667,137

		667,137
PERU — 0.21%
Credicorp Ltd.	3,300	547,965

		547,965
PORTUGAL — 0.05%
Banco Espirito Santo SA Registered[a]	121,880	125,048

		125,048
SINGAPORE — 1.35%
DBS Group Holdings Ltd.[b]	64,000	825,407
Oversea-Chinese Banking Corp. Ltd.	110,000	944,301
United Overseas Bank Ltd.	110,000	1,807,029

		3,576,737
SOUTH KOREA — 0.37%
KB Financial Group Inc. SP ADR	13,102	432,890
Shinhan Financial Group Co. Ltd. SP ADR[b]	15,088	541,659

		974,549
SPAIN — 2.39%
Banco Bilbao Vizcaya Argentaria SA	269,830	2,343,302
Banco de Sabadell SAa	149,752	275,368
Banco Popular Espanol SA	351,120	260,605
Banco Santander SA	515,211	3,468,013

		6,347,288
SWEDEN — 1.92%
Investor AB Class B	20,680	598,581
Nordea Bank AB	129,910	1,474,525
Skandinaviska Enskilda Banken AB Class A	86,680	872,533
Svenska Handelsbanken AB Class A	25,300	1,083,674
Swedbank AB Class A	46,750	1,065,572

		5,094,885

36	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

March 31, 2013

Security	Shares	Value

SWITZERLAND — 3.23%
Baloise Holding AG Registered	2,420	$227,191
Credit Suisse Group AG Registered	55,990	1,472,845
GAM Holding AGa	9,020	152,881
Julius Baer Group Ltd.[a]	11,110	433,043
Swiss Life Holding AG Registered[a]	1,430	212,473
Swiss Re AGa	16,720	1,363,096
UBS AG Registered[a]	175,890	2,702,571
Zurich Insurance Group AGa	7,260	2,025,547

		8,589,647
UNITED KINGDOM — 9.07%
3i Group PLC	46,970	225,376
Aberdeen Asset Management PLC	57,640	375,651
Aviva PLC	141,790	637,722
Barclays PLC	548,680	2,425,697
British Land Co. PLC	39,820	328,626
Hammerson PLC	31,240	233,340
HSBC Holdings PLC	896,280	9,560,723
Land Securities Group PLC	36,520	459,712
Legal & General Group PLC	288,970	757,785
Lloyds Banking Group PLC[a]	2,045,340	1,512,189
London Stock Exchange Group PLC	8,140	161,424
Man Group PLC	91,300	123,593
Old Mutual PLC	225,500	694,066
Provident Financial PLC	6,490	154,128
Prudential PLC	125,180	2,024,348
Resolution Ltd.	70,730	292,665
Royal Bank of Scotland Group PLC[a]	96,800	404,947
RSA Insurance Group PLC	169,510	299,605
Schroders PLC	4,950	158,444
SEGRO PLC	32,340	124,878
Standard Chartered PLC	96,580	2,498,216
Standard Life PLC	117,370	651,040

		24,104,175
UNITED STATES — 40.81%
ACE Ltd.	16,060	1,428,858
Aflac Inc.	22,770	1,184,495
Allstate Corp. (The)	23,540	1,155,108
American Express Co.	48,290	3,257,643
American International Group Inc.[a]	71,500	2,775,630
American Tower Corp.	19,030	1,463,788
Ameriprise Financial Inc.	10,230	753,439
Aon PLC	15,070	926,805
Apartment Investment and Management Co. Class A	6,930	212,474

Security	Shares	Value

Assurant Inc.	4,180	$188,142
AvalonBay Communities Inc.	5,500	696,685
Bank of America Corp.	525,470	6,400,225
Bank of New York Mellon Corp. (The)	57,530	1,610,265
BB&T Corp.	34,540	1,084,211
Berkshire Hathaway Inc. Class Ba	88,880	9,261,296
BlackRock Inc.[d]	6,160	1,582,381
Boston Properties Inc.	7,260	733,696
Capital One Financial Corp.	28,160	1,547,392
CBRE Group Inc. Class Aa,b	15,180	383,295
Charles Schwab Corp. (The)	53,570	947,653
Chubb Corp. (The)	12,760	1,116,883
Cincinnati Financial Corp.	6,930	327,027
Citigroup Inc.	147,730	6,535,575
CME Group Inc.	14,960	918,394
Comerica Inc.	9,790	351,950
Discover Financial Services	24,860	1,114,722
E*TRADE Financial Corp.[a]	11,880	127,235
Equity Residential[b]	15,070	829,754
Fifth Third Bancorp	45,870	748,140
First Horizon National Corp.	12,980	138,626
Franklin Resources Inc.	6,820	1,028,524
Genworth Financial Inc. Class Aa	23,210	232,100
Goldman Sachs Group Inc. (The)	21,686	3,191,095
Hartford Financial Services Group Inc. (The)	20,900	539,220
HCP Inc.	20,790	1,036,589
Health Care REIT Inc.	11,880	806,771
Host Hotels & Resorts Inc.	34,210	598,333
Hudson City Bancorp Inc.	24,970	215,741
Huntington Bancshares Inc.	43,230	319,470
IntercontinentalExchange Inc.[a]	3,630	591,944
Invesco Ltd.[b]	21,670	627,563
J.P. Morgan Chase & Co.	184,910	8,775,829
KeyCorp	47,630	474,395
Kimco Realty Corp.[b]	19,250	431,200
Legg Mason Inc.	6,270	201,580
Leucadia National Corp.	14,190	389,232
Lincoln National Corp.	13,420	437,626
Loews Corp.	15,840	698,069
M&T Bank Corp.	6,050	624,118
Marsh & McLennan Companies Inc.	26,290	998,231
McGraw-Hill Companies Inc. (The)	13,530	704,642
MetLife Inc.	51,590	1,961,452
Moody’s Corp.	9,570	510,272

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

March 31, 2013

Security	Shares	Value

Morgan Stanley	66,770	$1,467,605
NASDAQ OMX Group Inc. (The)	6,160	198,968
Northern Trust Corp.	11,000	600,160
NYSE Euronext Inc.	12,210	471,794
People’s United Financial Inc.	19,140	257,242
Plum Creek Timber Co. Inc.[b]	7,920	413,424
PNC Financial Services Group Inc. (The)[d]	26,180	1,740,970
Principal Financial Group Inc.	14,080	479,142
Progressive Corp. (The)	27,500	694,925
Prologis Inc.[b]	22,110	883,958
Prudential Financial Inc.	22,770	1,343,202
Public Storage	6,930	1,055,578
Regions Financial Corp.	68,860	563,963
Simon Property Group Inc.	14,520	2,302,291
SLM Corp.	22,770	466,330
State Street Corp.	23,430	1,384,479
SunTrust Banks Inc.	26,400	760,584
T. Rowe Price Group Inc.	12,540	938,870
Torchmark Corp.	5,060	302,588
Travelers Companies Inc. (The)	17,820	1,500,266
U.S. Bancorp	89,650	3,041,824
Unum Group	14,520	410,190
Ventas Inc.	13,860	1,014,552
Vornado Realty Trust	8,580	717,631
Wells Fargo & Co.	235,730	8,719,653
Weyerhaeuser Co.	25,410	797,366
XL Group PLC	15,400	466,620
Zions Bancorp	9,460	236,405

		108,426,363

TOTAL COMMON STOCKS (Cost: $301,050,203)		260,350,838

PREFERRED STOCKS — 1.52%

BRAZIL — 1.52%
Banco Bradesco SA SP ADR	112,288	1,911,142
Itau Unibanco Holding SA SP ADR	120,120	2,138,136

		4,049,278

TOTAL PREFERRED STOCKS (Cost: $3,784,237)		4,049,278

Security	Shares	Value
SHORT-TERM INVESTMENTS — 1.42%

MONEY MARKET FUNDS — 1.42%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[d,e,f]	3,158,088	$3,158,088
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[d,e,f]	224,310	224,310
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[d,e]	382,204	382,204

		3,764,602

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,764,602)		3,764,602

TOTAL INVESTMENTS IN SECURITIES — 100.93%
(Cost: $308,599,042)		268,164,718
Other Assets, Less Liabilities — (0.93)%		(2,466,196)

NET ASSETS — 100.00%		$265,698,522

SP ADR	— Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

38	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

March 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.45%

AUSTRALIA — 1.39%
Cochlear Ltd.	14,271	$1,012,463
CSL Ltd.	126,429	7,807,017
Sonic Healthcare Ltd.	100,299	1,456,614

		10,276,094
BELGIUM — 0.24%
UCB SA	27,738	1,773,793

		1,773,793
CANADA — 1.12%
Catamaran Corp.[a]	52,059	2,758,341
Valeant Pharmaceuticals International Inc.[a]	72,963	5,476,803

		8,235,144
DENMARK — 2.44%
Novo Nordisk A/S Class B	110,952	18,060,398

		18,060,398
FRANCE — 5.02%
Essilor International SA	54,069	6,023,049
Sanofi	305,118	31,058,129

		37,081,178
GERMANY — 4.48%
Bayer AG Registered	210,045	21,704,258
Fresenius Medical Care AG & Co. KGaA	52,662	3,560,363
Fresenius SE & Co. KGaA	33,165	4,100,717
Merck KGaA	16,683	2,521,443
QIAGEN NVa	59,898	1,250,638

		33,137,419
IRELAND — 0.19%
Elan Corp. PLC[a]	123,213	1,419,055

		1,419,055
JAPAN — 4.69%
Astellas Pharma Inc.	116,035	6,244,811
Chugai Pharmaceutical Co. Ltd.	60,300	1,368,006
Daiichi Sankyo Co. Ltd.	180,993	3,493,962
Eisai Co. Ltd.	67,200	3,001,914
Ono Pharmaceutical Co. Ltd.	26,000	1,584,556
Otsuka Holdings Co. Ltd.	129,800	4,555,839
Shionogi & Co. Ltd.	80,400	1,661,532
Taisho Pharmaceutical Holdings Co. Ltd.	12,300	892,214
Takeda Pharmaceutical Co. Ltd.	185,000	9,897,362
Terumo Corp.	44,900	1,934,110

		34,634,306

Security	Shares	Value

SWITZERLAND — 12.64%
Actelion Ltd. Registered[a]	28,944	$1,575,652
Lonza Group AG Registered[a]	13,467	876,041
Nobel Biocare Holding AG Registered[a]	31,356	314,570
Novartis AG Registered	687,420	48,964,020
Roche Holding AG Genusschein	178,488	41,655,682

		93,385,965
UNITED KINGDOM — 7.02%
AstraZeneca PLC	316,575	15,860,813
GlaxoSmithKline PLC	1,246,401	29,117,627
Shire PLC	141,906	4,318,165
Smith & Nephew PLC	225,321	2,600,255

		51,896,860
UNITED STATES — 60.22%
Abbott Laboratories	399,186	14,099,249
AbbVie Inc.	401,196	16,360,773
Actavis Inc.[a,b]	32,361	2,980,772
Aetna Inc.	83,616	4,274,450
Agilent Technologies Inc.	88,038	3,694,955
Alexion Pharmaceuticals Inc.[a]	49,446	4,555,954
Allergan Inc.	77,988	8,705,800
AmerisourceBergen Corp.	58,893	3,030,045
Amgen Inc.	190,146	19,491,866
Baxter International Inc.	138,690	10,074,442
Becton, Dickinson and Co.	49,647	4,746,750
Biogen Idec Inc.[a]	59,898	11,554,923
Boston Scientific Corp.[a]	347,730	2,715,771
Bristol-Myers Squibb Co.	416,070	17,137,923
C.R. Bard Inc.	19,296	1,944,651
Cardinal Health Inc.	86,229	3,588,851
CareFusion Corp.[a]	55,878	1,955,171
Celgene Corp.[a]	106,329	12,324,594
Cerner Corp.[a,b]	37,185	3,523,279
Cigna Corp.	72,561	4,525,630
Coventry Health Care Inc.	33,969	1,597,562
Covidien PLC	119,796	8,126,961
DaVita HealthCare Partners Inc.[a]	21,306	2,526,679
DENTSPLY International Inc.	35,778	1,517,703
Edwards Lifesciences Corp.[a,b]	29,145	2,394,553
Eli Lilly and Co.	253,863	14,416,880
Express Scripts Holding Co.[a]	208,035	11,993,218
Forest Laboratories Inc.[a]	59,295	2,255,582
Gilead Sciences Inc.[a]	386,523	18,912,570
Hospira Inc.[a,b]	42,210	1,385,754
Humana Inc.	40,401	2,792,113

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

March 31, 2013

Security	Shares	Value

Intuitive Surgical Inc.[a]	10,251	$5,035,189
Johnson & Johnson	709,932	57,880,756
Laboratory Corp. of America Holdings[a,b]	23,718	2,139,364
Life Technologies Corp.[a]	43,818	2,831,957
McKesson Corp.	59,295	6,401,488
Medtronic Inc.	256,677	12,053,552
Merck & Co. Inc.	767,418	33,942,898
Mylan Inc.[a,b]	101,103	2,925,921
Patterson Companies Inc.	21,507	818,126
PerkinElmer Inc.	28,944	973,676
Perrigo Co.	22,512	2,672,850
Pfizer Inc.	1,825,482	52,683,410
Quest Diagnostics Inc.	39,999	2,257,944
St. Jude Medical Inc.	71,757	2,901,853
Stryker Corp.	73,365	4,786,333
Tenet Healthcare Corp.[a]	26,532	1,262,393
Thermo Fisher Scientific Inc.	90,852	6,949,269
UnitedHealth Group Inc.	260,295	14,891,477
Varian Medical Systems Inc.[a,b]	27,738	1,997,136
Waters Corp.[a,b]	21,909	2,057,474
WellPoint Inc.	77,385	5,125,209
Zimmer Holdings Inc.	43,416	3,265,751

		445,059,450

TOTAL COMMON STOCKS
(Cost: $631,064,343)		734,959,662

SHORT-TERM INVESTMENTS — 1.30%

MONEY MARKET FUNDS — 1.30%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	8,695,319	8,695,319
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	617,604	617,604
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	317,496	317,496

		9,630,419

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,630,419)		9,630,419

Value

TOTAL INVESTMENTS IN SECURITIES — 100.75%
(Cost: $640,694,762)	$744,590,081
Other Assets, Less Liabilities — (0.75)%	(5,522,749)

NET ASSETS — 100.00%	$739,067,332

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

40	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

March 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.60%

AUSTRALIA — 2.03%
Asciano Ltd.	84,138	$490,344
Aurizon Holdings Ltd.	150,220	631,146
Brambles Ltd.	123,580	1,091,260
Leighton Holdings Ltd.	15,466	331,188
Qantas Airways Ltd.[a]	189,514	352,676
Sydney Airport	113,220	387,163
Toll Holdings Ltd.	61,938	382,920
Transurban Group	115,514	768,338

		4,435,035
BRAZIL — 0.31%
Embraer SA SP ADR	19,314	688,930

		688,930
CANADA — 2.61%
Bombardier Inc. Class B	119,732	474,945
Canadian National Railway Co.	32,412	3,257,311
Canadian Pacific Railway Ltd.	11,248	1,467,405
SNC-Lavalin Group Inc.	12,136	507,921

		5,707,582
CHILE — 0.27%
LATAM Airlines Group SA SP ADR[b]	27,454	596,850

		596,850
DENMARK — 0.41%
A.P. Moeller-Maersk A/S Class B	95	742,916
Vestas Wind Systems A/Sa,b	19,314	154,698

		897,614
FINLAND — 1.01%
Kone OYJ Class B	14,874	1,171,766
Metso OYJ	10,878	463,612
Wartsila OYJ Abp	12,950	582,850

		2,218,228
FRANCE — 5.52%
ALSTOM	16,872	687,874
Bouygues SA	14,134	384,043
Compagnie de Saint-Gobain	34,410	1,277,855
Edenred SA	11,396	373,596
European Aeronautic Defence and Space Co. NV	36,630	1,867,351
Legrand SA	18,352	801,708
Safran SA	18,278	816,665
Schneider Electric SA	42,550	3,114,390

Security	Shares	Value

Thales SA	6,734	$285,312
Vallourec SA	9,842	473,929
Vinci SA	44,400	2,003,757

		12,086,480
GERMANY — 4.36%
Deutsche Lufthansa AG Registered	16,576	324,281
Deutsche Post AG Registered	65,268	1,506,495
GEA Group AG	13,468	444,635
Hochtief AGa	2,516	163,930
MAN SE	2,886	310,815
Siemens AG Registered	62,974	6,795,075

		9,545,231
HONG KONG — 0.81%
Hutchison Whampoa Ltd.	170,000	1,771,689

		1,771,689
IRELAND — 0.18%
Ryanair Holdings PLC SP ADR	9,250	386,465

		386,465
ITALY — 0.57%
Atlantia SpA	24,938	394,522
Fiat Industrial SpA	62,900	708,352
Finmeccanica SpA[a]	32,338	155,719

		1,258,593
JAPAN — 15.29%
All Nippon Airways Co. Ltd.[b]	296,000	604,467
Asahi Glass Co. Ltd.	74,000	507,658
Central Japan Railway Co.	14,800	1,561,540
Dai Nippon Printing Co. Ltd.	37,000	348,670
Daikin Industries Ltd.	22,200	871,283
East Japan Railway Co.	29,600	2,430,462
FANUC Corp.	14,800	2,280,919
ITOCHU Corp.	125,800	1,513,293
JGC Corp.	16,000	404,850
Kajima Corp.	74,000	201,489
Kawasaki Heavy Industries Ltd.	148,000	464,369
Kintetsu Corp.[b]	148,000	686,322
Komatsu Ltd.	74,000	1,770,113
Kubota Corp.	74,000	1,053,095
LIXIL Group Corp.	22,200	438,711
Marubeni Corp.	148,000	1,106,616
Mitsubishi Corp.	133,200	2,469,343
Mitsubishi Electric Corp.	148,000	1,191,619
Mitsubishi Heavy Industries Ltd.	296,000	1,684,322

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

March 31, 2013

Security	Shares	Value

Mitsui & Co. Ltd.	140,600	$1,963,495
Mitsui O.S.K. Lines Ltd.[a]	74,000	243,204
NGK Insulators Ltd.	16,000	172,389
Nidec Corp.	7,400	443,118
Nippon Express Co. Ltd.	74,000	361,264
Nippon Yusen K.K.	148,000	382,514
NSK Ltd.	29,000	220,538
Obayashi Corp.	74,000	354,180
Odakyu Electric Railway Co. Ltd.	74,000	921,655
Secom Co. Ltd.	14,800	763,455
Shimizu Corp.	74,000	240,842
SMC Corp.	4,900	947,479
Sumitomo Corp.	96,200	1,205,314
Sumitomo Electric Industries Ltd.	66,600	822,406
Taisei Corp.	74,000	203,850
Tokyu Corp.	74,000	558,030
Toppan Printing Co. Ltd.	74,000	532,057
TOTO Ltd.	20,000	177,622
West Japan Railway Co.	14,800	710,721
Yamato Holdings Co. Ltd.	37,000	684,748

		33,498,022
MEXICO — 0.28%
Alfa SAB de CV Series A	251,600	614,974

		614,974
NETHERLANDS — 1.29%
Koninklijke Philips Electronics NV	72,890	2,160,710
PostNL NVa	39,590	79,307
Randstad Holding NV	8,510	349,030
TNT Express NV	31,080	228,204

		2,817,251
SINGAPORE — 1.49%
Jardine Matheson Holdings Ltd.[b]	29,600	1,926,960
Keppel Corp. Ltd.	148,000	1,336,128

		3,263,088
SPAIN — 0.69%
Abertis Infraestructuras SA	27,454	462,175
Actividades de Construcciones y Servicios SA	13,986	326,951
Ferrovial SA	31,746	504,671
International Consolidated Airlines Group SA London[a]	58,238	223,909

		1,517,706
SWEDEN — 4.08%
Alfa Laval AB	25,382	585,949

Security	Shares	Value

Assa Abloy AB Class B	25,012	$1,023,638
Atlas Copco AB Class A	56,092	1,595,974
Atlas Copco AB Class B	22,940	580,733
Sandvik AB	88,060	1,357,061
Scania AB Class B	25,086	525,872
Securitas AB Class B	24,420	230,416
Skanska AB Class B	32,264	584,543
SKF AB Class B	30,192	737,851
Volvo AB Class B	118,030	1,719,985

		8,942,022
SWITZERLAND — 2.90%
ABB Ltd. Registered[a]	164,724	3,724,316
Adecco SA Registered[a]	9,768	536,391
Geberit AG Registered[a]	2,886	712,243
Kuehne & Nagel International AG Registered	4,292	469,108
SGS SA Registered	370	909,615

		6,351,673
UNITED KINGDOM — 5.75%
Aggreko PLC	21,460	580,682
Babcock International Group PLC	23,458	387,544
BAE Systems PLC	238,724	1,429,300
Bunzl PLC	23,532	462,732
Capita PLC	47,730	651,556
Cobham PLC	79,106	291,888
Experian PLC	75,850	1,312,989
FirstGroup PLC	39,812	121,570
G4S PLC	106,338	470,521
Hays PLC	115,070	168,525
IMI PLC	26,196	515,116
Intertek Group PLC	11,248	579,508
Invensys PLC	65,046	346,482
Rentokil Initial PLC	135,642	206,378
Rolls-Royce Holdings PLC[a]	141,710	2,431,530
Serco Group PLC	35,372	336,766
Smiths Group PLC	29,748	567,798
Vesuvius PLC	22,644	121,237
Weir Group PLC (The)	16,946	582,308
Wolseley PLC	20,794	1,033,439

		12,597,869
UNITED STATES — 49.75%
3M Co.	48,470	5,152,846
ADT Corp. (The)	17,612	861,931
Avery Dennison Corp.	8,140	350,590

42	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

March 31, 2013

Security	Shares	Value

Boeing Co. (The)	52,170	$4,478,794
C.H. Robinson Worldwide Inc.	12,654	752,407
Caterpillar Inc.	50,468	4,389,202
Cintas Corp.	7,844	346,156
CSX Corp.	79,994	1,970,252
Cummins Inc.	13,912	1,611,149
Danaher Corp.	44,400	2,759,460
Deere & Co.	30,118	2,589,546
Dover Corp.	14,208	1,035,479
Dun & Bradstreet Corp. (The)[b]	3,552	297,125
Eaton Corp. PLC	35,668	2,184,665
Emerson Electric Co.	55,426	3,096,651
Equifax Inc.	8,732	502,876
Expeditors International of Washington Inc.	16,946	605,142
Fastenal Co.	20,720	1,063,972
FedEx Corp.	22,348	2,194,574
Flowserve Corp.	3,996	670,169
Fluor Corp.	13,394	888,424
General Dynamics Corp.	25,160	1,774,032
General Electric Co.	799,570	18,486,058
Honeywell International Inc.	59,570	4,488,599
Illinois Tool Works Inc.	32,634	1,988,716
Ingersoll-Rand PLC	22,126	1,217,151
Iron Mountain Inc.	12,654	459,467
Jacobs Engineering Group Inc.[a,b]	10,582	595,132
Joy Global Inc.	8,954	532,942
L-3 Communications Holdings Inc.	7,178	580,844
Lockheed Martin Corp.	19,758	1,907,042
Masco Corp.	28,416	575,424
Norfolk Southern Corp.	24,568	1,893,701
Northrop Grumman Corp.	18,130	1,271,820
PACCAR Inc.	27,454	1,388,074
Pall Corp.	8,954	612,185
Parker Hannifin Corp.	11,840	1,084,307
Pentair Ltd. Registered	16,354	862,674
Pitney Bowes Inc.[b]	18,426	273,810
Precision Castparts Corp.	11,100	2,104,782
Quanta Services Inc.[a,b]	16,502	471,627
Raytheon Co.	24,346	1,431,301
Republic Services Inc.	22,422	739,926
Robert Half International Inc.	11,544	433,246
Rockwell Automation Inc.	11,026	952,095
Rockwell Collins Inc.	10,952	691,290
Roper Industries Inc.	7,326	932,673

Security	Shares	Value

Ryder System Inc.	4,440	$265,290
Snap-on Inc.	4,440	367,188
Southwest Airlines Co.	54,094	729,187
Stanley Black & Decker Inc.	13,024	1,054,553
Stericycle Inc.[a,b]	6,586	699,301
Textron Inc.	21,744	648,189
Tyco International Ltd.	35,372	1,131,904
Union Pacific Corp.	35,742	5,090,018
United Parcel Service Inc. Class B	54,686	4,697,527
United Technologies Corp.	64,380	6,015,023
W.W. Grainger Inc.	4,514	1,015,560
Waste Management Inc.	33,152	1,299,890
Xylem Inc.	14,726	405,849

		108,969,807

TOTAL COMMON STOCKS
(Cost: $212,488,790)		218,165,109

SHORT-TERM INVESTMENTS — 1.05%

MONEY MARKET FUNDS — 1.05%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	1,906,750	1,906,750
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	135,431	135,431
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	243,818	243,818

		2,285,999

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,285,999)		2,285,999

TOTAL INVESTMENTS IN SECURITIES — 100.65%
(Cost: $214,774,789)		220,451,108
Other Assets, Less Liabilities — (0.65)%		(1,417,297)

NET ASSETS — 100.00%		$219,033,811

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	43

Schedule of Investments

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

March 31, 2013

Security	Shares	Value

COMMON STOCKS — 96.97%

AUSTRALIA — 10.78%
Amcor Ltd.	330,240	$3,195,026
BHP Billiton Ltd.	870,720	29,738,505
Fortescue Metals Group Ltd.	459,680	1,888,202
Iluka Resources Ltd.	114,880	1,119,832
Incitec Pivot Ltd.	440,960	1,420,543
Newcrest Mining Ltd.	207,200	4,331,126
Orica Ltd.	99,040	2,524,563
Rio Tinto Ltd.	118,400	7,060,646

		51,278,443
AUSTRIA — 0.19%
Voestalpine AG	30,080	925,279

		925,279
BELGIUM — 0.76%
Solvay SA	16,160	2,192,348
Umicore SA	30,560	1,438,026

		3,630,374
BRAZIL — 0.19%
Companhia Siderurgica Nacional SA SP ADR	206,400	924,672

		924,672
CANADA — 10.05%
Agnico-Eagle Mines Ltd.	46,880	1,922,821
Agrium Inc.	40,480	3,946,994
Barrick Gold Corp.	271,840	7,984,355
Eldorado Gold Corp.	194,080	1,854,931
First Quantum Minerals Ltd.	129,600	2,464,562
Goldcorp Inc.	220,000	7,401,545
IAMGOLD Corp.	102,240	737,654
Kinross Gold Corp.	308,640	2,442,507
Potash Corp. of Saskatchewan Inc.	234,560	9,212,012
Silver Wheaton Corp.	96,480	3,019,897
Teck Resources Ltd. Class B	130,720	3,679,898
Yamana Gold Inc.	203,840	3,140,013

		47,807,189
CHILE — 0.54%
Empresas CMPC SA	329,440	1,199,811
Sociedad Quimica y Minera de Chile SA Series B SP ADR	24,480	1,357,416

		2,557,227

Security	Shares	Value

DENMARK — 0.48%
Novozymes A/S Class B	66,560	$2,260,896

		2,260,896
FINLAND — 0.55%
Stora Enso OYJ Class R	154,560	999,298
UPM-Kymmene OYJ	142,880	1,597,125

		2,596,423
FRANCE — 3.58%
ArcelorMittal	262,720	3,390,454
L’Air Liquide SA	84,480	10,281,801
Lafarge SA	50,400	3,354,365

		17,026,620
GERMANY — 8.47%
BASF SE	249,120	21,855,213
HeidelbergCement AG	38,240	2,752,768
K+S AG Registered	46,400	2,161,940
Lanxess AG	22,720	1,613,947
Linde AG	50,240	9,357,632
Salzgitter AG	10,560	424,634
ThyssenKrupp AGa	104,480	2,128,491

		40,294,625
IRELAND — 0.91%
CRH PLC	196,000	4,333,989

		4,333,989
JAPAN — 7.85%
Asahi Kasei Corp.	360,000	2,404,595
JFE Holdings Inc.	144,000	2,706,318
JSR Corp.	53,800	1,094,082
Kobe Steel Ltd.[a]	960,000	1,112,955
Kuraray Co. Ltd.	96,000	1,432,546
Mitsubishi Chemical Holdings Corp.	400,000	1,850,670
Mitsubishi Materials Corp.	355,000	1,011,912
Mitsui Chemicals Inc.	268,000	584,344
Nippon Steel & Sumitomo Metal Corp.	2,560,290	6,399,363
Nitto Denko Corp.	44,200	2,618,528
Oji Holdings Corp.	279,000	1,029,706
Shin-Etsu Chemical Co. Ltd.	108,400	7,205,914
Sumitomo Chemical Co. Ltd.	443,000	1,380,547
Sumitomo Metal Mining Co. Ltd.	160,000	2,285,471
Teijin Ltd.	261,000	605,169
Toray Industries Inc.	437,000	2,956,095
Toyo Seikan Kaisha Ltd.	48,000	675,941

		37,354,156

44	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

March 31, 2013

Security	Shares	Value

MEXICO — 0.75%
Cemex SAB de CV CPO[a,b]	2,944,067	$3,586,092

		3,586,092
NETHERLANDS — 1.47%
Akzo Nobel NV	64,480	4,100,193
Koninklijke DSM NV	49,280	2,873,563

		6,973,756
NORWAY — 0.69%
Norsk Hydro ASA	245,600	1,062,828
Yara International ASA	49,440	2,242,919

		3,305,747
PERU — 0.69%
Compania de Minas Buenaventura SA SP ADR	49,760	1,291,770
Southern Copper Corp.	52,640	1,977,685

		3,269,455
SOUTH KOREA — 1.39%
POSCO[b]	22,560	6,610,246

		6,610,246
SPAIN — 0.07%
Acerinox SAb	30,400	312,293

		312,293
SWEDEN — 0.42%
Boliden AB	73,920	1,192,588
Holmen AB Class B	13,920	414,902
SSAB AB Class A	50,720	387,382

		1,994,872
SWITZERLAND — 4.04%
Clariant AG Registered[a]	68,320	952,346
Givaudan SA Registered[a]	2,240	2,758,160
Holcim Ltd. Registered[a]	61,920	4,946,669
Syngenta AG Registered	25,280	10,571,709

		19,228,884
TAIWAN — 2.35%
China Steel Corp.	3,251,000	2,832,156
Formosa Chemicals & Fibre Corp.	1,016,000	2,337,624
Formosa Plastics Corp.	1,280,000	3,077,736
Nan Ya Plastics Corp.	1,633,000	2,927,140

		11,174,656
UNITED KINGDOM — 13.38%
Anglo American PLC	377,120	9,689,037
Antofagasta PLC	104,640	1,563,484
BHP Billiton PLC	572,320	16,642,110

Security	Shares	Value

Glencore International PLC	1,191,360	$6,441,925
Johnson Matthey PLC	55,200	1,927,825
Lonmin PLC[a]	116,800	515,926
Randgold Resources Ltd.	24,960	2,152,750
Rexam PLC	215,200	1,723,715
Rio Tinto PLC	332,960	15,597,246
Xstrata PLC	456,480	7,402,761

		63,656,779
UNITED STATES — 27.37%
Air Products and Chemicals Inc.	56,960	4,962,355
Airgas Inc.	18,880	1,872,141
Alcoa Inc.	291,520	2,483,750
Allegheny Technologies Inc.	29,440	933,542
Ball Corp.	41,280	1,964,102
Bemis Co. Inc.	28,320	1,142,995
CF Industries Holdings Inc.	17,120	3,259,134
Cliffs Natural Resources Inc.[b]	41,440	787,774
Dow Chemical Co. (The)	326,720	10,402,765
E.I. du Pont de Nemours and Co.	253,120	12,443,379
Eastman Chemical Co.	41,920	2,928,950
Ecolab Inc.	71,680	5,747,303
FMC Corp.	37,440	2,135,203
Freeport-McMoRan Copper & Gold Inc.	257,920	8,537,152
International Flavors & Fragrances Inc.	22,240	1,705,141
International Paper Co.	119,520	5,567,242
LyondellBasell Industries NV Class A	103,200	6,531,528
MeadWestvaco Corp.	47,040	1,707,552
Monsanto Co.	145,280	15,345,927
Mosaic Co. (The)	75,040	4,473,135
Newmont Mining Corp.	134,720	5,643,421
Nucor Corp.	86,080	3,972,592
Owens-Illinois Inc.[a,b]	44,320	1,181,128
PPG Industries Inc.	38,720	5,186,157
Praxair Inc.	80,640	8,994,586
Sealed Air Corp.	52,320	1,261,435
Sherwin-Williams Co. (The)	23,200	3,918,248
Sigma-Aldrich Corp.	32,800	2,547,904
United States Steel Corp.[b]	39,520	770,640
Vulcan Materials Co.	35,040	1,811,568

		130,218,749

TOTAL COMMON STOCKS
(Cost: $528,967,772)		461,321,422

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

March 31, 2013

Security	Shares	Value

PREFERRED STOCKS — 2.38%

BRAZIL — 2.38%
Gerdau SA SP ADR	242,720	$1,871,371
Vale SA Class A SP ADR	572,640	9,465,739

		11,337,110

TOTAL PREFERRED STOCKS
(Cost: $19,406,075)		11,337,110

SHORT-TERM INVESTMENTS — 0.49%

MONEY MARKET FUNDS — 0.49%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	1,948,074	1,948,074
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	138,366	138,366
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	219,126	219,126

		2,305,566

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,305,566)		2,305,566

TOTAL INVESTMENTS IN SECURITIES — 99.84%
(Cost: $550,679,413)		474,964,098
Other Assets, Less Liabilities — 0.16%		757,622

NET ASSETS — 100.00%		$475,721,720

CPO  —  Certificates of Participation (Ordinary)

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

46	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

March 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.72%

AUSTRALIA — 0.17%
Computershare Ltd.	81,354	$865,119

		865,119
BRAZIL — 0.24%
Cielo SA SP ADR	42,465	1,267,156

		1,267,156
CANADA — 0.19%
Research In Motion Ltd.[a,b]	65,709	975,982

		975,982
FINLAND — 0.37%
Nokia OYJ[a]	592,722	1,921,051

		1,921,051
FRANCE — 0.89%
Alcatel-Lucent[b]	366,689	494,879
Cap Gemini SA	24,585	1,120,720
Dassault Systemes SA	10,281	1,190,541
Gemalto NV	12,069	1,054,625
STMicroelectronics NV	103,555	795,190

		4,655,955
GERMANY — 2.54%
Infineon Technologies AG	170,605	1,349,494
SAP AG	147,808	11,862,509

		13,212,003
JAPAN — 6.91%
Advantest Corp.	29,800	426,620
Canon Inc.	193,700	7,004,680
FUJIFILM Holdings Corp.	74,500	1,454,818
Fujitsu Ltd.	298,000	1,229,781
Hirose Electric Co. Ltd.	4,200	567,773
Hitachi Ltd.	745,000	4,302,648
Hoya Corp.	74,500	1,388,258
Keyence Corp.	6,160	1,875,780
Konica Minolta Holdings Inc.	74,500	545,161
Kyocera Corp.	29,800	2,792,363
Murata Manufacturing Co. Ltd.	29,800	2,221,846
NEC Corp.	398,000	1,037,120
Nintendo Co. Ltd.	16,700	1,795,756
NTT Data Corp.	149	496,825
Ricoh Co. Ltd.	149,000	1,591,108
Rohm Co. Ltd.	14,900	546,745
TDK Corp.	19,900	692,119
Tokyo Electron Ltd.	29,800	1,320,113

Security	Shares	Value

Toshiba Corp.	745,000	$3,740,055
Yahoo! Japan Corp.	2,086	960,687

		35,990,256
NETHERLANDS — 0.86%
ASML Holding NV	66,454	4,477,451

		4,477,451
SOUTH KOREA — 5.03%
Samsung Electronics Co. Ltd.	19,072	26,175,574

		26,175,574
SPAIN — 0.35%
Amadeus IT Holding SA Class A	67,348	1,822,598

		1,822,598
SWEDEN — 1.16%
Telefonaktiebolaget LM Ericsson Class B	481,866	6,017,767

		6,017,767
TAIWAN — 3.43%
Hon Hai Precision Industry Co. Ltd.	1,591,831	4,434,396
MediaTek Inc.	209,000	2,390,368
Quanta Computer Inc.	447,000	994,081
Taiwan Semiconductor Manufacturing Co. Ltd.	2,980,600	10,017,567

		17,836,412
UNITED KINGDOM — 0.78%
ARM Holdings PLC	218,434	3,054,784
Sage Group PLC (The)	195,786	1,018,818

		4,073,602
UNITED STATES — 76.80%
Accenture PLC Class A	102,065	7,753,878
Adobe Systems Inc.[a,b]	78,970	3,435,985
Advanced Micro Devices Inc.[a,b]	94,466	240,888
Akamai Technologies Inc.[a,b]	28,161	993,802
Altera Corp.	50,809	1,802,195
Amphenol Corp. Class A	25,330	1,890,885
Analog Devices Inc.	48,425	2,251,278
Apple Inc.	148,851	65,885,918
Applied Materials Inc.	190,720	2,570,906
Autodesk Inc.[b]	35,760	1,474,742
Automatic Data Processing Inc.	77,033	5,008,686
BMC Software Inc.[b]	21,158	980,250
Broadcom Corp. Class A	82,844	2,872,201
CA Inc.	53,342	1,342,618
Cisco Systems Inc.	845,128	17,671,626
Citrix Systems Inc.[b]	29,651	2,139,616

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

March 31, 2013

Security	Shares	Value

Cognizant Technology Solutions Corp. Class Ab	47,829	$3,664,180
Computer Sciences Corp.	24,734	1,217,655
Corning Inc.	234,079	3,120,273
Dell Inc.	231,248	3,313,784
eBay Inc.[b]	184,909	10,025,766
Electronic Arts Inc.[b]	48,127	851,848
EMC Corp.[b]	333,313	7,962,848
F5 Networks Inc.[b]	12,516	1,114,925
Fidelity National Information Services Inc.	46,339	1,835,951
First Solar Inc.[a,b]	9,536	257,091
Fiserv Inc.[a,b]	21,158	1,858,307
FLIR Systems Inc.	23,393	608,452
Google Inc. Class Ab	42,316	33,600,173
Harris Corp.	17,880	828,559
Hewlett-Packard Co.	310,218	7,395,597
Intel Corp.	784,783	17,147,509
International Business Machines Corp.	166,284	35,468,377
Intuit Inc.	44,104	2,895,428
Jabil Circuit Inc.	29,353	542,443
JDS Uniphase Corp.[a,b]	36,952	494,048
Juniper Networks Inc.[b]	81,801	1,516,591
KLA-Tencor Corp.	26,373	1,390,912
Lam Research Corp.[b]	26,075	1,081,070
Linear Technology Corp.	36,803	1,412,131
LSI Corp.[a,b]	87,612	594,009
MasterCard Inc. Class A	16,837	9,111,006
Microchip Technology Inc.	31,141	1,144,743
Micron Technology Inc.[b]	161,814	1,614,904
Microsoft Corp.	1,195,576	34,205,429
Molex Inc.	21,903	641,320
Motorola Solutions Inc.	43,955	2,814,439
NetApp Inc.[b]	57,067	1,949,409
NVIDIA Corp.	98,787	1,266,449
Oracle Corp.	585,868	18,946,971
Paychex Inc.	51,256	1,797,548
QUALCOMM Inc.	272,372	18,235,305
Red Hat Inc.[b]	30,694	1,551,889
SAIC Inc.	44,402	601,647
Salesforce.com Inc.[b]	21,307	3,810,331
SanDisk Corp.[b]	38,442	2,114,310
Seagate Technology PLC	51,107	1,868,472
Symantec Corp.[b]	109,813	2,710,185

Security	Shares	Value

TE Connectivity Ltd.	67,050	$2,811,407
Teradata Corp.[a,b]	26,522	1,551,802
Teradyne Inc.[a,b]	30,247	490,606
Texas Instruments Inc.	175,671	6,232,807
Total System Services Inc.	25,926	642,446
VeriSign Inc.[b]	24,436	1,155,334
Visa Inc. Class A	81,801	13,893,082
Western Digital Corp.	34,568	1,738,079
Western Union Co.	91,337	1,373,708
Xerox Corp.	195,935	1,685,041
Xilinx Inc.	41,422	1,581,078
Yahoo! Inc.[b]	154,364	3,632,185

		399,685,333

TOTAL COMMON STOCKS
(Cost: $486,731,462)		518,976,259

SHORT-TERM INVESTMENTS — 1.70%

MONEY MARKET FUNDS — 1.70%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	7,497,813	7,497,813
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	532,548	532,548
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	828,792	828,792

		8,859,153

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,859,153)		8,859,153

TOTAL INVESTMENTS IN SECURITIES — 101.42%
(Cost: $495,590,615)		527,835,412
Other Assets, Less Liabilities — (1.42)%		(7,408,173)

NET ASSETS — 100.00%		$520,427,239

SP ADR  —  Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

48	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

March 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.51%

AUSTRALIA — 4.93%
Telstra Corp. Ltd.	4,872,425	$22,909,648

		22,909,648
AUSTRIA — 0.13%
Telekom Austria AG	90,210	592,978

		592,978
BELGIUM — 0.31%
Belgacom SA	57,350	1,428,308

		1,428,308
CANADA — 6.57%
BCE Inc.	307,055	14,344,043
Rogers Communications Inc. Class B	145,390	7,425,845
TELUS Corp.	127,395	8,797,710

		30,567,598
CHINA — 4.77%
China Mobile Ltd.	2,092,500	22,157,833

		22,157,833
FRANCE — 4.01%
France Telecom SA	768,645	7,787,560
Vivendi SA	524,675	10,857,236

		18,644,796
GERMANY — 2.65%
Deutsche Telekom AG Registered	1,164,050	12,325,756

		12,325,756
ITALY — 0.60%
Telecom Italia SpA	3,923,205	2,775,819

		2,775,819
JAPAN — 8.37%
Nippon Telegraph and Telephone Corp.	310,000	13,534,886
NTT DOCOMO Inc.	5,580	8,433,503
SoftBank Corp.	367,000	16,940,864

		38,909,253
MEXICO — 4.67%
America Movil SAB de CV Series L	20,460,080	21,705,097

		21,705,097
NETHERLANDS — 0.30%
Koninklijke KPN NV	410,130	1,381,923

		1,381,923

Security	Shares	Value

NORWAY — 1.34%
Telenor ASA	284,270	$6,223,966

		6,223,966
PORTUGAL — 0.32%
Portugal Telecom SGPS SA Registered	305,040	1,513,535

		1,513,535
SINGAPORE — 1.83%
Singapore Telecommunications Ltd.[a]	2,945,550	8,523,718

		8,523,718
SPAIN — 4.57%
Telefonica SA	1,577,590	21,250,455

		21,250,455
SWEDEN — 2.26%
Millicom International Cellular SA SDR	25,885	2,072,153
Tele2 AB Class B	121,675	2,122,108
TeliaSonera AB	880,865	6,303,699

		10,497,960
SWITZERLAND — 0.91%
Swisscom AG Registered	9,145	4,241,495

		4,241,495
TAIWAN — 0.96%
Chunghwa Telecom Co. Ltd. SP ADR[a]	143,375	4,458,963

		4,458,963
UNITED KINGDOM — 14.73%
BT Group PLC	3,125,575	13,193,968
Cable & Wireless Communications PLC	1,024,240	652,275
Vodafone Group PLC	19,291,920	54,662,285

		68,508,528
UNITED STATES — 35.28%
AT&T Inc.	2,178,990	79,947,143
CenturyLink Inc.	247,845	8,706,795
Crown Castle International Corp.[b]	116,250	8,095,650
Frontier Communications Corp.[a]	396,180	1,576,796
MetroPCS Communications Inc.[b]	126,790	1,382,011
Sprint Nextel Corp.[b]	1,190,555	7,393,347
Verizon Communications Inc.	1,120,030	55,049,474

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

March 31, 2013

Security	Shares	Value

Windstream Corp.[a]	234,980	$1,868,091

		164,019,307

TOTAL COMMON STOCKS (Cost: $483,800,349)		462,636,936

PREFERRED STOCKS — 0.22%

BRAZIL — 0.22%
Oi SA SP ADR[a]	332,785	1,011,666

		1,011,666

TOTAL PREFERRED STOCKS (Cost: $1,715,775)		1,011,666

SHORT-TERM INVESTMENTS — 0.78%

MONEY MARKET FUNDS — 0.78%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	2,845,753	2,845,753
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	202,126	202,126
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	605,040	605,040

		3,652,919

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,652,919)		3,652,919

TOTAL INVESTMENTS IN SECURITIES — 100.51%
(Cost: $489,169,043)		467,301,521
Other Assets, Less Liabilities — (0.51)%		(2,368,713)

NET ASSETS — 100.00%		$464,932,808

SDR  —  Swedish Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

50	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

March 31, 2013

Security	Shares	Value

COMMON STOCKS — 98.76%

AUSTRALIA — 0.97%
AGL Energy Ltd.	135,983	$2,248,457

		2,248,457
BRAZIL — 0.35%
Centrais Eletricas Brasileiras SA SP ADR	67,410	230,542
CPFL Energia SA SP ADR	27,499	575,829

		806,371
CANADA — 1.10%
Fortis Inc.	47,722	1,604,121
TransAlta Corp.	64,414	941,530

		2,545,651
CHILE — 1.43%
Empresa Nacional de Electricidad SA SP ADR	27,285	1,448,288
Enersis SA SP ADR	97,044	1,867,126

		3,315,414
FINLAND — 0.95%
Fortum OYJ	108,819	2,196,625

		2,196,625
FRANCE — 4.82%
Electricite de France SA	73,723	1,416,228
GDF Suez	385,414	7,433,545
Suez Environnement SA	72,439	925,445
Veolia Environnement	110,103	1,390,928

		11,166,146
GERMANY — 5.74%
E.ON SE	499,690	8,739,294
RWE AG	122,194	4,562,136

		13,301,430
HONG KONG — 4.72%
CLP Holdings Ltd.[a]	492,500	4,314,248
Hong Kong and China Gas Co. Ltd. (The)	1,305,873	3,810,300
Power Assets Holdings Ltd.	297,500	2,807,273

		10,931,821
ITALY — 3.70%
Enel SpA	1,620,515	5,297,977
Snam SpA	421,441	1,924,408
Terna SpA	324,184	1,344,598

		8,566,983

Security	Shares	Value

JAPAN — 5.16%
Chubu Electric Power Co. Inc.	178,400	$2,187,781
Kansai Electric Power Co. Inc. (The)[b]	202,200	1,995,763
Kyushu Electric Power Co. Inc.[b]	117,700	1,223,068
Osaka Gas Co. Ltd.	490,000	2,157,626
Tokyo Electric Power Co. Inc.[b]	395,700	1,073,213
Tokyo Gas Co. Ltd.	607,000	3,318,422

		11,955,873
PORTUGAL — 0.81%
Energias de Portugal SA	610,605	1,883,354

		1,883,354
SPAIN — 4.32%
Acciona SA	6,420	350,614
Enagas SA	47,615	1,110,651
Gas Natural SDG SA	87,633	1,554,032
Iberdrola SA	1,207,281	5,632,126
Red Electrica Corporacion SA	26,964	1,359,010

		10,006,433
UNITED KINGDOM — 11.85%
Centrica PLC	1,294,909	7,229,921
Drax Group PLC	99,926	927,845
National Grid PLC	907,253	10,538,785
Severn Trent PLC	59,385	1,543,765
SSE PLC	238,802	5,381,119
United Utilities Group PLC	169,902	1,827,844

		27,449,279
UNITED STATES — 52.84%
AES Corp. (The)	154,401	1,940,821
AGL Resources Inc.	29,425	1,234,379
Ameren Corp.	60,669	2,124,628
American Electric Power Co. Inc.	121,231	5,895,464
CenterPoint Energy Inc.	106,786	2,558,593
CMS Energy Corp.	66,126	1,847,560
Consolidated Edison Inc.	73,081	4,460,133
Dominion Resources Inc.	143,915	8,372,975
DTE Energy Co.	43,228	2,954,202
Duke Energy Corp.	175,908	12,769,162
Edison International	81,320	4,092,022
Entergy Corp.	44,512	2,814,939
Exelon Corp.	213,465	7,360,273
FirstEnergy Corp.	104,432	4,407,030
Integrys Energy Group Inc.	19,581	1,138,831
NextEra Energy Inc.	105,823	8,220,331

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

March 31, 2013

Security	Shares	Value

NiSource Inc.	77,575	$2,276,050
Northeast Utilities	78,431	3,408,611
NRG Energy Inc.	80,571	2,134,326
ONEOK Inc.	51,146	2,438,130
Pepco Holdings Inc.	57,459	1,229,623
PG&E Corp.	109,461	4,874,298
Pinnacle West Capital Corp.	27,392	1,585,723
PPL Corp.	145,520	4,556,231
Public Service Enterprise Group Inc.	126,260	4,335,768
SCANA Corp.	33,063	1,691,503
Sempra Energy	56,603	4,524,844
Southern Co. (The)	216,996	10,181,452
TECO Energy Inc.	50,932	907,608
Wisconsin Energy Corp.	57,138	2,450,649
Xcel Energy Inc.	121,873	3,619,628

		122,405,787

TOTAL COMMON STOCKS (Cost: $272,870,949)		228,779,624

PREFERRED STOCKS — 0.78%

BRAZIL — 0.78%
Companhia Energetica de Minas Gerais SP ADR	119,721	1,418,694
Companhia Paranaense de Energia Class B SP ADR	25,038	387,338

		1,806,032

TOTAL PREFERRED STOCKS (Cost: $2,100,129)		1,806,032

SHORT-TERM INVESTMENTS — 0.38%

MONEY MARKET FUNDS — 0.38%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	522,780	522,780
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	37,132	37,132
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	328,656	328,656

		888,568

TOTAL SHORT-TERM INVESTMENTS
(Cost: $888,568)		888,568

Value

TOTAL INVESTMENTS IN SECURITIES — 99.92%
(Cost: $275,859,646)	$231,474,224
Other Assets, Less Liabilities — 0.08%	180,906

NET ASSETS — 100.00%	$231,655,130

SP ADR  —  Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

52	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2013

	iShares S&P Global Consumer Discretionary Sector Index Fund	iShares S&P Global Consumer Staples Sector Index Fund	iShares S&P Global Energy Sector Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$153,841,510	$474,075,691	$1,028,437,522
Affiliated (Note 2)	3,248,445	2,651,871	10,430,961

Total cost of investments	$157,089,955	$476,727,562	$1,038,868,483

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$183,985,707	$568,917,115	$1,018,537,021
Affiliated (Note 2)	3,248,445	2,651,871	10,430,961

Total fair value of investments	187,234,152	571,568,986	1,028,967,982
Foreign currency, at value[b]	147,483	499,165	2,870,103
Cash	10,076	135,206	62,231
Receivables:
Investment securities sold	195,851	—	—
Due from custodian (Note 4)	77,471	—	—
Dividends and interest	317,777	2,652,530	1,044,407

Total Assets	187,982,810	574,855,887	1,032,944,723

LIABILITIES
Payables:
Investment securities purchased	202,711	—	—
Collateral for securities on loan (Note 5)	3,093,163	2,121,960	9,662,332
Investment advisory fees (Note 2)	73,071	215,136	416,836

Total Liabilities	3,368,945	2,337,096	10,079,168

NET ASSETS	$184,613,865	$572,518,791	$1,022,865,555

Net assets consist of:
Paid-in capital	$160,208,486	$482,283,852	$1,077,882,251
Undistributed net investment income	342,904	2,757,695	5,147,565
Accumulated net realized loss	(6,082,952)	(7,372,242)	(50,270,317)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	30,145,427	94,849,486	(9,893,944)

NET ASSETS	$184,613,865	$572,518,791	$1,022,865,555

Shares outstanding[c]	2,750,000	6,950,000	25,650,000

Net asset value per share	$67.13	$82.38	$39.88

[a]	Securities on loan with values of $3,021,005, $2,047,948 and $9,412,544, respectively. See Note 5.
[b]	Cost of foreign currency: $147,527, $500,295 and $2,866,690, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2013

	iShares S&P Global Financials Sector Index Fund	iShares S&P Global Healthcare Sector Index Fund	iShares S&P Global Industrials Sector Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$301,850,781	$631,064,343	$212,488,790
Affiliated (Note 2)	6,748,261	9,630,419	2,285,999

Total cost of investments	$308,599,042	$640,694,762	$214,774,789

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$261,076,765	$734,959,662	$218,165,109
Affiliated (Note 2)	7,087,953	9,630,419	2,285,999

Total fair value of investments	268,164,718	744,590,081	220,451,108
Foreign currency, at value[b]	286,777	876,572	135,750
Cash	22,259	23,502	29,141
Receivables:
Investment securities sold	205,330	—	—
Due from custodian (Note 4)	—	340,204	105,609
Dividends and interest	933,827	3,174,298	633,898
Capital shares sold	—	—	119,289

Total Assets	269,612,911	749,004,657	221,474,795

LIABILITIES
Payables:
Investment securities purchased	422,002	340,204	314,187
Collateral for securities on loan (Note 5)	3,382,398	9,312,923	2,042,181
Investment advisory fees (Note 2)	109,989	284,198	84,616

Total Liabilities	3,914,389	9,937,325	2,440,984

NET ASSETS	$265,698,522	$739,067,332	$219,033,811

Net assets consist of:
Paid-in capital	$394,047,130	$660,287,548	$232,488,244
Undistributed net investment income	1,190,332	4,491,670	910,930
Accumulated net realized loss	(89,113,705)	(29,630,773)	(20,042,785)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(40,425,235)	103,918,887	5,677,422

NET ASSETS	$265,698,522	$739,067,332	$219,033,811

Shares outstanding[c]	5,500,000	10,050,000	3,700,000

Net asset value per share	$48.31	$73.54	$59.20

[a]	Securities on loan with values of $3,128,118, $9,231,508 and $1,968,214, respectively. See Note 5.
[b]	Cost of foreign currency: $286,376, $873,918 and $136,208, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

54	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2013

	iShares S&P Global Materials Sector Index Fund	iShares S&P Global Technology Sector Index Fund	iShares S&P Global Telecommunications Sector Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$548,373,847	$486,731,462	$485,516,124
Affiliated (Note 2)	2,305,566	8,859,153	3,652,919

Total cost of investments	$550,679,413	$495,590,615	$489,169,043

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$472,658,532	$518,976,259	$463,648,602
Affiliated (Note 2)	2,305,566	8,859,153	3,652,919

Total fair value of investments	474,964,098	527,835,412	467,301,521
Foreign currency, at value[b]	1,393,525	305,262	664,093
Cash	—	20,169	39,231
Receivables:
Dividends and interest	1,648,308	504,928	991,691

Total Assets	478,005,931	528,665,771	468,996,536

LIABILITIES
Payables:
Investment securities purchased	—	—	828,887
Collateral for securities on loan (Note 5)	2,086,440	8,030,361	3,047,879
Investment advisory fees (Note 2)	197,771	208,171	186,962

Total Liabilities	2,284,211	8,238,532	4,063,728

NET ASSETS	$475,721,720	$520,427,239	$464,932,808

Net assets consist of:
Paid-in capital	$622,325,147	$523,075,146	$529,823,230
Undistributed net investment income	2,565,670	1,169,390	2,782,802
Accumulated net realized loss	(73,453,543)	(36,060,565)	(45,810,597)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(75,715,554)	32,243,268	(21,862,627)

NET ASSETS	$475,721,720	$520,427,239	$464,932,808

Shares outstanding[c]	8,000,000	7,450,000	7,750,000

Net asset value per share	$59.47	$69.86	$59.99

[a]	Securities on loan with values of $1,987,086, $7,584,578 and $2,921,651, respectively. See Note 5.
[b]	Cost of foreign currency: $1,402,273, $304,023 and $664,126, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2013

iShares S&P Global Utilities Sector Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$274,971,078
Affiliated (Note 2)	888,568

Total cost of investments	$275,859,646

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$230,585,656
Affiliated (Note 2)	888,568

Total fair value of investments	231,474,224
Foreign currency, at value[b]	202,202
Cash	71,059
Receivables:
Investment securities sold	8,141
Dividends and interest	552,759

Total Assets	232,308,385

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	559,912
Investment advisory fees (Note 2)	93,343

Total Liabilities	653,255

NET ASSETS	$231,655,130

Net assets consist of:
Paid-in capital	$308,444,999
Undistributed net investment income	1,728,843
Accumulated net realized loss	(34,134,747)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(44,383,965)

NET ASSETS	$231,655,130

Shares outstanding[c]	5,350,000

Net asset value per share	$43.30

[a]	Securities on loan with a value of $533,127. See Note 5.
[b]	Cost of foreign currency: $202,049.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

56	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2013

	iShares S&P Global Consumer Discretionary Sector Index Fund	iShares S&P Global Consumer Staples Sector Index Fund	iShares S&P Global Energy Sector Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$3,247,233	$15,023,168	$31,525,490
Interest — unaffiliated	—	—	826
Interest — affiliated (Note 2)	105	452	775
Securities lending income — affiliated (Note 2)	30,018	22,996	29,552

Total investment income	3,277,356	15,046,616	31,556,643

EXPENSES
Investment advisory fees (Note 2)	745,145	2,366,197	5,186,864

Total expenses	745,145	2,366,197	5,186,864

Net investment income	2,532,211	12,680,419	26,369,779

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,235,755)	(3,382,036)	(12,678,361)
In-kind redemptions — unaffiliated	17,299,252	38,053,942	40,994,919
Foreign currency transactions	(19,262)	(14,260)	(88,982)

Net realized gain	16,044,235	34,657,646	28,227,576

Net change in unrealized appreciation/depreciation on:
Investments	4,003,243	41,184,937	(30,166,108)
Translation of assets and liabilities in foreign currencies	102	(37,929)	4,489

Net change in unrealized appreciation/depreciation	4,003,345	41,147,008	(30,161,619)

Net realized and unrealized gain (loss)	20,047,580	75,804,654	(1,934,043)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,579,791	$88,485,073	$24,435,736

[a]	Net of foreign withholding tax of $188,942, $522,515 and $1,893,900, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2013

	iShares S&P Global Financials Sector Index Fund	iShares S&P Global Healthcare Sector Index Fund	iShares S&P Global Industrials Sector Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$5,948,175	$15,605,883	$4,684,549
Dividends — affiliated (Note 2)	65,211	—	—
Interest — unaffiliated	82	—	199
Interest — affiliated (Note 2)	114	454	127
Securities lending income — affiliated (Note 2)	18,063	17,179	59,437

Total investment income	6,031,645	15,623,516	4,744,312

EXPENSES
Investment advisory fees (Note 2)	931,252	2,860,380	816,320

Total expenses	931,252	2,860,380	816,320

Net investment income	5,100,393	12,763,136	3,927,992

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(9,450,406)	(1,945,145)	(3,513,393)
Investments — affiliated (Note 2)	(3,833)	—	—
In-kind redemptions — unaffiliated	464,030	25,361,152	7,044,887
In-kind redemptions — affiliated (Note 2)	(2,745)	—	—
Foreign currency transactions	(11,256)	(80,488)	(25,551)

Net realized gain (loss)	(9,004,210)	23,335,519	3,505,943

Net change in unrealized appreciation/depreciation on:
Investments	31,469,225	98,913,910	8,512,892
Translation of assets and liabilities in foreign currencies	2,131	(73,492)	(4,238)

Net change in unrealized appreciation/depreciation	31,471,356	98,840,418	8,508,654

Net realized and unrealized gain	22,467,146	122,175,937	12,014,597

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$27,567,539	$134,939,073	$15,942,589

[a]	Net of foreign withholding tax of $283,465, $928,385 and $243,592, respectively.

See notes to financial statements.

58	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2013

	iShares S&P Global Materials Sector Index Fund	iShares S&P Global Technology Sector Index Fund	iShares S&P Global Telecommunications Sector Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$12,767,084	$8,972,447	$25,079,390
Interest — unaffiliated	707	—	401
Interest — affiliated (Note 2)	322	490	394
Securities lending income — affiliated (Note 2)	72,209	93,751	158,740

Total investment income	12,840,322	9,066,688	25,238,925

EXPENSES
Investment advisory fees (Note 2)	2,324,729	2,623,104	2,405,307

Total expenses	2,324,729	2,623,104	2,405,307

Net investment income	10,515,593	6,443,584	22,833,618

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(16,922,195)	(4,672,228)	(14,744,238)
In-kind redemptions — unaffiliated	8,894,205	39,977,385	20,344,234
Foreign currency transactions	(22,632)	(10,973)	(39,506)

Net realized gain (loss)	(8,050,622)	35,294,184	5,560,490

Net change in unrealized appreciation/depreciation on:
Investments	(21,147,346)	(52,961,823)	23,332,554
Translation of assets and liabilities in foreign currencies	(14,418)	(5,704)	3,149

Net change in unrealized appreciation/depreciation	(21,161,764)	(52,967,527)	23,335,703

Net realized and unrealized gain (loss)	(29,212,386)	(17,673,343)	28,896,193

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(18,696,793)	$(11,229,759)	$51,729,811

[a]	Net of foreign withholding tax of $865,242, $394,554 and $1,377,189, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2013

iShares S&P Global Utilities Sector Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$11,802,515
Interest — affiliated (Note 2)	245
Securities lending income — affiliated (Note 2)	3,960

Total investment income	11,806,720

EXPENSES
Investment advisory fees (Note 2)	1,179,719

Total expenses	1,179,719

Net investment income	10,627,001

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(15,068,215)
In-kind redemptions — unaffiliated	9,253,752
Foreign currency transactions	(66,709)

Net realized loss	(5,881,172)

Net change in unrealized appreciation/depreciation on:
Investments	9,019,897
Translation of assets and liabilities in foreign currencies	(2,564)

Net change in unrealized appreciation/depreciation	9,017,333

Net realized and unrealized gain	3,136,161

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,763,162

[a]	Net of foreign withholding tax of $658,059.

See notes to financial statements.

60	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P Global Consumer Discretionary Sector Index Fund		iShares S&P Global Consumer Staples Sector Index Fund
	Year ended March 31, 2013	Year ended March 31, 2012	Year ended March 31, 2013	Year ended March 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,532,211	$2,212,774	$12,680,419	$10,206,167
Net realized gain	16,044,235	11,970,849	34,657,646	10,206,753
Net change in unrealized appreciation/depreciation	4,003,345	(4,742,801)	41,147,008	36,777,510

Net increase in net assets resulting from operations	22,579,791	9,440,822	88,485,073	57,190,430

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,492,858)	(2,152,600)	(12,809,236)	(9,383,638)

Total distributions to shareholders	(2,492,858)	(2,152,600)	(12,809,236)	(9,383,638)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	55,536,210	64,423,876	194,849,400	139,658,663
Cost of shares redeemed	(58,654,172)	(40,446,557)	(148,101,438)	(50,419,394)

Net increase (decrease) in net assets from capital share transactions	(3,117,962)	23,977,319	46,747,962	89,239,269

INCREASE IN NET ASSETS	16,968,971	31,265,541	122,423,799	137,046,061

NET ASSETS
Beginning of year	167,644,894	136,379,353	450,094,992	313,048,931

End of year	$184,613,865	$167,644,894	$572,518,791	$450,094,992

Undistributed net investment income included in net assets at end of year	$342,904	$316,511	$2,757,695	$2,900,772

SHARES ISSUED AND REDEEMED
Shares sold	950,000	1,150,000	2,600,000	2,150,000
Shares redeemed	(1,050,000)	(800,000)	(2,000,000)	(750,000)

Net increase (decrease) in shares outstanding	(100,000)	350,000	600,000	1,400,000

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Energy Sector Index Fund		iShares S&P Global Financials Sector Index Fund
	Year ended March 31, 2013	Year ended March 31, 2012	Year ended March 31, 2013	Year ended March 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$26,369,779	$27,563,337	$5,100,393	$5,647,411
Net realized gain (loss)	28,227,576	70,724,976	(9,004,210)	(17,415,698)
Net change in unrealized appreciation/depreciation	(30,161,619)	(238,691,726)	31,471,356	(21,813,204)

Net increase (decrease) in net assets resulting from operations	24,435,736	(140,403,413)	27,567,539	(33,581,491)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(28,015,694)	(25,853,218)	(4,854,184)	(6,001,310)

Total distributions to shareholders	(28,015,694)	(25,853,218)	(4,854,184)	(6,001,310)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	29,120,803	280,122,876	127,984,191	50,418,216
Cost of shares redeemed	(258,388,797)	(372,333,131)	(69,672,674)	(122,469,552)

Net increase (decrease) in net assets from capital share transactions	(229,267,994)	(92,210,255)	58,311,517	(72,051,336)

INCREASE (DECREASE) IN NET ASSETS	(232,847,952)	(258,466,886)	81,024,872	(111,634,137)

NET ASSETS
Beginning of year	1,255,713,507	1,514,180,393	184,673,650	296,307,787

End of year	$1,022,865,555	$1,255,713,507	$265,698,522	$184,673,650

Undistributed net investment income included in net assets at end of year	$5,147,565	$6,882,462	$1,190,332	$893,354

SHARES ISSUED AND REDEEMED
Shares sold	750,000	7,200,000	2,900,000	1,250,000
Shares redeemed	(6,750,000)	(9,750,000)	(1,750,000)	(3,050,000)

Net increase (decrease) in shares outstanding	(6,000,000)	(2,550,000)	1,150,000	(1,800,000)

See notes to financial statements.

62	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Healthcare Sector Index Fund		iShares S&P Global Industrials Sector Index Fund
	Year ended March 31, 2013	Year ended March 31, 2012	Year ended March 31, 2013	Year ended March 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$12,763,136	$12,008,994	$3,927,992	$4,579,997
Net realized gain	23,335,519	3,542,796	3,505,943	6,464,620
Net change in unrealized appreciation/depreciation	98,840,418	46,585,423	8,508,654	(29,145,084)

Net increase (decrease) in net assets resulting from operations	134,939,073	62,137,213	15,942,589	(18,100,467)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(13,315,659)	(11,504,250)	(3,956,004)	(4,685,300)

Total distributions to shareholders	(13,315,659)	(11,504,250)	(3,956,004)	(4,685,300)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	252,002,509	80,100,763	54,677,110	49,624,924
Cost of shares redeemed	(166,645,414)	(78,270,036)	(50,564,015)	(63,022,312)

Net increase (decrease) in net assets from capital share transactions	85,357,095	1,830,727	4,113,095	(13,397,388)

INCREASE (DECREASE) IN NET ASSETS	206,980,509	52,463,690	16,099,680	(36,183,155)

NET ASSETS
Beginning of year	532,086,823	479,623,133	202,934,131	239,117,286

End of year	$739,067,332	$532,086,823	$219,033,811	$202,934,131

Undistributed net investment income included in net assets at end of year	$4,491,670	$5,061,548	$910,930	$924,021

SHARES ISSUED AND REDEEMED
Shares sold	3,900,000	1,400,000	950,000	900,000
Shares redeemed	(2,700,000)	(1,400,000)	(1,000,000)	(1,300,000)

Net increase (decrease) in shares outstanding	1,200,000	—	(50,000)	(400,000)

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Materials Sector Index Fund		iShares S&P Global Technology Sector Index Fund
	Year ended March 31, 2013	Year ended March 31, 2012	Year ended March 31, 2013	Year ended March 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$10,515,593	$11,890,439	$6,443,584	$4,892,855
Net realized gain (loss)	(8,050,622)	20,046,922	35,294,184	8,052,690
Net change in unrealized appreciation/depreciation	(21,161,764)	(145,899,867)	(52,967,527)	57,442,875

Net increase (decrease) in net assets resulting from operations	(18,696,793)	(113,962,506)	(11,229,759)	70,388,420

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(10,645,595)	(12,245,882)	(5,877,984)	(5,060,089)

Total distributions to shareholders	(10,645,595)	(12,245,882)	(5,877,984)	(5,060,089)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	67,945,393	51,721,593	54,483,392	86,609,400
Cost of shares redeemed	(93,352,771)	(227,908,034)	(171,048,800)	(107,212,073)

Net decrease in net assets from capital share transactions	(25,407,378)	(176,186,441)	(116,565,408)	(20,602,673)

INCREASE (DECREASE) IN NET ASSETS	(54,749,766)	(302,394,829)	(133,673,151)	44,725,658

NET ASSETS
Beginning of year	530,471,486	832,866,315	654,100,390	609,374,732

End of year	$475,721,720	$530,471,486	$520,427,239	$654,100,390

Undistributed net investment income included in net assets at end of year	$2,565,670	$2,718,304	$1,169,390	$614,763

SHARES ISSUED AND REDEEMED
Shares sold	1,150,000	800,000	800,000	1,350,000
Shares redeemed	(1,600,000)	(3,550,000)	(2,600,000)	(1,850,000)

Net decrease in shares outstanding	(450,000)	(2,750,000)	(1,800,000)	(500,000)

See notes to financial statements.

64	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Telecommunications Sector Index Fund		iShares S&P Global Utilities Sector Index Fund
	Year ended March 31, 2013	Year ended March 31, 2012	Year ended March 31, 2013	Year ended March 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$22,833,618	$22,045,049	$10,627,001	$10,783,683
Net realized gain (loss)	5,560,490	(14,862,790)	(5,881,172)	(7,373,558)
Net change in unrealized appreciation/depreciation	23,335,703	(22,695,409)	9,017,333	(10,089,666)

Net increase (decrease) in net assets resulting from operations	51,729,811	(15,513,150)	13,763,162	(6,679,541)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(22,594,445)	(21,956,466)	(10,639,778)	(10,948,897)

Total distributions to shareholders	(22,594,445)	(21,956,466)	(10,639,778)	(10,948,897)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	113,253,612	93,931,305	10,358,615	48,402,213
Cost of shares redeemed	(119,796,652)	(42,271,703)	(56,271,463)	(10,402,465)

Net increase (decrease) in net assets from capital share transactions	(6,543,040)	51,659,602	(45,912,848)	37,999,748

INCREASE (DECREASE) IN NET ASSETS	22,592,326	14,189,986	(42,789,464)	20,371,310

NET ASSETS
Beginning of year	442,340,482	428,150,496	274,444,594	254,073,284

End of year	$464,932,808	$442,340,482	$231,655,130	$274,444,594

Undistributed net investment income included in net assets at end of year	$2,782,802	$2,583,135	$1,728,843	$1,808,329

SHARES ISSUED AND REDEEMED
Shares sold	1,950,000	1,650,000	250,000	1,150,000
Shares redeemed	(2,050,000)	(750,000)	(1,350,000)	(250,000)

Net increase (decrease) in shares outstanding	(100,000)	900,000	(1,100,000)	900,000

See notes to financial statements.

FINANCIAL STATEMENTS	65

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares S&P Global Consumer Discretionary Sector Index Fund
	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009
Net asset value, beginning of year	$58.82	$54.55	$46.76	$29.26	$50.02

Income from investment operations:
Net investment income[a]	0.96	0.86	0.63	0.54	0.79
Net realized and unrealized gain (loss)[b]	8.22	4.29	7.73	17.53	(20.47)

Total from investment operations	9.18	5.15	8.36	18.07	(19.68)

Less distributions from:
Net investment income	(0.87)	(0.88)	(0.57)	(0.57)	(1.08)

Total distributions	(0.87)	(0.88)	(0.57)	(0.57)	(1.08)

Net asset value, end of year	$67.13	$58.82	$54.55	$46.76	$29.26

Total return	15.86%	9.68%	18.02%	62.24%	(39.94)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$184,614	$167,645	$136,379	$93,524	$55,598
Ratio of expenses to average net assets	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	1.63%	1.62%	1.28%	1.35%	2.19%
Portfolio turnover rate[c]	8%	9%	4%	8%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

66	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Consumer Staples Sector Index Fund
	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009
Net asset value, beginning of year	$70.88	$63.24	$58.74	$41.79	$60.58

Income from investment operations:
Net investment income[a]	1.89	1.66	1.48	1.35	1.27
Net realized and unrealized gain (loss)[b]	11.62	7.54	4.47	16.85	(18.89)

Total from investment operations	13.51	9.20	5.95	18.20	(17.62)

Less distributions from:
Net investment income	(2.01)	(1.56)	(1.45)	(1.25)	(1.17)

Total distributions	(2.01)	(1.56)	(1.45)	(1.25)	(1.17)

Net asset value, end of year	$82.38	$70.88	$63.24	$58.74	$41.79

Total return	19.47%	14.77%	10.37%	44.05%	(29.44)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$572,519	$450,095	$313,049	$343,616	$248,656
Ratio of expenses to average net assets	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	2.57%	2.52%	2.50%	2.59%	2.47%
Portfolio turnover rate[c]	6%	4%	4%	6%	10%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Energy Sector Index Fund
	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009[a]
Net asset value, beginning of year	$39.67	$44.27	$35.23	$26.59	$43.24

Income from investment operations:
Net investment income[b]	0.93	0.91	0.72	0.85	0.84
Net realized and unrealized gain (loss)[c]	0.25	(4.63)	9.04	8.54	(16.70)

Total from investment operations	1.18	(3.72)	9.76	9.39	(15.86)

Less distributions from:
Net investment income	(0.97)	(0.88)	(0.72)	(0.75)	(0.79)

Total distributions	(0.97)	(0.88)	(0.72)	(0.75)	(0.79)

Net asset value, end of year	$39.88	$39.67	$44.27	$35.23	$26.59

Total return	3.16%	(8.30)%	28.27%	35.56%	(37.15)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,022,866	$1,255,714	$1,514,180	$1,078,124	$474,549
Ratio of expenses to average net assets	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	2.44%	2.29%	2.00%	2.55%	2.22%
Portfolio turnover rate[d]	6%	3%	5%	5%	8%

[a]	Per share amounts were adjusted to reflect a three-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

68	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Financials Sector Index Fund
	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009
Net asset value, beginning of year	$42.45	$48.18	$47.26	$26.89	$70.00

Income from investment operations:
Net investment income[a]	1.13	1.17	0.92	0.79	1.84
Net realized and unrealized gain (loss)[b]	5.86	(5.69)	0.97	20.41	(42.94)

Total from investment operations	6.99	(4.52)	1.89	21.20	(41.10)

Less distributions from:
Net investment income	(1.13)	(1.21)	(0.97)	(0.83)	(2.01)

Total distributions	(1.13)	(1.21)	(0.97)	(0.83)	(2.01)

Net asset value, end of year	$48.31	$42.45	$48.18	$47.26	$26.89

Total return	17.12%[c]	(9.22)%	4.24%	79.47%	(59.97)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$265,699	$184,674	$296,308	$321,366	$133,105
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	2.63%	2.82%	2.04%	1.85%	3.88%
Portfolio turnover rate[e]	5%	6%	7%	11%	11%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	The total return presented is calculated using the ending net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year-ended March 31, 2013). For financial reporting purposes, the Fund’s investments are fair valued as of the reporting date which takes into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return for the year-ended March 31, 2013, calculated for financial reporting purposes, is 17.02%.
[d]	Ratios for the years ended March 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Healthcare Sector Index Fund
	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009
Net asset value, beginning of year	$60.12	$54.19	$52.47	$39.99	$52.71

Income from investment operations:
Net investment income[a]	1.36	1.28	1.13	1.02	0.98
Net realized and unrealized gain (loss)[b]	13.53	5.87	1.73	12.48	(12.68)

Total from investment operations	14.89	7.15	2.86	13.50	(11.70)

Less distributions from:
Net investment income	(1.47)	(1.22)	(1.14)	(1.02)	(1.02)

Total distributions	(1.47)	(1.22)	(1.14)	(1.02)	(1.02)

Net asset value, end of year	$73.54	$60.12	$54.19	$52.47	$39.99

Total return	25.29%	13.36%	5.70%	34.21%	(22.52)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$739,067	$532,087	$479,623	$590,291	$451,867
Ratio of expenses to average net assets	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	2.14%	2.28%	2.25%	2.15%	2.06%
Portfolio turnover rate[c]	6%	6%	6%	5%	8%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

70	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Industrials Sector Index Fund
	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009
Net asset value, beginning of year	$54.12	$57.62	$48.43	$29.41	$59.63

Income from investment operations:
Net investment income[a]	1.23	1.18	0.87	0.77	1.14
Net realized and unrealized gain (loss)[b]	5.11	(3.54)	9.12	19.04	(30.06)

Total from investment operations	6.34	(2.36)	9.99	19.81	(28.92)

Less distributions from:
Net investment income	(1.26)	(1.14)	(0.80)	(0.79)	(1.30)

Total distributions	(1.26)	(1.14)	(0.80)	(0.79)	(1.30)

Net asset value, end of year	$59.20	$54.12	$57.62	$48.43	$29.41

Total return	12.12%	(3.96)%	20.92%	68.18%	(49.24)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$219,034	$202,934	$239,117	$191,299	$44,109
Ratio of expenses to average net assets	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	2.31%	2.26%	1.75%	1.81%	2.42%
Portfolio turnover rate[c]	8%	6%	6%	5%	8%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Materials Sector Index Fund
	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009
Net asset value, beginning of year	$62.78	$74.36	$63.54	$37.01	$75.87

Income from investment operations:
Net investment income[a]	1.28	1.25	1.14	0.62	1.16
Net realized and unrealized gain (loss)[b]	(3.28)	(11.56)	10.88	26.37	(38.98)

Total from investment operations	(2.00)	(10.31)	12.02	26.99	(37.82)

Less distributions from:
Net investment income	(1.31)	(1.27)	(1.20)	(0.46)	(1.04)

Total distributions	(1.31)	(1.27)	(1.20)	(0.46)	(1.04)

Net asset value, end of year	$59.47	$62.78	$74.36	$63.54	$37.01

Total return	(3.16)%	(13.86)%	19.21%	73.22%	(50.23)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$475,722	$530,471	$832,866	$911,866	$155,428
Ratio of expenses to average net assets[c]	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	2.17%	1.90%	1.78%	1.11%	1.96%
Portfolio turnover rate[d]	7%	9%	4%	3%	14%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Ratios for the years ended March 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rate for the year ended March 31, 2013 was 7%. See Note 4.

See notes to financial statements.

72	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Technology Sector Index Fund
	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009
Net asset value, beginning of year	$70.71	$62.50	$57.84	$37.43	$56.50

Income from investment operations:
Net investment income[a]	0.79	0.55	0.42	0.33	0.43
Net realized and unrealized gain (loss)[b]	(0.91)	8.24	4.65	20.42	(19.06)

Total from investment operations	(0.12)	8.79	5.07	20.75	(18.63)

Less distributions from:
Net investment income	(0.73)	(0.58)	(0.41)	(0.34)	(0.44)

Total distributions	(0.73)	(0.58)	(0.41)	(0.34)	(0.44)

Net asset value, end of year	$69.86	$70.71	$62.50	$57.84	$37.43

Total return	(0.18)%	14.27%	8.83%	55.65%	(33.10)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$520,427	$654,100	$609,375	$529,207	$196,495
Ratio of expenses to average net assets[c]	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	1.18%	0.90%	0.73%	0.65%	0.92%
Portfolio turnover rate[d]	7%	6%	3%	5%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Ratios for the years ended March 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rate for the year ended March 31, 2013 was 6%. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	73

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Telecommunications Sector Index Fund
	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009
Net asset value, beginning of year	$56.35	$61.60	$52.95	$43.86	$67.11

Income from investment operations:
Net investment income[a]	2.65	3.02	2.48	2.43	2.67
Net realized and unrealized gain (loss)[b]	3.71	(5.24)	8.64	8.87	(23.53)

Total from investment operations	6.36	(2.22)	11.12	11.30	(20.86)

Less distributions from:
Net investment income	(2.72)	(3.03)	(2.47)	(2.21)	(2.39)

Total distributions	(2.72)	(3.03)	(2.47)	(2.21)	(2.39)

Net asset value, end of year	$59.99	$56.35	$61.60	$52.95	$43.86

Total return	11.58%	(3.57)%	21.83%	26.24%	(31.87)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$464,933	$442,340	$428,150	$293,852	$241,257
Ratio of expenses to average net assets	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	4.56%	5.24%	4.44%	4.76%	4.69%
Portfolio turnover rate[c]	7%	13%	6%	7%	9%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

74	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Utilities Sector Index Fund
	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009
Net asset value, beginning of year	$42.55	$45.78	$45.87	$37.92	$63.52

Income from investment operations:
Net investment income[a]	1.80	1.89	1.80	1.85	2.52
Net realized and unrealized gain (loss)[b]	0.68	(3.16)	0.02	7.78	(25.67)

Total from investment operations	2.48	(1.27)	1.82	9.63	(23.15)

Less distributions from:
Net investment income	(1.73)	(1.96)	(1.91)	(1.68)	(2.45)

Total distributions	(1.73)	(1.96)	(1.91)	(1.68)	(2.45)

Net asset value, end of year	$43.30	$42.55	$45.78	$45.87	$37.92

Total return	5.97%[c]	(2.76)%	4.26%	25.69%	(37.41)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$231,655	$274,445	$254,073	$254,552	$144,090
Ratio of expenses to average net assets	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	4.32%	4.38%	4.02%	4.14%	4.74%
Portfolio turnover rate[d]	8%	6%	9%	9%	12%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	The total return presented is calculated using the ending net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year-ended March 31, 2013). For financial reporting purposes, the Fund’s investments are fair valued as of the reporting date which takes into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return for the year-ended March 31, 2013, calculated for financial reporting purposes, is 6.09%.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	75

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares S&P Global Sector Index Fund	Diversification Classification
Consumer Discretionary	Diversified
Consumer Staples	Non-diversified
Energy	Non-diversified
Financials	Diversified
Healthcare	Non-diversified

iShares S&P Global Sector Index Fund	Diversification Classification
Industrials	Diversified
Materials	Diversified
Technology	Non-diversified
Telecommunications	Non-diversified
Utilities	Non-diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

76	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.
The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Continued)

iSHARES® TRUST

the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of March 31, 2013. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares S&P Global Sector Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Consumer Discretionary
Assets:
Common Stocks	$180,465,745	$759,921	$—	$181,225,666
Preferred Stocks	2,741,378	—	—	2,741,378
Rights	18,663	—	—	18,663
Money Market Funds	3,248,445	—	—	3,248,445

	$186,474,231	$759,921	$—	$187,234,152

Consumer Staples
Assets:
Common Stocks	$558,638,589	$982,182	$—	$559,620,771
Preferred Stocks	9,296,344	—	—	9,296,344
Money Market Funds	2,651,871	—	—	2,651,871

	$570,586,804	$982,182	$—	$571,568,986

Energy
Assets:
Common Stocks	$1,003,779,165	$—	$—	$1,003,779,165
Preferred Stocks	14,757,856	—	—	14,757,856
Money Market Funds	10,430,961	—	—	10,430,961

	$1,028,967,982	$—	$—	$1,028,967,982

Financials
Assets:
Common Stocks	$260,350,829	$—	$9	$260,350,838
Preferred Stocks	4,049,278	—	—	4,049,278
Money Market Funds	3,764,602	—	—	3,764,602

	$268,164,709	$—	$9	$268,164,718

78	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares S&P Global Sector Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Healthcare
Assets:
Common Stocks	$734,959,662	$—	$—	$734,959,662
Money Market Funds	9,630,419	—	—	9,630,419

	$744,590,081	$—	$—	$744,590,081

Industrials
Assets:
Common Stocks	$218,165,109	$—	$—	$218,165,109
Money Market Funds	2,285,999	—	—	2,285,999

	$220,451,108	$—	$—	$220,451,108

Materials
Assets:
Common Stocks	$461,321,422	$—	$—	$461,321,422
Preferred Stocks	11,337,110	—	—	11,337,110
Money Market Funds	2,305,566	—	—	2,305,566

	$474,964,098	$—	$—	$474,964,098

Technology
Assets:
Common Stocks	$518,976,259	$—	$—	$518,976,259
Money Market Funds	8,859,153	—	—	8,859,153

	$527,835,412	$—	$—	$527,835,412

Telecommunications
Assets:
Common Stocks	$462,636,936	$—	$—	$462,636,936
Preferred Stocks	1,011,666	—	—	1,011,666
Money Market Funds	3,652,919	—	—	3,652,919

	$467,301,521	$—	$—	$467,301,521

Utilities
Assets:
Common Stocks	$228,779,624	$—	$—	$228,779,624
Preferred Stocks	1,806,032	—	—	1,806,032
Money Market Funds	888,568	—	—	888,568

	$231,474,224	$—	$—	$231,474,224

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of March 31, 2013 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of March 31, 2013, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

80	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion, up to and including $20 billion
0.38	Over $20 billion

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. The Funds benefit from a borrower default indemnity provided by BlackRock. As securities lending agent, BTC bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the year ended March 31, 2013, BTC earned securities lending agent fees from the Funds as follows:

iShares S&P Global Sector Index Fund	Securities Lending Agent Fees
Consumer Discretionary	$16,164
Consumer Staples	12,383
Energy	15,913
Financials	9,726
Healthcare	9,250

iShares S&P Global Sector Index Fund	Securities Lending Agent Fees
Industrials	$32,005
Materials	38,882
Technology	50,481
Telecommunications	85,475
Utilities	2,133

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements (Continued)

iSHARES® TRUST

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the year ended March 31, 2013, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares S&P Global Sector Index Fund and Name of Affiliated Issuer	Shares Held at Beginning of Year	Shares Purchased	Shares Sold	Shares Held at End of Year	Value At End of Year	Dividend Income	Net Realized Gain (Loss)
Financials
BlackRock Inc.	4,002	4,294	(2,136)	6,160	$1,582,381	$32,462	$16,603
PNC Financial Services Group Inc. (The)	20,706	13,962	(8,488)	26,180	1,740,970	32,749	(23,181)

					$3,323,351	$65,211	$(6,578)

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2013 were as follows:

iShares S&P Global Sector Index Fund	Purchases	Sales
Consumer Discretionary	$11,968,674	$12,030,214
Consumer Staples	30,787,454	30,872,243
Energy	63,555,144	66,541,935
Financials	11,054,544	10,065,635
Healthcare	35,124,826	36,154,409
Industrials	13,740,986	13,688,129
Materials	36,287,410	38,082,160
Technology	36,141,001	47,291,101
Telecommunications	35,052,296	34,647,001
Utilities	20,441,804	20,791,003

82	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the year ended March 31, 2013 were as follows:

iShares S&P Global Sector Index Fund	In-kind Purchases	In-kind Sales
Consumer Discretionary	$54,411,084	$57,618,858
Consumer Staples	192,967,014	146,582,345
Energy	29,000,193	257,502,266
Financials	124,594,510	67,225,415
Healthcare	249,080,145	164,291,614
Industrials	53,791,706	49,724,778
Materials	64,277,542	88,565,423
Technology	49,276,111	154,186,323
Telecommunications	110,845,174	117,295,485
Utilities	10,256,098	55,739,929

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Any securities lending cash collateral may be reinvested in certain short-term instruments either

NOTES TO FINANCIAL STATEMENTS	83

Notes to Financial Statements (Continued)

iSHARES® TRUST

directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of March 31, 2013, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of March 31, 2013 and the value of the related collateral are disclosed in the statements of assets and liabilities. Securities lending income, as disclosed in the statements of operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of March 31, 2013, attributable to passive foreign investment companies, the expiration of capital loss carryforwards, foreign currency transactions and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares S&P Global Sector Index Fund	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
Consumer Discretionary	$16,301,295	$(12,960)	$(16,288,335)
Consumer Staples	36,353,129	(14,260)	(36,338,869)
Energy	28,349,531	(88,982)	(28,260,549)
Financials	(2,925,735)	50,769	2,874,966
Healthcare	20,381,516	(17,355)	(20,364,161)
Industrials	6,128,404	14,921	(6,143,325)
Materials	2,696,313	(22,632)	(2,673,681)
Technology	35,303,225	(10,973)	(35,292,252)
Telecommunications	12,616,358	(39,506)	(12,576,852)
Utilities	(1,909,538)	(66,709)	1,976,247

The tax character of distributions paid during the years ended March 31, 2013 and March 31, 2012 was as follows:

iShares S&P Global Sector Index Fund	2013	2012
Consumer Discretionary
Ordinary income	$2,492,858	$2,152,600

Consumer Staples
Ordinary income	$12,809,236	$9,383,638

Energy
Ordinary income	$28,015,694	$25,853,218

84	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares S&P Global Sector Index Fund	2013	2012

Financials
Ordinary income	$4,854,184	$6,001,310

Healthcare
Ordinary income	$13,315,659	$11,504,250

Industrials
Ordinary income	$3,956,004	$4,685,300

Materials
Ordinary income	$10,645,595	$12,245,882

Technology
Ordinary income	$5,877,984	$5,060,089

Telecommunications
Ordinary income	$22,594,445	$21,956,466

Utilities
Ordinary income	$10,639,778	$10,948,897

As of March 31, 2013, the tax components of accumulated net earnings (losses) were as follows:

iShares S&P Global Sector Index Fund	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses)[a]	Qualified Late-Year Losses[b]	Total
Consumer Discretionary	$452,001	$(4,892,687)	$28,846,065	$—	$24,405,379
Consumer Staples	2,757,695	(3,399,156)	91,852,914	(976,514)	90,234,939
Energy	5,147,565	(32,028,405)	(26,535,574)	(1,600,282)	(55,016,696)
Financials	1,633,440	(77,719,287)	(51,863,670)	(399,091)	(128,348,608)
Healthcare	5,766,579	(23,211,281)	97,040,222	(815,736)	78,779,784
Industrials	962,455	(18,121,591)	3,811,638	(106,935)	(13,454,433)
Materials	2,588,445	(54,651,272)	(93,334,566)	(1,206,034)	(146,603,427)
Technology	1,171,996	(30,537,594)	28,004,231	(1,286,540)	(2,647,907)
Telecommunications	2,782,802	(23,853,418)	(40,232,023)	(3,587,783)	(64,890,422)
Utilities	1,728,843	(18,837,390)	(59,408,179)	(273,143)	(76,789,869)

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.
[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the year ending March 31, 2014.

NOTES TO FINANCIAL STATEMENTS	85

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2013, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares S&P Global Sector Index Fund	Non- Expiring [a]	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
Consumer Discretionary	$2,397,852	$—	$21,774	$140,985	$515,276	$977,806	$838,994	$4,892,687
Consumer Staples	969,549	—	—	—	1,198,337	854,970	376,300	3,399,156
Energy	6,857,358	408,088	3,379,767	172,682	4,800,649	12,576,847	3,833,014	32,028,405
Financials	16,843,976	374,711	—	279,616	14,101,017	26,135,934	19,984,033	77,719,287
Healthcare	1,010,808	2,328,014	—	2,165,971	7,470,467	8,253,378	1,982,643	23,211,281
Industrials	7,580,040	—	175	241,597	3,878,332	3,768,747	2,652,700	18,121,591
Materials	23,318,221	—	2,966	455,218	3,417,547	12,443,350	15,013,970	54,651,272
Technology	10,258,187	401,105	358,238	418,537	8,517,749	6,597,896	3,985,882	30,537,594
Telecommunications	12,130,618	—	259,855	—	2,355,085	6,058,821	3,049,039	23,853,418
Utilities	4,607,023	—	4,149	298,224	2,911,628	5,208,921	5,807,445	18,837,390

[a]	Must be utilized prior to losses subject to expiration.

For the year ended March 31, 2013, the iShares S&P Global Healthcare Sector Index Fund utilized $1,490,299 of its capital loss carryforwards.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares S&P Global Sector Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Consumer Discretionary	$158,389,317	$34,958,257	$(6,113,422)	$28,844,835
Consumer Staples	479,724,134	102,880,598	(11,035,746)	91,844,852
Energy	1,055,510,113	109,904,993	(136,447,124)	(26,542,131)
Financials	320,037,477	20,172,848	(72,045,607)	(51,872,759)
Healthcare	647,573,427	117,534,007	(20,517,353)	97,016,654
Industrials	216,640,573	21,447,265	(17,636,730)	3,810,535
Materials	568,298,425	38,068,447	(131,402,774)	(93,334,327)
Technology	499,829,652	101,638,069	(73,632,309)	28,005,760
Telecommunications	507,538,439	39,554,050	(79,790,968)	(40,236,918)
Utilities	290,883,860	25,597,405	(85,007,041)	(59,409,636)

Management has reviewed the tax positions as of March 31, 2013, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

86	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares S&P Global Consumer Discretionary Sector Index Fund, iShares S&P Global Consumer Staples Sector Index Fund, iShares S&P Global Energy Sector Index Fund, iShares S&P Global Financials Sector Index Fund, iShares S&P Global Healthcare Sector Index Fund, iShares S&P Global Industrials Sector Index Fund, iShares S&P Global Materials Sector Index Fund, iShares S&P Global Technology Sector Index Fund, iShares S&P Global Telecommunications Sector Index Fund and iShares S&P Global Utilities Sector Index Fund (the “Funds”), at March 31, 2013, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2013 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2013

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	87

Tax Information (Unaudited)

iSHARES® TRUST

For the fiscal year ended March 31, 2013, the Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code (the “Code”) as follows:

iShares S&P Global Sector Index Fund	Foreign Source Income Earned	Foreign Taxes Paid
Financials	$4,840,498	$282,869
Industrials	2,842,934	243,572
Materials	10,747,870	865,172
Telecommunications	18,202,163	1,377,155

For corporate shareholders, the following percentages of the income dividends paid by the Funds during the fiscal year ended March 31, 2013 qualified for the dividends-received deduction:

iShares S&P Global Sector Index Fund	Dividends- Received Deduction
Consumer Discretionary	58.07%
Consumer Staples	64.09
Energy	44.24
Financials	24.68
Healthcare	59.74

iShares S&P Global Sector Index Fund	Dividends- Received Deduction
Industrials	52.36%
Materials	29.51
Technology	100.00
Telecommunications	35.98
Utilities	48.97

Under Section 854(b)(2) of the Code, the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2013:

iShares S&P Global Sector Index Fund	Qualified Dividend Income
Consumer Discretionary	$2,492,858
Consumer Staples	12,809,236
Energy	28,015,694
Financials	5,137,053
Healthcare	13,315,659

iShares S&P Global Sector Index Fund	Qualified Dividend Income
Industrials	$4,199,576
Materials	11,510,767
Technology	5,877,984
Telecommunications	23,971,600
Utilities	10,639,778

In February 2014, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2013. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

88	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares S&P Global Sector Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Consumer Discretionary	$0.80407	$—	$0.06427	$0.86834	93%	—%	7%	100%
Consumer Staples	1.91345	—	0.09852	2.01197	95	—	5	100
Energy	0.94580	—	0.02811	0.97391	97	—	3	100
Financials	1.08268	—	0.05121	1.13389	95	—	5	100
Healthcare	1.42713	—	0.04244	1.46957	97	—	3	100
Industrials	1.20372	—	0.05578	1.25950	96	—	4	100
Materials	1.27460	—	0.03263	1.30723	98	—	2	100
Technology	0.70871	—	0.01715	0.72586	98	—	2	100
Telecommunications	2.67618	—	0.04720	2.72338	98	—	2	100
Utilities	1.68932	—	0.03990	1.72922	98	—	2	100

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV”, is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

SUPPLEMENTAL INFORMATION	89

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares S&P Global Consumer Discretionary Sector Index Fund

Period Covered: January 1, 2008 through March 31, 2013

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.0%	1	0.08%
Greater than 3.5% and Less than 4.0%	2	0.15
Greater than 3.0% and Less than 3.5%	1	0.08
Greater than 2.5% and Less than 3.0%	1	0.08
Greater than 2.0% and Less than 2.5%	2	0.15
Greater than 1.5% and Less than 2.0%	10	0.76
Greater than 1.0% and Less than 1.5%	23	1.75
Greater than 0.5% and Less than 1.0%	120	9.10
Between 0.5% and –0.5%	1,000	75.86
Less than –0.5% and Greater than –1.0%	116	8.79
Less than –1.0% and Greater than –1.5%	25	1.89
Less than –1.5% and Greater than –2.0%	6	0.46
Less than –2.0% and Greater than –2.5%	6	0.46
Less than –2.5% and Greater than –3.0%	3	0.23
Less than –3.0% and Greater than –3.5%	1	0.08
Less than –3.5%	1	0.08

	1,318	100.00%

iShares S&P Global Consumer Staples Sector Index Fund

Period Covered: January 1, 2008 through March 31, 2013

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.0%	4	0.30%
Greater than 3.5% and Less than 4.0%	2	0.15
Greater than 3.0% and Less than 3.5%	1	0.08
Greater than 2.5% and Less than 3.0%	1	0.08
Greater than 2.0% and Less than 2.5%	4	0.30
Greater than 1.5% and Less than 2.0%	2	0.15
Greater than 1.0% and Less than 1.5%	10	0.76
Greater than 0.5% and Less than 1.0%	90	6.82
Between 0.5% and –0.5%	1,106	83.91
Less than –0.5% and Greater than –1.0%	80	6.07
Less than –1.0% and Greater than –1.5%	13	0.99
Less than –1.5% and Greater than –2.0%	3	0.23
Less than –2.0% and Greater than –2.5%	1	0.08
Less than –2.5%	1	0.08

	1,318	100.00%

90	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Global Energy Sector Index Fund

Period Covered: January 1, 2008 through March 31, 2013

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	4	0.30%
Greater than 2.5% and Less than 3.0%	3	0.23
Greater than 2.0% and Less than 2.5%	5	0.38
Greater than 1.5% and Less than 2.0%	5	0.38
Greater than 1.0% and Less than 1.5%	23	1.75
Greater than 0.5% and Less than 1.0%	111	8.42
Between 0.5% and –0.5%	1,075	81.56
Less than –0.5% and Greater than –1.0%	70	5.31
Less than –1.0% and Greater than –1.5%	13	0.99
Less than –1.5% and Greater than –2.0%	2	0.15
Less than –2.0% and Greater than –2.5%	4	0.30
Less than –2.5% and Greater than –3.0%	3	0.23

	1,318	100.00%

iShares S&P Global Financials Sector Index Fund

Period Covered: January 1, 2008 through March 31, 2013

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.5%	4	0.30%
Greater than 4.0% and Less than 4.5%	2	0.15
Greater than 3.5% and Less than 4.0%	2	0.15
Greater than 3.0% and Less than 3.5%	3	0.23
Greater than 2.5% and Less than 3.0%	4	0.30
Greater than 2.0% and Less than 2.5%	10	0.76
Greater than 1.5% and Less than 2.0%	22	1.67
Greater than 1.0% and Less than 1.5%	43	3.26
Greater than 0.5% and Less than 1.0%	152	11.53
Between 0.5% and –0.5%	865	65.65
Less than –0.5% and Greater than –1.0%	137	10.39
Less than –1.0% and Greater than –1.5%	49	3.72
Less than –1.5% and Greater than –2.0%	12	0.90
Less than –2.0% and Greater than –2.5%	5	0.38
Less than –2.5% and Greater than –3.0%	2	0.15
Less than –3.0% and Greater than –3.5%	1	0.08
Less than –3.5% and Greater than –4.0%	2	0.15
Less than –4.0% and Greater than –4.5%	3	0.23

	1,318	100.00%

SUPPLEMENTAL INFORMATION	91

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Global Healthcare Sector Index Fund

Period Covered: January 1, 2008 through March 31, 2013

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	5	0.38%
Greater than 1.0% and Less than 1.5%	4	0.30
Greater than 0.5% and Less than 1.0%	30	2.28
Between 0.5% and –0.5%	1,180	89.53
Less than –0.5% and Greater than –1.0%	87	6.60
Less than –1.0% and Greater than –1.5%	7	0.53
Less than –1.5% and Greater than –2.0%	2	0.15
Less than –2.0% and Greater than –2.5%	3	0.23

	1,318	100.00%

iShares S&P Global Industrials Sector Index Fund

Period Covered: January 1, 2008 through March 31, 2013

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	4	0.30%
Greater than 2.5% and Less than 3.0%	1	0.08
Greater than 2.0% and Less than 2.5%	4	0.30
Greater than 1.5% and Less than 2.0%	2	0.15
Greater than 1.0% and Less than 1.5%	9	0.68
Greater than 0.5% and Less than 1.0%	130	9.86
Between 0.5% and –0.5%	980	74.36
Less than –0.5% and Greater than –1.0%	144	10.93
Less than –1.0% and Greater than –1.5%	26	1.97
Less than –1.5% and Greater than –2.0%	11	0.83
Less than –2.0% and Greater than –2.5%	3	0.23
Less than –2.5% and Greater than –3.0%	2	0.15
Less than –3.0% and Greater than –3.5%	1	0.08
Less than –3.5%	1	0.08

	1,318	100.00%

92	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Global Materials Sector Index Fund

Period Covered: January 1, 2008 through March 31, 2013

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.0%	3	0.23%
Greater than 3.5% and Less than 4.0%	1	0.08
Greater than 3.0% and Less than 3.5%	3	0.23
Greater than 2.5% and Less than 3.0%	1	0.08
Greater than 2.0% and Less than 2.5%	5	0.38
Greater than 1.5% and Less than 2.0%	16	1.21
Greater than 1.0% and Less than 1.5%	54	4.10
Greater than 0.5% and Less than 1.0%	213	16.16
Between 0.5% and –0.5%	805	61.07
Less than –0.5% and Greater than –1.0%	118	8.95
Less than –1.0% and Greater than –1.5%	55	4.17
Less than –1.5% and Greater than –2.0%	22	1.67
Less than –2.0% and Greater than –2.5%	11	0.83
Less than –2.5% and Greater than –3.0%	3	0.23
Less than –3.0% and Greater than –3.5%	2	0.15
Less than –3.5% and Greater than –4.0%	3	0.23
Less than –4.0%	3	0.23

	1,318	100.00%

iShares S&P Global Technology Sector Index Fund

Period Covered: January 1, 2008 through March 31, 2013

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	5	0.38%
Greater than 1.0% and Less than 1.5%	2	0.15
Greater than 0.5% and Less than 1.0%	21	1.59
Between 0.5% and –0.5%	1,224	92.86
Less than –0.5% and Greater than –1.0%	56	4.25
Less than –1.0% and Greater than –1.5%	6	0.46
Less than –1.5% and Greater than –2.0%	2	0.15
Less than –2.0% and Greater than –2.5%	1	0.08
Less than –2.5%	1	0.08

	1,318	100.00%

SUPPLEMENTAL INFORMATION	93

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Global Telecommunications Sector Index Fund

Period Covered: January 1, 2008 through March 31, 2013

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.5%	2	0.15%
Greater than 4.0% and Less than 4.5%	1	0.08
Greater than 3.5% and Less than 4.0%	2	0.15
Greater than 3.0% and Less than 3.5%	3	0.23
Greater than 2.5% and Less than 3.0%	4	0.30
Greater than 2.0% and Less than 2.5%	2	0.15
Greater than 1.5% and Less than 2.0%	7	0.53
Greater than 1.0% and Less than 1.5%	30	2.28
Greater than 0.5% and Less than 1.0%	128	9.71
Between 0.5% and –0.5%	998	75.72
Less than –0.5% and Greater than –1.0%	99	7.51
Less than –1.0% and Greater than –1.5%	25	1.89
Less than –1.5% and Greater than –2.0%	8	0.61
Less than –2.0% and Greater than –2.5%	3	0.23
Less than –2.5% and Greater than –3.0%	2	0.15
Less than –3.0% and Greater than –3.5%	3	0.23
Less than –3.5% and Greater than –4.0%	1	0.08

	1,318	100.00%

iShares S&P Global Utilities Sector Index Fund

Period Covered: January 1, 2008 through March 31, 2013

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.5%	7	0.53%
Greater than 3.0% and Less than 3.5%	2	0.15
Greater than 2.5% and Less than 3.0%	2	0.15
Greater than 2.0% and Less than 2.5%	4	0.30
Greater than 1.5% and Less than 2.0%	3	0.23
Greater than 1.0% and Less than 1.5%	27	2.05
Greater than 0.5% and Less than 1.0%	154	11.69
Between 0.5% and –0.5%	990	75.12
Less than –0.5% and Greater than –1.0%	96	7.28
Less than –1.0% and Greater than –1.5%	15	1.14
Less than –1.5% and Greater than –2.0%	4	0.30
Less than –2.0% and Greater than –2.5%	4	0.30
Less than –2.5% and Greater than –3.0%	3	0.23
Less than –3.0% and Greater than –3.5%	2	0.15
Less than –3.5% and Greater than –4.0%	1	0.08
Less than –4.0%	4	0.30

	1,318	100.00%

94	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Chief Compliance Officer, Treasurer and Secretary shall each hold office until their successors are chosen and qualified, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not interested persons of the Trust (as defined in the 1940 Act) are referred to as Independent Trustees.

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee of iShares Trust also serves as a Director of iShares, Inc., a Director of iShares MSCI Russia Capped Index Fund, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 287 funds (as of March 31, 2013) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees and Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert S. Kapito[a] (56)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of BlackRock, Inc. (since 2007); Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

Michael Latham[b] (47)	Trustee (since 2010); President (since 2007).	Chairman of iShares, BlackRock (since 2011); Global Chief Executive Officer of iShares, BlackRock (2010-2011); Managing Director, BlackRock (since 2009); Head of Americas iShares, Barclays Global Investors (“BGI”) (2007-2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005-2009); Chief Operating Officer of the Intermediary Investor and Exchange-Traded Products Business, BGI (2003-2007).	Director of iShares, Inc. (since 2010); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	95

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert H. Silver (57)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Paine Webber Inc.) (2003-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Independent Chairman of iShares, Inc., iShares MSCI Russia Capped Index Fund, Inc. and iShares U.S. ETF Trust (since 2012).

Cecilia H. Herbert (64)	Trustee (since 2005); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).	Trustee and Member (since 2011) of the Investment Committee, WNET, the New York public broadcasting company; Director (since 1998) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010), the Thacher School; Member (since 1994) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco.	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (69)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

96	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
John E. Kerrigan (57)	Trustee (since 2005); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

John E. Martinez (51)	Trustee (since 2003); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

George G.C. Parker (74)	Trustee (since 2000).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University Graduate School of Business (Professor since 1973; Emeritus since 2006).	Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Madhav V. Rajan (48)	Trustee (since 2011); 15(c) Committee Chair (since 2012).	Robert K. Jaedicke Professor of Accounting and Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Visiting Professor, University of Chicago (2007-2008).	Director of iShares, Inc. (since 2011); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

TRUSTEE AND OFFICER INFORMATION	97

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years
Edward B. Baer (44)	Vice President and Chief Legal Officer (since 2012).	Managing Director of Legal & Compliance, BlackRock (since 2006); Director of Legal & Compliance, BlackRock (2004-2006).

Eilleen M. Clavere (60)	Secretary (since 2007).	Director of Global Fund Administration, BlackRock (since 2009); Director of Legal Administration of Intermediary Investor Business, BGI (2006-2009); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel of Kirkpatrick & Lockhart LLP (2001-2005).

Jack Gee (53)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Scott Radell (44)	Executive Vice President (since 2012).	Managing Director, BlackRock (since 2009); Head of Portfolio Solutions, BlackRock (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (50)	Executive Vice President (since 2007).	Senior Managing Director, BlackRock (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (49)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Head of Strategic Product Initiatives for iShares (since 2012); Chief Legal Officer, Exchange-Traded Fund Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

98	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

Certain financial information required by regulations or listing exchange rules in jurisdictions outside the U.S. in which iShares Funds are cross-listed may be publicly filed in those jurisdictions. This information is available upon request by calling 1-800-474-2737.

©2013 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

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iS-AR-30-0313

MARCH 31, 2013

2013 ANNUAL REPORT

iShares Trust

➢	iShares Core S&P 500 ETF | IVV | NYSE Arca
➢	iShares Core S&P Mid-Cap ETF | IJH | NYSE Arca
➢	iShares Core S&P Small-Cap ETF | IJR | NYSE Arca
➢	iShares Core S&P Total U.S. Stock Market ETF | ITOT | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

DOMESTIC MARKET OVERVIEW

Equities delivered solid performance for the 12-month reporting period ended March 31, 2013 (the “reporting period”), with the S&P 500 and the Dow Jones Industrial Average finishing the reporting period at record highs, and the Dow Jones Industrial Average finally erasing losses incurred since October 2007. The technology-heavy NASDAQ achieved more moderate results due to challenges in the technology sector, although its returns were positive during the reporting period.

Stocks benefited from improved economic data, including a decline in the unemployment rate to 7.6% in March 2013, stronger consumer spending levels, and improvement in the housing industry. As the housing recovery appeared to gain traction, acceleration in new-home building fueled growth in the construction sector. Permits for new home construction climbed 4.6% in February 2013, the largest increase since June 2008. Resales of homes, meanwhile, reached their highest levels in three years in the first quarter of 2013. Corporate profit growth also remained stable, with after-tax profits growing 2.3% in the fourth quarter of 2012. The successful aversion of the fiscal cliff at the end of 2012 also contributed to investor optimism. Despite government spending cuts and higher taxes in 2013, retail sales rose 1.1% in February 2013.

A continuation of the Federal Reserve’s “easy-money” policy benefited equity markets, as the low-interest rate environment made alternatives such as Treasury bonds less attractive to investors when compared to equities. In March 2013, the Federal Reserve reinforced its plan to keep short-term interest rates at low levels until unemployment levels fall to 6.5%.

Investors dismissed some negative news, though. Economic growth slowed in the fourth quarter of 2012, growing by only 0.4% compared with 3.1% growth for the third quarter of 2012. The Conference Board’s consumer confidence index sank to 59.7 in March 2013, from a downwardly revised 68.0 in February 2013. Apparent cooling in the manufacturing sector was illustrated by the Institute for Supply Management’s index of national factory activity, which dropped to 51.3 in March 2013 from 54.2 in the previous month. Investors also seemed unfazed by uncertainty about the federal budget, with the potential fiscal cliff that was averted, as well as ongoing discussions of debt ceilings and sequester cuts. The automatic spending cuts are set to reduce government agency budgets by $85 billion in the period from March 2, 2013 to October 1, 2013.

Concerns surrounding economic conditions in Europe resurfaced during the reporting period, as Spain released disappointing economic data and unemployment levels in Germany rose. In the first quarter of 2013, an economic crisis on the island of Cyprus drove concerns about the health of the European financial system, although the announcement of a bailout plan temporarily alleviated worries. Despite the negative news from Europe, though, the overall effect of a weak European landscape was higher asset flows from Europe into U.S. markets, benefiting domestic equity markets.

For the reporting period, small-capitalization stocks outperformed large-capitalization stocks but underperformed mid-capitalization stocks, as measured by the S&P and Russell Indices. Value-oriented stocks outpaced growth stocks across all market capitalizations. The relative performance of value stocks may have been attributable in part to the tax implications of holding dividend-paying stocks, which tend to be associated with value-oriented stocks. Uncertainty existed for much of 2012 surrounding future tax rates, but in the first quarter of 2013, investors were able to invest in dividend-paying stocks with future clarity regarding their tax consequences. Large-capitalization growth stocks represented the poorest-performing segment of the broad U.S. equity market, although they still achieved solid returns.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® CORE S&P 500 ETF

Performance as of March 31, 2013

Average Annual Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Ten Years Ended 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
13.90%	13.84%	13.96%	5.76%	5.75%	5.81%	8.46%	8.47%	8.53%

Cumulative Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Ten Years Ended 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
13.90%	13.84%	13.96%	32.33%	32.24%	32.64%	125.31%	125.40%	126.78%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,101.60	$0.37	$1,000.00	$1,024.60	$0.35	0.07%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

6	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® CORE S&P 500 ETF

The iShares Core S&P 500 ETF (the “Fund”), formerly the iShares S&P 500 Index Fund, seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500® (the “Index”). The Index measures the performance of the large-capitalization sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2013, the total return for the Fund was 13.90%, net of fees, while the total return for the Index was 13.96%.

As discussed in the market overview, equities experienced solid gains for the reporting period, with broad domestic equity indices reaching record highs. The Index reflected the equity market strength that characterized the 12-month reporting period, achieving sound results for the reporting period.

In terms of sector returns, nine of the ten major sectors contributed positively to Index performance, with typically value-oriented sectors generally outpacing growth-oriented sectors. The value-oriented health care sector, which accounted for 12% of the Index on average and experienced overall gains of roughly 25%, was the largest sector contributor to Index returns. Reflecting increased consumer spending during the reporting period, consumer-based sectors performed well, as the consumer staples, a value-oriented sector, contributed meaningfully to Index gains, as did the typically growth-oriented consumer discretionary sector. The growth-oriented information technology sector, the largest sector in the Index, detracted modestly for the reporting period. Because it represented an average of 19% of the Index during the reporting period, its decline had a negative impact on Index returns.

PORTFOLIO ALLOCATION

As of 3/31/13

Sector*	Percentage of Net Assets
Consumer Non-Cyclical	22.19%
Financial	16.27
Technology	12.82
Communications	11.26
Energy	10.96
Industrial	10.25
Consumer Cyclical	9.23
Utilities	3.43
Basic Materials	3.23
Diversified	0.06
Short-Term and Other Net Assets	0.30

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/13

Security	Percentage of Net Assets
Apple Inc.	2.96%
Exxon Mobil Corp.	2.88
General Electric Co.	1.71
Chevron Corp.	1.65
Johnson & Johnson	1.63
International Business Machines Corp.	1.59
Microsoft Corp.	1.54
Google Inc. Class A	1.51
Procter & Gamble Co. (The)	1.50
Pfizer Inc.	1.48

TOTAL	18.45%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® CORE S&P MID-CAP ETF

Performance as of March 31, 2013

Average Annual Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Ten Years Ended 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
17.72%	17.69%	17.83%	9.73%	9.67%	9.85%	12.30%	12.32%	12.45%

Cumulative Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Ten Years Ended 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
17.72%	17.69%	17.83%	59.08%	58.66%	59.96%	218.98%	219.46%	223.15%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,175.00	$0.76	$1,000.00	$1,024.20	$0.71	0.14%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

8	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® CORE S&P MID-CAP ETF

The iShares Core S&P Mid-Cap ETF (the “Fund”), formerly the iShares S&P MidCap 400 Index Fund, seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P MidCap 400® (the “Index”). The Index measures the performance of the mid-capitalization sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2013, the total return for the Fund was 17.72%, net of fees, while the total return for the Index was 17.83%.

As discussed in the market overview, equities experienced solid gains for the reporting period, with broad domestic equity indices reaching record highs. The Index reflected the equity market strength that characterized the 12-month reporting period, delivering sound results, and outperforming large- and small-capitalization indices.

In terms of sector returns, all ten major sectors contributed positively to Index performance, with typically value-oriented sectors generally outpacing growth-oriented sectors. The financials sector’s absolute return, although solid, was not among the highest sector gains. However, because it was the largest sector in the Index, comprising an average of 22% of the Index during the reporting period, its return generated the most significant contribution to Index performance. The three strongest absolute sector returns were registered by three historically value-oriented sectors — consumer staples, health care, and utilities, and all three sectors contributed meaningfully to Index returns. The growth-oriented information technology sector contributed only modestly for the reporting period. Telecommunication services, which represented less than 1% of the Index, added only slightly to Index gains.

PORTFOLIO ALLOCATION

As of 3/31/13

Sector*	Percentage of Net Assets

Financial	22.63%
Industrial	19.35
Consumer Non-Cyclical	18.07
Consumer Cyclical	12.25
Technology	8.17
Energy	5.59
Utilities	5.11
Communications	4.42
Basic Materials	4.31
Short-Term and Other Net Assets	0.10

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/13

Security	Percentage of Net Assets

Regeneron Pharmaceuticals Inc.	1.00%
Kansas City Southern Industries Inc.	0.91
Vertex Pharmaceuticals Inc.	0.89
Equinix Inc.	0.79
AMETEK Inc.	0.78
HollyFrontier Corp.	0.78
Church & Dwight Co. Inc.	0.66
Macerich Co. (The)	0.66
Realty Income Corp.	0.65
Henry Schein Inc.	0.60

TOTAL	7.72%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® CORE S&P SMALL-CAP ETF

Performance as of March 31, 2013

Average Annual Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Ten Years Ended 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
16.13%	16.08%	16.14%	9.10%	9.09%	9.19%	12.24%	12.23%	12.36%

Cumulative Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Ten Years Ended 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
16.13%	16.08%	16.14%	54.58%	54.50%	55.21%	217.25%	217.09%	220.76%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,142.80	$0.75	$1,000.00	$1,024.20	$0.71	0.14%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

10	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

The iShares Core S&P Small-Cap ETF (the “Fund”), formerly the iShares S&P SmallCap 600 Index Fund, seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P SmallCap 600® (the “Index”). The Index measures the performance of the small-capitalization sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2013, the total return for the Fund was 16.13%, net of fees, while the total return for the Index was 16.14%.

As discussed in the market overview, equities experienced solid gains for the reporting period, with broad domestic equity indices reaching record highs. The Index reflected the equity market strength that characterized the 12-month reporting period, delivering healthy returns, outperforming large-capitalization indices but lagging the performance of mid-capitalization indices.

In terms of sector returns, nine of the ten major sectors contributed positively to Index performance for the reporting period. The largest addition to Index returns by far came from the financials sector, which was also the largest sector at an average of 21% of the Index during the reporting period. Consumer discretionary, the third-largest sector at an average of 16% of the Index, also contributed meaningfully, reflecting stronger consumer spending levels during the reporting period. The industrials sector added significantly, benefiting from increased industrial activity. Energy, which accounted for only 4% of the Index on average, made a flat contribution to returns. The telecommunication services sector declined, but, representing less than an average of 1% of the Index, it detracted only slightly from Index returns.

PORTFOLIO ALLOCATION

As of 3/31/13

Sector*	Percentage of Net Assets

Financial	20.38%
Industrial	19.22
Consumer Non-Cyclical	16.90
Consumer Cyclical	16.55
Technology	9.47
Communications	4.55
Basic Materials	4.52
Energy	4.31
Utilities	3.99
Short-Term and Other Net Assets	0.11

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/13

Security	Percentage of Net Assets

Tanger Factory Outlet Centers Inc.	0.60%
Eagle Materials Inc.	0.55
Gulfport Energy Corp.	0.55
Brunswick Corp.	0.54
Cubist Pharmaceuticals Inc.	0.53
Cymer Inc.	0.53
Teledyne Technologies Inc.	0.51
Mid-America Apartment Communities Inc.	0.51
ProAssurance Corp.	0.51
A.O. Smith Corp.	0.50

TOTAL	5.33%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

Performance as of March 31, 2013

Average Annual Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Inception to 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
14.22%	14.20%	14.36%	6.08%	6.07%	6.26%	5.89%	5.87%	6.06%

Cumulative Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Inception to 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
14.22%	14.20%	14.36%	34.34%	34.24%	35.46%	69.19%	68.95%	71.84%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 1/20/04. The first day of secondary market trading was 1/23/04.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,108.80	$0.42	$1,000.00	$1,024.50	$0.40	0.08%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

12	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

The iShares Core S&P Total U.S. Stock Market ETF (the “Fund”), formerly the iShares S&P 1500 Index Fund, seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Composite 1500® (the “Index”). The Index is comprised of the S&P 500®, MidCap 400® and SmallCap 600®. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2013, the total return for the Fund was 14.22%, net of fees, while the total return for the Index was 14.36%.

As discussed in the market overview, equities experienced solid gains for the reporting period, with broad domestic equity indices reaching record highs. The Index reflected the equity market strength that characterized the 12-month reporting period, delivering sound results for the reporting period.

In terms of sector returns, nine of the ten major sectors contributed positively to Index performance for the reporting period. The financials and health care sectors were tied as the two largest contributors to Index performance for the reporting period. Although the absolute returns that the health care sector achieved were greater than those of the financials sector, financials comprised a larger weighting in the Index, representing an average of 16% of the Index during the reporting period while the health care sector accounted for an average of 12% of the Index. The consumer discretionary and consumer staples sectors achieved solid gains and added meaningfully to Index returns, reflecting the increase in consumer spending during the reporting period. The industrials sector contributed significantly, benefiting from increased industrial activity. Information technology stocks detracted modestly from Index returns.

PORTFOLIO ALLOCATION

As of 3/31/13

Sector*	Percentage of Net Assets

Consumer Non-Cyclical	21.69%
Financial	16.96
Technology	12.32
Industrial	11.35
Communications	10.45
Energy	10.27
Consumer Cyclical	9.76
Utilities	3.59
Basic Materials	3.37
Diversified	0.05
Short-Term and Other Net Assets	0.19

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/13

Security	Percentage of Net Assets

Apple Inc.	2.61%
Exxon Mobil Corp.	2.54
General Electric Co.	1.51
Chevron Corp.	1.45
Johnson & Johnson	1.43
International Business Machines Corp.	1.40
Microsoft Corp.	1.35
Google Inc. Class A	1.33
Procter & Gamble Co. (The)	1.32
Pfizer Inc.	1.30

TOTAL	16.24%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

About Fund Performance (Unaudited)

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on October 1, 2012 and held through March 31, 2013, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

14	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® CORE S&P 500 ETF

March 31, 2013

Security	Shares	Value	% of Net Assets

COMMON STOCKS

ADVERTISING
Other securities[a]		$60,838,103	0.15%

		60,838,103	0.15
AEROSPACE & DEFENSE
United Technologies Corp.	2,467,830	230,569,357	0.56
Other securities[a]		466,283,145	1.14

		696,852,502	1.70
AGRICULTURE
Altria Group Inc.	5,881,461	202,263,444	0.49
Philip Morris International Inc.	4,821,974	447,045,209	1.09
Other securities[a]		151,690,045	0.37

		800,998,698	1.95
AIRLINES
Other securities[a]		28,720,919	0.07

		28,720,919	0.07
APPAREL
Other securities[a]		239,775,043	0.58

		239,775,043	0.58
AUTO MANUFACTURERS
Other securities[a]		203,234,734	0.50

		203,234,734	0.50
AUTO PARTS & EQUIPMENT
Other securities[a]		143,474,046	0.35

		143,474,046	0.35
BANKS
Bank of America Corp.	31,663,572	385,662,307	0.94
Citigroup Inc.	8,892,576	393,407,562	0.96
Goldman Sachs Group Inc. (The)	1,280,498	188,425,281	0.46
J.P. Morgan Chase & Co.	11,200,453	531,573,499	1.30
PNC Financial Services Group Inc. (The)[b]	1,546,391	102,835,002	0.25
U.S. Bancorp	5,452,873	185,015,981	0.45
Wells Fargo & Co.	14,344,550	530,604,905	1.29
Other securities[a]		699,154,699	1.70

		3,016,679,236	7.35

Security	Shares	Value	% of Net Assets

BEVERAGES
Coca-Cola Co. (The)	11,215,908	$453,571,320	1.11%
PepsiCo Inc.	4,514,721	357,159,578	0.87
Other securities[a]		181,522,180	0.44

		992,253,078	2.42
BIOTECHNOLOGY
Amgen Inc.	2,190,065	224,503,563	0.55
Gilead Sciences Inc.[c,d]	4,455,007	217,983,493	0.53
Other securities[a]		360,620,161	0.88

		803,107,217	1.96
BUILDING MATERIALS
Other securities[a]		40,741,412	0.10

		40,741,412	0.10
CHEMICALS
Other securities[a]		996,145,320	2.43

		996,145,320	2.43
COAL
Other securities[a]		39,150,619	0.10

		39,150,619	0.10
COMMERCIAL SERVICES
Other securities[a]		503,696,234	1.23

		503,696,234	1.23
COMPUTERS
Apple Inc.	2,747,924	1,216,313,600	2.96
International Business Machines Corp.	3,065,648	653,902,718	1.59
Other securities[a]		746,981,272	1.83

		2,617,197,590	6.38
COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	7,993,636	615,989,590	1.50
Other securities[a]		222,990,593	0.54

		838,980,183	2.04
DISTRIBUTION & WHOLESALE
Other securities[a]		130,387,095	0.32

		130,387,095	0.32
DIVERSIFIED FINANCIAL SERVICES
American Express Co.	2,812,330	189,719,782	0.46
BlackRock Inc.[b]	368,091	94,555,216	0.23
Visa Inc. Class A	1,509,150	256,314,036	0.62
Other securities[a]		496,131,959	1.22

		1,036,720,993	2.53

SUMMARY SCHEDULES OF INVESTMENTS	15

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P 500 ETF

March 31, 2013

Security	Value	% of Net Assets

ELECTRIC
Other securities[a]	$1,282,012,277	3.12%

	1,282,012,277	3.12
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]	129,864,539	0.32

	129,864,539	0.32
ELECTRONICS
Other securities[a]	492,019,605	1.20

	492,019,605	1.20
ENGINEERING & CONSTRUCTION
Other securities[a]	52,991,920	0.13

	52,991,920	0.13
ENTERTAINMENT
Other securities[a]	12,807,053	0.03

	12,807,053	0.03
ENVIRONMENTAL CONTROL
Other securities[a]	105,634,413	0.26

	105,634,413	0.26
FOOD
Other securities[a]	841,654,707	2.05

	841,654,707	2.05
FOREST PRODUCTS & PAPER
Other securities[a]	78,803,095	0.19

	78,803,095	0.19
GAS
Other securities[a]	124,102,045	0.30

	124,102,045	0.30
HAND & MACHINE TOOLS
Other securities[a]	52,027,909	0.13

	52,027,909	0.13
HEALTH CARE — PRODUCTS
Other securities[a]	729,184,859	1.78

	729,184,859	1.78
HEALTH CARE — SERVICES
Other securities[a]	476,880,667	1.16

	476,880,667	1.16
HOLDING COMPANIES — DIVERSIFIED
Other securities[a]	23,545,665	0.06

	23,545,665	0.06
HOME BUILDERS
Other securities[a]	60,070,919	0.15

	60,070,919	0.15

Security	Shares	Value	% of Net Assets

HOME FURNISHINGS
Other securities[a]		$36,055,113	0.09%

		36,055,113	0.09
HOUSEHOLD PRODUCTS & WARES
Other securities[a]		157,690,549	0.38

		157,690,549	0.38
HOUSEWARES
Other securities[a]		21,894,846	0.05

		21,894,846	0.05
INSURANCE
Berkshire Hathaway Inc. Class Bc	5,337,362	556,153,120	1.36
Other securities[a]		1,151,996,341	2.80

		1,708,149,461	4.16
INTERNET
Amazon.com Inc.[c]	1,064,100	283,572,009	0.69
eBay Inc.[c]	3,414,561	185,137,498	0.45
Google Inc. Class Ac	781,409	620,462,188	1.51
Other securities[a]		322,875,921	0.79

		1,412,047,616	3.44
IRON & STEEL
Other securities[a]		69,432,275	0.17

		69,432,275	0.17
LEISURE TIME
Other securities[a]		79,878,393	0.19

		79,878,393	0.19
LODGING
Other securities[a]		121,241,413	0.30

		121,241,413	0.30
MACHINERY
Other securities[a]		453,872,778	1.11

		453,872,778	1.11
MANUFACTURING
3M Co.	1,857,652	197,486,984	0.48
General Electric Co.	30,428,438	703,505,487	1.71
Other securities[a]		477,429,745	1.17

		1,378,422,216	3.36
MEDIA
Comcast Corp. Class A	7,724,016	324,485,912	0.79
News Corp. Class A NVS	5,851,769	178,595,990	0.44
Walt Disney Co. (The)	5,283,327	300,092,974	0.73

16	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P 500 ETF

March 31, 2013

Security	Shares	Value	% of Net Assets

Other securities[a]		$643,164,463	1.56%

		1,446,339,339	3.52
METAL FABRICATE & HARDWARE
Other securities[a]		81,259,755	0.20

		81,259,755	0.20
MINING
Other securities[a]		179,524,076	0.44

		179,524,076	0.44
OFFICE & BUSINESS EQUIPMENT
Other securities[a]		39,553,891	0.10

		39,553,891	0.10
OIL & GAS
Chevron Corp.	5,684,906	675,480,531	1.65
ConocoPhillips	3,573,048	214,740,185	0.52
Exxon Mobil Corp.	13,111,138	1,181,444,645	2.88
Occidental Petroleum Corp.	2,357,130	184,728,278	0.45
Other securities[a]		1,330,188,343	3.24

		3,586,581,982	8.74
OIL & GAS SERVICES
Schlumberger Ltd.	3,886,895	291,089,567	0.71
Other securities[a]		343,651,170	0.84

		634,740,737	1.55
PACKAGING & CONTAINERS
Other securities[a]		59,437,128	0.14

		59,437,128	0.14
PHARMACEUTICALS
AbbVie Inc.	4,625,558	188,630,255	0.46
Bristol-Myers Squibb Co.	4,791,439	197,359,372	0.48
Johnson & Johnson	8,180,025	666,917,438	1.63
Merck & Co. Inc.	8,844,428	391,189,051	0.95
Pfizer Inc.	21,037,195	607,133,448	1.48
Other securities[a]		914,170,928	2.23

		2,965,400,492	7.23
PIPELINES
Other securities[a]		234,928,054	0.57

		234,928,054	0.57
REAL ESTATE
Other securities[a]		22,477,777	0.05

		22,477,777	0.05

Security	Shares	Value	% of Net Assets

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		$864,612,788	2.11%

		864,612,788	2.11
RETAIL
CVS Caremark Corp.	3,602,895	198,123,196	0.48
Home Depot Inc. (The)	4,375,392	305,314,854	0.74
McDonald’s Corp.	2,934,456	292,535,919	0.71
Wal-Mart Stores Inc.	4,894,559	366,259,850	0.89
Other securities[a]		1,475,921,695	3.61

		2,638,155,514	6.43
SAVINGS & LOANS
Other securities[a]		25,298,805	0.06

		25,298,805	0.06
SEMICONDUCTORS
Intel Corp.	14,473,509	316,246,172	0.77
QUALCOMM Inc.	5,027,814	336,612,147	0.82
Other securities[a]		494,086,584	1.20

		1,146,944,903	2.79
SOFTWARE
Microsoft Corp.	22,060,303	631,145,269	1.54
Oracle Corp.	10,806,035	349,467,172	0.85
Other securities[a]		477,709,099	1.16

		1,458,321,540	3.55
TELECOMMUNICATIONS
AT&T Inc.	16,069,814	589,601,476	1.44
Cisco Systems Inc.	15,603,107	326,260,967	0.80
Verizon Communications Inc.	8,364,175	411,099,201	1.00
Other securities[a]		376,035,788	0.91

		1,702,997,432	4.15
TEXTILES
Other securities[a]		13,533,524	0.03

		13,533,524	0.03
TOYS, GAMES & HOBBIES
Other securities[a]		58,880,928	0.14

		58,880,928	0.14
TRANSPORTATION
Union Pacific Corp.	1,373,366	195,581,052	0.48
United Parcel Service Inc. Class B	2,092,614	179,755,543	0.44

SUMMARY SCHEDULES OF INVESTMENTS	17

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P 500 ETF

March 31, 2013

Security	Shares	Value	% of Net Assets

Other securities[a]		$287,154,256	0.69%

		662,490,851	1.61

TOTAL COMMON STOCKS
(Cost: $38,565,757,274)		40,910,716,871	99.70

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[b,e,f]	781,593,679	781,593,679	1.90
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[b,e,f]	55,514,372	55,514,372	0.14
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[b,e]	244,728,536	244,728,536	0.60

		1,081,836,587	2.64

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,081,836,587)		1,081,836,587	2.64

TOTAL INVESTMENTS IN SECURITIES
(Cost: $39,647,593,861)		41,992,553,458	102.34
Other Assets, Less Liabilities		(961,250,235)	(2.34)

NET ASSETS		$41,031,303,223	100.00%

NVS — Non-Voting Shares

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2013. Other securities may include securities on loan and non-income earning securities.
[b]	Affiliated issuer. See Note 2.
[c]	Non-income earning security.
[d]	All or a portion of this security represents a security on loan. See Note 5.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

Financial futures contracts purchased as of March 31, 2013 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
1,326	E-mini S&P 500 (Jun. 2013)	Chicago Mercantile	$103,607,010	$1,902,624

See notes to financial statements.

18	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® CORE S&P MID-CAP ETF

March 31, 2013

Security	Shares	Value	% of Net Assets

COMMON STOCKS

ADVERTISING
Other securities[a]		$30,556,586	0.20%

		30,556,586	0.20
AEROSPACE & DEFENSE
B/E Aerospace Inc.[b]	1,182,753	71,308,178	0.47
Other securities[a]		120,944,433	0.79

		192,252,611	1.26
AGRICULTURE
Other securities[a]		14,813,165	0.10

		14,813,165	0.10
AIRLINES
Other securities[a]		68,242,629	0.45

		68,242,629	0.45
APPAREL
Other securities[a]		149,864,057	0.99

		149,864,057	0.99
AUTO MANUFACTURERS
Other securities[a]		42,011,308	0.28

		42,011,308	0.28
BANKS
Other securities[a]		552,391,522	3.64

		552,391,522	3.64
BEVERAGES
Green Mountain Coffee Roasters Inc.[b,c]	1,394,260	79,138,198	0.52

		79,138,198	0.52
BIOTECHNOLOGY
Regeneron Pharmaceuticals Inc.[b,c]	862,648	152,171,107	1.00
Vertex Pharmaceuticals Inc.[b]	2,464,046	135,473,249	0.89
Other securities[a]		84,955,960	0.56

		372,600,316	2.45
BUILDING MATERIALS
Fortune Brands Home & Security Inc.[b]	1,854,132	69,400,161	0.46
Other securities[a]		119,714,719	0.78

		189,114,880	1.24

Security	Shares	Value	% of Net Assets

CHEMICALS
Albemarle Corp.	1,005,504	$62,864,110	0.41%
Ashland Inc.	828,821	61,581,400	0.41
Other securities[a]		271,172,213	1.78

		395,617,723	2.60
COAL
Other securities[a]		33,288,080	0.22

		33,288,080	0.22
COMMERCIAL SERVICES
Alliance Data Systems Corp.[b,c]	562,623	91,083,037	0.60
Other securities[a]		726,054,878	4.78

		817,137,915	5.38
COMPUTERS
Synopsys Inc.[b]	1,735,857	62,282,549	0.41
Other securities[a]		292,660,836	1.93

		354,943,385	2.34
DISTRIBUTION & WHOLESALE
LKQ Corp.[b]	3,370,504	73,342,167	0.48
Other securities[a]		133,650,776	0.88

		206,992,943	1.36
DIVERSIFIED FINANCIAL SERVICES
Affiliated Managers Group Inc.[b]	593,851	91,197,698	0.60
Other securities[a]		253,521,686	1.67

		344,719,384	2.27
ELECTRIC
Alliant Energy Corp.	1,254,921	62,971,936	0.41
OGE Energy Corp.	1,116,624	78,141,347	0.51
Other securities[a]		385,643,483	2.55

		526,756,766	3.47
ELECTRICAL COMPONENTS & EQUIPMENT
AMETEK Inc.	2,747,525	119,132,684	0.78
Energizer Holdings Inc.	700,164	69,827,356	0.46
Other securities[a]		112,725,057	0.75

		301,685,097	1.99
ELECTRONICS
Mettler-Toledo International Inc.[b]	341,885	72,896,720	0.48
Trimble Navigation Ltd.[b]	2,882,354	86,355,326	0.57
Other securities[a]		211,105,873	1.39

		370,357,919	2.44

SUMMARY SCHEDULES OF INVESTMENTS	19

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P MID-CAP ETF

March 31, 2013

Security	Shares	Value	% of Net Assets

ENGINEERING & CONSTRUCTION
Other securities[a]		$146,281,707	0.96%

		146,281,707	0.96
ENTERTAINMENT
Other securities[a]		88,144,350	0.58

		88,144,350	0.58
ENVIRONMENTAL CONTROL
Other securities[a]		102,192,936	0.67

		102,192,936	0.67
FOOD
Ingredion Inc.	872,123	63,071,935	0.42
Other securities[a]		231,540,333	1.52

		294,612,268	1.94
FOREST PRODUCTS & PAPER
Other securities[a]		30,544,324	0.20

		30,544,324	0.20
GAS
Other securities[a]		199,664,966	1.31

		199,664,966	1.31
HAND & MACHINE TOOLS
Other securities[a]		127,096,050	0.84

		127,096,050	0.84
HEALTH CARE — PRODUCTS
Henry Schein Inc.[b,c]	988,510	91,486,601	0.60
Hologic Inc.[b,c]	3,028,121	68,435,535	0.45
ResMed Inc.[c]	1,618,333	75,025,918	0.49
Other securities[a]		269,297,439	1.78

		504,245,493	3.32
HEALTH CARE — SERVICES
Universal Health Services Inc. Class B	1,004,309	64,145,216	0.42
Other securities[a]		263,322,957	1.74

		327,468,173	2.16
HOLDING COMPANIES — DIVERSIFIED
Other securities[a]		19,298,759	0.13

		19,298,759	0.13
HOME BUILDERS
Other securities[a]		169,730,377	1.12

		169,730,377	1.12
HOME FURNISHINGS
Other securities[a]		33,497,421	0.22

		33,497,421	0.22

Security	Shares	Value	% of Net Assets

HOUSEHOLD PRODUCTS & WARES
Church & Dwight Co. Inc.	1,558,022	$100,694,962	0.66%
Other securities[a]		122,470,431	0.81

		223,165,393	1.47
INSURANCE
Alleghany Corp.[b]	190,245	75,321,801	0.50
Everest Re Group Ltd.	576,431	74,855,330	0.49
Other securities[a]		579,046,169	3.81

		729,223,300	4.80
INTERNET
Equinix Inc.[b,c]	551,171	119,223,799	0.79
Rackspace Hosting Inc.[b,c]	1,246,143	62,905,299	0.41
Other securities[a]		92,599,613	0.61

		274,728,711	1.81
IRON & STEEL
Other securities[a]		146,336,092	0.96

		146,336,092	0.96
LEISURE TIME
Polaris Industries Inc.	717,576	66,368,604	0.44
Other securities[a]		34,771,245	0.22

		101,139,849	0.66
MACHINERY
Other securities[a]		356,221,946	2.34

		356,221,946	2.34
MANUFACTURING
Other securities[a]		341,243,931	2.25

		341,243,931	2.25
MEDIA
Other securities[a]		141,423,247	0.93

		141,423,247	0.93
METAL FABRICATE & HARDWARE
Other securities[a]		110,992,528	0.73

		110,992,528	0.73
MINING
Other securities[a]		81,746,536	0.54

		81,746,536	0.54
OFFICE FURNISHINGS
Other securities[a]		36,445,453	0.24

		36,445,453	0.24

20	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P MID-CAP ETF

March 31, 2013

Security	Shares	Value	% of Net Assets

OIL & GAS
Cimarex Energy Co.	974,647	$73,527,369	0.48%
HollyFrontier Corp.	2,298,774	118,271,922	0.78
Plains Exploration & Production Co.[b]	1,458,519	69,235,897	0.46
Other securities[a]		241,313,170	1.59

		502,348,358	3.31
OIL & GAS SERVICES
Oceaneering International Inc.	1,220,725	81,068,347	0.53
Other securities[a]		231,976,638	1.53

		313,044,985	2.06
PACKAGING & CONTAINERS
Rock-Tenn Co. Class A	810,686	75,223,554	0.50
Other securities[a]		132,329,798	0.87

		207,553,352	1.37
PHARMACEUTICALS
Other securities[a]		111,220,686	0.73

		111,220,686	0.73
REAL ESTATE
Other securities[a]		66,894,321	0.44

		66,894,321	0.44
REAL ESTATE INVESTMENT TRUSTS
Camden Property Trust	954,395	65,547,849	0.43
Duke Realty Corp.[c]	3,630,726	61,649,727	0.41
Essex Property Trust Inc.	427,931	64,437,850	0.42
Federal Realty Investment Trust	733,377	79,234,051	0.52
Macerich Co. (The)[c]	1,551,428	99,880,935	0.66
Rayonier Inc.[c]	1,408,226	84,028,845	0.55
Realty Income Corp.[c]	2,191,097	99,366,249	0.65
SL Green Realty Corp.	1,023,053	88,095,094	0.58
UDR Inc.	2,828,796	68,428,575	0.45
Other securities[a]		875,946,768	5.78

		1,586,615,943	10.45
RETAIL
Advance Auto Parts Inc.	832,065	68,770,172	0.45
Tractor Supply Co.	780,932	81,318,449	0.54
Other securities[a]		740,106,142	4.87

		890,194,763	5.86

Security	Shares	Value	% of Net Assets

SAVINGS & LOANS
New York Community Bancorp Inc.	4,966,543	$71,269,892	0.47%
Other securities[a]		65,167,594	0.43

		136,437,486	0.90
SEMICONDUCTORS
Cree Inc.[b,c]	1,319,841	72,208,501	0.48
Other securities[a]		253,780,258	1.67

		325,988,759	2.15
SHIPBUILDING
Other securities[a]		29,868,693	0.20

		29,868,693	0.20
SOFTWARE
ANSYS Inc.[b]	1,049,789	85,473,820	0.56
Other securities[a]		474,757,617	3.13

		560,231,437	3.69
TELECOMMUNICATIONS
Other securities[a]		224,277,674	1.48

		224,277,674	1.48
TEXTILES
Mohawk Industries Inc.[b]	657,813	74,411,807	0.49

		74,411,807	0.49
TRANSPORTATION
J.B. Hunt Transport Services Inc.	1,021,133	76,053,986	0.50
Kansas City Southern Industries Inc.	1,243,737	137,930,433	0.91
Other securities[a]		222,806,157	1.47

		436,790,576	2.88
TRUCKING & LEASING
Other securities[a]		27,562,289	0.18

		27,562,289	0.18
WATER
Other securities[a]		49,919,457	0.33

		49,919,457	0.33

TOTAL COMMON STOCKS
(Cost: $12,849,632,078)		15,171,288,880	99.90

SUMMARY SCHEDULES OF INVESTMENTS	21

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P MID-CAP ETF

March 31, 2013

Security	Shares	Value	% of Net Assets

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[d,e,f]	1,163,431,890	$1,163,431,890	7.66%
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[d,e,f]	82,635,251	82,635,251	0.54
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[d,e]	51,284,339	51,284,339	0.34

		1,297,351,480	8.54

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,297,351,480)		1,297,351,480	8.54

TOTAL INVESTMENTS IN SECURITIES
(Cost: $14,146,983,558)		16,468,640,360	108.44
Other Assets, Less Liabilities		(1,281,499,295)	(8.44)

NET ASSETS		$15,187,141,065	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2013. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

Financial futures contracts purchased as of March 31, 2013 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
113	E-mini S&P MidCap 400 (Jun. 2013)	Chicago Mercantile	$13,006,300	$420,442

See notes to financial statements.

22	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® CORE S&P SMALL-CAP ETF

March 31, 2013

Security	Shares	Value	% of Net Assets

COMMON STOCKS

ADVERTISING
Other securities[a]		$5,707,577	0.06%

		5,707,577	0.06
AEROSPACE & DEFENSE
Moog Inc. Class Ab	774,370	35,489,377	0.36
Teledyne Technologies Inc.[b]	637,082	49,972,712	0.51
Other securities[a]		111,536,256	1.15

		196,998,345	2.02
AGRICULTURE
Other securities[a]		21,483,856	0.22

		21,483,856	0.22
AIRLINES
Other securities[a]		37,392,629	0.38

		37,392,629	0.38
APPAREL
Wolverine World Wide Inc.	855,699	37,967,365	0.39
Other securities[a]		144,521,329	1.48

		182,488,694	1.87
AUTO PARTS & EQUIPMENT
Other securities[a]		56,082,811	0.58

		56,082,811	0.58
BANKS
Susquehanna Bancshares Inc.	3,188,851	39,637,418	0.41
Other securities[a]		616,399,733	6.33

		656,037,151	6.74
BEVERAGES
Other securities[a]		23,054,411	0.24

		23,054,411	0.24
BIOTECHNOLOGY
Cubist Pharmaceuticals Inc.[b,c]	1,108,810	51,914,484	0.53
Other securities[a]		86,593,672	0.89

		138,508,156	1.42
BUILDING MATERIALS
Eagle Materials Inc.	800,892	53,363,434	0.55
Other securities[a]		148,090,894	1.52

		201,454,328	2.07

Security	Shares	Value	% of Net Assets

CHEMICALS
PolyOne Corp.	1,696,810	$41,419,132	0.43%
Other securities[a]		174,481,922	1.79

		215,901,054	2.22
COAL
Other securities[a]		39,074,031	0.40

		39,074,031	0.40
COMMERCIAL SERVICES
MAXIMUS Inc.	582,249	46,562,452	0.48
PAREXEL International Corp.[b,c]	993,166	39,239,989	0.40
Other securities[a]		397,107,323	4.08

		482,909,764	4.96
COMPUTERS
3D Systems Corp.[b,c]	1,352,542	43,605,954	0.45
Other securities[a]		224,554,417	2.30

		268,160,371	2.75
COSMETICS & PERSONAL CARE
Other securities[a]		6,772,778	0.07

		6,772,778	0.07
DISTRIBUTION & WHOLESALE
Pool Corp.	793,123	38,069,904	0.39
Other securities[a]		67,206,866	0.69

		105,276,770	1.08
DIVERSIFIED FINANCIAL SERVICES
Portfolio Recovery Associates Inc.[b,c]	288,875	36,664,015	0.38
Stifel Financial Corp.[b,c]	1,001,838	34,733,723	0.36
Other securities[a]		151,917,612	1.55

		223,315,350	2.29
ELECTRIC
Other securities[a]		192,060,325	1.97

		192,060,325	1.97
ELECTRICAL COMPONENTS & EQUIPMENT
Belden Inc.	759,886	39,248,112	0.40
EnerSys Inc.[b]	816,825	37,230,883	0.38
Other securities[a]		57,556,294	0.60

		134,035,289	1.38
ELECTRONICS
Cymer Inc.[b,c]	536,967	51,602,529	0.53
FEI Co.[c]	658,178	42,485,390	0.44
Other securities[a]		310,080,231	3.18

		404,168,150	4.15

SUMMARY SCHEDULES OF INVESTMENTS	23

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

March 31, 2013

Security	Shares	Value	% of Net Assets

ENGINEERING & CONSTRUCTION
EMCOR Group Inc.	1,144,149	$48,500,476	0.50%
Other securities[a]		49,933,579	0.51

		98,434,055	1.01
ENTERTAINMENT
Other securities[a]		62,075,275	0.64

		62,075,275	0.64
ENVIRONMENTAL CONTROL
Darling International Inc.[b]	2,012,315	36,141,177	0.37
Other securities[a]		50,265,575	0.52

		86,406,752	0.89
FOOD
Hain Celestial Group Inc.[b,c]	793,527	48,468,629	0.50
TreeHouse Foods Inc.[b]	618,380	40,287,457	0.41
Other securities[a]		124,352,871	1.28

		213,108,957	2.19
FOREST PRODUCTS & PAPER
Other securities[a]		126,553,313	1.30

		126,553,313	1.30
GAS
Piedmont Natural Gas Co.	1,296,131	42,616,787	0.44
Southwest Gas Corp.	790,891	37,535,687	0.39
Other securities[a]		97,624,711	1.00

		177,777,185	1.83
HAND & MACHINE TOOLS
Other securities[a]		22,395,084	0.23

		22,395,084	0.23
HEALTH CARE — PRODUCTS
Haemonetics Corp.[b,c]	882,209	36,752,827	0.38
West Pharmaceutical Services Inc.	587,187	38,131,924	0.39
Other securities[a]		221,268,301	2.27

		296,153,052	3.04
HEALTH CARE — SERVICES
Centene Corp.[b,c]	894,016	39,372,465	0.40
Other securities[a]		154,137,653	1.59

		193,510,118	1.99

Security	Shares	Value	% of Net Assets

HOLDING COMPANIES — DIVERSIFIED
Prospect Capital Corp.	3,352,804	$36,579,092	0.38%

		36,579,092	0.38
HOME BUILDERS
Other securities[a]		91,990,628	0.95

		91,990,628	0.95
HOME FURNISHINGS
Other securities[a]		65,268,488	0.67

		65,268,488	0.67
HOUSEHOLD PRODUCTS & WARES
Other securities[a]		74,851,042	0.77

		74,851,042	0.77
HOUSEWARES
Toro Co. (The)	995,961	45,854,044	0.47

		45,854,044	0.47
INSURANCE
ProAssurance Corp.	1,052,588	49,818,990	0.51
Other securities[a]		153,882,403	1.58

		203,701,393	2.09
INTERNET
Other securities[a]		201,760,206	2.07

		201,760,206	2.07
IRON & STEEL
Other securities[a]		7,686,399	0.08

		7,686,399	0.08
LEISURE TIME
Brunswick Corp.	1,540,293	52,708,826	0.54
Other securities[a]		32,219,086	0.33

		84,927,912	0.87
LODGING
Other securities[a]		13,535,441	0.14

		13,535,441	0.14
MACHINERY
Other securities[a]		165,820,672	1.70

		165,820,672	1.70
MANUFACTURING
A.O. Smith Corp.	663,843	48,838,930	0.50
Actuant Corp. Class A	1,246,112	38,155,949	0.39
Other securities[a]		199,329,999	2.05

		286,324,878	2.94

24	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

March 31, 2013

Security	Shares	Value	% of Net Assets

MEDIA
Other securities[a]		$9,937,281	0.10%

		9,937,281	0.10
METAL FABRICATE & HARDWARE
Other securities[a]		89,224,474	0.92

		89,224,474	0.92
MINING
Other securities[a]		89,645,360	0.92

		89,645,360	0.92
OFFICE FURNISHINGS
Other securities[a]		18,832,890	0.19

		18,832,890	0.19
OIL & GAS
Gulfport Energy Corp.[b,c]	1,163,263	53,312,343	0.55
Other securities[a]		114,344,158	1.17

		167,656,501	1.72
OIL & GAS SERVICES
Lufkin Industries Inc.	576,195	38,253,586	0.39
Other securities[a]		175,014,123	1.80

		213,267,709	2.19
PHARMACEUTICALS
Align Technology Inc.[b,c]	1,229,330	41,194,848	0.42
Salix Pharmaceuticals Ltd.[b]	887,855	45,440,419	0.47
Other securities[a]		109,146,819	1.12

		195,782,086	2.01
REAL ESTATE
Other securities[a]		24,063,531	0.25

		24,063,531	0.25
REAL ESTATE INVESTMENT TRUSTS
Entertainment Properties Trust[c]	799,791	41,629,122	0.43
GEO Group Inc. (The)	1,220,003	45,896,513	0.47
Healthcare Realty Trust Inc.	1,517,730	43,088,355	0.44
LaSalle Hotel Properties[c]	1,632,031	41,420,947	0.43
Lexington Realty Trust[c]	3,065,561	36,173,620	0.37
Medical Properties Trust Inc.[c]	2,529,632	40,575,297	0.42
Mid-America Apartment Communities Inc.[c]	723,401	49,958,073	0.51

Security	Shares	Value	% of Net Assets

Post Properties Inc.	932,003	$43,897,341	0.45%
Tanger Factory Outlet Centers Inc.	1,605,769	58,096,723	0.60
Other securities[a]		372,407,243	3.82

		773,143,234	7.94
RETAIL
Casey’s General Stores Inc.	654,437	38,153,677	0.39
Fifth & Pacific Companies Inc.[b]	2,046,944	38,646,303	0.40
Other securities[a]		709,666,477	7.29

		786,466,457	8.08
SAVINGS & LOANS
Other securities[a]		67,162,780	0.69

		67,162,780	0.69
SEMICONDUCTORS
Microsemi Corp.[b]	1,558,604	36,112,855	0.37
Other securities[a]		327,836,586	3.37

		363,949,441	3.74
SOFTWARE
Other securities[a]		290,094,940	2.98

		290,094,940	2.98
STORAGE & WAREHOUSING
Other securities[a]		19,244,248	0.20

		19,244,248	0.20
TELECOMMUNICATIONS
Other securities[a]		225,258,379	2.31

		225,258,379	2.31
TEXTILES
Other securities[a]		38,094,717	0.39

		38,094,717	0.39
TOYS, GAMES & HOBBIES
Other securities[a]		3,752,777	0.04

		3,752,777	0.04
TRANSPORTATION
Bristow Group Inc.	616,738	40,667,704	0.42
Old Dominion Freight Line Inc.[b]	1,206,929	46,104,688	0.47
Other securities[a]		99,091,545	1.02

		185,863,937	1.91

SUMMARY SCHEDULES OF INVESTMENTS	25

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

March 31, 2013

Security	Shares	Value	% of Net Assets

WATER
Other securities[a]		$18,939,897	0.19%

		18,939,897	0.19

TOTAL COMMON STOCKS
(Cost: $8,695,232,645)		9,725,976,465	99.89

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[d,e,f]	1,283,721,073	1,283,721,073	13.18
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[d,e,f]	91,179,049	91,179,049	0.94
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[d,e]	30,495,900	30,495,900	0.31

		1,405,396,022	14.43

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,405,396,022)		1,405,396,022	14.43

TOTAL INVESTMENTS IN SECURITIES
(Cost: $10,100,628,667)		11,131,372,487	114.32
Other Assets, Less Liabilities		(1,394,108,019)	(14.32)

NET ASSETS		$9,737,264,468	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2013. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

26	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2013

Security	Shares	Value	% of Net Assets

COMMON STOCKS

ADVERTISING
Other securities[a]		$903,229	0.15%

		903,229	0.15
AEROSPACE & DEFENSE
United Technologies Corp.	31,868	2,977,427	0.49
Other securities[a]		7,094,333	1.18

		10,071,760	1.67
AGRICULTURE
Altria Group Inc.	75,909	2,610,511	0.43
Philip Morris International Inc.	62,264	5,772,495	0.96
Other securities[a]		2,058,001	0.35

		10,441,007	1.74
AIRLINES
Other securities[a]		691,946	0.12

		691,946	0.12
APPAREL
Other securities[a]		3,994,127	0.66

		3,994,127	0.66
AUTO MANUFACTURERS
Other securities[a]		2,762,578	0.46

		2,762,578	0.46
AUTO PARTS & EQUIPMENT
Other securities[a]		1,982,937	0.33

		1,982,937	0.33
BANKS
Bank of America Corp.	408,835	4,979,610	0.83
Citigroup Inc.	114,812	5,079,283	0.84
Goldman Sachs Group Inc. (The)	16,518	2,430,624	0.40
J.P. Morgan Chase & Co.	144,616	6,863,475	1.14
PNC Financial Services Group Inc. (The)[b]	19,917	1,324,481	0.22
U.S. Bancorp	70,410	2,389,011	0.40
Wells Fargo & Co.	185,206	6,850,770	1.14
Other securities[a]		12,315,206	2.05

		42,232,460	7.02
BEVERAGES
Coca-Cola Co. (The)	144,816	5,856,359	0.97
PepsiCo Inc.	58,293	4,611,559	0.77
Other securities[a]		2,640,397	0.44

		13,108,315	2.18

Security	Shares	Value	% of Net Assets

BIOTECHNOLOGY
Amgen Inc.	28,267	$2,897,650	0.48%
Gilead Sciences Inc.[c]	57,494	2,813,181	0.47
Other securities[a]		6,228,990	1.04

		11,939,821	1.99
BUILDING MATERIALS
Other securities[a]		1,603,437	0.27

		1,603,437	0.27
CHEMICALS
Other securities[a]		14,644,002	2.43

		14,644,002	2.43
COAL
Other securities[a]		697,839	0.12

		697,839	0.12
COMMERCIAL SERVICES
Other securities[a]		10,323,606	1.72

		10,323,606	1.72
COMPUTERS
Apple Inc.	35,478	15,703,627	2.61
International Business Machines Corp.	39,587	8,443,907	1.40
Other securities[a]		11,431,218	1.90

		35,578,752	5.91
COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	103,207	7,953,132	1.32
Other securities[a]		2,892,776	0.48

		10,845,908	1.80
DISTRIBUTION & WHOLESALE
Other securities[a]		2,609,692	0.43

		2,609,692	0.43
DIVERSIFIED FINANCIAL SERVICES
American Express Co.	36,284	2,447,719	0.41
BlackRock Inc.[b]	4,766	1,224,290	0.20
Visa Inc. Class A	19,487	3,309,672	0.55
Other securities[a]		8,061,489	1.34

		15,043,170	2.50
ELECTRIC
Other securities[a]		18,735,132	3.11

		18,735,132	3.11
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		2,984,910	0.50

		2,984,910	0.50

SUMMARY SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2013

Security	Value	% of Net Assets

ELECTRONICS
Other securities[a]	$8,487,599	1.41%

	8,487,599	1.41
ENGINEERING & CONSTRUCTION
Other securities[a]	1,386,223	0.23

	1,386,223	0.23
ENTERTAINMENT
Other securities[a]	600,709	0.10

	600,709	0.10
ENVIRONMENTAL CONTROL
Other securities[a]	1,888,473	0.31

	1,888,473	0.31
FOOD
Other securities[a]	12,349,520	2.05

	12,349,520	2.05
FOREST PRODUCTS & PAPER
Other securities[a]	1,399,868	0.23

	1,399,868	0.23
GAS
Other securities[a]	2,669,047	0.44

	2,669,047	0.44
HAND & MACHINE TOOLS
Other securities[a]	1,151,001	0.19

	1,151,001	0.19
HEALTH CARE — PRODUCTS
Other securities[a]	11,766,399	1.96

	11,766,399	1.96
HEALTH CARE — SERVICES
Other securities[a]	7,678,965	1.28

	7,678,965	1.28
HOLDING COMPANIES — DIVERSIFIED
Other securities[a]	454,533	0.07

	454,533	0.07
HOME BUILDERS
Other securities[a]	1,530,520	0.25

	1,530,520	0.25
HOME FURNISHINGS
Other securities[a]	715,929	0.12

	715,929	0.12

Security	Shares	Value	% of Net Assets

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		$2,946,950	0.49%

		2,946,950	0.49
HOUSEWARES
Other securities[a]		382,327	0.06

		382,327	0.06
INSURANCE
Berkshire Hathaway Inc. Class Bc	68,912	7,180,630	1.19
Other securities[a]		17,770,308	2.96

		24,950,938	4.15
INTERNET
Amazon.com Inc.[c]	13,743	3,662,372	0.61
eBay Inc.[c]	44,049	2,388,337	0.40
Google Inc. Class Ac	10,089	8,010,969	1.33
Other securities[a]		5,527,742	0.92

		19,589,420	3.26
IRON & STEEL
Other securities[a]		1,408,271	0.23

		1,408,271	0.23
LEISURE TIME
Other securities[a]		1,573,266	0.26

		1,573,266	0.26
LODGING
Other securities[a]		1,594,894	0.27

		1,594,894	0.27
MACHINERY
Other securities[a]		7,424,971	1.23

		7,424,971	1.23
MANUFACTURING
3M Co.	23,982	2,549,526	0.42
General Electric Co.	392,880	9,083,386	1.51
Other securities[a]		7,931,481	1.32

		19,564,393	3.25
MEDIA
Comcast Corp. Class A	99,735	4,189,867	0.70
News Corp. Class A NVS	75,479	2,303,619	0.38
Walt Disney Co. (The)	68,217	3,874,726	0.64
Other securities[a]		8,803,685	1.47

		19,171,897	3.19

28	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2013

Security	Shares	Value	% of Net Assets

METAL FABRICATE & HARDWARE
Other securities[a]		$1,618,683	0.27%

		1,618,683	0.27
MINING
Other securities[a]		2,794,287	0.46

		2,794,287	0.46
OFFICE & BUSINESS EQUIPMENT
Other securities[a]		508,272	0.08

		508,272	0.08
OFFICE FURNISHINGS
Other securities[a]		159,208	0.03

		159,208	0.03
OIL & GAS
Chevron Corp.	73,402	8,721,626	1.45
ConocoPhillips	46,134	2,772,653	0.46
Exxon Mobil Corp.	169,286	15,254,361	2.54
Occidental Petroleum Corp.	30,436	2,385,269	0.40
Other securities[a]		19,215,659	3.19

		48,349,568	8.04
OIL & GAS SERVICES
Schlumberger Ltd.	50,191	3,758,804	0.62
Other securities[a]		5,967,812	1.00

		9,726,616	1.62
PACKAGING & CONTAINERS
Other securities[a]		1,456,319	0.24

		1,456,319	0.24
PHARMACEUTICALS
AbbVie Inc.	59,855	2,440,887	0.41
Bristol-Myers Squibb Co.	61,827	2,546,654	0.42
Johnson & Johnson	105,619	8,611,117	1.43
Merck & Co. Inc.	114,199	5,051,022	0.84
Pfizer Inc.	271,626	7,839,126	1.30
Other securities[a]		12,599,850	2.10

		39,088,656	6.50
PIPELINES
Other securities[a]		3,034,556	0.50

		3,034,556	0.50
REAL ESTATE
Other securities[a]		566,820	0.09

		566,820	0.09

Security	Shares	Value	% of Net Assets

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		$18,129,761	3.01%

		18,129,761	3.01
RETAIL
CVS Caremark Corp.	46,500	2,557,035	0.43
Home Depot Inc. (The)	56,492	3,942,012	0.66
McDonald’s Corp.	37,895	3,777,753	0.63
Wal-Mart Stores Inc.	63,197	4,729,032	0.79
Other securities[a]		23,773,069	3.94

		38,778,901	6.45
SAVINGS & LOANS
Other securities[a]		937,425	0.16

		937,425	0.16
SEMICONDUCTORS
Intel Corp.	186,878	4,083,284	0.68
QUALCOMM Inc.	64,914	4,345,992	0.72
Other securities[a]		8,285,448	1.38

		16,714,724	2.78
SHIPBUILDING
Other securities[a]		97,700	0.02

		97,700	0.02
SOFTWARE
Microsoft Corp.	284,827	8,148,900	1.35
Oracle Corp.	139,532	4,512,465	0.75
Other securities[a]		8,676,289	1.45

		21,337,654	3.55
STORAGE & WAREHOUSING
Other securities[a]		39,819	0.01

		39,819	0.01
TELECOMMUNICATIONS
AT&T Inc.	207,489	7,612,771	1.27
Cisco Systems Inc.	201,462	4,212,570	0.70
Verizon Communications Inc.	107,998	5,308,102	0.88
Other securities[a]		6,099,182	1.01

		23,232,625	3.86
TEXTILES
Other securities[a]		505,208	0.08

		505,208	0.08
TOYS, GAMES & HOBBIES
Other securities[a]		774,521	0.13

		774,521	0.13

SUMMARY SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2013

Security	Shares	Value	% of Net Assets

TRANSPORTATION
Union Pacific Corp.	17,718	$2,523,220	0.42%
United Parcel Service Inc. Class B	27,077	2,325,914	0.39
Other securities[a]		5,573,195	0.92

		10,422,329	1.73
TRUCKING & LEASING
Other securities[a]		94,481	0.02

		94,481	0.02
WATER
Other securities[a]		208,792	0.04

		208,792	0.04

TOTAL COMMON STOCKS
(Cost: $519,729,640)		600,457,666	99.81

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[b,d,e]	11,057,424	11,057,424	1.84
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[b,d,e]	785,377	785,377	0.13
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[b,d]	2,897,414	2,897,414	0.48

		14,740,215	2.45

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,740,215)		14,740,215	2.45

TOTAL INVESTMENTS IN SECURITIES
(Cost: $534,469,855)		615,197,881	102.26
Other Assets, Less Liabilities		(13,611,504)	(2.26)

NET ASSETS		$601,586,377	100.00%

NVS — Non-Voting Shares

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2013. Other securities may include securities on loan and non-income earning securities.
[b]	Affiliated issuer. See Note 2.
[c]	Non-income earning security.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

30	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2013

	iShares Core S&P 500 ETF	iShares Core S&P Mid-Cap ETF	iShares Core S&P Small-Cap ETF

ASSETS
Investments, at cost:
Unaffiliated	$38,391,701,211	$12,849,632,078	$8,695,232,645
Affiliated (Note 2)	1,255,892,650	1,297,351,480	1,405,396,022

Total cost of investments	$39,647,593,861	$14,146,983,558	$10,100,628,667

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$40,713,326,653	$15,171,288,880	$9,725,976,465
Affiliated (Note 2)	1,279,226,805	1,297,351,480	1,405,396,022

Total fair value of investments	41,992,553,458	16,468,640,360	11,131,372,487
Cash	7,397,924	2,750,165	1,623,347
Cash pledged to broker	15,044,500	652,000	—
Receivables:
Investment securities sold	37,763	167,213	—
Dividends and interest	50,087,418	13,761,334	10,658,626
Capital shares sold	2,058,082	1,259,981	168,073
Futures variation margin	391,170	80,230	—

Total Assets	42,067,570,315	16,487,311,283	11,143,822,533

LIABILITIES
Payables:
Investment securities purchased	5,802,554	6,239,232	5,095,866
Collateral for securities on loan (Note 5)	837,108,051	1,246,067,141	1,374,900,122
Capital shares redeemed	60,565	—	—
Distribution to shareholders	190,935,058	46,084,070	25,429,496
Investment advisory fees (Note 2)	2,360,864	1,779,775	1,132,581

Total Liabilities	1,036,267,092	1,300,170,218	1,406,558,065

NET ASSETS	$41,031,303,223	$15,187,141,065	$9,737,264,468

Net assets consist of:
Paid-in capital	$40,604,941,807	$13,313,732,248	$9,235,040,486
Undistributed net investment income	7,327,743	—	—
Accumulated net realized loss	(1,927,828,548)	(448,668,427)	(528,519,838)
Net unrealized appreciation	2,346,862,221	2,322,077,244	1,030,743,820

NET ASSETS	$41,031,303,223	$15,187,141,065	$9,737,264,468

Shares outstanding[b]	260,500,000	131,950,000	111,700,000

Net asset value per share	$157.51	$115.10	$87.17

[a]	Securities on loan with values of $823,077,553, $1,222,499,795 and $1,341,444,564, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	31

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2013

iShares Core S&P Total U.S. Stock Market ETF

ASSETS
Investments, at cost:
Unaffiliated	$517,465,285
Affiliated (Note 2)	17,004,570

Total cost of investments	$534,469,855

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$597,908,895
Affiliated (Note 2)	17,288,986

Total fair value of investments	615,197,881
Cash	104,455
Receivables:
Investment securities sold	548
Dividends and interest	689,972
Capital shares sold	76,489

Total Assets	616,069,345

LIABILITIES
Payables:
Investment securities purchased	104,899
Collateral for securities on loan (Note 5)	11,842,801
Distribution to shareholders	2,501,812
Investment advisory fees (Note 2)	33,456

Total Liabilities	14,482,968

NET ASSETS	$601,586,377

Net assets consist of:
Paid-in capital	$545,457,383
Undistributed net investment income	71,954
Accumulated net realized loss	(24,670,986)
Net unrealized appreciation	80,728,026

NET ASSETS	$601,586,377

Shares outstanding[b]	8,400,000

Net asset value per share	$71.62

[a]	Securities on loan with a value of $11,638,402. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

32	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2013

	iShares Core S&P 500 ETF	iShares Core S&P Mid-Cap ETF	iShares Core S&P Small-Cap ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$748,049,776	$198,416,745	$131,934,493
Dividends — affiliated (Note 2)	4,151,271	—	—
Interest — affiliated (Note 2)	49,511	12,897	4,318
Securities lending income — affiliated (Note 2)	3,576,132	8,616,276	13,490,199

Total investment income	755,826,690	207,045,918	145,429,010

EXPENSES
Investment advisory fees (Note 2)	26,896,891	20,364,934	13,593,757

Total expenses	26,896,891	20,364,934	13,593,757

Net investment income	728,929,799	186,680,984	131,835,253

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(363,078,430)	(111,105,528)	(86,481,644)
Investments — affiliated (Note 2)	(338,381)	—	—
In-kind redemptions — unaffiliated	2,349,583,732	1,114,476,362	321,891,918
In-kind redemptions — affiliated (Note 2)	3,392,515	—	—
Futures contracts	23,730,645	5,696,200	—

Net realized gain	2,013,290,081	1,009,067,034	235,410,274

Net change in unrealized appreciation/depreciation on:
Investments	1,992,865,134	1,111,441,495	898,807,758
Futures contracts	1,902,624	(123,802)	—

Net change in unrealized appreciation/depreciation	1,994,767,758	1,111,317,693	898,807,758

Net realized and unrealized gain	4,008,057,839	2,120,384,727	1,134,218,032

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,736,987,638	$2,307,065,711	$1,266,053,285

[a]	Net of foreign withholding tax of $469,883, $ —, $ —, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	33

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2013

iShares Core S&P Total U.S. Stock Market ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$8,962,241
Dividends — affiliated (Note 2)	44,938
Interest — affiliated (Note 2)	353
Securities lending income — affiliated (Note 2)	72,452

Total investment income	9,079,984

EXPENSES
Investment advisory fees (Note 2)	533,738

Total expenses	533,738

Net investment income	8,546,246

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(3,741,569)
Investments — affiliated (Note 2)	(4,807)
In-kind redemptions — unaffiliated	11,770,892
In-kind redemptions — affiliated (Note 2)	7,501

Net realized gain	8,032,017

Net change in unrealized appreciation/depreciation	44,252,153

Net realized and unrealized gain	52,284,170

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$60,830,416

[a]	Net of foreign withholding tax of $5,252.

See notes to financial statements.

34	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Core S&P 500 ETF		iShares Core S&P Mid-Cap ETF
	Year ended March 31, 2013	Year ended March 31, 2012	Year ended March 31, 2013	Year ended March 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$728,929,799	$553,033,002	$186,680,984	$118,395,560
Net realized gain	2,013,290,081	703,019,913	1,009,067,034	742,041,045
Net change in unrealized appreciation/depreciation	1,994,767,758	995,612,589	1,111,317,693	(798,571,747)

Net increase in net assets resulting from operations	4,736,987,638	2,251,665,504	2,307,065,711	61,864,858

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(725,230,283)	(551,582,585)	(193,644,821)	(125,983,608)

Total distributions to shareholders	(725,230,283)	(551,582,585)	(193,644,821)	(125,983,608)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	19,425,329,782	9,692,699,206	5,786,464,471	3,149,464,058
Cost of shares redeemed	(12,400,378,011)	(8,423,570,010)	(3,705,362,748)	(3,288,130,815)

Net increase (decrease) in net assets from capital share transactions	7,024,951,771	1,269,129,196	2,081,101,723	(138,666,757)

INCREASE (DECREASE) IN NET ASSETS	11,036,709,126	2,969,212,115	4,194,522,613	(202,785,507)

NET ASSETS
Beginning of year	29,994,594,097	27,025,381,982	10,992,618,452	11,195,403,959

End of year	$41,031,303,223	$29,994,594,097	$15,187,141,065	$10,992,618,452

Undistributed net investment income included in net assets at end of year	$7,327,743	$3,628,227	$—	$—

SHARES ISSUED AND REDEEMED
Shares sold	136,400,000	75,600,000	57,100,000	33,900,000
Shares redeemed	(88,200,000)	(66,500,000)	(35,900,000)	(36,550,000)

Net increase (decrease) in shares outstanding	48,200,000	9,100,000	21,200,000	(2,650,000)

See notes to financial statements.

FINANCIAL STATEMENTS	35

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Core S&P Small-Cap ETF		iShares Core S&P Total U.S. Stock Market ETF
	Year ended March 31, 2013	Year ended March 31, 2012	Year ended March 31, 2013	Year ended March 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$131,835,253	$80,428,918	$8,546,246	$5,999,500
Net realized gain	235,410,274	507,984,074	8,032,017	2,170,173
Net change in unrealized appreciation/depreciation	898,807,758	(293,098,445)	44,252,153	16,714,148

Net increase in net assets resulting from operations	1,266,053,285	295,314,547	60,830,416	24,883,821

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(135,181,218)	(78,561,038)	(8,486,404)	(5,987,388)

Total distributions to shareholders	(135,181,218)	(78,561,038)	(8,486,404)	(5,987,388)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,990,194,487	2,600,438,181	207,022,192	57,014,949
Cost of shares redeemed	(1,183,652,867)	(2,593,023,760)	(44,878,908)	(27,949,359)

Net increase in net assets from capital share transactions	806,541,620	7,414,421	162,143,284	29,065,590

INCREASE IN NET ASSETS	1,937,413,687	224,167,930	214,487,296	47,962,023

NET ASSETS
Beginning of year	7,799,850,781	7,575,682,851	387,099,081	339,137,058

End of year	$9,737,264,468	$7,799,850,781	$601,586,377	$387,099,081

Undistributed net investment income included in net assets at end of year	$—	$1,867,880	$71,954	$12,112

SHARES ISSUED AND REDEEMED
Shares sold	25,000,000	37,350,000	3,100,000	950,000
Shares redeemed	(15,500,000)	(38,100,000)	(750,000)	(500,000)

Net increase (decrease) in shares outstanding	9,500,000	(750,000)	2,350,000	450,000

See notes to financial statements.

36	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core S&P 500 ETF
	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009
Net asset value, beginning of year	$141.28	$133.00	$117.37	$80.00	$132.33

Income from investment operations:
Net investment income[a]	3.20	2.63	2.33	2.15	2.64
Net realized and unrealized gain (loss)[b]	16.14	8.29	15.64	37.32	(52.44)

Total from investment operations	19.34	10.92	17.97	39.47	(49.80)

Less distributions from:
Net investment income	(3.11)	(2.64)	(2.34)	(2.10)	(2.53)

Total distributions	(3.11)	(2.64)	(2.34)	(2.10)	(2.53)

Net asset value, end of year	$157.51	$141.28	$133.00	$117.37	$80.00

Total return	13.90%	8.44%	15.54%	49.65%	(38.03)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$41,031,303	$29,994,594	$27,025,382	$22,781,949	$14,743,300
Ratio of expenses to average net assets	0.08%	0.09%	0.09%	0.09%	0.09%
Ratio of net investment income to average net assets	2.23%	2.05%	1.96%	2.09%	2.48%
Portfolio turnover rate[c]	4%	5%	5%	7%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	37

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core S&P Mid-Cap ETF
	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009
Net asset value, beginning of year	$99.26	$98.72	$78.82	$48.79	$77.68

Income from investment operations:
Net investment income[a]	1.56	1.07	0.95	0.95	1.09
Net realized and unrealized gain (loss)[b]	15.82	0.62	19.93	30.00	(28.87)

Total from investment operations	17.38	1.69	20.88	30.95	(27.78)

Less distributions from:
Net investment income	(1.54)	(1.15)	(0.98)	(0.92)	(1.11)

Total distributions	(1.54)	(1.15)	(0.98)	(0.92)	(1.11)

Net asset value, end of year	$115.10	$99.26	$98.72	$78.82	$48.79

Total return	17.72%	1.84%	26.70%	63.71%	(36.04)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$15,187,141	$10,992,618	$11,195,404	$7,602,465	$3,500,328
Ratio of expenses to average net assets	0.17%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.55%	1.16%	1.13%	1.43%	1.66%
Portfolio turnover rate[c]	9%	14%	14%	15%	23%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

38	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core S&P Small-Cap ETF
	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009
Net asset value, beginning of year	$76.32	$73.59	$59.50	$36.71	$60.15

Income from investment operations:
Net investment income[a]	1.28	0.81	0.68	0.52	0.71
Net realized and unrealized gain (loss)[b]	10.87	2.71	14.15	22.81	(23.44)

Total from investment operations	12.15	3.52	14.83	23.33	(22.73)

Less distributions from:
Net investment income	(1.30)	(0.79)	(0.74)	(0.54)	(0.71)

Total distributions	(1.30)	(0.79)	(0.74)	(0.54)	(0.71)

Net asset value, end of year	$87.17	$76.32	$73.59	$59.50	$36.71

Total return	16.13%	4.91%	25.11%	63.74%	(38.06)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$9,737,264	$7,799,851	$7,575,683	$6,042,662	$3,096,127
Ratio of expenses to average net assets	0.17%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.66%	1.16%	1.09%	1.04%	1.39%
Portfolio turnover rate[c]	12%	18%	21%	15%	23%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	39

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core S&P Total U.S. Stock Market ETF
	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009
Net asset value, beginning of year	$63.98	$60.56	$52.84	$35.66	$58.84

Income from investment operations:
Net investment income[a]	1.37	1.08	0.95	0.88	1.08
Net realized and unrealized gain (loss)[b]	7.59	3.41	7.74	17.19	(23.19)

Total from investment operations	8.96	4.49	8.69	18.07	(22.11)

Less distributions from:
Net investment income	(1.32)	(1.07)	(0.97)	(0.89)	(1.07)

Total distributions	(1.32)	(1.07)	(0.97)	(0.89)	(1.07)

Net asset value, end of year	$71.62	$63.98	$60.56	$52.84	$35.66

Total return	14.22%	7.63%	16.66%	51.00%	(37.96)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$601,586	$387,099	$339,137	$319,686	$249,586
Ratio of expenses to average net assets	0.13%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	2.12%	1.84%	1.76%	1.92%	2.34%
Portfolio turnover rate[c]	5%	5%	4%	6%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

40	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Core ETF	Former Name	Diversification Classification
S&P 500	iShares S&P 500 Index Fund	Diversified
S&P Mid-Cap	iShares S&P MidCap 400 Index Fund	Diversified
S&P Small-Cap	iShares S&P SmallCap 600 Index Fund	Diversified
S&P Total U.S. Stock Market	iShares S&P 1500 Index Fund	Diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (Continued)

iSHARES® TRUST

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Financial futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

42	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of March 31, 2013. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares Core ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
S&P 500
Assets:
Common Stocks	$40,910,716,871	$—	$—	$40,910,716,871
Money Market Funds	1,081,836,587	—	—	1,081,836,587
Futures Contracts[a]	1,902,624	—	—	1,902,624

	$41,994,456,082	$—	$—	$41,994,456,082

S&P Mid-Cap
Assets:
Common Stocks	$15,171,288,880	$—	$—	$15,171,288,880
Money Market Funds	1,297,351,480	—	—	1,297,351,480
Futures Contracts[a]	420,442	—	—	420,442

	$16,469,060,802	$—	$—	$16,469,060,802

S&P Small-Cap
Assets:
Common Stocks	$9,725,972,975	$—	$3,490	$9,725,976,465
Money Market Funds	1,405,396,022	—	—	1,405,396,022

	$11,131,368,997	$—	$3,490	$11,131,372,487

S&P Total U.S. Stock Market
Assets:
Common Stocks	$600,457,659	$—	$7	$600,457,666
Money Market Funds	14,740,215	—	—	14,740,215

	$615,197,874	$—	$7	$615,197,881

[a]	Futures contracts are shown at the net unrealized appreciation (depreciation) on the contracts.

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of March 31, 2013 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

44	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Core ETF	Investment Advisory Fee
S&P 500	0.07%
S&P Mid-Cap	0.14
S&P Small-Cap	0.14
S&P Total U.S. Stock Market	0.07

Prior to October 17, 2012, for its investment advisory services to each Fund, BFA was entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Core ETF	Investment Advisory Fee
S&P 500	0.0945%
S&P Mid-Cap	0.20
S&P Small-Cap	0.20
S&P Total U.S. Stock Market	0.20

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. The Funds benefit from a borrower default indemnity provided by BlackRock. As securities lending agent, BTC bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the year ended March 31, 2013, BTC earned securities lending agent fees from the Funds as follows:

iShares Core ETF	Securities Lending Agent Fees
S&P 500	$1,925,610
S&P Mid-Cap	4,639,533
S&P Small-Cap	7,263,953
S&P Total U.S. Stock Market	39,013

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the year ended March 31, 2013, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements (Continued)

iSHARES® TRUST

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the year ended March 31, 2013, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Core ETF and Name of Affiliated Issuer	Shares Held at Beginning of Year	Shares Purchased	Shares Sold	Shares Held at End of Year	Value at End of Year	Dividend Income	Net Realized Gain (Loss)
S&P 500
BlackRock Inc.	236,012	262,424	(130,345)	368,091	$94,555,216	$2,015,427	$1,708,975
PNC Financial Services Group Inc. (The)	1,242,068	842,765	(538,442)	1,546,391	102,835,002	2,135,844	1,345,159

					$197,390,218	$4,151,271	$3,054,134

S&P Total U.S. Stock Market
BlackRock Inc.	2,686	2,622	(542)	4,766	$1,224,290	$22,298	$1,570
PNC Financial Services Group Inc. (The)	14,131	7,884	(2,098)	19,917	1,324,481	22,640	1,124

					$2,548,771	$44,938	$2,694

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2013 were as follows:

iShares Core ETF	Purchases	Sales
S&P 500	$1,374,715,976	$1,406,561,807
S&P Mid-Cap	1,077,363,872	1,037,902,945
S&P Small-Cap	987,302,654	969,212,243
S&P Total U.S. Stock Market	21,053,324	20,666,305

In-kind transactions (see Note 4) for the year ended March 31, 2013 were as follows:

iShares Core ETF	In-kind Purchases	In-kind Sales
S&P 500	$19,350,189,209	$12,336,582,528
S&P Mid-Cap	5,709,015,160	3,645,424,708
S&P Small-Cap	1,973,647,555	1,176,177,663
S&P Total U.S. Stock Market	206,268,121	44,663,617

46	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of March 31, 2013, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of March 31, 2013 and the value of the related collateral are disclosed in the statements of assets and liabilities. Securities lending income, as disclosed in the statements of operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

NOTES TO FINANCIAL STATEMENTS	47

Notes to Financial Statements (Continued)

iSHARES® TRUST

6.	INCOME TAX INFORMATION

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of March 31, 2013, attributable to distributions paid in excess of taxable income and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares Core ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
S&P 500	$2,012,282,938	$—	$(2,012,282,938)
S&P Mid-Cap	969,137,931	6,963,837	(976,101,768)
S&P Small-Cap	257,824,265	1,478,085	(259,302,350)
S&P Total U.S. Stock Market	10,243,845	—	(10,243,845)

The tax character of distributions paid during the years ended March 31, 2013 and March 31, 2012 was as follows:

iShares Core ETF	2013	2012
S&P 500
Ordinary income	$725,230,283	$551,582,585

S&P Mid-Cap
Ordinary income	$193,644,821	$125,983,608

S&P Small-Cap
Ordinary income	$135,181,218	$78,561,038

S&P Total U.S. Stock Market
Ordinary income	$8,486,404	$5,987,388

As of March 31, 2013, the tax components of accumulated net earnings (losses) were as follows:

iShares Core ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
S&P 500	$7,327,743	$(1,172,870,534)	$1,591,904,207	$—	$426,361,416
S&P Mid-Cap	—	(81,571,551)	1,960,249,337	(5,268,969)	1,873,408,817
S&P Small-Cap	—	(249,934,038)	752,158,020	—	502,223,982
S&P Total U.S. Stock Market	71,954	(13,271,227)	69,328,267	—	56,128,994

[a]

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gain (losses) on certain futures contracts.

[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the year ending March 31, 2014.

48	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2013, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares Core ETF	Non- Expiring [a]	Expiring 2014	Expiring 2017	Expiring 2018	Expiring 2019	Total
S&P 500	$126,974,234	$41,594,450	$365,510,732	$559,115,228	$79,675,890	$1,172,870,534
S&P Mid-Cap	7,857,348	—	—	73,714,203	—	81,571,551
S&P Small-Cap	—	—	—	249,934,038	—	249,934,038
S&P Total U.S. Stock Market	1,449,836	38,110	4,614,974	4,869,583	2,298,724	13,271,227

[a]	Must be utilized prior to losses subject to expiration.

For the year ended March 31, 2013, the Funds utilized their capital loss carryforwards as follows:

iShares Core ETF	Utilized
S&P Small-Cap	$29,704,590
S&P Total U.S. Stock Market	223,698

As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Core ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P 500	$40,400,649,251	$4,546,697,143	$(2,954,792,936)	$1,591,904,207
S&P Mid-Cap	14,508,391,023	2,766,677,418	(806,428,081)	1,960,249,337
S&P Small-Cap	10,379,214,467	1,688,881,043	(936,723,023)	752,158,020
S&P Total U.S. Stock Market	545,869,614	102,209,698	(32,881,431)	69,328,267

Management has reviewed the tax positions as of March 31, 2013, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	FINANCIAL FUTURES CONTRACTS

Each Fund may purchase or sell financial futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

NOTES TO FINANCIAL STATEMENTS	49

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table shows the value of futures contracts held by the Funds as of March 31, 2013 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
	iShares Core S&P 500 ETF	iShares Core S&P Mid-Cap ETF
Equity contracts:
Variation margin / Net assets consist of – net unrealized appreciation (depreciation)[a]	$1,902,624	$420,442

[a]	Represents cumulative appreciation of futures contracts as reported in the summary schedules of investments. Only current day’s variation margin is reported separately within the statements of assets and liabilities.

The following table shows the realized and unrealized gains (losses) on futures contracts held by the Funds during the year ended March 31, 2013 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares Core S&P 500 ETF	iShares Core S&P Mid-Cap ETF
Equity contracts:
Futures contracts	$23,730,645	$5,696,200

	Net Change in Unrealized Appreciation/Depreciation
	iShares Core S&P 500 ETF	iShares Core S&P Mid-Cap ETF
Equity contracts:
Futures contracts	$1,902,624	$(123,802)

The following table shows the average quarter-end balances of open futures contracts for the year ended March 31, 2013:

	iShares Core S&P 500 ETF	iShares Core S&P Mid-Cap ETF
Average number of contracts purchased	1,011	190
Average value of contracts purchased	$72,928,456	$19,248,250

8.	LEGAL PROCEEDINGS

On January 18, 2013, a lawsuit was filed in the United States District Court for the Middle District of Tennessee by Laborers’ Local 265 Pension Fund and Plumbers and Pipefitters Local No. 572 Pension Fund against BFA, BTC, and the current members of the iShares Trust Board of Trustees and the Board of Directors of iShares, Inc. (collectively, “Defendants”) for alleged violations of, among other things, Sections 36(a) and 36(b) of the 1940 Act. The complaint purports to be brought derivatively on behalf of iShares Trust and iShares, Inc., as well as the following eight funds: iShares Russell Midcap Index Fund; iShares MSCI EAFE

50	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Index Fund; iShares MSCI Emerging Markets Index Fund; iShares Russell 2000 Growth Index Fund; iShares Russell 2000 Value Index Fund; iShares Core S&P Mid-Cap ETF; iShares Core S&P Small-Cap ETF; and iShares Dow Jones U.S. Real Estate Index Fund. The complaint alleges, among other things, that BFA and BTC breached their fiduciary duties under the 1940 Act by charging allegedly excessive fees in connection with the provision of securities lending services to the above eight funds, that the individual defendants breached their fiduciary duties under the 1940 Act by approving those fee arrangements, and that the securities lending contracts are unenforceable under Section 47(b) of the 1940 Act. Plaintiffs seek injunctive relief, rescission of the securities lending contracts, and monetary damages of an unspecified amount. Defendants believe the claims are without merit and intend to vigorously defend themselves against the allegations in the lawsuit. On March 11, 2013, the Defendants filed a motion to dismiss the lawsuit.

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	51

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares Core S&P 500 ETF (formerly the iShares S&P 500 Index Fund), iShares Core S&P Mid-Cap ETF (formerly the iShares S&P MidCap 400 Index Fund), iShares Core S&P Small-Cap ETF (formerly the iShares SmallCap 600 Index Fund) and iShares Core S&P Total U.S. Stock Market ETF (formerly the iShares S&P 1500 Index Fund) (the “Funds”), at March 31, 2013, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2013 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2013

52	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

For corporate shareholders, the following percentages of the income dividends paid by the Funds during the fiscal year ended March 31, 2013 qualified for the dividends-received deduction:

iShares Core ETF	Dividends- Received Deduction
S&P 500	97.43%
S&P Mid-Cap	81.08
S&P Small-Cap	76.38
S&P Total U.S. Stock Market	99.29

Under Section 854(b)(2) of the Internal Revenue Code (the “Code”), the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2013:

iShares Core ETF	Qualified Dividend Income
S&P 500	$725,230,283
S&P Mid-Cap	161,818,694
S&P Small-Cap	111,649,203
S&P Total U.S. Stock Market	8,486,404

In February 2014, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2013. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

TAX INFORMATION	53

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares Core ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
S&P 500	$3.09733	$—	$0.01274	$3.11007	100%	—%	0%[a]	100%
S&P Mid-Cap	1.48557	—	0.05799	1.54356	96	—	4	100
S&P Small-Cap	1.24560	—	0.05087	1.29647	96	—	4	100
S&P Total U.S. Stock Market	1.31112	—	0.01195	1.32307	99	—	1	100

[a]	Rounds to less than 1%.

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

54	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Core S&P 500 ETF

Period Covered: January 1, 2008 through March 31, 2013

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	1	0.08%
Greater than 1.5% and Less than 2.0%	2	0.15
Greater than 1.0% and Less than 1.5%	3	0.22
Greater than 0.5% and Less than 1.0%	7	0.53
Between 0.5% and –0.5%	1,298	98.50
Less than –0.5% and Greater than –1.0%	3	0.22
Less than –1.0% and Greater than –1.5%	3	0.22
Less than –1.5%	1	0.08

	1,318	100.00%

iShares Core S&P Mid-Cap ETF

Period Covered: January 1, 2008 through March 31, 2013

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	2	0.15%
Greater than 1.0% and Less than 1.5%	4	0.29
Greater than 0.5% and Less than 1.0%	4	0.29
Between 0.5% and –0.5%	1,298	98.50
Less than –0.5% and Greater than –1.0%	7	0.53
Less than –1.0% and Greater than –1.5%	1	0.08
Less than –1.5% and Greater than –2.0%	1	0.08
Less than –2.0% and Greater than –2.5%	1	0.08

	1,318	100.00%

SUPPLEMENTAL INFORMATION	55

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Core S&P Small-Cap ETF

Period Covered: January 1, 2008 through March 31, 2013

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	1	0.08%
Greater than 1.0% and Less than 1.5%	4	0.29
Greater than 0.5% and Less than 1.0%	6	0.46
Between 0.5% and –0.5%	1,297	98.43
Less than -0.5% and Greater than -1.0%	4	0.29
Less than -1.0% and Greater than -1.5%	3	0.22
Less than -1.5% and Greater than -2.0%	2	0.15
Less than -2.0% and Greater than -2.5%	1	0.08

	1,318	100.00%

iShares Core S&P Total U.S. Stock Market ETF

Period Covered: January 1, 2008 through March 31, 2013

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	3	0.22%
Greater than 1.5% and Less than 2.0%	1	0.08
Greater than 1.0% and Less than 1.5%	6	0.46
Greater than 0.5% and Less than 1.0%	7	0.53
Between 0.5% and –0.5%	1,294	98.19
Less than –0.5% and Greater than –1.0%	2	0.15
Less than –1.0% and Greater than –1.5%	4	0.29
Less than –1.5%	1	0.08

	1,318	100.00%

56	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Chief Compliance Officer, Treasurer and Secretary shall each hold office until their successors are chosen and qualified, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not interested persons of the Trust (as defined in the 1940 Act) are referred to as Independent Trustees.

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee of iShares Trust also serves as a Director of iShares, Inc., a Director of iShares MSCI Russia Capped Index Fund, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 287 funds (as of March 31, 2013) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees and Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert S. Kapito[a] (56)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of BlackRock, Inc. (since 2007); Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

Michael Latham[b] (47)	Trustee (since 2010); President (since 2007).	Chairman of iShares, BlackRock (since 2011); Global Chief Executive Officer of iShares, BlackRock (2010-2011); Managing Director, BlackRock (since 2009); Head of Americas iShares, Barclays Global Investors (“BGI”) (2007-2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005-2009); Chief Operating Officer of the Intermediary Investor and Exchange-Traded Products Business, BGI (2003-2007).	Director of iShares, Inc. (since 2010); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	57

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert H. Silver (57)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Paine Webber Inc.) (2003-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Independent Chairman of iShares, Inc., iShares MSCI Russia Capped Index Fund, Inc. and iShares U.S. ETF Trust (since 2012).

Cecilia H. Herbert (64)	Trustee (since 2005); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).	Trustee and Member (since 2011) of the Investment Committee, WNET, the New York public broadcasting company; Director (since 1998) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010), the Thacher School; Member (since 1994) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco.	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (69)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (57)	Trustee (since 2005); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

58	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
John E. Martinez (51)	Trustee (since 2003); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

George G.C. Parker (74)	Trustee (since 2000).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University Graduate School of Business (Professor since 1973; Emeritus since 2006).

Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped Index Fund, Inc. (since

2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Madhav V. Rajan (48)	Trustee (since 2011); 15(c) Committee Chair (since 2012).	Robert K. Jaedicke Professor of Accounting and Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Visiting Professor, University of Chicago (2007-2008).	Director of iShares, Inc. (since 2011); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

TRUSTEE AND OFFICER INFORMATION	59

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years
Edward B. Baer (44)	Vice President and Chief Legal Officer (since 2012).	Managing Director of Legal & Compliance, BlackRock (since 2006); Director of Legal & Compliance, BlackRock (2004-2006).

Eilleen M. Clavere (60)	Secretary (since 2007).	Director of Global Fund Administration, BlackRock (since 2009); Director of Legal Administration of Intermediary Investor Business, BGI (2006-2009); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel of Kirkpatrick & Lockhart LLP (2001-2005).

Jack Gee (53)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Scott Radell (44)	Executive Vice President (since 2012).	Managing Director, BlackRock (since 2009); Head of Portfolio Solutions, BlackRock (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (50)	Executive Vice President (since 2007).	Senior Managing Director, BlackRock (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (49)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Head of Strategic Product Initiatives for iShares (since 2012); Chief Legal Officer, Exchange-Traded Fund Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

60	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	61

Notes:

62	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

The Funds’ complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

Certain financial information required by regulations or listing exchange rules in jurisdictions outside the U.S. in which iShares Funds are cross-listed may be publicly filed in those jurisdictions. This information is available upon request by calling 1-800-474-2737.

©2013 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

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iS-AR-32-0313

MARCH 31, 2013

2013 ANNUAL REPORT

iShares Trust

➢	iShares S&P Global 100 Index Fund | IOO | NYSE Arca
➢	iShares S&P Global Clean Energy Index Fund | ICLN | NASDAQ
➢	iShares S&P Global Infrastructure Index Fund | IGF | NYSE Arca
➢	iShares S&P Global Nuclear Energy Index Fund | NUCL | NASDAQ
➢	iShares S&P Global Timber & Forestry Index Fund | WOOD | NASDAQ

Management’s Discussion of Fund Performance

iSHARES® TRUST

GLOBAL MARKET OVERVIEW

Equity markets in Europe, Japan and the United States generally performed well during the 12-month period ended March 31, 2013 (the “reporting period”), even though economic growth throughout these developed markets was weak. This suggests that investors are anticipating better times ahead — and that attractive alternatives to stocks are hard to find.

During the reporting period, most economies in Europe continued to struggle, with gross domestic product in the 17-nation euro zone contracting compared to the prior year period. Unemployment reached 12%, the highest level since the euro’s creation more than a decade ago. The recession was especially acute in Southern Europe, where unemployment in Spain and Greece was above 25%. France’s jobless rate was about 11% in February 2013, while Germany’s was just 5.4%.

The European Central Bank (“ECB”), which lowered short-term rates to a record-low 0.75% in July of 2012, has been unable to stimulate Europe’s economy. Since late 2011, the ECB has lowered interest rates three times and injected more than one trillion euros into the banking system. However, euro zone gross domestic product (“GDP”) has continued to contract the entire time.

The latest crisis in the euro zone involved the Cyprus banking system, which required bailouts from the International Monetary Fund (“IMF”) and the euro zone rescue fund. To save the Cypriot banking system, the two largest banks merged into one, senior debt holders sustained losses and depositors lost money on uninsured accounts. Meanwhile Portugal, which received a bailout from the IMF in exchange for austerity measures, was dealt a blow by its own high court, which ruled that its cutbacks were unconstitutional.

Although Japan’s economy was also flat during the reporting period, the government’s new leaders enacted bold steps to reverse years of deflation, unveiling a package of monetary easing policies. This caused the yen to fall to its lowest level in four years, stimulating exports. Prime Minister Shinzo Abe, who took office at the end of 2012, has made defeating years of deflation a central focus of his economic policy, setting a goal of 2% annual inflation.

In South Korea, the economic environment was overshadowed by tensions with North Korea, which threatened to launch missiles at Seoul — and its stock market was adversely impacted as investors became concerned that the operations of companies located in South Korea would be disrupted.

In contrast, U.S. stocks approached record highs during the reporting period, despite Washington’s budget impasse and concerns about international conflicts. On March 1, 2013, automatic budget cuts took effect — the so-called sequester — which was the result of a 2011 law requiring the cuts if Congress and the White House couldn’t agree on a deficit reduction plan. It was feared that the cuts would reduce economic growth. Nevertheless, U.S. stock prices advanced sharply during the first quarter of 2013.

Economic momentum appeared to be picking up in the U.S. The Conference Board reported that its Leading Economic Index rose for the third consecutive month — and for the fifth time in six months — while unemployment continued to decline. Meanwhile, the University of Michigan’s Index of Consumer Sentiment increased every month during the first quarter of 2013. Still, the U.S. economy was advancing slowly. After posting growth at an annual rate of 3.1% in the third quarter of 2012, GDP rose at an annual rate of just 0.4% in the fourth quarter of 2012.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL 100 INDEX FUND

Performance as of March 31, 2013

Average Annual Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Ten Years Ended 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
9.64%	9.85%	9.52%	1.42%	1.46%	1.26%	7.30%	7.30%	7.20%

Cumulative Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Ten Years Ended 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
9.64%	9.85%	9.52%	7.28%	7.53%	6.47%	102.31%	102.25%	100.47%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,096.50	$2.09	$1,000.00	$1,022.90	$2.02	0.40%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

6	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL 100 INDEX FUND

The iShares S&P Global 100 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global 100™ (the “Index”). The Index is designed to measure the performance of 100 large-capitalization global companies in the S&P Global 1200™, screened for sector representation, liquidity and size. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2013, the total return for the Fund was 9.64%, net of fees, while the total return for the Index was 9.52%.

Despite mixed economic news, U.S. stocks, which comprise about 50% of the Index, approached record levels during the reporting period. Stock markets in Europe, the United Kingdom and Japan performed nearly as well. Only South Korea, accounting for 2% of the Index, posted negative results.

In the U.S., unemployment fell from 8.1% to 7.6% during the reporting period. However, job creation was sluggish, as U.S. employers added only 88,000 jobs in March 2013, down from 268,000 in February. The Federal Reserve maintained its strategy of keeping interest rates extremely low, a strategy that it pledged to keep in place until the job outlook improved.

In Europe, the economy remained in recession. Unemployment in the 17-country euro zone reached 12% in the first quarter of 2013, as gross domestic product contracted for the sixth consecutive quarter. Although economic conditions were slightly better in the United Kingdom, the euro zone remained the U.K.’s largest trading partner, dampening the U.K.’s recovery.

Japan’s deflationary economy remained sluggish, but the central bank promised to mount an aggressive campaign to stimulate the business environment by producing annual inflation of about 2%. Meanwhile, South Korea’s economy and markets were rattled by increasingly aggressive military threats from North Korea.

PORTFOLIO ALLOCATION

As of 3/31/13

Sector	Percentage of Net Assets

Consumer Non-Cyclical	30.08%
Financial	15.15
Energy	13.80
Technology	11.38
Consumer Cyclical	9.10
Industrial	8.66
Basic Materials	4.94
Communications	4.79
Utilities	1.57
Short-Term and Other Net Assets	0.53

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/13

Security	Percentage of Net Assets

Exxon Mobil Corp.	5.04%
General Electric Co.	3.00
Nestle SA Registered (Switzerland)	2.92
Chevron Corp.	2.88
Johnson & Johnson	2.84
International Business Machines Corp.	2.79
Microsoft Corp.	2.69
Procter & Gamble Co. (The)	2.62
Pfizer Inc.	2.59
HSBC Holdings PLC (United Kingdom)	2.43

TOTAL	29.80%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL CLEAN ENERGY INDEX FUND

Performance as of March 31, 2013

Average Annual Total Returns						Cumulative Total Returns
Year Ended 3/31/13			Inception to 3/31/13			Inception to 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(15.79)%	(15.88)%	(17.79)%	(31.98)%	(31.97)%	(33.11)%	(84.08)%	(84.08)%	(85.29)%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 6/24/08. The first day of secondary market trading was 6/25/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,096.00	$2.51	$1,000.00	$1,022.50	$2.42	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

8	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL CLEAN ENERGY INDEX FUND

The iShares S&P Global Clean Energy Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Clean Energy Index™ (the “Index”). The Index is designed to track the performance of the most liquid and tradable securities of global companies involved in clean energy related businesses. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2013, the total return for the Fund was –15.79%, net of fees, while the total return for the Index was –17.79%.

Global clean energy stocks (as represented by the Index) declined about 18% during the reporting period. One factor affecting investor demand was the lack of inflation in traditional energy commodities. Crude oil prices dipped 20% early in the reporting period before gradually recovering. Meanwhile, natural gas, though rebounding sharply during the reporting period, still remained relatively inexpensive compared to historical norms.

At the same time, government funding of alternative energy technologies came under increasing pressure due to economic and political reasons. In the U.S., opposition lawmakers demanded that companies show a clear path to profitability before agreeing to invest taxpayer dollars. In Europe, some budget-challenged countries cut back their financial support for green energy investments. As a result, global corporate investment in green energy projects declined 11% in 2012 compared to the prior year, the first such decline in a decade.

Bucking the trend, China’s clean energy investment was up 20% over the previous year, primarily due to a surge in solar energy investing. In addition, China was the world’s largest wind market in 2012, retaking the top spot from the U.S. in 2011. Wind energy is now China’s third largest energy source, after coal and hydropower. Investment in Japan also soared, where a renewed emphasis on renewable power was evident after the Fukushima nuclear calamity of 2011. Another place of strong growth was South Africa, where there were billions of dollars of new investments in wind and solar energy.

PORTFOLIO ALLOCATION

As of 3/31/13

Sector	Percentage of Net Assets

Electric-Integrated	38.26%
Energy-Alternate Sources	19.77
Power Converters/Power Supply Equipment	11.87
Electronic Components-Semiconductors	6.71
Non-Hazardous Waste Disposal	5.12
Electric-Distribution	4.78
Alternative Waste Technology	4.74
Electric-Generation	4.37
Building-Heavy Construction	2.12
Independent Power Producers	1.13
Building and Construction Products-Miscellaneous	0.47
Short-Term and Other Net Assets	0.66

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/13

Security	Percentage of Net Assets

China Longyuan Power Group Corp. Ltd. Class H (China)	5.87%
Kansai Electric Power Co. Inc. (The) (Japan)	5.72
Kyushu Electric Power Co. Inc. (Japan)	5.46
Covanta Holding Corp.	5.12
Vestas Wind Systems A/S (Denmark)	4.99
Empresa Nacional de Electricidad SA SP ADR (Chile)	4.87
Hokuriku Electric Power Co. (Japan)	4.82
Enel Green Power SpA (Italy)	4.78
AGL Energy Ltd. (Australia)	4.78
First Solar Inc.	4.76

TOTAL	51.17%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL INFRASTRUCTURE INDEX FUND

Performance as of March 31, 2013

Average Annual Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Inception to 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
9.36%	9.42%	9.21%	0.02%	0.01%	(0.23)%	(1.97)%	(1.96)%	(2.21)%

Cumulative Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Inception to 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
9.36%	9.42%	9.21%	0.10%	0.03%	(1.15)%	(10.01)%	(9.96)%	(11.17)%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 12/10/07. The first day of secondary market trading was 12/12/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,074.60	$2.48	$1,000.00	$1,022.50	$2.42	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

10	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL INFRASTRUCTURE INDEX FUND

The iShares S&P Global Infrastructure Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Infrastructure Index™ (the “Index”). The Index is designed to track performance of the stocks of large infrastructure companies in developed markets, or whose stocks are listed on developed market exchanges around the world. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2013, the total return for the Fund was 9.36%, net of fees, while the total return for the Index was 9.21%.

Global infrastructure stocks, as represented by the Index, slightly lagged the broad global equity indexes for the reporting period.

Infrastructure stocks tend to track the broader economic environment as well as investor sentiment regarding future economic performance. As of March 31, 2013, about 28% of the Fund’s holdings were in companies based in the U.S., where unemployment fell from 8.3% to 7.6% during the reporting period. However, economic growth was sluggish, with U.S. GDP struggling to reach 2% in any quarter.

About 21% of the Fund’s holdings were in Europe, where the economy remained in recession. Unemployment in the 17-country euro zone reached 12% in the quarter ended March 2013, as GDP contracted for the sixth consecutive quarter. Meanwhile, Canada, which represents about 11% of the Fund’s holdings, saw GDP advance about 1% during 2012.

Australia, the home of about 8% of the Fund’s holdings, posted a relatively strong 3% GDP growth during the reporting period, while China, which contained about 5% of the Fund’s holdings, saw GDP advance about 8%. Japan, which also represented 5% of the Fund, remained in a recession, but the central bank pledged to mount a historically aggressive campaign to stimulate growth.

The two largest sectors in the Fund, industrials and utilities, each accounted for about 38% of the Fund’s holdings. During the reporting period, global industrials outperformed the overall Index by about 3%, while utilities underperformed by about the same amount.

PORTFOLIO ALLOCATION

As of 3/31/13

Sector/Investment Type	Percentage of Net Assets

Electric	32.22%
Pipelines	18.60
Commercial Services	13.83
Engineering & Construction	9.47
Transportation	9.47
Gas	4.90
Storage & Warehousing	3.31
Holding Companies-Diversified	2.12
Chemicals	1.29
Diversified Financial Services	1.25
Investment Companies	1.08
Aerospace & Defense	1.01
Other*	1.10
Short-Term and Other Net Assets	0.35

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/13

Security	Percentage of Net Assets

Transurban Group (Australia)	5.26%
Enbridge Inc. (Canada)	4.50
TransCanada Corp. (Canada)	4.07
Duke Energy Corp.	3.51
Abertis Infraestructuras SA (Spain)	3.10
National Grid PLC (United Kingdom)	2.92
Southern Co. (The)	2.83
Atlantia SpA (Italy)	2.82
Williams Companies Inc. (The)	2.81
Kinder Morgan Inc.	2.69

TOTAL	34.51%

*	Other includes sectors which individually represent less than 1% of net assets.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL NUCLEAR ENERGY INDEX FUND

Performance as of March 31, 2013

Average Annual Total Returns						Cumulative Total Returns
Year Ended 3/31/13			Inception to 3/31/13			Inception to 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(4.55)%	(4.63)%	(2.91)%	(6.44)%	(6.52)%	(6.56)%	(27.22)%	(27.50)%	(27.64)%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 6/24/08. The first day of secondary market trading was 6/25/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,010.50	$2.41	$1,000.00	$1,022.50	$2.42	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

12	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL NUCLEAR ENERGY INDEX FUND

The iShares S&P Global Nuclear Energy Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Nuclear Energy Index™ (the “Index”). The Index is comprised of large publicly-traded companies in nuclear energy related businesses that meet investability requirements. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2013, the total return for the Fund was –4.55%, net of fees, while the total return for the Index was –2.91%.

As represented by the Index, global nuclear energy stocks posted single-digit declines for the reporting period, trailing broad global equity indexes.

During the reporting period, the nuclear power industry continued to feel the negative consequences of the 2011 reactor meltdown in Fukushima, Japan. Once one of the world’s largest nuclear power producers, Japan shuttered its other reactors until safety concerns are satisfied. However, unlike the U.S., with its plentiful oil and gas reserves, Japan has limited alternatives in terms of domestic sources of energy. Its new Prime Minister, Shinzo Abe, has recently advocated building new reactors, reversing his predecessor’s anti-nuclear position.

Meanwhile, many emerging market countries such as China, India, Russia and South Korea are still building nuclear power plants to meet their energy needs. China, which faces growing pollution from other sources of energy, recently ended a ban on new reactors.

In Germany, however, the government has shifted away from financing nuclear power and towards alternative energy sources such as solar and wind. German industrialists have expressed concerns that they will be at a disadvantage against their U.S. rivals, where a boom in natural gas production has led to a sharp drop in energy costs. Europe’s largest economy relies heavily on energy intensive industries such as chemicals and automobiles.

In addition to companies focusing on nuclear power, the Fund also includes a significant number of broad-based electrical utility companies. Shares of these utilities, perceived as defensive investments, tend to weaken in an improving economic environment, which was generally characteristic of the reporting period.

PORTFOLIO ALLOCATION

As of 3/31/13

Sector	Percentage of Net Assets

Electric-Integrated	52.13%
Machinery-General Industrial	15.63
Non-Ferrous Metals	11.58
Electric Products-Miscellaneous	9.88
Oil-Field Services	4.87
Engineering/Research and Development Services	4.72
Hazardous Waste Disposal	0.77
Short-Term and Other Net Assets	0.42

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/13

Security	Percentage of Net Assets

Mitsubishi Heavy Industries Ltd. (Japan)	11.35%
Mitsubishi Electric Corp. (Japan)	9.88
Cameco Corp. (Canada)	9.54
NextEra Energy Inc.	9.49
Exelon Corp.	8.09
FirstEnergy Corp.	4.93
E.ON SE (Germany)	4.90
AMEC PLC (United Kingdom)	4.87
Iberdrola SA (Spain)	4.76
Entergy Corp.	4.73

TOTAL	72.54%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL TIMBER & FORESTRY INDEX FUND

Performance as of March 31, 2013

Average Annual Total Returns						Cumulative Total Returns
Year Ended 3/31/13			Inception to 3/31/13			Inception to 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
22.75%	22.75%	22.47%	2.66%	2.69%	1.89%	13.34%	13.52%	9.32%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 6/24/08. The first day of secondary market trading was 6/25/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,229.60	$2.67	$1,000.00	$1,022.50	$2.42	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

14	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL TIMBER & FORESTRY INDEX FUND

The iShares S&P Global Timber & Forestry Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Timber & Forestry Index™ (the “Index”). The Index is comprised of large publicly-traded companies engaged in the ownership, management or upstream supply chain of forests and timberlands. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2013, the total return for the Fund was 22.75%, net of fees, while the total return for the Index was 22.47%.

As represented by the Index, global timber and forestry stocks posted double-digit gains for the reporting period, exceeding broad global equity indexes.

Timber and forestry stocks benefited from a recovery in the housing market as well as a looming shortage of raw materials. Growing demand and limited capacity have caused plywood prices to rise 45% during the reporting period. Meanwhile, U.S. housing starts and building permits in February 2013 rose 27% and 34%, respectively, from February 2012. The National Association of Realtors reported that, as of February 2013, U.S. home sales have been above year-ago levels for 20 consecutive months.

While the U.S. housing market produced solid gains, global markets were mixed. Housing markets generally improved in the United Kingdom, Australia, China and parts of Latin America where economic growth was solid. Chile and Columbia reported strong price growth during the reporting period, but Mexico’s housing recovery has stalled. Housing market conditions remained weak in much of Europe, particularly Spain and Ireland, where unemployment remained high. In contrast, Switzerland and Germany posted strong gains in home prices. In Canada, tougher mortgage lending rules and easing demand have modestly lowered prices during the reporting period.

In addition to timber and forestry companies, the Fund continued to hold shares of real estate investment trusts (“REITs”), particularly those that own commercial forest lands. These REITs continued to benefit from their relatively high dividend payouts as well as continuing improvement in land values.

PORTFOLIO ALLOCATION

As of 3/31/13

Sector	Percentage of Net Assets

Paper & Related Products	35.69%
Reits-Diversified	27.75
Forestry	19.47
Containers-Paper/Plastic	8.17
Food-Miscellaneous/Diversified	3.48
Agricultural Operations	2.88
Building Products-Wood	2.22
Short-Term and Other Net Assets	0.34

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/13

Security	Percentage of Net Assets

Rayonier Inc.	7.93%
Weyerhaeuser Co.	7.87
Plum Creek Timber Co. Inc.	7.78
West Fraser Timber Co. Ltd. (Canada)	6.32
Mondi PLC (United Kingdom)	4.52
Packaging Corp. of America	4.42
International Paper Co.	4.36
Fibria Celulose SA SP ADR (Brazil)	4.29
Potlatch Corp.	4.17
Canfor Corp. (Canada)	4.12

TOTAL	55.78%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

About Fund Performance (Unaudited)

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on October 1, 2012 and held through March 31, 2013, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

16	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P GLOBAL 100 INDEX FUND

March 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.47%

AUSTRALIA — 1.37%
BHP Billiton Ltd.	472,932	$16,152,484

		16,152,484
FINLAND — 0.15%
Nokia OYJ[a]	547,752	1,775,301

		1,775,301
FRANCE — 6.62%
AXA SA	269,004	4,632,187
Carrefour SA	90,132	2,471,594
Compagnie de Saint-Gobain	64,380	2,390,825
France Telecom SA	284,316	2,880,560
GDF Suez	226,200	4,362,758
L’Oreal SA	36,540	5,804,126
LVMH Moet Hennessy Louis Vuitton SA	40,020	6,881,075
Sanofi	176,784	17,994,940
Schneider Electric SA	81,432	5,960,306
Societe Generale[b]	116,232	3,825,365
Total SA	348,000	16,692,700
Vivendi SA	194,184	4,018,300

		77,914,736
GERMANY — 6.57%
Allianz SE Registered	66,816	9,090,338
BASF SE	135,024	11,845,610
Bayer AG Registered	121,800	12,585,773
Daimler AG Registered	145,116	7,909,343
Deutsche Bank AG Registered	138,156	5,395,804
Deutsche Telekom AG Registered	431,172	4,565,543
E.ON SE	293,712	5,136,856
Muenchener Rueckversicherungs-Gesellschaft AG Registered	23,316	4,368,255
RWE AG	72,036	2,689,477
Siemens AG Registered	118,320	12,767,067
Volkswagen AG	5,220	983,665

		77,337,731
JAPAN — 5.02%
Bridgestone Corp.	104,400	3,519,974
Canon Inc.	174,050	6,294,086
FUJIFILM Holdings Corp.	69,600	1,359,132
Honda Motor Co. Ltd.	263,800	9,974,569
Nissan Motor Co. Ltd.	382,800	3,684,684
Panasonic Corp.	348,000	2,420,676
Seven & I Holdings Co. Ltd.	116,020	3,843,888

Security	Shares	Value

Sony Corp.	146,600	$2,560,277
Toshiba Corp.	618,500	3,104,999
Toyota Motor Corp.	432,700	22,366,752

		59,129,037
NETHERLANDS — 1.70%
AEGON NV	262,044	1,578,477
ING Groep NV CVA[b]	560,976	3,988,572
Koninklijke Philips Electronics NV	140,244	4,157,313
Unilever NV CVA	251,952	10,338,445

		20,062,807
SOUTH KOREA — 2.05%
Samsung Electronics Co. Ltd. SP GDR[c]	35,844	24,087,168

		24,087,168
SPAIN — 2.38%
Banco Bilbao Vizcaya Argentaria SA	800,052	6,947,942
Banco Santander SA	1,548,252	10,421,669
Repsol SA	129,419	2,634,061
Telefonica SA	596,820	8,039,286

		28,042,958
SWEDEN — 0.48%
Telefonaktiebolaget LM Ericsson Class B	451,008	5,632,398

		5,632,398
SWITZERLAND — 7.35%
ABB Ltd. Registered	315,288	7,128,482
Credit Suisse Group AG Registered	170,868	4,494,769
Nestle SA Registered	473,976	34,361,321
Novartis AG Registered	397,416	28,307,418
Swiss Re AG	50,460	4,113,746
UBS AG Registered	527,220	8,100,798

		86,506,534
UNITED KINGDOM — 15.55%
Anglo American PLC	206,364	5,301,942
AstraZeneca PLC	182,004	9,118,634
Aviva PLC	427,692	1,923,609
Barclays PLC	1,595,232	7,052,472
BP PLC	2,795,136	19,519,426
Diageo PLC	368,184	11,600,687
GlaxoSmithKline PLC	721,404	16,852,981
HSBC Holdings PLC	2,678,556	28,572,468
National Grid PLC	536,964	6,237,453

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL 100 INDEX FUND

March 31, 2013

Security	Shares	Value

Prudential PLC	375,840	$6,077,897
Rio Tinto PLC	179,220	8,395,418
Royal Dutch Shell PLC Class A	546,708	17,673,875
Royal Dutch Shell PLC Class B	386,280	12,816,055
Standard Chartered PLC	286,404	7,408,357
Vodafone Group PLC	7,226,220	20,474,981
Xstrata PLC	250,560	4,063,345

		183,089,600
UNITED STATES — 50. 23%
3M Co.	92,916	9,877,900
Bristol-Myers Squibb Co.	240,120	9,890,543
Caterpillar Inc.	96,048	8,353,294
Chevron Corp.	285,012	33,865,126
Citigroup Inc.	446,136	19,737,057
Coca-Cola Co. (The)	564,804	22,840,674
Colgate-Palmolive Co.	65,076	7,680,920
Dell Inc.	216,804	3,106,801
Dow Chemical Co. (The)	177,132	5,639,883
E.I. du Pont de Nemours and Co.	137,112	6,740,426
EMC Corp.[b]	309,372	7,390,897
Exxon Mobil Corp.	658,416	59,329,866
Ford Motor Co.	575,592	7,569,035
General Electric Co.	1,528,068	35,328,932
Goldman Sachs Group Inc. (The)	64,728	9,524,725
Hewlett-Packard Co.	287,448	6,852,760
Intel Corp.	730,104	15,952,772
International Business Machines Corp.	153,816	32,808,953
J.P. Morgan Chase & Co.	561,672	26,656,953
Johnson & Johnson	410,292	33,451,107
Kimberly-Clark Corp.	57,420	5,626,012
McDonald’s Corp.	146,856	14,640,075
Merck & Co. Inc.	445,092	19,686,419
Microsoft Corp.	1,107,684	31,690,839
Morgan Stanley	201,840	4,436,443
News Corp. Class A NVS	295,800	9,027,816
Nike Inc. Class B	106,488	6,283,857
PepsiCo Inc.	226,548	17,922,212
Pfizer Inc.	1,056,528	30,491,398
Philip Morris International Inc.	242,208	22,455,104
Procter & Gamble Co. (The)	400,896	30,893,046
Texas Instruments Inc.	165,300	5,864,844
United Technologies Corp.	123,888	11,574,856

Security	Shares	Value

Wal-Mart Stores Inc.	244,992	$18,332,751

		591,524,296

TOTAL COMMON STOCKS (Cost: $1,205,674,348)		1,171,255,050

SHORT-TERM INVESTMENTS — 0.24%

MONEY MARKET FUNDS — 0.24%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[d,e,f]	1,964,501	1,964,501
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[d,e,f]	139,533	139,533
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[d,e]	749,175	749,175

		2,853,209

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,853,209)		2,853,209

TOTAL INVESTMENTS IN SECURITIES — 99.71%
(Cost: $1,208,527,557)		1,174,108,259
Other Assets, Less Liabilities — 0.29%		3,419,709

NET ASSETS — 100.00%		$1,177,527,968

NVS — Non-Voting Shares

SP GDR — Sponsored Global Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

18	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P GLOBAL CLEAN ENERGY INDEX FUND

March 31, 2013

Security	Shares	Value

COMMON STOCKS — 90.66%

AUSTRALIA — 4.78%
AGL Energy Ltd.	81,434	$1,346,498

		1,346,498
AUSTRIA — 4.24%
Verbund AGa	55,062	1,195,623

		1,195,623
CHILE — 4.87%
Empresa Nacional de Electricidad SA SP ADR	25,840	1,371,587

		1,371,587
CHINA — 19.88%
China Everbright International Ltd.[a]	1,862,000	1,336,057
China Longyuan Power Group Corp. Ltd. Class H	1,824,000	1,654,198
Dongfang Electric Corp. Ltd. Class Ha	288,800	478,441
GCL-Poly Energy Holdings Ltd.[a]	6,232,000	1,268,453
Harbin Electric Co. Ltd. Class H	564,000	458,457
Trina Solar Ltd. SP ADR[a,b]	64,524	234,222
Yingli Green Energy Holding Co. Ltd. SP ADR[a,b]	92,150	175,085

		5,604,913
DENMARK — 4.99%
Vestas Wind Systems A/Sa,b	175,446	1,405,260

		1,405,260
ITALY — 4.78%
Enel Green Power SpA	717,440	1,347,810

		1,347,810
JAPAN — 24.85%
Electric Power Development Co. Ltd.	46,800	1,232,967
Hokuriku Electric Power Co.	110,200	1,358,454
Kansai Electric Power Co. Inc. (The)[b]	163,400	1,612,797
Kyushu Electric Power Co. Inc.[b]	148,200	1,540,006
Tohoku Electric Power Co. Inc.[b]	155,800	1,259,392

		7,003,616
NORWAY — 0.75%
Renewable Energy Corp. ASA[a,b]	1,075,058	211,602

		211,602
PORTUGAL — 2.90%
EDP Renovaveis SAb	169,138	818,806

		818,806

Security	Shares	Value

SOUTH KOREA — 0.47%
Unison Co. Ltd.[b]	21,736	$133,042

		133,042
SPAIN — 3.97%
Acciona SA	10,944	597,682
Gamesa Corporacion Tecnologica SA	170,962	522,486

		1,120,168
UNITED STATES — 14.18%
Covanta Holding Corp.	71,592	1,442,579
First Solar Inc.[a,b]	49,780	1,342,069
GT Advanced Technologies Inc.[a,b]	103,056	339,054
Ormat Technologies Inc.	15,466	319,373
Solazyme Inc.[a,b]	31,920	249,295
SunPower Corp.[a,b]	26,334	303,894

		3,996,264

TOTAL COMMON STOCKS
(Cost: $32,687,822)		25,555,189

PREFERRED STOCKS — 8.68%

BRAZIL — 8.68%
Companhia Energetica de Minas Gerais SP ADR	101,916	1,207,705
Companhia Paranaense de Energia Class B SP ADR	80,028	1,238,033

		2,445,738

TOTAL PREFERRED STOCKS
(Cost: $2,299,916)		2,445,738

SHORT-TERM INVESTMENTS — 28.55%

MONEY MARKET FUNDS — 28.55%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	7,496,937	7,496,937
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	532,486	532,486
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	19,881	19,881

		8,049,304

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,049,304)		8,049,304

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL CLEAN ENERGY INDEX FUND

March 31, 2013

Value

TOTAL INVESTMENTS IN SECURITIES — 127.89%
(Cost: $43,037,042)	$36,050,231
Other Assets, Less Liabilities — (27.89)%	(7,860,961)

NET ASSETS —100.00%	$28,189,270

SP ADR  —  Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

20	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P GLOBAL INFRASTRUCTURE INDEX FUND

March 31, 2013

Security	Shares	Value

COMMON STOCKS — 98.05%

AUSTRALIA — 7.55%
Macquarie Atlas Roads Group[a]	882,339	$1,435,016
Qube Logistics Holdings Ltd.	1,297,257	2,292,411
Sydney Airport	1,676,544	5,733,047
Transurban Group	3,259,182	21,678,339

		31,138,813
BRAZIL — 1.88%
Centrais Eletricas Brasileiras SA SP ADR	76,035	260,040
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR[a]	32,190	1,536,429
CPFL Energia SA SP ADR	32,079	671,734
Ultrapar Participacoes SA SP ADR	208,791	5,299,115

		7,767,318
CANADA — 11.40%
AltaGas Ltd.	53,280	1,830,804
Enbridge Inc.	398,379	18,547,494
Pembina Pipeline Corp.	145,632	4,601,395
TransCanada Corp.	351,648	16,787,173
Veresen Inc.	97,791	1,247,474
Westshore Terminals Investment Corp.	142,302	3,997,538

		47,011,878
CHILE — 0.76%
Empresa Nacional de Electricidad SA SP ADR	30,525	1,620,267
Enersis SA SP ADR	79,476	1,529,118

		3,149,385
CHINA — 4.55%
China Merchants Holdings (International) Co. Ltd.[b]	2,664,000	8,733,976
China Resources Power Holdings Co. Ltd.	445,600	1,334,622
COSCO Pacific Ltd.	3,586,000	5,173,903
Huaneng Power International Inc. Class H SP ADR	21,090	890,842
Zhejiang Expressway Co. Ltd. Class H	3,330,000	2,629,630

		18,762,973
FRANCE — 6.70%
Aeroports de Paris	86,580	7,356,603
Electricite de France SA	83,028	1,594,978

Security	Shares	Value

GDF Suez	428,349	$8,261,641
Groupe Eurotunnel SA Registered	1,305,027	10,413,323

		27,626,545
GERMANY — 5.11%
E.ON SE	573,315	10,026,953
Fraport AG	81,807	4,593,237
Hamburger Hafen und Logistik AG	55,722	1,218,183
RWE AG	140,193	5,234,132

		21,072,505
ITALY — 5.13%
Ansaldo STS SpA	219,003	2,193,528
Atlantia SpA	734,931	11,626,684
Enel SpA	1,854,588	6,063,236
Societa Iniziative Autostradali e Servizi SpA	136,530	1,280,699

		21,164,147

JAPAN — 4.59%
Japan Airport Terminal Co. Ltd.	166,500	2,224,250
Kamigumi Co. Ltd.	581,000	5,407,094
Kansai Electric Power Co. Inc. (The)[a]	233,100	2,300,753
Mitsubishi Logistics Corp.	363,000	6,741,098
Sumitomo Warehouse Co. Ltd. (The)	333,000	2,270,294

		18,943,489
MEXICO — 1.44%
Grupo Aeroportuario del Sureste SAB de CV Series B SP ADR	43,512	5,946,785

		5,946,785
NETHERLANDS — 2.20%
Royal Vopak NV	150,072	9,063,026

		9,063,026
NEW ZEALAND — 1.36%
Auckland International Airport Ltd.	2,270,616	5,603,678

		5,603,678
NORWAY — 0.30%
Golar LNG Ltd.[b]	21,534	795,896
Ship Finance International Ltd.	23,976	422,937

		1,218,833
RUSSIA — 0.15%
RusHydro OJSC SP ADR	323,121	628,470

		628,470

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL INFRASTRUCTURE INDEX FUND

March 31, 2013

Security	Shares	Value

SINGAPORE — 3.75%
Hutchison Port Holdings Trust[b]	11,544,000	$9,812,400
SATS Ltd.[b]	1,443,000	3,535,967
SIA Engineering Co.[b]	555,000	2,120,506

		15,468,873
SPAIN — 4.46%
Abertis Infraestructuras SA	758,907	12,775,851
Iberdrola SA	1,209,456	5,642,273

		18,418,124
SWITZERLAND — 0.99%
Flughafen Zurich AG Registered	8,769	4,090,718

		4,090,718
UNITED KINGDOM — 7.39%
BBA Aviation PLC	1,067,709	4,174,754
Centrica PLC	1,463,535	8,171,418
National Grid PLC	1,035,408	12,027,452
SSE PLC	271,728	6,123,067

		30,496,691
UNITED STATES — 28.34%
American Electric Power Co. Inc.	137,751	6,698,831
Cheniere Energy Inc.[a,b]	107,559	3,011,652
Dominion Resources Inc.	163,725	9,525,521
Duke Energy Corp.	199,467	14,479,310
Entergy Corp.	50,394	3,186,917
Exelon Corp.	243,534	8,397,052
FirstEnergy Corp.	117,105	4,941,831
Kinder Morgan Inc.	286,380	11,077,178
NextEra Energy Inc.	119,436	9,277,788
Nordic American Tankers Ltd.[b]	26,307	303,846
PG&E Corp.	122,877	5,471,713
Public Service Enterprise Group Inc.	143,412	4,924,768
SemGroup Corp. Class Aa	20,535	1,062,070
Southern Co. (The)	249,084	11,687,021
Spectra Energy Corp.	324,675	9,983,756
Teekay Corp.	18,537	666,591
Wesco Aircraft Holdings Inc.[a,b]	42,735	629,059
Williams Companies Inc. (The)	309,135	11,580,197

		116,905,101

TOTAL COMMON STOCKS
(Cost: $382,599,126)		404,477,352

Security	Shares	Value

INVESTMENT COMPANIES — 1.08%

AUSTRALIA — 1.08%
Australian Infrastructure Fund	1,396,713	$4,455,796

		4,455,796

TOTAL INVESTMENT COMPANIES
(Cost: $2,901,236)		4,455,796

PREFERRED STOCKS — 0.52%

BRAZIL — 0.52%
Companhia Energetica de Minas Gerais SP ADR	143,967	1,706,009
Companhia Paranaense de Energia Class B SP ADR	28,083	434,444

		2,140,453

TOTAL PREFERRED STOCKS
(Cost: $2,540,300)		2,140,453

SHORT-TERM INVESTMENTS — 1.46%

MONEY MARKET FUNDS — 1.46%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	4,948,208	4,948,208
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	351,457	351,457
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	741,526	741,526

		6,041,191

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,041,191)		6,041,191

TOTAL INVESTMENTS IN SECURITIES — 101.11%
(Cost: $394,081,853)		417,114,792
Other Assets, Less Liabilities — (1.11)%		(4,581,834)

NET ASSETS — 100.00%		$412,532,958

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

22	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P GLOBAL NUCLEAR ENERGY INDEX FUND

March 31, 2013

Security	Shares	Value

COMMON STOCKS — 98.79%

AUSTRALIA — 2.04%
Energy Resources of Australia Ltd.[a]	45,458	$63,269
Paladin Energy Ltd.[a]	119,140	122,967

		186,236
CANADA — 9.54%
Cameco Corp.	41,930	870,008

		870,008
CHINA — 1.91%
Shanghai Electric Group Co. Ltd. Class H	448,000	174,291

		174,291
FINLAND — 4.70%
Fortum OYJ	21,252	428,994

		428,994
FRANCE — 3.60%
Electricite de France SA	17,080	328,109

		328,109
GERMANY — 4.90%
E.ON SE	25,550	446,855

		446,855
JAPAN — 29.13%
JGC Corp.	17,000	430,153
Kansai Electric Power Co. Inc. (The)[a]	29,400	290,185
Mitsubishi Electric Corp.	112,000	901,765
Mitsubishi Heavy Industries Ltd.	182,000	1,035,631

		2,657,734
SOUTH KOREA — 2.97%
Korea Electric Power Corp. SP ADR[a]	19,950	271,120

		271,120
SPAIN — 4.76%
Iberdrola SA	93,072	434,193

		434,193
UNITED KINGDOM — 4.87%
AMEC PLC	27,692	444,037

		444,037
UNITED STATES — 30.37%
Babcock & Wilcox Co. (The)	7,602	215,973
EnergySolutions Inc.[a,b]	18,704	70,140
Entergy Corp.	6,818	431,170
Exelon Corp.	21,406	738,079

Security	Shares	Value

FirstEnergy Corp.	10,668	$450,190
NextEra Energy Inc.	11,144	865,666

		2,771,218

TOTAL COMMON STOCKS
(Cost: $10,026,199)		9,012,795

PREFERRED STOCKS — 0.79%

BRAZIL — 0.79%
Centrais Eletricas Brasileiras SA Class B SP ADR	11,522	72,128

		72,128

TOTAL PREFERRED STOCKS
(Cost: $135,723)		72,128

SHORT-TERM INVESTMENTS — 0.01%

MONEY MARKET FUNDS — 0.01%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	719	719
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	51	51
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	293	293

		1,063

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,063)		1,063

TOTAL INVESTMENTS IN SECURITIES — 99.59%
(Cost: $10,162,985)		9,085,986
Other Assets, Less Liabilities — 0.41%		37,836

NET ASSETS — 100.00%		$9,123,822

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments

iSHARES® S&P GLOBAL TIMBER & FORESTRY INDEX FUND

March 31, 2013

Security	Shares	Value

COMMON STOCKS — 97.81%

BRAZIL — 6.51%
Duratex SA	811,800	$6,562,521
Fibria Celulose SA SP ADR[a,b]	1,049,796	12,671,038

		19,233,559
CANADA —10.45%
Canfor Corp.[b]	582,120	12,181,575
West Fraser Timber Co. Ltd.	210,870	18,680,349

		30,861,924
FINLAND — 6.37%
Stora Enso OYJ Class R	1,499,256	9,693,349
UPM-Kymmene OYJ	816,750	9,129,700

		18,823,049
HONG KONG — 2.64%
Nine Dragons Paper (Holdings) Ltd.[a]	8,316,000	7,809,658

		7,809,658
JAPAN — 9.74%
Nippon Paper Group Inc.[a,b]	574,200	8,769,955
Oji Holdings Corp.	2,992,000	11,042,587
Sumitomo Forestry Co. Ltd.	831,600	8,951,066

		28,763,608
SINGAPORE — 6.37%
Golden Agri-Resources Ltd.	18,216,000	8,516,266
Wilmar International Ltd.	3,701,000	10,292,157

		18,808,423
SOUTH AFRICA — 2.56%
Sappi Ltd.[b]	2,419,164	7,573,031

		7,573,031
SWEDEN — 2.71%
Holmen AB Class B	268,884	8,014,414

		8,014,414
UNITED KINGDOM — 4.52%
Mondi PLC	982,872	13,342,437

		13,342,437
UNITED STATES — 45.94%
Deltic Timber Corp.	73,062	5,020,821
International Paper Co.	276,804	12,893,530
MeadWestvaco Corp.	322,344	11,701,087
Packaging Corp. of America	291,258	13,068,747
Plum Creek Timber Co. Inc.[a]	440,154	22,976,039
Potlatch Corp.	268,686	12,321,940
Rayonier Inc.[a,b]	392,436	23,416,656

Security	Shares	Value

Sonoco Products Co.	316,404	$11,070,976
Weyerhaeuser Co.	741,114	23,256,157

		135,725,953

TOTAL COMMON STOCKS
(Cost: $251,704,704)		288,956,056

PREFERRED STOCKS — 1.85%

BRAZIL — 1.85%
Suzano Papel e Celulose SA Class A	1,425,600	5,479,406

		5,479,406

TOTAL PREFERRED STOCKS
(Cost: $5,035,473)		5,479,406

SHORT-TERM INVESTMENTS — 8.83%

MONEY MARKET FUNDS — 8.83%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	23,742,409	23,742,409
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	1,686,355	1,686,355
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	649,678	649,678

		26,078,442

TOTAL SHORT-TERM INVESTMENTS
(Cost: $26,078,442)		26,078,442

TOTAL INVESTMENTS IN SECURITIES — 108.49%
(Cost: $282,818,619)		320,513,904
Other Assets, Less Liabilities — (8.49)%		(25,087,744)

NET ASSETS — 100.00%		$295,426,160

SP ADR — Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

24	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2013

	iShares S&P Global 100 Index Fund	iShares S&P Global Clean Energy Index Fund	iShares S&P Global Infrastructure Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$1,205,674,348	$34,987,738	$388,040,662
Affiliated (Note 2)	2,853,209	8,049,304	6,041,191

Total cost of investments	$1,208,527,557	$43,037,042	$394,081,853

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,171,255,050	$28,000,927	$411,073,601
Affiliated (Note 2)	2,853,209	8,049,304	6,041,191

Total fair value of investments	1,174,108,259	36,050,231	417,114,792
Foreign currency, at value[b]	1,723,931	7,436	702,115
Cash	121,583	—	51,852
Receivables:
Investment securities sold	—	—	360
Dividends and interest	4,078,053	172,397	755,544

Total Assets	1,180,031,826	36,230,064	418,624,663

LIABILITIES
Payables:
Investment securities purchased	—	—	625,442
Collateral for securities on loan (Note 5)	2,104,034	8,029,423	5,299,665
Investment advisory fees (Note 2)	399,824	11,371	166,598

Total Liabilities	2,503,858	8,040,794	6,091,705

NET ASSETS	$1,177,527,968	$28,189,270	$412,532,958

Net assets consist of:

Paid-in capital	$1,327,705,602	$89,366,670	$424,980,186
Undistributed net investment income	7,807,585	121,602	371,608
Accumulated net realized loss	(123,571,732)	(54,311,959)	(35,852,285)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(34,413,487)	(6,987,043)	23,033,449

NET ASSETS	$1,177,527,968	$28,189,270	$412,532,958

Shares outstanding[c]	17,400,000	3,800,000	11,100,000

Net asset value per share	$67.67	$7.42	$37.17

[a]	Securities on loan with values of $1,775,301, $7,424,121 and $5,167,507, respectively. See Note 5.
[b]	Cost of foreign currency: $1,723,911, $7,480 and $702,001, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	25

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2013

	iShares S&P Global Nuclear Energy Index Fund	iShares S&P Global Timber & Forestry Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$10,161,922	$256,740,177
Affiliated (Note 2)	1,063	26,078,442

Total cost of investments	$10,162,985	$282,818,619

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$9,084,923	$294,435,462
Affiliated (Note 2)	1,063	26,078,442

Total fair value of investments	9,085,986	320,513,904
Foreign currency, at value[b]	6,910	230,931
Receivables:
Investment securities sold	435,001	221
Dividends and interest	22,771	546,755

Total Assets	9,550,668	321,291,811

LIABILITIES
Payables:
Investment securities purchased	422,376	321,814
Collateral for securities on loan (Note 5)	770	25,428,764
Investment advisory fees (Note 2)	3,700	115,073

Total Liabilities	426,846	25,865,651

NET ASSETS	$9,123,822	$295,426,160

Net assets consist of:
Paid-in capital	$13,921,310	$282,484,222
Undistributed net investment income	52,609	—
Accumulated net realized loss	(3,773,180)	(24,754,630)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(1,076,917)	37,696,568

NET ASSETS	$9,123,822	$295,426,160

Shares outstanding[c]	280,000	5,940,000

Net asset value per share	$32.59	$49.74

[a]	Securities on loan with values of $750 and $24,649,869, respectively. See Note 5.
[b]	Cost of foreign currency: $6,907 and $231,364, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

26	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2013

	iShares S&P Global 100 Index Fund	iShares S&P Global Clean Energy Index Fund	iShares S&P Global Infrastructure Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$35,188,037	$650,217	$16,952,564
Interest — affiliated (Note 2)	800	25	303
Securities lending income — affiliated (Note 2)	75,787	459,568	126,253

Total investment income	35,264,624	1,109,810	17,079,120

EXPENSES
Investment advisory fees (Note 2)	4,206,965	130,269	1,867,943

Total expenses	4,206,965	130,269	1,867,943

Net investment income	31,057,659	979,541	15,211,177

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(19,786,994)	(17,954,345)	(2,982,001)
In-kind redemptions — unaffiliated	17,547,750	(62,646)	24,082,425
Foreign currency transactions	(120,048)	(244)	(40,101)

Net realized gain (loss)	(2,359,292)	(18,017,235)	21,060,323

Net change in unrealized appreciation/depreciation on:
Investments	67,184,862	11,478,551	(2,217,706)
Translation of assets and liabilities in foreign currencies	(57,383)	39	(3,473)

Net change in unrealized appreciation/depreciation	67,127,479	11,478,590	(2,221,179)

Net realized and unrealized gain (loss)	64,768,187	(6,538,645)	18,839,144

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$95,825,846	$(5,559,104)	$34,050,321

[a]	Net of foreign withholding tax of $1,759,264, $57,556 and $1,264,465, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	27

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2013

	iShares S&P Global Nuclear Energy Index Fund	iShares S&P Global Timber & Forestry Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$321,697	$3,238,994
Interest — affiliated (Note 2)	7	110
Securities lending income — affiliated (Note 2)	572	257,143

Total investment income	322,276	3,496,247

EXPENSES
Investment advisory fees (Note 2)	47,643	916,018

Total expenses	47,643	916,018

Net investment income	274,633	2,580,229

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,880,533)	(18,343,571)
In-kind redemptions — unaffiliated	102,028	1,995,243
Foreign currency transactions	210	(35,365)

Net realized loss	(1,778,295)	(16,383,693)

Net change in unrealized appreciation/depreciation on:
Investments	819,438	61,182,770
Translation of assets and liabilities in foreign currencies	(121)	(915)

Net change in unrealized appreciation/depreciation	819,317	61,181,855

Net realized and unrealized gain (loss)	(958,978)	44,798,162

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(684,345)	$47,378,391

[a]	Net of foreign withholding tax of $20,886 and $174,659, respectively.

See notes to financial statements.

28	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P Global 100 Index Fund		iShares S&P Global Clean Energy Index Fund
	Year ended March 31, 2013	Year ended March 31, 2012	Year ended March 31, 2013	Year ended March 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$31,057,659	$30,911,060	$979,541	$1,835,874
Net realized gain (loss)	(2,359,292)	2,956,740	(18,017,235)	(22,469,321)
Net change in unrealized appreciation/depreciation	67,127,479	(23,330,504)	11,478,590	(18,634,944)

Net increase (decrease) in net assets resulting from operations	95,825,846	10,537,296	(5,559,104)	(39,268,391)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(29,872,773)	(29,801,389)	(1,051,998)	(1,650,044)

Total distributions to shareholders	(29,872,773)	(29,801,389)	(1,051,998)	(1,650,044)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	117,454,038	94,422,031	1,596,185	8,840,952
Cost of shares redeemed	(73,877,647)	(117,173,946)	(1,393,924)	(8,245,536)

Net increase (decrease) in net assets from capital share transactions	43,576,391	(22,751,915)	202,261	595,416

INCREASE (DECREASE) IN NET ASSETS	109,529,464	(42,016,008)	(6,408,841)	(40,323,019)

NET ASSETS
Beginning of year	1,067,998,504	1,110,014,512	34,598,111	74,921,130

End of year	$1,177,527,968	$1,067,998,504	$28,189,270	$34,598,111

Undistributed net investment income included in net assets at end of year	$7,807,585	$6,742,747	$121,602	$194,303

SHARES ISSUED AND REDEEMED
Shares sold	1,750,000	1,550,000	200,000	600,000
Shares redeemed	(1,150,000)	(1,800,000)	(200,000)	(800,000)

Net increase (decrease) in shares outstanding	600,000	(250,000)	—	(200,000)

See notes to financial statements.

FINANCIAL STATEMENTS	29

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Infrastructure Index Fund		iShares S&P Global Nuclear Energy Index Fund
	Year ended March 31, 2013	Year ended March 31, 2012	Year ended March 31, 2013	Year ended March 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$15,211,177	$19,676,491	$274,633	$369,322
Net realized gain (loss)	21,060,323	16,267,556	(1,778,295)	(1,083,742)
Net change in unrealized appreciation/depreciation	(2,221,179)	(40,833,182)	819,317	(1,571,395)

Net increase (decrease) in net assets resulting from operations	34,050,321	(4,889,135)	(684,345)	(2,285,815)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(16,715,289)	(19,433,748)	(306,778)	(390,343)

Total distributions to shareholders	(16,715,289)	(19,433,748)	(306,778)	(390,343)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	80,627,098	36,156,908	—	—
Cost of shares redeemed	(121,375,952)	(94,102,973)	(1,883,609)	(2,643,093)

Net decrease in net assets from capital share transactions	(40,748,854)	(57,946,065)	(1,883,609)	(2,643,093)

DECREASE IN NET ASSETS	(23,413,822)	(82,268,948)	(2,874,732)	(5,319,251)

NET ASSETS
Beginning of year	435,946,780	518,215,728	11,998,554	17,317,805

End of year	$412,532,958	$435,946,780	$9,123,822	$11,998,554

Undistributed net investment income included in net assets at end of year	$371,608	$1,501,608	$52,609	$84,544

SHARES ISSUED AND REDEEMED
Shares sold	2,300,000	1,000,000	—	—
Shares redeemed	(3,500,000)	(2,800,000)	(60,000)	(80,000)

Net decrease in shares outstanding	(1,200,000)	(1,800,000)	(60,000)	(80,000)

See notes to financial statements.

30	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Timber & Forestry Index Fund
	Year ended March 31, 2013	Year ended March 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,580,229	$3,375,942
Net realized gain (loss)	(16,383,693)	1,614,686
Net change in unrealized appreciation/depreciation	61,181,855	(64,236,116)

Net increase (decrease) in net assets resulting from operations	47,378,391	(59,245,488)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,307,707)	(4,291,984)

Total distributions to shareholders	(2,307,707)	(4,291,984)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	97,575,852	37,205,194
Cost of shares redeemed	(10,467,664)	(89,957,363)

Net increase (decrease) in net assets from capital share transactions	87,108,188	(52,752,169)

INCREASE (DECREASE) IN NET ASSETS	132,178,872	(116,289,641)

NET ASSETS
Beginning of year	163,247,288	279,536,929

End of year	$295,426,160	$163,247,288

Distributions in excess of net investment income included in net assets at end of year	$—	$(678,125)

SHARES ISSUED AND REDEEMED
Shares sold	2,220,000	780,000
Shares redeemed	(240,000)	(2,340,000)

Net increase (decrease) in shares outstanding	1,980,000	(1,560,000)

See notes to financial statements.

FINANCIAL STATEMENTS	31

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global 100 Index Fund
	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009
Net asset value, beginning of year	$63.57	$65.10	$60.68	$42.32	$73.02

Income from investment operations:
Net investment income[a]	1.84	1.85	1.47	1.51	2.06
Net realized and unrealized gain (loss)[b]	4.05	(1.59)	4.32	18.52	(30.88)

Total from investment operations	5.89	0.26	5.79	20.03	(28.82)

Less distributions from:
Net investment income	(1.79)	(1.79)	(1.37)	(1.67)	(1.88)

Total distributions	(1.79)	(1.79)	(1.37)	(1.67)	(1.88)

Net asset value, end of year	$67.67	$63.57	$65.10	$60.68	$42.32

Total return	9.64%	0.57%	9.87%	48.05%	(40.19)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,177,528	$1,067,999	$1,110,015	$843,464	$552,217
Ratio of expenses to average net assets[c]	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets	2.95%	3.03%	2.47%	2.72%	3.49%
Portfolio turnover rate[d]	5%	4%	6%	6%	8%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Ratios for the years ended March 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

32	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Clean Energy Index Fund
	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Period from Jun. 24, 2008[a] to Mar. 31, 2009
Net asset value, beginning of period	$9.10	$18.73	$18.98	$17.30	$51.82

Income from investment operations:
Net investment income[b]	0.26	0.45	0.25	0.29	0.18
Net realized and unrealized gain (loss)[c]	(1.66)	(9.68)	(0.20)	1.68	(34.64)

Total from investment operations	(1.40)	(9.23)	0.05	1.97	(34.46)

Less distributions from:
Net investment income	(0.28)	(0.40)	(0.28)	(0.29)	(0.06)
Return of capital	—	—	(0.02)	—	—

Total distributions	(0.28)	(0.40)	(0.30)	(0.29)	(0.06)

Net asset value, end of period	$7.42	$9.10	$18.73	$18.98	$17.30

Total return	(15.79)%[d]	(49.53)%	0.55%	11.18%	(66.51)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$28,189	$34,598	$74,921	$68,336	$44,968
Ratio of expenses to average net assets[f]	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[f]	3.61%	3.66%	1.47%	1.33%	1.22%
Portfolio turnover rate[g]	44%	58%	39%	30%	20%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	The total return presented is calculated using the ending net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year-ended March 31, 2013). For financial reporting purposes, the Fund’s investments are fair valued as of the reporting date which takes into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return for the year-ended March 31, 2013, calculated for financial reporting purposes, is -15.33%.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	33

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Infrastructure Index Fund
	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009
Net asset value, beginning of year	$35.44	$36.75	$34.18	$24.34	$44.81

Income from investment operations:
Net investment income[a]	1.37	1.45	1.13	1.11	1.16
Net realized and unrealized gain (loss)[b]	1.82	(1.31)	2.74	9.87	(20.70)

Total from investment operations	3.19	0.14	3.87	10.98	(19.54)

Less distributions from:
Net investment income	(1.46)	(1.45)	(1.30)	(1.14)	(0.93)

Total distributions	(1.46)	(1.45)	(1.30)	(1.14)	(0.93)

Net asset value, end of year	$37.17	$35.44	$36.75	$34.18	$24.34

Total return	9.36%	0.65%	11.77%	45.76%	(44.19)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$412,533	$435,947	$518,216	$481,971	$202,023
Ratio of expenses to average net assets	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	3.91%	4.15%	3.32%	3.46%	3.70%
Portfolio turnover rate[c]	10%	16%	17%	25%	29%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

34	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Nuclear Energy Index Fund
	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Period from Jun. 24, 2008[a] to Mar. 31, 2009
Net asset value, beginning of period	$35.29	$41.23	$40.44	$30.22	$50.45

Income from investment operations:
Net investment income[b]	0.89	0.94	1.00	0.70	0.29
Net realized and unrealized gain (loss)[c]	(2.59)	(5.87)	1.16	10.15	(20.29)

Total from investment operations	(1.70)	(4.93)	2.16	10.85	(20.00)

Less distributions from:
Net investment income	(1.00)	(1.01)	(1.37)	(0.63)	(0.23)

Total distributions	(1.00)	(1.01)	(1.37)	(0.63)	(0.23)

Net asset value, end of period	$32.59	$35.29	$41.23	$40.44	$30.22

Total return	(4.55)%[d]	(11.97)%	5.44%	36.04%	(39.62)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$9,124	$11,999	$17,318	$17,794	$6,043
Ratio of expenses to average net assets[f]	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[f]	2.77%	2.60%	2.46%	1.74%	1.19%
Portfolio turnover rate[g]	45%	50%	40%	41%	35%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	The total return presented is calculated using the ending net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year-ended March 31, 2013). For financial reporting purposes, the Fund’s investments are fair valued as of the reporting date which takes into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return for the year-ended March 31, 2013, calculated for financial reporting purposes, is -4.70%.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	35

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Timber & Forestry Index Fund
	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Period from Jun. 24, 2008[a] to Year ended Mar. 31, 2009
Net asset value, beginning of period	$41.22	$50.64	$41.26	$22.10	$48.24

Income from investment operations:
Net investment income[b]	0.57	0.72	1.66	0.39	0.55
Net realized and unrealized gain (loss)[c]	8.53	(9.24)	8.83	19.20	(26.23)

Total from investment operations	9.10	(8.52)	10.49	19.59	(25.68)

Less distributions from:
Net investment income	(0.58)	(0.90)	(1.11)	(0.38)	(0.46)
Return of capital	—	—	—	(0.05)	—

Total distributions	(0.58)	(0.90)	(1.11)	(0.43)	(0.46)

Net asset value, end of period	$49.74	$41.22	$50.64	$41.26	$22.10

Total return	22.75%[d]	(16.72)%	26.04%	88.81%	(53.41)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$295,426	$163,247	$279,537	$49,515	$13,924
Ratio of expenses to average net assets[f,g]	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[f]	1.35%	1.75%	3.70%	1.11%	2.29%
Portfolio turnover rate[h]	15%	21%	23%	45%	45%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	The total return presented is calculated using the ending net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year-ended March 31, 2013). For financial reporting purposes, the Fund’s investments are fair valued as of the reporting date which takes into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return for the year-ended March 31, 2013, calculated for financial reporting purposes, is 22.57%.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Ratios for the periods ended March 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rate for the year ended March 31, 2013 was 15%. See Note 4.

See notes to financial statements.

36	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Index Fund	Diversification Classification
S&P Global 100	Diversified
S&P Global Clean Energy	Non-diversified
S&P Global Infrastructure	Diversified
S&P Global Nuclear Energy	Non-diversified
S&P Global Timber & Forestry	Non-diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements (Continued)

iSHARES® TRUST

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

38	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of March 31, 2013. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

S&P Global 100
Assets:
Common Stocks	$1,171,255,050	$—	$—	$1,171,255,050
Money Market Funds	2,853,209	—	—	2,853,209

	$1,174,108,259	$—	$—	$1,174,108,259

S&P Global Clean Energy
Assets:
Common Stocks	$25,555,189	$—	$—	$25,555,189
Preferred Stocks	2,445,738	—	—	2,445,738
Money Market Funds	8,049,304	—	—	8,049,304

	$36,050,231	$—	$—	$36,050,231

S&P Global Infrastructure
Assets:
Common Stocks	$404,477,352	$—	$—	$404,477,352
Investment Companies	4,455,796	—	—	4,455,796
Preferred Stocks	2,140,453	—	—	2,140,453
Money Market Funds	6,041,191	—	—	6,041,191

	$417,114,792	$—	$—	$417,114,792

S&P Global Nuclear Energy
Assets:
Common Stocks	$9,012,795	$—	$—	$9,012,795
Preferred Stocks	72,128	—	—	72,128
Money Market Funds	1,063	—	—	1,063

	$9,085,986	$—	$—	$9,085,986

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

S&P Global Timber & Forestry
Assets:
Common Stocks	$280,186,101	$8,769,955	$—	$288,956,056
Preferred Stocks	5,479,406	—	—	5,479,406
Money Market Funds	26,078,442	—	—	26,078,442

	$311,743,949	$8,769,955	$—	$320,513,904

The iShares S&P Global Timber & Forestry Index Fund had transfers from Level 1 to Level 2 during the year ended March 31, 2013 in the amount of $8,769,955, resulting from a temporary suspension of trading due to a pending corporate action.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of March 31, 2013 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of March 31, 2013, if any, are disclosed in the Funds’ statements of assets and liabilities.

40	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the iShares S&P Global Clean Energy, iShares S&P Global Infrastructure, iShares S&P Global Nuclear Energy and iShares S&P Global Timber & Forestry Index Funds, BFA is entitled to annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion, up to and including $20 billion
0.38	Over $20 billion

For its investment advisory services to the iShares S&P Global 100 Index Fund, BFA is entitled to an annual investment advisory fee of 0.40% based on the average daily net assets of the Fund.

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (Continued)

iSHARES® TRUST

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. The Funds benefit from a borrower default indemnity provided by BlackRock. As securities lending agent, BTC bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the year ended March 31, 2013, BTC earned securities lending agent fees from the Funds as follows:

iShares Index Fund	Securities Lending Agent Fees
S&P Global 100	$40,808
S&P Global Clean Energy	247,460
S&P Global Infrastructure	67,983
S&P Global Nuclear Energy	308
S&P Global Timber & Forestry	138,461

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2013 were as follows:

iShares Index Fund	Purchases	Sales
S&P Global 100	$52,847,730	$52,878,238
S&P Global Clean Energy	11,926,154	11,979,441
S&P Global Infrastructure	39,553,696	41,897,788
S&P Global Nuclear Energy	4,532,687	4,602,508
S&P Global Timber & Forestry	37,226,768	29,088,808

42	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the year ended March 31, 2013 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
S&P Global 100	$116,292,446	$73,317,743
S&P Global Clean Energy	1,579,036	1,375,648
S&P Global Infrastructure	79,953,580	120,151,744
S&P Global Nuclear Energy	—	1,826,685
S&P Global Timber & Forestry	93,374,779	10,015,990

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of March 31, 2013, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of March 31, 2013 and the value of the related collateral are disclosed in the statements of assets and liabilities. Securities lending income, as disclosed in the statements of operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (Continued)

iSHARES® TRUST

6.	INCOME TAX INFORMATION

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of March 31, 2013, attributable to passive foreign investment companies, distributions paid in excess of taxable income, foreign currency transactions and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares Index Fund	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
S&P Global 100	$6,838,523	$(120,048)	$(6,718,475)
S&P Global Clean Energy	(988,040)	(244)	988,284
S&P Global Infrastructure	17,923,049	374,112	(18,297,161)
S&P Global Nuclear Energy	(183,300)	210	183,090
S&P Global Timber & Forestry	1,050,868	405,603	(1,456,471)

The tax character of distributions paid during the years ended March 31, 2013 and March 31, 2012 was as follows:

iShares Index Fund	2013	2012
S&P Global 100
Ordinary income	$29,872,773	$29,801,389

S&P Global Clean Energy
Ordinary income	$1,051,998	$1,650,044

S&P Global Infrastructure
Ordinary income	$16,715,289	$19,433,748

S&P Global Nuclear Energy
Ordinary income	$306,778	$390,343

S&P Global Timber & Forestry
Ordinary income	$2,307,707	$4,291,984

44	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2013, the tax components of accumulated net earnings (losses) were as follows:

iShares Index Fund	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
S&P Global 100	$7,807,585	$(94,774,231)	$(60,397,088)	$(2,813,900)	$(150,177,634)
S&P Global Clean Energy	121,602	(50,095,822)	(10,923,998)	(279,182)	(61,177,400)
S&P Global Infrastructure	2,288,374	(24,045,352)	9,309,750	—	(12,447,228)
S&P Global Nuclear Energy	52,609	(2,924,767)	(1,677,240)	(248,090)	(4,797,488)
S&P Global Timber & Forestry	—	(6,634,435)	36,062,879	(16,486,506)	12,941,938

[a]

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the year ending March 31, 2014.

As of March 31, 2013, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares Index Fund	Non- Expiring [a]	Expiring 2014	Expiring 2015	Expiring 2017	Expiring 2018	Expiring 2019	Total
S&P Global 100	$24,902,899	$949,071	$2,131,997	$36,258,744	$24,526,269	$6,005,251	$94,774,231
S&P Global Clean Energy	35,953,104	—	—	2,161,286	1,739,302	10,242,130	50,095,822
S&P Global Infrastructure	1,262,797	—	—	1,561,517	18,904,786	2,316,252	24,045,352
S&P Global Nuclear Energy	2,357,212	—	—	293,258	96,039	178,258	2,924,767
S&P Global Timber & Forestry	6,634,435	—	—	—	—	—	6,634,435

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P Global 100	$1,234,511,158	$147,789,117	$(208,192,016)	$(60,402,899)
S&P Global Clean Energy	46,973,997	1,893,263	(12,817,029)	(10,923,766)
S&P Global Infrastructure	407,805,552	73,587,871	(64,278,631)	9,309,240
S&P Global Nuclear Energy	10,763,308	672,062	(2,349,384)	(1,677,322)
S&P Global Timber & Forestry	284,452,308	52,263,397	(16,201,801)	36,061,596

Management has reviewed the tax positions as of March 31, 2013, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements (Continued)

iSHARES® TRUST

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

46	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares S&P Global 100 Index Fund, iShares S&P Global Clean Energy Index Fund, iShares S&P Global Infrastructure Index Fund, iShares S&P Global Nuclear Energy Index Fund and iShares S&P Global Timber & Forestry Index Fund (the “Funds”), at March 31, 2013, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2013 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2013

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	47

Tax Information (Unaudited)

iSHARES® TRUST

For the fiscal year ended March 31, 2013, the Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code (the “Code”) as follows:

iShares Index Fund	Foreign Source Income Earned	Foreign Taxes Paid
S&P Global Clean Energy	$684,137	$57,556
S&P Global Infrastructure	13,869,030	1,264,386
S&P Global Nuclear Energy	226,501	20,886

For corporate shareholders, the following percentages of the income dividends paid by the Funds during the fiscal year ended March 31, 2013 qualified for the dividends-received deduction:

iShares Index Fund	Dividends- Received Deduction
S&P Global 100	50.42%
S&P Global Clean Energy	5.15
S&P Global Infrastructure	25.97
S&P Global Nuclear Energy	37.54
S&P Global Timber & Forestry	45.84

Under Section 854(b)(2) of the Code, the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2013:

iShares Index Fund	Qualified Dividend Income
S&P Global 100	$29,872,773
S&P Global Clean Energy	665,348
S&P Global Infrastructure	16,119,495
S&P Global Nuclear Energy	327,664
S&P Global Timber & Forestry	2,307,707

In February 2014, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2013. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

48	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
S&P Global 100	$1.73605	$—	$0.05052	$1.78657	97%	—%	3%	100%
S&P Global Clean Energy	0.21779	—	0.05834	0.27613	79	—	21	100
S&P Global Infrastructure	1.28630	—	0.17866	1.46496	88	—	12	100
S&P Global Nuclear Energy	0.99413	—	0.00843	1.00256	99	—	1	100
S&P Global Timber & Forestry	0.54913	—	0.03291	0.58204	94	—	6	100

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

SUPPLEMENTAL INFORMATION	49

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares S&P Global 100 Index Fund

Period Covered: January 1, 2008 through March 31, 2013

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.5%	2	0.15%
Greater than 3.0% and Less than 3.5%	4	0.30
Greater than 2.5% and Less than 3.0%	2	0.15
Greater than 2.0% and Less than 2.5%	4	0.30
Greater than 1.5% and Less than 2.0%	6	0.46
Greater than 1.0% and Less than 1.5%	22	1.67
Greater than 0.5% and Less than 1.0%	110	8.35
Between 0.5% and –0.5%	1,045	79.28
Less than –0.5% and Greater than –1.0%	94	7.13
Less than –1.0% and Greater than –1.5%	18	1.37
Less than –1.5% and Greater than –2.0%	5	0.38
Less than –2.0% and Greater than –2.5%	3	0.23
Less than –2.5%	3	0.23

	1,318	100.00%

iShares S&P Global Clean Energy Index Fund

Period Covered: July 1, 2008 through March 31, 2013

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.5%	6	0.50%
Greater than 3.0% and Less than 3.5%	5	0.42
Greater than 2.5% and Less than 3.0%	5	0.42
Greater than 2.0% and Less than 2.5%	10	0.84
Greater than 1.5% and Less than 2.0%	20	1.68
Greater than 1.0% and Less than 1.5%	56	4.69
Greater than 0.5% and Less than 1.0%	174	14.59
Between 0.5% and –0.5%	754	63.21
Less than –0.5% and Greater than –1.0%	112	9.39
Less than –1.0% and Greater than –1.5%	40	3.35
Less than –1.5% and Greater than –2.0%	8	0.67
Less than –2.0% and Greater than –2.5%	1	0.08
Less than –2.5% and Greater than –3.0%	1	0.08
Less than –3.0%	1	0.08

	1,193	100.00%

50	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Global Infrastructure Index Fund

Period Covered: January 1, 2008 through March 31, 2013

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 6.0%	5	0.38%
Greater than 5.5% and Less than 6.0%	1	0.08
Greater than 5.0% and Less than 5.5%	1	0.08
Greater than 4.5% and Less than 5.0%	1	0.08
Greater than 4.0% and Less than 4.5%	1	0.08
Greater than 3.5% and Less than 4.0%	4	0.30
Greater than 3.0% and Less than 3.5%	3	0.23
Greater than 2.5% and Less than 3.0%	6	0.46
Greater than 2.0% and Less than 2.5%	15	1.14
Greater than 1.5% and Less than 2.0%	23	1.75
Greater than 1.0% and Less than 1.5%	66	5.00
Greater than 0.5% and Less than 1.0%	227	17.21
Between 0.5% and –0.5%	821	62.28
Less than –0.5% and Greater than –1.0%	89	6.74
Less than –1.0% and Greater than –1.5%	35	2.66
Less than –1.5% and Greater than –2.0%	10	0.76
Less than –2.0% and Greater than –2.5%	6	0.46
Less than –2.5% and Greater than –3.0%	1	0.08
Less than –3.0% and Greater than –3.5%	1	0.08
Less than –3.5%	2	0.15

	1,318	100.00%

iShares S&P Global Nuclear Energy Index Fund

Period Covered: July 1, 2008 through March 31, 2013

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	9	0.75%
Greater than 2.5% and Less than 3.0%	4	0.34
Greater than 2.0% and Less than 2.5%	5	0.42
Greater than 1.5% and Less than 2.0%	12	1.01
Greater than 1.0% and Less than 1.5%	18	1.51
Greater than 0.5% and Less than 1.0%	139	11.65
Between 0.5% and –0.5%	813	68.14
Less than –0.5% and Greater than –1.0%	141	11.82
Less than –1.0% and Greater than –1.5%	36	3.02
Less than –1.5% and Greater than –2.0%	10	0.84
Less than –2.0% and Greater than –2.5%	3	0.25
Less than –2.5% and Greater than –3.0%	2	0.17
Less than –3.0%	1	0.08

	1,193	100.00%

SUPPLEMENTAL INFORMATION	51

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Global Timber & Forestry Index Fund

Period Covered: July 1, 2008 through March 31, 2013

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	7	0.59%
Greater than 2.0% and Less than 2.5%	5	0.42
Greater than 1.5% and Less than 2.0%	9	0.75
Greater than 1.0% and Less than 1.5%	29	2.43
Greater than 0.5% and Less than 1.0%	127	10.65
Between 0.5% and –0.5%	954	79.96
Less than –0.5% and Greater than –1.0%	49	4.11
Less than –1.0% and Greater than –1.5%	8	0.67
Less than –1.5% and Greater than –2.0%	3	0.25
Less than –2.0%	2	0.17

	1,193	100.00%

52	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Chief Compliance Officer, Treasurer and Secretary shall each hold office until their successors are chosen and qualified, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not interested persons of the Trust (as defined in the 1940 Act) are referred to as Independent Trustees.

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee of iShares Trust also serves as a Director of iShares, Inc., a Director of iShares MSCI Russia Capped Index Fund, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 287 funds (as of March 31, 2013) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees and Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert S. Kapito[a] (56)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of BlackRock, Inc. (since 2007); Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

Michael Latham[b] (47)	Trustee (since 2010); President (since 2007).	Chairman of iShares, BlackRock (since 2011); Global Chief Executive Officer of iShares, BlackRock (2010-2011); Managing Director, BlackRock (since 2009); Head of Americas iShares, Barclays Global Investors (“BGI”) (2007-2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005-2009); Chief Operating Officer of the Intermediary Investor and Exchange-Traded Products Business, BGI (2003-2007).	Director of iShares, Inc. (since 2010); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	53

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert H. Silver (57)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Paine Webber Inc.) (2003-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Independent Chairman of iShares, Inc., iShares MSCI Russia Capped Index Fund, Inc. and iShares U.S. ETF Trust (since 2012).

Cecilia H. Herbert (64)	Trustee (since 2005); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).

Trustee and Member (since 2011) of the Investment Committee, WNET, the New York public broadcasting company; Director (since 1998) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010), the Thacher School; Member (since 1994) and Chair (1994-2005) of the Investment Committee, Archdiocese

of San Francisco.

Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (69)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (57)	Trustee (since 2005); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

54	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
John E. Martinez (51)	Trustee (since 2003); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

George G.C. Parker (74)	Trustee (since 2000).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University Graduate School of Business (Professor since 1973; Emeritus since 2006).

Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped Index Fund, Inc. (since

2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Madhav V. Rajan (48)	Trustee (since 2011); 15(c) Committee Chair (since 2012).	Robert K. Jaedicke Professor of Accounting and Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Visiting Professor, University of Chicago (2007-2008).	Director of iShares, Inc. (since 2011); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

TRUSTEE AND OFFICER INFORMATION	55

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years
Edward B. Baer (44)	Vice President and Chief Legal Officer (since 2012).	Managing Director of Legal & Compliance, BlackRock (since 2006); Director of Legal & Compliance, BlackRock (2004-2006).

Eilleen M. Clavere (60)	Secretary (since 2007).	Director of Global Fund Administration, BlackRock (since 2009); Director of Legal Administration of Intermediary Investor Business, BGI (2006-2009); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel of Kirkpatrick & Lockhart LLP (2001-2005).

Jack Gee (53)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Scott Radell (44)	Executive Vice President (since 2012).	Managing Director, BlackRock (since 2009); Head of Portfolio Solutions, BlackRock (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (50)	Executive Vice President (since 2007).	Senior Managing Director, BlackRock (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (49)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Head of Strategic Product Initiatives for iShares (since 2012); Chief Legal Officer, Exchange-Traded Fund Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

56	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	57

Notes:

58	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

Certain financial information required by regulations or listing exchange rules in jurisdictions outside the U.S. in which iShares Funds are cross-listed may be publicly filed in those jurisdictions. This information is available upon request by calling 1-800-474-2737.

©2013 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

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iS-AR-33-0313

MARCH 31, 2013

2013 ANNUAL REPORT

iShares Trust

➢	iShares S&P Asia 50 Index Fund | AIA | NYSE Arca
➢	iShares S&P Developed ex-U.S. Property Index Fund | WPS | NYSE Arca
➢	iShares S&P Europe 350 Index Fund | IEV | NYSE Arca
➢	iShares S&P Latin America 40 Index Fund | ILF | NYSE Arca
➢	iShares S&P/TOPIX 150 Index Fund | ITF | NYSE Arca
➢	iShares S&P Emerging Markets Infrastructure Index Fund | EMIF | NASDAQ

Management’s Discussion of Fund Performance

iSHARES® TRUST

INTERNATIONAL MARKET OVERVIEW

International equity markets posted mixed returns during a volatile 12-month reporting period ended March 31, 2013 (the “reporting period”), as political uncertainty and sub-par global growth led to wide performance differences in international markets. The economic growth rate of emerging countries continued to slow compared with the torrid pace of growth over the last decade, while growth in the developed world was relatively flat. Nevertheless, the developed equity markets generally outperformed emerging markets by a wide margin, as investors took a cautious view of emerging markets.

Headlines from the European debt crisis caused significant volatility in international equity markets. In broad terms, the political turmoil centered around fiscal solutions to rebalance government borrowing, the solvency of the weakest countries, and the level of assistance offered by the stronger nations. The more-indebted Southern European countries endured fiscal austerity, anemic growth, and social unrest, which dampened sentiment throughout Europe. Meanwhile, the region’s less indebted nations, France and Germany, experienced relatively flat economic growth during the reporting period. The European debt crisis also contributed to slow growth in the United Kingdom.

The eurozone, the region comprised of countries utilizing the Euro as their official currency, fell into a shallow recession in 2012. The European Central Bank responded to the debt crisis in the fall of 2012 with a plan to purchase the short-term bonds of weaker nations. The plan intended to reduce the short-term financing pressure on Spain, Italy, Greece, and Portugal, while attempting to enforce fiscal discipline through a rigorous application process. The policy change reduced fears of an economic collapse in Europe, igniting a global stock market rally. European stocks managed to perform relatively well during the reporting period due to the rally in the second half of 2012.

Another major concern for international markets throughout the year was the slowing Chinese economy. China is both the world’s second largest economy and the largest contributor to the overall pace of global growth, so the Chinese economic slowdown influenced economies well beyond China’s national borders. In particular, weakness in China spread throughout the Asian region, as many of China’s trading partners experienced declining exports. As the storm clouds gathered, the Chinese government announced a series of plans to ramp up infrastructure spending, lifting Chinese markets into positive territory for the reporting period.

Japan, the world’s third largest economy, dipped into negative territory for the first two quarters of the reporting period. However, Japanese stocks led growth in international markets during the second half of the reporting period, as elections led to a new government, which implemented aggressive stimulus measures to combat the ongoing struggle with deflation. In India, economic growth was weak, as the country struggled with weak exports and relatively high inflation. Those themes led to a relatively flat performance for Indian stocks.

In the Americas, the U.S. economy decelerated during the first half of the reporting period, weighed down by slower growth in China and the European debt crisis. Economic stimulus in the U.S. also relieved global markets, as the Federal Reserve responded to the deteriorating economic data by announcing additional asset purchases. Meanwhile, Mexico’s economy and stock market performed well despite the ongoing drug war. Investors were encouraged by Mexico’s steady growth and a political shift toward growth-oriented policies. Brazil did not fare as well, as Brazilian stocks declined on weak economic growth, slow policy reform, and declining foreign investment.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® S&P ASIA 50 INDEX FUND

Performance as of March 31, 2013

Average Annual Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Inception to 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
5.72%	6.49%	6.29%	3.59%	3.50%	4.14%	1.16%	1.24%	1.69%

Cumulative Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Inception to 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
5.72%	6.49%	6.29%	19.31%	18.77%	22.48%	6.40%	6.83%	9.44%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 11/13/07. The first day of secondary market trading was 11/16/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,042.60	$2.55	$1,000.00	$1,022.40	$2.52	0.50%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

6	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P ASIA 50 INDEX FUND

The iShares S&P Asia 50 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Asia 50TM (the “Index”). The Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the 50 leading companies from four Asian markets: Hong Kong, Singapore, South Korea and Taiwan. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2013, the total return for the Fund was 5.72%, net of fees, while the total return for the Index was 6.29%.

Global equity markets experienced significant volatility during the reporting period, driven by the European debt crisis and slower economic growth in the United States and China. Asian markets, as represented by the Index, posted a modest positive return during the reporting period, lagging the broader world equity markets.

The Bank of China responded to the slower growth, announcing interest rate cuts during the summer of 2012. Similarly, in September 2012, the Chinese government unveiled a development plan that included building highways, ports, and railroads. Chinese economic growth was approximately 8.0% during the reporting period, representing a continuation of last year’s slowdown. On the bright side, the Chinese economy grew despite sluggish exports, as domestic investment and consumption contributed equally to growth.

Nevertheless, slower growth in China weighed on demand throughout Asia. Hong Kong, South Korea, and Taiwan rely heavily on exports, and China is the primary destination for the goods and services of all three countries. As a result, Hong Kong’s growth stalled despite the ratification of a free trade agreement with China in June 2012. South Korea’s exports, which account for approximately half of the country’s economic activity, also slowed with the global economy.

Meanwhile, Taiwan’s economy endured six straight monthly declines in exports during the first half of the reporting period. Singapore’s relatively diverse, service-based economy also experienced a sharp slowdown. In the first quarter of 2013, the Chinese manufacturing sector expanded, but Asian stock market gains remained tepid, as investors took a cautious view of the region.

PORTFOLIO ALLOCATION

As of 3/31/13

Sector	Percentage of Net Assets

Financial	33.36%
Technology	21.81
Consumer Cyclical	8.39
Energy	7.83
Communications	7.67
Basic Materials	5.70
Diversified	5.42
Industrial	3.91
Utilities	3.91
Consumer Non-Cyclical	1.70
Short-Term and Other Net Assets	0.30

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/13

Security	Percentage of Net Assets

Samsung Electronics Co. Ltd. (South Korea)	14.52%
China Construction Bank Corp. Class H (China)	5.86
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	5.43
Industrial and Commercial Bank of China Ltd. Class H (China)	5.02
China Mobile Ltd. (China)	4.79
AIA Group Ltd. (Hong Kong)	3.12
Hyundai Motor Co. (South Korea)	2.90
CNOOC Ltd. (China)	2.69
Hon Hai Precision Industry Co. Ltd. (Taiwan)	2.46
PetroChina Co. Ltd. Class H (China)	2.43

TOTAL	49.22%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

Performance as of March 31, 2013

Average Annual Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Inception to 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
27.79%	27.93%	28.09%	1.94%	1.85%	1.93%	(0.19)%	(0.13)%	(0.32)%

Cumulative Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Inception to 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
27.79%	27.93%	28.09%	10.10%	9.62%	10.03%	(1.10)%	(0.72)%	(1.79)%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 7/30/07. The first day of secondary market trading was 8/3/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,152.70	$2.58	$1,000.00	$1,022.50	$2.42	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

8	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

The iShares S&P Developed ex-U.S. Property Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Developed ex US Property IndexTM (the “Index”). The Index is a free float-adjusted, market capitalization-weighted index that defines and measures the investable universe of publicly-traded real estate companies domiciled in developed countries outside of the United States. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2013, the total return for the Fund was 27.79%, net of fees, while the total return for the Index was 28.09%.

The Index performed much better than broad global equity markets, as investors sought higher-yielding investments in the low interest rate environment. Fundamental improvements in many of the world’s real estate markets also drove Index performance.

The real estate investments in the Index’s allocation to Asia drove most of the Index’s performance during the year, as Japan was the largest country weight in the Index by a wide margin. Japanese REITs (Real Estate Investment Trusts) delivered a broad-based rally despite the declining economy. Japanese investors sought the higher income of REITs in the low interest rate environment, while global investors speculated that the Bank of Japan’s economic stimulus would boost economic growth and property demand.

In terms of market fundamentals, Japanese office REITs reflected the weakness in the overall economy, as vacancy rates for office space remained relatively high. Meanwhile, Japanese apartment REITs experienced stronger fundamentals, as slow building during the financial crisis reduced supply for prospective renters. The Index’s real estate investments in Australia also performed well, driven by the global search for yield and relatively low valuations at the beginning of the reporting period.

The Index’s real estate investments in Europe posted positive returns, but lagged real estate investments in Asia. The debt crisis in Europe dampened economic growth across most sectors of the economy, including real estate activity.

PORTFOLIO ALLOCATION

As of 3/31/13

Sector	Percentage of Net Assets

Real Estate Operating/Development	32.11%
REITs–Diversified	23.72
Real Estate Management/Services	13.93
REITs–Shopping Centers	13.42
REITs–Office Property	8.05
REITs–Apartments	1.99
Building–Residential/Commercial	1.91
REITs–Warehouse/Industrial	1.87
Other*	2.57
Short-Term and Other Net Assets	0.43

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/13

Security	Percentage of Net Assets

Mitsubishi Estate Co. Ltd. (Japan)	6.05%
Mitsui Fudosan Co. Ltd. (Japan)	3.92
Westfield Group (Australia)	3.64
Unibail-Rodamco SE (France)	3.34
Sun Hung Kai Properties Ltd. (Hong Kong)	3.21
Cheung Kong (Holdings) Ltd. (Hong Kong)	3.12
Sumitomo Realty & Development Co. Ltd. (Japan)	2.90
Link REIT (The) (Hong Kong)	1.95
Daiwa House Industry Co. Ltd. (Japan)	1.88
Land Securities Group PLC (United Kingdom)	1.54

TOTAL	31.55%

*	Other includes sectors which individually represent less than 1% of net assets.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® S&P EUROPE 350 INDEX FUND

Performance as of March 31, 2013

Average Annual Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Ten Years Ended 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
10.29%	10.02%	10.55%	(2.30)%	(2.30)%	(1.91)%	9.25%	9.24%	9.70%

Cumulative Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Ten Years Ended 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
10.29%	10.02%	10.55%	(10.99)%	(10.98)%	(9.19)%	142.26%	142.03%	152.35%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,095.80	$3.14	$1,000.00	$1,021.90	$3.02	0.60%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

10	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

The iShares S&P Europe 350 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Europe 350TM (the “Index”). The Index measures the performance of the stocks of leading companies in the following countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2013, the total return for the Fund was 10.29%, net of fees, while the total return for the Index was 10.55%.

The Index’s positive return masked significant volatility throughout the year, as performance fluctuated in a relatively wide range, reflecting a contentious political environment due to the region’s debt crisis.

The political turmoil and weak economic growth in Europe caused the Index to decline in the first half of the reporting period. Market sentiment improved in the last several months of 2012, as the European Central Bank took extraordinary steps to back the Euro and relieve the debt crisis plaguing the region. That led to a sharp rally in the fourth quarter of 2012 and solid performance in the first quarter of 2013, pushing the Index’s return into positive territory for the reporting period.

During the reporting period, the three countries with the largest weights in the Index experienced flat economic growth. The United Kingdom received a temporary boost from the London 2012 Olympic Games, but growth slipped into negative territory in the fourth quarter of 2012. Meanwhile, Germany experienced weak industrial growth and slow exports, while France’s economy suffered from rising unemployment and poor industrial production. Nevertheless, the three countries’ stock markets rallied when the European Central Bank backstopped the Euro in the fall of 2012, generating most of the Index’s total return.

Italy and Spain remained mired in an unstable political environment related to the countries’ high debt loads, weak economies and fiscal austerity measures. Their stock markets responded with lackluster performance. The countries represented less than 10.0% of the Index during the reporting period, which meant the negative impact on performance was relatively minor.

PORTFOLIO ALLOCATION

As of 3/31/13

Sector	Percentage of Net Assets

Consumer Non-Cyclical	30.09%
Financial	19.29
Energy	9.79
Industrial	9.32
Consumer Cyclical	8.37
Basic Materials	7.90
Communications	7.83
Utilities	4.14
Technology	2.47
Diversified	0.22
Short-Term and Other Net Assets	0.58

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/13

Security	Percentage of Net Assets

Nestle SA Registered (Switzerland)	3.30%
HSBC Holdings PLC (United Kingdom)	2.74
Novartis AG Registered (Switzerland)	2.72
Roche Holding AG Genusschein (Switzerland)	2.32
Vodafone Group PLC (United Kingdom)	1.96
BP PLC (United Kingdom)	1.87
Sanofi (France)	1.73
Royal Dutch Shell PLC Class A (United Kingdom)	1.69
GlaxoSmithKline PLC (United Kingdom)	1.62
Total SA (France)	1.60

TOTAL	21.55%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

Performance as of March 31, 2013

Average Annual Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Ten Years Ended 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(5.93)%	(5.92)%	(5.42)%	(0.29)%	(0.25)%	(0.03)%	22.36%	22.17%	22.93%

Cumulative Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Ten Years Ended 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(5.93)%	(5.92)%	(5.42)%	(1.44)%	(1.25)%	(0.17)%	652.48%	640.43%	688.17%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,036.90	$2.54	$1,000.00	$1,022.40	$2.52	0.50%

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

12	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

The iShares S&P Latin America 40 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Latin America 40TM (the “Index”). The Index is comprised of selected equities considered to be highly liquid from major economic sectors of the Mexican and South American equity markets. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2013, the total return for the Fund was -5.93%, net of fees, while the total return for the Index was -5.42%.

Emerging markets generally lagged developed markets during the year. Disappointing economic growth in Brazil was the main driver of the Index’s performance, while solid results in Mexico limited the magnitude of the Index’s negative return.

Brazil, Latin America’s largest economy, experienced sluggish economic growth of approximately 1.0% during the reporting period. Investment in Brazil slowed despite low interest rates and tame inflation, as a series of abrupt policy changes by the new government led to market uncertainty in many business sectors, including finance and electricity. Government policy focused on stimulating consumption, lowering interest rates and weakening the currency (Brazilian Real) to encourage foreign investment and export growth. Amid those cross currents, Brazil’s stock market declined sharply during the reporting period. As a result, Brazil, the largest weight in the Index, was the most significant detractor from the Index’s total return.

On the other end of the spectrum, Mexico’s economy performed remarkably well during the reporting period. The Mexican economy continued to grow despite the ongoing drug war that dominated headlines. The industrial sector contributed significantly to Mexico’s economic growth, as did the country’s large services sector. Slow but steady growth in the U.S. economy also helped Mexico, as approximately 80% of the country’s exports are destined for the U.S. The Mexican stock market benefited from the solid economy, posting a double-digit positive return during the reporting period. The performance of Mexican stocks, the second largest country weight in the Index, helped offset weak performance from Brazil and other Latin American countries.

PORTFOLIO ALLOCATION

As of 3/31/13

Sector	Percentage of Net Assets

Financial	20.07%
Consumer Non-Cyclical	19.83
Communications	13.69
Basic Materials	13.39
Energy	10.53
Consumer Cyclical	7.51
Diversified	5.54
Utilities	4.93
Industrial	3.82
Short-Term and Other Net Assets	0.69

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/13

Security	Percentage of Net Assets

America Movil SAB de CV Series L (Mexico)	11.03%
Itau Unibanco Holding SA SP ADR (Preferred) (Brazil)	8.20
Petroleo Brasileiro SA SP ADR (Preferred) (Brazil)	7.78
Banco Bradesco SA SP ADR (Preferred) (Brazil)	7.26
Vale SA Class A SP ADR (Preferred) (Brazil)	7.03
Companhia de Bebidas das Americas SP ADR (Preferred) (Brazil)	6.38
Fomento Economico Mexicano SAB de CV BD Units (Mexico)	4.30
Wal-Mart de Mexico SAB de CV Series V (Mexico)	3.62
BRF – Brasil Foods SA SP ADR (Brazil)	3.01
Ecopetrol SA SP ADR (Colombia)	2.75

TOTAL	61.36%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance

iSHARES® S&P/TOPIX 150 INDEX FUND

Performance as of March 31, 2013

Average Annual Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Ten Years Ended 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
7.95%	9.98%	7.86%	(1.28)%	(1.19)%	(1.24)%	6.20%	6.24%	6.40%

Cumulative Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Ten Years Ended 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
7.95%	9.98%	7.86%	(6.25)%	(5.81)%	(6.03)%	82.42%	83.19%	85.92%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,180.90	$2.72	$1,000.00	$1,022.40	$2.52	0.50%

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

14	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

The iShares S&P/TOPIX 150 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P/TOPIX 150TM (the “Index”). The Index is comprised of approximately 70% of the market value of the Japanese equity market and includes 150 securities considered highly liquid selected from each major sector of the Tokyo market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2013, the total return for the Fund was 7.95%, net of fees, while the total return for the Index was 7.86%.

The Index experienced significant volatility throughout the reporting period, as the global economic slowdown was particularly difficult for the Japanese economy.

The Index declined amid volatile trading in the first half of the reporting period, as dimming economic prospects and political uncertainty weighed on Japanese stocks. Economic data confirmed the market’s fears, as the Japanese economy contracted slightly during the second and third quarters of the reporting period. Japan’s export-driven economy suffered from weak global demand, a trade dispute with China, and ongoing issues related to the tsunami and the resulting nuclear disaster in 2011. The Japanese economy also faced stiff long-term headwinds, including the country’s high debt load, declining population, and energy dependence.

On November 14, 2012, a general election was announced, leading to speculation that a new government might take more aggressive measures to combat Japan’s long struggle against deflation. The country elected a new Prime Minister, Shinzo Abe, in December of 2012, largely based on growth-oriented economic policy. In March of 2013, the newly appointed governor of Japan’s central bank, Haruhiko Kuroda, pledged to stimulate the economy through aggressive bond purchases. The political changes in Japan drove a series of market themes, including a declining Yen, rising exports, a flood of foreign investment, and higher stock prices. The Index reflected the rally, rising approximately 25.0% from the announcement of the new government to the end of the reporting period. The sharp rally pushed the Index into positive territory for the year ended March 31, 2013.

PORTFOLIO ALLOCATION

As of 3/31/13

Sector	Percentage of Net Assets

Consumer Cyclical	27.57%
Industrial	20.19
Financial	18.90
Consumer Non-Cyclical	14.07
Basic Materials	5.75
Communications	5.17
Technology	3.74
Utilities	2.21
Energy	1.43
Short-Term and Other Net Assets	0.97

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/13

Security	Percentage of Net Assets

Toyota Motor Corp.	7.11%
Mitsubishi UFJ Financial Group Inc.	3.94
Honda Motor Co. Ltd.	3.19
Sumitomo Mitsui Financial Group Inc.	2.66
Mizuho Financial Group Inc.	2.39
Canon Inc.	2.03
SoftBank Corp.	2.00
Takeda Pharmaceutical Co. Ltd.	1.81
Mitsubishi Estate Co. Ltd.	1.79
Japan Tobacco Inc.	1.72

TOTAL	28.64%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance

iSHARES® S&P EMERGING MARKETS INFRASTRUCTURE INDEX FUND

Performance as of March 31, 2013

Average Annual Total Returns						Cumulative Total Returns
Year Ended 3/31/13			Inception to 3/31/13			Inception to 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
10.86%	10.97%	12.57%	13.17%	13.26%	12.55%	59.85%	60.33%	56.51%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 6/16/09. The first day of secondary market trading was 6/19/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,105.80	$3.94	$1,000.00	$1,021.20	$3.78	0.75%

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

16	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P EMERGING MARKETS INFRASTRUCTURE INDEX FUND

The iShares S&P Emerging Markets Infrastructure Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Emerging Markets Infrastructure IndexTM (the “Index”). The Index is designed to track performance of 30 of the largest publicly listed companies in the infrastructure industry in emerging markets. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2013, the total return for the Fund was 10.86%, net of fees, while the total return for the Index was 12.57%.

The Index outperformed broad emerging market stock market, as large infrastructure projects continued to be central to the growth plans of many developing countries.

Brazil was the largest country weight in the Index, making Brazilian infrastructure spending a large driver of Index performance. During the reporting period, infrastructure spending rose, but spending plans were limited by weak economic growth and budget cuts during the first several months of the reporting period. In August of 2012, Brazil announced new plans for $66 billion in infrastructure spending to prepare for the 2014 World Cup and the 2016 Olympic Games, as the government took steps to reverse policies that led to three decades of declining infrastructure spending.

China, the second largest country weight in the Index, continued to develop infrastructure despite slower economic growth. Nearly half of China’s economic growth is generated from investment spending, and a large portion of those funds are dedicated to large infrastructure projects. During the reporting period, infrastructure spending hit a ten-year low, but the Chinese government delivered a series of spending plans to stimulate the slowing economy. In May of 2012, the government announced a plan to fast track spending on infrastructure projects, including railways, roads, and power plants. In September of 2012, the government announced a more extensive $157 billion plan to invest in 60 large infrastructure projects. As a result, Chinese infrastructure stocks were a large contributor to the Index’s performance during the reporting period.

PORTFOLIO ALLOCATION

As of 3/31/13

Sector	Percentage of Net Assets

Electric–Integrated	24.57%
Public Thoroughfares	18.81
Airport Development/Maintenance	12.20
Petrochemicals	10.45
Electric–Generation	9.46
Diversified Operations	6.25
Oil–Field Services	5.24
Water	3.80
Finance–Leasing Company	3.72
Warehousing & Harbor Transport Services	2.96
Steel Pipe & Tube	2.01
Shipbuilding	0.16
Short-Term and Other Net Assets	0.37

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/13

Security	Percentage of Net Assets

CCR SA (Brazil)	10.80%
Ultrapar Participacoes SA SP ADR (Brazil)	10.45
China Merchants Holdings (International) Co. Ltd. (China)	6.25
Korea Electric Power Corp. SP ADR (South Korea)	5.17
Grupo Aeroportuario del Sureste SAB de CV Series B SP ADR (Mexico)	4.71
Companhia Energetica de Minas Gerais SP ADR (Preferred) (Brazil)	4.04
China Oilfield Services Ltd. Class H (China)	4.00
Empresa Nacional de Electricidad SA SP ADR (Chile)	3.98
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR (Brazil)	3.80
COSCO Pacific Ltd. (China)	3.72

TOTAL	56.92%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

About Fund Performance (Unaudited)

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on October 1, 2012 and held through March 31, 2013, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

18	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P ASIA 50 INDEX FUND

March 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.70%

CHINA — 26.70%
China Construction Bank Corp. Class H	17,649,960	$14,415,276
China Life Insurance Co. Ltd. Class H	1,590,000	4,117,022
China Mobile Ltd.	1,113,000	11,785,743
China Petroleum & Chemical Corp. Class H	4,134,000	4,867,508
CNOOC Ltd.	3,445,000	6,621,373
Industrial and Commercial Bank of China Ltd. Class H	17,596,115	12,331,210
PetroChina Co. Ltd. Class H	4,558,000	5,977,397
Ping An Insurance (Group) Co. of China Ltd. Class H	424,000	3,288,155
Want Want China Holdings Ltd.	1,484,000	2,274,945

		65,678,629
HONG KONG — 18.81%
AIA Group Ltd.	1,749,000	7,660,528
BOC Hong Kong (Holdings) Ltd.	821,500	2,740,926
Cheung Kong (Holdings) Ltd.	285,000	4,207,455
CLP Holdings Ltd.	424,000	3,714,195
Hang Seng Bank Ltd.	159,000	2,550,096
Hong Kong and China Gas Co. Ltd. (The)	1,166,084	3,402,421
Hong Kong Exchanges and Clearing Ltd.[a]	225,600	3,842,028
Hutchison Whampoa Ltd.	497,000	5,179,584
Li & Fung Ltd.	1,272,000	1,753,319
Power Assets Holdings Ltd.	265,000	2,500,596
Sands China Ltd.	530,000	2,748,095
Sun Hung Kai Properties Ltd.	318,000	4,284,980
Swire Pacific Ltd. Class A	132,500	1,688,969

		46,273,192
SINGAPORE — 10.19%
DBS Group Holdings Ltd.	371,500	4,791,230
Jardine Matheson Holdings Ltd.[a]	55,200	3,593,520
Keppel Corp. Ltd.	318,000	2,870,869
Oversea-Chinese Banking Corp. Ltd.	583,000	5,004,796
Singapore Telecommunications Ltd.	1,537,000	4,447,711
United Overseas Bank Ltd.	265,000	4,353,297

		25,061,423

Security	Shares	Value

SOUTH KOREA — 28.53%
Hyundai Heavy Industries Co. Ltd.	9,540	$1,809,222
Hyundai Mobis Co. Ltd.[a]	14,787	4,086,826
Hyundai Motor Co.	35,457	7,138,566
KB Financial Group Inc.	81,096	2,733,327
Kia Motors Corp.	59,151	2,955,955
KT&G Corp.	27,878	1,919,337
LG Electronics Inc.	24,162	1,761,224
POSCO	17,967	5,264,464
Samsung C&T Corp.	31,747	1,954,583
Samsung Electronics Co. Ltd.	26,023	35,715,550
Shinhan Financial Group Co. Ltd.	83,708	3,039,550
SK Innovation Co. Ltd.	12,243	1,782,641

		70,161,245
TAIWAN — 15.47%
Cathay Financial Holding Co. Ltd.	1,961,699	2,686,450
China Steel Corp.	2,544,088	2,216,320
Chunghwa Telecom Co. Ltd.	848,551	2,633,410
Formosa Chemicals & Fibre Corp.	795,490	1,830,272
Formosa Plastics Corp.	1,007,030	2,421,385
Hon Hai Precision Industry Co. Ltd.	2,173,298	6,054,200
MediaTek Inc.	265,112	3,032,131
Nan Ya Plastics Corp.	1,272,010	2,280,068
Quanta Computer Inc.	689,000	1,532,263
Taiwan Semiconductor Manufacturing Co. Ltd.	3,975,343	13,360,822

		38,047,321

TOTAL COMMON STOCKS
(Cost: $200,227,883)		245,221,810

SHORT-TERM INVESTMENTS — 2.67%

MONEY MARKET FUNDS — 2.67%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[b,c,d]	5,999,145	5,999,145
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[b,c,d]	426,102	426,102
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[b,c]	155,777	155,777

		6,581,024

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,581,024)		6,581,024

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® S&P ASIA 50 INDEX FUND

March 31, 2013

Value

TOTAL INVESTMENTS IN SECURITIES — 102.37%
(Cost: $206,808,907)	$251,802,834
Other Assets, Less Liabilities — (2.37)%	(5,840,783)

NET ASSETS — 100.00%	$245,962,051

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

20	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

March 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.20%

AUSTRALIA — 14.64%
Abacus Property Group	87,568	$196,282
ALE Property Group	51,896	136,883
Aspen Group Ltd.	354,068	77,518
Astro Japan Property Trust	19,188	72,816
Australand Property Group	73,112	262,969
BWP Trust	128,024	317,662
CFS Retail Property Trust Group	732,472	1,534,913
Challenger Diversified Property Group	37,076	104,365
Charter Hall Group	69,212	276,361
Charter Hall Retail REIT	80,756	329,191
Commonwealth Property Office Fund	735,540	851,189
Cromwell Group	313,717	317,254
Dexus Property Group	1,499,472	1,625,805
Federation Centres	445,640	1,096,460
FKP Property Group	61,568	101,417
Goodman Group	463,632	2,310,458
GPT Group	505,076	1,953,563
Investa Office Fund	192,348	613,629
Lend Lease Group	159,380	1,694,848
Mirvac Group	1,057,056	1,785,294
Peet Ltd.[a,b]	58,760	76,575
Shopping Centres Australasia Property Group[a]	157,664	272,036
Stockland Corp. Ltd.	685,412	2,608,202
Sunland Group Ltd.	43,992	60,540
Westfield Group	632,112	7,150,238
Westfield Retail Trust	940,212	2,960,257

		28,786,725
AUSTRIA — 1.11%
Atrium European Real Estate Ltd.	54,808	316,705
CA Immobilien Anlagen AG	23,036	303,644
conwert Immobilien Invest SE	20,696	225,894
IMMOEAST AG Escrow[a,c]	100,152	1
IMMOFINANZ AG	324,428	1,231,046
IMMOFINANZ AG Escrow[a,c]	112,716	1
S IMMO AG	17,056	102,675

		2,179,966
BELGIUM — 0.64%
Aedifica	2,860	182,451
Befimmo SCA	4,940	314,540

Security	Shares	Value

Cofinimmo SA	4,888	$560,821
Warehouses De Pauw SCA	3,224	204,927

		1,262,739
CANADA — 5.00%
Allied Properties Real Estate Investment Trust	9,776	317,832
Artis Real Estate Investment Trust	17,108	271,114
Boardwalk Real Estate Investment Trust	8,008	492,563
Brookfield Office Properties Canada	4,940	137,413
Brookfield Office Properties Inc.	78,416	1,346,105
Calloway Real Estate Investment Trust	16,484	475,074
Canadian Apartment Properties Real Estate Investment Trust	15,340	380,801
Canadian Real Estate Investment Trust	10,608	469,448
Chartwell Retirement Residences	26,520	289,228
Cominar Real Estate Investment Trust	18,928	430,000
Crombie Real Estate Investment Trust	8,112	118,173
Dundee International Real Estate Investment Trust	12,376	129,613
Dundee Real Estate Investment Trust	15,132	545,881
First Capital Realty Inc.	26,104	486,905
Granite Real Estate Investment Trust	14,612	558,908
H&R Real Estate Investment Trust[b]	28,704	660,846
InnVest Real Estate Investment Trust	15,756	76,923
InterRent Real Estate Investment Trust	5,460	33,804
Killam Properties Inc.	16,016	189,175
Mainstreet Equity Corp.[a]	1,924	59,503
Melcor Developments Ltd.	4,576	81,165
Morguard Corp.	1,924	224,774
Morguard Real Estate Investment Trust	9,672	169,649
Northern Property Real Estate Investment Trust	5,408	168,423
NorthWest Healthcare Properties Real Estate Investment Trust	6,604	82,749
Primaris Retail Real Estate Investment Trust	14,456	387,457
Retrocom Mid-Market Real Estate Investment Trust	4,576	24,728
RioCan Real Estate Investment Trust	44,720	1,223,698

		9,831,952
FINLAND — 0.35%
Citycon OYJ	74,101	212,191
Sponda OYJ	75,088	354,827
Technopolis OYJ	24,128	115,876

		682,894

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

March 31, 2013

Security	Shares	Value

FRANCE — 5.68%
Altarea	1,092	$199,819
ANF Immobilier	2,964	82,554
Fonciere des Regions	11,336	889,114
Gecina SA	7,956	924,779
Icade	7,020	614,961
Klepierre	29,328	1,154,092
Mercialys	17,056	349,878
Societe de la Tour Eiffel	1,664	95,085
Societe Immobiliere de Location pour l’Industrie et le Commerce	2,652	283,332
Unibail-Rodamco SE	28,184	6,575,914

		11,169,528
GERMANY — 1.70%
Alstria Office REIT AG	19,188	216,579
Deutsche EuroShop AG	13,624	552,041
Deutsche Wohnen AG Bearer	48,672	886,246
DIC Asset AG	8,320	83,312
GAGFAH SAa	20,800	255,902
GSW Immobilien AG	14,716	583,155
Hamborner REIT AG	13,728	126,870
IVG Immobilien AGa,b	42,432	35,634
PATRIZIA Immobilien AGa	8,372	77,941
Prime Office REIT AG	15,600	64,122
TAG Immobilien AG	39,572	453,772

		3,335,574
HONG KONG — 17.19%
Champion REIT[b]	884,000	458,931
Cheung Kong (Holdings) Ltd.	416,000	6,141,408
Chinese Estates Holdings Ltd.[b]	144,500	234,546
CSI Properties Ltd.	1,228,000	56,950
Emperor International Holdings Ltd.	355,000	96,494
Fortune REIT[b]	364,000	324,018
Fragrance Group Ltd.[b]	364,000	74,819
Great Eagle Holdings Ltd.	52,000	212,685
Hang Lung Group Ltd.	208,000	1,168,261
Hang Lung Properties Ltd.	572,000	2,136,899
Henderson Land Development Co. Ltd.	312,929	2,140,574
HKR International Ltd.	166,400	89,602
Hongkong Land Holdings Ltd.	364,000	2,697,240
Hutchison Harbour Ring Ltd.	624,000	52,250
Hysan Development Co. Ltd.	156,000	787,772
K. Wah International Holdings Ltd.[b]	312,000	175,239
Kerry Properties Ltd.	234,000	1,038,473

Security	Shares	Value

Kowloon Development Co. Ltd.	104,000	$139,870
Lai Sun Development Co. Ltd.[a]	3,276,000	104,661
Link REIT (The)	702,000	3,825,317
New World China Land Ltd.	833,999	356,692
Prosperity REIT[b]	364,000	126,137
Regal REIT	208,000	66,452
Sino Land Co. Ltd.[b]	832,000	1,410,487
Sinolink Worldwide Holdings Ltd.[a,b]	624,000	52,250
Soundwill Holdings Ltd.	96,000	244,865
SRE Group Ltd.[a]	728,000	28,135
Sun Hung Kai Properties Ltd.	468,000	6,306,197
Sunlight REIT[b]	260,000	113,879
Swire Properties Ltd.	332,800	1,181,123
TAI Cheung Holdings Ltd.	104,000	83,064
Tian An China Investments Co. Ltd.	300,200	195,296
Wheelock and Co. Ltd.	260,000	1,384,965
Yuexiu Real Estate Investment Trust	520,000	295,415

		33,800,966
ISRAEL — 0.66%
Africa Israel Investments Ltd.[a]	22,308	56,503
Airport City Ltd.[a]	9,412	50,941
Alony Hetz Properties & Investments Ltd.	20,228	128,072
Amot Investments Ltd.	26,988	71,594
Azrieli Group Ltd.	11,024	307,280
Gazit Globe Ltd.	22,828	311,429
Jerusalem Oil Exploration Ltd.[a]	2,236	50,389
Melisron Ltd.	4,264	90,903
Nitsba Holdings (1995) Ltd.[a]	7,696	78,289
Norstar Holdings Inc.	4,108	109,238
REIT 1 Ltd.	20,852	43,784

		1,298,422
ITALY — 0.11%
Beni Stabili SpA	251,628	150,281
Immobiliare Grande Distribuzione SpA	47,476	50,814
Prelios SpA[a,b]	220,480	21,913

		223,008
JAPAN — 29.91%
Activia Properties Inc.	52	509,381
Advance Residence Investment Corp.	364	998,464
AEON Mall Co. Ltd.	20,800	630,947
Daibiru Corp.	15,600	182,514
Daikyo Inc.	52,000	180,855

22	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

March 31, 2013

Security	Shares	Value

Daito Trust Construction Co. Ltd.	26,000	$2,217,826
Daiwa House Industry Co. Ltd.	191,000	3,697,298
Daiwa House REIT Investment Corp.	52	446,331
Daiwa Office Investment Corp.	52	282,068
Daiwahouse Residential Investment Corp.	104	502,191
Frontier Real Estate Investment Corp.	75	845,565
Fukuoka REIT Corp.	52	472,878
Global One Real Estate Investment Corp. Ltd.	52	393,236
GLP J-Reit	520	549,755
Goldcrest Co. Ltd.	5,200	126,046
Heiwa Real Estate Co. Ltd.	10,400	203,310
Heiwa Real Estate REIT Inc.	104	101,434
Hulic Co. Ltd.	88,400	726,794
Ichigo Real Estate Investment Corp.	208	152,648
Iida Home Max Co. Ltd.	5,200	93,967
Industrial & Infrastructure Fund Investment Corp.	52	576,303
Japan Excellent Inc.	52	397,107
Japan Hotel REIT Investment Corp.	624	261,161
Japan Logistics Fund Inc.	52	607,828
Japan Prime Realty Investment Corp.	260	1,032,865
Japan Real Estate Investment Corp.	182	2,495,193
Japan Rental Housing Investments Inc.	260	218,464
Japan Retail Fund Investment Corp.	624	1,541,085
Kenedix Realty Investment Corp.	52	254,414
Leopalace21 Corp.[a]	46,800	198,111
MID REIT Inc.	52	156,520
Mitsubishi Estate Co. Ltd.	431,000	11,900,404
Mitsui Fudosan Co. Ltd.	275,000	7,718,836
Mori Hills REIT Investment Corp.	64	477,175
MORI TRUST Sogo REIT Inc.	52	564,135
Nippon Accommodations Fund Inc.	52	423,655
Nippon Building Fund Inc.	208	2,875,984
Nomura Real Estate Holdings Inc.	36,400	806,824
Nomura Real Estate Office Fund Inc.	104	780,940
Nomura Real Estate Residential Fund Inc.	52	350,649
NTT Urban Development Corp.	312	369,343
ORIX JREIT Inc.	468	659,541
Premier Investment Corp.	52	282,621
Sekisui House SI Investment Corp.	52	294,788
Starts Proceed Investment Corp.	52	102,872

Security	Shares	Value

Sumitomo Realty & Development Co. Ltd.	149,000	$5,697,245
Takara Leben Co. Ltd.	5,200	80,970
TOC Co. Ltd.	26,000	199,107
Tokyo Tatemono Co. Ltd.	122,000	855,116
Tokyo Theatres Co. Inc.[a,b]	52,000	107,849
Tokyu Land Corp.	152,000	1,417,826
TOKYU REIT Inc.	52	390,470
Top REIT Inc.	52	306,956
United Urban Investment Corp.	676	1,097,188

		58,813,053
NETHERLANDS — 1.32%
Corio NV	29,588	1,382,789
Eurocommercial Properties NV	10,764	394,689
Nieuwe Steen Investments NV	17,108	112,258
VastNed Retail NV	5,980	248,413
Wereldhave NV	6,708	464,539

		2,602,688
NEW ZEALAND — 0.59%
Argosy Property Ltd.	154,960	127,909
DNZ Property Fund Ltd.	82,836	119,744
Goodman Property Trust	268,996	235,562
Kiwi Income Property Trust	311,428	305,343
Precinct Properties New Zealand Ltd.	261,716	226,994
Property for Industry Ltd.	52,364	57,265
Vital Healthcare Property Trust	74,776	84,907

		1,157,724
NORWAY — 0.13%
Norwegian Property ASA	157,093	246,986

		246,986
SINGAPORE — 9.16%
AIMS AMP Capital Industrial REIT	129,200	164,025
Ascendas Hospitality Trust[b]	156,000	129,518
Ascendas India Trust	208,000	138,320
Ascendas REIT	572,935	1,200,734
Ascott Residence Trust	208,800	232,262
Bukit Sembawang Estates Ltd.	52,000	297,598
Cache Logistics Trust[b]	208,000	218,797
Cambridge Industrial Trust	364,440	232,071
CapitaCommercial Trust	624,000	797,227
CapitaLand Ltd.	780,000	2,219,410
CapitaMall Trust Management Ltd.	780,000	1,314,042
CapitaMalls Asia Ltd.	416,000	687,409
CapitaRetail China Trust[b]	104,000	146,703

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

March 31, 2013

Security	Shares	Value

CDL Hospitality Trusts	208,000	$343,705
City Developments Ltd.	156,000	1,424,698
Far East Hospitality Trust[b]	208,000	197,001
First REIT	156,000	157,182
Frasers Centrepoint Trust	156,000	269,096
Frasers Commercial Trust	104,600	118,883
Global Logistic Properties Ltd.	780,000	1,647,267
GuocoLand Ltd.	104,000	194,487
Ho Bee Investment Ltd.[b]	52,000	80,896
Keppel Land Ltd.	208,000	660,584
Keppel REIT Management Ltd.	208,100	228,128
Lippo Malls Indonesia Retail Trust	520,000	215,863
Mapletree Commercial Trust	364,000	394,632
Mapletree Industrial Trust	364,640	412,961
Mapletree Logistics Trust	468,040	458,382
Orchard Parade Holdings Ltd.	52,000	90,537
Parkway Life REIT	104,000	212,091
Perennial China Retail Trust[b]	208,000	98,920
Sabana Shari’ah Compliant Industrial REIT	156,000	159,068
Starhill Global REIT	468,000	335,741
Suntec REIT	676,000	980,816
United Industrial Corp. Ltd.[b]	128,000	314,686
UOL Group Ltd.	156,000	877,704
Wheelock Properties Ltd.[b]	104,000	161,374
Wing Tai Holdings Ltd.	126,550	194,324

		18,007,142
SPAIN — 0.01%
Inmobiliaria Colonial SAa	23,895	24,025

		24,025
SWEDEN — 1.59%
Atrium Ljungberg AB	9,360	130,999
Castellum AB	54,340	775,569
Fabege AB	42,744	437,827
Fastighets AB Balder Class Ba	19,552	138,025
Hufvudstaden AB Class A	36,792	462,871
Klovern AB	29,173	126,527
Kungsleden AB	41,860	270,397
Wallenstam AB Class B	32,708	426,582
Wihlborgs Fastigheter AB	22,100	364,538

		3,133,335
SWITZERLAND — 1.85%
Allreal Holding AG Registered	2,640	384,730
Intershop Holdings AG Bearer	416	147,606
Mobimo Holding AG Registered	1,976	444,467

Security	Shares	Value

PSP Swiss Property AG Registered	12,012	$1,097,247
Swiss Prime Site AG Registered	18,512	1,502,347
Zug Estates Holding AG Bearer[a]	52	67,543

		3,643,940
UNITED KINGDOM — 7.56%
A&J Mucklow Group PLC	5,304	29,960
Big Yellow Group PLC	36,504	196,775
British Land Co. PLC	306,592	2,530,236
Capital & Counties Properties PLC	182,988	756,608
Capital Shopping Centres Group PLC	205,348	1,042,384
CLS Holdings PLC[a]	5,616	73,764
Derwent London PLC	26,728	873,392
Development Securities PLC	40,664	92,928
Grainger PLC	130,884	269,890
Great Portland Estates PLC	104,832	789,385
Hammerson PLC	221,104	1,651,483
Hansteen Holdings PLC	203,996	267,476
Helical Bar PLC	32,032	115,153
Land Securities Group PLC	240,500	3,027,403
LondonMetric Property PLC	196,712	316,619
Primary Health Properties PLC	23,920	120,224
Quintain Estates and Development PLC[a]	154,440	157,121
Raven Russia Ltd.	189,332	206,994
Safestore Holdings PLC	52,884	95,158
Schroder REIT Ltd.	115,960	74,834
SEGRO PLC	231,296	893,131
Shaftesbury PLC	80,132	707,549
St. Modwen Properties PLC	45,604	178,312
UNITE Group PLC	47,996	233,943
Workspace Group PLC	33,332	173,704

		14,874,426

TOTAL COMMON STOCKS
(Cost: $176,619,916)		195,075,093

INVESTMENT COMPANIES — 0.37%

AUSTRALIA — 0.00%
BGP Holdings PLC[a,c]	1,986,852	26

		26
SWITZERLAND — 0.14%
Solvalor 61 Fund	1,092	275,032

		275,032

24	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

March 31, 2013

Security	Shares	Value

UNITED KINGDOM — 0.23%
F&C Commercial Property Trust Ltd.	156,728	$246,551
Picton Property Income Ltd.	112,632	68,410
UK Commercial Property Trust Ltd.	123,864	130,717

		445,678

TOTAL INVESTMENT COMPANIES
(Cost: $772,199)		720,736

WARRANTS — 0.00%

NETHERLANDS — 0.00%
Nieuwe Steen Investments NV (Expires 4/01/13)[a,c]	5,460	—

		—

TOTAL WARRANTS
(Cost: $0)		—

SHORT-TERM INVESTMENTS — 1.74%

MONEY MARKET FUNDS — 1.74%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[d,e,f]	3,187,851	3,187,851
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[d,e,f]	226,424	226,424
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[d,e]	19,785	19,785

		3,434,060

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,434,060)		3,434,060

TOTAL INVESTMENTS IN SECURITIES — 101.31%
(Cost: $180,826,175)		199,229,889
Other Assets, Less Liabilities — (1.31)%		(2,580,661)

NET ASSETS — 100.00%		$196,649,228

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments

iSHARES® S&P EUROPE 350 INDEX FUND

March 31, 2013

Security	Shares	Value

COMMON STOCKS — 98.61%

AUSTRIA — 0.26%
Erste Group Bank AGa	45,045	$1,256,912
OMV AG	25,515	1,086,939
Telekom Austria AG	39,375	258,824
Voestalpine AG	19,215	591,065

		3,193,740
BELGIUM — 1.86%
Ageas	41,265	1,398,098
Anheuser-Busch InBev NV	141,750	14,061,128
Belgacom SA	24,570	611,918
Colruyt SA	12,600	610,377
Delhaize Brothers and Co. “The Lion” (Delhaize Group)	17,955	981,148
Groupe Bruxelles Lambert SA	14,490	1,109,884
KBC Groep NV	28,035	967,312
Solvay SA	10,395	1,410,238
UCB SA	19,215	1,228,764
Umicore SA	19,845	933,823

		23,312,690
DENMARK — 1.60%
A.P. Moeller-Maersk A/S Class B	215	1,681,337
Carlsberg A/S Class B	18,900	1,842,632
Danske Bank A/Sa	119,070	2,133,026
Novo Nordisk A/S Class B	77,175	12,562,290
Novozymes A/S Class B	42,840	1,455,180
Vestas Wind Systems A/Sa,b	36,855	295,195

		19,969,660
FINLAND — 1.19%
Fortum OYJ	77,175	1,557,858
Kone OYJ Class B	36,225	2,853,787
Metso OYJ	23,625	1,006,880
Nokia OYJ[b]	659,925	2,138,861
Nokian Renkaat OYJ	23,310	1,038,653
Sampo OYJ Class A	85,050	3,276,379
Stora Enso OYJ Class R	101,745	657,826
UPM-Kymmene OYJ	92,925	1,038,723
Wartsila OYJ Abp	30,240	1,361,032

		14,929,999
FRANCE — 14.66%
Accor SA	31,815	1,107,133
Alcatel-Lucent[a]	416,115	561,584
ALSTOM	37,170	1,515,427

Security	Shares	Value

ArcelorMittal	170,100	$2,195,174
AXA SA	324,450	5,586,955
BNP Paribas SA	183,645	9,442,169
Bouygues SA	30,555	830,226
Cap Gemini SA	27,725	1,263,859
Carrefour SA	109,305	2,997,355
Casino Guichard-Perrachon SA	9,765	1,027,966
Christian Dior SA	9,135	1,517,894
Compagnie de Saint-Gobain	77,805	2,889,378
Compagnie Generale des Etablissements Michelin Class B	32,130	2,692,092
Credit Agricole SAa	194,355	1,603,744
Danone SA	107,415	7,486,923
Dassault Systemes SA	11,340	1,313,173
Edenred SA	27,405	898,420
Electricite de France SA	51,660	992,395
Essilor International SA	37,485	4,175,664
European Aeronautic Defence and Space Co. NV	84,420	4,303,625
France Telecom SA	340,830	3,453,134
GDF Suez	271,845	5,243,121
Gemalto NV	13,230	1,156,076
Hermes International SCA[b]	2,835	986,008
L’Air Liquide SA	54,810	6,670,757
L’Oreal SA	43,785	6,954,944
Lafarge SA	32,760	2,180,337
Lagardere SCA	21,735	801,712
Legrand SA	43,785	1,912,750
LVMH Moet Hennessy Louis Vuitton SA	48,510	8,340,853
Pernod Ricard SA	35,280	4,403,907
PPR SA	13,230	2,911,852
PSA Peugeot Citroen SAa	42,840	310,811
Publicis Groupe SA	29,925	2,010,099
Renault SA	36,540	2,293,263
Safran SA	42,525	1,900,027
Sanofi	211,995	21,579,087
Schneider Electric SA	97,650	7,147,361
SES SA Class A FDR	78,750	2,472,453
Societe Generale[a]	137,025	4,509,693
Sodexo	17,325	1,617,358
STMicroelectronics NV	114,975	885,836
Suez Environnement SA	51,345	655,958
Technip SA	18,900	1,941,073
Thales SA	16,695	707,348

26	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

March 31, 2013

Security	Shares	Value

Total SA	417,060	$20,005,337
Unibail-Rodamco SE	16,065	3,748,299
Valeo SA	13,860	751,326
Vallourec SA	21,420	1,031,453
Veolia Environnement	78,435	990,867
Vinci SA	101,430	4,577,502
Vivendi SA	233,100	4,823,599

		183,375,357
GERMANY — 12.00%
Adidas AG	36,855	3,830,524
Allianz SE Registered	80,325	10,928,242
BASF SE	161,910	14,204,309
Bayer AG Registered	145,845	15,070,378
Bayerische Motoren Werke AG	56,385	4,873,509
Beiersdorf AG	17,325	1,602,675
Commerzbank AGa,b	773,325	1,137,015
Continental AG	17,640	2,112,706
Daimler AG Registered	174,825	9,528,591
Deutsche Bank AG Registered	163,800	6,397,353
Deutsche Boerse AG	34,020	2,063,900
Deutsche Lufthansa AG Registered	39,690	776,465
Deutsche Post AG Registered	158,130	3,649,907
Deutsche Telekom AG Registered	518,805	5,493,461
E.ON SE	353,115	6,175,781
Fresenius Medical Care AG & Co. KGaA	36,540	2,470,390
Fresenius SE & Co. KGaA	22,995	2,843,238
GEA Group AG	30,870	1,019,148
HeidelbergCement AG	24,885	1,791,387
Hochtief AGa	5,040	328,382
Infineon Technologies AG	191,205	1,512,441
K+S AG Registered	30,555	1,423,666
Lanxess AG	14,805	1,051,693
Linde AG	32,760	6,101,832
MAN SE	6,300	678,494
Merck KGaA	11,655	1,761,519
METRO AG	22,995	654,928
Muenchener Rueckversicherungs-Gesellschaft AG Registered	28,350	5,311,375
QIAGEN NVa	40,950	855,014
RWE AG	86,310	3,222,400
Salzgitter AG	6,930	278,666
SAP AG	164,430	13,196,527
Siemens AG Registered	141,435	15,261,241

Security	Shares	Value

ThyssenKrupp AGa	68,040	$1,386,127
Volkswagen AG	6,300	1,187,182

		150,180,466
GREECE — 0.04%
National Bank of Greece SAa,b	116,675	99,332
National Bank of Greece SA SP ADR[a,b]	83,920	74,991
OPAP SA	37,375	295,638

		469,961
IRELAND — 0.51%
CRH PLC	127,890	2,827,928
Elan Corp. PLC[a]	85,995	990,412
Irish Bank Resolution Corp. Ltd.[c]	211,770	3
Kerry Group PLC Class A	24,885	1,485,419
Ryanair Holdings PLC SP ADR	25,039	1,046,129

		6,349,891
ITALY — 3.18%
Assicurazioni Generali SpA	238,770	3,722,177
Atlantia SpA	57,330	906,967
Banca Monte dei Paschi di Siena SpA[a,b]	1,268,190	301,269
Banco Popolare Scrl[a]	308,365	389,438
Enel SpA	1,145,655	3,745,509
Eni SpA	474,705	10,685,733
Fiat Industrial SpA	142,065	1,599,872
Fiat SpA[a]	156,240	832,605
Finmeccanica SpA[a]	68,050	327,686
Intesa Sanpaolo SpA	2,461,410	3,609,513
Luxottica Group SpA	24,570	1,233,933
Mediaset SpA	126,000	257,742
Mediobanca SpA	88,830	452,844
Pirelli & C. SpA	42,840	450,264
Saipem SpA	44,415	1,368,228
Snam SpA	298,620	1,363,576
Telecom Italia SpA	1,720,845	1,217,564
Tenaris SA	83,790	1,705,376
Terna SpA	229,005	949,830
UniCredit SpA[a]	958,545	4,098,787
Unione di Banche Italiane SpA	160,168	591,100

		39,810,013
NETHERLANDS — 3.68%
AEGON NV	313,740	1,889,879
Akzo Nobel NV	41,895	2,664,044
ASML Holding NV	74,025	4,987,559

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

March 31, 2013

Security	Shares	Value

D.E Master Blenders 1753 NVa	92,925	$1,437,865
Heineken NV	37,485	2,830,306
ING Groep NV CVA[a]	675,990	4,806,328
Koninklijke Ahold NV	187,740	2,882,073
Koninklijke DSM NV	32,130	1,873,531
Koninklijke KPN NV	182,385	614,542
Koninklijke Philips Electronics NV	169,155	5,014,335
PostNL NVa	76,876	153,998
Randstad Holding NV	18,585	762,247
Reed Elsevier NV	119,700	2,054,290
TNT Express NV	67,454	495,280
Unilever NV CVA	302,715	12,421,423
Wolters Kluwer NV	52,920	1,157,605

		46,045,305
NORWAY — 1.31%
DNB ASA	160,965	2,363,764
Norsk Hydro ASA	159,705	691,119
Orkla ASA	141,750	1,134,972
Seadrill Ltd.	64,260	2,332,420
Statoil ASA	185,850	4,499,275
Subsea 7 SA	49,455	1,157,412
Telenor ASA	126,630	2,772,508
Yara International ASA	32,445	1,471,916

		16,423,386
PORTUGAL — 0.24%
Banco Espirito Santo SA Registered[a]	388,080	398,168
Energias de Portugal SA	433,440	1,336,905
Galp Energia SGPS SA Class B	38,430	603,032
Portugal Telecom SGPS SA Registered	133,245	661,130

		2,999,235
SPAIN — 4.34%
Abertis Infraestructuras SA	61,425	1,034,062
Acciona SA	4,725	258,045
Acerinox SAb	18,900	194,156
Actividades de Construcciones y Servicios SA	28,980	677,466
Amadeus IT Holding SA Class A	74,025	2,003,294
Banco Bilbao Vizcaya Argentaria SA	964,845	8,379,065
Banco de Sabadell SAa	529,344	973,374
Banco Popular Espanol SAa	1,347,885	1,000,413
Banco Santander SA	1,864,794	12,552,391

Security	Shares	Value

Distribuidora Internacional de Alimentacion SA	106,155	$735,548
Enagas SA	33,390	778,844
Ferrovial SA	71,190	1,131,718
Gas Natural SDG SA	61,740	1,094,861
Iberdrola SA	846,090	3,947,122
Industria de Diseno Textil SA	39,690	5,269,874
International Consolidated Airlines Group SA London[a]	137,508	528,679
Red Electrica Corporacion SA	19,215	968,453
Repsol SA	155,109	3,156,929
Telefonica SA	714,420	9,623,381

		54,307,675
SWEDEN — 4.94%
Alfa Laval AB	55,440	1,279,844
Assa Abloy AB Class B	57,960	2,372,063
Atlas Copco AB Class A	112,455	3,199,658
Atlas Copco AB Class B	70,245	1,778,272
Boliden AB	49,140	792,800
Electrolux AB Class B	41,580	1,060,284
Hennes & Mauritz AB Class B	166,320	5,960,098
Holmen AB Class B	9,765	291,058
Investor AB Class B	80,640	2,334,120
Millicom International Cellular SA SDR	11,340	907,793
Nordea Bank AB	463,680	5,262,932
Sandvik AB	194,670	2,999,990
Scania AB Class B	54,180	1,135,764
Securitas AB Class B	49,140	463,663
Skandinaviska Enskilda Banken AB Class A	301,770	3,037,657
Skanska AB Class B	69,300	1,255,543
SKF AB Class B	66,150	1,616,616
SSAB AB Class A	31,500	240,586
Svenska Cellulosa AB Class B	107,730	2,783,550
Svenska Handelsbanken AB Class A	86,625	3,710,406
Swedbank AB Class A	169,470	3,862,728
Swedish Match AB	36,540	1,136,887
Tele2 AB Class B	53,550	933,954
Telefonaktiebolaget LM Ericsson Class B	535,815	6,691,507
TeliaSonera AB	390,600	2,795,235
Volvo AB Class B	264,600	3,855,867

		61,758,875

28	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

March 31, 2013

Security	Shares	Value

SWITZERLAND — 14.10%
ABB Ltd. Registered	377,685	$8,539,243
Actelion Ltd. Registered	20,160	1,097,469
Adecco SA Registered	22,050	1,210,835
Baloise Holding AG Registered	8,505	798,452
Clariant AG Registered	44,730	623,513
Compagnie Financiere Richemont SA Class A Bearer	91,980	7,236,401
Credit Suisse Group AG Registered	202,545	5,328,049
GAM Holding AG	30,555	517,881
Geberit AG Registered	6,930	1,710,271
Givaudan SA Registered	1,260	1,551,465
Holcim Ltd. Registered	40,320	3,221,087
Julius Baer Group Ltd.	38,115	1,485,638
Kuehne & Nagel International AG Registered	10,080	1,101,727
Lonza Group AG Registered	9,450	614,731
Nestle SA Registered	568,890	41,242,197
Nobel Biocare Holding AG Registered	22,368	224,400
Novartis AG Registered	477,540	34,014,545
Roche Holding AG Genusschein	124,110	28,964,898
SGS SA Registered	945	2,323,206
Swatch Group AG (The) Bearer	5,670	3,305,180
Swiss Life Holding AG Registered	5,040	748,855
Swiss Re AG	60,165	4,904,945
Swisscom AG Registered	3,780	1,753,182
Syngenta AG Registered	16,380	6,849,865
UBS AG Registered	635,355	9,762,306
Zurich Insurance Group AG	26,145	7,294,481

		176,424,822
UNITED KINGDOM — 34.70%
3i Group PLC	170,415	817,703
Aberdeen Asset Management PLC	209,160	1,363,136
Aggreko PLC	47,250	1,278,528
AMEC PLC	55,755	894,022
Anglo American PLC	245,385	6,304,477
Antofagasta PLC	67,725	1,011,917
ARM Holdings PLC	242,865	3,396,450
Associated British Foods PLC	63,000	1,818,542
AstraZeneca PLC	220,500	11,047,332
Aviva PLC	513,135	2,307,902
Babcock International Group PLC	63,000	1,040,807
BAE Systems PLC	570,780	3,417,403
Barclays PLC	1,925,910	8,514,389

Security	Shares	Value

BG Group PLC	598,815	$10,265,670
BHP Billiton PLC	372,330	10,826,735
BP PLC	3,356,640	23,440,608
British American Tobacco PLC	343,035	18,371,499
British Land Co. PLC	155,925	1,286,815
British Sky Broadcasting Group PLC	169,470	2,272,240
BT Group PLC	1,390,095	5,867,998
Bunzl PLC	58,590	1,152,110
Burberry Group PLC	77,805	1,570,121
Cable & Wireless Communications PLC	437,535	278,639
Cairn Energy PLC[a]	105,525	438,241
Capita PLC	114,345	1,560,909
Carnival PLC	37,800	1,322,437
Centrica PLC	916,335	5,116,213
Cobham PLC	192,150	709,002
Compass Group PLC	327,285	4,177,000
Daily Mail & General Trust PLC Class A NVS	51,345	553,161
Diageo PLC	441,945	13,924,738
Drax Group PLC	68,985	640,548
Experian PLC	177,975	3,080,807
FirstGroup PLC	86,625	264,518
G4S PLC	247,905	1,096,921
GKN PLC	285,390	1,146,212
GlaxoSmithKline PLC	866,565	20,244,140
Glencore International PLC[b]	771,120	4,169,602
Hammerson PLC	125,370	936,421
Hays PLC	253,260	370,911
HSBC Holdings PLC	3,218,985	34,337,287
IMI PLC	56,385	1,108,751
Imperial Tobacco Group PLC	175,140	6,113,994
InterContinental Hotels Group PLC	47,622	1,451,295
Intertek Group PLC	28,035	1,444,392
Invensys PLC	143,325	763,453
ITV PLC	641,025	1,259,534
J Sainsbury PLC	232,785	1,337,894
Johnson Matthey PLC	36,050	1,259,023
Kingfisher PLC	417,690	1,825,348
Ladbrokes PLC	156,870	537,854
Land Securities Group PLC	137,655	1,732,795
Legal & General Group PLC	1,042,650	2,734,208
Lloyds Banking Group PLC[a]	7,446,285	5,505,289
London Stock Exchange Group PLC	27,405	543,468

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

March 31, 2013

Security	Shares	Value

Lonmin PLC[a]	76,545	$338,113
Man Group PLC	321,615	435,370
Marks & Spencer Group PLC	282,555	1,673,279
National Grid PLC	642,285	7,460,878
Next PLC	28,350	1,879,479
Old Mutual PLC	820,260	2,524,678
Pearson PLC	143,010	2,571,099
Persimmon PLC	53,550	869,236
Petrofac Ltd.	44,415	966,444
Provident Financial PLC	23,942	568,588
Prudential PLC	451,080	7,294,640
Randgold Resources Ltd.	16,380	1,412,742
Reckitt Benckiser Group PLC	113,715	8,146,600
Reed Elsevier PLC	213,255	2,529,012
Rentokil Initial PLC	310,275	472,080
Resolution Ltd.	244,440	1,011,438
Rexam PLC	138,350	1,108,160
Rio Tinto PLC	216,405	10,137,320
Rolls-Royce Holdings PLC	330,435	5,669,767
Royal Bank of Scotland Group PLC[a]	350,910	1,467,973
Royal Dutch Shell PLC Class A	654,570	21,160,818
Royal Dutch Shell PLC Class B	464,625	15,415,397
RSA Insurance Group PLC	615,510	1,087,900
SABMiller PLC	166,005	8,731,719
Sage Group PLC (The)	221,130	1,150,701
Schroders PLC	17,640	564,638
SEGRO PLC	133,875	516,948
Serco Group PLC	85,680	815,732
Severn Trent PLC	42,210	1,097,286
Shire PLC	99,225	3,019,392
Smith & Nephew PLC	156,870	1,810,315
Smiths Group PLC	68,985	1,316,712
SSE PLC	168,840	3,804,608
Standard Chartered PLC	346,500	8,962,849
Standard Life PLC	415,800	2,306,401
Tate & Lyle PLC	82,845	1,069,266
Tesco PLC	1,418,130	8,216,147
Tullow Oil PLC	160,335	2,997,002
UBM PLC	42,525	454,911
Unilever PLC	213,255	9,015,071
United Utilities Group PLC	119,385	1,284,370
Vesuvius PLC	47,490	254,264
Vodafone Group PLC	8,673,840	24,576,710
Weir Group PLC (The)	37,170	1,277,256

Security	Shares	Value

Whitbread PLC	31,185	$1,216,022
William Hill PLC	123,165	691,787
Wm Morrison Supermarkets PLC	416,745	1,747,812
Wolseley PLC	48,207	2,395,834
WPP PLC	223,020	3,552,385
Xstrata PLC	294,840	4,781,435

		434,079,993

TOTAL COMMON STOCKS
(Cost: $1,387,964,163)		1,233,631,068

PREFERRED STOCKS — 0.81%

GERMANY — 0.81%
Henkel AG & Co. KGaA	31,500	3,037,325
Porsche Automobil Holding SE	27,090	1,983,512
Volkswagen AG	25,515	5,078,388

		10,099,225

TOTAL PREFERRED STOCKS
(Cost: $8,960,360)		10,099,225

RIGHTS — 0.00%

UNITED KINGDOM — 0.00%
William Hill PLC[a]	28,238	53,169

		53,169

TOTAL RIGHTS
(Cost: $0)		53,169

SHORT-TERM INVESTMENTS — 0.53%

MONEY MARKET FUNDS — 0.53%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[d,e,f]	6,039,719	6,039,719
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[d,e,f]	428,984	428,984
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[d,e]	214,867	214,867

		6,683,570

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,683,570)		6,683,570

30	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

March 31, 2013

Value
TOTAL INVESTMENTS IN SECURITIES — 99.95%
(Cost: $1,403,608,093)	$1,250,467,032
Other Assets, Less Liabilities — 0.05%	610,742

NET ASSETS — 100.00%	$1,251,077,774

FDR — Fiduciary Depositary Receipts

NVS — Non-Voting Shares

SDR — Swedish Depositary Receipts

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

March 31, 2013

Security	Shares	Value

COMMON STOCKS — 56.52%

BRAZIL — 9.11%
BRF — Brasil Foods SA SP ADR[a]	2,007,585	$44,387,704
CCR SA	2,740,500	27,916,716
Centrais Eletricas Brasileiras SA SP ADR	732,645	2,505,646
Cielo SA	850,500	25,109,859
Companhia Siderurgica Nacional SA SP ADR	2,208,870	9,895,738
CPFL Energia SA SP ADR	354,240	7,417,786
Embraer SA SP ADR	477,090	17,017,800

		134,251,249
CHILE — 12.38%
Banco de Chile	5,034,420	793,128
Banco de Chile Series Tb	248,640	37,600
Banco de Chile SP ADR[a]	62,159	5,893,916
Banco Santander (Chile) SA SP ADR[a]	449,361	12,793,308
Cencosud SA	3,216,629	19,996,625
Empresa Nacional de Electricidad SA SP ADR	337,905	17,935,998
Empresas CMPC SA	3,442,500	12,537,487
Empresas Copec SA	1,495,665	21,774,093
Enersis SA SP ADR	1,163,772	22,390,973
LATAM Airlines Group SA SP ADR[a]	901,395	19,596,327
S.A.C.I. Falabella SA	2,795,580	33,590,812
Sociedad Quimica y Minera de Chile SA Series B SP ADR[a]	272,160	15,091,272

		182,431,539
COLOMBIA — 3.81%
Bancolombia SA SP ADR	248,941	15,745,518
Ecopetrol SA SP ADR[a]	742,230	40,466,380

		56,211,898
MEXICO — 26.58%
Alfa SAB de CV Series A	8,248,500	20,161,418
America Movil SAB de CV Series L	153,279,000	162,606,185
Cemex SAB de CV CPO[b]	32,292,082	39,334,151
Fomento Economico Mexicano SAB de CV BD Units	5,629,500	63,402,391
Grupo Elektra SAB de CV	104,625	4,126,359
Grupo Modelo SAB de CV Series Ca	1,930,500	17,514,940

Security	Shares	Value

Grupo Televisa SAB de CV CPO	5,913,000	$31,411,982
Wal-Mart de Mexico SAB de CV Series V	16,281,000	53,306,135

		391,863,561
PERU — 4.64%
Compania de Minas Buenaventura SA SP ADR	559,035	14,512,548
Credicorp Ltd.	196,560	32,638,788
Southern Copper Corp.	564,705	21,215,967

		68,367,303

TOTAL COMMON STOCKS
(Cost: $850,353,720)		833,125,550

PREFERRED STOCKS — 42.79%

BRAZIL — 42.79%
Banco Bradesco SA SP ADR[a]	6,286,749	107,000,459
Companhia de Bebidas das Americas SP ADR	2,220,750	94,004,348
Companhia Energetica de Minas Gerais SP ADR	1,469,340	17,411,679
Companhia Paranaense de Energia Class B SP ADR[a]	326,025	5,043,607
Gerdau SA SP ADR[a]	2,653,965	20,462,070
Itau Unibanco Holding SA SP ADR	6,790,365	120,868,497
Itausa — Investimentos Itau SA	7,600,500	39,767,538
Oi SA SP ADR[a]	2,562,301	7,789,395
Petroleo Brasileiro SA SP ADR	6,319,215	114,693,752
Vale SA Class A SP ADR	6,272,775	103,688,971

		630,730,316

TOTAL PREFERRED STOCKS
(Cost: $834,824,514)		630,730,316

SHORT-TERM INVESTMENTS — 12.20%

MONEY MARKET FUNDS — 12.20%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	165,451,261	165,451,261
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	11,751,531	11,751,531

32	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

March 31, 2013

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	2,529,946	$2,529,946

		179,732,738

TOTAL SHORT-TERM INVESTMENTS
(Cost: $179,732,738)		179,732,738

TOTAL INVESTMENTS IN SECURITIES — 111.51%
(Cost: $1,864,910,972)		1,643,588,604
Other Assets, Less Liabilities — (11.51)%		(169,603,818)

NET ASSETS — 100.00%		$1,473,984,786

CPO  —  Certificates of Participation (Ordinary)

SP ADR  —  Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments

iSHARES® S&P/TOPIX 150 INDEX FUND

March 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.03%

ADVERTISING — 0.30%
Dentsu Inc.	7,000	$207,796

		207,796
AGRICULTURE — 1.72%
Japan Tobacco Inc.	37,500	1,196,554

		1,196,554
AIRLINES — 0.34%
All Nippon Airways Co. Ltd.[a]	115,000	234,844

		234,844
AUTO MANUFACTURERS — 12.27%
Honda Motor Co. Ltd.	58,500	2,211,950
Isuzu Motors Ltd.	40,000	236,120
Nissan Motor Co. Ltd.	83,500	803,738
Suzuki Motor Corp.	14,500	325,564
Toyota Motor Corp.	95,500	4,936,503

		8,513,875
AUTO PARTS & EQUIPMENT — 3.52%
Aisin Seiki Co. Ltd.	6,500	238,513
Bridgestone Corp.	22,000	741,757
Denso Corp.	17,500	741,731
NGK Insulators Ltd.	10,000	107,743
NOK Corp.	4,000	57,435
Sumitomo Electric Industries Ltd.	26,000	321,059
Toyota Industries Corp.	6,500	237,130

		2,445,368
BANKS — 10.03%
Mitsubishi UFJ Financial Group Inc.	460,500	2,733,025
Mizuho Financial Group Inc.	782,500	1,656,217
Shinsei Bank Ltd.	70,000	157,839
Sumitomo Mitsui Financial Group Inc.	46,000	1,846,947
Sumitomo Mitsui Trust Holdings Inc.	120,040	565,600

		6,959,628
BEVERAGES — 1.25%
Asahi Group Holdings Ltd.	16,000	382,727
Kirin Holdings Co. Ltd.	30,000	482,131

		864,858
BUILDING MATERIALS — 1.33%
Asahi Glass Co. Ltd.	40,000	274,410
Daikin Industries Ltd.	9,500	372,846
LIXIL Group Corp.	9,500	187,736
TOTO Ltd.	10,000	88,811

		923,803

Security	Shares	Value

CHEMICALS — 3.26%
Asahi Kasei Corp.	45,000	$300,574
JSR Corp.	6,500	132,185
Kuraray Co. Ltd.	11,500	171,607
Mitsubishi Chemical Holdings Corp.	47,500	219,767
Mitsui Chemicals Inc.	35,000	76,313
Nitto Denko Corp.	5,500	325,835
Shin-Etsu Chemical Co. Ltd.	13,000	864,178
Sumitomo Chemical Co. Ltd.	55,000	171,400

		2,261,859
COMMERCIAL SERVICES — 1.00%
Dai Nippon Printing Co. Ltd.	20,000	188,471
Secom Co. Ltd.	7,000	361,093
Toppan Printing Co. Ltd.	20,000	143,799

		693,363
COMPUTERS — 0.78%
Fujitsu Ltd.	65,000	268,241
NTT Data Corp.	40	133,376
TDK Corp.	4,000	139,119

		540,736
COSMETICS & PERSONAL CARE — 1.49%
Kao Corp.	17,000	556,903
Shiseido Co. Ltd.	13,000	183,482
Unicharm Corp.	5,000	296,214

		1,036,599
DISTRIBUTION & WHOLESALE — 4.84%
ITOCHU Corp.	51,500	619,512
Marubeni Corp.	55,000	411,242
Mitsubishi Corp.	53,500	991,816
Mitsui & Co. Ltd.	59,000	823,942
Sumitomo Corp.	41,000	513,699

		3,360,211
DIVERSIFIED FINANCIAL SERVICES — 2.50%
Credit Saison Co. Ltd.	5,500	137,120
Daiwa Securities Group Inc.	55,000	383,748
Nomura Holdings Inc.	123,500	757,918
ORIX Corp.[b]	36,000	456,031

		1,734,817
ELECTRIC — 1.21%
Chubu Electric Power Co. Inc.	22,500	275,925
Kansai Electric Power Co. Inc. (The)[b]	26,500	261,561
Kyushu Electric Power Co. Inc.[b]	15,500	161,067
Tokyo Electric Power Co. Inc.[b]	52,000	141,034

		839,587

34	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

March 31, 2013

Security	Shares	Value

ELECTRICAL COMPONENTS & EQUIPMENT — 2.40%
Hitachi Ltd.	150,000	$866,305
Mitsubishi Electric Corp.	70,000	563,603
Nidec Corp.	4,000	239,524

		1,669,432
ELECTRONICS — 4.22%
Advantest Corp.	5,500	78,739
Hirose Electric Co. Ltd.	1,000	135,184
Hoya Corp.	14,000	260,881
Keyence Corp.	1,536	467,727
Kyocera Corp.	6,000	562,221
Murata Manufacturing Co. Ltd.	7,000	521,910
NEC Corp.	85,000	221,495
Toshiba Corp.	135,000	677,728

		2,925,885
ENGINEERING & CONSTRUCTION — 0.82%
JGC Corp.	8,000	202,425
Kajima Corp.	35,000	95,299
Obayashi Corp.	20,000	95,724
Shimizu Corp.	25,000	81,366
Taisei Corp.	35,000	96,415

		571,229
ENTERTAINMENT — 0.47%
Oriental Land Co. Ltd.	2,000	325,888

		325,888
FOOD — 2.23%
Ajinomoto Co. Inc.	20,000	301,000
Nippon Meat Packers Inc.	5,000	82,482
Nissin Foods Holdings Co. Ltd.	3,000	139,917
Seven & I Holdings Co. Ltd.	26,000	861,413
Yakult Honsha Co. Ltd.	4,000	161,880

		1,546,692
FOREST PRODUCTS & PAPER — 0.16%
Oji Holdings Corp.	30,000	110,721

		110,721
GAS — 1.00%
Osaka Gas Co. Ltd.	65,000	286,216
Tokyo Gas Co. Ltd.	75,000	410,019

		696,235
HAND & MACHINE TOOLS — 0.58%
SMC Corp.	2,100	406,063

		406,063

Security	Shares	Value

HEALTH CARE — PRODUCTS — 0.37%
Terumo Corp.	6,000	$258,456

		258,456
HOME BUILDERS — 0.95%
Daiwa House Industry Co. Ltd.	20,000	387,151
Sekisui House Ltd.	20,000	272,070

		659,221
HOME FURNISHINGS — 1.71%
Panasonic Corp.	75,000	521,698
Sharp Corp.[a],b	30,000	86,790
Sony Corp.	33,000	576,324

		1,184,812
INSURANCE — 2.54%
Dai-ichi Life Insurance Co. Ltd. (The)	325	437,274
MS&AD Insurance Group Holdings Inc.	17,500	384,546
NKSJ Holdings Inc.	13,500	282,004
Tokio Marine Holdings Inc.	23,500	662,359

		1,766,183
INTERNET — 0.29%
Yahoo! Japan Corp.	440	202,638

		202,638
IRON & STEEL — 1.76%
JFE Holdings Inc.	17,525	329,363
Kobe Steel Ltd.[b]	100,000	115,933
Nippon Steel & Sumitomo Metal Corp.	310,045	774,947

		1,220,243
LEISURE TIME — 0.18%
Sega Sammy Holdings Inc.	6,000	121,953

		121,953
MACHINERY — 4.52%
FANUC Corp.	6,500	1,001,755
Kawasaki Heavy Industries Ltd.	55,000	172,570
Komatsu Ltd.	32,000	765,454
Kubota Corp.	40,000	569,240
Mitsubishi Heavy Industries Ltd.	110,000	625,931

		3,134,950
MANUFACTURING — 1.05%
FUJIFILM Holdings Corp.	15,500	302,680
Konica Minolta Holdings Inc.	17,500	128,058
Nikon Corp.	12,500	296,613

		727,351

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

March 31, 2013

Security	Shares	Value

METAL FABRICATE & HARDWARE — 0.16%
NSK Ltd.	15,000	$114,071

		114,071
MINING — 0.58%
Mitsubishi Materials Corp.	40,000	114,018
Sumitomo Metal Mining Co. Ltd.	20,000	285,684

		399,702
OFFICE & BUSINESS EQUIPMENT — 2.42%
Canon Inc.	39,050	1,412,146
Ricoh Co. Ltd.	25,000	266,965

		1,679,111
OIL & GAS — 1.43%
INPEX Corp.	85	452,031
JX Holdings Inc.	80,040	443,532
TonenGeneral Sekiyu K.K.	10,000	98,277

		993,840
PACKAGING & CONTAINERS — 0.11%
Toyo Seikan Kaisha Ltd.	5,500	77,452

		77,452
PHARMACEUTICALS — 6.01%
Astellas Pharma Inc.	15,028	808,782
Chugai Pharmaceutical Co. Ltd.	6,500	147,463
Daiichi Sankyo Co. Ltd.	22,003	424,755
Eisai Co. Ltd.	8,500	379,706
Ono Pharmaceutical Co. Ltd.	3,500	213,306
Otsuka Holdings Co. Ltd.	16,500	579,132
Shionogi & Co. Ltd.	10,500	216,991
Taisho Pharmaceutical Holdings Co. Ltd.	2,000	145,076
Takeda Pharmaceutical Co. Ltd.	23,500	1,257,232

		4,172,443
REAL ESTATE — 3.83%
Mitsubishi Estate Co. Ltd.	45,000	1,242,502
Mitsui Fudosan Co. Ltd.	30,000	842,055
Sumitomo Realty & Development Co. Ltd.	15,000	573,548

		2,658,105
RETAIL — 2.12%
AEON Co. Ltd.	24,000	310,147
Fast Retailing Co. Ltd.	2,000	651,989
Lawson Inc.	2,000	154,222
Marui Group Co. Ltd.	9,000	93,331
Nitori Holdings Co. Ltd.	1,500	114,869

Security	Shares	Value

Yamada Denki Co. Ltd.	3,150	$143,898

		1,468,456
SEMICONDUCTORS — 0.54%
Rohm Co. Ltd.	3,000	110,083
Tokyo Electron Ltd.	6,000	265,794

		375,877
TELECOMMUNICATIONS — 4.58%
Nippon Telegraph and Telephone Corp.	25,500	1,113,353
NTT DOCOMO Inc.	450	680,121
SoftBank Corp.	30,000	1,384,812

		3,178,286
TEXTILES — 0.64%
Teijin Ltd.	30,000	69,560
Toray Industries Inc.	55,000	372,048

		441,608
TOYS, GAMES & HOBBIES — 0.54%
Nintendo Co. Ltd.	3,500	376,356

		376,356
TRANSPORTATION — 4.98%
Central Japan Railway Co.	6,000	633,057
East Japan Railway Co.	13,000	1,067,433
Kintetsu Corp.[a]	55,000	255,052
Mitsui O.S.K. Lines Ltd.[b]	40,000	131,461
Nippon Express Co. Ltd.	30,000	146,458
Nippon Yusen K.K.	55,000	142,151
Odakyu Electric Railway Co. Ltd.	20,000	249,096
Tokyu Corp.	35,000	263,933
West Japan Railway Co.	6,500	312,141
Yamato Holdings Co. Ltd.	14,000	259,094

		3,459,876

TOTAL COMMON STOCKS
(Cost: $88,257,287)		68,737,033

SHORT-TERM INVESTMENTS — 0.45%

MONEY MARKET FUNDS — 0.45%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c],d,e	286,595	286,595
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c],d,e	20,356	20,356

36	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

March 31, 2013

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c],d	2,464	$2,464

		309,415

TOTAL SHORT-TERM INVESTMENTS
(Cost: $309,415)		309,415

TOTAL INVESTMENTS IN SECURITIES — 99.48%
(Cost: $88,566,702)		69,046,448
Other Assets, Less Liabilities — 0.52%		362,068

NET ASSETS — 100.00%		$69,408,516

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	37

Schedule of Investments

iSHARES® S&P EMERGING MARKETS INFRASTRUCTURE INDEX FUND

March 31, 2013

Security	Shares	Value

COMMON STOCKS — 95.59%

BRAZIL — 29.28%
CCR SA	1,493,100	$15,209,797
Centrais Eletricas Brasileiras SA SP ADR	267,494	914,829
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR[a]	112,101	5,350,581
CPFL Energia SA SP ADR	106,176	2,223,325
EcoRodovias Infraestrutura e Logistica SA	300,200	2,589,073
OSX Brasil SAa	110,600	229,280
Ultrapar Participacoes SA SP ADR	580,018	14,720,857

		41,237,742
CHILE — 7.47%
Empresa Nacional de Electricidad SA SP ADR	105,544	5,602,276
Enersis SA SP ADR	255,802	4,921,630

		10,523,906
CHINA — 25.87%
Beijing Capital International Airport Co. Ltd. Class H	3,792,000	2,759,985
China Merchants Holdings (International) Co. Ltd.[b]	2,686,000	8,806,103
China Oilfield Services Ltd. Class H	2,686,000	5,626,218
China Resources Power Holdings Co. Ltd.	1,580,000	4,732,276
COSCO Pacific Ltd.	3,634,000	5,243,158
Huaneng Power International Inc. Class H SP ADR	84,056	3,550,525
Jiangsu Expressway Co. Ltd. Class H	2,844,000	2,846,693
Zhejiang Expressway Co. Ltd. Class H	3,634,000	2,869,693

		36,434,651
CZECH REPUBLIC — 3.58%
CEZ AS	171,746	5,037,933

		5,037,933
INDONESIA — 2.11%
PT Jasa Marga (Persero) Tbk	4,858,500	2,974,847

		2,974,847
MALAYSIA — 3.45%
Tenaga Nasional Bhd	2,085,600	4,862,920

		4,862,920

Security	Shares	Value

MEXICO — 8.09%
Grupo Aeroportuario del Pacifico SAB de CV SP ADR	81,217	$4,760,128
Grupo Aeroportuario del Sureste SAB de CV Series B SP ADR	48,506	6,629,315

		11,389,443
PHILIPPINES — 2.96%
International Container Terminal Services Inc.	1,848,600	4,171,920

		4,171,920
RUSSIA — 5.46%
Eurasia Drilling Co. Ltd. SP GDR[c]	49,313	1,750,612
RusHydro OJSC SP ADR	1,595,461	3,103,172
TMK OAO SP GDR[c]	236,842	2,827,893

		7,681,677
SOUTH KOREA — 5.17%
Korea Electric Power Corp. SP ADR[a]	536,120	7,285,871

		7,285,871
TURKEY — 2.15%
TAV Havalimanlari Holding AS	438,608	3,029,898

		3,029,898

TOTAL COMMON STOCKS
(Cost: $119,490,302)		134,630,808

PREFERRED STOCKS — 4.04%

BRAZIL — 4.04%
Companhia Energetica de Minas Gerais SP ADR	479,688	5,684,303

		5,684,303

TOTAL PREFERRED STOCKS
(Cost: $6,651,064)		5,684,303

SHORT-TERM INVESTMENTS — 0.74%

MONEY MARKET FUNDS — 0.74%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[d,e,f]	884,852	884,852
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[d,e,f]	62,848	62,848

38	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P EMERGING MARKETS INFRASTRUCTURE INDEX FUND

March 31, 2013

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[d,e]	91,227	$91,227

		1,038,927

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,038,927)		1,038,927

TOTAL INVESTMENTS IN SECURITIES — 100.37%
(Cost: $127,180,293)		141,354,038
Other Assets, Less Liabilities — (0.37)%		(519,611)

NET ASSETS — 100.00%		$140,834,427

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	39

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2013

	iShares S&P Asia 50 Index Fund	iShares S&P Developed ex-U.S. Property Index Fund	iShares S&P Europe 350 Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$200,227,883	$177,392,115	$1,396,924,523
Affiliated (Note 2)	6,581,024	3,434,060	6,683,570

Total cost of investments	$206,808,907	$180,826,175	$1,403,608,093

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$245,221,810	$195,795,829	$1,243,783,462
Affiliated (Note 2)	6,581,024	3,434,060	6,683,570

Total fair value of investments	251,802,834	199,229,889	1,250,467,032
Foreign currency, at value[b]	128,177	201,452	3,549,089
Cash	60,886	—	—
Receivables:
Investment securities sold	—	329,187	1,038,359
Dividends and interest	537,077	728,775	4,990,352
Capital shares sold	225,253	—	—

Total Assets	252,754,227	200,489,303	1,260,044,832

LIABILITIES
Payables:
Investment securities purchased	264,578	346,348	1,670,052
Collateral for securities on loan (Note 5)	6,425,247	3,414,275	6,468,703
Securities related to in-kind transactions (Note 4)	—	—	167,382
Investment advisory fees (Note 2)	102,351	79,452	660,921

Total Liabilities	6,792,176	3,840,075	8,967,058

NET ASSETS	$245,962,051	$196,649,228	$1,251,077,774

Net assets consist of:
Paid-in capital	$217,998,075	$218,053,208	$1,627,717,447
Undistributed (distributions in excess of) net investment income	(84,464)	(6,855,531)	7,230,876
Accumulated net realized loss	(16,930,545)	(32,950,022)	(230,774,068)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	44,978,985	18,401,573	(153,096,481)

NET ASSETS	$245,962,051	$196,649,228	$1,251,077,774

Shares outstanding[c]	5,300,000	5,200,000	31,500,000

Net asset value per share	$46.41	$37.82	$39.72

[a]	Securities on loan with values of $6,128,963, $3,215,475 and $5,693,284, respectively. See Note 5.
[b]	Cost of foreign currency: $127,857, $201,006 and $3,550,754, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

40	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2013

	iShares S&P Latin America 40 Index Fund	iShares S&P/TOPIX 150 Index Fund	iShares S&P Emerging Markets Infrastructure Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$1,685,178,234	$88,257,287	$126,141,366
Affiliated (Note 2)	179,732,738	309,415	1,038,927

Total cost of investments	$1,864,910,972	$88,566,702	$127,180,293

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,463,855,866	$68,737,033	$140,315,111
Affiliated (Note 2)	179,732,738	309,415	1,038,927

Total fair value of investments	1,643,588,604	69,046,448	141,354,038
Foreign currency, at value[b]	1,579,560	128,210	67,132
Cash	248	—	—
Receivables:
Investment securities sold	1,442,672	—	—
Dividends and interest	6,710,381	569,856	450,843

Total Assets	1,653,321,465	69,744,514	141,872,013

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	177,202,792	306,951	947,700
Capital shares redeemed	1,491,407	—	—
Investment advisory fees (Note 2)	642,480	29,047	89,886

Total Liabilities	179,336,679	335,998	1,037,586

NET ASSETS	$1,473,984,786	$69,408,516	$140,834,427

Net assets consist of:
Paid-in capital	$2,157,079,714	$105,702,869	$134,168,349
Undistributed net investment income	5,018,547	226,511	—
Accumulated net realized loss	(466,784,956)	(17,002,393)	(7,507,350)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(221,328,519)	(19,518,471)	14,173,428

NET ASSETS	$1,473,984,786	$69,408,516	$140,834,427

Shares outstanding[c]	33,750,000	1,500,000	3,950,000

Net asset value per share	$43.67	$46.27	$35.65

[a]	Securities on loan with values of $169,870,035, $280,669 and $872,086, respectively. See Note 5.
[b]	Cost of foreign currency: $1,579,199, $127,940 and $67,449, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	41

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2013

	iShares S&P Asia 50 Index Fund	iShares S&P Developed ex-U.S. Property Index Fund	iShares S&P Europe 350 Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$5,007,753	$6,122,960	$37,958,438
Interest — unaffiliated	—	—	7,088
Interest — affiliated (Note 2)	186	171	359
Securities lending income — affiliated (Note 2)	28,893	27,364	123,998

Total investment income	5,036,832	6,150,495	38,089,883

EXPENSES
Investment advisory fees (Note 2)	1,031,831	803,119	6,356,172

Total expenses	1,031,831	803,119	6,356,172

Net investment income	4,005,001	5,347,376	31,733,711

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	1,231,093	(5,369,309)	(32,902,179)
In-kind redemptions — unaffiliated	—	12,910,489	17,533,989
Foreign currency transactions	(5,816)	(57,868)	(216,323)

Net realized gain (loss)	1,225,277	7,483,312	(15,584,513)

Net change in unrealized appreciation/depreciation on:
Investments	6,260,652	29,999,989	84,377,309
Translation of assets and liabilities in foreign currencies	(23,122)	(1,463)	(109,647)

Net change in unrealized appreciation/depreciation	6,237,530	29,998,526	84,267,662

Net realized and unrealized gain	7,462,807	37,481,838	68,683,149

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,467,808	$42,829,214	$100,416,860

[a]	Net of foreign withholding tax of $596,151, $487,546 and $3,584,864, respectively.

See notes to financial statements.

42	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2013

	iShares S&P Latin America 40 Index Fund	iShares S&P/TOPIX 150 Index Fund	iShares S&P Emerging Markets Infrastructure Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$50,283,660	$1,513,625	$4,642,408
Interest — affiliated (Note 2)	1,809	23	129
Securities lending income — affiliated (Note 2)	1,032,128	29,222	7,623

Total investment income	51,317,597	1,542,870	4,650,160

EXPENSES
Investment advisory fees (Note 2)	8,275,232	351,046	942,779

Total expenses	8,275,232	351,046	942,779
Less investment advisory fees waived (Note 2)	—	—	(2,563)

Net expenses	8,275,232	351,046	940,216

Net investment income	43,042,365	1,191,824	3,709,944

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(63,224,464)	(3,952,154)	(2,681,109)
Investments — affiliated (Note 2)	—	—	(12,343)
In-kind redemptions — unaffiliated	23,785,622	(1,357,277)	2,174,605
In-kind redemptions — affiliated (Note 2)	—	—	369,255
Foreign currency transactions	(259,420)	(18,166)	3,185

Net realized loss	(39,698,262)	(5,327,597)	(146,407)

Net change in unrealized appreciation/depreciation on:
Investments	(145,586,748)	8,556,659	10,143,018
Translation of assets and liabilities in foreign currencies	5,836	(2,389)	1,781

Net change in unrealized appreciation/depreciation	(145,580,912)	8,554,270	10,144,799

Net realized and unrealized gain (loss)	(185,279,174)	3,226,673	9,998,392

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(142,236,809)	$4,418,497	$13,708,336

[a]	Net of foreign withholding tax of $3,980,016, $114,194 and $309,729, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P Asia 50 Index Fund		iShares S&P Developed ex-U.S. Property Index Fund
	Year ended March 31, 2013	Year ended March 31, 2012	Year ended March 31, 2013	Year ended March 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,005,001	$5,171,485	$5,347,376	$4,654,869
Net realized gain (loss)	1,225,277	(4,874,221)	7,483,312	(4,099,364)
Net change in unrealized appreciation/depreciation	6,237,530	(13,235,749)	29,998,526	(7,091,812)

Net increase (decrease) in net assets resulting from operations	11,467,808	(12,938,485)	42,829,214	(6,536,307)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,158,671)	(5,465,347)	(11,164,868)	(4,781,164)
Return of capital	—	—	—	(317,020)

Total distributions to shareholders	(4,158,671)	(5,465,347)	(11,164,868)	(5,098,184)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	37,634,159	—	95,757,211	3,414,143
Cost of shares redeemed	—	(19,760,647)	(59,727,241)	(9,368,521)

Net increase (decrease) in net assets from capital share transactions	37,634,159	(19,760,647)	36,029,970	(5,954,378)

INCREASE (DECREASE) IN NET ASSETS	44,943,296	(38,164,479)	67,694,316	(17,588,869)

NET ASSETS
Beginning of year	201,018,755	239,183,234	128,954,912	146,543,781

End of year	$245,962,051	$201,018,755	$196,649,228	$128,954,912

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(84,464)	$75,022	$(6,855,531)	$(3,268,177)

SHARES ISSUED AND REDEEMED
Shares sold	800,000	—	2,800,000	100,000
Shares redeemed	—	(500,000)	(1,700,000)	(300,000)

Net increase (decrease) in shares outstanding	800,000	(500,000)	1,100,000	(200,000)

See notes to financial statements.

44	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Europe 350 Index Fund		iShares S&P Latin America 40 Index Fund
	Year ended March 31, 2013	Year ended March 31, 2012	Year ended March 31, 2013	Year ended March 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$31,733,711	$39,706,451	$43,042,365	$56,260,088
Net realized loss	(15,584,513)	(18,049,853)	(39,698,262)	(184,734,826)
Net change in unrealized appreciation/depreciation	84,267,662	(147,925,158)	(145,580,912)	(105,637,214)

Net increase (decrease) in net assets resulting from operations	100,416,860	(126,268,560)	(142,236,809)	(234,111,952)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(31,380,966)	(38,912,773)	(43,353,719)	(59,181,645)

Total distributions to shareholders	(31,380,966)	(38,912,773)	(43,353,719)	(59,181,645)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	280,843,031	189,403,045	22,685,492	337,393,004
Cost of shares redeemed	(134,993,273)	(331,099,176)	(461,198,862)	(618,531,008)

Net increase (decrease) in net assets from capital share transactions	145,849,758	(141,696,131)	(438,513,370)	(281,138,004)

INCREASE (DECREASE) IN NET ASSETS	214,885,652	(306,877,464)	(624,103,898)	(574,431,601)

NET ASSETS
Beginning of year	1,036,192,122	1,343,069,586	2,098,088,684	2,672,520,285

End of year	$1,251,077,774	$1,036,192,122	$1,473,984,786	$2,098,088,684

Undistributed net investment income included in net assets at end of year	$7,230,876	$7,023,079	$5,018,547	$5,589,321

SHARES ISSUED AND REDEEMED
Shares sold	7,400,000	5,000,000	500,000	7,500,000
Shares redeemed	(3,700,000)	(9,400,000)	(10,750,000)	(13,250,000)

Net increase (decrease) in shares outstanding	3,700,000	(4,400,000)	(10,250,000)	(5,750,000)

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P/TOPIX 150 Index Fund		iShares S&P Emerging Markets Infrastructure Index Fund
	Year ended March 31, 2013	Year ended March 31, 2012	Year ended March 31, 2013	Year ended March 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,191,824	$1,569,819	$3,709,944	$3,826,114
Net realized gain (loss)	(5,327,597)	(5,173,972)	(146,407)	153,786
Net change in unrealized appreciation/depreciation	8,554,270	367,650	10,144,799	(14,528,176)

Net increase (decrease) in net assets resulting from operations	4,418,497	(3,236,503)	13,708,336	(10,548,276)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,559,140)	(1,926,490)	(3,918,229)	(3,902,484)

Total distributions to shareholders	(1,559,140)	(1,926,490)	(3,918,229)	(3,902,484)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	—	21,415,579	20,838,218
Cost of shares redeemed	(12,468,011)	(24,180,960)	(9,732,578)	(26,620,084)

Net increase (decrease) in net assets from capital share transactions	(12,468,011)	(24,180,960)	11,683,001	(5,781,866)

INCREASE (DECREASE) IN NET ASSETS	(9,608,654)	(29,343,953)	21,473,108	(20,232,626)

NET ASSETS
Beginning of year	79,017,170	108,361,123	119,361,319	139,593,945

End of year	$69,408,516	$79,017,170	$140,834,427	$119,361,319

Undistributed net investment income included in net assets at end of year	$226,511	$589,830	$—	$10,341

SHARES ISSUED AND REDEEMED
Shares sold	—	—	650,000	600,000
Shares redeemed	(300,000)	(600,000)	(300,000)	(900,000)

Net increase (decrease) in shares outstanding	(300,000)	(600,000)	350,000	(300,000)

See notes to financial statements.

46	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Asia 50 Index Fund
	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009
Net asset value, beginning of year	$44.67	$47.84	$40.06	$25.26	$43.04

Income from investment operations:
Net investment income[a]	0.86	1.09	0.76	0.56	0.83
Net realized and unrealized gain (loss)[b]	1.78	(3.10)	7.75	14.74	(17.91)

Total from investment operations	2.64	(2.01)	8.51	15.30	(17.08)

Less distributions from:
Net investment income	(0.90)	(1.16)	(0.73)	(0.50)	(0.70)

Total distributions	(0.90)	(1.16)	(0.73)	(0.50)	(0.70)

Net asset value, end of year	$46.41	$44.67	$47.84	$40.06	$25.26

Total return	5.72%[c]	(3.92)%	21.53%	60.92%	(39.92)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$245,962	$201,019	$239,183	$144,211	$42,947
Ratio of expenses to average net assets[d]	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	1.94%	2.49%	1.77%	1.53%	2.70%
Portfolio turnover rate[e]	11%	8%	7%	7%	36%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	The total return presented is calculated using the ending net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year-ended March 31, 2013). For financial reporting purposes, the Fund’s investments are fair valued as of the reporting date which takes into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return for the year-ended March 31, 2013, calculated for financial reporting purposes, is 6.02%.
[d]	Ratios for the years ended March 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentations of foreign taxes.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the years ended March 31, 2013, March 31, 2012, March 31, 2011, March 31, 2010 and March 31, 2009 were 11%, 8%, 7%, 6% and 7%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	47

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Developed ex-U.S. Property Index Fund
	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009
Net asset value, beginning of year	$31.45	$34.08	$30.79	$19.03	$44.07

Income from investment operations:
Net investment income[a]	1.09	1.09	1.14	0.96	1.19
Net realized and unrealized gain (loss)[b]	7.28	(2.52)	4.00	12.36	(25.11)

Total from investment operations	8.37	(1.43)	5.14	13.32	(23.92)

Less distributions from:
Net investment income	(2.00)	(1.13)	(1.85)	(1.38)	(1.12)
Return of capital	—	(0.07)	—	(0.18)	—

Total distributions	(2.00)	(1.20)	(1.85)	(1.56)	(1.12)

Net asset value, end of year	$37.82	$31.45	$34.08	$30.79	$19.03

Total return	27.79%[c]	(3.96)%	17.21%	70.62%	(55.14)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$196,649	$128,955	$146,544	$107,771	$49,472
Ratio of expenses to average net assets	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	3.20%	3.47%	3.57%	3.32%	4.00%
Portfolio turnover rate[d]	9%	8%	8%	11%	9%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	The total return presented is calculated using the ending net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year-ended March 31, 2013). For financial reporting purposes, the Fund’s investments are fair valued as of the reporting date which takes into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return for the year-ended March 31, 2013, calculated for financial reporting purposes, is 27.45%.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

48	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Europe 350 Index Fund
	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009[a]
Net asset value, beginning of year	$37.27	$41.71	$38.41	$25.58	$52.50

Income from investment operations:
Net investment income[b]	1.11	1.31	0.99	1.00	1.59
Net realized and unrealized gain (loss)[c]	2.53	(4.54)	3.29	12.83	(26.83)

Total from investment operations	3.64	(3.23)	4.28	13.83	(25.24)

Less distributions from:
Net investment income	(1.19)	(1.21)	(0.98)	(1.00)	(1.68)

Total distributions	(1.19)	(1.21)	(0.98)	(1.00)	(1.68)

Net asset value, end of year	$39.72	$37.27	$41.71	$38.41	$25.58

Total return	10.29%	(7.80)%	11.63%	54.79%	(49.34)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,251,078	$1,036,192	$1,343,070	$1,474,809	$1,161,534
Ratio of expenses to average net assets[d]	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	3.00%	3.47%	2.64%	2.84%	4.04%
Portfolio turnover rate[e]	6%	7%	5%	7%	9%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Ratios for the years ended March 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	49

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Latin America 40 Index Fund
	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009[a]
Net asset value, beginning of year	$47.68	$53.72	$48.22	$25.51	$50.61

Income from investment operations:
Net investment income[b]	1.12	1.30	1.00	1.03	0.91
Net realized and unrealized gain (loss)[c]	(3.99)	(5.94)	5.67	22.43	(24.93)

Total from investment operations	(2.87)	(4.64)	6.67	23.46	(24.02)

Less distributions from:
Net investment income	(1.14)	(1.40)	(1.17)	(0.75)	(1.08)

Total distributions	(1.14)	(1.40)	(1.17)	(0.75)	(1.08)

Net asset value, end of year	$43.67	$47.68	$53.72	$48.22	$25.51

Total return	(5.93)%	(8.46)%	14.18%	92.64%	(47.97)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,473,985	$2,098,089	$2,672,520	$2,700,337	$1,141,791
Ratio of expenses to average net assets[d]	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	2.59%	2.75%	2.03%	2.48%	2.21%
Portfolio turnover rate[e]	11%	22%	6%	11%	12%

[a]	Per share amounts were adjusted to reflect a five-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Ratios for the years ended March 31, 2010 and prior have been recalculated, as necessary, to confirm with the current presentation of foreign taxes.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rate for the year ended March 31, 2013 was 11%. See Note 4.

See notes to financial statements.

50	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P/TOPIX 150 Index Fund
	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009[a]
Net asset value, beginning of year	$43.90	$45.15	$45.54	$33.52	$54.22

Income from investment operations:
Net investment income[b]	0.69	0.73	0.73	0.47	0.60
Net realized and unrealized gain (loss)[c]	2.55	(1.03)	(0.41)	12.08	(20.45)

Total from investment operations	3.24	(0.30)	0.32	12.55	(19.85)

Less distributions from:
Net investment income	(0.87)	(0.95)	(0.71)	(0.53)	(0.85)

Total distributions	(0.87)	(0.95)	(0.71)	(0.53)	(0.85)

Net asset value, end of year	$46.27	$43.90	$45.15	$45.54	$33.52

Total return	7.95%[d]	(0.45)%	0.73%	37.60%	(37.07)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$69,409	$79,017	$108,361	$109,295	$80,437
Ratio of expenses to average net assets	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	1.70%	1.71%	1.64%	1.11%	1.27%
Portfolio turnover rate[e]	6%	4%	6%	8%	3%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	The total return presented is calculated using the ending net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year-ended March 31, 2013). For financial reporting purposes, the Fund’s investments are fair valued as of the reporting date which takes into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return for the year-ended March 31, 2013, calculated for financial reporting purposes, is 7.70%.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	51

Financial Highlights (Continued)

iSHARES® TRUST
(For a share outstanding throughout each period)

	iShares S&P Emerging Markets Infrastructure Index Fund
	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Period from Jun. 16, 2009[a] to Mar. 31, 2010
Net asset value, beginning of period	$33.16	$35.79	$31.10	$24.45

Income from investment operations:
Net investment income[b]	0.98	0.99	0.60	0.77
Net realized and unrealized gain (loss)[c]	2.55	(2.63)	4.99	5.91

Total from investment operations	3.53	(1.64)	5.59	6.68

Less distributions from:
Net investment income	(1.04)	(0.99)	(0.90)	(0.03)

Total distributions	(1.04)	(0.99)	(0.90)	(0.03)

Net asset value, end of period	$35.65	$33.16	$35.79	$31.10

Total return	10.86%[d]	(4.45)%	18.53%	27.32%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$140,834	$119,361	$139,594	$43,534
Ratio of expenses to average net assets[f]	0.75%	0.72%	0.70%	0.71%
Ratio of expenses to average net assets prior to waived fees[f]	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets[f]	2.95%	3.08%	1.87%	3.29%
Portfolio turnover rate[g]	18%	14%	10%	19%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	The total return presented is calculated using the ending net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year-ended March 31, 2013). For financial reporting purposes, the Fund’s investments are fair valued as of the reporting date which takes into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return for the year-ended March 31, 2013, calculated for financial reporting purposes, is 11.02%.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rate for the year ended March 31, 2013 was 18%. See note 4.

See notes to financial statements.

52	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Index Fund	Diversification Classification
S&P Asia 50	Non-diversified
S&P Developed ex-U.S. Property	Diversified
S&P Europe 350	Diversified
S&P Latin America 40	Non-diversified
S&P/TOPIX 150	Diversified
S&P Emerging Markets Infrastructure	Non-diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS	53

Notes to Financial Statements (Continued)

iSHARES® TRUST

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

54	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of March 31, 2013. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3		Total

S&P Asia 50
Assets:
Common Stocks	$245,221,810	$—	$—		$245,221,810
Money Market Funds	6,581,024	—	—		6,581,024

	$251,802,834	$—	$—		$251,802,834

S&P Developed ex-U.S. Property
Assets:
Common Stocks	$195,075,091	$—	$2		$195,075,093
Investment Companies	720,710	—	26		720,736
Warrants	—	—	0	[a]	0	[a]
Money Market Funds	3,434,060	—	—		3,434,060

	$199,229,861	$—	$28		$199,229,889

S&P Europe 350
Assets:
Common Stocks	$1,233,631,065	$—	$3		$1,233,631,068
Preferred Stocks	10,099,225	—	—		10,099,225
Rights	53,169	—	—		53,169
Money Market Funds	6,683,570	—	—		6,683,570

	$1,250,467,029	$—	$3		$1,250,467,032

S&P Latin America 40
Assets:
Common Stocks	$833,125,550	$—	$—		$833,125,550
Preferred Stocks	630,730,316	—	—		630,730,316
Money Market Funds	179,732,738	—	—		179,732,738

	$1,643,588,604	$—	$—		$1,643,588,604

NOTES TO FINANCIAL STATEMENTS	55

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

S&P/TOPIX 150
Assets:
Common Stocks	$68,737,033	$—	$—	$68,737,033
Money Market Funds	309,415	—	—	309,415

	$69,046,448	$—	$—	$69,046,448

S&P Emerging Markets Infrastructure
Assets:
Common Stocks	$134,630,808	$—	$—	$134,630,808
Preferred Stocks	5,684,303	—	—	5,684,303
Money Market Funds	1,038,927	—	—	1,038,927

	$141,354,038	$—	$—	$141,354,038

[a]	Rounds to less than $1.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of March 31, 2013 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of March 31, 2013, if any, are disclosed in the Funds’ statements of assets and liabilities.

56	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
S&P Asia 50	0.50%
S&P Developed ex-U.S. Property	0.48
S&P Europe 350	0.60
S&P/TOPIX 150	0.50
S&P Emerging Markets Infrastructure	0.75

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements (Continued)

iSHARES® TRUST

Effective June 30, 2012, for its investment advisory services to the iShares S&P Latin America 40 Index Fund, BFA is entitled to an annual investment advisory fee of 0.50% based on the Fund’s allocable portion of the aggregate of the average daily net assets (of the Fund and certain other iShares funds) up to $46 billion, and 0.475% on its allocable portion of the aggregate average daily net assets in excess of $46 billion. Prior to June 30, 2012, for its investment advisory services to the Fund, BFA was entitled to an annual investment advisory fee of 0.50% based on the average daily net assets of the Fund.

BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares S&P Emerging Markets Infrastructure Index Fund through June 30, 2014 in an amount equal to the investment advisory fees payable on the amount of the Fund’s investment in other iShares funds.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. The Funds benefit from a borrower default indemnity provided by BlackRock. As securities lending agent, BTC bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the year ended March 31, 2013, BTC earned securities lending agent fees from the Funds as follows:

iShares Index Fund	Securities Lending Agent Fees
S&P Asia 50	$15,558
S&P Developed ex-U.S. Property	14,735
S&P Europe 350	66,768
S&P Latin America 40	555,761
S&P/TOPIX 150	15,735
S&P Emerging Markets Infrastructure	4,104

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

The iShares S&P Emerging Markets Infrastructure Index Fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s underlying index.

58	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the year ended March 31, 2013, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Shares Held at Beginning of Year	Shares Purchased	Shares Sold	Shares Held at End of Year	Value at End of Year	Dividend Income	Net Realized Gain (Loss)
S&P Emerging Markets Infrastructure
iShares MSCI Malaysia Index Fund	314,352	—	(314,352)	—	$—	$—	$356,912

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2013 were as follows:

iShares Index Fund	Purchases	Sales
S&P Asia 50	$39,632,257	$22,334,504
S&P Developed ex-U.S. Property	15,560,869	21,100,565
S&P Europe 350	58,699,259	58,579,964
S&P Latin America 40	178,453,793	228,683,062
S&P/TOPIX 150	4,098,329	4,372,871
S&P Emerging Markets Infrastructure	34,171,223	23,086,788

In-kind transactions (see Note 4) for the year ended March 31, 2013 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
S&P Asia 50	$20,151,771	$—
S&P Developed ex-U.S. Property	94,492,189	58,812,692
S&P Europe 350	278,721,288	133,451,778
S&P Latin America 40	19,869,118	407,728,130
S&P/TOPIX 150	—	12,373,557
S&P Emerging Markets Infrastructure	9,726,942	9,711,725

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements (Continued)

iSHARES® TRUST

transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of March 31, 2013, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of March 31, 2013 and the value of the related collateral are disclosed in the statements of assets and liabilities. Securities lending income, as disclosed in the statements of operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of March 31, 2013, attributable to passive foreign investment companies, the expiration of capital loss carryforwards,

60	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

distributions paid in excess of taxable income, foreign currency transactions and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares Index Fund	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
S&P Asia 50	$—	$(5,816)	$5,816
S&P Developed ex-U.S. Property	8,191,810	2,230,138	(10,421,948)
S&P Europe 350	8,383,715	(144,948)	(8,238,767)
S&P Latin America 40	(16,107,833)	(259,420)	16,367,253
S&P/TOPIX 150	(2,452,999)	3,997	2,449,002
S&P Emerging Markets Infrastructure	2,332,718	197,944	(2,530,662)

The tax character of distributions paid during the years ended March 31, 2013 and March 31, 2012 was as follows:

iShares Index Fund	2013	2012
S&P Asia 50
Ordinary income	$4,158,671	$5,465,347

S&P Developed ex-U.S. Property
Ordinary income	$11,164,868	$4,781,164
Return of capital	—	317,020

	$11,164,868	$5,098,184

S&P Europe 350
Ordinary income	$31,380,966	$38,912,773

S&P Latin America 40
Ordinary income	$43,353,719	$59,181,645

S&P/TOPIX 150
Ordinary income	$1,559,140	$1,926,490

S&P Emerging Markets Infrastructure
Ordinary income	$3,918,229	$3,902,484

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2013, the tax components of accumulated net earnings (losses) were as follows:

iShares Index Fund	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
S&P Asia 50	$—	$(10,490,343)	$39,312,067	$(857,748)	$27,963,976
S&P Developed ex-U.S. Property	3,742,302	(26,173,613)	1,781,521	(754,190)	(21,403,980)
S&P Europe 350	7,969,248	(191,796,690)	(191,758,127)	(1,054,104)	(376,639,673)
S&P Latin America 40	5,018,547	(439,449,059)	(239,583,539)	(9,080,877)	(683,094,928)
S&P/TOPIX 150	436,288	(16,010,424)	(20,247,553)	(472,664)	(36,294,353)
S&P Emerging Markets Infrastructure	—	(6,390,945)	13,397,617	(340,594)	6,666,078

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.
[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the year ending March 31, 2014.

As of March 31, 2013, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares Index Fund	Non- Expiring [a]	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
S&P Asia 50	$5,010,114	$—	$—	$—	$4,137,780	$114,299	$1,228,150	$10,490,343
S&P Developed ex-U.S. Property	10,993,888	—	—	37,441	1,561,084	8,281,169	5,300,031	26,173,613
S&P Europe 350	42,038,822	—	—	—	47,090,987	70,049,884	32,616,997	191,796,690
S&P Latin America 40	213,158,109	—	233,743	844,965	23,841,805	201,370,437	—	439,449,059
S&P/TOPIX 150	5,650,954	134,303	335,080	1,371,929	1,586,598	3,393,670	3,537,890	16,010,424
S&P Emerging Markets Infrastructure	5,877,053	—	—	—	—	7,454	506,438	6,390,945

[a]	Must be utilized prior to losses subject to expiration.

For the year ended March 31, 2013, the iShares S&P Asia 50 Index Fund utilized $1,583,335 of its capital loss carryforwards.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P Asia 50	$212,475,825	$50,534,545	$(11,207,536)	$39,327,009
S&P Developed ex-U.S. Property	197,446,227	25,711,667	(23,928,005)	1,783,662
S&P Europe 350	1,442,269,739	150,125,259	(341,927,966)	(191,802,707)
S&P Latin America 40	1,883,165,992	179,339,677	(418,917,065)	(239,577,388)
S&P/TOPIX 150	89,295,784	6,099,673	(26,349,009)	(20,249,336)
S&P Emerging Markets Infrastructure	127,956,104	25,464,567	(12,066,633)	13,397,934

62	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Management has reviewed the tax positions as of March 31, 2013, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	63

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares S&P Asia 50 Index Fund, iShares S&P Developed ex-U.S. Property Index Fund, iShares S&P Europe 350 Index Fund, iShares S&P Latin America 40 Index Fund, iShares S&P/TOPIX 150 Index Fund and iShares S&P Emerging Markets Infrastructure Index Fund (the “Funds”), at March 31, 2013, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2013 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2013

64	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

For the fiscal year ended March 31, 2013, the Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code (the “Code”) as follows:

iShares Index Fund	Foreign Source Income Earned	Foreign Taxes Paid
S&P Asia 50	$5,603,904	$596,151
S&P Developed ex-U.S. Property	6,610,506	487,546
S&P Europe 350	41,540,683	3,578,685
S&P Latin America 40	54,263,676	3,979,691
S&P/TOPIX 150	1,627,819	114,194
S&P Emerging Markets Infrastructure	4,952,137	309,194

For corporate shareholders, the percentage of the income dividends paid by iShares S&P Latin America 40 Index Fund during the fiscal year ended March 31, 2013 which qualified for the dividends-received deduction is 5.53%.

Under section 854(b)(2) of the Code, the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2013.

iShares Index Fund	Qualified Dividend Income
S&P Asia 50	$2,443,738
S&P Developed ex-U.S. Property	2,313,458
S&P Europe 350	34,959,651
S&P Latin America 40	45,114,531
S&P/TOPIX 150	1,587,331
S&P Emerging Markets Infrastructure	3,737,866

In February 2014, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2013. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

TAX INFORMATION	65

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
S&P Asia 50	$0.79062	$—	$0.11238	$0.90300	88%	—%	12%		100%
S&P Developed ex-U.S. Property	1.98375	—	0.01150	1.99525	99	—	1		100
S&P Europe 350	1.18767	—	0.00207	1.18974	100	—	0	[a]	100
S&P Latin America 40	0.96964	—	0.16602	1.13566	85	—	15		100
S&P/TOPIX 150	0.72149	—	0.14470	0.86619	83	—	17		100
S&P Emerging Markets Infrastructure	0.74684	—	0.28966	1.03650	72	—	28		100

[a]	Rounds to less than 1%.

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

66	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares S&P Asia 50 Index Fund

Period Covered: January 1, 2008 through March 31, 2013

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 6.0%	9	0.68%
Greater than 5.5% and Less than 6.0%	1	0.08
Greater than 5.0% and Less than 5.5%	1	0.08
Greater than 4.5% and Less than 5.0%	5	0.38
Greater than 4.0% and Less than 4.5%	4	0.30
Greater than 3.5% and Less than 4.0%	10	0.76
Greater than 3.0% and Less than 3.5%	15	1.14
Greater than 2.5% and Less than 3.0%	22	1.67
Greater than 2.0% and Less than 2.5%	29	2.20
Greater than 1.5% and Less than 2.0%	61	4.63
Greater than 1.0% and Less than 1.5%	117	8.88
Greater than 0.5% and Less than 1.0%	209	15.85
Between 0.5% and –0.5%	479	36.33
Less than –0.5% and Greater than –1.0%	148	11.23
Less than –1.0% and Greater than –1.5%	73	5.54
Less than –1.5% and Greater than –2.0%	51	3.87
Less than –2.0% and Greater than –2.5%	29	2.20
Less than –2.5% and Greater than –3.0%	18	1.37
Less than –3.0% and Greater than –3.5%	10	0.76
Less than –3.5% and Greater than –4.0%	8	0.61
Less than –4.0% and Greater than –4.5%	7	0.53
Less than –4.5% and Greater than –5.0%	3	0.23
Less than –5.0% and Greater than –5.5%	2	0.15
Less than –5.5% and Greater than –6.0%	2	0.15
Less than –6.0%	5	0.38

	1,318	100.00%

SUPPLEMENTAL INFORMATION	67

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Developed ex-U.S. Property Index Fund

Period Covered: January 1, 2008 through March 31, 2013

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.5%	6	0.46%
Greater than 4.0% and Less than 4.5%	4	0.30
Greater than 3.5% and Less than 4.0%	5	0.38
Greater than 3.0% and Less than 3.5%	8	0.61
Greater than 2.5% and Less than 3.0%	11	0.83
Greater than 2.0% and Less than 2.5%	23	1.75
Greater than 1.5% and Less than 2.0%	47	3.57
Greater than 1.0% and Less than 1.5%	120	9.10
Greater than 0.5% and Less than 1.0%	281	21.32
Between 0.5% and –0.5%	555	42.10
Less than –0.5% and Greater than –1.0%	126	9.56
Less than –1.0% and Greater than –1.5%	53	4.02
Less than –1.5% and Greater than –2.0%	35	2.66
Less than –2.0% and Greater than –2.5%	13	0.99
Less than –2.5% and Greater than –3.0%	9	0.68
Less than –3.0% and Greater than –3.5%	8	0.61
Less than –3.5% and Greater than –4.0%	5	0.38
Less than –4.0%	9	0.68

	1,318	100.00%

68	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Europe 350 Index Fund

Period Covered: January 1, 2008 through March 31, 2013

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 5.0%	6	0.46%
Greater than 4.5% and Less than 5.0%	2	0.15
Greater than 4.0% and Less than 4.5%	2	0.15
Greater than 3.5% and Less than 4.0%	3	0.23
Greater than 3.0% and Less than 3.5%	3	0.23
Greater than 2.5% and Less than 3.0%	3	0.23
Greater than 2.0% and Less than 2.5%	13	0.99
Greater than 1.5% and Less than 2.0%	22	1.67
Greater than 1.0% and Less than 1.5%	64	4.86
Greater than 0.5% and Less than 1.0%	198	15.01
Between 0.5% and –0.5%	766	58.11
Less than –0.5% and Greater than –1.0%	124	9.41
Less than –1.0% and Greater than –1.5%	55	4.17
Less than –1.5% and Greater than –2.0%	29	2.20
Less than –2.0% and Greater than –2.5%	8	0.61
Less than –2.5% and Greater than –3.0%	11	0.83
Less than –3.0% and Greater than –3.5%	1	0.08
Less than –3.5% and Greater than –4.0%	4	0.30
Less than –4.0% and Greater than –4.5%	1	0.08
Less than –4.5% and Greater than –5.0%	2	0.15
Less than –5.0%	1	0.08

	1,318	100.00%

iShares S&P Latin America 40 Index Fund

Period Covered: January 1, 2008 through March 31, 2013

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0% and Less than 2.5%	1	0.08%
Greater than 1.5% and Less than 2.0%	3	0.23
Greater than 1.0% and Less than 1.5%	6	0.46
Greater than 0.5% and Less than 1.0%	18	1.37
Between 0.5% and –0.5%	1,242	94.22
Less than –0.5% and Greater than –1.0%	37	2.81
Less than –1.0% and Greater than –1.5%	4	0.30
Less than –1.5% and Greater than –2.0%	2	0.15
Less than –2.0% and Greater than –2.5%	3	0.23
Less than –2.5%	2	0.15

	1,318	100.00%

SUPPLEMENTAL INFORMATION	69

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P/TOPIX 150 Index Fund

Period Covered: January 1, 2008 through March 31, 2013

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 6.0%	4	0.30%
Greater than 5.5% and Less than 6.0%	1	0.08
Greater than 5.0% and Less than 5.5%	3	0.23
Greater than 4.5% and Less than 5.0%	3	0.23
Greater than 4.0% and Less than 4.5%	2	0.15
Greater than 3.5% and Less than 4.0%	7	0.53
Greater than 3.0% and Less than 3.5%	4	0.30
Greater than 2.5% and Less than 3.0%	13	0.99
Greater than 2.0% and Less than 2.5%	22	1.67
Greater than 1.5% and Less than 2.0%	48	3.64
Greater than 1.0% and Less than 1.5%	89	6.75
Greater than 0.5% and Less than 1.0%	157	11.91
Between 0.5% and –0.5%	477	36.18
Less than –0.5% and Greater than –1.0%	194	14.71
Less than –1.0% and Greater than –1.5%	122	9.26
Less than –1.5% and Greater than –2.0%	71	5.39
Less than –2.0% and Greater than –2.5%	38	2.88
Less than –2.5% and Greater than –3.0%	22	1.67
Less than –3.0% and Greater than –3.5%	17	1.29
Less than –3.5% and Greater than –4.0%	8	0.61
Less than –4.0% and Greater than –4.5%	6	0.46
Less than –4.5% and Greater than –5.0%	3	0.23
Less than –5.0% and Greater than –5.5%	1	0.08
Less than –5.5% and Greater than –6.0%	1	0.08
Less than –6.0%	5	0.38

	1,318	100.00%

70	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Emerging Markets Infrastructure Index Fund

Period Covered: July 1, 2009 through March 31, 2013

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	1	0.11%
Greater than 2.0% and Less than 2.5%	2	0.21
Greater than 1.5% and Less than 2.0%	1	0.11
Greater than 1.0% and Less than 1.5%	16	1.70
Greater than 0.5% and Less than 1.0%	182	19.32
Between 0.5% and –0.5%	671	71.23
Less than –0.5% and Greater than –1.0%	50	5.31
Less than –1.0% and Greater than –1.5%	13	1.38
Less than –1.5% and Greater than –2.0%	4	0.42
Less than –2.0% and Greater than –2.5%	2	0.21

	942	100.00%

SUPPLEMENTAL INFORMATION	71

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Chief Compliance Officer, Treasurer and Secretary shall each hold office until their successors are chosen and qualified, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not interested persons of the Trust (as defined in the 1940 Act) are referred to as Independent Trustees.

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee of iShares Trust also serves as a Director of iShares, Inc., a Director of iShares MSCI Russia Capped Index Fund, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 287 funds (as of March 31, 2013) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees and Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert S. Kapito[a] (56)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of BlackRock, Inc. (since 2007); Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

Michael Latham[b] (47)	Trustee (since 2010); President (since 2007).	Chairman of iShares, BlackRock (since 2011); Global Chief Executive Officer of iShares, BlackRock (2010-2011); Managing Director, BlackRock (since 2009); Head of Americas iShares, Barclays Global Investors (“BGI”) (2007-2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005-2009); Chief Operating Officer of the Intermediary Investor and Exchange-Traded Products Business, BGI (2003-2007).	Director of iShares, Inc. (since 2010); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

72	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert H. Silver (57)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Paine Webber Inc.) (2003-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Independent Chairman of iShares, Inc., iShares MSCI Russia Capped Index Fund, Inc. and iShares U.S. ETF Trust (since 2012).

Cecilia H. Herbert (64)	Trustee (since 2005); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).	Trustee and Member (since 2011) of the Investment Committee, WNET, the New York public broadcasting company; Director (since 1998) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010), the Thacher School; Member (since 1994) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco.	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (69)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

TRUSTEE AND OFFICER INFORMATION	73

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
John E. Kerrigan (57)	Trustee (since 2005); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

John E. Martinez (51)	Trustee (since 2003); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

George G.C. Parker (74)	Trustee (since 2000).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University Graduate School of Business (Professor since 1973; Emeritus since 2006).

Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped Index Fund, Inc. (since

2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Madhav V. Rajan (48)	Trustee (since 2011); 15(c) Committee Chair (since 2012).	Robert K. Jaedicke Professor of Accounting and Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Visiting Professor, University of Chicago (2007-2008).	Director of iShares, Inc. (since 2011); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

74	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years
Edward B. Baer (44)	Vice President and Chief Legal Officer (since 2012).	Managing Director of Legal & Compliance, BlackRock (since 2006); Director of Legal & Compliance, BlackRock (2004-2006).

Eilleen M. Clavere (60)	Secretary (since 2007).	Director of Global Fund Administration, BlackRock (since 2009); Director of Legal Administration of Intermediary Investor Business, BGI (2006-2009); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel of Kirkpatrick & Lockhart LLP (2001-2005).

Jack Gee (53)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Scott Radell (44)	Executive Vice President (since 2012).	Managing Director, BlackRock (since 2009); Head of Portfolio Solutions, BlackRock (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (50)	Executive Vice President (since 2007).	Senior Managing Director, BlackRock (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (49)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Head of Strategic Product Initiatives for iShares (since 2012); Chief Legal Officer, Exchange-Traded Fund Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

TRUSTEE AND OFFICER INFORMATION	75

Notes:

76	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	77

Notes:

78	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

Certain financial information required by regulations or listing exchange rules in jurisdictions outside the U.S. in which iShares Funds are cross-listed may be publicly filed in those jurisdictions. This information is available upon request by calling 1-800-474-2737.

©2013 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

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iS-AR-34-0313

MARCH 31, 2013

2013 ANNUAL REPORT

iShares Trust

➢	iShares Russell Top 200 Index Fund | IWL | NYSE Arca
➢	iShares Russell Top 200 Growth Index Fund | IWY | NYSE Arca
➢	iShares Russell Top 200 Value Index Fund | IWX | NYSE Arca
➢	iShares Russell 1000 Index Fund | IWB | NYSE Arca
➢	iShares Russell 1000 Growth Index Fund | IWF | NYSE Arca
➢	iShares Russell 1000 Value Index Fund | IWD | NYSE Arca
➢	iShares Russell 2000 Index Fund | IWM | NYSE Arca
➢	iShares Russell 2000 Growth Index Fund | IWO | NYSE Arca
➢	iShares Russell 2000 Value Index Fund | IWN | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

DOMESTIC MARKET OVERVIEW

Equities delivered solid performance for the 12-month reporting period ended March 31, 2013 (the “reporting period”), with the S&P 500 and the Dow Jones Industrial Average finishing the reporting period at record highs, and the Dow Jones Industrial Average finally erasing losses incurred since October 2007. The technology-heavy NASDAQ achieved more moderate results due to challenges in the technology sector, although its returns were positive during the reporting period.

Stocks benefited from improved economic data, including a decline in the unemployment rate to 7.6% in March 2013, stronger consumer spending levels, and improvement in the housing industry. As the housing recovery appeared to gain traction, acceleration in new-home building fueled growth in the construction sector. Permits for new home construction climbed 4.6% in February 2013, the largest increase since June 2008. Resales of homes, meanwhile, reached their highest levels in three years in the first quarter of 2013. Corporate profit growth also remained stable, with after-tax profits growing 2.3% in the fourth quarter of 2012. The successful aversion of the fiscal cliff at the end of 2012 also contributed to investor optimism. Despite government spending cuts and higher taxes in 2013, retail sales rose 1.1% in February 2013.

A continuation of the Federal Reserve’s “easy-money” policy benefited equity markets, as the low-interest rate environment made alternatives such as Treasury bonds less attractive to investors when compared to equities. In March 2013, the Federal Reserve reinforced its plan to keep short-term interest rates at low levels until unemployment levels fall to 6.5%.

Investors dismissed some negative news, though. Economic growth slowed in the fourth quarter of 2012, growing by only 0.4% compared with 3.1% growth for the third quarter of 2012. The Conference Board’s consumer confidence index sank to 59.7 in March 2013, from a downwardly revised 68.0 in February 2013. Apparent cooling in the manufacturing sector was illustrated by the Institute for Supply Management’s index of national factory activity, which dropped to 51.3 in March 2013 from 54.2 in the previous month. Investors also seemed unfazed by uncertainty about the federal budget, with the potential fiscal cliff that was averted, as well as ongoing discussions of debt ceilings and sequester cuts. The automatic spending cuts are set to reduce government agency budgets by $85 billion in the period from March 2, 2013 to October 1, 2013.

Concerns surrounding economic conditions in Europe resurfaced during the reporting period, as Spain released disappointing economic data and unemployment levels in Germany rose. In the first quarter of 2013, an economic crisis on the island of Cyprus drove concerns about the health of the European financial system, although the announcement of a bailout plan temporarily alleviated worries. Despite the negative news from Europe, though, the overall effect of a weak European landscape was higher asset flows from Europe into U.S. markets, benefiting domestic equity markets.

For the reporting period, small-capitalization stocks outperformed large-capitalization stocks but underperformed mid-capitalization stocks, as measured by the S&P and Russell Indices. Value-oriented stocks outpaced growth stocks across all market capitalizations. The relative performance of value stocks may have been attributable in part to the tax implications of holding dividend-paying stocks, which tend to be associated with value-oriented stocks. Uncertainty existed for much of 2012 surrounding future tax rates, but in the first quarter of 2013, investors were able to invest in dividend-paying stocks with future clarity regarding their tax consequences. Large-capitalization growth stocks represented the poorest-performing segment of the broad U.S. equity market, although they still achieved solid returns.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® RUSSELL TOP 200 INDEX FUND

Performance as of March 31, 2013

Average Annual Total Returns						Cumulative Total Returns
Year Ended 3/31/13			Inception to 3/31/13			Inception to 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
12.99%	12.93%	13.20%	13.01%	12.98%	13.22%	53.87%	53.74%	54.88%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 9/22/09. The first day of secondary market trading was 9/25/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,089.10	$0.78	$1,000.00	$1,024.20	$0.76	0.15%

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 24 for more information.

6	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL TOP 200 INDEX FUND

The iShares Russell Top 200 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Top 200® Index (the “Index”). The Index is a float-adjusted capitalization-weighted index that measures the performance of the largest capitalization sector of the U.S. equity market and includes securities issued by the approximately 200 largest issuers in the Russell 3000® Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2013, the total return for the Fund was 12.99%, net of fees, while the total return for the Index was 13.20%.

As discussed in the market overview, equities experienced solid gains for the reporting period, with broad domestic equity indices reaching record highs. The Index reflected the equity market strength that characterized the 12-month reporting period. Consistent with overall market performance, the Index delivered sound results, but lagged the performance of small- and mid-capitalization equity indices.

In terms of sector returns, nine of the ten major sectors contributed positively to Index performance for the reporting period, with typically value-oriented sectors generally outpacing growth-oriented sectors. The value-oriented health care sector, which accounted for about 13% of the Index and experienced the largest absolute gains at about 27%, was the largest sector contributor to Index returns. Consumer-based sectors performed well, as the consumer staples, also a value-oriented sector, contributed meaningfully to Index gains, as did the typically growth-oriented consumer discretionary sector. Financials, representing 14% of the Index on average, contributed meaningfully. The growth-oriented information technology sector, which comprised an average of 21% of the Index, detracted for the reporting period.

PORTFOLIO ALLOCATION

As of 3/31/13

Sector*	Percentage of Net Assets

Consumer Non-Cyclical	23.19%
Financial	15.83
Technology	13.56
Communications	12.67
Energy	11.35
Industrial	10.08
Consumer Cyclical	7.87
Basic Materials	2.77
Utilities	2.52
Short-Term and Other Net Assets	0.16

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/13

Security	Percentage of Net Assets

Exxon Mobil Corp.	3.77%
Apple Inc.	3.70
General Electric Co.	2.19
Chevron Corp.	2.10
International Business Machines Corp.	2.08
Johnson & Johnson	2.00
Pfizer Inc.	1.94
Microsoft Corp.	1.93
Procter & Gamble Co. (The)	1.89
Google Inc. Class A	1.84

TOTAL	23.44%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® RUSSELL TOP 200 GROWTH INDEX FUND

Performance as of March 31, 2013

Average Annual Total Returns						Cumulative Total Returns
Year Ended 3/31/13			Inception to 3/31/13			Inception to 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
8.82%	8.73%	9.06%	13.97%	13.96%	14.22%	58.54%	58.45%	59.75%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 9/22/09. The first day of secondary market trading was 9/25/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,059.10	$1.03	$1,000.00	$1,023.90	$1.01	0.20%

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 24 for more information.

8	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL TOP 200 GROWTH INDEX FUND

The iShares Russell Top 200 Growth Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Top 200® Growth Index (the “Index”). The Index is a style factor weighted index that measures the performance of equity securities of Russell Top 200® Index issuers with relatively higher price-to-book ratios and higher forecasted growth. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2013, the total return for the Fund was 8.82%, net of fees, while the total return for the Index was 9.06%.

As discussed in the market overview, equities experienced solid gains for the reporting period, with broad domestic equity indices reaching record highs. The Index reflected the equity market strength that characterized the 12-month reporting period, achieving sound results for the reporting period, but lagged the performance of value-oriented stocks.

In terms of sector returns, seven of the ten major sectors contributed positively to Index performance for the reporting period. The largest contributor to Index returns by far was the health care sector, which also generated the highest absolute sector returns and comprised an average of 11% of the Index during the reporting period. The consumer discretionary and consumer staples sectors both achieved solid gains and added meaningfully to Index returns, reflecting the increase in consumer spending during the reporting period. Telecommunications services generated the largest absolute returns, but, at only 1% of the Index on average, the sector’s contribution to Index performance was modest. Information technology, the largest sector by far at an average of 36% of the Index, detracted meaningfully from Index returns.

PORTFOLIO ALLOCATION

As of 3/31/13

Sector*	Percentage of Net Assets

Consumer Non-Cyclical	26.52%
Technology	25.31
Communications	14.16
Industrial	11.85
Consumer Cyclical	10.33
Financial	5.09
Energy	3.59
Basic Materials	2.96
Short-Term and Other Net Assets	0.19

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/13

Security	Percentage of Net Assets

Apple Inc.	7.54%
International Business Machines Corp.	4.24
Microsoft Corp.	3.92
Google Inc. Class A	3.75
Coca-Cola Co. (The)	2.86
Philip Morris International Inc.	2.65
Verizon Communications Inc.	2.55
PepsiCo Inc.	2.26
Oracle Corp.	2.25
QUALCOMM Inc.	2.09

TOTAL	34.11%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® RUSSELL TOP 200 VALUE INDEX FUND

Performance as of March 31, 2013

Average Annual Total Returns						Cumulative Total Returns
Year Ended 3/31/13			Inception to 3/31/13			Inception to 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
17.19%	17.19%	17.49%	11.95%	11.94%	12.20%	48.82%	48.78%	49.99%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 9/22/09. The first day of secondary market trading was 9/25/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,118.10	$1.06	$1,000.00	$1,023.90	$1.01	0.20%

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 24 for more information.

10	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL TOP 200 VALUE INDEX FUND

The iShares Russell Top 200 Value Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Top 200® Value Index (the “Index”). The Index is a style factor weighted index that measures the performance of equity securities of Russell Top 200® Index issuers with relatively lower price-to-book ratios and lower forecasted growth. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2013, the total return for the Fund was 17.19%, net of fees, while the total return for the Index was 17.49%.

As discussed in the market overview, equities experienced solid gains for the reporting period, with broad domestic equity indices reaching record highs. The Index reflected the equity market strength that characterized the 12-month reporting period, delivering substantial gains for the reporting period, and outpacing the performance of growth-oriented stocks.

In terms of sector returns, nine of the ten major sectors contributed positively to Index performance for the reporting period. The largest contributor to Index returns was the financials sector, which was also the largest sector at an average of 25% of the Index during the reporting period. The health care sector, which comprised an average of 14% of the Index, also added meaningfully. The consumer discretionary and consumer staples sectors both achieved solid gains and added to Index returns, reflecting the increase in consumer spending during the reporting period. The materials sector registered the smallest absolute return of all sectors in the Index, and comprised only 3% of the Index on average during the reporting period, resulting in a slight contribution to Index returns. The information technology sector detracted slightly from Index returns.

PORTFOLIO ALLOCATION

As of 3/31/13

Sector*	Percentage of Net Assets

Financial	26.18%
Consumer Non-Cyclical	19.98
Energy	18.82
Communications	11.24
Industrial	8.35
Consumer Cyclical	5.49
Utilities	4.96
Basic Materials	2.58
Technology	2.22
Short-Term and Other Net Assets	0.18

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/13

Security	Percentage of Net Assets

Exxon Mobil Corp.	7.41%
General Electric Co.	4.31
Chevron Corp.	4.12
Pfizer Inc.	3.80
AT&T Inc.	3.54
Procter & Gamble Co. (The)	3.44
Berkshire Hathaway Inc. Class B	3.26
Wells Fargo & Co.	3.18
J.P. Morgan Chase & Co.	3.18
Johnson & Johnson	3.05

TOTAL	39.29%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® RUSSELL 1000 INDEX FUND

Performance as of March 31, 2013

Average Annual Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Ten Years Ended 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
14.30%	14.26%	14.43%	6.05%	6.05%	6.15%	8.85%	8.86%	8.97%

Cumulative Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Ten Years Ended 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
14.30%	14.26%	14.43%	34.16%	34.17%	34.79%	133.46%	133.63%	136.07%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,110.20	$0.79	$1,000.00	$1,024.20	$0.76	0.15%

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 24 for more information.

12	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

The iShares Russell 1000 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000® Index (the “Index”). The Index is a float-adjusted capitalization-weighted index that measures the performance of the large-capitalization sector of the U.S. equity market and includes securities issued by the approximately 1,000 largest issuers in the Russell 3000® Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2013, the total return for the Fund was 14.30%, net of fees, while the total return for the Index was 14.43%.

As discussed in the market overview, equities experienced solid gains for the reporting period, with broad domestic equity indices reaching record highs. The Index reflected the equity market strength that characterized the 12-month reporting period, delivering sound returns for the reporting period.

In terms of sector returns, nine of the ten major sectors contributed positively to Index performance, with traditionally value-oriented sectors generally outpacing growth-oriented sectors. The value-oriented health care sector, which accounted for 12% of the Index on average and experienced overall gains of roughly 26%, was the largest sector contributor to Index returns. Reflecting increased consumer spending during the reporting period, consumer-based sectors performed well: the consumer staples, a value-oriented sector, contributed meaningfully to Index gains, as did the typically growth-oriented consumer discretionary sector. Financials, which comprised an average of 16% of the index, also added significantly to results. The growth-oriented information technology sector declined modestly for the reporting period. Though it was the largest sector, representing an average of 19% of the Index during the reporting period, its decline had only a slight negative impact on Index returns.

PORTFOLIO ALLOCATION

As of 3/31/13

Sector*	Percentage of Net Assets

Consumer Non-Cyclical	21.67%
Financial	16.92
Technology	12.19
Communications	11.16
Industrial	10.85
Energy	10.23
Consumer Cyclical	9.89
Utilities	3.46
Basic Materials	3.33
Diversified	0.06
Short-Term and Other Net Assets	0.24

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/13

Security	Percentage of Net Assets

Exxon Mobil Corp.	2.63%
Apple Inc.	2.58
General Electric Co.	1.53
Chevron Corp.	1.46
International Business Machines Corp.	1.45
Johnson & Johnson	1.40
Pfizer Inc.	1.35
Microsoft Corp.	1.34
Procter & Gamble Co. (The)	1.32
Google Inc. Class A	1.28

TOTAL	16.34%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

Performance as of March 31, 2013

Average Annual Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Ten Years Ended 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
9.89%	9.86%	10.09%	7.12%	7.11%	7.30%	8.43%	8.44%	8.62%

Cumulative Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Ten Years Ended 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
9.89%	9.86%	10.09%	41.05%	40.98%	42.24%	124.61%	124.75%	128.66%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,080.00	$1.04	$1,000.00	$1,023.90	$1.01	0.20%

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 24 for more information.

14	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

The iShares Russell 1000 Growth Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000® Growth Index (the “Index”). The Index measures the performance of equity securities of Russell 1000® Index issuers with relatively higher price-to-book ratios and higher forecasted growth. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2013, the total return for the Fund was 9.89%, net of fees, while the total return for the Index was 10.09%.

As discussed in the market overview, equities experienced solid gains for the reporting period, with broad domestic equity indices reaching record highs. The Index reflected the equity market strength that characterized the 12-month reporting period, delivering sound returns for the reporting period, but lagged the performance of value-oriented stocks.

In terms of sector returns, nine of the ten major sectors contributed positively to Index performance for the reporting period. The largest contributor to Index returns was the health care sector, which also generated the highest absolute sector returns and comprised an average of 12% of the Index during the reporting period. The consumer discretionary and consumer staples sectors both achieved solid gains and added meaningfully to Index returns, reflecting the rise in consumer spending during the reporting period. The industrials sector contributed significantly, benefiting from increased industrial activity. Telecommunications services generated substantial returns, but, at only 2% of the Index on average, the sector’s contribution to Index performance was modest. Information technology, the largest sector at an average of 31% of the Index, detracted from Index returns.

PORTFOLIO ALLOCATION

As of 3/31/13

Sector*	Percentage of Net Assets

Consumer Non-Cyclical	25.77%
Technology	21.28
Consumer Cyclical	13.58
Communications	13.21
Industrial	12.46
Financial	5.57
Energy	4.31
Basic Materials	3.56
Utilities	0.08
Diversified	0.02
Short-Term and Other Net Assets	0.16

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/13

Security	Percentage of Net Assets

Apple Inc.	5.36%
International Business Machines Corp.	3.01
Microsoft Corp.	2.79
Google Inc. Class A	2.66
Coca-Cola Co. (The)	2.04
Philip Morris International Inc.	1.88
Verizon Communications Inc.	1.81
PepsiCo Inc.	1.60
Oracle Corp.	1.60
QUALCOMM Inc.	1.49

TOTAL	24.24%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance

iSHARES® RUSSELL 1000 VALUE INDEX FUND

Performance as of March 31, 2013

Average Annual Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Ten Years Ended 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
18.52%	18.50%	18.77%	4.72%	4.71%	4.85%	9.02%	9.01%	9.18%

Cumulative Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Ten Years Ended 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
18.52%	18.50%	18.77%	25.92%	25.89%	26.72%	137.09%	136.94%	140.61%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,138.80	$1.07	$1,000.00	$1,023.90	$1.01	0.20%

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 24 for more information.

16	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

The iShares Russell 1000 Value Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000® Value Index (the “Index”). The Index measures the performance of equity securities of Russell 1000® Index issuers with relatively lower price-to-book ratios and lower forecasted growth. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2013, the total return for the Fund was 18.52%, net of fees, while the total return for the Index was 18.77%.

As discussed in the market overview, equities experienced solid gains for the reporting period, with broad domestic equity indices reaching record highs. The Index reflected the equity market strength that characterized the 12-month reporting period, delivering healthy gains and outpacing the performance of growth-oriented stocks.

In terms of sector returns, all ten major sectors contributed positively to Index performance for the reporting period. The largest contributor to Index returns by far was the financials sector, which was also the largest sector at an average of 27% of the Index during the reporting period. The consumer discretionary and consumer staples sectors both achieved solid gains and added meaningfully to Index returns, reflecting the rise in consumer spending during the reporting period. Energy stocks represented the second-largest sector weighting, and added to Index results. The industrials sector contributed significantly, benefiting from increased industrial activity. The materials sector registered the smallest absolute return of all sectors in the Index, and comprised only 3% of the Index on average during the reporting period, resulting in a slight contribution to Index returns.

PORTFOLIO ALLOCATION

As of 3/31/13

Sector*	Percentage of Net Assets

Financial	27.46%
Consumer Non-Cyclical	17.91
Energy	15.74
Industrial	9.37
Communications	9.26
Utilities	6.59
Consumer Cyclical	6.49
Technology	3.79
Basic Materials	3.12
Diversified	0.09
Short-Term and Other Net Assets	0.18

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/13

Security	Percentage of Net Assets

Exxon Mobil Corp.	5.06%
General Electric Co.	2.94
Chevron Corp.	2.82
Pfizer Inc.	2.60
AT&T Inc.	2.42
Procter & Gamble Co. (The)	2.35
Berkshire Hathaway Inc. Class B	2.23
Wells Fargo & Co.	2.18
J.P. Morgan Chase & Co.	2.17
Johnson & Johnson	2.08

TOTAL	26.85%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

Management’s Discussion of Fund Performance

iSHARES® RUSSELL 2000 INDEX FUND

Performance as of March 31, 2013

Average Annual Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Ten Years Ended 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
16.36%	16.24%	16.30%	8.27%	8.25%	8.24%	11.48%	11.50%	11.52%

Cumulative Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Ten Years Ended 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
16.36%	16.24%	16.30%	48.75%	48.64%	48.55%	196.40%	196.98%	197.48%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,144.70	$1.07	$1,000.00	$1,023.90	$1.01	0.20%

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 24 for more information.

18	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

The iShares Russell 2000 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000® Index (the “Index”). The Index is a float-adjusted capitalization-weighted index that measures the performance of the small-capitalization sector of the U.S. equity market and includes securities issued by the approximately 2,000 smallest issuers in the Russell 3000® Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2013, the total return for the Fund was 16.36%, net of fees, while the total return for the Index was 16.30%.

As discussed in the market overview, equities experienced solid gains for the reporting period, with broad domestic equity indices reaching record highs. The Index reflected the equity market strength that characterized the 12-month reporting period, delivering solid gains, and outperforming large capitalization indices but underperforming mid-capitalization indices.

In terms of sector returns, nine of the ten major sectors contributed positively to Index performance for the reporting period. The largest contributor to Index returns by far was the financials sector, which was also the largest sector at an average of 23% of the Index during the reporting period. Consumer discretionary stocks also contributed meaningfully, reflecting stronger consumer spending levels during the reporting period. The industrials sector contributed significantly, benefiting from increased industrial activity. The utilities sector achieved attractive absolute returns, but, at only 4% of the Index on average, had a modest impact on performance. Energy stocks detracted slightly from Index returns.

PORTFOLIO ALLOCATION

As of 3/31/13

Sector*/Investment Type	Percentage of Net Assets

Financial	22.97%
Consumer Non-Cyclical	19.72
Consumer Cyclical	14.55
Industrial	14.48
Technology	9.11
Communications	6.02
Energy	5.70
Basic Materials	3.82
Utilities	3.38
Diversified	0.10
Investment Companies	0.01
Short-Term and Other Net Assets	0.14

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/13

Security	Percentage of Net Assets

Alaska Air Group Inc.	0.34%
Two Harbors Investment Corp.	0.33
Pharmacyclics Inc.	0.32
Axiall Corp.	0.32
Genesee & Wyoming Inc. Class A	0.31
Ocwen Financial Corp.	0.30
Starwood Property Trust Inc.	0.28
CommVault Systems Inc.	0.27
Dril-Quip Inc.	0.26
Gulfport Energy Corp.	0.26

TOTAL	2.99%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	19

Management’s Discussion of Fund Performance

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

Performance as of March 31, 2013

Average Annual Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Ten Years Ended 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
14.70%	14.59%	14.52%	9.11%	9.07%	9.04%	11.56%	11.57%	11.61%

Cumulative Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Ten Years Ended 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
14.70%	14.59%	14.52%	54.64%	54.38%	54.14%	198.58%	198.74%	199.95%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,137.80	$1.33	$1,000.00	$1,023.70	$1.26	0.25%

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 24 for more information.

20	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

The iShares Russell 2000 Growth Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000® Growth Index (the “Index”). The Index measures the performance of equity securities of Russell 2000® Index issuers with relatively higher price-to-book ratios and higher forecasted growth. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2013, the total return for the Fund was 14.70%, net of fees, while the total return for the Index was 14.52%.

As discussed in the market overview, equities experienced solid gains for the reporting period, with broad domestic equity indices reaching record highs. The Index reflected the equity market strength that characterized the 12-month reporting period, delivering healthy results and outperforming large capitalization indices, but lagging mid-capitalization indices as well as the small-capitalization value segment of the market.

In terms of sector returns, nine of the ten major sectors contributed positively to Index performance for the reporting period. The largest contributor to Index returns was the industrials sector, which benefited from increased industrial activity during the reporting period. Health care, one of the largest sectors at an average of 21% of the Index, also contributed meaningfully. Consumer discretionary stocks also contributed substantially, reflecting improving consumer spending levels during the reporting period. The information technology sector, which was the largest sector weighting at 22% of the Index on average, added meaningfully to Index gains. Energy stocks detracted slightly from Index returns.

PORTFOLIO ALLOCATION

As of 3/31/13

Sector*	Percentage of Net Assets
Consumer Non-Cyclical	29.60%
Consumer Cyclical	18.17
Industrial	15.62
Technology	12.13
Financial	7.39
Communications	7.18
Energy	5.80
Basic Materials	3.65
Utilities	0.33
Diversified	0.04
Short-Term and Other Net Assets	0.09

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/13

Security	Percentage of Net Assets
Pharmacyclics Inc.	0.67%
Alaska Air Group Inc.	0.66
Genesee & Wyoming Inc. Class A	0.63
CommVault Systems Inc.	0.56
Axiall Corp.	0.54
Dril-Quip Inc.	0.54
athenahealth Inc.	0.53
Omega Healthcare Investors Inc.	0.52
Seattle Genetics Inc.	0.52
Eagle Materials Inc.	0.50

TOTAL	5.67%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	21

Management’s Discussion of Fund Performance

iSHARES® RUSSELL 2000 VALUE INDEX FUND

Performance as of March 31, 2013

Average Annual Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Ten Years Ended 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
17.95%	17.87%	18.09%	7.21%	7.21%	7.29%	11.14%	11.14%	11.29%

Cumulative Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Ten Years Ended 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
17.95%	17.87%	18.09%	41.65%	41.65%	42.16%	187.55%	187.57%	191.51%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,151.10	$1.34	$1,000.00	$1,023.70	$1.26	0.25%

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 24 for more information.

22	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

The iShares Russell 2000 Value Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000® Value Index (the “Index”). The Index measures the performance of equity securities of Russell 2000® Index issuers with relatively lower price-to-book ratios and lower forecasted growth. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2013, the total return for the Fund was 17.95%, net of fees, while the total return for the Index was 18.09%.

As discussed in the market overview, equities experienced solid gains for the reporting period, with broad domestic equity indices reaching record highs. The Index reflected the equity market strength that characterized the 12-month reporting period, delivering solid gains, outperforming large capitalization indices and the small-capitalization growth segment of the market, but lagging the performance of mid-capitalization indices.

In terms of sector returns, nine of the ten major sectors contributed positively to Index performance for the reporting period. The largest contributor to Index returns by far was the financials sector, which generated the strongest absolute sector returns and was also the largest sector at an average of 37% of the Index during the reporting period. The consumer discretionary sector achieved solid gains and added meaningfully to Index returns, reflecting the improvement in consumer spending during the reporting period. The industrials sector contributed significantly, benefiting from increased industrial activity. The materials sector registered healthy gains, but comprised only 5% of the Index on average during the reporting period. Nevertheless, its contribution was meaningful. Energy and information technology stocks made more modest contributions. The telecommunication services sector, which accounted for less than 1% of the Index on average, detracted slightly from Index results.

PORTFOLIO ALLOCATION

As of 3/31/13

Sector*/Investment Type	Percentage of Net Assets
Financial	37.62%
Industrial	13.40
Consumer Cyclical	11.20
Consumer Non-Cyclical	10.42
Technology	6.26
Utilities	6.22
Energy	5.59
Communications	4.93
Basic Materials	3.95
Diversified	0.16
Investment Companies	0.03
Short-Term and Other Net Assets	0.22

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/13

Security	Percentage of Net Assets
Two Harbors Investment Corp.	0.65%
Ocwen Financial Corp.	0.55
Starwood Property Trust Inc.	0.54
Louisiana-Pacific Corp.	0.43
Cleco Corp.	0.41
Invesco Mortgage Capital Inc.	0.41
EMCOR Group Inc.	0.41
RLJ Lodging Trust	0.40
Alterra Capital Holdings Ltd.	0.39
GEO Group Inc. (The)	0.38

TOTAL	4.57%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	23

About Fund Performance (Unaudited)

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on October 1, 2012 and held through March 31, 2013, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

24	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® RUSSELL TOP 200 INDEX FUND

March 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.84%

AEROSPACE & DEFENSE — 2.09%
Boeing Co. (The)	3,580	$307,343
General Dynamics Corp.	1,522	107,316
Lockheed Martin Corp.	1,242	119,878
Northrop Grumman Corp.	1,133	79,480
Raytheon Co.	1,586	93,241
United Technologies Corp.	4,353	406,701

		1,113,959
AGRICULTURE — 2.37%
Altria Group Inc.	9,721	334,305
Archer-Daniels-Midland Co.	3,156	106,452
Philip Morris International Inc.	8,147	755,308
Reynolds American Inc.	1,567	69,716

		1,265,781
APPAREL — 0.51%
Coach Inc.	1,366	68,286
Nike Inc. Class B	3,449	203,526

		271,812
AUTO MANUFACTURERS — 0.63%
Ford Motor Co.	17,937	235,871
General Motors Co.[a]	3,646	101,432

		337,303
AUTO PARTS & EQUIPMENT — 0.21%
Johnson Controls Inc.	3,257	114,223

		114,223
BANKS — 8.40%
Bank of America Corp.	51,478	627,002
Bank of New York Mellon Corp. (The)	5,699	159,515
BB&T Corp.	3,345	105,000
Capital One Financial Corp.	2,773	152,376
Citigroup Inc.	14,006	619,625
Goldman Sachs Group Inc. (The)	2,224	327,262
J.P. Morgan Chase & Co.	18,184	863,013
Morgan Stanley	7,360	161,773
PNC Financial Services Group Inc. (The)[b]	2,527	168,046
State Street Corp.	2,183	128,993
U.S. Bancorp	9,051	307,100
Wells Fargo & Co.	23,404	865,714

		4,485,419

Security	Shares	Value

BEVERAGES — 2.51%
Coca-Cola Co. (The)	18,557	$750,445
PepsiCo Inc.	7,470	590,952

		1,341,397
BIOTECHNOLOGY — 2.25%
Amgen Inc.	3,716	380,927
Biogen Idec Inc.[a]	1,145	220,882
Celgene Corp.[a]	2,107	244,222
Gilead Sciences Inc.[a]	7,237	354,107

		1,200,138
CHEMICALS — 2.25%
Air Products and Chemicals Inc.	1,014	88,340
Dow Chemical Co. (The)	5,699	181,456
E.I. du Pont de Nemours and Co.	4,483	220,384
Ecolab Inc.	1,238	99,263
LyondellBasell Industries NV Class A	1,530	96,834
Monsanto Co.	2,550	269,356
Mosaic Co. (The)	1,411	84,110
Praxair Inc.	1,428	159,279

		1,199,022
COMMERCIAL SERVICES — 0.91%
ADT Corp. (The)	1,112	54,421
Automatic Data Processing Inc.	2,338	152,017
MasterCard Inc. Class A	519	280,846

		487,284
COMPUTERS — 7.49%
Accenture PLC Class A	3,080	233,988
Apple Inc.	4,466	1,976,785
Cognizant Technology Solutions Corp. Class Aa	1,458	111,697
Dell Inc.	7,064	101,227
EMC Corp.[a]	10,040	239,856
Hewlett-Packard Co.	9,445	225,169
International Business Machines Corp.	5,207	1,110,653

		3,999,375
COSMETICS & PERSONAL CARE — 2.53%
Colgate-Palmolive Co.	2,282	269,345
Estee Lauder Companies Inc. (The) Class A	1,094	70,049
Procter & Gamble Co. (The)	13,089	1,008,638

		1,348,032

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® RUSSELL TOP 200 INDEX FUND

March 31, 2013

Security	Shares	Value

DIVERSIFIED FINANCIAL SERVICES — 2.43%
American Express Co.	4,785	$322,796
BlackRock Inc.[b]	607	155,926
Charles Schwab Corp. (The)	5,151	91,121
CME Group Inc.	1,593	97,794
Discover Financial Services	2,372	106,361
Franklin Resources Inc.	663	99,987
Visa Inc. Class A	2,496	423,921

		1,297,906
ELECTRIC — 2.52%
American Electric Power Co. Inc.	2,320	112,822
Consolidated Edison Inc.	1,394	85,076
Dominion Resources Inc.	2,731	158,889
Duke Energy Corp.	3,366	244,338
Exelon Corp.	4,078	140,609
FirstEnergy Corp.	1,991	84,020
NextEra Energy Inc.	1,995	154,971
PG&E Corp.	2,009	89,461
Public Service Enterprise Group Inc.	2,408	82,691
Southern Co. (The)	4,142	194,343

		1,347,220
ELECTRICAL COMPONENTS & EQUIPMENT — 0.37%
Emerson Electric Co.	3,498	195,433

		195,433
ELECTRONICS — 0.91%
Honeywell International Inc.	3,725	280,679
Thermo Fisher Scientific Inc.	1,757	134,393
Tyco International Ltd.	2,202	70,464

		485,536
ENVIRONMENTAL CONTROL — 0.16%
Waste Management Inc.	2,203	86,380

		86,380
FOOD — 1.37%
General Mills Inc.	3,096	152,664
Kellogg Co.	1,150	74,094
Kraft Foods Group Inc.	2,826	145,624
Mondelez International Inc. Class A	8,476	259,450
Sysco Corp.	2,788	98,054

		729,886
HEALTH CARE — PRODUCTS — 1.62%
Baxter International Inc.	2,626	190,753
Becton, Dickinson and Co.	965	92,264
Covidien PLC	2,306	156,439

Security	Shares	Value

Intuitive Surgical Inc.[a]	190	$93,326
Medtronic Inc.	4,961	232,968
Stryker Corp.	1,474	96,164

		861,914
HEALTH CARE — SERVICES — 0.86%
Aetna Inc.	1,567	80,105
UnitedHealth Group Inc.	4,959	283,704
WellPoint Inc.	1,452	96,166

		459,975
HOUSEHOLD PRODUCTS & WARES — 0.34%
Kimberly-Clark Corp.	1,874	183,615

		183,615
INSURANCE — 3.94%
ACE Ltd.	1,620	144,131
Aflac Inc.	2,238	116,421
Allstate Corp. (The)	2,349	115,265
American International Group Inc.[a]	3,085	119,760
Berkshire Hathaway Inc. Class Ba	8,507	886,429
Chubb Corp. (The)	1,283	112,301
Loews Corp.	1,485	65,444
Marsh & McLennan Companies Inc.	2,618	99,406
MetLife Inc.	4,065	154,551
Prudential Financial Inc.	2,234	131,784
Travelers Companies Inc. (The)	1,859	156,509

		2,102,001
INTERNET — 3.90%
Amazon.com Inc.[a]	1,728	460,495
eBay Inc.[a]	5,536	300,162
Facebook Inc. Class Aa	2,004	51,262
Google Inc. Class Aa	1,236	981,421
Priceline.com Inc.[a]	239	164,415
Yahoo! Inc.[a]	5,262	123,815

		2,081,570
LEISURE TIME — 0.13%
Carnival Corp.	1,976	67,777

		67,777
LODGING — 0.20%
Las Vegas Sands Corp.	1,904	107,290

		107,290
MACHINERY — 1.01%
Caterpillar Inc.	3,120	271,347
Cummins Inc.	920	106,545
Deere & Co.	1,900	163,362

		541,254

26	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL TOP 200 INDEX FUND

March 31, 2013

Security	Shares	Value

MANUFACTURING — 3.40%
3M Co.	3,315	$352,418
Danaher Corp.	2,774	172,404
General Electric Co.	50,614	1,170,196
Illinois Tool Works Inc.	1,924	117,248

		1,812,266
MEDIA — 4.18%
CBS Corp. Class B NVS	3,100	144,739
Comcast Corp. Class A	12,827	538,862
DIRECTV[a]	2,738	154,998
News Corp. Class A NVS	10,010	305,505
Thomson Reuters Corp.	1,765	57,327
Time Warner Cable Inc.	1,412	135,637
Time Warner Inc.	4,590	264,476
Viacom Inc. Class B NVS	2,365	145,613
Walt Disney Co. (The)	8,537	484,902

		2,232,059
METAL FABRICATE & HARDWARE — 0.25%
Precision Castparts Corp.	695	131,786

		131,786
MINING — 0.52%
Freeport-McMoRan Copper & Gold Inc.	4,534	150,076
Newmont Mining Corp.	2,351	98,483
Southern Copper Corp.	770	28,929

		277,488
OIL & GAS — 9.09%
Anadarko Petroleum Corp.	2,390	209,005
Apache Corp.	1,868	144,135
Chevron Corp.	9,423	1,119,641
ConocoPhillips	6,040	363,004
Devon Energy Corp.	1,935	109,173
EOG Resources Inc.	1,288	164,954
Exxon Mobil Corp.	22,338	2,012,877
Hess Corp.	1,449	103,763
Marathon Oil Corp.	3,375	113,805
Occidental Petroleum Corp.	3,876	303,762
Phillips 66	2,982	208,651

		4,852,770
OIL & GAS SERVICES — 1.68%
Baker Hughes Inc.	2,101	97,507
Halliburton Co.	4,401	177,845
National Oilwell Varco Inc.	2,038	144,189
Schlumberger Ltd.	6,370	477,049

		896,590

Security	Shares	Value

PHARMACEUTICALS — 8.43%
Abbott Laboratories	7,522	$265,677
AbbVie Inc.	7,518	306,584
Allergan Inc.	1,451	161,975
Bristol-Myers Squibb Co.	8,070	332,403
Cardinal Health Inc.	1,645	68,465
Eli Lilly and Co.	4,898	278,157
Express Scripts Holding Co.[a]	3,853	222,126
Johnson & Johnson	13,119	1,069,592
McKesson Corp.	1,128	121,779
Merck & Co. Inc.	14,529	642,618
Pfizer Inc.	35,770	1,032,322

		4,501,698
PIPELINES — 0.58%
Kinder Morgan Inc.	2,325	89,931
Spectra Energy Corp.	3,129	96,217
Williams Companies Inc. (The)	3,221	120,658

		306,806
REAL ESTATE INVESTMENT TRUSTS — 1.06%
American Tower Corp.	1,885	144,994
Equity Residential	1,551	85,398
Public Storage	683	104,035
Simon Property Group Inc.	1,443	228,802

		563,229
RETAIL — 6.19%
Costco Wholesale Corp.	2,073	219,966
CVS Caremark Corp.	6,122	336,649
Home Depot Inc. (The)	7,311	510,161
Lowe’s Companies Inc.	5,381	204,047
McDonald’s Corp.	4,854	483,895
Starbucks Corp.	3,617	206,024
Target Corp.	3,164	216,576
TJX Companies Inc. (The)	3,540	165,495
Wal-Mart Stores Inc.	8,073	604,103
Walgreen Co.	4,120	196,442
Yum! Brands Inc.	2,201	158,340

		3,301,698
SEMICONDUCTORS — 2.54%
Broadcom Corp. Class A	2,622	90,905
Intel Corp.	24,032	525,099
QUALCOMM Inc.	8,188	548,186
Texas Instruments Inc.	5,456	193,579

		1,357,769

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® RUSSELL TOP 200 INDEX FUND

March 31, 2013

Security	Shares	Value

SOFTWARE — 3.52%
Adobe Systems Inc.[a]	2,362	$102,771
Microsoft Corp.	35,957	1,028,730
Oracle Corp.	18,251	590,237
Salesforce.com Inc.[a]	700	125,181
VMware Inc. Class Aa	425	33,524

		1,880,443
TELECOMMUNICATIONS — 4.59%
AT&T Inc.	26,238	962,672
CenturyLink Inc.	2,972	104,406
Cisco Systems Inc.	25,588	535,045
Corning Inc.	7,222	96,269
Motorola Solutions Inc.	1,318	84,392
Verizon Communications Inc.	13,571	667,015

		2,449,799
TRANSPORTATION — 1.90%
CSX Corp.	4,972	122,460
FedEx Corp.	1,508	148,086
Norfolk Southern Corp.	1,559	120,168
Union Pacific Corp.	2,277	324,267
United Parcel Service Inc. Class B	3,463	297,472

		1,012,453

TOTAL COMMON STOCKS
(Cost: $49,534,639)		53,288,356

SHORT-TERM INVESTMENTS — 0.55%

MONEY MARKET FUNDS — 0.55%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[b,c]	291,278	291,278

		291,278

TOTAL SHORT-TERM INVESTMENTS
(Cost: $291,278)		291,278

TOTAL INVESTMENTS IN SECURITIES — 100.39%
(Cost: $49,825,917)		53,579,634
Other Assets, Less Liabilities — (0.39)%		(208,145)

NET ASSETS — 100.00%		$53,371,489

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

28	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® RUSSELL TOP 200 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.81%

AEROSPACE & DEFENSE — 3.02%
Boeing Co. (The)	47,478	$4,075,986
Lockheed Martin Corp.	16,278	1,571,153
United Technologies Corp.	63,971	5,976,810

		11,623,949
AGRICULTURE — 3.73%
Altria Group Inc.	110,839	3,811,753
Philip Morris International Inc.	110,021	10,200,047
Reynolds American Inc.	7,787	346,444

		14,358,244
APPAREL — 1.04%
Coach Inc.	20,215	1,010,548
Nike Inc. Class B	50,772	2,996,056

		4,006,604
BEVERAGES — 5.12%
Coca-Cola Co. (The)	272,681	11,027,219
PepsiCo Inc.	109,780	8,684,696

		19,711,915
BIOTECHNOLOGY — 4.58%
Amgen Inc.	54,590	5,596,021
Biogen Idec Inc.[a]	16,816	3,243,974
Celgene Corp.[a]	30,920	3,583,937
Gilead Sciences Inc.[a]	106,318	5,202,140

		17,626,072
CHEMICALS — 2.88%
E.I. du Pont de Nemours and Co.	65,775	3,233,499
Ecolab Inc.	18,232	1,461,842
LyondellBasell Industries NV Class A	1,641	103,859
Monsanto Co.	37,444	3,955,210
Praxair Inc.	20,967	2,338,659

		11,093,069
COMMERCIAL SERVICES — 1.65%
Automatic Data Processing Inc.	34,332	2,232,267
MasterCard Inc. Class A	7,611	4,118,540

		6,350,807
COMPUTERS — 14.01%
Accenture PLC Class A	45,196	3,433,540
Apple Inc.	65,634	29,051,577
Cognizant Technology Solutions Corp. Class Aa	21,406	1,639,914
EMC Corp.[a]	147,387	3,521,075

Security	Shares	Value

International Business Machines Corp.	76,513	$16,320,223

		53,966,329
COSMETICS & PERSONAL CARE — 1.49%
Colgate-Palmolive Co.	30,720	3,625,882
Estee Lauder Companies Inc. (The) Class A	16,130	1,032,804
Procter & Gamble Co. (The)	14,021	1,080,458

		5,739,144
DIVERSIFIED FINANCIAL SERVICES — 2.82%
American Express Co.	45,194	3,048,787
BlackRock Inc.[b]	4,776	1,226,859
Franklin Resources Inc.	2,251	339,473
Visa Inc. Class A	36,681	6,229,901

		10,845,020
ELECTRICAL COMPONENTS & EQUIPMENT — 0.63%
Emerson Electric Co.	43,308	2,419,618

		2,419,618
ELECTRONICS — 1.07%
Honeywell International Inc.	54,693	4,121,118

		4,121,118
FOOD — 1.00%
General Mills Inc.	35,542	1,752,576
Kellogg Co.	16,001	1,030,945
Kraft Foods Group Inc.	2,163	111,459
Mondelez International Inc. Class A	6,489	198,628
Sysco Corp.	21,663	761,888

		3,855,496
HEALTH CARE — PRODUCTS — 1.71%
Baxter International Inc.	35,364	2,568,841
Becton, Dickinson and Co.	13,276	1,269,318
Covidien PLC	1,692	114,785
Intuitive Surgical Inc.[a]	2,792	1,371,403
Medtronic Inc.	4,388	206,060
Stryker Corp.	16,015	1,044,819

		6,575,226
HEALTH CARE — SERVICES — 0.02%
WellPoint Inc.	1,353	89,609

		89,609
HOUSEHOLD PRODUCTS & WARES — 0.63%
Kimberly-Clark Corp.	24,607	2,410,994

		2,410,994

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® RUSSELL TOP 200 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value

INSURANCE — 0.56%
Marsh & McLennan Companies Inc.	30,328	$1,151,554
Travelers Companies Inc. (The)	11,881	1,000,262

		2,151,816
INTERNET — 7.47%
Amazon.com Inc.[a]	25,394	6,767,247
eBay Inc.[a]	81,301	4,408,140
Facebook Inc. Class Aa	29,521	755,147
Google Inc. Class Aa	18,171	14,428,319
Priceline.com Inc.[a]	3,495	2,404,316

		28,763,169
LODGING — 0.41%
Las Vegas Sands Corp.	27,856	1,569,686

		1,569,686
MACHINERY — 2.06%
Caterpillar Inc.	45,802	3,983,400
Cummins Inc.	13,505	1,564,014
Deere & Co.	27,920	2,400,562

		7,947,976
MANUFACTURING — 1.85%
3M Co.	43,786	4,654,890
Danaher Corp.	13,900	863,885
Illinois Tool Works Inc.	26,647	1,623,868

		7,142,643
MEDIA — 3.82%
CBS Corp. Class B NVS	7,753	361,988
Comcast Corp. Class A	89,725	3,769,347
DIRECTV[a]	40,206	2,276,062
News Corp. Class A NVS	50,521	1,541,901
Time Warner Cable Inc.	20,723	1,990,651
Viacom Inc. Class B NVS	34,720	2,137,710
Walt Disney Co. (The)	46,171	2,622,513

		14,700,172
METAL FABRICATE & HARDWARE — 0.50%
Precision Castparts Corp.	10,211	1,936,210

		1,936,210
MINING — 0.08%
Southern Copper Corp.	8,457	317,729

		317,729
OIL & GAS — 0.63%
EOG Resources Inc.	18,925	2,423,725

		2,423,725

Security	Shares	Value

OIL & GAS SERVICES — 2.16%
Halliburton Co.	20,649	$834,426
National Oilwell Varco Inc.	6,841	484,001
Schlumberger Ltd.	93,607	7,010,228

		8,328,655
PHARMACEUTICALS — 6.59%
Abbott Laboratories	104,700	3,698,004
AbbVie Inc.	104,699	4,269,625
Allergan Inc.	21,303	2,378,054
Bristol-Myers Squibb Co.	107,655	4,434,309
Cardinal Health Inc.	13,163	547,844
Eli Lilly and Co.	26,148	1,484,945
Express Scripts Holding Co.[a]	56,540	3,259,531
Johnson & Johnson	43,375	3,536,364
McKesson Corp.	16,545	1,786,198

		25,394,874
PIPELINES — 0.80%
Kinder Morgan Inc.	34,245	1,324,596
Williams Companies Inc. (The)	47,317	1,772,495

		3,097,091
REAL ESTATE INVESTMENT TRUSTS — 1.71%
American Tower Corp.	27,699	2,130,607
Equity Residential	1,832	100,870
Public Storage	10,028	1,527,465
Simon Property Group Inc.	17,900	2,838,224

		6,597,166
RETAIL — 8.88%
Costco Wholesale Corp.	30,411	3,226,911
CVS Caremark Corp.	18,150	998,069
Home Depot Inc. (The)	107,442	7,497,303
Lowe’s Companies Inc.	10,278	389,742
McDonald’s Corp.	71,334	7,111,287
Starbucks Corp.	53,242	3,032,664
Target Corp.	2,603	178,175
TJX Companies Inc. (The)	52,011	2,431,514
Wal-Mart Stores Inc.	93,604	7,004,387
Yum! Brands Inc.	32,329	2,325,748

		34,195,800
SEMICONDUCTORS — 4.29%
Broadcom Corp. Class A	24,000	832,080
Intel Corp.	262,385	5,733,112
QUALCOMM Inc.	120,330	8,056,094
Texas Instruments Inc.	54,051	1,917,729

		16,539,015

30	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL TOP 200 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value

SOFTWARE — 7.01%
Adobe Systems Inc.[a]	19,947	$867,894
Microsoft Corp.	528,353	15,116,179
Oracle Corp.	268,199	8,673,556
Salesforce.com Inc.[a]	10,267	1,836,048
VMware Inc. Class Aa	6,225	491,028

		26,984,705
TELECOMMUNICATIONS — 2.87%
Motorola Solutions Inc.	19,405	1,242,502
Verizon Communications Inc.	199,420	9,801,493

		11,043,995
TRANSPORTATION — 2.72%
CSX Corp.	49,445	1,217,831
FedEx Corp.	1,396	137,087
Union Pacific Corp.	33,427	4,760,339
United Parcel Service Inc. Class B	50,850	4,368,015

		10,483,272

TOTAL COMMON STOCKS
(Cost: $322,022,941)		384,410,913

SHORT-TERM INVESTMENTS — 0.47%

MONEY MARKET FUNDS — 0.47%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[b,c]	1,804,229	1,804,229

		1,804,229

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,804,229)		1,804,229

TOTAL INVESTMENTS IN SECURITIES — 100.28%
(Cost: $323,827,170)		386,215,142
Other Assets, Less Liabilities — (0.28)%		(1,064,472)

NET ASSETS — 100.00%		$385,150,670

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments

iSHARES® RUSSELL TOP 200 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.82%

AEROSPACE & DEFENSE — 1.19%
Boeing Co. (The)	1,204	$103,363
General Dynamics Corp.	5,305	374,056
Lockheed Martin Corp.	477	46,040
Northrop Grumman Corp.	3,960	277,794
Raytheon Co.	5,567	327,284

		1,128,537
AGRICULTURE — 1.06%
Altria Group Inc.	7,612	261,777
Archer-Daniels-Midland Co.	10,997	370,929
Philip Morris International Inc.	2,312	214,345
Reynolds American Inc.	3,660	162,833

		1,009,884
AUTO MANUFACTURERS — 1.24%
Ford Motor Co.	62,647	823,808
General Motors Co.[a]	12,787	355,734

		1,179,542
AUTO PARTS & EQUIPMENT — 0.42%
Johnson Controls Inc.	11,359	398,360

		398,360
BANKS — 16.51%
Bank of America Corp.	179,962	2,191,937
Bank of New York Mellon Corp. (The)	19,918	557,505
BB&T Corp.	11,667	366,227
Capital One Financial Corp.	9,691	532,520
Citigroup Inc.	48,965	2,166,212
Goldman Sachs Group Inc. (The)	7,774	1,143,944
J.P. Morgan Chase & Co.	63,568	3,016,937
Morgan Stanley	25,728	565,501
PNC Financial Services Group Inc. (The)[b]	8,830	587,195
State Street Corp.	7,630	450,857
U.S. Bancorp	31,632	1,073,274
Wells Fargo & Co.	81,817	3,026,411

		15,678,520
CHEMICALS — 1.64%
Air Products and Chemicals Inc.	3,532	307,708
Dow Chemical Co. (The)	19,962	635,590
LyondellBasell Industries NV Class A	4,973	314,741
Mosaic Co. (The)	4,952	295,189

		1,553,228

Security	Shares	Value

COMMERCIAL SERVICES — 0.20%
ADT Corp. (The)	3,865	$189,153

		189,153
COMPUTERS — 1.20%
Dell Inc.	24,622	352,833
Hewlett-Packard Co.	33,020	787,197

		1,140,030
COSMETICS & PERSONAL CARE — 3.52%
Colgate-Palmolive Co.	663	78,254
Procter & Gamble Co. (The)	42,417	3,268,654

		3,346,908
DIVERSIFIED FINANCIAL SERVICES — 2.06%
American Express Co.	5,969	402,668
BlackRock Inc.[b]	987	253,541
Charles Schwab Corp. (The)	17,942	317,394
CME Group Inc.	5,549	340,653
Discover Financial Services	8,308	372,531
Franklin Resources Inc.	1,786	269,347

		1,956,134
ELECTRIC — 4.96%
American Electric Power Co. Inc.	8,088	393,320
Consolidated Edison Inc.	4,891	298,498
Dominion Resources Inc.	9,544	555,270
Duke Energy Corp.	11,753	853,150
Exelon Corp.	14,235	490,823
FirstEnergy Corp.	6,987	294,851
NextEra Energy Inc.	6,965	541,041
PG&E Corp.	7,053	314,070
Public Service Enterprise Group Inc.	8,448	290,104
Southern Co. (The)	14,507	680,669

		4,711,796
ELECTRICAL COMPONENTS & EQUIPMENT — 0.12%
Emerson Electric Co.	1,941	108,444

		108,444
ELECTRONICS — 0.75%
Thermo Fisher Scientific Inc.	6,134	469,190
Tyco International Ltd.	7,719	247,008

		716,198
ENVIRONMENTAL CONTROL — 0.32%
Waste Management Inc.	7,733	303,211

		303,211

32	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL TOP 200 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

FOOD — 1.72%
General Mills Inc.	2,354	$116,076
Kellogg Co.	227	14,626
Kraft Foods Group Inc.	9,356	482,115
Mondelez International Inc. Class A	28,068	859,161
Sysco Corp.	4,618	162,415

		1,634,393
HEALTH CARE — PRODUCTS — 1.53%
Baxter International Inc.	784	56,950
Becton, Dickinson and Co.	225	21,512
Covidien PLC	7,643	518,501
Medtronic Inc.	16,264	763,758
Stryker Corp.	1,364	88,987

		1,449,708
HEALTH CARE — SERVICES — 1.67%
Aetna Inc.	5,468	279,524
UnitedHealth Group Inc.	17,325	991,164
WellPoint Inc.	4,757	315,056

		1,585,744
HOUSEHOLD PRODUCTS & WARES — 0.07%
Kimberly-Clark Corp.	696	68,194

		68,194
INSURANCE — 7.20%
ACE Ltd.	5,656	503,214
Aflac Inc.	7,809	406,224
Allstate Corp. (The)	8,191	401,932
American International Group Inc.[a]	10,766	417,936
Berkshire Hathaway Inc. Class Ba	29,740	3,098,908
Chubb Corp. (The)	4,508	394,585
Loews Corp.	5,215	229,825
Marsh & McLennan Companies Inc.	1,886	71,612
MetLife Inc.	14,206	540,112
Prudential Financial Inc.	7,801	460,181
Travelers Companies Inc. (The)	3,677	309,567

		6,834,096
INTERNET — 0.46%
Yahoo! Inc.[a]	18,391	432,740

		432,740
LEISURE TIME — 0.25%
Carnival Corp.	6,940	238,042

		238,042

Security	Shares	Value

MANUFACTURING — 4.88%
3M Co.	1,173	$124,702
Danaher Corp.	6,389	397,076
General Electric Co.	176,933	4,090,691
Illinois Tool Works Inc.	377	22,974

		4,635,443
MEDIA — 4.53%
CBS Corp. Class B NVS	8,984	419,463
Comcast Corp. Class A	23,498	987,151
News Corp. Class A NVS	22,947	700,342
Thomson Reuters Corp.	6,191	201,084
Time Warner Inc.	16,030	923,649
Walt Disney Co. (The)	18,864	1,071,475

		4,303,164
MINING — 0.94%
Freeport-McMoRan Copper & Gold Inc.	15,850	524,635
Newmont Mining Corp.	8,193	343,205
Southern Copper Corp.	670	25,172

		893,012
OIL & GAS — 17.25%
Anadarko Petroleum Corp.	8,343	729,596
Apache Corp.	6,527	503,623
Chevron Corp.	32,943	3,914,287
ConocoPhillips	21,117	1,269,132
Devon Energy Corp.	6,753	381,004
Exxon Mobil Corp.	78,089	7,036,600
Hess Corp.	5,083	363,994
Marathon Oil Corp.	11,778	397,154
Occidental Petroleum Corp.	13,544	1,061,443
Phillips 66	10,442	730,627

		16,387,460
OIL & GAS SERVICES — 1.21%
Baker Hughes Inc.	7,322	339,814
Halliburton Co.	10,497	424,184
National Oilwell Varco Inc.	5,495	388,771

		1,152,769
PHARMACEUTICALS — 10.20%
Abbott Laboratories	1,359	48,000
AbbVie Inc.	1,359	55,420
Bristol-Myers Squibb Co.	2,605	107,300
Cardinal Health Inc.	2,666	110,959
Eli Lilly and Co.	10,883	618,046
Johnson & Johnson	35,544	2,897,902

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® RUSSELL TOP 200 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

Merck & Co. Inc.	50,792	$2,246,530
Pfizer Inc.	125,046	3,608,827

		9,692,984
PIPELINES — 0.35%
Spectra Energy Corp.	10,900	335,175

		335,175
REAL ESTATE INVESTMENT TRUSTS — 0.42%
Equity Residential	4,991	274,804
Simon Property Group Inc.	805	127,641

		402,445
RETAIL — 3.58%
CVS Caremark Corp.	17,077	939,064
Lowe’s Companies Inc.	16,321	618,892
Target Corp.	10,423	713,454
Wal-Mart Stores Inc.	5,955	445,613
Walgreen Co.	14,407	686,926

		3,403,949
SEMICONDUCTORS — 0.86%
Broadcom Corp. Class A	3,490	120,998
Intel Corp.	21,592	471,785
Texas Instruments Inc.	6,277	222,708

		815,491
SOFTWARE — 0.16%
Adobe Systems Inc.[a]	3,531	153,634

		153,634
TELECOMMUNICATIONS — 6.25%
AT&T Inc.	91,705	3,364,656
CenturyLink Inc.	10,374	364,439
Cisco Systems Inc.	89,456	1,870,525
Corning Inc.	25,343	337,822

		5,937,442
TRANSPORTATION — 1.10%
CSX Corp.	5,596	137,830
FedEx Corp.	4,935	484,617
Norfolk Southern Corp.	5,440	419,315

		1,041,762

TOTAL COMMON STOCKS
(Cost: $86,176,000)		94,817,592

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.54%

MONEY MARKET FUNDS — 0.54%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[b,c]	513,889	$513,889

		513,889

TOTAL SHORT-TERM INVESTMENTS
(Cost: $513,889)		513,889

TOTAL INVESTMENTS IN SECURITIES — 100.36%
(Cost: $86,689,889)		95,331,481
Other Assets, Less Liabilities — (0.36)%		(339,604)

NET ASSETS — 100.00%		$94,991,877

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

34	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL 1000 INDEX FUND

March 31, 2013

Security	Shares	Value	% of Net Assets

COMMON STOCKS

ADVERTISING
Other securities[a]		$11,397,503	0.16%

		11,397,503	0.16
AEROSPACE & DEFENSE
Boeing Co. (The)	335,154	28,772,971	0.40
United Technologies Corp.	408,238	38,141,676	0.53
Other securities[a]		55,444,344	0.77

		122,358,991	1.70
AGRICULTURE
Altria Group Inc.	910,051	31,296,654	0.44
Philip Morris International Inc.	763,497	70,783,807	0.99
Other securities[a]		28,279,392	0.38

		130,359,853	1.81
AIRLINES
Other securities[a]		17,194,904	0.24

		17,194,904	0.24
APPAREL
Other securities[a]		44,833,454	0.62

		44,833,454	0.62
AUTO MANUFACTURERS
Other securities[a]		43,624,359	0.61

		43,624,359	0.61
AUTO PARTS & EQUIPMENT
Other securities[a]		31,139,539	0.43

		31,139,539	0.43
BANKS
Bank of America Corp.	4,824,212	58,758,902	0.82
Citigroup Inc.	1,312,588	58,068,893	0.81
Goldman Sachs Group Inc. (The)	208,291	30,650,021	0.43
J.P. Morgan Chase & Co.	1,704,051	80,874,260	1.13
PNC Financial Services Group Inc. (The)[b]	236,916	15,754,914	0.22
U.S. Bancorp	847,197	28,745,394	0.40
Wells Fargo & Co.	2,193,228	81,127,504	1.13
Other securities[a]		133,976,308	1.85

		487,956,196	6.79

Security	Shares	Value	% of Net Assets

BEVERAGES
Coca-Cola Co. (The)	1,739,008	$70,325,483	0.98%
PepsiCo Inc.	700,114	55,386,019	0.77
Other securities[a]		30,624,914	0.43

		156,336,416	2.18
BIOTECHNOLOGY
Amgen Inc.	347,830	35,656,053	0.50
Gilead Sciences Inc.[c]	677,539	33,151,983	0.46
Other securities[a]		77,700,680	1.08

		146,508,716	2.04
BUILDING MATERIALS
Other securities[a]		15,182,414	0.21

		15,182,414	0.21
CHEMICALS
Other securities[a]		175,106,846	2.44

		175,106,846	2.44
COAL
Other securities[a]		7,560,012	0.11

		7,560,012	0.11
COMMERCIAL SERVICES
Other securities[a]		112,742,575	1.57

		112,742,575	1.57
COMPUTERS
Apple Inc.	418,575	185,273,852	2.58
International Business Machines Corp.	487,955	104,080,802	1.45
Other securities[a]		129,386,946	1.80

		418,741,600	5.83
COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	1,226,603	94,522,027	1.32
Other securities[a]		35,783,763	0.49

		130,305,790	1.81
DISTRIBUTION & WHOLESALE
Other securities[a]		28,115,990	0.39

		28,115,990	0.39
DIVERSIFIED FINANCIAL SERVICES
American Express Co.	447,936	30,217,762	0.42
BlackRock Inc.[b]	56,869	14,608,509	0.20
Visa Inc. Class A	234,059	39,752,580	0.55
Other securities[a]		95,958,677	1.34

		180,537,528	2.51

SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

March 31, 2013

Security	Shares	Value	% of Net Assets

ELECTRIC
Other securities[a]		$216,753,827	3.02%

		216,753,827	3.02
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		31,439,469	0.44

		31,439,469	0.44
ELECTRONICS
Other securities[a]		81,625,689	1.14

		81,625,689	1.14
ENGINEERING & CONSTRUCTION
Other securities[a]		17,903,462	0.25

		17,903,462	0.25
ENTERTAINMENT
Other securities[a]		9,506,282	0.13

		9,506,282	0.13
ENVIRONMENTAL CONTROL
Other securities[a]		20,996,711	0.29

		20,996,711	0.29
FOOD
Other securities[a]		137,461,180	1.91

		137,461,180	1.91
FOREST PRODUCTS & PAPER
Other securities[a]		13,243,827	0.18

		13,243,827	0.18
GAS
Other securities[a]		26,234,560	0.36

		26,234,560	0.36
HAND & MACHINE TOOLS
Other securities[a]		12,952,060	0.18

		12,952,060	0.18
HEALTH CARE — PRODUCTS
Other securities[a]		138,413,705	1.93

		138,413,705	1.93
HEALTH CARE — SERVICES
Other securities[a]		90,296,421	1.26

		90,296,421	1.26
HOLDING COMPANIES — DIVERSIFIED
Other securities[a]		7,968,110	0.11

		7,968,110	0.11

Security	Shares	Value	% of Net Assets

HOME BUILDERS
Other securities[a]		$14,423,423	0.20%

		14,423,423	0.20
HOME FURNISHINGS
Other securities[a]		6,872,099	0.10

		6,872,099	0.10
HOUSEHOLD PRODUCTS & WARES
Other securities[a]		33,632,043	0.47

		33,632,043	0.47
HOUSEWARES
Other securities[a]		4,643,549	0.06

		4,643,549	0.06
INSURANCE
Berkshire Hathaway Inc. Class Bc	797,204	83,068,657	1.16
Other securities[a]		210,147,396	2.92

		293,216,053	4.08
INTERNET
Amazon.com Inc.[c]	162,010	43,174,045	0.60
eBay Inc.[c]	517,992	28,085,526	0.39
Google Inc. Class Ac	115,880	92,012,196	1.28
Other securities[a]		80,213,187	1.12

		243,484,954	3.39
IRON & STEEL
Other securities[a]		16,332,202	0.23

		16,332,202	0.23
LEISURE TIME
Other securities[a]		17,139,552	0.24

		17,139,552	0.24
LODGING
Other securities[a]		32,406,540	0.45

		32,406,540	0.45
MACHINERY
Other securities[a]		88,155,914	1.23

		88,155,914	1.23
MANUFACTURING
3M Co.	310,308	32,988,843	0.46
General Electric Co.	4,742,958	109,657,189	1.53
Other securities[a]		87,805,151	1.22

		230,451,183	3.21

36	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

March 31, 2013

Security	Shares	Value	% of Net Assets

MEDIA
Comcast Corp. Class A	1,202,200	$50,504,422	0.70%
News Corp. Class A NVS	936,845	28,592,509	0.40
Walt Disney Co. (The)	800,330	45,458,744	0.63
Other securities[a]		138,923,326	1.94

		263,479,001	3.67
METAL FABRICATE & HARDWARE
Other securities[a]		16,211,501	0.23

		16,211,501	0.23
MINING
Other securities[a]		34,833,968	0.48

		34,833,968	0.48
OFFICE & BUSINESS EQUIPMENT
Other securities[a]		6,006,122	0.08

		6,006,122	0.08
OIL & GAS
Chevron Corp.	883,062	104,925,427	1.46
ConocoPhillips	565,542	33,989,074	0.47
Exxon Mobil Corp.	2,093,257	188,623,388	2.63
Occidental Petroleum Corp.	362,752	28,428,874	0.40
Other securities[a]		230,193,417	3.20

		586,160,180	8.16
OIL & GAS SERVICES
Schlumberger Ltd.	597,135	44,719,440	0.62
Other securities[a]		63,691,254	0.89

		108,410,694	1.51
PACKAGING & CONTAINERS
Other securities[a]		20,265,182	0.28

		20,265,182	0.28
PHARMACEUTICALS
AbbVie Inc.	703,837	28,702,473	0.40
Bristol-Myers Squibb Co.	755,563	31,121,640	0.43
Johnson & Johnson	1,229,407	100,233,553	1.40
Merck & Co. Inc.	1,361,564	60,221,976	0.84
Pfizer Inc.	3,352,048	96,740,105	1.35
Other securities[a]		164,123,469	2.28

		481,143,216	6.70
PIPELINES
Other securities[a]		33,081,073	0.46

		33,081,073	0.46

Security	Shares	Value	% of Net Assets

REAL ESTATE
Other securities[a]		$10,279,137	0.14%

		10,279,137	0.14
REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		229,139,652	3.19

		229,139,652	3.19
RETAIL
CVS Caremark Corp.	573,140	31,516,969	0.44
Home Depot Inc. (The)	685,309	47,820,862	0.67
McDonald’s Corp.	455,047	45,363,635	0.63
Wal-Mart Stores Inc.	756,594	56,615,929	0.79
Other securities[a]		265,690,824	3.69

		447,008,219	6.22
SAVINGS & LOANS
Other securities[a]		10,686,296	0.15

		10,686,296	0.15
SEMICONDUCTORS
Intel Corp.	2,252,372	49,214,328	0.68
QUALCOMM Inc.	767,428	51,379,305	0.72
Other securities[a]		98,171,841	1.37

		198,765,474	2.77
SHIPBUILDING
Other securities[a]		1,145,155	0.02

		1,145,155	0.02
SOFTWARE
Microsoft Corp.	3,369,523	96,402,053	1.34
Oracle Corp.	1,710,431	55,315,339	0.77
Other securities[a]		100,645,591	1.40

		252,362,983	3.51
TELECOMMUNICATIONS
AT&T Inc.	2,457,232	90,155,842	1.25
Cisco Systems Inc.	2,398,189	50,146,132	0.70
Verizon Communications Inc.	1,271,794	62,508,675	0.87
Other securities[a]		80,396,952	1.12

		283,207,601	3.94
TEXTILES
Other securities[a]		4,979,471	0.07

		4,979,471	0.07
TOYS, GAMES & HOBBIES
Other securities[a]		8,898,541	0.12

		8,898,541	0.12

SCHEDULES OF INVESTMENTS	37

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

March 31, 2013

Security	Shares	Value	% of Net Assets

TRANSPORTATION
Union Pacific Corp.	213,014	$30,335,324	0.42%
Other securities[a]		89,767,744	1.25

		120,103,068	1.67
TRUCKING & LEASING
Other securities[a]		1,065,593	0.01

		1,065,593	0.01
WATER
Other securities[a]		5,255,861	0.07

		5,255,861	0.07

TOTAL COMMON STOCKS
(Cost: $6,406,913,645)		7,168,043,489	99.76

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[b,d,e]	157,845,942	157,845,942	2.20
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[b,d,e]	11,211,347	11,211,347	0.16
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[b,d]	40,477,805	40,477,805	0.56

		209,535,094	2.92

TOTAL SHORT-TERM INVESTMENTS
(Cost: $209,535,094)		209,535,094	2.92

TOTAL INVESTMENTS IN SECURITIES
(Cost: $6,616,448,739)		7,377,578,583	102.68
Other Assets, Less Liabilities		(192,478,646)	(2.68)

NET ASSETS		$7,185,099,937	100.00%

NVS — Non-Voting Shares

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2013. Other securities may include securities on loan and non-income earning securities.

[b]	Affiliated issuer. See Note 2.
[c]	Non-income earning security.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

Financial futures contracts purchased as of March 31, 2013 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
186	E-mini S&P 500 (Jun. 2013)	Chicago Mercantile	$14,533,110	$266,884

15	E-mini S&P MidCap 400 (Jun. 2013)	Chicago Mercantile	1,726,500	55,811

			$16,259,610	$322,695

See notes to financial statements.

38	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value	% of Net Assets

COMMON STOCKS

ADVERTISING
Other securities[a]		$49,893,392	0.26%

		49,893,392	0.26
AEROSPACE & DEFENSE
Boeing Co. (The)	1,701,502	146,073,947	0.75
United Technologies Corp.	2,292,678	214,204,905	1.10
Other securities[a]		117,069,228	0.61

		477,348,080	2.46
AGRICULTURE
Altria Group Inc.	3,971,349	136,574,692	0.70
Philip Morris International Inc.	3,942,796	365,536,617	1.88
Other securities[a]		52,118,529	0.28

		554,229,838	2.86
AIRLINES
Other securities[a]		61,961,125	0.32

		61,961,125	0.32
APPAREL
Nike Inc. Class B	1,818,649	107,318,477	0.55
Other securities[a]		142,657,420	0.74

		249,975,897	1.29
AUTO MANUFACTURERS
Other securities[a]		16,918,153	0.09

		16,918,153	0.09
AUTO PARTS & EQUIPMENT
Other securities[a]		79,158,718	0.41

		79,158,718	0.41
BANKS
Other securities[a]		1,652,227	0.01

		1,652,227	0.01
BEVERAGES
Coca-Cola Co. (The)	9,771,923	395,176,566	2.04
PepsiCo Inc.	3,934,216	311,235,828	1.60
Other securities[a]		83,219,433	0.43

		789,631,827	4.07
BIOTECHNOLOGY
Amgen Inc.	1,956,513	200,562,148	1.03
Biogen Idec Inc.[b]	602,946	116,314,313	0.60
Celgene Corp.[b]	1,108,300	128,463,053	0.66

Security	Shares	Value	% of Net Assets

Gilead Sciences Inc.[b,c]	3,810,537	$186,449,575	0.96%
Other securities[a]		157,200,955	0.81

		788,990,044	4.06
BUILDING MATERIALS
Other securities[a]		37,622,888	0.19

		37,622,888	0.19
CHEMICALS
E.I. du Pont de Nemours and Co.	2,357,494	115,894,405	0.60
Monsanto Co.	1,341,542	141,707,081	0.73
Other securities[a]		397,468,098	2.04

		655,069,584	3.37
COMMERCIAL SERVICES
MasterCard Inc. Class A	272,645	147,536,389	0.76
Other securities[a]		357,795,597	1.84

		505,331,986	2.60
COMPUTERS
Accenture PLC Class A	1,619,585	123,039,872	0.63
Apple Inc.	2,351,955	1,041,045,842	5.36
EMC Corp.[b]	5,280,703	126,155,995	0.65
International Business Machines Corp.	2,741,867	584,840,231	3.01
Other securities[a]		190,306,210	0.99

		2,065,388,150	10.64
COSMETICS & PERSONAL CARE
Colgate-Palmolive Co.	1,100,602	129,904,054	0.67
Other securities[a]		93,377,469	0.48

		223,281,523	1.15
DISTRIBUTION & WHOLESALE
Other securities[a]		131,344,215	0.68

		131,344,215	0.68
DIVERSIFIED FINANCIAL SERVICES
American Express Co.	1,619,976	109,283,581	0.56
BlackRock Inc.[d]	171,055	43,940,608	0.23
Visa Inc. Class A	1,314,633	223,277,269	1.15
Other securities[a]		151,459,458	0.78

		527,960,916	2.72
ELECTRIC
Other securities[a]		11,497,759	0.06

		11,497,759	0.06

SCHEDULES OF INVESTMENTS	39

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value	% of Net Assets

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		$125,407,695	0.65%

		125,407,695	0.65
ELECTRONICS
Honeywell International Inc.	1,959,875	147,676,581	0.76
Other securities[a]		148,835,613	0.77

		296,512,194	1.53
ENGINEERING & CONSTRUCTION
Other securities[a]		30,285,923	0.16

		30,285,923	0.16
ENTERTAINMENT
Other securities[a]		24,923,434	0.13

		24,923,434	0.13
ENVIRONMENTAL CONTROL
Other securities[a]		31,685,328	0.16

		31,685,328	0.16
FOOD
Other securities[a]		374,128,127	1.93

		374,128,127	1.93
GAS
Other securities[a]		2,434,679	0.01

		2,434,679	0.01
HAND & MACHINE TOOLS
Other securities[a]		13,758,854	0.07

		13,758,854	0.07
HEALTH CARE — PRODUCTS
Baxter International Inc.	1,267,940	92,103,162	0.47
Other securities[a]		297,558,388	1.54

		389,661,550	2.01
HEALTH CARE — SERVICES
Other securities[a]		68,588,943	0.35

		68,588,943	0.35
HOLDING COMPANIES — DIVERSIFIED
Other securities[a]		3,190,356	0.02

		3,190,356	0.02
HOME BUILDERS
Other securities[a]		13,694,067	0.07

		13,694,067	0.07
HOME FURNISHINGS
Other securities[a]		7,438,644	0.04

		7,438,644	0.04

Security	Shares	Value	% of Net Assets

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		$120,684,438	0.62%

		120,684,438	0.62
HOUSEWARES
Other securities[a]		7,021,192	0.04

		7,021,192	0.04
INSURANCE
Other securities[a]		110,276,238	0.57

		110,276,238	0.57
INTERNET
Amazon.com Inc.[b]	910,089	242,529,618	1.25
eBay Inc.[b]	2,913,678	157,979,621	0.81
Google Inc. Class Ab	651,142	517,026,282	2.66
Other securities[a]		292,031,121	1.51

		1,209,566,642	6.23
IRON & STEEL
Other securities[a]		2,304,632	0.01

		2,304,632	0.01
LEISURE TIME
Other securities[a]		47,175,729	0.24

		47,175,729	0.24
LODGING
Other securities[a]		159,395,424	0.82

		159,395,424	0.82
MACHINERY
Caterpillar Inc.	1,641,393	142,751,949	0.74
Other securities[a]		288,365,719	1.48

		431,117,668	2.22
MANUFACTURING
3M Co.	1,569,324	166,834,834	0.86
Other securities[a]		200,874,348	1.03

		367,709,182	1.89
MEDIA
Comcast Corp. Class A	3,214,759	135,052,026	0.70
Walt Disney Co. (The)	1,655,796	94,049,213	0.48
Other securities[a]		529,171,932	2.73

		758,273,171	3.91
METAL FABRICATE & HARDWARE
Other securities[a]		79,559,954	0.41

		79,559,954	0.41

40	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value	% of Net Assets

MINING
Other securities[a]		$34,307,215	0.18%

		34,307,215	0.18
OFFICE & BUSINESS EQUIPMENT
Other securities[a]		3,896,976	0.02

		3,896,976	0.02
OIL & GAS
Other securities[a]		289,139,728	1.49

		289,139,728	1.49
OIL & GAS SERVICES
Schlumberger Ltd.	3,354,708	251,234,082	1.29
Other securities[a]		160,257,102	0.83

		411,491,184	2.12
PACKAGING & CONTAINERS
Other securities[a]		47,884,083	0.25

		47,884,083	0.25
PHARMACEUTICALS
Abbott Laboratories	3,752,798	132,548,825	0.68
AbbVie Inc.	3,752,643	153,032,782	0.79
Bristol-Myers Squibb Co.	3,858,166	158,917,858	0.82
Express Scripts Holding Co.[b]	2,026,394	116,821,614	0.60
Johnson & Johnson	1,554,525	126,740,423	0.65
Other securities[a]		498,601,355	2.57

		1,186,662,857	6.11
PIPELINES
Other securities[a]		136,138,963	0.70

		136,138,963	0.70
REAL ESTATE
Other securities[a]		22,839,006	0.12

		22,839,006	0.12
REAL ESTATE INVESTMENT TRUSTS
Simon Property Group Inc.	641,145	101,659,951	0.52
Other securities[a]		313,380,809	1.62

		415,040,760	2.14
RETAIL
Costco Wholesale Corp.	1,089,838	115,642,710	0.60
Home Depot Inc. (The)	3,850,500	268,687,890	1.38
McDonald’s Corp.	2,556,473	254,854,793	1.31
Starbucks Corp.	1,908,444	108,704,970	0.56

Security	Shares	Value	% of Net Assets

TJX Companies Inc. (The)	1,865,206	$87,198,381	0.45%
Wal-Mart Stores Inc.	3,354,617	251,025,990	1.29
Other securities[a]		704,464,473	3.64

		1,790,579,207	9.23
SAVINGS & LOANS
Other securities[a]		2,460,461	0.01

		2,460,461	0.01
SEMICONDUCTORS
Intel Corp.	9,403,806	205,473,161	1.06
QUALCOMM Inc.	4,312,357	288,712,301	1.49
Other securities[a]		267,598,589	1.37

		761,784,051	3.92
SOFTWARE
Microsoft Corp.	18,933,804	541,696,132	2.79
Oracle Corp.	9,611,524	310,836,686	1.60
Other securities[a]		445,115,941	2.30

		1,297,648,759	6.69
TELECOMMUNICATIONS
Verizon Communications Inc.	7,146,598	351,255,292	1.81
Other securities[a]		195,050,952	1.00

		546,306,244	2.81
TEXTILES
Other securities[a]		5,205,045	0.03

		5,205,045	0.03
TOYS, GAMES & HOBBIES
Other securities[a]		40,642,541	0.21

		40,642,541	0.21
TRANSPORTATION
Union Pacific Corp.	1,198,075	170,617,861	0.88
United Parcel Service Inc. Class B	1,822,355	156,540,294	0.81
Other securities[a]		152,594,949	0.78

		479,753,104	2.47
WATER
Other securities[a]		1,347,330	0.01

		1,347,330	0.01

TOTAL COMMON STOCKS
(Cost: $16,014,062,453)		19,375,177,900	99.84

SCHEDULES OF INVESTMENTS	41

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value	% of Net Assets

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[d,e,f]	693,051,557	$693,051,557	3.57%
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[d,e,f]	49,225,477	49,225,477	0.25
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[d,e]	73,691,903	73,691,903	0.38

		815,968,937	4.20

TOTAL SHORT-TERM INVESTMENTS
(Cost: $815,968,937)		815,968,937	4.20

TOTAL INVESTMENTS IN SECURITIES
(Cost: $16,830,031,390)		20,191,146,837	104.04
Other Assets, Less Liabilities		(784,644,561)	(4.04)

NET ASSETS		$19,406,502,276	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2013. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

42	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL 1000 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value	% of Net Assets

COMMON STOCKS

ADVERTISING
Other securities[a]		$11,608,560	0.07%

		11,608,560	0.07
AEROSPACE & DEFENSE
Other securities[a]		170,818,661	1.01

		170,818,661	1.01
AGRICULTURE
Other securities[a]		145,431,618	0.86

		145,431,618	0.86
AIRLINES
Other securities[a]		27,881,239	0.16

		27,881,239	0.16
APPAREL
Other securities[a]		1,643,300	0.01

		1,643,300	0.01
AUTO MANUFACTURERS
Ford Motor Co.	7,650,677	100,606,403	0.59
Other securities[a]		85,005,405	0.50

		185,611,808	1.09
AUTO PARTS & EQUIPMENT
Other securities[a]		77,887,167	0.46

		77,887,167	0.46
BANKS
Bank of America Corp.	21,972,058	267,619,666	1.58
Bank of New York Mellon Corp. (The)	2,432,877	68,096,227	0.40
Capital One Financial Corp.	1,183,804	65,050,030	0.38
Citigroup Inc.	5,978,240	264,477,338	1.56
Goldman Sachs Group Inc. (The)	948,682	139,598,556	0.82
J.P. Morgan Chase & Co.	7,760,892	368,331,934	2.17
Morgan Stanley	3,142,604	69,074,436	0.41
PNC Financial Services Group Inc. (The)[b]	1,078,570	71,724,905	0.42
U.S. Bancorp	3,862,602	131,058,086	0.77
Wells Fargo & Co.	9,988,791	369,485,379	2.18
Other securities[a]		405,787,911	2.39

		2,220,304,468	13.08

Security	Shares	Value	% of Net Assets

BEVERAGES
Other securities[a]		$71,978,482	0.42%

		71,978,482	0.42
BIOTECHNOLOGY
Other securities[a]		28,244,001	0.17

		28,244,001	0.17
BUILDING MATERIALS
Other securities[a]		38,099,202	0.23

		38,099,202	0.23
CHEMICALS
Dow Chemical Co. (The)	2,438,129	77,630,027	0.46
Other securities[a]		188,616,697	1.11

		266,246,724	1.57
COAL
Other securities[a]		34,532,104	0.20

		34,532,104	0.20
COMMERCIAL SERVICES
Other securities[a]		101,589,511	0.60

		101,589,511	0.60
COMPUTERS
Hewlett-Packard Co.	4,032,640	96,138,138	0.57
Other securities[a]		137,524,004	0.81

		233,662,142	1.38
COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	5,178,581	399,061,452	2.35
Other securities[a]		13,633,048	0.08

		412,694,500	2.43
DISTRIBUTION & WHOLESALE
Other securities[a]		21,350,218	0.13

		21,350,218	0.13
DIVERSIFIED FINANCIAL SERVICES
BlackRock Inc.[b]	120,912	31,059,875	0.18
Other securities[a]		363,252,395	2.14

		394,312,270	2.32
ELECTRIC
Dominion Resources Inc.	1,165,741	67,822,811	0.40
Duke Energy Corp.	1,435,340	104,191,331	0.61
Exelon Corp.	1,739,730	59,985,890	0.35
NextEra Energy Inc.	850,763	66,087,270	0.39

SCHEDULES OF INVESTMENTS	43

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value	% of Net Assets

Southern Co. (The)	1,771,750	$83,130,510	0.49%
Other securities[a]		596,736,650	3.52

		977,954,462	5.76
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		41,405,659	0.24

		41,405,659	0.24
ELECTRONICS
Other securities[a]		131,610,785	0.78

		131,610,785	0.78
ENGINEERING & CONSTRUCTION
Other securities[a]		56,465,796	0.33

		56,465,796	0.33
ENTERTAINMENT
Other securities[a]		23,207,822	0.14

		23,207,822	0.14
ENVIRONMENTAL CONTROL
Other securities[a]		70,049,428	0.41

		70,049,428	0.41
FOOD
Mondelez International Inc. Class A	3,427,722	104,922,571	0.62
Other securities[a]		218,388,760	1.29

		323,311,331	1.91
FOREST PRODUCTS & PAPER
Other securities[a]		60,028,689	0.35

		60,028,689	0.35
GAS
Other securities[a]		118,396,780	0.70

		118,396,780	0.70
HAND & MACHINE TOOLS
Other securities[a]		47,496,920	0.28

		47,496,920	0.28
HEALTH CARE — PRODUCTS
Covidien PLC	933,744	63,345,193	0.37
Medtronic Inc.	1,986,276	93,275,521	0.55
Other securities[a]		157,988,251	0.93

		314,608,965	1.85
HEALTH CARE — SERVICES
UnitedHealth Group Inc.	2,115,607	121,033,877	0.71
Other securities[a]		234,109,201	1.38

		355,143,078	2.09

Security	Shares	Value	% of Net Assets

HOLDING COMPANIES — DIVERSIFIED
Other securities[a]		$33,478,734	0.19%

		33,478,734	0.19
HOME BUILDERS
Other securities[a]		54,567,649	0.32

		54,567,649	0.32
HOME FURNISHINGS
Other securities[a]		24,996,204	0.15

		24,996,204	0.15
HOUSEHOLD PRODUCTS & WARES
Other securities[a]		54,835,605	0.32

		54,835,605	0.32
HOUSEWARES
Other securities[a]		15,362,617	0.09

		15,362,617	0.09
INSURANCE
ACE Ltd.	690,906	61,469,907	0.36
Berkshire Hathaway Inc. Class Bc	3,630,767	378,325,921	2.23
MetLife Inc.	1,735,239	65,973,787	0.39
Other securities[a]		739,960,547	4.36

		1,245,730,162	7.34
INTERNET
Other securities[a]		128,827,561	0.76

		128,827,561	0.76
IRON & STEEL
Other securities[a]		72,873,250	0.43

		72,873,250	0.43
LEISURE TIME
Other securities[a]		40,044,883	0.24

		40,044,883	0.24
LODGING
Other securities[a]		18,278,828	0.11

		18,278,828	0.11
MACHINERY
Other securities[a]		52,107,148	0.31

		52,107,148	0.31
MANUFACTURING
General Electric Co.	21,600,717	499,408,577	2.94
Other securities[a]		251,522,957	1.49

		750,931,534	4.43

44	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value	% of Net Assets

MEDIA
Comcast Corp. Class A	2,869,503	$120,547,821	0.71%
News Corp. Class A NVS	2,802,532	85,533,277	0.50
Time Warner Inc.	1,957,554	112,794,261	0.66
Walt Disney Co. (The)	2,303,496	130,838,573	0.77
Other securities[a]		135,557,796	0.81

		585,271,728	3.45
METAL FABRICATE & HARDWARE
Other securities[a]		9,165,338	0.05

		9,165,338	0.05
MINING
Freeport-McMoRan Copper & Gold Inc.	1,936,049	64,083,222	0.38
Other securities[a]		66,771,230	0.39

		130,854,452	0.77
OFFICE & BUSINESS EQUIPMENT
Other securities[a]		24,211,339	0.14

		24,211,339	0.14
OIL & GAS
Anadarko Petroleum Corp.	1,018,852	89,098,607	0.53
Apache Corp.	797,272	61,517,508	0.36
Chevron Corp.	4,021,713	477,859,939	2.82
ConocoPhillips	2,578,530	154,969,653	0.91
Exxon Mobil Corp.	9,532,988	859,017,549	5.06
Marathon Petroleum Corp.	695,407	62,308,467	0.37
Occidental Petroleum Corp.	1,653,921	129,617,789	0.76
Phillips 66	1,275,245	89,228,893	0.53
Other securities[a]		511,213,907	3.01

		2,434,832,312	14.35
OIL & GAS SERVICES
Other securities[a]		160,913,452	0.95

		160,913,452	0.95
PACKAGING & CONTAINERS
Other securities[a]		52,828,033	0.31

		52,828,033	0.31
PHARMACEUTICALS
Eli Lilly and Co.	1,329,197	75,485,098	0.44
Johnson & Johnson	4,339,411	353,792,179	2.08

Security	Shares	Value	% of Net Assets

Merck & Co. Inc.	6,201,279	$274,282,570	1.62%
Pfizer Inc.	15,266,283	440,584,927	2.60
Other securities[a]		86,751,494	0.51

		1,230,896,268	7.25
PIPELINES
Other securities[a]		41,071,606	0.24

		41,071,606	0.24
REAL ESTATE
Other securities[a]		27,707,586	0.16

		27,707,586	0.16
REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		706,765,734	4.17

		706,765,734	4.17
RETAIL
CVS Caremark Corp.	2,085,441	114,678,401	0.68
Lowe’s Companies Inc.	1,993,435	75,591,055	0.45
Target Corp.	1,273,012	87,137,671	0.51
Walgreen Co.	1,759,626	83,898,968	0.49
Other securities[a]		222,917,423	1.31

		584,223,518	3.44
SAVINGS & LOANS
Other securities[a]		46,735,794	0.28

		46,735,794	0.28
SEMICONDUCTORS
Other securities[a]		287,171,937	1.69

		287,171,937	1.69
SHIPBUILDING
Other securities[a]		5,379,930	0.03

		5,379,930	0.03
SOFTWARE
Other securities[a]		98,330,029	0.58

		98,330,029	0.58
TELECOMMUNICATIONS
AT&T Inc.	11,195,421	410,759,997	2.42
Cisco Systems Inc.	10,922,181	228,382,805	1.35
Other securities[a]		207,443,118	1.22

		846,585,920	4.99
TEXTILES
Other securities[a]		18,271,246	0.11

		18,271,246	0.11

SCHEDULES OF INVESTMENTS	45

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value	% of Net Assets

TOYS, GAMES & HOBBIES
Other securities[a]		$7,815,898	0.05%

		7,815,898	0.05
TRANSPORTATION
FedEx Corp.	602,813	59,196,237	0.35
Other securities[a]		98,756,671	0.58

		157,952,908	0.93
TRUCKING & LEASING
Other securities[a]		4,962,355	0.03

		4,962,355	0.03
WATER
Other securities[a]		22,709,987	0.13

		22,709,987	0.13

TOTAL COMMON STOCKS
(Cost: $14,756,574,630)		16,940,267,235	99.82

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[b,d,e]	376,944,347	376,944,347	2.22
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[b,d,e]	26,773,283	26,773,283	0.16
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[b,d]	91,555,441	91,555,441	0.54

		495,273,071	2.92

TOTAL SHORT-TERM INVESTMENTS
(Cost: $495,273,071)		495,273,071	2.92

TOTAL INVESTMENTS IN SECURITIES
(Cost: $15,251,847,701)		17,435,540,306	102.74
Other Assets, Less Liabilities		(464,929,174)	(2.74)

NET ASSETS		$16,970,611,132	100.00%

NVS — Non-Voting Shares

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2013. Other securities may include securities on loan and non-income earning securities.
[b]	Affiliated issuer. See Note 2.
[c]	Non-income earning security.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

46	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2013

Security	Shares	Value	% of Net Assets

COMMON STOCKS

ADVERTISING
Other securities[a]		$14,718,780	0.07%

		14,718,780	0.07
AEROSPACE & DEFENSE
Teledyne Technologies Inc.[b]	582,248	45,671,533	0.21
Other securities[a]		224,737,123	1.05

		270,408,656	1.26
AGRICULTURE
Other securities[a]		70,470,133	0.33

		70,470,133	0.33
AIRLINES
Alaska Air Group Inc.[b]	1,125,998	72,018,832	0.34
Other securities[a]		129,005,710	0.60

		201,024,542	0.94
APPAREL
Other securities[a]		219,453,295	1.03

		219,453,295	1.03
AUTO MANUFACTURERS
Other securities[a]		11,062,442	0.05

		11,062,442	0.05
AUTO PARTS & EQUIPMENT
Dana Holding Corp.	2,339,561	41,714,373	0.19
Other securities[a]		174,947,520	0.82

		216,661,893	1.01
BANKS
Other securities[a]		1,370,434,390	6.40

		1,370,434,390	6.40
BEVERAGES
Other securities[a]		29,848,382	0.14

		29,848,382	0.14
BIOTECHNOLOGY
Cubist Pharmaceuticals Inc.[b,c]	1,003,309	46,974,927	0.22
Seattle Genetics Inc.[b,c]	1,505,466	53,459,098	0.25
Other securities[a]		394,574,072	1.84

		495,008,097	2.31
BUILDING MATERIALS
Eagle Materials Inc.	774,341	51,594,341	0.24
Louisiana-Pacific Corp.[b]	2,178,398	47,053,397	0.22

Security	Shares	Value	% of Net Assets

Other securities[a]		$208,877,912	0.98%

		307,525,650	1.44
CHEMICALS
Axiall Corp.[c]	1,100,545	68,409,877	0.32
Other securities[a]		380,055,376	1.78

		448,465,253	2.10
COAL
Other securities[a]		57,241,056	0.27

		57,241,056	0.27
COMMERCIAL SERVICES
Avis Budget Group Inc.[b,c]	1,681,404	46,793,473	0.22
CoStar Group Inc.[b,c]	446,798	48,906,509	0.23
MAXIMUS Inc.	537,787	43,006,826	0.20
Sotheby’s	1,073,216	40,149,011	0.19
WEX Inc.[b]	615,594	48,324,129	0.23
Other securities[a]		1,097,767,887	5.12

		1,324,947,835	6.19
COMPUTERS
Other securities[a]		404,419,784	1.89

		404,419,784	1.89
COSMETICS & PERSONAL CARE
Other securities[a]		26,388,760	0.12

		26,388,760	0.12
DISTRIBUTION & WHOLESALE
Other securities[a]		225,847,792	1.06

		225,847,792	1.06
DIVERSIFIED FINANCIAL SERVICES
Ocwen Financial Corp.[b]	1,702,169	64,546,248	0.30
Other securities[a]		502,919,648	2.35

		567,465,896	2.65
ELECTRIC
Cleco Corp.	965,056	45,386,584	0.21
Other securities[a]		402,685,847	1.88

		448,072,431	2.09
ELECTRICAL COMPONENTS & EQUIPMENT
Acuity Brands Inc.	670,713	46,513,947	0.22
Other securities[a]		185,549,104	0.86

		232,063,051	1.08
ELECTRONICS
Cymer Inc.[b]	490,063	47,095,054	0.22
Woodward Inc.	1,095,403	43,553,223	0.20
Other securities[a]		395,758,563	1.85

		486,406,840	2.27

SCHEDULES OF INVESTMENTS	47

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2013

Security	Shares	Value	% of Net Assets

ENERGY — ALTERNATE SOURCES
Other securities[a]		$41,170,881	0.19%

		41,170,881	0.19
ENGINEERING & CONSTRUCTION
EMCOR Group Inc.	1,057,242	44,816,488	0.21
Other securities[a]		127,544,090	0.60

		172,360,578	0.81
ENTERTAINMENT
Six Flags Entertainment Corp.	587,575	42,587,436	0.20
Other securities[a]		185,026,337	0.86

		227,613,773	1.06
ENVIRONMENTAL CONTROL
Other securities[a]		141,638,718	0.66

		141,638,718	0.66
FOOD
Other securities[a]		413,880,379	1.93

		413,880,379	1.93
FOREST PRODUCTS & PAPER
Other securities[a]		154,831,579	0.72

		154,831,579	0.72
GAS
Other securities[a]		209,939,305	0.98

		209,939,305	0.98
HAND & MACHINE TOOLS
Other securities[a]		27,452,113	0.13

		27,452,113	0.13
HEALTH CARE — PRODUCTS
Other securities[a]		656,306,507	3.07

		656,306,507	3.07
HEALTH CARE — SERVICES
HealthSouth Corp.[b,c]	1,514,301	39,932,117	0.19
Other securities[a]		305,372,291	1.42

		345,304,408	1.61
HOLDING COMPANIES — DIVERSIFIED
Blackrock Kelso Capital Corp.[d]	1,167,175	11,671,750	0.05
Other securities[a]		220,828,808	1.04

		232,500,558	1.09
HOME BUILDERS
Other securities[a]		157,804,414	0.74

		157,804,414	0.74

Security	Shares	Value	% of Net Assets

HOME FURNISHINGS
Other securities[a]		$102,472,034	0.48%

		102,472,034	0.48
HOUSEHOLD PRODUCTS & WARES
Other securities[a]		115,460,587	0.54

		115,460,587	0.54
HOUSEWARES
Other securities[a]		8,092,713	0.04

		8,092,713	0.04
INSURANCE
Alterra Capital Holdings Ltd.	1,358,137	42,781,315	0.20
First American Financial Corp.	1,681,805	43,003,754	0.20
Other securities[a]		482,414,681	2.26

		568,199,750	2.66
INTERNET
Other securities[a]		508,209,140	2.38

		508,209,140	2.38
IRON & STEEL
Other securities[a]		26,650,749	0.13

		26,650,749	0.13
LEISURE TIME
Brunswick Corp.	1,414,758	48,413,019	0.23
Other securities[a]		89,958,999	0.42

		138,372,018	0.65
LODGING
Other securities[a]		79,094,436	0.37

		79,094,436	0.37
MACHINERY
Middleby Corp. (The)[b,c]	296,578	45,124,343	0.21
Other securities[a]		290,320,231	1.36

		335,444,574	1.57
MANUFACTURING
A.O. Smith Corp.	616,901	45,385,407	0.21
CLARCOR Inc.	795,912	41,689,871	0.19
Hexcel Corp.[b]	1,577,366	45,759,388	0.21
Other securities[a]		312,996,726	1.47

		445,831,392	2.08
MEDIA
Other securities[a]		148,513,131	0.69

		148,513,131	0.69

48	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2013

Security	Shares	Value	% of Net Assets

METAL FABRICATE & HARDWARE
Other securities[a]		$179,967,187	0.84%

		179,967,187	0.84
MINING
Other securities[a]		187,450,812	0.88

		187,450,812	0.88
OFFICE FURNISHINGS
Other securities[a]		100,866,372	0.47

		100,866,372	0.47
OIL & GAS
Gulfport Energy Corp.[b]	1,206,570	55,297,103	0.26
Oasis Petroleum Inc.[b,c]	1,265,375	48,172,826	0.23
Other securities[a]		571,078,952	2.66

		674,548,881	3.15
OIL & GAS SERVICES
Dril-Quip Inc.[b]	636,580	55,490,679	0.26
Other securities[a]		345,001,128	1.61

		400,491,807	1.87
PACKAGING & CONTAINERS
Other securities[a]		32,775,665	0.15

		32,775,665	0.15
PHARMACEUTICALS
Alkermes PLC[b]	1,939,349	45,981,965	0.21
Pharmacyclics Inc.[b,c]	861,712	69,290,262	0.32
Other securities[a]		626,599,527	2.94

		741,871,754	3.47
PIPELINES
Other securities[a]		46,664,824	0.22

		46,664,824	0.22
REAL ESTATE
Other securities[a]		41,718,304	0.20

		41,718,304	0.20
REAL ESTATE INVESTMENT TRUSTS
GEO Group Inc. (The)	1,126,733	42,387,695	0.20
Highwoods Properties Inc.[c]	1,243,945	49,222,904	0.23
Invesco Mortgage Capital Inc.	2,113,907	45,216,471	0.21
Omega Healthcare Investors Inc.[c]	1,774,812	53,883,292	0.25
PennyMac Mortgage Investment Trust[d]	880,631	22,799,537	0.11

Security	Shares	Value	% of Net Assets

RLJ Lodging Trust	1,944,137	$44,248,558	0.21%
Starwood Property Trust Inc.	2,142,888	59,486,571	0.28
Two Harbors Investment Corp.	5,675,639	71,569,808	0.33
Other securities[a]		1,540,535,682	7.20

		1,906,550,981	8.91
RETAIL
Cabela’s Inc.[b]	738,932	44,912,287	0.21
Domino’s Pizza Inc.	917,267	47,184,215	0.22
Other securities[a]		1,263,416,959	5.90

		1,355,513,461	6.33
SAVINGS & LOANS
Other securities[a]		229,482,115	1.07

		229,482,115	1.07
SEMICONDUCTORS
Other securities[a]		652,765,103	3.05

		652,765,103	3.05
SOFTWARE
Aspen Technology Inc.[b]	1,482,270	47,862,498	0.22
athenahealth Inc.[b,c]	567,761	55,095,527	0.26
CommVault Systems Inc.[b]	707,425	57,994,701	0.27
PTC Inc.[b]	1,894,136	48,281,527	0.23
Ultimate Software Group Inc. (The)[b,c]	421,842	43,939,063	0.21
Other securities[a]		638,853,971	2.98

		892,027,287	4.17
STORAGE & WAREHOUSING
Other securities[a]		21,942,357	0.10

		21,942,357	0.10
TELECOMMUNICATIONS
Aruba Networks Inc.[b,c]	1,771,258	43,820,923	0.20
Other securities[a]		573,663,221	2.69

		617,484,144	2.89
TEXTILES
Other securities[a]		36,522,287	0.17

		36,522,287	0.17
TOYS, GAMES & HOBBIES
Other securities[a]		10,619,073	0.05

		10,619,073	0.05
TRANSPORTATION
Genesee & Wyoming Inc. Class Ab	702,171	65,379,142	0.31

SCHEDULES OF INVESTMENTS	49

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2013

Security	Shares	Value	% of Net Assets

Old Dominion Freight Line Inc.[b]	1,128,827	$43,121,191	0.20%
Other securities[a]		296,149,369	1.38

		404,649,702	1.89
TRUCKING & LEASING
Other securities[a]		62,901,423	0.29

		62,901,423	0.29
VENTURE CAPITAL
Other securities[a]		20,292,860	0.10

		20,292,860	0.10
WATER
Other securities[a]		64,483,370	0.30

		64,483,370	0.30

TOTAL COMMON STOCKS (Cost: $23,746,210,778)		21,366,668,464	99.85

INVESTMENT COMPANIES

CLOSED-END FUNDS
Other securities[a]		2,602,761	0.01

		2,602,761	0.01

TOTAL INVESTMENT COMPANIES
(Cost: $2,584,880)		2,602,761	0.01

WARRANTS

OIL & GAS
Other securities[a]		18,841	0.00

		18,841	0.00

TOTAL WARRANTS (Cost: $0)		18,841	0.00

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[d,e,f]	2,824,093,212	2,824,093,212	13.19
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[d,e,f]	200,587,292	200,587,292	0.94

Security	Shares	Value	% of Net Assets

BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[d,e]	73,324,158	$73,324,158	0.34%

		3,098,004,662	14.47

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,098,004,662)		3,098,004,662	14.47

TOTAL INVESTMENTS IN SECURITIES (Cost: $26,844,215,440)		24,467,294,728	114.33
Other Assets, Less Liabilities		(3,067,230,072)	(14.33)

NET ASSETS		$21,400,064,656	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2013. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

50	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value	% of Net Assets

COMMON STOCKS

ADVERTISING
Other securities[a]		$1,612,219	0.03%

		1,612,219	0.03
AEROSPACE & DEFENSE
HEICO Corp.	385,095	16,716,974	0.35
Other securities[a]		28,343,615	0.59

		45,060,589	0.94
AGRICULTURE
Other securities[a]		10,257,526	0.21

		10,257,526	0.21
AIRLINES
Alaska Air Group Inc.[b]	492,747	31,516,098	0.66
US Airways Group Inc.[b,c]	1,149,181	19,501,601	0.41
Other securities[a]		21,276,841	0.44

		72,294,540	1.51
APPAREL
Other securities[a]		52,646,193	1.10

		52,646,193	1.10
AUTO MANUFACTURERS
Other securities[a]		5,119,360	0.11

		5,119,360	0.11
AUTO PARTS & EQUIPMENT
Tenneco Inc.[b]	443,972	17,452,539	0.36
Other securities[a]		33,790,155	0.71

		51,242,694	1.07
BANKS
Other securities[a]		26,683,133	0.56

		26,683,133	0.56
BEVERAGES
Other securities[a]		12,613,333	0.26

		12,613,333	0.26
BIOTECHNOLOGY
Cubist Pharmaceuticals Inc.[b]	463,599	21,705,705	0.45
Seattle Genetics Inc.[b,c]	695,639	24,702,141	0.52
Other securities[a]		151,706,454	3.17

		198,114,300	4.14

Security	Shares	Value	% of Net Assets

BUILDING MATERIALS
Eagle Materials Inc.	357,804	$23,840,481	0.50%
Other securities[a]		42,346,448	0.88

		66,186,929	1.38
CHEMICALS
Axiall Corp.	416,535	25,891,816	0.54
Other securities[a]		93,301,725	1.95

		119,193,541	2.49
COAL
Other securities[a]		5,929,521	0.12

		5,929,521	0.12
COMMERCIAL SERVICES
Avis Budget Group Inc.[b,c]	776,626	21,613,502	0.45
CoStar Group Inc.[b]	206,451	22,598,126	0.47
HMS Holdings Corp.[b,c]	628,591	17,066,246	0.36
MAXIMUS Inc.	248,317	19,857,910	0.41
PAREXEL International Corp.[b]	438,409	17,321,540	0.36
WEX Inc.[b]	284,450	22,329,325	0.47
Other securities[a]		279,748,915	5.85

		400,535,564	8.37
COMPUTERS
3D Systems Corp.[b,c]	569,119	18,348,397	0.38
Other securities[a]		104,426,285	2.19

		122,774,682	2.57
COSMETICS & PERSONAL CARE
Other securities[a]		8,475,884	0.18

		8,475,884	0.18
DISTRIBUTION & WHOLESALE
Pool Corp.	347,555	16,682,640	0.35
Watsco Inc.	215,101	18,107,202	0.38
Other securities[a]		44,877,420	0.94

		79,667,262	1.67
DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		121,603,971	2.54

		121,603,971	2.54
ELECTRIC
Other securities[a]		3,683,494	0.08

		3,683,494	0.08
ELECTRICAL COMPONENTS & EQUIPMENT
Acuity Brands Inc.	309,915	21,492,605	0.45
Other securities[a]		50,481,101	1.05

		71,973,706	1.50

SCHEDULES OF INVESTMENTS	51

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value	% of Net Assets

ELECTRONICS
FEI Co.	260,690	$16,827,539	0.35%
Woodward Inc.	506,143	20,124,246	0.42
Other securities[a]		69,709,123	1.46

		106,660,908	2.23
ENERGY — ALTERNATE SOURCES
Other securities[a]		11,571,337	0.24

		11,571,337	0.24
ENGINEERING & CONSTRUCTION
Other securities[a]		27,397,899	0.57

		27,397,899	0.57
ENTERTAINMENT
Six Flags Entertainment Corp.	271,456	19,675,131	0.41
Other securities[a]		36,454,316	0.76

		56,129,447	1.17
ENVIRONMENTAL CONTROL
Other securities[a]		39,796,456	0.83

		39,796,456	0.83
FOOD
United Natural Foods Inc.[b]	357,531	17,590,525	0.37
Other securities[a]		107,560,758	2.25

		125,151,283	2.62
FOREST PRODUCTS & PAPER
Other securities[a]		31,501,506	0.66

		31,501,506	0.66
GAS
Other securities[a]		4,244,940	0.09

		4,244,940	0.09
HAND & MACHINE TOOLS
Other securities[a]		10,942,813	0.23

		10,942,813	0.23
HEALTH CARE — PRODUCTS
Cepheid Inc.[b,c]	479,944	18,415,451	0.38
Other securities[a]		209,736,844	4.39

		228,152,295	4.77
HEALTH CARE — SERVICES
Other securities[a]		94,106,959	1.97

		94,106,959	1.97
HOLDING COMPANIES — DIVERSIFIED
Other securities[a]		2,575,195	0.05

		2,575,195	0.05

Security	Shares	Value	% of Net Assets

HOME BUILDERS
Other securities[a]		$13,837,366	0.29%

		13,837,366	0.29
HOME FURNISHINGS
Other securities[a]		24,345,581	0.51

		24,345,581	0.51
HOUSEHOLD PRODUCTS & WARES
Other securities[a]		29,274,989	0.61

		29,274,989	0.61
HOUSEWARES
Other securities[a]		2,915,428	0.06

		2,915,428	0.06
INSURANCE
Other securities[a]		13,974,605	0.29

		13,974,605	0.29
INTERNET
Other securities[a]		173,142,218	3.62

		173,142,218	3.62
IRON & STEEL
Other securities[a]		956,176	0.02

		956,176	0.02
LEISURE TIME
Brunswick Corp.	653,716	22,370,161	0.47
Other securities[a]		24,529,323	0.51

		46,899,484	0.98
LODGING
Other securities[a]		17,932,342	0.37

		17,932,342	0.37
MACHINERY
Chart Industries Inc.[b]	218,887	17,513,149	0.37
Middleby Corp. (The)[b]	137,040	20,850,636	0.44
Other securities[a]		64,285,694	1.34

		102,649,479	2.15
MANUFACTURING
CLARCOR Inc.	367,762	19,263,374	0.40
Hexcel Corp.[b]	728,856	21,144,112	0.44
Other securities[a]		90,174,199	1.89

		130,581,685	2.73
MEDIA
Other securities[a]		6,932,527	0.15

		6,932,527	0.15

52	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value	% of Net Assets

METAL FABRICATE & HARDWARE
Other securities[a]		$25,365,242	0.53%

		25,365,242	0.53
MINING
Other securities[a]		23,094,893	0.48

		23,094,893	0.48
OFFICE FURNISHINGS
Other securities[a]		36,840,302	0.77

		36,840,302	0.77
OIL & GAS
Berry Petroleum Co. Class A	383,179	17,737,356	0.37
Kodiak Oil & Gas Corp.[b]	1,928,401	17,529,165	0.37
Oasis Petroleum Inc.[b,c]	584,694	22,259,301	0.47
Rosetta Resources Inc.[b]	387,209	18,423,404	0.38
Other securities[a]		85,544,280	1.79

		161,493,506	3.38
OIL & GAS SERVICES
Dril-Quip Inc.[b]	294,146	25,640,707	0.54
Other securities[a]		67,565,358	1.41

		93,206,065	1.95
PACKAGING & CONTAINERS
Other securities[a]		3,823,418	0.08

		3,823,418	0.08
PHARMACEUTICALS
Align Technology Inc.[b]	525,384	17,605,618	0.37
Alkermes PLC[b]	896,112	21,246,816	0.44
Jazz Pharmaceuticals PLC[b]	304,007	16,997,031	0.36
Pharmacyclics Inc.[b]	398,184	32,017,975	0.67
Other securities[a]		222,123,389	4.64

		309,990,829	6.48
PIPELINES
Other securities[a]		5,244,267	0.11

		5,244,267	0.11
REAL ESTATE
Other securities[a]		4,042,063	0.08

		4,042,063	0.08
REAL ESTATE INVESTMENT TRUSTS
Highwoods Properties Inc.[c]	465,819	18,432,458	0.39

Security	Shares	Value	% of Net Assets

Omega Healthcare Investors Inc.[c]	820,096	$24,898,115	0.52%
Other securities[a]		139,312,231	2.91

		182,642,804	3.82
RETAIL
Cabela’s Inc.[b]	309,698	18,823,444	0.39
Domino’s Pizza Inc.	423,844	21,802,535	0.46
Other securities[a]		365,363,775	7.63

		405,989,754	8.48
SAVINGS & LOANS
Other securities[a]		3,726,430	0.08

		3,726,430	0.08
SEMICONDUCTORS
Semtech Corp.[b]	479,635	16,974,283	0.35
Other securities[a]		107,162,496	2.24

		124,136,779	2.59
SOFTWARE
Aspen Technology Inc.[b]	646,576	20,877,939	0.44
athenahealth Inc.[b,c]	262,350	25,458,444	0.53
CommVault Systems Inc.[b]	326,886	26,798,114	0.56
PTC Inc.[b]	875,225	22,309,485	0.47
Ultimate Software Group Inc. (The)[b]	194,921	20,302,971	0.42
Other securities[a]		217,788,120	4.55

		333,535,073	6.97
STORAGE & WAREHOUSING
Other securities[a]		461,443	0.01

		461,443	0.01
TELECOMMUNICATIONS
Aruba Networks Inc.[b,c]	818,436	20,248,107	0.42
Other securities[a]		141,628,697	2.96

		161,876,804	3.38
TOYS, GAMES & HOBBIES
Other securities[a]		3,155,550	0.07

		3,155,550	0.07
TRANSPORTATION
Genesee & Wyoming Inc. Class Ab	324,465	30,210,936	0.63
Old Dominion Freight Line Inc.[b]	521,592	19,924,814	0.42
Other securities[a]		58,091,705	1.21

		108,227,455	2.26

SCHEDULES OF INVESTMENTS	53

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value	% of Net Assets

TRUCKING & LEASING
Other securities[a]		$8,881,789	0.19%

		8,881,789	0.19
WATER
Other securities[a]		7,809,415	0.16

		7,809,415	0.16

TOTAL COMMON STOCKS
(Cost: $4,462,627,627)		4,780,885,240	99.91

WARRANTS

OIL & GAS
Other securities[a]		9,573	0.00

		9,573	0.00

TOTAL WARRANTS
(Cost: $0)		9,573	0.00

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[d,e,f]	710,799,948	710,799,948	14.85
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[d,e,f]	50,486,094	50,486,094	1.06
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[d,e]	12,041,575	12,041,575	0.25

		773,327,617	16.16

TOTAL SHORT-TERM INVESTMENTS
(Cost: $773,327,617)		773,327,617	16.16

TOTAL INVESTMENTS IN SECURITIES
(Cost: $5,235,955,244)		5,554,222,430	116.07
Other Assets, Less Liabilities		(768,817,463)	(16.07)

NET ASSETS		$4,785,404,967	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2013. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

54	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value	% of Net Assets

COMMON STOCKS

ADVERTISING
Other securities[a]		$5,217,055	0.10%

		5,217,055	0.10
AEROSPACE & DEFENSE
Esterline Technologies Corp.[b]	221,233	16,747,338	0.33
Teledyne Technologies Inc.[b]	172,954	13,566,512	0.27
Other securities[a]		48,399,324	0.96

		78,713,174	1.56
AGRICULTURE
Other securities[a]		21,925,493	0.44

		21,925,493	0.44
AIRLINES
Other securities[a]		21,649,836	0.43

		21,649,836	0.43
APPAREL
Other securities[a]		47,786,688	0.95

		47,786,688	0.95
AUTO PARTS & EQUIPMENT
Dana Holding Corp.	956,452	17,053,539	0.34
Other securities[a]		31,223,829	0.62

		48,277,368	0.96
BANKS
Hancock Holding Co.	550,846	17,032,158	0.34
Prosperity Bancshares Inc.	342,478	16,230,032	0.32
Susquehanna Bancshares Inc.	1,355,870	16,853,464	0.33
Other securities[a]		550,123,701	10.92

		600,239,355	11.91
BEVERAGES
Other securities[a]		1,191,458	0.02

		1,191,458	0.02
BIOTECHNOLOGY
Other securities[a]		30,042,322	0.60

		30,042,322	0.60
BUILDING MATERIALS
Louisiana-Pacific Corp.[b]	992,630	21,440,808	0.43
Other securities[a]		53,133,964	1.05

		74,574,772	1.48

Security	Shares	Value	% of Net Assets

CHEMICALS
Sensient Technologies Corp.	360,291	$14,083,775	0.28%
Other securities[a]		72,123,117	1.43

		86,206,892	1.71
COAL
Other securities[a]		20,240,632	0.40

		20,240,632	0.40
COMMERCIAL SERVICES
Convergys Corp.	787,693	13,414,412	0.27
Rent-A-Center Inc.	428,810	15,840,241	0.31
Other securities[a]		179,562,722	3.56

		208,817,375	4.14
COMPUTERS
Other securities[a]		62,844,737	1.25

		62,844,737	1.25
COSMETICS & PERSONAL CARE
Other securities[a]		3,805,648	0.08

		3,805,648	0.08
DISTRIBUTION & WHOLESALE
Other securities[a]		24,262,123	0.48

		24,262,123	0.48
DIVERSIFIED FINANCIAL SERVICES
Ocwen Financial Corp.[b]	729,415	27,659,417	0.55
Other securities[a]		110,884,104	2.20

		138,543,521	2.75
ELECTRIC
ALLETE Inc.	275,269	13,493,686	0.27
Black Hills Corp.	318,194	14,013,264	0.28
Cleco Corp.	439,723	20,680,173	0.41
IDACORP Inc.	361,700	17,459,259	0.35
PNM Resources Inc.	574,856	13,388,396	0.27
Portland General Electric Co.	544,966	16,528,819	0.33
UIL Holdings Corp.	365,547	14,472,006	0.29
UNS Energy Corp.	290,558	14,219,909	0.28
Other securities[a]		76,146,840	1.50

		200,402,352	3.98
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		34,675,426	0.69

		34,675,426	0.69

SCHEDULES OF INVESTMENTS	55

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value	% of Net Assets

ELECTRONICS
Cymer Inc.[b,c]	154,514	$14,848,795	0.29%
Other securities[a]		101,446,885	2.02

		116,295,680	2.31
ENERGY — ALTERNATE SOURCES
Other securities[a]		7,348,718	0.15

		7,348,718	0.15
ENGINEERING & CONSTRUCTION
EMCOR Group Inc.	481,731	20,420,577	0.41
Other securities[a]		31,023,411	0.61

		51,443,988	1.02
ENTERTAINMENT
Other securities[a]		48,384,855	0.96

		48,384,855	0.96
ENVIRONMENTAL CONTROL
Other securities[a]		25,326,935	0.50

		25,326,935	0.50
FOOD
Other securities[a]		65,338,651	1.30

		65,338,651	1.30
FOREST PRODUCTS & PAPER
Other securities[a]		39,425,967	0.78

		39,425,967	0.78
GAS
New Jersey Resources Corp.	299,879	13,449,573	0.27
Piedmont Natural Gas Co.	499,179	16,413,006	0.33
Southwest Gas Corp.	332,811	15,795,210	0.31
WGL Holdings Inc.	371,955	16,403,215	0.33
Other securities[a]		29,439,881	0.58

		91,500,885	1.82
HAND & MACHINE TOOLS
Other securities[a]		1,788,447	0.04

		1,788,447	0.04
HEALTH CARE — PRODUCTS
Other securities[a]		73,944,422	1.47

		73,944,422	1.47
HEALTH CARE — SERVICES
Other securities[a]		64,387,467	1.28

		64,387,467	1.28

Security	Shares	Value	% of Net Assets

HOLDING COMPANIES — DIVERSIFIED
BlackRock Kelso Capital Corp.[d]	529,264	$5,292,640	0.11%
Prospect Capital Corp.	1,446,127	15,777,246	0.31
Other securities[a]		82,370,960	1.63

		103,440,846	2.05
HOME BUILDERS
Other securities[a]		60,477,687	1.20

		60,477,687	1.20
HOME FURNISHINGS
Other securities[a]		22,817,458	0.45

		22,817,458	0.45
HOUSEHOLD PRODUCTS & WARES
Other securities[a]		23,693,660	0.47

		23,693,660	0.47
HOUSEWARES
Other securities[a]		816,454	0.02

		816,454	0.02
INSURANCE
Alterra Capital Holdings Ltd.	618,802	19,492,263	0.39
CNO Financial Group Inc.	1,451,683	16,621,770	0.33
First American Financial Corp.	696,499	17,809,479	0.35
Other securities[a]		191,101,990	3.79

		245,025,502	4.86
INTERNET
Other securities[a]		60,736,125	1.21

		60,736,125	1.21
IRON & STEEL
Other securities[a]		11,153,365	0.22

		11,153,365	0.22
LEISURE TIME
Other securities[a]		16,752,454	0.33

		16,752,454	0.33
LODGING
Other securities[a]		18,316,971	0.36

		18,316,971	0.36
MACHINERY
Other securities[a]		51,644,860	1.02

		51,644,860	1.02

56	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value	% of Net Assets

MANUFACTURING
A.O. Smith Corp.	203,773	$14,991,580	0.30%
Other securities[a]		59,384,068	1.18

		74,375,648	1.48
MEDIA
Other securities[a]		60,771,463	1.21

		60,771,463	1.21
METAL FABRICATE & HARDWARE
Other securities[a]		57,175,004	1.13

		57,175,004	1.13
MINING
Other securities[a]		62,367,825	1.24

		62,367,825	1.24
OFFICE FURNISHINGS
Other securities[a]		9,570,306	0.19

		9,570,306	0.19
OIL & GAS
Gulfport Energy Corp.[b]	365,081	16,731,662	0.33
Other securities[a]		130,677,152	2.60

		147,408,814	2.93
OIL & GAS SERVICES
Helix Energy Solutions Group Inc.[b]	762,490	17,445,771	0.35
Other securities[a]		72,846,056	1.44

		90,291,827	1.79
PACKAGING & CONTAINERS
Other securities[a]		11,164,530	0.22

		11,164,530	0.22
PHARMACEUTICALS
Other securities[a]		31,997,814	0.63

		31,997,814	0.63
PIPELINES
SemGroup Corp. Class Ab	301,665	15,602,114	0.31
Other securities[a]		491,034	0.01

		16,093,148	0.32
REAL ESTATE
Other securities[a]		15,090,671	0.30

		15,090,671	0.30
REAL ESTATE INVESTMENT TRUSTS
ARMOUR Residential REIT Inc.	2,699,732	17,629,250	0.35

Security	Shares	Value	% of Net Assets

Colonial Properties Trust	634,554	$14,347,266	0.28%
CubeSmart	964,568	15,240,174	0.30
CYS Investments Inc.	1,262,656	14,823,581	0.29
DCT Industrial Trust Inc.[c]	1,968,929	14,570,075	0.29
Entertainment Properties Trust[c]	337,954	17,590,506	0.35
GEO Group Inc. (The)	513,348	19,312,152	0.38
Healthcare Realty Trust Inc.	629,435	17,869,660	0.35
Invesco Mortgage Capital Inc.	963,224	20,603,361	0.41
LaSalle Hotel Properties	689,004	17,486,922	0.35
Medical Properties Trust Inc.[c]	1,081,050	17,340,042	0.34
PennyMac Mortgage Investment Trust[d]	432,461	11,196,415	0.22
RLJ Lodging Trust	886,142	20,168,592	0.40
Starwood Property Trust Inc.	976,864	27,117,745	0.54
Sunstone Hotel Investors Inc.[b]	1,169,727	14,399,339	0.29
Two Harbors Investment Corp.	2,586,414	32,614,681	0.65
Other securities[a]		397,877,026	7.91

		690,186,787	13.70
RETAIL
Fifth & Pacific Companies Inc.[b,c]	816,372	15,413,103	0.31
Other securities[a]		201,694,648	4.00

		217,107,751	4.31
SAVINGS & LOANS
Other securities[a]		101,684,892	2.02

		101,684,892	2.02
SEMICONDUCTORS
Other securities[a]		175,055,653	3.47

		175,055,653	3.47
SOFTWARE
Other securities[a]		77,677,191	1.54

		77,677,191	1.54
STORAGE & WAREHOUSING
Other securities[a]		9,454,322	0.19

		9,454,322	0.19

SCHEDULES OF INVESTMENTS	57

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value	% of Net Assets

TELECOMMUNICATIONS
Other securities[a]		$121,873,602	2.42%

		121,873,602	2.42
TEXTILES
Other securities[a]		16,660,374	0.33

		16,660,374	0.33
TOYS, GAMES & HOBBIES
Other securities[a]		1,683,131	0.03

		1,683,131	0.03
TRANSPORTATION
Bristow Group Inc.	258,154	17,022,675	0.34
Other securities[a]		60,814,564	1.20

		77,837,239	1.54
TRUCKING & LEASING
Other securities[a]		19,993,574	0.40

		19,993,574	0.40
VENTURE CAPITAL
Other securities[a]		9,307,834	0.18

		9,307,834	0.18
WATER
Other securities[a]		21,660,939	0.43

		21,660,939	0.43

TOTAL COMMON STOCKS
(Cost: $4,810,989,962)		5,025,967,963	99.75

INVESTMENT COMPANIES

CLOSED-END FUNDS
Other securities[a]		1,219,630	0.03

		1,219,630	0.03

TOTAL INVESTMENT COMPANIES
(Cost: $1,197,786)		1,219,630	0.03

Security	Shares	Value	% of Net Assets

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[d,e,f]	712,084,245	$712,084,245	14.13%
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[d,e,f]	50,577,315	50,577,315	1.01
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[d,e]	20,724,094	20,724,094	0.41

		783,385,654	15.55

TOTAL SHORT-TERM INVESTMENTS
(Cost: $783,385,654)		783,385,654	15.55

TOTAL INVESTMENTS IN SECURITIES
(Cost: $5,595,573,402)		5,810,573,247	115.33
Other Assets, Less Liabilities		(772,369,568)	(15.33)

NET ASSETS		$5,038,203,679	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2013. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

58	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2013

	iShares Russell Top 200 Index Fund	iShares Russell Top 200 Growth Index Fund	iShares Russell Top 200 Value Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$49,255,400	$321,150,814	$85,420,524
Affiliated (Note 2)	570,517	2,676,356	1,269,365

Total cost of investments	$49,825,917	$323,827,170	$86,689,889

Investments in securities, at fair value (Note 1):
Unaffiliated	$52,964,384	$383,184,054	$93,976,856
Affiliated (Note 2)	615,250	3,031,088	1,354,625

Total fair value of investments	53,579,634	386,215,142	95,331,481
Cash	9,104	99,549	7,914
Receivables:
Investment securities sold	101,522	—	347,515
Dividends and interest	67,614	448,276	124,969

Total Assets	53,757,874	386,762,967	95,811,879

LIABILITIES
Payables:
Investment securities purchased	122,380	—	348,157
Distribution to shareholders	257,265	1,548,088	456,024
Investment advisory fees (Note 2)	6,740	64,209	15,821

Total Liabilities	386,385	1,612,297	820,002

NET ASSETS	$53,371,489	$385,150,670	$94,991,877

Net assets consist of:
Paid-in capital	$50,426,511	$341,276,752	$91,296,767
Undistributed net investment income	14,262	105,191	25,932
Accumulated net realized loss	(823,001)	(18,619,245)	(4,972,414)
Net unrealized appreciation	3,753,717	62,387,972	8,641,592

NET ASSETS	$53,371,489	$385,150,670	$94,991,877

Shares outstanding[a]	1,500,000	10,250,000	2,750,000

Net asset value per share	$35.58	$37.58	$34.54

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2013

	iShares Russell 1000 Index Fund	iShares Russell 1000 Growth Index Fund	iShares Russell 1000 Value Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$6,380,650,440	$15,981,637,008	$14,666,228,187
Affiliated (Note 2)	235,798,299	848,394,382	585,619,514

Total cost of investments	$6,616,448,739	$16,830,031,390	$15,251,847,701

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$7,137,680,066	$19,331,237,292	$16,837,482,455
Affiliated (Note 2)	239,898,517	859,909,545	598,057,851

Total fair value of investments	7,377,578,583	20,191,146,837	17,435,540,306
Cash	1,470,496	4,507,748	2,751,888
Cash pledged to broker	1,805,000	—	—
Receivables:
Investment securities sold	13,399,182	9,258,666	52,825,924
Dividends and interest	9,211,765	19,292,415	25,296,761
Capital shares sold	—	8,576	115,705
Futures variation margin	65,520	—	—

Total Assets	7,403,530,546	20,224,214,242	17,516,530,584

LIABILITIES
Payables:
Investment securities purchased	16,031,582	9,731,163	58,511,497
Collateral for securities on loan (Note 5)	169,057,289	742,277,034	403,717,630
Capital shares redeemed	48,184	127,588	—
Distribution to shareholders	32,384,378	62,447,445	80,856,074
Investment advisory fees (Note 2)	909,176	3,128,736	2,834,251

Total Liabilities	218,430,609	817,711,966	545,919,452

NET ASSETS	$7,185,099,937	$19,406,502,276	$16,970,611,132

Net assets consist of:
Paid-in capital	$6,914,198,275	$19,482,952,554	$16,536,538,559
Undistributed net investment income	2,720	611,836	1,184,092
Accumulated net realized loss	(490,553,597)	(3,438,177,561)	(1,750,804,124)
Net unrealized appreciation	761,452,539	3,361,115,447	2,183,692,605

NET ASSETS	$7,185,099,937	$19,406,502,276	$16,970,611,132

Shares outstanding[b]	82,300,000	271,700,000	208,900,000

Net asset value per share	$87.30	$71.43	$81.24

[a]	Securities on loan with values of $166,796,782, $731,228,533 and $395,893,071, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

60	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2013

	iShares Russell 2000 Index Fund	iShares Russell 2000 Growth Index Fund	iShares Russell 2000 Value Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$23,710,596,414	$4,462,627,627	$4,797,455,632
Affiliated (Note 2)	3,133,619,026	773,327,617	798,117,770

Total cost of investments	$26,844,215,440	$5,235,955,244	$5,595,573,402

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$21,334,818,779	$4,780,894,813	$5,010,698,538
Affiliated (Note 2)	3,132,475,949	773,327,617	799,874,709

Total fair value of investments	24,467,294,728	5,554,222,430	5,810,573,247
Cash	12,151,144	4,061,520	1,593,343
Receivables:
Investment securities sold	135,652,584	19,388,102	45,489,719
Dividends and interest	28,594,185	3,010,222	10,498,415
Capital shares sold	2,516,394	68,832	—

Total Assets	24,646,209,035	5,580,751,106	5,868,154,724

LIABILITIES
Payables:
Investment securities purchased	154,701,588	23,704,300	47,832,379
Collateral for securities on loan (Note 5)	3,024,680,504	761,286,042	762,661,560
Capital shares redeemed	3,625,318	—	—
Distribution to shareholders	59,730,000	9,377,763	18,409,566
Investment advisory fees (Note 2)	3,406,969	978,034	1,047,540

Total Liabilities	3,246,144,379	795,346,139	829,951,045

NET ASSETS	$21,400,064,656	$4,785,404,967	$5,038,203,679

Net assets consist of:
Paid-in capital	$26,710,122,372	$5,970,244,573	$5,699,099,989
Distributions in excess of net investment income	(1,895,301)	(53,895)	(3,289,488)
Accumulated net realized loss	(2,931,241,740)	(1,503,052,898)	(872,606,682)
Net unrealized appreciation (depreciation)	(2,376,920,675)	318,267,187	214,999,860

NET ASSETS	$21,400,064,656	$4,785,404,967	$5,038,203,679

Shares outstanding[b]	226,550,000	44,400,000	60,000,000

Net asset value per share	$94.46	$107.78	$83.97

[a]	Securities on loan with values of $2,936,169,999, $742,246,068 and $735,558,067, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2013

	iShares Russell Top 200 Index Fund	iShares Russell Top 200 Growth Index Fund	iShares Russell Top 200 Value Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$1,961,808	$7,358,015	$2,140,810
Dividends — affiliated (Note 2)	12,915	26,514	20,821
Interest — affiliated (Note 2)	63	323	72

Total investment income	1,974,786	7,384,852	2,161,703

EXPENSES
Investment advisory fees (Note 2)	126,806	709,781	160,587

Total expenses	126,806	709,781	160,587

Net investment income	1,847,980	6,675,071	2,001,116

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(614,933)	(6,976,172)	(287,653)
Investments — affiliated (Note 2)	(955)	(1,099)	(1,214)
In-kind redemptions — unaffiliated	5,408,763	3,677,802	3,198,197
In-kind redemptions — affiliated (Note 2)	(32,876)	3,998	27,652

Net realized gain (loss)	4,759,999	(3,295,471)	2,936,982

Net change in unrealized appreciation/depreciation	(5,943,729)	27,554,947	7,219,289

Net realized and unrealized gain (loss)	(1,183,730)	24,259,476	10,156,271

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$664,250	$30,934,547	$12,157,387

[a]	Net of foreign withholding tax of $2,013, $1,628 and $3,940, respectively.

See notes to financial statements.

62	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2013

	iShares Russell 1000 Index Fund	iShares Russell 1000 Growth Index Fund	iShares Russell 1000 Value Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$147,962,890	$313,219,841	$346,814,342
Dividends — affiliated (Note 2)	713,872	885,377	2,136,610
Interest — affiliated (Note 2)	7,925	15,135	12,322
Securities lending income — affiliated (Note 2)	1,377,707	4,501,986	2,362,077

Total investment income	150,062,394	318,622,339	351,325,351

EXPENSES
Investment advisory fees (Note 2)	9,923,991	33,054,206	26,821,765

Total expenses	9,923,991	33,054,206	26,821,765

Net investment income	140,138,403	285,568,133	324,503,586

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(87,469,505)	(426,298,781)	26,793,747
Investments — affiliated (Note 2)	(53,679)	(97,497)	(440,227)
In-kind redemptions — unaffiliated	212,405,644	1,119,952,819	325,437,112
In-kind redemptions — affiliated (Note 2)	315,762	879,863	1,011,706
Futures contracts	3,377,872	—	—

Net realized gain	128,576,094	694,436,404	352,802,338

Net change in unrealized appreciation/depreciation on:
Investments	615,834,249	668,526,709	1,842,772,427
Futures contracts	322,695	—	—

Net change in unrealized appreciation/depreciation	616,156,944	668,526,709	1,842,772,427

Net realized and unrealized gain	744,733,038	1,362,963,113	2,195,574,765

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$884,871,441	$1,648,531,246	$2,520,078,351

[a]	Net of foreign withholding tax of $148,483, $62,642 and $554,170, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2013

	iShares Russell 2000 Index Fund	iShares Russell 2000 Growth Index Fund	iShares Russell 2000 Value Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$298,299,646	$45,176,208	$105,166,416
Dividends — affiliated (Note 2)	2,378,171	—	1,242,476
Interest — affiliated (Note 2)	12,129	3,912	3,849
Securities lending income — affiliated (Note 2)	45,602,280	15,518,978	7,383,613

Total investment income	346,292,226	60,699,098	113,796,354

EXPENSES
Investment advisory fees (Note 2)	32,735,573	9,912,868	10,458,573

Total expenses	32,735,573	9,912,868	10,458,573

Net investment income	313,556,653	50,786,230	103,337,781

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(919,331,713)	(236,740,696)	(82,869,375)
Investments — affiliated (Note 2)	(17,876)	—	(16,131)
In-kind redemptions — unaffiliated	2,087,750,139	332,441,491	239,740,739
In-kind redemptions — affiliated (Note 2)	4,959,624	—	458,950
Foreign currency transactions	7,319	(97)	(954)

Net realized gain	1,173,367,493	95,700,698	157,313,229

Net change in unrealized appreciation/depreciation	1,067,447,312	442,235,797	479,533,387

Net realized and unrealized gain	2,240,814,805	537,936,495	636,846,616

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,554,371,458	$588,722,725	$740,184,397

[a]	Net of foreign withholding tax of $357,521, $19,971 and $159,178, respectively.

See notes to financial statements.

64	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Russell Top 200 Index Fund		iShares Russell Top 200 Growth Index Fund
	Year ended March 31, 2013	Year ended March 31, 2012	Year ended March 31, 2013	Year ended March 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,847,980	$1,915,830	$6,675,071	$5,971,486
Net realized gain (loss)	4,759,999	2,532,815	(3,295,471)	40,591,156
Net change in unrealized appreciation/depreciation	(5,943,729)	9,970,856	27,554,947	(2,589,338)

Net increase in net assets resulting from operations	664,250	14,419,501	30,934,547	43,973,304

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,862,450)	(1,891,673)	(6,661,802)	(5,939,742)

Total distributions to shareholders	(1,862,450)	(1,891,673)	(6,661,802)	(5,939,742)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	167,758,794	155,725,439	31,690,659	234,604,066
Cost of shares redeemed	(240,618,733)	(55,979,148)	(19,085,078)	(295,091,237)

Net increase (decrease) in net assets from capital share transactions	(72,859,939)	99,746,291	12,605,581	(60,487,171)

INCREASE (DECREASE) IN NET ASSETS	(74,058,139)	112,274,119	36,878,326	(22,453,609)

NET ASSETS
Beginning of year	127,429,628	15,155,509	348,272,344	370,725,953

End of year	$53,371,489	$127,429,628	$385,150,670	$348,272,344

Undistributed net investment income included in net assets at end of year	$14,262	$28,732	$105,191	$91,922

SHARES ISSUED AND REDEEMED
Shares sold	5,200,000	5,250,000	900,000	7,450,000
Shares redeemed	(7,600,000)	(1,850,000)	(550,000)	(9,350,000)

Net increase (decrease) in shares outstanding	(2,400,000)	3,400,000	350,000	(1,900,000)

See notes to financial statements.

FINANCIAL STATEMENTS	65

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell Top 200 Value Index Fund		iShares Russell 1000 Index Fund
	Year ended March 31, 2013	Year ended March 31, 2012	Year ended March 31, 2013	Year ended March 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,001,116	$3,772,930	$140,138,403	$125,011,192
Net realized gain	2,936,982	10,185,402	128,576,094	260,959,553
Net change in unrealized appreciation/depreciation	7,219,289	(20,528,008)	616,156,944	74,141,566

Net increase (decrease) in net assets resulting from operations	12,157,387	(6,569,676)	884,871,441	460,112,311

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,975,184)	(3,886,195)	(140,846,595)	(124,640,507)

Total distributions to shareholders	(1,975,184)	(3,886,195)	(140,846,595)	(124,640,507)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	96,332,992	64,131,604	593,983,043	1,706,770,473
Cost of shares redeemed	(76,494,442)	(216,879,867)	(1,065,743,736)	(2,212,316,112)

Net increase (decrease) in net assets from capital share transactions	19,838,550	(152,748,263)	(471,760,693)	(505,545,639)

INCREASE (DECREASE) IN NET ASSETS	30,020,753	(163,204,134)	272,264,153	(170,073,835)

NET ASSETS
Beginning of year	64,971,124	228,175,258	6,912,835,784	7,082,909,619

End of year	$94,991,877	$64,971,124	$7,185,099,937	$6,912,835,784

Undistributed net investment income included in net assets at end of year	$25,932	$—	$2,720	$659,130

SHARES ISSUED AND REDEEMED
Shares sold	3,200,000	2,250,000	7,500,000	24,400,000
Shares redeemed	(2,600,000)	(7,850,000)	(13,800,000)	(31,700,000)

Net increase (decrease) in shares outstanding	600,000	(5,600,000)	(6,300,000)	(7,300,000)

See notes to financial statements.

66	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 1000 Growth Index Fund		iShares Russell 1000 Value Index Fund
	Year ended March 31, 2013	Year ended March 31, 2012	Year ended March 31, 2013	Year ended March 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$285,568,133	$195,933,250	$324,503,586	$259,248,051
Net realized gain	694,436,404	664,217,311	352,802,338	382,832,449
Net change in unrealized appreciation/depreciation	668,526,709	735,987,230	1,842,772,427	(91,265,512)

Net increase in net assets resulting from operations	1,648,531,246	1,596,137,791	2,520,078,351	550,814,988

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(286,765,279)	(194,367,134)	(323,319,494)	(260,928,366)

Total distributions to shareholders	(286,765,279)	(194,367,134)	(323,319,494)	(260,928,366)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,995,825,191	5,380,583,877	4,056,437,164	2,289,082,335
Cost of shares redeemed	(3,634,031,103)	(3,673,018,777)	(1,540,053,972)	(2,349,102,684)

Net increase (decrease) in net assets from capital share transactions	1,361,794,088	1,707,565,100	2,516,383,192	(60,020,349)

INCREASE IN NET ASSETS	2,723,560,055	3,109,335,757	4,713,142,049	229,866,273

NET ASSETS
Beginning of year	16,682,942,221	13,573,606,464	12,257,469,083	12,027,602,810

End of year	$19,406,502,276	$16,682,942,221	$16,970,611,132	$12,257,469,083

Undistributed net investment income included in net assets at end of year	$611,836	$1,809,161	$1,184,092	$—

SHARES ISSUED AND REDEEMED
Shares sold	74,700,000	91,250,000	55,650,000	35,750,000
Shares redeemed	(55,350,000)	(63,350,000)	(21,450,000)	(36,200,000)

Net increase (decrease) in shares outstanding	19,350,000	27,900,000	34,200,000	(450,000)

See notes to financial statements.

FINANCIAL STATEMENTS	67

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 2000 Index Fund		iShares Russell 2000 Growth Index Fund
	Year ended March 31, 2013	Year ended March 31, 2012	Year ended March 31, 2013	Year ended March 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$313,556,653	$209,062,369	$50,786,230	$27,872,142
Net realized gain	1,173,367,493	467,182,922	95,700,698	398,231,500
Net change in unrealized appreciation/depreciation	1,067,447,312	(1,219,430,040)	442,235,797	(490,270,677)

Net increase (decrease) in net assets resulting from operations	2,554,371,458	(543,184,749)	588,722,725	(64,167,035)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(342,006,203)	(210,136,245)	(59,944,742)	(28,325,752)

Total distributions to shareholders	(342,006,203)	(210,136,245)	(59,944,742)	(28,325,752)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	76,348,474,119	104,715,988,639	2,257,006,853	3,070,000,650
Cost of shares redeemed	(72,031,088,227)	(106,724,509,392)	(2,106,417,824)	(3,303,016,903)

Net increase (decrease) in net assets from capital share transactions	4,317,385,892	(2,008,520,753)	150,589,029	(233,016,253)

INCREASE (DECREASE) IN NET ASSETS	6,529,751,147	(2,761,841,747)	679,367,012	(325,509,040)

NET ASSETS
Beginning of year	14,870,313,509	17,632,155,256	4,106,037,955	4,431,546,995

End of year	$21,400,064,656	$14,870,313,509	$4,785,404,967	$4,106,037,955

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(1,895,301)	$504,072	$(53,895)	$(11,381)

SHARES ISSUED AND REDEEMED
Shares sold	922,550,000	1,369,500,000	23,750,000	34,750,000
Shares redeemed	(875,500,000)	(1,399,350,000)	(22,400,000)	(38,150,000)

Net increase (decrease) in shares outstanding	47,050,000	(29,850,000)	1,350,000	(3,400,000)

See notes to financial statements.

68	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 2000 Value Index Fund
	Year ended March 31, 2013	Year ended March 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$103,337,781	$79,462,315
Net realized gain	157,313,229	274,202,095
Net change in unrealized appreciation/depreciation	479,533,387	(435,085,302)

Net increase (decrease) in net assets resulting from operations	740,184,397	(81,420,892)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(108,778,402)	(79,823,423)

Total distributions to shareholders	(108,778,402)	(79,823,423)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,985,702,280	1,761,050,693
Cost of shares redeemed	(1,613,214,219)	(2,261,866,074)

Net increase (decrease) in net assets from capital share transactions	372,488,061	(500,815,381)

INCREASE (DECREASE) IN NET ASSETS	1,003,894,056	(662,059,696)

NET ASSETS
Beginning of year	4,034,309,623	4,696,369,319

End of year	$5,038,203,679	$4,034,309,623

Distributions in excess of net investment income included in net assets at end of year	$(3,289,488)	$(249,195)

SHARES ISSUED AND REDEEMED
Shares sold	26,500,000	26,250,000
Shares redeemed	(21,750,000)	(33,250,000)

Net increase (decrease) in shares outstanding	4,750,000	(7,000,000)

See notes to financial statements.

FINANCIAL STATEMENTS	69

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Top 200 Index Fund
	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Period from Sep. 22, 2009[a] to Mar. 31, 2010
Net asset value, beginning of period	$32.67	$30.31	$27.28	$25.16

Income from investment operations:
Net investment income[b]	0.70	0.61	0.53	0.27
Net realized and unrealized gain[c]	3.42	2.26	3.07	2.10

Total from investment operations	4.12	2.87	3.60	2.37

Less distributions from:
Net investment income	(1.21)	(0.51)	(0.57)	(0.25)

Total distributions	(1.21)	(0.51)	(0.57)	(0.25)

Net asset value, end of period	$35.58	$32.67	$30.31	$27.28

Total return	12.99%	9.67%	13.46%	9.44%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$53,371	$127,430	$15,156	$6,820
Ratio of expenses to average net assets[e]	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[e]	2.19%	2.08%	1.90%	2.03%
Portfolio turnover rate[f]	6%	7%	7%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

70	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Top 200 Growth Index Fund
	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Period from Sep. 22, 2009[a] to Mar. 31, 2010
Net asset value, beginning of period	$35.18	$31.42	$27.74	$25.07

Income from investment operations:
Net investment income[b]	0.66	0.50	0.44	0.23
Net realized and unrealized gain[c]	2.40	3.76	3.65	2.62

Total from investment operations	3.06	4.26	4.09	2.85

Less distributions from:
Net investment income	(0.66)	(0.50)	(0.41)	(0.18)

Total distributions	(0.66)	(0.50)	(0.41)	(0.18)

Net asset value, end of period	$37.58	$35.18	$31.42	$27.74

Total return	8.82%	13.77%	14.95%	11.40%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$385,151	$348,272	$370,726	$155,370
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	1.88%	1.61%	1.56%	1.67%
Portfolio turnover rate[f]	16%	18%	19%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Top 200 Value Index Fund
	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Period from Sep. 22, 2009[a] to Mar. 31, 2010
Net asset value, beginning of period	$30.22	$29.44	$26.89	$25.24

Income from investment operations:
Net investment income[b]	0.77	0.68	0.58	0.33
Net realized and unrealized gain[c]	4.33	0.91	2.53	1.55

Total from investment operations	5.10	1.59	3.11	1.88

Less distributions from:
Net investment income	(0.78)	(0.81)	(0.56)	(0.23)

Total distributions	(0.78)	(0.81)	(0.56)	(0.23)

Net asset value, end of period	$34.54	$30.22	$29.44	$26.89

Total return	17.19%	5.66%	11.83%	7.48%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$94,992	$64,971	$228,175	$149,220
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	2.49%	2.42%	2.18%	2.41%
Portfolio turnover rate[f]	17%	24%	24%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

72	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 Index Fund
	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009
Net asset value, beginning of year	$78.02	$73.86	$64.57	$43.48	$71.98

Income from investment operations:
Net investment income[a]	1.67	1.36	1.21	1.10	1.33
Net realized and unrealized gain (loss)[b]	9.31	4.17	9.29	21.08	(28.60)

Total from investment operations	10.98	5.53	10.50	22.18	(27.27)

Less distributions from:
Net investment income	(1.70)	(1.37)	(1.21)	(1.09)	(1.23)

Total distributions	(1.70)	(1.37)	(1.21)	(1.09)	(1.23)

Net asset value, end of year	$87.30	$78.02	$73.86	$64.57	$43.48

Total return	14.30%	7.70%	16.54%	51.34%	(38.21)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$7,185,100	$6,912,836	$7,082,910	$5,378,740	$3,900,268
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	2.12%	1.91%	1.83%	1.96%	2.38%
Portfolio turnover rate[c]	5%	6%	7%	6%	8%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	73

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 Growth Index Fund
	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009
Net asset value, beginning of year	$66.11	$60.47	$51.98	$35.31	$54.56

Income from investment operations:
Net investment income[a]	1.14	0.84	0.74	0.69	0.64
Net realized and unrealized gain (loss)[b]	5.30	5.61	8.51	16.67	(19.27)

Total from investment operations	6.44	6.45	9.25	17.36	(18.63)

Less distributions from:
Net investment income	(1.12)	(0.81)	(0.76)	(0.69)	(0.62)

Total distributions	(1.12)	(0.81)	(0.76)	(0.69)	(0.62)

Net asset value, end of year	$71.43	$66.11	$60.47	$51.98	$35.31

Total return	9.89%	10.83%	18.01%	49.42%	(34.32)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$19,406,502	$16,682,942	$13,573,606	$11,404,105	$8,425,956
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.73%	1.41%	1.39%	1.53%	1.41%
Portfolio turnover rate[c]	17%	19%	24%	19%	22%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

74	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 Value Index Fund
	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009
Net asset value, beginning of year	$70.16	$68.67	$61.06	$40.74	$72.99

Income from investment operations:
Net investment income[a]	1.75	1.51	1.34	1.24	1.80
Net realized and unrealized gain (loss)[b]	11.03	1.49	7.60	20.30	(32.31)

Total from investment operations	12.78	3.00	8.94	21.54	(30.51)

Less distributions from:
Net investment income	(1.70)	(1.51)	(1.33)	(1.22)	(1.74)

Total distributions	(1.70)	(1.51)	(1.33)	(1.22)	(1.74)

Net asset value, end of year	$81.24	$70.16	$68.67	$61.06	$40.74

Total return	18.52%	4.60%	14.95%	53.28%	(42.35)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$16,970,611	$12,257,469	$12,027,603	$9,263,159	$6,164,690
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	2.42%	2.32%	2.17%	2.33%	3.16%
Portfolio turnover rate[c]	16%	21%	24%	24%	22%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	75

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 Index Fund
	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009
Net asset value, beginning of year	$82.84	$84.22	$67.85	$42.25	$68.58

Income from investment operations:
Net investment income[a]	1.59	1.08	0.84	0.74	0.96
Net realized and unrealized gain (loss)[b]	11.73	(1.35)	16.42	25.61	(26.38)

Total from investment operations	13.32	(0.27)	17.26	26.35	(25.42)

Less distributions from:
Net investment income	(1.70)	(1.11)	(0.89)	(0.75)	(0.91)

Total distributions	(1.70)	(1.11)	(0.89)	(0.75)	(0.91)

Net asset value, end of year	$94.46	$82.84	$84.22	$67.85	$42.25

Total return	16.36%	(0.18)%	25.68%	62.62%	(37.33)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$21,400,065	$14,870,314	$17,632,155	$13,243,794	$7,835,703
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.91%	1.40%	1.18%	1.28%	1.68%
Portfolio turnover rate[c]	19%	21%	20%	22%	21%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

76	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 Growth Index Fund
	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009
Net asset value, beginning of year	$95.38	$95.40	$73.31	$46.05	$72.89

Income from investment operations:
Net investment income[a]	1.21	0.64	0.50	0.41	0.51
Net realized and unrealized gain (loss)[b]	12.62	0.01	22.12	27.27	(26.84)

Total from investment operations	13.83	0.65	22.62	27.68	(26.33)

Less distributions from:
Net investment income	(1.43)	(0.67)	(0.53)	(0.42)	(0.51)

Total distributions	(1.43)	(0.67)	(0.53)	(0.42)	(0.51)

Net asset value, end of year	$107.78	$95.38	$95.40	$73.31	$46.05

Total return	14.70%	0.75%	31.01%	60.21%	(36.24)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$4,785,405	$4,106,038	$4,431,547	$3,497,006	$2,157,371
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	1.27%	0.73%	0.64%	0.65%	0.83%
Portfolio turnover rate[c]	32%	37%	36%	36%	47%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	77

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 Value Index Fund
	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009
Net asset value, beginning of year	$73.02	$75.44	$63.84	$39.48	$66.07

Income from investment operations:
Net investment income[a]	1.82	1.36	1.06	0.96	1.31
Net realized and unrealized gain (loss)[b]	11.03	(2.39)	11.78	24.40	(26.58)

Total from investment operations	12.85	(1.03)	12.84	25.36	(25.27)

Less distributions from:
Net investment income	(1.90)	(1.39)	(1.24)	(1.00)	(1.32)

Total distributions	(1.90)	(1.39)	(1.24)	(1.00)	(1.32)

Net asset value, end of year	$83.97	$73.02	$75.44	$63.84	$39.48

Total return	17.95%	(1.20)%	20.42%	64.65%	(38.70)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$5,038,204	$4,034,310	$4,696,369	$4,190,927	$2,556,631
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	2.46%	1.98%	1.62%	1.79%	2.39%
Portfolio turnover rate[c]	29%	32%	32%	38%	32%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

78	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Index Fund	Diversification Classification
Russell Top 200	Non-diversified
Russell Top 200 Growth	Non-diversified
Russell Top 200 Value	Non-diversified
Russell 1000	Diversified
Russell 1000 Growth	Diversified

iShares Index Fund	Diversification Classification
Russell 1000 Value	Diversified
Russell 2000	Diversified
Russell 2000 Growth	Diversified
Russell 2000 Value	Diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Continued)

iSHARES® TRUST

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Financial futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing

80	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of March 31, 2013. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Russell Top 200
Assets:
Common Stocks	$53,288,356	$—	$—	$53,288,356
Money Market Funds	291,278	—	—	291,278

	$53,579,634	$—	$—	$53,579,634

Russell Top 200 Growth
Assets:
Common Stocks	$384,410,913	$—	$—	$384,410,913
Money Market Funds	1,804,229	—	—	1,804,229

	$386,215,142	$—	$—	$386,215,142

Russell Top 200 Value
Assets:
Common Stocks	$94,817,592	$—	$—	$94,817,592
Money Market Funds	513,889	—	—	513,889

	$95,331,481	$—	$—	$95,331,481

Russell 1000
Assets:
Common Stocks	$7,168,043,489	$—	$—	$7,168,043,489
Money Market Funds	209,535,094	—	—	209,535,094
Futures Contracts[a]	322,695	—	—	322,695

	$7,377,901,278	$—	$—	$7,377,901,278

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Russell 1000 Growth
Assets:
Common Stocks	$19,375,177,900	$—	$—	$19,375,177,900
Money Market Funds	815,968,937	—	—	815,968,937

	$20,191,146,837	$—	$—	$20,191,146,837

Russell 1000 Value
Assets:
Common Stocks	$16,940,267,235	$—	$—	$16,940,267,235
Money Market Funds	495,273,071	—	—	495,273,071

	$17,435,540,306	$—	$—	$17,435,540,306

Russell 2000
Assets:
Common Stocks	$21,366,639,499	$26,194	$2,771	$21,366,668,464
Investment Companies	2,602,761	—	—	2,602,761
Warrants	18,841	—	—	18,841
Money Market Funds	3,098,004,662	—	—	3,098,004,662

	$24,467,265,763	$26,194	$2,771	$24,467,294,728

Russell 2000 Growth
Assets:
Common Stocks	$4,780,880,305	$4,931	$4	$4,780,885,240
Warrants	9,573	—	—	9,573
Money Market Funds	773,327,617	—	—	773,327,617

	$5,554,217,495	$4,931	$4	$5,554,222,430

Russell 2000 Value
Assets:
Common Stocks	$5,025,953,984	$12,244	$1,735	$5,025,967,963
Investment Companies	1,219,630	—	—	1,219,630
Money Market Funds	783,385,654	—	—	783,385,654

	$5,810,559,268	$12,244	$1,735	$5,810,573,247

[a]	Futures contracts are shown at the net unrealized appreciation (depreciation) on the contracts.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of March 31, 2013 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

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iSHARES® TRUST

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

NOTES TO FINANCIAL STATEMENTS	83

Notes to Financial Statements (Continued)

iSHARES® TRUST

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
Russell Top 200	0.15%
Russell Top 200 Growth	0.20
Russell Top 200 Value	0.20
Russell 1000	0.15
Russell 1000 Growth	0.20
Russell 1000 Value	0.20

Effective June 30, 2012, for its investment advisory services to each of the iShares Russell 2000 Index Fund, iShares Russell 2000 Growth Index Fund and iShares Russell 2000 Value Index Fund, BFA is entitled to an annual investment advisory fee of 0.20%, 0.25% and 0.25%, respectively, based on each Fund’s allocable portion of the aggregate of the average daily net assets (of the Fund and certain other iShares funds) up to $46 billion, and 0.19%, 0.2375% and 0.2375%, respectively, on each Fund’s allocable portion of the aggregate average daily net assets in excess of $46 billion. Prior to June 30, 2012, for its investment advisory services to each Fund, BFA was entitled to an annual investment advisory fee of 0.20%, 0.25% and 0.25%, respectively, based on the average daily net assets of each Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. The Funds benefit from a borrower default indemnity provided by BlackRock. As securities lending agent, BTC bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the year ended March 31, 2013, BTC earned securities lending agent fees from the Funds as follows:

iShares Index Fund	Securities Lending Agent Fees
Russell 1000	$741,842
Russell 1000 Growth	2,424,146
Russell 1000 Value	1,271,890
Russell 2000	24,555,074
Russell 2000 Growth	8,356,373
Russell 2000 Value	3,975,791

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the year ended March 31, 2013, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

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iSHARES® TRUST

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the year ended March 31, 2013, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Shares Held at Beginning of Year	Shares Purchased	Shares Sold	Shares Held at End of Year	Value at End of Year	Dividend Income	Net Realized Gain (Loss)
Russell Top 200
BlackRock Inc.	1,067	1,711	(2,171)	607	$155,926	$5,678	$(19,420)
PNC Financial Services Group Inc. (The)	6,546	8,915	(12,934)	2,527	168,046	7,237	(14,411)

					$323,972	$12,915	$(33,831)

Russell Top 200 Growth
BlackRock Inc.	2,813	2,285	(322)	4,776	$1,226,859	$26,514	$2,899

Russell Top 200 Value
BlackRock Inc.	563	1,119	(695)	987	$253,541	$5,270	$(112)
PNC Financial Services Group Inc. (The)	6,820	10,465	(8,455)	8,830	587,195	15,551	26,550

					$840,736	$20,821	$26,438

Russell 1000
BlackRock Inc.	40,964	24,992	(9,087)	56,869	$14,608,509	$326,714	$134,417
PNC Financial Services Group Inc. (The)	251,867	27,281	(42,232)	236,916	15,754,914	387,158	127,666

					$30,363,423	$713,872	$262,083

Russell 1000 Growth
BlackRock Inc.	96,146	108,941	(34,032)	171,055	$43,940,608	$885,377	$782,366

Russell 1000 Value
BlackRock Inc.	74,452	60,318	(13,858)	120,912	$31,059,875	$631,079	$286,136
PNC Financial Services Group Inc. (The)	906,781	319,761	(147,972)	1,078,570	71,724,905	1,505,531	285,343

					$102,784,780	$2,136,610	$571,479

Russell 2000
BlackRock Kelso Capital Corp.	875,995	500,116	(208,936)	1,167,175	$11,671,750	$951,334	$76,025
PennyMac Mortgage Investment Trust	363,630	3,221,512	(2,704,511)	880,631	22,799,537	1,426,837	4,865,723

					$34,471,287	$2,378,171	$4,941,748

NOTES TO FINANCIAL STATEMENTS	85

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares Index Fund and Name of Affiliated Issuer	Shares Held at Beginning of Year	Shares Purchased	Shares Sold	Shares Held at End of Year	Value at End of Year	Dividend Income	Net Realized Gain (Loss)
Russell 2000 Value
BlackRock Kelso Capital Corp.	482,823	60,660	(14,219)	529,264	$5,292,640	$508,367	$(3,720)
PennyMac Mortgage Investment Trust	197,785	349,471	(114,795)	432,461	11,196,415	734,109	446,539

					$16,489,055	$1,242,476	$442,819

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2013 were as follows:

iShares Index Fund	Purchases	Sales
Russell Top 200	$5,083,790	$5,487,637
Russell Top 200 Growth	58,426,178	58,467,675
Russell Top 200 Value	12,899,158	13,180,404
Russell 1000	315,007,328	319,278,080
Russell 1000 Growth	2,827,307,309	2,837,931,939
Russell 1000 Value	2,179,400,911	2,171,423,625
Russell 2000	3,204,656,611	3,202,761,997
Russell 2000 Growth	1,284,034,535	1,282,080,073
Russell 2000 Value	1,223,942,574	1,217,609,803

In-kind transactions (see Note 4) for the year ended March 31, 2013 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Russell Top 200	$167,465,113	$239,806,333
Russell Top 200 Growth	31,629,085	19,032,645
Russell Top 200 Value	96,099,387	76,015,792
Russell 1000	591,359,319	1,060,383,839
Russell 1000 Growth	4,980,572,242	3,616,931,250
Russell 1000 Value	4,039,439,933	1,530,405,815
Russell 2000	75,566,462,833	71,231,820,262
Russell 2000 Growth	2,235,230,232	2,085,276,157
Russell 2000 Value	1,962,592,089	1,592,761,271

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iSHARES® TRUST

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of March 31, 2013, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of March 31, 2013 and the value of the related collateral are disclosed in the statements of assets and liabilities. Securities lending income, as disclosed in the statements of operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of March 31, 2013, attributable to passive foreign investment companies, the expiration of capital loss carryforwards,

NOTES TO FINANCIAL STATEMENTS	87

Notes to Financial Statements (Continued)

iSHARES® TRUST

distributions paid in excess of taxable income, foreign currency transactions and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares Index Fund	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
Russell Top 200	$5,046,610	$—	$(5,046,610)
Russell Top 200 Growth	3,550,539	—	(3,550,539)
Russell Top 200 Value	2,836,636	—	(2,836,636)
Russell 1000	161,586,478	51,782	(161,638,260)
Russell 1000 Growth	1,074,348,634	(179)	(1,074,348,455)
Russell 1000 Value	183,238,906	—	(183,238,906)
Russell 2000	1,656,174,311	26,050,177	(1,682,224,488)
Russell 2000 Growth	258,848,828	9,115,998	(267,964,826)
Russell 2000 Value	173,165,217	2,400,328	(175,565,545)

The tax character of distributions paid during the years ended March 31, 2013 and March 31, 2012 was as follows:

iShares Index Fund	2013	2012
Russell Top 200
Ordinary income	$1,862,450	$1,891,673

Russell Top 200 Growth
Ordinary income	$6,661,802	$5,939,742

Russell Top 200 Value
Ordinary income	$1,975,184	$3,886,195

Russell 1000
Ordinary income	$140,846,595	$124,640,507

Russell 1000 Growth
Ordinary income	$286,765,279	$194,367,134

Russell 1000 Value
Ordinary income	$323,319,494	$260,928,366

Russell 2000
Ordinary income	$342,006,203	$210,136,245

Russell 2000 Growth
Ordinary income	$59,944,742	$28,325,752

Russell 2000 Value
Ordinary income	$108,778,402	$79,823,423

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iSHARES® TRUST

As of March 31, 2013, the tax components of accumulated net earnings (losses) were as follows:

iShares Index Fund	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
Russell Top 200	$14,262	$(688,573)	$3,669,053	$(49,764)	$2,944,978
Russell Top 200 Growth	105,191	(17,949,157)	61,717,884	—	43,873,918
Russell Top 200 Value	25,932	(4,404,999)	8,093,300	(19,123)	3,695,110
Russell 1000	—	(343,911,293)	614,812,955	—	270,901,662
Russell 1000 Growth	607,354	(3,361,961,057)	3,284,903,425	—	(76,450,278)
Russell 1000 Value	1,192,253	(1,186,204,818)	1,619,085,138	—	434,072,573
Russell 2000	—	(2,727,016,636)	(2,542,164,078)	(40,877,002)	(5,310,057,716)
Russell 2000 Growth	—	(1,471,030,063)	286,190,457	—	(1,184,839,606)
Russell 2000 Value	—	(752,298,627)	98,486,930	(7,084,613)	(660,896,310)

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.
[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the year ending March 31, 2014.

As of March 31, 2013, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares Index Fund	Non- Expiring [a]	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
Russell Top 200	$681,816	$—	$—	$—	$—	$—	$6,757	$688,573
Russell Top 200 Growth	14,054,356	—	—	—	—	—	3,894,801	17,949,157
Russell Top 200 Value	994,774	—	—	—	—	—	3,410,225	4,404,999
Russell 1000	73,996,748	3,566,065	707,111	—	56,902,659	198,974,722	9,763,988	343,911,293
Russell 1000 Growth	650,548,067	76,953,145	38,155,726	—	659,755,548	1,537,593,620	398,954,951	3,361,961,057
Russell 1000 Value	—	—	—	—	—	1,038,221,879	147,982,939	1,186,204,818
Russell 2000	961,238,856	98,708,572	12,245,583	14,608,054	304,954,114	965,955,801	369,305,656	2,727,016,636
Russell 2000 Growth	260,725,538	39,417,433	—	10,051,978	291,496,992	592,964,832	276,373,290	1,471,030,063
Russell 2000 Value	13,636,702	—	—	—	53,497,674	571,795,686	113,368,565	752,298,627

[a]	Must be utilized prior to losses subject to expiration.

For the year ended March 31, 2013, the Russell 1000 Value Index Fund utilized $256,055,022 of its capital loss carryforwards.

NOTES TO FINANCIAL STATEMENTS	89

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Russell Top 200	$49,910,581	$5,777,102	$(2,108,049)	$3,669,053
Russell Top 200 Growth	324,497,258	66,206,184	(4,488,300)	61,717,884
Russell Top 200 Value	87,238,181	10,816,958	(2,723,658)	8,093,300
Russell 1000	6,762,765,628	1,264,072,393	(649,259,438)	614,812,955
Russell 1000 Growth	16,906,243,412	3,574,580,606	(289,677,181)	3,284,903,425
Russell 1000 Value	15,816,455,168	2,758,831,474	(1,139,746,336)	1,619,085,138
Russell 2000	27,009,413,800	815,146,084	(3,357,265,156)	(2,542,119,072)
Russell 2000 Growth	5,268,031,974	695,909,302	(409,718,846)	286,190,456
Russell 2000 Value	5,712,063,295	657,073,221	(558,563,269)	98,509,952

Management has reviewed the tax positions as of March 31, 2013, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	FINANCIAL FUTURES CONTRACTS

Each Fund may purchase or sell financial futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held by the iShares Russell 1000 Index Fund as of March 31, 2013 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
Equity contracts:
Variation margin / Net assets consist of — net unrealized appreciation (depreciation)[a]	$322,695

[a]	Represents cumulative appreciation of futures contracts as reported in the summary schedule of investments. Only current day’s variation margin is reported separately within the statements of assets and liabilities.

90	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table shows the realized and unrealized gains (losses) on futures contracts held by the iShares Russell 1000 Index Fund during the year ended March 31, 2013 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Equity contracts:
Futures contracts	$3,377,872	$322,695

For the year ended March 31, 2013, the average quarter-end number of contracts and notional value of open futures contracts for the iShares Russell 1000 Index Fund were 192 and $14,129,581 respectively.

8.	LEGAL PROCEEDINGS

On January 18, 2013, a lawsuit was filed in the United States District Court for the Middle District of Tennessee by Laborers’ Local 265 Pension Fund and Plumbers and Pipefitters Local No. 572 Pension Fund against BFA, BTC, and the current members of the iShares Trust Board of Trustees and the Board of Directors of iShares, Inc. (collectively, “Defendants”) for alleged violations of, among other things, Sections 36(a) and 36(b) of the 1940 Act. The complaint purports to be brought derivatively on behalf of iShares Trust and iShares, Inc., as well as the following eight funds: iShares Russell MidCap Index Fund; iShares MSCI EAFE Index Fund; iShares MSCI Emerging Markets Index Fund; iShares Russell 2000 Growth Index Fund; iShares Russell 2000 Value Index Fund; iShares Core S&P Mid-Cap ETF; iShares Core S&P Small-Cap ETF; and iShares Dow Jones U.S. Real Estate Index Fund. The complaint alleges, among other things, that BFA and BTC breached their fiduciary duties under the 1940 Act by charging allegedly excessive fees in connection with the provision of securities lending services to the above eight funds, that the individual defendants breached their fiduciary duties under the 1940 Act by approving those fee arrangements, and that the securities lending contracts are unenforceable under Section 47(b) of the 1940 Act. Plaintiffs seek injunctive relief, rescission of the securities lending contracts, and monetary damages of an unspecified amount. Defendants believe the claims are without merit and intend to vigorously defend themselves against the allegations in the lawsuit. On March 11, 2013, the Defendants filed a motion to dismiss the lawsuit.

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	91

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the summaries and schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares Russell Top 200 Index Fund, iShares Russell Top 200 Growth Index Fund, iShares Russell Top 200 Value Index Fund, iShares Russell 1000 Index Fund, iShares Russell 1000 Growth Index Fund, iShares Russell 1000 Value Index Fund, iShares Russell 2000 Index Fund, iShares Russell 2000 Growth Index Fund, and iShares Russell 2000 Value Index Fund (the “Funds”), at March 31, 2013, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2013 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2013

92	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

For corporate shareholders, the following percentages of the income dividends paid by the Funds during the fiscal year ended March 31, 2013 qualified for the dividends-received deduction:

iShares Index Fund	Dividend- Received Deduction
Russell Top 200	100.00%
Russell Top 200 Growth	100.00
Russell Top 200 Value	100.00
Russell 1000	97.32
Russell 1000 Growth	100.00

iShares Index Fund	Dividend- Received Deduction
Russell 1000 Value	96.62%
Russell 2000	54.93
Russell 2000 Growth	73.23
Russell 2000 Value	65.53

Under Section 854(b)(2) of the Internal Revenue Code (the “Code”), the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2013:

iShares Index Fund	Qualified Dividend Income
Russell Top 200	$1,862,450
Russell Top 200 Growth	6,661,802
Russell Top 200 Value	1,975,184
Russell 1000	140,846,595
Russell 1000 Growth	286,765,279

iShares Index Fund	Qualified Dividend Income
Russell 1000 Value	$323,319,494
Russell 2000	248,264,841
Russell 2000 Growth	45,105,882
Russell 2000 Value	79,122,411

In February 2014, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2013. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

TAX INFORMATION	93

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Russell Top 200	$1.21124	$—	$0.00308	$1.21432	100%	—%	0%[a]		100%
Russell Top 200 Growth	0.65289	—	0.00245	0.65534	100	—	0	[a]	100
Russell Top 200 Value	0.78090	—	0.00038	0.78128	100	—	0	[a]	100
Russell 1000	1.67881	—	0.01717	1.69598	99	—	1		100
Russell 1000 Growth	1.11414	—	0.00667	1.12081	99	—	1		100
Russell 1000 Value	1.67884	—	0.02236	1.70120	99	—	1		100
Russell 2000	1.58567	—	0.11373	1.69940	93	—	7		100
Russell 2000 Growth	1.37785	—	0.05432	1.43217	96	—	4		100
Russell 2000 Value	1.75675	—	0.14062	1.89737	93	—	7		100

[a]	Rounds to less than 1%.

Premium / Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

94	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Russell Top 200 Index Fund

Period Covered: October 1, 2009 through March 31, 2013

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	4	0.46%
Between 0.5% and –0.5%	874	99.54

	878	100.00%

iShares Russell Top 200 Growth Index Fund

Period Covered: October 1, 2009 through March 31, 2013

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	3	0.34%
Between 0.5% and –0.5%	875	99.66

	878	100.00%

iShares Russell Top 200 Value Index Fund

Period Covered:October 1, 2009 through March 31, 2013

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	3	0.34%
Between 0.5% and –0.5%	875	99.66

	878	100.00%

iShares Russell 1000 Index Fund

Period Covered: January 1, 2008 through March 31, 2013

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	1	0.08%
Greater than 1.0% and Less than 1.5%	4	0.30
Greater than 0.5% and Less than 1.0%	7	0.53
Between 0.5% and –0.5%	1,299	98.56
Less than –0.5% and Greater than –1.0%	2	0.15
Less than –1.0% and Greater than –1.5%	3	0.23
Less than –1.5%	2	0.15

	1,318	100.00%

SUPPLEMENTAL INFORMATION	95

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Russell 1000 Growth Index Fund

Period Covered: January 1, 2008 through March 31, 2013

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	4	0.31%
Greater than 0.5% and Less than 1.0%	8	0.60
Between 0.5% and –0.5%	1,298	98.48
Less than –0.5% and Greater than –1.0%	3	0.23
Less than –1.0% and Greater than –1.5%	3	0.23
Less than –1.5%	2	0.15

	1,318	100.00%

iShares Russell 1000 Value Index Fund

Period Covered: January 1, 2008 through March 31, 2013

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	1	0.08%
Greater than 2.0% and Less than 2.5%	1	0.08
Greater than 1.5% and Less than 2.0%	1	0.08
Greater than 1.0% and Less than 1.5%	3	0.23
Greater than 0.5% and Less than 1.0%	9	0.67
Between 0.5% and –0.5%	1,294	98.17
Less than –0.5% and Greater than –1.0%	4	0.30
Less than –1.0% and Greater than –1.5%	3	0.23
Less than –1.5% and Greater than –2.0%	1	0.08
Less than –2.0%	1	0.08

	1,318	100.00%

iShares Russell 2000 Index Fund

Period Covered: January 1, 2008 through March 31, 2013

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	2	0.15%
Greater than 1.0% and Less than 1.5%	2	0.15
Greater than 0.5% and Less than 1.0%	5	0.37
Between 0.5% and –0.5%	1,298	98.48
Less than –0.5% and Greater than –1.0%	7	0.53
Less than –1.0% and Greater than –1.5%	1	0.08
Less than –1.5% and Greater than –2.0%	1	0.08
Less than –2.0% and Greater than –2.5%	1	0.08
Less than –2.5% and Greater than –3.0%	1	0.08

	1,318	100.00%

96	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Russell 2000 Growth Index Fund

Period Covered: January 1, 2008 through March 31, 2013

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	3	0.23%
Greater than 1.0% and Less than 1.5%	2	0.15
Greater than 0.5% and Less than 1.0%	3	0.23
Between 0.5% and –0.5%	1,297	98.39
Less than –0.5% and Greater than –1.0%	8	0.60
Less than –1.0% and Greater than –1.5%	1	0.08
Less than –1.5% and Greater than –2.0%	1	0.08
Less than –2.0% and Greater than –2.5%	1	0.08
Less than –2.5% and Greater than –3.0%	1	0.08
Less than –3.0%	1	0.08

	1,318	100.00%

iShares Russell 2000 Value Index Fund

Period Covered: January 1, 2008 through March 31, 2013

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5% and Less than 3.0%	1	0.08%
Greater than 2.0% and Less than 2.5%	1	0.08
Greater than 1.5% and Less than 2.0%	1	0.08
Greater than 1.0% and Less than 1.5%	4	0.30
Greater than 0.5% and Less than 1.0%	12	0.90
Between 0.5% and –0.5%	1,285	97.50
Less than –0.5% and Greater than –1.0%	9	0.67
Less than –1.0% and Greater than –1.5%	2	0.15
Less than –1.5% and Greater than –2.0%	1	0.08
Less than –2.0% and Greater than –2.5%	1	0.08
Less than –2.5%	1	0.08

	1,318	100.00%

SUPPLEMENTAL INFORMATION	97

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Chief Compliance Officer, Treasurer and Secretary shall each hold office until their successors are chosen and qualified, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not interested persons of the Trust (as defined in the 1940 Act) are referred to as Independent Trustees.

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee of iShares Trust also serves as a Director of iShares, Inc., a Director of iShares MSCI Russia Capped Index Fund, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 287 funds (as of March 31, 2013) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees and Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert S. Kapito[a] (56)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of BlackRock, Inc. (since 2007); Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

Michael Latham[b] (47)	Trustee (since 2010); President (since 2007).	Chairman of iShares, BlackRock (since 2011); Global Chief Executive Officer of iShares, BlackRock (2010-2011); Managing Director, BlackRock (since 2009); Head of Americas iShares, Barclays Global Investors (“BGI”) (2007-2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005-2009); Chief Operating Officer of the Intermediary Investor and Exchange-Traded Products Business, BGI (2003-2007).	Director of iShares, Inc. (since 2010); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

98	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert H. Silver (57)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Paine Webber Inc.) (2003-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Independent Chairman of iShares, Inc., iShares MSCI Russia Capped Index Fund, Inc. and iShares U.S. ETF Trust (since 2012).

Cecilia H. Herbert (64)	Trustee (since 2005); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).	Trustee and Member (since 2011) of the Investment Committee, WNET, the New York public broadcasting company; Director (since 1998) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010), the Thacher School; Member (since 1994) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco.	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (69)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (57)	Trustee (since 2005); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

TRUSTEE AND OFFICER INFORMATION	99

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held

John E. Martinez (51)	Trustee (since 2003); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

George G.C. Parker (74)	Trustee (since 2000).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University Graduate School of Business (Professor since 1973; Emeritus since 2006).	Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Madhav V. Rajan (48)	Trustee (since 2011); 15(c) Committee Chair (since 2012).	Robert K. Jaedicke Professor of Accounting and Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Visiting Professor, University of Chicago (2007-2008).	Director of iShares, Inc. (since 2011); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

100	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years
Edward B. Baer (44)	Vice President and Chief Legal Officer (since 2012).	Managing Director of Legal & Compliance, BlackRock (since 2006); Director of Legal & Compliance, BlackRock (2004-2006).

Eilleen M. Clavere (60)	Secretary (since 2007).	Director of Global Fund Administration, BlackRock (since 2009); Director of Legal Administration of Intermediary Investor Business, BGI (2006-2009); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel of Kirkpatrick & Lockhart LLP (2001-2005).

Jack Gee (53)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Scott Radell (44)	Executive Vice President (since 2012).	Managing Director, BlackRock (since 2009); Head of Portfolio Solutions, BlackRock (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (50)	Executive Vice President (since 2007).	Senior Managing Director, BlackRock (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (49)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Head of Strategic Product Initiatives for iShares (since 2012); Chief Legal Officer, Exchange-Traded Fund Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

TRUSTEE AND OFFICER INFORMATION	101

Notes:

102	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Russell Investment Group, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

The Funds’ complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

Certain financial information required by regulations or listing exchange rules in jurisdictions outside the U.S. in which iShares Funds are cross-listed may be publicly filed in those jurisdictions. This information is available upon request by calling 1-800-474-2737.

©2013 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

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iS-AR-35-0313

MARCH 31, 2013

2013 ANNUAL REPORT

iShares Trust

➢	iShares Russell 3000 Index Fund | IWV | NYSE Arca
➢	iShares Russell 3000 Growth Index Fund | IWZ | NYSE Arca
➢	iShares Russell 3000 Value Index Fund | IWW | NYSE Arca
➢	iShares Russell Microcap Index Fund | IWC | NYSE Arca
➢	iShares Russell Midcap Index Fund | IWR | NYSE Arca
➢	iShares Russell Midcap Growth Index Fund | IWP | NYSE Arca
➢	iShares Russell Midcap Value Index Fund | IWS | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

DOMESTIC MARKET OVERVIEW

Equities delivered solid performance for the 12-month reporting period ended March 31, 2013 (the “reporting period”), with the S&P 500 and the Dow Jones Industrial Average finishing the reporting period at record highs, and the Dow Jones Industrial Average finally erasing losses incurred since October 2007. The technology-heavy NASDAQ achieved more moderate results due to challenges in the technology sector, although its returns were positive during the reporting period.

Stocks benefited from improved economic data, including a decline in the unemployment rate to 7.6% in March 2013, stronger consumer spending levels, and improvement in the housing industry. As the housing recovery appeared to gain traction, acceleration in new-home building fueled growth in the construction sector. Permits for new home construction climbed 4.6% in February 2013, the largest increase since June 2008. Resales of homes, meanwhile, reached their highest levels in three years in the first quarter of 2013. Corporate profit growth also remained stable, with after-tax profits growing 2.3% in the fourth quarter of 2012. The successful aversion of the fiscal cliff at the end of 2012 also contributed to investor optimism. Despite government spending cuts and higher taxes in 2013, retail sales rose 1.1% in February 2013.

A continuation of the Federal Reserve’s “easy-money” policy benefited equity markets, as the low-interest rate environment made alternatives such as Treasury bonds less attractive to investors when compared to equities. In March 2013, the Federal Reserve reinforced its plan to keep short-term interest rates at low levels until unemployment levels fall to 6.5%.

Investors dismissed some negative news, though. Economic growth slowed in the fourth quarter of 2012, growing by only 0.4% compared with 3.1% growth for the third quarter of 2012. The Conference Board’s consumer confidence index sank to 59.7 in March 2013, from a downwardly revised 68.0 in February 2013. Apparent cooling in the manufacturing sector was illustrated by the Institute for Supply Management’s index of national factory activity, which dropped to 51.3 in March 2013 from 54.2 in the previous month. Investors also seemed unfazed by uncertainty about the federal budget, with the potential fiscal cliff that was averted, as well as ongoing discussions of debt ceilings and sequester cuts. The automatic spending cuts are set to reduce government agency budgets by $85 billion in the period from March 2, 2013 to October 1, 2013.

Concerns surrounding economic conditions in Europe resurfaced during the reporting period, as Spain released disappointing economic data and unemployment levels in Germany rose. In the first quarter of 2013, an economic crisis on the island of Cyprus drove concerns about the health of the European financial system, although the announcement of a bailout plan temporarily alleviated worries. Despite the negative news from Europe, though, the overall effect of a weak European landscape was higher asset flows from Europe into U.S. markets, benefiting domestic equity markets.

For the reporting period, small-capitalization stocks outperformed large-capitalization stocks but underperformed mid-capitalization stocks, as measured by the S&P and Russell Indices. Value-oriented stocks outpaced growth stocks across all market capitalizations. The relative performance of value stocks may have been attributable in part to the tax implications of holding dividend-paying stocks, which tend to be associated with value-oriented stocks. Uncertainty existed for much of 2012 surrounding future tax rates, but in the first quarter of 2013, investors were able to invest in dividend-paying stocks with future clarity regarding their tax consequences. Large-capitalization growth stocks represented the poorest-performing segment of the broad U.S. equity market, although they still achieved solid returns.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® RUSSELL 3000 INDEX FUND

Performance as of March 31, 2013

Average Annual Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Ten Years Ended 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
14.37%	14.30%	14.56%	6.19%	6.18%	6.32%	9.00%	8.99%	9.15%

Cumulative Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Ten Years Ended 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
14.37%	14.30%	14.56%	35.01%	34.99%	35.83%	136.78%	136.53%	140.11%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,112.30	$1.05	$1,000.00	$1,023.90	$1.01	0.20%

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

6	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

The iShares Russell 3000 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 3000® Index (the “Index”). The Index is a float-adjusted capitalization-weighted index that measures the performance of the broad U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2013, the total return for the Fund was 14.37%, net of fees, while the total return for the Index was 14.56%.

As discussed in the market overview, equities experienced solid gains for the reporting period, with broad domestic equity indices reaching record highs. The Index reflected the equity market strength that characterized the 12-month reporting period, achieving sound results for the reporting period.

In terms of sector returns, nine of the ten major sectors contributed positively to Index performance. The financials sector, which at 16% of the Index on average was one of the largest sectors represented in the Index, made the largest contribution to Index performance. The value-oriented health care sector, which accounted for 12% of the Index on average and experienced overall gains of roughly 25%, was a significant sector contributor to Index returns. Reflecting increased consumer spending during the reporting period, consumer-based sectors performed well: the consumer staples, a value-oriented sector, contributed meaningfully to Index gains, as did the typically growth-oriented consumer discretionary sector. The growth-oriented information technology sector detracted slightly for the reporting period. Because it represented an average of 19% of the Index during the reporting period, its decline had a negative impact on Index returns.

PORTFOLIO ALLOCATION

As of 3/31/13

Sector*	Percentage of Net Assets

Consumer Non-Cyclical	21.53%
Financial	17.41
Technology	11.96
Industrial	11.14
Communications	10.76
Consumer Cyclical	10.26
Energy	9.89
Utilities	3.46
Basic Materials	3.38
Diversified	0.06
Short-Term and Other Net Assets	0.15

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/13

Security	Percentage of Net Assets

Exxon Mobil Corp.	2.42%
Apple Inc.	2.38
General Electric Co.	1.41
Chevron Corp.	1.35
International Business Machines Corp.	1.34
Johnson & Johnson	1.29
Pfizer Inc.	1.24
Microsoft Corp.	1.24
Procter & Gamble Co. (The)	1.21
Google Inc. Class A	1.18

TOTAL	15.06%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

Performance as of March 31, 2013

Average Annual Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Ten Years Ended 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
10.19%	10.17%	10.42%	7.22%	7.21%	7.44%	8.61%	8.59%	8.84%

Cumulative Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Ten Years Ended 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
10.19%	10.17%	10.42%	41.71%	41.67%	43.14%	128.32%	127.95%	133.26%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,084.10	$1.30	$1,000.00	$1,023.70	$1.26	0.25%

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

8	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

The iShares Russell 3000 Growth Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 3000® Growth Index (the “Index”). The Index measures the performance of equity securities of Russell 3000® Index issuers with relatively higher price-to-book ratios and higher forecasted growth. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2013, the total return for the Fund was 10.19%, net of fees, while the total return for the Index was 10.42%.

As discussed in the market overview, equities experienced solid gains for the reporting period, with broad domestic equity indices reaching record highs. The Index reflected the equity market strength that characterized the 12-month reporting period, delivering sound returns for the reporting period, but lagged the performance of value-oriented stocks.

In terms of sector returns, nearly all of the major sectors contributed positively to Index performance for the reporting period. The largest contributor to Index returns by far was the health care sector, which also generated substantial absolute sector returns and comprised an average of 12% of the Index during the reporting period. The consumer discretionary and consumer staples sectors both achieved solid gains and added meaningfully to Index returns, reflecting the improvement in consumer spending levels during the reporting period. The industrials sector contributed significantly, benefiting from increased industrial activity. Telecommunications services generated the largest absolute returns, but, at only 2% of the Index on average, the sector’s contribution to Index performance was modest. Information technology, the largest sector at an average of 30% of the Index, detracted from Index returns.

PORTFOLIO ALLOCATION

As of 3/31/13

Sector*	Percentage of Net Assets

Consumer Non-Cyclical	26.08%
Technology	20.57
Consumer Cyclical	13.94
Communications	12.75
Industrial	12.71
Financial	5.72
Energy	4.42
Basic Materials	3.57
Utilities	0.10
Diversified	0.02
Short-Term and Other Net Assets	0.12

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/13

Security	Percentage of Net Assets

Apple Inc.	4.95%
International Business Machines Corp.	2.78
Microsoft Corp.	2.57
Google Inc. Class A	2.46
Coca-Cola Co. (The)	1.88
Philip Morris International Inc.	1.74
Verizon Communications Inc.	1.67
PepsiCo Inc.	1.48
Oracle Corp.	1.48
QUALCOMM Inc.	1.37

TOTAL	22.38%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® RUSSELL 3000 VALUE INDEX FUND

Performance as of March 31, 2013

Average Annual Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Ten Years Ended 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
18.43%	18.41%	18.71%	4.88%	4.87%	5.05%	9.12%	9.10%	9.33%

Cumulative Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Ten Years Ended 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
18.43%	18.41%	18.71%	26.88%	26.84%	27.91%	139.28%	138.91%	144.04%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,139.50	$1.33	$1,000.00	$1,023.70	$1.26	0.25%

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

10	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

The iShares Russell 3000 Value Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 3000® Value Index (the “Index”). The Index measures the performance of equity securities of Russell 3000® Index issuers with relatively lower price-to-book ratios and lower forecasted growth. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2013, the total return for the Fund was 18.43%, net of fees, while the total return for the Index was 18.71%.

As discussed in the market overview, equities experienced solid gains for the reporting period, with broad domestic equity indices reaching record highs. The Index reflected the equity market strength that characterized the 12-month reporting period, delivering healthy gains for the reporting period and outpacing the performance of growth-oriented stocks.

In terms of sector returns, all ten major sectors contributed positively to Index performance for the reporting period. The largest contributor to Index returns by far was the financials sector, which was also the largest sector at an average of 28% of the Index during the reporting period. Health care stocks, which collectively represented 11% of the Index on average, also benefited Index returns. The consumer discretionary and consumer staples sectors both achieved solid gains and added meaningfully to Index returns, reflecting the increase in consumer spending during the reporting period. The industrials sector contributed significantly, benefiting from increased industrial activity. The information technology sector made the most modest sector contribution to Index results for the reporting period.

PORTFOLIO ALLOCATION

As of 3/31/13

Sector*	Percentage of Net Assets

Financial	28.23%
Consumer Non-Cyclical	17.32
Energy	14.96
Industrial	9.69
Communications	8.93
Consumer Cyclical	6.84
Utilities	6.57
Technology	3.98
Basic Materials	3.19
Diversified	0.10
Short-Term and Other Net Assets	0.19

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/13

Security	Percentage of Net Assets

Exxon Mobil Corp.	4.67%
General Electric Co.	2.71
Chevron Corp.	2.60
Pfizer Inc.	2.39
AT&T Inc.	2.23
Procter & Gamble Co. (The)	2.17
Berkshire Hathaway Inc. Class B	2.06
Wells Fargo & Co.	2.01
J.P. Morgan Chase & Co.	2.00
Johnson & Johnson	1.92

TOTAL	24.76%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® RUSSELL MICROCAP INDEX FUND

Performance as of March 31, 2013

Average Annual Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Inception to 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
16.60%	16.50%	16.93%	6.06%	6.03%	6.68%	3.17%	3.18%	3.89%

Cumulative Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Inception to 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
16.60%	16.50%	16.93%	34.19%	34.03%	38.18%	26.94%	26.98%	33.85%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 8/12/05. The first day of secondary market trading was 8/16/05.

Index performance through July 1, 2006 reflects the performance of the Russell Microcap XTM Index. Index performance beginning on July 2, 2006 reflects the performance of the Russell Microcap® Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,124.10	$3.18	$1,000.00	$1,021.90	$3.02	0.60%

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

12	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

The iShares Russell Microcap Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Microcap® Index (the “Index”). The Index is a float-adjusted capitalization-weighted index and measures the performance of the microcap sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2013, the total return for the Fund was 16.60%, net of fees, while the total return for the Index was 16.93%.

As discussed in the market overview, equities experienced solid results for the reporting period, with broad domestic equity indices reaching record highs. The Index reflected the equity market strength that characterized the 12-month reporting period, delivering sound gains, and outperforming small- and large-capitalization indices, but underperforming mid-capitalization indices.

In terms of sector returns, nine of the ten major sectors contributed positively to Index performance for the reporting period. The largest contributor to Index returns by far was the financials sector, which was also the largest sector at an average of 28% of the Index during the reporting period. Health care, the second-largest sector at an average of 17% of the Index, also contributed meaningfully. Consumer discretionary stocks benefited Index returns, as consumer spending levels improved in the reporting period. The industrials sector added significantly, reflecting increased industrial activity in the reporting period. Energy, which accounted for only 4% of the Index on average, detracted from Index returns.

PORTFOLIO ALLOCATION

As of 3/31/13

Sector*/Investment Type	Percentage of Net Assets

Financial	30.15%
Consumer Non-Cyclical	22.04
Industrial	13.50
Consumer Cyclical	10.57
Communications	8.56
Technology	7.57
Energy	3.26
Basic Materials	2.92
Utilities	1.30
Diversified	0.09
Investment Companies	0.06
Short-Term and Other Assets, Less Liabilities	(0.02)

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/13

Security	Percentage of Net Assets

Radian Group Inc.	0.66%
American Realty Capital Properties Inc.	0.53
Infinity Pharmaceuticals Inc.	0.52
Colony Financial Inc.	0.50
Home Loan Servicing Solutions Ltd.	0.45
Aegerion Pharmaceuticals Inc.	0.41
Virtus Investment Partners Inc.	0.41
Ramco-Gershenson Properties Trust	0.35
Scorpio Tankers Inc.	0.35
Santarus Inc.	0.35

TOTAL	4.53%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance

iSHARES® RUSSELL MIDCAP INDEX FUND

Performance as of March 31, 2013

Average Annual Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Ten Years Ended 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
17.14%	17.13%	17.30%	8.25%	8.23%	8.37%	12.11%	12.10%	12.27%

Cumulative Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Ten Years Ended 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
17.14%	17.13%	17.30%	48.64%	48.49%	49.49%	213.72%	213.40%	218.23%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,161.20	$1.08	$1,000.00	$1,023.90	$1.01	0.20%

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

14	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

The iShares Russell Midcap Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap® Index (the “Index”). The Index is a float-adjusted, capitalization-weighted index and measures the performance of the mid-capitalization sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2013, the total return for the Fund was 17.14%, net of fees, while the total return for the Index was 17.30%.

As discussed in the market overview, equities experienced solid gains for the reporting period, with broad domestic equity indices reaching record highs. The Index reflected the equity market strength that characterized the 12-month reporting period, delivering sound returns, outperforming large- and small-capitalization indices.

In terms of sector returns, all ten major sectors contributed positively to Index performance. The financials sector, which was the largest sector in the Index, comprising an average of 20% of the Index during the reporting period, also generated the most significant contribution to Index performance. Benefiting from an increase in industrial activity during the reporting period, the industrial sector was a key contributor to Index performance. Strong absolute sector returns were generated by three historically value-oriented sectors: consumer staples, health care, and utilities, and all three sectors contributed meaningfully to Index returns. The growth-oriented information technology sector contributed only modestly for the reporting period.

PORTFOLIO ALLOCATION

As of 3/31/13

Sector*	Percentage of Net Assets

Financial	19.48%
Consumer Non-Cyclical	18.25
Consumer Cyclical	14.55
Industrial	12.66
Technology	9.08
Communications	7.71
Energy	7.70
Utilities	5.61
Basic Materials	4.64
Diversified	0.18
Short-Term and Other Net Assets	0.14

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/13

Security	Percentage of Net Assets

Marathon Petroleum Corp.	0.63%
Eaton Corp. PLC	0.58
Valero Energy Corp.	0.52
H.J. Heinz Co.	0.48
HCP Inc.	0.46
Ventas Inc.	0.43
Noble Energy Inc.	0.42
International Paper Co.	0.42
Crown Castle International Corp.	0.42
Aon PLC	0.41

TOTAL	4.77%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

Performance as of March 31, 2013

Average Annual Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Ten Years Ended 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
12.58%	12.58%	12.76%	7.78%	7.74%	7.98%	11.29%	11.29%	11.53%

Cumulative Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Ten Years Ended 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
12.58%	12.58%	12.76%	45.41%	45.20%	46.80%	191.56%	191.43%	197.83%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,133.10	$1.33	$1,000.00	$1,023.70	$1.26	0.25%

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

16	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

The iShares Russell Midcap Growth Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap® Growth Index (the “Index”). The Index measures the performance of the mid-capitalization growth sector of the U.S. equity market and includes securities of Russell Midcap® Index issuers with relatively higher price-to-book ratios and higher forecasted growth. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2013, the total return for the Fund was 12.58%, net of fees, while the total return for the Index was 12.76%.

As mentioned in the market overview, equities experienced solid gains for the reporting period, with broad domestic equity indices reaching record highs. The Index reflected the equity market strength that characterized the 12-month reporting period. Consistent with overall market performance, the Index delivered sound results, outperforming large-capitalization indices. Among mid-capitalization indices, the Index lagged value-oriented segments.

In terms of sector returns, nine of the ten major sectors contributed positively to Index performance. The consumer discretionary sector, which comprised 24% of the Index on average, made the largest contribution to Index performance, reflecting an improvement in consumer spending levels during the reporting period. Another key contributor to Index returns was the industrials sector, which benefited from an improvement in industrial activity during the reporting period. The health care and financials sectors also contributed significantly. The information technology sector, which represented an average of 17% of the Index, detracted only slightly.

PORTFOLIO ALLOCATION

As of 3/31/13

Sector*	Percentage of Net Assets

Consumer Non-Cyclical	23.93%
Consumer Cyclical	21.58
Industrial	13.95
Technology	11.35
Communications	10.90
Financial	6.76
Energy	6.07
Basic Materials	5.06
Utilities	0.27
Diversified	0.06
Short-Term and Other Net Assets	0.07

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/13

Security	Percentage of Net Assets

Crown Castle International Corp.	0.92%
Intuit Inc.	0.87
Liberty Global Inc. Series A	0.86
T. Rowe Price Group Inc.	0.86
PPG Industries Inc.	0.85
Discovery Communications Inc. Series A	0.84
Alexion Pharmaceuticals Inc.	0.79
Kroger Co. (The)	0.78
Omnicom Group Inc.	0.72
Whole Foods Market Inc.	0.71

TOTAL	8.20%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

Management’s Discussion of Fund Performance

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

Performance as of March 31, 2013

Average Annual Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Ten Years Ended 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
21.24%	21.20%	21.49%	8.39%	8.34%	8.53%	12.40%	12.38%	12.57%

Cumulative Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Ten Years Ended 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
21.24%	21.20%	21.49%	49.63%	49.29%	50.58%	221.80%	221.41%	226.90%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,185.60	$1.36	$1,000.00	$1,023.70	$1.26	0.25%

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

18	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

The iShares Russell Midcap Value Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap® Value Index (the “Index”). The Index measures the performance of the mid-capitalization value sector of the U.S. equity market and includes securities of Russell Midcap® Index issuers with relatively lower price-to-book ratios and lower forecasted growth. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2013, the total return for the Fund was 21.24%, net of fees, while the total return for the Index was 21.49%.

As discussed in the market overview, equities experienced solid gains for the reporting period, with broad domestic equity indices reaching record highs. The Index participated in the equity market strength that characterized the 12-month reporting period, delivering healthy returns, outperforming large- and small-capitalization indices. Among mid-capitalization indices, the Index outpaced growth-oriented segments.

In terms of sector returns, all ten major sectors contributed positively to Index performance, and eight of the ten achieved solid double-digit absolute sector returns for the reporting period. The largest contributor to Index returns was the financials sector, which comprised an average of 31% of the Index during the reporting period. The industrials sector also contributed significantly, benefiting from increased industrial activity during the reporting period. The consumer discretionary and utilities sectors were both meaningful contributors. The information technology sector contributed only modestly. The telecommunication services sector, which represented an average of 1% of the Index, added slightly to Index returns.

PORTFOLIO ALLOCATION

As of 3/31/13

Sector*	Percentage of Net Assets

Financial	30.23%
Consumer Non-Cyclical	13.45
Industrial	11.56
Utilities	10.12
Energy	9.09
Consumer Cyclical	8.63
Technology	7.17
Communications	5.01
Basic Materials	4.30
Diversified	0.28
Short-Term and Other Net Assets	0.16

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/13

Security	Percentage of Net Assets

Marathon Petroleum Corp.	1.16%
Valero Energy Corp.	0.95
Eaton Corp. PLC	0.87
Ventas Inc.	0.80
HCP Inc.	0.79
International Paper Co.	0.77
Sempra Energy	0.73
Sprint Nextel Corp.	0.71
Prologis Inc.	0.70
Aon PLC	0.70

TOTAL	8.18%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	19

About Fund Performance (Unaudited)

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on October 1, 2012 and held through March 31, 2013, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

20	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2013

Security	Shares	Value	% of Net Assets

COMMON STOCKS

ADVERTISING
Other securities[a]		$6,294,555	0.15%

		6,294,555	0.15
AEROSPACE & DEFENSE
Boeing Co. (The)	178,033	15,284,133	0.37
United Technologies Corp.	216,637	20,240,395	0.49
Other securities[a]		33,634,881	0.81

		69,159,409	1.67
AGRICULTURE
Altria Group Inc.	483,656	16,632,930	0.40
Philip Morris International Inc.	406,202	37,658,987	0.91
Other securities[a]		16,169,354	0.39

		70,461,271	1.70
AIRLINES
Other securities[a]		12,203,042	0.29

		12,203,042	0.29
APPAREL
Other securities[a]		27,118,602	0.65

		27,118,602	0.65
AUTO MANUFACTURERS
Other securities[a]		23,399,273	0.57

		23,399,273	0.57
AUTO PARTS & EQUIPMENT
Other securities[a]		19,815,857	0.48

		19,815,857	0.48
BANKS
Bank of America Corp.	2,567,339	31,270,189	0.76
Citigroup Inc.	698,537	30,903,277	0.75
Goldman Sachs Group Inc. (The)	110,821	16,307,310	0.39
J.P. Morgan Chase & Co.	906,387	43,017,127	1.04
PNC Financial Services Group Inc. (The)[b]	126,182	8,391,103	0.20
U.S. Bancorp	450,207	15,275,524	0.37
Wells Fargo & Co.	1,166,600	43,152,534	1.04
Other securities[a]		91,779,242	2.22

		280,096,306	6.77

Security	Shares	Value	% of Net Assets

BEVERAGES
Coca-Cola Co. (The)	925,182	$37,414,360	0.90%
PepsiCo Inc.	371,806	29,413,573	0.71
Other securities[a]		16,799,889	0.41

		83,627,822	2.02
BIOTECHNOLOGY
Amgen Inc.	184,857	18,949,691	0.46
Gilead Sciences Inc.[c]	360,008	17,615,192	0.43
Other securities[a]		48,673,669	1.17

		85,238,552	2.06
BUILDING MATERIALS
Other securities[a]		12,631,673	0.31

		12,631,673	0.31
CHEMICALS
Other securities[a]		99,984,707	2.42

		99,984,707	2.42
COAL
Other securities[a]		4,928,465	0.12

		4,928,465	0.12
COMMERCIAL SERVICES
Other securities[a]		79,614,051	1.92

		79,614,051	1.92
COMPUTERS
Apple Inc.	222,594	98,526,782	2.38
International Business Machines Corp.	259,488	55,348,790	1.34
Other securities[a]		74,993,409	1.81

		228,868,981	5.53
COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	652,289	50,265,390	1.21
Other securities[a]		19,444,381	0.47

		69,709,771	1.68
DISTRIBUTION & WHOLESALE
Other securities[a]		18,309,578	0.44

		18,309,578	0.44
DIVERSIFIED FINANCIAL SERVICES
American Express Co.	237,990	16,054,805	0.39
BlackRock Inc.[b]	30,384	7,805,042	0.19
Visa Inc. Class A	124,218	21,097,185	0.51
Other securities[a]		59,519,882	1.43

		104,476,914	2.52

SUMMARY SCHEDULES OF INVESTMENTS	21

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2013

Security	Value	% of Net Assets

ELECTRIC
Other securities[a]	$122,215,527	2.95%

	122,215,527	2.95
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]	20,164,639	0.49

	20,164,639	0.49
ELECTRONICS
Other securities[a]	50,790,526	1.23

	50,790,526	1.23
ENERGY — ALTERNATE SOURCES
Other securities[a]	620,560	0.01

	620,560	0.01
ENGINEERING & CONSTRUCTION
Other securities[a]	12,047,979	0.29

	12,047,979	0.29
ENTERTAINMENT
Other securities[a]	8,479,879	0.20

	8,479,879	0.20
ENVIRONMENTAL CONTROL
Other securities[a]	13,328,748	0.32

	13,328,748	0.32
FOOD
Other securities[a]	79,423,658	1.92

	79,423,658	1.92
FOREST PRODUCTS & PAPER
Other securities[a]	9,349,391	0.23

	9,349,391	0.23
GAS
Other securities[a]	17,161,694	0.41

	17,161,694	0.41
HAND & MACHINE TOOLS
Other securities[a]	7,287,410	0.18

	7,287,410	0.18
HEALTH CARE — PRODUCTS
Other securities[a]	83,436,673	2.02

	83,436,673	2.02
HEALTH CARE — SERVICES
Other securities[a]	53,108,180	1.28

	53,108,180	1.28

Security	Shares	Value	% of Net Assets

HOLDING COMPANIES — DIVERSIFIED
BlackRock Kelso Capital Corp.[b]	15,930	$159,300	0.00%
Other securities[a]		7,459,426	0.19

		7,618,726	0.19
HOME BUILDERS
Other securities[a]		10,159,406	0.25

		10,159,406	0.25
HOME FURNISHINGS
Other securities[a]		5,183,819	0.13

		5,183,819	0.13
HOUSEHOLD PRODUCTS & WARES
Other securities[a]		19,598,041	0.47

		19,598,041	0.47
HOUSEWARES
Other securities[a]		2,581,387	0.06

		2,581,387	0.06
INSURANCE
Berkshire Hathaway Inc. Class Bc	424,035	44,184,447	1.07
Other securities[a]		120,424,233	2.91

		164,608,680	3.98
INTERNET
Amazon.com Inc.[c]	85,998	22,917,607	0.55
eBay Inc.[c]	275,282	14,925,790	0.36
Google Inc. Class Ac	61,622	48,929,717	1.18
Other securities[a]		50,321,632	1.22

		137,094,746	3.31
IRON & STEEL
Other securities[a]		9,154,700	0.22

		9,154,700	0.22
LEISURE TIME
Other securities[a]		11,234,602	0.27

		11,234,602	0.27
LODGING
Other securities[a]		18,373,039	0.44

		18,373,039	0.44
MACHINERY
Other securities[a]		51,885,618	1.25

		51,885,618	1.25
MANUFACTURING
3M Co.	164,929	17,533,602	0.42

22	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2013

Security	Shares	Value	% of Net Assets

General Electric Co.	2,522,239	$58,314,166	1.41%
Other securities[a]		53,443,785	1.29

		129,291,553	3.12
MEDIA
Comcast Corp. Class A	638,387	26,818,638	0.65
News Corp. Class A NVS	497,854	15,194,504	0.37
Walt Disney Co. (The)	424,895	24,134,036	0.58
Other securities[a]		76,071,703	1.84

		142,218,881	3.44
METAL FABRICATE & HARDWARE
Other securities[a]		11,325,658	0.27

		11,325,658	0.27
MINING
Other securities[a]		21,332,437	0.52

		21,332,437	0.52
OFFICE & BUSINESS EQUIPMENT
Other securities[a]		3,208,628	0.08

		3,208,628	0.08
OFFICE FURNISHINGS
Other securities[a]		1,509,192	0.04

		1,509,192	0.04
OIL & GAS
Chevron Corp.	469,599	55,797,753	1.35
ConocoPhillips	300,583	18,065,038	0.44
Exxon Mobil Corp.	1,113,172	100,307,929	2.42
Occidental Petroleum Corp.	192,774	15,107,698	0.36
Other securities[a]		132,605,900	3.21

		321,884,318	7.78
OIL & GAS SERVICES
Schlumberger Ltd.	317,012	23,741,029	0.57
Other securities[a]		39,933,810	0.97

		63,674,839	1.54
PACKAGING & CONTAINERS
Other securities[a]		11,231,907	0.27

		11,231,907	0.27
PHARMACEUTICALS
AbbVie Inc.	373,688	15,238,997	0.37
Bristol-Myers Squibb Co.	401,468	16,536,467	0.40
Johnson & Johnson	653,780	53,302,683	1.29
Merck & Co. Inc.	724,562	32,047,377	0.77
Pfizer Inc.	1,782,568	51,444,912	1.24

Security	Shares	Value	% of Net Assets

Other securities[a]		$98,200,460	2.37%

		266,770,896	6.44
PIPELINES
Other securities[a]		18,349,142	0.44

		18,349,142	0.44
REAL ESTATE
Other securities[a]		6,089,171	0.15

		6,089,171	0.15
REAL ESTATE INVESTMENT TRUSTS
PennyMac Mortgage Investment Trust[b]	14,647	379,211	0.01
Other securities[a]		150,254,211	3.63

		150,633,422	3.64
RETAIL
CVS Caremark Corp.	304,600	16,749,954	0.40
Home Depot Inc. (The)	363,876	25,391,267	0.61
McDonald’s Corp.	241,583	24,083,409	0.58
Wal-Mart Stores Inc.	402,674	30,132,095	0.73
Other securities[a]		161,627,186	3.91

		257,983,911	6.23
SAVINGS & LOANS
Other securities[a]		9,111,889	0.22

		9,111,889	0.22
SEMICONDUCTORS
Intel Corp.	1,195,991	26,132,403	0.63
QUALCOMM Inc.	407,532	27,284,267	0.66
Other securities[a]		61,876,115	1.49

		115,292,785	2.78
SHIPBUILDING
Other securities[a]		625,028	0.02

		625,028	0.02
SOFTWARE
Microsoft Corp.	1,791,862	51,265,172	1.24
Oracle Corp.	908,353	29,376,136	0.71
Other securities[a]		67,135,128	1.62

		147,776,436	3.57
STORAGE & WAREHOUSING
Other securities[a]		328,504	0.01

		328,504	0.01
TELECOMMUNICATIONS
AT&T Inc.	1,307,390	47,968,139	1.16
Cisco Systems Inc.	1,273,479	26,628,446	0.64

SUMMARY SCHEDULES OF INVESTMENTS	23

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2013

Security	Shares	Value	% of Net Assets

Verizon Communications Inc.	676,743	$33,261,918	0.80%
Other securities[a]		52,099,193	1.26

		159,957,696	3.86
TEXTILES
Other securities[a]		3,179,504	0.08

		3,179,504	0.08
TOYS, GAMES & HOBBIES
Other securities[a]		4,921,779	0.12

		4,921,779	0.12
TRANSPORTATION
Union Pacific Corp.	113,190	16,119,388	0.39
Other securities[a]		53,832,433	1.30

		69,951,821	1.69
TRUCKING & LEASING
Other securities[a]		1,518,189	0.04

		1,518,189	0.04
VENTURE CAPITAL
Other securities[a]		276,792	0.01

		276,792	0.01
WATER
Other securities[a]		3,720,934	0.09

		3,720,934	0.09

TOTAL COMMON STOCKS
(Cost: $3,818,552,912)		4,133,011,769	99.85

INVESTMENT COMPANIES

CLOSED-END FUNDS
Other securities[a]		39,082	0.00

		39,082	0.00

TOTAL INVESTMENT COMPANIES
(Cost: $38,422)		39,082	0.00

WARRANTS

OIL & GAS
Other securities[a]		326	0.00

		326	0.00

TOTAL WARRANTS
(Cost: $0)		326	0.00

Security	Shares	Value	% of Net Assets

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[b,d,e]	125,795,910	$125,795,910	3.04%
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[b,d,e]	8,934,925	8,934,925	0.21
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[b,d]	20,668,381	20,668,381	0.50

		155,399,216	3.75

TOTAL SHORT-TERM INVESTMENTS
(Cost: $155,399,216)		155,399,216	3.75

TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,973,990,550)		4,288,450,393	103.60
Other Assets, Less Liabilities		(148,890,767)	(3.60)

NET ASSETS		$4,139,559,626	100.00%

NVS — Non-Voting Shares

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2013. Other securities may include securities on loan and non-income earning securities.

[b]	Affiliated issuer. See Note 2.
[c]	Non-income earning security.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

24	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value	% of Net Assets

COMMON STOCKS

ADVERTISING
Other securities[a]		$933,230	0.24%

		933,230	0.24
AEROSPACE & DEFENSE
Boeing Co. (The)	31,387	2,694,574	0.69
United Technologies Corp.	42,323	3,954,238	1.02
Other securities[a]		2,445,712	0.63

		9,094,524	2.34
AGRICULTURE
Altria Group Inc.	73,264	2,519,549	0.65
Philip Morris International Inc.	72,786	6,747,990	1.74
Other securities[a]		1,026,001	0.26

		10,293,540	2.65
AIRLINES
Other securities[a]		1,615,593	0.42

		1,615,593	0.42
APPAREL
Nike Inc. Class B	33,546	1,979,549	0.51
Other securities[a]		2,965,899	0.76

		4,945,448	1.27
AUTO MANUFACTURERS
Other securities[a]		349,317	0.09

		349,317	0.09
AUTO PARTS & EQUIPMENT
Other securities[a]		1,788,940	0.46

		1,788,940	0.46
BANKS
Other securities[a]		202,097	0.05

		202,097	0.05
BEVERAGES
Coca-Cola Co. (The)	180,394	7,295,133	1.88
PepsiCo Inc.	72,627	5,745,522	1.48
Other securities[a]		1,621,128	0.41

		14,661,783	3.77
BIOTECHNOLOGY
Amgen Inc.	36,111	3,701,739	0.95
Biogen Idec Inc.[b]	11,117	2,144,580	0.55
Celgene Corp.[b]	20,437	2,368,853	0.61
Gilead Sciences Inc.[b]	70,315	3,440,513	0.89

Security	Shares	Value	% of Net Assets

Other securities[a]		$4,162,496	1.07%

		15,818,181	4.07
BUILDING MATERIALS
Other securities[a]		1,115,418	0.29

		1,115,418	0.29
CHEMICALS
E.I. du Pont de Nemours and Co.	43,560	2,141,410	0.55
Monsanto Co.	24,749	2,614,237	0.67
Other securities[a]		8,104,029	2.09

		12,859,676	3.31
COAL
Other securities[a]		37,314	0.01

		37,314	0.01
COMMERCIAL SERVICES
MasterCard Inc. Class A	5,032	2,722,966	0.70
Other securities[a]		9,136,705	2.35

		11,859,671	3.05
COMPUTERS
Accenture PLC Class A	29,864	2,268,768	0.58
Apple Inc.	43,419	19,218,552	4.95
EMC Corp.[b]	97,409	2,327,101	0.60
International Business Machines Corp.	50,617	10,796,606	2.78
Other securities[a]		4,297,479	1.10

		38,908,506	10.01
COSMETICS & PERSONAL CARE
Colgate-Palmolive Co.	20,301	2,396,127	0.62
Other securities[a]		1,777,574	0.45

		4,173,701	1.07
DISTRIBUTION & WHOLESALE
Other securities[a]		2,930,764	0.75

		2,930,764	0.75
DIVERSIFIED FINANCIAL SERVICES
American Express Co.	29,870	2,015,030	0.52
BlackRock Inc.[c]	3,177	816,108	0.21
Visa Inc. Class A	24,268	4,121,677	1.06
Other securities[a]		3,570,729	0.92

		10,523,544	2.71
ELECTRIC
Other securities[a]		231,359	0.06

		231,359	0.06

SUMMARY SCHEDULES OF INVESTMENTS	25

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value	% of Net Assets

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		$2,766,262	0.71%

		2,766,262	0.71
ELECTRONICS
Honeywell International Inc.	36,159	2,724,581	0.70
Other securities[a]		3,432,372	0.88

		6,156,953	1.58
ENERGY — ALTERNATE SOURCES
Other securities[a]		73,124	0.02

		73,124	0.02
ENGINEERING & CONSTRUCTION
Other securities[a]		733,091	0.19

		733,091	0.19
ENTERTAINMENT
Other securities[a]		811,312	0.21

		811,312	0.21
ENVIRONMENTAL CONTROL
Other securities[a]		840,160	0.22

		840,160	0.22
FOOD
Other securities[a]		7,711,279	1.98

		7,711,279	1.98
FOREST PRODUCTS & PAPER
Other securities[a]		198,422	0.05

		198,422	0.05
GAS
Other securities[a]		71,323	0.02

		71,323	0.02
HAND & MACHINE TOOLS
Other securities[a]		322,856	0.08

		322,856	0.08
HEALTH CARE — PRODUCTS
Baxter International Inc.	23,405	1,700,139	0.44
Other securities[a]		6,926,894	1.78

		8,627,033	2.22
HEALTH CARE — SERVICES
Other securities[a]		1,873,099	0.48

		1,873,099	0.48
HOLDING COMPANIES — DIVERSIFIED
Other securities[a]		81,456	0.02

		81,456	0.02

Security	Shares	Value	% of Net Assets

HOME BUILDERS
Other securities[a]		$338,553	0.09%

		338,553	0.09
HOME FURNISHINGS
Other securities[a]		290,832	0.08

		290,832	0.08
HOUSEHOLD PRODUCTS & WARES
Other securities[a]		2,410,022	0.62

		2,410,022	0.62
HOUSEWARES
Other securities[a]		146,125	0.04

		146,125	0.04
INSURANCE
Other securities[a]		2,121,250	0.55

		2,121,250	0.55
INTERNET
Amazon.com Inc.[b]	16,801	4,477,299	1.15
eBay Inc.[b]	53,758	2,914,759	0.75
Google Inc. Class Ab	12,021	9,545,035	2.46
Other securities[a]		6,497,099	1.67

		23,434,192	6.03
IRON & STEEL
Other securities[a]		50,873	0.01

		50,873	0.01
LEISURE TIME
Other securities[a]		1,170,004	0.30

		1,170,004	0.30
LODGING
Other securities[a]		3,059,128	0.79

		3,059,128	0.79
MACHINERY
Caterpillar Inc.	30,280	2,633,452	0.68
Other securities[a]		5,968,396	1.53

		8,601,848	2.21
MANUFACTURING
3M Co.	28,958	3,078,525	0.79
Other securities[a]		4,534,295	1.17

		7,612,820	1.96
MEDIA
Comcast Corp. Class A	59,301	2,491,235	0.64
Walt Disney Co. (The)	30,518	1,733,422	0.45

26	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value	% of Net Assets

Other securities[a]		$9,816,189	2.52%

		14,040,846	3.61
METAL FABRICATE & HARDWARE
Other securities[a]		1,632,930	0.42

		1,632,930	0.42
MINING
Other securities[a]		772,221	0.20

		772,221	0.20
OFFICE & BUSINESS EQUIPMENT
Other securities[a]		71,997	0.02

		71,997	0.02
OFFICE FURNISHINGS
Other securities[a]		233,886	0.06

		233,886	0.06
OIL & GAS
Other securities[a]		6,346,692	1.63

		6,346,692	1.63
OIL & GAS SERVICES
Schlumberger Ltd.	61,929	4,637,863	1.19
Other securities[a]		3,542,838	0.92

		8,180,701	2.11
PACKAGING & CONTAINERS
Other securities[a]		910,459	0.23

		910,459	0.23
PHARMACEUTICALS
Abbott Laboratories	69,241	2,445,592	0.63
AbbVie Inc.	69,241	2,823,648	0.73
Bristol-Myers Squibb Co.	71,182	2,931,987	0.75
Express Scripts Holding Co.[b]	37,358	2,153,689	0.55
Johnson & Johnson	28,664	2,336,976	0.60
Other securities[a]		11,188,752	2.89

		23,880,644	6.15
PIPELINES
Other securities[a]		2,552,949	0.66

		2,552,949	0.66
REAL ESTATE
Other securities[a]		456,068	0.12

		456,068	0.12
REAL ESTATE INVESTMENT TRUSTS
Simon Property Group Inc.	11,864	1,881,156	0.48
Other securities[a]		6,953,080	1.79

		8,834,236	2.27

Security	Shares	Value	% of Net Assets

RETAIL
Costco Wholesale Corp.	20,139	$2,136,949	0.55%
Home Depot Inc. (The)	71,081	4,960,032	1.28
McDonald’s Corp.	47,194	4,704,770	1.21
Starbucks Corp.	35,181	2,003,910	0.52
TJX Companies Inc. (The)	34,423	1,609,275	0.41
Wal-Mart Stores Inc.	61,927	4,633,997	1.19
Other securities[a]		15,566,669	4.01

		35,615,602	9.17
SAVINGS & LOANS
Other securities[a]		73,073	0.02

		73,073	0.02
SEMICONDUCTORS
Intel Corp.	173,588	3,792,898	0.98
QUALCOMM Inc.	79,608	5,329,756	1.37
Other securities[a]		5,734,771	1.47

		14,857,425	3.82
SOFTWARE
Microsoft Corp.	349,528	9,999,996	2.57
Oracle Corp.	177,433	5,738,183	1.48
Other securities[a]		10,354,524	2.67

		26,092,703	6.72
STORAGE & WAREHOUSING
Other securities[a]		2,959	0.00

		2,959	0.00
TELECOMMUNICATIONS
Verizon Communications Inc.	131,929	6,484,310	1.67
Other securities[a]		4,646,476	1.20

		11,130,786	2.87
TEXTILES
Other securities[a]		93,423	0.02

		93,423	0.02
TOYS, GAMES & HOBBIES
Other securities[a]		770,114	0.20

		770,114	0.20
TRANSPORTATION
Union Pacific Corp.	22,106	3,148,115	0.81
United Parcel Service Inc. Class B	33,623	2,888,216	0.74
Other securities[a]		3,513,222	0.91

		9,549,553	2.46

SUMMARY SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value	% of Net Assets

TRUCKING & LEASING
Other securities[a]		$59,495	0.02%

		59,495	0.02
WATER
Other securities[a]		73,563	0.02

		73,563	0.02

TOTAL COMMON STOCKS
(Cost: $314,555,703)		388,076,948	99.88

WARRANTS

OIL & GAS
Other securities[a]		62	0.00

		62	0.00

TOTAL WARRANTS
(Cost: $0)		62	0.00

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	10,859,979	10,859,979	2.79
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	771,353	771,353	0.20
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	1,541,336	1,541,336	0.40

		13,172,668	3.39

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,172,668)		13,172,668	3.39

TOTAL INVESTMENTS IN SECURITIES
(Cost: $327,728,371)		401,249,678	103.27
Other Assets, Less Liabilities		(12,712,575)	(3.27)

NET ASSETS		$388,537,103	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2013. Other securities may include securities on loan and non-income earning securities.

[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

28	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value	% of Net Assets

COMMON STOCKS

ADVERTISING
Other securities[a]		$286,842	0.07%

		286,842	0.07
AEROSPACE & DEFENSE
Other securities[a]		4,240,027	1.05

		4,240,027	1.05
AGRICULTURE
Other securities[a]		3,329,612	0.82

		3,329,612	0.82
AIRLINES
Other securities[a]		747,701	0.18

		747,701	0.18
APPAREL
Other securities[a]		336,908	0.08

		336,908	0.08
AUTO MANUFACTURERS
Ford Motor Co.	168,119	2,210,765	0.55
Other securities[a]		1,865,248	0.46

		4,076,013	1.01
AUTO PARTS & EQUIPMENT
Other securities[a]		2,004,740	0.50

		2,004,740	0.50
BANKS
Bank of America Corp.	482,711	5,879,420	1.45
Bank of New York Mellon Corp. (The)	53,509	1,497,717	0.37
Capital One Financial Corp.	26,041	1,430,953	0.35
Citigroup Inc.	131,338	5,810,393	1.44
Goldman Sachs Group Inc. (The)	20,851	3,068,225	0.76
J.P. Morgan Chase & Co.	170,509	8,092,357	2.00
Morgan Stanley	69,117	1,519,192	0.38
PNC Financial Services Group Inc. (The)[b]	23,721	1,577,446	0.39
U.S. Bancorp	84,846	2,878,825	0.71
Wells Fargo & Co.	219,456	8,117,677	2.01
Other securities[a]		12,628,721	3.13

		52,500,926	12.99

Security	Shares	Value	% of Net Assets

BEVERAGES
Other securities[a]		$1,595,416	0.39%

		1,595,416	0.39
BIOTECHNOLOGY
Other securities[a]		804,160	0.20

		804,160	0.20
BUILDING MATERIALS
Other securities[a]		1,299,371	0.32

		1,299,371	0.32
CHEMICALS
Dow Chemical Co. (The)	53,608	1,706,879	0.42
Other securities[a]		4,677,157	1.16

		6,384,036	1.58
COAL
Other securities[a]		889,652	0.22

		889,652	0.22
COMMERCIAL SERVICES
Other securities[a]		3,533,372	0.87

		3,533,372	0.87
COMPUTERS
Hewlett-Packard Co.	88,627	2,112,868	0.52
Other securities[a]		3,412,030	0.85

		5,524,898	1.37
COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	113,776	8,767,578	2.17
Other securities[a]		325,635	0.08

		9,093,213	2.25
DISTRIBUTION & WHOLESALE
Other securities[a]		619,619	0.15

		619,619	0.15
DIVERSIFIED FINANCIAL SERVICES
BlackRock Inc.[b]	2,659	683,044	0.17
Other securities[a]		8,828,025	2.18

		9,511,069	2.35
ELECTRIC
Dominion Resources Inc.	25,642	1,491,852	0.37
Duke Energy Corp.	31,542	2,289,634	0.57
Exelon Corp.	38,170	1,316,102	0.33
NextEra Energy Inc.	18,715	1,453,781	0.36
Southern Co. (The)	38,952	1,827,628	0.45
Other securities[a]		14,366,256	3.55

		22,745,253	5.63

SUMMARY SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value	% of Net Assets

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		$1,126,614	0.28%

		1,126,614	0.28
ELECTRONICS
Other securities[a]		3,611,833	0.89

		3,611,833	0.89
ENERGY — ALTERNATE SOURCES
Other securities[a]		44,505	0.01

		44,505	0.01
ENGINEERING & CONSTRUCTION
Other securities[a]		1,556,751	0.39

		1,556,751	0.39
ENTERTAINMENT
Other securities[a]		807,609	0.20

		807,609	0.20
ENVIRONMENTAL CONTROL
Other securities[a]		1,698,221	0.42

		1,698,221	0.42
FOOD
Mondelez International Inc. Class A	75,321	2,305,576	0.57
Other securities[a]		5,202,752	1.29

		7,508,328	1.86
FOREST PRODUCTS & PAPER
Other securities[a]		1,562,892	0.39

		1,562,892	0.39
GAS
Other securities[a]		3,158,803	0.78

		3,158,803	0.78
HAND & MACHINE TOOLS
Other securities[a]		1,060,861	0.26

		1,060,861	0.26
HEALTH CARE — PRODUCTS
Covidien PLC	20,466	1,388,413	0.34
Medtronic Inc.	43,656	2,050,086	0.51
Other securities[a]		3,925,434	0.97

		7,363,933	1.82
HEALTH CARE — SERVICES
UnitedHealth Group Inc.	46,478	2,659,006	0.66
Other securities[a]		5,540,758	1.37

		8,199,764	2.03

Security	Shares	Value	% of Net Assets

HOLDING COMPANIES — DIVERSIFIED
BlackRock Kelso Capital Corp.[b]	3,299	$32,990	0.01%
Other securities[a]		1,338,641	0.33

		1,371,631	0.34
HOME BUILDERS
Other securities[a]		1,576,124	0.39

		1,576,124	0.39
HOME FURNISHINGS
Other securities[a]		693,564	0.17

		693,564	0.17
HOUSEHOLD PRODUCTS & WARES
Other securities[a]		1,358,274	0.34

		1,358,274	0.34
HOUSEWARES
Other securities[a]		345,913	0.09

		345,913	0.09
INSURANCE
ACE Ltd.	15,145	1,347,451	0.33
Berkshire Hathaway Inc. Class Bc	79,769	8,311,930	2.06
MetLife Inc.	38,168	1,451,147	0.36
Other securities[a]		17,766,893	4.39

		28,877,421	7.14
INTERNET
Other securities[a]		3,213,245	0.80

		3,213,245	0.80
IRON & STEEL
Other securities[a]		1,670,859	0.41

		1,670,859	0.41
LEISURE TIME
Other securities[a]		987,954	0.24

		987,954	0.24
LODGING
Other securities[a]		519,184	0.13

		519,184	0.13
MACHINERY
Other securities[a]		1,461,065	0.36

		1,461,065	0.36

30	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value	% of Net Assets

MANUFACTURING
General Electric Co.	474,585	$10,972,405	2.71%
Other securities[a]		5,987,074	1.49

		16,959,479	4.20
MEDIA
Comcast Corp. Class A	63,040	2,648,310	0.66
News Corp. Class A NVS	61,607	1,880,246	0.47
Time Warner Inc.	43,010	2,478,236	0.61
Walt Disney Co. (The)	50,599	2,874,023	0.71
Other securities[a]		3,349,127	0.82

		13,229,942	3.27
METAL FABRICATE & HARDWARE
Other securities[a]		555,362	0.14

		555,362	0.14
MINING
Freeport-McMoRan Copper & Gold Inc.	42,440	1,404,764	0.35
Other securities[a]		1,851,012	0.46

		3,255,776	0.81
OFFICE & BUSINESS EQUIPMENT
Other securities[a]		534,411	0.13

		534,411	0.13
OFFICE FURNISHINGS
Other securities[a]		59,578	0.01

		59,578	0.01
OIL & GAS
Anadarko Petroleum Corp.	22,395	1,958,443	0.48
Apache Corp.	17,476	1,348,448	0.33
Chevron Corp.	88,360	10,498,935	2.60
ConocoPhillips	56,643	3,404,244	0.84
Exxon Mobil Corp.	209,455	18,873,990	4.67
Marathon Petroleum Corp.	15,265	1,367,744	0.34
Occidental Petroleum Corp.	36,331	2,847,260	0.70
Phillips 66	28,034	1,961,539	0.49
Other securities[a]		12,166,376	3.02

		54,426,979	13.47
OIL & GAS SERVICES
Other securities[a]		4,088,235	1.01

		4,088,235	1.01
PACKAGING & CONTAINERS
Other securities[a]		1,236,779	0.31

		1,236,779	0.31

Security	Shares	Value	% of Net Assets

PHARMACEUTICALS
Eli Lilly and Co.	29,229	$1,659,915	0.41%
Johnson & Johnson	95,338	7,772,907	1.92
Merck & Co. Inc.	136,239	6,025,851	1.49
Pfizer Inc.	335,409	9,679,904	2.39
Other securities[a]		2,101,860	0.53

		27,240,437	6.74
PIPELINES
Other securities[a]		1,000,400	0.25

		1,000,400	0.25
REAL ESTATE
Other securities[a]		708,946	0.18

		708,946	0.18
REAL ESTATE INVESTMENT TRUSTS
PennyMac Mortgage Investment Trust[b]	2,669	69,100	0.02
Other securities[a]		19,789,525	4.89

		19,858,625	4.91
RETAIL
CVS Caremark Corp.	45,817	2,519,477	0.62
Lowe’s Companies Inc.	43,833	1,662,147	0.41
Target Corp.	27,983	1,915,436	0.47
Walgreen Co.	38,684	1,844,453	0.46
Other securities[a]		6,243,304	1.55

		14,184,817	3.51
SAVINGS & LOANS
Other securities[a]		1,660,439	0.41

		1,660,439	0.41
SEMICONDUCTORS
Other securities[a]		7,377,941	1.83

		7,377,941	1.83
SHIPBUILDING
Other securities[a]		118,819	0.03

		118,819	0.03
SOFTWARE
Other securities[a]		2,639,687	0.65

		2,639,687	0.65
STORAGE & WAREHOUSING
Other securities[a]		59,128	0.01

		59,128	0.01

SUMMARY SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value	% of Net Assets

TELECOMMUNICATIONS
AT&T Inc.	245,979	$9,024,970	2.23%
Cisco Systems Inc.	239,947	5,017,292	1.24
Other securities[a]		5,312,184	1.32

		19,354,446	4.79
TEXTILES
Other securities[a]		503,852	0.12

		503,852	0.12
TOYS, GAMES & HOBBIES
Other securities[a]		182,261	0.05

		182,261	0.05
TRANSPORTATION
FedEx Corp.	13,214	1,297,615	0.32
Other securities[a]		2,651,848	0.66

		3,949,463	0.98
TRUCKING & LEASING
Other securities[a]		232,275	0.06

		232,275	0.06
VENTURE CAPITAL
Other securities[a]		58,934	0.01

		58,934	0.01
WATER
Other securities[a]		630,417	0.16

		630,417	0.16

TOTAL COMMON STOCKS
(Cost: $402,516,704)		403,405,604	99.81

INVESTMENT COMPANIES

CLOSED-END FUNDS
Other securities[a]		7,427	0.00

		7,427	0.00

TOTAL INVESTMENT COMPANIES
(Cost: $7,236)		7,427	0.00

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[b,d,e]	8,959,611	8,959,611	2.22

Security	Shares	Value	% of Net Assets

BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[b,d,e]	636,375	$636,375	0.16%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[b,d]	2,157,398	2,157,398	0.53

		11,753,384	2.91

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,753,384)		11,753,384	2.91

TOTAL INVESTMENTS IN SECURITIES
(Cost: $414,277,324)		415,166,415	102.72
Other Assets, Less Liabilities		(10,980,184)	(2.72)

NET ASSETS		$404,186,231	100.00%

NVS	— Non-Voting Shares

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2013. Other securities may include securities on loan and non-income earning securities.
[b]	Affiliated issuer. See Note 2.
[c]	Non-income earning security.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

32	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL MICROCAP INDEX FUND

March 31, 2013

Security	Shares	Value	% of Net Assets

COMMON STOCKS

ADVERTISING
Other securities[a]		$1,313,289	0.24%

		1,313,289	0.24
AEROSPACE & DEFENSE
GenCorp Inc.[b,c]	113,334	1,507,342	0.28
Other securities[a]		2,825,917	0.52

		4,333,259	0.80
AGRICULTURE
Other securities[a]		1,915,582	0.36

		1,915,582	0.36
AIRLINES
Other securities[a]		1,615,441	0.30

		1,615,441	0.30
APPAREL
Other securities[a]		2,880,519	0.53

		2,880,519	0.53
AUTO MANUFACTURERS
Wabash National Corp.[b]	133,038	1,351,666	0.25

		1,351,666	0.25
AUTO PARTS & EQUIPMENT
Other securities[a]		7,219,078	1.34

		7,219,078	1.34
BANKS
Banner Corp.	37,794	1,202,983	0.22
Oriental Financial Group Inc.	88,517	1,372,899	0.25
SCBT Financial Corp.	32,320	1,628,928	0.30
Other securities[a]		58,563,499	10.85

		62,768,309	11.62
BEVERAGES
Other securities[a]		560,133	0.10

		560,133	0.10
BIOTECHNOLOGY
Aegerion Pharmaceuticals Inc.[b,c]	55,207	2,227,050	0.41
Celldex Therapeutics Inc.[b]	155,667	1,802,624	0.33
Exact Sciences Corp.[b,c]	125,229	1,227,244	0.23
Other securities[a]		16,613,885	3.08

		21,870,803	4.05

Security	Shares	Value	% of Net Assets

BUILDING MATERIALS
Apogee Enterprises Inc.	54,828	$1,587,271	0.29%
Headwaters Inc.[b]	142,774	1,556,237	0.29
Trex Co. Inc.[b,c]	29,151	1,433,646	0.27
Other securities[a]		5,398,285	1.00

		9,975,439	1.85
CHEMICALS
Quaker Chemical Corp.	24,558	1,449,413	0.27
Other securities[a]		6,283,252	1.16

		7,732,665	1.43
COAL
Other securities[a]		591,533	0.11

		591,533	0.11
COMMERCIAL SERVICES
AMN Healthcare Services Inc.[b]	85,550	1,354,257	0.25
Team Inc.[b,c]	37,894	1,556,307	0.29
Other securities[a]		19,226,917	3.56

		22,137,481	4.10
COMPUTERS
Cray Inc.[b,c]	76,716	1,780,578	0.33
Other securities[a]		10,554,336	1.95

		12,334,914	2.28
COSMETICS & PERSONAL CARE
Other securities[a]		56,436	0.01

		56,436	0.01
DISTRIBUTION & WHOLESALE
Other securities[a]		2,371,874	0.44

		2,371,874	0.44
DIVERSIFIED FINANCIAL SERVICES
Home Loan Servicing Solutions Ltd.	104,429	2,436,329	0.45
Virtus Investment Partners Inc.[b]	11,835	2,204,624	0.41
Other securities[a]		13,244,669	2.45

		17,885,622	3.31
ELECTRIC
Other securities[a]		2,470,469	0.46

		2,470,469	0.46
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		4,122,842	0.76

		4,122,842	0.76

SUMMARY SCHEDULES OF INVESTMENTS	33

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

March 31, 2013

Security	Shares	Value	% of Net Assets

ELECTRONICS
Other securities[a]		$12,808,460	2.37%

		12,808,460	2.37
ENERGY — ALTERNATE SOURCES
Other securities[a]		2,225,081	0.41

		2,225,081	0.41
ENGINEERING & CONSTRUCTION
Other securities[a]		3,213,509	0.60

		3,213,509	0.60
ENTERTAINMENT
Other securities[a]		3,034,802	0.56

		3,034,802	0.56
ENVIRONMENTAL CONTROL
Other securities[a]		4,527,144	0.84

		4,527,144	0.84
FOOD
Other securities[a]		6,373,982	1.18

		6,373,982	1.18
FOREST PRODUCTS & PAPER
Other securities[a]		2,261,718	0.42

		2,261,718	0.42
GAS
Other securities[a]		1,456,613	0.27

		1,456,613	0.27
HAND & MACHINE TOOLS
Other securities[a]		453,476	0.08

		453,476	0.08
HEALTH CARE — PRODUCTS
Conceptus Inc.[b]	61,408	1,483,003	0.27
Quidel Corp.[b,c]	54,572	1,296,085	0.24
Spectranetics Corp.[b,c]	67,013	1,241,751	0.23
Other securities[a]		16,256,310	3.01

		20,277,149	3.75
HEALTH CARE — SERVICES
Capital Senior Living Corp.[b]	54,662	1,444,717	0.27
Other securities[a]		6,793,749	1.26

		8,238,466	1.53
HOLDING COMPANIES — DIVERSIFIED
PennantPark Investment Corp.	123,480	1,394,089	0.26
Triangle Capital Corp.	52,786	1,477,480	0.27

Security	Shares	Value	% of Net Assets

Other securities[a]		$8,812,667	1.63%

		11,684,236	2.16
HOME BUILDERS
Other securities[a]		4,945,124	0.92

		4,945,124	0.92
HOME FURNISHINGS
Other securities[a]		3,713,763	0.69

		3,713,763	0.69
HOUSEHOLD PRODUCTS & WARES
Other securities[a]		880,746	0.16

		880,746	0.16
HOUSEWARES
Other securities[a]		991,234	0.18

		991,234	0.18
INSURANCE
Amerisafe Inc.	34,800	1,236,792	0.23
Radian Group Inc.	332,912	3,565,488	0.66
Other securities[a]		7,147,093	1.32

		11,949,373	2.21
INTERNET
Blucora Inc.[b]	77,745	1,203,493	0.22
Other securities[a]		19,000,047	3.52

		20,203,540	3.74
IRON & STEEL
Other securities[a]		1,028,378	0.19

		1,028,378	0.19
LEISURE TIME
Other securities[a]		3,018,554	0.56

		3,018,554	0.56
LODGING
Other securities[a]		1,444,506	0.27

		1,444,506	0.27
MACHINERY
Other securities[a]		6,272,328	1.16

		6,272,328	1.16
MANUFACTURING
Standex International Corp.	24,010	1,325,832	0.25
Other securities[a]		7,481,101	1.38

		8,806,933	1.63
MEDIA
Other securities[a]		7,412,825	1.37

		7,412,825	1.37

34	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

March 31, 2013

Security	Shares	Value	% of Net Assets

METAL FABRICATE & HARDWARE
Other securities[a]		$4,233,114	0.78%

		4,233,114	0.78
MINING
Other securities[a]		4,775,493	0.88

		4,775,493	0.88
OIL & GAS
Other securities[a]		8,427,047	1.56

		8,427,047	1.56
OIL & GAS SERVICES
Flotek Industries Inc.[b]	95,731	1,565,202	0.29
Other securities[a]		4,798,083	0.89

		6,363,285	1.18
PACKAGING & CONTAINERS
Other securities[a]		838,051	0.16

		838,051	0.16
PHARMACEUTICALS
ACADIA Pharmaceuticals Inc.[b]	154,135	1,223,832	0.23
Achillion Pharmaceuticals Inc.[b]	141,284	1,234,822	0.23
Infinity Pharmaceuticals Inc.[b]	58,049	2,813,635	0.52
Neurocrine Biosciences Inc.[b]	127,850	1,552,099	0.29
Santarus Inc.[b,c]	107,910	1,870,080	0.35
Other securities[a]		28,061,640	5.18

		36,756,108	6.80
REAL ESTATE
HFF Inc. Class A	62,064	1,236,936	0.23
Other securities[a]		1,085,065	0.20

		2,322,001	0.43
REAL ESTATE INVESTMENT TRUSTS
AG Mortgage Investment Trust Inc.	52,054	1,325,815	0.25
American Realty Capital Properties Inc.	193,654	2,842,841	0.53
Apollo Residential Mortgage Inc.	60,248	1,342,928	0.25
Campus Crest Communities Inc.	124,903	1,736,152	0.32
Colony Financial Inc.	122,842	2,727,092	0.50
Ramco-Gershenson Properties Trust	112,971	1,897,913	0.35

Security	Shares	Value	% of Net Assets

Resource Capital Corp.	203,632	$1,346,008	0.25%
STAG Industrial Inc.	71,285	1,516,232	0.28
Other securities[a]		19,180,175	3.55

		33,915,156	6.28
RETAIL
AFC Enterprises Inc.[b]	47,403	1,722,151	0.32
Krispy Kreme Doughnuts Inc.[b]	114,110	1,647,748	0.30
Red Robin Gourmet Burgers Inc.[b]	27,631	1,259,974	0.23
Other securities[a]		19,327,049	3.58

		23,956,922	4.43
SAVINGS & LOANS
Berkshire Hills Bancorp Inc.	49,998	1,276,949	0.24
Other securities[a]		18,916,133	3.50

		20,193,082	3.74
SEMICONDUCTORS
Other securities[a]		13,050,278	2.42

		13,050,278	2.42
SOFTWARE
Monotype Imaging Holdings Inc.	69,366	1,647,442	0.30
Other securities[a]		13,861,748	2.57

		15,509,190	2.87
TELECOMMUNICATIONS
Consolidated Communications Holdings Inc.	75,853	1,331,220	0.25
Other securities[a]		15,966,845	2.95

		17,298,065	3.20
TEXTILES
Other securities[a]		561,526	0.10

		561,526	0.10
TRANSPORTATION
Scorpio Tankers Inc.[b]	211,849	1,889,693	0.35
Other securities[a]		10,265,740	1.90

		12,155,433	2.25
TRUCKING & LEASING
Other securities[a]		1,212,136	0.22

		1,212,136	0.22

SUMMARY SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

March 31, 2013

Security	Shares	Value	% of Net Assets

VENTURE CAPITAL
Hercules Technology Growth Capital Inc.	116,094	$1,422,151	0.26%
Other securities[a]		1,211,766	0.23

		2,633,917	0.49
WATER
Other securities[a]		3,114,610	0.58

		3,114,610	0.58

TOTAL COMMON STOCKS
(Cost: $542,950,467)		540,044,708	99.96

INVESTMENT COMPANIES

CLOSED-END FUNDS
Other securities[a]		349,708	0.06

		349,708	0.06

TOTAL INVESTMENT COMPANIES
(Cost: $343,372)		349,708	0.06

RIGHTS

SAVINGS & LOANS
Other securities[a]		3,518	0.00

		3,518	0.00

TOTAL RIGHTS
(Cost: $0)		3,518	0.00

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[d,e,f]	78,341,218	78,341,218	14.50
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[d,e,f]	5,564,353	5,564,353	1.03
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[d,e]	1,358,463	1,358,463	0.25

		85,264,034	15.78

TOTAL SHORT-TERM INVESTMENTS
(Cost: $85,264,034)		85,264,034	15.78

	Value	% of Net Assets

TOTAL INVESTMENTS IN SECURITIES
(Cost: $628,557,873)	$625,661,968	115.80%
Other Assets, Less Liabilities	(85,381,949)	(15.80)

NET ASSETS	$540,280,019	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2013. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

36	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL MIDCAP INDEX FUND

March 31, 2013

Security	Shares	Value	% of Net Assets

COMMON STOCKS

ADVERTISING
Omnicom Group Inc.	409,803	$24,137,396	0.33%
Other securities[a]		14,165,406	0.19

		38,302,802	0.52
AEROSPACE & DEFENSE
Other securities[a]		60,294,049	0.83

		60,294,049	0.83
AGRICULTURE
Lorillard Inc.	586,024	23,646,068	0.32
Other securities[a]		16,134,587	0.23

		39,780,655	0.55
AIRLINES
Other securities[a]		57,564,536	0.79

		57,564,536	0.79
APPAREL
VF Corp.	131,333	22,031,111	0.30
Other securities[a]		42,561,622	0.59

		64,592,733	0.89
AUTO MANUFACTURERS
PACCAR Inc.	535,995	27,099,907	0.37
Other securities[a]		13,545,241	0.19

		40,645,148	0.56
AUTO PARTS & EQUIPMENT
Other securities[a]		68,580,028	0.94

		68,580,028	0.94
BANKS
Fifth Third Bancorp	1,383,515	22,565,130	0.31
SunTrust Banks Inc.	808,956	23,306,022	0.32
Other securities[a]		180,551,154	2.47

		226,422,306	3.10
BEVERAGES
Other securities[a]		102,787,918	1.41

		102,787,918	1.41
BIOTECHNOLOGY
Alexion Pharmaceuticals Inc.[b]	288,409	26,574,005	0.36
Other securities[a]		87,928,667	1.21

		114,502,672	1.57

Security	Shares	Value	% of Net Assets

BUILDING MATERIALS
Other securities[a]		$50,678,127	0.69%

		50,678,127	0.69
CHEMICALS
PPG Industries Inc.[c]	212,312	28,437,069	0.39
Sherwin-Williams Co. (The)	130,056	21,965,158	0.30
Other securities[a]		159,823,195	2.19

		210,225,422	2.88
COAL
Other securities[a]		25,465,495	0.35

		25,465,495	0.35
COMMERCIAL SERVICES
Other securities[a]		224,047,008	3.07

		224,047,008	3.07
COMPUTERS
Other securities[a]		147,888,977	2.03

		147,888,977	2.03
COSMETICS & PERSONAL CARE
Other securities[a]		13,425,639	0.18

		13,425,639	0.18
DISTRIBUTION & WHOLESALE
Fastenal Co.	445,218	22,861,944	0.31
Other securities[a]		71,223,741	0.98

		94,085,685	1.29
DIVERSIFIED FINANCIAL SERVICES
Ameriprise Financial Inc.	310,688	22,882,171	0.31
T. Rowe Price Group Inc.	383,305	28,698,045	0.39
Other securities[a]		145,578,471	2.00

		197,158,687	2.70
ELECTRIC
Edison International	489,843	24,648,900	0.34
PPL Corp.	871,587	27,289,389	0.37
Other securities[a]		251,475,830	3.45

		303,414,119	4.16
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		43,901,954	0.60

		43,901,954	0.60
ELECTRONICS
Other securities[a]		121,007,467	1.66

		121,007,467	1.66

SUMMARY SCHEDULES OF INVESTMENTS	37

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

March 31, 2013

Security	Shares	Value	% of Net Assets

ENGINEERING & CONSTRUCTION
Other securities[a]		$59,644,165	0.82%

		59,644,165	0.82
ENTERTAINMENT
Other securities[a]		31,849,759	0.44

		31,849,759	0.44
ENVIRONMENTAL CONTROL
Other securities[a]		43,067,127	0.59

		43,067,127	0.59
FOOD
ConAgra Foods Inc.	621,579	22,258,744	0.31
H.J. Heinz Co.	480,178	34,702,464	0.48
Kroger Co. (The)	793,169	26,285,621	0.36
Whole Foods Market Inc.	275,854	23,930,334	0.33
Other securities[a]		124,412,321	1.69

		231,589,484	3.17
FOREST PRODUCTS & PAPER
International Paper Co.	657,187	30,611,770	0.42
Other securities[a]		13,412,814	0.18

		44,024,584	0.60
GAS
Sempra Energy	362,146	28,949,951	0.40
Other securities[a]		59,480,163	0.81

		88,430,114	1.21
HAND & MACHINE TOOLS
Other securities[a]		43,346,580	0.59

		43,346,580	0.59
HEALTH CARE — PRODUCTS
Other securities[a]		193,196,777	2.65

		193,196,777	2.65
HEALTH CARE — SERVICES
Cigna Corp.	433,287	27,024,110	0.37
Other securities[a]		131,113,603	1.80

		158,137,713	2.17
HOLDING COMPANIES — DIVERSIFIED
Other securities[a]		26,443,921	0.36

		26,443,921	0.36
HOME BUILDERS
Other securities[a]		48,527,443	0.66

		48,527,443	0.66

Security	Shares	Value	% of Net Assets

HOME FURNISHINGS
Other securities[a]		$22,850,827	0.31%

		22,850,827	0.31
HOUSEHOLD PRODUCTS & WARES
Other securities[a]		54,627,727	0.75

		54,627,727	0.75
HOUSEWARES
Other securities[a]		15,527,222	0.21

		15,527,222	0.21
INSURANCE
Aon PLC	490,086	30,140,289	0.41
Progressive Corp. (The)	915,200	23,127,104	0.32
Other securities[a]		268,783,285	3.68

		322,050,678	4.41
INTERNET
Symantec Corp.[b]	1,083,133	26,731,722	0.37
Other securities[a]		135,974,562	1.86

		162,706,284	2.23
IRON & STEEL
Nucor Corp.	476,822	22,005,335	0.30
Other securities[a]		33,220,351	0.46

		55,225,686	0.76
LEISURE TIME
Other securities[a]		36,346,501	0.50

		36,346,501	0.50
LODGING
Other securities[a]		74,813,537	1.02

		74,813,537	1.02
MACHINERY
Other securities[a]		125,648,655	1.72

		125,648,655	1.72
MANUFACTURING
Eaton Corp. PLC	691,097	42,329,691	0.58
Ingersoll-Rand PLC	449,028	24,701,030	0.34
Other securities[a]		135,695,186	1.86

		202,725,907	2.78
MEDIA
Discovery Communications Inc. Series Ab,c	359,035	28,270,416	0.39

38	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

March 31, 2013

Security	Shares	Value	% of Net Assets

Liberty Global Inc. Series Ab,c	394,177	$28,932,592	0.40%
Other securities[a]		124,648,936	1.70

		181,851,944	2.49
METAL FABRICATE & HARDWARE
Other securities[a]		12,881,205	0.18

		12,881,205	0.18
MINING
Other securities[a]		29,489,206	0.40

		29,489,206	0.40
OFFICE & BUSINESS EQUIPMENT
Other securities[a]		20,236,053	0.28

		20,236,053	0.28
OIL & GAS
Marathon Petroleum Corp.	510,876	45,774,490	0.63
Noble Energy Inc.	266,867	30,865,837	0.42
Pioneer Natural Resources Co.	200,978	24,971,517	0.34
Valero Energy Corp.	829,127	37,716,987	0.52
Other securities[a]		300,466,754	4.12

		439,795,585	6.03
OIL & GAS SERVICES
Cameron International Corp.[b]	370,206	24,137,431	0.33
Other securities[a]		57,589,469	0.79

		81,726,900	1.12
PACKAGING & CONTAINERS
Other securities[a]		67,783,143	0.93

		67,783,143	0.93
PHARMACEUTICALS
Mead Johnson Nutrition Co. Class A	306,518	23,739,819	0.33
Other securities[a]		175,684,474	2.40

		199,424,293	2.73
PIPELINES
Other securities[a]		14,846,583	0.20

		14,846,583	0.20
REAL ESTATE
Other securities[a]		34,389,743	0.47

		34,389,743	0.47

Security	Shares	Value	% of Net Assets

REAL ESTATE INVESTMENT TRUSTS
Annaly Capital Management Inc.	1,465,629	$23,288,845	0.32%
Boston Properties Inc.	225,156	22,754,265	0.31
HCP Inc.	678,066	33,808,371	0.46
Health Care REIT Inc.[c]	387,752	26,332,238	0.36
Prologis Inc.	691,765	27,656,765	0.38
Ventas Inc.	432,878	31,686,670	0.43
Vornado Realty Trust	279,020	23,337,233	0.32
Weyerhaeuser Co.	804,457	25,243,861	0.35
Other securities[a]		378,087,402	5.19

		592,195,650	8.12
RETAIL
Bed Bath & Beyond Inc.[b,c]	348,282	22,436,326	0.31
Macy’s Inc.	581,513	24,330,504	0.33
Other securities[a]		413,451,442	5.67

		460,218,272	6.31
SAVINGS & LOANS
Other securities[a]		36,031,339	0.49

		36,031,339	0.49
SEMICONDUCTORS
Applied Materials Inc.	1,793,584	24,177,512	0.33
Other securities[a]		214,147,752	2.94

		238,325,264	3.27
SHIPBUILDING
Other securities[a]		3,955,433	0.05

		3,955,433	0.05
SOFTWARE
Intuit Inc.	440,915	28,946,070	0.40
Other securities[a]		226,902,123	3.11

		255,848,193	3.51
TELECOMMUNICATIONS
Crown Castle International Corp.[b]	439,479	30,605,318	0.42
Sprint Nextel Corp.[b]	4,506,672	27,986,433	0.38
Other securities[a]		121,341,903	1.67

		179,933,654	2.47
TEXTILES
Other securities[a]		16,546,833	0.23

		16,546,833	0.23

SUMMARY SCHEDULES OF INVESTMENTS	39

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

March 31, 2013

Security	Shares	Value	% of Net Assets

TOYS, GAMES & HOBBIES
Mattel Inc.	510,315	$22,346,694	0.31%
Other securities[a]		7,590,547	0.10

		29,937,241	0.41
TRANSPORTATION
Other securities[a]		85,028,691	1.16

		85,028,691	1.16
TRUCKING & LEASING
Other securities[a]		3,655,206	0.05

		3,655,206	0.05
WATER
Other securities[a]		17,496,395	0.24

		17,496,395	0.24

TOTAL COMMON STOCKS
(Cost: $5,972,827,889)		7,287,148,944	99.86

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[d,e,f]	469,481,680	469,481,680	6.43
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[d,e,f]	33,345,946	33,345,946	0.46
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[d,e]	27,375,198	27,375,198	0.38

		530,202,824	7.27

TOTAL SHORT-TERM INVESTMENTS
(Cost: $530,202,824)		530,202,824	7.27

TOTAL INVESTMENTS IN SECURITIES
(Cost: $6,503,030,713)		7,817,351,768	107.13
Other Assets, Less Liabilities		(520,238,833)	(7.13)

NET ASSETS		$7,297,112,935	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2013. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

40	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value	% of Net Assets

COMMON STOCKS

ADVERTISING
Omnicom Group Inc.	439,705	$25,898,624	0.72%
Other securities[a]		5,992,096	0.17

		31,890,720	0.89
AEROSPACE & DEFENSE
Other securities[a]		38,914,940	1.08

		38,914,940	1.08
AGRICULTURE
Lorillard Inc.	631,483	25,480,339	0.71

		25,480,339	0.71
AIRLINES
Other securities[a]		39,784,402	1.11

		39,784,402	1.11
APPAREL
VF Corp.	141,411	23,721,695	0.66
Other securities[a]		44,679,629	1.24

		68,401,324	1.90
AUTO MANUFACTURERS
Other securities[a]		10,859,044	0.30

		10,859,044	0.30
AUTO PARTS & EQUIPMENT
Delphi Automotive PLC	529,568	23,512,819	0.65
Other securities[a]		27,372,446	0.77

		50,885,265	1.42
BANKS
Other securities[a]		1,077,516	0.03

		1,077,516	0.03
BEVERAGES
Other securities[a]		53,429,991	1.49

		53,429,991	1.49
BIOTECHNOLOGY
Alexion Pharmaceuticals Inc.[b]	309,696	28,535,389	0.79
Regeneron Pharmaceuticals Inc.[b]	124,610	21,981,204	0.61
Vertex Pharmaceuticals Inc.[b]	339,871	18,686,108	0.52
Other securities[a]		31,629,037	0.89

		100,831,738	2.81

Security	Shares	Value	% of Net Assets

BUILDING MATERIALS
Other securities[a]		$24,208,621	0.67%

		24,208,621	0.67
CHEMICALS
PPG Industries Inc.	228,249	30,571,671	0.85
Sherwin-Williams Co. (The)	140,100	23,661,489	0.66
Other securities[a]		111,290,848	3.10

		165,524,008	4.61
COMMERCIAL SERVICES
Other securities[a]		178,164,098	4.96

		178,164,098	4.96
COMPUTERS
Other securities[a]		84,400,636	2.35

		84,400,636	2.35
COSMETICS & PERSONAL CARE
Other securities[a]		11,112,192	0.31

		11,112,192	0.31
DISTRIBUTION & WHOLESALE
Fastenal Co.	477,509	24,520,087	0.68
Genuine Parts Co.	251,652	19,628,856	0.55
W.W. Grainger Inc.	94,266	21,207,965	0.59
Other securities[a]		18,839,824	0.52

		84,196,732	2.34
DIVERSIFIED FINANCIAL SERVICES
IntercontinentalExchange Inc.[b]	117,412	19,146,375	0.53
T. Rowe Price Group Inc.	411,275	30,792,159	0.86
Other securities[a]		39,333,911	1.10

		89,272,445	2.49
ELECTRIC
Other securities[a]		7,376,536	0.21

		7,376,536	0.21
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		24,733,966	0.69

		24,733,966	0.69
ELECTRONICS
Agilent Technologies Inc.	560,615	23,529,011	0.65
Amphenol Corp. Class A	261,463	19,518,213	0.54
Other securities[a]		52,205,445	1.46

		95,252,669	2.65

SUMMARY SCHEDULES OF INVESTMENTS	41

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value	% of Net Assets

ENGINEERING & CONSTRUCTION
Other securities[a]		$19,448,243	0.54%

		19,448,243	0.54
ENTERTAINMENT
Other securities[a]		15,914,892	0.44

		15,914,892	0.44
ENVIRONMENTAL CONTROL
Other securities[a]		20,289,611	0.57

		20,289,611	0.57
FOOD
H.J. Heinz Co.	321,575	23,240,225	0.65
Hershey Co. (The)	242,155	21,195,827	0.59
Kroger Co. (The)	850,937	28,200,052	0.78
Whole Foods Market Inc.	295,981	25,676,352	0.71
Other securities[a]		52,795,191	1.48

		151,107,647	4.21
GAS
Other securities[a]		1,576,341	0.04

		1,576,341	0.04
HAND & MACHINE TOOLS
Other securities[a]		8,842,811	0.25

		8,842,811	0.25
HEALTH CARE — PRODUCTS
Other securities[a]		98,635,228	2.75

		98,635,228	2.75
HEALTH CARE — SERVICES
Other securities[a]		42,277,302	1.18

		42,277,302	1.18
HOLDING COMPANIES — DIVERSIFIED
Other securities[a]		2,052,697	0.06

		2,052,697	0.06
HOME BUILDERS
Other securities[a]		8,841,067	0.25

		8,841,067	0.25
HOME FURNISHINGS
Other securities[a]		4,787,409	0.13

		4,787,409	0.13
HOUSEHOLD PRODUCTS & WARES
Other securities[a]		21,960,418	0.61

		21,960,418	0.61

Security	Shares	Value	% of Net Assets

HOUSEWARES
Other securities[a]		$4,451,009	0.12%

		4,451,009	0.12
INSURANCE
Other securities[a]		21,208,512	0.59

		21,208,512	0.59
INTERNET
LinkedIn Corp. Class Ab	105,376	18,552,498	0.52
Other securities[a]		96,069,596	2.67

		114,622,094	3.19
IRON & STEEL
Other securities[a]		1,483,455	0.04

		1,483,455	0.04
LEISURE TIME
Harley-Davidson Inc.	373,580	19,911,814	0.55
Other securities[a]		10,286,361	0.29

		30,198,175	0.84
LODGING
Starwood Hotels & Resorts Worldwide Inc.	318,922	20,324,899	0.57
Other securities[a]		45,533,949	1.26

		65,858,848	1.83
MACHINERY
Rockwell Automation Inc.	230,269	19,883,728	0.55
Roper Industries Inc.	157,226	20,016,442	0.56
Other securities[a]		53,764,920	1.50

		93,665,090	2.61
MANUFACTURING
Ingersoll-Rand PLC	395,180	21,738,852	0.61
Other securities[a]		49,886,812	1.38

		71,625,664	1.99
MEDIA
Discovery Communications Inc. Series Ab,c	385,148	30,326,554	0.84
Liberty Global Inc. Series Ab,c	422,948	31,044,383	0.86
McGraw-Hill Companies Inc. (The)	451,285	23,502,923	0.65
Sirius XM Radio Inc.[c]	6,133,199	18,890,253	0.53
Other securities[a]		44,309,985	1.24

		148,074,098	4.12

42	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value	% of Net Assets

METAL FABRICATE & HARDWARE
Other securities[a]		$6,617,648	0.18%

		6,617,648	0.18
MINING
Other securities[a]		14,606,541	0.41

		14,606,541	0.41
OFFICE & BUSINESS EQUIPMENT
Other securities[a]		2,494,712	0.07

		2,494,712	0.07
OIL & GAS
Cabot Oil & Gas Corp.	338,530	22,888,013	0.64
Pioneer Natural Resources Co.	180,109	22,378,543	0.62
Range Resources Corp.[c]	261,728	21,210,437	0.59
Other securities[a]		63,156,419	1.76

		129,633,412	3.61
OIL & GAS SERVICES
Cameron International Corp.[b]	305,191	19,898,453	0.55
FMC Technologies Inc.[b]	385,824	20,984,967	0.58
Other securities[a]		31,362,269	0.88

		72,245,689	2.01
PACKAGING & CONTAINERS
Other securities[a]		30,756,837	0.86

		30,756,837	0.86
PHARMACEUTICALS
Actavis Inc.[b]	205,656	18,942,974	0.53
AmerisourceBergen Corp.	379,369	19,518,535	0.54
Mead Johnson Nutrition Co. Class A	328,816	25,466,799	0.71
Other securities[a]		112,837,975	3.14

		176,766,283	4.92
PIPELINES
Other securities[a]		16,000,292	0.45

		16,000,292	0.45
REAL ESTATE
Other securities[a]		14,726,938	0.41

		14,726,938	0.41
REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		114,792,730	3.20

		114,792,730	3.20

Security	Shares	Value	% of Net Assets

RETAIL
AutoZone Inc.[b,c]	58,178	$23,083,285	0.64%
Bed Bath & Beyond Inc.[b]	375,013	24,158,338	0.67
Dollar Tree Inc.[b]	374,498	18,136,938	0.50
O’Reilly Automotive Inc.[b]	179,528	18,410,596	0.51
Ross Stores Inc.	365,451	22,153,640	0.62
Other securities[a]		255,671,704	7.13

		361,614,501	10.07
SAVINGS & LOANS
Other securities[a]		1,572,090	0.04

		1,572,090	0.04
SEMICONDUCTORS
Altera Corp.	520,658	18,467,739	0.51
Other securities[a]		90,122,058	2.51

		108,589,797	3.02
SOFTWARE
Cerner Corp.[b]	233,791	22,151,697	0.62
Citrix Systems Inc.[b]	300,345	21,672,895	0.60
Intuit Inc.	473,449	31,081,927	0.87
Other securities[a]		137,431,994	3.82

		212,338,513	5.91
TELECOMMUNICATIONS
Crown Castle International Corp.[b]	472,312	32,891,808	0.92
Virgin Media Inc.	448,143	21,945,563	0.61
Other securities[a]		42,320,723	1.17

		97,158,094	2.70
TEXTILES
Other securities[a]		3,329,917	0.09

		3,329,917	0.09
TOYS, GAMES & HOBBIES
Mattel Inc.	425,504	18,632,820	0.52
Other securities[a]		7,366,893	0.20

		25,999,713	0.72
TRANSPORTATION
Other securities[a]		66,934,248	1.86

		66,934,248	1.86
WATER
Other securities[a]		774,965	0.02

		774,965	0.02

TOTAL COMMON STOCKS
(Cost: $2,890,751,082)		3,589,670,713	99.93

SUMMARY SCHEDULES OF INVESTMENTS	43

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value	% of Net Assets

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[d,e,f]	228,914,555	$228,914,555	6.37%
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[d,e,f]	16,259,149	16,259,149	0.45
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[d,e]	8,162,666	8,162,666	0.23

		253,336,370	7.05

TOTAL SHORT-TERM INVESTMENTS
(Cost: $253,336,370)		253,336,370	7.05

TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,144,087,452)		3,843,007,083	106.98
Other Assets, Less Liabilities		(250,609,223)	(6.98)

NET ASSETS		$3,592,397,860	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2013. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

44	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

March 31, 2013

Security	Shares	Value	% of Net Assets

COMMON STOCKS

ADVERTISING
Other securities[a]		$10,184,802	0.22%

		10,184,802	0.22
AEROSPACE & DEFENSE
Other securities[a]		28,660,524	0.61

		28,660,524	0.61
AGRICULTURE
Other securities[a]		19,198,975	0.41

		19,198,975	0.41
AIRLINES
Other securities[a]		24,418,045	0.52

		24,418,045	0.52
APPAREL
Other securities[a]		1,346,640	0.03

		1,346,640	0.03
AUTO MANUFACTURERS
PACCAR Inc.	490,607	24,805,090	0.53
Other securities[a]		11,269,183	0.24

		36,074,273	0.77
AUTO PARTS & EQUIPMENT
Other securities[a]		25,232,279	0.54

		25,232,279	0.54
BANKS
Fifth Third Bancorp	1,634,821	26,663,930	0.57
M&T Bank Corp.	224,913	23,202,025	0.50
Northern Trust Corp.	384,076	20,955,187	0.45
Regions Financial Corp.	2,516,552	20,610,561	0.44
SunTrust Banks Inc.	956,163	27,547,056	0.59
Other securities[a]		147,875,084	3.14

		266,853,843	5.69
BEVERAGES
Other securities[a]		63,089,186	1.35

		63,089,186	1.35
BIOTECHNOLOGY
Other securities[a]		24,699,057	0.53

		24,699,057	0.53
BUILDING MATERIALS
Other securities[a]		33,437,880	0.71

		33,437,880	0.71

Security	Shares	Value	% of Net Assets

CHEMICALS
Other securities[a]		$66,720,918	1.42%

		66,720,918	1.42
COAL
Other securities[a]		30,230,184	0.65

		30,230,184	0.65
COMMERCIAL SERVICES
Other securities[a]		68,784,803	1.47

		68,784,803	1.47
COMPUTERS
SanDisk Corp.[b]	434,127	23,876,985	0.51
Other securities[a]		58,282,166	1.24

		82,159,151	1.75
COSMETICS & PERSONAL CARE
Other securities[a]		3,659,260	0.08

		3,659,260	0.08
DISTRIBUTION & WHOLESALE
Other securities[a]		18,626,561	0.40

		18,626,561	0.40
DIVERSIFIED FINANCIAL SERVICES
Ameriprise Financial Inc.	368,551	27,143,781	0.58
Invesco Ltd.	796,545	23,067,943	0.49
Other securities[a]		84,949,099	1.81

		135,160,823	2.88
ELECTRIC
DTE Energy Co.	303,097	20,713,649	0.44
Edison International	578,967	29,133,620	0.62
Entergy Corp.	315,226	19,934,892	0.43
Northeast Utilities	557,303	24,220,388	0.52
PPL Corp.	1,030,698	32,271,154	0.69
Xcel Energy Inc.	865,327	25,700,212	0.55
Other securities[a]		199,350,039	4.25

		351,323,954	7.50
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		24,594,743	0.53

		24,594,743	0.53
ELECTRONICS
Other securities[a]		38,386,429	0.82

		38,386,429	0.82
ENGINEERING & CONSTRUCTION
Other securities[a]		49,323,876	1.05

		49,323,876	1.05

SUMMARY SCHEDULES OF INVESTMENTS	45

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

March 31, 2013

Security	Shares	Value	% of Net Assets

ENTERTAINMENT
Other securities[a]		$20,187,373	0.43%

		20,187,373	0.43
ENVIRONMENTAL CONTROL
Other securities[a]		28,937,610	0.62

		28,937,610	0.62
FOOD
ConAgra Foods Inc.	738,129	26,432,400	0.56
Other securities[a]		81,634,636	1.75

		108,067,036	2.31
FOREST PRODUCTS & PAPER
International Paper Co.	777,091	36,196,899	0.77
Other securities[a]		15,887,457	0.34

		52,084,356	1.11
GAS
Sempra Energy	428,232	34,232,866	0.73
Other securities[a]		68,774,961	1.47

		103,007,827	2.20
HAND & MACHINE TOOLS
Stanley Black & Decker Inc.	285,083	23,083,170	0.49
Other securities[a]		18,371,498	0.39

		41,454,668	0.88
HEALTH CARE — PRODUCTS
Zimmer Holdings Inc.	282,247	21,230,619	0.45
Other securities[a]		98,745,193	2.11

		119,975,812	2.56
HEALTH CARE — SERVICES
Cigna Corp.	512,337	31,954,459	0.68
Humana Inc.	290,744	20,093,318	0.43
Other securities[a]		88,753,751	1.89

		140,801,528	3.00
HOLDING COMPANIES — DIVERSIFIED
Other securities[a]		29,165,227	0.62

		29,165,227	0.62
HOME BUILDERS
Other securities[a]		47,748,551	1.02

		47,748,551	1.02
HOME FURNISHINGS
Other securities[a]		21,832,145	0.47

		21,832,145	0.47

Security	Shares	Value	% of Net Assets

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		$40,622,061	0.87%

		40,622,061	0.87
HOUSEWARES
Other securities[a]		13,447,268	0.29

		13,447,268	0.29
INSURANCE
Aon PLC	530,749	32,641,063	0.70
Hartford Financial Services Group Inc. (The)	785,518	20,266,364	0.43
Progressive Corp. (The)	1,086,040	27,444,231	0.59
Other securities[a]		277,552,664	5.92

		357,904,322	7.64
INTERNET
Symantec Corp.[b]	1,207,769	29,807,739	0.64
Other securities[a]		36,581,384	0.78

		66,389,123	1.42
IRON & STEEL
Nucor Corp.	563,405	26,001,141	0.55
Other securitiesa		37,625,788	0.81

		63,626,929	1.36
LEISURE TIME
Other securities[a]		9,652,273	0.21

		9,652,273	0.21
LODGING
Other securities[a]		15,985,667	0.34

		15,985,667	0.34
MACHINERY
Other securities[a]		45,548,994	0.97

		45,548,994	0.97
MANUFACTURING
Dover Corp.	305,181	22,241,591	0.47
Eaton Corp. PLC	668,340	40,935,825	0.87
Other securities[a]		98,118,436	2.10

		161,295,852	3.44
MEDIA
Liberty Media Corp.[b]	180,541	20,153,792	0.43
Other securities[a]		31,885,911	0.68

		52,039,703	1.11
METAL FABRICATE & HARDWARE
Other securities[a]		8,071,476	0.17

		8,071,476	0.17

46	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

March 31, 2013

Security	Shares	Value	% of Net Assets

MINING
Other securities[a]		$18,828,324	0.40%

		18,828,324	0.40
OFFICE & BUSINESS EQUIPMENT
Other securities[a]		21,215,093	0.45

		21,215,093	0.45
OIL & GAS
Chesapeake Energy Corp.	1,177,047	24,023,529	0.51
Marathon Petroleum Corp.	605,409	54,244,646	1.16
Murphy Oil Corp.	345,415	22,013,298	0.47
Noble Energy Inc.	245,745	28,422,867	0.61
Valero Energy Corp.	982,397	44,689,239	0.95
Other securities[a]		205,110,771	4.38

		378,504,350	8.08
OIL & GAS SERVICES
Other securities[a]		17,108,440	0.37

		17,108,440	0.37
PACKAGING & CONTAINERS
Other securities[a]		46,352,151	0.99

		46,352,151	0.99
PHARMACEUTICALS
Other securities[a]		41,432,521	0.88

		41,432,521	0.88
REAL ESTATE
Other securities[a]		24,286,233	0.52

		24,286,233	0.52
REAL ESTATE INVESTMENT TRUSTS
American Capital Agency Corp.	705,748	23,134,419	0.49
Annaly Capital Management Inc.[c]	1,731,848	27,519,065	0.59
AvalonBay Communities Inc.	203,757	25,809,899	0.55
Boston Properties Inc.	221,242	22,358,716	0.48
HCP Inc.	747,062	37,248,511	0.79
Health Care REIT Inc.[c]	460,279	31,257,547	0.67
Host Hotels & Resorts Inc.	1,279,101	22,371,476	0.48
Prologis Inc.	818,126	32,708,677	0.70
Ventas Inc.	513,586	37,594,495	0.80

Security	Shares	Value	% of Net Assets

Vornado Realty Trust	329,836	$27,587,483	0.59%
Weyerhaeuser Co.	651,151	20,433,118	0.44
Other securities[a]		267,150,818	5.69

		575,174,224	12.27
RETAIL
Macy’s Inc.	595,622	24,920,824	0.53
Other securities[a]		122,121,906	2.61

		147,042,730	3.14
SAVINGS & LOANS
Other securities[a]		40,932,606	0.87

		40,932,606	0.87
SEMICONDUCTORS
Analog Devices Inc.	485,123	22,553,368	0.48
Applied Materials Inc.	2,131,227	28,728,940	0.61
Other securities[a]		112,164,420	2.40

		163,446,728	3.49
SHIPBUILDING
Other securities[a]		4,647,283	0.10

		4,647,283	0.10
SOFTWARE
Other securities[a]		69,373,724	1.48

		69,373,724	1.48
TELECOMMUNICATIONS
Sprint Nextel Corp.[b]	5,336,084	33,137,082	0.71
Other securities[a]		72,990,498	1.55

		106,127,580	2.26
TEXTILES
Other securities[a]		15,960,867	0.34

		15,960,867	0.34
TOYS, GAMES & HOBBIES
Other securities[a]		6,877,598	0.15

		6,877,598	0.15
TRANSPORTATION
Other securities[a]		26,880,140	0.57

		26,880,140	0.57
TRUCKING & LEASING
Other securities[a]		4,313,354	0.09

		4,313,354	0.09

SUMMARY SCHEDULES OF INVESTMENTS	47

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

March 31, 2013

Security	Shares	Value	% of Net Assets

WATER
Other securities[a]		$19,895,442	0.42%

		19,895,442	0.42

TOTAL COMMON STOCKS
(Cost: $4,097,136,510)		4,678,411,395	99.84

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[d,e,f]	260,509,907	260,509,907	5.56
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[d,e,f]	18,503,276	18,503,276	0.39
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[d,e]	20,581,491	20,581,491	0.44

		299,594,674	6.39

TOTAL SHORT-TERM INVESTMENTS
(Cost: $299,594,674)		299,594,674	6.39

TOTAL INVESTMENTS IN SECURITIES
(Cost: $4,396,731,184)		4,978,006,069	106.23
Other Assets, Less Liabilities		(292,100,292)	(6.23)

NET ASSETS		$4,685,905,777	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2013. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

48	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2013

	iShares Russell 3000 Index Fund	iShares Russell 3000 Growth Index Fund	iShares Russell 3000 Value Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$3,803,964,008	$313,968,596	$400,318,940
Affiliated (Note 2)	170,026,542	13,759,775	13,958,384

Total cost of investments	$3,973,990,550	$327,728,371	$414,277,324

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$4,116,316,521	$387,260,902	$401,050,451
Affiliated (Note 2)	172,133,872	13,988,776	14,115,964

Total fair value of investments	4,288,450,393	401,249,678	415,166,415
Cash	971,744	116,651	71,388
Receivables:
Investment securities sold	6,926,037	166,980	1,176,005
Dividends and interest	5,350,212	396,044	624,391

Total Assets	4,301,698,386	401,929,353	417,038,199

LIABILITIES
Payables:
Investment securities purchased	8,618,821	370,771	1,262,405
Collateral for securities on loan (Note 5)	134,730,835	11,631,332	9,595,986
Distribution to shareholders	18,092,342	1,307,330	1,908,497
Investment advisory fees (Note 2)	696,762	82,817	85,080

Total Liabilities	162,138,760	13,392,250	12,851,968

NET ASSETS	$4,139,559,626	$388,537,103	$404,186,231

Net assets consist of:
Paid-in capital	$4,141,698,141	$423,506,506	$487,460,599
Distributions in excess of net investment income	(102,049)	(374)	(26,004)
Accumulated net realized loss	(316,496,310)	(108,490,336)	(84,137,455)
Net unrealized appreciation	314,459,844	73,521,307	889,091

NET ASSETS	$4,139,559,626	$388,537,103	$404,186,231

Shares outstanding[b]	44,300,000	6,650,000	3,800,000

Net asset value per share	$93.44	$58.43	$106.36

[a]	Securities on loan with values of $131,790,937, $11,406,738 and $9,330,615, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2013

	iShares Russell Microcap Index Fund	iShares Russell Midcap Index Fund	iShares Russell Midcap Growth Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$543,293,839	$5,972,827,889	$2,890,751,082
Affiliated (Note 2)	85,264,034	530,202,824	253,336,370

Total cost of investments	$628,557,873	$6,503,030,713	$3,144,087,452

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$540,397,934	$7,287,148,944	$3,589,670,713
Affiliated (Note 2)	85,264,034	530,202,824	253,336,370

Total fair value of investments	625,661,968	7,817,351,768	3,843,007,083
Cash	978,504	2,173,658	774,009
Receivables:
Investment securities sold	6,440,057	16,001,934	6,055,424
Dividends and interest	730,274	9,959,777	2,525,142
Capital shares sold	96,477	—	—

Total Assets	633,907,280	7,845,487,137	3,852,361,658

LIABILITIES
Payables:
Investment securities purchased	8,392,362	21,215,443	7,546,727
Collateral for securities on loan (Note 5)	83,905,571	502,827,626	245,173,704
Distribution to shareholders	1,064,008	23,061,273	6,490,435
Investment advisory fees (Note 2)	265,320	1,269,860	752,932

Total Liabilities	93,627,261	548,374,202	259,963,798

NET ASSETS	$540,280,019	$7,297,112,935	$3,592,397,860

Net assets consist of:
Paid-in capital	$646,678,465	$6,464,141,901	$3,695,282,610
Undistributed (distributions in excess of) net investment income	(905,643)	(12,827)	4,749
Accumulated net realized loss	(102,596,898)	(481,337,194)	(801,809,130)
Net unrealized appreciation (depreciation)	(2,895,905)	1,314,321,055	698,919,631

NET ASSETS	$540,280,019	$7,297,112,935	$3,592,397,860

Shares outstanding[b]	9,200,000	57,300,000	51,400,000

Net asset value per share	$58.73	$127.35	$69.89

[a]	Securities on loan with values of $80,719,554, $493,348,121 and $240,974,710, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

50	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2013

iShares Russell Midcap Value Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$4,097,136,510
Affiliated (Note 2)	299,594,674

Total cost of investments	$4,396,731,184

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$4,678,411,395
Affiliated (Note 2)	299,594,674

Total fair value of investments	4,978,006,069
Cash	1,543,984
Receivables:
Investment securities sold	13,100,102
Dividends and interest	8,586,714
Capital shares sold	135,258

Total Assets	5,001,372,127

LIABILITIES
Payables:
Investment securities purchased	18,203,875
Collateral for securities on loan (Note 5)	279,013,183
Capital shares redeemed	243,445
Distribution to shareholders	17,044,082
Investment advisory fees (Note 2)	961,765

Total Liabilities	315,466,350

NET ASSETS	$4,685,905,777

Net assets consist of:
Paid-in capital	$4,684,144,838
Distributions in excess of net investment income	(10,431)
Accumulated net realized loss	(579,503,515)
Net unrealized appreciation	581,274,885

NET ASSETS	$4,685,905,777

Shares outstanding[b]	82,000,000

Net asset value per share	$57.15

[a]	Securities on loan with a value of $274,575,026. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2013

	iShares Russell 3000 Index Fund	iShares Russell 3000 Growth Index Fund	iShares Russell 3000 Value Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$80,415,096	$6,567,329	$8,620,730
Dividends — affiliated (Note 2)	402,090	17,688	56,836
Interest — affiliated (Note 2)	3,510	342	317
Securities lending income — affiliated (Note 2)	1,353,707	161,304	78,183

Total investment income	82,174,403	6,746,663	8,756,066

EXPENSES
Investment advisory fees (Note 2)	7,269,005	896,175	834,198

Total expenses	7,269,005	896,175	834,198

Net investment income	74,905,398	5,850,488	7,921,868

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(46,537,517)	(11,937,514)	412,157
Investments — affiliated (Note 2)	(56,588)	(2,451)	(9,072)
In-kind redemptions — unaffiliated	225,467,338	15,126,628	13,497,292
In-kind redemptions — affiliated (Note 2)	303,055	17,947	37,787
Foreign currency transactions	(40)	—	(7)

Net realized gain	179,176,248	3,204,610	13,938,157

Net change in unrealized appreciation/depreciation	269,923,509	28,025,675	39,547,616

Net realized and unrealized gain	449,099,757	31,230,285	53,485,773

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$524,005,155	$37,080,773	$61,407,641

[a]	Net of foreign withholding tax of $82,335, $1,415 and $14,336, respectively.

See notes to financial statements.

52	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2013

	iShares Russell Microcap Index Fund	iShares Russell Midcap Index Fund	iShares Russell Midcap Growth Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$7,977,668	$122,886,963	$47,400,837
Dividends — affiliated (Note 2)	30,670	—	—
Interest — affiliated (Note 2)	553	5,526	2,444
Securities lending income — affiliated (Note 2)	2,149,858	3,961,902	2,347,848

Total investment income	10,158,749	126,854,391	49,751,129

EXPENSES
Investment advisory fees (Note 2)	2,807,819	12,862,353	8,226,585

Total expenses	2,807,819	12,862,353	8,226,585

Net investment income	7,350,930	113,992,038	41,524,544

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(10,481,404)	(60,299,835)	(176,442,883)
Investments — affiliated (Note 2)	70,984	—	—
In-kind redemptions — unaffiliated	22,140,293	454,131,563	238,458,240
In-kind redemptions — affiliated (Note 2)	7,628	—	—

Net realized gain	11,737,501	393,831,728	62,015,357

Net change in unrealized appreciation/depreciation	51,610,895	540,737,097	286,082,017

Net realized and unrealized gain	63,348,396	934,568,825	348,097,374

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$70,699,326	$1,048,560,863	$389,621,918

[a]	Net of foreign withholding tax of $14,926, $70,353 and $6,030, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2013

iShares Russell Midcap Value Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$83,404,783
Interest — affiliated (Note 2)	3,101
Securities lending income — affiliated (Note 2)	1,736,807

Total investment income	85,144,691

EXPENSES
Investment advisory fees (Note 2)	8,839,068

Total expenses	8,839,068

Net investment income	76,305,623

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(41,128,603)
In-kind redemptions — unaffiliated	147,322,696

Net realized gain	106,194,093

Net change in unrealized appreciation/depreciation	577,822,794

Net realized and unrealized gain	684,016,887

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$760,322,510

[a]	Net of foreign withholding tax of $70,637.

See notes to financial statements.

54	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Russell 3000 Index Fund		iShares Russell 3000 Growth Index Fund
	Year ended March 31, 2013	Year ended March 31, 2012	Year ended March 31, 2013	Year ended March 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$74,905,398	$58,644,619	$5,850,488	$4,243,620
Net realized gain	179,176,248	75,472,161	3,204,610	25,404,555
Net change in unrealized appreciation/depreciation	269,923,509	88,051,711	28,025,675	(2,974,253)

Net increase in net assets resulting from operations	524,005,155	222,168,491	37,080,773	26,673,922

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(75,443,940)	(58,755,420)	(5,934,281)	(4,235,901)

Total distributions to shareholders	(75,443,940)	(58,755,420)	(5,934,281)	(4,235,901)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,111,899,252	458,403,487	61,529,048	113,600,554
Cost of shares redeemed	(860,032,185)	(638,291,209)	(49,004,148)	(151,325,364)

Net increase (decrease) in net assets from capital share transactions	251,867,067	(179,887,722)	12,524,900	(37,724,810)

INCREASE (DECREASE) IN NET ASSETS	700,428,282	(16,474,651)	43,671,392	(15,286,789)

NET ASSETS
Beginning of year	3,439,131,344	3,455,605,995	344,865,711	360,152,500

End of year	$4,139,559,626	$3,439,131,344	$388,537,103	$344,865,711

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(102,049)	$(6,117)	$(374)	$7,323

SHARES ISSUED AND REDEEMED
Shares sold	13,150,000	6,150,000	1,150,000	2,350,000
Shares redeemed	(10,100,000)	(8,450,000)	(900,000)	(3,200,000)

Net increase (decrease) in shares outstanding	3,050,000	(2,300,000)	250,000	(850,000)

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 3000 Value Index Fund		iShares Russell Microcap Index Fund
	Year ended March 31, 2013	Year ended March 31, 2012	Year ended March 31, 2013	Year ended March 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$7,921,868	$6,791,019	$7,350,930	$5,224,532
Net realized gain	13,938,157	7,511,292	11,737,501	19,552,825
Net change in unrealized appreciation/depreciation	39,547,616	(3,715,718)	51,610,895	(47,276,261)

Net increase (decrease) in net assets resulting from operations	61,407,641	10,586,593	70,699,326	(22,498,904)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(7,961,532)	(6,847,260)	(8,961,396)	(5,609,785)

Total distributions to shareholders	(7,961,532)	(6,847,260)	(8,961,396)	(5,609,785)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	137,312,076	29,164,213	133,534,250	114,070,321
Cost of shares redeemed	(94,368,500)	(68,365,615)	(140,285,162)	(165,152,035)

Net increase (decrease) in net assets from capital share transactions	42,943,576	(39,201,402)	(6,750,912)	(51,081,714)

INCREASE (DECREASE) IN NET ASSETS	96,389,685	(35,462,069)	54,987,018	(79,190,403)

NET ASSETS
Beginning of year	307,796,546	343,258,615	485,293,001	564,483,404

End of year	$404,186,231	$307,796,546	$540,280,019	$485,293,001

Distributions in excess of net investment income included in net assets at end of year	$(26,004)	$(6,706)	$(905,643)	$(308,842)

SHARES ISSUED AND REDEEMED
Shares sold	1,450,000	350,000	2,550,000	2,300,000
Shares redeemed	(1,000,000)	(800,000)	(2,800,000)	(3,450,000)

Net increase (decrease) in shares outstanding	450,000	(450,000)	(250,000)	(1,150,000)

See notes to financial statements.

56	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell Midcap Index Fund		iShares Russell Midcap Growth Index Fund
	Year ended March 31, 2013	Year ended March 31, 2012	Year ended March 31, 2013	Year ended March 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$113,992,038	$93,127,514	$41,524,544	$26,988,032
Net realized gain	393,831,728	268,275,405	62,015,357	305,514,074
Net change in unrealized appreciation/depreciation	540,737,097	(198,784,321)	286,082,017	(246,551,600)

Net increase in net assets resulting from operations	1,048,560,863	162,618,598	389,621,918	85,950,506

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(118,421,890)	(96,356,762)	(43,971,157)	(28,429,433)

Total distributions to shareholders	(118,421,890)	(96,356,762)	(43,971,157)	(28,429,433)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,141,012,625	1,307,861,666	699,047,751	958,861,166
Cost of shares redeemed	(1,557,677,703)	(1,092,408,461)	(884,281,194)	(1,025,562,115)

Net increase (decrease) in net assets from capital share transactions	(416,665,078)	215,453,205	(185,233,443)	(66,700,949)

INCREASE (DECREASE) IN NET ASSETS	513,473,895	281,715,041	160,417,318	(9,179,876)

NET ASSETS
Beginning of year	6,783,639,040	6,501,923,999	3,431,980,542	3,441,160,418

End of year	$7,297,112,935	$6,783,639,040	$3,592,397,860	$3,431,980,542

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(12,827)	$(8,617)	$4,749	$4,736

SHARES ISSUED AND REDEEMED
Shares sold	10,050,000	12,500,000	11,400,000	16,250,000
Shares redeemed	(14,000,000)	(10,900,000)	(14,550,000)	(18,200,000)

Net increase (decrease) in shares outstanding	(3,950,000)	1,600,000	(3,150,000)	(1,950,000)

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell Midcap Value Index Fund
	Year ended March 31, 2013	Year ended March 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$76,305,623	$58,116,694
Net realized gain	106,194,093	153,616,207
Net change in unrealized appreciation/depreciation	577,822,794	(185,049,708)

Net increase in net assets resulting from operations	760,322,510	26,683,193

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(78,246,400)	(59,920,782)

Total distributions to shareholders	(78,246,400)	(59,920,782)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,701,813,070	670,600,956
Cost of shares redeemed	(920,747,912)	(984,157,299)

Net increase (decrease) in net assets from capital share transactions	781,065,158	(313,556,343)

INCREASE (DECREASE) IN NET ASSETS	1,463,141,268	(346,793,932)

NET ASSETS
Beginning of year	3,222,764,509	3,569,558,441

End of year	$4,685,905,777	$3,222,764,509

Distributions in excess of net investment income included in net assets at end of year	$(10,431)	$—

SHARES ISSUED AND REDEEMED
Shares sold	34,200,000	14,600,000
Shares redeemed	(19,150,000)	(21,800,000)

Net increase (decrease) in shares outstanding	15,050,000	(7,200,000)

See notes to financial statements.

58	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 3000 Index Fund
	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009
Net asset value, beginning of year	$83.37	$79.35	$68.90	$46.12	$76.26

Income from investment operations:
Net investment income[a]	1.74	1.38	1.21	1.12	1.36
Net realized and unrealized gain (loss)[b]	10.06	4.02	10.48	22.78	(30.20)

Total from investment operations	11.80	5.40	11.69	23.90	(28.84)

Less distributions from:
Net investment income	(1.73)	(1.38)	(1.24)	(1.12)	(1.30)

Total distributions	(1.73)	(1.38)	(1.24)	(1.12)	(1.30)

Net asset value, end of year	$93.44	$83.37	$79.35	$68.90	$46.12

Total return	14.37%	7.00%	17.24%	52.12%	(38.14)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$4,139,560	$3,439,131	$3,455,606	$3,055,769	$2,234,732
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	2.06%	1.82%	1.73%	1.87%	2.23%
Portfolio turnover rate[c]	5%	6%	6%	6%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 3000 Growth Index Fund
	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009
Net asset value, beginning of year	$53.89	$49.68	$42.31	$28.58	$44.21

Income from investment operations:
Net investment income[a]	0.88	0.62	0.55	0.51	0.49
Net realized and unrealized gain (loss)[b]	4.54	4.22	7.39	13.75	(15.67)

Total from investment operations	5.42	4.84	7.94	14.26	(15.18)

Less distributions from:
Net investment income	(0.88)	(0.63)	(0.57)	(0.53)	(0.45)
Return of capital	—	—	(0.00)[c]	—	—

Total distributions	(0.88)	(0.63)	(0.57)	(0.53)	(0.45)

Net asset value, end of year	$58.43	$53.89	$49.68	$42.31	$28.58

Total return	10.19%	9.90%	18.97%	50.11%	(34.48)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$388,537	$344,866	$360,153	$327,940	$300,115
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	1.63%	1.28%	1.27%	1.40%	1.35%
Portfolio turnover rate[d]	18%	20%	24%	20%	19%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Rounds to less than $0.01.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

60	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 3000 Value Index Fund
	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009
Net asset value, beginning of year	$91.88	$90.33	$80.04	$53.09	$94.65

Income from investment operations:
Net investment income[a]	2.24	1.90	1.67	1.55	2.28
Net realized and unrealized gain (loss)[b]	14.41	1.58	10.37	26.95	(41.59)

Total from investment operations	16.65	3.48	12.04	28.50	(39.31)

Less distributions from:
Net investment income	(2.17)	(1.93)	(1.75)	(1.55)	(2.25)

Total distributions	(2.17)	(1.93)	(1.75)	(1.55)	(2.25)

Net asset value, end of year	$106.36	$91.88	$90.33	$80.04	$53.09

Total return	18.43%	4.06%	15.36%	54.07%	(42.08)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$404,186	$307,797	$343,259	$372,184	$268,091
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	2.37%	2.23%	2.06%	2.24%	2.93%
Portfolio turnover rate[c]	16%	21%	25%	24%	26%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Microcap Index Fund
	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009
Net asset value, beginning of year	$51.35	$53.25	$43.02	$26.54	$46.57

Income from investment operations:
Net investment income[a]	0.81	0.56	0.34	0.31	0.42
Net realized and unrealized gain (loss)[b]	7.58	(1.84)	10.30	16.47	(20.01)

Total from investment operations	8.39	(1.28)	10.64	16.78	(19.59)

Less distributions from:
Net investment income	(1.01)	(0.62)	(0.41)	(0.30)	(0.44)

Total distributions	(1.01)	(0.62)	(0.41)	(0.30)	(0.44)

Net asset value, end of year	$58.73	$51.35	$53.25	$43.02	$26.54

Total return	16.60%	(2.28)%	24.90%	63.36%	(42.29)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$540,280	$485,293	$564,483	$430,189	$208,375
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	1.57%	1.17%	0.76%	0.85%	1.14%
Portfolio turnover rate[c]	29%	31%	35%	35%	25%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

62	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Midcap Index Fund
	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009
Net asset value, beginning of year	$110.75	$109.00	$89.36	$54.25	$93.36

Income from investment operations:
Net investment income[a]	1.98	1.52	1.49	1.23	1.37
Net realized and unrealized gain (loss)[b]	16.71	1.79	19.74	35.10	(39.16)

Total from investment operations	18.69	3.31	21.23	36.33	(37.79)

Less distributions from:
Net investment income	(2.09)	(1.56)	(1.59)	(1.22)	(1.32)

Total distributions	(2.09)	(1.56)	(1.59)	(1.22)	(1.32)

Net asset value, end of year	$127.35	$110.75	$109.00	$89.36	$54.25

Total return	17.14%	3.18%	24.08%	67.32%	(40.76)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$7,297,113	$6,783,639	$6,501,924	$5,500,145	$3,434,008
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.77%	1.48%	1.59%	1.64%	1.89%
Portfolio turnover rate[c]	13%	13%	12%	13%	14%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Midcap Growth Index Fund
	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009[a]
Net asset value, beginning of year	$62.91	$60.91	$48.68	$30.22	$50.62

Income from investment operations:
Net investment income[b]	0.79	0.50	0.46	0.41	0.40
Net realized and unrealized gain (loss)[c]	7.03	2.03	12.27	18.44	(20.40)

Total from investment operations	7.82	2.53	12.73	18.85	(20.00)

Less distributions from:
Net investment income	(0.84)	(0.53)	(0.50)	(0.39)	(0.40)

Total distributions	(0.84)	(0.53)	(0.50)	(0.39)	(0.40)

Net asset value, end of year	$69.89	$62.91	$60.91	$48.68	$30.22

Total return	12.58%	4.23%	26.33%	62.58%	(39.66)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$3,592,398	$3,431,981	$3,441,160	$3,239,681	$1,681,704
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	1.26%	0.85%	0.89%	1.00%	0.97%
Portfolio turnover rate[d]	25%	29%	29%	28%	34%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Midcap Value Index Fund
	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009[a]
Net asset value, beginning of year	$48.14	$48.14	$40.35	$23.98	$42.87

Income from investment operations:
Net investment income[b]	1.07	0.89	0.89	0.73	0.91
Net realized and unrealized gain (loss)[c]	8.99	0.04	7.83	16.38	(18.85)

Total from investment operations	10.06	0.93	8.72	17.11	(17.94)

Less distributions from:
Net investment income	(1.05)	(0.93)	(0.93)	(0.74)	(0.95)

Total distributions	(1.05)	(0.93)	(0.93)	(0.74)	(0.95)

Net asset value, end of year	$57.15	$48.14	$48.14	$40.35	$23.98

Total return	21.24%	2.11%	21.99%	71.91%	(42.36)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$4,685,906	$3,222,765	$3,569,558	$2,834,421	$1,745,541
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	2.16%	1.97%	2.12%	2.17%	2.62%
Portfolio turnover rate[d]	23%	27%	25%	27%	38%

[a]	Per share amounts were adjusted to reflect a three-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Index Fund	Diversification Classification
Russell 3000	Diversified
Russell 3000 Growth	Diversified
Russell 3000 Value	Diversified
Russell Microcap	Diversified
Russell Midcap	Diversified
Russell Midcap Growth	Diversified
Russell Midcap Value	Diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

66	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange in not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Continued)

iSHARES® TRUST

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of March 31, 2013. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3		Total

Russell 3000
Assets:
Common Stocks	$4,133,011,112	$600	$57		$4,133,011,769
Investment Companies	39,082	—	—		39,082
Warrants	326	—	—		326
Money Market Funds	155,399,216	—	—		155,399,216

	$4,288,449,736	$600	$57		$4,288,450,393

Russell 3000 Growth
Assets:
Common Stocks	$388,076,892	$56	$0	[a]	$388,076,948
Warrants	62	—	—		62
Money Market Funds	13,172,668	—	—		13,172,668

	$401,249,622	$56	$0	[a]	$401,249,678

Russell 3000 Value
Assets:
Common Stocks	$403,405,499	$94	$11		$403,405,604
Investment Companies	7,427	—	—		7,427
Money Market Funds	11,753,384	—	—		11,753,384

	$415,166,310	$94	$11		$415,166,415

68	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Russell Microcap
Assets:
Common Stocks	$540,044,262	$—	$446	$540,044,708
Investment Companies	349,708	—	—	349,708
Rights	—	3,518	—	3,518
Money Market Funds	85,264,034	—	—	85,264,034

	$625,658,004	$3,518	$446	$625,661,968

Russell Midcap
Assets:
Common Stocks	$7,287,148,944	$—	$—	$7,287,148,944
Money Market Funds	530,202,824	—	—	530,202,824

	$7,817,351,768	$—	$—	$7,817,351,768

Russell Midcap Growth
Assets:
Common Stocks	$3,589,670,713	$—	$—	$3,589,670,713
Money Market Funds	253,336,370	—	—	253,336,370

	$3,843,007,083	$—	$—	$3,843,007,083

Russell Midcap Value
Assets:
Common Stocks	$4,678,411,395	$—	$—	$4,678,411,395
Money Market Funds	299,594,674	—	—	299,594,674

	$4,978,006,069	$—	$—	$4,978,006,069

[a]	Rounds to less than $1.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of March 31, 2013 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Continued)

iSHARES® TRUST

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

70	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
Russell 3000	0.20%
Russell 3000 Growth	0.25
Russell 3000 Value	0.25
Russell Microcap	0.60
Russell Midcap	0.20
Russell Midcap Growth	0.25
Russell Midcap Value	0.25

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. The Funds benefit from a borrower default indemnity provided by BlackRock. As securities lending agent, BTC bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the year ended March 31, 2013, BTC earned securities lending agent fees from the Funds as follows:

iShares Index Fund	Securities Lending Agent Fees
Russell 3000	$728,919
Russell 3000 Growth	86,856
Russell 3000 Value	42,099
Russell Microcap	1,157,616
Russell Midcap	2,133,332
Russell Midcap Growth	1,264,226
Russell Midcap Value	935,204

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the year ended March 31, 2013, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Continued)

iSHARES® TRUST

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the year ended March 31, 2013, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Shares Held at Beginning of Year	Shares Purchased	Shares Sold	Shares Held at End of Year	Value at End of Year	Dividend Income	Net Realized Gain (Loss)
Russell 3000
BlackRock Inc.	18,761	19,083	(7,460)	30,384	$7,805,042	$168,077	$161,792
BlackRock Kelso Capital Corp.	15,894	54	(18)	15,930	159,300	16,530	34
PennyMac Mortgage Investment Trust	6,611	10,134	(2,098)	14,647	379,211	24,911	10,007
PNC Financial Services Group Inc. (The)	115,277	42,201	(31,296)	126,182	8,391,103	192,572	74,634

					$16,734,656	$402,090	$246,467

Russell 3000 Growth
BlackRock Inc.	1,833	1,839	(495)	3,177	$816,108	$17,688	$15,496

Russell 3000 Value
BlackRock Inc.	1,725	1,670	(736)	2,659	$683,044	$14,426	$14,853
BlackRock Kelso Capital Corp.	2,896	559	(156)	3,299	32,990	2,850	(181)
PennyMac Mortgage Investment Trust	1,209	2,194	(734)	2,669	69,100	4,615	3,563
PNC Financial Services Group Inc. (The)	20,955	9,763	(6,997)	23,721	1,577,446	34,945	10,480

					$2,362,580	$56,836	$28,715

Russell Microcap
PennyMac Mortgage Investment Trust	59,513	17,676	(77,189)	—	$—	$30,670	$78,612

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

72	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2013 were as follows:

iShares Index Fund	Purchases	Sales
Russell 3000	$186,269,224	$185,315,507
Russell 3000 Growth	64,477,998	64,360,541
Russell 3000 Value	54,160,682	54,042,973
Russell Microcap	136,819,007	135,430,906
Russell Midcap	820,446,250	819,166,723
Russell Midcap Growth	811,780,451	812,001,288
Russell Midcap Value	842,454,078	832,777,172

In-kind transactions (see Note 4) for the year ended March 31, 2013 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Russell 3000	$1,107,427,611	$855,451,192
Russell 3000 Growth	61,344,739	48,891,193
Russell 3000 Value	136,651,643	93,740,909
Russell Microcap	131,383,824	138,151,780
Russell Midcap	1,135,847,277	1,550,206,294
Russell Midcap Growth	697,706,460	881,832,203
Russell Midcap Value	1,690,913,543	915,720,993

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Continued)

iSHARES® TRUST

at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of March 31, 2013, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of March 31, 2013 and the value of the related collateral are disclosed in the statements of assets and liabilities. Securities lending income, as disclosed in the statements of operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of March 31, 2013, attributable to passive foreign investment companies, the expiration of capital loss carryforwards, distributions paid in excess of taxable income, foreign currency transactions and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares Index Fund	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
Russell 3000	$184,983,232	$442,610	$(185,425,842)
Russell 3000 Growth	13,726,319	76,096	(13,802,415)
Russell 3000 Value	9,949,661	20,366	(9,970,027)
Russell Microcap	13,948,049	1,013,665	(14,961,714)
Russell Midcap	375,863,944	4,425,642	(380,289,586)
Russell Midcap Growth	224,020,359	2,446,626	(226,466,985)
Russell Midcap Value	113,671,410	1,930,346	(115,601,756)

74	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The tax character of distributions paid during the years ended March 31, 2013 and March 31, 2012 was as follows:

iShares Index Fund	2013	2012
Russell 3000
Ordinary income	$75,443,940	$58,755,420

Russell 3000 Growth
Ordinary income	$5,934,281	$4,235,901

Russell 3000 Value
Ordinary income	$7,961,532	$6,847,260

Russell Microcap
Ordinary income	$8,961,396	$5,609,785

Russell Midcap
Ordinary income	$118,421,890	$96,356,762

Russell Midcap Growth
Ordinary income	$43,971,157	$28,429,433

Russell Midcap Value
Ordinary income	$78,246,400	$59,920,782

As of March 31, 2013, the tax components of accumulated net earnings (losses) were as follows:

iShares Index Fund	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
Russell 3000	$(219,902,350)	$217,763,835	$—	$(2,138,515)
Russell 3000 Growth	(107,016,397)	72,046,994	—	(34,969,403)
Russell 3000 Value	(74,970,065)	(8,304,303)	—	(83,274,368)
Russell Microcap	(89,024,949)	(16,024,735)	(1,348,762)	(106,398,446)
Russell Midcap	(303,920,913)	1,136,891,947	—	832,971,034
Russell Midcap Growth	(780,309,310)	677,424,560	—	(102,884,750)
Russell Midcap Value	(508,478,631)	510,239,570	—	1,760,939

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.
[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the year ending March 31, 2014.

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2013, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares Index Fund	Non- Expiring [a]	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
Russell 3000	$21,908,132	$3,180,853	$—	$—	$36,634,037	$126,187,428	$31,991,900	$219,902,350
Russell 3000 Growth	17,839,992	2,128,959	1,086,830	—	14,427,568	55,612,220	15,920,828	107,016,397
Russell 3000 Value	—	—	—	—	12,080,373	50,060,389	12,829,303	74,970,065
Russell Microcap	1,547,739	83,822	758,530	4,726,853	14,316,649	50,574,894	17,016,462	89,024,949
Russell Midcap	17,749,551	—	—	6,949,080	50,284,490	201,205,737	27,732,055	303,920,913
Russell Midcap Growth	166,196,171	—	—	—	54,753,546	421,837,084	137,522,509	780,309,310
Russell Midcap Value	—	—	—	—	154,212,427	350,234,018	4,032,186	508,478,631

[a]	Must be utilized prior to losses subject to expiration.

For the year ended March 31, 2013, the Funds utilized their capital loss carryforwards as follows:

iShares Index Fund	Utilized
Russell 3000 Value	$3,885,079
Russell Midcap Value	4,433,259

As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Russell 3000	$4,070,685,769	$691,859,093	$(474,094,469)	$217,764,624
Russell 3000 Growth	329,202,684	80,638,129	(8,591,135)	72,046,994
Russell 3000 Value	423,470,523	53,339,845	(61,643,953)	(8,304,108)
Russell Microcap	641,640,543	84,892,698	(100,871,273)	(15,978,575)
Russell Midcap	6,680,459,821	1,652,440,878	(515,548,931)	1,136,891,947
Russell Midcap Growth	3,165,582,523	784,417,824	(106,993,264)	677,424,560
Russell Midcap Value	4,467,766,499	733,618,224	(223,378,654)	510,239,570

Management has reviewed the tax positions as of March 31, 2013, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

76	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

7.	LEGAL PROCEEDINGS

On January 18, 2013, a lawsuit was filed in the United States District Court for the Middle District of Tennessee by Laborers’ Local 265 Pension Fund and Plumbers and Pipefitters Local No. 572 Pension Fund against BFA, BTC, and the current members of the iShares Trust Board of Trustees and the Board of Directors of iShares, Inc. (collectively, “Defendants”) for alleged violations of, among other things, Sections 36(a) and 36(b) of the 1940 Act. The complaint purports to be brought derivatively on behalf of iShares Trust and iShares, Inc., as well as the following eight funds: iShares Russell MidCap Index Fund; iShares MSCI EAFE Index Fund; iShares MSCI Emerging Markets Index Fund; iShares Russell 2000 Growth Index Fund; iShares Russell 2000 Value Index Fund; iShares Core S&P Mid-Cap ETF; iShares Core S&P Small-Cap ETF; and iShares Dow Jones U.S. Real Estate Index Fund. The complaint alleges, among other things, that BFA and BTC breached their fiduciary duties under the 1940 Act by charging allegedly excessive fees in connection with the provision of securities lending services to the above eight funds, that the individual defendants breached their fiduciary duties under the 1940 Act by approving those fee arrangements, and that the securities lending contracts are unenforceable under Section 47(b) of the 1940 Act. Plaintiffs seek injunctive relief, rescission of the securities lending contracts, and monetary damages of an unspecified amount. Defendants believe the claims are without merit and intend to vigorously defend themselves against the allegations in the lawsuit. On March 11, 2013, the Defendants filed a motion to dismiss the lawsuit.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	77

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares Russell 3000 Index Fund, iShares Russell 3000 Growth Index Fund, iShares Russell 3000 Value Index Fund, iShares Russell Microcap Index Fund, iShares Russell Midcap Index Fund, iShares Russell Midcap Growth Index Fund and iShares Russell Midcap Value Index Fund (the “Funds”), at March 31, 2013, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2013 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2013

78	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

For corporate shareholders, the following percentages of the income dividends paid by the Funds during the fiscal year ended March 31, 2013 qualified for the dividends-received deduction:

iShares Index Fund	Dividends- Received Deduction
Russell 3000	97.27%
Russell 3000 Growth	100.00
Russell 3000 Value	96.90
Russell Microcap	83.65
Russell Midcap	81.64
Russell Midcap Growth	94.39
Russell Midcap Value	77.45

Under Section 854(b)(2) of the Internal Revenue Code (the “Code”), the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2013:

iShares Index Fund	Qualified Dividend Income
Russell 3000	$75,443,940
Russell 3000 Growth	5,917,494
Russell 3000 Value	7,961,532
Russell Microcap	6,900,894
Russell Midcap	103,933,056
Russell Midcap Growth	43,971,157
Russell Midcap Value	64,897,262

In February 2014, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2013. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

TAX INFORMATION	79

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Russell 3000	$1.70358	$—	$0.02495	$1.72853	99%	—%	1%	100%
Russell 3000 Growth	0.86897	—	0.00681	0.87578	99	—	1	100
Russell 3000 Value	2.13140	—	0.04083	2.17223	98	—	2	100
Russell Microcap	0.95131	—	0.06040	1.01171	94	—	6	100
Russell Midcap	2.01883	—	0.07600	2.09483	96	—	4	100
Russell Midcap Growth	0.82301	—	0.01236	0.83537	99	—	1	100
Russell Midcap Value	1.00127	—	0.04811	1.04938	95	—	5	100
Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years through the date of the most recent quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

80	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Russell 3000 Index Fund

Period Covered: January 1, 2008 through March 31, 2013

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	1	0.08%
Greater than 1.0% and Less than 1.5%	5	0.38
Greater than 0.5% and Less than 1.0%	7	0.53
Between 0.5% and –0.5%	1,297	98.41
Less than –0.5% and Greater than –1.0%	2	0.15
Less than –1.0% and Greater than –1.5%	4	0.30
Less than –1.5%	2	0.15

	1,318	100.00%

iShares Russell 3000 Growth Index Fund

Period Covered: January 1, 2008 through March 31, 2013

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	3	0.23%
Greater than 1.0% and Less than 1.5%	5	0.38
Greater than 0.5% and Less than 1.0%	8	0.61
Between 0.5% and –0.5%	1,295	98.24
Less than –0.5% and Greater than –1.0%	3	0.23
Less than –1.0% and Greater than –1.5%	3	0.23
Less than –1.5%	1	0.08

	1,318	100.00%

SUPPLEMENTAL INFORMATION	81

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Russell 3000 Value Index Fund

Period Covered: January 1, 2008 through March 31, 2013

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	3	0.23%
Greater than 2.0% and Less than 2.5%	1	0.08
Greater than 1.5% and Less than 2.0%	1	0.08
Greater than 1.0% and Less than 1.5%	2	0.15
Greater than 0.5% and Less than 1.0%	9	0.68
Between 0.5% and –0.5%	1,291	97.95
Less than –0.5% and Greater than –1.0%	5	0.38
Less than –1.0% and Greater than –1.5%	2	0.15
Less than –1.5% and Greater than –2.0%	2	0.15
Less than –2.0%	2	0.15

	1,318	100.00%

iShares Russell Microcap Index Fund

Period Covered: January 1, 2008 through March 31, 2013

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	2	0.15%
Greater than 2.5% and Less than 3.0%	1	0.08
Greater than 2.0% and Less than 2.5%	3	0.23
Greater than 1.5% and Less than 2.0%	2	0.15
Greater than 1.0% and Less than 1.5%	6	0.45
Greater than 0.5% and Less than 1.0%	13	0.98
Between 0.5% and –0.5%	1,269	96.29
Less than –0.5% and Greater than –1.0%	13	0.98
Less than –1.0% and Greater than –1.5%	3	0.23
Less than –1.5% and Greater than –2.0%	2	0.15
Less than –2.0% and Greater than –2.5%	2	0.15
Less than –2.5% and Greater than –3.0%	1	0.08
Less than –3.0% and Greater than –3.5%	1	0.08

	1,318	100.00%

82	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Russell Midcap Index Fund

Period Covered: January 1, 2008 through March 31, 2013

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	5	0.38%
Greater than 0.5% and Less than 1.0%	7	0.53
Between 0.5% and –0.5%	1,298	98.48
Less than –0.5% and Greater than –1.0%	3	0.23
Less than –1.0% and Greater than –1.5%	2	0.15
Less than –1.5% and Greater than –2.0%	1	0.08
Less than –2.0%	2	0.15

	1,318	100.00%

iShares Russell Midcap Growth Index Fund

Period Covered: January 1, 2008 through March 31, 2013

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	1	0.08%
Greater than 1.5% and Less than 2.0%	1	0.08
Greater than 1.0% and Less than 1.5%	6	0.45
Greater than 0.5% and Less than 1.0%	9	0.68
Between 0.5% and –0.5%	1,291	97.95
Less than –0.5% and Greater than –1.0%	4	0.30
Less than –1.0% and Greater than –1.5%	3	0.23
Less than –1.5% and Greater than –2.0%	2	0.15
Less than –2.0% and Greater than –2.5%	1	0.08

	1,318	100.00%

SUPPLEMENTAL INFORMATION	83

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Russell Midcap Value Index Fund

Period Covered: January 1, 2008 through March 31, 2013

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	1	0.08%
Greater than 2.0% and Less than 2.5%	1	0.08
Greater than 1.5% and Less than 2.0%	1	0.08
Greater than 1.0% and Less than 1.5%	3	0.23
Greater than 0.5% and Less than 1.0%	13	0.98
Between 0.5% and –0.5%	1,289	97.78
Less than –0.5% and Greater than –1.0%	4	0.30
Less than –1.0% and Greater than –1.5%	2	0.15
Less than –1.5% and Greater than –2.0%	1	0.08
Less than –2.0% and Greater than –2.5%	1	0.08
Less than –2.5% and Greater than –3.0%	1	0.08
Less than –3.0%	1	0.08

	1,318	100.00%

84	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Chief Compliance Officer, Treasurer and Secretary shall each hold office until their successors are chosen and qualified, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not interested persons of the Trust (as defined in the 1940 Act) are referred to as Independent Trustees.

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee of iShares Trust also serves as a Director of iShares, Inc., a Director of iShares MSCI Russia Capped Index Fund, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 287 funds (as of March 31, 2013) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees and Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert S. Kapito[a] (56)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of BlackRock, Inc. (since 2007); Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

Michael Latham[b] (47)	Trustee (since 2010); President (since 2007).	Chairman of iShares, BlackRock (since 2011); Global Chief Executive Officer of iShares, BlackRock (2010-2011); Managing Director, BlackRock (since 2009); Head of Americas iShares, Barclays Global Investors (“BGI”) (2007-2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005-2009); Chief Operating Officer of the Intermediary Investor and Exchange-Traded Products Business, BGI (2003-2007).	Director of iShares, Inc. (since 2010); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	85

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert H. Silver (57)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Paine Webber Inc.) (2003-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Independent Chairman of iShares, Inc., iShares MSCI Russia Capped Index Fund, Inc. and iShares U.S. ETF Trust (since 2012).

Cecilia H. Herbert (64)	Trustee (since 2005); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).	Trustee and Member (since 2011) of the Investment Committee, WNET, the New York public broadcasting company; Director (since 1998) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010), the Thacher School; Member (since 1994) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco.	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (69)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (57)	Trustee (since 2005); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

86	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held

John E. Martinez (51)	Trustee (since 2003); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

George G.C. Parker (74)	Trustee (since 2000).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University Graduate School of Business (Professor since 1973; Emeritus since 2006).	Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Madhav V. Rajan (48)	Trustee (since 2011); 15(c) Committee Chair (since 2012).	Robert K. Jaedicke Professor of Accounting and Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Visiting Professor, University of Chicago (2007-2008).	Director of iShares, Inc. (since 2011); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

TRUSTEE AND OFFICER INFORMATION	87

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years
Edward B. Baer (44)	Vice President and Chief Legal Officer (since 2012).	Managing Director of Legal & Compliance, BlackRock (since 2006); Director of Legal & Compliance, BlackRock (2004-2006).

Eilleen M. Clavere (60)	Secretary (since 2007).	Director of Global Fund Administration, BlackRock (since 2009); Director of Legal Administration of Intermediary Investor Business, BGI (2006-2009); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel of Kirkpatrick & Lockhart LLP (2001-2005).

Jack Gee (53)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Scott Radell (44)	Executive Vice President (since 2012).	Managing Director, BlackRock (since 2009); Head of Portfolio Solutions, BlackRock (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (50)	Executive Vice President (since 2007).	Senior Managing Director, BlackRock (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (49)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Head of Strategic Product Initiatives for iShares (since 2012); Chief Legal Officer, Exchange-Traded Fund Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

88	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	89

Notes:

90	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Russell Investment Group, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

The Funds’ complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

©2013 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

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iS-AR-36-0313

MARCH 31, 2013

2013 ANNUAL REPORT

iShares Trust

➢	iShares India 50 ETF | INDY | NASDAQ

Management’s Discussion of Fund Performance

iSHARES® INDIA 50 ETF

MARKET OVERVIEW

The beginning of the 12-month period ended March 31, 2013 (the “reporting period”) was marked by a decelerating growth rate, persistent inflation and political uncertainty. Slow global growth weighed on India’s exports, causing a decline in industrial output. The inflation rate continued to hover around 7.0%, due in part to persistently high food prices, which left little room for the Reserve Bank of India (“RBI”) to provide economic stimulus. Nevertheless, the RBI lowered short-term interest rates from 8.5% to 8.0% in April 2012, the first rate cut in three years.

India’s economy relies heavily on foreign direct investment to increase economic growth and moderate inflation. Foreign investment in India plunged during the period, as the government shifted toward a cautious approach to economic reforms early in the year, including foreign retail investment and opening the financial and insurance industries to competition. Intense public opposition to corruption continued to prevail in India, as the government’s procedures for allocating coal mining rights faced a series of difficult questions during the year. The combination of the economic slowdown, political uncertainty and lack of economic reform contributed to a sharp decline for the Indian equity market during the first two months of the reporting period. The Indian equity market rebounded somewhat thereafter, but volatility continued while the outlook for global growth remained uncertain.

Global stock markets rallied in the fall of 2012, as the European Central Bank (“ECB”) pledged to backstop the euro by buying bonds of the weaker Southern European countries. The ECB’s move relieved tension related to Europe’s debt crisis, which calmed markets throughout the world. The Indian equity market also rallied, outperforming broader global markets on the hope that India’s economy would benefit from greater economic stability in Europe. Economic reform measures also became a moderate tailwind for the Indian equity market. Government policy shifted toward allowing more foreign direct investment in multi-brand retail, airlines, and broadcasting. The government also cut fuel prices for an immediate positive impact on the Indian economy.

During the first quarter of 2013, the Indian equity market declined, following the contour of the broader emerging markets. Stocks in the developed economies of the world generally posted solid returns on better-than-expected economic data, while emerging markets declined on expectations that growth would remain uneven in emerging markets until the developed world established a solid growth trend. Industrial production in India rose during the quarter, but foreign investment and the service sector remained weak. Persistent inflation and relatively high government deficits continued to be factors that influenced economic performance, weighing on the performance of the Indian equity market.

The Indian equity market finished the reporting period with positive returns. Slow growth and market volatility related to political uncertainty were the overarching global themes during the reporting period. Economic and political developments in India followed a similar path, driving the Indian equity market’s performance throughout the year.

MANAGEMENT‘S DISCUSSION OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® INDIA 50 ETF

Performance as of March 31, 2013

Average Annual Total Returns						Cumulative Total Returns
Year Ended 3/31/13			Inception to 3/31/13			Inception to 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1.65%	1.77%	1.80%	(0.84)%	(0.73)%	(0.22)%	(2.79)%	(2.42)%	(0.74)%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 11/18/09. The first day of secondary market trading was 11/20/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$966.30	$4.51	$1,000.00	$1,020.30	$4.63	0.92%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

6	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® INDIA 50 ETF

The iShares India 50 ETF (the “Fund”), formerly the iShares S&P India Nifty 50 Index Fund, seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the CNX Nifty™ (the “Index”), formerly the S&P CNX Nifty™. The Index measures the equity performance of the top 50 companies by market capitalization whose equity securities trade in the Indian securities markets. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2013, the total return for the Fund was 1.65%, net of fees, while the total return for the Index was 1.80%.

PORTFOLIO ALLOCATION

As of 3/31/13

Sector	Percentage of Net Assets

Financial	29.90%
Consumer Non-Cyclical	17.25
Technology	13.23
Energy	12.53
Consumer Cyclical	7.92
Industrial	7.82
Basic Materials	4.83
Utilities	4.47
Communications	1.93
Other Net Assets	0.12

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/13

Security	Percentage of Net Assets

ITC Ltd.	9.31%
Infosys Ltd.	7.65
Housing Development Finance Corp. Ltd.	7.07
Reliance Industries Ltd.	6.98
ICICI Bank Ltd.	6.70
HDFC Bank Ltd.	6.35
Tata Consultancy Services Ltd.	4.42
Larsen & Toubro Ltd.	4.09
Oil & Natural Gas Corp. Ltd.	3.02
State Bank of India	3.00

TOTAL	58.59%

MANAGEMENT‘S DISCUSSION OF FUND PERFORMANCE	7

About Fund Performance (Unaudited)

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on October 1, 2012 and held through March 31, 2013, is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments

iSHARES® INDIA 50 ETF

March 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.88%

AGRICULTURE — 9.31%
ITC Ltd.	7,198,816	$40,983,784

		40,983,784
AUTO MANUFACTURERS — 5.75%
Mahindra & Mahindra Ltd.	607,200	9,621,587
Maruti Suzuki (India) Ltd.	176,640	4,163,576
Tata Motors Ltd.	2,329,440	11,534,703

		25,319,866
BANKS — 21.33%
Axis Bank Ltd.	416,569	9,968,380
Bank of Baroda	242,630	3,014,852
HDFC Bank Ltd.	2,430,640	27,964,322
ICICI Bank Ltd.	1,533,088	29,479,966
Induslnd Bank Ltd.	548,583	4,084,473
Kotak Mahindra Bank Ltd.	512,624	6,158,467
Punjab National Bank Ltd.	200	2,642
State Bank of India	346,656	13,219,230

		93,892,332
BUILDING MATERIALS — 2.49%
ACC Ltd.	134,688	2,872,419
Ambuja Cements Ltd.	1,064,624	3,411,968
Grasim Industries Ltd.	200	10,351
Ultratech Cement Ltd.	136,277	4,685,768

		10,980,506
CHEMICALS — 1.26%
Asian Paints Ltd.	61,088	5,526,354

		5,526,354
COAL — 1.10%
Coal India Ltd.	851,920	4,844,604

		4,844,604
COMPUTERS — 12.06%
Infosys Ltd.	633,328	33,665,831
Tata Consultancy Services Ltd.	670,864	19,448,330

		53,114,161
DIVERSIFIED FINANCIAL SERVICES — 8.08%
Housing Development Finance Corp. Ltd.	2,049,392	31,152,794
Infrastructure Development Finance Co. Ltd.	1,678,080	4,433,305

		35,586,099

Security	Shares	Value

ELECTRIC — 3.64%
NTPC Ltd.	2,719,344	$7,101,663
Power Grid Corp. of India Ltd.	1,964,384	3,823,601
Reliance Infrastructure Ltd.	191,360	1,142,245
Tata Power Co. Ltd.	2,223,088	3,946,794

		16,014,303
ELECTRICAL COMPONENTS & EQUIPMENT — 0.80%
Bharat Heavy Electricals Ltd.	1,076,400	3,505,157

		3,505,157
ENGINEERING & CONSTRUCTION — 4.53%
Jaiprakash Associates Ltd.	1,611,059	1,939,910
Larsen & Toubro Ltd.	716,864	18,018,206

		19,958,116
GAS — 0.83%
GAIL (India) Ltd.	623,760	3,652,132

		3,652,132
HOUSEHOLD PRODUCTS & WARES — 2.68%
Hindustan Unilever Ltd.	1,371,904	11,785,679

		11,785,679
IRON & STEEL — 1.94%
Jindal Steel & Power Ltd.	521,824	3,338,502
Tata Steel Ltd.	904,176	5,204,148

		8,542,650
LEISURE TIME — 2.17%
Bajaj Auto Ltd.	178,848	5,921,183
Hero Motocorp Ltd.	128,800	3,653,935

		9,575,118
MINING — 1.63%
Hindalco Industries Ltd.	1,750,208	2,949,481
NMDC Ltd.	1,047,190	2,641,335
Sesa Goa Ltd.	561,936	1,607,599

		7,198,415
OIL & GAS — 11.43%
Bharat Petroleum Corp. Ltd.	346,656	2,408,830
Cairn (India) Ltd.	774,272	3,880,975
Oil & Natural Gas Corp. Ltd.	2,325,024	13,320,071
Reliance Industries Ltd.	2,160,160	30,716,359

		50,326,235
PHARMACEUTICALS — 5.27%
Cipla Ltd.	683,376	4,774,391
Dr. Reddy’s Laboratories Ltd.	170,384	5,537,363
Lupin Ltd.	311,696	3,604,388

CONSOLIDATED SCHEDULE OF INVESTMENTS	9

Consolidated Schedule of Investments (Continued)

iSHARES® INDIA 50 ETF

March 31, 2013

Security	Shares	Value

Ranbaxy Laboratories Ltd.[a]	213,808	$1,725,844
Sun Pharmaceuticals Industries Ltd.	500,480	7,540,578

		23,182,564
REAL ESTATE — 0.49%
DLF Ltd.	497,536	2,148,316

		2,148,316
SOFTWARE — 1.16%
HCL Technologies Ltd.	350,704	5,129,421

		5,129,421
TELECOMMUNICATIONS — 1.93%
Bharti Airtel Ltd.	1,583,136	8,497,469

		8,497,469

TOTAL COMMON STOCKS
(Cost: $423,398,428)		439,763,281

TOTAL INVESTMENTS IN SECURITIES — 99.88%
(Cost: $423,398,428)		439,763,281
Other Assets, Less Liabilities — 0.12%		523,439

NET ASSETS — 100.00%		$440,286,720

[a]	Non-income earning security.

See notes to consolidated financial statements.

10	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statement of Assets and Liabilities

iSHARES® INDIA 50 ETF

March 31, 2013

ASSETS
Investments, at cost:
Unaffiliated	$423,398,428

Total cost of investments	$423,398,428

Investments in securities, at fair value (Note 1):
Unaffiliated	$439,763,281

Total fair value of investments	439,763,281
Cash	728,260
Receivables:
Investment securities sold	6,845,435
Dividends and interest	257,703

Total Assets	447,594,679

LIABILITIES
Payables:
Investment securities purchased	6,982,280
Investment advisory fees (Note 2)	325,679

Total Liabilities	7,307,959

NET ASSETS	$440,286,720

Net assets consist of:
Paid-in capital	$483,982,691
Distributions in excess of net investment income	(226,748)
Accumulated net realized loss	(59,829,872)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	16,360,649

NET ASSETS	$440,286,720

Shares outstanding[a]	18,400,000

Net asset value per share	$23.93

[a]	No par value, unlimited number of shares authorized.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	11

Consolidated Statement of Operations

iSHARES® INDIA 50 ETF

Year ended March 31, 2013

NET INVESTMENT INCOME
Dividends — unaffiliated	$4,639,503
Interest — affiliated (Note 2)	214

Total investment income	4,639,717

EXPENSES
Investment advisory fees (Note 2)	2,881,694
Mauritius income taxes (Note 1)	132,849

Total expenses	3,014,543

Net investment income	1,625,174

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(38,420,530)
Foreign currency transactions	(416,276)

Net realized loss	(38,836,806)

Net change in unrealized appreciation/depreciation on:
Investments	25,773,339
Translation of assets and liabilities in foreign currencies	(2,165)

Net change in unrealized appreciation/depreciation	25,771,174

Net realized and unrealized loss	(13,065,632)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(11,440,458)

See notes to consolidated financial statements.

12	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Changes in Net Assets

iSHARES® INDIA 50 ETF

	Year ended March 31, 2013	Year ended March 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,625,174	$1,117,790
Net realized loss	(38,836,806)	(20,143,960)
Net change in unrealized appreciation/depreciation	25,771,174	(23,236,589)

Net decrease in net assets resulting from operations	(11,440,458)	(42,262,759)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,173,330)	(852,900)
Return of capital	—	(236,105)

Total distributions to shareholders	(1,173,330)	(1,089,005)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	194,311,284	243,664,568
Cost of shares redeemed	(91,396,271)	(55,759,554)

Net increase in net assets from capital share transactions	102,915,013	187,905,014

INCREASE IN NET ASSETS	90,301,225	144,553,250

NET ASSETS
Beginning of year	349,985,495	205,432,245

End of year	$440,286,720	$349,985,495

Distributions in excess of net investment income included in net assets at end of year	$(226,748)	$(277,376)

SHARES ISSUED AND REDEEMED
Shares sold	8,050,000	10,200,000
Shares redeemed	(4,450,000)	(2,300,000)

Net increase in shares outstanding	3,600,000	7,900,000

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	13

Consolidated Financial Highlights

iSHARES® INDIA 50 ETF

(For a share outstanding throughout each period)

	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Period from Nov. 18, 2009[a] to Mar. 31, 2010
Net asset value, beginning of period	$23.65	$29.77	$26.57	$24.97

Income from investment operations:
Net investment income (loss)[b]	0.12	0.12	0.04	(0.04)
Net realized and unrealized gain (loss)[c]	0.26	(6.11)	3.28	1.64

Total from investment operations	0.38	(5.99)	3.32	1.60

Less distributions from:
Net investment income	(0.10)	(0.10)	(0.04)	—
Return of capital	—	(0.03)	(0.08)	—

Total distributions	(0.10)	(0.13)	(0.12)	—

Net asset value, end of period	$23.93	$23.65	$29.77	$26.57

Total return	1.65%	(20.15)%	12.56%	6.41%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$440,287	$349,985	$205,432	$41,186
Ratio of expenses to average net assets[e]	0.93%	0.92%	0.91%	0.89%
Ratio of net investment income (loss) to average net assets[e]	0.50%	0.47%	0.13%	(0.49)%
Portfolio turnover rate[f]	35%	28%	13%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]

Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rates for the years ended March 31, 2013, March 31, 2012 and March 31, 2011, and the period ended March 31, 2010 were 7%, 6%, 7% and 1%, respectively. See Note 4.

See notes to consolidated financial statements.

14	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements

iSHARES® INDIA 50 ETF

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These consolidated financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
India 50[a]	Non-diversified

[a]	Formerly the iShares S&P India Nifty 50 Index Fund.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve the Fund’s investment objective.

The Fund carries out its investment strategies by investing substantially all of its assets in a wholly-owned subsidiary in the Republic of Mauritius (the “Subsidiary”), which in turn, invests in securities that comprise the underlying index. The investment adviser of the Fund also serves as the investment adviser to the Subsidiary. Through this investment structure, the Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. The accompanying consolidated financial statements for the Fund include the accounts of the Subsidiary.

The Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	15

Notes to Consolidated Financial Statements (Continued)

iSHARES® INDIA 50 ETF

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for

16	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Continued)

iSHARES® INDIA 50 ETF

the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Fund’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of March 31, 2013, the value of each of the Fund’s investments was classified as Level 1. The breakdown of the Fund’s investments into major categories is disclosed in its consolidated schedule of investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of March 31, 2013 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its consolidated statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of March 31, 2013, if any, are disclosed in the Fund’s consolidated statement of assets and liabilities.

The Fund conducts its investment activities in India through the Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”). In order to be eligible to claim benefits under the DTAA, the Subsidiary must satisfy certain conditions, including the establishment and maintenance of valid tax residence in Mauritius. The Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, a system of tax credits effectively reduces the Mauritius income tax rate

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	17

Notes to Consolidated Financial Statements (Continued)

iSHARES® INDIA 50 ETF

to a maximum of 3%. These income taxes, if any, are paid by the Fund and are disclosed in the consolidated statement of operations. Further, the Subsidiary is not subject to tax in Mauritius on any gains from the sale of securities. Any dividends paid by the Subsidiary to the Fund will also be exempt from tax in Mauritius. The foregoing is based upon current interpretation and practice and is subject to future changes in the tax laws of India or Mauritius and in the DTAA.

As a result of legislative changes enacted by the 2012 India Finance Act (“the Act”) and its general anti-avoidance rules (“GAAR”), the Subsidiary’s ability to leverage the treaty between Mauritius and India may be adversely impacted, and therefore the Fund may be subject to taxes on capital gains and/or dividends realized on Indian securities. However, until more definitive guidance on the legislative changes is available, the impact to the Fund, if any, cannot be determined at this time.

The Act also includes provisions that impose Indian tax on certain transfers of shares of non-Indian companies that substantially derive their value from Indian assets. Uncertainty exists with respect to the application of this law on investment structures such as the Subsidiary and the Fund. However, based on judgment and analysis of the facts and circumstances, management currently believes that the provisions are not likely to have a material impact on the Fund.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

FEDERAL INCOME TAXES

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

18	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Continued)

iSHARES® INDIA 50 ETF

The Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. The Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.89% based on the average daily net assets of the Fund.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the consolidated statement of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2013, were $218,736,063 and $115,948,130, respectively. There were no in-kind transactions for the year ended March 31, 2013.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the consolidated statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	INCOME TAX INFORMATION

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	19

Notes to Consolidated Financial Statements (Continued)

iSHARES® INDIA 50 ETF

as of March 31, 2013, attributable to passive foreign investment companies and foreign currency transactions, were reclassified to the following accounts:

Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
$(401,216)	$401,216

The tax character of distributions paid during the years ended March 31, 2013 and March 31, 2012 was as follows:

	2013	2012
Ordinary income	$1,173,330	$852,900
Return of capital	—	236,105

	$1,173,330	$1,089,005

As of March 31, 2013, the tax components of accumulated net earnings (losses) were as follows:

Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
$—	$(33,426,179)	$(9,444,968)	$(824,824)	$(43,695,971)

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.
[b]	The Fund elected to defer certain qualified late-year losses and recognize such losses in the year ending March 31. 2014.

As of March 31, 2013, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Non- Expiring [a]	Expiring 2019	Total
$33,376,490	$49,689	$33,426,179

[a]	Must be utilized prior to losses subject to expiration.

The Fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of March 31, 2013, the cost of investments for federal income tax purposes was $449,204,045. Net unrealized depreciation was $9,440,764, of which $38,219,010 represented gross unrealized appreciation on securities and $47,659,774 represented gross unrealized depreciation on securities.

Management has reviewed the tax positions as of March 31, 2013, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Fund’s consolidated financial statements.

20	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Continued)

iSHARES® INDIA 50 ETF

6.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the consolidated financial statements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	21

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, and the related consolidated statements of operations and of changes in net assets and the consolidated financial highlights present fairly, in all material respects, the financial position of the iShares India 50 ETF (formerly the iShares S&P India Nifty 50 Index Fund) and its subsidiary (collectively, the “Fund”), at March 31, 2013, the results of their operations, the changes in their net assets and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These consolidated financial statements and consolidated financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2013 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2013

22	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® INDIA 50 ETF

For the fiscal year ended March 31, 2013, the Fund earned foreign source income of $4,639,503 and paid foreign taxes of $132,849 which it intends to pass through to its shareholders pursuant to section 853 of the Internal Revenue Code (the “Code”).

Under section 854 (b)(2) of the Code, the Fund hereby designates the maximum amount of $1,306,179 as qualified dividend income for purposes of the maximum rate under Section 1 (h)(11) of the Code for the fiscal year ended March 31, 2013.

In February 2014, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2013. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

TAX INFORMATION	23

Supplemental Information (Unaudited)

iSHARES® INDIA 50 ETF

Premium/Discount Information

The table that follows presents information about the differences between the daily market price on secondary markets for shares of the Fund and the Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for the Fund included in this report. The information shown for the Fund is each full calendar quarter completed after the inception date of the Fund through the date of the most recent calendar quarter-end.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.

Period Covered: January 1, 2010 through March 31, 2013

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.5%	2	0.25%
Greater than 3.0% and Less than 3.5%	1	0.12
Greater than 2.5% and Less than 3.0%	3	0.37
Greater than 2.0% and Less than 2.5%	18	2.21
Greater than 1.5% and Less than 2.0%	40	4.91
Greater than 1.0% and Less than 1.5%	89	10.93
Greater than 0.5% and Less than 1.0%	184	22.61
Between 0.5% and –0.5%	317	38.95
Less than –0.5% and Greater than –1.0%	82	10.07
Less than –1.0% and Greater than –1.5%	41	5.04
Less than –1.5% and Greater than –2.0%	18	2.21
Less than –2.0% and Greater than –2.5%	8	0.98
Less than –2.5% and Greater than –3.0%	3	0.37
Less than –3.0% and Greater than –3.5%	3	0.37
Less than –3.5% and Greater than –4.0%	4	0.49
Less than –4.0%	1	0.12

	814	100.00%

24	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Chief Compliance Officer, Treasurer and Secretary shall each hold office until their successors are chosen and qualified, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not interested persons of the Trust (as defined in the 1940 Act) are referred to as Independent Trustees.

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee of iShares Trust also serves as a Director of iShares, Inc., a Director of iShares MSCI Russia Capped Index Fund, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 287 funds (as of March 31, 2013) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees and Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert S. Kapito[a] (56)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of BlackRock, Inc. (since 2007); Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

Michael Latham[b] (47)	Trustee (since 2010); President (since 2007).	Chairman of iShares, BlackRock (since 2011); Global Chief Executive Officer of iShares, BlackRock (2010-2011); Managing Director, BlackRock (since 2009); Head of Americas iShares, Barclays Global Investors (“BGI”) (2007-2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005-2009); Chief Operating Officer of the Intermediary Investor and Exchange-Traded Products Business, BGI (2003-2007).	Director of iShares, Inc. (since 2010); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	25

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert H. Silver (57)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Paine Webber Inc.) (2003-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Independent Chairman of iShares, Inc., iShares MSCI Russia Capped Index Fund, Inc. and iShares U.S. ETF Trust (since 2012).

Cecilia H. Herbert (64)	Trustee (since 2005); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).	Trustee and Member (since 2011) of the Investment Committee, WNET, the New York public broadcasting company; Director (since 1998) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010), the Thacher School; Member (since 1994) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco.	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (69)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (57)	Trustee (since 2005); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

26	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held

John E. Martinez (51)	Trustee (since 2003); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

George G.C. Parker (74)	Trustee (since 2000).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University Graduate School of Business (Professor since 1973; Emeritus since 2006).	Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Madhav V. Rajan (48)	Trustee (since 2011); 15(c) Committee Chair (since 2012).	Robert K. Jaedicke Professor of Accounting and Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Visiting Professor, University of Chicago (2007-2008).	Director of iShares, Inc. (since 2011); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

TRUSTEE AND OFFICER INFORMATION	27

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years
Edward B. Baer (44)	Vice President and Chief Legal Officer (since 2012).	Managing Director of Legal & Compliance, BlackRock (since 2006); Director of Legal & Compliance, BlackRock (2004-2006).

Eilleen M. Clavere (60)	Secretary (since 2007).	Director of Global Fund Administration, BlackRock (since 2009); Director of Legal Administration of Intermediary Investor Business, BGI (2006-2009); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel of Kirkpatrick & Lockhart LLP (2001-2005).

Jack Gee (53)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Scott Radell (44)	Executive Vice President (since 2012).	Managing Director, BlackRock (since 2009); Head of Portfolio Solutions, BlackRock (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (50)	Executive Vice President (since 2007).	Senior Managing Director, BlackRock (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (49)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Head of Strategic Product Initiatives for iShares (since 2012); Chief Legal Officer, Exchange-Traded Fund Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

28	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	29

Notes:

30	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by India Index Services & Products Limited and its affiliates, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a daily and monthly basis on the Fund’s website.

©2013 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

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iS-AR-37-0313

MARCH 31, 2013

2013 ANNUAL REPORT

iShares Trust

➢	iShares 2013 S&P AMT-Free Municipal Series | MUAB | NYSE Arca
➢	iShares 2014 S&P AMT-Free Municipal Series | MUAC | NYSE Arca
➢	iShares 2015 S&P AMT-Free Municipal Series | MUAD | NYSE Arca
➢	iShares 2016 S&P AMT-Free Municipal Series | MUAE | NYSE Arca
➢	iShares 2017 S&P AMT-Free Municipal Series | MUAF | NYSE Arca
➢	iShares 2018 S&P AMT-Free Municipal Series | MUAG | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

U.S. MUNICIPAL BOND MARKET OVERVIEW

The U.S. economic environment during the 12-month period ended March 31, 2013 (the “reporting period”) was marked by slow growth, tame inflation, modest gains in employment, and significant volatility in financial markets. The main drivers of the fixed-income market’s performance were the slow pace of economic growth and the Federal Reserve’s monetary policy. Municipal bond prices rallied during the first half of the reporting period, benefitting from declining interest rates. In December 2012, municipal bonds declined, as investors became concerned about ongoing budget negotiations and potential changes to the tax status of the asset class.

During the first half of the reporting period, the European debt crisis and slowing global growth weighed on the U.S. economy, which grew at a relatively slow 2.0% rate in the first quarter of 2012, decelerating to a 1.3% annual rate in the second quarter of 2012. Steady job growth was not strong enough to significantly reduce the unemployment rate, which remained above 8.0% during the first half of the reporting period. In that environment, longer-term Treasury yields declined to all-time lows, while short-term yields approached record lows, as investors fled to the relative safety and liquidity of Treasury securities. Municipal bonds followed the contour of Treasuries — declining bond yields and rising prices.

The threat of the U.S. “fiscal cliff” likely contributed to a sell-off of municipal securities in December 2012, as budget negotiations briefly considered altering the tax-exempt status of municipal bonds. When a budget compromise was reached in January 2013, the federal tax status of municipal bonds remained unchanged. Municipal bonds experienced a modest recovery in January 2013. Overall, the combination of declining interest rates, improving municipal credit conditions and uncertainty around the tax status were the main drivers of municipal bond returns.

Many state issuers called securities and refinanced at lower rates during the reporting period. Meanwhile, the overall default rate on municipal bonds declined despite headlines of cities struggling to make payment on their bonds. The fiscal health of many states improved or stabilized during the reporting period, largely due to reductions in expenditures or higher tax revenues. Several states completed fiscal 2012 with budget surpluses. The strongest states were supported by employment growth and improving economies, while the weakest states continued to struggle with pension funding and rising health care costs.

Short-term municipal bonds delivered modest returns, as bond prices remained relatively stable, fluctuating in a narrow range. The Federal Reserve continued to keep short-term interest rates extremely low, which also influenced rates for municipal bond holders. Municipal bonds with lower credit ratings and higher yields generally outperformed the higher-quality, lower-yielding bonds.

California municipal bonds outperformed the broad municipal bond market for the reporting period, largely due to the perception of improving credit quality for California municipal securities. The state’s fiscal health strengthened on a combination of improving economic conditions, spending cuts and tax increases, which moved the state toward a balanced budget for the first time in several years.

New York municipal bonds slightly underperformed the broad municipal bond market, but still posted a modest positive return during the reporting period. New York made progress towards a balanced budget during the reporting period, but still faced a shortfall of approximately $1 billion, excluding the costs of Hurricane Sandy. Meanwhile, local governments in New York continued to struggle with lower revenues and higher costs.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

Performance as of March 31, 2013

Average Annual Total Returns						Cumulative Total Returns
Year Ended 3/31/13			Inception to 3/31/13			Inception to 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
0.12%	(0.79)%	0.45%	1.24%	1.04%	1.60%	4.05%	3.40%	5.26%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 1/7/10. The first day of secondary market trading was 1/8/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$999.90	$1.50	$1,000.00	$1,023.40	$1.51	0.30%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

6	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

The iShares 2013 S&P AMT-Free Municipal Series (the “2013 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P AMT-Free Municipal Series 2013 IndexTM (the “2013 Index”). The 2013 Index measures the performance of investment grade U.S. municipal bonds maturing in 2013. The 2013 Fund invests in a representative sample of securities included in the 2013 Index that collectively has an investment profile similar to the 2013 Index. Due to the use of representative sampling, the 2013 Fund may or may not hold all of the securities that are included in the 2013 Index. For the 12-month reporting period ended March 31, 2013, the total return for the Fund was 0.12%, net of fees, while the total return for the Index was 0.45%.

The 2013 Fund will be liquidating on or about August 31, 2013, following the termination of the 2013 Index, on or about the same date. All bonds in the 2013 Index will mature between June 1 and August 31 of this year. As each bond matures, an amount representing its value at maturity will be included in the 2013 Index throughout the remaining life of the 2013 Index, and any such amount will be assumed to earn a rate equal to the performance of the S&P’s Weekly High Grade Index, which consists of Moody’s Investment Grade-1 municipal tax-exempt notes that are not subject to federal AMT. By August 31, 2013, the 2013 Index is expected to consist entirely of cash carried in this manner.

BOND CREDIT QUALITY

As of 3/31/13

S&P Credit Rating	Percentage of Total Investments*

AAA	21.37%
AA+	23.16
AA	16.52
AA-	20.66
A+	5.71
A	7.40
A-	1.39
BBB+	0.94
BBB	0.30
BBB-	0.67
Not Rated	1.88

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS

As of 3/31/13

Security	Percentage of Net Assets

California Statewide Communities Development Authority RB Miscellaneous Revenue, 5.00%, 06/15/13	4.12%
New Jersey Transportation Trust Fund Authority RB Transit Revenue, Series C, 5.50%, 06/15/22	1.84
California Statewide Communities Development Authority RB Miscellaneous Revenue, 4.00%, 06/15/13	1.44
State of California GO, Series A, 5.25%, 07/01/13	1.43
New Jersey Transportation Trust Fund Authority RB Transit Revenue, Series C, 5.50%, 06/15/17	1.33
New Jersey Economic Development Authority RB Miscellaneous Revenue, Series F, 5.25%, 06/15/13	1.33
City of Columbus GO, 5.00%, 12/01/31	1.33
Los Angeles Unified School District GO, Series A, 5.00%, 07/01/24	1.25
City of New York GO, Series G, 5.00%, 08/01/13	1.14
City of New York GO, Series J, 5.50%, 06/01/23	1.13

TOTAL	16.34%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

Performance as of March 31, 2013

Average Annual Total Returns						Cumulative Total Returns
Year Ended 3/31/13			Inception to 3/31/13			Inception to 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
0.62%	0.13%	0.89%	2.00%	1.96%	2.37%	6.60%	6.47%	7.87%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 1/7/10. The first day of secondary market trading was 1/8/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,002.10	$1.50	$1,000.00	$1,023.40	$1.51	0.30%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

8	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

The iShares 2014 S&P AMT-Free Municipal Series (the “2014 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P AMT-Free Municipal Series 2014 IndexTM (the “2014 Index”). The 2014 Index measures the performance of investment grade U.S. municipal bonds maturing in 2014. The 2014 Fund invests in a representative sample of securities included in the 2014 Index that collectively has an investment profile similar to the 2014 Index. Due to the use of representative sampling, the 2014 Fund may or may not hold all of the securities that are included in the 2014 Index. For the 12-month reporting period ended March 31, 2013, the total return for the Fund was 0.62%, net of fees, while the total return for the Index was 0.89%.

BOND CREDIT QUALITY

As of 3/31/13

S&P Credit Rating	Percentage of Total Investments*

AAA	31.62%
AA+	20.28
AA	15.76
AA-	16.60
A+	6.65
A	2.13
A-	0.66
BBB+	0.85
BBB	0.60
BBB-	1.13
Not Rated	3.72

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS

As of 3/31/13

Security	Percentage of Net Assets

State of California GO, Series A, 5.25%, 07/01/14	4.78%
Energy Northwest RB Electric Power & Light Revenues, Series A, 5.00%, 07/01/14	1.68
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls, Series A, 5.25%, 06/15/19	1.52
Virginia Public Building Authority RB Miscellaneous Revenue, Series B, 5.25%, 08/01/19	1.09
Massachusetts Water Pollution Abatement Trust RB Miscellaneous Revenue, Series 10, 5.00%, 08/01/29	1.08
Massachusetts Bay Transportation Authority RB Sales Tax Revenue, Series A, 5.25%, 07/01/17	1.08
Spokane County School District No. 354 Mead GO, 5.38%, 12/01/20	1.08
Indiana Transportation Finance Authority RB Highway Revenue Tolls, Series A, 5.25%, 06/01/29	1.08
New Mexico Finance Authority RB Fuel Sales Tax Revenue, Series A, 5.13%, 06/15/17	1.05
North East Independent School District GO, 5.00%, 08/01/33	1.01

TOTAL	15.45%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

Performance as of March 31, 2013

Average Annual Total Returns						Cumulative Total Returns
Year Ended 3/31/13			Inception to 3/31/13			Inception to 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1.19%	1.11%	1.41%	3.05%	3.14%	3.48%	10.19%	10.50%	11.68%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 1/7/10. The first day of secondary market trading was 1/8/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,002.80	$1.50	$1,000.00	$1,023.40	$1.51	0.30%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

10	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

The iShares 2015 S&P AMT-Free Municipal Series (the “2015 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P AMT-Free Municipal Series 2015 IndexTM (the “2015 Index”). The 2015 Index measures the performance of investment grade U.S. municipal bonds maturing in 2015. The 2015 Fund invests in a representative sample of securities included in the 2015 Index that collectively has an investment profile similar to the 2015 Index. Due to the use of representative sampling, the 2015 Fund may or may not hold all of the securities that are included in the 2015 Index. For the 12-month reporting period ended March 31, 2013, the total return for the Fund was 1.19%, net of fees, while the total return for the Index was 1.41%.

BOND CREDIT QUALITY

As of 3/31/13

S&P Credit Rating	Percentage of Total Investments*

AAA	27.35%
AA+	20.62
AA	19.36
AA-	20.51
A+	2.83
A	2.61
A-	1.73
BBB+	1.77
BBB	0.28
BBB-	0.32
Not Rated	2.62

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS

As of 3/31/13

Security	Percentage of Net Assets

Massachusetts Bay Transportation Authority RB Sales Tax Revenue, Series A, 4.75%, 07/01/34	1.58%
Washington Suburban Sanitary District GO, 5.00%, 06/01/16	1.17
Energy Northwest RB Electric Power & Light Revenues, Series A, 5.00%, 07/01/15	1.16
City of New York GO, Series A-1, 5.00%, 08/01/15	1.15
State of Maryland GO, Second Series A, 5.00%, 08/01/17	1.09
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue, Series A, 5.00%, 07/01/15	1.06
State of Utah GO, Series B, 4.00%, 07/01/15	0.97
County of Loudoun GO, Series B, 5.00%, 06/01/17	0.94
City of New York GO, Series E, 5.00%, 08/01/15	0.81
State of Connecticut GO, Series C, 5.00%, 06/01/15	0.79

TOTAL	10.72%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

Performance as of March 31, 2013

Average Annual Total Returns						Cumulative Total Returns
Year Ended 3/31/13			Inception to 3/31/13			Inception to 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
2.08%	1.86%	2.24%	4.20%	4.27%	4.67%	14.22%	14.46%	15.91%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 1/7/10. The first day of secondary market trading was 1/8/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,002.30	$1.50	$1,000.00	$1,023.40	$1.51	0.30%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

12	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

The iShares 2016 S&P AMT-Free Municipal Series (the “2016 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P AMT-Free Municipal Series 2016 IndexTM (the “2016 Index”). The 2016 Index measures the performance of investment grade U.S. municipal bonds maturing in 2016. The 2016 Fund invests in a representative sample of securities included in the 2016 Index that collectively has an investment profile similar to the 2016 Index. Due to the use of representative sampling, the 2016 Fund may or may not hold all of the securities that are included in the 2016 Index. For the 12-month reporting period ended March 31, 2013, the total return for the Fund was 2.08%, net of fees, while the total return for the Index was 2.24%.

BOND CREDIT QUALITY

As of 3/31/13

S&P Credit Rating	Percentage of Total Investments*

AAA	26.81%
AA+	18.62
AA	16.87
AA-	25.53
A+	3.16
A	2.11
A-	1.06
BBB+	1.40
BBB	0.20
BBB-	1.20
Not Rated	3.04

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS

As of 3/31/13

Security	Percentage of Net Assets

Illinois State Toll Highway Authority RB Highway Revenue Tolls, Series A-2, 5.00%, 01/01/31	1.94%
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue, Series A, 5.00%, 07/01/16	1.42
State of Utah GO, Series A, 5.00%, 07/01/16	1.32
Energy Northwest RB Electric Power & Light Revenues, Series A, 5.25%, 07/01/16	1.28
State of Maryland GO, Second Series, 5.00%, 08/01/16	1.17
City of New York GO, Series B, 4.00%, 08/01/16	1.09
New York State Dormitory Authority RB College & University Revenue, 5.00%, 07/01/16	1.06
City of New York GO, Series E, 5.00%, 08/01/16	1.02
Commonwealth of Massachusetts GO, Series D, 4.75%, 08/01/25	1.01
Commonwealth of Massachusetts GOL, Series A, 5.00%, 08/01/16	1.00

TOTAL	12.31%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

Performance as of March 31, 2013

Average Annual Total Returns						Cumulative Total Returns
Year Ended 3/31/13			Inception to 3/31/13			Inception to 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
2.98%	2.72%	3.16%	5.20%	5.23%	5.58%	17.79%	17.91%	19.17%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 1/7/10. The first day of secondary market trading was 1/8/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,002.50	$1.50	$1,000.00	$1,023.40	$1.51	0.30%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

14	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

The iShares 2017 S&P AMT-Free Municipal Series (the “2017 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P AMT-Free Municipal Series 2017 IndexTM (the “2017 Index”). The 2017 Index measures the performance of investment grade U.S. municipal bonds maturing in 2017. The 2017 Fund invests in a representative sample of securities included in the 2017 Index that collectively has an investment profile similar to the 2017 Index. Due to the use of representative sampling, the 2017 Fund may or may not hold all of the securities that are included in the 2017 Index. For the 12-month reporting period ended March 31, 2013, the total return for the Fund was 2.98%, net of fees, while the total return for the Index was 3.16%.

BOND CREDIT QUALITY

As of 3/31/13

S&P Credit Rating	Percentage of Total Investments*

AAA	28.01%
AA+	19.41
AA	17.49
AA-	23.01
A+	4.32
A	1.31
A-	1.05
BBB+	1.96
BBB-	0.81
Not Rated	2.63

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS

As of 3/31/13

Security	Percentage of Net Assets

Energy Northwest RB Electric Power & Light Revenues, Series A, 5.00%, 07/01/17	2.19%
City of New York GO, Series E, 5.00%, 08/01/17	1.18
State of California GO, Series A, 5.00%, 07/01/17	1.18
State of Washington GO, Series R-2011C, 5.00%, 07/01/17	1.18
State of Georgia GO, Series E, 5.00%, 08/01/19	1.07
State of Georgia GO, Series E, 5.00%, 08/01/21	0.99
Commonwealth of Pennsylvania GO, Third Series, 5.00%, 07/15/17	0.94
City of New York GO, Series A-1, 5.00%, 08/01/17	0.84
Massachusetts Bay Transportation Authority RB Sales Tax Revenue, Series C, 5.50%, 07/01/17	0.83
New Hampshire Municipal Bond Bank RB Miscellaneous Revenue, Series A, 5.00%, 08/15/17	0.78

TOTAL	11.18%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance

iSHARES® 2018 S&P AMT-FREE MUNICIPAL SERIES

Performance as of March 31, 2013

Cumulative Total Returns
Inception to 3/31/13
NAV	MARKET	INDEX
0.64%	1.04%	0.06%

The inception date of the Fund was 3/19/13. The first day of secondary market trading was 3/21/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

For the fiscal period ended 3/31/13, the Fund did not have six months of performance and therefore line graphs are not presented.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/19/13) [a]	Ending Account Value (3/31/13)	Expenses Paid During Period [b]	Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [b]	Annualized Expense Ratio
$1,000.00	$1,006.40	$0.10	$1,000.00	$1,023.40	$1.51	0.30%

[a]	The beginning of the period (commencement of operations) is March 19, 2013.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (12 days for actual expenses and 182 days for hypothetical expenses) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

16	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® 2018 S&P AMT-FREE MUNICIPAL SERIES

The iShares 2018 S&P AMT-Free Municipal Series (the “2018 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P AMT-Free Municipal Series 2018 IndexTM (the “2018 Index”). The 2018 Index measures the performance of investment grade U.S. municipal bonds maturing in 2018. The 2018 Fund invests in a representative sample of securities included in the 2018 Index that collectively has an investment profile similar to the 2018 Index. Due to the use of representative sampling, the 2018 Fund may or may not hold all of the securities that are included in the 2018 Index. For the period from March 19, 2013 (inception date of the Fund) through March 31, 2013, the total return for the Fund was 0.64%, net of fees, while the total return for the Index was 0.06%.

BOND CREDIT QUALITY

As of 3/31/13

S&P Credit Rating	Percentage of Total Investments*

AAA	21.67%
AA+	22.09
AA	11.00
AA-	31.68
A+	6.13
A	1.98
BBB+	1.11
BBB-	2.21
Not Rated	2.13

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS

As of 3/31/13

Security	Percentage of Net Assets

State of Minnesota GO, Series A, 5.00%, 08/01/18	4.82%
State of Utah GO, Series C, 5.00%, 07/01/18	4.81
Commonwealth of Pennsylvania GO, First Series, 5.00%, 07/01/18	4.78
State of California GO, Series A, 5.00%, 07/01/18	4.77
Energy Northwest RB Nuclear Revenue, Series A, 5.00%, 07/01/18	4.06
Los Angeles Unified School District GO, Series A-1, 5.50%, 07/01/18	3.66
San Francisco Unified School District GO, Series E, 5.00%, 06/15/18	3.34
Maryland State Transportation Authority RB Transit Revenue, 5.00%, 07/01/18	2.87
District of Columbia GO, Series B, 5.25%, 06/01/18	2.86
City & County of Honolulu RB Wastewater System Revenue, Series 2009A, 5.00%, 07/01/18	2.84

TOTAL	38.81%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

About Fund Performance (Unaudited)

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on October 1, 2012 (or commencement of operations, as applicable) and held through March 31, 2013, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

18	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2013

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.71%

ALASKA — 1.02%
Borough of North Slope GO
Series A
0.00%, 06/30/13	(NPFGC)	$100	$99,936
City of Anchorage GO
Series D
4.50%, 08/01/13	(AMBAC)	185	187,721
State of Alaska GO
Series B
5.25%, 07/15/13	(AGM)	100	101,511

			389,168
ARIZONA — 4.22%
Arizona School Facilities Board RB Miscellaneous Taxes
5.00%, 07/01/13		150	151,859
Arizona State University Board of Regents RB University Revenue
5.00%, 07/01/13	(AGM)	100	101,226
Arizona Transportation Board RB Highway Revenue Tolls
Series A
5.25%, 07/01/13		150	151,954
City of Chandler GO
4.00%, 07/01/13		100	100,978
City of Glendale RB Sewer Revenue
5.25%, 07/01/13	(NPFGC-FGIC)	100	101,279
City of Phoenix GO
Series A
5.00%, 07/01/13		105	106,303
City of Phoenix GOL
5.00%, 07/01/13		150	151,866
City of Tucson RB Water Revenue
Series A
5.00%, 07/01/13	(NPFGC-FGIC)	100	101,247
Maricopa County Unified School District No. 11 Peoria GOL
5.00%, 07/01/13	(AGM)	125	126,489
Maricopa County Unified School District No. 80 Chandler GO
4.00%, 07/01/13	(AGM)	100	100,975

Security		Principal (000s)	Value

Phoenix Civic Improvement Corp. RB Port Airport & Marina Revenue
Series C
5.00%, 07/01/13		$100	$101,233
Phoenix Civic Improvement Corp. RB Sales Tax Revenue
5.00%, 07/01/13	(AMBAC)	105	106,311
Pima County GO
5.00%, 07/01/13	(NPFGC)	100	101,247
Pima County Unified School District No. 1 Tucson GO
Series A
5.00%, 07/01/13	(AGM)	100	101,204

			1,604,171
CALIFORNIA — 22.10%
California Infrastructure & Economic Development Bank RB Highway Revenue Tolls
5.25%, 07/01/20	(PR 07/01/13) (AGM)	200	202,612
California Statewide Communities Development Authority RB Miscellaneous Revenue
4.00%, 06/15/13		545	549,453
5.00%, 06/15/13		1,550	1,565,980
Cerritos Community College District GO
Series A
5.00%, 08/01/27	(PR 08/01/13) (NPFGC)	200	205,294
Chabot-Las Positas Community College District GO
0.00%, 08/01/13	(AMBAC)	250	249,823
City & County of San Francisco GO
Series 2008
5.00%, 06/15/13		250	252,605
City of Los Angeles RB Wastewater System Revenue
Series A
4.00%, 06/01/13	(NPFGC)	100	100,677
County of Sacramento RB Port Airport & Marina Revenue
Series B
5.00%, 07/01/13		165	166,954

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2013

Security		Principal (000s)	Value

El Camino Community College District GO
Series A
5.00%, 08/01/18	(PR 08/01/13) (NPFGC)	$350	$355,768
Los Angeles Community College District GO
Series E
5.00%, 08/01/13	(AGM)	110	111,805
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
5.25%, 07/01/13	(NPFGC)	100	101,314
Series A
3.00%, 07/01/13		225	226,661
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A-1
5.00%, 07/01/13	(NPFGC)	250	253,082
Los Angeles Department of Water & Power RB Water Revenue
Series A-1
5.00%, 07/01/13	(AMBAC)	100	101,241
Los Angeles Unified School District GO
Series A
5.00%, 07/01/13	(NPFGC)	100	101,252
5.00%, 07/01/24	(PR 07/01/13) (AGM)	470	475,795
5.00%, 01/01/28	(PR 07/01/13) (NPFGC)	315	318,884
5.25%, 07/01/20	(PR 07/01/13) (AGM)	150	151,947
5.38%, 07/01/18	(PR 07/01/13) (NPFGC)	250	253,325
5.50%, 07/01/15	(PR 07/01/13) (NPFGC)	95	96,294
Series F
5.00%, 07/01/13	(FGIC)	100	101,252
5.00%, 01/01/28	(PR 07/01/13) (FGIC)	250	253,082
Series G
4.00%, 07/01/13	(AMBAC)	100	100,994

Security		Principal (000s)	Value

Series KRY
5.00%, 07/01/13		$135	$136,690
Metropolitan Water District of Southern California RB Water Revenue
Series B
5.00%, 07/01/13		100	101,247
Series D
5.00%, 07/01/13		100	101,252
Morgan Hill Unified School District GO
5.00%, 08/01/13	(AMBAC)	150	152,493
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series X
3.00%, 08/15/13		100	101,059
San Jose Unified School District GO
Series C
4.00%, 08/01/13	(NPFGC-FGIC)	100	101,321
Solano County Community College District GO
Series A
5.00%, 08/01/19	(PR 08/01/13) (NPFGC)	150	152,472
Southern California Public Power Authority RB Electric Power & Light Revenues
6.75%, 07/01/13		100	101,593
State of California GO
5.00%, 06/01/13		180	181,516
Series A
5.25%, 07/01/13		320	324,163
5.25%, 07/01/13	(AGM-CR)	100	101,322
5.25%, 07/01/13	(NPFGC)	535	541,980

			8,393,202
COLORADO — 0.96%
Colorado Department of Transportation RB Transit Revenue
Series B
5.50%, 06/15/13	(NPFGC)	260	262,946
University of Colorado Regents RB College & University Revenue
Series A
5.00%, 06/01/20	(PR 06/01/13) (NPFGC)	100	100,846

			363,792

20	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2013

Security		Principal (000s)	Value

CONNECTICUT — 0.85%
State of Connecticut GO
Series B
5.00%, 06/01/13	(NPFGC)	$120	$121,019
Series E
5.00%, 08/15/13		100	101,844
State of Connecticut Special Tax Revenue
Series A
5.00%, 08/01/13	(AMBAC)	100	101,656

			324,519
DELAWARE — 0.49%
Delaware Transportation Authority RB Fuel Sales Tax Revenue
5.00%, 07/01/13	(NPFGC)	185	187,311

			187,311
DISTRICT OF COLUMBIA — 1.59%
District of Columbia GO
Series A
5.00%, 06/01/22	(PR 06/01/13) (AMBAC)	100	100,837
Series B
5.00%, 06/01/13	(AGM)	100	100,814
5.00%, 06/01/13	(AMBAC)	300	302,430
Series C
5.00%, 06/01/13	(AGM)	100	100,843

			604,924
FLORIDA — 4.84%
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
4.13%, 07/01/13		80	80,806
5.00%, 07/01/13		175	177,160
Florida State Board of Education GO
Series B
5.25%, 06/01/13		110	110,977
Series C
3.75%, 06/01/13	(AMBAC, GTD)	100	100,627
5.00%, 06/01/13		100	100,846
5.00%, 06/01/13	(GTD)	100	100,846
Series G
5.25%, 06/01/13	(NPFGC-FGIC)	50	50,444

Security		Principal (000s)	Value

Series I
5.00%, 06/01/13	(GTD)	$175	$176,481
Florida State Board of Education RB Miscellaneous Revenue
Series C
4.00%, 07/01/13		125	126,236
Florida State Department of Environmental Protection RB Miscellaneous Revenue
Series B
6.00%, 07/01/13	(AMBAC)	100	101,502
Florida State Department of Environmental Protection RB Sales Tax Revenue
Series A
5.00%, 07/01/13	(AMBAC)	260	263,255
Series D
5.00%, 07/01/13		245	248,067
Florida State Department of Transportation RB Highway Revenue Tolls
Series A
5.00%, 07/01/13	(NPFGC-FGIC)	100	101,231
State of Florida GO
Series A
5.25%, 07/01/13		100	101,311

			1,839,789
GEORGIA — 2.14%
Chatham County School District GO
5.25%, 08/01/13	(AGM)	100	101,724
Georgia State Road & Tollway Authority RB Fuel Sales Tax Revenue
Series A
5.00%, 06/01/13	(AGM)	100	100,831
Georgia State Road & Tollway Authority RB Highway Revenue Tolls
5.00%, 06/01/13	(NPFGC)	100	100,831
Gwinnett County Water & Sewerage Authority RB Water Revenue
4.00%, 08/01/13	(GTD)	105	106,376
State of Georgia GO
Series D
5.00%, 07/01/13		100	101,249

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2013

Security		Principal (000s)	Value

Series E
4.00%, 07/01/13		$300	$302,973

			813,984
HAWAII — 0.86%
City & County of Honolulu GO
Series B
5.00%, 07/01/13	(NPFGC)	100	101,239
City & County of Honolulu RB Wastewater Revenue
Series C
4.00%, 07/01/13	(NPFGC)	100	100,973
State of Hawaii GO
Series DQ
4.00%, 06/01/13		125	125,834

			328,046
ILLINOIS — 2.21%
Chicago Board of Education GO
Series A
5.25%, 12/01/16	(PR 06/01/13) (NPFGC)	135	136,189
Chicago Transit Authority RB Federal Grant Revenue
5.25%, 06/01/13	(AMBAC)	105	105,863
Metropolitan Pier & Exposition Authority RB Hotel Occupancy Tax
5.38%, 06/01/13	(NPFGC-FGIC)	100	100,908
State of Illinois GO
First Series
5.50%, 08/01/13	(NPFGC)	300	305,139
State of Illinois RB Sales Tax Revenue
4.50%, 06/15/13		100	100,930
First Series
5.25%, 06/15/13	(AGM)	90	90,978

			840,007
INDIANA — 2.16%
Indiana State Office Building Commission RB Lease Appropriation
5.25%, 07/01/17	(PR 07/01/13) (NPFGC)	200	202,570
Indiana Transportation Finance Authority RB Highway Revenue Tolls
Series A
5.00%, 06/01/28	(PR 06/01/13) (AGM)	100	100,828

Security		Principal (000s)	Value

5.25%, 06/01/14	(PR 06/01/13) (AGM)	$150	$151,308
5.25%, 06/01/16	(PR 06/01/13) (AGM)	210	211,831
IPS Multi-School Building Corp. RB Lease Revenue
5.00%, 01/15/28	(PR 07/15/13) (NPFGC)	150	152,142

			818,679
IOWA — 0.27%
State of Iowa RB General Fund Revenue
Series A
4.00%, 06/01/13		100	100,660

			100,660
KENTUCKY — 0.27%
Kentucky Infrastructure Authority RB Miscellaneous Revenue
Series A
5.25%, 08/01/13		100	101,681

			101,681
LOUISIANA — 0.31%
State of Louisiana GO
Series A
5.00%, 08/01/13	(NPFGC)	115	116,884

			116,884
MAINE — 0.54%
Maine Turnpike Authority RB Highway Revenue Tolls
5.25%, 07/01/13	(AGM)	105	106,346
State of Maine GO
0.00%, 07/15/13		100	99,934

			206,280
MARYLAND — 2.35%
County of Harford GO
Series A
5.00%, 07/01/13		150	151,890
Maryland State Transportation Authority RB Transit Revenue
5.25%, 07/01/13	(AGM)	100	101,311
State of Maryland GO
Second Series
5.00%, 08/01/16	(PR 08/01/13)	310	315,109

22	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2013

Security	Principal (000s)	Value

Series A
3.00%, 08/15/13	$220	$222,391
Washington Suburban Sanitary District GO
4.00%, 06/01/13	100	100,680

891,381
MASSACHUSETTS — 4.05%
Commonwealth of Massachusetts GO
Series A
5.25%, 08/01/13	125	127,164
Commonwealth of Massachusetts GOL
Series A
5.25%, 08/01/13	115	116,991
Series D
4.38%, 08/01/13	125	126,790
Commonwealth of Massachusetts RB Federal Grant Revenue
Series A
5.00%, 06/15/13	100	101,031
Commonwealth of Massachusetts RB Fuel Sales Tax Revenue
Series A
5.50%, 06/01/13	100	100,931
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series C
5.25%, 07/01/13	150	151,974
Massachusetts Health & Educational Facilities Authority RB College & University Revenue
Series L
5.00%, 07/01/13	100	101,257
Massachusetts School Building Authority RB Sales Tax Revenue
Series A
5.00%, 08/15/13	(AGM)	135	137,489
Massachusetts Water Pollution Abatement Trust RB Water Revenue
Series 12
4.00%, 08/01/13	200	202,628
Series 13
5.00%, 08/01/13	140	142,317

Security		Principal (000s)	Value

Massachusetts Water Resources Authority RB Water Revenue
Series A
5.25%, 08/01/13	(NPFGC)	$125	$127,157
Town of Nantucket GOL
4.00%, 07/15/13		100	101,137

			1,536,866
MICHIGAN — 0.93%
City of Detroit School District GO
Series A
5.25%, 05/01/28	(PR 05/01/13) (FGIC, Q-SBLF)	250	251,155
City of Detroit Water Supply System RB Water Revenue
Series B
5.25%, 07/01/32	(PR 07/01/13) (NPFGC)	100	101,306

			352,461
MINNESOTA — 1.54%
State of Minnesota GO
5.00%, 08/01/13		175	177,872
5.00%, 08/01/18	(PR 08/01/13)	100	101,630
Series F
4.00%, 08/01/13		300	303,930

			583,432
NEVADA — 1.06%
Clark County School District GOL
Series A
5.00%, 06/15/13	(AGM)	200	202,048
5.00%, 06/15/13	(NPFGC-FGIC)	100	101,035
Las Vegas Valley Water District GOL
Series B
5.00%, 06/01/13		100	100,843

			403,926
NEW JERSEY — 11.02%
County of Somerset GO
Series A
4.00%, 07/15/13		165	166,866
New Jersey Economic Development Authority RB Miscellaneous Revenue
Series F
5.00%, 06/15/25	(PR 06/15/13) (FGIC)	210	212,146

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2013

Security		Principal (000s)	Value

5.00%, 06/15/26	(PR 06/15/13)	$220	$222,248
5.00%, 06/15/28	(PR 06/15/13)	200	202,044
5.25%, 06/15/13		500	505,380
5.25%, 06/15/21	(PR 06/15/13) (FGIC)	300	303,228
5.25%, 06/15/22	(PR 06/15/13) (FGIC)	250	252,690
New Jersey Educational Facilities Authority RB College & University Revenue
Series E
5.00%, 07/01/22	(PR 07/01/13)	100	101,241
New Jersey Transportation Trust Fund Authority RB Transit Revenue
Series A
5.50%, 06/15/13		250	252,850
Series C
5.00%, 06/15/13		190	191,942
5.50%, 06/15/16	(PR 06/15/13) (AGM)	115	116,306
5.50%, 06/15/17	(PR 06/15/13)	500	505,680
5.50%, 06/15/22	(PR 06/15/13)	690	697,839
State of New Jersey GO
5.00%, 08/01/13		100	101,661
Series H
5.25%, 07/01/13		250	253,305
Series L
5.25%, 07/15/13		100	101,520

			4,186,946
NEW MEXICO — 0.63%
New Mexico Finance Authority RB Transit Revenue
Series B
5.00%, 06/15/13	(AMBAC)	100	101,018
State of New Mexico RB Miscellaneous Taxes
Series A-1
4.00%, 07/01/13		135	136,335

			237,353
NEW YORK — 9.50%
City of New York GO
Series A-1
5.00%, 08/01/13		100	101,655

Security		Principal (000s)	Value

Series B
5.00%, 08/01/13		$150	$152,482
Series C
5.00%, 08/15/13	(AGM)	155	157,888
Series E
5.25%, 08/01/13		235	239,089
Series F
5.00%, 08/01/13		145	147,398
Series G
5.00%, 08/01/13		425	432,034
Series J
5.50%, 06/01/23	(PR 06/01/13)	425	428,952
Series J-1
5.00%, 08/01/13		120	121,986
Long Island Power Authority RB Electric Power & Light Revenues
Series B
5.25%, 06/01/13		115	115,994
New York City Municipal Water Finance Authority RB Water Revenue
Series C
5.00%, 06/15/13		100	101,042
New York City Transitional Finance Authority RB Miscellaneous Revenue
Series S-1
4.00%, 07/15/13	(NPFGC-FGIC)	100	101,137
New York City Transitional Finance Authority RB Sales Tax Revenue
Series A-3
4.00%, 08/01/13		235	238,072
New York Municipal Bond Bank Agency RB Miscellaneous Revenue
Series C
5.50%, 06/01/13	(SAW)	200	201,868
New York State Dormitory Authority RB College & University Revenue
5.00%, 07/01/13		100	101,249
5.00%, 07/01/13	(GOI)	175	177,177
New York State Dormitory Authority RB Income Tax Revenue
Series D
5.00%, 06/15/13		100	101,042

24	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2013

Security		Principal (000s)	Value

New York State Dormitory Authority RB Lease Revenue
Series A
4.00%, 07/01/13		$100	$100,989
New York State Dormitory Authority RB Miscellaneous Revenue
4.00%, 07/01/13		100	100,978
5.00%, 07/01/13	(NPFGC-FGIC)	150	151,873
New York State Environmental Facilities Corp. RB Water Revenue
5.50%, 06/15/13		100	101,148
Series A
5.00%, 06/15/13		230	232,397

			3,606,450
OHIO — 3.41%
City of Cleveland GOL
5.25%, 08/01/22	(PR 08/01/13) (FGIC)	100	101,733
City of Columbus GO
5.00%, 12/01/31	(PR 06/01/13) (FGIC)	500	504,230
Ohio State Water Development Authority RB Water Revenue
5.00%, 06/01/13		105	105,886
Series A
5.00%, 06/01/13		100	100,846
State of Ohio GO
Series C
5.00%, 08/01/13		250	254,078
State of Ohio RB Highway Revenue Tolls
Series 2007-1
5.00%, 06/15/13	(AGM)	225	227,306

			1,294,079
OKLAHOMA — 0.25%
Oklahoma Capital Improvement Authority RB Miscellaneous Revenue
Series A
4.00%, 07/01/13		95	95,922

			95,922

Security		Principal (000s)	Value

PENNSYLVANIA — 1.56%
City of Philadelphia RB Water & Wastewater Revenue
Series A
4.00%, 06/15/13	(AGM)	$100	$100,812
Commonwealth of Pennsylvania GO
First Series
5.00%, 07/01/13		125	126,551
Second Series
5.00%, 07/01/13	(NPFGC-FGIC)	160	161,995
Delaware River Joint Toll Bridge Commission RB Highway Revenue Tolls
5.25%, 07/01/13		100	101,285
Pennsylvania State University RB College & University Revenue
Series B
5.00%, 08/15/13		100	101,817

			592,460
PUERTO RICO — 2.15%
Commonwealth of Puerto Rico GO
Series A
5.50%, 07/01/13	(FGIC)	250	252,353
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series SS
5.00%, 07/01/13	(NPFGC)	150	151,317
Puerto Rico Highway & Transportation Authority RB Fuel Sales Tax Revenue
Series A
5.50%, 07/01/13	(AMBAC)	110	111,035
Puerto Rico Infrastructure Financing Authority RB Sales Tax Revenue
Series C
5.50%, 07/01/13	(AMBAC)	200	201,728
Puerto Rico Municipal Finance Agency GO
Series C
5.00%, 08/01/13	(AGM)	100	101,138

			817,571
SOUTH CAROLINA — 0.27%
State of South Carolina GO
Series B
3.13%, 07/01/13		100	100,763

			100,763

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2013

Security		Principal (000s)	Value

TEXAS — 4.36%
City of El Paso GOL
5.25%, 08/15/13	(NPFGC-FGIC)	$100	$101,918
City of San Antonio GOL
3.50%, 08/01/13		100	101,133
County of Denton GOL
4.00%, 07/15/13	(NPFGC)	150	151,688
County of Harris GO
Series A
3.75%, 08/15/13		100	101,357
Ector County Independent School District GO
5.25%, 08/15/27	(PR 08/15/13) (PSF)	100	101,930
El Paso Independent School District GO
5.00%, 08/15/13		160	162,835
Lewisville Independent School District GO
5.00%, 08/15/13	(PSF)	100	101,833
Mesquite Independent School District GO
5.00%, 08/15/13	(PSF)	120	122,200
Texas Public Finance Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/13		200	202,478
Texas Water Development Board RB Water Revenue
Series B
5.00%, 07/15/13		100	101,428
University of Texas System Board of Regents RB College & University Revenue
Series B
5.00%, 08/15/24	(PR 08/15/13)	250	254,587
Series C
5.25%, 08/15/13		150	152,902

			1,656,289
UTAH — 1.97%
County of Salt Lake GO
5.00%, 06/15/13		100	101,039
Intermountain Power Agency RB Electric Power & Light Revenues
Series A
5.25%, 07/01/13		30	30,395

Security		Principal (000s)	Value

State of Utah GO
4.00%, 07/01/13		$100	$100,996
Series A
5.00%, 07/01/13		100	101,255
5.00%, 07/01/15	(PR 07/01/13)	135	136,675
Series B
4.00%, 07/01/13		150	151,494
Utah Transit Authority RB Sales Tax Revenue
Series C
5.00%, 06/15/13	(AGM)	125	126,285

			748,139
VIRGINIA — 2.88%
City of Richmond GO
Series A
5.00%, 07/15/13	(AGM)	100	101,434
Commonwealth of Virginia GO
Series A
5.00%, 06/01/13		125	126,059
County of Arlington GO
Series D
3.00%, 08/01/13		100	100,969
County of Loudoun GO
Series A
5.00%, 07/01/13	(SAW)	100	101,249
Virginia Public Building Authority RB Miscellaneous Revenue
Series A
5.00%, 08/01/13		300	304,965
Virginia Public School Authority RB Miscellaneous Revenue
Series A
5.00%, 08/01/20	(PR 08/01/13)	120	121,936
Series B
5.00%, 08/01/13		135	137,234
Series C
4.75%, 08/01/26	(PR 08/01/13) (SAW)	100	101,528

			1,095,374
WASHINGTON — 4.86%
Chelan County Public Utility District No. 1 RB Electric Power & Light Revenues
Series A
5.00%, 07/01/13		100	101,241

26	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2013

Security		Principal (000s)	Value

Clark County School District No. 114 Evergreen GO
5.25%, 06/01/17	(PR 06/01/13) (AGM, GTD)	$250	$252,222
Energy Northwest RB Electric Power & Light Revenues
Series A
5.25%, 07/01/13	(NPFGC)	300	303,933
Series C
5.00%, 07/01/13		125	126,559
King County School District No. 1 Seattle GOL
Series A
5.00%, 06/01/13	(GTD)	100	100,846
Spokane County School District No. 81 Spokane GO
5.13%, 12/01/16	(PR 06/01/13) (AGM, GTD)	100	100,865
5.25%, 12/01/18	(PR 06/01/13) (AGM, GTD)	100	100,886
State of Washington GO
Series C
5.00%, 08/01/13		225	228,710
Series D
5.00%, 07/01/13		125	126,559
5.00%, 12/01/14	(PR 06/01/13) (NPFGC)	400	403,384

			1,845,205
WISCONSIN — 1.09%
State of Wisconsin RB Miscellaneous Revenue
Series 1
5.25%, 07/01/13	(AGM)	100	101,298
Series 2
5.50%, 06/01/13	(NPFGC)	110	111,024
Series A
3.50%, 07/01/13		100	100,841
5.00%, 07/01/13		100	101,233

			414,396

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $37,419,910)			37,492,110

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.11%

MONEY MARKET FUNDS — 0.11%
BlackRock Liquidity Funds — MuniFund, Institutional Shares
0.01%[a,b]	43,593	$43,593

		43,593

TOTAL SHORT-TERM INVESTMENTS
(Cost: $43,593)		43,593

TOTAL INVESTMENTS IN SECURITIES — 98.82%
(Cost: $37,463,503)		37,535,703
Other Assets, Less Liabilities — 1.18%		446,493

NET ASSETS — 100.00%		$37,982,196

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

PR  —  Prerefunded

PSF  —  Permanent School Fund

Q-SBLF  —  Qualified Student Bond Loan Fund

RB  —  Revenue Bond

SAW  —  State Aid Withholding

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AGM-CR  —  AGM Insured Custodial Receipts

AMBAC  —  Ambac Financial Group Inc.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2013

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.89%

ALASKA — 0.21%
Borough of North Slope GO
Series B
4.00%, 06/30/14		$100	$104,646

			104,646
ARIZONA — 4.40%
Arizona State University Board of Regents RB University Revenue
Series B
4.00%, 07/01/14		100	104,663
Arizona Transportation Board RB Highway Revenue Tolls
Series A
5.00%, 07/01/14		150	159,024
Arizona Transportation Board RB Miscellaneous Taxes
5.00%, 07/01/14		160	169,605
City of Chandler RB Sales Tax Revenue
2.25%, 07/01/14		200	205,048
City of Phoenix GO
5.00%, 07/01/14		150	158,886
City of Scottsdale GO
5.00%, 07/01/14		100	105,950
Maricopa County Unified School District No. 11 Peoria GO
5.00%, 07/01/14	(AGM)	250	264,287
Maricopa County Unified School District No. 80 Chandler GO
4.00%, 07/01/14	(AGM)	100	104,682
Phoenix Civic Improvement Corp. RB Water Revenue
5.00%, 07/01/14	(NPFGC)	100	105,898
Pima County Unified School District No. 1 Tucson GOL
5.00%, 07/01/14		250	264,762
Regional Public Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/14		100	105,663
Scottsdale Municipal Property Corp. RB Sales Tax Revenue
5.00%, 07/01/15	(PR 07/01/14)	150	158,946

Security		Principal (000s)	Value

Series A
4.75%, 07/01/30	(PR 07/01/14)	$110	$116,215
Surprise Municipal Property Corp. RB Lease Revenue
5.00%, 07/01/14	(AMBAC)	125	132,128

			2,155,757
ARKANSAS — 0.26%
State of Arkansas GO
4.00%, 08/01/14		120	126,048

			126,048
CALIFORNIA — 14.26%
Chabot-Las Positas Community College District GO
0.00%, 08/01/14	(AMBAC)	100	99,210
City & County of San Francisco GO
Series 2008
5.00%, 06/15/14		100	105,809
County of Orange RB General Fund
Series A
5.00%, 06/01/14	(NPFGC)	100	105,470
County of Sacramento RB Port Airport & Marina Revenue
Series D
3.30%, 07/01/14	(AGM)	125	128,874
Desert Sands Unified School District GO
5.00%, 06/01/14	(AGM)	100	105,527
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
Series A
4.00%, 07/01/14		210	220,078
Series B
5.00%, 07/01/14		100	106,016
Series E
5.00%, 07/01/14		100	106,016
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
3.00%, 07/01/14		250	258,760
5.00%, 07/01/14		100	106,016
Los Angeles Department of Water & Power RB Water Revenue
Series A-1
5.00%, 07/01/14	(AMBAC)	215	227,792

28	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2013

Security		Principal (000s)	Value

Series C
5.25%, 07/01/17	(PR 07/01/14) (NPFGC)	$100	$106,317
Los Angeles Unified School District GO
Series A
3.00%, 07/01/14		215	222,340
Series I
5.00%, 07/01/14		290	307,180
M-S-R Public Power Agency RB Electric Power & Light Revenues
Series K
5.00%, 07/01/14	(NPFGC)	100	105,859
Metropolitan Water District of Southern California RB Water Revenue
Series A
5.00%, 07/01/14		180	190,759
Series B
4.00%, 07/01/14		150	157,121
Northern California Power Agency RB Electric Power & Light Revenues
Series C
5.00%, 07/01/14	(AGM)	100	105,846
Palo Alto Unified School District GO
5.00%, 08/01/14	(AGM)	100	106,393
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series U
4.00%, 08/15/14	(AGM)	100	105,112
Sacramento Municipal Utility District RB Water Revenue
3.75%, 07/01/14	(NPFGC)	100	103,544
San Diego Unified School District GO
Series C-2
5.00%, 07/01/14	(AGM)	100	105,918
Series F
5.00%, 07/01/29	(PR 07/01/14) (AGM)	200	211,954
San Francisco Bay Area Rapid Transit District RB Sales Tax Revenue
Series A
3.00%, 07/01/14		100	103,440
5.00%, 07/01/14	(NPFGC)	100	105,950

Security		Principal (000s)	Value

Southern California Public Power Authority RB Electric Power & Light Revenues
Series A
5.00%, 07/01/14		$100	$106,009
State of California GO
4.13%, 06/01/14		350	365,890
5.00%, 06/01/14		100	105,566
5.25%, 12/01/28	(PR 06/01/14)	200	211,754
Series A
4.13%, 07/01/14	(NPFGC)	235	246,524
5.25%, 07/01/14		2,205	2,343,006

			6,986,050
COLORADO — 0.22%
Colorado Department of Transportation RB Transit Revenue
Series B
5.50%, 06/15/14	(NPFGC)	100	106,351

			106,351
CONNECTICUT — 1.25%
Hartford County Metropolitan District GO
Series A
4.00%, 07/15/14		100	104,914
State of Connecticut GO
Series B
5.00%, 06/01/14	(NPFGC)	200	211,206
Series C
5.00%, 06/01/14		180	190,085
State of Connecticut Special Tax Revenue
Series A
5.00%, 07/01/14	(NPFGC)	100	106,042

			612,247
DELAWARE — 0.91%
County of New Castle GO
Series A
4.25%, 07/15/14		150	157,801
Delaware Transportation Authority RB Fuel Sales Tax Revenue
5.00%, 07/01/14	(NPFGC)	140	148,404
State of Delaware GO
5.25%, 08/01/14		130	138,765

			444,970

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2013

Security		Principal (000s)	Value

DISTRICT OF COLUMBIA — 0.22%
District of Columbia GO
Series E
5.00%, 06/01/14	(BHAC)	$100	$105,573

			105,573
FLORIDA — 5.24%
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
4.25%, 07/01/14		125	131,139
5.00%, 07/01/14		425	449,871
Florida State Board of Education GO
Series A
5.00%, 06/01/14	(NPFGC-FGIC)	200	211,254
Series B
5.00%, 06/01/14		95	100,345
5.25%, 06/01/14	(GTD)	100	105,920
Series C
5.00%, 06/01/14	(GTD)	100	105,627
Florida State Board of Education RB Miscellaneous Revenue
Series A
5.00%, 07/01/14	(AMBAC)	150	158,877
Series C
5.00%, 07/01/14		150	158,877
Florida State Department of Environmental Protection RB Sales Tax Revenue
Series B
5.00%, 07/01/14	(NPFGC)	300	317,793
Florida State Turnpike Authority RB Highway Revenue
Series A
5.00%, 07/01/14		100	105,911
Miami-Dade County Expressway Authority RB Highway Revenue Tolls
Series B
5.25%, 07/01/14	(NPFGC-FGIC)	100	106,061
Miami-Dade County School Board GO
5.38%, 08/01/14	(AGM)	180	191,828

Security		Principal (000s)	Value

Miami-Dade County Transit System RB Sales Surtax Revenue
5.00%, 07/01/14	(AGM)	$100	$105,846
5.00%, 07/01/14	(XLCA)	100	105,846
Orange County School Board COP Lease Renewal
Series A
5.00%, 08/01/14		200	212,386

			2,567,581
GEORGIA — 3.09%
County of Bartow GO
4.50%, 08/01/14	(NPFGC)	100	104,960
Georgia State Road & Tollway Authority RB Federal Grant Revenue
Series A
5.00%, 06/01/14	(AGM)	100	105,480
Georgia State Road & Tollway Authority RB Fuel Sales Tax Revenue
Series A
5.00%, 06/01/14		100	105,480
Georgia State Road & Tollway Authority RB Highway Revenue Tolls
5.00%, 06/01/14	(NPFGC)	100	105,480
Series A
5.00%, 06/01/14		100	105,480
Gwinnett County Water & Sewerage Authority RB Water Revenue
4.00%, 08/01/14	(GTD)	150	157,539
Metropolitan Atlanta Rapid Transit Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/14	(NPFGC-FGIC)	230	243,506
State of Georgia GO
Series C
5.00%, 08/01/14		100	106,379
5.50%, 07/01/14		300	319,854
Series D
5.00%, 07/01/18	(PR 07/01/14)	150	158,985

			1,513,143
HAWAII — 1.40%
City & County of Honolulu GO
Series C
5.00%, 07/01/14	(NPFGC)	100	105,977

30	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2013

Security		Principal (000s)	Value

Series D
5.00%, 07/01/14	(NPFGC)	$100	$105,977
State of Hawaii GO
Series B
4.25%, 07/15/14	(AMBAC)	100	105,051
Series DG
5.00%, 07/01/14	(AMBAC)	350	370,965

			687,970
ILLINOIS — 1.62%
Chicago Transit Authority RB Federal Grant Revenue
5.00%, 06/01/14	(AMBAC)	100	104,981
State of Illinois GO
First Series
5.50%, 08/01/14	(NPFGC)	100	106,246
State of Illinois RB Federal Grant Revenue
Series A
5.00%, 06/15/14		250	264,443
State of Illinois RB Sales Tax Revenue
5.00%, 06/15/14		100	105,777
5.00%, 06/15/14	(AGM)	200	211,428

			792,875
INDIANA — 1.54%
Indiana Transportation Finance Authority RB Highway Revenue Tolls
Series A
5.13%, 06/01/29	(PR 06/01/14) (FGIC)	115	121,465
5.25%, 06/01/22	(PR 06/01/14) (FGIC)	100	105,768
5.25%, 06/01/29	(PR 06/01/14) (FGIC)	500	528,840

			756,073
IOWA — 0.43%
County of Polk GO
Series B
4.00%, 06/01/14		100	104,345
Iowa Finance Authority RB Miscellaneous Revenue
Series A
4.00%, 08/01/14		100	104,971

			209,316

Security		Principal (000s)	Value

KENTUCKY — 0.75%
Kentucky State Property & Buildings Commission RB General Fund
Series A
5.00%, 08/01/14		$145	$154,041
Kentucky Turnpike Authority RB Lease Renewal
Series A
5.00%, 07/01/14		200	211,874

			365,915
LOUISIANA — 0.44%
State of Louisiana GO
Series A
5.00%, 08/01/14	(NPFGC)	100	106,361
Series B
5.00%, 07/15/14	(AGC)	105	111,464

			217,825
MARYLAND — 3.16%
County of Baltimore GO
5.00%, 08/01/14		200	212,786
County of Frederick GO
5.00%, 08/01/14		155	164,779
County of Howard GO
Series A
5.00%, 08/15/14		150	159,863
State of Maryland GO
First Series
5.00%, 08/01/16	(PR 08/01/14)	100	106,306
5.00%, 08/01/18	(PR 08/01/14)	150	159,459
Second Series
5.00%, 08/01/14		100	106,393
Second Series B
5.25%, 08/15/14		250	267,297
Second Series E
4.00%, 08/01/14		150	157,581
Series CC
5.50%, 08/01/14		100	107,062
Washington Suburban Sanitary District GO
4.25%, 06/01/14		100	104,759

			1,546,285

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2013

Security		Principal (000s)	Value

MASSACHUSETTS — 8.29%
Commonwealth of Massachusetts GO
Series A
5.00%, 08/01/15	(PR 08/01/14)	$265	$281,525
Commonwealth of Massachusetts GOL
Series A
3.00%, 08/01/14		135	140,039
5.00%, 08/01/14		200	212,822
Series B
5.00%, 08/01/23	(PR 08/01/14)	350	371,826
Series C
4.00%, 08/01/14	(AGM)	165	173,369
Massachusetts Bay Transportation Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/14		100	105,924
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/14		200	211,848
5.00%, 07/01/24	(PR 07/01/14)	150	158,985
5.25%, 07/01/15	(PR 07/01/14)	100	106,304
5.25%, 07/01/17	(PR 07/01/14)	500	531,520
5.25%, 07/01/21	(PR 07/01/14)	100	106,304
Series C
5.25%, 07/01/14		250	265,890
Massachusetts Development Finance Agency RB College & University Revenue
Series Q-1
5.00%, 07/01/14		100	105,937
Massachusetts School Building Authority RB Sales Tax Revenue
Series A
5.00%, 08/15/14	(AGM)	200	213,208
Massachusetts Water Pollution Abatement Trust RB Miscellaneous Revenue
Series 10
5.00%, 08/01/29	(PR 08/01/14)	500	531,530
Massachusetts Water Pollution Abatement Trust RB Water Revenue
Series 12
3.63%, 08/01/14		100	104,552

Security		Principal (000s)	Value

Series 14
5.00%, 08/01/14		$300	$319,179
Massachusetts Water Resources Authority RB Water Revenue
Series A
5.25%, 08/01/14	(NPFGC)	115	122,718

			4,063,480
MINNESOTA — 1.30%
State of Minnesota GO
5.00%, 08/01/14		400	425,516
Series A
5.00%, 08/01/14		100	106,379
Series B
5.00%, 08/01/14		100	106,379

			638,274
MISSOURI — 0.26%
City of Springfield RB Electric Power & Light Revenues
5.00%, 08/01/14	(NPFGC-FGIC)	120	127,375

			127,375
MONTANA — 0.21%
State of Montana GO
Series G
4.00%, 08/01/14		100	105,040

			105,040
NEBRASKA — 0.33%
University of Nebraska Facilities Corp. RB College & University Revenue
5.00%, 07/15/14	(AMBAC)	150	159,212

			159,212
NEVADA — 2.59%
City of Henderson GOL
Series A
5.00%, 06/01/14	(AGM)	250	263,830
Clark County GOL
Series B
5.00%, 06/01/14	(AGM)	130	137,181
Clark County RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/14		95	100,299
Clark County School District GOL
Series B
5.00%, 06/15/14		110	116,313

32	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2013

Security		Principal (000s)	Value

5.00%, 06/15/14	(AMBAC)	$215	$227,339
5.00%, 06/15/14	(NPFGC-FGIC)	175	185,043
Las Vegas Valley Water District GOL
Series A
5.00%, 06/01/14	(AGM)	125	131,823
Washoe County School District GOL
Series B
5.00%, 06/01/14	(NPFGC)	100	105,445

			1,267,273
NEW HAMPSHIRE — 0.43%
New Hampshire Municipal Bond Bank RB Miscellaneous Revenue
Series B
4.00%, 08/15/14		100	105,183
5.00%, 08/15/14	(AGM)	100	106,561

			211,744
NEW JERSEY — 4.06%
New Jersey Economic Development Authority RB Tobacco & Liquor Taxes
5.00%, 06/15/14		100	105,223
New Jersey Educational Facilities Authority RB College & University Revenue
Series D
5.00%, 07/01/23	(PR 07/01/14)	300	318,009
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls
Series A
5.25%, 06/15/19	(PR 06/15/14) (FGIC)	700	742,399
New Jersey Transportation Trust Fund Authority RB Miscellaneous Revenue
Series B
4.00%, 06/15/14		200	208,922
State of New Jersey GO
5.00%, 06/01/14		230	242,956
Series H
5.25%, 07/01/14		250	265,742
Series N
5.50%, 07/15/14		100	106,811

			1,990,062

Security		Principal (000s)	Value

NEW MEXICO — 2.79%
Albuquerque Bernalillo County Water Utility Authority RB Water Revenue
Series A-1
4.00%, 07/01/14		$160	$167,387
City of Albuquerque GO
Series A
3.00%, 07/01/14		100	103,478
New Mexico Finance Authority RB Fuel Sales Tax Revenue
Series A
5.13%, 06/15/17	(PR 06/15/14) (NPFGC)	485	513,649
5.25%, 06/15/19	(PR 06/15/14) (NPFGC)	150	159,089
5.25%, 06/15/20	(PR 06/15/14) (NPFGC)	100	106,059
New Mexico Finance Authority RB Water Revenue
Series C
5.25%, 06/01/14	(AMBAC)	100	105,883
State of New Mexico RB Miscellaneous Taxes
Series C
5.00%, 07/01/14		200	212,032

			1,367,577
NEW YORK — 10.46%
Buffalo Fiscal Stability Authority RB Sales Tax Revenue
Series A
5.25%, 08/15/14	(NPFGC)	125	133,254
City of New York GO
Series A
3.00%, 08/01/14		235	243,650
Series A-1
5.00%, 08/01/14		145	154,219
Series B
5.00%, 08/01/14		440	467,975
Series C
4.00%, 08/01/14		200	210,038
Series F
5.00%, 08/01/14		100	106,358
Series G
5.00%, 08/01/14		100	106,358

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2013

Security		Principal (000s)	Value

Series H
5.00%, 08/01/14	(CIFG)	$340	$361,427
Series I
5.00%, 08/01/14		100	106,358
Series K
4.00%, 08/01/14		295	309,806
Series O
5.00%, 06/01/14		50	52,798
Long Island Power Authority RB Electric Power & Light Revenues
Series A
0.00%, 06/01/14	(AGM)	100	99,465
Metropolitan Transportation Authority RB Miscellaneous Revenue
Series B
5.50%, 07/01/14	(NPFGC)	115	122,573
New York City Municipal Water Finance Authority RB Water Revenue
Series BB
5.00%, 06/15/14		175	185,232
Series EE
2.50%, 06/15/14		225	231,199
New York City Transitional Finance Authority RB Miscellaneous Revenue
Series S-1
5.00%, 07/15/14	(NPFGC-FGIC)	330	350,354
New York City Transitional Finance Authority RB Sales Tax Revenue
5.25%, 08/01/14		100	106,501
Series A-3
4.00%, 08/01/14		200	210,020
New York State Dormitory Authority RB College & University Revenue
Series A
5.00%, 07/01/14	(NPFGC)	100	105,787
Series B
5.00%, 07/01/14		150	158,985
Series C
5.00%, 07/01/14	(NPFGC)	200	211,966
New York State Dormitory Authority RB Income Tax Revenue
Series D
5.00%, 06/15/14		150	158,771

Security		Principal (000s)	Value

New York State Dormitory Authority RB Miscellaneous Revenue
3.25%, 07/01/14	(NPFGC-FGIC)	$365	$378,560
4.00%, 07/01/14		105	109,848
New York State Environmental Facilities Corp. RB Water Revenue
Series A
4.00%, 06/15/14		200	209,270
Series B
4.00%, 06/15/14		100	104,635
Series C
5.00%, 06/15/14		120	127,016

			5,122,423
NORTH CAROLINA — 1.30%
City of Charlotte GO
5.00%, 08/01/14		250	265,947
County of Mecklenburg GO
Series A
4.00%, 08/01/14		100	105,040
5.00%, 08/01/14		250	265,948

			636,935
OHIO — 1.67%
City of Columbus GO
Series A
5.00%, 07/01/14		200	211,980
Ohio State Water Development Authority RB Water Revenue
0.00%, 06/01/14		100	99,602
State of Ohio GO
Series C
4.00%, 08/01/14		250	262,473
State of Ohio RB Highway Revenue Tolls
Series 2008-1
5.50%, 06/15/14		230	244,492

			818,547
OKLAHOMA — 0.43%
Grand River Dam Authority RB Electric Power & Light Revenues
Series A
3.50%, 06/01/14	(BHAC)	100	103,735
Oklahoma Capital Improvement Authority RB College & University Revenue
Series F
5.00%, 07/01/14	(AMBAC)	100	105,794

			209,529

34	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2013

Security		Principal (000s)	Value

OREGON — 0.90%
City of Portland RB Sewer Revenue
Series A
5.00%, 06/01/14	(NPFGC)	$220	$232,217
Metro GOL
Series B
4.00%, 06/01/14		100	104,393
Washington & Multnomah Counties School District No. 48J Beaverton GO
Series A
5.00%, 06/01/14	(AGM)	100	105,553

			442,163
PENNSYLVANIA — 1.55%
City of Philadelphia RB Water & Wastewater Revenue
Series A
5.00%, 06/15/14		100	105,534
Commonwealth of Pennsylvania GO
First Series
4.00%, 06/01/14		100	104,454
Third Series
5.25%, 07/01/14		260	276,458
Pennsylvania Intergovernmental Cooperation Authority RB Special Tax Revenue
5.00%, 06/15/14		160	168,950
Pennsylvania Turnpike Commission RB Highway Revenue Tolls
Series A
4.00%, 06/01/14	(AGM)	100	104,311

			759,707
PUERTO RICO — 2.13%
Commonwealth of Puerto Rico GO
5.50%, 07/01/14	(FGIC)	90	93,493
Series A
5.25%, 07/01/14		205	212,325
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series OO
5.00%, 07/01/14	(NPFGC-FGIC)	100	102,980
Series QQ
5.25%, 07/01/14	(XLCA)	100	103,287

Security		Principal (000s)	Value

Puerto Rico Highway & Transportation Authority RB Fuel Sales Tax Revenue
Series A
5.50%, 07/01/14	(AMBAC)	$180	$186,986
Puerto Rico Infrastructure Financing Authority RB Special Tax Revenue
Series B
5.00%, 07/01/14		100	102,592
Puerto Rico Public Buildings Authority RB Lease Non-Terminable
Series I
5.50%, 07/01/25	(PR 07/01/14) (GTD)	225	239,771

			1,041,434
TENNESSEE — 0.22%
Metropolitan Government of Nashville & Davidson County GO
Series B
5.00%, 08/01/14		100	106,439

			106,439
TEXAS — 7.88%
Austin Independent School District GO
5.00%, 08/01/14	(PSF)	100	106,383
Series A
3.00%, 08/01/14		100	103,706
City of Dallas GOL
4.00%, 08/15/14		100	105,198
City of Irving RB Waterworks & Sewer Revenue
4.50%, 08/15/14	(AGM)	100	105,815
City of San Antonio GOL
5.00%, 08/01/14		150	159,575
County of Harris GO
Series C
5.00%, 08/15/14		100	106,561
County of Harris RB Highway Revenue Tolls
Series B-1
5.00%, 08/15/14	(NPFGC-FGIC)	100	106,417
Crowley Independent School District GO
4.00%, 08/01/14	(PSF)	115	120,737
Dallas Independent School District GO
Series A
5.00%, 08/15/14	(PSF)	100	106,561

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2013

Security		Principal (000s)	Value

Eagle Mountain & Saginaw Independent School District GO
Series C
5.00%, 08/15/14	(PSF)	$200	$213,006
Houston Independent School District GOL
Series A
6.30%, 08/15/14	(PSF)	200	216,574
Klein Independent School District GO
Series A
5.00%, 08/01/14	(PSF)	100	106,383
Leander Independent School District GO
4.00%, 08/15/14	(FGIC)	100	105,005
Lewisville Independent School District GO
4.25%, 08/15/14	(PSF)	100	105,528
North East Independent School District GO
5.00%, 08/01/22	(PR 08/01/14) (PSF)	100	106,351
5.00%, 08/01/29	(PR 08/01/14) (PSF)	250	265,878
5.00%, 08/01/33	(PR 08/01/14) (PSF)	465	494,532
5.25%, 08/01/14	(PSF)	130	138,733
Round Rock Independent School District GO
4.00%, 08/01/14		150	157,566
State of Texas GO
Series B
5.00%, 08/01/14		100	106,397
Texas Public Finance Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/14		200	211,954
Texas Water Development Board RB Water Revenue
Series A
5.00%, 07/15/14		100	106,195
University of Texas System Board of Regents RB College & University Revenue
Series A
5.00%, 08/15/14		100	106,532

Security		Principal (000s)	Value

Series B
5.00%, 08/15/14		$100	$106,532
5.25%, 08/15/14		275	293,909

			3,862,028
UTAH — 2.96%
County of Salt Lake GO
4.00%, 06/15/14		100	104,597
County of Salt Lake RB Sales Tax Revenue
5.00%, 08/01/14		250	265,992
Davis County School District GO
4.25%, 06/01/14	(GTD)	125	130,904
State of Utah GO
Series B
5.00%, 07/01/18	(PR 07/01/14)	350	370,874
Series C
4.00%, 07/01/14		250	261,900
5.00%, 07/01/14		200	212,032
Utah Transit Authority RB Sales Tax Revenue
Series C
5.00%, 06/15/14	(AGM)	100	105,784

			1,452,083
VIRGINIA — 3.58%
City of Portsmouth GO
5.00%, 07/01/14	(AGM)	100	105,964
City of Richmond GO
5.00%, 07/15/14	(AGM)	100	106,168
Commonwealth of Virginia GO
Series A
5.00%, 06/01/14		100	105,612
County of Loudoun GO
Series A
5.00%, 07/01/14	(SAW)	100	106,003
Greater Richmond Convention Center Authority RB Hotel Occupancy Tax
5.00%, 06/15/14	(NPFGC)	150	157,533
Virginia Public Building Authority RB Miscellaneous Revenue
Series B
4.00%, 08/01/14	(SAP)	100	105,058
5.00%, 08/01/14		100	106,397
5.25%, 08/01/19	(PR 08/01/14)	500	533,555

36	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2013

Security		Principal (000s)	Value

Virginia Public School Authority RB Miscellaneous Revenue
Series B
5.00%, 08/01/14		$110	$117,006
5.25%, 08/01/14		190	202,764
Series D
5.00%, 08/01/14		100	106,369

			1,752,429
WASHINGTON — 5.72%
City of Seattle RB Electric Power & Light Revenues
5.00%, 08/01/14	(AGM)	100	106,355
Energy Northwest RB Electric Power & Light Revenues
Series A
4.00%, 07/01/14		100	104,721
5.00%, 07/01/14		775	821,322
5.25%, 07/01/14		100	106,291
Series C
5.00%, 07/01/14		100	105,977
Grays Harbor County Public Utility District No. 1 RB Electric Power & Light Revenues
5.00%, 07/01/14	(NPFGC-FGIC)	180	190,429
Spokane County School District No. 354 Mead GO
5.38%, 12/01/20	(PR 06/01/14) (AGM, GTD)	500	530,065
State of Washington GO
Series A
5.00%, 07/01/14		350	370,919
Series B-1
4.00%, 08/01/14		100	105,017
Series C
5.00%, 08/01/14		140	148,897
5.50%, 07/01/14		200	213,208

			2,803,201
WISCONSIN — 0.43%
State of Wisconsin RB Transit Revenue
Series A
5.00%, 07/01/14	(NPFGC-FGIC)	100	105,937

Security		Principal (000s) or Shares	Value

Series B
5.00%, 07/01/14	(AMBAC)	$100	$105,937

			211,874

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $48,007,868)			48,447,454

SHORT-TERM INVESTMENTS — 0.08%

MONEY MARKET FUNDS — 0.08%
BlackRock Liquidity Funds — MuniFund, Institutional Shares
0.01%[a,b]		38,414	38,414

			38,414

TOTAL SHORT-TERM INVESTMENTS
(Cost: $38,414)			38,414

TOTAL INVESTMENTS IN SECURITIES — 98.97%
(Cost: $48,046,282)			48,485,868
Other Assets, Less Liabilities — 1.03%			505,661

NET ASSETS — 100.00%			$48,991,529

COP  —  Certificates of Participation

GO  —  General Obligation

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

Insured by:

AGC  —  Assured Guaranty Corp.

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Financial Group Inc.

BHAC  —  Berkshire Hathaway Assurance Corp.

CIFG  —  CDC IXIS Financial Guaranty

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

XLCA  —  XL Capital Assurance Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	37

Schedule of Investments

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2013

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.86%

ALASKA — 0.86%
Borough of North Slope GO
Series A
4.00%, 06/30/15		$100	$107,746
5.00%, 06/30/15	(NPFGC)	210	230,968
City of Anchorage GO
Series D
5.00%, 08/01/15	(AMBAC)	150	165,980

			504,694
ARIZONA — 6.15%
Arizona State University Board of Regents RB University Revenue
Series C
5.50%, 07/01/15		245	272,707
Arizona Transportation Board RB Miscellaneous Taxes
4.00%, 07/01/15		100	108,085
5.00%, 07/01/15		100	110,331
Arizona Transportation Board RB Sales Tax Revenue
5.00%, 07/01/15		250	275,827
City of Chandler RB Sales Tax Revenue
2.50%, 07/01/15		100	104,647
City of Glendale GO
Series A
4.00%, 07/01/15		150	160,913
City of Glendale RB Sewer Revenue
5.25%, 07/01/15	(NPFGC-FGIC)	100	110,485
City of Mesa RB Multiple Utility Revenue
Series A
5.00%, 07/01/15	(NPFGC-FGIC)	100	109,913
City of Phoenix GO
Series B
4.00%, 07/01/15		300	324,255
City of Scottsdale GO
Series 2008A
3.50%, 07/01/15		100	106,962

Security		Principal (000s)	Value

Maricopa County Unified School District No. 48 Scottsdale GO
Series A
4.00%, 07/01/20	(PR 07/01/15) (NPFGC-FGIC)	$250	$270,507
4.13%, 07/01/21	(PR 07/01/15) (NPFGC-FGIC)	415	450,209
Maricopa County Unified School District No. 80 Chandler GO
5.00%, 07/01/15	(AGM)	250	275,467
Phoenix Civic Improvement Corp. RB Water Revenue
4.00%, 07/01/15		200	215,792
Series B
4.00%, 07/01/15		100	107,873
Pima County GO
5.00%, 07/01/15	(AGM)	150	164,960
Pima County RB Sewer Revenue
Series A
4.00%, 07/01/15		225	242,554
5.00%, 07/01/15		70	77,031
Regional Public Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/15		100	109,688

			3,598,206
CALIFORNIA — 10.24%
Acalanes Union High School District GO
0.00%, 08/01/15	(NPFGC)	200	196,754
Chabot-Las Positas Community College District GO
0.00%, 08/01/15	(AMBAC)	100	98,189
City & County of San Francisco GO
Series B
5.00%, 06/15/15		235	258,939
City of Pasadena RB Electric Power & Light Revenues
Series A
4.00%, 06/01/15		125	134,424
City of Riverside RB Sewer Revenue
5.00%, 08/01/15		145	160,177

38	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2013

Security		Principal (000s)	Value

Desert Sands Unified School District GO
0.00%, 06/01/15	(AMBAC)	$225	$220,662
Fremont Unified School District/Alameda County GO
4.00%, 08/01/15		135	146,371
Los Altos Elementary School District GO
5.00%, 08/01/15	(AMBAC)	100	110,772
Los Angeles Community College District GO
Series E-1
3.00%, 08/01/15		150	158,954
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/15		250	276,305
Series B
5.00%, 07/01/15		175	193,161
Series D
5.00%, 07/01/15		100	110,378
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
5.00%, 07/01/15		220	242,728
Series A-1
5.00%, 07/01/15	(AGM)	230	253,761
Los Angeles Department of Water & Power RB Water Revenue
Series A-1
5.00%, 07/01/15	(AMBAC)	125	137,824
Los Angeles Unified School District GO
5.25%, 07/01/15	(NPFGC)	200	221,592
5.75%, 07/01/15	(NPFGC)	100	111,919
Series A
3.00%, 07/01/15		100	105,746
Series A-1
5.00%, 07/01/15		125	137,794
Series B
5.00%, 07/01/15	(AMBAC)	150	165,353

Security		Principal (000s)	Value

Series E
5.00%, 07/01/15	(AGM)	$100	$110,235
Series H
5.00%, 07/01/15	(AGM)	100	110,235
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series U
3.38%, 08/15/15	(AGM)	150	160,092
5.00%, 08/15/15	(AGM)	100	110,567
San Diego County Regional Airport Authority RB Port Airport & Marina Revenue
Series A
4.00%, 07/01/15		150	161,844
San Diego Unified School District GO
Series A
0.00%, 07/01/15	(NPFGC-FGIC)	100	98,456
Series D-3
5.00%, 07/01/15	(AGM)	100	110,164
San Francisco Unified School District GO
Series B
4.00%, 06/15/15		125	134,923
San Mateo County Transportation Authority RB Sales Tax Revenue
Series A
5.25%, 06/01/15	(NPFGC)	100	109,902
Sonoma County Junior College District GO
Series D
5.00%, 08/01/15		50	55,201
Southern California Public Power Authority RB Electric Power & Light Revenues
4.00%, 07/01/15		250	270,417
State of California GO
4.00%, 08/01/15		305	330,214
4.13%, 06/01/15	(NPFGC)	185	199,761
5.00%, 06/01/15		175	192,213
Series A
4.00%, 07/01/15		125	134,929
Visalia Unified School District GO
4.00%, 08/01/15		150	159,420

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2013

Security		Principal (000s)	Value

West Contra Costa Unified School District GO
Series D
0.00%, 08/01/15	(NPFGC-FGIC)	$100	$97,301

			5,987,677
COLORADO — 1.27%
Colorado Department of Transportation RB Federal Grant Revenue
Series B
5.00%, 06/15/15	(NPFGC)	125	137,529
Colorado Department of Transportation RB Transit Revenue
Series B
5.50%, 06/15/15	(NPFGC)	250	277,807
Platte River Power Authority RB Electric Power & Light Revenues
Series GG
5.00%, 06/01/15	(AGM)	175	192,133
University of Colorado Regents RB College & University Revenue
Series A
3.25%, 06/01/15		125	132,510

			739,979
CONNECTICUT — 1.90%
City of Danbury GO
Series B
5.00%, 07/01/15		100	110,283
Hartford County Metropolitan District GO
3.00%, 06/01/15		200	211,338
State of Connecticut GO
Series C
5.00%, 06/01/15		420	461,332
State of Connecticut Special Tax Revenue
Series B
5.00%, 07/01/15	(AMBAC)	300	330,921

			1,113,874
DELAWARE — 0.42%
Delaware Transportation Authority RB Fuel Sales Tax Revenue
5.00%, 07/01/15		220	242,675

			242,675

Security		Principal (000s)	Value

DISTRICT OF COLUMBIA — 1.18%
District of Columbia GO
Series A
5.00%, 06/01/30	(PR 06/01/15) (AMBAC)	$300	$330,234
Series C
5.00%, 06/01/15	(AGM)	110	120,366
Series E
5.00%, 06/01/15	(BHAC)	220	241,842

			692,442
FLORIDA — 5.48%
County of Hillsborough RB Sales Tax Revenue
5.00%, 07/01/15	(NPFGC)	235	259,221
County of Miami-Dade GO
4.00%, 07/01/15		100	107,697
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
5.00%, 07/01/15		560	616,515
Florida State Board of Education GO
Series A
5.00%, 06/01/15		100	109,974
5.00%, 06/01/15	(NPFGC-FGIC)	415	456,392
Series B
5.00%, 06/01/15		200	219,948
Florida State Board of Education RB Miscellaneous Revenue
Series A
5.00%, 07/01/15		250	275,438
Florida State Department of Environmental Protection RB Sales Tax Revenue
Series A
5.00%, 07/01/15	(AGM)	125	137,555
5.00%, 07/01/15	(AMBAC)	100	110,044
Florida State Department of Transportation RB Highway Revenue Tolls
Series A
5.00%, 07/01/15	(NPFGC-FGIC)	125	137,675

40	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2013

Security		Principal (000s)	Value

Miami-Dade County Transit System RB Sales Surtax Revenue
5.00%, 07/01/15	(XLCA)	$150	$165,066
Series A
5.00%, 07/01/15		100	110,044
State of Florida GO
4.00%, 07/01/15		100	108,085
6.38%, 07/01/15		100	113,261
Series C
5.00%, 06/01/15		100	109,974
State of Florida RB Lottery Revenue
Series B
5.00%, 07/01/15	(AMBAC)	150	165,263

			3,202,152
GEORGIA — 2.85%
County of Columbia RB Water Revenue
4.00%, 06/01/15		100	107,493
Forsyth County School District GO
4.00%, 06/01/15	(AGM)	250	269,355
Georgia State Road & Tollway Authority RB Fuel Sales Tax Revenue
Series A
5.00%, 06/01/15		320	350,816
Gwinnett County Water & Sewerage Authority RB Water Revenue
4.00%, 08/01/15	(GTD)	150	162,628
Series A
4.00%, 08/01/15	(GTD)	100	108,419
Metropolitan Atlanta Rapid Transit Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/15	(AMBAC)	100	109,997
5.00%, 07/01/15	(NPFGC-FGIC)	105	115,472
State of Georgia GO
Series C
5.00%, 07/01/15		400	441,704

			1,665,884
HAWAII — 2.93%
City & County of Honolulu GO
Series B
5.25%, 07/01/15	(FSA)	250	277,110

Security		Principal (000s)	Value

City & County of Honolulu RB Wastewater Revenue
Series A
5.00%, 07/01/15	(NPFGC)	$100	$110,164
Series B
4.25%, 07/01/15	(NPFGC)	100	108,481
County of Maui GO
Series B
4.00%, 06/01/15		150	161,478
State of Hawaii GO
Series DG
5.00%, 07/01/15		300	330,921
Series DO
5.00%, 08/01/15		315	348,557
State of Hawaii RB Fuel Sales Tax Revenue
Series A
3.75%, 07/01/15	(AGM)	250	268,572
University of Hawaii Board of Regents RB College & University Revenue
Series A
5.00%, 07/15/15	(NPFGC)	100	110,207

			1,715,490
ILLINOIS — 1.56%
Chicago Transit Authority RB Capital Grant Receipts
5.00%, 06/01/15	(AMBAC)	75	81,397
Regional Transportation Authority RB Transit Revenue
6.00%, 06/01/15	(NPFGC-FGIC, GOI)	100	111,509
Series B
5.50%, 06/01/15	(NPFGC-FGIC, GOI)	100	110,592
State of Illinois GO
First Series
5.50%, 08/01/15	(NPFGC)	300	330,708
State of Illinois RB Sales Tax Revenue
5.00%, 06/15/15	(AGM)	100	109,941
Second Series
5.50%, 06/15/15	(NPFGC-FGIC)	150	166,561

			910,708
IOWA — 0.37%
City of West Des Moines GO
Series A
4.00%, 06/01/15		100	107,879

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2013

Security		Principal (000s)	Value

Iowa Finance Authority RB Miscellaneous Revenue
5.00%, 08/01/15		$100	$110,648

			218,527
KENTUCKY — 0.38%
Kentucky State Property & Buildings Commission RB Lease Appropriation
5.00%, 08/01/24	(PR 08/01/15) (AGM)	100	110,814
Kentucky Turnpike Authority RB Lease Renewal
Series A
5.00%, 07/01/15		100	110,187

			221,001
LOUISIANA — 0.95%
State of Louisiana GO
Series A
5.00%, 08/01/15	(NPFGC)	250	276,855
Series B
5.00%, 07/15/15	(AGC)	250	276,372

			553,227
MAINE — 0.19%
Maine Turnpike Authority RB Highway Revenue Tolls
5.00%, 07/01/15	(AGM)	100	109,925

			109,925
MARYLAND — 6.32%
City of Baltimore RB Sewer Revenue
Series D
5.00%, 07/01/15	(AMBAC)	200	220,662
County of Frederick GO
Series A
5.00%, 07/01/15		250	275,707
County of Howard GO
Series B
5.00%, 08/15/15		280	310,506
County of Montgomery GO
Series A
5.00%, 06/01/15		150	165,091
County of Montgomery GOL
Series A
5.00%, 08/01/15		110	121,877

Security		Principal (000s)	Value

Maryland State Department of Transportation RB Income Tax Revenue
5.00%, 06/01/15		$150	$165,022
State of Maryland GO
Second Series
4.00%, 08/01/15		345	374,215
5.00%, 08/01/15		180	199,435
Second Series A
4.00%, 08/01/15		100	108,468
5.00%, 08/01/17	(PR 08/01/15)	575	636,899
Series DD
5.50%, 08/01/15		100	111,962
Washington Suburban Sanitary District GO
4.25%, 06/01/15		100	108,438
5.00%, 06/01/15		195	214,711
5.00%, 06/01/16	(PR 06/01/15)	620	682,198

			3,695,191
MASSACHUSETTS — 7.55%
Commonwealth of Massachusetts GO
Series B
5.00%, 08/01/15		380	421,074
Commonwealth of Massachusetts GOL
Series B
5.25%, 08/01/15		100	111,392
Series D
4.00%, 08/01/15		250	271,200
Commonwealth of Massachusetts RB Federal Grant Revenue
Series A
5.00%, 06/15/15		100	110,023
Commonwealth of Massachusetts RB Fuel Sales Tax Revenue
Series A
5.50%, 06/01/15	(NPFGC-FGIC)	225	249,615
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series A
4.00%, 07/01/15		110	119,101
4.75%, 07/01/34	(PR 07/01/15)	840	923,261
Series B
5.00%, 07/01/15		170	187,765

42	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2013

Security		Principal (000s)	Value

Series C
5.00%, 07/01/15		$100	$110,522
Massachusetts Development Finance Agency RB College & University Revenue
Series R-1
5.00%, 07/01/15		100	110,187
Massachusetts Municipal Wholesale Electric Co. RB Miscellaneous Revenue
Series A
5.00%, 07/01/15		265	290,138
Massachusetts Port Authority RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/15	(AMBAC)	200	220,042
Series C
5.00%, 07/01/15		100	109,771
Massachusetts School Building Authority RB Sales Tax Revenue
Series A
5.00%, 08/15/15	(AGM)	400	443,904
5.00%, 08/15/15	(AMBAC)	100	110,976
Massachusetts Water Pollution Abatement Trust RB Water Revenue
Series 11
5.00%, 08/01/15		315	349,089
Series 12
5.00%, 08/01/15		150	166,233
Series A
5.25%, 08/01/15		100	111,404

			4,415,697
MINNESOTA — 1.69%
State of Minnesota GO
Series A
5.00%, 06/01/15		100	110,061
5.00%, 08/01/15		150	166,195
Series D
3.00%, 08/01/15		150	159,207
5.00%, 08/01/15		100	110,797
Series F
4.00%, 08/01/15		410	444,719

			990,979

Security		Principal (000s)	Value

NEBRASKA — 0.66%
City of Omaha GO
5.00%, 06/01/15		$250	$274,810
University of Nebraska Facilities Corp. RB College & University Revenue
5.00%, 07/15/15		100	110,406

			385,216
NEVADA — 1.71%
Clark County GOL
Series B
5.00%, 06/01/15	(AGM)	200	219,392
Clark County RB Port Airport & Marina Revenue
Series D
5.00%, 07/01/15		100	109,830
Clark County School District GOL
5.50%, 06/15/15	(AGM)	100	110,959
Series A
5.25%, 06/15/15	(NPFGC-FGIC)	375	414,210
Series B
5.00%, 06/15/15		130	142,878

			997,269
NEW HAMPSHIRE — 0.23%
State of New Hampshire GO
Series A
3.50%, 06/01/15		125	133,434

			133,434
NEW JERSEY — 4.09%
New Jersey Economic Development Authority RB Tobacco & Liquor Taxes
5.00%, 06/15/15		275	298,617
New Jersey Educational Facilities Authority RB College & University Revenue
Series B
5.00%, 07/01/15		100	110,426
New Jersey Transportation Trust Fund Authority RB Federal Grant Revenue
Series A
5.00%, 06/15/15	(NPFGC-FGIC)	200	219,718

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2013

Security		Principal (000s)	Value

New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls
Series A
5.75%, 06/15/15		$100	$111,948
New Jersey Transportation Trust Fund Authority RB Transit Revenue
Series C
5.25%, 06/15/16	(PR 06/15/15) (FGIC)	345	382,257
Series D
5.00%, 06/15/17	(PR 06/15/15)	125	137,869
5.00%, 06/15/18	(PR 06/15/15) (AMBAC)	100	110,295
State of New Jersey GO
5.00%, 06/01/15		315	346,150
Series L
5.25%, 07/15/15	(AMBAC)	280	310,761
Series M
5.50%, 07/15/15	(AMBAC)	125	139,446
Series N
5.50%, 07/15/15	(AMBAC)	100	111,557
Series Q
5.00%, 08/15/15		100	110,771

			2,389,815
NEW MEXICO — 0.92%
Albuquerque Municipal School District No. 12 GO
5.00%, 08/01/15		100	110,703
New Mexico Finance Authority RB Fuel Sales Tax Revenue
Series A
5.25%, 06/15/15	(NPFGC)	190	210,218
Santa Fe Public School District GO
3.00%, 08/01/15	(SAW)	100	105,902
State of New Mexico RB Miscellaneous Taxes
Series A
5.00%, 07/01/15		100	110,402

			537,225
NEW YORK — 9.80%
City of New York GO
Series A
4.00%, 08/01/15		110	119,107

Security		Principal (000s)	Value

Series A-1
5.00%, 08/01/15		$610	$674,697
Series B
4.00%, 08/01/15		100	108,279
Series D
5.00%, 08/01/15		100	110,606
Series E
4.00%, 08/01/15		150	162,418
5.00%, 08/01/15		430	475,606
Series F
5.00%, 08/01/15		110	121,667
Series G
5.00%, 08/01/15		185	204,621
Series I
5.00%, 08/01/15		100	110,606
Series J-1
4.00%, 08/01/15		100	108,279
5.00%, 08/01/15		100	110,606
Series O
5.00%, 06/01/15		100	109,898
Series P
3.60%, 08/01/15	(NPFGC)	100	107,348
Long Island Power Authority RB Electric Power & Light Revenues
Series A
0.00%, 06/01/15	(AGM)	100	98,609
New York City Municipal Water Finance Authority RB Water Revenue
Series BB
5.00%, 06/15/15		125	137,771
Series C
5.00%, 06/15/15		100	110,217
New York City Transitional Finance Authority RB Income Tax Revenue
Series S-1
4.00%, 07/15/15	(SAW)	105	113,627
New York City Transitional Finance Authority RB Miscellaneous Revenue
Series S-1
5.00%, 07/15/15	(NPFGC-FGIC)	100	110,500
Series S-1A
5.00%, 07/15/15	(SAW)	150	165,750

44	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2013

Security		Principal (000s)	Value

New York City Transitional Finance Authority RB Sales Tax Revenue
Series A-1
5.00%, 08/01/15		$375	$414,911
New York State Dormitory Authority RB College & University Revenue
Series A
3.00%, 07/01/15		250	264,395
3.00%, 07/01/15	(GOI)	100	105,839
5.00%, 07/01/15	(NPFGC)	330	363,617
New York State Dormitory Authority RB Income Tax Revenue
Series D
5.00%, 06/15/15		150	165,325
Series E
5.00%, 08/15/15		150	166,407
New York State Dormitory Authority RB Miscellaneous Revenue
5.00%, 07/01/15		100	110,056
5.00%, 07/01/15	(NPFGC-FGIC)	100	110,187
Series A
5.00%, 08/01/15		100	110,643
New York State Environmental Facilities Corp. RB Water Revenue
Series A
5.00%, 06/15/15		130	143,282
Series C
5.00%, 06/15/15		310	341,673
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
5.00%, 08/15/15	(AGM)	155	171,556

			5,728,103
NORTH CAROLINA — 1.94%
City of Charlotte RB Port Airport & Marina Revenue
Series B
5.00%, 07/01/15		350	383,866
City of Charlotte RB Water & Sewer Revenue
Series A
5.50%, 07/01/15		165	183,939

Security		Principal (000s)	Value

County of Durham GO
Series B
4.00%, 06/01/15		$100	$107,897
County of Mecklenburg GO
Series A
4.00%, 08/01/15		100	108,468
State of North Carolina GO
Series A
5.00%, 06/01/15		320	352,195

			1,136,365
OHIO — 2.47%
City of Columbus GO
Series A
5.00%, 06/01/15		270	297,165
Ohio State University (The) RB College & University Revenue
Series A
4.75%, 06/01/15		100	109,244
Ohio State Water Development Authority RB Water Revenue
5.00%, 06/01/23	(PR 06/01/15)	200	220,018
State of Ohio GO
Series C
2.50%, 08/01/15		175	183,291
5.00%, 08/01/15		220	243,219
State of Ohio RB Highway Revenue Tolls
Series 2008-1
5.50%, 06/15/15		350	388,766

			1,441,703
OKLAHOMA — 1.06%
Grand River Dam Authority RB Electric Power & Light Revenues
Series A
3.38%, 06/01/15	(BHAC)	150	159,249
Oklahoma Capital Improvement Authority RB Miscellaneous Revenue
Series A
4.00%, 07/01/15		100	107,638
Oklahoma County Independent School District No. 89
3.70%, 07/01/15		100	106,966

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2013

Security		Principal (000s)	Value

State of Oklahoma GO
Series A
4.00%, 07/15/15		$100	$108,243
Tulsa County Independent School District No. 5 Jenks GO
5.00%, 06/01/15		125	137,295

			619,391
OREGON — 1.52%
City of Portland RB Sewer Revenue
Series A
5.00%, 06/01/15	(NPFGC)	350	384,426
City of Salem GOL
4.00%, 06/01/15		250	269,185
Washington & Multnomah Counties School District No. 48J Beaverton GO
5.00%, 06/01/15	(AGM)	215	236,395

			890,006
PENNSYLVANIA — 2.45%
City of Philadelphia RB Water & Wastewater Revenue
Series A
5.00%, 08/01/15	(AMBAC)	250	276,665
Commonwealth of Pennsylvania GO
First Series
5.00%, 07/01/15		210	231,695
Third Series
5.25%, 07/01/15		250	277,230
County of York GO
5.00%, 06/01/15	(NPFGC)	100	109,653
Pennsylvania Economic Development Financing Authority RB Miscellaneous Revenue
Series A
4.00%, 07/01/15		115	124,433
Pennsylvania Intergovernmental Cooperation Authority RB Special Tax Revenue
5.00%, 06/15/15		125	137,238
Pennsylvania Turnpike Commission RB Highway Revenue Tolls
Series C
4.75%, 06/01/15	(AGM)	150	163,512

Security		Principal (000s)	Value

Westmoreland County Municipal Authority RB Miscellaneous Revenue
5.25%, 08/15/27	(PR 08/15/15) (AGM)	$100	$111,575

			1,432,001
PUERTO RICO — 2.43%
Commonwealth of Puerto Rico GO
Series A
5.50%, 07/01/15	(NPFGC)	175	184,676
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Water Revenue
Series A
5.00%, 07/01/15	(AGM)	150	156,630
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series RR
5.00%, 07/01/35	(PR 07/01/15) (FGIC)	180	198,896
Series SS
5.00%, 07/01/15	(NPFGC)	315	330,262
Puerto Rico Highway & Transportation Authority RB Highway Revenue Tolls
Series K
5.00%, 07/01/35	(PR 07/01/15)	145	160,222
Puerto Rico Infrastructure Financing Authority RB Sales Tax Revenue
Series C
5.50%, 07/01/15	(AMBAC)	375	392,625

			1,423,311
RHODE ISLAND — 0.30%
Rhode Island Economic Development Corp. SO Grant Anticipation
Series A
5.00%, 06/15/15	(NPFGC-FGIC)	160	175,496

			175,496
SOUTH CAROLINA — 0.18%
State of South Carolina GO
Series A
4.00%, 06/01/15		100	107,874

			107,874

46	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2013

Security		Principal (000s)	Value

SOUTH DAKOTA — 0.40%
South Dakota Conservancy District RB Water Revenue
Series B
5.00%, 08/01/15		$100	$110,703
South Dakota State Building Authority RB Miscellaneous Revenue
5.00%, 06/01/15	(AGM)	115	125,970

			236,673
TENNESSEE — 0.18%
Metropolitan Nashville Airport Authority RB Port Airport & Marina Revenue
Series B
4.00%, 07/01/15	(AGM)	100	107,205

			107,205
TEXAS — 5.53%
Austin Independent School District GO
4.00%, 08/01/15		100	108,375
5.25%, 08/01/15	(PSF)	150	167,002
City of Dallas GOL
5.00%, 08/15/15		100	110,950
City of El Paso GOL
5.00%, 08/15/15	(AGM)	125	138,194
City of Houston RB Port Airport & Marina Revenue
Series B
5.00%, 07/01/15	(NPFGC-FGIC)	100	109,830
City of San Antonio GOL
5.00%, 08/01/15		165	182,660
County of Bexar GOL
5.00%, 06/15/15	(AGM)	250	274,992
County of Harris GOL
Series C
4.00%, 08/15/15		100	108,508
Hurst-Euless-Bedford Independent School District GO
5.00%, 08/15/15	(PSF)	110	121,824
Keller Independent School District GO
5.50%, 08/15/15	(PSF)	100	112,109
Lewisville Independent School District GO
5.00%, 08/15/15	(NPFGC-FGIC)	150	166,010

Security		Principal (000s)	Value

Magnolia Independent School District GO
5.00%, 08/15/15	(PSF)	$100	$110,749
North East Independent School District GO
5.00%, 02/01/22	(PR 08/01/15) (PSF)	110	121,869
North Texas Municipal Water District RB Sewer Revenue
3.00%, 06/01/15		100	105,267
Pflugerville Independent School District GO
5.25%, 08/15/15	(PSF)	250	278,350
Round Rock Independent School District GO
5.00%, 08/01/15	(PSF)	100	110,752
State of Texas GO Series E
5.00%, 08/01/15		200	221,654
Texas Public Finance Authority RB Miscellaneous Revenue
Series A
4.00%, 07/01/15		150	162,021
Texas Water Development Board RB Water Revenue
5.00%, 07/15/15		105	116,105
University of Texas System Board of Regents RB College & University Revenue
Series B
5.25%, 08/15/15		365	407,019

			3,234,240
UTAH — 1.61%
Intermountain Power Agency RB Electric Power & Light Revenues
Series B
5.00%, 07/01/15		200	220,542
State of Utah GO
Series B
4.00%, 07/01/15		525	568,187
Utah Transit Authority RB Sales Tax Revenue
Series C
5.25%, 06/15/15	(AGM)	140	154,900

			943,629

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2013

Security		Principal (000s)	Value

VIRGINIA — 3.42%
City of Alexandria GO
Series A
5.00%, 07/15/15		$100	$110,625
County of Arlington GO
Series D
4.00%, 08/01/15		225	244,107
County of Henrico GO
5.00%, 07/15/15		100	110,625
County of Loudoun GO
Series B
5.00%, 06/01/17	(PR 06/01/15)	500	550,390
Virginia Public Building Authority RB Miscellaneous Revenue
Series A
5.00%, 08/01/15		100	110,728
Series B
5.00%, 08/01/15		100	110,728
Series C
5.00%, 08/01/15		250	276,820
Virginia Public School Authority RB Miscellaneous Revenue
Series A
5.00%, 08/01/15		140	154,914
Series B
5.25%, 08/01/15		300	333,705

			2,002,642
WASHINGTON — 4.93%
City of Seattle GOL
Series B
5.00%, 08/01/15		185	205,030
City of Seattle RB Water Revenue
Series B
4.00%, 08/01/15		100	108,301
Energy Northwest RB Electric Power & Light Revenues
Series A
3.25%, 07/01/15		100	106,330
4.00%, 07/01/15		100	108,014
5.00%, 07/01/15		615	678,093
5.50%, 07/01/15		100	111,381
Series C
5.00%, 07/01/15		250	275,647

Security		Principal (000s) or Shares	Value

Port of Seattle GOL
5.00%, 06/01/15		$160	$176,069
State of Washington GO
0.00%, 06/01/15	(NPFGC-FGIC)	250	246,982
4.00%, 07/01/15		175	189,025
Series A
5.00%, 07/01/15		100	110,259
Series C
5.00%, 08/01/15		145	160,411
Series D
5.00%, 07/01/15		150	165,389
Series F
4.50%, 07/01/15		120	130,964
Series R-2006A
5.00%, 07/01/15	(AMBAC)	100	110,259

			2,882,154
WISCONSIN — 0.74%
State of Wisconsin RB Miscellaneous Revenue
Series 1
5.00%, 07/01/15		160	175,880
State of Wisconsin RB Transit Revenue
Series A
5.25%, 07/01/15	(AGM)	135	149,607
State of Wisconsin RB Water Revenue
Series 4
5.00%, 06/01/15		100	109,974

			435,461

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $56,810,373)			57,817,541

SHORT-TERM INVESTMENTS — 0.13%

MONEY MARKET FUNDS — 0.13%
BlackRock Liquidity Funds — MuniFund, Institutional Shares
0.01%[a,b]		74,136	74,136

			74,136

TOTAL SHORT-TERM INVESTMENTS
(Cost: $74,136)			74,136

48	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2013

Value

TOTAL INVESTMENTS IN SECURITIES — 98.99%
(Cost: $56,884,509)	$57,891,677
Other Assets, Less Liabilities — 1.01%	588,812

NET ASSETS — 100.00%	$58,480,489

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAW  —  State Aid Withholding

SO  —  Special Obligation

Insured by:

AGC  —  Assured Guaranty Corp.

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Financial Group Inc.

BHAC  —  Berkshire Hathaway Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

FSA  —  Financial Security Assurance Inc.

NPFGC  —  National Public Finance Guarantee Corp.

XLCA  —  XL Capital Assurance Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	49

Schedule of Investments

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2013

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.88%

ALASKA — 1.10%
Borough of North Slope GO
Series A
5.00%, 06/30/16	(NPFGC)	$100	$113,677
Series B
4.00%, 06/30/16		150	165,699
City of Anchorage GO
Series A
5.00%, 08/01/16		100	114,545
Series D
5.00%, 08/01/16	(AMBAC)	100	114,545
State of Alaska GO Series A
4.00%, 08/01/16		100	111,496

			619,962
ARIZONA — 6.61%
Arizona State University Board of Regents RB University Revenue
Series A
4.00%, 07/01/16	(AMBAC)	100	110,646
Arizona State University Energy Management LLC RB College & University Revenue
5.00%, 07/01/16		200	225,822
Arizona Transportation Board RB Federal Grant Revenue
Series A
4.00%, 07/01/16		150	166,894
Arizona Transportation Board RB Sales Tax Revenue
5.00%, 07/01/16		250	285,700
City of Mesa GO
3.88%, 07/01/16	(NPFGC-FGIC)	100	109,497
City of Mesa RB Multiple Utility Revenue
5.25%, 07/01/16	(NPFGC-FGIC)	200	229,806
City of Phoenix GO
Series A
5.00%, 07/01/16		200	228,560
6.25%, 07/01/16		100	118,131
City of Scottsdale GOL
5.00%, 07/01/16		180	205,704

Security		Principal (000s)	Value

City of Tempe GO Series C
4.00%, 07/01/16		$100	$110,988
Maricopa County Community College District GO
Series D
2.00%, 07/01/16		150	156,666
Maricopa County Unified School District No. 4 Mesa GO
Series B
4.00%, 07/01/16	(NPFGC-FGIC)	100	110,543
Maricopa County Unified School District No. 41 Gilbert GO
3.25%, 07/01/16		100	108,132
Maricopa County Unified School District No. 48 Scottsdale GO
Series B
4.75%, 07/01/25	(PR 07/01/16) (AGM)	125	142,322
Phoenix Civic Improvement Corp. RB Excise Tax Revenue
Series A
4.00%, 07/01/16		100	110,680
Phoenix Civic Improvement Corp. RB Port Airport & Marina Revenue
Series C
4.00%, 07/01/16		250	275,550
Phoenix Civic Improvement Corp. RB Water Revenue
5.50%, 07/01/16		200	231,222
Pima County GO
4.50%, 07/01/16	(NPFGC-FGIC)	100	112,254
Pima County RB Sewer Revenue
4.00%, 07/01/16	(AGM)	100	110,271
Scottsdale Municipal Property Corp. RB Sales Tax Revenue
5.00%, 07/01/21	(PR 07/01/16)	395	452,512
Town of Gilbert GO
5.00%, 07/01/16		100	113,862

			3,715,762

50	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2013

Security		Principal (000s)	Value

CALIFORNIA — 10.05%
Alameda County Unified School District GO
Series A
0.00%, 08/01/16	(AGM)	$185	$178,270
California State Public Works Board RB Lease Abatement
Series B
5.00%, 06/01/16	(NPFGC-FGIC)	100	113,898
Chabot-Las Positas Community College District GO
Series C
0.00%, 08/01/16	(AMBAC)	200	193,084
Coast Community College District GO
Series B
4.75%, 08/01/16	(AGM)	100	113,481
Desert Sands Unified School District GO
5.00%, 08/01/16		100	114,484
East Bay Municipal Utility District RB Sewer Revenue
Series A
4.00%, 06/01/16		100	110,903
East Bay Municipal Utility District RB Water Revenue
Series B
5.00%, 06/01/16	(NPFGC-FGIC)	60	68,453
Eastern Municipal Water District COP Water Revenue
Series A
5.00%, 07/01/16	(NPFGC)	100	113,532
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
2.50%, 07/01/16		105	111,813
Series A
5.00%, 07/01/16		290	332,224
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
4.00%, 07/01/16		100	111,057
5.00%, 07/01/16		300	342,840

Security		Principal (000s)	Value

Los Angeles Unified School District GO
5.75%, 07/01/16	(NPFGC)	$100	$116,574
Series B
5.00%, 07/01/16	(AGM)	200	228,386
Series E
5.00%, 07/01/16	(AGM)	200	228,386
Series G
5.00%, 07/01/16	(AMBAC)	120	136,990
Series KY
5.00%, 07/01/16		210	239,732
M-S-R Public Power Agency RB Electric Power & Light Revenues
Series L
5.00%, 07/01/16	(AGM)	130	147,592
Metropolitan Water District of Southern California RB Water Revenue
Series B
4.00%, 07/01/16		100	111,263
Northern California Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 07/01/16		100	113,706
Orange County Public Financing Authority RB Lease Abatement
5.00%, 06/01/16	(NPFGC)	100	112,716
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series U
5.00%, 08/15/16	(AGM)	130	148,651
Sacramento Municipal Utility District RB Water Revenue
4.00%, 07/01/16	(NPFGC)	100	108,351
San Diego Public Facilities Financing Authority RB Water Revenue
Series A
5.00%, 08/01/16		125	143,285
San Diego Unified School District GO
Series A
0.00%, 07/01/16	(NPFGC-FGIC)	100	96,692
San Ramon Valley Unified School District GO
4.50%, 08/01/16	(NPFGC)	100	113,403

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2013

Security		Principal (000s)	Value

Series A
0.00%, 07/01/16	(NPFGC-FGIC)	$100	$97,195
Southern California Public Power Authority RB Electric Power & Light Revenues
5.00%, 07/01/16		100	114,228
Series 2010-1
5.00%, 07/01/16		100	114,333
Series A
5.00%, 07/01/16		225	257,013
State of California GO
4.13%, 06/01/16	(XLCA)	100	110,912
5.00%, 08/01/16		450	514,152
Series A
4.00%, 07/01/16		320	354,448
5.00%, 07/01/16		125	142,392

			5,654,439
COLORADO — 1.35%
City & County of Denver GO
5.00%, 08/01/16		130	149,245
Series A
5.00%, 08/01/16		100	114,804
Colorado Department of Transportation RB Federal Grant Revenue
Series B
5.50%, 06/15/16	(NPFGC)	200	231,036
Regional Transportation District COP Lease Renewal
Series A
5.00%, 06/01/16		100	111,968
University of Colorado Regents RB College & University Revenue
Series A-1
1.50%, 06/01/16		150	153,704

			760,757
CONNECTICUT — 0.91%
City of Norwalk GO
Series B
5.00%, 07/01/16		100	114,455
State of Connecticut GO
Series C
5.00%, 06/01/16		250	284,058

Security		Principal (000s)	Value

Town of Stratford GO
4.00%, 08/01/16		$100	$110,541

			509,054
DELAWARE — 0.85%
County of New Castle GO
Series A
5.00%, 07/15/16		100	114,690
Delaware Transportation Authority RB Transit Revenue
Series A
5.00%, 07/01/16		125	142,806
State of Delaware GO
5.00%, 07/01/16		100	114,525
Series B
3.00%, 07/01/16		100	108,069

			480,090
DISTRICT OF COLUMBIA — 0.30%
Washington Metropolitan Area Transit Authority RB Transit Revenue
Series A
5.00%, 07/01/16		150	170,351

			170,351
FLORIDA — 5.83%
County of Miami-Dade GO
Series B
5.00%, 07/01/16		150	170,350
County of Miami-Dade RB Miscellaneous Revenue
5.00%, 08/01/16	(NPFGC-FGIC)	100	112,922
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
3.75%, 07/01/16		150	164,585
5.00%, 07/01/16		700	796,180
Florida State Board of Education GO
Series B
5.00%, 06/01/16		100	113,844
Series D
5.25%, 06/01/16		215	246,452

52	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2013

Security		Principal (000s)	Value

Florida State Board of Education RB Miscellaneous Revenue
Series B
5.00%, 07/01/16		$200	$228,176
5.00%, 07/01/16	(NPFGC)	150	171,132
Series C
5.00%, 07/01/16		100	114,088
Florida State Department of Environmental Protection RB Sales Tax Revenue
Series A
5.00%, 07/01/16	(AMBAC)	110	125,077
5.00%, 07/01/16	(NPFGC)	100	113,706
Series B
5.00%, 07/01/16	(NPFGC)	115	130,762
Florida State Department of Transportation RB Highway Revenue Tolls
Series A
5.00%, 07/01/16		100	114,001
Miami-Dade County Transit System RB Sales Surtax Revenue
4.00%, 07/01/16		200	220,644
State of Florida GO
5.00%, 07/01/16		250	285,437
Series C
5.00%, 06/01/16		150	170,766

			3,278,122
GEORGIA — 2.94%
Catoosa County School District GO
4.00%, 08/01/16	(SAW)	100	111,312
Chatham County School District GO
5.25%, 08/01/16	(AGM)	190	219,136
Cherokee County Board of Education GO
Series A
4.25%, 08/01/16	(NPFGC-FGIC)	150	167,784
Georgia State Road & Tollway Authority RB Highway Revenue Tolls
5.00%, 06/01/16	(NPFGC)	265	300,160

Security		Principal (000s)	Value

Metropolitan Atlanta Rapid Transit Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/16	(AMBAC)	$130	$147,794
State of Georgia GO
Series B
5.00%, 07/01/16		150	171,683
5.75%, 08/01/16		110	129,014
Series E
5.00%, 08/01/16		250	287,010
Series E-1
4.00%, 07/01/16		110	122,351

			1,656,244
HAWAII — 0.99%
City & County of Honolulu GO
Series B
2.00%, 08/01/16		100	104,601
City & County of Honolulu RB Wastewater Revenue
Series A
4.25%, 07/01/16	(NPFGC)	100	111,381
5.00%, 07/01/16	(NPFGC)	100	113,793
State of Hawaii GO
Series DN
5.00%, 08/01/16		200	229,018

			558,793
IDAHO — 0.25%
Ada & Boise Counties Independent School District Boise City GO
5.00%, 08/01/16	(NPFGC)	125	143,181

			143,181
ILLINOIS — 6.57%
Chicago Transit Authority RB Transit Revenue
5.00%, 06/01/16	(AGM)	100	110,837
Illinois Finance Authority RB College & University Revenue
Series B
5.00%, 07/01/16		130	148,428
Illinois State Toll Highway Authority RB Highway Revenue Tolls
Series A-1
5.00%, 01/01/26	(PR 07/01/16) (AGM)	175	200,296

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2013

Security		Principal (000s)	Value

Series A-2
5.00%, 01/01/27	(PR 07/01/16)	$100	$114,455
5.00%, 01/01/28	(PR 07/01/16) (AGM)	450	515,048
5.00%, 01/01/31	(PR 07/01/16) (AGM)	955	1,093,045
Metropolitan Pier & Exposition Authority RB Miscellaneous Taxes
Series A
0.00%, 06/15/16	(NPFGC-FGIC)	100	96,148
5.50%, 06/15/16	(FGIC, ETM)	100	115,103
Regional Transportation Authority RB Sales Tax Revenue
5.75%, 06/01/16	(AGM)	120	138,559
State of Illinois GO
5.00%, 08/01/16		270	302,081
Series A
5.00%, 06/01/16		160	178,251
State of Illinois RB Federal Grant Revenue
Series A
5.00%, 06/15/16		200	228,380
State of Illinois RB Sales Tax Revenue
4.00%, 06/15/16		100	110,873
5.00%, 06/15/16		200	228,106
5.00%, 06/15/16	(NPFGC)	100	113,847

			3,693,457
INDIANA — 0.40%
Indiana University RB College & University Revenue
Series S
3.50%, 08/01/16		100	109,590
Indianapolis Local Public Improvement Bond Bank RB Miscellaneous Revenue
Series A
5.50%, 07/01/16	(NPFGC)	100	114,406

			223,996
IOWA — 0.20%
Iowa Finance Authority RB Miscellaneous Revenue
5.00%, 08/01/16		100	114,445

			114,445

Security	Principal (000s)	Value

KENTUCKY — 0.40%
Kentucky State Property & Buildings Commission RB General Fund
Series A
3.50%, 08/01/16	$100	$109,148
Kentucky Turnpike Authority RB Lease Renewal
Series A
5.00%, 07/01/16	100	114,071

223,219
LOUISIANA — 0.20%
State of Louisiana GO
Series A
5.00%, 08/01/16	100	114,581

114,581
MARYLAND — 3.41%
County of Frederick GO
Series B
4.00%, 08/01/16	125	139,061
County of Howard GO
Series B
5.00%, 08/15/16	215	247,102
County of Montgomery GO
Series A
5.00%, 07/01/16	125	143,069
Maryland State Transportation Authority RB Highway Revenue Tolls
4.00%, 07/01/16	(AGM)	150	166,585
Maryland State Transportation Authority RB Transit Revenue
Series A
5.00%, 07/01/16	200	228,560
State of Maryland GO
Second Series
5.00%, 08/01/16	575	660,123
Second Series E
5.00%, 08/01/16	100	114,804
Series A
2.00%, 08/01/16	100	104,879
Washington Suburban Sanitary District GO
5.00%, 06/01/16	100	114,122

1,918,305

54	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2013

Security		Principal (000s)	Value

MASSACHUSETTS — 6.54%
Commonwealth of Massachusetts GO
Series D
4.75%, 08/01/25	(PR 08/01/16)	$500	$570,205
5.00%, 08/01/21	(PR 08/01/16)	185	212,506
5.00%, 08/01/22	(PR 08/01/16)	110	126,355
Commonwealth of Massachusetts GOL
Series A
5.00%, 08/01/16		490	562,662
Series D
5.00%, 08/01/16		175	200,951
Massachusetts Bay Transportation Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/16		320	366,480
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series C
5.25%, 07/01/16		250	288,155
5.50%, 07/01/16		190	220,593
Massachusetts Health & Educational Facilities Authority RB College & University Revenue
Series O
5.00%, 07/01/16		200	229,120
Massachusetts Port Authority RB Port Airport & Marina Revenue
Series D
5.50%, 07/01/16	(AGM)	165	189,200
Massachusetts Water Pollution Abatement Trust RB Federal Grant Revenue
Series A
5.00%, 08/01/16		100	114,804
Massachusetts Water Pollution Abatement Trust RB Water Revenue
Series 12
4.00%, 08/01/16		250	278,740
Massachusetts Water Resources Authority RB Water Revenue
Series B
5.50%, 08/01/16	(AGM)	100	116,523
Series J
5.25%, 08/01/16	(AGM)	175	201,962

			3,678,256

Security		Principal (000s)	Value

MICHIGAN — 0.31%
Michigan Finance Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/16		$150	$171,735

			171,735
MINNESOTA — 1.60%
State of Minnesota GO
5.00%, 06/01/16		220	251,068
Series A
5.00%, 08/01/16		250	287,010
Series D
5.00%, 08/01/16		220	252,569
Series F
4.00%, 08/01/16		100	111,496

			902,143
MISSISSIPPI — 0.20%
Mississippi Development Bank RB Miscellaneous Revenue
Series A
5.00%, 07/01/16	(AMBAC)	100	110,902

			110,902
MISSOURI — 0.20%
City of Springfield RB Electric Power & Light Revenues
5.00%, 08/01/16	(NPFGC-FGIC)	100	113,938

			113,938
NEBRASKA — 0.55%
Omaha Metropolitan Utilities District RB Water Revenue
Series B
4.00%, 06/01/16	(NPFGC)	100	110,134
University of Nebraska Facilities Corp. RB College & University Revenue
5.00%, 07/15/16	(AMBAC)	175	200,020

			310,154
NEVADA — 1.81%
Clark County RB Fuel Sales Tax Revenue
5.00%, 07/01/16	(AMBAC)	100	113,706

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2013

Security		Principal (000s)	Value

Clark County RB Port Airport & Marina Revenue
Series D
5.00%, 07/01/16		$100	$113,463
Series F
5.00%, 07/01/16		150	168,954
Clark County School District GOL
Series B
4.50%, 06/15/16	(AMBAC)	100	112,191
Series C
5.00%, 06/15/16		100	113,778
Clark County Water Reclamation District GOL
Series A
5.00%, 07/01/16		150	170,376
State of Nevada GOL
5.00%, 06/01/16		200	228,164

			1,020,632
NEW HAMPSHIRE — 0.59%
New Hampshire Municipal Bond Bank RB Miscellaneous Revenue
Series A
5.00%, 08/15/16		100	114,521
State of New Hampshire GO
Series A
3.00%, 07/01/16		100	107,867
Series B
4.00%, 06/01/16		100	110,843

			333,231
NEW JERSEY — 1.82%
New Jersey Educational Facilities Authority RB College & University Revenue
Series D
5.00%, 07/01/16	(AGM)	100	111,680
Series E
5.00%, 07/01/16		100	114,665
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls
Series A
5.75%, 06/15/16		95	110,055
5.75%, 06/15/16	(ETM)	5	5,840

Security		Principal (000s)	Value

State of New Jersey GO
5.00%, 06/01/16		$370	$421,422
Series L
5.25%, 07/15/16	(AMBAC)	100	115,197
Series M
5.50%, 07/15/16	(AMBAC)	125	145,015

			1,023,874
NEW MEXICO — 1.11%
Albuquerque Bernalillo County Water Utility Authority RB Water Revenue
Series A
5.25%, 07/01/16	(AMBAC)	100	115,086
Albuquerque Municipal School District No. 12 GO
Series B
5.00%, 08/01/16	(SAW)	150	171,925
City of Albuquerque GO
Series A
3.00%, 07/01/16		100	107,732
City of Albuquerque RB Miscellaneous Taxes
Series B
5.00%, 07/01/16		200	229,260

			624,003
NEW YORK — 10.98%
City of New York GO
Series A
3.00%, 08/01/16		220	236,698
Series A-1
4.00%, 08/15/16		100	110,998
5.00%, 08/01/16		125	142,730
Series B
4.00%, 08/01/16		550	609,878
5.00%, 08/01/16		125	142,730
Series C
5.00%, 08/01/16		105	119,893
Series E
5.00%, 08/01/16		500	570,920
Series G
5.00%, 08/01/16		100	114,184
5.25%, 08/01/16		125	143,760
Series I
5.00%, 08/01/16		100	114,184
Series J-1
5.00%, 08/01/16		390	445,318

56	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2013

Security		Principal (000s)	Value

Metropolitan Transportation Authority RB Miscellaneous Revenue
Series A
5.75%, 07/01/16	(SAP)	$95	$110,745
New York City Municipal Water Finance Authority RB Water Revenue
Series AA
5.00%, 06/15/16		200	228,794
Series EE
5.00%, 06/15/16		100	114,397
Series FF
5.00%, 06/15/16		175	200,195
Series GG
5.00%, 06/15/16		100	114,397
New York City Transitional Finance Authority RB Income Tax Revenue
Series C-1
3.00%, 08/01/16		200	216,452
4.00%, 08/01/16		100	111,534
Series S-1
5.00%, 07/15/16	(SAW)	100	114,559
New York City Transitional Finance Authority RB Miscellaneous Revenue
Series S-1
5.00%, 07/15/16	(SAW)	250	286,397
New York State Dormitory Authority RB College & University Revenue
5.00%, 07/01/16		525	598,600
Series A
4.00%, 07/01/16		100	110,971
Series B
5.00%, 07/01/16		225	257,524
New York State Dormitory Authority RB Income Tax Revenue
Series D
4.00%, 06/15/16		125	139,015
5.00%, 06/15/16		100	114,397
New York State Dormitory Authority RB Miscellaneous Revenue
5.00%, 07/01/16	(SAP)	100	114,402

Security		Principal (000s)	Value

New York State Environmental Facilities Corp. RB Water Revenue
Series A
5.00%, 06/15/16		$175	$200,195
5.50%, 06/15/16		100	115,990
Series C
4.00%, 06/15/16		150	166,818
Smithtown Central School District GO
4.00%, 08/01/16	(SAW)	100	111,076

			6,177,751
NORTH CAROLINA — 1.97%
Cape Fear Public Utility Authority RB Water Revenue
5.00%, 08/01/16		200	229,090
City of Charlotte GO
5.00%, 08/01/16		170	195,167
City of Charlotte RB Water & Sewer Revenue
Series A
5.00%, 07/01/16		100	114,315
County of Forsyth GO
3.50%, 08/01/16		100	109,841
County of Mecklenburg GO
Series A
5.00%, 08/01/16		100	114,804
State of North Carolina GO
Series A
5.00%, 06/01/20	(PR 06/01/16)	100	113,911
5.25%, 06/01/16		100	114,909
Series B
5.00%, 06/01/16		100	114,122

			1,106,159
OHIO — 2.40%
City of Columbus GO
Series A
4.00%, 07/01/16		100	111,228
Ohio State Water Development Authority RB Water Revenue
Series A
5.00%, 06/01/16		250	285,032
State of Ohio GO
5.00%, 08/01/16		200	228,804
Series A
5.00%, 06/15/16		125	142,369
5.00%, 06/15/18	(PR 06/15/16)	185	211,405

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2013

Security		Principal (000s)	Value

Series C
5.00%, 08/01/16		$125	$143,003
State of Ohio RB Highway Revenue Tolls
Series 2008-1
5.00%, 06/15/16		200	227,308

			1,349,149
OKLAHOMA — 0.39%
Grand River Dam Authority RB Electric Power & Light Revenues
Series A
4.00%, 06/01/16	(BHAC)	100	110,337
Oklahoma Capital Improvement Authority RB Miscellaneous Revenue
Series A
4.00%, 07/01/16		100	110,373

			220,710
OREGON — 0.93%
Clackamas County School District No. 12 North Clackamas GO
5.00%, 06/15/16	(AGM, GTD)	100	114,170
State of Oregon GO
Series A
4.00%, 08/01/16		165	183,561
Washington & Multnomah Counties School District No. 48J Beaverton GO
5.00%, 06/01/16	(AGM)	200	227,822

			525,553
PENNSYLVANIA — 3.45%
City of Philadelphia GO
5.00%, 08/01/16	(CIFG)	100	110,296
City of Philadelphia RB Water & Wastewater Revenue
Series A
5.00%, 06/15/16		140	158,141
Commonwealth of Pennsylvania GO
Second Series
5.00%, 07/01/16		100	114,280
Third Series
5.38%, 07/01/16	(NPFGC)	445	513,926
Pennsylvania Economic Development Financing Authority RB Miscellaneous Revenue
Series A
4.00%, 07/01/16		425	472,868

Security		Principal (000s)	Value

Pennsylvania Intergovernmental Cooperation Authority RB Special Tax Revenue
5.00%, 06/15/16		$200	$227,378
Pennsylvania State University RB College & University Revenue
5.25%, 08/15/16		100	115,392
Pennsylvania Turnpike Commission RB Highway Revenue Tolls
Series C
5.00%, 06/01/16	(AGM)	200	226,442

			1,938,723
PUERTO RICO — 2.57%
Commonwealth of Puerto Rico GO
6.00%, 07/01/16	(NPFGC)	185	199,351
Series A
5.50%, 07/01/16	(NPFGC)	180	191,212
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series LL
5.50%, 07/01/16	(NPFGC)	320	344,899
Series ZZ
4.00%, 07/01/16		100	103,094
Puerto Rico Highway & Transportation Authority RB Highway Revenue Tolls
Series AA
5.50%, 07/01/16		100	116,209
Series CC
5.00%, 07/01/16		100	105,017
Puerto Rico Municipal Finance Agency GO
Series B
5.25%, 07/01/16	(CIFG)	100	108,534
Puerto Rico Public Buildings Authority RB Lease Non-Terminable
Series H
5.50%, 07/01/16	(AMBAC)	260	275,579

			1,443,895
RHODE ISLAND — 0.62%
Rhode Island Economic Development Corp. SO Grant Anticipation
5.00%, 06/15/16	(NPFGC-FGIC)	125	141,495

58	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2013

Security		Principal (000s)	Value

State of Rhode Island GO
Series A
5.00%, 08/01/16	(AMBAC)	$180	$205,358

			346,853
SOUTH CAROLINA — 0.38%
State of South Carolina GO
Series A
4.00%, 06/01/16		190	210,794

			210,794
SOUTH DAKOTA — 0.20%
Sioux Falls School District No. 49-5 GO
Series B
5.00%, 07/01/16		100	113,758

			113,758
TENNESSEE — 1.16%
Metropolitan Government of Nashville & Davidson County GO
Series B
4.00%, 08/01/16		125	139,405
5.00%, 08/01/21	(PR 08/01/16)	200	229,808
Series D
5.00%, 07/01/16		100	114,490
Metropolitan Government of Nashville & Davidson County RB Water & Sewer Revenue
Series A
5.00%, 07/01/16		150	170,793

			654,496
TEXAS — 5.40%
Austin Independent School District GO
Series A
4.00%, 08/01/16	(NPFGC)	100	111,312
City of El Paso GOL
Series A
5.00%, 08/15/16		150	171,526
City of Irving RB Waterworks & Sewer Revenue
5.00%, 08/15/16		115	131,782
County of Bexar GOL
4.00%, 06/15/16		100	110,856
County of Harris RB Highway Revenue Tolls
Series A
5.00%, 08/15/16	(NPFGC)	150	171,510

Security		Principal (000s)	Value

Denton Independent School District GO
5.00%, 08/15/16	(PSF)	$200	$229,840
Fort Bend Independent School District GO
5.00%, 08/15/16	(PSF)	220	252,824
Frisco Independent School District GO
Series A
5.25%, 08/15/16	(PSF)	100	115,756
Lewisville Independent School District GO
5.00%, 08/15/16	(PSF)	245	281,554
Magnolia Independent School District GO
5.00%, 08/15/16	(PSF)	100	114,702
Round Rock Independent School District GO
5.00%, 08/01/16		200	229,520
State of Texas GO
Series B
5.00%, 08/01/16		100	114,832
Series C
4.00%, 08/01/16		100	111,312
Series E
5.00%, 08/01/16		100	114,832
Texas Water Development Board RB Water Revenue
Series A
5.00%, 07/15/16		100	114,545
University of Texas System Board of Regents RB College & University Revenue
Series A
5.00%, 08/15/16		200	229,644
Series B
4.25%, 08/15/16		100	112,314
Series C
5.00%, 08/15/16		280	321,502

			3,040,163
UTAH — 2.37%
County of Salt Lake RB Sales Tax Revenue
Series A
5.00%, 08/15/16		100	114,521

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2013

Security		Principal (000s)	Value

Intermountain Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 07/01/16	(AMBAC)	$100	$114,158
Metropolitan Water District of Salt Lake & Sandy RB Water Revenue
Series A
4.00%, 07/01/16		110	121,899
Ogden City School District GO
5.00%, 06/15/16	(GTD)	100	113,792
State of Utah GO
Series A
2.00%, 07/01/16		120	125,769
5.00%, 07/01/16		650	744,185

			1,334,324
VIRGINIA — 2.16%
Commonwealth of Virginia GO
Series B
4.00%, 06/01/16		100	111,011
County of Arlington GO
Series C
4.00%, 08/15/16		200	223,314
Virginia Beach Development Authority RB Miscellaneous Revenue
Series A
5.00%, 07/15/16		100	113,948
Virginia Public Building Authority RB Miscellaneous Revenue
Series B
5.00%, 08/01/16		100	114,545
5.00%, 08/01/16	(SAP)	150	171,818
Virginia Public School Authority RB Miscellaneous Revenue
Series A
3.00%, 08/01/16		100	107,766
5.00%, 08/01/16		200	229,090
Series C
5.00%, 08/01/16	(SAW)	125	143,181

			1,214,673
WASHINGTON — 5.84%
Clark County School District No. 114 Evergreen GO
Series B
2.00%, 06/01/16	(GTD)	100	104,261

Security		Principal (000s)	Value

Energy Northwest RB Electric Power & Light Revenues
Series A
5.25%, 07/01/16		$625	$718,631
5.25%, 07/01/16	(NPFGC)	130	149,475
Series B
7.13%, 07/01/16		350	422,314
Series C
5.00%, 07/01/16		135	154,136
Series D
5.00%, 07/01/16		275	313,981
Port of Seattle RB Port Airport & Marina Revenue
Series A
4.00%, 08/01/16		100	110,586
Spokane County School District No. 81 Spokane GO
4.00%, 06/01/16		100	110,536
State of Washington GO
5.00%, 07/01/16	(AGM)	250	285,438
Series 2010B
5.00%, 08/01/16		400	458,036
Series A
5.00%, 07/01/16		300	342,525
Series R-2011C
5.00%, 07/01/16		100	114,175

			3,284,094
WISCONSIN — 0.97%
State of Wisconsin RB Sewer Revenue
Series 2
5.00%, 06/01/16		100	113,945
State of Wisconsin RB Transit Revenue
Series A
5.25%, 07/01/16	(AGM)	275	315,909
State of Wisconsin RB Water Revenue
Series 2
5.00%, 06/01/16		100	113,945

			543,799

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $54,283,299)			55,628,520

60	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2013

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.18%

MONEY MARKET FUNDS — 0.18%
BlackRock Liquidity Funds — MuniFund, Institutional Shares
0.01%[a,b]	103,642	$103,642

		103,642

TOTAL SHORT-TERM INVESTMENTS
(Cost: $103,642)		103,642

TOTAL INVESTMENTS IN SECURITIES — 99.06% (Cost: $54,386,941)		55,732,162
Other Assets, Less Liabilities — 0.94%		528,357

NET ASSETS — 100.00%		$56,260,519

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

SO  —  Special Obligation

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Financial Group Inc.

BHAC  —  Berkshire Hathaway Assurance Corp.

CIFG  —  CDC IXIS Financial Guaranty

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

XLCA  —  XL Capital Assurance Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	61

Schedule of Investments

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2013

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.85%

ALABAMA — 0.22%
Alabama Water Pollution Control Authority RB Sewer Revenue
Series B
2.50%, 08/15/17		$150	$156,914

			156,914
ALASKA — 0.87%
Borough of North Slope GO
Series A
4.00%, 06/30/17		125	140,729
5.00%, 06/30/17	(NPFGC)	215	251,582
City of Anchorage GO
Series A
4.25%, 08/01/17		100	114,812
State of Alaska GO
Series A
5.00%, 08/01/17		100	118,544

			625,667
ARIZONA — 5.92%
Arizona Transportation Board RB Miscellaneous Taxes
5.00%, 07/01/17		125	147,251
Arizona Transportation Board RB Sales Tax Revenue
5.00%, 07/01/17		355	418,194
City of Chandler GO
3.00%, 07/01/17		100	109,412
City of Glendale GOL
4.00%, 07/01/17		100	111,566
City of Glendale RB Sales Tax Revenue
5.00%, 07/01/17	(NPFGC)	100	116,406
City of Glendale RB Sewer Revenue
5.00%, 07/01/17	(NPFGC)	100	117,410
City of Mesa RB Multiple Utility Revenue
5.25%, 07/01/17	(NPFGC-FGIC)	140	166,016
City of Phoenix GO
Series A
5.00%, 07/01/17		215	253,272

Security		Principal (000s)	Value

City of Scottsdale RB Water & Sewer Revenue
5.00%, 07/01/17		$100	$117,778
City of Tempe GO
Series C
5.00%, 07/01/17		250	294,272
City of Tempe RB Sales Tax Revenue
5.00%, 07/01/17		215	252,087
Maricopa County Community College District GO
4.00%, 07/01/17		200	226,784
Series C
5.00%, 07/01/17		100	117,433
Maricopa County Unified School District No. 11 Peoria GO
3.00%, 07/01/17		100	108,556
Maricopa County Unified School District No. 210 Phoenix GO
5.00%, 07/01/17	(NPFGC)	280	328,748
Maricopa County Unified School District No. 4 Mesa GO
Series C
4.00%, 07/01/17		100	113,056
Phoenix Civic Improvement Corp. RB Port Airport & Marina Revenue
Series C
5.00%, 07/01/17		155	180,606
Phoenix Civic Improvement Corp. RB Sales Tax Revenue
5.00%, 07/01/17		100	117,296
Phoenix Civic Improvement Corp. RB Water Revenue
5.50%, 07/01/17		200	238,856
Series B
5.00%, 07/01/17		225	264,121
Pima County GO
4.00%, 07/01/17	(AGM)	100	113,235
Pima County RB Sewer Revenue
5.00%, 07/01/17	(AGM)	100	116,907
Regional Public Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/17		100	116,725

62	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2013

Security		Principal (000s)	Value

Town of Gilbert GO
5.00%, 07/01/17		$100	$117,250

			4,263,237
CALIFORNIA — 12.45%
Berkeley Unified School District GO
4.00%, 08/01/17		150	169,713
California State Public Works Board RB Lease Abatement
Series C
5.00%, 06/01/17		250	290,887
City of Los Angeles RB Wastewater System Revenue
Series A
4.00%, 06/01/17		200	226,366
City of Pasadena RB Electric Power & Light Revenues
Series A
3.00%, 06/01/17		100	108,817
County of Sacramento RB Port Airport & Marina Revenue
Series D
3.75%, 07/01/17	(AGM)	380	414,314
East Side Union High School District GO
Series B
4.00%, 08/01/17	(AGM)	200	225,464
Escondido Union School District GO
Series B
5.00%, 08/01/17	(NPFGC-FGIC)	160	184,354
Evergreen Elementary School District GO
Series A
6.00%, 08/01/17	(AGM)	100	121,590
Los Angeles Convention & Exhibition Center Authority RB Lease Abatement
Series A
5.00%, 08/15/17		75	84,720
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/17		200	236,432
Series B
5.00%, 07/01/17		405	477,653

Security		Principal (000s)	Value

Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
4.13%, 07/01/17		$200	$228,372
5.00%, 07/01/17		385	453,711
Los Angeles Unified School District GO
Series A-1
4.00%, 07/01/17		175	197,887
5.50%, 07/01/17	(FGIC)	100	119,336
Series I
5.00%, 07/01/17		100	117,250
Series KRY
4.00%, 07/01/17		100	113,078
5.00%, 07/01/17		120	140,700
Series KY
5.00%, 07/01/17		320	375,200
M-S-R Public Power Agency RB Electric Power & Light Revenues
Series L
5.00%, 07/01/17	(AGM)	100	116,793
Metropolitan Water District of Southern California RB Water Revenue
Series C
4.00%, 07/01/17		100	113,617
Northern California Power Agency RB Electric Power & Light Revenues
Series A
3.00%, 06/01/17		100	109,334
Orange County Public Financing Authority RB Lease Abatement
5.00%, 06/01/17	(NPFGC)	225	260,329
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series U
3.63%, 08/15/17	(AGM)	200	223,256
5.00%, 08/15/17	(AGM)	200	235,038
San Diego County Regional Airport Authority RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/17		175	203,870

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2013

Security		Principal (000s)	Value

San Diego Public Facilities Financing Authority RB Water Revenue
Series A
5.00%, 08/01/17		$225	$265,601
San Diego Unified School District GO
Series D-1
5.50%, 07/01/17		200	236,278
San Francisco Bay Area Rapid Transit District RB Sales Tax Revenue
Series A
4.00%, 07/01/17		100	113,527
San Francisco Unified School District GO
Series A
5.00%, 06/15/17		100	117,686
Santa Clara Unified School District GO
5.00%, 07/01/17		200	235,878
Santa Monica Community College District GO
5.00%, 08/01/17		245	289,671
Santa Monica-Malibu Unified School District GO
5.25%, 08/01/17		100	119,300
Southern California Public Power Authority RB Electric Power & Light Revenues
5.00%, 07/01/17		230	269,726
Series A
5.00%, 07/01/17		200	234,501
Southwestern Community College District GO
Series B
5.25%, 08/01/17	(NPFGC-FGIC)	120	142,312
State of California GO
4.20%, 06/01/17	(XLCA)	100	113,751
5.00%, 06/01/17	(XLCA)	275	321,673
Series A
4.25%, 07/01/17		100	114,324
5.00%, 07/01/17		725	851,222

			8,973,531
COLORADO — 0.65%
City & County of Denver GO
Series A
5.00%, 08/01/17		200	237,088

Security		Principal (000s)	Value

University of Colorado Regents RB College & University Revenue
Series B
4.00%, 06/01/17		$100	$112,735
5.00%, 06/01/17		100	117,094

			466,917
CONNECTICUT — 1.20%
City of Danbury GO
Series B
5.00%, 07/01/17		265	312,356
City of Hartford GO
Series A
5.25%, 08/15/17	(AMBAC)	100	117,273
State of Connecticut GO
Series C
5.00%, 06/01/17		275	322,129
State of Connecticut Special Tax Revenue
Series A
4.00%, 08/01/17	(AMBAC)	100	113,747

			865,505
DELAWARE — 1.32%
City of Wilmington GO
Series A
5.00%, 06/01/17	(AGM)	100	117,183
County of New Castle GO
Series A
5.00%, 07/15/17		200	236,770
Delaware Transportation Authority RB Fuel Sales Tax Revenue
5.00%, 07/01/17		100	117,755
Delaware Transportation Authority RB Transit Revenue
Series A
5.00%, 07/01/17		115	135,418
State of Delaware GO
Series A
3.00%, 07/01/17		100	109,942
5.00%, 07/01/17		100	118,332
Series B
5.00%, 07/01/17		100	118,332

			953,732

64	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2013

Security		Principal (000s)	Value

DISTRICT OF COLUMBIA — 0.69%
District of Columbia GO
Series C
5.00%, 06/01/17	(AGM)	$100	$116,538
Series F
5.00%, 06/01/17	(BHAC)	325	381,371

			497,909
FLORIDA — 4.72%
County of Miami-Dade GO
5.00%, 07/01/17		100	116,611
Series B
5.00%, 07/01/17		100	116,611
County of Miami-Dade RB Miscellaneous Revenue
4.50%, 08/01/17	(NPFGC-FGIC)	100	113,483
Florida State Board of Education GO
Series C
5.00%, 06/01/17		240	281,671
Series D
5.50%, 06/01/17		150	179,121
Series E
5.00%, 06/01/17		175	205,385
Florida State Board of Education RB Miscellaneous Revenue
Series A
5.00%, 07/01/17		200	234,408
Series B
5.00%, 07/01/17		200	234,408
Series E
5.00%, 07/01/17		200	234,408
Florida State Department of Environmental Protection RB Miscellaneous Taxes
Series B
5.25%, 07/01/17		215	253,244
Florida State Department of Environmental Protection RB Sales Tax Revenue
Series A
3.25%, 07/01/17		100	109,378
Florida State Department of Transportation RB Highway Revenue Tolls
Series A
5.00%, 07/01/17		200	234,866

Security		Principal (000s)	Value

Lee County School Board COP Lease Renewal
Series B
5.00%, 08/01/17		$100	$115,908
Miami-Dade County Transit System RB Sales Surtax Revenue
4.00%, 07/01/17		115	128,912
5.00%, 07/01/17		100	116,247
Miami-Dade County Transit System RB Sales Tax Revenue
5.00%, 07/01/17	(AGM)	100	116,247
State of Florida GO
Series A
5.00%, 07/01/17		210	247,093
Series B
5.00%, 06/01/17		110	129,099
Series D
5.00%, 06/01/17		200	234,726

			3,401,826
GEORGIA — 4.28%
County of Cobb RB Water & Sewerage Revenue
4.50%, 07/01/17		100	116,143
Georgia State Road & Tollway Authority RB Federal Grant Revenue
Series A
4.00%, 06/01/17	(AGM)	100	112,516
Georgia State Road & Tollway Authority RB Miscellaneous Taxes
Series A
5.00%, 06/01/17		425	495,554
State of Georgia GO
Series B
5.00%, 07/01/17		100	118,240
Series E
5.00%, 08/01/19	(PR 08/01/17)	650	771,335
5.00%, 08/01/21	(PR 08/01/17)	600	712,002
Series I
5.00%, 07/01/17		470	555,728
Series J-1
4.00%, 07/01/17		175	199,581

			3,081,099

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2013

Security		Principal (000s)	Value

HAWAII — 1.92%
City & County of Honolulu GO
Series A
4.00%, 08/01/17		$125	$142,126
Series B
2.50%, 08/01/17		100	107,310
City & County of Honolulu RB Wastewater Revenue
Series A
3.25%, 07/01/17		100	110,126
4.25%, 07/01/17	(NPFGC)	150	171,453
5.00%, 07/01/17		125	146,791
State of Hawaii GO
Series DN
5.00%, 08/01/17		150	176,942
Series DQ
5.00%, 06/01/17		250	293,408
State of Hawaii RB Fuel Sales Tax Revenue
5.50%, 07/01/17		200	238,394

			1,386,550
IDAHO — 0.15%
Ada & Canyon Counties Joint School District No. 2 Meridian GO
Series 2010
3.00%, 07/30/17		100	108,729

			108,729
ILLINOIS — 1.98%
Metropolitan Pier & Exposition Authority RB Miscellaneous Taxes
Series A
5.50%, 06/15/17	(NPFGC-FGIC)	90	106,580
Metropolitan Pier & Exposition Authority RB Sales Tax Revenue
5.20%, 06/15/17	(NPFGC)	100	117,187
Regional Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/17		150	174,780
5.75%, 06/01/17	(AGM)	125	149,025
State of Illinois GO
Series A
5.00%, 06/01/17		305	347,334

Security		Principal (000s)	Value

State of Illinois RB Sales Tax Revenue
5.00%, 06/15/17		$355	$415,545
Second Series
5.50%, 06/15/17	(NPFGC-FGIC)	100	118,845

			1,429,296
IOWA — 0.64%
Iowa Finance Authority RB Miscellaneous Revenue
4.25%, 08/01/17		250	287,145
State of Iowa RB General Fund Revenue
Series A
5.00%, 06/01/17		150	175,641

			462,786
KANSAS — 0.64%
Johnson County Water District No. 1 RB Water Revenue
4.50%, 06/01/17		400	462,252

			462,252
KENTUCKY — 0.33%
Kentucky State Property & Buildings Commission RB Lease Renewal
Series A
5.00%, 08/01/17		100	117,157
Kentucky Turnpike Authority RB Lease Renewal
Series A
5.00%, 07/01/17		100	117,525

			234,682
LOUISIANA — 0.25%
Louisiana Public Facilities Authority RB Miscellaneous Revenue
4.00%, 06/01/17	(AMBAC)	165	179,339

			179,339
MAINE — 0.16%
Maine Turnpike Authority RB Highway Revenue Tolls
5.00%, 07/01/17	(AGM)	100	117,410

			117,410
MARYLAND — 4.57%
City of Baltimore RB Sewer Revenue
Series D
5.00%, 07/01/17	(AMBAC)	115	135,471

66	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2013

Security	Principal (000s)	Value

County of Baltimore GO
5.00%, 08/01/17	$170	$201,525
County of Frederick GO
4.00%, 06/01/17	50	56,733
County of Howard GO
Series B
5.00%, 08/15/17	215	255,070
County of Montgomery GO
Series A
5.00%, 07/01/17	100	118,240
5.00%, 08/01/17	200	237,088
Maryland State Department of Transportation RB Income Tax Revenue
Second Series
5.00%, 06/01/17	100	117,842
Maryland State Transportation Authority RB Transit Revenue
5.00%, 07/01/17	225	265,052
Series A
4.00%, 07/01/17	100	113,617
5.00%, 07/01/17	100	117,801
Prince George’s County GOL
Series B
5.00%, 07/15/17	100	118,385
State of Maryland GO
Second Series
5.00%, 07/15/17	250	295,962
5.00%, 08/01/17	225	266,724
Second Series A
3.00%, 08/15/17	100	109,973
Second Series B
5.00%, 08/01/17	275	325,996
5.25%, 08/15/17	220	263,476
Washington Suburban Sanitary District GO
5.00%, 06/01/17	250	294,833

		3,293,788
MASSACHUSETTS — 5.05%
Commonwealth of Massachusetts GO
Series C
5.25%, 08/01/17	150	179,291

Security		Principal (000s)	Value

Commonwealth of Massachusetts GOL
Series A
5.00%, 08/01/17		$200	$236,918
Series B
3.00%, 07/01/17		100	109,765
5.00%, 06/01/17		100	117,838
5.00%, 07/01/17		150	177,221
Series D
5.50%, 08/01/17		215	259,279
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series B
5.25%, 07/01/17		235	279,725
Series C
5.50%, 07/01/17		500	600,778
Massachusetts Port Authority RB Port Airport & Marina Revenue
Series B
4.50%, 07/01/17	(AGM)	100	113,971
Series D
5.00%, 07/01/17	(AGM)	100	116,044
Massachusetts School Building Authority RB Sales Tax Revenue
Series B
4.00%, 08/15/17		300	342,384
Massachusetts Water Pollution Abatement Trust RB Water Revenue
5.25%, 08/01/17		200	239,130
Series 14
3.50%, 08/01/17		100	112,089
Series A
5.25%, 08/01/17		285	340,760
Massachusetts Water Resources Authority RB General Revenue
Series J
5.25%, 08/01/17	(AGM)	350	416,756

			3,641,949
MINNESOTA — 2.03%
State of Minnesota GO
5.00%, 08/01/17		300	355,632
Series A
5.00%, 06/01/17		100	117,933
5.00%, 08/01/17		150	177,816

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2013

Security		Principal (000s)	Value

Series B
5.00%, 08/01/17		$100	$118,544
Series C
5.00%, 08/01/17		100	118,544
Series D
3.00%, 08/01/17		150	164,999
5.00%, 08/01/17		250	296,360
Series F
4.00%, 08/01/17		100	114,271

			1,464,099
MISSISSIPPI — 0.16%
Mississippi Development Bank RB Miscellaneous Revenue
Series C
5.00%, 08/01/17		100	115,175

			115,175
MISSOURI — 0.16%
Missouri State Environmental Improvement & Energy Resources Authority RB Water Revenue
Series B
5.00%, 07/01/17		100	117,870

			117,870
NEVADA — 1.67%
Clark County RB Fuel Sales Tax Revenue
5.00%, 07/01/17	(AMBAC)	250	291,867
Clark County RB Port Airport & Marina Revenue
Series D
5.00%, 07/01/17		200	232,494
Clark County RB Sales Tax Revenue
Series B
3.00%, 07/01/17		150	161,466
Clark County School District GOL
Series B
4.50%, 06/15/17	(AMBAC)	300	342,963
State of Nevada GOL
Series D
5.00%, 06/01/17		150	176,060

			1,204,850

Security		Principal (000s)	Value

NEW HAMPSHIRE — 1.23%
New Hampshire Municipal Bond Bank RB Miscellaneous Revenue
Series A
5.00%, 08/15/17		$475	$560,077
State of New Hampshire GO
Series A
5.00%, 07/01/17		100	118,055
Series B
5.00%, 06/01/17		175	206,066

			884,198
NEW JERSEY — 3.06%
Camden County Municipal Utilities Authority RB Sewer Revenue
5.25%, 07/15/17	(GTD)	100	117,324
New Jersey Educational Facilities Authority RB College & University Revenue
Series F
4.50%, 07/01/17		250	291,045
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls
Series A
5.75%, 06/15/17		315	376,167
State of New Jersey GO
5.00%, 06/01/17		215	251,963
5.00%, 06/01/23	(PR 06/01/17)	115	136,009
5.00%, 06/01/26	(PR 06/01/17)	100	118,269
5.00%, 06/01/27	(PR 06/01/17)	170	201,057
Series L
5.25%, 07/15/17	(AMBAC)	100	118,666
Series N
5.50%, 07/15/17	(NPFGC-FGIC)	400	478,880
Series Q
5.00%, 08/15/17		100	117,897

			2,207,277
NEW MEXICO — 0.90%
City of Albuquerque RB Miscellaneous Taxes
Series B
5.00%, 07/01/17		150	177,567

68	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2013

Security	Principal (000s)	Value

New Mexico Finance Authority RB Federal Grant Revenue
Series B
5.00%, 06/15/17	$100	$117,714
State of New Mexico RB Miscellaneous Taxes
5.00%, 07/01/17	100	117,939
Series A
5.00%, 07/01/17	200	235,878

		649,098
NEW YORK — 10.85%
City of Albany GOL
Series A
2.00%, 07/01/17	100	104,094
City of New York GO
Series A
3.00%, 08/01/17	100	108,966
Series A-1
4.00%, 08/01/17	115	130,197
4.00%, 08/15/17	100	113,308
4.20%, 08/01/17	210	239,536
5.00%, 08/01/17	515	604,945
Series C
3.00%, 08/01/17	100	108,966
5.00%, 08/01/17	405	475,733
Series E
4.00%, 08/01/17	100	113,215
5.00%, 08/01/17	725	851,621
Series G
4.00%, 08/01/17	100	113,215
Series I
5.00%, 08/01/17	350	411,127
Series I-1
4.00%, 08/01/17	100	113,215
Series J-1
5.00%, 08/01/17	235	276,043
New York City Municipal Water Finance Authority RB Water Revenue
Series AA
5.00%, 06/15/17	340	400,102
Series EE
5.00%, 06/15/17	155	182,399
Series FF-1
4.00%, 06/15/17	160	181,443

Security		Principal (000s)	Value

New York City Transitional Finance Authority RB Miscellaneous Revenue
Series S-1
4.50%, 07/15/17	(SAW)	$275	$315,909
New York City Transitional Finance Authority RB Sales Tax Revenue
Series A-3
4.00%, 08/01/17		235	267,120
New York City Trust for Cultural Resources RB Miscellaneous Revenue
Series D
4.00%, 08/01/17		250	283,597
New York State Dormitory Authority RB College & University Revenue
4.75%, 07/01/17		100	115,889
5.00%, 07/01/17		185	216,321
Series A
3.10%, 07/01/17		200	219,352
5.00%, 07/01/17		100	117,387
6.00%, 07/01/17	(NPFGC)	100	121,750
New York State Dormitory Authority RB Income Tax Revenue
Series D
5.00%, 06/15/17		175	205,856
New York State Dormitory Authority RB Miscellaneous Revenue
3.00%, 07/01/17		100	108,382
5.00%, 07/01/17		235	274,464
New York State Environmental Facilities Corp. RB Water Revenue
5.50%, 06/15/17		150	179,900
Series A
5.00%, 06/15/17		100	117,860
5.00%, 08/15/17		200	237,008
Series B
5.00%, 06/15/17		125	147,325
Series C
5.00%, 06/15/17		210	247,506
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
5.00%, 08/15/17	(AGM)	100	117,972

			7,821,723

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2013

Security		Principal (000s)	Value

NORTH CAROLINA — 1.04%
City of Charlotte GO
5.00%, 08/01/17		$260	$308,214
City of Charlotte RB Water & Sewer Revenue
Series B
5.00%, 07/01/17		100	118,055
County of Mecklenburg GO
Series A
5.00%, 08/01/17		175	207,452
State of North Carolina GO
Series B
5.00%, 06/01/17		100	117,933

			751,654
OHIO — 2.47%
City of Columbus GO
Series 2012-3
5.00%, 08/15/17		325	385,105
Ohio State Water Development Authority RB Water Revenue
5.00%, 06/01/17		270	317,126
State of Ohio GO
Series B
5.00%, 08/01/17		300	353,742
Series C
5.00%, 08/01/17		315	371,133
State of Ohio RB Federal Grant Revenue
Series 2008-1
5.00%, 06/15/17		100	117,214
State of Ohio RB Highway Revenue Tolls
Series 2007-1
5.00%, 06/15/17	(AGM)	100	117,214
5.50%, 06/15/17	(AGM)	100	119,280

			1,780,814
OKLAHOMA — 0.76%
Grand River Dam Authority RB Electric Power & Light Revenues
Series A
5.00%, 06/01/17	(BHAC)	150	175,303
Oklahoma Capitol Improvement Authority RB Miscellaneous Revenue
4.00%, 07/01/17		100	112,944

Security		Principal (000s)	Value

State of Oklahoma GO
Series A
4.00%, 07/15/17		$125	$142,153
5.00%, 07/15/17		100	117,942

			548,342
OREGON — 0.64%
Clackamas County School District No. 12 North Clackamas GO
5.00%, 06/15/17	(AGM, GTD)	190	223,778
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow GO
5.25%, 06/15/17	(AGM, GTD)	100	118,585
Portland Community College District GO
5.00%, 06/15/17		100	117,641

			460,004
PENNSYLVANIA — 3.94%
City of Philadelphia RB Water & Wastewater Revenue
Series A
5.00%, 06/15/17	(AGM)	175	203,346
Commonwealth of Pennsylvania GO
Second Series
5.00%, 08/01/20	(PR 08/01/17)	175	207,585
Third Series
5.00%, 07/15/17		575	678,166
5.38%, 07/01/17		100	119,370
5.38%, 07/01/17	(AGM)	400	477,480
Delaware Valley Regional Finance Authority RB Miscellaneous Revenue
5.75%, 07/01/17		450	519,534
Pennsylvania Economic Development Financing Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/17		70	82,655
Pennsylvania Higher Educational Facilities Authority RB College & University Revenue
3.50%, 08/01/17		150	166,799
5.00%, 08/01/17		100	117,670

70	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2013

Security		Principal (000s)	Value

Series AN
5.00%, 06/15/17		$125	$145,529
Pennsylvania State University RB College & University Revenue
Series B
5.25%, 08/15/17		100	119,032

			2,837,166
PUERTO RICO — 3.12%
Commonwealth of Puerto Rico GO
Series A
5.50%, 07/01/17		100	107,127
5.50%, 07/01/17	(XLCA)	295	316,025
Series B
5.25%, 07/01/17	(Call 07/01/16)	150	157,184
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series JJ
5.38%, 07/01/17	(XLCA)	365	396,273
Series LL
5.50%, 07/01/17		170	185,405
Series TT
5.00%, 07/01/17		100	107,087
Puerto Rico Highway & Transportation Authority RB Highway Revenue Tolls
Series AA
5.50%, 07/01/17	(NPFGC)	155	178,273
Series BB
5.25%, 07/01/17	(AMBAC)	150	159,469
Puerto Rico Infrastructure Financing Authority RB Sales Tax Revenue
Series C
5.50%, 07/01/17	(AMBAC)	350	373,310
Puerto Rico Municipal Finance Agency GO
Series C
5.25%, 08/01/17	(AGM)	240	264,470

			2,244,623
SOUTH CAROLINA — 0.33%
State of South Carolina GO
Series A
5.00%, 06/01/17		200	235,774

			235,774

Security		Principal (000s)	Value

SOUTH DAKOTA — 0.16%
South Dakota State Building Authority RB Miscellaneous Revenue
5.00%, 06/01/17	(AGM)	$100	$116,941

			116,941
TENNESSEE — 0.78%
City of Johnson GO
4.00%, 06/01/17		100	113,395
Metropolitan Government of Nashville & Davidson County GO
Series A
5.00%, 07/01/17		280	330,618
Metropolitan Government of Nashville & Davidson County RB Water & Sewer Revenue
5.00%, 07/01/17		100	116,520

			560,533
TEXAS — 6.09%
Austin Independent School District GO
5.00%, 08/01/17	(PSF)	100	118,290
City of Carrollton GOL
4.00%, 08/15/17		200	227,050
City of Dallas RB Miscellaneous Revenue
5.00%, 08/15/17	(AGM)	100	114,642
City of El Paso GOL
5.00%, 08/15/17		100	117,736
City of Houston RB Port Airport & Marina Revenue
Series B
5.00%, 07/01/17	(NPFGC-FGIC)	150	174,440
Corpus Christi Independent School District GO
5.00%, 08/15/17		100	118,100
County of Harris GOL
Series C
5.00%, 08/15/17		150	177,363
County of Harris RB Highway Revenue Tolls
Series A
5.00%, 08/15/17	(NPFGC)	100	117,675
Del Mar College District GOL
5.00%, 08/15/17		100	118,827

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2013

Security		Principal (000s)	Value

Denton Independent School District GO
4.50%, 08/15/17		$125	$144,606
Houston Independent School District GOL
Series A
5.00%, 08/15/17	(PSF)	100	118,432
Klein Independent School District GO
Series A
4.00%, 08/01/17		250	283,677
Lone Star College System (Harris and Montgomery Counties) GO
Series A
5.00%, 08/15/17		100	118,005
Mesquite Independent School District GO
4.25%, 08/15/17	(PSF)	230	264,969
North East Independent School District GO
Series A
5.00%, 08/01/17	(PSF)	250	295,725
Northside Independent School District GO
4.00%, 08/15/17	(PSF)	100	114,128
Round Rock Independent School District GO
5.00%, 08/01/17		105	124,205
State of Texas GO
Series A
5.00%, 08/01/17		100	118,384
Series B
5.00%, 08/01/17		100	118,384
Series E
4.00%, 08/01/17		115	130,914
Texas Tech University RB College & University Revenue
Series A
5.00%, 08/15/17		100	118,005
Texas Water Development Board RB Water Revenue
Series A
5.00%, 07/15/17		225	265,684

Security	Principal (000s)	Value

University of Texas System Board of Regents RB College & University Revenue
Series A
5.00%, 08/15/17	$125	$147,880
Series B
3.00%, 08/15/17	100	109,700
5.00%, 08/15/17	100	118,304
5.25%, 08/15/17	210	250,696
Series C
5.00%, 08/15/17	125	147,880
Series E
5.00%, 08/15/17	100	118,304

4,392,005
UTAH — 1.66%
State of Utah GO
Series A
4.00%, 07/01/17	350	399,322
5.00%, 07/01/17	315	372,601
Series C
5.00%, 07/01/17	360	425,830

1,197,753
VIRGINIA — 2.73%
City of Richmond GO
Series C
5.00%, 07/15/17	(SAW)	100	117,850
City of Virginia Beach GO
Series B
5.00%, 07/15/17	125	147,981
Commonwealth of Virginia GO
Series B
4.00%, 06/01/17	100	113,908
5.00%, 06/01/17	150	177,035
County of Henrico GO
5.00%, 07/15/17	100	118,479
Virginia Beach Development Authority RB Miscellaneous Revenue
Series B
5.00%, 08/01/17	100	117,558
Virginia Public Building Authority RB Miscellaneous Revenue
Series A
5.00%, 08/01/17	335	395,327

72	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2013

Security		Principal (000s)	Value

Virginia Public School Authority RB Miscellaneous Revenue
Series B
5.00%, 08/01/17		$230	$271,418
5.25%, 08/01/17		300	357,219
Series C
5.00%, 08/01/17	(SAW)	125	147,510

			1,964,285
WASHINGTON — 5.88%
Energy Northwest RB Electric Power & Light Revenues
Series A
5.00%, 07/01/17		1,340	1,576,684
5.25%, 07/01/17	(NPFGC)	245	290,835
Series C
0.00%, 07/01/17		100	95,557
5.25%, 07/01/17	(NPFGC)	100	118,708
Series D
5.00%, 07/01/17		100	117,663
Port of Seattle RB Port Airport & Marina Revenue
Series A
4.00%, 08/01/17		100	112,551
State of Washington COP Lease Appropriation
Series B
4.50%, 07/01/17		100	115,164
State of Washington GO
Series B
5.00%, 07/01/17	(AGM)	200	235,326
Series C
5.50%, 07/01/17		130	155,679
Series R-2007C
5.00%, 07/01/17		385	453,002
Series R-2011B
5.00%, 07/01/17		100	117,663
Series R-2011C
5.00%, 07/01/17		720	847,174

			4,236,006

Security		Principal (000s) or Shares	Value

WEST VIRGINIA — 0.16%
West Virginia School Building Authority RB Miscellaneous Revenue
5.00%, 07/01/17		$100	$117,021

			117,021
WISCONSIN — 1.02%
State of Wisconsin RB Miscellaneous Revenue
Series 1
4.00%, 07/01/17		150	169,449
5.00%, 07/01/17		100	117,135
5.00%, 07/01/17	(NPFGC-FGIC)	110	129,277
State of Wisconsin RB Water Revenue
Series 2
5.00%, 06/01/17		100	117,499
Wisconsin Public Power Inc. RB Electric Power & Light Revenues
Series A
5.00%, 07/01/17	(AGM)	170	198,897

			732,257

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $69,032,324)			71,242,586

SHORT-TERM INVESTMENTS — 0.23%

MONEY MARKET FUNDS — 0.23%
BlackRock Liquidity Funds — MuniFund, Institutional Shares
0.01%[a,b]		160,850	160,850

			160,850

TOTAL SHORT-TERM INVESTMENTS
(Cost: $160,850)			160,850

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2013

Value

TOTAL INVESTMENTS IN SECURITIES — 99.08%
(Cost: $69,193,174)	$71,403,436
Other Assets, Less Liabilities — 0.92%	665,880

NET ASSETS — 100.00%	$72,069,316

COP  —  Certificates of Participation

GO  —  General Obligation

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAW  —  State Aid Withholding

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Financial Group Inc.

BHAC  —  Berkshire Hathaway Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

XLCA  —  XL Capital Assurance Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

74	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® 2018 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2013

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 97.08%

ARIZONA — 6.89%
City of Phoenix GO
Series C
4.00%, 07/01/18		$50	$57,636
City of Scottsdale GO
3.00%, 07/01/18		50	55,137
Phoenix Civic Improvement Corp. RB Water Revenue
5.25%, 07/01/18		50	60,572

			173,345
CALIFORNIA — 19.94%
Burbank Unified School District GO
Series C
0.00%, 08/01/18		50	45,716
City of Cupertino COP
2.00%, 07/01/18		50	51,722
City of Los Angeles RB Wastewater System Revenue
Series A
5.00%, 06/01/18		50	60,109
Los Angeles Unified School District GO
Series A-1
5.50%, 07/01/18	(FGIC)	75	92,050
San Francisco Unified School District GO
Series E
5.00%, 06/15/18		70	84,217
Southern California Public Power Authority RB Electric Power & Light Revenues
5.00%, 07/01/18		40	48,062
State of California GO
Series A
5.00%, 07/01/18		100	120,041

			501,917
CONNECTICUT — 2.73%
City of Bristol GO
4.00%, 07/15/18		60	68,813

			68,813
DELAWARE — 2.41%
State of Delaware GO
5.00%, 07/01/18		50	60,562

			60,562

Security		Principal (000s)	Value

DISTRICT OF COLUMBIA — 2.86%
District of Columbia GO
Series B
5.25%, 06/01/18	(AMBAC)	$60	$72,010

			72,010
FLORIDA — 4.49%
Florida State Department of Environmental Protection RB Miscellaneous Taxes
Series B
5.25%, 07/01/18		50	60,232
State of Florida RB Lottery Revenue
Series A
4.50%, 07/01/18		45	52,745

			112,977
HAWAII — 5.22%
City & County of Honolulu RB Wastewater System Revenue
Series 2009A
5.00%, 07/01/18		60	71,415
County of Maui GO
5.00%, 06/01/18		50	59,983

			131,398
ILLINOIS — 2.06%
Metropolitan Pier & Exposition Authority RB Dedicated State Tax Revenue
0.00%, 06/15/18		55	51,956

			51,956
KENTUCKY — 2.39%
Kentucky Turnpike Authority Economic Development Road Revenue
Series A
5.00%, 07/01/18		50	60,021

			60,021
MARYLAND — 5.31%
Maryland State Transportation Authority RB Transit Revenue
5.00%, 07/01/18		60	72,229
State of Maryland GO
5.25%, 08/15/18		50	61,348

			133,577

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Continued)

iSHARES® 2018 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2013

Security	Principal (000s)	Value

MICHIGAN — 2.40%
Michigan Finance Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/18	$50	$60,362

		60,362
MINNESOTA — 4.82%
State of Minnesota GO
Series A
5.00%, 08/01/18	100	121,265

		121,265
NEW JERSEY — 1.92%
New Jersey Economic Development Authority
Series A
0.00%, 07/01/18	55	48,340

		48,340
NEW YORK — 8.28%
City of New York GO
Series E
4.00%, 08/01/18	25	28,625
Series F
5.00%, 08/01/18	50	59,830
New York City Municipal Water Finance Authority RB Water Revenue
5.00%, 06/15/18	50	60,157
New York City Transitional Finance Authority RB Miscellaneous Revenue
Series S-1
5.00%, 07/15/18	50	59,870

		208,482
NORTH CAROLINA — 1.18%
City of Charlotte RB Port Airport & Marina Revenue
5.00%, 07/01/18	25	29,616

		29,616
OHIO — 2.29%
State of Ohio GO
Series C
4.00%, 08/01/18	50	57,496

		57,496

Security		Principal (000s) 0r Shares	Value

PENNSYLVANIA — 4.78%
Commonwealth of Pennsylvania GO
First Series
5.00%, 07/01/18		$100	$120,268

			120,268
PUERTO RICO — 3.23%
Commonwealth of Puerto Rico GO
Series A
5.50%, 07/01/18		50	53,940
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series JJ
5.38%, 07/01/18	(XLCA)	25	27,271

			81,211
UTAH — 4.81%
State of Utah GO
Series C
5.00%, 07/01/18		100	121,067

			121,067
WASHINGTON — 9.07%
City of Seattle RB Electric Power & Light Revenues
Series A
5.00%, 06/01/18		55	65,951
Energy Northwest RB Nuclear Revenue
Series A
5.00%, 07/01/18		85	102,179
State of Washington GO
Series B
5.00%, 08/01/18		50	60,227

			228,357

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $2,426,838)			2,443,040

SHORT-TERM INVESTMENTS — 2.02%

MONEY MARKET FUNDS — 2.02%
BlackRock Liquidity Funds — MuniFund, Institutional Shares
0.01%[a,b]		50,863	50,863

			50,863

TOTAL SHORT-TERM INVESTMENTS
(Cost: $50,863)			50,863

76	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2018 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2013

Value

TOTAL INVESTMENTS IN SECURITIES — 99.10%
(Cost: $2,477,701)	$2,493,903
Other Assets, Less Liabilities — 0.90%	22,687

NET ASSETS — 100.00%	$2,516,590

COP  —  Certificates of Participation

GO  —  General Obligation

RB  —  Revenue Bond

Insured by:

AMBAC  —  Ambac Financial Group Inc.

FGIC  —  Financial Guaranty Insurance Co.

XLCA  —  XL Capital Assurance Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	77

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2013

	iShares 2013 S&P AMT-Free Municipal Series	iShares 2014 S&P AMT-Free Municipal Series	iShares 2015 S&P AMT-Free Municipal Series

ASSETS
Investments, at cost:
Unaffiliated	$37,419,910	$48,007,868	$56,810,373
Affiliated (Note 2)	43,593	38,414	74,136

Total cost of investments	$37,463,503	$48,046,282	$56,884,509

Investments in securities, at fair value (Note 1):
Unaffiliated	$37,492,110	$48,447,454	$57,817,541
Affiliated (Note 2)	43,593	38,414	74,136

Total fair value of investments	37,535,703	48,485,868	57,891,677
Receivables:
Interest	456,169	518,142	603,708

Total Assets	37,991,872	49,004,010	58,495,385

LIABILITIES
Payables:
Investment advisory fees (Note 2)	9,676	12,481	14,896

Total Liabilities	9,676	12,481	14,896

NET ASSETS	$37,982,196	$48,991,529	$58,480,489

Net assets consist of:
Paid-in capital	$37,890,799	$48,525,657	$57,430,947
Undistributed net investment income	19,579	23,825	41,976
Undistributed net realized gain (accumulated net realized loss)	(382)	2,461	398
Net unrealized appreciation	72,200	439,586	1,007,168

NET ASSETS	$37,982,196	$48,991,529	$58,480,489

Shares outstanding[a]	750,000	950,000	1,100,000

Net asset value per share	$50.64	$51.57	$53.16

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

78	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2013

	iShares 2016 S&P AMT-Free Municipal Series	iShares 2017 S&P AMT-Free Municipal Series	iShares 2018 S&P AMT-Free Municipal Series

ASSETS
Investments, at cost:
Unaffiliated	$54,283,299	$69,032,324	$2,426,838
Affiliated (Note 2)	103,642	160,850	50,863

Total cost of investments	$54,386,941	$69,193,174	$2,477,701

Investments in securities, at fair value (Note 1):
Unaffiliated	$55,628,520	$71,242,586	$2,443,040
Affiliated (Note 2)	103,642	160,850	50,863

Total fair value of investments	55,732,162	71,403,436	2,493,903
Receivables:
Interest	542,690	684,245	22,935

Total Assets	56,274,852	72,087,681	2,516,838

LIABILITIES
Payables:
Investment advisory fees (Note 2)	14,333	18,365	248

Total Liabilities	14,333	18,365	248

NET ASSETS	$56,260,519	$72,069,316	$2,516,590

Net assets consist of:
Paid-in capital	$54,866,718	$69,791,524	$2,500,000
Undistributed net investment income	48,413	72,595	388
Undistributed net realized gain (accumulated net realized loss)	167	(5,065)	—
Net unrealized appreciation	1,345,221	2,210,262	16,202

NET ASSETS	$56,260,519	$72,069,316	$2,516,590

Shares outstanding[a]	1,050,000	1,300,000	100,000

Net asset value per share	$53.58	$55.44	$25.17

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	79

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2013

	iShares 2013 S&P AMT-Free Municipal Series	iShares 2014 S&P AMT-Free Municipal Series	iShares 2015 S&P AMT-Free Municipal Series

NET INVESTMENT INCOME
Interest — unaffiliated	$397,635	$485,854	$674,825
Interest — affiliated (Note 2)	92	139	174

Total investment income	397,727	485,993	674,999

EXPENSES
Investment advisory fees (Note 2)	112,713	137,576	143,504

Total expenses	112,713	137,576	143,504

Net investment income	285,014	348,417	531,495

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(382)	2,461	398

Net realized gain (loss)	(382)	2,461	398

Net change in unrealized appreciation/depreciation	(236,030)	(95,039)	(23,208)

Net realized and unrealized loss	(236,412)	(92,578)	(22,810)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$48,602	$255,839	$508,685

See notes to financial statements.

80	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Period ended March 31, 2013

	iShares 2016 S&P AMT-Free Municipal Series	iShares 2017 S&P AMT-Free Municipal Series	iShares 2018 S&P AMT-Free Municipal Series[a]

NET INVESTMENT INCOME
Interest — unaffiliated	$708,974	$1,049,237	$636
Interest — affiliated (Note 2)	107	157	—

Total investment income	709,081	1,049,394	636

EXPENSES
Investment advisory fees (Note 2)	131,868	177,678	248

Total expenses	131,868	177,678	248

Net investment income	577,213	871,716	388

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	167	(5,065)	—

Net realized gain (loss)	167	(5,065)	—

Net change in unrealized appreciation/depreciation	215,579	612,132	16,202

Net realized and unrealized gain	215,746	607,067	16,202

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$792,959	$1,478,783	$16,590

[a]	For the period from March 19, 2013 (commencement of operations) to March 31, 2013.

See notes to financial statements.

FINANCIAL STATEMENTS	81

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares 2013 S&P AMT-Free Municipal Series		iShares 2014 S&P AMT-Free Municipal Series
	Year ended March 31, 2013	Year ended March 31, 2012	Year ended March 31, 2013	Year ended March 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$285,014	$292,964	$348,417	$317,815
Net realized gain (loss)	(382)	23,635	2,461	61,036
Net change in unrealized appreciation/depreciation	(236,030)	189,388	(95,039)	488,582

Net increase in net assets resulting from operations	48,602	505,987	255,839	867,433

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(286,643)	(289,772)	(330,538)	(331,908)

Total distributions to shareholders	(286,643)	(289,772)	(330,538)	(331,908)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,550,771	10,183,982	10,349,680	15,459,754
Cost of shares redeemed	—	(2,545,491)	—	(2,583,343)

Net increase in net assets from capital share transactions	2,550,771	7,638,491	10,349,680	12,876,411

INCREASE IN NET ASSETS	2,312,730	7,854,706	10,274,981	13,411,936

NET ASSETS
Beginning of year	35,669,466	27,814,760	38,716,548	25,304,612

End of year	$37,982,196	$35,669,466	$48,991,529	$38,716,548

Undistributed net investment income included in net assets at end of year	$19,579	$21,208	$23,825	$5,946

SHARES ISSUED AND REDEEMED
Shares sold	50,000	200,000	200,000	300,000
Shares redeemed	—	(50,000)	—	(50,000)

Net increase in shares outstanding	50,000	150,000	200,000	250,000

See notes to financial statements.

82	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares 2015 S&P AMT-Free Municipal Series		iShares 2016 S&P AMT-Free Municipal Series
	Year ended March 31, 2013	Year ended March 31, 2012	Year ended March 31, 2013	Year ended March 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$531,495	$446,053	$577,213	$456,755
Net realized gain	398	2,838	167	6,059
Net change in unrealized appreciation/depreciation	(23,208)	954,575	215,579	1,041,683

Net increase in net assets resulting from operations	508,685	1,403,466	792,959	1,504,497

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(525,469)	(440,715)	(569,515)	(444,967)

Total distributions to shareholders	(525,469)	(440,715)	(569,515)	(444,967)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	21,316,313	13,142,862	21,464,058	15,819,298

Net increase in net assets from capital share transactions	21,316,313	13,142,862	21,464,058	15,819,298

INCREASE IN NET ASSETS	21,299,529	14,105,613	21,687,502	16,878,828

NET ASSETS
Beginning of year	37,180,960	23,075,347	34,573,017	17,694,189

End of year	$58,480,489	$37,180,960	$56,260,519	$34,573,017

Undistributed net investment income included in net assets at end of year	$41,976	$35,950	$48,413	$40,715

SHARES ISSUED
Shares sold	400,000	250,000	400,000	300,000

Net increase in shares outstanding	400,000	250,000	400,000	300,000

See notes to financial statements.

FINANCIAL STATEMENTS	83

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares 2017 S&P AMT-Free Municipal Series		iShares 2018 S&P AMT-Free Municipal Series
	Year ended March 31, 2013	Year ended March 31, 2012	Period from March 19, 2013[a] to March 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$871,716	$658,936	$388
Net realized gain (loss)	(5,065)	9,674	—
Net change in unrealized appreciation/depreciation	612,132	1,659,100	16,202

Net increase in net assets resulting from operations	1,478,783	2,327,710	16,590

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(856,854)	(644,774)	—

Total distributions to shareholders	(856,854)	(644,774)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	27,735,953	19,032,298	2,500,000

Net increase in net assets from capital share transactions	27,735,953	19,032,298	2,500,000

INCREASE IN NET ASSETS	28,357,882	20,715,234	2,516,590

NET ASSETS
Beginning of period	43,711,434	22,996,200	—

End of period	$72,069,316	$43,711,434	$2,516,590

Undistributed net investment income included in net assets at end of period	$72,595	$57,733	$388

SHARES ISSUED
Shares sold	500,000	350,000	100,000

Net increase in shares outstanding	500,000	350,000	100,000

[a]	Commencement of operations.

See notes to financial statements.

84	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 2013 S&P AMT-Free Municipal Series
	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Period from Jan. 7, 2010[a] to Mar. 31, 2010
Net asset value, beginning of period	$50.96	$50.57	$50.02	$50.06

Income from investment operations:
Net investment income[b]	0.39	0.45	0.53	0.13
Net realized and unrealized gain (loss)[c]	(0.32)	0.39	0.55	(0.10)

Total from investment operations	0.07	0.84	1.08	0.03

Less distributions from:
Net investment income	(0.39)	(0.45)	(0.53)	(0.07)

Total distributions	(0.39)	(0.45)	(0.53)	(0.07)

Net asset value, end of period	$50.64	$50.96	$50.57	$50.02

Total return	0.12%	1.66%	2.16%	0.07%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$37,982	$35,669	$27,815	$10,005
Ratio of expenses to average net assets[e]	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[e]	0.76%	0.88%	1.05%	1.11%
Portfolio turnover rate[f]	1%	1%	0%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	85

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 2014 S&P AMT-Free Municipal Series
	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Period from Jan. 7, 2010[a] to Mar. 31, 2010
Net asset value, beginning of period	$51.62	$50.61	$50.02	$50.03

Income from investment operations:
Net investment income[b]	0.39	0.53	0.68	0.15
Net realized and unrealized gain (loss)[c]	(0.06)	1.05	0.59	(0.06)

Total from investment operations	0.33	1.58	1.27	0.09

Less distributions from:
Net investment income	(0.38)	(0.57)	(0.68)	(0.10)

Total distributions	(0.38)	(0.57)	(0.68)	(0.10)

Net asset value, end of period	$51.57	$51.62	$50.61	$50.02

Total return	0.62%	3.14%	2.55%	0.17%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$48,992	$38,717	$25,305	$5,002
Ratio of expenses to average net assets[e]	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[e]	0.76%	1.04%	1.34%	1.33%
Portfolio turnover rate[f]	1%	1%	0%[g]	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Rounds to less than 1%.

See notes to financial statements.

86	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 2015 S&P AMT-Free Municipal Series
	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Period from Jan. 7, 2010[a] to Mar. 31, 2010
Net asset value, beginning of period	$53.12	$51.28	$50.63	$50.49

Income from investment operations:
Net investment income[b]	0.59	0.78	0.89	0.21
Net realized and unrealized gain[c]	0.05	1.85	0.63	0.06

Total from investment operations	0.64	2.63	1.52	0.27

Less distributions from:
Net investment income	(0.60)	(0.79)	(0.87)	(0.13)

Total distributions	(0.60)	(0.79)	(0.87)	(0.13)

Net asset value, end of period	$53.16	$53.12	$51.28	$50.63

Total return	1.19%	5.15%	3.02%	0.54%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$58,480	$37,181	$23,075	$5,063
Ratio of expenses to average net assets[e]	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[e]	1.11%	1.48%	1.74%	1.84%
Portfolio turnover rate[f]	0%[g]	0%[g]	0%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Rounds to less than 1%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	87

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 2016 S&P AMT-Free Municipal Series
	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Period from Jan. 7, 2010[a] to Mar. 31, 2010
Net asset value, beginning of period	$53.19	$50.55	$49.72	$49.66

Income from investment operations:
Net investment income[b]	0.70	0.98	1.11	0.26
Net realized and unrealized gain (loss)[c]	0.41	2.65	0.83	(0.04)

Total from investment operations	1.11	3.63	1.94	0.22

Less distributions from:
Net investment income	(0.72)	(0.99)	(1.11)	(0.16)

Total distributions	(0.72)	(0.99)	(1.11)	(0.16)

Net asset value, end of period	$53.58	$53.19	$50.55	$49.72

Total return	2.08%	7.23%	3.91%	0.44%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$56,261	$34,573	$17,694	$4,972
Ratio of expenses to average net assets[e]	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[e]	1.31%	1.87%	2.17%	2.25%
Portfolio turnover rate[f]	1%	1%	4%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

88	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 2017 S&P AMT-Free Municipal Series
	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Period from Jan. 7, 2010[a] to Mar. 31, 2010
Net asset value, beginning of period	$54.64	$51.10	$50.34	$50.13

Income from investment operations:
Net investment income[b]	0.81	1.11	1.28	0.30
Net realized and unrealized gain[c]	0.82	3.56	0.69	0.09

Total from investment operations	1.63	4.67	1.97	0.39

Less distributions from:
Net investment income	(0.83)	(1.13)	(1.21)	(0.18)

Total distributions	(0.83)	(1.13)	(1.21)	(0.18)

Net asset value, end of period	$55.44	$54.64	$51.10	$50.34

Total return	2.98%	9.22%	3.91%	0.78%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$72,069	$43,711	$22,996	$5,034
Ratio of expenses to average net assets[e]	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[e]	1.47%	2.06%	2.48%	2.57%
Portfolio turnover rate[f]	0%[g]	4%	2%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Rounds to less than 1%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	89

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares 2018 S&P AMT-Free Municipal Series
Period from Mar. 19, 2013[a] to Mar. 31, 2013
Net asset value, beginning of period	$25.00

Income from investment operations:
Net investment income[b]	0.00 [c]
Net realized and unrealized gain[d]	0.17

Total from investment operations	0.17

Net asset value, end of period	$25.17

Total return	0.64%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,517
Ratio of expenses to average net assets[f]	0.30%
Ratio of net investment income to average net assets[f]	0.47%
Portfolio turnover rate[g]	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	Rounds to less than $0.01.
[d]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

90	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Municipal Series	Diversification Classification
2013 S&P AMT-Free	Non-diversified
2014 S&P AMT-Free	Non-diversified
2015 S&P AMT-Free	Non-diversified
2016 S&P AMT-Free	Non-diversified
2017 S&P AMT-Free	Non-diversified
2018 S&P AMT-Free[a]	Non-diversified

[a]	The Fund commenced operations on March 19, 2013.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

NOTES TO FINANCIAL STATEMENTS	91

Notes to Financial Statements (Continued)

iSHARES® TRUST

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

92	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of March 31, 2013. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares Municipal Series and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

2013 S&P AMT-Free
Assets:
Municipal Bonds & Notes	$—	$37,492,110	$—	$37,492,110
Money Market Funds	43,593	—	—	43,593

	$43,593	$37,492,110	$—	$37,535,703

2014 S&P AMT-Free
Assets:
Municipal Bonds & Notes	$—	$48,447,454	$—	$48,447,454
Money Market Funds	38,414	—	—	38,414

	$38,414	$48,447,454	$—	$48,485,868

2015 S&P AMT-Free
Assets:
Municipal Bonds & Notes	$—	$57,817,541	$—	$57,817,541
Money Market Funds	74,136	—	—	74,136

	$74,136	$57,817,541	$—	$57,891,677

2016 S&P AMT-Free
Assets:
Municipal Bonds & Notes	$—	$55,628,520	$—	$55,628,520
Money Market Funds	103,642	—	—	103,642

	$103,642	$55,628,520	$—	$55,732,162

2017 S&P AMT-Free
Assets:
Municipal Bonds & Notes	$—	$71,242,586	$—	$71,242,586
Money Market Funds	160,850	—	—	160,850

	$160,850	$71,242,586	$—	$71,403,436

2018 S&P AMT-Free
Assets:
Municipal Bonds & Notes	$—	$2,443,040	$—	$2,443,040
Money Market Funds	50,863	—	—	50,863

	$50,863	$2,443,040	$—	$2,493,903

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

NOTES TO FINANCIAL STATEMENTS	93

Notes to Financial Statements (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.30% based on the average daily net assets of each Fund.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

94	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the period ended March 31, 2013 were as follows:

iShares Municipal Series	Purchases	Sales
2013 S&P AMT-Free	$4,336,639	$374,440
2014 S&P AMT-Free	12,398,406	270,890
2015 S&P AMT-Free	22,662,804	101,574
2016 S&P AMT-Free	20,952,749	233,272
2017 S&P AMT-Free	29,168,350	210,547
2018 S&P AMT-Free	2,428,538	—

In-kind transactions (see Note 4) for the period ended March 31, 2013 were as follows:

iShares Municipal Series	In-kind Purchases
2016 S&P AMT-Free	$1,741,533

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	INCOME TAX INFORMATION

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences

NOTES TO FINANCIAL STATEMENTS	95

Notes to Financial Statements (Continued)

iSHARES® TRUST

as of March 31, 2013 were reclassified to the following accounts:

iShares Municipal Series	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
2014 S&P AMT-Free	$392	$—	$(392)
2015 S&P AMT-Free	2,838	—	(2,838)
2016 S&P AMT-Free	1,633	—	(1,633)
2017 S&P AMT-Free	8,953	—	(8,953)

The tax character of distributions paid during the periods ended March 31, 2013 and March 31, 2012 was as follows:

iShares Municipal Series	2013	2012
2013 S&P AMT-Free
Tax-exempt income	$286,643	$289,772

2014 S&P AMT-Free
Ordinary income	$—	$16
Tax-exempt income	330,538	331,892

	$330,538	$331,908

2015 S&P AMT-Free
Tax-exempt income	$525,469	$440,715

2016 S&P AMT-Free
Ordinary income	$—	$240
Tax-exempt income	569,515	444,727

	$569,515	$444,967

2017 S&P AMT-Free
Tax-exempt income	$856,854	$644,774

96	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2013, the tax components of accumulated net earnings (losses) were as follows:

iShares Municipal Series	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses [a]	Total
2013 S&P AMT-Free	$—	$19,579	$—	$72,200	$(382)	$91,397
2014 S&P AMT-Free	—	23,825	2,461	439,586	—	465,872
2015 S&P AMT-Free	—	41,976	398	1,007,168	—	1,049,542
2016 S&P AMT-Free	150	48,413	17	1,345,221	—	1,393,801
2017 S&P AMT-Free	—	72,595	—	2,210,262	(5,065)	2,277,792
2018 S&P AMT-Free	—	388	—	16,202	—	16,590

[a]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the period ending March 31, 2014.

As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Municipal Series	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
2013 S&P AMT-Free	$37,463,503	$85,931	$(13,731)	$72,200
2014 S&P AMT-Free	48,046,282	439,812	(226)	439,586
2015 S&P AMT-Free	56,884,509	1,012,989	(5,821)	1,007,168
2016 S&P AMT-Free	54,386,941	1,351,118	(5,897)	1,345,221
2017 S&P AMT-Free	69,193,174	2,220,168	(9,906)	2,210,262
2018 S&P AMT-Free	2,477,701	16,701	(499)	16,202

Management has reviewed the tax positions as of March 31, 2013, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS	97

Notes to Financial Statements (Continued)

iSHARES® TRUST

6.	PLANNED FUND LIQUIDATION

The iShares 2013 S&P AMT-Free Municipal Series will be liquidating on or about August 31, 2013, following the termination of its benchmark index, the S&P AMT-Free Municipal Series 2013 Index, on or about the same date.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

98	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares 2013 S&P AMT-Free Municipal Series, iShares 2014 S&P AMT-Free Municipal Series, iShares 2015 S&P AMT-Free Municipal Series, iShares 2016 S&P AMT-Free Municipal Series, iShares 2017 S&P AMT-Free Municipal Series and iShares 2018 S&P AMT-Free Municipal Series (the “Funds”), at March 31, 2013, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2013 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2013

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	99

Tax Information (Unaudited)

iSHARES® TRUST

Pursuant to Section 852(b)(5)(A) of the Internal Revenue Code, the Funds designate the following amounts of distributions from net investment income as exempt-interest dividends for the fiscal year ended March 31, 2013:

iShares Municipal Series	Exempt- Interest Dividends
2013 S&P AMT-Free	100%
2014 S&P AMT-Free	100
2015 S&P AMT-Free	100
2016 S&P AMT-Free	100
2017 S&P AMT-Free	100

100	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited)

iSHARES® TRUST

iShares 2018 S&P AMT-Free Municipal Series

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA on behalf of the Fund (the “Advisory Contract”). As required by Section 15(c), the Board requested, and BFA provided, such information as the Board, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract.

At a meeting held on December 5-6, 2011, the Board approved the selection of BFA and the Advisory Contract for the Fund, based on its review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Trustees were advised by their independent counsel throughout the process.

In selecting BFA and approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Nature, Extent and Quality of Services to be Provided by BFA — The Board reviewed the scope of services to be required of or provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience as well as the resources expected to be available from BFA and its affiliates for the support of the Fund and its shareholders. The Board considered in particular that BFA’s services for other iShares funds reflect BFA’s core competencies, including BFA’s effective use of its proprietary investment systems analyzing securities market risk, asset class correlations and expected returns. The Board also considered services provided by BFA and its affiliates to other iShares funds in connection with the review of counterparty and issuer credit risk and securities lending opportunities and the oversight of intermediaries that provide shareholder support and processing functions. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds.

The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. The Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures.

The Board took into account discussions at prior Board meetings, including representations and information provided by management regarding the resources and strengths of BFA and the financial condition of BFA and BlackRock.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Fund Expenses — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary methodology (the

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	101

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

“Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track an index similar to that tracked by the Fund, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at-cost” service providers). In support of its review of the statistical information, the Board was provided with a general description of the methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information may or may not provide meaningful direct comparisons to the Fund. The Board also noted that the proposed investment advisory fee rate and overall expenses for the Fund compared favorably to the investment advisory fee rate and overall expenses of the funds in the Lipper Group.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the proposed investment advisory fee and expense levels of the Fund, as compared to the investment advisory fees and expense levels of the funds in the Lipper Group, supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates — The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA on at least an annual basis and will thus be in a position to evaluate whether, following the expiration of the Advisory Contract’s initial two year term, any adjustments in Fund fees would be appropriate.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that the Advisory Contract did not provide for any breakpoints in the Fund’s investment advisory rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate. The Board noted information presented at prior Board meetings regarding BFA’s historic profitability as investment adviser to the iShares fund complex and noted that BFA and BlackRock had continued to make significant investments in the iShares fund complex and the infrastructure supporting the iShares funds.

Based on this review, as well as the discussions described above in connection with the Lipper Group comparisons, the Board, recognizing its responsibility to consider this issue at least annually following an initial two-year period, concluded that the structure of the investment advisory fees reflects appropriate sharing of potential economies of scale with the Fund’s shareholders and supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board considered certain information regarding the investment advisory/management fee rate for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act, collective trust funds, and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts that track the same underlying index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different services provided as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Fund, as publicly traded exchange traded funds, as compared to Other Accounts that are

102	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for Other Accounts that are institutional clients of BFA (or its affiliates), and concluded that the differences appeared to be consistent with the factors discussed. The Board also noted that the investment advisory fee rate applicable to the Fund was higher than that applicable to certain other iShares funds that invest in municipal bonds that do not have a term structure.

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider any ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA would not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, for loaning any portfolio securities. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders.

Based on the considerations described above, the Board determined that the investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Fund and its shareholders to approve the Advisory Contract.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	103

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares Municipal Series	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
2013 S&P AMT-Free	$0.38842	$—	$0.00030	$0.38872	100%	—%	0%[a]		100%
2014 S&P AMT-Free	0.37646	—	0.00122	0.37768	100	—	0	[a]	100
2015 S&P AMT-Free	0.59587	—	0.00140	0.59727	100	—	0	[a]	100
2016 S&P AMT-Free	0.71982	—	0.00096	0.72078	100	—	0	[a]	100
2017 S&P AMT-Free	0.82610	—	0.00218	0.82828	100	—	0	[a]	100

[a]	Rounds to less than 1%.

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

104	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares 2013 S&P AMT-Free Municipal Series

Period Covered: April 1, 2010 through March 31, 2013

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	2	0.27%
Greater than 2.0% and Less than 2.5%	3	0.40
Greater than 1.5% and Less than 2.0%	11	1.46
Greater than 1.0% and Less than 1.5%	41	5.44
Greater than 0.5% and Less than 1.0%	100	13.28
Between 0.5% and –0.5%	560	74.37
Less than –0.5% and Greater than –1.0%	36	4.78

	753	100.00%

iShares 2014 S&P AMT-Free Municipal Series

Period Covered: April 1, 2010 through March 31, 2013

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.0%	1	0.13%
Greater than 3.5% and Less than 4.0%	1	0.13
Greater than 3.0% and Less than 3.5%	2	0.27
Greater than 2.5% and Less than 3.0%	2	0.27
Greater than 2.0% and Less than 2.5%	2	0.27
Greater than 1.5% and Less than 2.0%	1	0.13
Greater than 1.0% and Less than 1.5%	31	4.12
Greater than 0.5% and Less than 1.0%	124	16.47
Between 0.5% and –0.5%	547	72.63
Less than –0.5% and Greater than –1.0%	38	5.05
Less than –1.0% and Greater than –1.5%	4	0.53

	753	100.00%

SUPPLEMENTAL INFORMATION	105

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares 2015 S&P AMT-Free Municipal Series

Period Covered: April 1, 2010 through March 31, 2013

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	1	0.13%
Greater than 2.0% and Less than 2.5%	4	0.53
Greater than 1.5% and Less than 2.0%	3	0.40
Greater than 1.0% and Less than 1.5%	24	3.19
Greater than 0.5% and Less than 1.0%	166	22.05
Between 0.5% and –0.5%	533	70.78
Less than –0.5% and Greater than –1.0%	19	2.52
Less than –1.0% and Greater than –1.5%	3	0.40

	753	100.00%

iShares 2016 S&P AMT-Free Municipal Series

Period Covered: April 1, 2010 through March 31, 2013

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	1	0.13%
Greater than 2.0% and Less than 2.5%	1	0.13
Greater than 1.5% and Less than 2.0%	6	0.80
Greater than 1.0% and Less than 1.5%	28	3.72
Greater than 0.5% and Less than 1.0%	118	15.67
Between 0.5% and –0.5%	536	71.19
Less than –0.5% and Greater than –1.0%	51	6.77
Less than –1.0% and Greater than –1.5%	12	1.59

	753	100.00%

iShares 2017 S&P AMT-Free Municipal Series

Period Covered: April 1, 2010 through March 31, 2013

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.0%	2	0.27%
Greater than 3.5% and Less than 4.0%	3	0.40
Greater than 3.0% and Less than 3.5%	1	0.13
Greater than 2.5% and Less than 3.0%	3	0.40
Greater than 2.0% and Less than 2.5%	4	0.53
Greater than 1.5% and Less than 2.0%	6	0.80
Greater than 1.0% and Less than 1.5%	28	3.72
Greater than 0.5% and Less than 1.0%	143	18.99
Between 0.5% and –0.5%	502	66.66
Less than – 0.5% and Greater than –1.0%	33	4.38
Less than –1.0% and Greater than –1.5%	27	3.59
Less than –1.5% and Greater than – 2.0%	1	0.13

	753	100.00%

106	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Chief Compliance Officer, Treasurer and Secretary shall each hold office until their successors are chosen and qualified, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not interested persons of the Trust (as defined in the 1940 Act) are referred to as Independent Trustees.

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee of iShares Trust also serves as a Director of iShares, Inc., a Director of iShares MSCI Russia Capped Index Fund, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 287 funds (as of March 31, 2013) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees and Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert S. Kapito[a] (56)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of BlackRock, Inc. (since 2007); Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

Michael Latham[b] (47)	Trustee (since 2010); President (since 2007).	Chairman of iShares, BlackRock (since 2011); Global Chief Executive Officer of iShares, BlackRock (2010-2011); Managing Director, BlackRock (since 2009); Head of Americas iShares, Barclays Global Investors (“BGI”) (2007-2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005-2009); Chief Operating Officer of the Intermediary Investor and Exchange-Traded Products Business, BGI (2003-2007).	Director of iShares, Inc. (since 2010); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	107

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert H. Silver (57)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Paine Webber Inc.) (2003-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Independent Chairman of iShares, Inc., iShares MSCI Russia Capped Index Fund, Inc. and iShares U.S. ETF Trust (since 2012).

Cecilia H. Herbert (64)	Trustee (since 2005); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).

Trustee and Member (since 2011) of the Investment Committee, WNET, the New York public broadcasting company; Director (since 1998) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010), the Thacher School; Member (since 1994) and Chair (1994-2005) of the Investment Committee, Archdiocese

of San Francisco.

Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (69)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (57)	Trustee (since 2005); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

108	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
John E. Martinez (51)	Trustee (since 2003); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

George G.C. Parker (74)	Trustee (since 2000).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University Graduate School of Business (Professor since 1973; Emeritus since 2006).	Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Madhav V. Rajan (48)	Trustee (since 2011); 15(c) Committee Chair (since 2012).	Robert K. Jaedicke Professor of Accounting and Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Visiting Professor, University of Chicago (2007-2008).	Director of iShares, Inc. (since 2011); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

TRUSTEE AND OFFICER INFORMATION	109

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years
Edward B. Baer (44)	Vice President and Chief Legal Officer (since 2012).	Managing Director of Legal & Compliance, BlackRock (since 2006); Director of Legal & Compliance, BlackRock (2004-2006).

Eilleen M. Clavere (60)	Secretary (since 2007).	Director of Global Fund Administration, BlackRock (since 2009); Director of Legal Administration of Intermediary Investor Business, BGI (2006-2009); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel of Kirkpatrick & Lockhart LLP (2001-2005).

Jack Gee (53)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Scott Radell (44)	Executive Vice President (since 2012).	Managing Director, BlackRock (since 2009); Head of Portfolio Solutions, BlackRock (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (50)	Executive Vice President (since 2007).	Senior Managing Director, BlackRock (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (49)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Head of Strategic Product Initiatives for iShares (since 2012); Chief Legal Officer, Exchange-Traded Fund Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

110	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2013 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries All other marks are the property of their respective owners.

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iS-AR-38-0313

MARCH 31, 2013

2013 ANNUAL REPORT

iShares Trust

➢	iShares S&P International Preferred Stock Index Fund | IPFF | NYSE Arca
➢	iShares S&P U.S. Preferred Stock Index Fund | PFF | NYSE Arca
➢	iShares Nasdaq Biotechnology Index Fund | IBB | NASDAQ

Management’s Discussion of Fund Performance

iSHARES® TRUST

GLOBAL MARKET OVERVIEW

Global stocks posted double-digit gains for the 12 months ended March 31, 2013 (the “reporting period”). The majority of the gains in the global equity markets occurred during the last half of the reporting period as some concerns and uncertainties that held stocks in check during the first six months of the reporting period were alleviated or temporarily resolved during the last six months.

Global equity markets were volatile during the first half of the reporting period as uncertain outcomes in the U.S. presidential election and the “fiscal cliff” (the expiration of certain federal tax cuts and the implementation of automatic U.S. government spending reductions set to take place in early 2013) weighed on investor confidence. In addition, concerns about the lingering European sovereign debt crisis and a broad deceleration in global economic activity contributed to the volatility in global stock markets. The end result was a modest gain for global stocks over the first six months of the reporting period.

Market conditions changed during the last half of the reporting period. The U.S. presidential election in November 2012 maintained the status quo, and the fiscal cliff was temporarily resolved in early 2013. Meanwhile, global economic conditions improved as central banks around the world took more aggressive actions to stimulate economic growth. Most notably, central banks in the U.S. and U.K. increased their quantitative easing activity, while the Bank of Japan introduced quantitative easing measures for the first time. These developments contributed to a sharp rally in global equity markets over the last six months of the reporting period.

From a regional perspective, U.S. stocks gained approximately 15% for the reporting period. Promising signs of economic growth — including a four-year low of 7.7% for the unemployment rate, evidence of a burgeoning recovery in the housing market, and a declining inflation rate — provided a lift to the U.S. equity market. Another beneficial development was the Federal Reserve’s actions during the reporting period; the Federal Reserve implemented a third round of quantitative easing and announced that it would keep its short-term interest rate target at its current record low level until the unemployment rate falls below 6.5%.

European equity markets returned approximately 10% for the reporting period. Concerns about the ongoing bailout of Greece and recessions spreading across southern Europe put downward pressure on European stocks in the spring and summer of 2012. In September, however, the European Central Bank pledged to protect the euro and support bond markets in the euro zone, and these actions helped restore confidence in the region’s financial markets. Consequently, European stocks rebounded in late 2012 and early 2013, led by markets in Belgium, Switzerland, and Sweden.

Stocks in the Asia/Pacific region benefited from strong economic growth in many countries, led by Australia and New Zealand. The main exception was Japan, which continued to struggle with a long-dormant economy. However, the Bank of Japan’s new governor took meaningful steps to revive the stagnant Japanese economy by implementing aggressive quantitative easing measures in early 2013.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® S&P INTERNATIONAL PREFERRED STOCK INDEX FUND

Performance as of March 31, 2013

Average Annual Total Returns						Cumulative Total Returns
Year Ended 3/31/13			Inception to 3/31/13			Inception to 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
7.80%	7.96%	8.58%	9.66%	10.26%	10.41%	13.52%	14.38%	14.58%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 11/15/11. The first day of secondary market trading was 11/17/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,024.40	$2.78	$1,000.00	$1,022.20	$2.77	0.55%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

6	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P INTERNATIONAL PREFERRED STOCK INDEX FUND

The iShares S&P International Preferred Stock Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P International Preferred Stock Index™ (the “Index”). The Index measures the performance of a select group of preferred stocks from non-U.S. developed market issuers and traded in non-U.S. developed market venues as defined by the Index provider. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2013, the total return for the Fund was 7.80%, net of fees, while the total return for the Index was 8.58%.

As represented by the Index, international preferred stocks posted solid gains for the reporting period and performed in line with the broad international equity indexes. International preferred stocks generally tracked the pattern of the broad international equity markets during the reporting period — they declined early in the reporting period amid economic, fiscal, and political uncertainty, then rebounded over the last six months as global economic conditions improved. International preferred stocks also benefited from their relatively high dividend yields, which attracted investors seeking higher levels of income in a low interest rate environment.

As of March 31, 2013, nearly 75% of the Index was comprised of financial companies, which were among the better-performing common stocks in international equity markets during the reporting period. Financial stocks benefited from attractive valuations compared with other sectors of the market, as well as a multi-year effort by finance-related companies to strengthen their balance sheets and meet new global capital requirements. A burgeoning recovery in housing markets around the world also provided a lift to the financial sector. The remainder of the Index was comprised of energy companies, utilities, telecommunication services providers, and industrial companies.

PORTFOLIO ALLOCATION

As of 3/31/13

Sector	Percentage of Net Assets

Financial	71.44%
Energy	12.89
Utilities	5.49
Communications	4.29
Consumer Cyclical	2.44
Industrial	1.52
Short-Term and Other Net Assets	1.93

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/13

Security	Percentage of Net Assets

BCE Inc., Series AK, 4.15% (Canada)	4.29%
Lloyds Banking Group PLC, 9.25% (United Kingdom)	3.90
Swedbank AB, 10.00% (Sweden)	3.83
Bank of Montreal, Series 23, 5.40% (Canada)	3.25
Bank of Nova Scotia, Series 32, 3.70% (Canada)	3.12
Toronto-Dominion Bank (The), Series AG, 6.25% (Canada)	3.09
Toronto-Dominion Bank (The), Series AK, 6.25% (Canada)	2.92
City Developments Ltd., 0.00% (Singapore)	2.43
Raven Russia Ltd., 12.00% (United Kingdom)	2.38
Oversea Chinese Banking, 4.20% (Singapore)	2.37

TOTAL	31.58%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

Performance as of March 31, 2013

Average Annual Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Inception to 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
10.29%	10.22%	11.06%	6.85%	6.47%	7.66%	3.86%	3.87%	4.22%

Cumulative Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Inception to 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
10.29%	10.22%	11.06%	39.26%	36.82%	44.60%	25.60%	25.68%	28.25%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 3/26/07. The first day of secondary market trading was 3/30/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,046.60	$2.45	$1,000.00	$1,022.50	$2.42	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

8	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

The iShares S&P U.S. Preferred Stock Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P U.S. Preferred Stock Index™ (the “Index”). The Index measures the performance of a select group of preferred stocks listed on the New York Stock Exchange (NYSE), NYSE Arca, Inc. (NYSE Arca), NYSE Amex, NASDAQ Global Select Market, NASDAQ Select Market or NASDAQ Capital Market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2013, the total return for the Fund was 10.29%, net of fees, while the total return for the Index was 11.06%.

As represented by the Index, U.S. preferred stocks posted double-digit gains for the reporting period, modestly underperforming the broad U.S. equity indexes. Preferred stocks generally tracked the pattern of the broad U.S. equity market during the reporting period — they declined early in the reporting period as economic conditions weakened, then rebounded over the last six months amid signs of improving economic growth. However, preferred stocks experienced a lower level of volatility compared with the broader stock market during the reporting period. The relatively high dividend yields of preferred shares give them characteristics of both equity securities and debt instruments, and the combination helped cushion the overall price volatility of preferred stocks.

As of March 31, 2013, approximately 85% of the Index was comprised of financial companies, which were among the better-performing common stocks in the broad U.S. equity market during the reporting period. Financial stocks benefited from attractive valuations compared with other sectors of the stock market, as well as a multi-year effort by finance-related companies to strengthen their balance sheets and meet new capital requirements. A burgeoning recovery in the U.S. housing market also provided a lift to the financial sector.

PORTFOLIO ALLOCATION

As of 3/31/13

Sector	Percentage of Net Assets

Financial	87.36%
Utilities	4.22
Consumer Cyclical	2.74
Communications	2.23
Energy	1.06
Industrial	0.70
Consumer Non-Cyclical	0.44
Basic Materials	0.27
Technology	0.19
Short-Term and Other Net Assets	0.79

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/13

Security	Percentage of Net Assets

General Motors Co., 4.75%	2.47%
HSBC Holdings PLC, 8.00%	2.46
GMAC Capital Trust I Series 2, 8.13%	1.67
Barclays Bank PLC Series 5, 8.13%	1.56
Wells Fargo & Co. Series J, 8.00%	1.49
Citigroup Capital XIII, 7.88%	1.48
Deutsche Bank Contingent Capital Trust III, 7.60%	1.32
HSBC Holdings PLC, 8.13%	1.30
Bank of America Corp. Series H, 8.20%	1.21
ING Groep NV, 8.50%	1.20

TOTAL	16.16%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

Performance as of March 31, 2013

Average Annual Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Ten Years Ended 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
30.28%	30.21%	30.30%	16.37%	16.36%	16.41%	12.25%	12.24%	12.54%

Cumulative Total Returns
Year Ended 3/31/13			Five Years Ended 3/31/13			Ten Years Ended 3/31/13
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
30.28%	30.21%	30.30%	113.40%	113.35%	113.76%	217.55%	217.37%	225.93%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,123.10	$2.54	$1,000.00	$1,022.50	$2.42	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

10	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

The iShares Nasdaq Biotechnology Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the NASDAQ Biotechnology Index® (the “Index”). The Index contains securities of NASDAQ® listed companies that are classified according to the Industry Classification Benchmark as either biotechnology or pharmaceuticals which also meet other eligibility criteria determined by The NASDAQ OMX Group, Inc. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2013, the total return for the Fund was 30.28%, net of fees, while the total return for the Index was 30.30%.

As represented by the Index, biotechnology stocks rallied sharply during the reporting period, advancing by 30% and outpacing the broad U.S. equity indexes. As of March 31, 2013, biotechnology stocks comprised approximately 76% of the Index, with pharmaceutical stocks making up the remainder. Biotechnology and pharmaceutical stocks held up well during the first half of the reporting period, when the U.S. equity market was buffeted by economic, fiscal, and political uncertainties. In this environment, investors flocked to defensive sectors of the market, and healthcare stocks were among the primary beneficiaries of this trend.

However, biotechnology and pharmaceutical stocks also generated outsized returns during the broad equity market rally that developed over the last half of the reporting period. This was driven in part by industry consolidation as mergers and acquisitions among biotechnology firms accelerated during the reporting period. In addition, biotechnology stocks benefited from a strong pipeline of new medications gaining regulatory approval, including drugs to treat multiple sclerosis, hepatitis C, and various forms of cancer. Healthy investor demand for high dividend yields also provided a lift to pharmaceutical stocks, which have notably higher dividend yields than the broader equity market.

PORTFOLIO ALLOCATION

As of 3/31/13

Sector	Percentage of Net Assets

Biotechnology	66.36%
Pharmaceuticals	31.18
Health Care — Products	2.30
Commercial Services	0.12
Short-Term and Other Net Assets	0.04

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/13

Security	Percentage of Net Assets

Gilead Sciences Inc.	8.65%
Regeneron Pharmaceuticals Inc.	8.30
Amgen Inc.	8.08
Celgene Corp.	7.10
Alexion Pharmaceuticals Inc.	6.29
Biogen Idec Inc.	5.89
Vertex Pharmaceuticals Inc.	3.83
Perrigo Co.	3.66
BioMarin Pharmaceutical Inc.	3.20
Onyx Pharmaceuticals Inc.	2.95

TOTAL	57.95%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

About Fund Performance (Unaudited)

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on October 1, 2012 and held through March 31, 2013, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

12	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P INTERNATIONAL PREFERRED STOCK INDEX FUND

March 31, 2013

Security	Shares	Value

PREFERRED STOCKS — 98.07%

CANADA — 62.51%
Algonquin Power & Utilities Corp., 4.50%[a]	62,644	$1,576,659
Bank of Montreal Series 23, 5.40%[a]	182,761	4,824,696
Bank of Nova Scotia Series 30, 3.85%[a]	126,999	3,125,129
Bank of Nova Scotia Series 32, 3.70%[a]	186,757	4,643,419
BCE Inc. Series AK, 4.15%[a]	248,483	6,383,588
Brookfield Asset Management Inc., 4.85%	84,037	2,059,670
Brookfield Asset Management Inc. Series 32, 4.50%[a]	125,591	3,254,895
Brookfield Asset Management Inc. Series 34, 4.20%[a]	104,451	2,637,106
Brookfield Office Properties Inc. Series T, 4.60%[a]	117,177	3,013,765
Canadian Utilities Ltd. Series AA, 4.90%	75,866	1,978,886
Emera Inc. Series C, 4.10%[a]	119,701	3,091,643
Enbridge Inc., 4.00%[a]	115,947	2,978,706
Enbridge Inc. Series F, 4.00%[a]	128,551	3,351,854
Enbridge Inc. Series H, 4.00%[a]	93,142	2,378,172
Enbridge Inc. Series N, 4.00%[a]	116,675	2,997,409
Enbridge Inc. Series P, 4.00%[a]	104,373	2,656,711
Enbridge Inc. Series R, 4.00%[a]	103,707	2,652,008
Fairfax Financial Holdings Ltd. Series K, 5.00%[a]	111,840	2,917,230
Great-West Lifeco Inc. Series P, 5.40%	105,450	2,734,985
Industrial Alliance Insurance & Financial Services Inc. Series G, 4.30%[a]	118,813	3,151,740
Manulife Financial Corp., 4.00%[a]	95,836	2,489,406
Manulife Financial Corp. Series 1-7, 4.60%[a]	117,389	3,176,361
Manulife Financial Corp. Series 9, 4.40%[a]	118,278	3,106,115
Power Corp. of Canada Series G, 5.60%	97,602	2,606,371
Power Financial Corp. Series R, 5.50%	119,257	3,174,083
Sun Life Financial Inc. Series 4, 4.45%	137,814	3,387,190

Security	Shares	Value

Toronto-Dominion Bank (The) Series AG, 6.25%[a]	176,212	$4,594,572
Toronto-Dominion Bank (The) Series AK, 6.25%[a]	165,001	4,334,738
Valener Inc. Series A, 4.35%[a]	56,200	1,515,151
Veresen Inc. Series A, 4.40%[a]	83,411	2,155,164

		92,947,422
SINGAPORE — 5.84%
City Developments Ltd., 0.00%[a,b]	3,534,689	3,618,455
Frasers Commercial Trust Series A, 5.50%[b]	1,720,700	1,539,559
Oversea Chinese Banking, 4.20%[b]	4,260,000	3,519,668

		8,677,682
SWEDEN — 5.46%
Sagax AB, 0.00%	541,821	2,416,611
Swedbank AB, 10.00%	249,946	5,697,016

		8,113,627
UNITED KINGDOM — 24.26%
Aviva PLC, 8.38%[b]	1,074,934	1,975,003
Aviva PLC, 8.75%	1,085,025	2,071,803
Balfour Beatty PLC, 9.68%	1,167,720	2,260,735
Co-operative Bank PLC, 9.25%	647,160	1,319,249
Ecclesiastical Insurance Group PLC, 8.63%	1,145,429	2,195,838
General Accident PLC, 7.88%[b]	1,172,533	2,029,694
General Accident PLC, 8.88%	1,492,263	2,923,047
Lloyds Banking Group PLC, 9.25%	3,153,530	5,794,061
National Westminster Bank PLC Series A, 9.00%	1,521,709	2,934,513
Raven Russia Ltd., 12.00%	1,555,796	3,543,599
RSA Insurance Group PLC, 7.38%	1,350,537	2,332,698
Santander UK PLC, 10.38%	1,451,314	2,688,573
Standard Chartered PLC, 7.38%[b]	1,035,630	1,949,966
Standard Chartered PLC, 8.25%	1,068,163	2,059,880

		36,078,659

TOTAL PREFERRED STOCKS
(Cost: $140,454,939)		145,817,390

SHORT-TERM INVESTMENTS — 0.84%

MONEY MARKET FUNDS — 0.84%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	926,386	926,386

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Continued)

iSHARES® S&P INTERNATIONAL PREFERRED STOCK INDEX FUND

March 31, 2013

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	65,798	$65,798
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	261,644	261,644

		1,253,828

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,253,828)		1,253,828

TOTAL INVESTMENTS IN SECURITIES — 98.91%
(Cost: $141,708,767)		147,071,218
Other Assets, Less Liabilities — 1.09%		1,620,795

NET ASSETS — 100.00%		$148,692,013

[a]	Variable rate security. Rate shown is as of report date.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

14	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

March 31, 2013

Security	Shares	Value

PREFERRED STOCKS — 99.21%

AGRICULTURE — 0.23%
CHS Inc., 8.00%[a]	877,522	$28,054,378

		28,054,378
AUTO MANUFACTURERS — 2.47%
General Motors Co., 4.75%[a]	6,858,283	294,494,672

		294,494,672
AUTO PARTS & EQUIPMENT — 0.26%
Goodyear Tire & Rubber Co. (The), 5.88%[a]	723,592	31,483,488

		31,483,488
BANKS — 46.27%
Ally Financial Inc., 7.25%	1,978,108	50,421,973
Ally Financial Inc., 7.30%[a]	1,409,344	35,938,272
Ally Financial Inc., 7.35%	959,352	24,569,005
Ally Financial Inc., 7.38%	2,478,880	62,517,354
Ally Financial Inc. Series A, 8.50%[b]	2,834,239	75,900,920
BAC Capital Trust VIII, 6.00%[a]	1,475,097	37,614,974
Bank of America Corp., 6.38%	1,822,273	46,303,957
Bank of America Corp., 6.63%	664,670	18,251,838
Bank of America Corp., 7.25%	1,858,272	47,887,669
Bank of America Corp., 8.63%	5,298,909	135,122,180
Bank of America Corp. Series 4, 4.00%[a,b]	747,787	18,066,534
Bank of America Corp. Series 5, 4.00%[a,b]	802,409	19,257,816
Bank of America Corp. Series D, 6.20%[a]	1,279,429	32,433,525
Bank of America Corp. Series E, 4.00%[a,b]	567,210	13,743,498
Bank of America Corp. Series H, 3.00%[a,b]	785,256	17,110,728
Bank of America Corp. Series H, 8.20%	5,645,296	143,842,142
Bank of New York Mellon Corp. (The), 5.20%	1,632,754	41,292,349
Barclays Bank PLC, 6.63%[a]	2,087,401	53,270,474
Barclays Bank PLC, 7.10%	3,788,233	96,562,059
Barclays Bank PLC, 7.75%	3,179,026	81,542,017
Barclays Bank PLC Series 5, 8.13%[a]	7,287,955	186,280,130
BB&T Corp., 5.20%[a]	1,272,306	31,960,327
BB&T Corp., 5.63%	3,179,069	81,193,422

Security	Shares	Value

BB&T Corp., 5.85%	1,646,059	$43,159,667
Capital One Financial Corp., 6.00%	2,431,583	61,616,313
Citigroup Inc., 5.80%	300,357	7,478,889
City National Corp., 5.50%	519,608	12,938,239
Countrywide Capital IV, 6.75%	1,406,428	35,624,821
Countrywide Capital V, 7.00%	4,130,476	105,533,662
Deutsche Bank Capital Funding Trust VIII, 6.38%	2,237,110	56,598,883
Deutsche Bank Capital Funding Trust IX, 6.63%	2,313,781	58,538,659
Deutsche Bank Capital Funding Trust X, 7.35%	2,322,674	59,112,053
Deutsche Bank Contingent Capital Trust II, 6.55%	2,302,936	60,958,716
Deutsche Bank Contingent Capital Trust III, 7.60%	5,673,755	156,879,326
Deutsche Bank Contingent Capital Trust V, 8.05%	2,569,397	72,970,875
First Republic Bank, 5.63%	442,509	11,217,603
First Republic Bank Series A, 6.70%[a]	581,207	15,803,018
First Republic Bank Series B, 6.20%[a]	448,618	12,126,145
GMAC Capital Trust I Series 2, 8.13%[b]	7,329,375	199,359,000
Goldman Sachs Group Inc. (The), 4.00%[a,b]	361,290	8,764,895
Goldman Sachs Group Inc. (The), 5.95%	1,699,613	43,000,209
Goldman Sachs Group Inc. (The), 6.13%[a]	3,745,916	100,540,385
Goldman Sachs Group Inc. (The), 6.50%	1,608,582	44,622,065
Goldman Sachs Group Inc. (The) Series A, 3.75%[a,b]	1,433,757	33,664,614
Goldman Sachs Group Inc. (The) Series B, 6.20%[a]	1,396,530	35,737,203
Goldman Sachs Group Inc. (The) Series D, 4.00%[a,b]	2,692,115	63,830,047
HSBC Holdings PLC, 6.20%	4,009,210	101,433,013
HSBC Holdings PLC, 8.00%	10,422,673	292,877,111
HSBC Holdings PLC, 8.13%	6,049,593	154,990,573
HSBC USA Inc. Series D, 4.50%[a,b]	452,567	11,581,190

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

March 31, 2013

Security	Shares	Value

HSBC USA Inc. Series F, 3.50%[a,b]	1,731,973	$38,622,998
HSBC USA Inc. Series G, 4.00%[a,b]	1,481,969	36,056,306
HSBC USA Inc. Series H, 6.50%	1,062,258	27,034,466
J.P. Morgan Chase & Co., 5.50%[a]	2,441,300	61,764,890
J.P. Morgan Chase & Co. Series J, 8.63%	3,404,692	88,453,898
J.P. Morgan Chase Capital X, 7.00%[a]	3,068,103	78,850,247
J.P. Morgan Chase Capital XI, 5.88%	3,139,610	78,835,607
J.P. Morgan Chase Capital XII, 6.25%	1,168,207	29,929,463
J.P. Morgan Chase Capital XIV, 6.20%	1,754,268	44,733,834
J.P. Morgan Chase Capital XVI, 6.35%	1,466,185	37,226,437
J.P. Morgan Chase Capital XIX, 6.63%[a]	1,647,775	41,754,619
J.P. Morgan Chase Capital XXIV, 6.88%	2,019,802	51,646,337
J.P. Morgan Chase Capital XXIX, 6.70%	4,377,488	113,158,065
Lloyds Banking Group PLC, 7.75%	2,393,191	66,052,072
M&T Capital Trust IV, 8.50%[a]	1,035,058	26,621,692
Morgan Stanley Series A, 4.00%[a,b]	1,969,539	45,299,397
National Westminster Bank PLC Series C, 7.76%	714,248	18,299,034
PNC Financial Services Group Inc. (The) Series L, 6.63%[a,b,c]	451,477	11,444,942
PNC Financial Services Group Inc. (The) Series P, 6.13%[b,c]	4,137,727	114,490,906
PNC Financial Services Group Inc. (The) Series Q, 5.38%[c]	1,352,801	34,455,841
PrivateBancorp Inc., 7.13%	378,205	10,154,804
Regions Financial Corp., 6.38%	1,406,452	35,906,720
Royal Bank of Scotland Group PLC Series F, 7.65%	471,048	11,959,909
Royal Bank of Scotland Group PLC Series H, 7.25%	706,841	17,868,940
Royal Bank of Scotland Group PLC Series L, 5.75%[a]	2,096,190	49,281,427
Royal Bank of Scotland Group PLC Series M, 6.40%	1,649,579	36,818,603

Security	Shares	Value

Royal Bank of Scotland Group PLC Series N, 6.35%	1,571,015	$34,876,533
Royal Bank of Scotland Group PLC Series P, 6.25%	726,313	16,087,833
Royal Bank of Scotland Group PLC Series Q, 6.75%	1,476,313	34,486,672
Royal Bank of Scotland Group PLC Series R, 6.13%	746,806	16,459,604
Royal Bank of Scotland Group PLC Series S, 6.60%	1,891,213	43,762,669
Royal Bank of Scotland Group PLC Series T, 7.25%[a]	3,539,775	86,228,919
Santander Finance Preferred SA Unipersonal, 6.50%[a]	341,535	8,801,357
Santander Finance Preferred SA Unipersonal, 6.80%	500,293	12,562,357
Santander Finance Preferred SA Unipersonal, 10.50%	2,325,248	63,386,260
Santander Finance Preferred SA Unipersonal Series 6, 4.00%[b]	710,532	14,096,955
State Street Corp., 5.25%	1,404,972	35,559,841
SunTrust Banks Inc., 5.88%	1,272,314	31,960,528
Taylor Capital Group Inc., 8.00%	313,447	8,180,967
TCF Financial Corp., 7.50%	514,033	13,884,031
U.S. Bancorp, 3.50%[a,b]	2,774,491	66,032,886
U.S. Bancorp Series D, 7.88%[a]	1,437,987	36,740,568
U.S. Bancorp Series F, 6.50%[b]	3,040,226	90,781,148
U.S. Bancorp Series G, 6.00%[b]	2,996,972	83,435,700
UBS Preferred Funding Trust IV Series D, 0.90%[b]	885,246	14,163,936
Webster Financial Corp., 6.40%	389,527	9,890,091
Wells Fargo & Co., 5.13%[a]	1,813,821	45,363,663
Wells Fargo & Co., 5.20%	2,088,326	53,231,430
Wells Fargo & Co., 5.25%	300,510	7,572,852
Wells Fargo & Co. Series J, 8.00%	5,916,653	177,085,424
Zions BanCorp, 9.50%	2,221,444	57,424,327
Zions Capital Trust B, 8.00%[a]	1,224,776	31,648,212

		5,512,466,554
COMPUTERS — 0.12%
Unisys Corp. Series A, 6.25%[a]	211,297	13,778,677

		13,778,677
DIVERSIFIED FINANCIAL SERVICES — 14.62%
Affiliated Managers Group Inc., 6.38%	586,575	15,808,196

16	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

March 31, 2013

Security	Shares	Value

Ameriprise Financial Inc., 7.75%	585,597	$16,004,366
BGC Partners Inc., 8.13%	345,836	9,347,947
Charles Schwab Corp. (The) Series B, 6.00%	966,430	25,533,081
Citigroup Capital VII, 7.13%	2,491,073	62,999,236
Citigroup Capital VIII, 6.95%	3,017,623	75,893,219
Citigroup Capital IX, 6.00%	2,346,499	59,788,795
Citigroup Capital X, 6.10%	1,050,164	26,569,149
Citigroup Capital XI, 6.00%	1,297,306	32,847,788
Citigroup Capital XIII, 7.88%[b]	6,175,085	176,545,680
Citigroup Capital XIV, 6.88%[a]	875,638	21,952,245
Citigroup Capital XV, 6.50%[a]	1,763,079	44,306,175
Citigroup Capital XVI, 6.45%	2,645,093	66,920,853
Citigroup Capital XVII, 6.35%	1,955,319	49,645,549
Discover Financial Services, 6.50%	1,607,619	41,540,875
General Electric Capital Corp., 4.88%[a]	2,285,681	58,787,715
General Electric Capital Corp., 6.50%	793,904	21,030,517
HSBC Finance Corp., 6.36%	1,611,614	40,580,441
Merrill Lynch Capital Trust I, 6.45%[b]	2,905,786	73,487,328
Merrill Lynch Capital Trust II, 6.45%[a,b]	2,633,547	66,655,075
Merrill Lynch Capital Trust III, 7.00%	1,492,541	38,044,870
Merrill Lynch Capital Trust III, 7.38%	2,086,888	53,862,579
Merrill Lynch Capital Trust IV, 7.12%	731,126	18,563,289
Merrill Lynch Capital Trust V, 7.28%	1,667,858	42,497,022
Morgan Stanley Capital Trust III, 6.25%	2,534,969	63,805,170
Morgan Stanley Capital Trust IV, 6.25%	1,756,261	44,169,964
Morgan Stanley Capital Trust V, 5.75%[a]	1,437,044	35,926,100
Morgan Stanley Capital Trust VI, 6.60%	2,434,074	61,849,820
Morgan Stanley Capital Trust VII, 6.60%	3,133,059	78,953,087
Morgan Stanley Capital Trust VIII, 6.45%	2,292,626	57,590,765

Security	Shares	Value

Raymond James Financial Inc., 6.90%[a]	1,002,828	$27,888,647
RBS Capital Funding Trust V Series E, 5.90%[a]	3,575,878	76,237,719
RBS Capital Funding Trust VII Series G, 6.08%	4,967,717	106,855,593
SLM Corp., 3.74%[b]	587,806	14,530,564
SLM Corp., 6.00%	864,974	21,183,213
Stifel Financial Corp., 6.70%[a]	506,424	13,531,649

		1,741,734,281
ELECTRIC — 4.22%
Constellation Energy Group Inc., 8.63%	1,290,278	32,760,158
Dominion Resources Inc., 8.38%	1,908,312	51,066,429
DTE Energy Co., 5.25%	561,564	14,331,113
DTE Energy Co., 6.50%	809,166	22,292,523
Entergy Arkansas Inc., 4.90%	591,652	14,962,879
Entergy Arkansas Inc., 5.75%	657,597	17,426,321
Entergy Louisiana LLC, 5.25%[a]	586,515	15,114,492
Entergy Louisiana LLC, 5.88%	447,548	12,052,468
Entergy Louisiana LLC, 6.00%[a]	464,966	12,614,528
Entergy Mississippi Inc., 6.00%	428,118	11,610,560
Entergy Texas Inc., 7.88%	430,851	12,020,743
FPL Group Capital Trust I, 5.88%	873,302	22,470,060
NextEra Energy Capital Holdings Inc., 5.00%	202,720	5,021,374
NextEra Energy Capital Holdings Inc., 5.13%	1,406,452	35,273,816
NextEra Energy Capital Holdings Inc. Series F, 8.75%[a]	1,072,255	28,436,203
NextEra Energy Capital Holdings Inc. Series G, 5.70%	1,131,799	29,709,724
NextEra Energy Capital Holdings Inc. Series H, 5.63%	997,071	25,933,817
PPL Corp., 8.75%	1,356,550	75,627,662
SCE Trust I, 5.63%	1,352,557	35,558,724
Xcel Energy Inc., 7.60%	1,148,530	29,057,809

		503,341,403
HAND & MACHINE TOOLS — 0.46%
Stanley Black & Decker Inc., 5.75%	2,088,701	55,141,706

		55,141,706

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

March 31, 2013

Security	Shares	Value

HOLDING COMPANIES — DIVERSIFIED — 1.12%
Allied Capital Corp., 6.88%	700,961	$17,671,227
Apollo Investment Corp., 6.63%	452,557	11,232,465
Ares Capital Corp., 5.88%	539,697	13,729,892
Ares Capital Corp., 7.00%[a]	431,615	11,580,230
Ares Capital Corp., 7.75%	596,901	15,835,783
Gabelli Equity Trust Inc., 5.00%	325,724	8,602,371
Kayne Anderson MLP Investment Co. Series E, 4.25%[a]	371,984	9,444,674
KKR Financial Holdings LLC, 7.38%	202,720	5,280,856
KKR Financial Holdings LLC, 7.50%	349,555	9,850,460
KKR Financial Holdings LLC, 8.38%	754,979	21,849,092
Prospect Capital Corp., 6.95%	298,784	7,914,788

		132,991,838
INSURANCE — 14.39%
Aegon NV, 4.00%[b]	723,740	18,057,313
Aegon NV, 6.38%	2,771,385	73,109,136
Aegon NV, 6.50%[a]	1,409,486	35,462,668
Aegon NV, 6.88%	1,543,135	38,995,021
Aegon NV, 7.25%[a]	2,908,114	74,825,773
Aegon NV, 8.00%[a]	1,472,733	42,267,437
Aflac Inc., 5.50%[a]	1,386,351	36,461,031
American Financial Group Inc., 5.75%	382,809	10,113,814
American Financial Group Inc., 6.38%	671,342	18,012,106
American International Group Inc., 6.45%[b]	2,091,461	52,767,561
Arch Capital Group Ltd., 6.75%	926,348	25,798,792
Argo Group US Inc., 6.50%	434,314	10,953,399
Aspen Insurance Holdings Ltd., 7.25%[a]	479,141	13,142,838
Assured Guaranty Municipal Holdings Inc., 6.25%[a]	670,522	16,897,154
Aviva PLC, 8.25%	1,138,980	32,392,591
Axis Capital Holdings Ltd., 7.25%	354,502	9,046,891
Axis Capital Holdings Ltd. Series C, 6.88%[a]	1,150,112	31,122,031
Endurance Specialty Holdings Ltd., 7.50%	694,953	18,805,428

Security	Shares	Value

Endurance Specialty Holdings Ltd., 7.75%[a]	584,967	$16,209,436
Everest Re Capital Trust II Series B, 6.20%	924,465	23,176,338
Hartford Financial Services Group Inc., 7.25%	1,613,546	38,321,718
Hartford Financial Services Group Inc., 7.88%[b]	1,673,892	50,384,149
ING Groep NV, 6.13%	1,956,262	48,006,669
ING Groep NV, 6.20%	1,406,862	34,763,560
ING Groep NV, 6.38%	2,892,316	72,018,668
ING Groep NV, 7.05%[a]	2,226,393	56,706,230
ING Groep NV, 7.20%	3,047,082	77,487,295
ING Groep NV, 7.38%	4,144,631	105,273,627
ING Groep NV, 8.50%	5,487,256	142,943,019
Maiden Holdings Ltd., 8.25%[a]	451,288	11,990,722
Maiden Holdings North America Ltd., 8.00%	301,135	8,145,702
MetLife Inc., 4.00%[a,b]	1,779,176	44,799,652
MetLife Inc., 6.50%	4,154,767	105,281,796
Montpelier Re Holdings Ltd., 8.88%	446,542	12,614,812
PartnerRe Ltd., 7.25%	1,103,059	30,400,306
Phoenix Companies Inc. (The), 7.45%[a]	746,597	17,522,632
Protective Life Corp., 6.00%	452,561	11,662,497
Protective Life Corp., 6.25%	829,951	21,794,513
Protective Life Corp., 8.00%	371,180	8,752,424
Prudential Financial Inc., 5.75%[a]	1,612,662	40,913,235
Prudential Financial Inc., 9.00%	2,566,575	65,344,999
Prudential PLC, 6.50%[a]	864,778	22,207,499
Prudential PLC, 6.75%	726,680	18,624,808
Reinsurance Group of America Inc., 6.20%[b]	1,128,986	30,742,289
RenaissanceRe Holdings Ltd., 6.08%	727,462	18,419,338
RenaissanceRe Holdings Ltd. Series D, 6.60%	452,542	11,535,296
Torchmark Corp., 5.88%	383,566	10,122,307

		1,714,396,520
MEDIA — 0.18%
Comcast Corp., 5.00%	821,383	20,961,694

		20,961,694

18	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

March 31, 2013

Security	Shares	Value

MINING — 0.27%
AngloGold Ashanti Holdings Finance PLC, 6.00%	1,119,117	$31,872,452

		31,872,452
OFFICE & BUSINESS EQUIPMENT — 0.07%
Pitney Bowes Inc., 5.25%	340,199	8,695,486

		8,695,486
OIL & GAS — 0.85%
Apache Corp., 6.00%	1,753,405	78,096,658
Magnum Hunter Resources Corp., 8.00%	309,940	14,542,385
Magnum Hunter Resources Corp. Series C, 10.25%	314,335	8,226,147

		100,865,190
PHARMACEUTICALS — 0.21%
Omnicare Capital Trust II Series B, 4.00%	477,565	24,594,598

		24,594,598
PIPELINES — 0.22%
El Paso Energy Capital Trust I, 4.75%	441,372	25,921,778

		25,921,778
REAL ESTATE INVESTMENT TRUSTS — 10.63%
Alexandria Real Estate Equities Inc. Series E, 6.45%	394,757	10,421,585
American Capital Agency Corp., 8.00%	512,884	13,760,678
Annaly Capital Management Inc., 7.50%	1,296,155	32,922,337
Annaly Capital Management Inc. Series C, 7.63%	861,664	22,093,065
Apollo Residential Mortgage Inc., 8.00%	512,554	13,044,499
Ashford Hospitality Trust Inc. Series D, 8.45%	690,333	17,410,198
Ashford Hospitality Trust Inc. Series E, 9.00%[a]	354,521	9,788,325
Brandywine Realty Trust Series E, 6.90%[a]	316,529	8,372,192
Capstead Mortgage Corp. Series B, 1.26%	1,413,055	22,114,311
CBL & Associates Properties Inc., 6.63%	522,937	13,198,930

Security	Shares	Value

CBL & Associates Properties Inc. Series D, 7.38%	1,299,636	$32,906,784
Chesapeake Lodging Trust, 7.75%[a]	373,775	10,405,896
Colony Financial Inc. Series A, 8.50%[a]	576,618	15,516,790
CommonWealth REIT, 5.75%[a]	519,592	12,781,963
CommonWealth REIT, 7.50%	479,729	10,443,700
CommonWealth REIT Series D, 6.50%	1,123,728	26,890,811
CommonWealth REIT Series E, 7.25%	795,407	20,449,914
Coresite Realty Corp., 7.25%	312,337	8,183,229
Corporate Office Properties Trust Series L, 7.38%	514,988	13,549,334
DDR Corp., 6.50%	591,514	14,959,389
Digital Realty Trust Inc., 7.00%	842,315	22,801,467
Digital Realty Trust Inc. Series F, 6.63%[a]	535,111	14,426,593
DuPont Fabros Technology Inc. Series B, 7.63%[a]	495,433	13,371,737
EPR Properties, 6.63%	384,461	9,880,648
FelCor Lodging Trust Inc. Series C, 8.00%	503,717	12,683,594
General Growth Properties Inc., 6.38%	101,360	2,528,932
Glimcher Realty Trust, 7.50%[a]	315,481	8,284,531
Hatteras Financial Corp., 7.63%	828,718	20,908,555
Health Care REIT Inc. Series I, 6.50%	1,001,650	62,212,481
Health Care REIT Inc. Series J, 6.50%[a]	823,829	22,070,379
Hospitality Properties Trust Series D, 7.13%[a]	832,892	22,396,466
Invesco Mortgage Capital Inc., 7.75%[a]	423,779	10,840,267
Kilroy Realty Corp., 6.38%	312,324	8,076,699
Kilroy Realty Corp. Series G, 6.88%[a]	312,636	8,463,057
Kimco Realty Corp., 5.50%	653,995	16,598,393
Kimco Realty Corp., 5.63%	519,636	13,151,987
Kimco Realty Corp. Series H, 6.90%	518,710	13,875,493
Kimco Realty Corp. Series I, 6.00%	1,158,685	30,148,984

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

March 31, 2013

Security	Shares	Value

MFA Financial Inc., 8.00%	311,919	$8,275,211
National Retail Properties Inc. Series D, 6.63%	828,404	21,994,126
NorthStar Realty Finance Corp., 8.88%	380,460	9,834,891
NorthStar Realty Finance Corp. Series B, 8.25%	893,133	22,256,874
Pennsylvania Real Estate Investment Trust, 8.25%[a]	353,742	9,398,925
PS Business Parks Inc., 5.75%	673,055	16,934,064
PS Business Parks Inc. Series S, 6.45%	669,184	17,666,458
PS Business Parks Inc. Series T, 6.00%[a]	1,000,891	25,782,952
Public Storage, 5.38%	1,383,017	35,073,311
Public Storage, 5.90%	1,315,735	34,538,044
Public Storage, 6.35%	1,400,282	37,513,555
Public Storage, 6.88%	433,249	11,832,030
Public Storage Series Q, 6.50%	1,091,441	29,949,141
Public Storage Series T, 5.75%	1,331,643	34,289,807
Public Storage Series U, 5.63%	829,596	21,378,689
Realty Income Corp. Series F, 6.63%	1,166,889	31,120,930
Regency Centers Corp. Series 6, 6.63%	726,879	19,240,487
Retail Properties of America Inc., 7.00%	412,295	10,435,186
Senior Housing Properties Trust, 5.63%	999,044	25,026,052
SL Green Realty Corp., 6.50%[a]	663,498	17,171,328
Taubman Centers Inc., 6.50%	567,091	14,738,695
Urstadt Biddle Properties Inc., 7.13%	346,887	9,352,074
Vornado Realty LP, 7.88%[a]	1,326,870	35,984,714
Vornado Realty Trust, 6.88%[a]	712,853	19,475,144
Vornado Realty Trust Series K, 5.70%[a]	857,938	21,843,101
Wachovia Preferred Funding Corp., 7.25%	2,109,867	57,789,257
Weingarten Realty Investors Series F, 6.50%	1,005,729	25,444,944

		1,266,274,183
SAVINGS & LOANS — 0.34%
EverBank Financial Corp., 6.75%	452,561	11,381,909

Security	Shares	Value

First Niagara Financial Group Inc. Series B, 8.63%[b]	1,003,736	$29,489,764

		40,871,673
TELECOMMUNICATIONS — 2.05%
Qwest Corp., 7.00%[a]	1,475,408	39,570,442
Qwest Corp., 7.00%	1,142,877	30,651,961
Qwest Corp., 7.38%	1,847,593	49,072,070
Qwest Corp., 7.50%	1,609,605	43,700,776
Telephone & Data Systems Inc., 5.88%	573,249	14,474,537
Telephone & Data Systems Inc., 6.88%[a]	657,686	17,159,028
Telephone & Data Systems Inc., 7.00%[a]	871,948	23,063,025
United States Cellular Corp., 6.95%	1,002,915	26,617,364

		244,309,203
TRANSPORTATION — 0.23%
Seaspan Corp. Series C, 9.50%	1,007,705	27,994,045

		27,994,045
TOTAL PREFERRED STOCKS
(Cost: $11,274,201,574)		11,820,243,819

SHORT-TERM INVESTMENTS — 2.04%

MONEY MARKET FUNDS — 2.04%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	139,384,680	139,384,680
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	9,900,097	9,900,097
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	94,468,953	94,468,953

		243,753,730

TOTAL SHORT-TERM INVESTMENTS
(Cost: $243,753,730)		243,753,730

20	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

March 31, 2013

Value
TOTAL INVESTMENTS IN SECURITIES — 101.25%
(Cost: $11,517,955,304)	$12,063,997,549
Other Assets, Less Liabilities — (1.25)%	(149,220,765)

NET ASSETS — 100.00%	$11,914,776,784

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Variable rate security. Rate shown is as of report date.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

March 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.96%

BIOTECHNOLOGY — 66.36%
Acorda Therapeutics Inc.[a]	343,330	$10,996,860
Aegerion Pharmaceuticals Inc.[a,b]	264,198	10,657,747
Affymax Inc.[a,b]	380,132	528,383
Alexion Pharmaceuticals Inc.[a]	1,769,339	163,026,895
Alnylam Pharmaceuticals Inc.[a]	547,474	13,341,941
AMAG Pharmaceuticals Inc.[a]	190,953	4,554,229
Amarin Corp. PLC SP ADR[a,b]	1,102,815	8,171,859
Amgen Inc.	2,041,806	209,305,533
Arena Pharmaceuticals Inc.[a,b]	1,491,723	12,247,046
ARIAD Pharmaceuticals Inc.[a,b]	1,566,186	28,332,305
ArQule Inc.[a]	377,459	977,619
Astex Pharmaceuticals Inc.[a]	844,141	3,764,869
BioCryst Pharmaceuticals Inc.[a]	430,137	511,863
Biogen Idec Inc.[a]	791,038	152,599,141
Celgene Corp.[a]	1,586,943	183,942,563
Celldex Therapeutics Inc.[a,b]	715,916	8,290,307
Cubist Pharmaceuticals Inc.[a]	662,220	31,005,140
Curis Inc.[a,b]	674,549	2,212,521
Dendreon Corp.[a,b]	1,352,764	6,398,574
Enzon Pharmaceuticals Inc.	499,093	1,896,553
Exelixis Inc.[a,b]	2,109,563	9,746,181
Geron Corp.[a,b]	1,427,634	1,527,568
Gilead Sciences Inc.[a]	4,582,615	224,227,352
GTx Inc.[a,b]	566,734	2,351,946
Halozyme Therapeutics Inc.[a,b]	998,435	5,760,970
Illumina Inc.[a,b]	978,570	52,842,780
ImmunoGen Inc.[a,b]	558,881	8,975,629
Immunomedics Inc.[a,b]	744,939	1,795,303
Incyte Corp.[a,b]	1,332,919	31,203,634
InterMune Inc.[a,b]	1,086,237	9,830,445
Lexicon Pharmaceuticals Inc.[a]	4,344,818	9,471,703
Life Technologies Corp.[a]	641,341	41,449,869
Ligand Pharmaceuticals Inc. Class Ba,b	192,624	5,133,430
Medicines Co. (The)[a]	337,616	11,283,127
Merrimack Pharmaceuticals Inc.[a,b]	884,808	5,397,329
Momenta Pharmaceuticals Inc.[a]	472,872	6,308,112
Myriad Genetics Inc.[a,b]	659,073	16,740,454
Novavax Inc.[a,b]	1,309,909	2,986,592
NPS Pharmaceuticals Inc.[a,b]	688,735	7,018,210
Omeros Corp.[a,b]	227,949	939,150
Oncothyreon Inc.[a,b]	484,706	1,008,188
Pacific Biosciences of California Inc.[a,b]	486,216	1,210,678

Security	Shares	Value

PDL BioPharma Inc.[b]	929,683	$6,795,983
Regeneron Pharmaceuticals Inc.[a,b]	1,219,640	215,144,496
Sangamo BioSciences Inc.[a,b]	456,326	4,362,477
Seattle Genetics Inc.[a,b]	989,107	35,123,190
Sequenom Inc.[a,b]	1,036,938	4,303,293
Sinovac Biotech Ltd.[a]	480,467	1,787,337
Spectrum Pharmaceuticals Inc.[b]	543,352	4,053,406
Trius Therapeutics Inc.[a]	394,902	2,701,130
United Therapeutics Corp.[a]	501,158	30,505,487
Vertex Pharmaceuticals Inc.[a]	1,804,000	99,183,920
Vical Inc.[a,b]	765,156	3,045,321
XOMA Corp.[a,b]	711,559	2,483,341

		1,719,459,979
COMMERCIAL SERVICES — 0.12%
AVEO Pharmaceuticals Inc.[a,b]	438,410	3,222,313

		3,222,313
HEALTH CARE — PRODUCTS — 2.30%
Affymetrix Inc.[a]	550,896	2,600,229
Cerus Corp.[a,b]	609,915	2,695,824
Genomic Health Inc.[a,b]	280,662	7,937,121
Luminex Corp.[a]	367,395	6,069,366
QIAGEN NVa	1,233,123	25,994,233
TECHNE Corp.	210,663	14,293,485

		59,590,258
PHARMACEUTICALS — 31.18%
Achillion Pharmaceuticals Inc.[a]	845,858	7,392,799
Akorn Inc.[a,b]	897,818	12,416,823
Alkermes PLC[a]	1,013,788	24,036,913
Amicus Therapeutics Inc.[a,b]	403,693	1,279,707
Array BioPharma Inc.[a]	688,849	3,389,137
Auxilium Pharmaceuticals Inc.[a]	420,936	7,273,774
AVANIR Pharmaceuticals Inc. Class Aa,b	1,158,470	3,174,208
BioMarin Pharmaceutical Inc.[a]	1,329,758	82,790,733
Cadence Pharmaceuticals Inc.[a]	733,912	4,909,871
Cytori Therapeutics Inc.[a,b]	561,068	1,408,281
Depomed Inc.[a,b]	430,991	2,529,917
Dyax Corp.[a]	976,664	4,258,255
Endo Health Solutions Inc.[a]	482,971	14,856,188
Endocyte Inc.[a,b]	289,950	3,609,877
Grifols SA ADR[a]	716,686	20,791,061
Hi-Tech Pharmacal Co. Inc.	120,331	3,984,159
Idenix Pharmaceuticals Inc.[a,b]	1,075,170	3,827,605
Impax Laboratories Inc.[a]	677,504	10,460,662
Infinity Pharmaceuticals Inc.[a,b]	365,087	17,695,767

22	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

March 31, 2013

Security	Shares	Value

Ironwood Pharmaceuticals Inc. Class Aa,b	662,571	$12,118,424
Isis Pharmaceuticals Inc.[a,b]	858,408	14,541,431
Jazz Pharmaceuticals PLC[a]	441,848	24,703,722
MannKind Corp.[a,b]	2,850,445	9,663,009
Medivation Inc.[a,b]	659,710	30,854,637
Mylan Inc.[a]	2,406,026	69,630,392
Nektar Therapeutics[a,b]	1,237,885	13,616,735
Neurocrine Biosciences Inc.[a]	316,566	3,843,111
Obagi Medical Products Inc.[a,b]	160,132	3,162,607
Onyx Pharmaceuticals Inc.[a,b]	859,334	76,360,419
Optimer Pharmaceuticals Inc.[a,b]	407,582	4,850,226
Orexigen Therapeutics Inc.[a,b]	770,744	4,817,150
Osiris Therapeutics Inc.[a,b]	300,985	3,130,244
Pacira Pharmaceuticals Inc.[a]	256,972	7,416,212
Pain Therapeutics Inc.[a]	317,216	1,088,051
Perrigo Co.	799,011	94,866,576
QLT Inc.[a,b]	379,371	3,353,640
Questcor Pharmaceuticals Inc.[b]	571,528	18,597,521
Raptor Pharmaceutical Corp.[a,b]	452,644	2,647,967
Rigel Pharmaceuticals Inc.[a]	813,365	5,522,748
Sagent Pharmaceuticals Inc.[a,b]	234,443	4,114,475
Salix Pharmaceuticals Ltd.[a]	562,804	28,804,309
Santarus Inc.[a]	599,832	10,395,089
Sarepta Therapeutics Inc.[a,b]	277,079	10,238,069
Savient Pharmaceuticals Inc.[a,b]	598,378	478,702
SciClone Pharmaceuticals Inc.[a,b]	435,643	2,003,958
Shire PLC SP ADR	304,155	27,787,601
SIGA Technologies Inc.[a,b]	482,719	1,728,134
Supernus Pharmaceuticals Inc.[a,b]	247,256	1,389,579
Synageva BioPharma Corp.[a,b]	225,766	12,399,069
Synta Pharmaceuticals Corp.[a,b]	628,647	5,406,364
Targacept Inc.[a,b]	303,670	1,299,708
Theravance Inc.[a,b]	909,756	21,488,437
Vanda Pharmaceuticals Inc.[a,b]	246,297	965,484
ViroPharma Inc.[a]	549,948	13,836,692
VIVUS Inc.[a,b]	720,842	7,929,262
Warner Chilcott PLC Class A	1,342,261	18,187,636
XenoPort Inc.[a,b]	417,948	2,988,328
Zogenix Inc.[a,b]	875,483	1,575,869

		807,887,324

TOTAL COMMON STOCKS
(Cost: $2,551,670,976)		2,590,159,874

Security	Shares	Value

SHORT-TERM INVESTMENTS — 15.87%

MONEY MARKET FUNDS — 15.87%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	381,532,965	$381,532,965
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	27,099,199	27,099,199
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	2,471,817	2,471,817

		411,103,981

TOTAL SHORT-TERM INVESTMENTS
(Cost: $411,103,981)		411,103,981

TOTAL INVESTMENTS IN SECURITIES — 115.83%
(Cost: $2,962,774,957)		3,001,263,855
Other Assets, Less Liabilities — (15.83)%		(410,156,125)

NET ASSETS — 100.00%		$2,591,107,730

SP ADR	— Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2013

	iShares S&P International Preferred Stock Index Fund	iShares S&P U.S. Preferred Stock Index Fund	iShares Nasdaq Biotechnology Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$140,454,939	$11,113,886,096	$2,551,670,976
Affiliated (Note 2)	1,253,828	404,069,208	411,103,981

Total cost of investments	$141,708,767	$11,517,955,304	$2,962,774,957

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$145,817,390	$11,659,852,130	$2,590,159,874
Affiliated (Note 2)	1,253,828	404,145,419	411,103,981

Total fair value of investments	147,071,218	12,063,997,549	3,001,263,855
Foreign currency, at value[b]	701,524	—	—
Cash	—	106,952,729	—
Receivables:
Investment securities sold	1,086,701	—	—
Due from custodian (Note 4)	3,200,727	—	—
Dividends and interest	892,357	46,361,442	507,783
Capital shares sold	—	2,980,261	6,432

Total Assets	152,952,527	12,220,291,981	3,001,778,070

LIABILITIES
Payables:
Investment securities purchased	3,200,727	151,491,147	1,044,214
Collateral for securities on loan (Note 5)	992,184	149,284,777	408,632,164
Investment advisory fees (Note 2)	67,603	4,739,273	993,962

Total Liabilities	4,260,514	305,515,197	410,670,340

NET ASSETS	$148,692,013	$11,914,776,784	$2,591,107,730

Net assets consist of:
Paid-in capital	$142,272,998	$11,391,981,994	$2,851,071,045
Undistributed (distributions in excess of) net investment income	997,958	90,431,886	(437,793)
Undistributed net realized gain (accumulated net realized loss)	53,276	(113,679,341)	(298,014,420)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	5,367,781	546,042,245	38,488,898

NET ASSETS	$148,692,013	$11,914,776,784	$2,591,107,730

Shares outstanding[c]	5,550,000	294,550,000	16,200,000

Net asset value per share	$26.79	$40.45	$159.94

[a]	Securities on loan with values of $942,036, $145,579,581 and $398,699,083, respectively. See Note 5.
[b]	Cost of foreign currency: $699,605, $ — and $ —, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

24	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2013

	iShares S&P International Preferred Stock Index Fund	iShares S&P U.S. Preferred Stock Index Fund	iShares Nasdaq Biotechnology Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$5,454,471	$678,110,814	$10,959,274
Dividends — affiliated (Note 2)	—	6,000,498	—
Interest — unaffiliated	—	42,821	—
Interest — affiliated (Note 2)	65	38,516	1,007
Securities lending income — affiliated (Note 2)	15,744	8,099,429	4,300,054

Total investment income	5,470,280	692,292,078	15,260,335

EXPENSES
Investment advisory fees (Note 2)	628,316	48,088,552	10,211,699

Total expenses	628,316	48,088,552	10,211,699

Net investment income	4,841,964	644,203,526	5,048,636

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	154,257	(28,826,446)	(102,649,764)
Investments — affiliated (Note 2)	—	(848,700)	—
In-kind redemptions — unaffiliated	—	46,536,215	391,414,109
In-kind redemptions — affiliated (Note 2)	—	90,197	—
Foreign currency transactions	(3,485)	—	—

Net realized gain	150,772	16,951,266	288,764,345

Net change in unrealized appreciation/depreciation on:
Investments	3,670,902	324,927,982	256,259,130
Translation of assets and liabilities in foreign currencies	(201)	—	—

Net change in unrealized appreciation/depreciation	3,670,701	324,927,982	256,259,130

Net realized and unrealized gain	3,821,473	341,879,248	545,023,475

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,663,437	$986,082,774	$550,072,111

[a]	Net of foreign withholding tax of $648,010, $ — and $132,944, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	25

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P International Preferred Stock Index Fund		iShares S&P U.S. Preferred Stock Index Fund
	Year ended March 31, 2013	Period from November 15, 2011[a] to March 31, 2012	Year ended March 31, 2013	Year ended March 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,841,964	$1,071,812	644,203,526	$501,610,812
Net realized gain	150,772	25,427	16,951,266	74,598,607
Net change in unrealized appreciation/depreciation	3,670,701	1,697,080	324,927,982	(306,098,424)

Net increase in net assets resulting from operations	8,663,437	2,794,319	986,082,774	270,110,995

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,506,699)	(435,703)	(590,870,484)	(466,143,468)

Total distributions to shareholders	(4,506,699)	(435,703)	(590,870,484)	(466,143,468)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	48,694,272	96,008,455	3,534,686,334	2,880,901,842
Cost of shares redeemed	—	(2,526,068)	(453,616,959)	(1,336,364,664)

Net increase in net assets from capital share transactions	48,694,272	93,482,387	3,081,069,375	1,544,537,178

INCREASE IN NET ASSETS	52,851,010	95,841,003	3,476,281,665	1,348,504,705

NET ASSETS
Beginning of period	95,841,003	—	8,438,495,119	7,089,990,414

End of period	$148,692,013	$95,841,003	$11,914,776,784	$8,438,495,119

Undistributed net investment income included in net assets at end of period	$997,958	$665,191	$90,431,886	$39,891,667

SHARES ISSUED AND REDEEMED
Shares sold	1,850,000	3,800,000	89,350,000	74,650,000
Shares redeemed	—	(100,000)	(11,550,000)	(36,650,000)

Net increase in shares outstanding	1,850,000	3,700,000	77,800,000	38,000,000

[a]	Commencement of operations.

See notes to financial statements.

26	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Nasdaq Biotechnology Index Fund
	Year ended March 31, 2013	Year ended March 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$5,048,636	$468,601
Net realized gain	288,764,345	268,358,038
Net change in unrealized appreciation/depreciation	256,259,130	31,494,343

Net increase in net assets resulting from operations	550,072,111	300,320,982

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(10,236,427)	(589,910)

Total distributions to shareholders	(10,236,427)	(589,910)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,800,274,369	2,558,061,326
Cost of shares redeemed	(2,586,829,264)	(2,497,362,609)

Net increase in net assets from capital share transactions	213,445,105	60,698,717

INCREASE IN NET ASSETS	753,280,789	360,429,789

NET ASSETS
Beginning of year	1,837,826,941	1,477,397,152

End of year	$2,591,107,730	$1,837,826,941

Distributions in excess of net investment income included in net assets at end of year	$(437,793)	$(120,250)

SHARES ISSUED AND REDEEMED
Shares sold	20,700,000	24,150,000
Shares redeemed	(19,400,000)	(24,000,000)

Net increase in shares outstanding	1,300,000	150,000

See notes to financial statements.

FINANCIAL STATEMENTS	27

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares S&P International Preferred Stock Index Fund

	Year ended Mar. 31, 2013	Period from Nov. 15, 2011[a] to Mar. 31, 2012
Net asset value, beginning of period	$25.90	$24.80

Income from investment operations:
Net investment income[b]	1.11	0.50
Net realized and unrealized gain[c]	0.86	0.81

Total from investment operations	1.97	1.31

Less distributions from:
Net investment income	(1.08)	(0.21)

Total distributions	(1.08)	(0.21)

Net asset value, end of period	$26.79	$25.90

Total return	7.80%	5.30%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$148,692	$95,841
Ratio of expenses to average net assets[e]	0.55%	0.55%
Ratio of net investment income to average net assets[e]	4.24%	5.22%
Portfolio turnover rate[f]	91%	34%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

28	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P U.S. Preferred Stock Index Fund
	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009
Net asset value, beginning of year	$38.93	$39.66	$38.73	$22.69	$42.30

Income from investment operations:
Net investment income[a]	2.53	2.53	2.78	2.54	2.90
Net realized and unrealized gain (loss)[b]	1.34	(0.90)	1.06	16.37	(19.74)

Total from investment operations	3.87	1.63	3.84	18.91	(16.84)

Less distributions from:
Net investment income	(2.35)	(2.36)	(2.91)	(2.87)	(2.77)

Total distributions	(2.35)	(2.36)	(2.91)	(2.87)	(2.77)

Net asset value, end of year	$40.45	$38.93	$39.66	$38.73	$22.69

Total return	10.29%	4.47%	10.41%	86.53%	(41.31)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$11,914,777	$8,438,495	$7,089,990	$4,043,351	$1,237,671
Ratio of expenses to average net assets	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	6.40%	6.66%	7.15%	7.29%	10.87%
Portfolio turnover rate[c]	32%	16%	33%	41%	12%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	29

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Nasdaq Biotechnology Index Fund
	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009
Net asset value, beginning of year	$123.34	$100.16	$90.93	$66.32	$75.94

Income from investment operations:
Net investment income (loss)[a]	0.32	0.03	0.43	(0.06)	0.06
Net realized and unrealized gain (loss)[b]	36.91	23.19	9.31	24.67	(9.50)

Total from investment operations	37.23	23.22	9.74	24.61	(9.44)

Less distributions from:
Net investment income	(0.63)	(0.04)	(0.51)	—	(0.18)

Total distributions	(0.63)	(0.04)	(0.51)	—	(0.18)

Net asset value, end of year	$159.94	$123.34	$100.16	$90.93	$66.32

Total return	30.28%	23.19%	10.79%	37.10%	(12.47)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$2,591,108	$1,837,827	$1,477,397	$1,614,091	$1,296,500
Ratio of expenses to average net assets	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets	0.24%	0.03%	0.49%	(0.08)%	0.08%
Portfolio turnover rate[c]	14%	19%	13%	11%	11%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

30	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Index Fund	Diversification Classification
S&P International Preferred Stock	Non-diversified
S&P U.S. Preferred Stock	Non-diversified
Nasdaq Biotechnology	Non-diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements (Continued)

iSHARES® TRUST

defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

32	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of March 31, 2013. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

S&P International Preferred Stock
Assets:
Preferred Stocks	$138,580,815	$7,236,575	$—	$145,817,390
Money Market Funds	1,253,828	—	—	1,253,828

	$139,834,643	$7,236,575	$—	$147,071,218

S&P U.S. Preferred Stock
Assets:
Preferred Stocks	$11,820,243,819	$—	$—	$11,820,243,819
Money Market Funds	243,753,730	—	—	243,753,730

	$12,063,997,549	$—	$—	$12,063,997,549

Nasdaq Biotechnology
Assets:
Common Stocks	$2,590,159,874	$—	$—	$2,590,159,874
Money Market Funds	411,103,981	—	—	411,103,981

	$3,001,263,855	$—	$—	$3,001,263,855

The iShares S&P International Preferred Stock Index Fund had transfers from Level 1 to Level 2 during the year ended March 31, 2013 in the amount of $7,236,575, resulting from a temporary suspension of trading due to pending corporate actions.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of March 31, 2013 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements (Continued)

iSHARES® TRUST

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of March 31, 2013, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage

34	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Advisor”), an affiliate of BFA, under which BFA pays the Sub-Advisor for services it provides to the iShares S&P International Preferred Stock Index Fund.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
S&P International Preferred Stock	0.55%
Nasdaq Biotechnology	0.48

Effective June 30, 2012, for its investment advisory services to the iShares S&P U.S. Preferred Stock Index Fund, BFA is entitled to an annual investment advisory fee of 0.48% based on the Fund’s allocable portion of the aggregate of the average daily net assets (of the Fund and certain other iShares funds) up to $46 billion, and 0.456% on its allocable portion of the aggregate average daily net assets in excess of $46 billion. Prior to June 30, 2012, for its investment advisory services to the Fund, BFA was entitled to an annual investment advisory fee of 0.48% based on the average daily net assets of the Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. The Funds benefit from a borrower default indemnity provided by BlackRock. As securities lending agent, BTC bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the year ended March 31, 2013, BTC earned securities lending agent fees from the Funds as follows:

iShares Index Fund	Securities Lending Agent Fees
S&P International Preferred Stock	$8,478
S&P U.S. Preferred Stock	4,361,231
Nasdaq Biotechnology	2,315,414

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements (Continued)

iSHARES® TRUST

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the year ended March 31, 2013, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Shares Held at Beginning of Year	Shares Purchased	Shares Sold	Shares Held at End of Year	Value at End of Year	Dividend Income	Net Realized Gain (Loss)
S&P U.S. Preferred Stock
PNC Capital Trust D	490,274	28,272	(518,546)	—	$—	$88,109	$(106,979)
PNC Capital Trust E	1,410,262	194,350	(1,604,612)	—	—	1,086,667	(718,294)
PNC Financial Services Group Inc. (The) Series L	96,364	371,031	(15,918)	451,477	11,444,942	773,746	1,490
PNC Financial Services Group Inc. (The) Series P	—	4,402,770	(265,043)	4,137,727	114,490,906	3,363,077	65,338
PNC Financial Services Group Inc. (The) Series Q	—	1,378,350	(25,549)	1,352,801	34,455,841	688,899	(58)

					$160,391,689	$6,000,498	$(758,503)

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2013 were as follows:

iShares Index Fund	Purchases	Sales
S&P International Preferred Stock	$107,454,230	$102,799,134
S&P U.S. Preferred Stock	3,495,623,209	3,213,266,782
Nasdaq Biotechnology	289,425,531	293,960,863

In-kind transactions (see Note 4) for the year ended March 31, 2013 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
S&P International Preferred Stock	$43,026,204	$—
S&P U.S. Preferred Stock	3,238,591,311	413,191,373
Nasdaq Biotechnology	2,786,854,056	2,572,298,266

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

36	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of March 31, 2013, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of March 31, 2013 and the value of the related collateral are disclosed in the statements of assets and liabilities. Securities lending income, as disclosed in the statements of operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of March 31, 2013, attributable to passive foreign investment companies, the expiration of capital loss carryforwards,

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements (Continued)

iSHARES® TRUST

distributions paid in excess of taxable income, the tax classification of investments, foreign currency transactions and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares Index Fund	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
S&P International Preferred Stock	$—	$(2,498)	$2,498
S&P U.S. Preferred Stock	44,463,403	(2,792,823)	(41,670,580)
Nasdaq Biotechnology	311,168,539	4,870,248	(316,038,787)

The tax character of distributions paid during the years ended March 31, 2013 and March 31, 2012 was as follows:

iShares Index Fund	2013	2012
S&P International Preferred Stock
Ordinary income	$4,506,699	$435,703

S&P U.S. Preferred Stock
Ordinary income	$590,870,484	$466,143,468

Nasdaq Biotechnology
Ordinary income	$10,236,427	$589,910

As of March 31, 2013, the tax components of accumulated net earnings (losses) were as follows:

iShares Index Fund	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
S&P International Preferred Stock	$1,309,293	$—	$5,109,722	$—	$6,419,015
S&P U.S. Preferred Stock	86,805,066	(65,129,961)	530,492,963	(29,373,278)	522,794,790
Nasdaq Biotechnology	—	(276,340,239)	20,366,588	(3,989,664)	(259,963,315)

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the tax classification of investments and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.
[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the year ending March 31, 2014.

38	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2013, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares Index Fund	Non- Expiring [a]	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
S&P U.S. Preferred Stock	$28,563,635	$—	$—	$—	$—	$36,566,326	$—	$65,129,961
Nasdaq Biotechnology	83,105,043	24,158,638	18,800,299	5,156,780	45,321,421	79,449,573	20,348,485	276,340,239

[a]	Must be utilized prior to losses subject to expiration.

For the year ended March 31, 2013, the Funds utilized their capital loss carryforwards as follows:

iShares Index Fund	Utilized
S&P International Preferred Stock	$92,998
S&P U.S. Preferred Stock	6,890,036

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P International Preferred Stock	$141,966,826	$5,879,788	$(775,396)	$5,104,392
S&P U.S. Preferred Stock	11,537,131,406	678,305,033	(151,438,890)	526,866,143
Nasdaq Biotechnology	2,980,897,267	340,987,345	(320,620,757)	20,366,588

Management has reviewed the tax positions as of March 31, 2013, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	39

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares S&P International Preferred Stock Index Fund, iShares S&P U.S. Preferred Stock Index Fund and iShares Nasdaq Biotechnology Index Fund (the “Funds”), at March 31, 2013, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2013 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2013

40	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

For corporate shareholders, the following percentages of the income dividends paid by the Funds during the fiscal year ended March 31, 2013 qualified for the dividends-received deduction:

iShares Index Fund	Dividends- Received Deduction
S&P U.S. Preferred Stock	32.19%
Nasdaq Biotechnology	86.23

For the fiscal year ended March 31, 2013, the iShares S&P International Preferred Stock Index Fund earned foreign source income of $6,102,481 and paid foreign taxes of $647,368 which it intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code (the “Code”).

Under section 871(k)(1)(C) of the Code, the iShares S&P U.S. Preferred Stock Index Fund hereby designates $247,602,738 as the maximum amount allowable as interest-related dividends for the fiscal year ended March 31, 2013.

Under Section 854(b)(2) of the Code, the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2013:

iShares Index Fund	Qualified Dividend Income
S&P International Preferred Stock	$5,154,067
S&P U.S. Preferred Stock	342,185,517
Nasdaq Biotechnology	10,236,427

In February 2014, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2013. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

TAX INFORMATION	41

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
S&P International Preferred Stock	$1.06979	$—	0.00777	$1.07756	99%	—%	1%	100%
S&P U.S. Preferred Stock	2.18213	—	0.16805	2.35018	93	—	7	100

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

42	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares S&P International Preferred Stock Index Fund

Period Covered: January 1, 2012 through March 31, 2013

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	6	1.94%
Greater than 2.0% and Less than 2.5%	1	0.32
Greater than 1.5% and Less than 2.0%	3	0.97
Greater than 1.0% and Less than 1.5%	28	9.03
Greater than 0.5% and Less than 1.0%	98	31.61
Between 0.5% and –0.5%	170	54.84
Less than –0.5% and Greater than –1.0%	4	1.29

	310	100.00%

iShares S&P U.S. Preferred Stock Index Fund

Period Covered: January 1, 2008 through March 31, 2013

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 5.5%	3	0.23%
Greater than 5.0% and Less than 5.5%	1	0.08
Greater than 4.5% and Less than 5.0%	2	0.15
Greater than 4.0% and Less than 4.5%	3	0.23
Greater than 3.5% and Less than 4.0%	1	0.08
Greater than 3.0% and Less than 3.5%	1	0.08
Greater than 2.5% and Less than 3.0%	9	0.68
Greater than 2.0% and Less than 2.5%	11	0.83
Greater than 1.5% and Less than 2.0%	25	1.89
Greater than 1.0% and Less than 1.5%	35	2.66
Greater than 0.5% and Less than 1.0%	90	6.82
Between 0.5% and –0.5%	1,108	84.06
Less than –0.5% and Greater than –1.0%	19	1.44
Less than –1.0% and Greater than –1.5%	5	0.38
Less than –1.5% and Greater than –2.0%	2	0.15
Less than –2.0% and Greater than –2.5%	1	0.08
Less than –2.5% and Greater than –3.0%	1	0.08
Less than –3.0% and Greater than –3.5%	1	0.08

	1,318	100.00%

SUPPLEMENTAL INFORMATION	43

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Nasdaq Biotechnology Index Fund

Period Covered: January 1, 2008 through March 31, 2013

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	1	0.08%
Greater than 1.0% and Less than 1.5%	3	0.23
Greater than 0.5% and Less than 1.0%	9	0.68
Between 0.5% and –0.5%	1,304	98.93
Less than –0.5%	1	0.08

	1,318	100.00%

44	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Chief Compliance Officer, Treasurer and Secretary shall each hold office until their successors are chosen and qualified, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not interested persons of the Trust (as defined in the 1940 Act) are referred to as Independent Trustees.

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee of iShares Trust also serves as a Director of iShares, Inc., a Director of iShares MSCI Russia Capped Index Fund, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 287 funds (as of March 31, 2013) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees and Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert S. Kapito[a] (56)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of BlackRock, Inc. (since 2007); Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

Michael Latham[b] (47)	Trustee (since 2010); President (since 2007).	Chairman of iShares, BlackRock (since 2011); Global Chief Executive Officer of iShares, BlackRock
		(2010-2011); Managing Director, BlackRock (since 2009); Head of Americas iShares, Barclays Global Investors (“BGI”) (2007-2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005-2009); Chief Operating Officer of the Intermediary Investor and Exchange-Traded Products Business, BGI (2003-2007).	Director of iShares, Inc. (since 2010); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	45

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert H. Silver (57)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011);
		Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Paine Webber Inc.) (2003-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Independent Chairman of iShares, Inc., iShares MSCI Russia Capped Index Fund, Inc. and iShares U.S. ETF Trust (since 2012).

Cecilia H. Herbert (64)	Trustee (since 2005); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).	Trustee and Member (since 2011) of the Investment Committee, WNET, the New York public broadcasting company; Director (since 1998) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010), the Thacher School; Member (since 1994) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco.	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (69)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (57)	Trustee (since 2005); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

46	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
John E. Martinez (51)	Trustee (since 2003); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

George G.C. Parker (74)	Trustee (since 2000).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University Graduate School of Business (Professor since 1973; Emeritus since 2006).

Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped Index Fund, Inc. (since

2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Madhav V. Rajan (48)	Trustee (since 2011); 15(c) Committee Chair (since 2012).	Robert K. Jaedicke Professor of Accounting and Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Visiting Professor, University of Chicago (2007-2008).	Director of iShares, Inc. (since 2011); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

TRUSTEE AND OFFICER INFORMATION	47

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years
Edward B. Baer (44)	Vice President and Chief Legal Officer (since 2012).	Managing Director of Legal & Compliance, BlackRock (since 2006); Director of Legal & Compliance, BlackRock (2004-2006).

Eilleen M. Clavere (60)	Secretary (since 2007).	Director of Global Fund Administration, BlackRock (since 2009); Director of Legal Administration of Intermediary Investor Business, BGI (2006-2009); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel of Kirkpatrick & Lockhart LLP (2001-2005).

Jack Gee (53)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Scott Radell (44)	Executive Vice President (since 2012).	Managing Director, BlackRock (since 2009); Head of Portfolio Solutions, BlackRock (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (50)	Executive Vice President (since 2007).	Senior Managing Director, BlackRock (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (49)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Head of Strategic Product Initiatives for iShares (since 2012); Chief Legal Officer, Exchange-Traded Fund Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

48	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

49

Notes:

50	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s or The NASDAQ OMX Group, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2013 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

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iS-AR-39-0313

Item 2. Code of Ethics.

iShares Trust (the “Registrant”) adopted a new code of ethics on July 1, 2011 that applies to persons appointed by the Registrant’s Board of Trustees as the President and/or Chief Financial Officer, and any persons performing similar functions. For the fiscal year ended March 31, 2013, there were no amendments to any provision of the former and new codes of ethics, nor were there any waivers granted from any provision of the former and new codes of ethics. A copy of the new code of ethics is filed with this Form N-CSR under Item 12(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the Registrant’s audit committee are Charles A. Hurty, John E. Kerrigan, George G.C. Parker, Robert H. Silver and Madhav V. Rajan, all of whom are independent, as that term is defined under Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the fifty-eight series of the Registrant for which the fiscal year-end is March 31, 2013 (the “Funds”), and whose annual financial statements are reported in Item 1.

(a)	Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years, were $790,500 for the fiscal year ended March 31, 2012 and $819,350 for the fiscal year ended March 31, 2013.

(b)	Audit-Related Fees – There were no fees billed for the fiscal years ended March 31, 2012 and March 31, 2013 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under (a) of this Item.

(c)	Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the review of the Funds’ tax returns and excise tax calculations, were $203,660 for the fiscal year ended March 31, 2012 and $220,590 for the fiscal year ended March 31, 2013.

(d)	All Other Fees – There were no other fees billed for the fiscal years ended March 31, 2012 and March 31, 2013 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)	(1) The Registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the Registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the Registrant or to any entity controlling, controlled by or under common control with the Registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(2) There were no services described in (b) through (d) above (including services required by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	None of the hours expended on the principal accountant’s engagement to audit the Funds’ financial statements for the fiscal year ended March 31, 2013 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the Funds, and rendered to the Registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the Registrant for the last two fiscal years, were $3,066,150 for the fiscal year ended March 31, 2012 and $4,821,421 for the fiscal year ended March 31, 2013.

(h)	The Registrant’s audit committee has considered whether the provision of non-audit services rendered to the Registrant’s investment adviser and any Adviser Affiliate that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, are compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services do not compromise the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are George G.C. Parker, Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, Robert H. Silver, John E. Martinez and Madhav V. Rajan.

Item 6. Investments.

(a)	Full schedules of investments attached.

(b)	Not applicable.

Schedule of Investments

iSHARES® S&P 500 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.84%

ADVERTISING — 0.15%
Interpublic Group of Companies Inc. (The)	171,873	$2,239,505
Omnicom Group Inc.	136,323	8,029,425

		10,268,930
AEROSPACE & DEFENSE — 1.04%
Boeing Co. (The)	655,092	56,239,648
Lockheed Martin Corp.	115,489	11,146,998
Rockwell Collins Inc.	63,305	3,995,812

		71,382,458
AGRICULTURE — 2.99%
Altria Group Inc.	1,102,692	37,921,578
Lorillard Inc.	364,356	14,701,765
Philip Morris International Inc.	1,586,276	147,063,648
Reynolds American Inc.	146,042	6,497,408

		206,184,399
AIRLINES — 0.14%
Southwest Airlines Co.	703,145	9,478,395

		9,478,395
APPAREL — 0.89%
Coach Inc.	269,556	13,475,105
Nike Inc. Class B	404,898	23,893,031
Ralph Lauren Corp.	58,698	9,938,158
VF Corp.	84,684	14,205,741

		61,512,035
AUTO MANUFACTURERS — 0.25%
PACCAR Inc.	339,753	17,177,912

		17,177,912
AUTO PARTS & EQUIPMENT — 0.31%
BorgWarner Inc.[a]	111,679	8,637,254
Delphi Automotive PLC	281,339	12,491,451

		21,128,705
BANKS — 3.43%
Bank of America Corp.	10,416,281	126,870,303
Bank of New York Mellon Corp. (The)	570,186	15,959,506
Comerica Inc.	81,558	2,932,010
First Horizon National Corp.	115,179	1,230,112
Huntington Bancshares Inc.	813,147	6,009,156
KeyCorp	455,024	4,532,039
M&T Bank Corp.	77,950	8,041,322

Security	Shares	Value

Regions Financial Corp.	655,194	$5,366,039
U.S. Bancorp	1,793,698	60,860,173
Zions Bancorp	177,880	4,445,221

		236,245,881
BEVERAGES — 4.44%
Brown-Forman Corp. Class B NVS	146,374	10,451,104
Coca-Cola Co. (The)	3,689,699	149,211,428
Coca-Cola Enterprises Inc.	152,052	5,613,760
Constellation Brands Inc. Class Aa	147,209	7,013,037
Dr Pepper Snapple Group Inc.	196,650	9,232,717
Monster Beverage Corp.[a]	139,083	6,639,822
PepsiCo Inc.	1,485,167	117,491,561

		305,653,429
BIOTECHNOLOGY — 3.83%
Alexion Pharmaceuticals Inc.[a,b]	187,660	17,290,992
Amgen Inc.	720,449	73,853,227
Biogen Idec Inc.[a]	227,461	43,879,502
Celgene Corp.[a]	403,068	46,719,612
Gilead Sciences Inc.[a,b]	1,465,471	71,705,496
Life Technologies Corp.[a]	164,915	10,658,456

		264,107,285
BUILDING MATERIALS — 0.17%
Masco Corp.	344,354	6,973,168
Vulcan Materials Co.	85,288	4,409,390

		11,382,558
CHEMICALS — 2.97%
Airgas Inc.	37,610	3,729,408
CF Industries Holdings Inc.	60,434	11,504,821
E.I. du Pont de Nemours and Co.	440,506	21,655,275
Eastman Chemical Co.	147,551	10,309,388
Ecolab Inc.	255,356	20,474,444
FMC Corp.	132,957	7,582,538
International Flavors & Fragrances Inc.	46,475	3,563,238
Monsanto Co.	515,764	54,480,151
Mosaic Co. (The)	265,893	15,849,882
PPG Industries Inc.	137,374	18,399,873
Praxair Inc.	162,361	18,109,746
Sherwin-Williams Co. (The)	82,414	13,918,900
Sigma-Aldrich Corp.	67,466	5,240,759

		204,818,423

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value

COMMERCIAL SERVICES — 1.73%
ADT Corp. (The)	134,566	$6,585,660
Automatic Data Processing Inc.	270,422	17,582,838
Equifax Inc.	116,328	6,699,329
H&R Block Inc.	115,280	3,391,538
Iron Mountain Inc.	82,413	2,992,416
MasterCard Inc. Class A	101,633	54,996,665
Moody’s Corp.	187,140	9,978,305
Paychex Inc.	178,195	6,249,299
Quanta Services Inc.[a]	205,939	5,885,737
Robert Half International Inc.	82,211	3,085,379
Total System Services Inc.	74,178	1,838,131

		119,285,297
COMPUTERS — 9.38%
Accenture PLC Class A	403,106	30,623,963
Apple Inc.	904,030	400,150,799
Cognizant Technology Solutions Corp. Class Aa	290,398	22,247,391
Computer Sciences Corp.	91,901	4,524,286
EMC Corp.[a]	2,025,677	48,393,424
International Business Machines Corp.	524,427	111,860,279
NetApp Inc.[a]	219,283	7,490,707
Seagate Technology PLC	306,108	11,191,308
Teradata Corp.[a,b]	160,118	9,368,504

		645,850,661
COSMETICS & PERSONAL CARE — 2.02%
Colgate-Palmolive Co.	262,348	30,964,934
Estee Lauder Companies Inc. (The) Class A	141,223	9,042,509
Procter & Gamble Co. (The)	1,288,511	99,292,658

		139,300,101
DISTRIBUTION & WHOLESALE — 0.38%
Fastenal Co.	259,112	13,305,401
Fossil Inc.[a]	51,580	4,982,628
W.W. Grainger Inc.	36,377	8,184,098

		26,472,127
DIVERSIFIED FINANCIAL SERVICES — 3.83%
American Express Co.	925,106	62,407,651
Ameriprise Financial Inc.	195,414	14,392,241
BlackRock Inc.[c]	72,565	18,640,497
Discover Financial Services	476,615	21,371,417
Franklin Resources Inc.	132,867	20,037,672
IntercontinentalExchange Inc.[a]	44,904	7,322,495

Security	Shares	Value

Invesco Ltd.	276,789	$8,015,809
SLM Corp.	437,801	8,966,164
T. Rowe Price Group Inc.	249,065	18,647,497
Visa Inc. Class A	496,433	84,314,181

		264,115,624
ELECTRICAL COMPONENTS & EQUIPMENT — 0.28%
Emerson Electric Co.	312,370	17,452,112
Molex Inc.	69,526	2,035,721

		19,487,833
ELECTRONICS — 1.26%
Agilent Technologies Inc.	333,166	13,982,977
Amphenol Corp. Class A	153,129	11,431,080
Honeywell International Inc.	362,096	27,283,934
PerkinElmer Inc.	109,838	3,694,950
TE Connectivity Ltd.	182,637	7,657,969
Thermo Fisher Scientific Inc.	233,812	17,884,280
Waters Corp.[a]	50,594	4,751,283

		86,686,473
ENVIRONMENTAL CONTROL — 0.13%
Stericycle Inc.[a,b]	83,144	8,828,230

		8,828,230
FOOD — 1.15%
Campbell Soup Co.	90,004	4,082,582
General Mills Inc.	279,335	13,774,009
H.J. Heinz Co.	159,916	11,557,129
Hershey Co. (The)	144,062	12,609,747
J.M. Smucker Co. (The)	53,861	5,340,857
Kellogg Co.	127,814	8,235,056
McCormick & Co. Inc. NVS	128,140	9,424,697
Whole Foods Market Inc.	165,531	14,359,814

		79,383,891
GAS — 0.13%
Sempra Energy	109,256	8,733,925

		8,733,925
HAND & MACHINE TOOLS — 0.07%
Snap-on Inc.	56,274	4,653,860

		4,653,860
HEALTH CARE — PRODUCTS — 2.17%
Baxter International Inc.	525,472	38,170,286
Becton, Dickinson and Co.[b]	93,656	8,954,450
Boston Scientific Corp.[a]	563,692	4,402,435
C.R. Bard Inc.	47,017	4,738,373

2	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value

Covidien PLC	285,946	$19,398,577
Edwards Lifesciences Corp.[a,b]	110,193	9,053,457
Intuitive Surgical Inc.[a]	38,588	18,954,040
Medtronic Inc.	476,851	22,392,923
Stryker Corp.	150,814	9,839,105
Varian Medical Systems Inc.[a,b]	69,547	5,007,384
Zimmer Holdings Inc.	116,118	8,734,396

		149,645,426
HEALTH CARE — SERVICES — 0.14%
DaVita HealthCare Partners Inc.[a]	81,512	9,666,508

		9,666,508
HOME BUILDERS — 0.29%
D.R. Horton Inc.	269,980	6,560,514
Lennar Corp. Class A	159,448	6,613,903
PulteGroup Inc.[a,b]	328,556	6,649,974

		19,824,391
HOUSEHOLD PRODUCTS & WARES — 0.40%
Clorox Co. (The)	69,564	6,158,501
Kimberly-Clark Corp.	216,276	21,190,722

		27,349,223
HOUSEWARES — 0.11%
Newell Rubbermaid Inc.	276,782	7,224,010

		7,224,010
INSURANCE — 0.49%
Aon PLC	185,208	11,390,292
Marsh & McLennan Companies Inc.	270,096	10,255,545
Prudential Financial Inc.	205,206	12,105,102

		33,750,939
INTERNET — 6.63%
Amazon.com Inc.[a]	350,056	93,286,424
eBay Inc.[a]	1,123,222	60,901,097
Expedia Inc.	60,446	3,627,365
F5 Networks Inc.[a]	76,003	6,770,347
Google Inc. Class Aa	257,063	204,115,734
Netflix Inc.[a]	54,076	10,242,535
Priceline.com Inc.[a,b]	48,001	33,021,328
Symantec Corp.[a]	406,002	10,020,129
TripAdvisor Inc.[a,b]	106,271	5,581,353
VeriSign Inc.[a]	147,333	6,965,904
Yahoo! Inc.[a]	932,331	21,937,748

		456,469,964
IRON & STEEL — 0.10%
Nucor Corp.	147,263	6,796,187

		6,796,187

Security	Shares	Value

LEISURE TIME — 0.10%
Harley-Davidson Inc.	131,014	$6,983,046

		6,983,046
LODGING — 0.45%
Marriott International Inc. Class A	134,110	5,663,465
Starwood Hotels & Resorts Worldwide Inc.	114,118	7,272,740
Wyndham Worldwide Corp.	131,949	8,508,072
Wynn Resorts Ltd.	77,044	9,642,827

		31,087,104
MACHINERY — 0.99%
Cummins Inc.	169,806	19,665,233
Deere & Co.	254,904	21,916,646
Flowserve Corp.	29,278	4,910,213
Rockwell Automation Inc.	87,762	7,578,249
Roper Industries Inc.	94,861	12,076,754
Xylem Inc.	82,701	2,279,239

		68,426,334
MANUFACTURING — 1.82%
3M Co.	348,273	37,024,902
Danaher Corp.	334,694	20,801,232
Dover Corp.	94,466	6,884,682
Eaton Corp. PLC	221,664	13,576,920
Illinois Tool Works Inc.	399,722	24,359,059
Ingersoll-Rand PLC	154,370	8,491,894
Leggett & Platt Inc.	137,885	4,657,755
Pall Corp.	56,862	3,887,655
Pentair Ltd. Registered	103,517	5,460,522

		125,144,621
MEDIA — 6.12%
CBS Corp. Class B NVS	563,148	26,293,380
Comcast Corp. Class A	2,540,904	106,743,377
DIRECTV[a]	551,621	31,227,265
Discovery Communications Inc. Series Aa,b	235,847	18,570,593
Gannett Co. Inc.	101,630	2,222,648
McGraw-Hill Companies Inc. (The)	176,272	9,180,246
News Corp. Class A NVS	1,924,924	58,748,681
Scripps Networks Interactive Inc. Class A	83,113	5,347,490
Time Warner Cable Inc.	284,420	27,321,385
Time Warner Inc.	899,811	51,847,110
Viacom Inc. Class B NVS	244,963	15,082,372
Walt Disney Co. (The)	1,216,559	69,100,551

		421,685,098

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value

METAL FABRICATE & HARDWARE — 0.22%
Precision Castparts Corp.	78,790	$14,940,160

		14,940,160
OIL & GAS — 5.15%
Anadarko Petroleum Corp.	245,612	21,478,769
Cabot Oil & Gas Corp.	121,936	8,244,093
Denbury Resources Inc.[a,b]	360,650	6,726,122
EOG Resources Inc.	261,557	33,497,605
EQT Corp.	66,881	4,531,188
Exxon Mobil Corp.	2,329,156	209,880,247
Marathon Petroleum Corp.	146,333	13,111,437
Noble Energy Inc.	172,722	19,977,026
Pioneer Natural Resources Co.	127,170	15,800,872
Range Resources Corp.	92,789	7,519,621
Southwestern Energy Co.[a]	176,287	6,568,454
Tesoro Corp.	132,712	7,770,288

		355,105,722
OIL & GAS SERVICES — 1.26%
Cameron International Corp.[a]	112,502	7,335,131
FMC Technologies Inc.[a,b]	105,611	5,744,182
Halliburton Co.	384,937	15,555,304
Schlumberger Ltd.	779,930	58,408,958

		87,043,575
PACKAGING & CONTAINERS — 0.16%
Ball Corp.	144,311	6,866,317
Bemis Co. Inc.	41,692	1,682,689
Sealed Air Corp.	92,086	2,220,194

		10,769,200
PHARMACEUTICALS — 9.28%
Abbott Laboratories	952,419	33,639,439
AbbVie Inc.	1,521,547	62,048,687
Actavis Inc.[a]	122,570	11,289,923
Allergan Inc.	189,370	21,139,373
Bristol-Myers Squibb Co.	882,552	36,352,317
DENTSPLY International Inc.	84,155	3,569,855
Eli Lilly and Co.	960,933	54,571,385
Express Scripts Holding Co.[a]	425,388	24,523,618
Johnson & Johnson	1,426,193	116,277,515
Mead Johnson Nutrition Co. Class A	103,660	8,028,467
Merck & Co. Inc.	2,909,519	128,688,025
Mylan Inc.[a,b]	379,341	10,978,129
Perrigo Co.	85,322	10,130,281
Pfizer Inc.	4,083,150	117,839,709

		639,076,723

Security	Shares	Value

PIPELINES — 0.17%
Williams Companies Inc. (The)	320,335	$11,999,749

		11,999,749
REAL ESTATE — 0.06%
CBRE Group Inc. Class Aa	176,273	4,450,893

		4,450,893
REAL ESTATE INVESTMENT TRUSTS — 2.41%
American Tower Corp.	380,278	29,250,984
Apartment Investment and Management Co. Class A	74,640	2,288,462
AvalonBay Communities Inc.	56,579	7,166,862
Boston Properties Inc.	79,081	7,991,926
Equity Residential[b]	163,959	9,027,582
HCP Inc.	243,549	12,143,353
Health Care REIT Inc.[b]	250,697	17,024,833
Kimco Realty Corp.[b]	208,777	4,676,605
Plum Creek Timber Co. Inc.[b]	83,089	4,337,246
Public Storage	74,697	11,377,847
Simon Property Group Inc.	190,201	30,158,271
Ventas Inc.	187,763	13,744,252
Vornado Realty Trust[b]	81,794	6,841,250
Weyerhaeuser Co.	329,178	10,329,606

		166,359,079
RETAIL — 6.37%
AutoNation Inc.[a,b]	16,823	736,006
AutoZone Inc.[a,b]	34,883	13,840,528
Bed Bath & Beyond Inc.[a]	109,193	7,034,213
CarMax Inc.[a]	136,508	5,692,384
Chipotle Mexican Grill Inc.[a]	20,379	6,640,905
Costco Wholesale Corp.	180,138	19,114,443
Dollar General Corp.[a]	195,063	9,866,287
Dollar Tree Inc.[a]	219,424	10,626,704
Family Dollar Stores Inc.	92,828	5,481,493
Gap Inc. (The)	287,061	10,161,959
Home Depot Inc. (The)	1,439,330	100,436,448
L Brands Inc.	231,151	10,323,204
Lowe’s Companies Inc.	1,068,425	40,514,676
McDonald’s Corp.	501,939	50,038,299
Nordstrom Inc.	144,588	7,985,595
O’Reilly Automotive Inc.[a]	106,708	10,942,905
PetSmart Inc.	103,794	6,445,607
PVH Corp.	75,435	8,057,212
Ross Stores Inc.	213,389	12,935,641

4	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value

Starbucks Corp.	721,237	$41,081,660
Tiffany & Co.	56,392	3,921,500
TJX Companies Inc. (The)	701,907	32,814,152
Urban Outfitters Inc.[a]	105,685	4,094,237
Yum! Brands Inc.	281,787	20,271,757

		439,057,815
SEMICONDUCTORS — 4.72%
Altera Corp.	166,751	5,914,658
Analog Devices Inc.	197,995	9,204,787
Applied Materials Inc.	1,152,786	15,539,555
Broadcom Corp. Class A	503,244	17,447,469
Intel Corp.	4,761,253	104,033,378
KLA-Tencor Corp.	160,454	8,462,344
Lam Research Corp.[a]	92,505	3,835,257
Linear Technology Corp.	150,484	5,774,071
LSI Corp.[a,b]	532,102	3,607,652
Microchip Technology Inc.	118,863	4,369,404
Micron Technology Inc.[a]	424,322	4,234,734
QUALCOMM Inc.	1,653,962	110,732,756
Teradyne Inc.[a,b]	183,802	2,981,268
Texas Instruments Inc.	648,491	23,008,461
Xilinx Inc.	156,616	5,978,033

		325,123,827
SOFTWARE — 5.19%
Adobe Systems Inc.[a]	479,821	20,877,012
Akamai Technologies Inc.[a,b]	171,792	6,062,540
Autodesk Inc.[a]	141,053	5,817,026
BMC Software Inc.[a]	79,981	3,705,520
Cerner Corp.[a,b]	140,483	13,310,764
Citrix Systems Inc.[a]	104,412	7,534,370
Dun & Bradstreet Corp. (The)[b]	20,524	1,716,832
Fidelity National Information Services Inc.	198,265	7,855,259
Fiserv Inc.[a,b]	127,993	11,241,625
Intuit Inc.	267,842	17,583,827
Microsoft Corp.	3,991,398	114,193,897
Oracle Corp.	3,554,851	114,963,881
Red Hat Inc.[a]	186,579	9,433,434
Salesforce.com Inc.[a,b]	129,661	23,187,277

		357,483,264

Security	Shares	Value

TELECOMMUNICATIONS — 2.31%
Cisco Systems Inc.	2,412,249	$50,440,126
Crown Castle International Corp.[a]	281,983	19,637,296
Harris Corp.	60,086	2,784,385
JDS Uniphase Corp.[a]	227,094	3,036,247
MetroPCS Communications Inc.[a]	157,644	1,718,320
Sprint Nextel Corp.[a]	2,894,484	17,974,746
Verizon Communications Inc.	1,293,156	63,558,617

		159,149,737
TEXTILES — 0.06%
Cintas Corp.	101,203	4,466,088

		4,466,088
TOYS, GAMES & HOBBIES — 0.21%
Mattel Inc.	330,838	14,487,396

		14,487,396
TRANSPORTATION — 1.49%
C.H. Robinson Worldwide Inc.	79,325	4,716,665
Expeditors International of Washington Inc.	93,726	3,346,955
Union Pacific Corp.	451,751	64,333,860
United Parcel Service Inc. Class B	351,011	30,151,845

		102,549,325

TOTAL COMMON STOCKS
(Cost: $5,269,739,256)		6,878,253,836

SHORT-TERM INVESTMENTS — 2.91%

MONEY MARKET FUNDS — 2.91%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	157,644,346	157,644,346
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	11,197,028	11,197,028
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	31,446,081	31,446,081

		200,287,455

TOTAL SHORT-TERM INVESTMENTS
(Cost: $200,287,455)		200,287,455

SCHEDULES OF INVESTMENTS	5

Schedule of Investments (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

March 31, 2013

Value

TOTAL INVESTMENTS IN SECURITIES — 102.75%
(Cost: $5,470,026,711)	$7,078,541,291
Other Assets, Less Liabilities — (2.75)%	(189,457,468)

NET ASSETS — 100.00%	$6,889,083,823

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

6	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P 500 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.80%

ADVERTISING — 0.15%
Interpublic Group of Companies Inc. (The)	193,752	$2,524,588
Omnicom Group Inc.	98,750	5,816,375

		8,340,963
AEROSPACE & DEFENSE — 2.39%
General Dynamics Corp.	271,680	19,156,157
L-3 Communications Holdings Inc.	73,826	5,974,000
Lockheed Martin Corp.	120,170	11,598,808
Northrop Grumman Corp.	193,705	13,588,406
Raytheon Co.	265,959	15,635,730
Rockwell Collins Inc.	58,320	3,681,158
United Technologies Corp.	689,728	64,441,287

		134,075,546
AGRICULTURE — 0.87%
Altria Group Inc.	706,754	24,305,270
Archer-Daniels-Midland Co.	538,542	18,165,022
Reynolds American Inc.	140,043	6,230,513

		48,700,805
APPAREL — 0.26%
Nike Inc. Class B	248,940	14,689,949

		14,689,949
AUTO MANUFACTURERS — 0.75%
Ford Motor Co.	3,207,814	42,182,754

		42,182,754
AUTO PARTS & EQUIPMENT — 0.40%
Goodyear Tire & Rubber Co. (The)[a,b]	201,530	2,541,293
Johnson Controls Inc.	559,596	19,625,032

		22,166,325
BANKS — 11.47%
Bank of New York Mellon Corp. (The)	465,677	13,034,299
BB&T Corp.	572,258	17,963,179
Capital One Financial Corp.	476,156	26,164,772
Citigroup Inc.	2,485,433	109,955,556
Comerica Inc.	84,766	3,047,338
Fifth Third Bancorp	714,529	11,653,968
First Horizon National Corp.	102,777	1,097,658
Goldman Sachs Group Inc. (The)	357,877	52,661,601
J.P. Morgan Chase & Co.	3,130,561	148,576,425

Security	Shares	Value

KeyCorp	372,066	$3,705,777
M&T Bank Corp.	34,078	3,515,486
Morgan Stanley	1,122,718	24,677,342
Northern Trust Corp.	177,425	9,680,308
PNC Financial Services Group Inc. (The)[c]	432,157	28,738,441
Regions Financial Corp.	603,920	4,946,105
State Street Corp.	373,620	22,077,206
SunTrust Banks Inc.	440,119	12,679,828
Wells Fargo & Co.	4,009,376	148,306,818

		642,482,107
BEVERAGES — 0.32%
Beam Inc.	130,552	8,295,274
Coca-Cola Enterprises Inc.	86,202	3,182,578
Molson Coors Brewing Co. Class B NVS	128,166	6,271,162

		17,749,014
BUILDING MATERIALS — 0.03%
Vulcan Materials Co.	34,129	1,764,469

		1,764,469
CHEMICALS — 1.86%
Air Products and Chemicals Inc.	169,703	14,784,525
Airgas Inc.	24,128	2,392,533
Dow Chemical Co. (The)	984,953	31,360,904
E.I. du Pont de Nemours and Co.	389,640	19,154,702
International Flavors & Fragrances Inc.	27,463	2,105,588
LyondellBasell Industries NV Class A	310,498	19,651,419
Praxair Inc.	103,963	11,596,033
Sigma-Aldrich Corp.	41,543	3,227,060

		104,272,764
COAL — 0.20%
CONSOL Energy Inc.	187,350	6,304,328
Peabody Energy Corp.	221,429	4,683,223

		10,987,551
COMMERCIAL SERVICES — 0.71%
ADT Corp. (The)	76,284	3,733,339
Apollo Group Inc. Class Aa,b	82,254	1,430,397
Automatic Data Processing Inc.	166,191	10,805,739
H&R Block Inc.	124,764	3,670,557
Iron Mountain Inc.	67,331	2,444,789
Paychex Inc.	114,310	4,008,852
Robert Half International Inc.	44,690	1,677,216

SCHEDULES OF INVESTMENTS	7

Schedule of Investments (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

SAIC Inc.	233,026	$3,157,502
Total System Services Inc.	68,617	1,700,329
Western Union Co.	467,088	7,025,003

		39,653,723
COMPUTERS — 3.26%
Accenture PLC Class A	184,258	13,998,080
Computer Sciences Corp.	48,056	2,365,797
Dell Inc.	1,194,198	17,112,857
Hewlett-Packard Co.	1,597,001	38,072,504
International Business Machines Corp.	411,295	87,729,223
NetApp Inc.[a,b]	109,511	3,740,896
SanDisk Corp.[a,b]	197,329	10,853,095
Western Digital Corp.	176,421	8,870,448

		182,742,900
COSMETICS & PERSONAL CARE — 2.07%
Avon Products Inc.	354,689	7,352,703
Colgate-Palmolive Co.	136,579	16,120,420
Estee Lauder Companies Inc. (The) Class A	76,778	4,916,095
Procter & Gamble Co. (The)	1,139,452	87,806,171

		116,195,389
DISTRIBUTION & WHOLESALE — 0.25%
Genuine Parts Co.	126,275	9,849,450
W.W. Grainger Inc.	18,191	4,092,611

		13,942,061
DIVERSIFIED FINANCIAL SERVICES — 1.17%
BlackRock Inc.[c]	41,037	10,541,585
Charles Schwab Corp. (The)	898,575	15,895,792
CME Group Inc.	250,880	15,401,523
E*TRADE Financial Corp.[a,b]	234,343	2,509,813
IntercontinentalExchange Inc.[a]	21,479	3,502,580
Invesco Ltd.	126,738	3,670,332
Legg Mason Inc.	94,253	3,030,234
NASDAQ OMX Group Inc. (The)	96,603	3,120,277
NYSE Euronext Inc.	197,726	7,640,133

		65,312,269
ELECTRIC — 6.39%
AES Corp. (The)	508,327	6,389,670
Ameren Corp.	199,003	6,969,085
American Electric Power Co. Inc.	397,146	19,313,210
CMS Energy Corp.	217,497	6,076,866
Consolidated Edison Inc.	239,330	14,606,310
Dominion Resources Inc.	471,304	27,420,467
DTE Energy Co.	140,641	9,611,406

Security	Shares	Value

Duke Energy Corp.	576,299	$41,833,544
Edison International	266,175	13,393,926
Entergy Corp.	145,142	9,178,780
Exelon Corp.	699,213	24,108,864
FirstEnergy Corp.	341,762	14,422,356
Integrys Energy Group Inc.	64,384	3,744,573
NextEra Energy Inc.	346,635	26,926,607
Northeast Utilities	256,499	11,147,447
NRG Energy Inc.	265,393	7,030,261
Pepco Holdings Inc.	188,943	4,043,380
PG&E Corp.	358,618	15,969,260
Pinnacle West Capital Corp.	90,141	5,218,263
PPL Corp.	476,330	14,913,892
Public Service Enterprise Group Inc.	413,413	14,196,602
SCANA Corp.	108,744	5,563,343
Southern Co. (The)	710,662	33,344,261
TECO Energy Inc.	167,712	2,988,628
Wisconsin Energy Corp.	186,372	7,993,495
Xcel Energy Inc.	398,544	11,836,757

		358,241,253
ELECTRICAL COMPONENTS & EQUIPMENT — 0.35%
Emerson Electric Co.	324,752	18,143,894
Molex Inc.	54,572	1,597,868

		19,741,762
ELECTRONICS — 1.14%
FLIR Systems Inc.	119,051	3,096,517
Garmin Ltd.	90,105	2,977,069
Honeywell International Inc.	333,304	25,114,456
Jabil Circuit Inc.	151,064	2,791,663
TE Connectivity Ltd.	188,136	7,888,542
Thermo Fisher Scientific Inc.	93,981	7,188,607
Tyco International Ltd.	380,440	12,174,080
Waters Corp.[a,b]	27,524	2,584,779

		63,815,713
ENGINEERING & CONSTRUCTION — 0.26%
Fluor Corp.	132,355	8,779,107
Jacobs Engineering Group Inc.[a,b]	107,049	6,020,436

		14,799,543
ENTERTAINMENT — 0.06%
International Game Technology	216,610	3,574,065

		3,574,065
ENVIRONMENTAL CONTROL — 0.39%
Republic Services Inc.	242,019	7,986,627
Waste Management Inc.	357,265	14,008,361

		21,994,988

8	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

FOOD — 2.99%
Campbell Soup Co.	70,646	$3,204,503
ConAgra Foods Inc.	337,877	12,099,375
Dean Foods Co.[a,b]	152,684	2,768,161
General Mills Inc.	290,589	14,328,944
H.J. Heinz Co.	125,424	9,064,392
Hormel Foods Corp.[b]	110,375	4,560,695
J.M. Smucker Co. (The)	42,280	4,192,485
Kellogg Co.	96,381	6,209,828
Kraft Foods Group Inc.	484,572	24,969,995
Kroger Co. (The)	423,565	14,036,944
Mondelez International Inc. Class A	1,454,371	44,518,296
Safeway Inc.	197,114	5,193,954
Sysco Corp.	479,165	16,852,233
Tyson Foods Inc. Class A	232,924	5,781,174

		167,780,979
FOREST PRODUCTS & PAPER — 0.39%
International Paper Co.	360,772	16,804,760
MeadWestvaco Corp.	144,263	5,236,747

		22,041,507
GAS — 0.49%
AGL Resources Inc.	96,803	4,060,886
CenterPoint Energy Inc.	348,230	8,343,591
NiSource Inc.	255,556	7,498,013
Sempra Energy	92,022	7,356,238

		27,258,728
HAND & MACHINE TOOLS — 0.19%
Stanley Black & Decker Inc.	130,740	10,586,018

		10,586,018
HEALTH CARE — PRODUCTS — 1.37%
Becton, Dickinson and Co.	79,644	7,614,763
Boston Scientific Corp.[a]	635,411	4,962,560
C.R. Bard Inc.	22,489	2,266,441
CareFusion Corp.[a]	182,797	6,396,067
Covidien PLC	142,376	9,658,788
Hospira Inc.[a,b]	135,835	4,459,463
Medtronic Inc.	421,783	19,806,930
St. Jude Medical Inc.	230,626	9,326,515
Stryker Corp.	109,245	7,127,144
Varian Medical Systems Inc.[a,b]	30,466	2,193,552
Zimmer Holdings Inc.	40,333	3,033,848

		76,846,071

Security	Shares	Value

HEALTH CARE — SERVICES — 2.23%
Aetna Inc.	267,969	$13,698,575
Cigna Corp.	233,700	14,575,869
Coventry Health Care Inc.	110,550	5,199,167
Humana Inc.	129,023	8,916,780
Laboratory Corp. of America Holdings[a,b]	76,456	6,896,331
Quest Diagnostics Inc.	129,933	7,334,718
Tenet Healthcare Corp.[a,b]	85,642	4,074,846
UnitedHealth Group Inc.	838,244	47,955,939
WellPoint Inc.	248,581	16,463,520

		125,115,745
HOLDING COMPANIES — DIVERSIFIED — 0.12%
Leucadia National Corp.	240,887	6,607,530

		6,607,530
HOME FURNISHINGS — 0.18%
Harman International Industries Inc.	55,790	2,489,908
Whirlpool Corp.	63,887	7,568,054

		10,057,962
HOUSEHOLD PRODUCTS & WARES — 0.37%
Avery Dennison Corp.	82,210	3,540,784
Clorox Co. (The)	48,360	4,281,311
Kimberly-Clark Corp.	132,959	13,027,323

		20,849,418
INSURANCE — 8.01%
ACE Ltd.	277,488	24,688,107
Aflac Inc.	382,489	19,897,078
Allstate Corp. (The)	390,422	19,158,008
American International Group Inc.[a]	1,207,421	46,872,083
Aon PLC	97,232	5,979,768
Assurant Inc.	64,721	2,913,092
Berkshire Hathaway Inc. Class Ba	1,491,834	155,449,103
Chubb Corp. (The)	213,406	18,679,427
Cincinnati Financial Corp.	120,642	5,693,096
Genworth Financial Inc. Class Aa	404,630	4,046,300
Hartford Financial Services Group Inc. (The)	355,853	9,181,007
Lincoln National Corp.	222,933	7,269,845
Loews Corp.	252,597	11,131,950
Marsh & McLennan Companies Inc.	218,780	8,307,077
MetLife Inc.	894,368	34,003,871
Principal Financial Group Inc.	224,394	7,636,128

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

Progressive Corp. (The)	453,461	$11,458,960
Prudential Financial Inc.	205,009	12,093,481
Torchmark Corp.	76,913	4,599,397
Travelers Companies Inc. (The)	309,088	26,022,119
Unum Group	221,566	6,259,240
XL Group PLC	242,228	7,339,508

		448,678,645
INTERNET — 0.12%
Expedia Inc.	25,317	1,519,273
Symantec Corp.[a]	220,733	5,447,691

		6,966,964
IRON & STEEL — 0.25%
Allegheny Technologies Inc.	88,261	2,798,757
Cliffs Natural Resources Inc.	124,421	2,365,243
Nucor Corp.	135,661	6,260,755
United States Steel Corp.[b]	118,488	2,310,516

		13,735,271
LEISURE TIME — 0.29%
Carnival Corp.	362,734	12,441,776
Harley-Davidson Inc.	74,272	3,958,698

		16,400,474
LODGING — 0.14%
Marriott International Inc. Class A	86,127	3,637,143
Starwood Hotels & Resorts Worldwide Inc.	62,199	3,963,942

		7,601,085
MACHINERY — 1.23%
Caterpillar Inc.	535,737	46,593,047
Deere & Co.	101,566	8,732,645
Flowserve Corp.	14,623	2,452,423
Joy Global Inc.	87,219	5,191,275
Rockwell Automation Inc.	40,160	3,467,816
Xylem Inc.	82,555	2,275,216

		68,712,422
MANUFACTURING — 4.98%
3M Co.	223,220	23,730,518
Danaher Corp.	189,318	11,766,113
Dover Corp.	63,119	4,600,113
Eaton Corp. PLC	196,191	12,016,699
General Electric Co.	8,505,017	196,635,993
Ingersoll-Rand PLC	95,061	5,229,305
Pall Corp.	42,878	2,931,569
Parker Hannifin Corp.	121,665	11,142,081
Pentair Ltd. Registered	81,257	4,286,307
Textron Inc.	223,000	6,647,630

		278,986,328

Security	Shares	Value

MEDIA — 0.82%
Cablevision NY Group Class A	175,691	$2,628,337
Gannett Co. Inc.	101,902	2,228,597
McGraw-Hill Companies Inc. (The)	80,710	4,203,377
Viacom Inc. Class B NVS	163,401	10,060,599
Walt Disney Co. (The)	442,937	25,158,822
Washington Post Co. (The) Class Bb	3,719	1,662,393

		45,942,125
METAL FABRICATE & HARDWARE — 0.18%
Precision Castparts Corp.	52,556	9,965,669

		9,965,669
MINING — 0.89%
Alcoa Inc.	869,876	7,411,344
Freeport-McMoRan Copper & Gold Inc.	776,515	25,702,646
Newmont Mining Corp.	406,184	17,015,048

		50,129,038
OFFICE & BUSINESS EQUIPMENT — 0.20%
Pitney Bowes Inc.[b]	165,351	2,457,116
Xerox Corp.	996,862	8,573,013

		11,030,129
OIL & GAS — 12.51%
Anadarko Petroleum Corp.	200,566	17,539,497
Apache Corp.	320,371	24,719,826
Cabot Oil & Gas Corp.	68,985	4,664,076
Chesapeake Energy Corp.	424,227	8,658,473
Chevron Corp.	1,588,982	188,802,841
ConocoPhillips	998,626	60,017,423
Devon Energy Corp.	308,753	17,419,844
Diamond Offshore Drilling Inc.	57,207	3,979,319
Ensco PLC Class A	189,691	11,381,460
EQT Corp.	66,764	4,523,261
Exxon Mobil Corp.	1,685,738	151,901,851
Helmerich & Payne Inc.	87,272	5,297,410
Hess Corp.	242,965	17,398,724
Marathon Oil Corp.	578,723	19,514,540
Marathon Petroleum Corp.	146,193	13,098,893
Murphy Oil Corp.	147,608	9,407,058
Nabors Industries Ltd.[b]	239,008	3,876,710
Newfield Exploration Co.[a]	111,045	2,489,629
Noble Corp.	205,627	7,844,670
Occidental Petroleum Corp.	658,805	51,630,548
Phillips 66	508,288	35,564,911
QEP Resources Inc.	146,655	4,669,495
Range Resources Corp.	54,904	4,449,420

10	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

Rowan Companies PLC[a,b]	102,039	$3,608,099
Southwestern Energy Co.[a]	138,374	5,155,815
Valero Energy Corp.	452,157	20,568,622
WPX Energy Inc.a,b	164,354	2,632,951

		700,815,366
OIL & GAS SERVICES — 1.85%
Baker Hughes Inc.	361,257	16,765,938
Cameron International Corp.[a]	107,879	7,033,711
FMC Technologies Inc.[a,b]	105,472	5,736,622
Halliburton Co.	434,313	17,550,588
National Oilwell Varco Inc.	348,896	24,684,392
Schlumberger Ltd.	423,645	31,726,774

		103,498,025
PACKAGING & CONTAINERS — 0.13%
Bemis Co. Inc.	49,059	1,980,021
Owens-Illinois Inc.[a,b]	134,743	3,590,901
Sealed Air Corp.	81,502	1,965,013

		7,535,935
PHARMACEUTICALS — 5.10%
Abbott Laboratories	475,166	16,782,863
Allergan Inc.	90,291	10,079,184
AmerisourceBergen Corp.	187,619	9,652,998
Bristol-Myers Squibb Co.	589,153	24,267,212
Cardinal Health Inc.	278,256	11,581,015
DENTSPLY International Inc.	45,752	1,940,800
Express Scripts Holding Co.[a]	307,880	17,749,282
Forest Laboratories Inc.[a,b]	192,438	7,320,341
Johnson & Johnson	1,074,556	87,608,551
McKesson Corp.	190,445	20,560,442
Mead Johnson Nutrition Co. Class A	78,169	6,054,189
Patterson Companies Inc.	68,694	2,613,120
Pfizer Inc.	2,410,734	69,573,783

		285,783,780
PIPELINES — 0.99%
Kinder Morgan Inc.	516,611	19,982,513
ONEOK Inc.	166,777	7,950,260
Spectra Energy Corp.	546,277	16,798,018
Williams Companies Inc. (The)	283,528	10,620,959

		55,351,750
REAL ESTATE — 0.05%
CBRE Group Inc. Class Aa,b	99,927	2,523,157

		2,523,157

Security	Shares	Value

REAL ESTATE INVESTMENT TRUSTS — 1.79%
Apartment Investment and Management Co. Class Ab	56,283	$1,725,637
AvalonBay Communities Inc.	44,852	5,681,403
Boston Properties Inc.[b]	57,284	5,789,121
Equity Residential	122,536	6,746,832
HCP Inc.	162,379	8,096,217
Host Hotels & Resorts Inc.[b]	592,607	10,364,696
Kimco Realty Corp.[b]	157,434	3,526,522
Plum Creek Timber Co. Inc.[b]	62,655	3,270,591
Prologis Inc.	378,253	15,122,555
Public Storage	54,028	8,229,545
Simon Property Group Inc.	94,868	15,042,270
Ventas Inc.	78,260	5,728,632
Vornado Realty Trust[b]	69,458	5,809,467
Weyerhaeuser Co.	165,690	5,199,352

		100,332,840
RETAIL — 6.50%
Abercrombie & Fitch Co. Class A	65,339	3,018,662
AutoNation Inc.[a,b]	17,535	767,156
Bed Bath & Beyond Inc.[a,b]	92,854	5,981,655
Best Buy Co. Inc.	218,420	4,838,003
CarMax Inc.[a,b]	71,204	2,969,207
Chipotle Mexican Grill Inc.[a,b]	8,155	2,657,470
Costco Wholesale Corp.	203,059	21,546,591
CVS Caremark Corp.	1,006,960	55,372,730
Darden Restaurants Inc.	106,232	5,490,070
Dollar General Corp.[a,b]	81,621	4,128,390
GameStop Corp. Class Ab	99,517	2,783,490
J.C. Penney Co. Inc.[b]	117,032	1,768,354
Kohl’s Corp.	172,272	7,946,907
Macy’s Inc.	322,952	13,512,312
McDonald’s Corp.	393,661	39,244,065
Staples Inc.	548,214	7,362,514
Target Corp.	532,242	36,431,965
Tiffany & Co.	49,911	3,470,811
Wal-Mart Stores Inc.	1,368,045	102,370,807
Walgreen Co.	703,363	33,536,348
Yum! Brands Inc.	128,545	9,247,527

		364,445,034
SAVINGS & LOANS — 0.13%
Hudson City Bancorp Inc.	390,391	3,372,978
People’s United Financial Inc.	278,126	3,738,014

		7,110,992

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

SEMICONDUCTORS — 0.80%
Advanced Micro Devices Inc.[a,b]	498,457	$1,271,065
Altera Corp.	120,791	4,284,457
Analog Devices Inc.	82,924	3,855,137
First Solar Inc.[a,b]	49,388	1,331,501
Lam Research Corp.[a,b]	54,663	2,266,328
Linear Technology Corp.	63,027	2,418,346
Microchip Technology Inc.	59,362	2,182,147
Micron Technology Inc.[a,b]	477,680	4,767,246
NVIDIA Corp.	513,145	6,578,519
Texas Instruments Inc.	351,798	12,481,793
Xilinx Inc.	81,625	3,115,626

		44,552,165
SOFTWARE — 1.86%
Autodesk Inc.[a,b]	64,586	2,663,527
BMC Software Inc.[a]	39,747	1,841,478
CA Inc.	273,325	6,879,590
Citrix Systems Inc.[a]	64,425	4,648,908
Dun & Bradstreet Corp. (The)[b]	16,112	1,347,769
Electronic Arts Inc.[a,b]	246,430	4,361,811
Fidelity National Information Services Inc.	72,235	2,861,951
Microsoft Corp.	2,774,609	79,381,563

		103,986,597
TELECOMMUNICATIONS — 6.08%
AT&T Inc.	4,491,706	164,800,693
CenturyLink Inc.	511,746	17,977,637
Cisco Systems Inc.	2,311,235	48,327,924
Corning Inc.	1,203,786	16,046,467
Frontier Communications Corp.[b]	819,811	3,262,848
Harris Corp.	41,559	1,925,844
Juniper Networks Inc.[a,b]	419,699	7,781,219
MetroPCS Communications Inc.[a]	128,793	1,403,844
Motorola Solutions Inc.	225,523	14,440,238
Verizon Communications Inc.	1,238,994	60,896,555
Windstream Corp.[b]	484,412	3,851,075

		340,714,344
TOYS, GAMES & HOBBIES — 0.07%
Hasbro Inc.[b]	94,098	4,134,666

		4,134,666
TRANSPORTATION — 1.75%
C.H. Robinson Worldwide Inc.	64,970	3,863,116
CSX Corp.	834,750	20,559,893

Security	Shares	Value

Expeditors International of Washington Inc.	89,878	$3,209,543
FedEx Corp.	239,157	23,485,217
Norfolk Southern Corp.	257,191	19,824,282
Ryder System Inc.	42,274	2,525,872
United Parcel Service Inc. Class B	286,543	24,614,044

		98,081,967

TOTAL COMMON STOCKS (Cost: $4,890,224,721)		5,591,584,639

SHORT-TERM INVESTMENTS — 2.01%

MONEY MARKET FUNDS — 2.01%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	74,819,284	74,819,284
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	5,314,200	5,314,200
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	32,221,086	32,221,086

		112,354,570

TOTAL SHORT-TERM INVESTMENTS (Cost: $112,354,570)		112,354,570

TOTAL INVESTMENTS IN SECURITIES — 101.81% (Cost: $5,002,579,291)		5,703,939,209
Other Assets, Less Liabilities — (1.81)%		(101,274,159)

NET ASSETS — 100.00%		$5,602,665,050

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

12	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.89%

ADVERTISING — 0.40%
Lamar Advertising Co. Class Aa	301,527	$14,657,227

		14,657,227
AEROSPACE & DEFENSE — 1.28%
B/E Aerospace Inc.[a]	569,467	34,333,165
Triumph Group Inc.	163,760	12,855,160

		47,188,325
AIRLINES — 0.67%
Alaska Air Group Inc.[a]	382,418	24,459,455

		24,459,455
APPAREL — 1.68%
Carter’s Inc.[a]	277,832	15,911,438
Hanesbrands Inc.[a]	534,978	24,373,598
Under Armour Inc. Class Aa,b	421,499	21,580,749

		61,865,785
BANKS — 2.21%
Cathay General Bancorp	397,981	8,007,378
City National Corp.[b]	257,385	15,162,550
Fulton Financial Corp.	604,296	7,070,263
Signature Bank[a,b]	251,022	19,770,493
SVB Financial Group[a]	243,720	17,289,497
Synovus Financial Corp.	2,893,159	8,014,051
Webster Financial Corp.	239,913	5,820,289

		81,134,521
BEVERAGES — 0.67%
Green Mountain Coffee Roasters Inc.[a,b]	436,087	24,752,298

		24,752,298
BIOTECHNOLOGY — 4.50%
Charles River Laboratories International Inc.[a]	261,968	11,597,323
Regeneron Pharmaceuticals Inc.[a]	414,985	73,203,354
United Therapeutics Corp.[a,b]	253,733	15,444,728
Vertex Pharmaceuticals Inc.[a]	1,185,429	65,174,887

		165,420,292

Security	Shares	Value

BUILDING MATERIALS — 2.12%
Fortune Brands Home & Security Inc.[a]	892,905	$33,421,434
Lennox International Inc.	248,653	15,786,979
Louisiana-Pacific Corp.[a]	758,528	16,384,205
Martin Marietta Materials Inc.	122,240	12,470,925

		78,063,543
CHEMICALS — 2.70%
Albemarle Corp.	289,782	18,117,171
Ashland Inc.	207,367	15,407,368
Cytec Industries Inc.	148,666	11,013,177
NewMarket Corp.	58,362	15,195,130
RPM International Inc.	352,322	11,126,329
Valspar Corp. (The)	454,741	28,307,627

		99,166,802
COMMERCIAL SERVICES — 5.63%
Alliance Data Systems Corp.[a,b]	271,126	43,892,588
CoreLogic Inc.[a]	533,249	13,789,819
Corporate Executive Board Co. (The)	105,275	6,122,794
Deluxe Corp.	118,757	4,916,540
Gartner Inc.[a]	507,577	27,617,264
Global Payments Inc.	222,586	11,053,621
HMS Holdings Corp.[a,b]	472,740	12,834,891
Lender Processing Services Inc.	230,382	5,865,526
Rollins Inc.	196,207	4,816,882
SEI Investments Co.	424,655	12,251,297
Service Corp. International	1,147,759	19,202,008
Sotheby’s	243,151	9,096,279
United Rentals Inc.[a,b]	349,361	19,204,374
WEX Inc.[a,b]	210,411	16,517,263

		207,181,146
COMPUTERS — 2.69%
Cadence Design Systems Inc.[a]	1,533,161	21,356,933
Jack Henry & Associates Inc.	294,798	13,622,616
Mentor Graphics Corp.	513,399	9,266,852
MICROS Systems Inc.[a,b]	207,075	9,423,983
NCR Corp.[a]	588,456	16,217,847
Riverbed Technology Inc.[a]	890,411	13,276,028
Synopsys Inc.[a]	443,992	15,930,433

		99,094,692

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value

DISTRIBUTION & WHOLESALE — 1.19%
LKQ Corp.[a]	1,622,187	$35,298,789
Watsco Inc.	98,352	8,279,271

		43,578,060
DIVERSIFIED FINANCIAL SERVICES — 3.31%
Affiliated Managers Group Inc.[a,b]	285,760	43,884,163
CBOE Holdings Inc.	284,614	10,513,641
Eaton Vance Corp. NVS	632,584	26,460,989
Greenhill & Co. Inc.[b]	76,852	4,102,360
Raymond James Financial Inc.	356,794	16,448,203
Waddell & Reed Financial Inc. Class A	465,206	20,366,719

		121,776,075
ELECTRIC — 0.14%
PNM Resources Inc.	225,083	5,242,183

		5,242,183
ELECTRICAL COMPONENTS & EQUIPMENT — 2.28%
Acuity Brands Inc.	144,787	10,040,978
AMETEK Inc.	1,321,336	57,293,129
Hubbell Inc. Class B	168,277	16,341,380

		83,675,487
ELECTRONICS — 3.24%
Gentex Corp.	778,274	15,573,263
Itron Inc.[a,b]	214,126	9,935,446
Mettler-Toledo International Inc.[a]	164,744	35,126,716
National Instruments Corp.	517,552	16,949,828
Trimble Navigation Ltd.[a]	1,385,976	41,523,841

		119,109,094
ENTERTAINMENT — 0.76%
Bally Technologies Inc.[a,b]	223,994	11,640,968
Cinemark Holdings Inc.	556,219	16,375,088

		28,016,056
ENVIRONMENTAL CONTROL — 0.89%
Clean Harbors Inc.[a,b]	287,356	16,692,510
Mine Safety Appliances Co.	75,894	3,765,861
Waste Connections Inc.	342,891	12,337,218

		32,795,589

Security	Shares	Value

FOOD — 1.50%
Flowers Foods Inc.	305,421	$10,060,568
Ingredion Inc.	420,188	30,387,996
Lancaster Colony Corp.	49,430	3,806,110
SUPERVALU Inc.[b]	498,986	2,514,890
Tootsie Roll Industries Inc.[b]	60,166	1,799,550
United Natural Foods Inc.[a]	133,761	6,581,041

		55,150,155
HAND & MACHINE TOOLS — 0.95%
Lincoln Electric Holdings Inc.	450,927	24,431,225
Regal Beloit Corp.	130,032	10,605,410

		35,036,635
HEALTH CARE — PRODUCTS — 4.27%
Cooper Companies Inc. (The)	262,720	28,342,234
Henry Schein Inc.[a]	280,890	25,996,370
Hologic Inc.[a]	771,424	17,434,182
IDEXX Laboratories Inc.[a,b]	296,714	27,413,406
Masimo Corp.	158,187	3,103,629
ResMed Inc.[b]	780,543	36,185,973
TECHNE Corp.	99,659	6,761,863
Thoratec Corp.[a]	313,201	11,745,038

		156,982,695
HEALTH CARE — SERVICES — 0.71%
Covance Inc.[a]	180,239	13,395,362
MEDNAX Inc.[a,b]	141,411	12,674,668

		26,070,030
HOME BUILDERS — 1.94%
KB Home	442,312	9,629,132
M.D.C. Holdings Inc.	211,484	7,750,889
NVR Inc.[a]	15,856	17,126,224
Thor Industries Inc.	238,915	8,789,683
Toll Brothers Inc.[a]	818,288	28,018,181

		71,314,109
HOME FURNISHINGS — 0.26%
Tempur-Pedic International Inc.[a,b]	192,285	9,543,105

		9,543,105

14	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value

HOUSEHOLD PRODUCTS & WARES — 1.84%
Church & Dwight Co. Inc.	427,610	$27,636,434
Jarden Corp.[a]	601,596	25,778,389
Tupperware Brands Corp.	176,204	14,402,915

		67,817,738
INSURANCE — 2.07%
Alleghany Corp.[a]	47,678	18,876,674
Arthur J. Gallagher & Co.	356,609	14,731,518
Brown & Brown Inc.	352,594	11,297,112
Fidelity National Financial Inc. Class A	643,781	16,242,594
First American Financial Corp.	585,946	14,982,639

		76,130,537
INTERNET — 3.30%
AOL Inc.[a]	132,773	5,110,433
Equinix Inc.[a,b]	265,179	57,360,869
Rackspace Hosting Inc.[a,b]	600,239	30,300,065
TIBCO Software Inc.[a]	845,467	17,095,343
ValueClick Inc.[a,b]	388,193	11,471,103

		121,337,813
IRON & STEEL — 0.23%
Carpenter Technology Corp.	168,104	8,285,846

		8,285,846
LEISURE TIME — 0.99%
Life Time Fitness Inc.[a,b]	101,542	4,343,967
Polaris Industries Inc.	346,016	32,003,020

		36,346,987
MACHINERY — 3.00%
Graco Inc.	331,030	19,209,671
IDEX Corp.	300,609	16,058,533
Nordson Corp.	308,901	20,372,021
Terex Corp.[a]	601,441	20,701,599
Wabtec Corp.	259,443	26,491,725
Zebra Technologies Corp. Class Aa	160,285	7,554,232

		110,387,781
MANUFACTURING — 1.17%
Carlisle Companies Inc.	200,606	13,599,081
CLARCOR Inc.	118,719	6,218,501

Security	Shares	Value

Donaldson Co. Inc.	447,459	$16,193,541
ITT Corp.	240,930	6,849,640

		42,860,763
MEDIA — 0.86%
AMC Networks Inc. Class Aa	315,273	19,918,948
FactSet Research Systems Inc.[b]	125,990	11,666,674

		31,585,622
METAL FABRICATE & HARDWARE — 1.45%
Timken Co. (The)	432,896	24,493,256
Valmont Industries Inc.	127,551	20,059,946
Worthington Industries Inc.	288,871	8,949,223

		53,502,425
MINING — 0.85%
Compass Minerals International Inc.	79,800	6,296,220
Royal Gold Inc.	353,603	25,116,421

		31,412,641
OFFICE FURNISHINGS — 0.11%
Herman Miller Inc.	139,729	3,866,301

		3,866,301
OIL & GAS — 3.50%
Cimarex Energy Co.	202,005	15,239,257
Forest Oil Corp.[a]	324,819	1,708,548
HollyFrontier Corp.	1,105,964	56,901,848
Northern Oil and Gas Inc.[a,b]	320,424	4,607,697
Patterson-UTI Energy Inc.	404,647	9,646,785
Plains Exploration & Production Co.[a]	413,786	19,642,421
Quicksilver Resources Inc.[a,b]	299,048	672,858
Rosetta Resources Inc.[a]	165,547	7,876,726
SM Energy Co.	209,163	12,386,633

		128,682,773
OIL & GAS SERVICES — 1.67%
CARBO Ceramics Inc.[b]	51,187	4,661,600
Dresser-Rand Group Inc.[a]	185,905	11,462,902
Dril-Quip Inc.[a]	98,877	8,619,108
Oceaneering International Inc.	340,682	22,624,692
Oil States International Inc.[a]	173,038	14,114,710

		61,483,012

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value

PACKAGING & CONTAINERS — 0.80%
Packaging Corp. of America	533,739	$23,948,869
Silgan Holdings Inc.	118,029	5,576,870

		29,525,739
PHARMACEUTICALS — 0.27%
Endo Health Solutions Inc.[a]	328,750	10,112,350

		10,112,350
REAL ESTATE — 0.65%
Jones Lang LaSalle Inc.	239,500	23,808,695

		23,808,695
REAL ESTATE INVESTMENT TRUSTS — 9.30%
American Campus Communities Inc.	272,939	12,375,054
BRE Properties Inc. Class A	171,196	8,333,821
Camden Property Trust	229,444	15,758,214
Corporate Office Properties Trust	180,195	4,807,603
Corrections Corp. of America	544,548	21,275,490
Duke Realty Corp.[b]	788,894	13,395,420
Equity One Inc.	147,992	3,547,368
Essex Property Trust Inc.[b]	101,179	15,235,534
Extra Space Storage Inc.	560,441	22,008,518
Federal Realty Investment Trust	201,389	21,758,068
Highwoods Properties Inc.	263,733	10,435,915
Home Properties Inc.	126,127	7,998,974
Kilroy Realty Corp.	191,304	10,024,330
Macerich Co. (The)	321,475	20,696,560
National Retail Properties Inc.[b]	295,525	10,689,139
Omega Healthcare Investors Inc.[b]	615,083	18,673,920
Potlatch Corp.	124,966	5,730,941
Rayonier Inc.[b]	413,744	24,688,104
Realty Income Corp.[b]	601,157	27,262,470
Regency Centers Corp.	275,186	14,560,091
Senior Housing Properties Trust	512,432	13,748,551
Taubman Centers Inc.	201,385	15,639,559
UDR Inc.	571,487	13,824,271
Weingarten Realty Investors[b]	297,313	9,380,225

		341,848,140

Security	Shares	Value

RETAIL — 8.70%
Advance Auto Parts Inc.	208,147	$17,203,350
American Eagle Outfitters Inc.	979,705	18,320,483
ANN INC.[a]	262,948	7,630,751
Ascena Retail Group Inc.[a]	691,825	12,833,354
Bob Evans Farms Inc.	151,613	6,461,746
Brinker International Inc.	265,549	9,997,920
Cabela’s Inc.[a,b]	251,388	15,279,363
Cheesecake Factory Inc. (The)	149,164	5,759,222
Chico’s FAS Inc.	901,070	15,137,976
Copart Inc.[a]	576,594	19,765,642
Dick’s Sporting Goods Inc.	533,440	25,231,712
Foot Locker Inc.	819,409	28,056,564
HSN Inc.	201,288	11,042,660
MSC Industrial Direct Co. Inc. Class A	254,281	21,812,224
Office Depot Inc.[a,b]	824,050	3,238,517
Panera Bread Co. Class Aa	152,706	25,233,139
Signet Jewelers Ltd.	202,501	13,567,567
Tractor Supply Co.	376,227	39,176,518
Williams-Sonoma Inc.	469,072	24,166,589

		319,915,297
SAVINGS & LOANS — 0.27%
Washington Federal Inc.	572,020	10,010,350

		10,010,350
SEMICONDUCTORS — 2.68%
Atmel Corp.[a]	2,388,595	16,624,621
Cree Inc.[a,b]	634,501	34,713,550
Cypress Semiconductor Corp.[a]	347,432	3,832,175
Integrated Device Technology Inc.[a]	426,188	3,183,624
Semtech Corp.[a]	359,961	12,739,020
Silicon Laboratories Inc.[a]	111,550	4,613,708
Skyworks Solutions Inc.[a]	1,043,705	22,992,821

		98,699,519
SOFTWARE — 4.29%
ACI Worldwide Inc.[a,b]	214,024	10,457,213
Acxiom Corp.[a]	252,969	5,160,568
Advent Software Inc.[a,b]	86,546	2,420,692
ANSYS Inc.[a]	323,472	26,337,090

16	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value

Broadridge Financial Solutions Inc.	311,438	$7,736,120
CommVault Systems Inc.[a]	233,667	19,156,021
Concur Technologies Inc.[a,b]	248,337	17,050,818
Fair Isaac Corp.	193,832	8,856,184
MSCI Inc. Class Aa	392,206	13,307,549
PTC Inc.[a]	298,740	7,614,883
SolarWinds Inc.[a]	334,606	19,775,214
Solera Holdings Inc.	235,682	13,747,331
VeriFone Systems Inc.[a]	288,601	5,968,269

		157,587,952
TELECOMMUNICATIONS — 1.82%
Ciena Corp.[a,b]	554,307	8,874,455
InterDigital Inc.	223,716	10,700,336
NeuStar Inc. Class Aa	358,883	16,698,826
Plantronics Inc.	138,999	6,142,366
RF Micro Devices Inc.[a]	684,459	3,641,322
tw telecom inc.[a]	827,649	20,848,478

		66,905,783
TEXTILES — 0.62%
Mohawk Industries Inc.[a]	202,787	22,939,265

		22,939,265
TRANSPORTATION — 3.11%
Genesee & Wyoming Inc. Class Aa	164,225	15,290,990
J.B. Hunt Transport Services Inc.	492,053	36,648,108
Kansas City Southern Industries Inc.	365,288	40,510,439
Kirby Corp.[a]	170,033	13,058,534
Landstar System Inc.	154,048	8,794,600

		114,302,671
WATER — 0.35%
Aqua America Inc.	412,497	12,968,906

		12,968,906

TOTAL COMMON STOCKS
(Cost: $3,029,272,972)		3,673,598,265

Security	Shares	Value

SHORT-TERM INVESTMENTS — 8.67%

MONEY MARKET FUNDS — 8.67%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	289,861,362	$289,861,362
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	20,588,027	20,588,027
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	8,312,503	8,312,503

		318,761,892

TOTAL SHORT-TERM INVESTMENTS
(Cost: $318,761,892)		318,761,892

TOTAL INVESTMENTS IN SECURITIES — 108.56%
(Cost: $3,348,034,864)		3,992,360,157
Other Assets, Less Liabilities — (8.56)%		(314,960,321)

NET ASSETS — 100.00%		$3,677,399,836

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.89%

AEROSPACE & DEFENSE — 1.25%
Alliant Techsystems Inc.	141,917	$10,279,048
Esterline Technologies Corp.[a]	134,191	10,158,259
Exelis Inc.	815,535	8,881,176
Triumph Group Inc.	86,857	6,818,275

		36,136,758
AGRICULTURE — 0.20%
Universal Corp.	101,274	5,675,395

		5,675,395
AIRLINES — 0.23%
JetBlue Airways Corp.[a,b]	975,363	6,730,005

		6,730,005
APPAREL — 0.29%
Deckers Outdoor Corp.[a,b]	148,706	8,281,437

		8,281,437
AUTO MANUFACTURERS — 0.56%
Oshkosh Corp.[a]	378,184	16,069,038

		16,069,038
BANKS — 5.06%
Associated Banc-Corp	727,268	11,047,201
BancorpSouth Inc.[b]	361,688	5,895,514
Bank of Hawaii Corp.	194,634	9,889,354
Commerce Bancshares Inc.	333,722	13,625,869
Cullen/Frost Bankers Inc.	266,280	16,650,488
East West Bancorp Inc.	606,582	15,570,960
FirstMerit Corp.	475,070	7,852,907
Fulton Financial Corp.	377,057	4,411,567
Hancock Holding Co.	367,514	11,363,533
International Bancshares Corp.	235,095	4,889,976
Prosperity Bancshares Inc.	192,543	9,124,613
TCF Financial Corp.	705,832	10,559,247
Trustmark Corp.	290,002	7,252,950
Valley National Bancorp[b]	862,073	8,827,627
Webster Financial Corp.	156,603	3,799,189
Westamerica Bancorp	117,970	5,347,580

		146,108,575
BEVERAGES — 0.37%
Green Mountain Coffee Roasters Inc.[a,b]	187,193	10,625,075

		10,625,075

Security	Shares	Value

BIOTECHNOLOGY — 0.38%
Bio-Rad Laboratories Inc. Class Aa	87,228	$10,990,728

		10,990,728
BUILDING MATERIALS — 0.36%
Martin Marietta Materials Inc.	101,331	10,337,789

		10,337,789
CHEMICALS — 2.51%
Albemarle Corp.	153,746	9,612,200
Ashland Inc.	152,649	11,341,821
Cabot Corp.	259,635	8,879,517
Cytec Industries Inc.	75,915	5,623,783
Intrepid Potash Inc.	231,942	4,351,232
Minerals Technologies Inc.	152,304	6,322,139
Olin Corp.	347,560	8,765,463
RPM International Inc.	292,329	9,231,750
Sensient Technologies Corp.	216,521	8,463,806

		72,591,711
COAL — 0.44%
Alpha Natural Resources Inc.[a,b]	955,880	7,847,775
Arch Coal Inc.	922,500	5,009,175

		12,856,950
COMMERCIAL SERVICES — 5.12%
Aaron’s Inc.	305,187	8,752,763
Brink’s Co. (The)	206,468	5,834,786
Convergys Corp.	459,421	7,823,940
Corporate Executive Board Co. (The)	60,739	3,532,580
Deluxe Corp.	125,683	5,203,276
DeVry Inc.[b]	245,803	7,804,245
FTI Consulting Inc.[a,b]	177,348	6,678,926
Global Payments Inc.	163,844	8,136,493
Lender Processing Services Inc.	184,738	4,703,430
Manpower Inc.	332,695	18,870,460
Matthews International Corp. Class A	119,633	4,173,995
Monster Worldwide Inc.[a,b]	508,777	2,579,499
R.R. Donnelley & Sons Co.[b]	781,638	9,418,738
Rent-A-Center Inc.	251,861	9,303,745
Rollins Inc.	128,795	3,161,917
SEI Investments Co.	244,543	7,055,066
Sotheby’s	99,705	3,729,964
Strayer Education Inc.	49,317	2,385,957
Towers Watson & Co. Class A	244,312	16,935,708
United Rentals Inc.[a,b]	124,867	6,863,939
Valassis Communications Inc.[b]	169,453	5,061,561

		148,010,988

18	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

COMPUTERS — 1.98%
Diebold Inc.	274,088	$8,310,348
DST Systems Inc.	130,222	9,280,922
Jack Henry & Associates Inc.	138,145	6,383,680
Lexmark International Inc. Class A	274,329	7,242,286
MICROS Systems Inc.[a,b]	178,409	8,119,393
NCR Corp.[a]	240,980	6,641,409
Synopsys Inc.[a]	312,995	11,230,261

		57,208,299
DISTRIBUTION & WHOLESALE — 1.54%
Arrow Electronics Inc.[a]	458,865	18,639,096
Ingram Micro Inc. Class Aa	651,530	12,822,111
Owens & Minor Inc.[b]	273,727	8,912,551
Watsco Inc.	50,193	4,225,247

		44,599,005
DIVERSIFIED FINANCIAL SERVICES — 1.21%
CBOE Holdings Inc.	150,886	5,573,729
Federated Investors Inc. Class B	407,000	9,633,690
Greenhill & Co. Inc.	50,205	2,679,943
Janus Capital Group Inc.	824,569	7,750,948
Raymond James Financial Inc.	205,461	9,471,752

		35,110,062
ELECTRIC — 6.84%
Alliant Energy Corp.	480,351	24,104,013
Black Hills Corp.	191,228	8,421,681
Cleco Corp.	263,578	12,396,073
Great Plains Energy Inc.	664,715	15,414,741
Hawaiian Electric Industries Inc.	424,757	11,770,016
IDACORP Inc.	217,132	10,480,962
MDU Resources Group Inc.	817,289	20,424,052
National Fuel Gas Co.	361,346	22,168,577
NV Energy Inc.	1,017,457	20,379,664
OGE Energy Corp.	427,516	29,917,570
PNM Resources Inc.	165,642	3,857,802
Westar Energy Inc.	548,765	18,208,023

		197,543,174
ELECTRICAL COMPONENTS & EQUIPMENT — 1.69%
Acuity Brands Inc.	70,430	4,884,321
Energizer Holdings Inc.	267,843	26,711,982
General Cable Corp.[a]	215,670	7,899,992
Hubbell Inc. Class B	97,052	9,424,720

		48,921,015

Security	Shares	Value

ELECTRONICS — 1.63%
Avnet Inc.[a]	592,876	$21,462,111
Tech Data Corp.[a]	163,740	7,468,181
Vishay Intertechnology Inc.[a,b]	571,446	7,777,380
Woodward Inc.	261,735	10,406,584

		47,114,256
ENGINEERING & CONSTRUCTION — 1.94%
AECOM Technology Corp.[a]	453,444	14,872,963
Granite Construction Inc.	154,944	4,933,417
KBR Inc.	638,908	20,496,169
URS Corp.	332,455	15,761,691

		56,064,240
ENTERTAINMENT — 0.40%
DreamWorks Animation SKG Inc. Class Aa,b	309,910	5,875,894
International Speedway Corp. Class A	111,087	3,630,323
Scientific Games Corp. Class Aa,b	229,710	2,009,962

		11,516,179
ENVIRONMENTAL CONTROL — 0.45%
Mine Safety Appliances Co.	74,255	3,684,533
Waste Connections Inc.	261,707	9,416,218

		13,100,751
FOOD — 2.39%
Flowers Foods Inc.	253,575	8,352,760
Harris Teeter Supermarkets Inc.	214,232	9,149,849
Hillshire Brands Co.	532,127	18,704,264
Lancaster Colony Corp.	44,591	3,433,507
Post Holdings Inc.[a,b]	141,146	6,059,398
Smithfield Foods Inc.[a]	540,394	14,309,633
SUPERVALU Inc.	476,899	2,403,571
Tootsie Roll Industries Inc.[b]	45,076	1,348,216
United Natural Foods Inc.[a,b]	106,804	5,254,757

		69,015,955
FOREST PRODUCTS & PAPER — 0.40%
Domtar Corp.	150,574	11,687,554

		11,687,554
GAS — 2.64%
Atmos Energy Corp.	391,580	16,716,550
Questar Corp.	757,895	18,439,585
UGI Corp.	489,879	18,806,455
Vectren Corp.	355,905	12,606,155
WGL Holdings Inc.	223,749	9,867,331

		76,436,076

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

HAND & MACHINE TOOLS — 0.72%
Kennametal Inc.	342,959	$13,389,119
Regal Beloit Corp.	91,571	7,468,531

		20,857,650
HEALTH CARE — PRODUCTS — 2.36%
Henry Schein Inc.[a]	155,435	14,385,509
Hill-Rom Holdings Inc.	260,992	9,192,138
Hologic Inc.[a,b]	544,746	12,311,260
Masimo Corp.	99,774	1,957,566
Steris Corp.	253,180	10,534,820
TECHNE Corp.	70,565	4,787,835
Teleflex Inc.	177,385	14,990,806

		68,159,934
HEALTH CARE — SERVICES — 3.62%
Community Health Systems Inc.	398,924	18,905,008
Covance Inc.[a]	95,486	7,096,519
Health Management Associates Inc. Class Aa,b	1,113,649	14,332,663
Health Net Inc.[a]	342,953	9,815,315
LifePoint Hospitals Inc.[a]	203,167	9,845,473
MEDNAX Inc.[a,b]	103,978	9,319,548
Universal Health Services Inc. Class B	384,892	24,583,052
WellCare Health Plans Inc.[a]	187,108	10,844,780

		104,742,358
HOLDING COMPANIES — DIVERSIFIED — 0.26%
Apollo Investment Corp.	879,052	7,348,875

		7,348,875
HOME BUILDERS — 0.29%
NVR Inc.[a]	7,729	8,348,170

		8,348,170
HOME FURNISHINGS — 0.18%
Tempur-Pedic International Inc.[a,b]	106,041	5,262,815

		5,262,815
HOUSEHOLD PRODUCTS & WARES — 1.09%
Church & Dwight Co. Inc.	256,858	16,600,732
Scotts Miracle-Gro Co. (The) Class A	168,146	7,270,633
Tupperware Brands Corp.	93,393	7,633,944

		31,505,309

Security	Shares	Value

INSURANCE — 7.59%
Alleghany Corp.[a]	35,045	$13,875,016
American Financial Group Inc.	324,155	15,358,464
Arthur J. Gallagher & Co.	261,622	10,807,605
Aspen Insurance Holdings Ltd.[b]	302,867	11,684,609
Brown & Brown Inc.	230,113	7,372,821
Everest Re Group Ltd.	221,128	28,715,682
Fidelity National Financial Inc. Class A	418,738	10,564,760
Hanover Insurance Group Inc. (The)	193,338	9,605,032
HCC Insurance Holdings Inc.	435,439	18,301,501
Kemper Corp.	235,918	7,693,286
Mercury General Corp.	132,358	5,020,339
Old Republic International Corp.	1,044,781	13,279,166
Primerica Inc.	198,640	6,511,419
Protective Life Corp.	338,340	12,112,572
Reinsurance Group of America Inc.	319,992	19,093,923
StanCorp Financial Group Inc.	192,403	8,227,152
W.R. Berkley Corp.	476,866	21,158,544

		219,381,891
INTERNET — 0.24%
AOL Inc.[a]	183,589	7,066,341

		7,066,341
IRON & STEEL — 1.71%
Carpenter Technology Corp.	57,801	2,849,011
Commercial Metals Co.	504,645	7,998,623
Reliance Steel & Aluminum Co.	330,050	23,489,659
Steel Dynamics Inc.	952,868	15,122,015

		49,459,308
LEISURE TIME — 0.34%
Life Time Fitness Inc.[a,b]	91,418	3,910,862
WMS Industries Inc.[a,b]	237,055	5,976,157

		9,887,019
MACHINERY — 1.68%
AGCO Corp.	419,979	21,889,306
Gardner Denver Inc.	212,736	15,978,601
IDEX Corp.	118,063	6,306,925
Zebra Technologies Corp. Class Aa	92,743	4,370,978

		48,545,810

20	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

MANUFACTURING — 3.34%
AptarGroup Inc.	286,616	$16,437,428
Carlisle Companies Inc.	115,469	7,827,643
CLARCOR Inc.	120,660	6,320,171
Crane Co.	208,567	11,650,553
Donaldson Co. Inc.	227,741	8,241,947
Harsco Corp.	349,301	8,652,186
ITT Corp.	207,923	5,911,251
SPX Corp.	203,386	16,059,358
Trinity Industries Inc.	342,494	15,525,253

		96,625,790
MEDIA — 1.01%
FactSet Research Systems Inc.	75,761	7,015,468
John Wiley & Sons Inc. Class A	202,936	7,906,386
Meredith Corp.[b]	155,910	5,965,117
New York Times Co. (The) Class Aa,b	528,746	5,181,711
Scholastic Corp.	115,838	3,087,083

		29,155,765
MINING — 0.22%
Compass Minerals International Inc.	80,683	6,365,889

		6,365,889
OFFICE FURNISHINGS — 0.38%
Herman Miller Inc.	141,479	3,914,724
HNI Corp.	195,209	6,927,967

		10,842,691
OIL & GAS — 3.12%
Atwood Oceanics Inc.[a,b]	247,255	12,990,778
Bill Barrett Corp.[a,b]	208,675	4,229,842
Cimarex Energy Co.	213,197	16,083,582
Energen Corp.	312,638	16,260,302
Forest Oil Corp.[a,b]	258,298	1,358,647
Patterson-UTI Energy Inc.	309,051	7,367,776
Plains Exploration & Production Co.[a]	229,020	10,871,579
Quicksilver Resources Inc.[a,b]	276,263	621,592
Rosetta Resources Inc.[a,b]	95,720	4,554,358
SM Energy Co.	120,468	7,134,115
Unit Corp.[a]	189,489	8,631,224

		90,103,795
OIL & GAS SERVICES — 2.46%
CARBO Ceramics Inc.[b]	44,324	4,036,587
Dresser-Rand Group Inc.[a]	180,733	11,143,997

Security	Shares	Value

Dril-Quip Inc.[a]	78,997	$6,886,169
Helix Energy Solutions Group Inc.[a]	426,432	9,756,764
Oceaneering International Inc.	196,662	13,060,323
Oil States International Inc.[a]	99,785	8,139,462
Superior Energy Services Inc.[a]	690,252	17,925,844

		70,949,146
PACKAGING & CONTAINERS — 1.94%
Greif Inc. Class A	131,345	7,042,719
Rock-Tenn Co. Class A	310,708	28,830,595
Silgan Holdings Inc.	102,241	4,830,887
Sonoco Products Co.	437,240	15,299,028

		56,003,229
PHARMACEUTICALS — 1.20%
Endo Health Solutions Inc.[a]	231,866	7,132,198
Omnicare Inc.	452,921	18,442,943
VCA Antech Inc.[a,b]	382,773	8,991,338

		34,566,479
REAL ESTATE — 0.23%
Alexander & Baldwin Inc.[a]	186,378	6,663,014

		6,663,014
REAL ESTATE INVESTMENT TRUSTS — 11.60%
Alexandria Real Estate Equities Inc.	275,884	19,582,246
American Campus Communities Inc.	235,627	10,683,328
BioMed Realty Trust Inc.	796,026	17,194,162
BRE Properties Inc. Class A	196,588	9,569,904
Camden Property Trust	182,884	12,560,473
Corporate Office Properties Trust[b]	205,551	5,484,101
Duke Realty Corp.	765,945	13,005,746
Equity One Inc.[b]	149,622	3,586,439
Essex Property Trust Inc.[b]	83,701	12,603,697
Federal Realty Investment Trust	120,869	13,058,687
Highwoods Properties Inc.[b]	139,419	5,516,810
Home Properties Inc.	122,777	7,786,517
Hospitality Properties Trust	595,800	16,348,752
Kilroy Realty Corp.[b]	171,986	9,012,066
Liberty Property Trust	517,532	20,571,897
Macerich Co. (The)	338,870	21,816,451
Mack-Cali Realty Corp.[b]	361,648	10,346,749
National Retail Properties Inc.[b]	265,618	9,607,403
Potlatch Corp.	75,689	3,471,097
Rayonier Inc.[b]	210,514	12,561,370

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

Realty Income Corp.[b]	361,100	$16,375,885
Regency Centers Corp.	172,260	9,114,277
Senior Housing Properties Trust	407,153	10,923,915
SL Green Realty Corp.	381,300	32,833,743
Taubman Centers Inc.	110,216	8,559,375
UDR Inc.	628,143	15,194,779
Weingarten Realty Investors[b]	246,392	7,773,668

		335,143,537
RETAIL — 2.99%
Advance Auto Parts Inc.	153,069	12,651,153
Aeropostale Inc.[a,b]	340,051	4,624,694
Barnes & Noble Inc.[a,b]	164,314	2,702,965
Big Lots Inc.[a,b]	250,401	8,831,643
Brinker International Inc.	95,285	3,587,480
Cheesecake Factory Inc. (The)	93,577	3,613,008
Guess? Inc.	265,211	6,585,189
Office Depot Inc.[a,b]	586,189	2,303,723
Regis Corp.[b]	245,793	4,470,975
Saks Inc.[a,b]	438,001	5,023,871
Signet Jewelers Ltd.[b]	189,354	12,686,718
Wendy’s Co. (The)	1,219,536	6,914,769
World Fuel Services Corp.	312,612	12,416,949

		86,413,137
SAVINGS & LOANS — 1.54%
Astoria Financial Corp.	355,243	3,502,696
First Niagara Financial Group Inc.	1,526,480	13,524,613
New York Community Bancorp Inc.	1,905,681	27,346,522

		44,373,831
SEMICONDUCTORS — 1.60%
Cypress Semiconductor Corp.[a]	307,346	3,390,026
Fairchild Semiconductor International Inc.[a]	550,497	7,784,028
Integrated Device Technology Inc.[a,b]	296,480	2,214,706
International Rectifier Corp.[a,b]	299,336	6,330,956
Intersil Corp. Class A	547,362	4,767,523
MEMC Electronic Materials Inc.[a,b]	1,004,797	4,421,107
QLogic Corp.[a,b]	394,749	4,579,088
Rovi Corp.[a]	450,229	9,639,403
Silicon Laboratories Inc.[a]	78,327	3,239,605

		46,366,442

Security	Shares	Value

SHIPBUILDING — 0.40%
Huntington Ingalls Industries Inc.	214,786	$11,454,537

		11,454,537
SOFTWARE — 3.09%
Acxiom Corp.[a,b]	118,604	2,419,522
Advent Software Inc.[a,b]	68,653	1,920,224
Allscripts Healthcare Solutions Inc.[a]	745,947	10,137,420
ANSYS Inc.[a]	144,870	11,795,315
Broadridge Financial Solutions Inc.	280,388	6,964,838
Compuware Corp.[a]	918,676	11,483,450
Informatica Corp.[a]	466,799	16,090,561
ManTech International Corp. Class Ab	102,763	2,761,242
MSCI Inc. Class Aa	208,846	7,086,145
PTC Inc.[a]	279,411	7,122,186
Solera Holdings Inc.	110,441	6,442,024
VeriFone Systems Inc.[a,b]	239,104	4,944,671

		89,167,598
TELECOMMUNICATIONS — 1.13%
ADTRAN Inc.[b]	269,524	5,296,147
Plantronics Inc.	73,589	3,251,898
Polycom Inc.[a,b]	766,647	8,494,449
RF Micro Devices Inc.[a,b]	664,060	3,532,799
Telephone & Data Systems Inc.	434,659	9,158,265
Tellabs Inc.	1,453,903	3,038,657

		32,772,215
TEXTILES — 0.36%
Mohawk Industries Inc.[a]	90,781	10,269,147

		10,269,147
TRANSPORTATION — 2.65%
Con-way Inc.	242,761	8,547,615
Genesee & Wyoming Inc. Class Aa,b	83,460	7,770,961
Kansas City Southern Industries Inc.	185,944	20,621,189
Kirby Corp.[a]	110,550	8,490,240
Landstar System Inc.	78,731	4,494,753
Matson Inc.	184,976	4,550,410
Tidewater Inc.[b]	213,796	10,796,698
UTi Worldwide Inc.	449,509	6,508,890
Werner Enterprises Inc.	193,296	4,666,165

		76,446,921

22	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

TRUCKING & LEASING — 0.37%
GATX Corp.	203,089	$10,554,535

		10,554,535
WATER — 0.30%
Aqua America Inc.	279,623	8,791,347

		8,791,347

TOTAL COMMON STOCKS
(Cost: $2,468,480,859)		2,886,325,540

SHORT-TERM INVESTMENTS — 7.91%

MONEY MARKET FUNDS — 7.91%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	202,042,716	202,042,716
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	14,350,518	14,350,518
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	12,163,801	12,163,801

		228,557,035

TOTAL SHORT-TERM INVESTMENTS
(Cost: $228,557,035)		228,557,035

TOTAL INVESTMENTS IN SECURITIES — 107.80%
(Cost: $2,697,037,894)		3,114,882,575
Other Assets, Less Liabilities — (7.80)%		(225,293,170)

NET ASSETS — 100.00%		$2,889,589,405

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.93%

AEROSPACE & DEFENSE — 0.80%
Cubic Corp.	47,648	$2,035,523
GenCorp Inc.[a,b]	249,513	3,318,523
Kaman Corp.	66,352	2,353,505
Teledyne Technologies Inc.[a]	89,843	7,047,285

		14,754,836
AIRLINES — 0.48%
Allegiant Travel Co.	99,865	8,866,015

		8,866,015
APPAREL — 1.90%
Crocs Inc.[a]	355,915	5,274,660
Iconix Brand Group Inc.[a,b]	202,704	5,243,953
Oxford Industries Inc.	93,197	4,948,761
Steven Madden Ltd.[a,b]	267,992	11,561,175
Wolverine World Wide Inc.	183,420	8,138,345

		35,166,894
AUTO PARTS & EQUIPMENT — 0.65%
Dorman Products Inc.	176,528	6,568,607
Superior Industries International Inc.	76,624	1,431,336
Titan International Inc.	188,867	3,981,317

		11,981,260
BANKS — 7.01%
Bank of the Ozarks Inc.	196,499	8,714,731
BBCN Bancorp Inc.	513,940	6,712,056
Boston Private Financial Holdings Inc.	515,821	5,096,311
City Holding Co.	37,566	1,494,751
Columbia Banking System Inc.	174,533	3,836,235
CVB Financial Corp.	202,363	2,280,631
F.N.B. Corp.	912,663	11,043,222
First Commonwealth Financial Corp.	670,854	5,004,571
First Financial Bankshares Inc.	107,567	5,227,756
First Midwest Bancorp Inc.	220,786	2,932,038
Glacier Bancorp Inc.	179,164	3,400,533
Home Bancshares Inc.	150,156	5,656,377
Independent Bank Corp. (Massachusetts)	62,812	2,047,043
MB Financial Inc.	199,769	4,828,417
National Penn Bancshares Inc.	768,923	8,219,787
PacWest Bancorp	210,551	6,129,140

Security	Shares	Value

Pinnacle Financial Partners Inc.[a]	213,239	$4,981,263
PrivateBancorp Inc.	388,659	7,349,542
Susquehanna Bancshares Inc.	659,658	8,199,549
Texas Capital Bancshares Inc.[a,b]	266,184	10,767,143
UMB Financial Corp.	91,227	4,476,509
ViewPoint Financial Group	232,781	4,681,226
Wilshire Bancorp Inc.[a]	406,417	2,755,507
Wintrust Financial Corp.	112,785	4,177,556

		130,011,894
BEVERAGES — 0.47%
Boston Beer Co. Inc. (The) Class Aa,b	55,199	8,811,968

		8,811,968
BIOTECHNOLOGY — 2.28%
Acorda Therapeutics Inc.[a]	263,081	8,426,484
ArQule Inc.[a,b]	390,678	1,011,856
Cambrex Corp.[a]	195,911	2,505,702
Cubist Pharmaceuticals Inc.[a]	253,933	11,889,143
Enzo Biochem Inc.[a]	121,162	305,328
Medicines Co. (The)[a]	351,575	11,749,637
Momenta Pharmaceuticals Inc.[a]	296,994	3,961,900
Spectrum Pharmaceuticals Inc.[b]	341,770	2,549,604

		42,399,654
BUILDING MATERIALS — 2.80%
AAON Inc.	56,963	1,571,609
Apogee Enterprises Inc.	100,473	2,908,693
Drew Industries Inc.	122,858	4,460,974
Eagle Materials Inc.	306,060	20,392,778
Headwaters Inc.[a]	476,426	5,193,043
NCI Building Systems Inc.[a]	66,704	1,158,649
Quanex Building Products Corp.	240,954	3,879,359
Simpson Manufacturing Co. Inc.	124,173	3,800,936
Texas Industries Inc.[a,b]	135,954	8,580,057

		51,946,098
CHEMICALS — 2.36%
American Vanguard Corp.	158,335	4,835,551
Balchem Corp.	98,651	4,334,725
H.B. Fuller Co.	325,607	12,724,722
Hawkins Inc.	25,110	1,003,144
PolyOne Corp.	647,526	15,806,110
Quaker Chemical Corp.	85,553	5,049,338

		43,753,590

24	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value

COAL — 0.40%
SunCoke Energy Inc.[a]	458,204	$7,482,471

		7,482,471
COMMERCIAL SERVICES — 5.19%
American Public Education Inc.[a,b]	116,874	4,077,734
AMN Healthcare Services Inc.[a]	173,657	2,748,990
Arbitron Inc.	87,258	4,089,783
Cardtronics Inc.[a]	158,116	4,341,865
Chemed Corp.	76,159	6,091,197
CorVel Corp.[a]	19,013	940,953
ExlService Holdings Inc.[a]	170,305	5,599,629
Forrester Research Inc.	39,576	1,252,580
Healthcare Services Group Inc.	445,595	11,420,600
Heartland Payment Systems Inc.	150,160	4,950,775
Landauer Inc.	62,255	3,509,937
MAXIMUS Inc.	222,502	17,793,485
Medifast Inc.[a,b]	90,020	2,063,258
Monro Muffler Brake Inc.	80,802	3,208,648
On Assignment Inc.[a]	284,422	7,198,721
PAREXEL International Corp.[a]	379,527	14,995,112
Resources Connection Inc.	158,272	2,010,054

		96,293,321
COMPUTERS — 3.41%
3D Systems Corp.[a,b]	516,555	16,653,733
Agilysys Inc.[a]	38,783	385,503
Electronics For Imaging Inc.[a]	300,370	7,617,383
iGATE Corp.[a]	198,978	3,742,776
j2 Global Inc.	160,827	6,306,027
LivePerson Inc.[a,b]	328,520	4,461,301
Manhattan Associates Inc.[a,b]	128,099	9,516,475
MTS Systems Corp.	68,631	3,990,893
NetScout Systems Inc.[a]	233,130	5,728,004
Synaptics Inc.[a]	76,032	3,093,742
Virtusa Corp.[a]	74,810	1,777,486

		63,273,323
COSMETICS & PERSONAL CARE — 0.14%
Inter Parfums Inc.	106,278	2,596,372

		2,596,372
DISTRIBUTION & WHOLESALE — 1.34%
MWI Veterinary Supply Inc.[a,b]	78,474	10,378,971
Pool Corp.	303,081	14,547,888

		24,926,859

Security	Shares	Value

DIVERSIFIED FINANCIAL SERVICES — 2.51%
Encore Capital Group Inc.[a]	140,761	$4,236,906
Financial Engines Inc.	145,457	5,268,452
Higher One Holdings Inc.[a,b]	82,730	735,470
MarketAxess Holdings Inc.	244,450	9,117,985
Piper Jaffray Companies Inc.[a,b]	63,910	2,192,113
Portfolio Recovery Associates Inc.[a,b]	110,390	14,010,699
Virtus Investment Partners Inc.[a]	37,780	7,037,658
World Acceptance Corp.[a,b]	45,364	3,895,407

		46,494,690
ELECTRIC — 0.15%
CH Energy Group Inc.	42,121	2,754,292

		2,754,292
ELECTRICAL COMPONENTS & EQUIPMENT — 1.77%
Advanced Energy Industries Inc.[a]	230,153	4,211,800
Belden Inc.	159,818	8,254,600
Encore Wire Corp.	68,309	2,392,181
EnerSys Inc.[a]	180,874	8,244,237
Littelfuse Inc.	143,641	9,746,042

		32,848,860
ELECTRONICS — 4.58%
American Science and Engineering Inc.	19,852	1,210,774
Analogic Corp.	80,067	6,326,894
Badger Meter Inc.	93,512	5,004,762
Brady Corp. Class A	120,146	4,028,495
Coherent Inc.	96,191	5,457,877
Cymer Inc.[a,b]	205,201	19,719,816
Daktronics Inc.	94,511	992,366
Electro Scientific Industries Inc.	80,325	887,591
ESCO Technologies Inc.	81,498	3,330,008
FARO Technologies Inc.[a]	61,968	2,688,792
FEI Co.[b]	251,378	16,226,450
II-VI Inc.[a]	223,717	3,812,138
Measurement Specialties Inc.[a]	100,990	4,016,372
OSI Systems Inc.[a]	78,648	4,898,984
Rofin-Sinar Technologies Inc.[a]	79,334	2,149,158
Rogers Corp.[a]	68,774	3,275,018
TTM Technologies Inc.[a]	136,679	1,038,761

		85,064,256

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value

ENGINEERING & CONSTRUCTION — 0.29%
Aegion Corp.[a]	116,978	$2,708,041
Exponent Inc.	47,990	2,588,580

		5,296,621
ENTERTAINMENT — 0.78%
Marriott Vacations Worldwide Corp.[a]	104,916	4,501,946
Multimedia Games Holding Co. Inc.[a]	184,876	3,858,362
SHFL Entertainment Inc.[a,b]	368,312	6,102,930

		14,463,238
ENVIRONMENTAL CONTROL — 0.88%
Calgon Carbon Corp.[a]	141,834	2,567,196
Darling International Inc.[a]	768,622	13,804,451

		16,371,647
FOOD — 1.74%
B&G Foods Inc. Class A	214,643	6,544,465
Cal-Maine Foods Inc.	50,693	2,157,494
Calavo Growers Inc.	35,754	1,029,000
Hain Celestial Group Inc.[a,b]	303,190	18,518,845
J&J Snack Foods Corp.	53,178	4,088,857

		32,338,661
FOREST PRODUCTS & PAPER — 0.53%
Deltic Timber Corp.	71,180	4,891,489
Neenah Paper Inc.	60,659	1,865,871
Schweitzer-Mauduit International Inc.	81,163	3,143,443

		9,900,803
HAND & MACHINE TOOLS — 0.46%
Franklin Electric Co. Inc.	252,622	8,480,521

		8,480,521
HEALTH CARE — PRODUCTS — 4.09%
Abaxis Inc.	135,809	6,426,482
ABIOMED Inc.[a,b]	145,345	2,713,591
Cantel Medical Corp.	140,296	4,217,298
CryoLife Inc.	66,204	397,886
Cyberonics Inc.[a,b]	154,930	7,252,273
Greatbatch Inc.[a]	154,840	4,625,071
Haemonetics Corp.[a,b]	337,123	14,044,544
Hanger Inc.[a]	224,222	7,069,720
ICU Medical Inc.[a,b]	83,488	4,921,618
Integra LifeSciences Holdings Corp.[a]	67,201	2,621,511
Luminex Corp.[a,b]	247,010	4,080,605

Security	Shares	Value

Meridian Bioscience Inc.	145,774	$3,326,563
Merit Medical Systems Inc.[a]	98,531	1,207,990
Natus Medical Inc.[a]	122,508	1,646,507
Palomar Medical Technologies Inc.[a,b]	48,218	650,461
SurModics Inc.[a]	44,405	1,210,036
West Pharmaceutical Services Inc.	145,928	9,476,564

		75,888,720
HEALTH CARE — SERVICES — 1.03%
Air Methods Corp.	227,809	10,989,506
Bio-Reference Laboratories Inc.[a,b]	159,185	4,135,626
Healthways Inc.[a]	125,533	1,537,779
IPC The Hospitalist Co. Inc.[a,b]	53,868	2,396,049

		19,058,960
HOLDING COMPANIES — DIVERSIFIED — 0.43%
Prospect Capital Corp.	729,560	7,959,500

		7,959,500
HOME BUILDERS — 1.79%
M/I Homes Inc.[a]	154,946	3,788,430
Meritage Homes Corp.[a]	202,990	9,512,111
Ryland Group Inc. (The)	287,672	11,972,909
Standard-Pacific Corp.[a]	478,979	4,138,379
Winnebago Industries Inc.[a]	184,418	3,806,387

		33,218,216
HOME FURNISHINGS — 0.94%
DTS Inc.[a,b]	45,284	753,073
Ethan Allen Interiors Inc.	169,739	5,587,808
La-Z-Boy Inc.	202,481	3,820,816
Select Comfort Corp.[a,b]	363,706	7,190,468

		17,352,165
HOUSEHOLD PRODUCTS & WARES — 0.84%
Helen of Troy Ltd.[a]	105,886	4,061,787
Prestige Brands Holdings Inc.[a]	333,830	8,576,093
WD-40 Co.	53,518	2,931,181

		15,569,061
HOUSEWARES — 0.94%
Toro Co. (The)	380,602	17,522,916

		17,522,916
INSURANCE — 0.13%
eHealth Inc.[a]	132,381	2,366,972

		2,366,972

26	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value

INTERNET — 3.63%
Blucora Inc.[a]	266,025	$4,118,067
Blue Nile Inc.[a]	48,345	1,665,485
comScore Inc.[a]	100,741	1,690,434
Dealertrack Technologies Inc.[a,b]	281,021	8,256,397
Dice Holdings Inc.[a,b]	323,231	3,274,330
HealthStream Inc.[a,b]	128,576	2,949,533
Liquidity Services Inc.[a,b]	160,306	4,778,722
NIC Inc.	385,228	7,380,968
OpenTable Inc.[a,b]	150,111	9,453,991
PCTEL Inc.	49,861	354,013
Perficient Inc.[a]	216,971	2,529,882
Sourcefire Inc.[a,b]	200,547	11,878,399
Stamps.com Inc.[a,b]	92,544	2,310,824
Vasco Data Security International Inc.[a]	191,093	1,612,825
Websense Inc.[a]	238,253	3,573,795
XO Group Inc.[a]	159,206	1,592,060

		67,419,725
IRON & STEEL — 0.06%
AK Steel Holding Corp.[b]	360,471	1,193,159

		1,193,159
LEISURE TIME — 1.65%
Arctic Cat Inc.[a,b]	85,977	3,757,195
Brunswick Corp.	588,620	20,142,576
Callaway Golf Co.	193,576	1,281,473
Interval Leisure Group Inc.	252,909	5,498,242

		30,679,486
MACHINERY — 1.79%
Applied Industrial Technologies Inc.	134,809	6,066,405
Cognex Corp.	261,756	11,033,015
Intermec Inc.[a]	199,433	1,960,426
iRobot Corp.[a,b]	171,848	4,409,620
Lindsay Corp.	83,726	7,382,959
Tennant Co.	49,493	2,403,380

		33,255,805
MANUFACTURING — 3.25%
A.O. Smith Corp.	126,612	9,314,845
Actuant Corp. Class A	323,624	9,909,367
AZZ Inc.	165,755	7,989,391
EnPro Industries Inc.[a,b]	71,793	3,673,648
Hillenbrand Inc.	184,127	4,654,730
Koppers Holdings Inc.	53,062	2,333,667
LSB Industries Inc.[a]	47,059	1,636,712
Lydall Inc.[a]	112,062	1,720,152

Security	Shares	Value

Movado Group Inc.	115,675	$3,877,426
Myers Industries Inc.	96,663	1,349,415
Standex International Corp.	83,166	4,592,426
Sturm, Ruger & Co. Inc.[b]	126,115	6,397,814
Tredegar Corp.	96,493	2,840,754

		60,290,347
MEDIA — 0.03%
Digital Generation Inc.[a,b]	83,333	535,831

		535,831
METAL FABRICATE & HARDWARE — 0.44%
Kaydon Corp.	75,546	1,932,467
Mueller Industries Inc.	115,843	6,173,273

		8,105,740
MINING — 0.73%
AMCOL International Corp.	59,421	1,793,920
Globe Specialty Metals Inc.	417,758	5,815,192
Stillwater Mining Co.[a]	461,738	5,970,272

		13,579,384
OFFICE FURNISHINGS — 0.24%
Interface Inc.	236,184	4,539,456

		4,539,456
OIL & GAS — 1.79%
Approach Resources Inc.[a,b]	118,506	2,916,433
Carrizo Oil & Gas Inc.[a,b]	131,395	3,386,049
Comstock Resources Inc.[a]	118,410	1,924,163
Gulfport Energy Corp.[a]	444,458	20,369,510
PDC Energy Inc.[a]	75,365	3,735,843
PetroQuest Energy Inc.[a]	202,360	898,478

		33,230,476
OIL & GAS SERVICES — 1.59%
C&J Energy Services Inc.[a,b]	222,753	5,101,043
Exterran Holdings Inc.[a]	199,500	5,386,500
Geospace Technologies Corp.[a]	83,891	9,053,517
ION Geophysical Corp.[a,b]	354,154	2,411,789
Lufkin Industries Inc.	114,490	7,600,991

		29,553,840
PHARMACEUTICALS — 3.75%
Akorn Inc.[a,b]	445,988	6,168,014
Align Technology Inc.[a,b]	470,007	15,749,934
Neogen Corp.[a,b]	146,194	7,246,837
Questcor Pharmaceuticals Inc.[b]	382,237	12,437,992
Salix Pharmaceuticals Ltd.[a]	339,172	17,358,823
ViroPharma Inc.[a,b]	425,502	10,705,630

		69,667,230

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value

REAL ESTATE — 0.23%
HFF Inc. Class A	212,952	$4,244,133

		4,244,133
REAL ESTATE INVESTMENT TRUSTS — 7.82%
Acadia Realty Trust[b]	199,266	5,533,617
Cedar Realty Trust Inc.[b]	157,855	964,494
Colonial Properties Trust[b]	218,125	4,931,806
Cousins Properties Inc.[b]	309,008	3,303,296
EastGroup Properties Inc.[b]	107,280	6,243,696
GEO Group Inc. (The)	466,215	17,539,008
Getty Realty Corp.[b]	72,901	1,473,329
Government Properties Income Trust[b]	135,677	3,490,969
Healthcare Realty Trust Inc.[b]	313,720	8,906,511
Inland Real Estate Corp.[b]	250,372	2,526,254
Lexington Realty Trust	492,885	5,816,043
LTC Properties Inc.[b]	97,516	3,971,827
Medical Properties Trust Inc.[b]	443,155	7,108,206
Mid-America Apartment Communities Inc.[b]	135,744	9,374,481
Parkway Properties Inc.[b]	107,411	1,992,474
Pennsylvania Real Estate Investment Trust[b]	207,946	4,032,073
Post Properties Inc.	356,193	16,776,690
PS Business Parks Inc.[b]	64,613	5,099,258
Sabra Healthcare REIT Inc.	241,498	7,005,857
Saul Centers Inc.[b]	50,465	2,207,339
Sovran Self Storage Inc.	125,588	8,099,170
Tanger Factory Outlet Centers Inc.[b]	343,917	12,442,917
Universal Health Realty Income Trust	79,127	4,566,419
Urstadt Biddle Properties Inc. Class Ab	77,888	1,694,843

		145,100,577
RETAIL — 6.50%
BJ’s Restaurants Inc.[a]	76,136	2,533,806
Brown Shoe Co. Inc.	125,787	2,012,592
Buckle Inc. (The)[b]	111,045	5,180,249
Buffalo Wild Wings Inc.[a,b]	121,542	10,638,571
Christopher & Banks Corp.[a]	135,938	874,081
Coinstar Inc.[a,b]	182,136	10,640,385
Coldwater Creek Inc.[a,b]	76,494	241,721

Security	Shares	Value

DineEquity Inc.	43,183	$2,970,559
Fifth & Pacific Companies Inc.[a]	368,253	6,952,617
First Cash Financial Services Inc.[a,b]	176,105	10,273,966
Haverty Furniture Companies Inc.	55,196	1,134,830
Hibbett Sports Inc.[a,b]	168,417	9,476,825
Hot Topic Inc.	104,769	1,454,194
Jack in the Box Inc.[a]	107,689	3,724,962
Lithia Motors Inc. Class A	69,930	3,320,276
Lumber Liquidators Holdings Inc.[a]	177,360	12,454,219
Papa John’s International Inc.[a,b]	109,844	6,790,556
PetMed Express Inc.	58,049	778,727
rue21 Inc.[a,b]	102,738	3,019,470
Ruth’s Hospitality Group Inc.[a]	233,881	2,231,225
Sonic Corp.[a,b]	179,029	2,305,894
Stage Stores Inc.	129,474	3,350,787
Texas Roadhouse Inc.	203,816	4,115,045
Tuesday Morning Corp.[a]	278,448	2,160,756
Vitamin Shoppe Inc.[a,b]	196,891	9,618,125
Zale Corp.[a]	80,105	314,813
Zumiez Inc.[a,b]	92,932	2,128,143

		120,697,394
SAVINGS & LOANS — 0.43%
Brookline Bancorp Inc.	279,883	2,558,131
Dime Community Bancshares Inc.	107,177	1,539,062
Oritani Financial Corp.	254,044	3,935,141

		8,032,334
SEMICONDUCTORS — 5.03%
ATMI Inc.[a]	105,051	2,356,294
Cabot Microelectronics Corp.[a]	76,006	2,641,209
CEVA Inc.[a]	56,897	887,593
Cirrus Logic Inc.[a,b]	419,996	9,554,909
Diodes Inc.[a]	141,222	2,962,838
Entropic Communications Inc.[a,b]	579,406	2,358,182
Exar Corp.[a]	302,895	3,180,397
Hittite Microwave Corp.[a,b]	176,476	10,687,387
Kopin Corp.[a]	149,892	554,600
Kulicke and Soffa Industries Inc.[a]	490,934	5,675,197
Micrel Inc.	146,357	1,538,212
Microsemi Corp.[a]	595,179	13,790,297
MKS Instruments Inc.	168,503	4,583,282

28	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value

Monolithic Power Systems Inc.	212,423	$5,176,749
Nanometrics Inc.[a,b]	137,675	1,986,650
Power Integrations Inc.	94,449	4,100,031
Rudolph Technologies Inc.[a]	212,246	2,500,258
Sigma Designs Inc.[a]	86,837	422,896
Ultratech Inc.[a]	177,808	7,028,750
Veeco Instruments Inc.[a,b]	255,429	9,790,594
Volterra Semiconductor Corp.[a,b]	106,585	1,513,507

		93,289,832
SOFTWARE — 3.30%
Blackbaud Inc.	145,730	4,317,980
Bottomline Technologies Inc.[a]	140,327	4,000,723
Computer Programs and Systems Inc.	43,275	2,341,610
CSG Systems International Inc.[a]	124,223	2,632,285
Ebix Inc.[b]	102,888	1,668,843
Interactive Intelligence Group Inc.[a,b]	97,215	4,311,485
Medidata Solutions Inc.[a]	145,324	8,425,886
MicroStrategy Inc. Class Aa	32,199	3,254,675
Monotype Imaging Holdings Inc.	145,413	3,453,559
Omnicell Inc.[a]	132,767	2,506,641
Progress Software Corp.[a]	150,936	3,438,322
Quality Systems Inc.	123,182	2,251,767
Synchronoss Technologies Inc.[a]	86,721	2,690,953
Take-Two Interactive Software Inc.[a]	316,670	5,114,221
Tyler Technologies Inc.[a]	176,701	10,824,703

		61,233,653
TELECOMMUNICATIONS — 2.44%
ARRIS Group Inc.[a]	746,590	12,818,950
Atlantic Tele-Network Inc.	29,206	1,416,783
Cincinnati Bell Inc.[a,b]	1,325,304	4,320,491
General Communication Inc. Class Aa	129,480	1,187,332
Ixia[a,b]	347,622	7,522,540
LogMeIn Inc.[a]	50,740	975,223
Lumos Networks Corp.	47,369	638,534
NETGEAR Inc.[a,b]	250,768	8,403,236
Oplink Communications Inc.[a]	50,126	822,066
Procera Networks Inc.[a,b]	133,882	1,591,857
Symmetricom Inc.[a]	148,046	672,129
ViaSat Inc.[a,b]	100,208	4,854,075

		45,223,216

Security	Shares	Value

TEXTILES — 0.19%
UniFirst Corp.	38,168	$3,454,204

		3,454,204
TRANSPORTATION — 1.71%
Forward Air Corp.	119,926	4,472,041
Heartland Express Inc.	142,025	1,894,613
Hub Group Inc. Class Aa,b	120,612	4,638,738
Knight Transportation Inc.	193,055	3,108,185
Old Dominion Freight Line Inc.[a]	461,220	17,618,604

		31,732,181
WATER — 0.22%
American States Water Co.	70,241	4,043,774

		4,043,774

TOTAL COMMON STOCKS
(Cost: $1,465,573,029)		1,854,316,431

SHORT-TERM INVESTMENTS — 14.58%

MONEY MARKET FUNDS — 14.58%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	248,416,039	248,416,039
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	17,644,283	17,644,283
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	4,557,646	4,557,646

		270,617,968

TOTAL SHORT-TERM INVESTMENTS
(Cost: $270,617,968)		270,617,968

TOTAL INVESTMENTS IN SECURITIES — 114.51%
(Cost: $1,736,190,997)		2,124,934,399
Other Assets, Less Liabilities — (14.51)%		(269,333,692)

NET ASSETS — 100.00%		$1,855,600,707

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.84%

ADVERTISING — 0.12%
Harte-Hanks Inc.	335,674	$2,614,900

		2,614,900
AEROSPACE & DEFENSE — 3.24%
AAR Corp.	306,124	5,629,620
AeroVironment Inc.[a,b]	147,375	2,671,909
Cubic Corp.	68,224	2,914,529
Curtiss-Wright Corp.	359,572	12,477,148
GenCorp Inc.[a,b]	171,756	2,284,355
Kaman Corp.	127,864	4,535,336
Moog Inc. Class Aa	349,540	16,019,418
National Presto Industries Inc.[b]	38,001	3,059,081
Orbital Sciences Corp.[a]	462,621	7,721,145
Teledyne Technologies Inc.[a]	181,291	14,220,466

		71,533,007
AGRICULTURE — 0.44%
Alliance One International Inc.[a,b]	638,128	2,482,318
Andersons Inc. (The)	134,570	7,202,186

		9,684,504
AIRLINES — 0.29%
SkyWest Inc.	399,279	6,408,428

		6,408,428
APPAREL — 1.85%
Crocs Inc.[a]	257,720	3,819,410
Iconix Brand Group Inc.[a,b]	260,126	6,729,460
K-Swiss Inc. Class Aa,b	189,131	896,481
Maidenform Brands Inc.[a]	180,964	3,172,299
Perry Ellis International Inc.	93,168	1,694,726
Quiksilver Inc.[a,b]	969,474	5,884,707
SKECHERS U.S.A. Inc. Class Aa,b	296,652	6,274,190
True Religion Apparel Inc.	185,536	4,844,345
Wolverine World Wide Inc.	169,767	7,532,562

		40,848,180
AUTO PARTS & EQUIPMENT — 0.51%
Spartan Motors Inc.	241,678	1,283,310
Standard Motor Products Inc.	151,858	4,209,504
Superior Industries International Inc.	90,352	1,687,775
Titan International Inc.[b]	190,550	4,016,794

		11,197,383

Security	Shares	Value

BANKS — 6.50%
Banner Corp.	134,813	$4,291,098
City Holding Co.	75,905	3,020,260
Columbia Banking System Inc.	198,355	4,359,843
Community Bank System Inc.	305,751	9,059,402
CVB Financial Corp.	442,905	4,991,539
First BanCorp (Puerto Rico)[a,b]	542,905	3,382,298
First Financial Bancorp	446,861	7,172,119
First Financial Bankshares Inc.[b]	104,168	5,062,565
First Midwest Bancorp Inc.	320,073	4,250,569
Glacier Bancorp Inc.	344,005	6,529,215
Hanmi Financial Corp.[a]	242,169	3,874,704
Independent Bank Corp. (Massachusetts)[b]	101,235	3,299,249
MB Financial Inc.	186,625	4,510,726
NBT Bancorp Inc.	339,192	7,513,103
Old National Bancorp	780,685	10,734,419
S&T Bancorp Inc.	229,984	4,263,903
Simmons First National Corp. Class A	128,827	3,261,900
Sterling Bancorp	239,791	2,436,276
Susquehanna Bancshares Inc.	662,677	8,237,075
Tompkins Financial Corp.	89,174	3,770,277
TrustCo Bank Corp. NY	726,658	4,054,752
UMB Financial Corp.	142,614	6,998,069
Umpqua Holdings Corp.	865,017	11,470,125
United Bankshares Inc.[b]	270,100	7,187,361
United Community Banks Inc.[a,b]	357,277	4,051,521
Wintrust Financial Corp.	151,768	5,621,487

		143,403,855
BIOTECHNOLOGY — 0.56%
Cubist Pharmaceuticals Inc.[a]	200,182	9,372,521
Emergent BioSolutions Inc.[a,b]	197,915	2,766,852
Enzo Biochem Inc.[a]	113,855	286,915

		12,426,288
BUILDING MATERIALS — 1.35%
AAON Inc.	76,224	2,103,020
Apogee Enterprises Inc.	101,557	2,940,075
Comfort Systems USA Inc.	288,465	4,064,472
Gibraltar Industries Inc.[a]	225,911	4,122,876
Griffon Corp.	352,874	4,206,258
NCI Building Systems Inc.[a,b]	67,975	1,180,726
Simpson Manufacturing Co. Inc.	164,492	5,035,100
Universal Forest Products Inc.	152,985	6,090,333

		29,742,860

30	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

CHEMICALS — 2.08%
A. Schulman Inc.	227,808	$7,189,620
Balchem Corp.	112,150	4,927,871
Hawkins Inc.	40,803	1,630,080
Innophos Holdings Inc.	168,405	9,188,177
Kraton Performance Polymers Inc.[a]	249,410	5,836,194
OM Group Inc.[a,b]	250,346	5,878,124
Stepan Co.	135,428	8,545,507
Zep Inc.	173,399	2,602,719

		45,798,292
COAL — 0.40%
Cloud Peak Energy Inc.[a,b]	469,005	8,807,914

		8,807,914
COMMERCIAL SERVICES — 4.73%
ABM Industries Inc.	391,516	8,707,316
AMN Healthcare Services Inc.[a,b]	148,905	2,357,166
Arbitron Inc.	103,322	4,842,702
Capella Education Co.[a,b]	85,627	2,666,425
Cardtronics Inc.[a]	159,270	4,373,554
Career Education Corp.[a,b]	395,946	938,392
CDI Corp.	107,915	1,856,138
Chemed Corp.	57,557	4,603,409
Consolidated Graphics Inc.[a,b]	62,978	2,462,440
Corinthian Colleges Inc.[a,b]	605,422	1,271,386
CorVel Corp.[a]	23,304	1,153,315
Cross Country Healthcare Inc.[a]	240,067	1,274,756
Forrester Research Inc.	64,406	2,038,450
Heartland Payment Systems Inc.	107,798	3,554,100
Heidrick & Struggles International Inc.	126,759	1,895,047
Insperity Inc.	170,646	4,841,227
ITT Educational Services Inc.[a,b]	122,022	1,681,463
Kelly Services Inc. Class A	209,500	3,913,460
Korn/Ferry International[a]	375,653	6,709,163
Lincoln Educational Services Corp.	166,698	976,850
Live Nation Entertainment Inc.[a,b]	1,088,018	13,458,783
Monro Muffler Brake Inc.[b]	131,685	5,229,211
Navigant Consulting Inc.[a]	391,776	5,147,937
Resources Connection Inc.	129,889	1,649,590
TeleTech Holdings Inc.[a]	169,124	3,587,120
TrueBlue Inc.[a]	312,766	6,611,873

Security	Shares	Value

Universal Technical Institute Inc.	165,644	$2,092,084
Viad Corp.	156,702	4,334,377

		104,227,734
COMPUTERS — 2.10%
Agilysys Inc.[a,b]	63,523	631,419
CACI International Inc. Class Aa,b	177,454	10,269,263
CIBER Inc.[a]	519,002	2,439,309
Insight Enterprises Inc.[a]	344,652	7,106,724
j2 Global Inc.[b]	143,137	5,612,402
Mercury Systems Inc.[a,b]	248,344	1,830,295
MTS Systems Corp.	40,372	2,347,632
RadiSys Corp.[a,b]	180,095	886,067
Super Micro Computer Inc.[a,b]	204,005	2,303,217
Sykes Enterprises Inc.[a]	301,449	4,811,126
Synaptics Inc.[a,b]	158,684	6,456,852
Virtusa Corp.[a,b]	68,995	1,639,321

		46,333,627
DISTRIBUTION & WHOLESALE — 0.82%
ScanSource Inc.[a]	215,070	6,069,275
United Stationers Inc.	311,030	12,021,310

		18,090,585
DIVERSIFIED FINANCIAL SERVICES — 2.09%
Calamos Asset Management Inc. Class A	158,107	1,860,920
Financial Engines Inc.	152,736	5,532,098
Higher One Holdings Inc.[a,b]	159,443	1,417,448
Interactive Brokers Group Inc. Class A	315,947	4,710,770
Investment Technology Group Inc.[a]	293,896	3,244,612
National Financial Partners Corp.[a,b]	308,332	6,915,887
Piper Jaffray Companies Inc.[a,b]	49,833	1,709,272
Stifel Financial Corp.[a,b]	452,615	15,692,162
SWS Group Inc.[a]	219,687	1,329,106
World Acceptance Corp.[a,b]	41,751	3,585,158

		45,997,433
ELECTRIC — 3.79%
ALLETE Inc.	274,061	13,434,470
Avista Corp.	461,765	12,652,361
CH Energy Group Inc.	66,202	4,328,949
El Paso Electric Co.	310,794	10,458,218

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

NorthWestern Corp.	287,267	$11,450,463
UIL Holdings Corp.	392,497	15,538,956
UNS Energy Corp.	319,297	15,626,395

		83,489,812
ELECTRICAL COMPONENTS & EQUIPMENT — 0.98%
Belden Inc.	154,336	7,971,454
Encore Wire Corp.	62,758	2,197,785
EnerSys Inc.[a]	154,962	7,063,168
Powell Industries Inc.[a]	70,103	3,685,315
Vicor Corp.[a]	151,243	751,678

		21,669,400
ELECTRONICS — 3.72%
American Science and Engineering Inc.	39,868	2,431,549
Bel Fuse Inc. Class B	81,654	1,274,619
Benchmark Electronics Inc.[a]	425,992	7,676,376
Brady Corp. Class A	213,131	7,146,282
Checkpoint Systems Inc.[a,b]	314,140	4,102,668
Coherent Inc.	72,895	4,136,062
CTS Corp.	257,787	2,691,296
Daktronics Inc.	176,564	1,853,922
Electro Scientific Industries Inc.	99,731	1,102,028
ESCO Technologies Inc.	107,797	4,404,585
FARO Technologies Inc.[a]	57,414	2,491,193
II-VI Inc.[a]	153,890	2,622,286
Methode Electronics Inc.	272,568	3,510,676
Newport Corp.[a]	296,440	5,015,765
OSI Systems Inc.[a,b]	52,309	3,258,328
Park Electrochemical Corp.	148,684	3,767,653
Plexus Corp.[a]	268,291	6,522,154
Rofin-Sinar Technologies Inc.[a,b]	124,087	3,361,517
Rogers Corp.[a,b]	49,912	2,376,809
TTM Technologies Inc.[a,b]	244,706	1,859,766
Watts Water Technologies Inc. Class A	217,608	10,443,008

		82,048,542
ENGINEERING & CONSTRUCTION — 1.73%
Aegion Corp.[a,b]	161,412	3,736,688
Dycom Industries Inc.[a]	254,007	5,001,398
EMCOR Group Inc.	516,723	21,903,888
Engility Holdings Inc.[a,b]	127,975	3,068,840
Exponent Inc.	44,633	2,407,504
Orion Marine Group Inc.[a,b]	210,598	2,093,344

		38,211,662

Security	Shares	Value

ENTERTAINMENT — 0.50%
Marriott Vacations Worldwide Corp.[a]	101,639	$4,361,329
Pinnacle Entertainment Inc.[a,b]	450,435	6,585,360

		10,946,689
ENVIRONMENTAL CONTROL — 0.89%
Calgon Carbon Corp.[a,b]	249,244	4,511,316
Tetra Tech Inc.[a]	497,763	15,176,794

		19,688,110
FOOD — 2.63%
B&G Foods Inc. Class A	154,950	4,724,426
Cal-Maine Foods Inc.	47,681	2,029,303
Calavo Growers Inc.	55,853	1,607,449
Diamond Foods Inc.[a,b]	169,928	2,864,986
J&J Snack Foods Corp.	51,546	3,963,372
Nash-Finch Co.	95,084	1,861,745
Sanderson Farms Inc.	154,185	8,421,585
Seneca Foods Corp. Class Aa,b	60,110	1,984,832
Snyders-Lance Inc.	372,707	9,414,579
Spartan Stores Inc.	168,426	2,955,876
TreeHouse Foods Inc.[a]	279,170	18,187,925

		58,016,078
FOREST PRODUCTS & PAPER — 2.06%
Buckeye Technologies Inc.	299,855	8,980,657
Clearwater Paper Corp.[a,b]	177,390	9,346,679
KapStone Paper and Packaging Corp.	299,971	8,339,194
Neenah Paper Inc.	52,122	1,603,273
P.H. Glatfelter Co.	330,348	7,723,536
Schweitzer-Mauduit International Inc.	144,772	5,607,020
Wausau Paper Corp.	358,791	3,867,767

		45,468,126
GAS — 3.64%
Laclede Group Inc. (The)	162,173	6,924,787
New Jersey Resources Corp.	322,574	14,467,444
Northwest Natural Gas Co.	208,217	9,124,069
Piedmont Natural Gas Co.	585,344	19,246,111
South Jersey Industries Inc.	244,928	13,615,547
Southwest Gas Corp.	357,157	16,950,671

		80,328,629
HEALTH CARE — PRODUCTS — 2.00%
ABIOMED Inc.[a,b]	101,455	1,894,165
Affymetrix Inc.[a,b]	548,022	2,586,664

32	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

CONMED Corp.	216,668	$7,379,712
CryoLife Inc.	121,140	728,051
Integra LifeSciences Holdings Corp.[a,b]	76,455	2,982,510
Invacare Corp.	224,837	2,934,123
Meridian Bioscience Inc.[b]	146,784	3,349,611
Merit Medical Systems Inc.[a,b]	193,716	2,374,958
Natus Medical Inc.[a]	87,161	1,171,444
NuVasive Inc.[a]	338,969	7,223,429
Palomar Medical Technologies Inc.[a,b]	80,957	1,092,110
SurModics Inc.[a,b]	41,772	1,138,287
Symmetry Medical Inc.[a]	284,727	3,260,124
West Pharmaceutical Services Inc.	93,016	6,040,459

		44,155,647
HEALTH CARE — SERVICES — 2.95%
Almost Family Inc.	64,487	1,317,469
Amedisys Inc.[a,b]	239,480	2,663,018
AmSurg Corp.[a]	247,501	8,325,934
Centene Corp.[a,b]	403,737	17,780,577
Ensign Group Inc. (The)	136,277	4,551,652
Gentiva Health Services Inc.[a,b]	220,627	2,387,184
Healthways Inc.[a,b]	114,266	1,399,759
IPC The Hospitalist Co. Inc.[a,b]	66,088	2,939,594
Kindred Healthcare Inc.[a,b]	411,932	4,337,644
LHC Group Inc.[a,b]	114,484	2,460,261
Magellan Health Services Inc.[a]	208,661	9,926,004
Molina Healthcare Inc.[a]	222,985	6,883,547

		64,972,643
HOLDING COMPANIES — DIVERSIFIED — 0.32%
Prospect Capital Corp.	649,500	7,086,045

		7,086,045
HOME BUILDERS — 0.11%
Standard-Pacific Corp.[a]	292,924	2,530,863

		2,530,863
HOME FURNISHINGS — 0.41%
DTS Inc.[a,b]	92,453	1,537,493
La-Z-Boy Inc.	165,869	3,129,948
Universal Electronics Inc.[a]	116,540	2,709,555
VOXX International Corp.[a,b]	147,440	1,579,083

		8,956,079

Security	Shares	Value

HOUSEHOLD PRODUCTS & WARES — 0.70%
American Greetings Corp. Class A	244,542	$3,937,126
Blyth Inc.[b]	86,564	1,502,751
Central Garden & Pet Co. Class Aa	318,416	2,617,379
Helen of Troy Ltd.[a]	120,260	4,613,174
WD-40 Co.	49,791	2,727,053

		15,397,483
INSURANCE — 3.98%
Amerisafe Inc.	139,784	4,967,923
Employers Holdings Inc.	136,287	3,195,930
Horace Mann Educators Corp.	306,397	6,388,377
Infinity Property and Casualty Corp.	89,368	5,022,482
Meadowbrook Insurance Group Inc.	362,513	2,555,717
Navigators Group Inc. (The)[a]	81,679	4,798,641
ProAssurance Corp.	475,376	22,499,546
RLI Corp.	131,032	9,414,649
Safety Insurance Group Inc.	98,370	4,834,886
Selective Insurance Group Inc.	427,193	10,256,904
Stewart Information Services Corp.	159,508	4,062,669
Tower Group International Ltd.[b]	303,069	5,591,623
United Fire Group Inc.	167,532	4,267,040

		87,856,387
INTERNET — 0.52%
Blue Nile Inc.[a,b]	39,357	1,355,849
comScore Inc.[a]	134,077	2,249,812
NutriSystem Inc.	221,276	1,876,420
PCTEL Inc.	75,359	535,049
QuinStreet Inc.[a,b]	197,371	1,178,305
United Online Inc.	712,756	4,297,919

		11,493,354
IRON & STEEL — 0.10%
AK Steel Holding Corp.[b]	633,835	2,097,994

		2,097,994
LEISURE TIME — 0.10%
Callaway Golf Co.[b]	320,494	2,121,670

		2,121,670
LODGING — 0.28%
Boyd Gaming Corp.[a,b]	435,614	3,602,528
Marcus Corp.	145,584	1,818,344

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

Monarch Casino & Resort Inc.[a,b]	74,316	$723,095

		6,143,967
MACHINERY — 1.62%
Albany International Corp. Class A	223,436	6,457,300
Applied Industrial Technologies Inc.	165,346	7,440,570
Astec Industries Inc.	162,151	5,663,934
Briggs & Stratton Corp.	371,366	9,209,877
Gerber Scientific Inc. Escrow[a],c	177,368	1,774
Intermec Inc.[a,b]	201,538	1,981,119
Intevac Inc.[a,b]	182,624	861,985
Tennant Co.	84,358	4,096,425

		35,712,984
MANUFACTURING — 2.63%
A.O. Smith Corp.	149,687	11,012,473
Actuant Corp. Class A	180,284	5,520,296
Barnes Group Inc.	364,068	10,532,487
EnPro Industries Inc.[a,b]	75,062	3,840,923
Federal Signal Corp.[a]	481,865	3,922,381
Hillenbrand Inc.	266,874	6,746,575
John Bean Technologies Corp.	223,968	4,647,336
Koppers Holdings Inc.	96,937	4,263,289
LSB Industries Inc.[a,b]	89,781	3,122,583
Myers Industries Inc.	123,045	1,717,708
STR Holdings Inc.[a]	296,924	644,325
Tredegar Corp.	72,122	2,123,272

		58,093,648
MEDIA — 0.17%
Digital Generation Inc.[a,b]	99,413	639,226
Dolan Co. (The)[a]	221,065	528,345
E.W. Scripps Co. (The) Class Aa	221,334	2,662,648

		3,830,219
METAL FABRICATE & HARDWARE — 1.39%
A.M. Castle & Co.[a,b]	128,919	2,256,083
CIRCOR International Inc.	135,076	5,740,730
Haynes International Inc.	95,098	5,258,919
Kaydon Corp.	158,895	4,064,534
Mueller Industries Inc.	80,383	4,283,610
Olympic Steel Inc.[b]	71,146	1,700,389
RTI International Metals Inc.[a,b]	234,562	7,433,270

		30,737,535
MINING — 1.11%
AMCOL International Corp.	124,306	3,752,798
Century Aluminum Co.[a,b]	397,109	3,073,624

Security	Shares	Value

Kaiser Aluminum Corp.	129,854	$8,395,061
Materion Corp.	158,104	4,505,964
Stillwater Mining Co.[a]	362,536	4,687,590

		24,415,037
OFFICE FURNISHINGS — 0.14%
Interface Inc.	163,956	3,151,234

		3,151,234
OIL & GAS — 1.66%
Approach Resources Inc.[a,b]	118,004	2,904,078
Carrizo Oil & Gas Inc.[a,b]	127,060	3,274,336
Comstock Resources Inc.[a,b]	208,831	3,393,504
Contango Oil & Gas Co.	98,652	3,954,959
PDC Energy Inc.[a,b]	145,236	7,199,349
Penn Virginia Corp.[b]	426,865	1,724,535
PetroQuest Energy Inc.[a,b]	198,875	883,005
Stone Energy Corp.[a,b]	380,147	8,268,197
Swift Energy Co.[a,b]	332,156	4,919,230

		36,521,193
OIL & GAS SERVICES — 2.79%
Basic Energy Services Inc.[a,b]	210,391	2,876,045
C&J Energy Services Inc.[a]	83,294	1,907,433
Exterran Holdings Inc.[a,b]	265,560	7,170,120
Gulf Island Fabrication Inc.	111,576	2,349,791
Hornbeck Offshore Services Inc.[a,b]	246,045	11,431,251
ION Geophysical Corp.[a,b]	512,015	3,486,822
Lufkin Industries Inc.	125,117	8,306,518
Matrix Service Co.[a]	200,671	2,989,998
Pioneer Energy Services Corp.[a]	481,305	3,970,766
SEACOR Holdings Inc.[b]	145,777	10,740,849
TETRA Technologies Inc.[a]	604,286	6,199,974

		61,429,567
PHARMACEUTICALS — 0.27%
Hi-Tech Pharmacal Co. Inc.	85,806	2,841,037
PharMerica Corp.[a,b]	228,164	3,194,296

		6,035,333
REAL ESTATE — 0.27%
Forestar Group Inc.[a,b]	268,715	5,874,110

		5,874,110
REAL ESTATE INVESTMENT TRUSTS — 8.06%
Acadia Realty Trust[b]	178,011	4,943,366
Cedar Realty Trust Inc.[b]	238,930	1,459,862
Colonial Properties Trust	385,079	8,706,636

34	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

Cousins Properties Inc.[b]	334,952	$3,580,637
DiamondRock Hospitality Co.	1,507,485	14,034,685
EastGroup Properties Inc.[b]	103,629	6,031,208
Entertainment Properties Trust[b]	361,187	18,799,783
Franklin Street Properties Corp.[b]	557,993	8,157,858
Getty Realty Corp.[b]	120,604	2,437,407
Government Properties Income Trust	261,643	6,732,074
Healthcare Realty Trust Inc.	314,977	8,942,197
Inland Real Estate Corp.[b]	307,562	3,103,301
Kite Realty Group Trust	565,326	3,810,297
LaSalle Hotel Properties[b]	737,028	18,705,771
Lexington Realty Trust[b]	801,649	9,459,458
LTC Properties Inc.[b]	120,044	4,889,392
Medical Properties Trust Inc.[b]	616,521	9,888,997
Mid-America Apartment Communities Inc.[b]	166,402	11,491,722
Parkway Properties Inc.	183,008	3,394,798
Pennsylvania Real Estate Investment Trust[b]	162,506	3,150,991
PS Business Parks Inc.	62,469	4,930,054
Saul Centers Inc.	39,282	1,718,195
Sovran Self Storage Inc.	87,201	5,623,593
Tanger Factory Outlet Centers Inc.[b]	319,030	11,542,505
Urstadt Biddle Properties Inc. Class Ab	103,969	2,262,365

		177,797,152
RETAIL — 9.65%
Big 5 Sporting Goods Corp.	130,539	2,037,714
Biglari Holdings Inc.[a,b]	9,310	3,474,399
BJ’s Restaurants Inc.[a,b]	101,056	3,363,144
Brown Shoe Co. Inc.	165,687	2,650,992
Buckle Inc. (The)[b]	80,454	3,753,179
Casey’s General Stores Inc.	295,517	17,228,641
Cash America International Inc.[b]	222,598	11,679,717
Cato Corp. (The) Class A	208,102	5,023,582
CEC Entertainment Inc.	129,848	4,252,522
Children’s Place Retail Stores Inc. (The)[a]	181,964	8,155,627
Christopher & Banks Corp.[a]	128,147	823,985
Coldwater Creek Inc.[a,b]	68,675	217,013
Cracker Barrel Old Country Store Inc.	183,300	14,819,805
DineEquity Inc.[b]	73,586	5,061,981
EZCORP Inc. Class A NVS[a]	366,730	7,811,349

Security	Shares	Value

Fifth & Pacific Companies Inc.[a,b]	490,869	$9,267,607
Finish Line Inc. (The) Class A	383,606	7,514,842
Fred’s Inc. Class A	261,208	3,573,326
Genesco Inc.[a,b]	186,353	11,197,952
Group 1 Automotive Inc.	165,663	9,951,376
Haverty Furniture Companies Inc.	87,330	1,795,505
Hot Topic Inc.	204,053	2,832,256
Jack in the Box Inc.[a]	207,738	7,185,657
Jos. A. Bank Clothiers Inc.[a,b]	215,652	8,604,515
Kirkland’s Inc.[a]	115,600	1,324,776
Lithia Motors Inc. Class A	79,983	3,797,593
MarineMax Inc.[a,b]	184,293	2,504,542
Men’s Wearhouse Inc. (The)	368,596	12,318,478
OfficeMax Inc.[b]	670,540	7,784,969
Pep Boys — Manny, Moe & Jack (The)[a]	410,851	4,843,933
PetMed Express Inc.	87,598	1,175,127
Red Robin Gourmet Burgers Inc.[a,b]	98,290	4,482,024
Ruby Tuesday Inc.[a,b]	445,840	3,285,841
Sonic Automotive Inc. Class A	283,218	6,276,111
Sonic Corp.[a,b]	192,422	2,478,395
Stage Stores Inc.	93,033	2,407,694
Stein Mart Inc.	213,623	1,790,161
Texas Roadhouse Inc.	203,627	4,111,229
Zale Corp.[a,b]	107,537	422,620
Zumiez Inc.[a,b]	61,827	1,415,838

		212,696,017
SAVINGS & LOANS — 0.94%
Bank Mutual Corp.	334,389	1,849,171
Brookline Bancorp Inc.	213,835	1,954,452
Dime Community Bancshares Inc.	99,292	1,425,833
Northwest Bancshares Inc.	722,947	9,174,197
Provident Financial Services Inc.	418,661	6,392,954

		20,796,607
SEMICONDUCTORS — 2.45%
ATMI Inc.[a,b]	124,027	2,781,926
Brooks Automation Inc.	513,126	5,223,623
Cabot Microelectronics Corp.[a]	89,701	3,117,110
CEVA Inc.[a,b]	104,994	1,637,906

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

Cohu Inc.	176,452	$1,651,591
Diodes Inc.[a,b]	111,224	2,333,479
DSP Group Inc.[a]	169,360	1,366,735
GT Advanced Technologies Inc.[a,b]	921,599	3,032,061
Kopin Corp.[a,b]	304,362	1,126,139
Micrel Inc.	192,066	2,018,614
MKS Instruments Inc.	206,675	5,621,560
Pericom Semiconductor Corp.[a,b]	166,136	1,131,386
Power Integrations Inc.	110,899	4,814,126
Rubicon Technology Inc.[a,b]	131,407	867,286
Sigma Designs Inc.[a,b]	162,074	789,300
Supertex Inc.	80,410	1,785,906
Tessera Technologies Inc.	403,413	7,563,994
TriQuint Semiconductor Inc.[a,b]	1,239,384	6,258,889
Volterra Semiconductor Corp.[a,b]	67,268	955,206

		54,076,837
SOFTWARE — 2.66%
Avid Technology Inc.[a,b]	235,365	1,475,739
Blackbaud Inc.	179,309	5,312,926
Bottomline Technologies Inc.[a,b]	125,465	3,577,007
Computer Programs and Systems Inc.	29,591	1,601,169
CSG Systems International Inc.[a,b]	114,477	2,425,768
Digi International Inc.[a,b]	200,122	1,787,090
Digital River Inc.[a,b]	272,167	3,848,441
Ebix Inc.[b]	127,570	2,069,185
EPIQ Systems Inc.	245,839	3,449,121
MicroStrategy Inc. Class Aa	30,889	3,122,260
Monotype Imaging Holdings Inc.	114,952	2,730,110
Omnicell Inc.[a]	100,685	1,900,933
Progress Software Corp.[a]	268,272	6,111,236
Quality Systems Inc.	163,229	2,983,826
Synchronoss Technologies Inc.[a,b]	106,306	3,298,675
SYNNEX Corp.[a,b]	204,053	7,549,961
Take-Two Interactive Software Inc.[a]	332,283	5,366,370

		58,609,817
STORAGE & WAREHOUSING — 0.39%
Mobile Mini Inc.[a,b]	294,828	8,676,788

		8,676,788
TELECOMMUNICATIONS — 2.19%
Anixter International Inc.	206,843	14,462,462

Security	Shares	Value

Atlantic Tele-Network Inc.	38,073	$1,846,921
Black Box Corp.	126,248	2,753,469
Cbeyond Inc.[a,b]	230,183	1,710,260
Comtech Telecommunications Corp.	134,614	3,268,428
General Communication Inc. Class Aa,b	99,015	907,967
Harmonic Inc.[a]	887,786	5,140,281
LogMeIn Inc.a,[b]	112,878	2,169,515
Lumos Networks Corp.	61,727	832,080
NTELOS Holdings Corp.	116,558	1,493,108
Oplink Communications Inc.[a,b]	88,392	1,449,629
Symmetricom Inc.[a]	144,483	655,953
USA Mobility Inc.	170,192	2,258,448
ViaSat Inc.[a,b]	193,772	9,386,316

		48,334,837
TEXTILES — 0.60%
G&K Services Inc. Class A	147,938	6,732,658
UniFirst Corp.	70,642	6,393,101

		13,125,759
TOYS, GAMES & HOBBIES — 0.08%
JAKKS Pacific Inc.[b]	160,365	1,682,229

		1,682,229
TRANSPORTATION — 2.11%
Arkansas Best Corp.	184,725	2,157,588
Atlas Air Worldwide Holdings Inc.[a]	204,006	8,315,285
Bristow Group Inc.	278,210	18,345,168
ERA Group Inc.[a]	152,964	3,212,244
Forward Air Corp.	86,380	3,221,110
Heartland Express Inc.	188,550	2,515,257
Hub Group Inc. Class Aa	131,561	5,059,836
Knight Transportation Inc.	228,424	3,677,626

		46,504,114
WATER — 0.17%
American States Water Co.	65,397	3,764,905

		3,764,905

TOTAL COMMON STOCKS
(Cost: $1,982,858,192)		2,201,660,092

36	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

SHORT-TERM INVESTMENTS — 13.37%

MONEY MARKET FUNDS — 13.37%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[d,e,f]	268,191,360	$268,191,360
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[d,e,f]	19,048,868	19,048,868
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[d,e]	7,523,845	7,523,845

		294,764,073

TOTAL SHORT-TERM INVESTMENTS
(Cost: $294,764,073)		294,764,073

TOTAL INVESTMENTS IN SECURITIES — 113.21%
(Cost: $2,277,622,265)		2,496,424,165
Other Assets, Less Liabilities — (13.21)%		(291,343,902)

NET ASSETS — 100.00%		$2,205,080,263

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	37

Schedule of Investments

iSHARES® CORE S&P 500 ETF

March 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.70%

ADVERTISING — 0.15%
Interpublic Group of Companies Inc. (The)	1,211,143	$15,781,193
Omnicom Group Inc.	764,973	45,056,910

		60,838,103
AEROSPACE & DEFENSE — 1.70%
Boeing Co. (The)	1,991,477	170,968,301
General Dynamics Corp.	972,277	68,555,251
L-3 Communications Holdings Inc.	262,999	21,281,879
Lockheed Martin Corp.	783,260	75,600,255
Northrop Grumman Corp.	693,873	48,675,191
Raytheon Co.	952,114	55,974,782
Rockwell Collins Inc.	399,675	25,227,486
United Technologies Corp.	2,467,830	230,569,357

		696,852,502
AGRICULTURE — 1.95%
Altria Group Inc.	5,881,461	202,263,444
Archer-Daniels-Midland Co.	1,927,262	65,006,547
Lorillard Inc.	1,110,105	44,792,737
Philip Morris International Inc.	4,821,974	447,045,209
Reynolds American Inc.	941,577	41,890,761

		800,998,698
AIRLINES — 0.07%
Southwest Airlines Co.	2,130,632	28,720,919

		28,720,919
APPAREL — 0.58%
Coach Inc.	821,693	41,076,433
Nike Inc. Class B	2,123,172	125,288,380
Ralph Lauren Corp.	177,844	30,110,768
VF Corp.	258,119	43,299,462

		239,775,043
AUTO MANUFACTURERS — 0.50%
Ford Motor Co.	11,477,921	150,934,661
PACCAR Inc.	1,034,416	52,300,073

		203,234,734
AUTO PARTS & EQUIPMENT — 0.35%
BorgWarner Inc.[a]	338,401	26,171,933
Delphi Automotive PLC	857,330	38,065,452
Goodyear Tire & Rubber Co. (The)[a,b]	714,443	9,009,126

Security	Shares	Value

Johnson Controls Inc.	2,002,496	$70,227,535

		143,474,046
BANKS — 7.35%
Bank of America Corp.	31,663,572	385,662,307
Bank of New York Mellon Corp. (The)	3,404,672	95,296,769
BB&T Corp.	2,047,903	64,283,675
Capital One Financial Corp.	1,703,841	93,626,063
Citigroup Inc.	8,892,576	393,407,562
Comerica Inc.	549,124	19,741,008
Fifth Third Bancorp	2,561,359	41,775,765
First Horizon National Corp.	712,301	7,607,375
Goldman Sachs Group Inc. (The)	1,280,498	188,425,281
Huntington Bancshares Inc.	2,463,962	18,208,679
J.P. Morgan Chase & Co.	11,200,453	531,573,499
KeyCorp	2,703,498	26,926,840
M&T Bank Corp.	357,900	36,920,964
Morgan Stanley	4,017,454	88,303,639
Northern Trust Corp.	636,442	34,724,276
PNC Financial Services Group Inc. (The)[c]	1,546,391	102,835,002
Regions Financial Corp.	4,136,053	33,874,274
State Street Corp.	1,337,012	79,004,039
SunTrust Banks Inc.	1,577,147	45,437,605
U.S. Bancorp	5,452,873	185,015,981
Wells Fargo & Co.	14,344,550	530,604,905
Zions Bancorp	537,164	13,423,728

		3,016,679,236
BEVERAGES — 2.42%
Beam Inc.	469,164	29,810,681
Brown-Forman Corp. Class B NVS	443,505	31,666,257
Coca-Cola Co. (The)	11,215,908	453,571,320
Coca-Cola Enterprises Inc.	767,858	28,349,317
Constellation Brands Inc. Class Aa	446,097	21,252,061
Dr Pepper Snapple Group Inc.	595,837	27,974,547
Molson Coors Brewing Co. Class B NVS	456,743	22,348,435
Monster Beverage Corp.[a,b]	421,468	20,120,882
PepsiCo Inc.	4,514,721	357,159,578

		992,253,078
BIOTECHNOLOGY — 1.96%
Alexion Pharmaceuticals Inc.[a]	571,287	52,638,384

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (Continued)

iSHARES® CORE S&P 500 ETF

March 31, 2013

Security	Shares	Value

Amgen Inc.	2,190,065	$224,503,563
Biogen Idec Inc.[a]	691,557	133,408,261
Celgene Corp.[a]	1,225,346	142,029,855
Gilead Sciences Inc.[a,b]	4,455,007	217,983,493
Life Technologies Corp.[a]	503,538	32,543,661

		803,107,217
BUILDING MATERIALS — 0.10%
Masco Corp.	1,041,616	21,092,724
Vulcan Materials Co.	380,052	19,648,688

		40,741,412
CHEMICALS — 2.43%
Air Products and Chemicals Inc.	607,615	52,935,419
Airgas Inc.	199,894	19,821,489
CF Industries Holdings Inc.	184,324	35,089,760
Dow Chemical Co. (The)	3,524,305	112,213,871
E.I. du Pont de Nemours and Co.	2,734,055	134,406,144
Eastman Chemical Co.	450,465	31,473,989
Ecolab Inc.	776,808	62,284,465
FMC Corp.	402,827	22,973,224
International Flavors & Fragrances Inc.	238,710	18,301,896
LyondellBasell Industries NV Class A	1,111,091	70,320,949
Monsanto Co.	1,567,968	165,624,460
Mosaic Co. (The)	809,657	48,263,654
PPG Industries Inc.	417,984	55,984,777
Praxair Inc.	866,564	96,656,549
Sherwin-Williams Co. (The)	251,123	42,412,163
Sigma-Aldrich Corp.	352,504	27,382,511

		996,145,320
COAL — 0.10%
CONSOL Energy Inc.	667,572	22,463,798
Peabody Energy Corp.	788,975	16,686,821

		39,150,619
COMMERCIAL SERVICES — 1.23%
ADT Corp. (The)	679,517	33,255,562
Apollo Group Inc. Class Aa,b	291,832	5,074,958
Automatic Data Processing Inc.	1,419,261	92,280,350
Equifax Inc.	352,524	20,301,857
H&R Block Inc.	793,843	23,354,861
Iron Mountain Inc.	489,645	17,779,010
MasterCard Inc. Class A	308,930	167,171,291
Moody’s Corp.	567,073	30,236,332
Paychex Inc.	947,293	33,221,566

Security	Shares	Value

Quanta Services Inc.[a,b]	624,045	$17,835,206
Robert Half International Inc.	408,322	15,324,325
SAIC Inc.	827,722	11,215,633
Total System Services Inc.	468,699	11,614,361
Western Union Co.	1,664,290	25,030,922

		503,696,234
COMPUTERS — 6.38%
Accenture PLC Class A	1,885,548	143,245,082
Apple Inc.	2,747,924	1,216,313,600
Cognizant Technology Solutions Corp. Class Aa	883,173	67,659,884
Computer Sciences Corp.	449,114	22,109,882
Dell Inc.	4,273,634	61,241,175
EMC Corp.[a]	6,158,227	147,120,043
Hewlett-Packard Co.	5,714,289	136,228,650
International Business Machines Corp.	3,065,648	653,902,718
NetApp Inc.[a]	1,054,615	36,025,648
SanDisk Corp.[a]	707,742	38,925,810
Seagate Technology PLC	934,551	34,167,185
Teradata Corp.[a]	485,162	28,386,829
Western Digital Corp.	633,872	31,871,084

		2,617,197,590
COSMETICS & PERSONAL CARE — 2.04%
Avon Products Inc.	1,265,013	26,223,720
Colgate-Palmolive Co.	1,286,512	151,847,011
Estee Lauder Companies Inc. (The) Class A	701,544	44,919,862
Procter & Gamble Co. (The)	7,993,636	615,989,590

		838,980,183
DISTRIBUTION & WHOLESALE — 0.32%
Fastenal Co.	789,970	40,564,959
Fossil Inc.[a,b]	156,293	15,097,904
Genuine Parts Co.	453,194	35,349,132
W.W. Grainger Inc.	175,016	39,375,100

		130,387,095
DIVERSIFIED FINANCIAL SERVICES — 2.53%
American Express Co.	2,812,330	189,719,782
Ameriprise Financial Inc.	595,386	43,850,179
BlackRock Inc.[c]	368,091	94,555,216
Charles Schwab Corp. (The)	3,216,187	56,894,348
CME Group Inc.	898,025	55,129,755
Discover Financial Services	1,449,639	65,001,813
E*TRADE Financial Corp.[a,b]	834,730	8,939,958

2	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE S&P 500 ETF

March 31, 2013

Security	Shares	Value

Franklin Resources Inc.	404,301	$60,972,634
IntercontinentalExchange Inc.[a,b]	212,625	34,672,759
Invesco Ltd.	1,290,344	37,368,362
Legg Mason Inc.	335,795	10,795,809
NASDAQ OMX Group Inc. (The)	344,218	11,118,241
NYSE Euronext Inc.	711,036	27,474,431
SLM Corp.	1,326,649	27,169,772
T. Rowe Price Group Inc.	757,899	56,743,898
Visa Inc. Class A	1,509,150	256,314,036

		1,036,720,993
ELECTRIC — 3.12%
AES Corp. (The)	1,811,386	22,769,122
Ameren Corp.	709,992	24,863,920
American Electric Power Co. Inc.	1,421,244	69,115,096
CMS Energy Corp.	775,048	21,654,841
Consolidated Edison Inc.	857,111	52,309,484
Dominion Resources Inc.	1,686,504	98,120,803
DTE Energy Co.	504,936	34,507,326
Duke Energy Corp.	2,062,069	149,685,589
Edison International	953,428	47,976,497
Entergy Corp.	521,152	32,957,652
Exelon Corp.	2,502,030	86,269,994
FirstEnergy Corp.	1,223,845	51,646,259
Integrys Energy Group Inc.	229,419	13,343,009
NextEra Energy Inc.	1,240,361	96,351,242
Northeast Utilities	919,906	39,979,115
NRG Energy Inc.	945,748	25,052,865
Pepco Holdings Inc.[b]	673,242	14,407,379
PG&E Corp.	1,283,560	57,156,927
Pinnacle West Capital Corp.	321,225	18,595,715
PPL Corp.	1,705,551	53,400,802
Public Service Enterprise Group Inc.	1,480,575	50,842,945
SCANA Corp.	387,446	19,821,737
Southern Co. (The)	2,542,865	119,311,226
TECO Energy Inc.	597,651	10,650,141
Wisconsin Energy Corp.	671,157	28,785,924
Xcel Energy Inc.	1,428,844	42,436,667

		1,282,012,277
ELECTRICAL COMPONENTS & EQUIPMENT — 0.32%
Emerson Electric Co.	2,112,075	118,001,630
Molex Inc.	405,154	11,862,909

		129,864,539

Security	Shares	Value

ELECTRONICS — 1.20%
Agilent Technologies Inc.	1,016,329	$42,655,328
Amphenol Corp. Class A	467,785	34,920,150
FLIR Systems Inc.	424,162	11,032,454
Garmin Ltd.[b]	320,583	10,592,062
Honeywell International Inc.	2,293,583	172,821,479
Jabil Circuit Inc.	538,246	9,946,786
PerkinElmer Inc.	332,835	11,196,569
TE Connectivity Ltd.	1,229,806	51,565,766
Thermo Fisher Scientific Inc.	1,046,535	80,049,462
Tyco International Ltd.	1,363,746	43,639,872
Waters Corp.[a,b]	251,301	23,599,677

		492,019,605
ENGINEERING & CONSTRUCTION — 0.13%
Fluor Corp.	475,510	31,540,578
Jacobs Engineering Group Inc.[a,b]	381,425	21,451,342

		52,991,920
ENTERTAINMENT — 0.03%
International Game Technology	776,185	12,807,053

		12,807,053
ENVIRONMENTAL CONTROL — 0.26%
Republic Services Inc.	870,079	28,712,607
Stericycle Inc.[a]	251,884	26,745,043
Waste Management Inc.	1,279,693	50,176,763

		105,634,413
FOOD — 2.05%
Campbell Soup Co.[b]	524,490	23,790,866
ConAgra Foods Inc.	1,211,030	43,366,984
Dean Foods Co.[a]	544,012	9,862,938
General Mills Inc.	1,892,127	93,300,782
H.J. Heinz Co.	938,313	67,811,881
Hershey Co. (The)	439,315	38,453,242
Hormel Foods Corp.	393,480	16,258,594
J.M. Smucker Co. (The)	313,839	31,120,275
Kellogg Co.	730,690	47,078,357
Kraft Foods Group Inc.	1,733,987	89,352,350
Kroger Co. (The)	1,517,086	50,276,230
McCormick & Co. Inc. NVS	388,328	28,561,524
Mondelez International Inc. Class A	5,203,859	159,290,124
Safeway Inc.	701,197	18,476,541
Sysco Corp.	1,714,482	60,298,332
Tyson Foods Inc. Class A	829,942	20,599,160
Whole Foods Market Inc.	504,398	43,756,527

		841,654,707

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (Continued)

iSHARES® CORE S&P 500 ETF

March 31, 2013

Security	Shares	Value

FOREST PRODUCTS & PAPER — 0.19%
International Paper Co.	1,291,140	$60,141,301
MeadWestvaco Corp.	514,099	18,661,794

		78,803,095
GAS — 0.30%
AGL Resources Inc.	344,917	14,469,268
CenterPoint Energy Inc.	1,251,480	29,985,461
NiSource Inc.	910,664	26,718,882
Sempra Energy	662,102	52,928,434

		124,102,045
HAND & MACHINE TOOLS — 0.13%
Snap-on Inc.	169,983	14,057,594
Stanley Black & Decker Inc.	468,943	37,970,315

		52,027,909
HEALTH CARE — PRODUCTS — 1.78%
Baxter International Inc.	1,597,599	116,049,591
Becton, Dickinson and Co.	567,594	54,267,662
Boston Scientific Corp.[a,b]	3,972,180	31,022,726
C.R. Bard Inc.	222,632	22,436,853
CareFusion Corp.[a]	651,371	22,791,471
Covidien PLC	1,380,870	93,678,221
Edwards Lifesciences Corp.[a,b]	333,882	27,431,745
Hospira Inc.[a,b]	484,038	15,890,967
Intuitive Surgical Inc.[a]	117,482	57,705,984
Medtronic Inc.	2,959,548	138,980,374
St. Jude Medical Inc.	827,786	33,475,666
Stryker Corp.	846,207	55,206,545
Varian Medical Systems Inc.[a,b]	319,040	22,970,880
Zimmer Holdings Inc.	495,562	37,276,174

		729,184,859
HEALTH CARE — SERVICES — 1.16%
Aetna Inc.	959,794	49,064,669
Cigna Corp.	836,839	52,193,649
Coventry Health Care Inc.	393,946	18,527,280
DaVita HealthCare Partners Inc.[a]	246,933	29,283,785
Humana Inc.	463,408	32,026,127

Security	Shares	Value

Laboratory Corp. of America Holdings[a,b]	272,402	$24,570,660
Quest Diagnostics Inc.	463,688	26,175,188
Tenet Healthcare Corp.[a]	305,221	14,522,415
UnitedHealth Group Inc.	2,999,301	171,590,010
WellPoint Inc.	889,731	58,926,884

		476,880,667
HOLDING COMPANIES — DIVERSIFIED — 0.06%
Leucadia National Corp.	858,391	23,545,665

		23,545,665
HOME BUILDERS — 0.15%
D.R. Horton Inc.	818,062	19,878,906
Lennar Corp. Class A	483,177	20,042,182
PulteGroup Inc.[a,b]	995,545	20,149,831

		60,070,919
HOME FURNISHINGS — 0.09%
Harman International Industries Inc.	197,842	8,829,688
Whirlpool Corp.	229,828	27,225,425

		36,055,113
HOUSEHOLD PRODUCTS & WARES — 0.38%
Avery Dennison Corp.	292,915	12,615,849
Clorox Co. (The)	383,291	33,932,752
Kimberly-Clark Corp.	1,134,333	111,141,948

		157,690,549
HOUSEWARES — 0.05%
Newell Rubbermaid Inc.	838,883	21,894,846

		21,894,846
INSURANCE — 4.16%
ACE Ltd.	993,002	88,347,388
Aflac Inc.	1,367,898	71,158,054
Allstate Corp. (The)	1,397,130	68,557,169
American International Group Inc.[a]	4,320,159	167,708,572
Aon PLC	911,753	56,072,810
Assurant Inc.	229,579	10,333,351
Berkshire Hathaway Inc. Class Ba	5,337,362	556,153,120
Chubb Corp. (The)	764,214	66,891,651
Cincinnati Financial Corp.	429,948	20,289,246
Genworth Financial Inc. Class Aa	1,441,868	14,418,680
Hartford Financial Services Group Inc. (The)	1,277,598	32,962,028

4	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE S&P 500 ETF

March 31, 2013

Security	Shares	Value

Lincoln National Corp.	794,323	$25,902,873
Loews Corp.	906,976	39,970,432
Marsh & McLennan Companies Inc.	1,604,719	60,931,181
MetLife Inc.	3,200,166	121,670,311
Principal Financial Group Inc.	807,081	27,464,966
Progressive Corp. (The)	1,625,872	41,085,786
Prudential Financial Inc.	1,360,717	80,268,696
Torchmark Corp.	274,113	16,391,957
Travelers Companies Inc. (The)	1,105,974	93,111,951
Unum Group	789,562	22,305,127
XL Group PLC	863,172	26,154,112

		1,708,149,461
INTERNET — 3.44%
Amazon.com Inc.[a]	1,064,100	283,572,009
eBay Inc.[a]	3,414,561	185,137,498
Expedia Inc.	273,314	16,401,573
F5 Networks Inc.[a]	230,478	20,530,980
Google Inc. Class Aa	781,409	620,462,188
Netflix Inc.[a,b]	163,800	31,025,358
Priceline.com Inc.[a,b]	145,937	100,394,440
Symantec Corp.[a]	2,016,764	49,773,736
TripAdvisor Inc.[a,b]	322,030	16,913,016
VeriSign Inc.[a]	446,475	21,109,338
Yahoo! Inc.[a]	2,835,847	66,727,480

		1,412,047,616
IRON & STEEL — 0.17%
Allegheny Technologies Inc.	312,994	9,925,040
Cliffs Natural Resources Inc.	441,847	8,399,511
Nucor Corp.	929,577	42,899,979
United States Steel Corp.[b]	420,910	8,207,745

		69,432,275
LEISURE TIME — 0.19%
Carnival Corp.	1,300,670	44,612,981
Harley-Davidson Inc.	661,640	35,265,412

		79,878,393
LODGING — 0.30%
Marriott International Inc. Class A	712,951	30,107,921
Starwood Hotels & Resorts Worldwide Inc.	566,899	36,128,473
Wyndham Worldwide Corp.	399,861	25,783,037
Wynn Resorts Ltd.	233,477	29,221,982

		121,241,413

Security	Shares	Value

MACHINERY — 1.11%
Caterpillar Inc.	1,916,890	$166,711,923
Cummins Inc.	516,638	59,831,847
Deere & Co.	1,139,985	98,015,910
Flowserve Corp.	140,816	23,616,251
Joy Global Inc.	310,836	18,500,959
Rockwell Automation Inc.	409,169	35,331,743
Roper Industries Inc.	289,443	36,848,988
Xylem Inc.	544,817	15,015,157

		453,872,778
MANUFACTURING — 3.36%
3M Co.	1,857,652	197,486,984
Danaher Corp.	1,697,293	105,486,760
Dover Corp.	511,146	37,252,320
Eaton Corp. PLC	1,378,650	84,442,313
General Electric Co.	30,428,438	703,505,487
Illinois Tool Works Inc.	1,215,309	74,060,930
Ingersoll-Rand PLC	806,522	44,366,775
Leggett & Platt Inc.	417,770	14,112,271
Pall Corp.	325,040	22,222,985
Parker Hannifin Corp.	436,509	39,975,494
Pentair Ltd. Registered	603,241	31,820,963
Textron Inc.	794,664	23,688,934

		1,378,422,216
MEDIA — 3.52%
Cablevision NY Group Class A	629,484	9,417,081
CBS Corp. Class B NVS	1,712,278	79,946,260
Comcast Corp. Class A	7,724,016	324,485,912
DIRECTV[a,b]	1,677,139	94,942,839
Discovery Communications Inc. Series Aa,b	717,734	56,514,375
Gannett Co. Inc.	670,394	14,661,517
McGraw-Hill Companies Inc. (The)	821,751	42,796,792
News Corp. Class A NVS	5,851,769	178,595,990
Scripps Networks Interactive Inc. Class A	251,798	16,200,683
Time Warner Cable Inc.	864,759	83,068,749
Time Warner Inc.	2,735,466	157,617,551
Viacom Inc. Class B NVS	1,332,585	82,047,258
Walt Disney Co. (The)	5,283,327	300,092,974
Washington Post Co. (The) Class Bb	13,314	5,951,358

		1,446,339,339

SCHEDULES OF INVESTMENTS	5

Schedule of Investments (Continued)

iSHARES® CORE S&P 500 ETF

March 31, 2013

Security	Shares	Value

METAL FABRICATE & HARDWARE — 0.20%
Precision Castparts Corp.	428,540	$81,259,755

		81,259,755
MINING — 0.44%
Alcoa Inc.	3,129,239	26,661,117
Freeport-McMoRan Copper & Gold Inc.	2,778,591	91,971,362
Newmont Mining Corp.	1,453,607	60,891,597

		179,524,076
OFFICE & BUSINESS EQUIPMENT — 0.10%
Pitney Bowes Inc.[b]	589,193	8,755,408
Xerox Corp.	3,581,219	30,798,483

		39,553,891
OIL & GAS — 8.74%
Anadarko Petroleum Corp.	1,464,797	128,096,498
Apache Corp.	1,146,407	88,456,764
Cabot Oil & Gas Corp.	615,764	41,631,804
Chesapeake Energy Corp.[b]	1,523,691	31,098,533
Chevron Corp.	5,684,906	675,480,531
ConocoPhillips	3,573,048	214,740,185
Denbury Resources Inc.[a,b]	1,092,876	20,382,137
Devon Energy Corp.	1,104,911	62,339,079
Diamond Offshore Drilling Inc.	202,797	14,106,559
Ensco PLC Class A	680,276	40,816,560
EOG Resources Inc.	795,263	101,849,333
EQT Corp.	440,614	29,851,599
Exxon Mobil Corp.	13,111,138	1,181,444,645
Helmerich & Payne Inc.	311,016	18,878,671
Hess Corp.	869,509	62,265,540
Marathon Oil Corp.	2,071,045	69,835,637
Marathon Petroleum Corp.	969,849	86,898,470
Murphy Oil Corp.	530,079	33,781,935
Nabors Industries Ltd.	851,610	13,813,114
Newfield Exploration Co.[a,b]	394,520	8,845,138
Noble Corp.	739,547	28,213,718
Noble Energy Inc.	525,506	60,780,024
Occidental Petroleum Corp.	2,357,130	184,728,278
Phillips 66	1,818,719	127,255,769
Pioneer Natural Resources Co.	387,286	48,120,286
QEP Resources Inc.	522,465	16,635,286
Range Resources Corp.[b]	476,475	38,613,534

Security	Shares	Value

Rowan Companies PLC[a,b]	362,415	$12,814,994
Southwestern Energy Co.[a,b]	1,027,224	38,274,366
Tesoro Corp.	402,117	23,543,950
Valero Energy Corp.	1,618,108	73,607,733
WPX Energy Inc.[a,b]	585,600	9,381,312

		3,586,581,982
OIL & GAS SERVICES — 1.55%
Baker Hughes Inc.	1,292,856	60,001,447
Cameron International Corp.[a]	725,276	47,287,995
FMC Technologies Inc.[a,b]	695,731	37,840,809
Halliburton Co.	2,726,740	110,187,563
National Oilwell Varco Inc.	1,248,528	88,333,356
Schlumberger Ltd.	3,886,895	291,089,567

		634,740,737
PACKAGING & CONTAINERS — 0.14%
Ball Corp.	437,304	20,806,924
Bemis Co. Inc.	301,326	12,161,517
Owens-Illinois Inc.[a]	479,867	12,788,456
Sealed Air Corp.	567,409	13,680,231

		59,437,128
PHARMACEUTICALS — 7.23%
Abbott Laboratories	4,596,257	162,339,797
AbbVie Inc.	4,625,558	188,630,255
Actavis Inc.[a]	374,100	34,458,351
Allergan Inc.	900,021	100,469,344
AmerisourceBergen Corp.	673,516	34,652,398
Bristol-Myers Squibb Co.	4,791,439	197,359,372
Cardinal Health Inc.	997,412	41,512,287
DENTSPLY International Inc.	417,999	17,731,518
Eli Lilly and Co.	2,921,287	165,899,889
Express Scripts Holding Co.[a]	2,395,224	138,084,664
Forest Laboratories Inc.[a]	685,771	26,086,729
Johnson & Johnson	8,180,025	666,917,438
McKesson Corp.	681,526	73,577,547
Mead Johnson Nutrition Co. Class A	592,320	45,875,184
Merck & Co. Inc.	8,844,428	391,189,051
Mylan Inc.[a,b]	1,157,467	33,497,095
Patterson Companies Inc.	244,080	9,284,803
Perrigo Co.	258,581	30,701,322
Pfizer Inc.	21,037,195	607,133,448

		2,965,400,492

6	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE S&P 500 ETF

March 31, 2013

Security	Shares	Value

PIPELINES — 0.57%
Kinder Morgan Inc.	1,848,743	$71,509,379
ONEOK Inc.	599,691	28,587,270
Spectra Energy Corp.	1,955,136	60,120,432
Williams Companies Inc. (The)	1,994,420	74,710,973

		234,928,054
REAL ESTATE — 0.05%
CBRE Group Inc. Class Aa	890,209	22,477,777

		22,477,777
REAL ESTATE INVESTMENT TRUSTS — 2.11%
American Tower Corp.	1,156,207	88,935,442
Apartment Investment and Management Co. Class A	426,732	13,083,603
AvalonBay Communities Inc.	332,968	42,177,057
Boston Properties Inc.	443,726	44,842,950
Equity Residential	937,419	51,614,290
HCP Inc.	1,326,775	66,153,001
Health Care REIT Inc.[b]	763,360	51,839,778
Host Hotels & Resorts Inc.[b]	2,126,531	37,193,027
Kimco Realty Corp.(b)	1,193,587	26,736,349
Plum Creek Timber Co. Inc.[b]	475,005	24,795,261
Prologis Inc.	1,354,330	54,146,113
Public Storage	422,122	64,297,623
Simon Property Group Inc.	912,789	144,731,824
Ventas Inc.	854,319	62,536,151
Vornado Realty Trust	495,672	41,458,006
Weyerhaeuser Co.	1,595,676	50,072,313

		864,612,788
RETAIL — 6.43%
Abercrombie & Fitch Co. Class A	232,276	10,731,151
AutoNation Inc.[a,b]	113,725	4,975,469
AutoZone Inc.[a,b]	106,265	42,162,764
Bed Bath & Beyond Inc.[a,b]	661,740	42,629,291
Best Buy Co. Inc.	779,221	17,259,745
CarMax Inc.[a,b]	667,376	27,829,579
Chipotle Mexican Grill Inc.[a,b]	90,756	29,574,658
Costco Wholesale Corp.	1,274,853	135,274,652
CVS Caremark Corp.	3,602,895	198,123,196
Darden Restaurants Inc.	378,582	19,565,118
Dollar General Corp.[a]	884,314	44,728,602
Dollar Tree Inc.[a]	664,924	32,202,269
Family Dollar Stores Inc.	281,273	16,609,171

Security	Shares	Value

GameStop Corp. Class Ab	353,550	$9,888,793
Gap Inc. (The)	869,825	30,791,805
Home Depot Inc. (The)	4,375,392	305,314,854
J.C. Penney Co. Inc.[b]	415,763	6,282,179
Kohl’s Corp.	619,255	28,566,233
L Brands Inc.	700,358	31,277,988
Lowe’s Companies Inc.	3,248,131	123,169,127
Macy’s Inc.	1,156,702	48,396,412
McDonald’s Corp.	2,934,456	292,535,919
Nordstrom Inc.	438,113	24,196,981
O’Reilly Automotive Inc.[a,b]	325,767	33,407,406
PetSmart Inc.	314,462	19,528,090
PVH Corp.	228,589	24,415,591
Ross Stores Inc.	650,767	39,449,496
Staples Inc.	1,972,054	26,484,685
Starbucks Corp.	2,192,717	124,897,160
Target Corp.	1,904,487	130,362,135
Tiffany & Co.[b]	348,729	24,250,615
TJX Companies Inc. (The)	2,134,075	99,768,006
Urban Outfitters Inc.[a]	319,098	12,361,856
Wal-Mart Stores Inc.	4,894,559	366,259,850
Walgreen Co.	2,516,760	119,999,117
Yum! Brands Inc.	1,318,954	94,885,551

		2,638,155,514
SAVINGS & LOANS — 0.06%
Hudson City Bancorp Inc.	1,386,522	11,979,550
People’s United Financial Inc.	991,016	13,319,255

		25,298,805
SEMICONDUCTORS — 2.79%
Advanced Micro Devices Inc.[a,b]	1,765,208	4,501,280
Altera Corp.	934,882	33,160,265
Analog Devices Inc.	895,433	41,628,680
Applied Materials Inc.	3,511,708	47,337,824
Broadcom Corp. Class A	1,531,875	53,110,106
First Solar Inc.[a,b]	175,304	4,726,196
Intel Corp.	14,473,509	316,246,172
KLA-Tencor Corp.	485,616	25,611,388
Lam Research Corp.[a,b]	475,056	19,695,822
Linear Technology Corp.	680,605	26,114,814
LSI Corp.[a,b]	1,614,280	10,944,818
Microchip Technology Inc.	571,728	21,016,721
Micron Technology Inc.[a,b]	2,990,073	29,840,929
NVIDIA Corp.	1,828,516	23,441,575
QUALCOMM Inc.	5,027,814	336,612,147

SCHEDULES OF INVESTMENTS	7

Schedule of Investments (Continued)

iSHARES® CORE S&P 500 ETF

March 31, 2013

Security	Shares	Value

Teradyne Inc.[a,b]	556,939	$9,033,551
Texas Instruments Inc.	3,232,986	114,706,343
Xilinx Inc.	765,425	29,216,272

		1,146,944,903
SOFTWARE — 3.55%
Adobe Systems Inc.[a]	1,459,608	63,507,544
Akamai Technologies Inc.[a,b]	520,552	18,370,280
Autodesk Inc.[a]	657,518	27,116,042
BMC Software Inc.[a]	383,593	17,771,864
CA Inc.	973,953	24,514,397
Cerner Corp.[a,b]	428,319	40,583,225
Citrix Systems Inc.[a]	545,512	39,364,146
Dun & Bradstreet Corp. (The)	119,609	10,005,293
Electronic Arts Inc.[a]	878,164	15,543,503
Fidelity National Information Services Inc.	858,101	33,997,962
Fiserv Inc.[a,b]	390,676	34,313,073
Intuit Inc.	815,230	53,519,849
Microsoft Corp.	22,060,303	631,145,269
Oracle Corp.	10,806,035	349,467,172
Red Hat Inc.[a]	565,406	28,586,927
Salesforce.com Inc.[a,b]	394,313	70,514,994

		1,458,321,540
TELECOMMUNICATIONS — 4.15%
AT&T Inc.	16,069,814	589,601,476
CenturyLink Inc.	1,831,420	64,337,785
Cisco Systems Inc.	15,603,107	326,260,967
Corning Inc.	4,310,628	57,460,671
Crown Castle International Corp.[a]	857,935	59,746,594
Frontier Communications Corp.[b]	2,912,282	11,590,882
Harris Corp.	331,382	15,356,242
JDS Uniphase Corp.[a,b]	688,102	9,199,924
Juniper Networks Inc.[a]	1,508,785	27,972,874
MetroPCS Communications Inc.[a]	936,636	10,209,332
Motorola Solutions Inc.	807,605	51,710,948
Sprint Nextel Corp.[a]	8,810,467	54,713,000
Verizon Communications Inc.	8,364,175	411,099,201
Windstream Corp.[b]	1,727,992	13,737,536

		1,702,997,432

Security	Shares	Value

TEXTILES — 0.03%
Cintas Corp.	306,674	$13,533,524

		13,533,524
TOYS, GAMES & HOBBIES — 0.14%
Hasbro Inc.[b]	335,258	14,731,237
Mattel Inc.	1,008,214	44,149,691

		58,880,928
TRANSPORTATION — 1.61%
C.H. Robinson Worldwide Inc.	471,240	28,019,930
CSX Corp.	2,987,116	73,572,667
Expeditors International of Washington Inc.	604,273	21,578,589
FedEx Corp.	855,768	84,036,418
Norfolk Southern Corp.	920,413	70,945,434
Ryder System Inc.	150,648	9,001,218
Union Pacific Corp.	1,373,366	195,581,052
United Parcel Service Inc. Class B	2,092,614	179,755,543

		662,490,851

TOTAL COMMON STOCKS
(Cost: $38,565,757,274)		40,910,716,871

SHORT-TERM INVESTMENTS — 2.64%

MONEY MARKET FUNDS — 2.64%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	781,593,679	781,593,679
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	55,514,372	55,514,372
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	244,728,536	244,728,536

		1,081,836,587

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,081,836,587)		1,081,836,587

8	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE S&P 500 ETF

March 31, 2013

Value

TOTAL INVESTMENTS IN SECURITIES — 102.34%
(Cost: $39,647,593,861)	$41,992,553,458
Other Assets, Less Liabilities — (2.34)%	(961,250,235)

NET ASSETS — 100.00%	$41,031,303,223

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

Financial futures contracts purchased as of March 31, 2013 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)

1,326	E-mini S&P 500 (Jun. 2013)	Chicago Mercantile	$103,607,010	$1,902,624

See notes to financial statements.

SCHEDULES OF INVESTMENTS	9

Schedule of Investments

iSHARES® CORE S&P MID-CAP ETF

March 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.90%

ADVERTISING — 0.20%
Lamar Advertising Co. Class Aa	628,607	$30,556,586

		30,556,586
AEROSPACE & DEFENSE — 1.26%
Alliant Techsystems Inc.	371,908	26,937,296
B/E Aerospace Inc.[a]	1,182,753	71,308,178
Esterline Technologies Corp.[a]	348,758	26,400,981
Exelis Inc.	2,129,966	23,195,330
Triumph Group Inc.	565,743	44,410,826

		192,252,611
AGRICULTURE — 0.10%
Universal Corp.	264,332	14,813,165

		14,813,165
AIRLINES — 0.45%
Alaska Air Group Inc.[a,b]	792,881	50,712,669
JetBlue Airways Corp.[a,b]	2,540,574	17,529,960

		68,242,629
APPAREL — 0.99%
Carter’s Inc.[a,b]	574,731	32,914,844
Deckers Outdoor Corp.[a,b]	389,161	21,672,376
Hanesbrands Inc.[a,b]	1,108,755	50,514,878
Under Armour Inc. Class Aa,b	874,257	44,761,959

		149,864,057
AUTO MANUFACTURERS — 0.28%
Oshkosh Corp.[a]	988,734	42,011,308

		42,011,308
BANKS — 3.64%
Associated Banc-Corp	1,900,923	28,875,020
BancorpSouth Inc.	935,317	15,245,667
Bank of Hawaii Corp.	505,406	25,679,679
Cathay General Bancorp	825,030	16,599,604
City National Corp.	534,818	31,506,128
Commerce Bancshares Inc.	872,332	35,617,316
Cullen/Frost Bankers Inc.	693,331	43,353,987
East West Bancorp Inc.	1,587,850	40,760,109
FirstMerit Corp.	1,244,487	20,571,370
Fulton Financial Corp.	2,241,466	26,225,152

Security	Shares	Value

Hancock Holding Co.	962,653	$29,765,231
International Bancshares Corp.	621,431	12,925,765
Prosperity Bancshares Inc.	504,879	23,926,216
Signature Bank[a,b]	522,850	41,179,666
SVB Financial Group[a]	504,541	35,792,138
Synovus Financial Corp.	6,768,135	18,747,734
TCF Financial Corp.[b]	1,841,260	27,545,250
Trustmark Corp.[b]	759,684	18,999,697
Valley National Bancorp[b]	2,249,686	23,036,785
Webster Financial Corp.	912,087	22,127,231
Westamerica Bancorp[b]	306,900	13,911,777

		552,391,522
BEVERAGES — 0.52%
Green Mountain Coffee Roasters Inc.[a,b]	1,394,260	79,138,198

		79,138,198
BIOTECHNOLOGY — 2.45%
Bio-Rad Laboratories Inc. Class Aa	227,577	28,674,702
Charles River Laboratories International Inc.[a]	545,164	24,134,411
Regeneron Pharmaceuticals Inc.[a,b]	862,648	152,171,107
United Therapeutics Corp.[a,b]	528,123	32,146,847
Vertex Pharmaceuticals Inc.[a]	2,464,046	135,473,249

		372,600,316
BUILDING MATERIALS — 1.24%
Fortune Brands Home & Security Inc.[a]	1,854,132	69,400,161
Lennox International Inc.	516,832	32,813,664
Louisiana-Pacific Corp.[a]	1,572,738	33,971,141
Martin Marietta Materials Inc.	518,819	52,929,914

		189,114,880
CHEMICALS — 2.60%
Albemarle Corp.	1,005,504	62,864,110
Ashland Inc.	828,821	61,581,400
Cabot Corp.	679,732	23,246,835
Cytec Industries Inc.	507,276	37,579,006
Intrepid Potash Inc.	611,220	11,466,487
Minerals Technologies Inc.	396,692	16,466,685
NewMarket Corp.[b]	120,920	31,482,731
Olin Corp.	903,373	22,783,067

10	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE S&P MID-CAP ETF

March 31, 2013

Security	Shares	Value

RPM International Inc.	1,492,784	$47,142,119
Sensient Technologies Corp.	564,546	22,068,103
Valspar Corp. (The)	946,782	58,937,180

		395,617,723
COAL — 0.22%
Alpha Natural Resources Inc.[a,b]	2,482,337	20,379,987
Arch Coal Inc.	2,377,181	12,908,093

		33,288,080
COMMERCIAL SERVICES — 5.38%
Aaron’s Inc.	793,676	22,762,628
Alliance Data Systems Corp.[a,b]	562,623	91,083,037
Brink’s Co. (The)	537,668	15,194,498
Convergys Corp.	1,202,101	20,471,780
CoreLogic Inc.[a]	1,110,311	28,712,642
Corporate Executive Board Co. (The)	378,557	22,016,875
Deluxe Corp.	574,134	23,769,148
DeVry Inc.[b]	639,253	20,296,283
FTI Consulting Inc.[a,b]	461,904	17,395,305
Gartner Inc.[a]	1,056,722	57,496,244
Global Payments Inc.	890,800	44,237,128
HMS Holdings Corp.[a,b]	987,944	26,822,680
Lender Processing Services Inc.	955,673	24,331,435
Manpower Inc.	869,936	49,342,770
Matthews International Corp. Class A	313,406	10,934,735
Monster Worldwide Inc.[a,b]	1,299,100	6,586,437
R.R. Donnelley & Sons Co.[b]	2,039,648	24,577,758
Rent-A-Center Inc.	657,377	24,283,506
Rollins Inc.	745,499	18,302,000
SEI Investments Co.	1,523,185	43,943,887
Service Corp. International	2,389,164	39,970,714
Sotheby’s	769,236	28,777,119
Strayer Education Inc.[b]	128,298	6,207,057
Towers Watson & Co. Class A	638,760	44,278,843
United Rentals Inc.[a]	1,050,867	57,766,159
Valassis Communications Inc.[b]	439,160	13,117,709
WEX Inc.[a,b]	438,975	34,459,538

		817,137,915

Security	Shares	Value

COMPUTERS — 2.34%
Cadence Design Systems Inc.[a]	3,179,271	$44,287,245
Diebold Inc.	711,570	21,574,802
DST Systems Inc.	340,591	24,273,921
Jack Henry & Associates Inc.	971,171	44,877,812
Lexmark International Inc. Class A	714,530	18,863,592
Mentor Graphics Corp.	1,074,359	19,392,180
MICROS Systems Inc.[a,b]	897,906	40,863,702
NCR Corp.[a]	1,846,394	50,886,619
Riverbed Technology Inc.[a]	1,853,854	27,640,963
Synopsys Inc.[a]	1,735,857	62,282,549

		354,943,385
DISTRIBUTION & WHOLESALE — 1.36%
Arrow Electronics Inc.[a]	1,195,693	48,569,050
Ingram Micro Inc. Class Aa	1,702,104	33,497,407
LKQ Corp.[a]	3,370,504	73,342,167
Owens & Minor Inc.	716,383	23,325,430
Watsco Inc.	335,696	28,258,889

		206,992,943
DIVERSIFIED FINANCIAL SERVICES — 2.27%
Affiliated Managers Group Inc.[a]	593,851	91,197,698
CBOE Holdings Inc.	987,481	36,477,548
Eaton Vance Corp. NVS	1,312,026	54,882,047
Federated Investors Inc. Class B	1,065,125	25,211,509
Greenhill & Co. Inc.[b]	290,606	15,512,548
Janus Capital Group Inc.	2,162,134	20,324,060
Raymond James Financial Inc.	1,274,806	58,768,557
Waddell & Reed Financial Inc. Class A	967,232	42,345,417

		344,719,384
ELECTRIC — 3.47%
Alliant Energy Corp.	1,254,921	62,971,936
Black Hills Corp.	501,672	22,093,635
Cleco Corp.	685,457	32,237,043
Great Plains Energy Inc.	1,736,539	40,270,339
Hawaiian Electric Industries Inc.	1,113,066	30,843,059

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Continued)

iSHARES® CORE S&P MID-CAP ETF

March 31, 2013

Security	Shares	Value

IDACORP Inc.	567,711	$27,403,410
MDU Resources Group Inc.	2,128,718	53,196,663
National Fuel Gas Co.	941,576	57,765,687
NV Energy Inc.	2,660,640	53,292,619
OGE Energy Corp.	1,116,624	78,141,347
PNM Resources Inc.	896,896	20,888,708
Westar Energy Inc.	1,436,176	47,652,320

		526,756,766
ELECTRICAL COMPONENTS & EQUIPMENT — 1.99%
Acuity Brands Inc.	485,477	33,667,830
AMETEK Inc.	2,747,525	119,132,684
Energizer Holdings Inc.	700,164	69,827,356
General Cable Corp.[a]	559,038	20,477,562
Hubbell Inc. Class B	603,230	58,579,665

		301,685,097
ELECTRONICS — 2.44%
Avnet Inc.[a]	1,550,436	56,125,783
Gentex Corp.	1,611,871	32,253,539
Itron Inc.[a,b]	444,455	20,622,712
Mettler-Toledo International Inc.[a]	341,885	72,896,720
National Instruments Corp.	1,070,220	35,049,705
Tech Data Corp.[a,b]	429,183	19,575,036
Trimble Navigation Ltd.[a]	2,882,354	86,355,326
Vishay Intertechnology Inc.[a,b]	1,489,400	20,270,734
Woodward Inc.	684,315	27,208,364

		370,357,919
ENGINEERING & CONSTRUCTION — 0.96%
AECOM Technology Corp.[a]	1,185,403	38,881,218
Granite Construction Inc.	399,488	12,719,698
KBR Inc.	1,667,435	53,491,315
URS Corp.	868,793	41,189,476

		146,281,707
ENTERTAINMENT — 0.58%
Bally Technologies Inc.[a,b]	466,270	24,232,052
Cinemark Holdings Inc.	1,152,779	33,937,814
DreamWorks Animation SKG Inc. Class Aa,b	810,998	15,376,522
International Speedway Corp. Class A	289,423	9,458,343
Scientific Games Corp. Class Aa,b	587,385	5,139,619

		88,144,350

Security	Shares	Value

ENVIRONMENTAL CONTROL — 0.67%
Clean Harbors Inc.[a,b]	597,492	$34,708,310
Mine Safety Appliances Co.	350,272	17,380,497
Waste Connections Inc.	1,392,555	50,104,129

		102,192,936
FOOD — 1.94%
Flowers Foods Inc.	1,299,583	42,808,264
Harris Teeter Supermarkets Inc.	556,881	23,784,387
Hillshire Brands Co.	1,388,557	48,807,779
Ingredion Inc.	872,123	63,071,935
Lancaster Colony Corp.	218,626	16,834,202
Post Holdings Inc.[a]	371,863	15,964,079
Smithfield Foods Inc.[a]	1,410,055	37,338,256
SUPERVALU Inc.[b]	2,260,914	11,395,007
Tootsie Roll Industries Inc.[b]	238,937	7,146,592
United Natural Foods Inc.[a,b]	558,166	27,461,767

		294,612,268
FOREST PRODUCTS & PAPER — 0.20%
Domtar Corp.	393,511	30,544,324

		30,544,324
GAS — 1.31%
Atmos Energy Corp.	1,022,273	43,640,834
Questar Corp.	1,983,096	48,248,726
UGI Corp.	1,278,885	49,096,395
Vectren Corp.	930,643	32,963,375
WGL Holdings Inc.	583,121	25,715,636

		199,664,966
HAND & MACHINE TOOLS — 0.84%
Kennametal Inc.	894,240	34,911,130
Lincoln Electric Holdings Inc.	938,270	50,835,468
Regal Beloit Corp.	506,982	41,349,452

		127,096,050
HEALTH CARE — PRODUCTS — 3.32%
Cooper Companies Inc. (The)	545,084	58,803,662
Henry Schein Inc.[a,b]	988,510	91,486,601
Hill-Rom Holdings Inc.	682,642	24,042,651
Hologic Inc.[a,b]	3,028,121	68,435,535
IDEXX Laboratories Inc.a,b	617,737	57,072,721
Masimo Corp.[b]	595,404	11,681,826
ResMed Inc.[b]	1,618,333	75,025,918
Steris Corp.	663,408	27,604,407

12	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE S&P MID-CAP ETF

March 31, 2013

Security	Shares	Value

TECHNE Corp.	392,121	$26,605,410
Teleflex Inc.	462,032	39,046,324
Thoratec Corp.[a]	651,745	24,440,438

		504,245,493
HEALTH CARE — SERVICES — 2.16%
Community Health Systems Inc.	1,039,307	49,252,759
Covance Inc.[a,b]	621,688	46,203,852
Health Management Associates Inc. Class Aa	2,909,706	37,447,916
Health Net Inc.[a]	896,696	25,663,439
LifePoint Hospitals Inc.[a]	531,188	25,741,370
MEDNAX Inc.[a,b]	565,885	50,720,273
Universal Health Services Inc. Class B	1,004,309	64,145,216
WellCare Health Plans Inc.[a]	488,153	28,293,348

		327,468,173
HOLDING COMPANIES — DIVERSIFIED — 0.13%
Apollo Investment Corp.	2,308,464	19,298,759

		19,298,759
HOME BUILDERS — 1.12%
KB Home	908,035	19,767,922
M.D.C. Holdings Inc.	442,083	16,202,342
NVR Inc.[a]	52,990	57,235,029
Thor Industries Inc.	498,166	18,327,527
Toll Brothers Inc.[a]	1,699,695	58,197,557

		169,730,377
HOME FURNISHINGS — 0.22%
Tempur-Pedic International Inc.[a,b]	674,943	33,497,421

		33,497,421
HOUSEHOLD PRODUCTS & WARES — 1.47%
Church & Dwight Co. Inc.	1,558,022	100,694,962
Jarden Corp.[a]	1,251,114	53,610,235
Scotts Miracle-Gro Co. (The) Class A	436,830	18,888,529
Tupperware Brands Corp.	611,349	49,971,667

		223,165,393
INSURANCE — 4.80%
Alleghany Corp.[a]	190,245	75,321,801
American Financial Group Inc.	847,429	40,151,186
Arthur J. Gallagher & Co.	1,420,488	58,680,359
Aspen Insurance Holdings Ltd.[b]	791,541	30,537,652
Brown & Brown Inc.	1,331,065	42,647,323
Everest Re Group Ltd.	576,431	74,855,330

Security	Shares	Value

Fidelity National Financial Inc. Class A	2,424,803	$61,177,780
First American Financial Corp.	1,220,263	31,202,125
Hanover Insurance Group Inc. (The)	502,205	24,949,544
HCC Insurance Holdings Inc.	1,138,540	47,852,836
Kemper Corp.	619,271	20,194,427
Mercury General Corp.	310,068	11,760,879
Old Republic International Corp.	2,736,983	34,787,054
Primerica Inc.	517,368	16,959,323
Protective Life Corp.	884,258	31,656,436
Reinsurance Group of America Inc.	834,372	49,786,977
StanCorp Financial Group Inc.[b]	504,479	21,571,522
W.R. Berkley Corp.	1,242,523	55,130,746

		729,223,300
INTERNET — 1.81%
AOL Inc.[a,b]	859,557	33,084,349
Equinix Inc.[a,b]	551,171	119,223,799
Rackspace Hosting Inc.[a,b]	1,246,143	62,905,299
TIBCO Software Inc.[a]	1,762,257	35,632,836
ValueClick Inc.[a,b]	808,204	23,882,428

		274,728,711
IRON & STEEL — 0.96%
Carpenter Technology Corp.	499,485	24,619,616
Commercial Metals Co.	1,320,533	20,930,448
Reliance Steel & Aluminum Co.	860,743	61,259,079
Steel Dynamics Inc.	2,490,671	39,526,949

		146,336,092
LEISURE TIME — 0.66%
Life Time Fitness Inc.[a,b]	448,649	19,193,204
Polaris Industries Inc.	717,576	66,368,604
WMS Industries Inc.[a,b]	617,931	15,578,041

		101,139,849
MACHINERY — 2.34%
AGCO Corp.	1,095,042	57,073,589
Gardner Denver Inc.	554,553	41,652,476
Graco Inc.	689,274	39,998,570
IDEX Corp.	932,474	49,812,761
Nordson Corp.	640,503	42,241,173
Terex Corp.[a,b]	1,250,084	43,027,891
Wabtec Corp.	540,141	55,153,797
Zebra Technologies Corp. Class Aa	578,436	27,261,689

		356,221,946

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Continued)

iSHARES® CORE S&P MID-CAP ETF

March 31, 2013

Security	Shares	Value

MANUFACTURING — 2.25%
AptarGroup Inc.	749,344	$42,974,878
Carlisle Companies Inc.	715,817	48,525,234
CLARCOR Inc.	561,431	29,407,756
Crane Co.	544,073	30,391,918
Donaldson Co. Inc.	1,525,022	55,190,546
Harsco Corp.	908,857	22,512,388
ITT Corp.	1,047,087	29,768,683
SPX Corp.	529,626	41,819,269
Trinity Industries Inc.	896,829	40,653,259

		341,243,931
MEDIA — 0.93%
AMC Networks Inc. Class Aa	652,730	41,239,481
FactSet Research Systems Inc.[b]	458,566	42,463,212
John Wiley & Sons Inc. Class A	533,546	20,786,952
Meredith Corp.[b]	406,367	15,547,601
New York Times Co. (The) Class Aa,b	1,375,302	13,477,960
Scholastic Corp.	296,737	7,908,041

		141,423,247
METAL FABRICATE & HARDWARE — 0.73%
Timken Co. (The)	898,164	50,818,119
Valmont Industries Inc.	265,305	41,724,518
Worthington Industries Inc.	595,542	18,449,891

		110,992,528
MINING — 0.54%
Compass Minerals International Inc.	375,587	29,633,814
Royal Gold Inc.	733,672	52,112,722

		81,746,536
OFFICE FURNISHINGS — 0.24%
Herman Miller Inc.	664,826	18,395,736
HNI Corp.[b]	508,586	18,049,717

		36,445,453
OIL & GAS — 3.31%
Atwood Oceanics Inc.[a,b]	646,259	33,954,448
Bill Barrett Corp.[a,b]	539,592	10,937,530
Cimarex Energy Co.	974,647	73,527,369
Energen Corp.	816,218	42,451,498
Forest Oil Corp.[a,b]	1,360,161	7,154,447
HollyFrontier Corp.	2,298,774	118,271,922
Northern Oil and Gas Inc.[a,b]	675,859	9,718,852
Patterson-UTI Energy Inc.	1,651,467	39,370,973
Plains Exploration & Production Co.[a]	1,458,519	69,235,897
Quicksilver Resources Inc.[a,b]	1,292,087	2,907,196

Security	Shares	Value

Rosetta Resources Inc.[a,b]	592,743	$28,202,712
SM Energy Co.	746,194	44,189,609
Unit Corp.[a,b]	492,336	22,425,905

		502,348,358
OIL & GAS SERVICES — 2.06%
CARBO Ceramics Inc.[b]	223,011	20,309,612
Dresser-Rand Group Inc.[a]	857,484	52,872,463
Dril-Quip Inc.[a]	413,191	36,017,860
Helix Energy Solutions Group Inc.[a,b]	1,114,274	25,494,589
Oceaneering International Inc.	1,220,725	81,068,347
Oil States International Inc.[a]	620,158	50,586,288
Superior Energy Services Inc.[a]	1,798,068	46,695,826

		313,044,985
PACKAGING & CONTAINERS — 1.37%
Greif Inc. Class A	344,496	18,471,875
Packaging Corp. of America	1,109,349	49,776,490
Rock-Tenn Co. Class A	810,686	75,223,554
Silgan Holdings Inc.	512,653	24,222,854
Sonoco Products Co.	1,139,142	39,858,579

		207,553,352
PHARMACEUTICALS — 0.73%
Endo Health Solutions Inc.[a]	1,290,998	39,711,098
Omnicare Inc.	1,180,025	48,050,618
VCA Antech Inc.[a,b]	998,679	23,458,970

		111,220,686
REAL ESTATE — 0.44%
Alexander & Baldwin Inc.[a]	487,644	17,433,273
Jones Lang LaSalle Inc.	497,546	49,461,048

		66,894,321
REAL ESTATE INVESTMENT TRUSTS — 10.45%
Alexandria Real Estate Equities Inc.[b]	721,706	51,226,692
American Campus Communities Inc.	1,180,558	53,526,500
BioMed Realty Trust Inc.[b]	2,078,144	44,887,910
BRE Properties Inc. Class A	867,682	42,238,760
Camden Property Trust	954,395	65,547,849
Corporate Office Properties Trust	904,735	24,138,330
Corrections Corp. of America	1,129,528	44,130,659
Duke Realty Corp.[b]	3,630,726	61,649,727
Equity One Inc.[b]	695,148	16,662,698
Essex Property Trust Inc.	427,931	64,437,850
Extra Space Storage Inc.	1,162,942	45,668,732
Federal Realty Investment Trust	733,377	79,234,051

14	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE S&P MID-CAP ETF

March 31, 2013

Security	Shares	Value

Highwoods Properties Inc.[b]	907,203	$35,898,023
Home Properties Inc.[b]	582,140	36,919,319
Hospitality Properties Trust	1,557,549	42,739,145
Kilroy Realty Corp.[b]	844,724	44,263,538
Liberty Property Trust[b]	1,349,096	53,626,566
Macerich Co. (The)[b]	1,551,428	99,880,935
Mack-Cali Realty Corp.[b]	943,205	26,985,095
National Retail Properties Inc.[b]	1,306,104	47,241,782
Omega Healthcare Investors Inc.[b]	1,272,800	38,642,208
Potlatch Corp.	458,689	21,035,477
Rayonier Inc.[b]	1,408,226	84,028,845
Realty Income Corp.[b]	2,191,097	99,366,249
Regency Centers Corp.[b]	1,020,494	53,994,337
Senior Housing Properties Trust	2,122,066	56,935,031
SL Green Realty Corp.	1,023,053	88,095,094
Taubman Centers Inc.	712,917	55,365,134
UDR Inc.	2,828,796	68,428,575
Weingarten Realty Investors[b]	1,262,150	39,820,832

		1,586,615,943
RETAIL — 5.86%
Advance Auto Parts Inc.	832,065	68,770,172
Aeropostale Inc.[a,b]	884,604	12,030,614
American Eagle Outfitters Inc.	2,031,544	37,989,873
ANN INC.[a,b]	544,217	15,793,177
Ascena Retail Group Inc.[a]	1,440,449	26,720,329
Barnes & Noble Inc.[a,b]	425,491	6,999,327
Big Lots Inc.[a,b]	657,973	23,206,708
Bob Evans Farms Inc.	314,409	13,400,112
Brinker International Inc.	800,920	30,154,638
Cabela’s Inc.[a,b]	521,439	31,693,062
Cheesecake Factory Inc. (The)	554,073	21,392,758
Chico’s FAS Inc.	1,879,515	31,575,852
Copart Inc.[a]	1,201,814	41,198,184
Dick’s Sporting Goods Inc.	1,106,716	52,347,667
Foot Locker Inc.	1,703,016	58,311,268
Guess? Inc.	695,292	17,264,100
HSN Inc.	419,038	22,988,425
MSC Industrial Direct Co. Inc. Class A	526,946	45,201,428
Office Depot Inc.[a]	3,200,376	12,577,478
Panera Bread Co. Class Aa	317,909	52,531,283
Regis Corp.	636,372	11,575,607
Saks Inc.[a,b]	1,146,850	13,154,369
Signet Jewelers Ltd.[b]	915,480	61,337,160
Tractor Supply Co.	780,932	81,318,449

Security	Shares	Value

Wendy’s Co. (The)	3,175,780	$18,006,673
Williams-Sonoma Inc.	972,790	50,118,141
World Fuel Services Corp.	819,182	32,537,909

		890,194,763
SAVINGS & LOANS — 0.90%
Astoria Financial Corp.	922,617	9,097,004
First Niagara Financial Group Inc.	3,977,704	35,242,457
New York Community Bancorp Inc.	4,966,543	71,269,892
Washington Federal Inc.	1,190,179	20,828,133

		136,437,486
SEMICONDUCTORS — 2.15%
Atmel Corp.[a]	4,964,985	34,556,295
Cree Inc.[a,b]	1,319,841	72,208,501
Cypress Semiconductor Corp.[a]	1,526,472	16,836,986
Fairchild Semiconductor International Inc.[a]	1,429,971	20,219,790
Integrated Device Technology Inc.[a]	1,637,434	12,231,632
International Rectifier Corp.[a,b]	785,899	16,621,764
Intersil Corp. Class A	1,419,528	12,364,089
MEMC Electronic Materials Inc.[a,b]	2,614,066	11,501,890
QLogic Corp.[a]	1,027,863	11,923,211
Rovi Corp.[a]	1,174,541	25,146,923
Semtech Corp.[a]	749,988	26,542,075
Silicon Laboratories Inc.[a]	434,438	17,968,356
Skyworks Solutions Inc.[a]	2,172,821	47,867,247

		325,988,759
SHIPBUILDING — 0.20%
Huntington Ingalls Industries Inc.	560,073	29,868,693

		29,868,693
SOFTWARE — 3.69%
ACI Worldwide Inc.[a,b]	447,515	21,865,583
Acxiom Corp.[a,b]	833,662	17,006,705
Advent Software Inc.[a,b]	361,071	10,099,156
Allscripts Healthcare Solutions Inc.[a]	1,950,965	26,513,614
ANSYS Inc.[a]	1,049,789	85,473,820
Broadridge Financial Solutions Inc.	1,379,990	34,278,952
CommVault Systems Inc.[a,b]	483,781	39,660,366
Compuware Corp.[a]	2,401,305	30,016,313
Concur Technologies Inc.[a,b]	513,571	35,261,785
Fair Isaac Corp.	403,321	18,427,736
Informatica Corp.[a]	1,216,524	41,933,582
ManTech International Corp. Class Ab	267,940	7,199,548
MSCI Inc. Class Aa,b	1,360,718	46,169,162
PTC Inc.[a]	1,355,695	34,556,666

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® CORE S&P MID-CAP ETF

March 31, 2013

Security	Shares	Value

SolarWinds Inc.[a]	693,914	$41,010,317
Solera Holdings Inc.	779,797	45,485,559
VeriFone Systems Inc.[a,b]	1,222,078	25,272,573

		560,231,437
TELECOMMUNICATIONS — 1.48%
ADTRAN Inc.	696,403	13,684,319
Ciena Corp.[a,b]	1,153,293	18,464,221
InterDigital Inc.	464,918	22,237,028
NeuStar Inc. Class Aa,b	744,261	34,630,464
Plantronics Inc.	479,051	21,169,264
Polycom Inc.[a]	1,994,644	22,100,656
RF Micro Devices Inc.[a,b]	3,171,479	16,872,268
Telephone & Data Systems Inc.	1,135,276	23,920,265
Tellabs Inc.	3,783,567	7,907,655
tw telecom inc.[a,b]	1,718,600	43,291,534

		224,277,674
TEXTILES — 0.49%
Mohawk Industries Inc.[a]	657,813	74,411,807

		74,411,807
TRANSPORTATION — 2.88%
Con-way Inc.	636,096	22,396,940
Genesee & Wyoming Inc. Class Aa,b	557,460	51,905,101
J.B. Hunt Transport Services Inc.	1,021,133	76,053,986
Kansas City Southern Industries Inc.	1,243,737	137,930,433
Kirby Corp.[a,b]	639,713	49,129,958
Landstar System Inc.	524,485	29,942,849
Matson Inc.	487,341	11,988,589
Tidewater Inc.[b]	558,667	28,212,683
UTi Worldwide Inc.	1,181,011	17,101,039
Werner Enterprises Inc.	502,444	12,128,998

		436,790,576
TRUCKING & LEASING — 0.18%
GATX Corp.	530,350	27,562,289

		27,562,289
WATER — 0.33%
Aqua America Inc.	1,587,769	49,919,457

		49,919,457

TOTAL COMMON STOCKS (Cost: $12,849,632,078)		15,171,288,880

Security	Shares	Value

SHORT-TERM INVESTMENTS — 8.54%

MONEY MARKET FUNDS — 8.54%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	1,163,431,890	$1,163,431,890
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	82,635,251	82,635,251
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	51,284,339	51,284,339

		1,297,351,480

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,297,351,480)		1,297,351,480

TOTAL INVESTMENTS IN SECURITIES — 108.44% (Cost: $14,146,983,558)		16,468,640,360
Other Assets, Less Liabilities — (8.44)%		(1,281,499,295)

NET ASSETS — 100.00%		$15,187,141,065

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

Financial futures contracts purchased as of March 31, 2013 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
113	E-mini S&P MidCap 400 (Jun. 2013)	Chicago Mercantile	$13,006,300	$420,442

See notes to financial statements.

16	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® CORE S&P SMALL-CAP ETF

March 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.89%

ADVERTISING — 0.06%
Harte-Hanks Inc.	732,680	$5,707,577

		5,707,577
AEROSPACE & DEFENSE — 2.02%
AAR Corp.	677,040	12,450,766
AeroVironment Inc.[a]	326,856	5,925,899
Cubic Corp.	275,083	11,751,546
Curtiss-Wright Corp.	797,577	27,675,922
GenCorp Inc.[a,b]	1,032,147	13,727,555
Kaman Corp.	454,216	16,111,042
Moog Inc. Class Aa	774,370	35,489,377
National Presto Industries Inc.[b]	84,455	6,798,627
Orbital Sciences Corp.[a]	1,024,260	17,094,899
Teledyne Technologies Inc.[a]	637,082	49,972,712

		196,998,345
AGRICULTURE — 0.22%
Alliance One International Inc.[a,b]	1,420,376	5,525,263
Andersons Inc. (The)	298,180	15,958,593

		21,483,856
AIRLINES — 0.38%
Allegiant Travel Co.	262,277	23,284,952
SkyWest Inc.	878,983	14,107,677

		37,392,629
APPAREL — 1.87%
Crocs Inc.a	1,506,202	22,321,914
Iconix Brand Group Inc.[a,b]	1,107,911	28,661,658
K-Swiss Inc. Class Aa	418,462	1,983,510
Maidenform Brands Inc.[a]	400,676	7,023,850
Oxford Industries Inc.	244,381	12,976,631
Perry Ellis International Inc.	204,139	3,713,288
Quiksilver Inc.[a,b]	2,134,342	12,955,456
SKECHERS U.S.A. Inc. Class Aa,b	658,017	13,917,059
Steven Madden Ltd.[a,b]	700,839	30,234,194
True Religion Apparel Inc.	411,098	10,733,769
Wolverine World Wide Inc.	855,699	37,967,365

		182,488,694
AUTO PARTS & EQUIPMENT — 0.58%
Dorman Products Inc.[b]	460,237	17,125,419
Spartan Motors Inc.	538,530	2,859,594
Standard Motor Products Inc.	336,834	9,337,038
Superior Industries International Inc.	399,029	7,453,862

Security	Shares	Value

Titan International Inc.	915,887	$19,306,898

		56,082,811
BANKS — 6.74%
Bank of the Ozarks Inc.	514,664	22,825,348
Banner Corp.	297,355	9,464,810
BBCN Bancorp Inc.	1,343,474	17,545,770
Boston Private Financial Holdings Inc.	1,343,502	13,273,800
City Holding Co.	266,921	10,620,787
Columbia Banking System Inc.	896,140	19,697,157
Community Bank System Inc.	677,031	20,060,428
CVB Financial Corp.	1,510,144	17,019,323
F.N.B. Corp.	2,388,552	28,901,479
First BanCorp (Puerto Rico)[a,b]	1,209,963	7,538,069
First Commonwealth Financial Corp.	1,755,316	13,094,657
First Financial Bancorp	988,478	15,865,072
First Financial Bankshares Inc.[b]	511,131	24,840,967
First Midwest Bancorp Inc.	1,280,963	17,011,189
Glacier Bancorp Inc.	1,228,094	23,309,224
Hanmi Financial Corp.[a,b]	539,343	8,629,488
Home Bancshares Inc.	393,649	14,828,758
Independent Bank Corp. (Massachusetts)	389,779	12,702,898
MB Financial Inc.	934,606	22,589,427
National Penn Bancshares Inc.	2,014,451	21,534,481
NBT Bancorp Inc.	751,249	16,640,165
Old National Bancorp	1,729,162	23,775,977
PacWest Bancorp	548,510	15,967,126
Pinnacle Financial Partners Inc.[a,b]	558,398	13,044,177
PrivateBancorp Inc.	1,018,263	19,255,353
S&T Bancorp Inc.	508,287	9,423,641
Simmons First National Corp. Class A	284,530	7,204,300
Sterling Bancorp	530,486	5,389,738
Susquehanna Bancshares Inc.	3,188,851	39,637,418
Texas Capital Bancshares Inc.[a,b]	696,048	28,155,142
Tompkins Financial Corp.	197,668	8,357,403
TrustCo Bank Corp. NY	1,605,465	8,958,495
UMB Financial Corp.	553,935	27,181,590
Umpqua Holdings Corp.	1,911,214	25,342,698
United Bankshares Inc.	546,997	14,555,590
United Community Banks Inc.[a]	793,882	9,002,622
ViewPoint Financial Group[b]	608,835	12,243,672
Wilshire Bancorp Inc.[a,b]	1,059,861	7,185,858
Wintrust Financial Corp.	630,752	23,363,054

		656,037,151

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

March 31, 2013

Security	Shares	Value

BEVERAGES — 0.24%
Boston Beer Co. Inc. (The) Class Aa,b	144,415	$23,054,411

		23,054,411
BIOTECHNOLOGY — 1.42%
Acorda Therapeutics Inc.[a]	688,051	22,038,274
ArQule Inc.[a,b]	1,011,761	2,620,461
Cambrex Corp.[a,b]	514,478	6,580,174
Cubist Pharmaceuticals Inc.[a,b]	1,108,810	51,914,484
Emergent BioSolutions Inc.[a]	437,498	6,116,222
Enzo Biochem Inc.[a]	575,147	1,449,370
Medicines Co. (The)[a]	920,365	30,758,598
Momenta Pharmaceuticals Inc.[a,b]	779,331	10,396,276
Spectrum Pharmaceuticals Inc.[b]	889,316	6,634,297

		138,508,156
BUILDING MATERIALS — 2.07%
AAON Inc.	320,057	8,830,373
Apogee Enterprises Inc.	485,393	14,052,127
Comfort Systems USA Inc.	637,191	8,978,021
Drew Industries Inc.	321,284	11,665,822
Eagle Materials Inc.	800,892	53,363,434
Gibraltar Industries Inc.[a]	496,846	9,067,440
Griffon Corp.	772,945	9,213,504
Headwaters Inc.[a,b]	1,247,877	13,601,859
NCI Building Systems Inc.[a]	319,422	5,548,360
Quanex Building Products Corp.	632,561	10,184,232
Simpson Manufacturing Co. Inc.	687,324	21,038,988
Texas Industries Inc.[a,b]	355,621	22,443,241
Universal Forest Products Inc.	338,280	13,466,927

		201,454,328
CHEMICALS — 2.22%
A. Schulman Inc.	503,171	15,880,077
American Vanguard Corp.	411,074	12,554,200
Balchem Corp.	505,555	22,214,087
H.B. Fuller Co.	852,568	33,318,357
Hawkins Inc.	158,319	6,324,844
Innophos Holdings Inc.	372,321	20,313,834
Kraton Performance Polymers Inc.[a]	551,845	12,913,173
OM Group Inc.[a,b]	555,456	13,042,107
PolyOne Corp.	1,696,810	41,419,132
Quaker Chemical Corp.	223,019	13,162,581
Stepan Co.	300,920	18,988,052
Zep Inc.	384,451	5,770,610

		215,901,054

Security	Shares	Value

COAL — 0.40%
Cloud Peak Energy Inc.[a,b]	1,039,234	$19,516,815
SunCoke Energy Inc.[a]	1,197,625	19,557,216

		39,074,031
COMMERCIAL SERVICES — 4.96%
ABM Industries Inc.	868,119	19,306,967
American Public Education Inc.[a,b]	303,531	10,590,197
AMN Healthcare Services Inc.[a]	784,189	12,413,712
Arbitron Inc.	457,111	21,424,793
Capella Education Co.[a,b]	192,410	5,991,647
Cardtronics Inc.a	765,392	21,017,664
Career Education Corp.[a,b]	881,199	2,088,442
CDI Corp.	240,898	4,143,446
Chemed Corp.	327,472	26,191,211
Consolidated Graphics Inc.[a,b]	139,715	5,462,856
Corinthian Colleges Inc.[a,b]	1,344,196	2,822,812
CorVel Corp.[a]	102,937	5,094,352
Cross Country Healthcare Inc.[a]	535,779	2,844,986
ExlService Holdings Inc.[a]	443,877	14,594,676
Forrester Research Inc.	248,302	7,858,758
Healthcare Services Group Inc.	1,165,688	29,876,583
Heartland Payment Systems Inc.	630,822	20,798,201
Heidrick & Struggles International Inc.	283,791	4,242,675
Insperity Inc.	378,332	10,733,279
ITT Educational Services Inc.[a,b]	268,097	3,694,377
Kelly Services Inc. Class A	462,833	8,645,720
Korn/Ferry International[a]	828,353	14,794,385
Landauer Inc.	162,973	9,188,418
Lincoln Educational Services Corp.	370,503	2,171,148
Live Nation Entertainment Inc.[a]	2,411,862	29,834,733
MAXIMUS Inc.	582,249	46,562,452
Medifast Inc.[a,b]	234,982	5,385,787
Monro Muffler Brake Inc.[b]	500,776	19,885,815
Navigant Consulting Inc.[a]	865,841	11,377,151
On Assignment Inc.[a,b]	744,622	18,846,383
PAREXEL International Corp.[a,b]	993,166	39,239,989
Resources Connection Inc.	705,867	8,964,511
TeleTech Holdings Inc.[a,b]	378,977	8,038,102
TrueBlue Inc.[a]	689,523	14,576,516
Universal Technical Institute Inc.	368,361	4,652,399
Viad Corp.	345,431	9,554,621

		482,909,764

18	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

March 31, 2013

Security	Shares	Value

COMPUTERS — 2.75%
3D Systems Corp.[a,b]	1,352,542	$43,605,954
Agilysys Inc.[a,b]	244,484	2,430,171
CACI International Inc. Class Aa,b	392,926	22,738,628
CIBER Inc.[a]	1,150,244	5,406,147
Electronics For Imaging Inc.[a]	786,898	19,955,733
iGATE Corp.[a,b]	520,968	9,799,408
Insight Enterprises Inc.[a]	760,923	15,690,232
j2 Global Inc.[b]	738,014	28,937,529
LivePerson Inc.[a,b]	855,979	11,624,195
Manhattan Associates Inc.[a,b]	335,506	24,924,741
Mercury Systems Inc.[a,b]	551,146	4,061,946
MTS Systems Corp.	268,441	15,609,844
NetScout Systems Inc.[a]	610,722	15,005,439
RadiSys Corp.[a,b]	402,836	1,981,953
Super Micro Computer Inc.[a,b]	451,764	5,100,416
Sykes Enterprises Inc.[a]	667,638	10,655,502
Synaptics Inc.[a,b]	549,256	22,349,227
Virtusa Corp.[a,b]	348,624	8,283,306

		268,160,371
COSMETICS & PERSONAL CARE — 0.07%
Inter Parfums Inc.	277,232	6,772,778

		6,772,778
DISTRIBUTION & WHOLESALE — 1.08%
MWI Veterinary Supply Inc.[a,b]	205,454	27,173,346
Pool Corp.	793,123	38,069,904
ScanSource Inc.[a,b]	474,961	13,403,399
United Stationers Inc.	689,007	26,630,121

		105,276,770
DIVERSIFIED FINANCIAL SERVICES — 2.29%
Calamos Asset Management Inc. Class A	345,978	4,072,161
Encore Capital Group Inc.[a,b]	367,402	11,058,800
Financial Engines Inc.[b]	715,980	25,932,796
Higher One Holdings Inc.[a,b]	569,555	5,063,344
Interactive Brokers Group Inc. Class A	695,469	10,369,443
Investment Technology Group Inc.[a]	651,818	7,196,071
MarketAxess Holdings Inc.	638,837	23,828,620
National Financial Partners Corp.a	681,548	15,287,122
Piper Jaffray Companies Inc.a,b	278,645	9,557,523
Portfolio Recovery Associates Inc.[a,b]	288,875	36,664,015

Security	Shares	Value

Stifel Financial Corp.[a,b]	1,001,838	$34,733,723
SWS Group Inc.[a]	488,632	2,956,224
Virtus Investment Partners Inc.[a]	99,302	18,497,976
World Acceptance Corp.[a,b]	210,755	18,097,532

		223,315,350
ELECTRIC — 1.97%
ALLETE Inc.	606,307	29,721,169
Avista Corp.	1,022,877	28,026,830
CH Energy Group Inc.	256,732	16,787,705
El Paso Electric Co.	688,230	23,158,940
NorthWestern Corp.	635,385	25,326,446
UIL Holdings Corp.	869,764	34,433,957
UNS Energy Corp.	707,096	34,605,278

		192,060,325
ELECTRICAL COMPONENTS & EQUIPMENT — 1.38%
Advanced Energy Industries Inc.[a,b]	601,368	11,005,034
Belden Inc.	759,886	39,248,112
Encore Wire Corp.	319,131	11,175,968
EnerSys Inc.[a]	816,825	37,230,883
Littelfuse Inc.	375,746	25,494,366
Powell Industries Inc.[a]	156,082	8,205,231
Vicor Corp.[a]	337,162	1,675,695

		134,035,289
ELECTRONICS — 4.15%
American Science and Engineering Inc.	140,388	8,562,264
Analogic Corp.	209,646	16,566,227
Badger Meter Inc.	244,439	13,082,375
Bel Fuse Inc. Class B	185,528	2,896,092
Benchmark Electronics Inc.[a]	942,357	16,981,273
Brady Corp. Class A	788,217	26,428,916
Checkpoint Systems Inc.[a,b]	696,706	9,098,980
Coherent Inc.	412,328	23,395,491
CTS Corp.	577,340	6,027,430
Cymer Inc.[a,b]	536,967	51,602,529
Daktronics Inc.	638,822	6,707,631
Electro Scientific Industries Inc.	430,851	4,760,904
ESCO Technologies Inc.	451,047	18,429,780
FARO Technologies Inc.[a]	290,148	12,589,522
FEI Co.[b]	658,178	42,485,390

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

March 31, 2013

Security	Shares	Value

II-VI Inc.[a]	923,602	$15,738,178
Measurement Specialties Inc.[a,b]	262,068	10,422,444
Methode Electronics Inc.	600,283	7,731,645
Newport Corp.[a]	653,219	11,052,465
OSI Systems Inc.[a]	321,952	20,054,390
Park Electrochemical Corp.	330,224	8,367,876
Plexus Corp.[a]	593,477	14,427,426
Rofin-Sinar Technologies Inc.[a]	480,260	13,010,243
Rogers Corp.[a,b]	290,539	13,835,467
TTM Technologies Inc.[a]	893,326	6,789,278
Watts Water Technologies Inc. Class A	481,849	23,123,934

		404,168,150
ENGINEERING & CONSTRUCTION — 1.01%
Aegion Corp.[a,b]	662,968	15,347,709
Dycom Industries Inc.[a,b]	561,917	11,064,146
EMCOR Group Inc.	1,144,149	48,500,476
Engility Holdings Inc.[a,b]	284,468	6,821,543
Exponent Inc.	223,940	12,079,324
Orion Marine Group Inc.[a,b]	464,875	4,620,857

		98,434,055
ENTERTAINMENT — 0.64%
Marriott Vacations Worldwide Corp.[a]	499,639	21,439,510
Multimedia Games Holding Co. Inc.[a]	484,213	10,105,525
Pinnacle Entertainment Inc.[a,b]	996,376	14,567,017
SHFL Entertainment Inc.[a]	963,381	15,963,223

		62,075,275
ENVIRONMENTAL CONTROL — 0.89%
Calgon Carbon Corp.[a,b]	921,024	16,670,534
Darling International Inc.[a]	2,012,315	36,141,177
Tetra Tech Inc.[a]	1,101,838	33,595,041

		86,406,752
FOOD — 2.19%
B&G Foods Inc. Class A	904,577	27,580,553
Cal-Maine Foods Inc.	237,429	10,104,978
Calavo Growers Inc.[b]	216,263	6,224,049
Diamond Foods Inc.[a,b]	374,389	6,312,199
Hain Celestial Group Inc.[a,b]	793,527	48,468,629
J&J Snack Foods Corp.	253,605	19,499,689
Nash-Finch Co.	211,447	4,140,132
Sanderson Farms Inc.	342,165	18,689,052
Seneca Foods Corp. Class Aa,b	134,336	4,435,775

Security	Shares	Value

Snyders-Lance Inc.	823,613	$20,804,464
Spartan Stores Inc.	373,902	6,561,980
TreeHouse Foods Inc.[a]	618,380	40,287,457

		213,108,957
FOREST PRODUCTS & PAPER — 1.30%
Buckeye Technologies Inc.	665,877	19,943,016
Clearwater Paper Corp.[a,b]	392,756	20,694,314
Deltic Timber Corp.	186,772	12,834,972
KapStone Paper and Packaging Corp.	660,797	18,370,156
Neenah Paper Inc.	273,234	8,404,678
P.H. Glatfelter Co.	730,756	17,085,075
Schweitzer-Mauduit International Inc.	534,201	20,689,605
Wausau Paper Corp.	791,419	8,531,497

		126,553,313
GAS — 1.83%
Laclede Group Inc. (The)[b]	358,156	15,293,261
New Jersey Resources Corp.	714,363	32,039,181
Northwest Natural Gas Co.	460,278	20,169,382
Piedmont Natural Gas Co.	1,296,131	42,616,787
South Jersey Industries Inc.	541,876	30,122,887
Southwest Gas Corp.	790,891	37,535,687

		177,777,185
HAND & MACHINE TOOLS — 0.23%
Franklin Electric Co. Inc.	667,116	22,395,084

		22,395,084
HEALTH CARE — PRODUCTS — 3.04%
Abaxis Inc.	355,433	16,819,090
ABIOMED Inc.[a,b]	597,956	11,163,838
Affymetrix Inc.[a,b]	1,207,318	5,698,541
Cantel Medical Corp.	368,463	11,075,998
CONMED Corp.	479,313	16,325,401
CryoLife Inc.	431,831	2,595,304
Cyberonics Inc.[a,b]	405,863	18,998,447
Greatbatch Inc.[a,b]	405,008	12,097,589
Haemonetics Corp.[a,b]	882,209	36,752,827
Hanger Inc.[a,b]	586,659	18,497,358
ICU Medical Inc.a,b	217,158	12,801,464
Integra LifeSciences Holdings Corp.[a]	345,113	13,462,858
Invacare Corp.	494,663	6,455,352
Luminex Corp.[a,b]	646,761	10,684,492
Meridian Bioscience Inc.[b]	708,916	16,177,463

20	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

March 31, 2013

Security	Shares	Value

Merit Medical Systems Inc.[a]	684,914	$8,397,046
Natus Medical Inc.[a]	516,484	6,941,545
NuVasive Inc.[a]	749,470	15,971,206
Palomar Medical Technologies Inc.[a,b]	307,787	4,152,047
SurModics Inc.[a]	208,704	5,687,184
Symmetry Medical Inc.[a]	634,592	7,266,078
West Pharmaceutical Services Inc.	587,187	38,131,924

		296,153,052
HEALTH CARE — SERVICES — 1.99%
Air Methods Corp.	596,939	28,796,337
Almost Family Inc.[b]	141,637	2,893,644
Amedisys Inc.[a,b]	529,615	5,889,319
AmSurg Corp.[a]	545,350	18,345,574
Bio-Reference Laboratories Inc.[a,b]	417,623	10,849,845
Centene Corp.[a,b]	894,016	39,372,465
Ensign Group Inc. (The)	300,242	10,028,083
Gentiva Health Services Inc.[a,b]	491,038	5,313,031
Healthways Inc.[a]	580,514	7,111,296
IPC The Hospitalist Co. Inc.[a,b]	285,282	12,689,343
Kindred Healthcare Inc.[a,b]	912,436	9,607,951
LHC Group Inc.[a,b]	252,642	5,429,277
Magellan Health Services Inc.[a]	461,552	21,956,029
Molina Healthcare Inc.[a]	493,292	15,227,924

		193,510,118
HOLDING COMPANIES — DIVERSIFIED — 0.38%
Prospect Capital Corp.	3,352,804	36,579,092

		36,579,092
HOME BUILDERS — 0.95%
M/I Homes Inc.[a,b]	405,415	9,912,397
Meritage Homes Corp.[a]	532,964	24,974,693
Ryland Group Inc. (The)	741,050	30,842,501
Standard-Pacific Corp.[a]	1,897,165	16,391,505
Winnebago Industries Inc.[a,b]	478,175	9,869,532

		91,990,628
HOME FURNISHINGS — 0.67%
DTS Inc.[a,b]	320,033	5,322,149
Ethan Allen Interiors Inc.	443,202	14,590,210
La-Z-Boy Inc.	897,529	16,936,372
Select Comfort Corp.[a,b]	952,791	18,836,678
Universal Electronics Inc.[a]	259,771	6,039,676
VOXX International Corp.[a,b]	330,850	3,543,403

		65,268,488

Security	Shares	Value

HOUSEHOLD PRODUCTS & WARES — 0.77%
American Greetings Corp. Class Ab	544,800	$8,771,280
Blyth Inc.[b]	195,183	3,388,377
Central Garden & Pet Co. Class Aa	710,982	5,844,272
Helen of Troy Ltd.[a]	542,104	20,795,110
Prestige Brands Holdings Inc.[a]	870,047	22,351,507
WD-40 Co.	250,146	13,700,496

		74,851,042
HOUSEWARES — 0.47%
Toro Co. (The)	995,961	45,854,044

		45,854,044
INSURANCE — 2.09%
Amerisafe Inc.	311,208	11,060,332
eHealth Inc.[a,b]	346,152	6,189,198
Employers Holdings Inc.	424,707	9,959,379
Horace Mann Educators Corp.	677,977	14,135,820
Infinity Property and Casualty Corp.	199,179	11,193,860
Meadowbrook Insurance Group Inc.	803,657	5,665,782
Navigators Group Inc. (The)[a]	179,481	10,544,509
ProAssurance Corp.	1,052,588	49,818,990
RLI Corp.	290,389	20,864,450
Safety Insurance Group Inc.	217,573	10,693,713
Selective Insurance Group Inc.	945,041	22,690,434
Stewart Information Services Corp.	353,365	9,000,207
Tower Group International Ltd.[b]	670,343	12,367,828
United Fire Group Inc.	373,651	9,516,891

		203,701,393
INTERNET — 2.07%
Blucora Inc.[a,b]	696,582	10,783,089
Blue Nile Inc.[a,b]	213,728	7,362,930
comScore Inc.[a,b]	554,807	9,309,661
Dealertrack Technologies Inc.[a,b]	735,131	21,598,149
Dice Holdings Inc.[a,b]	837,934	8,488,271
HealthStream Inc.[a,b]	339,984	7,799,233
Liquidity Services Inc.[a,b]	422,421	12,592,370
NIC Inc.	1,006,929	19,292,760
NutriSystem Inc.	491,207	4,165,435
OpenTable Inc.[a,b]	391,107	24,631,919
PCTEL Inc.	300,231	2,131,640
Perficient Inc.[a,b]	570,916	6,656,881
QuinStreet Inc.[a,b]	444,314	2,652,555
Sourcefire Inc.[a,b]	523,526	31,008,445

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

March 31, 2013

Security	Shares	Value

Stamps.com Inc.[a,b]	240,016	$5,993,199
United Online Inc.	1,570,451	9,469,819
Vasco Data Security International Inc.[a,b]	494,747	4,175,665
Websense Inc.[a,b]	626,757	9,401,355
XO Group Inc.[a]	424,683	4,246,830

		201,760,206
IRON & STEEL — 0.08%
AK Steel Holding Corp.[b]	2,322,175	7,686,399

		7,686,399
LEISURE TIME — 0.87%
Arctic Cat Inc.[a,b]	224,681	9,818,560
Brunswick Corp.	1,540,293	52,708,826
Callaway Golf Co.	1,212,376	8,025,929
Interval Leisure Group Inc.	661,205	14,374,597

		84,927,912
LODGING — 0.14%
Boyd Gaming Corp.[a,b]	955,752	7,904,069
Marcus Corp.	322,577	4,028,987
Monarch Casino & Resort Inc.[a,b]	164,685	1,602,385

		13,535,441
MACHINERY — 1.70%
Albany International Corp. Class A	493,926	14,274,461
Applied Industrial Technologies Inc.	719,106	32,359,770
Astec Industries Inc.	358,617	12,526,492
Briggs & Stratton Corp.[b]	818,946	20,309,861
Cognex Corp.	685,000	28,872,750
Gerber Scientific Inc. Escrow[a,c]	349,019	3,490
Intermec Inc.[a,b]	957,706	9,414,250
Intevac Inc.[a,b]	412,513	1,947,061
iRobot Corp.[a,b]	447,655	11,486,827
Lindsay Corp.	218,308	19,250,400
Tennant Co.	316,625	15,375,310

		165,820,672
MANUFACTURING — 2.94%
A.O. Smith Corp.	663,843	48,838,930
Actuant Corp. Class A	1,246,112	38,155,949
AZZ Inc.	434,079	20,922,608
Barnes Group Inc.	806,843	23,341,968
EnPro Industries Inc.[a,b]	355,160	18,173,537
Federal Signal Corp.[a]	1,066,126	8,678,266
Hillenbrand Inc.	1,069,622	27,040,044

Security	Shares	Value

John Bean Technologies Corp.	495,665	$10,285,049
Koppers Holdings Inc.	353,203	15,533,868
LSB Industries Inc.[a,b]	321,731	11,189,804
Lydall Inc.a,b	292,702	4,492,976
Movado Group Inc.	301,545	10,107,788
Myers Industries Inc.	529,684	7,394,389
Standex International Corp.	216,660	11,963,965
STR Holdings Inc.a	669,894	1,453,670
Sturm, Ruger & Co. Inc.[b]	329,021	16,691,235
Tredegar Corp.	409,675	12,060,832

		286,324,878
MEDIA — 0.10%
Digital Generation Inc.[a,b]	442,739	2,846,812
Dolan Co. (The)[a]	497,961	1,190,127
E.W. Scripps Co. (The) Class Aa	490,469	5,900,342

		9,937,281
METAL FABRICATE & HARDWARE — 0.92%
A.M. Castle & Co.[a,b]	284,477	4,978,348
CIRCOR International Inc.	299,419	12,725,308
Haynes International Inc.	210,513	11,641,369
Kaydon Corp.	549,898	14,066,391
Mueller Industries Inc.	479,787	25,567,849
Olympic Steel Inc.	156,279	3,735,068
RTI International Metals Inc.[a,b]	520,989	16,510,141

		89,224,474
MINING — 0.92%
AMCOL International Corp.[b]	432,560	13,058,987
Century Aluminum Co.[a,b]	875,791	6,778,622
Globe Specialty Metals Inc.	1,095,726	15,252,506
Kaiser Aluminum Corp.	286,920	18,549,378
Materion Corp.	351,292	10,011,822
Stillwater Mining Co.[a,b]	2,010,367	25,994,045

		89,645,360
OFFICE FURNISHINGS — 0.19%
Interface Inc.	979,859	18,832,890

		18,832,890
OIL & GAS — 1.72%
Approach Resources Inc.[a,b]	568,059	13,979,932
Carrizo Oil & Gas Inc.[a,b]	624,975	16,105,606
Comstock Resources Inc.[a,b]	768,049	12,480,796

22	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

March 31, 2013

Security	Shares	Value

Contango Oil & Gas Co.	217,448	$8,717,491
Gulfport Energy Corp.[a,b]	1,163,263	53,312,343
PDC Energy Inc.[a,b]	517,623	25,658,572
Penn Virginia Corp.[b]	956,639	3,864,822
PetroQuest Energy Inc.[a,b]	978,632	4,345,126
Stone Energy Corp.[a,b]	841,383	18,300,080
Swift Energy Co.[a,b]	735,431	10,891,733

		167,656,501
OIL & GAS SERVICES — 2.19%
Basic Energy Services Inc.[a,b]	464,910	6,355,320
C&J Energy Services Inc.[a,b]	767,699	17,580,307
Exterran Holdings Inc.[a,b]	1,108,761	29,936,547
Geospace Technologies Corp.[a]	218,802	23,613,112
Gulf Island Fabrication Inc.	249,695	5,258,577
Hornbeck Offshore Services Inc.[a,b]	545,795	25,357,636
ION Geophysical Corp.[a,b]	2,058,669	14,019,536
Lufkin Industries Inc.	576,195	38,253,586
Matrix Service Co.[a]	443,524	6,608,507
Pioneer Energy Services Corp.[a]	1,066,406	8,797,849
SEACOR Holdings Inc.	322,890	23,790,535
TETRA Technologies Inc.[a]	1,334,912	13,696,197

		213,267,709
PHARMACEUTICALS — 2.01%
Akorn Inc.[a,b]	1,166,559	16,133,511
Align Technology Inc.[a,b]	1,229,330	41,194,848
Hi-Tech Pharmacal Co. Inc.	189,690	6,280,636
Neogen Corp.[a,b]	384,305	19,049,999
PharMerica Corp.[a,b]	503,958	7,055,412
Questcor Pharmaceuticals Inc.[b]	1,001,554	32,590,567
Salix Pharmaceuticals Ltd.[a]	887,855	45,440,419
ViroPharma Inc.[a,b]	1,114,336	28,036,694

		195,782,086
REAL ESTATE — 0.25%
Forestar Group Inc.[a,b]	593,671	12,977,648
HFF Inc. Class A	556,241	11,085,883

		24,063,531
REAL ESTATE INVESTMENT TRUSTS — 7.94%
Acadia Realty Trust	911,955	25,324,990
Cedar Realty Trust Inc.[b]	943,025	5,761,883
Colonial Properties Trust[b]	1,420,580	32,119,314
Cousins Properties Inc.	1,545,593	16,522,389
DiamondRock Hospitality Co.	3,336,294	31,060,897
EastGroup Properties Inc.	509,994	29,681,651
Entertainment Properties Trust[b]	799,791	41,629,122

Security	Shares	Value

Franklin Street Properties Corp.[b]	1,231,599	$18,005,977
GEO Group Inc. (The)	1,220,003	45,896,513
Getty Realty Corp.[b]	456,882	9,233,585
Government Properties Income Trust[b]	935,270	24,064,497
Healthcare Realty Trust Inc.	1,517,730	43,088,355
Inland Real Estate Corp.[b]	1,336,746	13,487,767
Kite Realty Group Trust	1,250,099	8,425,667
LaSalle Hotel Properties[b]	1,632,031	41,420,947
Lexington Realty Trust[b]	3,065,561	36,173,620
LTC Properties Inc.	522,382	21,276,619
Medical Properties Trust Inc.[b]	2,529,632	40,575,297
Mid-America Apartment Communities Inc.[b]	723,401	49,958,073
Parkway Properties Inc.[b]	685,315	12,712,593
Pennsylvania Real Estate Investment Trust	902,706	17,503,469
Post Properties Inc.	932,003	43,897,341
PS Business Parks Inc.[b]	307,956	24,303,888
Sabra Healthcare REIT Inc.	632,141	18,338,411
Saul Centers Inc.	219,147	9,585,490
Sovran Self Storage Inc.	520,427	33,562,337
Tanger Factory Outlet Centers Inc.	1,605,769	58,096,723
Universal Health Realty Income Trust	206,240	11,902,110
Urstadt Biddle Properties Inc. Class Ab	438,130	9,533,709

		773,143,234
RETAIL — 8.08%
Big 5 Sporting Goods Corp.	286,851	4,477,744
Biglari Holdings Inc.[a,b]	20,508	7,653,381
BJ’s Restaurants Inc.[a,b]	422,925	14,074,944
Brown Shoe Co. Inc.	694,131	11,106,096
Buckle Inc. (The)[b]	466,965	21,783,917
Buffalo Wild Wings Inc.[a,b]	318,327	27,863,162
Casey’s General Stores Inc.	654,437	38,153,677
Cash America International Inc.	492,373	25,834,811
Cato Corp. (The) Class A	461,663	11,144,545
CEC Entertainment Inc.	286,905	9,396,139
Children’s Place Retail Stores Inc. (The)[a]	404,017	18,108,042
Christopher & Banks Corp.[a]	635,342	4,085,249
Coinstar Inc.[a,b]	476,841	27,857,051
Coldwater Creek Inc.[a,b]	321,890	1,017,172
Cracker Barrel Old Country Store Inc.	405,925	32,819,036
DineEquity Inc.	275,857	18,976,203
EZCORP Inc. Class A NVS[a,b]	812,808	17,312,810
Fifth & Pacific Companies Inc.[a]	2,046,944	38,646,303
Finish Line Inc. (The) Class A	848,610	16,624,270
First Cash Financial Services Inc.[a,b]	459,408	26,801,863
Fred’s Inc. Class A	575,902	7,878,339

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

March 31, 2013

Security	Shares	Value

Genesco Inc.[a,b]	412,546	$24,789,889
Group 1 Automotive Inc.	366,006	21,985,981
Haverty Furniture Companies Inc.	332,972	6,845,904
Hibbett Sports Inc.[a,b]	440,519	24,788,004
Hot Topic Inc.	725,530	10,070,356
Jack in the Box Inc.[a]	742,453	25,681,449
Jos. A. Bank Clothiers Inc.[a,b]	478,617	19,096,818
Kirkland’s Inc.[a]	264,879	3,035,513
Lithia Motors Inc. Class A	360,701	17,126,084
Lumber Liquidators Holdings Inc.[a]	464,091	32,588,470
MarineMax Inc.[a,b]	410,128	5,573,640
Men’s Wearhouse Inc. (The)	816,912	27,301,199
OfficeMax Inc.[b]	1,488,645	17,283,169
Papa John’s International Inc.[a]	287,785	17,790,869
Pep Boys — Manny, Moe & Jack (The)[a]	912,307	10,756,100
PetMed Express Inc.	341,929	4,586,978
Red Robin Gourmet Burgers Inc.[a,b]	217,414	9,914,078
Ruby Tuesday Inc.[a,b]	999,776	7,368,349
rue21 Inc.[a,b]	268,492	7,890,980
Ruth’s Hospitality Group Inc.[a,b]	608,140	5,801,656
Sonic Automotive Inc. Class A	624,014	13,828,150
Sonic Corp.[a,b]	891,485	11,482,327
Stage Stores Inc.	543,776	14,072,923
Stein Mart Inc.	477,019	3,997,419
Texas Roadhouse Inc.	982,488	19,836,433
Tuesday Morning Corp.[a,b]	735,924	5,710,770
Vitamin Shoppe Inc.[a,b]	515,181	25,166,592
Zale Corp.[a]	448,420	1,762,291
Zumiez Inc.[a,b]	380,756	8,719,312

		786,466,457
SAVINGS & LOANS — 0.69%
Bank Mutual Corp.	744,566	4,117,450
Brookline Bancorp Inc.	1,208,945	11,049,757
Dime Community Bancshares Inc.	497,374	7,142,291
Northwest Bancshares Inc.	1,600,631	20,312,007
Oritani Financial Corp.	665,367	10,306,535
Provident Financial Services Inc.	932,203	14,234,740

		67,162,780

Security	Shares	Value

SEMICONDUCTORS — 3.74%
ATMI Inc.[a]	545,081	$12,226,167
Brooks Automation Inc.	1,131,276	11,516,390
Cabot Microelectronics Corp.[a]	399,368	13,878,038
CEVA Inc.[a]	383,086	5,976,142
Cirrus Logic Inc.[a,b]	1,100,102	25,027,320
Cohu Inc.	393,380	3,682,037
Diodes Inc.[a]	613,573	12,872,761
DSP Group Inc.[a]	382,127	3,083,765
Entropic Communications Inc.[a,b]	1,534,401	6,245,012
Exar Corp.[a]	794,575	8,343,037
GT Advanced Technologies Inc.[a,b]	2,027,374	6,670,060
Hittite Microwave Corp.[a,b]	462,156	27,988,167
Kopin Corp.[a,b]	1,065,785	3,943,404
Kulicke and Soffa Industries Inc.[a]	1,283,164	14,833,376
Micrel Inc.	803,545	8,445,258
Microsemi Corp.[a]	1,558,604	36,112,855
MKS Instruments Inc.	898,313	24,434,114
Monolithic Power Systems Inc.[b]	556,372	13,558,786
Nanometrics Inc.[a,b]	366,572	5,289,634
Pericom Semiconductor Corp.[a]	370,380	2,522,288
Power Integrations Inc.	491,858	21,351,556
Rubicon Technology Inc.[a,b]	296,576	1,957,402
Rudolph Technologies Inc.[a,b]	554,469	6,531,645
Sigma Designs Inc.[a,b]	570,829	2,779,937
Supertex Inc.	179,064	3,977,011
Tessera Technologies Inc.	893,880	16,760,250
TriQuint Semiconductor Inc.[a,b]	2,741,824	13,846,211
Ultratech Inc.[a]	465,116	18,386,035
Veeco Instruments Inc.[a,b]	668,811	25,635,526
Volterra Semiconductor Corp.[a,b]	427,835	6,075,257

		363,949,441
SOFTWARE — 2.98%
Avid Technology Inc.[a,b]	524,573	3,289,073
Blackbaud Inc.	781,548	23,157,267
Bottomline Technologies Inc.[a,b]	643,494	18,346,014
Computer Programs and Systems Inc.	177,046	9,579,959
CSG Systems International Inc.[a,b]	574,247	12,168,294
Digi International Inc.[a]	449,544	4,014,428
Digital River Inc.[a]	607,413	8,588,820
Ebix Inc.[b]	549,769	8,917,253

24	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

March 31, 2013

Security	Shares	Value

EPIQ Systems Inc.	552,501	$7,751,589
Interactive Intelligence Group Inc.[a,b]	253,418	11,239,088
Medidata Solutions Inc.[a,b]	381,673	22,129,401
MicroStrategy Inc. Class Aa	152,648	15,429,660
Monotype Imaging Holdings Inc.[b]	637,542	15,141,622
Omnicell Inc.[a]	569,380	10,749,894
Progress Software Corp.[a]	987,270	22,490,011
Quality Systems Inc.	683,895	12,501,601
Synchronoss Technologies Inc.[a,b]	463,721	14,389,263
SYNNEX Corp.[a,b]	452,448	16,740,576
Take-Two Interactive Software Inc.[a]	1,561,946	25,225,428
Tyler Technologies Inc.[a]	461,079	28,245,699

		290,094,940
STORAGE & WAREHOUSING — 0.20%
Mobile Mini Inc.[a,b]	653,899	19,244,248

		19,244,248
TELECOMMUNICATIONS — 2.31%
Anixter International Inc.	458,449	32,054,754
ARRIS Group Inc.[a]	1,950,902	33,496,987
Atlantic Tele-Network Inc.	161,348	7,826,992
Black Box Corp.	282,659	6,164,793
Cbeyond Inc.[a]	495,823	3,683,965
Cincinnati Bell Inc.[a,b]	3,471,220	11,316,177
Comtech Telecommunications Corp.	297,366	7,220,046
General Communication Inc. Class Aa,b	561,194	5,146,149
Harmonic Inc.[a]	1,962,597	11,363,437
Ixiaa,[b]	909,324	19,677,771
LogMeIn Inc.[a,b]	381,005	7,322,916
Lumos Networks Corp.	255,552	3,444,841
NETGEAR Inc.[a,b]	655,760	21,974,518
NTELOS Holdings Corp.	258,846	3,315,817
Oplink Communications Inc.[a,b]	327,873	5,377,117
Procera Networks Inc.[a,b]	350,531	4,167,814
Symmetricom Inc.[a]	698,802	3,172,561
USA Mobility Inc.	376,677	4,998,504
ViaSat Inc.[a,b]	692,263	33,533,220

		225,258,379
TEXTILES — 0.39%
G&K Services Inc. Class A	328,095	14,931,604
UniFirst Corp.	255,946	23,163,113

		38,094,717

Security	Shares	Value

TOYS, GAMES & HOBBIES — 0.04%
JAKKS Pacific Inc.[b]	357,748	$3,752,777

		3,752,777
TRANSPORTATION — 1.91%
Arkansas Best Corp.	411,482	4,806,110
Atlas Air Worldwide Holdings Inc.[a]	451,627	18,408,316
Bristow Group Inc.	616,738	40,667,704
ERA Group Inc.[a]	339,415	7,127,715
Forward Air Corp.	505,662	18,856,136
Heartland Express Inc.	779,242	10,395,088
Hub Group Inc. Class Aa,b	604,383	23,244,570
Knight Transportation Inc.	1,009,541	16,253,610
Old Dominion Freight Line Inc.[a]	1,206,929	46,104,688

		185,863,937
WATER — 0.19%
American States Water Co.	328,989	18,939,897

		18,939,897

TOTAL COMMON STOCKS (Cost: $8,695,232,645)		9,725,976,465

SHORT-TERM INVESTMENTS — 14.43%

MONEY MARKET FUNDS — 14.43%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[d,e,f]	1,283,721,073	1,283,721,073
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[d,e,f]	91,179,049	91,179,049
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[d,e]	30,495,900	30,495,900

		1,405,396,022

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,405,396,022)		1,405,396,022

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

March 31, 2013

Value

TOTAL INVESTMENTS IN SECURITIES — 114.32%
(Cost: $10,100,628,667)	$11,131,372,487
Other Assets, Less Liabilities — (14.32)%	(1,394,108,019)

NET ASSETS — 100.00%	$9,737,264,468

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

26	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.81%

ADVERTISING — 0.15%
Harte-Hanks Inc.	1,682	$13,103
Interpublic Group of Companies Inc. (The)	15,359	200,128
Lamar Advertising Co. Class Aa	2,148	104,414
Omnicom Group Inc.	9,942	585,584

		903,229
AEROSPACE & DEFENSE — 1.67%
AAR Corp.	1,483	27,272
AeroVironment Inc.[a,b]	688	12,473
Alliant Techsystems Inc.	1,199	86,844
B/E Aerospace Inc.[a]	4,033	243,150
Boeing Co. (The)	25,684	2,204,971
Cubic Corp.	664	28,366
Curtiss-Wright Corp.	1,842	63,917
Esterline Technologies Corp.[a,b]	1,145	86,676
Exelis Inc.	7,246	78,909
GenCorp Inc.[a,b]	2,217	29,486
General Dynamics Corp.	12,497	881,163
Kaman Corp.	978	34,690
L-3 Communications Holdings Inc.	3,398	274,966
Lockheed Martin Corp.	10,084	973,308
Moog Inc. Class Aa,b	1,691	77,499
National Presto Industries Inc.[b]	171	13,766
Northrop Grumman Corp.	8,998	631,210
Orbital Sciences Corp.[a,b]	2,168	36,184
Raytheon Co.	12,285	722,235
Rockwell Collins Inc.	5,150	325,068
Teledyne Technologies Inc.[a]	1,475	115,699
Triumph Group Inc.	1,866	146,481
United Technologies Corp.	31,868	2,977,427

		10,071,760
AGRICULTURE — 1.74%
Alliance One International Inc.[a,b]	3,325	12,934
Altria Group Inc.	75,909	2,610,511
Andersons Inc. (The)	675	36,126
Archer-Daniels-Midland Co.	24,886	839,405
Lorillard Inc.	14,337	578,498
Philip Morris International Inc.	62,264	5,772,495
Reynolds American Inc.	12,204	542,956
Universal Corp.	858	48,082

		10,441,007

Security	Shares	Value

AIRLINES — 0.12%
Alaska Air Group Inc.[a,b]	2,684	$171,669
Allegiant Travel Co.	612	54,333
JetBlue Airways Corp.[a,b]	8,693	59,982
SkyWest Inc.	1,872	30,045
Southwest Airlines Co.	27,887	375,917

		691,946
APPAREL — 0.66%
Carter’s Inc.[a]	1,880	107,668
Coach Inc.	10,685	534,143
Crocs Inc.[a]	3,340	49,499
Deckers Outdoor Corp.[a,b]	1,336	74,402
Hanesbrands Inc.[a,b]	3,730	169,939
Iconix Brand Group Inc.[a,b]	2,246	58,104
K-Swiss Inc. Class Aa,b	1,037	4,915
Maidenform Brands Inc.[a,b]	857	15,023
Nike Inc. Class B	27,346	1,613,687
Oxford Industries Inc.	510	27,081
Perry Ellis International Inc.	485	8,822
Quiksilver Inc.[a,b]	4,675	28,377
Ralph Lauren Corp.	2,321	392,969
SKECHERS U.S.A. Inc. Class Aa	1,376	29,102
Steven Madden Ltd.[a,b]	1,514	65,314
True Religion Apparel Inc.	982	25,640
Under Armour Inc. Class Aa,b	2,904	148,685
VF Corp.	3,337	559,782
Wolverine World Wide Inc.	1,825	80,975

		3,994,127
AUTO MANUFACTURERS — 0.46%
Ford Motor Co.	147,949	1,945,530
Oshkosh Corp.[a]	3,233	137,370
PACCAR Inc.	13,443	679,678

		2,762,578
AUTO PARTS & EQUIPMENT — 0.33%
BorgWarner Inc.[a]	4,403	340,528
Delphi Automotive PLC	11,119	493,684
Dorman Products Inc.	1,002	37,284
Goodyear Tire & Rubber Co. (The)[a]	9,406	118,610
Johnson Controls Inc.	25,769	903,719
Spartan Motors Inc.	1,330	7,062
Standard Motor Products Inc.	708	19,626
Superior Industries International Inc.	858	16,027
Titan International Inc.	2,201	46,397

		1,982,937

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2013

Security	Shares	Value

BANKS — 7.02%
Associated Banc-Corp	6,399	$97,201
BancorpSouth Inc.	3,298	53,757
Bank of America Corp.	408,835	4,979,610
Bank of Hawaii Corp.	1,714	87,088
Bank of New York Mellon Corp. (The)	44,118	1,234,863
Bank of the Ozarks Inc.	1,190	52,777
Banner Corp.	656	20,881
BB&T Corp.	26,336	826,687
BBCN Bancorp Inc.	2,870	37,482
Boston Private Financial Holdings Inc.	2,850	28,158
Capital One Financial Corp.	21,918	1,204,394
Cathay General Bancorp	2,665	53,620
Citigroup Inc.	114,812	5,079,283
City Holding Co.[b]	529	21,049
City National Corp.	1,832	107,923
Columbia Banking System Inc.	1,984	43,608
Comerica Inc.	7,160	257,402
Commerce Bancshares Inc.	2,968	121,183
Community Bank System Inc.	1,499	44,415
Cullen/Frost Bankers Inc.	2,344	146,570
CVB Financial Corp.	3,244	36,560
East West Bancorp Inc.	5,342	137,129
F.N.B. Corp.	5,183	62,714
Fifth Third Bancorp	33,088	539,665
First BanCorp (Puerto Rico)[a,b]	2,733	17,027
First Commonwealth Financial Corp.	4,007	29,892
First Financial Bancorp	2,164	34,732
First Financial Bankshares Inc.	1,167	56,716
First Horizon National Corp.	9,407	100,467
First Midwest Bancorp Inc.	2,733	36,294
FirstMerit Corp.	4,036	66,715
Fulton Financial Corp.	7,375	86,288
Glacier Bancorp Inc.	2,668	50,639
Goldman Sachs Group Inc. (The)	16,518	2,430,624
Hancock Holding Co.	3,156	97,584
Hanmi Financial Corp.[a,b]	1,308	20,928
Home Bancshares Inc.	848	31,944
Huntington Bancshares Inc.	32,033	236,724
Independent Bank Corp. (Massachusetts)	808	26,333
International Bancshares Corp.	2,009	41,787
J.P. Morgan Chase & Co.	144,616	6,863,475

Security	Shares	Value

KeyCorp	35,381	$352,395
M&T Bank Corp.	4,663	481,035
MB Financial Inc.	2,062	49,839
Morgan Stanley	51,709	1,136,564
National Penn Bancshares Inc.	4,583	48,992
NBT Bancorp Inc.	1,669	36,968
Northern Trust Corp.	8,251	450,175
Old National Bancorp	3,875	53,281
PacWest Bancorp	1,208	35,165
Pinnacle Financial Partners Inc.[a,b]	1,228	28,686
PNC Financial Services Group Inc. (The)[c]	19,917	1,324,481
PrivateBancorp Inc.	2,495	47,180
Prosperity Bancshares Inc.	1,632	77,341
Regions Financial Corp.	53,455	437,796
S&T Bancorp Inc.	1,045	19,374
Signature Bank[a]	1,728	136,097
Simmons First National Corp. Class A	651	16,483
State Street Corp.	17,325	1,023,734
Sterling Bancorp	1,154	11,725
SunTrust Banks Inc.	20,350	586,284
Susquehanna Bancshares Inc.	7,009	87,122
SVB Financial Group[a]	1,688	119,747
Synovus Financial Corp.	16,919	46,866
TCF Financial Corp.	6,334	94,757
Texas Capital Bancshares Inc.[a]	1,521	61,524
Tompkins Financial Corp.	468	19,787
TrustCo Bank Corp. NY	3,542	19,764
Trustmark Corp.	2,548	63,726
U.S. Bancorp	70,410	2,389,011
UMB Financial Corp.	1,198	58,786
Umpqua Holdings Corp.	4,226	56,037
United Bankshares Inc.	986	26,237
United Community Banks Inc.[a,b]	1,989	22,555
Valley National Bancorp	7,266	74,404
ViewPoint Financial Group	1,291	25,962
Webster Financial Corp.	3,042	73,799
Wells Fargo & Co.	185,206	6,850,770
Westamerica Bancorp	1,032	46,781
Wilshire Bancorp Inc.[a,b]	2,067	14,014
Wintrust Financial Corp.	1,335	49,448
Zions Bancorp	7,026	175,580

		42,232,460

28	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2013

Security	Shares	Value

BEVERAGES — 2.18%
Beam Inc.	5,986	$380,351
Boston Beer Co. Inc. (The) Class Aa,b	322	51,404
Brown-Forman Corp. Class B NVS	5,724	408,694
Coca-Cola Co. (The)	144,816	5,856,359
Coca-Cola Enterprises Inc.	9,846	363,514
Constellation Brands Inc. Class Aa	5,713	272,167
Dr Pepper Snapple Group Inc.	7,597	356,679
Green Mountain Coffee Roasters Inc.[a,b]	4,642	263,480
Molson Coors Brewing Co. Class B NVS	5,870	287,219
Monster Beverage Corp.[a]	5,381	256,889
PepsiCo Inc.	58,293	4,611,559

		13,108,315
BIOTECHNOLOGY — 1.99%
Acorda Therapeutics Inc.[a,b]	1,509	48,333
Alexion Pharmaceuticals Inc.[a]	7,419	683,587
Amgen Inc.	28,267	2,897,650
ArQule Inc.[a,b]	2,062	5,341
Bio-Rad Laboratories Inc. Class Aa,b	806	101,556
Biogen Idec Inc.[a]	8,919	1,720,564
Cambrex Corp.[a]	1,027	13,135
Celgene Corp.[a]	15,822	1,833,928
Charles River Laboratories International Inc.[a,b]	1,808	80,040
Cubist Pharmaceuticals Inc.[a]	2,480	116,114
Emergent BioSolutions Inc.[a,b]	965	13,491
Enzo Biochem Inc.[a]	1,383	3,485
Gilead Sciences Inc.[a]	57,494	2,813,181
Life Technologies Corp.[a]	6,525	421,711
Medicines Co. (The)[a,b]	2,025	67,676
Momenta Pharmaceuticals Inc.[a,b]	1,908	25,453
Regeneron Pharmaceuticals Inc.[a]	2,895	510,678
Spectrum Pharmaceuticals Inc.[b]	1,872	13,965
United Therapeutics Corp.[a,b]	1,822	110,905
Vertex Pharmaceuticals Inc.[a]	8,349	459,028

		11,939,821
BUILDING MATERIALS — 0.27%
AAON Inc.	703	19,396
Apogee Enterprises Inc.	1,028	29,761
Comfort Systems USA Inc.	1,463	20,614
Drew Industries Inc.	697	25,308

Security	Shares	Value

Eagle Materials Inc.	1,791	$119,334
Fortune Brands Home & Security Inc.[a]	6,204	232,216
Gibraltar Industries Inc.[a,b]	1,171	21,371
Griffon Corp.	1,732	20,645
Headwaters Inc.[a,b]	2,586	28,187
Lennox International Inc.	1,723	109,393
Louisiana-Pacific Corp.[a]	5,156	111,370
Martin Marietta Materials Inc.	1,730	176,495
Masco Corp.	13,586	275,116
NCI Building Systems Inc.[a]	808	14,035
Quanex Building Products Corp.	1,362	21,928
Simpson Manufacturing Co. Inc.	1,516	46,405
Texas Industries Inc.[a]	795	50,172
Universal Forest Products Inc.	715	28,464
Vulcan Materials Co.	4,898	253,227

		1,603,437
CHEMICALS — 2.43%
A. Schulman Inc.	1,152	36,357
Air Products and Chemicals Inc.	7,875	686,070
Airgas Inc.	2,545	252,362
Albemarle Corp.	3,380	211,318
American Vanguard Corp.	878	26,814
Ashland Inc.	2,793	207,520
Balchem Corp.	1,056	46,401
Cabot Corp.	2,318	79,276
CF Industries Holdings Inc.	2,402	457,269
Cytec Industries Inc.	1,704	126,232
Dow Chemical Co. (The)	45,348	1,443,880
E.I. du Pont de Nemours and Co.	35,220	1,731,415
Eastman Chemical Co.	5,882	410,975
Ecolab Inc.	10,068	807,252
FMC Corp.	5,201	296,613
H.B. Fuller Co.	1,953	76,323
Hawkins Inc.	340	13,583
Innophos Holdings Inc.	814	44,412
International Flavors & Fragrances Inc.	3,068	235,224
Intrepid Potash Inc.	1,969	36,938
Kraton Performance Polymers Inc.[a]	1,198	28,033
LyondellBasell Industries NV Class A	14,276	903,528
Minerals Technologies Inc.	1,348	55,955
Monsanto Co.	20,222	2,136,050

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2013

Security	Shares	Value

Mosaic Co. (The)	10,435	$622,030
NewMarket Corp.	393	102,321
Olin Corp.	3,003	75,736
OM Group Inc.[a,b]	1,199	28,153
PolyOne Corp.	3,760	91,782
PPG Industries Inc.	5,371	719,392
Praxair Inc.	11,210	1,250,363
Quaker Chemical Corp.	479	28,271
RPM International Inc.	5,055	159,637
Sensient Technologies Corp.	1,844	72,082
Sherwin-Williams Co. (The)	3,210	542,137
Sigma-Aldrich Corp.	4,525	351,502
Stepan Co.	640	40,384
Valspar Corp. (The)	3,186	198,329
Zep Inc.	805	12,083

		14,644,002
COAL — 0.12%
Alpha Natural Resources Inc.[a,b]	8,196	67,289
Arch Coal Inc.	7,907	42,935
Cloud Peak Energy Inc.[a]	2,237	42,011
CONSOL Energy Inc.	8,621	290,097
Peabody Energy Corp.	10,108	213,784
SunCoke Energy Inc.[a,b]	2,555	41,723

		697,839
COMMERCIAL SERVICES — 1.72%
Aaron’s Inc.	2,662	76,346
ABM Industries Inc.	1,827	40,633
ADT Corp. (The)	8,759	428,665
Alliance Data Systems Corp.[a,b]	1,869	302,572
American Public Education Inc.[a,b]	665	23,202
AMN Healthcare Services Inc.[a,b]	1,843	29,175
Apollo Group Inc. Class Aa,b	3,813	66,308
Arbitron Inc.	1,016	47,620
Automatic Data Processing Inc.	18,342	1,192,597
Brink’s Co. (The)	1,863	52,648
Capella Education Co.[a,b]	376	11,709
Cardtronics Inc.[a]	1,631	44,787
Career Education Corp.[a,b]	2,196	5,205
CDI Corp.	460	7,912
Chemed Corp.	698	55,826
Consolidated Graphics Inc.[a,b]	336	13,138
Convergys Corp.	4,211	71,713
CoreLogic Inc.[a]	3,688	95,372

Security	Shares	Value

Corinthian Colleges Inc.[a]	2,902	$6,094
Corporate Executive Board Co. (The)	1,299	75,550
CorVel Corp.[a,b]	216	10,690
Cross Country Healthcare Inc.[a]	1,159	6,154
Deluxe Corp.	2,005	83,007
DeVry Inc.	2,222	70,549
Equifax Inc.	4,541	261,516
ExlService Holdings Inc.[a,b]	1,000	32,880
Forrester Research Inc.	522	16,521
FTI Consulting Inc.[a,b]	1,521	57,281
Gartner Inc.[a,b]	3,568	194,135
Global Payments Inc.	3,003	149,129
H&R Block Inc.	10,263	301,937
Healthcare Services Group Inc.	2,661	68,201
Heartland Payment Systems Inc.	1,486	48,993
Heidrick & Struggles International Inc.	662	9,897
HMS Holdings Corp.[a,b]	3,235	87,830
Insperity Inc.	835	23,689
Iron Mountain Inc.	6,248	226,865
ITT Educational Services Inc.[a,b]	522	7,193
Kelly Services Inc. Class A	1,033	19,296
Korn/Ferry International[a,b]	1,718	30,684
Landauer Inc.	344	19,395
Lender Processing Services Inc.	3,135	79,817
Lincoln Educational Services Corp.	835	4,893
Live Nation Entertainment Inc.[a,b]	5,397	66,761
Manpower Inc.	2,979	168,969
MasterCard Inc. Class A	3,986	2,156,944
Matthews International Corp. Class A	982	34,262
MAXIMUS Inc.	1,304	104,281
Medifast Inc.[a,b]	498	11,414
Monro Muffler Brake Inc.[b]	1,154	45,825
Monster Worldwide Inc.[a,b]	4,231	21,451
Moody’s Corp.	7,354	392,115
Navigant Consulting Inc.[a,b]	1,900	24,966
On Assignment Inc.[a,b]	1,726	43,685
PAREXEL International Corp.[a,b]	2,188	86,448
Paychex Inc.	12,231	428,941
Quanta Services Inc.[a]	8,048	230,012
R.R. Donnelley & Sons Co.[b]	6,688	80,590
Rent-A-Center Inc.	2,237	82,635
Resources Connection Inc.	1,698	21,565
Robert Half International Inc.	5,355	200,973

30	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2013

Security	Shares	Value

Rollins Inc.	2,393	$58,748
SAIC Inc.	10,756	145,744
SEI Investments Co.	5,076	146,443
Service Corp. International	7,955	133,087
Sotheby’s	2,643	98,875
Strayer Education Inc.	486	23,513
TeleTech Holdings Inc.[a]	889	18,856
Total System Services Inc.	6,103	151,232
Towers Watson & Co. Class A	2,175	150,771
TrueBlue Inc.[a,b]	1,397	29,533
United Rentals Inc.[a,b]	3,520	193,494
Universal Technical Institute Inc.	798	10,079
Valassis Communications Inc.	1,536	45,880
Viad Corp.	724	20,026
Western Union Co.	21,566	324,353
WEX Inc.[a,b]	1,446	113,511

		10,323,606
COMPUTERS — 5.91%
3D Systems Corp.[a,b]	3,004	96,849
Accenture PLC Class A	24,296	1,845,767
Agilysys Inc.[a]	556	5,527
Apple Inc.	35,478	15,703,627
CACI International Inc. Class Aa,b	845	48,900
Cadence Design Systems Inc.[a,b]	10,577	147,338
CIBER Inc.[a,b]	2,821	13,259
Cognizant Technology Solutions Corp. Class Aa	11,461	878,027
Computer Sciences Corp.	5,872	289,079
Dell Inc.	54,832	785,742
Diebold Inc.	2,358	71,495
DST Systems Inc.	1,159	82,602
Electronics For Imaging Inc.[a,b]	1,736	44,025
EMC Corp.[a]	79,373	1,896,221
Hewlett-Packard Co.	73,788	1,759,106
iGATE Corp.[a,b]	1,159	21,801
Insight Enterprises Inc.[a]	1,661	34,250
International Business Machines Corp.	39,587	8,443,907
j2 Global Inc.[b]	1,664	65,245
Jack Henry & Associates Inc.	3,312	153,047
Lexmark International Inc. Class A	2,457	64,865
LivePerson Inc.[a,b]	1,809	24,566
Manhattan Associates Inc.[a,b]	795	59,060
Mentor Graphics Corp.[b]	3,508	63,319
Mercury Systems Inc.[a,b]	1,136	8,372
MICROS Systems Inc.[a,b]	3,007	136,849

Security	Shares	Value

MTS Systems Corp.	552	$32,099
NCR Corp.[a,b]	6,312	173,959
NetApp Inc.[a]	13,717	468,573
NetScout Systems Inc.[a,b]	1,348	33,120
RadiSys Corp.[a,b]	892	4,389
Riverbed Technology Inc.[a]	6,042	90,086
SanDisk Corp.[a]	9,144	502,920
Seagate Technology PLC	12,111	442,778
Super Micro Computer Inc.[a]	1,012	11,425
Sykes Enterprises Inc.[a,b]	1,354	21,610
Synaptics Inc.[a,b]	1,192	48,502
Synopsys Inc.[a]	5,907	211,943
Teradata Corp.[a]	6,215	363,640
Virtusa Corp.[a]	701	16,656
Western Digital Corp.	8,238	414,207

		35,578,752
COSMETICS & PERSONAL CARE — 1.80%
Avon Products Inc.	16,336	338,645
Colgate-Palmolive Co.	16,582	1,957,174
Estee Lauder Companies Inc. (The) Class A	9,077	581,200
Inter Parfums Inc.	645	15,757
Procter & Gamble Co. (The)	103,207	7,953,132

		10,845,908
DISTRIBUTION & WHOLESALE — 0.43%
Arrow Electronics Inc.[a]	3,981	161,708
Fastenal Co.	10,199	523,719
Fossil Inc.[a]	2,050	198,030
Genuine Parts Co.	5,877	458,406
Ingram Micro Inc. Class Aa,b	5,593	110,070
LKQ Corp.[a]	11,278	245,409
MWI Veterinary Supply Inc.[a,b]	448	59,253
Owens & Minor Inc.[b]	2,354	76,646
Pool Corp.	1,803	86,544
ScanSource Inc.[a,b]	1,015	28,643
United Stationers Inc.	1,518	58,671
W.W. Grainger Inc.	2,253	506,880
Watsco Inc.	1,137	95,713

		2,609,692
DIVERSIFIED FINANCIAL SERVICES — 2.50%
Affiliated Managers Group Inc.[a]	1,976	303,454
American Express Co.	36,284	2,447,719
Ameriprise Financial Inc.	7,694	566,663
BlackRock Inc.[c]	4,766	1,224,290
Calamos Asset Management Inc. Class A	713	8,392

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2013

Security	Shares	Value

CBOE Holdings Inc.	3,351	$123,786
Charles Schwab Corp. (The)	41,312	730,809
CME Group Inc.	11,528	707,704
Discover Financial Services	18,789	842,499
E*TRADE Financial Corp.[a]	10,818	115,861
Eaton Vance Corp. NVS	4,340	181,542
Encore Capital Group Inc.[a]	973	29,287
Federated Investors Inc. Class B	3,486	82,514
Financial Engines Inc.	1,498	54,258
Franklin Resources Inc.	5,213	786,173
Greenhill & Co. Inc.	983	52,473
Higher One Holdings Inc.[a,b]	1,129	10,037
Interactive Brokers Group Inc. Class A	1,699	25,332
IntercontinentalExchange Inc.[a]	2,731	445,344
Invesco Ltd.	16,811	486,847
Investment Technology Group Inc.[a,b]	1,521	16,792
Janus Capital Group Inc.	6,940	65,236
Legg Mason Inc.	4,361	140,206
MarketAxess Holdings Inc.	1,382	51,549
NASDAQ OMX Group Inc. (The)	4,384	141,603
National Financial Partners Corp.[a]	1,653	37,077
NYSE Euronext Inc.	9,211	355,913
Piper Jaffray Companies Inc.[a,b]	665	22,809
Portfolio Recovery Associates Inc.[a]	643	81,610
Raymond James Financial Inc.	4,353	200,673
SLM Corp.	17,353	355,389
Stifel Financial Corp.[a]	2,146	74,402
SWS Group Inc.[a]	1,169	7,072
T. Rowe Price Group Inc.	9,818	735,074
Virtus Investment Partners Inc.[a]	223	41,540
Visa Inc. Class A	19,487	3,309,672
Waddell & Reed Financial Inc. Class A	3,198	140,008
World Acceptance Corp.[a,b]	484	41,561

		15,043,170
ELECTRIC — 3.11%
AES Corp. (The)	23,400	294,138
ALLETE Inc.	1,324	64,903
Alliant Energy Corp.	4,183	209,903
Ameren Corp.	9,206	322,394
American Electric Power Co. Inc.	18,278	888,859
Avista Corp.	2,352	64,445
Black Hills Corp.	1,653	72,798
CH Energy Group Inc.	552	36,095
Cleco Corp.	2,351	110,568

Security	Shares	Value

CMS Energy Corp.	10,034	$280,350
Consolidated Edison Inc.	11,063	675,175
Dominion Resources Inc.	21,857	1,271,640
DTE Energy Co.	6,516	445,303
Duke Energy Corp.	26,684	1,936,992
Edison International	12,302	619,037
El Paso Electric Co.	1,535	51,653
Entergy Corp.	6,713	424,530
Exelon Corp.	32,162	1,108,946
FirstEnergy Corp.	15,802	666,844
Great Plains Energy Inc.	5,710	132,415
Hawaiian Electric Industries Inc.	3,740	103,635
IDACORP Inc.	1,851	89,348
Integrys Energy Group Inc.	2,909	169,187
MDU Resources Group Inc.	7,200	179,928
National Fuel Gas Co.	3,172	194,602
NextEra Energy Inc.	16,057	1,247,308
Northeast Utilities	11,890	516,739
NorthWestern Corp.	1,357	54,090
NRG Energy Inc.	12,129	321,297
NV Energy Inc.	9,014	180,550
OGE Energy Corp.	3,720	260,326
Pepco Holdings Inc.	8,617	184,404
PG&E Corp.	16,635	740,757
Pinnacle West Capital Corp.	4,171	241,459
PNM Resources Inc.	3,086	71,873
PPL Corp.	21,895	685,533
Public Service Enterprise Group Inc.	19,123	656,684
SCANA Corp.	4,995	255,544
Southern Co. (The)	32,833	1,540,524
TECO Energy Inc.	7,688	137,000
UIL Holdings Corp.	1,861	73,677
UNS Energy Corp.	1,536	75,172
Westar Energy Inc.	4,707	156,178
Wisconsin Energy Corp.	8,725	374,215
Xcel Energy Inc.	18,455	548,114

		18,735,132
ELECTRICAL COMPONENTS & EQUIPMENT — 0.50%
Acuity Brands Inc.	1,651	114,497
Advanced Energy Industries Inc.[a,b]	1,378	25,217
AMETEK Inc.	9,200	398,912
Belden Inc.	1,654	85,429
Emerson Electric Co.	27,330	1,526,927

32	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2013

Security	Shares	Value

Encore Wire Corp.	704	$24,654
Energizer Holdings Inc.	2,330	232,371
EnerSys Inc.[a,b]	1,854	84,505
General Cable Corp.[a,b]	1,896	69,450
Hubbell Inc. Class B	2,014	195,580
Littelfuse Inc.	810	54,959
Molex Inc.	5,181	151,700
Powell Industries Inc.[a]	327	17,190
Vicor Corp.[a]	708	3,519

		2,984,910
ELECTRONICS — 1.41%
Agilent Technologies Inc.	13,155	552,115
American Science and Engineering Inc.	336	20,493
Amphenol Corp. Class A	6,032	450,289
Analogic Corp.	477	37,693
Avnet Inc.[a]	5,210	188,602
Badger Meter Inc.	531	28,419
Bel Fuse Inc. Class B	345	5,385
Benchmark Electronics Inc.[a,b]	2,177	39,230
Brady Corp. Class A	1,800	60,354
Checkpoint Systems Inc.[a,b]	1,514	19,773
Coherent Inc.	875	49,647
CTS Corp.	1,209	12,622
Cymer Inc.[a,b]	1,160	111,476
Daktronics Inc.	1,384	14,532
Electro Scientific Industries Inc.	873	9,647
ESCO Technologies Inc.	984	40,206
FARO Technologies Inc.[a,b]	643	27,900
FEI Co.[b]	1,474	95,147
FLIR Systems Inc.	5,322	138,425
Garmin Ltd.	4,093	135,233
Gentex Corp.	5,332	106,693
Honeywell International Inc.	29,614	2,231,415
II-VI Inc.[a,b]	2,034	34,659
Itron Inc.[a,b]	1,512	70,157
Jabil Circuit Inc.	7,077	130,783
Measurement Specialties Inc.[a,b]	536	21,317
Methode Electronics Inc.	1,377	17,736
Mettler-Toledo International Inc.[a,b]	1,155	246,269
National Instruments Corp.	3,657	119,767
Newport Corp.[a,b]	1,366	23,113
OSI Systems Inc.[a,b]	715	44,537

Security	Shares	Value

Park Electrochemical Corp.	721	$18,270
PerkinElmer Inc.	4,357	146,569
Plexus Corp.[a,b]	1,312	31,895
Rofin-Sinar Technologies Inc.[a,b]	1,032	27,957
Rogers Corp.[a,b]	665	31,667
TE Connectivity Ltd.	15,833	663,878
Tech Data Corp.[a]	1,392	63,489
Thermo Fisher Scientific Inc.	13,469	1,030,244
Trimble Navigation Ltd.[a,b]	9,766	292,589
TTM Technologies Inc.[a]	1,965	14,934
Tyco International Ltd.	17,457	558,624
Vishay Intertechnology Inc.[a,b]	5,161	70,241
Waters Corp.[a]	3,297	309,621
Watts Water Technologies Inc. Class A	1,060	50,869
Woodward Inc.	2,342	93,118

		8,487,599
ENGINEERING & CONSTRUCTION — 0.23%
AECOM Technology Corp.[a]	4,049	132,807
Aegion Corp.[a,b]	1,460	33,799
Dycom Industries Inc.[a]	1,228	24,179
EMCOR Group Inc.	2,506	106,229
Engility Holdings Inc.[a,b]	629	15,084
Exponent Inc.	511	27,563
Fluor Corp.	6,089	403,883
Granite Construction Inc.	1,322	42,093
Jacobs Engineering Group Inc.[a]	4,902	275,689
KBR Inc.	5,590	179,327
Orion Marine Group Inc.[a,b]	999	9,930
URS Corp.	2,861	135,640

		1,386,223
ENTERTAINMENT — 0.10%
Bally Technologies Inc.[a]	1,565	81,333
Cinemark Holdings Inc.	3,918	115,346
DreamWorks Animation SKG Inc. Class Aa	2,645	50,149
International Game Technology	10,034	165,561
International Speedway Corp. Class A	1,017	33,236
Marriott Vacations Worldwide Corp.[a,b]	1,151	49,389
Multimedia Games Holding Co. Inc.[a]	1,048	21,872
Pinnacle Entertainment Inc.[a,b]	2,224	32,515
Scientific Games Corp. Class Aa,b	2,065	18,069
SHFL Entertainment Inc.[a]	2,006	33,239

		600,709

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2013

Security	Shares	Value

ENVIRONMENTAL CONTROL — 0.31%
Calgon Carbon Corp.[a,b]	2,064	$37,358
Clean Harbors Inc.[a,b]	1,998	116,064
Darling International Inc.[a]	4,364	78,377
Mine Safety Appliances Co.	1,143	56,716
Republic Services Inc.	11,287	372,471
Stericycle Inc.[a]	3,233	343,280
Tetra Tech Inc.[a]	2,490	75,920
Waste Connections Inc.	4,585	164,968
Waste Management Inc.	16,407	643,319

		1,888,473
FOOD — 2.05%
B&G Foods Inc. Class A	1,980	60,370
Cal-Maine Foods Inc.	529	22,514
Calavo Growers Inc.	492	14,160
Campbell Soup Co.	6,711	304,411
ConAgra Foods Inc.	15,782	565,153
Dean Foods Co.[a]	7,098	128,687
Diamond Foods Inc.[a,b]	823	13,876
Flowers Foods Inc.	4,312	142,037
General Mills Inc.	24,538	1,209,969
H.J. Heinz Co.	12,076	872,733
Hain Celestial Group Inc.[a,b]	1,698	103,714
Harris Teeter Supermarkets Inc.	1,827	78,031
Hershey Co. (The)	5,669	496,208
Hillshire Brands Co.	4,602	161,760
Hormel Foods Corp.	5,147	212,674
Ingredion Inc.	2,907	210,234
J&J Snack Foods Corp.	528	40,598
J.M. Smucker Co. (The)	4,079	404,474
Kellogg Co.	9,502	612,214
Kraft Foods Group Inc.	22,484	1,158,601
Kroger Co. (The)	19,698	652,792
Lancaster Colony Corp.	719	55,363
McCormick & Co. Inc. NVS	4,987	366,794
Mondelez International Inc. Class A	67,332	2,061,032
Nash-Finch Co.	460	9,007
Post Holdings Inc.[a]	1,213	52,074
Safeway Inc.	9,261	244,027
Sanderson Farms Inc.	798	43,587
Seneca Foods Corp. Class Aa	337	11,128
Smithfield Foods Inc.[a]	4,684	124,032
Snyders-Lance Inc.	1,882	47,539
Spartan Stores Inc.	842	14,777
SUPERVALU Inc.[b]	7,910	39,866

Security	Shares	Value

Sysco Corp.	22,179	$780,035
Tootsie Roll Industries Inc.	730	21,827
TreeHouse Foods Inc.[a,b]	1,339	87,236
Tyson Foods Inc. Class A	10,804	268,155
United Natural Foods Inc.[a,b]	1,885	92,742
Whole Foods Market Inc.	6,514	565,089

		12,349,520
FOREST PRODUCTS & PAPER — 0.23%
Buckeye Technologies Inc.	1,461	43,757
Clearwater Paper Corp.[a,b]	850	44,787
Deltic Timber Corp.	378	25,976
Domtar Corp.	1,335	103,623
International Paper Co.	16,699	777,839
KapStone Paper and Packaging Corp.	1,485	41,283
MeadWestvaco Corp.	6,668	242,048
Neenah Paper Inc.	536	16,487
P.H. Glatfelter Co.	1,634	38,203
Schweitzer-Mauduit International Inc.	1,179	45,663
Wausau Paper Corp.	1,874	20,202

		1,399,868
GAS — 0.44%
AGL Resources Inc.	4,481	187,978
Atmos Energy Corp.	3,472	148,220
CenterPoint Energy Inc.	16,198	388,104
Laclede Group Inc. (The)	832	35,526
New Jersey Resources Corp.	1,646	73,823
NiSource Inc.	11,703	343,366
Northwest Natural Gas Co.	993	43,513
Piedmont Natural Gas Co.	2,920	96,010
Questar Corp.	6,581	160,116
Sempra Energy	8,489	678,611
South Jersey Industries Inc.	1,197	66,541
Southwest Gas Corp.	1,807	85,760
UGI Corp.	4,316	165,691
Vectren Corp.	3,035	107,500
WGL Holdings Inc.	2,002	88,288

		2,669,047
HAND & MACHINE TOOLS — 0.19%
Franklin Electric Co. Inc.	1,552	52,101
Kennametal Inc.	3,006	117,354
Lincoln Electric Holdings Inc.	3,153	170,830
Regal Beloit Corp.	1,681	137,102
Snap-on Inc.	2,214	183,098
Stanley Black & Decker Inc.	6,058	490,516

		1,151,001

34	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2013

Security	Shares	Value

HEALTH CARE — PRODUCTS — 1.96%
Abaxis Inc.	834	$39,465
ABIOMED Inc.[a,b]	1,387	25,895
Affymetrix Inc.[a,b]	2,687	12,683
Baxter International Inc.	20,585	1,495,294
Becton, Dickinson and Co.	7,335	701,299
Boston Scientific Corp.[a]	51,587	402,895
C.R. Bard Inc.	2,872	289,440
Cantel Medical Corp.	862	25,912
CareFusion Corp.[a]	8,407	294,161
CONMED Corp.	1,034	35,218
Cooper Companies Inc. (The)	1,801	194,292
Covidien PLC	17,862	1,211,758
CryoLife Inc.	1,147	6,894
Cyberonics Inc.[a]	948	44,376
Edwards Lifesciences Corp.[a]	4,374	359,368
Greatbatch Inc.[a,b]	872	26,047
Haemonetics Corp.[a,b]	1,897	79,029
Hanger Inc.[a,b]	1,293	40,768
Henry Schein Inc.[a]	3,317	306,988
Hill-Rom Holdings Inc.	2,341	82,450
Hologic Inc.[a,b]	10,104	228,350
Hospira Inc.[a]	6,202	203,612
ICU Medical Inc.[a,b]	480	28,296
IDEXX Laboratories Inc.[a,b]	2,051	189,492
Integra LifeSciences Holdings Corp.[a,b]	724	28,243
Intuitive Surgical Inc.[a]	1,522	747,591
Invacare Corp.	1,179	15,386
Luminex Corp.[a,b]	1,382	22,831
Masimo Corp.	1,971	38,671
Medtronic Inc.	38,321	1,799,554
Meridian Bioscience Inc.	1,515	34,572
Merit Medical Systems Inc.[a,b]	1,535	18,819
Natus Medical Inc.[a,b]	1,031	13,857
NuVasive Inc.[a,b]	1,540	32,817
Palomar Medical Technologies Inc.[a]	664	8,957
ResMed Inc.[b]	5,401	250,390
St. Jude Medical Inc.	10,700	432,708
Steris Corp.	2,188	91,043
Stryker Corp.	10,918	712,290
SurModics Inc.[a,b]	495	13,489
Symmetry Medical Inc.[a,b]	1,360	15,572
TECHNE Corp.	1,314	89,155
Teleflex Inc.	1,563	132,089

Security	Shares	Value

Thoratec Corp.[a,b]	2,211	$82,913
Varian Medical Systems Inc.[a]	4,095	294,840
West Pharmaceutical Services Inc.	1,310	85,071
Zimmer Holdings Inc.	6,402	481,559

		11,766,399
HEALTH CARE — SERVICES — 1.28%
Aetna Inc.	12,401	633,939
Air Methods Corp.	1,292	62,326
Almost Family Inc.	317	6,476
Amedisys Inc.[a,b]	1,060	11,787
AmSurg Corp.[a,b]	1,152	38,753
Bio-Reference Laboratories Inc.[a,b]	966	25,097
Centene Corp.[a,b]	1,901	83,720
Cigna Corp.	10,806	673,970
Community Health Systems Inc.	3,495	165,628
Covance Inc.[a,b]	2,045	151,984
Coventry Health Care Inc.	5,098	239,759
DaVita HealthCare Partners Inc.[a]	3,174	376,405
Ensign Group Inc. (The)	643	21,476
Gentiva Health Services Inc.[a,b]	1,146	12,400
Health Management Associates Inc. Class Aa,b	9,939	127,915
Health Net Inc.[a]	3,056	87,463
Healthways Inc.[a,b]	1,197	14,663
Humana Inc.	6,001	414,729
IPC The Hospitalist Co. Inc.[a,b]	627	27,889
Kindred Healthcare Inc.[a,b]	1,985	20,902
Laboratory Corp. of America Holdings[a]	3,574	322,375
LHC Group Inc.[a,b]	540	11,605
LifePoint Hospitals Inc.[a,b]	1,868	90,523
Magellan Health Services Inc.[a,b]	1,023	48,664
MEDNAX Inc.[a,b]	1,872	167,787
Molina Healthcare Inc.[a]	1,058	32,661
Quest Diagnostics Inc.	6,028	340,281
Tenet Healthcare Corp.[a]	4,024	191,462
UnitedHealth Group Inc.	38,674	2,212,540
Universal Health Services Inc. Class B	3,335	213,006
WellCare Health Plans Inc.[a]	1,635	94,765
WellPoint Inc.	11,415	756,015

		7,678,965
HOLDING COMPANIES — DIVERSIFIED — 0.08%
Apollo Investment Corp.	7,863	65,734
Leucadia National Corp.	11,116	304,912
Prospect Capital Corp.	7,689	83,887

		454,533

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2013

Security	Shares	Value

HOME BUILDERS — 0.25%
D.R. Horton Inc.	10,464	$254,275
KB Home	2,417	52,618
Lennar Corp. Class A	6,183	256,471
M.D.C. Holdings Inc.	1,514	55,488
M/I Homes Inc.[a,b]	857	20,954
Meritage Homes Corp.[a]	1,160	54,358
NVR Inc.[a]	181	195,500
PulteGroup Inc.[a]	12,783	258,728
Ryland Group Inc. (The)	1,563	65,052
Standard-Pacific Corp.[a,b]	4,523	39,079
Thor Industries Inc.	1,675	61,623
Toll Brothers Inc.[a]	5,684	194,620
Winnebago Industries Inc.[a,b]	1,054	21,754

		1,530,520
HOME FURNISHINGS — 0.12%
DTS Inc.[a,b]	632	10,510
Ethan Allen Interiors Inc.	958	31,537
Harman International Industries Inc.	2,581	115,190
La-Z-Boy Inc.	1,894	35,740
Select Comfort Corp.[a,b]	2,158	42,664
Tempur-Pedic International Inc.[a,b]	2,200	109,186
Universal Electronics Inc.[a]	533	12,392
VOXX International Corp.[a,b]	698	7,476
Whirlpool Corp.	2,965	351,234

		715,929
HOUSEHOLD PRODUCTS & WARES — 0.49%
American Greetings Corp. Class A	1,170	18,837
Avery Dennison Corp.	3,717	160,091
Blyth Inc.[b]	501	8,698
Central Garden & Pet Co. Class Aa,b	1,355	11,138
Church & Dwight Co. Inc.	5,259	339,889
Clorox Co. (The)	5,013	443,801
Helen of Troy Ltd.[a,b]	1,161	44,536
Jarden Corp.[a]	4,123	176,671
Kimberly-Clark Corp.	14,647	1,435,113
Prestige Brands Holdings Inc.[a,b]	1,845	47,398
Scotts Miracle-Gro Co. (The) Class A	1,468	63,476
Tupperware Brands Corp.	2,062	168,548
WD-40 Co.	525	28,754

		2,946,950

Security	Shares	Value

HOUSEWARES — 0.06%
Newell Rubbermaid Inc.	10,796	$281,776
Toro Co. (The)	2,184	100,551

		382,327
INSURANCE — 4.15%
ACE Ltd.	12,830	1,141,485
Aflac Inc.	17,666	918,985
Alleghany Corp.[a]	651	257,744
Allstate Corp. (The)	17,984	882,475
American Financial Group Inc.	2,845	134,796
American International Group Inc.[a]	55,710	2,162,662
Amerisafe Inc.	664	23,599
Aon PLC	11,813	726,500
Arthur J. Gallagher & Co.	4,703	194,281
Aspen Insurance Holdings Ltd.	2,730	105,323
Assurant Inc.	3,018	135,840
Berkshire Hathaway Inc. Class Ba	68,912	7,180,630
Brown & Brown Inc.	4,523	144,917
Chubb Corp. (The)	9,863	863,308
Cincinnati Financial Corp.	5,525	260,725
eHealth Inc.[a,b]	807	14,429
Employers Holdings Inc.	613	14,375
Everest Re Group Ltd.	1,951	253,357
Fidelity National Financial Inc. Class A	8,273	208,728
First American Financial Corp.	3,974	101,615
Genworth Financial Inc. Class Aa	18,851	188,510
Hanover Insurance Group Inc. (The)	1,680	83,462
Hartford Financial Services Group Inc. (The)	16,508	425,906
HCC Insurance Holdings Inc.	3,856	162,068
Horace Mann Educators Corp.	1,487	31,004
Infinity Property and Casualty Corp.	474	26,639
Kemper Corp.	2,056	67,046
Lincoln National Corp.	10,102	329,426
Loews Corp.	11,715	516,280
Marsh & McLennan Companies Inc.	20,798	789,700
Meadowbrook Insurance Group Inc.	1,963	13,839
Mercury General Corp.	809	30,685
MetLife Inc.	41,192	1,566,120
Navigators Group Inc. (The)[a,b]	387	22,736
Old Republic International Corp.	9,070	115,280

36	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2013

Security	Shares	Value

Primerica Inc.	1,752	$57,431
Principal Financial Group Inc.	10,449	355,579
ProAssurance Corp.	2,292	108,480
Progressive Corp. (The)	20,933	528,977
Protective Life Corp.	2,976	106,541
Prudential Financial Inc.	17,644	1,040,820
Reinsurance Group of America Inc.	2,829	168,806
RLI Corp.	634	45,553
Safety Insurance Group Inc.	464	22,806
Selective Insurance Group Inc.	2,003	48,092
StanCorp Financial Group Inc.	1,650	70,554
Stewart Information Services Corp.	667	16,989
Torchmark Corp.	3,557	212,709
Tower Group International Ltd.[b]	1,371	25,295
Travelers Companies Inc. (The)	14,334	1,206,779
United Fire Group Inc.	815	20,758
Unum Group	10,350	292,388
W.R. Berkley Corp.	4,190	185,910
XL Group PLC	11,287	341,996

		24,950,938
INTERNET — 3.26%
Amazon.com Inc.[a]	13,743	3,662,372
AOL Inc.	2,228	85,756
Blucora Inc.[a]	1,675	25,929
Blue Nile Inc.[a,b]	524	18,052
comScore Inc.[a,b]	1,332	22,351
Dealertrack Technologies Inc.[a,b]	1,658	48,712
Dice Holdings Inc.[a,b]	2,032	20,584
eBay Inc.[a]	44,049	2,388,337
Equinix Inc.[a]	1,836	397,145
Expedia Inc.	3,510	210,635
F5 Networks Inc.[a]	3,001	267,329
Google Inc. Class Aa	10,089	8,010,969
HealthStream Inc.[a,b]	709	16,265
Liquidity Services Inc.[a,b]	986	29,393
Netflix Inc.a	2,132	403,822
NIC Inc.	2,208	42,305
NutriSystem Inc.	1,046	8,870
OpenTable Inc.[a]	840	52,903
PCTEL Inc.	633	4,494
Perficient Inc.[a,b]	1,170	13,642
Priceline.com Inc.[a]	1,888	1,298,812
QuinStreet Inc.[a,b]	990	5,910
Rackspace Hosting Inc.[a,b]	4,164	210,199

Security	Shares	Value

Sourcefire Inc.[a,b]	1,171	$69,358
Stamps.com Inc.[a,b]	483	12,061
Symantec Corp.[a]	26,258	648,047
TIBCO Software Inc.[a]	5,830	117,883
TripAdvisor Inc.[a,b]	4,170	219,008
United Online Inc.	3,200	19,296
ValueClick Inc.[a]	2,635	77,864
Vasco Data Security International Inc.[a,b]	1,047	8,837
VeriSign Inc.[a]	5,880	278,006
Websense Inc.[a,b]	1,471	22,065
XO Group Inc.[a,b]	734	7,340
Yahoo! Inc.[a]	36,756	864,869

		19,589,420
IRON & STEEL — 0.23%
AK Steel Holding Corp.[b]	5,227	17,301
Allegheny Technologies Inc.	4,061	128,774
Carpenter Technology Corp.	1,657	81,674
Cliffs Natural Resources Inc.	5,756	109,422
Commercial Metals Co.	4,545	72,038
Nucor Corp.	11,981	552,923
Reliance Steel & Aluminum Co.	2,874	204,543
Steel Dynamics Inc.	8,431	133,800
United States Steel Corp.[b]	5,528	107,796

		1,408,271
LEISURE TIME — 0.26%
Arctic Cat Inc.[a,b]	513	22,418
Brunswick Corp.	3,475	118,914
Callaway Golf Co.	3,048	20,178
Carnival Corp.	16,841	577,646
Harley-Davidson Inc.	8,563	456,408
Interval Leisure Group Inc.	1,505	32,719
Life Time Fitness Inc.[a,b]	1,546	66,138
Polaris Industries Inc.	2,461	227,618
WMS Industries Inc.[a]	2,032	51,227

		1,573,266
LODGING — 0.27%
Boyd Gaming Corp.[a,b]	2,054	16,987
Marcus Corp.	688	8,593
Marriott International Inc. Class A	9,248	390,543
Monarch Casino & Resort Inc.[a,b]	372	3,619
Starwood Hotels & Resorts Worldwide Inc.	7,401	471,666
Wyndham Worldwide Corp.	5,085	327,881
Wynn Resorts Ltd.	3,001	375,605

		1,594,894

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2013

Security	Shares	Value

MACHINERY — 1.23%
AGCO Corp.	3,659	$190,707
Albany International Corp. Class A	1,022	29,536
Applied Industrial Technologies Inc.	1,550	69,750
Astec Industries Inc.	858	29,970
Briggs & Stratton Corp.	1,859	46,103
Caterpillar Inc.	24,720	2,149,898
Cognex Corp.	1,547	65,206
Cummins Inc.	6,665	771,874
Deere & Co.	14,726	1,266,141
Flowserve Corp.	1,810	303,555
Gardner Denver Inc.	1,872	140,606
Gerber Scientific Inc. Escrow[a,d]	664	7
Graco Inc.	2,323	134,804
IDEX Corp.	3,150	168,273
Intermec Inc.[a,b]	2,310	22,707
Intevac Inc.[a,b]	830	3,918
iRobot Corp.[a,b]	995	25,532
Joy Global Inc.	3,974	236,532
Lindsay Corp.	474	41,797
Nordson Corp.	2,143	141,331
Rockwell Automation Inc.	5,323	459,641
Roper Industries Inc.	3,770	479,959
Tennant Co.	694	33,701
Terex Corp.[a]	4,235	145,769
Wabtec Corp.	1,806	184,411
Xylem Inc.	7,047	194,215
Zebra Technologies Corp. Class Aa	1,889	89,028

		7,424,971
MANUFACTURING — 3.25%
3M Co.	23,982	2,549,526
A.O. Smith Corp.	1,460	107,412
Actuant Corp. Class A	2,718	83,225
AptarGroup Inc.	2,488	142,687
AZZ Inc.	1,015	48,923
Barnes Group Inc.	1,812	52,421
Carlisle Companies Inc.	2,381	161,408
CLARCOR Inc.	1,859	97,374
Crane Co.	1,828	102,112
Danaher Corp.	21,953	1,364,379
Donaldson Co. Inc.	5,039	182,361
Dover Corp.	6,620	482,466
Eaton Corp. PLC	17,863	1,094,109
EnPro Industries Inc.[a,b]	789	40,373

Security	Shares	Value

Federal Signal Corp.[a,b]	2,315	$18,844
General Electric Co.	392,880	9,083,386
Harsco Corp.	3,014	74,657
Hillenbrand Inc.	2,347	59,332
Illinois Tool Works Inc.	15,753	959,988
Ingersoll-Rand PLC	10,347	569,188
ITT Corp.	3,558	101,154
John Bean Technologies Corp.	1,032	21,414
Koppers Holdings Inc.	724	31,842
Leggett & Platt Inc.	5,380	181,736
LSB Industries Inc.[a,b]	687	23,894
Lydall Inc.[a,b]	678	10,407
Movado Group Inc.	653	21,889
Myers Industries Inc.	1,042	14,546
Pall Corp.	4,179	285,718
Parker Hannifin Corp.	5,646	517,061
Pentair Ltd. Registered	7,728	407,652
SPX Corp.	1,782	140,707
Standex International Corp.	488	26,947
STR Holdings Inc.[a]	1,522	3,303
Sturm, Ruger & Co. Inc.	689	34,953
Textron Inc.	10,268	306,089
Tredegar Corp.	848	24,965
Trinity Industries Inc.	2,999	135,945

		19,564,393
MEDIA — 3.19%
AMC Networks Inc. Class Aa	2,146	135,584
Cablevision NY Group Class A	8,065	120,652
CBS Corp. Class B NVS	22,078	1,030,822
Comcast Corp. Class A	99,735	4,189,867
Digital Generation Inc.[a,b]	1,027	6,604
DIRECTV[a]	21,667	1,226,569
Discovery Communications Inc. Series Aa	9,297	732,046
Dolan Co. (The)[a,b]	1,173	2,803
E.W. Scripps Co. (The) Class Aa,b	1,183	14,232
FactSet Research Systems Inc.[b]	1,532	141,863
Gannett Co. Inc.	8,588	187,820
John Wiley & Sons Inc. Class A	1,796	69,972
McGraw-Hill Companies Inc. (The)	10,660	555,173
Meredith Corp.[b]	1,381	52,837
New York Times Co. (The) Class Aa,b	4,538	44,472
News Corp. Class A NVS	75,479	2,303,619
Scholastic Corp.	970	25,851

38	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2013

Security	Shares	Value

Scripps Networks Interactive Inc. Class A	3,315	$213,287
Time Warner Cable Inc.	11,210	1,076,833
Time Warner Inc.	35,262	2,031,796
Viacom Inc. Class B NVS	17,206	1,059,373
Walt Disney Co. (The)	68,217	3,874,726
Washington Post Co. (The) Class B	168	75,096

		19,171,897
METAL FABRICATE & HARDWARE — 0.27%
A.M. Castle & Co.[a,b]	638	11,165
CIRCOR International Inc.	656	27,880
Haynes International Inc.	467	25,825
Kaydon Corp.	1,180	30,184
Mueller Industries Inc.	1,058	56,381
Olympic Steel Inc.	345	8,246
Precision Castparts Corp.	5,553	1,052,960
RTI International Metals Inc.[a,b]	1,136	36,000
Timken Co. (The)	3,001	169,797
Valmont Industries Inc.	872	137,139
Worthington Industries Inc.	2,037	63,106

		1,618,683
MINING — 0.46%
Alcoa Inc.	40,354	343,816
AMCOL International Corp.	964	29,103
Century Aluminum Co.[a,b]	2,061	15,952
Compass Minerals International Inc.	1,288	101,623
Freeport-McMoRan Copper & Gold Inc.	36,017	1,192,163
Globe Specialty Metals Inc.	2,329	32,420
Kaiser Aluminum Corp.	621	40,148
Materion Corp.	724	20,634
Newmont Mining Corp.	18,757	785,731
Royal Gold Inc.	2,480	176,154
Stillwater Mining Co.[a]	4,373	56,543

		2,794,287
OFFICE & BUSINESS EQUIPMENT — 0.08%
Pitney Bowes Inc.	7,437	110,514
Xerox Corp.	46,251	397,758

		508,272
OFFICE FURNISHINGS — 0.03%
Herman Miller Inc.	2,160	59,767
HNI Corp.	1,682	59,694
Interface Inc.	2,068	39,747

		159,208

Security	Shares	Value

OIL & GAS — 8.04%
Anadarko Petroleum Corp.	18,857	$1,649,045
Apache Corp.	14,757	1,138,650
Approach Resources Inc.[a,b]	1,340	32,977
Atwood Oceanics Inc.[a,b]	2,184	114,747
Bill Barrett Corp.[a,b]	1,798	36,445
Cabot Oil & Gas Corp.	7,932	536,283
Carrizo Oil & Gas Inc.[a,b]	1,362	35,099
Chesapeake Energy Corp.	19,612	400,281
Chevron Corp.	73,402	8,721,626
Cimarex Energy Co.	3,238	244,275
Comstock Resources Inc.[a]	1,723	27,999
ConocoPhillips	46,134	2,772,653
Contango Oil & Gas Co.	486	19,484
Denbury Resources Inc.[a]	14,052	262,070
Devon Energy Corp.	14,188	800,487
Diamond Offshore Drilling Inc.	2,655	184,682
Energen Corp.	2,682	139,491
Ensco PLC Class A	8,763	525,780
EOG Resources Inc.	10,303	1,319,505
EQT Corp.	5,670	384,142
Exxon Mobil Corp.	169,286	15,254,361
Forest Oil Corp.[a]	4,234	22,271
Gulfport Energy Corp.[a,b]	2,502	114,667
Helmerich & Payne Inc.	3,987	242,011
Hess Corp.	11,232	804,323
HollyFrontier Corp.	7,677	394,982
Marathon Oil Corp.	26,889	906,697
Marathon Petroleum Corp.	12,571	1,126,362
Murphy Oil Corp.	6,765	431,133
Nabors Industries Ltd.	11,092	179,912
Newfield Exploration Co.[a]	5,068	113,625
Noble Corp.	9,566	364,943
Noble Energy Inc.	6,815	788,223
Northern Oil and Gas Inc.[a]	2,337	33,606
Occidental Petroleum Corp.	30,436	2,385,269
Patterson-UTI Energy Inc.	5,537	132,002
PDC Energy Inc.[a,b]	1,164	57,699
Penn Virginia Corp.	2,638	10,658
PetroQuest Energy Inc.[a,b]	2,042	9,066
Phillips 66	23,463	1,641,706
Pioneer Natural Resources Co.	4,993	620,380
Plains Exploration & Production Co.[a]	4,899	232,556
QEP Resources Inc.	6,732	214,347

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2013

Security	Shares	Value

Quicksilver Resources Inc.[a,b]	4,503	$10,132
Range Resources Corp.	6,158	499,044
Rosetta Resources Inc.[a,b]	1,987	94,541
Rowan Companies PLC[a]	4,732	167,324
SM Energy Co.	2,502	148,168
Southwestern Energy Co.[a]	13,384	498,688
Stone Energy Corp.[a]	1,824	39,672
Swift Energy Co.[a]	1,550	22,955
Tesoro Corp.	5,159	302,059
Unit Corp.[a]	1,665	75,841
Valero Energy Corp.	20,783	945,419
WPX Energy Inc.[a]	7,441	119,205

		48,349,568
OIL & GAS SERVICES — 1.62%
Baker Hughes Inc.	16,788	779,131
Basic Energy Services Inc.[a,b]	1,131	15,461
C&J Energy Services Inc.[a]	1,657	37,945
Cameron International Corp.[a]	9,421	614,249
CARBO Ceramics Inc.	713	64,933
Dresser-Rand Group Inc.[a]	2,869	176,903
Dril-Quip Inc.[a,b]	1,369	119,336
Exterran Holdings Inc.[a,b]	2,555	68,985
FMC Technologies Inc.[a]	8,950	486,791
Geospace Technologies Corp.[a,b]	496	53,528
Gulf Island Fabrication Inc.	522	10,993
Halliburton Co.	35,092	1,418,068
Helix Energy Solutions Group Inc.[a]	3,664	83,832
Hornbeck Offshore Services Inc.[a,b]	1,186	55,102
ION Geophysical Corp.[a,b]	4,752	32,361
Lufkin Industries Inc.[b]	1,319	87,568
Matrix Service Co.[a,b]	1,022	15,228
National Oilwell Varco Inc.	16,130	1,141,197
Oceaneering International Inc.	4,071	270,355
Oil States International Inc.[a,b]	2,117	172,684
Pioneer Energy Services Corp.[a,b]	2,333	19,247
Schlumberger Ltd.	50,191	3,758,804
SEACOR Holdings Inc.	722	53,197
Superior Energy Services Inc.[a]	6,204	161,118
TETRA Technologies Inc.[a]	2,885	29,600

		9,726,616
PACKAGING & CONTAINERS — 0.24%
Ball Corp.	5,604	266,638
Bemis Co. Inc.	3,976	160,471
Greif Inc. Class A	1,146	61,449

Security	Shares	Value

Owens-Illinois Inc.[a]	6,154	$164,004
Packaging Corp. of Americ[a]	3,730	167,365
Rock-Tenn Co. Class A	2,706	251,090
Sealed Air Corp.	7,336	176,871
Silgan Holdings Inc.	1,635	77,254
Sonoco Products Co.	3,749	131,177

		1,456,319
PHARMACEUTICALS — 6.50%
Abbott Laboratories	59,346	2,096,101
AbbVie Inc.	59,855	2,440,887
Actavis Inc.[a]	4,845	446,273
Akorn Inc.[a,b]	2,505	34,644
Align Technology Inc.[a,b]	2,741	91,851
Allergan Inc.	11,580	1,292,676
AmerisourceBergen Corp.	8,705	447,872
Bristol-Myers Squibb Co.	61,827	2,546,654
Cardinal Health Inc.	12,965	539,603
DENTSPLY International Inc.	5,340	226,523
Eli Lilly and Co.	37,663	2,138,882
Endo Health Solutions Inc.[a]	4,262	131,099
Express Scripts Holding Co.[a]	30,861	1,779,137
Forest Laboratories Inc.[a]	8,850	336,654
Hi-Tech Pharmacal Co. Inc.	371	12,284
Johnson & Johnson	105,619	8,611,117
McKesson Corp.	8,798	949,832
Mead Johnson Nutrition Co. Class A	7,663	593,499
Merck & Co. Inc.	114,199	5,051,022
Mylan Inc.[a]	14,998	434,042
Neogen Corp.[a,b]	853	42,283
Omnicare Inc.	3,905	159,012
Patterson Companies Inc.	3,126	118,913
Perrigo Co.	3,332	395,608
Pfizer Inc.	271,626	7,839,126
PharMerica Corp.[a,b]	1,042	14,588
Questcor Pharmaceuticals Inc.[b]	2,211	71,946
Salix Pharmaceuticals Ltd.[a]	2,041	104,458
VCA Antech Inc.[a]	3,410	80,101
ViroPharma Inc.[a,b]	2,463	61,969

		39,088,656
PIPELINES — 0.50%
Kinder Morgan Inc.	23,734	918,031
ONEOK Inc.	7,747	369,300
Spectra Energy Corp.	25,332	778,959
Williams Companies Inc. (The)	25,848	968,266

		3,034,556

40	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2013

Security	Shares	Value

REAL ESTATE — 0.09%
Alexander & Baldwin Inc.[a]	1,698	$60,704
CBRE Group Inc. Class Aa	11,400	287,850
Forestar Group Inc.[a]	1,300	28,418
HFF Inc. Class A	1,136	22,640
Jones Lang LaSalle Inc.	1,682	167,208

		566,820
REAL ESTATE INVESTMENT TRUSTS — 3.01%
Acadia Realty Trust	1,982	55,040
Alexandria Real Estate Equities Inc.	2,417	171,559
American Campus Communities Inc.	3,985	180,680
American Tower Corp.	14,885	1,144,954
Apartment Investment and Management Co. Class Ab	5,526	169,427
AvalonBay Communities Inc.	4,320	547,214
BioMed Realty Trust Inc.	6,956	150,250
Boston Properties Inc.	5,683	574,324
BRE Properties Inc. Class A	2,960	144,093
Camden Property Trust	3,175	218,059
Cedar Realty Trust Inc.	2,192	13,393
Colonial Properties Trust	3,215	72,691
Corporate Office Properties Trust	2,773	73,984
Corrections Corp. of America	3,719	145,301
Cousins Properties Inc.	3,367	35,993
DiamondRock Hospitality Co.	7,537	70,169
Duke Realty Corp.	12,230	207,665
EastGroup Properties Inc.	1,126	65,533
Entertainment Properties Trust	1,820	94,731
Equity One Inc.	2,402	57,576
Equity Residential	12,112	666,887
Essex Property Trust Inc.[b]	1,442	217,136
Extra Space Storage Inc.	3,864	151,739
Federal Realty Investment Trust	2,470	266,859
Franklin Street Properties Corp.[b]	2,642	38,626
GEO Group Inc. (The)	2,691	101,235
Getty Realty Corp.	1,020	20,614
Government Properties Income Trust	2,069	53,235
HCP Inc.	17,038	849,515
Health Care REIT Inc.[b]	9,907	672,784
Healthcare Realty Trust Inc.	3,225	91,558
Highwoods Properties Inc.	2,966	117,365
Home Properties Inc.	1,978	125,445
Hospitality Properties Trust	5,219	143,209

Security	Shares	Value

Host Hotels & Resorts Inc.	27,351	$478,369
Inland Real Estate Corp.	2,855	28,807
Kilroy Realty Corp.	2,848	149,235
Kimco Realty Corp.	15,419	345,386
Kite Realty Group Trust	3,177	21,413
LaSalle Hotel Properties	3,560	90,353
Lexington Realty Trust	6,426	75,827
Liberty Property Trust[b]	4,633	184,162
LTC Properties Inc.	1,140	46,432
Macerich Co. (The)	5,161	332,265
Mack-Cali Realty Corp.[b]	3,155	90,265
Medical Properties Trust Inc.	5,815	93,273
Mid-America Apartment Communities Inc.	1,615	111,532
National Retail Properties Inc.[b]	4,405	159,329
Omega Healthcare Investors Inc.[b]	4,237	128,635
Parkway Properties Inc.	1,304	24,189
Pennsylvania Real Estate Investment Trust	2,014	39,051
Plum Creek Timber Co. Inc.[b]	6,103	318,577
Post Properties Inc.	2,043	96,225
Potlatch Corp.	1,493	68,469
Prologis Inc.	17,371	694,493
PS Business Parks Inc.	701	55,323
Public Storage	5,485	835,475
Rayonier Inc.[b]	4,667	278,480
Realty Income Corp.	7,330	332,416
Regency Centers Corp.	3,422	181,058
Sabra Healthcare REIT Inc.	1,393	40,411
Saul Centers Inc.	522	22,832
Senior Housing Properties Trust	7,032	188,669
Simon Property Group Inc.	11,824	1,874,813
SL Green Realty Corp.[b]	3,255	280,288
Sovran Self Storage Inc.[b]	1,180	76,098
Tanger Factory Outlet Centers Inc.[b]	3,540	128,077
Taubman Centers Inc.	2,148	166,814
UDR Inc.	9,398	227,338
Universal Health Realty Income Trust	338	19,506
Urstadt Biddle Properties Inc. Class A	790	17,190
Ventas Inc.	10,990	804,468
Vornado Realty Trust	6,384	533,958
Weingarten Realty Investors[b]	4,200	132,510
Weyerhaeuser Co.	20,679	648,907

		18,129,761

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2013

Security	Shares	Value

RETAIL — 6.45%
Abercrombie & Fitch Co. Class A	2,990	$138,138
Advance Auto Parts Inc.	2,850	235,552
Aeropostale Inc.[a,b]	3,016	41,018
American Eagle Outfitters Inc.	6,734	125,926
ANN INC.[a]	1,810	52,526
Ascena Retail Group Inc.[a,b]	4,875	90,431
AutoNation Inc.[a,b]	1,500	65,625
AutoZone Inc.[a]	1,363	540,798
Barnes & Noble Inc.[a,b]	1,554	25,563
Bed Bath & Beyond Inc.[a]	8,518	548,730
Best Buy Co. Inc.	10,044	222,475
Big 5 Sporting Goods Corp.	524	8,180
Big Lots Inc.[a,b]	2,168	76,465
Biglari Holdings Inc.[a,b]	43	16,047
BJ’s Restaurants Inc.[a,b]	880	29,286
Bob Evans Farms Inc.	1,041	44,367
Brinker International Inc.	2,805	105,608
Brown Shoe Co. Inc.	1,499	23,984
Buckle Inc. (The)[b]	1,009	47,070
Buffalo Wild Wings Inc.[a,b]	723	63,284
Cabela’s Inc.[a,b]	1,727	104,967
CarMax Inc.[a]	8,672	361,622
Casey’s General Stores Inc.	1,485	86,576
Cash America International Inc.	1,060	55,618
Cato Corp. (The) Class A	1,060	25,588
CEC Entertainment Inc.	694	22,729
Cheesecake Factory Inc. (The)	1,865	72,008
Chico’s FAS Inc.	6,357	106,798
Children’s Place Retail Stores Inc. (The)[a]	892	39,979
Chipotle Mexican Grill Inc.[a]	1,185	386,156
Christopher & Banks Corp.[a]	1,379	8,867
Coinstar Inc.[a,b]	1,126	65,781
Coldwater Creek Inc.[a]	403	1,273
Copart Inc.[a,b]	3,988	136,709
Costco Wholesale Corp.	16,421	1,742,432
Cracker Barrel Old Country Store Inc.	901	72,846
CVS Caremark Corp.	46,500	2,557,035
Darden Restaurants Inc.	4,873	251,837
Dick’s Sporting Goods Inc.	3,685	174,301
DineEquity Inc.	556	38,247
Dollar General Corp.[a]	11,423	577,775
Dollar Tree Inc.[a]	8,545	413,834

Security	Shares	Value

EZCORP Inc. Class A NVS[a]	2,006	$42,728
Family Dollar Stores Inc.	3,582	211,517
Fifth & Pacific Companies Inc.[a]	4,345	82,034
Finish Line Inc. (The) Class A	1,987	38,925
First Cash Financial Services Inc.[a,b]	993	57,932
Foot Locker Inc.	5,665	193,970
Fred’s Inc. Class A	1,158	15,841
GameStop Corp. Class Ab	4,584	128,214
Gap Inc. (The)	11,262	398,675
Genesco Inc.[a,b]	881	52,939
Group 1 Automotive Inc.	804	48,296
Guess? Inc.	2,318	57,556
Haverty Furniture Companies Inc.	682	14,022
Hibbett Sports Inc.[a,b]	990	55,707
Home Depot Inc. (The)	56,492	3,942,012
Hot Topic Inc.	1,634	22,680
HSN Inc.	1,370	75,158
J.C. Penney Co. Inc.[b]	5,402	81,624
Jack in the Box Inc.[a,b]	1,682	58,180
Jos. A. Bank Clothiers Inc.[a,b]	1,017	40,578
Kirkland’s Inc.[a]	674	7,724
Kohl’s Corp.	7,942	366,364
L Brands Inc.	9,041	403,771
Lithia Motors Inc. Class A	820	38,934
Lowe’s Companies Inc.	41,815	1,585,625
Lumber Liquidators Holdings Inc.[a,b]	1,039	72,959
Macy’s Inc.	14,956	625,759
MarineMax Inc.[a,b]	853	11,592
McDonald’s Corp.	37,895	3,777,753
Men’s Wearhouse Inc. (The)	1,880	62,830
MSC Industrial Direct Co. Inc. Class A	1,793	153,804
Nordstrom Inc.	5,749	317,517
O’Reilly Automotive Inc.[a]	4,208	431,530
Office Depot Inc.[a]	11,430	44,920
OfficeMax Inc.	3,183	36,955
Panera Bread Co. Class Aa	1,064	175,815
Papa John’s International Inc.[a,b]	688	42,532
Pep Boys—Manny, Moe & Jack (The)[a]	2,144	25,278
PetMed Express Inc.	711	9,538
PetSmart Inc.	4,054	251,753
PVH Corp.	2,931	313,060
Red Robin Gourmet Burgers Inc.[a,b]	447	20,383
Regis Corp.[b]	2,152	39,145

42	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2013

Security	Shares	Value

Ross Stores Inc.	8,411	$509,875
Ruby Tuesday Inc.[a]	2,304	16,980
rue21 Inc.[a,b]	623	18,310
Ruth’s Hospitality Group Inc.[a,b]	1,375	13,118
Saks Inc.[a,b]	3,839	44,033
Signet Jewelers Ltd.	3,040	203,680
Sonic Automotive Inc. Class A	1,336	29,606
Sonic Corp.[a,b]	2,227	28,684
Stage Stores Inc.	1,314	34,006
Staples Inc.	25,513	342,640
Starbucks Corp.	28,229	1,607,924
Stein Mart Inc.	1,028	8,615
Target Corp.	24,525	1,678,736
Texas Roadhouse Inc.	2,329	47,023
Tiffany & Co.	4,506	313,347
TJX Companies Inc. (The)	27,477	1,284,550
Tractor Supply Co.	2,569	267,510
Tuesday Morning Corp.[a,b]	1,701	13,200
Urban Outfitters Inc.[a]	4,182	162,011
Vitamin Shoppe Inc.[a,b]	1,167	57,008
Wal-Mart Stores Inc.	63,197	4,729,032
Walgreen Co.	32,399	1,544,784
Wendy’s Co. (The)	10,964	62,166
Williams-Sonoma Inc.	3,239	166,873
World Fuel Services Corp.	2,694	107,006
Yum! Brands Inc.	17,064	1,227,584
Zale Corp.[a]	851	3,344
Zumiez Inc.[a,b]	833	19,076

		38,778,901
SAVINGS & LOANS — 0.16%
Astoria Financial Corp.	3,047	30,043
Bank Mutual Corp.	1,693	9,362
Brookline Bancorp Inc.	2,696	24,642
Dime Community Bancshares Inc.	1,037	14,891
First Niagara Financial Group Inc.	13,242	117,324
Hudson City Bancorp Inc.	17,928	154,898
New York Community Bancorp Inc.[b]	16,603	238,253
Northwest Bancshares Inc.	3,883	49,275
Oritani Financial Corp.	1,565	24,242
People’s United Financial Inc.	13,059	175,513
Provident Financial Services Inc.	2,024	30,907
Washington Federal Inc.	3,890	68,075

		937,425

Security	Shares	Value

SEMICONDUCTORS — 2.78%
Advanced Micro Devices Inc.[a,b]	23,715	$60,473
Altera Corp.	12,079	428,442
Analog Devices Inc.	11,603	539,423
Applied Materials Inc.	45,338	611,156
Atmel Corp.[a,b]	16,833	117,158
ATMI Inc.[a,b]	1,190	26,692
Broadcom Corp. Class A	19,851	688,234
Brooks Automation Inc.	2,470	25,145
Cabot Microelectronics Corp.[a]	860	29,885
CEVA Inc.[a,b]	848	13,229
Cirrus Logic Inc.[a,b]	2,527	57,489
Cohu Inc.	960	8,986
Cree Inc.[a]	4,422	241,928
Cypress Semiconductor Corp.	5,165	56,970
Diodes Inc.[a]	1,352	28,365
DSP Group Inc.[a,b]	882	7,118
Entropic Communications Inc.[a,b]	3,317	13,500
Exar Corp.[a,b]	1,657	17,398
Fairchild Semiconductor International Inc.[a]	4,698	66,430
First Solar Inc.[a]	2,221	59,878
GT Advanced Technologies Inc.[a,b]	4,324	14,226
Hittite Microwave Corp.[a,b]	1,022	61,892
Integrated Device Technology Inc.[a,b]	5,500	41,085
Intel Corp.	186,878	4,083,284
International Rectifier Corp.[a,b]	2,559	54,123
Intersil Corp. Class A	4,588	39,961
KLA-Tencor Corp.	6,243	329,256
Kopin Corp.[a,b]	2,564	9,487
Kulicke and Soffa Industries Inc.[a]	3,034	35,073
Lam Research Corp.[a]	6,117	253,611
Linear Technology Corp.	8,723	334,702
LSI Corp.[a]	21,066	142,827
MEMC Electronic Materials Inc.[a,b]	8,588	37,787
Micrel Inc.	1,857	19,517
Microchip Technology Inc.	7,396	271,877
Micron Technology Inc.[a]	38,505	384,280
Microsemi Corp.[a,b]	3,482	80,678
MKS Instruments Inc.	2,072	56,358
Monolithic Power Systems Inc.	1,128	27,489
Nanometrics Inc.[a,b]	698	10,072
NVIDIA Corp.	23,546	301,860
Pericom Semiconductor Corp.[a,b]	892	6,075

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2013

Security	Shares	Value

Power Integrations Inc.	1,060	$46,015
QLogic Corp.[a,b]	3,666	42,526
QUALCOMM Inc.	64,914	4,345,992
Rovi Corp.[a]	3,916	83,842
Rubicon Technology Inc.[a]	684	4,514
Rudolph Technologies Inc.[a,b]	1,172	13,806
Semtech Corp.[a,b]	2,549	90,209
Sigma Designs Inc.[a,b]	1,219	5,937
Silicon Laboratories Inc.[a,b]	1,465	60,592
Skyworks Solutions Inc.[a,b]	7,428	163,639
Supertex Inc.	466	10,350
Teradyne Inc.[a,b]	7,187	116,573
Tessera Technologies Inc.	1,900	35,625
Texas Instruments Inc.	41,894	1,486,399
TriQuint Semiconductor Inc.[a,b]	6,063	30,618
Ultratech Inc.[a]	985	38,937
Veeco Instruments Inc.[a,b]	1,497	57,380
Volterra Semiconductor Corp.[a]	885	12,567
Xilinx Inc.	9,845	375,784

		16,714,724
SHIPBUILDING — 0.02%
Huntington Ingalls Industries Inc.	1,832	97,700

		97,700
SOFTWARE — 3.55%
ACI Worldwide Inc.[a,b]	1,478	72,215
Acxiom Corp.[a,b]	2,816	57,446
Adobe Systems Inc.[a]	18,920	823,209
Advent Software Inc.[a]	1,193	33,368
Akamai Technologies Inc.[a]	6,681	235,772
Allscripts Healthcare Solutions Inc.[a]	6,423	87,289
ANSYS Inc.[a,b]	3,485	283,749
Autodesk Inc.[a]	8,501	350,581
Avid Technology Inc.[a,b]	1,034	6,483
Blackbaud Inc.	1,673	49,571
BMC Software Inc.[a]	4,967	230,121
Bottomline Technologies Inc.[a,b]	1,502	42,822
Broadridge Financial Solutions Inc.	4,653	115,581
CA Inc.	12,598	317,092
Cerner Corp.[a]	5,526	523,589
Citrix Systems Inc.[a]	7,031	507,357
CommVault Systems Inc.[a,b]	1,630	133,627
Computer Programs and Systems Inc.	385	20,832
Compuware Corp.[a]	8,048	100,600

Security	Shares	Value

Concur Technologies Inc.[a,b]	1,709	$117,340
CSG Systems International Inc.[a,b]	1,301	27,568
Digi International Inc.[a]	991	8,850
Digital River Inc.[a]	1,304	18,439
Dun & Bradstreet Corp. (The)	1,546	129,323
Ebix Inc.[b]	1,169	18,961
Electronic Arts Inc.[a]	11,447	202,612
EPIQ Systems Inc.	1,169	16,401
Fair Isaac Corp.	1,296	59,214
Fidelity National Information Services Inc.	11,117	440,456
Fiserv Inc.[a,b]	5,022	441,082
Informatica Corp.[a,b]	4,059	139,914
Interactive Intelligence Group Inc.[a,b]	514	22,796
Intuit Inc.	10,592	695,365
ManTech International Corp. Class Ab	846	22,732
Medidata Solutions Inc.[a,b]	826	47,891
Microsoft Corp.	284,827	8,148,900
MicroStrategy Inc. Class Aa	336	33,963
Monotype Imaging Holdings Inc.	1,360	32,300
MSCI Inc. Class Aa	4,591	155,773
Omnicell Inc.[a,b]	1,208	22,807
Oracle Corp.	139,532	4,512,465
Progress Software Corp.[a,b]	2,183	49,729
PTC Inc.[a]	4,421	112,691
Quality Systems Inc.	1,483	27,109
Red Hat Inc.[a]	7,276	367,875
Salesforce.com Inc.[a]	5,105	912,927
SolarWinds Inc.[a]	2,322	137,230
Solera Holdings Inc.	2,633	153,583
Synchronoss Technologies Inc.[a]	1,005	31,185
SYNNEX Corp.[a,b]	979	36,223
Take-Two Interactive Software Inc.[a]	3,405	54,991
Tyler Technologies Inc.[a,b]	1,034	63,343
VeriFone Systems Inc.[a,b]	4,077	84,312

		21,337,654
STORAGE & WAREHOUSING — 0.01%
Mobile Mini Inc.[a,b]	1,353	39,819

		39,819
TELECOMMUNICATIONS — 3.86%
ADTRAN Inc.	2,378	46,728
Anixter International Inc.	1,018	71,179
ARRIS Group Inc.[a,b]	4,398	75,514
AT&T Inc.	207,489	7,612,771

44	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2013

Security	Shares	Value

Atlantic Tele-Network Inc.	334	$16,202
Black Box Corp.	657	14,329
Cbeyond Inc.[a,b]	1,121	8,329
CenturyLink Inc.	23,725	833,459
Ciena Corp.[a,b]	3,900	62,439
Cincinnati Bell Inc.[a]	7,515	24,499
Cisco Systems Inc.	201,462	4,212,570
Comtech Telecommunications Corp.	710	17,239
Corning Inc.	55,895	745,080
Crown Castle International Corp.[a]	11,076	771,333
Frontier Communications Corp.[b]	37,813	150,496
General Communication Inc. Class Aa,b	1,305	11,967
Harmonic Inc.[a,b]	4,375	25,331
Harris Corp.	4,330	200,652
InterDigital Inc.	1,513	72,367
Ixia[a,b]	2,019	43,691
JDS Uniphase Corp.[a]	8,880	118,726
Juniper Networks Inc.[a]	19,367	359,064
LogMeIn Inc.[a,b]	797	15,318
Lumos Networks Corp.	528	7,117
MetroPCS Communications Inc.[a]	11,969	130,462
Motorola Solutions Inc.	10,463	669,946
NETGEAR Inc.[a,b]	1,507	50,500
NeuStar Inc. Class Aa,b	2,311	107,531
NTELOS Holdings Corp.	459	5,880
Oplink Communications Inc.[a,b]	796	13,054
Plantronics Inc.	1,629	71,985
Polycom Inc.[a]	6,562	72,707
Procera Networks Inc.[a]	716	8,513
RF Micro Devices Inc.[a]	10,240	54,477
Sprint Nextel Corp.[a]	113,134	702,562
Symmetricom Inc.[a]	1,564	7,101
Telephone & Data Systems Inc.	3,846	81,035
Tellabs Inc.	13,434	28,077
tw telecom inc.[a]	5,756	144,994
USA Mobility Inc.	532	7,060
Verizon Communications Inc.	107,998	5,308,102
ViaSat Inc.[a,b]	1,549	75,034
Windstream Corp.	22,290	177,205

		23,232,625
TEXTILES — 0.08%
Cintas Corp.	3,995	176,300
G&K Services Inc. Class A	685	31,174

Security	Shares	Value

Mohawk Industries Inc.[a]	2,192	$247,959
UniFirst Corp.	550	49,775

		505,208
TOYS, GAMES & HOBBIES — 0.13%
Hasbro Inc.	4,334	190,436
JAKKS Pacific Inc.	878	9,210
Mattel Inc.	13,128	574,875

		774,521
TRANSPORTATION — 1.73%
Arkansas Best Corp.	963	11,248
Atlas Air Worldwide Holdings Inc.[a,b]	1,000	40,760
Bristow Group Inc.	1,351	89,085
C.H. Robinson Worldwide Inc.	6,076	361,279
Con-way Inc.	2,196	77,321
CSX Corp.	38,519	948,723
ERA Group Inc.[a]	722	15,162
Expeditors International of Washington Inc.	7,850	280,323
FedEx Corp.	10,993	1,079,513
Forward Air Corp.	1,060	39,527
Genesee & Wyoming Inc. Class Aa	1,873	174,395
Heartland Express Inc.	1,700	22,678
Hub Group Inc. Class Aa,b	1,372	52,767
J.B. Hunt Transport Services Inc.	3,406	253,679
Kansas City Southern Industries Inc.	4,122	457,130
Kirby Corp.[a,b]	2,142	164,506
Knight Transportation Inc.	2,178	35,066
Landstar System Inc.	1,720	98,195
Matson Inc.	1,539	37,859
Norfolk Southern Corp.	11,945	920,721
Old Dominion Freight Line Inc.[a,b]	2,713	103,637
Ryder System Inc.	1,984	118,544
Tidewater Inc.	1,890	95,445
Union Pacific Corp.	17,718	2,523,220
United Parcel Service Inc. Class B	27,077	2,325,914
UTi Worldwide Inc.	3,847	55,704
Werner Enterprises Inc.	1,654	39,928

		10,422,329
TRUCKING & LEASING — 0.02%
GATX Corp.	1,818	94,481

		94,481
WATER — 0.03%
American States Water Co.	693	39,896

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2013

Security	Shares	Value

Aqua America Inc.	5,372	$168,896

		208,792

TOTAL COMMON STOCKS
(Cost: $519,729,640)		600,457,666

SHORT-TERM INVESTMENTS — 2.45%

MONEY MARKET FUNDS — 2.45%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,e,f]	11,057,424	11,057,424
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,e,f]	785,377	785,377
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,e]	2,897,414	2,897,414

		14,740,215

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,740,215)		14,740,215

TOTAL INVESTMENTS IN SECURITIES — 102.26%
(Cost: $534,469,855)		615,197,881
Other Assets, Less Liabilities — (2.26)%		(13,611,504)

NET ASSETS — 100.00%		$601,586,377

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

46	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® RUSSELL 1000 INDEX FUND

March 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.76%

ADVERTISING — 0.16%
Clear Channel Outdoor Holdings Inc. Class Aa	17,995	$134,783
Interpublic Group of Companies Inc. (The)	185,271	2,414,081
Lamar Advertising Co. Class Aa	34,793	1,691,288
Omnicom Group Inc.	121,517	7,157,351

		11,397,503
AEROSPACE & DEFENSE — 1.70%
Alliant Techsystems Inc.	14,742	1,067,763
B/E Aerospace Inc.[a]	43,417	2,617,611
Boeing Co. (The)	335,154	28,772,971
Exelis Inc.	81,333	885,717
General Dynamics Corp.	141,685	9,990,209
L-3 Communications Holdings Inc.	40,362	3,266,093
Lockheed Martin Corp.	117,104	11,302,878
Northrop Grumman Corp.	106,144	7,446,002
Raytheon Co.	149,149	8,768,470
Rockwell Collins Inc.	60,917	3,845,081
Spirit AeroSystems Holdings Inc. Class Aa	51,606	979,998
TransDigm Group Inc.	22,985	3,514,866
Triumph Group Inc.	22,416	1,759,656
United Technologies Corp.	408,238	38,141,676

		122,358,991
AGRICULTURE — 1.81%
Altria Group Inc.	910,051	31,296,654
Archer-Daniels-Midland Co.	293,617	9,903,701
Bunge Ltd.[b]	65,043	4,802,125
Lorillard Inc.	174,580	7,044,303
Philip Morris International Inc.	763,497	70,783,807
Reynolds American Inc.	146,758	6,529,263

		130,359,853
AIRLINES — 0.24%
Copa Holdings SA Class A	15,180	1,815,680
Delta Air Lines Inc.[a]	378,146	6,243,190
Southwest Airlines Co.	325,908	4,393,240
United Continental Holdings Inc.[a,b]	148,166	4,742,794

		17,194,904
APPAREL — 0.62%
Carter’s Inc.[a]	21,829	1,250,147
Coach Inc.	128,106	6,404,019
Deckers Outdoor Corp.[a,b]	15,321	853,226

Security	Shares	Value

Hanesbrands Inc.[a,b]	44,569	$2,030,563
Michael Kors Holdings Ltd.[a]	38,111	2,164,324
Nike Inc. Class B	323,916	19,114,283
Ralph Lauren Corp.	27,457	4,648,745
Under Armour Inc. Class Aa,b	34,879	1,785,805
VF Corp.	39,239	6,582,342

		44,833,454
AUTO MANUFACTURERS — 0.61%
Ford Motor Co.	1,679,493	22,085,333
General Motors Co.[a]	341,642	9,504,481
Navistar International Corp.[a,b]	31,686	1,095,385
Oshkosh Corp.[a]	40,102	1,703,934
PACCAR Inc.	158,979	8,037,978
Tesla Motors Inc.[a,b]	31,598	1,197,248

		43,624,359
AUTO PARTS & EQUIPMENT — 0.43%
Allison Transmission Holdings Inc.	12,369	296,980
BorgWarner Inc.[a]	51,313	3,968,547
Delphi Automotive PLC	146,847	6,520,007
Goodyear Tire & Rubber Co. (The)[a]	107,478	1,355,298
Johnson Controls Inc.	303,848	10,655,949
Lear Corp.	44,252	2,428,107
TRW Automotive Holdings Corp.[a,b]	45,758	2,516,690
Visteon Corp.[a]	22,866	1,319,368
WABCO Holdings Inc.[a]	29,446	2,078,593

		31,139,539
BANKS — 6.79%
Associated Banc-Corp	76,254	1,158,298
Bank of America Corp.	4,824,212	58,758,902
Bank of Hawaii Corp.	20,915	1,062,691
Bank of New York Mellon Corp. (The)	534,905	14,971,991
BB&T Corp.	313,928	9,854,200
BOK Financial Corp.	11,189	697,075
Capital One Financial Corp.	260,195	14,297,715
CapitalSource Inc.	97,660	939,489
CIT Group Inc.[a]	89,385	3,886,460
Citigroup Inc.	1,312,588	58,068,893
City National Corp.	20,599	1,213,487
Comerica Inc.	89,115	3,203,684
Commerce Bancshares Inc.	36,057	1,472,207
Cullen/Frost Bankers Inc.	23,469	1,467,517
East West Bancorp Inc.	65,951	1,692,962
Fifth Third Bancorp	412,906	6,734,497

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

March 31, 2013

Security	Shares	Value

First Citizens BancShares Inc. Class A	2,495	$455,836
First Horizon National Corp.	115,829	1,237,054
First Republic Bank	45,851	1,770,766
Fulton Financial Corp.	87,668	1,025,716
Goldman Sachs Group Inc. (The)	208,291	30,650,021
Huntington Bancshares Inc.	384,218	2,839,371
J.P. Morgan Chase & Co.	1,704,051	80,874,260
KeyCorp	424,036	4,223,399
M&T Bank Corp.	56,763	5,855,671
Morgan Stanley	689,156	15,147,649
Northern Trust Corp.	96,592	5,270,060
PNC Financial Services Group Inc. (The)[c]	236,916	15,754,914
Popular Inc.[a]	46,030	1,270,888
Regions Financial Corp.	627,409	5,138,480
Signature Bank[a,b]	21,906	1,725,317
State Street Corp.	204,433	12,079,946
SunTrust Banks Inc.	241,552	6,959,113
SVB Financial Group[a]	19,945	1,414,898
Synovus Financial Corp.	348,121	964,295
TCF Financial Corp.	69,981	1,046,916
U.S. Bancorp	847,197	28,745,394
Valley National Bancorp	85,727	877,844
Wells Fargo & Co.	2,193,228	81,127,504
Zions Bancorp	80,865	2,020,816

		487,956,196
BEVERAGES — 2.18%
Beam Inc.	70,470	4,477,664
Brown-Forman Corp. Class B NVS	66,730	4,764,522
Coca-Cola Co. (The)	1,739,008	70,325,483
Coca-Cola Enterprises Inc.	124,960	4,613,523
Constellation Brands Inc. Class Aa	65,796	3,134,521
Dr Pepper Snapple Group Inc.	94,427	4,433,348
Green Mountain Coffee Roasters Inc.[a,b]	61,982	3,518,098
Molson Coors Brewing Co. Class B NVS	57,032	2,790,576
Monster Beverage Corp.[a,b]	60,592	2,892,662
PepsiCo Inc.	700,114	55,386,019

		156,336,416
BIOTECHNOLOGY — 2.04%
Alexion Pharmaceuticals Inc.[a]	85,806	7,906,165
Amgen Inc.	347,830	35,656,053

Security	Shares	Value

ARIAD Pharmaceuticals Inc.[a,b]	81,174	$1,468,438
Bio-Rad Laboratories Inc. Class Aa	8,795	1,108,170
Biogen Idec Inc.[a]	107,312	20,701,558
Celgene Corp.[a]	197,171	22,854,091
Charles River Laboratories International Inc.[a]	21,704	960,836
Gilead Sciences Inc.[a]	677,539	33,151,983
Illumina Inc.[a,b]	55,002	2,970,108
Incyte Corp.[a,b]	43,462	1,017,445
Life Technologies Corp.[a]	79,592	5,144,031
Myriad Genetics Inc.[a,b]	36,068	916,127
Regeneron Pharmaceuticals Inc.[a,b]	34,554	6,095,326
United Therapeutics Corp.[a]	21,859	1,330,557
Vertex Pharmaceuticals Inc.[a,b]	95,086	5,227,828

		146,508,716
BUILDING MATERIALS — 0.21%
Armstrong World Industries Inc.	9,147	511,226
Fortune Brands Home & Security Inc.[a]	72,505	2,713,862
Lennox International Inc.	23,502	1,492,142
Martin Marietta Materials Inc.	20,106	2,051,214
Masco Corp.	161,971	3,279,913
Owens Corning[a]	54,958	2,166,994
Vulcan Materials Co.	57,390	2,967,063

		15,182,414
CHEMICALS — 2.44%
Air Products and Chemicals Inc.	94,988	8,275,355
Airgas Inc.	30,569	3,031,222
Albemarle Corp.	40,516	2,533,060
Ashland Inc.	35,302	2,622,939
Cabot Corp.	28,831	986,020
Celanese Corp. Series A	69,708	3,070,637
CF Industries Holdings Inc.	29,497	5,615,344
Cytec Industries Inc.	20,140	1,491,971
Dow Chemical Co. (The)	535,642	17,054,841
E.I. du Pont de Nemours and Co.	419,656	20,630,289
Eastman Chemical Co.	68,858	4,811,108
Ecolab Inc.	115,971	9,298,555
FMC Corp.	61,111	3,485,160
Huntsman Corp.	84,747	1,575,447
International Flavors & Fragrances Inc.	35,801	2,744,863
Intrepid Potash Inc.	23,021	431,874
Kronos Worldwide Inc.[b]	9,515	148,910

2	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

March 31, 2013

Security	Shares	Value

LyondellBasell Industries NV Class A	143,789	$9,100,406
Monsanto Co.	238,695	25,213,353
Mosaic Co. (The)	132,529	7,900,054
NewMarket Corp.	3,989	1,038,576
PPG Industries Inc.	63,129	8,455,498
Praxair Inc.	133,919	14,937,325
Rockwood Holdings Inc.	30,186	1,975,372
RPM International Inc.	58,367	1,843,230
Sherwin-Williams Co. (The)	38,705	6,536,887
Sigma-Aldrich Corp.	54,164	4,207,459
Valspar Corp. (The)	42,199	2,626,888
W.R. Grace & Co.[a]	33,960	2,632,240
Westlake Chemical Corp.	8,898	831,963

		175,106,846
COAL — 0.11%
Alpha Natural Resources Inc.[a,b]	101,203	830,876
CONSOL Energy Inc.	100,763	3,390,675
Peabody Energy Corp.	120,526	2,549,125
Walter Energy Inc.	27,696	789,336

		7,560,012
COMMERCIAL SERVICES — 1.57%
Aaron’s Inc.	33,581	963,103
ADT Corp. (The)	103,201	5,050,657
Alliance Data Systems Corp.[a,b]	22,783	3,688,340
Apollo Group Inc. Class Aa,b	42,825	744,727
Automatic Data Processing Inc.	219,428	14,267,209
Booz Allen Hamilton Holding Corp.	10,292	138,324
CoreLogic Inc.[a]	43,522	1,125,479
DeVry Inc.	30,336	963,168
Equifax Inc.	54,378	3,131,629
FleetCor Technologies Inc.[a,b]	22,073	1,692,337
Gartner Inc.[a,b]	41,191	2,241,202
Genpact Ltd.	55,354	1,006,889
Global Payments Inc.	35,742	1,774,948
H&R Block Inc.	122,387	3,600,626
Hertz Global Holdings Inc.[a,b]	113,281	2,521,635
Iron Mountain Inc.	74,352	2,699,721
ITT Educational Services Inc.[a,b]	10,222	140,859
KAR Auction Services Inc.	12,610	252,578
Lender Processing Services Inc.	38,017	967,913
Manpower Inc.	36,136	2,049,634
MasterCard Inc. Class A	48,523	26,257,251
Moody’s Corp.	88,437	4,715,461
Morningstar Inc.	10,075	704,444

Security	Shares	Value

Paychex Inc.	146,214	$5,127,725
Quanta Services Inc.[a]	94,913	2,712,614
R.R. Donnelley & Sons Co.[b]	82,688	996,390
Robert Half International Inc.	65,044	2,441,101
Rollins Inc.	29,036	712,834
SAIC Inc.	128,784	1,745,023
SEI Investments Co.	62,940	1,815,819
Service Corp. International	98,324	1,644,961
Total System Services Inc.	72,427	1,794,741
Towers Watson & Co. Class A	27,265	1,890,010
United Rentals Inc.[a,b]	42,139	2,316,381
Vantiv Inc. Class Aa,b	18,119	430,145
Verisk Analytics Inc. Class Aa,b	65,796	4,055,007
Weight Watchers International Inc.[b]	12,117	510,247
Western Union Co.	256,080	3,851,443

		112,742,575
COMPUTERS — 5.83%
Accenture PLC Class A	288,269	21,899,796
Apple Inc.	418,575	185,273,852
Brocade Communications Systems Inc.[a]	207,600	1,197,852
Cadence Design Systems Inc.[a,b]	126,026	1,755,542
Cognizant Technology Solutions Corp. Class Aa	135,825	10,405,553
Computer Sciences Corp.	69,153	3,404,402
Dell Inc.	657,349	9,419,811
Diebold Inc.	28,829	874,095
DST Systems Inc.	14,792	1,054,226
EMC Corp.[a]	939,615	22,447,402
Fortinet Inc.[a]	58,774	1,391,768
Fusion-io Inc.[a,b]	30,645	501,659
Hewlett-Packard Co.	885,842	21,118,473
IHS Inc. Class Aa,b	22,247	2,329,706
International Business Machines Corp.	487,955	104,080,802
Jack Henry & Associates Inc.	39,299	1,816,007
Lexmark International Inc. Class A	30,091	794,402
MICROS Systems Inc.[a,b]	36,106	1,643,184
NCR Corp.[a]	69,769	1,922,834
NetApp Inc.[a]	161,809	5,527,396
Riverbed Technology Inc.[a]	73,652	1,098,151
SanDisk Corp.[a]	108,466	5,965,630
Stratasys Ltd.[a,b]	13,230	981,931
Synopsys Inc.[a,b]	68,821	2,469,298
Teradata Corp.[a]	75,012	4,388,952

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

March 31, 2013

Security	Shares	Value

Western Digital Corp.	99,023	$4,978,876

		418,741,600
COSMETICS & PERSONAL CARE — 1.81%
Avon Products Inc.	191,464	3,969,049
Colgate-Palmolive Co.	213,527	25,202,592
Estee Lauder Companies Inc. (The) Class A	103,266	6,612,122
Procter & Gamble Co. (The)	1,226,603	94,522,027

		130,305,790
DISTRIBUTION & WHOLESALE — 0.39%
Arrow Electronics Inc.[a]	46,444	1,886,555
Fastenal Co.	132,625	6,810,294
Fossil Inc.[a]	24,561	2,372,593
Genuine Parts Co.	69,981	5,458,518
Ingram Micro Inc. Class Aa	66,632	1,311,318
LKQ Corp.[a,b]	133,578	2,906,657
W.W. Grainger Inc.	26,271	5,910,449
WESCO International Inc.[a,b]	20,102	1,459,606

		28,115,990
DIVERSIFIED FINANCIAL SERVICES — 2.51%
Affiliated Managers Group Inc.[a]	23,140	3,553,610
Air Lease Corp.[b]	30,660	898,951
American Express Co.	447,936	30,217,762
Ameriprise Financial Inc.	92,648	6,823,525
BlackRock Inc.[c]	56,869	14,608,509
CBOE Holdings Inc.	39,447	1,457,172
Charles Schwab Corp. (The)	480,301	8,496,525
CME Group Inc.	149,406	9,172,034
Discover Financial Services	221,895	9,949,772
E*TRADE Financial Corp.[a]	128,990	1,381,483
Eaton Vance Corp. NVS	52,676	2,203,437
Federated Investors Inc. Class B	39,773	941,427
Franklin Resources Inc.	62,609	9,442,063
Interactive Brokers Group Inc. Class A	16,015	238,784
IntercontinentalExchange Inc.[a]	32,641	5,322,768
Invesco Ltd.	199,789	5,785,889
Janus Capital Group Inc.	81,874	769,616
Lazard Ltd. Class A	52,422	1,789,163
Legg Mason Inc.	59,789	1,922,216
LPL Financial Holdings Inc.	22,866	737,200
NASDAQ OMX Group Inc. (The)	53,470	1,727,081
NYSE Euronext Inc.	112,777	4,357,703
Raymond James Financial Inc.	51,696	2,383,186
SLM Corp.	209,019	4,280,709

Security	Shares	Value

T. Rowe Price Group Inc.	113,726	$8,514,666
TD Ameritrade Holding Corp.	104,189	2,148,377
Visa Inc. Class A	234,059	39,752,580
Waddell & Reed Financial Inc. Class A	37,947	1,661,320

		180,537,528
ELECTRIC — 3.02%
AES Corp. (The)	284,715	3,578,868
Alliant Energy Corp.	49,303	2,474,024
Ameren Corp.	107,629	3,769,168
American Electric Power Co. Inc.	216,475	10,527,179
Calpine Corp.[a]	171,135	3,525,381
CMS Energy Corp.	117,205	3,274,708
Consolidated Edison Inc.	131,215	8,008,051
Dominion Resources Inc.	256,258	14,909,090
DTE Energy Co.	76,711	5,242,430
Duke Energy Corp.	314,927	22,860,551
Edison International	146,176	7,355,576
Entergy Corp.	78,861	4,987,170
Exelon Corp.	382,816	13,199,496
FirstEnergy Corp.	187,346	7,906,001
Great Plains Energy Inc.	59,812	1,387,040
Hawaiian Electric Industries Inc.	41,999	1,163,792
Integrys Energy Group Inc.	34,918	2,030,831
ITC Holdings Corp.	22,688	2,025,131
MDU Resources Group Inc.	84,245	2,105,283
National Fuel Gas Co.	32,238	1,977,801
NextEra Energy Inc.	187,098	14,533,773
Northeast Utilities	140,950	6,125,687
NRG Energy Inc.	144,117	3,817,659
NV Energy Inc.	105,131	2,105,774
OGE Energy Corp.	43,561	3,048,399
Pepco Holdings Inc.	100,524	2,151,214
PG&E Corp.	189,110	8,421,068
Pinnacle West Capital Corp.	48,514	2,808,475
PPL Corp.	259,607	8,128,295
Public Service Enterprise Group Inc.	227,216	7,802,597
SCANA Corp.	53,201	2,721,763
Southern Co. (The)	389,152	18,259,012
TECO Energy Inc.	95,917	1,709,241
Westar Energy Inc.	56,716	1,881,837
Wisconsin Energy Corp.	103,893	4,455,971
Xcel Energy Inc.	218,030	6,475,491

		216,753,827

4	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

March 31, 2013

Security	Shares	Value

ELECTRICAL COMPONENTS & EQUIPMENT — 0.44%
AMETEK Inc.	107,162	$4,646,544
Emerson Electric Co.	328,607	18,359,273
Energizer Holdings Inc.	27,909	2,783,365
General Cable Corp.[a,b]	22,921	839,596
GrafTech International Ltd.[a,b]	56,382	433,014
Hubbell Inc. Class B	26,860	2,608,375
Molex Inc.	60,427	1,769,302

		31,439,469
ELECTRONICS — 1.14%
Agilent Technologies Inc.	156,396	6,563,940
Amphenol Corp. Class A	72,196	5,389,431
Avnet Inc.[a]	60,405	2,186,661
AVX Corp.	21,091	250,983
FLIR Systems Inc.	64,721	1,683,393
Garmin Ltd.	47,964	1,584,731
Gentex Corp.	63,597	1,272,576
Honeywell International Inc.	348,621	26,268,592
Itron Inc.[a]	17,822	826,941
Jabil Circuit Inc.	83,622	1,545,335
Mettler-Toledo International Inc.[a,b]	14,274	3,043,502
National Instruments Corp.	43,135	1,412,671
PerkinElmer Inc.	49,951	1,680,352
Tech Data Corp.[a]	17,329	790,376
Thermo Fisher Scientific Inc.	164,929	12,615,419
Trimble Navigation Ltd.[a,b]	113,035	3,386,529
Tyco International Ltd.	206,397	6,604,704
Vishay Intertechnology Inc.[a,b]	58,902	801,656
Waters Corp.[a]	39,590	3,717,897

		81,625,689
ENGINEERING & CONSTRUCTION — 0.25%
AECOM Technology Corp.[a]	46,667	1,530,678
Chicago Bridge & Iron Co. NV	47,908	2,975,087
Engility Holdings Inc.[a,b]	7,179	172,152
Fluor Corp.	75,351	4,998,032
Jacobs Engineering Group Inc.[a]	58,442	3,286,778
KBR Inc.	67,661	2,170,565
McDermott International Inc.[a]	103,047	1,132,486
URS Corp.	34,543	1,637,684

		17,903,462
ENTERTAINMENT — 0.13%
Bally Technologies Inc.[a,b]	18,274	949,700
Cinemark Holdings Inc.	51,831	1,525,905
Dolby Laboratories Inc. Class A	21,439	719,493

Security	Shares	Value

DreamWorks Animation SKG Inc. Class Aa,b	31,445	$596,197
International Game Technology	119,435	1,970,677
Madison Square Garden Inc. Class Aa	26,538	1,528,589
Penn National Gaming Inc.[a]	29,854	1,624,953
Regal Entertainment Group Class Ab	35,439	590,768

		9,506,282
ENVIRONMENTAL CONTROL — 0.29%
Clean Harbors Inc.[a,b]	24,031	1,395,961
Covanta Holding Corp.	50,262	1,012,779
Republic Services Inc.	135,126	4,459,158
Stericycle Inc.[a]	38,299	4,066,588
Waste Connections Inc.	54,749	1,969,869
Waste Management Inc.	206,385	8,092,356

		20,996,711
FOOD — 1.91%
Campbell Soup Co.	78,755	3,572,327
ConAgra Foods Inc.	185,150	6,630,221
Dean Foods Co.[a]	80,529	1,459,991
Flowers Foods Inc.	49,120	1,618,013
Fresh Market Inc. (The)[a,b]	12,469	533,299
General Mills Inc.	289,967	14,298,273
H.J. Heinz Co.	143,723	10,386,861
Hershey Co. (The)	66,867	5,852,868
Hillshire Brands Co.	52,796	1,855,779
Hormel Foods Corp.	61,081	2,523,867
Ingredion Inc.	34,095	2,465,750
J.M. Smucker Co. (The)	49,941	4,952,150
Kellogg Co.	107,738	6,941,559
Kraft Foods Group Inc.	265,175	13,664,468
Kroger Co. (The)	235,109	7,791,512
McCormick & Co. Inc. NVS	59,967	4,410,573
Mondelez International Inc. Class A	793,239	24,281,046
Safeway Inc.	107,623	2,835,866
Smithfield Foods Inc.[a]	63,089	1,670,597
Sysco Corp.	262,563	9,234,341
Tyson Foods Inc. Class A	128,534	3,190,214
WhiteWave Foods Co. Class Aa,b	10,510	179,406
Whole Foods Market Inc.	81,985	7,112,199

		137,461,180
FOREST PRODUCTS & PAPER — 0.18%
Domtar Corp.	16,168	1,254,960
International Paper Co.	196,210	9,139,462

SCHEDULES OF INVESTMENTS	5

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

March 31, 2013

Security	Shares	Value

MeadWestvaco Corp.	78,496	$2,849,405

		13,243,827
GAS — 0.36%
AGL Resources Inc.	51,662	2,167,221
Atmos Energy Corp.	39,719	1,695,604
CenterPoint Energy Inc.	192,757	4,618,458
NiSource Inc.	138,345	4,059,042
Questar Corp.	78,211	1,902,874
Sempra Energy	107,628	8,603,782
UGI Corp.	49,919	1,916,391
Vectren Corp.	35,889	1,271,188

		26,234,560
HAND & MACHINE TOOLS — 0.18%
Kennametal Inc.	36,600	1,428,864
Lincoln Electric Holdings Inc.	37,641	2,039,389
Regal Beloit Corp.	18,736	1,528,108
Snap-on Inc.	25,971	2,147,802
Stanley Black & Decker Inc.	71,729	5,807,897

		12,952,060
HEALTH CARE — PRODUCTS — 1.93%
Alere Inc.[a]	34,489	880,504
Baxter International Inc.	246,649	17,916,583
Becton, Dickinson and Co.	90,749	8,676,512
Boston Scientific Corp.[a]	607,386	4,743,685
Bruker Corp.[a,b]	39,598	756,322
C.R. Bard Inc.	37,197	3,748,714
CareFusion Corp.[a]	99,246	3,472,617
Cooper Companies Inc. (The)	21,605	2,330,747
Covidien PLC	216,293	14,673,317
Edwards Lifesciences Corp.[a]	50,973	4,187,942
Henry Schein Inc.[a,b]	40,674	3,764,379
Hill-Rom Holdings Inc.	27,728	976,580
Hologic Inc.[a,b]	120,134	2,715,028
Hospira Inc.[a,b]	74,571	2,448,166
IDEXX Laboratories Inc.[a,b]	24,469	2,260,691
Intuitive Surgical Inc.[a]	17,795	8,740,726
Medtronic Inc.	464,233	21,800,382
QIAGEN NVa	107,398	2,263,950
ResMed Inc.[b]	64,786	3,003,479
Sirona Dental Systems Inc.[a]	24,477	1,804,689
St. Jude Medical Inc.	126,568	5,118,410
Stryker Corp.	138,061	9,007,100
TECHNE Corp.	16,294	1,105,548
Teleflex Inc.	18,786	1,587,605
Thoratec Corp.[a,b]	25,283	948,112

Security	Shares	Value

Varian Medical Systems Inc.[a]	49,692	$3,577,824
Zimmer Holdings Inc.	78,491	5,904,093

		138,413,705
HEALTH CARE — SERVICES — 1.26%
Aetna Inc.	146,819	7,505,387
Brookdale Senior Living Inc.[a,b]	42,816	1,193,710
Cigna Corp.	128,817	8,034,316
Community Health Systems Inc.	41,627	1,972,703
Covance Inc.[a,b]	24,568	1,825,894
Coventry Health Care Inc.	59,854	2,814,934
DaVita HealthCare Partners Inc.[a]	42,324	5,019,203
HCA Holdings Inc.	74,039	3,008,205
Health Management Associates Inc. Class Aa,b	117,759	1,515,558
Health Net Inc.[a]	36,888	1,055,735
Humana Inc.	72,751	5,027,822
Laboratory Corp. of America Holdings[a]	43,152	3,892,310
LifePoint Hospitals Inc.[a,b]	21,382	1,036,172
MEDNAX Inc.[a,b]	22,476	2,014,524
Quest Diagnostics Inc.	70,353	3,971,427
Tenet Healthcare Corp.[a]	47,227	2,247,061
UnitedHealth Group Inc.	464,154	26,554,250
Universal Health Services Inc. Class B	40,353	2,577,346
WellPoint Inc.	136,341	9,029,864

		90,296,421
HOLDING COMPANIES — DIVERSIFIED — 0.11%
American Capital Ltd.[a]	142,843	2,084,794
Ares Capital Corp.	110,932	2,007,869
Leucadia National Corp.	141,285	3,875,447

		7,968,110
HOME BUILDERS — 0.20%
D.R. Horton Inc.	124,861	3,034,122
Lennar Corp. Class A	71,577	2,969,014
NVR Inc.[a]	2,252	2,432,408
PulteGroup Inc.[a]	151,464	3,065,631
Thor Industries Inc.	19,349	711,850
Toll Brothers Inc.[a]	64,556	2,210,398

		14,423,423
HOME FURNISHINGS — 0.10%
Harman International Industries Inc.	30,754	1,372,551
Tempur-Pedic International Inc.[a,b]	27,445	1,362,095

6	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

March 31, 2013

Security	Shares	Value

Whirlpool Corp.	34,927	$4,137,453

		6,872,099
HOUSEHOLD PRODUCTS & WARES — 0.47%
Avery Dennison Corp.	47,425	2,042,595
Church & Dwight Co. Inc.	61,870	3,998,658
Clorox Co. (The)	57,982	5,133,146
Jarden Corp.[a]	54,522	2,336,268
Kimberly-Clark Corp.	175,691	17,214,204
Scotts Miracle-Gro Co. (The) Class A	18,955	819,614
Tupperware Brands Corp.	25,539	2,087,558

		33,632,043
HOUSEWARES — 0.06%
Newell Rubbermaid Inc.	129,570	3,381,777
Toro Co. (The)	27,406	1,261,772

		4,643,549
INSURANCE — 4.08%
ACE Ltd.	151,628	13,490,343
Aflac Inc.	209,610	10,903,912
Alleghany Corp.[a]	7,564	2,994,739
Allied World Assurance Co. Holdings Ltd.	16,704	1,548,795
Allstate Corp. (The)	219,886	10,789,806
American Financial Group Inc.	36,146	1,712,597
American International Group Inc.[a]	287,917	11,176,938
American National Insurance Co.	2,984	259,220
Aon PLC	145,548	8,951,202
Arch Capital Group Ltd.[a,b]	61,260	3,220,438
Arthur J. Gallagher & Co.	54,103	2,234,995
Aspen Insurance Holdings Ltd.	31,118	1,200,532
Assurant Inc.	36,260	1,632,063
Assured Guaranty Ltd.	76,377	1,574,130
Axis Capital Holdings Ltd.	46,870	1,950,729
Berkshire Hathaway Inc. Class Ba	797,204	83,068,657
Brown & Brown Inc.	51,143	1,638,622
Chubb Corp. (The)	120,362	10,535,286
Cincinnati Financial Corp.	65,082	3,071,220
CNA Financial Corp.	11,721	383,159
Endurance Specialty Holdings Ltd.	19,083	912,358
Erie Indemnity Co. Class A	12,026	908,324
Everest Re Group Ltd.	23,664	3,073,007
Fidelity National Financial Inc. Class A	99,609	2,513,135
Genworth Financial Inc. Class Aa	224,215	2,242,150

Security	Shares	Value

Hanover Insurance Group Inc. (The)	20,026	$994,892
Hartford Financial Services Group Inc. (The)	198,151	5,112,296
HCC Insurance Holdings Inc.	46,269	1,944,686
Kemper Corp.	22,096	720,551
Lincoln National Corp.	127,168	4,146,948
Loews Corp.	139,065	6,128,595
Markel Corp.[a]	4,308	2,169,078
Marsh & McLennan Companies Inc.	245,334	9,315,332
MBIA Inc.[a]	64,953	667,067
Mercury General Corp.	12,759	483,949
MetLife Inc.	381,684	14,511,626
Old Republic International Corp.	113,971	1,448,571
PartnerRe Ltd.	27,625	2,572,164
Principal Financial Group Inc.	135,325	4,605,110
ProAssurance Corp.	27,668	1,309,526
Progressive Corp. (The)	272,439	6,884,534
Protective Life Corp.	36,262	1,298,180
Prudential Financial Inc.	209,673	12,368,610
Reinsurance Group of America Inc.	32,953	1,966,305
RenaissanceRe Holdings Ltd.	19,785	1,820,022
StanCorp Financial Group Inc.	19,919	851,736
Torchmark Corp.	41,776	2,498,205
Travelers Companies Inc. (The)	173,483	14,605,534
Unum Group	120,768	3,411,696
Validus Holdings Ltd.	46,160	1,724,999
W.R. Berkley Corp.	50,552	2,242,992
White Mountains Insurance Group Ltd.[b]	2,521	1,429,710
XL Group PLC	131,907	3,996,782

		293,216,053
INTERNET — 3.39%
Amazon.com Inc.[a]	162,010	43,174,045
AOL Inc.[a]	34,371	1,322,940
eBay Inc.[a]	517,992	28,085,526
Equinix Inc.[a]	21,518	4,654,559
Expedia Inc.	38,556	2,313,746
F5 Networks Inc.[a]	35,190	3,134,725
Facebook Inc. Class Aa	188,254	4,815,537
Google Inc. Class Aa	115,880	92,012,196
Groupon Inc.[a,b]	17,776	108,789
HomeAway Inc.[a,b]	14,952	485,940
IAC/InterActiveCorp	35,006	1,564,068
Liberty Interactive Corp. Series Aa	250,024	5,345,513

SCHEDULES OF INVESTMENTS	7

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

March 31, 2013

Security	Shares	Value

Liberty Ventures Series Aa	16,746	$1,265,663
LinkedIn Corp. Class Aa	29,238	5,147,642
Netflix Inc.[a]	25,066	4,747,751
Pandora Media Inc.[a,b]	46,626	660,224
Priceline.com Inc.[a]	22,258	15,311,946
Rackspace Hosting Inc.[a,b]	48,906	2,468,775
Splunk Inc.[a,b]	7,356	294,461
Symantec Corp.[a]	321,254	7,928,549
TIBCO Software Inc.[a]	74,012	1,496,523
TripAdvisor Inc.[a]	38,633	2,029,005
VeriSign Inc.[a]	70,622	3,339,008
Yahoo! Inc.[a]	492,766	11,594,784
Zynga Inc. Class Aa,b	54,476	183,039

		243,484,954
IRON & STEEL — 0.23%
Allegheny Technologies Inc.	47,230	1,497,663
Carpenter Technology Corp.	19,296	951,100
Cliffs Natural Resources Inc.	71,417	1,357,637
Commercial Metals Co.	50,759	804,530
Nucor Corp.	142,358	6,569,822
Reliance Steel & Aluminum Co.	33,410	2,377,790
Steel Dynamics Inc.	95,953	1,522,774
United States Steel Corp.[b]	64,148	1,250,886

		16,332,202
LEISURE TIME — 0.24%
Carnival Corp.	185,240	6,353,732
Harley-Davidson Inc.	103,177	5,499,334
Norwegian Cruise Line Holdings Ltd.[a]	12,115	359,210
Polaris Industries Inc.	28,839	2,667,319
Royal Caribbean Cruises Ltd.	68,030	2,259,957

		17,139,552
LODGING — 0.45%
Choice Hotels International Inc.	12,486	528,283
Hyatt Hotels Corp. Class Aa	21,241	918,248
Las Vegas Sands Corp.	178,198	10,041,457
Marriott International Inc. Class A	107,375	4,534,446
MGM Resorts International[a]	178,410	2,346,092
Starwood Hotels & Resorts Worldwide Inc.	88,383	5,632,649
Wyndham Worldwide Corp.	61,161	3,943,661
Wynn Resorts Ltd.	35,648	4,461,704

		32,406,540

Security	Shares	Value

MACHINERY — 1.23%
AGCO Corp.	44,235	$2,305,528
Babcock & Wilcox Co. (The)	51,734	1,469,763
Caterpillar Inc.	291,842	25,381,499
CNH Global NV	13,384	553,027
Cummins Inc.	85,735	9,928,970
Deere & Co.	178,260	15,326,795
Flowserve Corp.	21,541	3,612,641
Gardner Denver Inc.	22,949	1,723,699
Graco Inc.	26,691	1,548,879
IDEX Corp.	36,902	1,971,305
Joy Global Inc.	47,994	2,856,603
Manitowoc Co. Inc. (The)	57,983	1,192,130
Nordson Corp.	28,897	1,905,757
Rockwell Automation Inc.	63,590	5,490,997
Roper Industries Inc.	43,644	5,556,318
Terex Corp.[a]	50,649	1,743,339
Wabtec Corp.	21,575	2,203,023
Xylem Inc.	81,563	2,247,876
Zebra Technologies Corp. Class Aa,b	24,141	1,137,765

		88,155,914
MANUFACTURING — 3.21%
3M Co.	310,308	32,988,843
AptarGroup Inc.	30,028	1,722,106
Carlisle Companies Inc.	28,425	1,926,931
Colfax Corp.[a,b]	19,880	925,215
Crane Co.	21,419	1,196,465
Danaher Corp.	260,221	16,172,735
Donaldson Co. Inc.	67,521	2,443,585
Dover Corp.	76,887	5,603,525
Eaton Corp. PLC	206,920	12,673,850
General Electric Co.	4,742,958	109,657,189
Harsco Corp.	35,415	877,230
Illinois Tool Works Inc.	180,244	10,984,069
Ingersoll-Rand PLC	133,147	7,324,416
ITT Corp.	40,308	1,145,956
Leggett & Platt Inc.	63,856	2,157,056
Pall Corp.	51,875	3,546,694
Parker Hannifin Corp.	67,998	6,227,257
Pentair Ltd. Registered	94,854	5,003,549
Polypore International Inc.[a,b]	21,061	846,231
SPX Corp.	21,024	1,660,055
Textron Inc.	126,578	3,773,290
Trinity Industries Inc.	35,185	1,594,936

		230,451,183

8	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

March 31, 2013

Security	Shares	Value

MEDIA — 3.67%
AMC Networks Inc. Class Aa	26,205	$1,655,632
Cablevision NY Group Class A	88,087	1,317,782
CBS Corp. Class B NVS	290,833	13,578,993
Charter Communications Inc. Class Aa,b	22,239	2,316,859
Comcast Corp. Class A	1,202,200	50,504,422
DIRECTV[a]	256,537	14,522,560
Discovery Communications Inc. Series Aa,b	107,332	8,451,322
DISH Network Corp. Class A	92,341	3,499,724
FactSet Research Systems Inc.[b]	20,444	1,893,114
Gannett Co. Inc.	107,166	2,343,720
John Wiley & Sons Inc. Class A	20,551	800,667
Liberty Global Inc. Series Aa,b	117,188	8,601,599
Liberty Media Corp.[a]	48,399	5,402,780
McGraw-Hill Companies Inc. (The)	125,562	6,539,269
News Corp. Class A NVS	936,845	28,592,509
Nielsen Holdings NV	54,679	1,958,602
Scripps Networks Interactive Inc. Class A	37,688	2,424,846
Sirius XM Radio Inc.	1,693,682	5,216,541
Starz Liberty Capital Series Aa	48,399	1,072,038
Thomson Reuters Corp.	165,399	5,372,159
Time Warner Cable Inc.	132,278	12,706,625
Time Warner Inc.	429,730	24,761,043
Viacom Inc. Class B NVS	221,550	13,640,833
Walt Disney Co. (The)	800,330	45,458,744
Washington Post Co. (The) Class B	1,894	846,618

		263,479,001
METAL FABRICATE & HARDWARE — 0.23%
Precision Castparts Corp.	65,108	12,345,779
Timken Co. (The)	38,548	2,181,046
Valmont Industries Inc.	10,712	1,684,676

		16,211,501
MINING — 0.48%
Alcoa Inc.	481,220	4,099,995
Allied Nevada Gold Corp.[a,b]	41,324	680,193
Compass Minerals International Inc.	14,397	1,135,923
Freeport-McMoRan Copper & Gold Inc.	425,500	14,084,050
Molycorp Inc.[a,b]	42,881	222,981

Security	Shares	Value

Newmont Mining Corp.	219,987	$9,215,256
Royal Gold Inc.	28,611	2,032,239
Southern Copper Corp.	72,281	2,715,597
Tahoe Resources Inc.[a]	36,824	647,734

		34,833,968
OFFICE & BUSINESS EQUIPMENT — 0.08%
Pitney Bowes Inc.	75,179	1,117,160
Xerox Corp.	568,484	4,888,962

		6,006,122
OIL & GAS — 8.16%
Anadarko Petroleum Corp.	223,472	19,542,626
Apache Corp.	175,373	13,531,781
Atwood Oceanics Inc.[a,b]	24,915	1,309,034
Cabot Oil & Gas Corp.	94,456	6,386,170
Cheniere Energy Inc.[a,b]	95,614	2,677,192
Chesapeake Energy Corp.	297,523	6,072,444
Chevron Corp.	883,062	104,925,427
Cimarex Energy Co.	38,083	2,872,982
Cobalt International Energy Inc.[a]	82,672	2,331,350
Concho Resources Inc.[a]	46,986	4,577,846
ConocoPhillips	565,542	33,989,074
Continental Resources Inc.[a]	18,448	1,603,685
Denbury Resources Inc.[a]	176,956	3,300,229
Devon Energy Corp.	180,318	10,173,542
Diamond Offshore Drilling Inc.	30,674	2,133,683
Energen Corp.	32,169	1,673,110
EOG Resources Inc.	120,672	15,454,463
EQT Corp.	59,346	4,020,692
EXCO Resources Inc.	60,600	432,078
Exxon Mobil Corp.	2,093,257	188,623,388
Helmerich & Payne Inc.	42,381	2,572,527
Hess Corp.	136,565	9,779,420
HollyFrontier Corp.	92,629	4,765,762
Kosmos Energy Ltd.[a,b]	32,586	368,222
Laredo Petroleum Holdings Inc.[a,b]	9,079	166,055
Marathon Oil Corp.	316,933	10,686,981
Marathon Petroleum Corp.	152,965	13,705,664
Murphy Oil Corp.	87,175	5,555,663
Nabors Industries Ltd.	127,591	2,069,526
Newfield Exploration Co.[a]	60,132	1,348,159
Noble Energy Inc.	79,479	9,192,541
Occidental Petroleum Corp.	362,752	28,428,874
Patterson-UTI Energy Inc.	65,318	1,557,181
Phillips 66	279,652	19,567,250

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

March 31, 2013

Security	Shares	Value

Pioneer Natural Resources Co.	59,852	$7,436,611
Plains Exploration & Production Co.[a]	56,934	2,702,657
QEP Resources Inc.	78,622	2,503,325
Range Resources Corp.	72,999	5,915,839
Rowan Companies PLC[a]	56,463	1,996,532
SandRidge Energy Inc.[a,b]	220,286	1,160,907
SM Energy Co.	28,342	1,678,413
Southwestern Energy Co.[a]	157,254	5,859,284
Tesoro Corp.	63,397	3,711,894
Ultra Petroleum Corp.[a,b]	68,818	1,383,242
Unit Corp.[a]	22,039	1,003,876
Valero Energy Corp.	248,348	11,297,351
Whiting Petroleum Corp.[a]	52,178	2,652,730
WPX Energy Inc.[a]	91,317	1,462,898

		586,160,180
OIL & GAS SERVICES — 1.51%
Baker Hughes Inc.	196,948	9,140,357
Cameron International Corp.[a]	110,391	7,197,493
CARBO Ceramics Inc.	8,474	771,727
Dresser-Rand Group Inc.[a,b]	33,446	2,062,281
FMC Technologies Inc.[a,b]	106,309	5,782,147
Halliburton Co.	412,874	16,684,238
MRC Global Inc.[a,b]	10,679	351,660
National Oilwell Varco Inc.	190,755	13,495,916
Oceaneering International Inc.	48,292	3,207,072
Oil States International Inc.[a,b]	24,483	1,997,078
RPC Inc.	28,395	430,752
Schlumberger Ltd.	597,135	44,719,440
SEACOR Holdings Inc.	9,474	698,044
Superior Energy Services Inc.[a]	72,102	1,872,489

		108,410,694
PACKAGING & CONTAINERS — 0.28%
Ball Corp.	69,367	3,300,482
Bemis Co. Inc.	46,386	1,872,139
Crown Holdings Inc.[a]	66,329	2,759,950
Greif Inc. Class A	13,950	747,999
Owens-Illinois Inc.[a]	73,273	1,952,725
Packaging Corp. of America	44,847	2,012,285
Rock-Tenn Co. Class A	32,079	2,976,610
Sealed Air Corp.	88,679	2,138,051
Silgan Holdings Inc.	20,067	948,166
Sonoco Products Co.	44,492	1,556,775

		20,265,182

Security	Shares	Value

PHARMACEUTICALS — 6.70%
Abbott Laboratories	704,029	$24,866,304
AbbVie Inc.	703,837	28,702,473
Actavis Inc.[a]	57,388	5,286,009
Allergan Inc.	136,075	15,190,052
AmerisourceBergen Corp.	106,134	5,460,594
BioMarin Pharmaceutical Inc.[a,b]	54,843	3,414,525
Bristol-Myers Squibb Co.	755,563	31,121,640
Cardinal Health Inc.	154,260	6,420,301
Catamaran Corp.[a,b]	91,642	4,859,775
DENTSPLY International Inc.	62,512	2,651,759
Eli Lilly and Co.	458,498	26,038,101
Endo Health Solutions Inc.[a]	51,878	1,595,767
Express Scripts Holding Co.[a]	360,478	20,781,557
Forest Laboratories Inc.[a]	118,406	4,504,164
Herbalife Ltd.[b]	49,439	1,851,491
Johnson & Johnson	1,229,407	100,233,553
McKesson Corp.	105,362	11,374,882
Mead Johnson Nutrition Co. Class A	90,828	7,034,629
Medivation Inc.[a,b]	32,604	1,524,889
Merck & Co. Inc.	1,361,564	60,221,976
Mylan Inc.[a]	181,503	5,252,697
Omnicare Inc.	46,840	1,907,325
Onyx Pharmaceuticals Inc.[a,b]	32,075	2,850,185
Patterson Companies Inc.	41,352	1,573,030
Perrigo Co.	41,793	4,962,083
Pfizer Inc.	3,352,048	96,740,105
Salix Pharmaceuticals Ltd.[a,b]	26,123	1,336,975
VCA Antech Inc.[a]	38,039	893,536
Warner Chilcott PLC Class A	74,695	1,012,117
Zoetis Inc.[a]	44,333	1,480,722

		481,143,216
PIPELINES — 0.46%
Kinder Morgan Inc.	217,820	8,425,278
ONEOK Inc.	92,648	4,416,530
Spectra Energy Corp.	291,702	8,969,836
Williams Companies Inc. (The)	300,839	11,269,429

		33,081,073
REAL ESTATE — 0.14%
Alexander & Baldwin Inc.[a]	18,314	654,726
CBRE Group Inc. Class Aa	147,092	3,714,073
Forest City Enterprises Inc. Class Aa	67,025	1,191,034
Howard Hughes Corp. (The)[a]	12,414	1,040,417

10	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

March 31, 2013

Security	Shares	Value

Jones Lang LaSalle Inc.	19,983	$1,986,510
Realogy Holdings Corp.[a]	22,005	1,074,724
St. Joe Co. (The)[a,b]	29,066	617,653

		10,279,137
REAL ESTATE INVESTMENT TRUSTS — 3.19%
Alexandria Real Estate Equities Inc.	27,480	1,950,530
American Campus Communities Inc.	46,203	2,094,844
American Capital Agency Corp.	177,415	5,815,664
American Tower Corp.	176,994	13,614,379
Annaly Capital Management Inc.	435,393	6,918,395
Apartment Investment and Management Co. Class Ab	63,989	1,961,903
AvalonBay Communities Inc.	51,059	6,467,644
BioMed Realty Trust Inc.	75,722	1,635,595
Boston Properties Inc.	66,913	6,762,228
Brandywine Realty Trust	61,647	915,458
BRE Properties Inc. Class A	33,601	1,635,697
Camden Property Trust	37,816	2,597,203
CBL & Associates Properties Inc.[b]	66,922	1,579,359
Chimera Investment Corp.	451,280	1,439,583
CommonWealth REIT	52,948	1,188,153
Corporate Office Properties Trust	36,182	965,336
Corrections Corp. of America	44,166	1,725,566
DDR Corp.[b]	106,240	1,850,701
Digital Realty Trust Inc.[b]	57,462	3,844,782
Douglas Emmett Inc.[b]	61,593	1,535,514
Duke Realty Corp.	143,295	2,433,149
Equity Lifestyle Properties, Inc.	18,618	1,429,862
Equity Residential	144,851	7,975,496
Essex Property Trust Inc.[b]	17,000	2,559,860
Extra Space Storage Inc.	49,313	1,936,522
Federal Realty Investment Trust	28,781	3,109,499
General Growth Properties Inc.	235,325	4,678,261
Hatteras Financial Corp.	44,011	1,207,222
HCP Inc.	201,956	10,069,526
Health Care REIT Inc.	115,465	7,841,228
Home Properties Inc.[b]	23,337	1,480,033
Hospitality Properties Trust	62,533	1,715,906
Host Hotels & Resorts Inc.[b]	321,537	5,623,682
Kilroy Realty Corp.	33,400	1,750,160
Kimco Realty Corp.[b]	180,661	4,046,806
Liberty Property Trust	46,117	1,833,151
Macerich Co. (The)[b]	59,886	3,855,461
Mack-Cali Realty Corp.	38,258	1,094,561
MFA Financial Inc.	160,745	1,498,143

Security	Shares	Value

Mid-America Apartment Communities Inc.	18,455	$1,274,502
National Retail Properties Inc.[b]	51,826	1,874,546
Piedmont Office Realty Trust Inc. Class A	76,053	1,489,878
Plum Creek Timber Co. Inc.[b]	71,864	3,751,301
Post Properties Inc.	24,377	1,148,157
Prologis Inc.	206,119	8,240,638
Public Storage	63,744	9,709,486
Rayonier Inc.	55,482	3,310,611
Realty Income Corp.	87,788	3,981,186
Regency Centers Corp.	39,552	2,092,696
Retail Properties of America Inc. Class Ab	39,257	581,004
Senior Housing Properties Trust	83,908	2,251,252
Simon Property Group Inc.	135,838	21,538,473
SL Green Realty Corp.	40,022	3,446,294
Tanger Factory Outlet Centers Inc.[b]	41,724	1,509,574
Taubman Centers Inc.	26,378	2,048,515
UDR Inc.	110,818	2,680,687
Ventas Inc.	129,130	9,452,316
Vornado Realty Trust	82,932	6,936,432
Weingarten Realty Investors[b]	53,107	1,675,526
Weyerhaeuser Co.	239,309	7,509,516

		229,139,652
RETAIL — 6.22%
Abercrombie & Fitch Co. Class A	36,068	1,666,342
Advance Auto Parts Inc.	32,757	2,707,366
American Eagle Outfitters Inc.	85,889	1,606,124
Ascena Retail Group Inc.[a,b]	55,409	1,027,837
AutoNation Inc.[a]	16,711	731,106
AutoZone Inc.[a,b]	16,145	6,405,852
Bed Bath & Beyond Inc.[a]	104,466	6,729,700
Best Buy Co. Inc.	119,696	2,651,266
Big Lots Inc.[a,b]	26,543	936,172
Brinker International Inc.	31,684	1,192,903
CarMax Inc.[a]	102,971	4,293,891
Chico’s FAS Inc.	72,943	1,225,442
Chipotle Mexican Grill Inc.[a,b]	14,146	4,609,757
Copart Inc.[a,b]	45,287	1,552,438
Costco Wholesale Corp.	194,004	20,585,764
CVS Caremark Corp.	573,140	31,516,969
Darden Restaurants Inc.	56,837	2,937,336
Dick’s Sporting Goods Inc.	41,483	1,962,146
Dillard’s Inc. Class A	13,701	1,076,214

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

March 31, 2013

Security	Shares	Value

Dollar General Corp.[a]	82,618	$4,178,818
Dollar Tree Inc.[a]	104,618	5,066,650
DSW Inc. Class A	14,939	953,108
Dunkin’ Brands Group Inc.	31,840	1,174,259
Family Dollar Stores Inc.	43,077	2,543,697
Foot Locker Inc.	68,845	2,357,253
GameStop Corp. Class A	56,807	1,588,892
Gap Inc. (The)	135,007	4,779,248
GNC Holdings Inc. Class A	30,811	1,210,256
Guess? Inc.	28,547	708,822
Home Depot Inc. (The)	685,309	47,820,862
J.C. Penney Co. Inc.[b]	72,948	1,102,244
Kohl’s Corp.	103,784	4,787,556
L Brands Inc.	107,614	4,806,041
Lowe’s Companies Inc.	503,247	19,083,126
Macy’s Inc.	173,478	7,258,320
McDonald’s Corp.	455,047	45,363,635
MSC Industrial Direct Co. Inc. Class A	20,890	1,791,944
Nordstrom Inc.	66,663	3,681,797
Nu Skin Enterprises Inc. Class A	23,340	1,031,628
O’Reilly Automotive Inc.[a]	49,818	5,108,836
Panera Bread Co. Class Aa,b	12,869	2,126,474
PetSmart Inc.	48,320	3,000,672
PVH Corp.	34,811	3,718,163
Ross Stores Inc.	101,013	6,123,408
Sally Beauty Holdings Inc.[a,b]	69,529	2,042,762
Sears Holdings Corp.[a,b]	16,544	826,704
Sears Hometown and Outlet Stores Inc.[a]	3,516	141,871
Signet Jewelers Ltd.[b]	38,657	2,590,019
Staples Inc.	307,111	4,124,501
Starbucks Corp.	339,790	19,354,438
Target Corp.	296,164	20,272,426
Tiffany & Co.	56,760	3,947,090
TJX Companies Inc. (The)	332,053	15,523,478
Tractor Supply Co.	32,123	3,344,968
Ulta Salon, Cosmetics & Fragrance Inc.[a]	28,180	2,287,371
Urban Outfitters Inc.[a]	48,253	1,869,321
Wal-Mart Stores Inc.	756,594	56,615,929
Walgreen Co.	386,705	18,438,094
Wendy’s Co. (The)	118,628	672,621
Williams-Sonoma Inc.	39,349	2,027,260
World Fuel Services Corp.	32,386	1,286,372
Yum! Brands Inc.	206,598	14,862,660

		447,008,219

Security	Shares	Value

SAVINGS & LOANS — 0.15%
BankUnited Inc.	14,655	$375,461
Capitol Federal Financial Inc.	70,814	854,725
First Niagara Financial Group Inc.	154,235	1,366,522
Hudson City Bancorp Inc.	237,509	2,052,078
New York Community Bancorp Inc.	194,178	2,786,454
People’s United Financial Inc.	150,078	2,017,049
TFS Financial Corp.[a]	35,111	380,252
Washington Federal Inc.	48,786	853,755

		10,686,296
SEMICONDUCTORS — 2.77%
Advanced Micro Devices Inc.[a,b]	274,873	700,926
Altera Corp.	145,414	5,157,835
Analog Devices Inc.	132,904	6,178,707
Applied Materials Inc.	538,372	7,257,255
Atmel Corp.[a]	204,628	1,424,211
Avago Technologies Ltd.	109,149	3,920,632
Broadcom Corp. Class A	246,053	8,530,657
Cree Inc.[a,b]	52,306	2,861,661
Cypress Semiconductor Corp.	68,098	751,121
Fairchild Semiconductor International Inc.[a]	56,123	793,579
Freescale Semiconductor Ltd.[a,b]	25,562	380,618
Intel Corp.	2,252,372	49,214,328
KLA-Tencor Corp.	74,793	3,944,583
Lam Research Corp.[a]	72,670	3,012,898
Linear Technology Corp.	104,008	3,990,787
LSI Corp.[a]	257,555	1,746,223
Marvell Technology Group Ltd.	198,706	2,102,309
Maxim Integrated Products Inc.	131,507	4,293,704
Microchip Technology Inc.	87,700	3,223,852
Micron Technology Inc.[a]	443,543	4,426,559
NVIDIA Corp.	276,941	3,550,384
ON Semiconductor Corp.[a]	198,868	1,646,627
PMC-Sierra Inc.[a,b]	88,873	603,448
QUALCOMM Inc.	767,428	51,379,305
Rovi Corp.[a]	47,652	1,020,229
Silicon Laboratories Inc.[a,b]	18,619	770,082
Skyworks Solutions Inc.[a,b]	84,751	1,867,064
Teradyne Inc.[a,b]	81,503	1,321,979
Texas Instruments Inc.	512,608	18,187,332
Xilinx Inc.	118,066	4,506,579

		198,765,474

12	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

March 31, 2013

Security	Shares	Value

SHIPBUILDING — 0.02%
Huntington Ingalls Industries Inc.	21,473	$1,145,155

		1,145,155
SOFTWARE — 3.51%
Activision Blizzard Inc.	188,145	2,741,273
Adobe Systems Inc.[a]	221,196	9,624,238
Akamai Technologies Inc.[a]	79,857	2,818,154
Allscripts Healthcare Solutions Inc.[a]	76,637	1,041,497
ANSYS Inc.[a,b]	42,184	3,434,621
Autodesk Inc.[a]	102,461	4,225,492
BMC Software Inc.[a]	63,959	2,963,220
Broadridge Financial Solutions Inc.	57,686	1,432,920
CA Inc.	159,623	4,017,711
Cerner Corp.[a,b]	64,421	6,103,890
Citrix Systems Inc.[a]	82,834	5,977,301
Compuware Corp.[a]	96,033	1,200,412
Concur Technologies Inc.[a,b]	20,537	1,410,070
Dun & Bradstreet Corp. (The)	18,289	1,529,875
Electronic Arts Inc.[a]	134,317	2,377,411
Fidelity National Information Services Inc.	112,723	4,466,085
Fiserv Inc.[a]	60,826	5,342,348
Informatica Corp.[a,b]	47,485	1,636,808
Intuit Inc.	130,924	8,595,161
Microsoft Corp.	3,369,523	96,402,053
MSCI Inc. Class Aa	53,513	1,815,696
NetSuite Inc.[a,b]	14,211	1,137,733
Nuance Communications Inc.[a,b]	106,484	2,148,847
Oracle Corp.	1,710,431	55,315,339
Red Hat Inc.[a]	85,712	4,333,599
Salesforce.com Inc.[a,b]	65,551	11,722,485
ServiceNow Inc.[a,b]	6,502	235,372
SolarWinds Inc.[a]	27,745	1,639,729
Solera Holdings Inc.	31,605	1,843,520
VeriFone Systems Inc.[a]	48,460	1,002,153
VMware Inc. Class Aa	39,583	3,122,307
Workday Inc. Class Aa,b	11,450	705,663

		252,362,983
TELECOMMUNICATIONS — 3.94%
Acme Packet Inc.[a,b]	27,271	796,859
Amdocs Ltd.	76,598	2,776,677
AT&T Inc.	2,457,232	90,155,842
CenturyLink Inc.	277,953	9,764,489
Cisco Systems Inc.	2,398,189	50,146,132

Security	Shares	Value

Clearwire Corp. Class Aa	155,657	$504,329
Corning Inc.	676,928	9,023,450
Crown Castle International Corp.[a]	131,653	9,168,315
EchoStar Corp. Class Aa	16,880	657,814
Frontier Communications Corp.[b]	446,076	1,775,382
Harris Corp.	50,517	2,340,958
IPG Photonics Corp.[b]	14,819	984,130
JDS Uniphase Corp.[a]	101,073	1,351,346
Juniper Networks Inc.[a]	235,624	4,368,469
Level 3 Communications Inc.[a,b]	74,176	1,505,031
MetroPCS Communications Inc.[a]	138,375	1,508,287
Motorola Solutions Inc.	123,535	7,909,946
NeuStar Inc. Class Aa,b	29,653	1,379,754
NII Holdings Inc.[a,b]	76,089	329,465
Palo Alto Networks Inc.[a]	3,184	180,214
Polycom Inc.[a]	77,586	859,653
SBA Communications Corp. Class Aa	53,780	3,873,236
Sprint Nextel Corp.[a]	1,346,788	8,363,553
Telephone & Data Systems Inc.	43,260	911,488
tw telecom inc.[a]	66,252	1,668,888
United States Cellular Corp.[a,b]	6,325	227,700
Verizon Communications Inc.	1,271,794	62,508,675
Virgin Media Inc.	123,981	6,071,350
Windstream Corp.	263,669	2,096,169

		283,207,601
TEXTILES — 0.07%
Cintas Corp.	46,587	2,055,884
Mohawk Industries Inc.[a]	25,845	2,923,587

		4,979,471
TOYS, GAMES & HOBBIES — 0.12%
Hasbro Inc.	51,216	2,250,431
Mattel Inc.	151,818	6,648,110

		8,898,541
TRANSPORTATION — 1.67%
C.H. Robinson Worldwide Inc.	72,476	4,309,423
Con-way Inc.	24,326	856,518
CSX Corp.	463,947	11,427,015
ERA Group Inc.[a]	9,474	198,954
Expeditors International of Washington Inc.	94,319	3,368,132
FedEx Corp.	141,413	13,886,757
Golar LNG Ltd.[b]	19,746	729,812
J.B. Hunt Transport Services Inc.	40,776	3,036,996

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

March 31, 2013

Security	Shares	Value

Kansas City Southern Industries Inc.	48,892	$5,422,123
Kirby Corp.[a,b]	25,495	1,958,016
Landstar System Inc.	21,007	1,199,290
Matson Inc.	18,314	450,524
Norfolk Southern Corp.	146,367	11,281,968
Ryder System Inc.	22,996	1,374,011
Teekay Corp.	17,490	628,940
Tidewater Inc.	22,765	1,149,633
Union Pacific Corp.	213,014	30,335,324
United Parcel Service Inc. Class B	324,041	27,835,122
UTi Worldwide Inc.	45,201	654,510

		120,103,068
TRUCKING & LEASING — 0.01%
GATX Corp.	20,504	1,065,593

		1,065,593
WATER — 0.07%
American Water Works Co. Inc.	79,965	3,313,749
Aqua America Inc.	61,772	1,942,112

		5,255,861

TOTAL COMMON STOCKS
(Cost: $6,407,068,873)		7,168,043,489

SHORT-TERM INVESTMENTS — 2.92%

MONEY MARKET FUNDS — 2.92%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	157,845,942	157,845,942
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	11,211,347	11,211,347
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	40,477,805	40,477,805

		209,535,094

TOTAL SHORT-TERM INVESTMENTS
(Cost: $209,535,094)		209,535,094

TOTAL INVESTMENTS IN SECURITIES — 102.68%
(Cost: $6,616,603,967)		7,377,578,583
Other Assets, Less Liabilities — (2.68)%		(192,478,646)

NET ASSETS — 100.00%		$7,185,099,937

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

Financial futures contracts purchased as of March 31, 2013 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
186	E-mini S&P 500 (June 2013)	Chicago Mercantile	$14,533,110	$266,884

15	E-mini S&P MidCap 400 (June 2013)	Chicago Mercantile	1,726,500	55,811

			$16,259,610	$322,695

See notes to financial statements.

14	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.84%

ADVERTISING — 0.26%
Clear Channel Outdoor Holdings Inc. Class Aa	61,460	$460,335
Interpublic Group of Companies Inc. (The)	62,694	816,903
Lamar Advertising Co. Class Aa	166,485	8,092,836
Omnicom Group Inc.	688,002	40,523,318

		49,893,392
AEROSPACE & DEFENSE — 2.46%
B/E Aerospace Inc.[a]	244,869	14,763,152
Boeing Co. (The)	1,701,502	146,073,947
Lockheed Martin Corp.	584,555	56,421,249
Rockwell Collins Inc.	343,216	21,663,794
Spirit AeroSystems Holdings Inc. Class Aa	68,348	1,297,928
TransDigm Group Inc.	128,042	19,580,183
Triumph Group Inc.	42,585	3,342,922
United Technologies Corp.	2,292,678	214,204,905

		477,348,080
AGRICULTURE — 2.86%
Altria Group Inc.	3,971,349	136,574,692
Lorillard Inc.	986,473	39,804,186
Philip Morris International Inc.	3,942,796	365,536,617
Reynolds American Inc.	276,789	12,314,343

		554,229,838
AIRLINES — 0.32%
Copa Holdings SA Class A	66,799	7,989,828
Delta Air Lines Inc.[a]	1,362,911	22,501,661
Southwest Airlines Co.	355,382	4,790,549
United Continental Holdings Inc.[a,b]	833,461	26,679,087

		61,961,125
APPAREL — 1.29%
Carter’s Inc.[a]	120,933	6,925,833
Coach Inc.	724,586	36,222,054
Deckers Outdoor Corp.[a,b]	54,821	3,052,981
Hanesbrands Inc.[a,b]	244,685	11,147,849
Michael Kors Holdings Ltd.[a]	212,092	12,044,705
Nike Inc. Class B	1,818,649	107,318,477
Ralph Lauren Corp.	154,564	26,169,231
Under Armour Inc. Class Aa,b	194,468	9,956,762
VF Corp.	221,389	37,138,005

		249,975,897

Security	Shares	Value

AUTO MANUFACTURERS — 0.09%
PACCAR Inc.	201,526	$10,189,154
Tesla Motors Inc.[a,b]	177,593	6,728,999

		16,918,153
AUTO PARTS & EQUIPMENT — 0.41%
Allison Transmission Holdings Inc.	65,300	1,567,853
BorgWarner Inc.[a]	287,116	22,205,551
Delphi Automotive PLC	823,765	36,575,166
Goodyear Tire & Rubber Co. (The)[a]	623,409	7,861,188
Visteon Corp.[a]	6,564	378,743
WABCO Holdings Inc.[a]	149,741	10,570,217

		79,158,718
BANKS — 0.01%
Signature Bank[a,b]	20,978	1,652,227

		1,652,227
BEVERAGES — 4.07%
Brown-Forman Corp. Class B NVS	330,527	23,599,628
Coca-Cola Co. (The)	9,771,923	395,176,566
Coca-Cola Enterprises Inc.	51,154	1,888,605
Dr Pepper Snapple Group Inc.	531,146	24,937,305
Green Mountain Coffee Roasters Inc.[a,b]	291,304	16,534,415
Monster Beverage Corp.[a]	340,584	16,259,480
PepsiCo Inc.	3,934,216	311,235,828

		789,631,827
BIOTECHNOLOGY — 4.06%
Alexion Pharmaceuticals Inc.[a]	483,290	44,530,341
Amgen Inc.	1,956,513	200,562,148
ARIAD Pharmaceuticals Inc.[a,b]	456,979	8,266,750
Biogen Idec Inc.[a]	602,946	116,314,313
Celgene Corp.[a]	1,108,300	128,463,053
Charles River Laboratories International Inc.[a]	77,435	3,428,048
Gilead Sciences Inc.[a,b]	3,810,537	186,449,575
Illumina Inc.[a,b]	309,193	16,696,422
Incyte Corp.[a,b]	240,544	5,631,135
Life Technologies Corp.[a]	42,829	2,768,038
Myriad Genetics Inc.[a,b]	202,696	5,148,478
Regeneron Pharmaceuticals Inc.[a,b]	193,843	34,193,905
United Therapeutics Corp.[a,b]	121,544	7,398,383
Vertex Pharmaceuticals Inc.[a]	530,001	29,139,455

		788,990,044

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value

BUILDING MATERIALS — 0.19%
Armstrong World Industries Inc.	53,043	$2,964,573
Fortune Brands Home & Security Inc.[a]	65,808	2,463,193
Lennox International Inc.	126,454	8,028,565
Martin Marietta Materials Inc.	58,494	5,967,558
Masco Corp.	898,716	18,198,999

		37,622,888
CHEMICALS — 3.37%
Airgas Inc.	171,957	17,051,256
Albemarle Corp.	125,709	7,859,327
Celanese Corp. Series A	391,308	17,237,117
CF Industries Holdings Inc.	36,571	6,962,021
E.I. du Pont de Nemours and Co.	2,357,494	115,894,405
Eastman Chemical Co.	313,766	21,922,830
Ecolab Inc.	654,456	52,474,282
FMC Corp.	343,430	19,585,813
International Flavors & Fragrances Inc.	202,682	15,539,629
Intrepid Potash Inc.	64,083	1,202,197
LyondellBasell Industries NV Class A	58,751	3,718,351
Monsanto Co.	1,341,542	141,707,081
NewMarket Corp.	21,885	5,697,979
PPG Industries Inc.	355,492	47,614,598
Praxair Inc.	751,743	83,849,414
Rockwood Holdings Inc.	51,926	3,398,037
RPM International Inc.	128,203	4,048,651
Sherwin-Williams Co. (The)	219,086	37,001,435
Sigma-Aldrich Corp.	303,669	23,589,008
Valspar Corp. (The)	233,021	14,505,557
W.R. Grace & Co.[a]	170,452	13,211,735
Westlake Chemical Corp.	10,683	998,861

		655,069,584
COMMERCIAL SERVICES — 2.60%
Aaron’s Inc.	144,776	4,152,176
Alliance Data Systems Corp.[a,b]	127,089	20,574,438
Apollo Group Inc. Class Aa,b	240,286	4,178,574
Automatic Data Processing Inc.	1,231,967	80,102,494
Equifax Inc.	271,147	15,615,356
FleetCor Technologies Inc.[a,b]	121,614	9,324,145
Gartner Inc.[a,b]	233,321	12,694,996
Genpact Ltd.	254,810	4,634,994
Global Payments Inc.	196,663	9,766,285
H&R Block Inc.	430,614	12,668,664

Security	Shares	Value

Hertz Global Holdings Inc.[a,b]	351,651	$7,827,751
Iron Mountain Inc.	390,508	14,179,346
ITT Educational Services Inc.[a,b]	60,436	832,808
Lender Processing Services Inc.	212,192	5,402,408
MasterCard Inc. Class A	272,645	147,536,389
Moody’s Corp.	492,044	26,235,786
Morningstar Inc.	56,511	3,951,249
Paychex Inc.	764,204	26,800,634
Robert Half International Inc.	360,955	13,546,641
Rollins Inc.	159,566	3,917,345
SAIC Inc.	251,350	3,405,793
SEI Investments Co.	349,493	10,082,873
Total System Services Inc.	347,859	8,619,946
United Rentals Inc.[a,b]	234,453	12,887,881
Vantiv Inc. Class Aa,b	98,579	2,340,265
Verisk Analytics Inc. Class Aa	317,960	19,595,875
Weight Watchers International Inc.[b]	66,436	2,797,620
Western Union Co.	1,440,110	21,659,254

		505,331,986
COMPUTERS — 10.64%
Accenture PLC Class A	1,619,585	123,039,872
Apple Inc.	2,351,955	1,041,045,842
Cadence Design Systems Inc.[a,b]	686,939	9,569,060
Cognizant Technology Solutions Corp. Class Aa	766,528	58,723,710
Diebold Inc.	12,146	368,267
DST Systems Inc.	12,220	870,919
EMC Corp.[a]	5,280,703	126,155,995
Fortinet Inc.[a]	326,649	7,735,048
Fusion-io Inc.[a]	168,699	2,761,603
IHS Inc. Class Aa,b	125,903	13,184,562
International Business Machines Corp.	2,741,867	584,840,231
Jack Henry & Associates Inc.	218,353	10,090,092
MICROS Systems Inc.[a,b]	204,303	9,297,830
NCR Corp.[a]	397,270	10,948,761
NetApp Inc.[a]	610,405	20,851,435
Riverbed Technology Inc.[a]	415,165	6,190,110
Stratasys Ltd.[a,b]	32,167	2,387,435
Synopsys Inc.[a]	28,623	1,026,993
Teradata Corp.[a]	426,199	24,936,904
Western Digital Corp.	226,004	11,363,481

		2,065,388,150

16	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value

COSMETICS & PERSONAL CARE — 1.15%
Avon Products Inc.	834,034	$17,289,525
Colgate-Palmolive Co.	1,100,602	129,904,054
Estee Lauder Companies Inc. (The) Class A	580,814	37,189,520
Procter & Gamble Co. (The)	504,781	38,898,424

		223,281,523
DISTRIBUTION & WHOLESALE — 0.68%
Fastenal Co.	746,241	38,319,475
Fossil Inc.[a,b]	136,603	13,195,850
Genuine Parts Co.	391,086	30,504,708
LKQ Corp.[a]	742,259	16,151,556
W.W. Grainger Inc.	147,447	33,172,626

		131,344,215
DIVERSIFIED FINANCIAL SERVICES — 2.72%
Affiliated Managers Group Inc.[a]	96,040	14,748,863
American Express Co.	1,619,976	109,283,581
BlackRock Inc.[c]	171,055	43,940,608
CBOE Holdings Inc.	189,336	6,994,072
Eaton Vance Corp. NVS	292,741	12,245,356
Federated Investors Inc. Class B	191,385	4,530,083
Franklin Resources Inc.	80,834	12,190,576
IntercontinentalExchange Inc.[a]	183,093	29,856,975
Lazard Ltd. Class A	286,212	9,768,416
LPL Financial Holdings Inc.	109,048	3,515,707
T. Rowe Price Group Inc.	641,002	47,991,820
Visa Inc. Class A	1,314,633	223,277,269
Waddell & Reed Financial Inc. Class A	219,680	9,617,590

		527,960,916
ELECTRIC — 0.06%
ITC Holdings Corp.	128,812	11,497,759

		11,497,759
ELECTRICAL COMPONENTS & EQUIPMENT — 0.65%
AMETEK Inc.	609,760	26,439,193
Emerson Electric Co.	1,553,063	86,769,630
General Cable Corp.[a]	7,206	263,956
Hubbell Inc. Class B	122,901	11,934,916

		125,407,695
ELECTRONICS — 1.53%
Agilent Technologies Inc.	872,380	36,613,789
Amphenol Corp. Class A	408,409	30,487,732
FLIR Systems Inc.	294,676	7,664,523
Garmin Ltd.[b]	23,319	770,460
Gentex Corp.	361,925	7,242,119

Security	Shares	Value

Honeywell International Inc.	1,959,875	$147,676,581
Jabil Circuit Inc.	84,734	1,565,884
Mettler-Toledo International Inc.[a,b]	79,350	16,919,007
National Instruments Corp.	233,506	7,647,322
Trimble Navigation Ltd.[a,b]	635,042	19,025,858
Waters Corp.[a]	222,542	20,898,919

		296,512,194
ENGINEERING & CONSTRUCTION — 0.16%
Chicago Bridge & Iron Co. NV	149,742	9,298,978
Fluor Corp.	316,402	20,986,945

		30,285,923
ENTERTAINMENT — 0.13%
Bally Technologies Inc.[a,b]	102,699	5,337,267
Cinemark Holdings Inc.	287,462	8,462,881
Dolby Laboratories Inc. Class Ab	70,312	2,359,671
International Game Technology	374,131	6,173,161
Madison Square Garden Inc. Class Aa	8,958	515,981
Penn National Gaming Inc.[a]	12,972	706,066
Regal Entertainment Group Class Ab	82,088	1,368,407

		24,923,434
ENVIRONMENTAL CONTROL — 0.16%
Clean Harbors Inc.[a,b]	137,374	7,980,056
Covanta Holding Corp.	18,335	369,450
Stericycle Inc.[a,b]	213,721	22,692,896
Waste Connections Inc.	17,869	642,926

		31,685,328
FOOD — 1.93%
Campbell Soup Co.	343,454	15,579,074
Dean Foods Co.[a]	396,123	7,181,710
Flowers Foods Inc.	286,124	9,424,925
Fresh Market Inc. (The)[a,b]	68,925	2,947,922
General Mills Inc.	1,276,465	62,942,489
H.J. Heinz Co.	502,938	36,347,329
Hershey Co. (The)	379,231	33,194,089
Hillshire Brands Co.	251,935	8,855,515
Hormel Foods Corp.	191,927	7,930,424
Ingredion Inc.	41,049	2,968,664
Kellogg Co.	576,433	37,139,578
Kraft Foods Group Inc.	76,821	3,958,586
Kroger Co. (The)	1,331,686	44,132,074
McCormick & Co. Inc. NVS	332,411	24,448,829
Mondelez International Inc. Class A	230,464	7,054,503

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value

Safeway Inc.	82,839	$2,182,808
Sysco Corp.	773,893	27,217,817
WhiteWave Foods Co. Class Aa,b	28,031	478,489
Whole Foods Market Inc.	462,747	40,143,302

		374,128,127
GAS — 0.01%
Questar Corp.	100,069	2,434,679

		2,434,679
HAND & MACHINE TOOLS — 0.07%
Lincoln Electric Holdings Inc.	209,642	11,358,404
Snap-on Inc.	29,026	2,400,450

		13,758,854
HEALTH CARE — PRODUCTS — 2.01%
Baxter International Inc.	1,267,940	92,103,162
Becton, Dickinson and Co.	476,822	45,588,951
Bruker Corp.[a]	233,147	4,453,108
C.R. Bard Inc.	211,229	21,287,659
Cooper Companies Inc. (The)	35,625	3,843,225
Covidien PLC	61,296	4,158,321
Edwards Lifesciences Corp.[a,b]	289,894	23,817,691
Henry Schein Inc.[a,b]	127,395	11,790,407
IDEXX Laboratories Inc.[a,b]	137,502	12,703,810
Intuitive Surgical Inc.[a]	99,724	48,983,431
Medtronic Inc.	158,120	7,425,315
ResMed Inc.[b]	360,956	16,733,920
Sirona Dental Systems Inc.[a]	25,753	1,898,769
St. Jude Medical Inc.	548,510	22,181,744
Stryker Corp.	575,336	37,534,921
TECHNE Corp.	91,552	6,211,803
Thoratec Corp.[a,b]	147,051	5,514,412
Varian Medical Systems Inc.[a,b]	279,452	20,120,544
Zimmer Holdings Inc.	44,009	3,310,357

		389,661,550
HEALTH CARE — SERVICES — 0.35%
Covance Inc.[a]	8,818	655,354
DaVita HealthCare Partners Inc.[a]	235,689	27,950,358
HCA Holdings Inc.	267,385	10,863,852
Laboratory Corp. of America Holdings[a,b]	242,463	21,870,163
Quest Diagnostics Inc.	46,935	2,649,481
Tenet Healthcare Corp.[a]	14,001	666,168
Universal Health Services Inc. Class B	12,670	809,233
WellPoint Inc.	47,174	3,124,334

		68,588,943

Security	Shares	Value

HOLDING COMPANIES — DIVERSIFIED — 0.02%
Leucadia National Corp.	116,309	$3,190,356

		3,190,356
HOME BUILDERS — 0.07%
D.R. Horton Inc.	50,559	1,228,584
NVR Inc.[a,b]	11,274	12,177,160
Thor Industries Inc.	7,837	288,323

		13,694,067
HOME FURNISHINGS — 0.04%
Tempur-Pedic International Inc.[a,b]	149,882	7,438,644

		7,438,644
HOUSEHOLD PRODUCTS & WARES — 0.62%
Church & Dwight Co. Inc.	214,217	13,844,845
Clorox Co. (The)	19,473	1,723,945
Jarden Corp.[a]	68,346	2,928,626
Kimberly-Clark Corp.	882,705	86,487,436
Scotts Miracle-Gro Co. (The) Class A	95,945	4,148,662
Tupperware Brands Corp.	141,313	11,550,924

		120,684,438
HOUSEWARES — 0.04%
Toro Co. (The)	152,502	7,021,192

		7,021,192
INSURANCE — 0.57%
Allied World Assurance Co. Holdings Ltd.	46,610	4,321,679
Aon PLC	69,519	4,275,419
Arch Capital Group Ltd.[a]	37,947	1,994,874
Arthur J. Gallagher & Co.	296,775	12,259,775
Brown & Brown Inc.	26,107	836,468
Endurance Specialty Holdings Ltd.	11,133	532,269
Erie Indemnity Co. Class A	64,610	4,879,993
Hanover Insurance Group Inc. (The)	51,050	2,536,164
Marsh & McLennan Companies Inc.	1,091,386	41,439,927
Travelers Companies Inc. (The)	426,042	35,868,476
Validus Holdings Ltd.	35,622	1,331,194

		110,276,238
INTERNET — 6.23%
Amazon.com Inc.[a]	910,089	242,529,618
AOL Inc.[a,b]	41,309	1,589,983
eBay Inc.[a]	2,913,678	157,979,621

18	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value

Equinix Inc.[a]	121,507	$26,283,179
Expedia Inc.	136,650	8,200,366
F5 Networks Inc.[a]	200,153	17,829,629
Facebook Inc. Class Aa	1,063,763	27,211,058
Google Inc. Class Aa	651,142	517,026,282
Groupon Inc.[a,b]	108,232	662,380
HomeAway Inc.[a,b]	71,406	2,320,695
IAC/InterActiveCorp	32,629	1,457,864
Liberty Interactive Corp. Series Aa	199,952	4,274,974
Liberty Ventures Series Aa	13,057	986,848
LinkedIn Corp. Class Aa	164,243	28,916,623
Netflix Inc.[a]	139,402	26,404,133
Pandora Media Inc.[a,b]	255,151	3,612,938
Priceline.com Inc.[a]	125,337	86,223,082
Rackspace Hosting Inc.[a,b]	273,005	13,781,292
Splunk Inc.[a,b]	38,711	1,549,601
Symantec Corp.[a]	102,491	2,529,478
TIBCO Software Inc.[a]	416,955	8,430,830
TripAdvisor Inc.[a,b]	218,057	11,452,354
VeriSign Inc.[a]	364,053	17,212,426
Zynga Inc. Class Aa,b	327,794	1,101,388

		1,209,566,642
IRON & STEEL — 0.01%
Carpenter Technology Corp.	8,742	430,893
Steel Dynamics Inc.	118,068	1,873,739

		2,304,632
LEISURE TIME — 0.24%
Harley-Davidson Inc.	583,383	31,094,314
Norwegian Cruise Line Holdings Ltd.[a]	34,728	1,029,685
Polaris Industries Inc.	162,739	15,051,730

		47,175,729
LODGING — 0.82%
Choice Hotels International Inc.	5,703	241,294
Las Vegas Sands Corp.	1,001,149	56,414,746
Marriott International Inc. Class A	556,529	23,502,220
Starwood Hotels & Resorts Worldwide Inc.	499,618	31,840,655
Wyndham Worldwide Corp.	343,818	22,169,385
Wynn Resorts Ltd.	201,559	25,227,124

		159,395,424
MACHINERY — 2.22%
Babcock & Wilcox Co. (The)	298,381	8,477,004
Caterpillar Inc.	1,641,393	142,751,949

Security	Shares	Value

Cummins Inc.	483,929	$56,043,818
Deere & Co.	1,000,966	86,063,057
Flowserve Corp.	111,942	18,773,793
Graco Inc.	153,849	8,927,858
IDEX Corp.	40,414	2,158,916
Joy Global Inc.	265,893	15,825,951
Manitowoc Co. Inc. (The)	251,455	5,169,915
Nordson Corp.	148,954	9,823,516
Rockwell Automation Inc.	359,121	31,010,098
Roper Industries Inc.	246,133	31,335,192
Wabtec Corp.	121,473	12,403,608
Xylem Inc.	50,399	1,388,996
Zebra Technologies Corp. Class Aa	20,454	963,997

		431,117,668
MANUFACTURING — 1.89%
3M Co.	1,569,324	166,834,834
AptarGroup Inc.	55,814	3,200,933
Carlisle Companies Inc.	12,673	859,103
Colfax Corp.[a]	23,383	1,088,245
Danaher Corp.	500,360	31,097,374
Donaldson Co. Inc.	375,296	13,581,962
Eaton Corp. PLC	212,760	13,031,550
Illinois Tool Works Inc.	956,751	58,304,406
Ingersoll-Rand PLC	615,627	33,865,641
ITT Corp.	54,450	1,548,014
Pall Corp.	290,027	19,829,146
Parker Hannifin Corp.	169,934	15,562,556
Polypore International Inc.[a,b]	116,219	4,669,679
SPX Corp.	35,686	2,817,767
Textron Inc.	47,567	1,417,972

		367,709,182
MEDIA — 3.91%
AMC Networks Inc. Class Aa	142,729	9,017,618
Cablevision NY Group Class A	55,327	827,692
CBS Corp. Class B NVS	275,812	12,877,662
Charter Communications Inc. Class Aa,b	121,672	12,675,789
Comcast Corp. Class A	3,214,759	135,052,026
DIRECTV[a]	1,442,360	81,652,000
Discovery Communications Inc. Series Aa,b	601,723	47,379,669
DISH Network Corp. Class A	398,859	15,116,756
FactSet Research Systems Inc.[b]	113,898	10,546,955
John Wiley & Sons Inc. Class A	50,587	1,970,869

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value

Liberty Global Inc. Series Aa,b	661,446	$48,550,136
Liberty Media Corp.[a]	17,527	1,956,539
McGraw-Hill Companies Inc. (The)	704,705	36,701,036
News Corp. Class A NVS	1,815,657	55,413,852
Nielsen Holdings NV	75,598	2,707,920
Scripps Networks Interactive Inc. Class A	212,415	13,666,781
Sirius XM Radio Inc.	9,598,909	29,564,640
Starz Liberty Capital Series Aa	17,527	388,223
Time Warner Cable Inc.	743,849	71,454,135
Viacom Inc. Class B NVS	1,245,796	76,703,660
Walt Disney Co. (The)	1,655,796	94,049,213

		758,273,171
METAL FABRICATE & HARDWARE — 0.41%
Precision Castparts Corp.	365,282	69,264,773
Timken Co. (The)	19,340	1,094,257
Valmont Industries Inc.	58,504	9,200,924

		79,559,954
MINING — 0.18%
Allied Nevada Gold Corp.[a,b]	228,284	3,757,555
Compass Minerals International Inc.	83,708	6,604,561
Molycorp Inc.[a,b]	60,816	316,243
Royal Gold Inc.	160,868	11,426,454
Southern Copper Corp.[b]	303,648	11,408,055
Tahoe Resources Inc.[a]	45,159	794,347

		34,307,215
OFFICE & BUSINESS EQUIPMENT — 0.02%
Pitney Bowes Inc.[b]	262,246	3,896,976

		3,896,976
OIL & GAS — 1.49%
Atwood Oceanics Inc.[a]	45,880	2,410,535
Cabot Oil & Gas Corp.	529,527	35,801,321
Cheniere Energy Inc.[a]	351,145	9,832,060
Cobalt International Energy Inc.[a,b]	433,749	12,231,722
Concho Resources Inc.[a]	262,996	25,623,700
Continental Resources Inc.[a]	106,641	9,270,302
EOG Resources Inc.	678,605	86,908,942
Helmerich & Payne Inc.	55,229	3,352,400
Kosmos Energy Ltd.[a,b]	176,938	1,999,399
Laredo Petroleum Holdings Inc.[a,b]	47,776	873,823
Noble Energy Inc.	98,669	11,412,057

Security	Shares	Value

Pioneer Natural Resources Co.	280,906	$34,902,571
Range Resources Corp.[b]	409,722	33,203,871
SM Energy Co.	133,897	7,929,380
Southwestern Energy Co.[a]	302,266	11,262,431
Whiting Petroleum Corp.[a]	41,802	2,125,214

		289,139,728
OIL & GAS SERVICES — 2.12%
Cameron International Corp.[a]	478,037	31,168,012
CARBO Ceramics Inc.[b]	49,780	4,533,465
Dresser-Rand Group Inc.[a,b]	190,311	11,734,576
FMC Technologies Inc.[a]	604,075	32,855,639
Halliburton Co.	744,376	30,080,234
MRC Global Inc.[a,b]	34,636	1,140,564
National Oilwell Varco Inc.	243,272	17,211,494
Oceaneering International Inc.	272,016	18,064,583
Oil States International Inc.[a]	118,914	9,699,815
RPC Inc.[b]	134,056	2,033,630
Schlumberger Ltd.	3,354,708	251,234,082
SEACOR Holdings Inc.	23,549	1,735,090

		411,491,184
PACKAGING & CONTAINERS — 0.25%
Ball Corp.	392,579	18,678,909
Crown Holdings Inc.[a]	89,044	3,705,121
Owens-Illinois Inc.[a]	305,260	8,135,179
Packaging Corp. of America	225,953	10,138,511
Rock-Tenn Co. Class A	20,367	1,889,854
Silgan Holdings Inc.	112,942	5,336,509

		47,884,083
PHARMACEUTICALS — 6.11%
Abbott Laboratories	3,752,798	132,548,825
AbbVie Inc.	3,752,643	153,032,782
Actavis Inc.[a]	322,071	29,665,960
Allergan Inc.	764,413	85,331,423
AmerisourceBergen Corp.	594,074	30,565,107
BioMarin Pharmaceutical Inc.[a,b]	306,206	19,064,386
Bristol-Myers Squibb Co.	3,858,166	158,917,858
Cardinal Health Inc.	473,723	19,716,351
Catamaran Corp.[a]	517,032	27,418,207
DENTSPLY International Inc.	158,122	6,707,535
Eli Lilly and Co.	939,031	53,327,571
Endo Health Solutions Inc.[a]	175,559	5,400,195
Express Scripts Holding Co.[a]	2,026,394	116,821,614
Herbalife Ltd.[b]	275,369	10,312,569
Johnson & Johnson	1,554,525	126,740,423
McKesson Corp.	592,567	63,973,533

20	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value

Mead Johnson Nutrition Co. Class A	514,591	$39,855,073
Medivation Inc.[a,b]	181,260	8,477,530
Mylan Inc.[a]	938,554	27,161,753
Onyx Pharmaceuticals Inc.[a,b]	180,451	16,034,876
Patterson Companies Inc.	216,522	8,236,497
Perrigo Co.	235,700	27,984,661
Salix Pharmaceuticals Ltd.[a]	153,806	7,871,791
Warner Chilcott PLC Class A	419,104	5,678,859
Zoetis Inc.[a]	174,176	5,817,478

		1,186,662,857
PIPELINES — 0.70%
Kinder Morgan Inc.	1,229,689	47,564,370
ONEOK Inc.	525,960	25,072,513
Williams Companies Inc. (The)	1,695,197	63,502,080

		136,138,963
REAL ESTATE — 0.12%
Alexander & Baldwin Inc.[a]	7,203	257,507
CBRE Group Inc. Class Aa	821,955	20,754,364
Realogy Holdings Corp.[a]	29,565	1,443,955
St. Joe Co. (The)[a,b]	18,032	383,180

		22,839,006
REAL ESTATE INVESTMENT TRUSTS — 2.14%
American Campus Communities Inc.	28,663	1,299,580
American Tower Corp.	993,661	76,432,404
Apartment Investment and Management Co. Class A	256,031	7,849,911
Boston Properties Inc.	63,467	6,413,975
BRE Properties Inc. Class A	54,475	2,651,843
Camden Property Trust	159,877	10,980,352
Digital Realty Trust Inc.[b]	322,988	21,611,127
Equity Lifestyle Properties, Inc.	85,488	6,565,478
Equity Residential	66,750	3,675,255
Essex Property Trust Inc.	95,559	14,389,274
Extra Space Storage Inc.	178,049	6,991,984
Federal Realty Investment Trust	125,491	13,558,048
HCP Inc.	79,548	3,966,263
Home Properties Inc.[b]	70,986	4,501,932
Kilroy Realty Corp.	12,950	678,580
Mid-America Apartment Communities Inc.[b]	96,787	6,684,110
Plum Creek Timber Co. Inc.[b]	404,478	21,113,752
Post Properties Inc.	55,509	2,614,474
Public Storage	358,927	54,671,761

Security	Shares	Value

Rayonier Inc.[b]	242,726	$14,483,461
Regency Centers Corp.	135,487	7,168,617
Simon Property Group Inc.	641,145	101,659,951
Tanger Factory Outlet Centers Inc.[b]	231,925	8,391,047
Taubman Centers Inc.	41,039	3,187,089
Weyerhaeuser Co.	430,226	13,500,492

		415,040,760
RETAIL — 9.23%
Advance Auto Parts Inc.	184,681	15,263,885
American Eagle Outfitters Inc.	380,477	7,114,920
Ascena Retail Group Inc.[a,b]	307,606	5,706,091
AutoNation Inc.[a,b]	48,109	2,104,769
AutoZone Inc.[a,b]	90,746	36,005,290
Bed Bath & Beyond Inc.[a,b]	586,078	37,755,145
Big Lots Inc.[a,b]	149,057	5,257,240
Brinker International Inc.	178,235	6,710,548
CarMax Inc.[a]	103,835	4,329,920
Chico’s FAS Inc.	302,387	5,080,102
Chipotle Mexican Grill Inc.[a,b]	79,707	25,974,120
Copart Inc.[a]	254,759	8,733,139
Costco Wholesale Corp.	1,089,838	115,642,710
CVS Caremark Corp.	653,604	35,941,684
Darden Restaurants Inc.	324,951	16,793,468
Dick’s Sporting Goods Inc.	235,762	11,151,543
Dollar General Corp.[a]	467,627	23,652,574
Dollar Tree Inc.[a]	581,736	28,173,474
DSW Inc. Class A	77,253	4,928,741
Dunkin’ Brands Group Inc.	179,847	6,632,757
Family Dollar Stores Inc.	241,907	14,284,608
Foot Locker Inc.	78,077	2,673,356
Gap Inc. (The)	765,046	27,082,628
GNC Holdings Inc. Class A	173,826	6,827,885
Home Depot Inc. (The)	3,850,500	268,687,890
Kohl’s Corp.	42,013	1,938,060
L Brands Inc.	610,564	27,267,788
Lowe’s Companies Inc.	373,811	14,174,913
Macy’s Inc.	131,636	5,507,650
McDonald’s Corp.	2,556,473	254,854,793
MSC Industrial Direct Co. Inc. Class A	114,001	9,779,006
Nordstrom Inc.	374,835	20,702,137
Nu Skin Enterprises Inc. Class Ab	135,491	5,988,702
O’Reilly Automotive Inc.[a]	280,021	28,716,154
Panera Bread Co. Class Aa	71,223	11,768,889

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value

PetSmart Inc.	271,299	$16,847,668
PVH Corp.	179,739	19,197,923
Ross Stores Inc.	571,048	34,616,930
Sally Beauty Holdings Inc.[a,b]	363,171	10,669,964
Starbucks Corp.	1,908,444	108,704,970
Target Corp.	93,434	6,395,557
Tiffany & Co.	266,697	18,546,109
TJX Companies Inc. (The)	1,865,206	87,198,381
Tractor Supply Co.	180,454	18,790,675
Ulta Salon, Cosmetics & Fragrance Inc.[a]	157,365	12,773,317
Urban Outfitters Inc.[a]	267,280	10,354,427
Wal-Mart Stores Inc.	3,354,617	251,025,990
Williams-Sonoma Inc.	126,992	6,542,628
World Fuel Services Corp.	57,733	2,293,155
Yum! Brands Inc.	1,159,507	83,414,934

		1,790,579,207
SAVINGS & LOANS — 0.01%
People’s United Financial Inc.	183,070	2,460,461

		2,460,461
SEMICONDUCTORS — 3.92%
Advanced Micro Devices Inc.[a,b]	1,572,154	4,008,993
Altera Corp.	815,491	28,925,466
Analog Devices Inc.	63,473	2,950,860
Atmel Corp.[a]	93,447	650,391
Avago Technologies Ltd.	574,713	20,643,691
Broadcom Corp. Class A	863,672	29,943,508
Cypress Semiconductor Corp.[a]	223,634	2,466,683
Freescale Semiconductor Ltd.[a,b]	118,627	1,766,356
Intel Corp.	9,403,806	205,473,161
Lam Research Corp.[a]	129,195	5,356,425
Linear Technology Corp.	576,493	22,120,036
LSI Corp.[a]	1,423,463	9,651,079
Maxim Integrated Products Inc.	365,260	11,925,739
Microchip Technology Inc.	484,501	17,810,257
QUALCOMM Inc.	4,312,357	288,712,301
Rovi Corp.[a]	56,463	1,208,873
Silicon Laboratories Inc.[a,b]	97,826	4,046,083
Skyworks Solutions Inc.[a,b]	422,740	9,312,962
Teradyne Inc.[a,b]	56,275	912,781
Texas Instruments Inc.	1,934,305	68,629,141
Xilinx Inc.	662,019	25,269,265

		761,784,051
SOFTWARE — 6.69%
Adobe Systems Inc.[a]	712,810	31,014,363

Security	Shares	Value

Akamai Technologies Inc.[a,b]	418,180	$14,757,572
ANSYS Inc.[a]	233,649	19,023,702
Autodesk Inc.[a]	579,820	23,911,777
BMC Software Inc.[a]	359,740	16,666,754
Broadridge Financial Solutions Inc.	312,764	7,769,058
CA Inc.	50,431	1,269,348
Cerner Corp.[a,b]	365,814	34,660,876
Citrix Systems Inc.[a]	467,312	33,721,234
Compuware Corp.[a]	28,173	352,163
Concur Technologies Inc.[a,b]	114,021	7,828,682
Dun & Bradstreet Corp. (The)	69,186	5,787,409
Fiserv Inc.[a]	283,493	24,899,190
Informatica Corp.[a]	270,940	9,339,302
Intuit Inc.	739,352	48,538,459
Microsoft Corp.	18,933,804	541,696,132
MSCI Inc. Class Aa,b	304,135	10,319,301
NetSuite Inc.[a,b]	78,294	6,268,218
Nuance Communications Inc.[a,b]	604,479	12,198,386
Oracle Corp.	9,611,524	310,836,686
Red Hat Inc.[a]	483,580	24,449,805
Salesforce.com Inc.[a]	368,425	65,885,443
ServiceNow Inc.[a,b]	27,871	1,008,930
SolarWinds Inc.[a]	153,971	9,099,686
Solera Holdings Inc.	173,856	10,141,020
VeriFone Systems Inc.[a,b]	269,521	5,573,694
VMware Inc. Class Aa,b	221,518	17,473,340
Workday Inc. Class Aa,b	51,245	3,158,229

		1,297,648,759
TELECOMMUNICATIONS — 2.81%
Acme Packet Inc.[a]	145,708	4,257,588
Crown Castle International Corp.[a]	737,992	51,393,763
EchoStar Corp. Class Aa	26,121	1,017,935
Harris Corp.	84,748	3,927,222
IPG Photonics Corp.[b]	79,862	5,303,636
Level 3 Communications Inc.[a,b]	208,758	4,235,700
Motorola Solutions Inc.	694,721	44,482,986
NeuStar Inc. Class Aa,b	154,712	7,198,749
Palo Alto Networks Inc.[a]	13,907	787,136
SBA Communications Corp. Class Aa,b	303,967	21,891,703
tw telecom inc.[a,b]	376,436	9,482,423
Verizon Communications Inc.	7,146,598	351,255,292
Virgin Media Inc.	696,754	34,120,043

22	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value

Windstream Corp.[b]	874,474	$6,952,068

		546,306,244
TEXTILES — 0.03%
Cintas Corp.	117,948	5,205,045

		5,205,045
TOYS, GAMES & HOBBIES — 0.21%
Hasbro Inc.	260,633	11,452,214
Mattel Inc.	666,598	29,190,327

		40,642,541
TRANSPORTATION — 2.47%
C.H. Robinson Worldwide Inc.	408,418	24,284,534
Con-way Inc.	76,470	2,692,509
CSX Corp.	1,772,734	43,662,438
ERA Group Inc.[a]	23,549	494,529
Expeditors International of Washington Inc.	480,534	17,159,869
FedEx Corp.	49,637	4,874,353
Golar LNG Ltd.[b]	108,784	4,020,657
J.B. Hunt Transport Services Inc.	224,462	16,717,930
Kansas City Southern Industries Inc.	215,047	23,848,712
Kirby Corp.[a]	103,557	7,953,178
Landstar System Inc.	117,517	6,709,046
Matson Inc.	7,203	177,194
Union Pacific Corp.	1,198,075	170,617,861
United Parcel Service Inc. Class B	1,822,355	156,540,294

		479,753,104
WATER — 0.01%
Aqua America Inc.	42,854	1,347,330

		1,347,330

TOTAL COMMON STOCKS
(Cost: $16,014,062,453)		19,375,177,900

SHORT-TERM INVESTMENTS — 4.20%

MONEY MARKET FUNDS — 4.20%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	693,051,557	693,051,557
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	49,225,477	49,225,477

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	73,691,903	$73,691,903

		815,968,937

TOTAL SHORT-TERM INVESTMENTS (Cost: $815,968,937)		815,968,937

TOTAL INVESTMENTS IN SECURITIES — 104.04% (Cost: $16,830,031,390)		$20,191,146,837
Other Assets, Less Liabilities — (4.04)%		(784,644,561)

NET ASSETS — 100.00%		$19,406,502,276

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments

iSHARES® RUSSELL 1000 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.82%

ADVERTISING — 0.07%
Clear Channel Outdoor Holdings Inc. Class Aa	34,224	$256,338
Interpublic Group of Companies Inc. (The)	791,846	10,317,753
Lamar Advertising Co. Class Aa	21,281	1,034,469

		11,608,560
AEROSPACE & DEFENSE — 1.01%
Alliant Techsystems Inc.	67,372	4,879,754
Boeing Co. (The)	149,900	12,868,915
Exelis Inc.	380,178	4,140,138
General Dynamics Corp.	649,312	45,782,989
L-3 Communications Holdings Inc.	183,836	14,876,009
Lockheed Martin Corp.	57,807	5,579,532
Northrop Grumman Corp.	482,611	33,855,162
Raytheon Co.	681,890	40,088,313
Spirit AeroSystems Holdings Inc. Class Aa,b	184,868	3,510,643
Triumph Group Inc.	66,716	5,237,206

		170,818,661
AGRICULTURE — 0.86%
Altria Group Inc.	928,200	31,920,798
Archer-Daniels-Midland Co.	1,346,231	45,408,372
Bunge Ltd.[b]	298,283	22,022,234
Philip Morris International Inc.	282,317	26,173,609
Reynolds American Inc.	447,440	19,906,605

		145,431,618
AIRLINES — 0.16%
Copa Holdings SA Class A	12,567	1,503,139
Delta Air Lines Inc.[a]	622,582	10,278,828
Southwest Airlines Co.	1,194,308	16,099,272

		27,881,239
APPAREL — 0.01%
Deckers Outdoor Corp.[a,b]	29,508	1,643,300

		1,643,300
AUTO MANUFACTURERS —1.09%
Ford Motor Co.	7,650,677	100,606,403
General Motors Co.[a,b]	1,565,397	43,549,345
Navistar International Corp.[a,b]	144,418	4,992,530
Oshkosh Corp.[a]	187,390	7,962,201
PACCAR Inc.	563,713	28,501,329

		185,611,808

Security	Shares	Value

AUTO PARTS & EQUIPMENT — 0.46%
Johnson Controls Inc.	1,389,827	$48,741,233
Lear Corp.	205,715	11,287,582
TRW Automotive Holdings Corp.[a]	204,463	11,245,465
Visteon Corp.[a]	103,277	5,959,083
WABCO Holdings Inc.[a]	9,262	653,804

		77,887,167
BANKS — 13.08%
Associated Banc-Corp	355,966	5,407,124
Bank of America Corp.	21,972,058	267,619,666
Bank of Hawaii Corp.	92,313	4,690,424
Bank of New York Mellon Corp. (The)	2,432,877	68,096,227
BB&T Corp.	1,427,934	44,822,848
BOK Financial Corp.	53,320	3,321,836
Capital One Financial Corp.	1,183,804	65,050,030
CapitalSource Inc.	445,456	4,285,287
CIT Group Inc.[a]	407,974	17,738,709
Citigroup Inc.	5,978,240	264,477,338
City National Corp.	95,722	5,638,983
Comerica Inc.	399,562	14,364,254
Commerce Bancshares Inc.	159,773	6,523,532
Cullen/Frost Bankers Inc.	108,211	6,766,434
East West Bancorp Inc.	293,306	7,529,165
Fifth Third Bancorp	1,873,565	30,557,845
First Citizens BancShares Inc. Class A	9,930	1,814,211
First Horizon National Corp.	512,973	5,478,552
First Republic Bank	207,408	8,010,097
Fulton Financial Corp.	409,486	4,790,986
Goldman Sachs Group Inc. (The)	948,682	139,598,556
Huntington Bancshares Inc.	1,755,239	12,971,216
J.P. Morgan Chase & Co.	7,760,892	368,331,934
KeyCorp	1,957,312	19,494,827
M&T Bank Corp.	257,928	26,607,852
Morgan Stanley	3,142,604	69,074,436
Northern Trust Corp.	440,786	24,049,284
PNC Financial Services Group Inc. (The)[c]	1,078,570	71,724,905
Popular Inc.[a]	214,201	5,914,090
Regions Financial Corp.	2,888,578	23,657,454
Signature Bank[a,b]	82,038	6,461,313
State Street Corp.	931,124	55,020,117
SunTrust Banks Inc.	1,095,913	31,573,254

24	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

SVB Financial Group[a,b]	89,457	$6,346,080
Synovus Financial Corp.	1,305,270	3,615,598
TCF Financial Corp.	326,918	4,890,693
U.S. Bancorp	3,862,602	131,058,086
Valley National Bancorp[b]	401,424	4,110,582
Wells Fargo & Co.	9,988,791	369,485,379
Zions Bancorp	373,560	9,335,264

		2,220,304,468
BEVERAGES — 0.42%
Beam Inc.	320,365	20,355,992
Brown-Forman Corp. Class B NVS	38,424	2,743,474
Coca-Cola Enterprises Inc.	526,669	19,444,619
Constellation Brands Inc. Class Aa	299,871	14,285,854
Green Mountain Coffee Roasters Inc.[a,b]	42,876	2,433,642
Molson Coors Brewing Co. Class B NVS	259,859	12,714,901

		71,978,482
BIOTECHNOLOGY — 0.17%
Bio-Rad Laboratories Inc. Class Aa	40,874	5,150,124
Charles River Laboratories International Inc.[a]	36,634	1,621,787
Life Technologies Corp.[a,b]	332,231	21,472,090

		28,244,001
BUILDING MATERIALS — 0.22%
Fortune Brands Home & Security Inc.[a,b]	270,717	10,132,937
Martin Marietta Materials Inc.	45,564	4,648,439
Owens Corning[a]	246,859	9,733,651
Vulcan Materials Co.	262,750	13,584,175

		38,099,202
CHEMICALS — 1.57%
Air Products and Chemicals Inc.	432,688	37,695,779
Albemarle Corp.	79,039	4,941,518
Ashland Inc.	159,206	11,829,006
Cabot Corp.	128,816	4,405,507
CF Industries Holdings Inc.	104,415	19,877,484
Cytec Industries Inc.	94,501	7,000,634
Dow Chemical Co. (The)	2,438,129	77,630,027
Eastman Chemical Co.	55,526	3,879,602
Huntsman Corp.	388,379	7,219,966
Intrepid Potash Inc.	57,425	1,077,293

Security	Shares	Value

Kronos Worldwide Inc.[b]	41,533	$649,991
LyondellBasell Industries NV Class A	609,256	38,559,812
Mosaic Co. (The)	603,428	35,970,343
Rockwood Holdings Inc.	97,254	6,364,302
RPM International Inc.	163,069	5,149,719
W.R. Grace & Co.[a,b]	12,752	988,407
Westlake Chemical Corp.	32,164	3,007,334

		266,246,724
COAL — 0.20%
Alpha Natural Resources Inc.[a,b]	447,326	3,672,546
CONSOL Energy Inc.	462,327	15,557,304
Peabody Energy Corp.	552,845	11,692,672
Walter Energy Inc.	126,652	3,609,582

		34,532,104
COMMERCIAL SERVICES — 0.60%
Aaron’s Inc.	36,913	1,058,665
ADT Corp. (The)	473,330	23,164,770
Booz Allen Hamilton Holding Corp.	49,666	667,511
CoreLogic Inc.[a]	197,857	5,116,582
DeVry Inc.	133,103	4,226,020
Equifax Inc.	24,512	1,411,646
Genpact Ltd.	48,905	889,582
H&R Block Inc.	208,065	6,121,272
Hertz Global Holdings Inc.[a,b]	218,755	4,869,486
Iron Mountain Inc.	22,547	818,682
KAR Auction Services Inc.	58,966	1,181,089
Manpower Inc.	162,798	9,233,903
Paychex Inc.	44,899	1,574,608
Quanta Services Inc.[a,b]	424,556	12,133,811
R.R. Donnelley & Sons Co.[b]	366,200	4,412,710
SAIC Inc.	372,248	5,043,960
Service Corp. International	440,321	7,366,570
Total System Services Inc.	46,528	1,152,964
Towers Watson & Co. Class A	123,655	8,571,765
Verisk Analytics Inc. Class Aa	41,764	2,573,915

		101,589,511
COMPUTERS — 1.38%
Brocade Communications Systems Inc.[a,b]	931,103	5,372,464
Computer Sciences Corp.	319,500	15,728,985
Dell Inc.	3,014,615	43,199,433

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

Diebold Inc.	117,721	$3,569,301
DST Systems Inc.	57,066	4,067,094
Hewlett-Packard Co.	4,032,640	96,138,138
Lexmark International Inc. Class A	133,641	3,528,122
NetApp Inc.[a]	242,482	8,283,185
SanDisk Corp.[a]	497,789	27,378,395
Stratasys Ltd.[a,b]	34,069	2,528,601
Synopsys Inc.[a,b]	290,213	10,412,842
Western Digital Corp.	267,613	13,455,582

		233,662,142
COSMETICS & PERSONAL CARE — 2.43%
Avon Products Inc.	200,793	4,162,439
Colgate-Palmolive Co.	80,239	9,470,609
Procter & Gamble Co. (The)	5,178,581	399,061,452

		412,694,500
DISTRIBUTION & WHOLESALE — 0.13%
Arrow Electronics Inc.[a,b]	217,898	8,851,017
Ingram Micro Inc. Class Aa,b	309,019	6,081,494
WESCO International Inc.[a,b]	88,386	6,417,707

		21,350,218
DIVERSIFIED FINANCIAL SERVICES — 2.32%
Affiliated Managers Group Inc.[a]	26,239	4,029,523
Air Lease Corp.[b]	137,073	4,018,980
American Express Co.	730,372	49,270,895
Ameriprise Financial Inc.	422,499	31,117,051
BlackRock Inc.[c]	120,912	31,059,875
CBOE Holdings Inc.	24,185	893,394
Charles Schwab Corp. (The)	2,186,914	38,686,509
CME Group Inc.	679,591	41,720,091
Discover Financial Services	1,016,878	45,596,810
E*TRADE Financial Corp.[a,b]	580,288	6,214,884
Federated Investors Inc. Class B	29,374	695,283
Franklin Resources Inc.	217,824	32,850,037
Interactive Brokers Group Inc. Class A	91,474	1,363,877
Invesco Ltd.	915,536	26,513,923
Janus Capital Group Inc.	379,475	3,567,065
Legg Mason Inc.	271,632	8,732,969
LPL Financial Holdings Inc.	15,714	506,619
NASDAQ OMX Group Inc. (The)	236,806	7,648,834
NYSE Euronext Inc.	521,643	20,156,286
Raymond James Financial Inc.	230,355	10,619,365
SLM Corp.	944,046	19,334,062
TD Ameritrade Holding Corp.	471,190	9,715,938

		394,312,270

Security	Shares	Value

ELECTRIC — 5.76%
AES Corp. (The)	1,302,747	$16,375,530
Alliant Energy Corp.	225,314	11,306,257
Ameren Corp.	492,657	17,252,848
American Electric Power Co. Inc.	989,719	48,130,035
Calpine Corp.[a]	778,067	16,028,180
CMS Energy Corp.	531,604	14,853,016
Consolidated Edison Inc.	596,304	36,392,433
Dominion Resources Inc.	1,165,741	67,822,811
DTE Energy Co.	347,879	23,774,051
Duke Energy Corp.	1,435,340	104,191,331
Edison International	663,524	33,388,528
Entergy Corp.	362,261	22,909,386
Exelon Corp.	1,739,730	59,985,890
FirstEnergy Corp.	851,356	35,927,223
Great Plains Energy Inc.	276,522	6,412,545
Hawaiian Electric Industries Inc.	196,557	5,446,594
Integrys Energy Group Inc.	158,897	9,241,450
MDU Resources Group Inc.	383,490	9,583,415
National Fuel Gas Co.	147,851	9,070,659
NextEra Energy Inc.	850,763	66,087,270
Northeast Utilities	640,555	27,838,520
NRG Energy Inc.	655,492	17,363,983
NV Energy Inc.	479,297	9,600,319
OGE Energy Corp.	200,210	14,010,696
Pepco Holdings Inc.[b]	463,461	9,918,065
PG&E Corp.	859,551	38,275,806
Pinnacle West Capital Corp.	222,112	12,858,064
PPL Corp.	1,180,536	36,962,582
Public Service Enterprise Group Inc.	1,030,296	35,380,365
SCANA Corp.	241,689	12,364,809
Southern Co. (The)	1,771,750	83,130,510
TECO Energy Inc.	437,957	7,804,394
Westar Energy Inc.	256,008	8,494,345
Wisconsin Energy Corp.	471,988	20,243,565
Xcel Energy Inc.	994,242	29,528,987

		977,954,462
ELECTRICAL COMPONENTS & EQUIPMENT — 0.24%
Emerson Electric Co.	237,068	13,244,989
Energizer Holdings Inc.	126,899	12,655,637
General Cable Corp.[a,b]	95,120	3,484,246
GrafTech International Ltd.[a,b]	239,439	1,838,891
Hubbell Inc. Class B	20,696	2,009,789
Molex Inc.	279,102	8,172,107

		41,405,659

26	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

ELECTRONICS — 0.78%
Avnet Inc.[a]	282,135	$10,213,287
AVX Corp.	98,804	1,175,767
FLIR Systems Inc.	59,372	1,544,266
Garmin Ltd.	205,049	6,774,819
Itron Inc.[a,b]	80,332	3,727,405
Jabil Circuit Inc.	307,556	5,683,635
PerkinElmer Inc.	232,892	7,834,487
Tech Data Corp.[a,b]	76,392	3,484,239
Thermo Fisher Scientific Inc.	749,829	57,354,420
Tyco International Ltd.	942,767	30,168,544
Vishay Intertechnology Inc.[a,b]	268,179	3,649,916

		131,610,785
ENGINEERING & CONSTRUCTION — 0.33%
AECOM Technology Corp.[a,b]	212,810	6,980,168
Chicago Bridge & Iron Co. NV	92,699	5,756,608
Engility Holdings Inc.[a,b]	33,038	792,251
Fluor Corp.	87,037	5,773,164
Jacobs Engineering Group Inc.[a]	265,696	14,942,743
KBR Inc.	301,278	9,664,998
McDermott International Inc.[a,b]	478,758	5,261,551
URS Corp.	153,856	7,294,313

		56,465,796
ENTERTAINMENT — 0.14%
Dolby Laboratories Inc. Class Ab	40,659	1,364,516
DreamWorks Animation SKG Inc. Class Aa,b	137,361	2,604,364
International Game Technology	242,400	3,999,600
Madison Square Garden Inc. Class Aa	116,078	6,686,093
Penn National Gaming Inc.[a,b]	122,767	6,682,208
Regal Entertainment Group Class Ab	112,240	1,871,041

		23,207,822
ENVIRONMENTAL CONTROL — 0.41%
Covanta Holding Corp.	205,287	4,136,533
Republic Services Inc.	621,014	20,493,462
Waste Connections Inc.	235,436	8,470,987
Waste Management Inc.	942,322	36,948,446

		70,049,428
FOOD — 1.91%
Campbell Soup Co.	75,740	3,435,566
ConAgra Foods Inc.	846,514	30,313,666
Dean Foods Co.[a]	53,286	966,075

Security	Shares	Value

General Mills Inc.	284,981	$14,052,413
H.J. Heinz Co.	245,102	17,713,522
Hillshire Brands Co.	35,946	1,263,502
Hormel Foods Corp.	117,047	4,836,382
Ingredion Inc.	121,852	8,812,337
J.M. Smucker Co. (The)	229,263	22,733,719
Kellogg Co.	26,638	1,716,286
Kraft Foods Group Inc.	1,143,541	58,926,668
Mondelez International Inc. Class A	3,427,722	104,922,571
Safeway Inc.	420,863	11,089,740
Smithfield Foods Inc.[a]	286,786	7,594,093
Sysco Corp.	567,683	19,965,411
Tyson Foods Inc. Class A	589,800	14,638,836
WhiteWave Foods Co. Class Aa,b	19,364	330,544

		323,311,331
FOREST PRODUCTS & PAPER — 0.35%
Domtar Corp.	69,808	5,418,497
International Paper Co.	894,682	41,674,288
MeadWestvaco Corp.	356,361	12,935,904

		60,028,689
GAS — 0.70%
AGL Resources Inc.	238,139	9,989,931
Atmos Energy Corp.	182,921	7,808,897
CenterPoint Energy Inc.	875,596	20,979,280
NiSource Inc.	635,543	18,646,832
Questar Corp.	280,250	6,818,483
Sempra Energy	493,212	39,427,367
UGI Corp.	228,328	8,765,512
Vectren Corp.	168,280	5,960,478

		118,396,780
HAND & MACHINE TOOLS — 0.28%
Kennametal Inc.	162,624	6,348,841
Regal Beloit Corp.	84,679	6,906,419
Snap-on Inc.	94,738	7,834,833
Stanley Black & Decker Inc.	326,131	26,406,827

		47,496,920
HEALTH CARE — PRODUCTS — 1.85%
Alere Inc.[a,b]	165,588	4,227,462
Baxter International Inc.	95,169	6,913,076
Becton, Dickinson and Co.	28,205	2,696,680
Boston Scientific Corp.[a]	2,766,379	21,605,420
CareFusion Corp.[a]	450,722	15,770,763
Cooper Companies Inc. (The)	67,372	7,268,091

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

Covidien PLC	933,744	$63,345,193
Henry Schein Inc.[a,b]	78,894	7,301,640
Hill-Rom Holdings Inc.	125,916	4,434,762
Hologic Inc.[a,b]	545,325	12,324,345
Hospira Inc.[a,b]	335,150	11,002,974
Medtronic Inc.	1,986,276	93,275,521
QIAGEN NVa	477,761	10,071,202
Sirona Dental Systems Inc.[a]	92,021	6,784,708
St. Jude Medical Inc.	132,021	5,338,929
Stryker Corp.	166,206	10,843,279
Teleflex Inc.	83,192	7,030,556
Zimmer Holdings Inc.	324,041	24,374,364

		314,608,965
HEALTH CARE — SERVICES — 2.09%
Aetna Inc.	667,532	34,124,236
Brookdale Senior Living Inc.[a,b]	197,248	5,499,274
Cigna Corp.	586,912	36,605,702
Community Health Systems Inc.	184,423	8,739,806
Covance Inc.[a,b]	105,351	7,829,686
Coventry Health Care Inc.	272,257	12,804,247
HCA Holdings Inc.	117,797	4,786,092
Health Management Associates Inc. Class Aa,b	520,890	6,703,854
Health Net Inc.[a]	171,025	4,894,736
Humana Inc.	333,413	23,042,172
LifePoint Hospitals Inc.[a,b]	99,770	4,834,854
MEDNAX Inc.[a,b]	99,973	8,960,580
Quest Diagnostics Inc.	287,287	16,217,351
Tenet Healthcare Corp.[a]	200,171	9,524,136
UnitedHealth Group Inc.	2,115,607	121,033,877
Universal Health Services Inc. Class B	171,166	10,932,372
WellPoint Inc.	582,970	38,610,103

		355,143,078
HOLDING COMPANIES — DIVERSIFIED — 0.20%
American Capital Ltd.[a]	649,997	9,486,706
Ares Capital Corp.	504,839	9,137,586
Leucadia National Corp.	541,540	14,854,442

		33,478,734
HOME BUILDERS — 0.32%
D.R. Horton Inc.	522,890	12,706,227
Lennar Corp. Class A	328,673	13,633,356
NVR Inc.[a]	1,125	1,215,124
PulteGroup Inc.[a]	694,455	14,055,769

Security	Shares	Value

Thor Industries Inc.	80,566	$2,964,023
Toll Brothers Inc.[a,b]	291,856	9,993,150

		54,567,649
HOME FURNISHINGS — 0.15%
Harman International Industries Inc.	142,958	6,380,215
Whirlpool Corp.	157,150	18,615,989

		24,996,204
HOUSEHOLD PRODUCTS & WARES — 0.32%
Avery Dennison Corp.	211,346	9,102,672
Church & Dwight Co. Inc.	108,087	6,985,663
Clorox Co. (The)	249,560	22,093,547
Jarden Corp.[a]	187,147	8,019,249
Kimberly-Clark Corp.	84,236	8,253,443
Scotts Miracle-Gro Co. (The) Class A	8,812	381,031

		54,835,605
HOUSEWARES — 0.09%
Newell Rubbermaid Inc.	588,606	15,362,617

		15,362,617
INSURANCE — 7.34%
ACE Ltd.	690,906	61,469,907
Aflac Inc.	954,946	49,676,291
Alleghany Corp.[a,b]	34,795	13,776,036
Allied World Assurance Co. Holdings Ltd.	36,387	3,373,803
Allstate Corp. (The)	1,002,271	49,181,438
American Financial Group Inc.	164,355	7,787,140
American International Group Inc.[a]	1,316,555	51,108,665
American National Insurance Co.	16,401	1,424,755
Aon PLC	607,977	37,390,586
Arch Capital Group Ltd.[a,b]	243,868	12,820,141
Aspen Insurance Holdings Ltd.[b]	145,585	5,616,669
Assurant Inc.	164,694	7,412,877
Assured Guaranty Ltd.	348,420	7,180,936
Axis Capital Holdings Ltd.	213,010	8,865,476
Berkshire Hathaway Inc. Class Ba	3,630,767	378,325,921
Brown & Brown Inc.	216,368	6,932,431
Chubb Corp. (The)	550,264	48,164,608
Cincinnati Financial Corp.	296,437	13,988,862
CNA Financial Corp.	54,314	1,775,525
Endurance Specialty Holdings Ltd.[b]	79,040	3,778,902
Everest Re Group Ltd.	107,355	13,941,120
Fidelity National Financial Inc. Class A	452,107	11,406,660

28	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

Genworth Financial Inc. Class Aa	1,015,319	$10,153,190
Hanover Insurance Group Inc. (The)	49,846	2,476,349
Hartford Financial Services Group Inc. (The)	901,707	23,264,041
HCC Insurance Holdings Inc.	205,303	8,628,885
Kemper Corp.	99,153	3,233,379
Lincoln National Corp.	586,569	19,128,015
Loews Corp.	635,594	28,010,628
Markel Corp.[a,b]	19,853	9,995,986
Marsh & McLennan Companies Inc.	230,502	8,752,161
MBIA Inc.[a,b]	287,294	2,950,509
Mercury General Corp.	43,451	1,648,096
MetLife Inc.	1,735,239	65,973,787
Old Republic International Corp.	525,044	6,673,309
PartnerRe Ltd.[b]	125,621	11,696,571
Principal Financial Group Inc.	614,614	20,915,314
ProAssurance Corp.	124,630	5,898,738
Progressive Corp. (The)	1,245,106	31,463,829
Protective Life Corp.	169,381	6,063,840
Prudential Financial Inc.	953,409	56,241,597
Reinsurance Group of America Inc.	149,758	8,936,060
RenaissanceRe Holdings Ltd.	90,120	8,290,139
StanCorp Financial Group Inc.	89,296	3,818,297
Torchmark Corp.	190,273	11,378,325
Travelers Companies Inc. (The)	448,809	37,785,230
Unum Group	549,049	15,510,634
Validus Holdings Ltd.[b]	180,176	6,733,177
W.R. Berkley Corp.	225,265	9,995,008
White Mountains Insurance Group Ltd.[b]	11,484	6,512,806
XL Group PLC	600,776	18,203,513

		1,245,730,162
INTERNET — 0.76%
AOL Inc.[a,b]	118,576	4,563,990
Expedia Inc.	66,584	3,995,706
HomeAway Inc.[a,b]	7,196	233,870
IAC/InterActiveCorp	135,123	6,037,296
Liberty Interactive Corp. Series Aa	979,913	20,950,540
Liberty Ventures Series Aa	64,227	4,854,277
Symantec Corp.[a]	1,384,466	34,168,621
VeriSign Inc.[a]	25,587	1,209,753
Yahoo! Inc.[a]	2,244,518	52,813,508

		128,827,561

Security	Shares	Value

IRON & STEEL — 0.43%
Allegheny Technologies Inc.	217,469	$6,895,942
Carpenter Technology Corp.	83,197	4,100,780
Cliffs Natural Resources Inc.	324,669	6,171,958
Commercial Metals Co.	239,094	3,789,640
Nucor Corp.	645,749	29,801,316
Reliance Steel & Aluminum Co.	152,909	10,882,534
Steel Dynamics Inc.	348,503	5,530,743
United States Steel Corp.[b]	292,325	5,700,337

		72,873,250
LEISURE TIME — 0.24%
Carnival Corp.	846,110	29,021,573
Norwegian Cruise Line Holdings Ltd.[a]	26,990	800,254
Royal Caribbean Cruises Ltd.	307,738	10,223,056

		40,044,883
LODGING — 0.11%
Choice Hotels International Inc.	49,396	2,089,945
Hyatt Hotels Corp. Class Aa,b	91,800	3,968,514
Marriott International Inc. Class A	38,072	1,607,780
MGM Resorts International[a,b]	807,041	10,612,589

		18,278,828
MACHINERY — 0.31%
AGCO Corp.	198,890	10,366,147
CNH Global NV	57,895	2,392,221
Flowserve Corp.	7,551	1,266,378
Gardner Denver Inc.	101,466	7,621,111
IDEX Corp.	137,583	7,349,684
Manitowoc Co. Inc. (The)	63,782	1,311,358
Nordson Corp.	9,357	617,094
Terex Corp.[a,b]	225,810	7,772,380
Xylem Inc.	335,202	9,238,167
Zebra Technologies Corp. Class Aa	88,534	4,172,608

		52,107,148
MANUFACTURING — 4.43%
3M Co.	142,235	15,121,003
AptarGroup Inc.	89,393	5,126,689
Carlisle Companies Inc.	114,535	7,764,328
Colfax Corp.[a,b]	69,719	3,244,722
Crane Co.	100,535	5,615,885
Danaher Corp.	781,603	48,576,626
Dover Corp.	350,196	25,522,285
Eaton Corp. PLC	768,683	47,081,834

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

General Electric Co.	21,600,717	$499,408,577
Harsco Corp.	163,492	4,049,697
Illinois Tool Works Inc.	45,894	2,796,780
Ingersoll-Rand PLC	109,046	5,998,621
ITT Corp.	142,913	4,063,017
Leggett & Platt Inc.[b]	284,580	9,613,112
Parker Hannifin Corp.	170,574	15,621,167
Pentair Ltd. Registered	429,867	22,675,484
SPX Corp.	66,840	5,277,686
Textron Inc.	533,900	15,915,559
Trinity Industries Inc.	164,537	7,458,462

		750,931,534
MEDIA — 3.45%
Cablevision NY Group Class A	363,233	5,433,966
CBS Corp. Class B NVS	1,098,971	51,310,956
Comcast Corp. Class A	2,869,503	120,547,821
DISH Network Corp. Class A	90,932	3,446,323
Gannett Co. Inc.	476,809	10,427,813
John Wiley & Sons Inc. Class A	54,110	2,108,126
Liberty Media Corp.[a]	207,535	23,167,132
News Corp. Class A NVS	2,802,532	85,533,277
Nielsen Holdings NV	185,169	6,632,753
Starz Liberty Capital Series Aa	205,383	4,549,233
Thomson Reuters Corp.	758,964	24,651,151
Time Warner Inc.	1,957,554	112,794,261
Walt Disney Co. (The)	2,303,496	130,838,573
Washington Post Co. (The) Class Bb	8,569	3,830,343

		585,271,728
METAL FABRICATE & HARDWARE — 0.05%
Timken Co. (The)	161,989	9,165,338

		9,165,338
MINING — 0.77%
Alcoa Inc.	2,185,781	18,622,854
Freeport-McMoRan Copper & Gold Inc.	1,936,049	64,083,222
Molycorp Inc.[a,b]	145,618	757,214
Newmont Mining Corp.	1,003,034	42,017,094
Southern Copper Corp.[b]	83,154	3,124,096
Tahoe Resources Inc.[a]	127,912	2,249,972

		130,854,452
OFFICE & BUSINESS EQUIPMENT — 0.14%
Pitney Bowes Inc.[b]	132,330	1,966,424
Xerox Corp.	2,586,618	22,244,915

		24,211,339

Security	Shares	Value

OIL & GAS — 14.35%
Anadarko Petroleum Corp.	1,018,852	$89,098,607
Apache Corp.	797,272	61,517,508
Atwood Oceanics Inc.[a,b]	79,248	4,163,690
Cheniere Energy Inc.[a,b]	150,636	4,217,808
Chesapeake Energy Corp.	1,352,974	27,614,199
Chevron Corp.	4,021,713	477,859,939
Cimarex Energy Co.	174,296	13,148,890
Cobalt International Energy Inc.[a]	23,815	671,583
ConocoPhillips	2,578,530	154,969,653
Denbury Resources Inc.[a,b]	793,321	14,795,437
Devon Energy Corp.	826,434	46,627,406
Diamond Offshore Drilling Inc.	139,440	9,699,446
Energen Corp.	146,373	7,612,860
EQT Corp.	267,295	18,109,236
EXCO Resources Inc.	251,610	1,793,979
Exxon Mobil Corp.	9,532,988	859,017,549
Helmerich & Payne Inc.	149,898	9,098,809
Hess Corp.	622,400	44,570,064
HollyFrontier Corp.	420,258	21,622,274
Laredo Petroleum Holdings Inc.[a,b]	3,268	59,772
Marathon Oil Corp.	1,441,102	48,593,959
Marathon Petroleum Corp.	695,407	62,308,467
Murphy Oil Corp.	396,803	25,288,255
Nabors Industries Ltd.[b]	589,269	9,557,943
Newfield Exploration Co.[a,b]	274,083	6,144,941
Noble Energy Inc.	281,658	32,576,564
Occidental Petroleum Corp.	1,653,921	129,617,789
Patterson-UTI Energy Inc.	296,975	7,079,884
Phillips 66	1,275,245	89,228,893
Pioneer Natural Resources Co.	44,908	5,579,819
Plains Exploration & Production Co.[a]	261,919	12,433,295
QEP Resources Inc.	362,442	11,540,153
Rowan Companies PLC[a]	251,926	8,908,103
SandRidge Energy Inc.[a,b]	993,988	5,238,317
SM Energy Co.	21,579	1,277,908
Southwestern Energy Co.[a]	463,656	17,275,823
Tesoro Corp.	288,614	16,898,350
Ultra Petroleum Corp.[a,b]	310,304	6,237,110
Unit Corp.[a,b]	98,905	4,505,123
Valero Energy Corp.	1,129,290	51,371,402
Whiting Petroleum Corp.[a,b]	204,896	10,416,913
WPX Energy Inc.[a]	404,781	6,484,592

		2,434,832,312

30	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

OIL & GAS SERVICES — 0.95%
Baker Hughes Inc.	896,710	$41,616,311
Cameron International Corp.[a]	116,139	7,572,263
Halliburton Co.	1,283,576	51,869,306
MRC Global Inc.[a,b]	17,719	583,487
National Oilwell Varco Inc.	672,200	47,558,150
Oil States International Inc.[a,b]	17,144	1,398,436
RPC Inc.	15,974	242,325
SEACOR Holdings Inc.	23,850	1,757,268
Superior Energy Services Inc.[a,b]	320,212	8,315,906

		160,913,452
PACKAGING & CONTAINERS — 0.31%
Bemis Co. Inc.	209,202	8,443,393
Crown Holdings Inc.[a,b]	229,762	9,560,397
Greif Inc. Class A	63,489	3,404,280
Owens-Illinois Inc.[a]	87,094	2,321,055
Packaging Corp. of America	15,538	697,190
Rock-Tenn Co. Class A	126,748	11,760,947
Sealed Air Corp.	393,771	9,493,819
Sonoco Products Co.	204,257	7,146,952

		52,828,033
PHARMACEUTICALS — 7.25%
Abbott Laboratories	166,259	5,872,268
AbbVie Inc.	166,259	6,780,042
Bristol-Myers Squibb Co.	315,799	13,007,761
Cardinal Health Inc.	322,940	13,440,763
DENTSPLY International Inc.	159,293	6,757,209
Eli Lilly and Co.	1,329,197	75,485,098
Endo Health Solutions Inc.[a,b]	88,219	2,713,617
Forest Laboratories Inc.[a]	544,056	20,695,890
Johnson & Johnson	4,339,411	353,792,179
Merck & Co. Inc.	6,201,279	274,282,570
Mylan Inc.[a]	72,310	2,092,652
Omnicare Inc.	212,956	8,671,568
Patterson Companies Inc.	13,402	509,812
Pfizer Inc.	15,266,283	440,584,927
VCA Antech Inc.[a,b]	178,090	4,183,334
Zoetis Inc.[a]	60,676	2,026,578

		1,230,896,268
PIPELINES — 0.24%
Spectra Energy Corp.	1,335,662	41,071,606

		41,071,606

Security	Shares	Value

REAL ESTATE — 0.16%
Alexander & Baldwin Inc.[a]	79,391	$2,838,228
Forest City Enterprises Inc. Class Aa,b	303,019	5,384,648
Howard Hughes Corp. (The)[a]	55,487	4,650,366
Jones Lang LaSalle Inc.	88,659	8,813,591
Realogy Holdings Corp.[a]	73,730	3,600,973
St. Joe Co. (The)[a,b]	113,872	2,419,780

		27,707,586
REAL ESTATE INVESTMENT TRUSTS — 4.17%
Alexandria Real Estate Equities Inc.[b]	125,918	8,937,660
American Campus Communities Inc.	188,499	8,546,545
American Capital Agency Corp.	807,810	26,480,012
Annaly Capital Management Inc.[b]	1,984,423	31,532,481
Apartment Investment and Management Co. Class A	83,639	2,564,372
AvalonBay Communities Inc.	232,891	29,500,303
BioMed Realty Trust Inc.[b]	344,215	7,435,044
Boston Properties Inc.	253,685	25,637,406
Brandywine Realty Trust[b]	288,977	4,291,308
BRE Properties Inc. Class A	111,684	5,436,777
Camden Property Trust	42,456	2,915,878
CBL & Associates Properties Inc.[b]	301,628	7,118,421
Chimera Investment Corp.	2,085,048	6,651,303
CommonWealth REIT	241,021	5,408,511
Corporate Office Properties Trust	161,237	4,301,803
Corrections Corp. of America	204,766	8,000,208
DDR Corp.[b]	483,547	8,423,389
Douglas Emmett Inc.	283,537	7,068,577
Duke Realty Corp.[b]	652,659	11,082,150
Equity Lifestyle Properties, Inc.	14,266	1,095,629
Equity Residential	608,554	33,506,983
Extra Space Storage Inc.	83,498	3,278,966
Federal Realty Investment Trust	28,106	3,036,572
General Growth Properties Inc.	1,080,622	21,482,765
Hatteras Financial Corp.	198,894	5,455,662
HCP Inc.	859,692	42,864,243
Health Care REIT Inc.	527,361	35,813,086
Home Properties Inc.	49,162	3,117,854
Hospitality Properties Trust	284,733	7,813,074
Host Hotels & Resorts Inc.	1,469,091	25,694,402
Kilroy Realty Corp.[b]	140,540	7,364,296

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

Kimco Realty Corp.	833,957	$18,680,637
Liberty Property Trust[b]	210,033	8,348,812
Macerich Co. (The)	271,901	17,504,986
Mack-Cali Realty Corp.[b]	178,908	5,118,558
MFA Financial Inc.	724,537	6,752,685
Mid-America Apartment Communities Inc.	4,591	317,054
National Retail Properties Inc.[b]	235,998	8,536,048
Piedmont Office Realty Trust Inc. Class A	350,664	6,869,508
Post Properties Inc.	64,386	3,032,581
Prologis Inc.	942,310	37,673,554
Rayonier Inc.[b]	51,476	3,071,573
Realty Income Corp.[b]	399,748	18,128,572
Regency Centers Corp.[b]	72,368	3,828,991
Retail Properties of America Inc. Class Ab	172,602	2,554,510
Senior Housing Properties Trust	382,472	10,261,724
Simon Property Group Inc.	97,486	15,457,380
SL Green Realty Corp.	177,074	15,247,842
Taubman Centers Inc.	69,917	5,429,754
UDR Inc.	502,136	12,146,670
Ventas Inc.	589,132	43,124,462
Vornado Realty Trust	377,913	31,608,643
Weingarten Realty Investors[b]	246,082	7,763,887
Weyerhaeuser Co.	747,343	23,451,623

		706,765,734
RETAIL — 3.44%
Abercrombie & Fitch Co. Class A	163,785	7,566,867
American Eagle Outfitters Inc.	88,820	1,660,934
AutoNation Inc.[a,b]	33,233	1,453,944
Best Buy Co. Inc.	546,813	12,111,908
CarMax Inc.[a,b]	379,142	15,810,221
Chico’s FAS Inc.	101,153	1,699,370
CVS Caremark Corp.	2,085,441	114,678,401
Dillard’s Inc. Class A	59,569	4,679,145
DSW Inc. Class A	3,889	248,118
Foot Locker Inc.	245,091	8,391,916
GameStop Corp. Class Ab	253,575	7,092,493
Guess? Inc.	124,489	3,091,062
J.C. Penney Co. Inc.[b]	324,245	4,899,342
Kohl’s Corp.	436,895	20,153,966
Lowe’s Companies Inc.	1,993,435	75,591,055
Macy’s Inc.	683,467	28,596,259
PVH Corp.	13,170	1,406,688
Sally Beauty Holdings Inc.[a]	20,022	588,246

Security	Shares	Value

Sears Holdings Corp.[a,b]	74,486	$3,722,066
Sears Hometown and Outlet Stores Inc.[a,b]	16,039	647,174
Signet Jewelers Ltd.[b]	172,513	11,558,371
Staples Inc.	1,411,959	18,962,609
Target Corp.	1,273,012	87,137,671
Tiffany & Co.	41,287	2,871,098
Wal-Mart Stores Inc.	727,901	54,468,832
Walgreen Co.	1,759,626	83,898,968
Wendy’s Co. (The)	568,515	3,223,480
Williams-Sonoma Inc.	78,868	4,063,279
World Fuel Services Corp.	99,447	3,950,035

		584,223,518
SAVINGS & LOANS — 0.28%
BankUnited Inc.	69,750	1,786,995
Capitol Federal Financial Inc.	315,089	3,803,124
First Niagara Financial Group Inc.	715,915	6,343,007
Hudson City Bancorp Inc.	1,072,704	9,268,163
New York Community Bancorp Inc.	891,195	12,788,648
People’s United Financial Inc.	534,704	7,186,422
TFS Financial Corp.[a,b]	162,771	1,762,810
Washington Federal Inc.	216,950	3,796,625

		46,735,794
SEMICONDUCTORS — 1.69%
Analog Devices Inc.	557,850	25,934,447
Applied Materials Inc.	2,438,726	32,874,026
Atmel Corp.[a,b]	824,362	5,737,560
Avago Technologies Ltd.[b]	29,250	1,050,660
Broadcom Corp. Class A	425,321	14,745,879
Cree Inc.[a,b]	235,569	12,887,980
Cypress Semiconductor Corp.[a]	127,839	1,410,064
Fairchild Semiconductor International Inc.[a,b]	255,704	3,615,655
Freescale Semiconductor Ltd.[a,b]	5,486	81,687
Intel Corp.	2,637,895	57,638,006
KLA-Tencor Corp.	342,795	18,079,008
Lam Research Corp.[a]	225,989	9,369,504
Marvell Technology Group Ltd.	903,257	9,556,459
Maxim Integrated Products Inc.	296,681	9,686,635
Micron Technology Inc.[a]	2,032,127	20,280,627
NVIDIA Corp.	1,256,677	16,110,599
ON Semiconductor Corp.[a,b]	922,324	7,636,843
PMC-Sierra Inc.[a,b]	424,480	2,882,219
Rovi Corp.[a]	170,806	3,656,956

32	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

Silicon Laboratories Inc.[a,b]	9,611	$397,511
Skyworks Solutions Inc.[a,b]	41,974	924,687
Teradyne Inc.[a,b]	333,228	5,404,958
Texas Instruments Inc.	766,910	27,209,967

		287,171,937
SHIPBUILDING — 0.03%
Huntington Ingalls Industries Inc.	100,880	5,379,930

		5,379,930
SOFTWARE — 0.58%
Activision Blizzard Inc.	859,971	12,529,777
Adobe Systems Inc.[a]	435,468	18,947,213
Akamai Technologies Inc.[a]	27,863	983,285
Allscripts Healthcare Solutions Inc.[a]	348,462	4,735,599
CA Inc.	686,394	17,276,537
Compuware Corp.[a]	418,733	5,234,162
Dun & Bradstreet Corp. (The)	27,238	2,278,459
Electronic Arts Inc.[a]	610,680	10,809,036
Fidelity National Information Services Inc.	513,851	20,358,777
Fiserv Inc.[a,b]	47,593	4,180,093
ServiceNow Inc.[a,b]	7,109	257,346
Workday Inc. Class Aa,b	12,003	739,745

		98,330,029
TELECOMMUNICATIONS — 4.99%
Amdocs Ltd.	342,515	12,416,169
AT&T Inc.	11,195,421	410,759,997
CenturyLink Inc.	1,269,194	44,586,785
Cisco Systems Inc.	10,922,181	228,382,805
Clearwire Corp. Class Aa,b	712,701	2,309,151
Corning Inc.	3,104,787	41,386,811
EchoStar Corp. Class Aa	58,058	2,262,520
Frontier Communications Corp.[b]	2,026,690	8,066,226
Harris Corp.	162,455	7,528,165
JDS Uniphase Corp.[a,b]	469,372	6,275,504
Juniper Networks Inc.[a]	1,082,336	20,066,509
Level 3 Communications Inc.[a,b]	160,024	3,246,887
MetroPCS Communications Inc.[a]	616,943	6,724,679
NII Holdings Inc.[a,b]	348,496	1,508,988
Palo Alto Networks Inc.[a]	3,492	197,647
Polycom Inc.[a,b]	362,331	4,014,627
Sprint Nextel Corp.[a]	6,103,490	37,902,673
Telephone & Data Systems Inc.	191,784	4,040,889
United States Cellular Corp.[a,b]	29,300	1,054,800
Windstream Corp.	484,791	3,854,088

		846,585,920
TEXTILES — 0.11%
Cintas Corp.	117,034	5,164,710
Mohawk Industries Inc.[a]	115,864	13,106,536

		18,271,246

Security	Shares	Value

TOYS, GAMES & HOBBIES — 0.05%
Hasbro Inc.	22,455	$986,673
Mattel Inc.	155,954	6,829,225

		7,815,898
TRANSPORTATION — 0.93%
Con-way Inc.	51,000	1,795,710
CSX Corp.	681,461	16,784,384
ERA Group Inc.[a]	23,850	500,850
Expeditors International of Washington Inc.	41,487	1,481,501
FedEx Corp.	602,813	59,196,237
Kansas City Southern Industries Inc.	49,273	5,464,376
Kirby Corp.[a,b]	29,105	2,235,264
Matson Inc.	79,391	1,953,019
Norfolk Southern Corp.	665,493	51,296,200
Ryder System Inc.	105,222	6,287,014
Teekay Corp.	73,878	2,656,653
Tidewater Inc.	104,147	5,259,423
UTi Worldwide Inc.	210,102	3,042,277

		157,952,908
TRUCKING & LEASING — 0.03%
GATX Corp.	95,485	4,962,355

		4,962,355
WATER — 0.13%
American Water Works Co. Inc.	357,991	14,835,147
Aqua America Inc.	250,472	7,874,840

		22,709,987

TOTAL COMMON STOCKS
(Cost: $14,756,765,801)		16,940,267,235

SHORT-TERM INVESTMENTS — 2.92%

MONEY MARKET FUNDS — 2.92%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	376,944,347	376,944,347
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	26,773,283	26,773,283
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	91,555,441	91,555,441

		495,273,071

TOTAL SHORT-TERM INVESTMENTS
(Cost: $495,273,071)		495,273,071

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

March 31, 2013

Value

TOTAL INVESTMENTS IN SECURITIES — 102.74%
(Cost: $15,252,038,872)	$17,435,540,306
Other Assets, Less Liabilities — (2.74)%	(464,929,174)

NET ASSETS — 100.00%	$16,970,611,132

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

34	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.84%

ADVERTISING — 0.07%
Harte-Hanks Inc.	704,936	$5,491,451
Marchex Inc. Class B	361,270	1,520,947
MDC Partners Inc.	405,905	6,563,484
Millennial Media Inc.[a,b]	179,984	1,142,898

		14,718,780
AEROSPACE & DEFENSE — 1.26%
AAR Corp.	641,882	11,804,210
AeroVironment Inc.[a,b]	277,939	5,039,034
API Technologies Corp.[a,b]	509,115	1,262,605
Astronics Corp.[a,b]	191,885	5,722,011
CPI Aerostructures Inc.[a,b]	103,867	890,140
Cubic Corp.	251,504	10,744,251
Curtiss-Wright Corp.	743,564	25,801,671
Esterline Technologies Corp.[a]	485,636	36,762,645
GenCorp Inc.[a,b]	944,625	12,563,512
HEICO Corp.	834,599	36,229,943
Kaman Corp.	418,268	14,835,966
Kratos Defense & Security Solutions Inc.[a,b]	633,615	3,187,083
LMI Aerospace Inc.[a]	145,352	3,021,868
M/A-COM Technology Solutions Holdings Inc.[a,b]	95,608	1,536,421
Moog Inc. Class Aa	717,061	32,862,906
National Presto Industries Inc.[b]	76,070	6,123,635
Orbital Sciences Corp.[a]	935,581	15,614,847
SIFCO Industries Inc.	39,890	734,375
Teledyne Technologies Inc.[a]	582,248	45,671,533

		270,408,656
AGRICULTURE — 0.33%
Alico Inc.	55,534	2,568,448
Alliance One International Inc.[a,b]	1,380,848	5,371,499
Andersons Inc. (The)	295,024	15,789,684
Cadiz Inc.[a,b]	204,516	1,382,528
Griffin Land & Nurseries Inc.	44,424	1,334,941
Limoneira Co.	153,839	2,972,169
Tejon Ranch Co.[a]	208,210	6,200,494
Universal Corp.	368,465	20,648,779
Vector Group Ltd.	880,992	14,201,591

		70,470,133
AIRLINES — 0.94%
Alaska Air Group Inc.[a]	1,125,998	72,018,832
Allegiant Travel Co.	236,995	21,040,416

Security	Shares	Value

Hawaiian Holdings Inc.[a,b]	819,420	$4,719,859
JetBlue Airways Corp.[a,b]	3,703,811	25,556,296
Republic Airways Holdings Inc.[a]	767,110	8,852,449
SkyWest Inc.	808,070	12,969,524
Spirit Airlines Inc.[a,b]	658,350	16,695,756
US Airways Group Inc.[a,b]	2,308,274	39,171,410

		201,024,542
APPAREL — 1.03%
Cherokee Inc.	138,458	1,896,875
Columbia Sportswear Co.[b]	194,920	11,281,970
Crocs Inc.[a]	1,425,518	21,126,177
Delta Apparel Inc.[a]	112,045	1,845,381
G-III Apparel Group Ltd.[a,b]	263,956	10,587,275
Iconix Brand Group Inc.[a,b]	1,027,093	26,570,896
Jones Group Inc. (The)	1,302,217	16,564,200
K-Swiss Inc. Class Aa	420,638	1,993,824
Maidenform Brands Inc.[a]	376,406	6,598,397
Oxford Industries Inc.	222,319	11,805,139
Perry Ellis International Inc.	190,520	3,465,559
Quiksilver Inc.[a,b]	2,064,971	12,534,374
R.G. Barry Corp.	143,565	1,922,335
SKECHERS U.S.A. Inc. Class Aa	600,496	12,700,491
Steven Madden Ltd.[a]	622,388	26,849,818
True Religion Apparel Inc.	408,784	10,673,350
Unifi Inc.[a,b]	222,372	4,247,305
Weyco Group Inc.	105,176	2,577,864
Wolverine World Wide Inc.	771,063	34,212,065

		219,453,295
AUTO MANUFACTURERS — 0.05%
Wabash National Corp.[a,b]	1,088,823	11,062,442

		11,062,442
AUTO PARTS & EQUIPMENT — 1.01%
Accuride Corp.[a,b]	749,204	4,038,210
American Axle & Manufacturing Holdings Inc.[a,b]	1,057,105	14,429,483
Commercial Vehicle Group Inc.[a,b]	385,533	3,007,157
Cooper Tire & Rubber Co.	987,601	25,341,842
Dana Holding Corp.	2,339,561	41,714,373
Dorman Products Inc.[b]	388,527	14,457,090
Douglas Dynamics Inc.	349,612	4,831,638
Exide Technologies Inc.[a,b]	1,233,461	3,330,345
Federal-Mogul Corp. Class Aa,b	301,849	1,820,149
Fuel Systems Solutions Inc.[a,b]	232,992	3,837,378
Gentherm Inc.[a,b]	468,198	7,669,083
Meritor Inc.[a]	1,527,644	7,225,756

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2013

Security	Shares	Value

Miller Industries Inc.	179,931	$2,887,892
Modine Manufacturing Co.[a]	738,660	6,721,806
Spartan Motors Inc.	535,813	2,845,167
Standard Motor Products Inc.	314,585	8,720,296
Superior Industries International Inc.	365,779	6,832,752
Tenneco Inc.[a,b]	961,681	37,803,680
Titan International Inc.[b]	847,383	17,862,834
Tower International Inc.[a,b]	91,783	1,284,962

		216,661,893
BANKS — 6.40%
1st Source Corp.	236,166	5,597,134
1st United Bancorp Inc.	484,350	3,128,901
Access National Corp.	116,714	1,914,110
American National Bankshares Inc.	123,106	2,654,165
Ameris Bancorp[a,b]	376,942	5,409,118
Ames National Corp.	129,258	2,696,322
Arrow Financial Corp.	163,445	4,027,285
BancFirst Corp.	102,909	4,291,305
Banco Latinoamericano de Comercio Exterior SA Class E	449,544	11,121,719
Bancorp Inc. (The)[a]	514,681	7,128,332
BancorpSouth Inc.	1,496,837	24,398,443
Bank of Kentucky Financial Corp.	93,389	2,561,660
Bank of Marin Bancorp	84,916	3,404,282
Bank of the Ozarks Inc.	463,124	20,539,549
Banner Corp.	306,356	9,751,312
Bar Harbor Bankshares	61,678	2,254,331
BBCN Bancorp Inc.	1,237,018	16,155,455
Berkshire Bancorp Inc.	67,778	565,946
Boston Private Financial Holdings Inc.	1,243,731	12,288,062
Bridge Bancorp Inc.	135,464	2,913,831
Bridge Capital Holdings[a,b]	146,751	2,236,485
Bryn Mawr Bank Corp.	180,796	4,208,931
C&F Financial Corp.	50,374	2,062,815
Camden National Corp.	121,356	4,014,456
Capital Bank Financial Corp.[a,b]	152,491	2,616,746
Capital City Bank Group Inc.[a]	185,750	2,294,013
Cardinal Financial Corp.	461,877	8,396,924
Cascade Bancorp[a,b]	98,945	668,868
Cass Information Systems Inc.	163,454	6,871,606
Cathay General Bancorp	1,247,520	25,100,102
Center Bancorp Inc.	194,329	2,415,509

Security	Shares	Value

CenterState Banks Inc.	476,050	$4,084,509
Central Pacific Financial Corp.[a]	341,301	5,358,426
Century Bancorp Inc. Class A	54,090	1,834,192
Chemical Financial Corp.	437,588	11,543,571
Citizens & Northern Corp.	193,236	3,768,102
Citizens Republic Bancorp Inc.[a]	635,127	14,322,114
City Holding Co.	247,690	9,855,585
CNB Financial Corp.	196,148	3,344,323
CoBiz Financial Inc.	552,512	4,464,297
Columbia Banking System Inc.	629,471	13,835,773
Community Bank System Inc.	625,321	18,528,261
Community Trust Bancorp Inc.	222,972	7,587,737
ConnectOne Bancorp Inc.	27,679	864,969
Crescent Financial Bancshares Inc.[a,b]	43,946	173,147
CVB Financial Corp.	1,394,737	15,718,686
Eagle Bancorp Inc.[a,b]	307,371	6,728,351
Enterprise Bancorp Inc.	92,399	1,566,163
Enterprise Financial Services Corp.	281,699	4,039,564
F.N.B. Corp.	2,211,811	26,762,913
Farmers National Banc Corp.	295,858	1,866,864
Fidelity Southern Corp.[a]	153,859	1,769,379
Financial Institutions Inc.	218,203	4,355,332
First Bancorp (North Carolina)	279,444	3,769,700
First BanCorp (Puerto Rico)[a,b]	1,113,273	6,935,691
First Bancorp Inc. (Maine)	139,761	2,517,096
First Busey Corp.	1,186,578	5,422,661
First California Financial Group Inc.[a]	353,051	3,007,995
First Commonwealth Financial Corp.	1,587,565	11,843,235
First Community Bancshares Inc.	284,951	4,516,473
First Connecticut Bancorp Inc.	282,265	4,157,763
First Financial Bancorp	926,849	14,875,926
First Financial Bankshares Inc.[b]	498,933	24,248,144
First Financial Corp.	176,494	5,557,796
First Interstate BancSystem Inc.	256,693	4,828,395
First Merchants Corp.	452,305	6,997,158
First Midwest Bancorp Inc.	1,187,623	15,771,633
First of Long Island Corp. (The)	121,952	3,615,877
FirstMerit Corp.	1,737,723	28,724,561
FNB United Corp.[a]	157,740	1,539,542
Franklin Financial Corp.	211,343	3,857,010
German American Bancorp Inc.	199,602	4,592,842

36	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2013

Security	Shares	Value

Glacier Bancorp Inc.	1,140,318	$21,643,236
Great Southern Bancorp Inc.[b]	164,287	4,006,960
Guaranty Bancorp[a,b]	1,199,200	2,518,320
Hancock Holding Co.	1,208,742	37,374,303
Hanmi Financial Corp.[a]	497,920	7,966,720
Heartland Financial USA Inc.	232,447	5,873,936
Heritage Commerce Corp.[a]	329,082	2,214,722
Heritage Financial Corp.	248,063	3,596,914
Heritage Oaks Bancorp[a]	316,677	1,805,059
Home Bancshares Inc.	349,619	13,170,148
Horizon Bancorp	102,506	2,071,646
Hudson Valley Holding Corp.	244,602	3,647,016
IBERIABANK Corp.	468,004	23,409,560
Independent Bank Corp. (Massachusetts)	351,256	11,447,433
International Bancshares Corp.	844,158	17,558,486
Lakeland Bancorp Inc.	472,910	4,658,164
Lakeland Financial Corp.	257,975	6,885,353
MainSource Financial Group Inc.	319,641	4,487,760
MB Financial Inc.	866,819	20,951,015
Mercantile Bank Corp.	135,628	2,266,344
Merchants Bancshares Inc.	80,611	2,429,213
Metro Bancorp Inc.[a,b]	223,137	3,690,686
MetroCorp Bancshares Inc.[a]	248,918	2,511,583
Middleburg Financial Corp.	84,869	1,647,307
MidSouth Bancorp Inc.	131,547	2,138,954
MidWestOne Financial Group Inc.	107,259	2,553,837
National Bankshares Inc.[b]	109,805	3,835,489
National Penn Bancshares Inc.	1,956,541	20,915,423
NBT Bancorp Inc.	694,521	15,383,640
Northrim BanCorp Inc.	102,458	2,302,231
Old National Bancorp	1,606,270	22,086,213
OmniAmerican Bancorp Inc.[a]	176,968	4,473,751
Oriental Financial Group Inc.	725,652	11,254,863
Pacific Continental Corp.	286,813	3,203,701
Pacific Mercantile Bancorp[a]	168,090	983,327
PacWest Bancorp	481,069	14,003,919
Park National Corp.	180,517	12,598,281
Park Sterling Corp.[a]	719,546	4,058,239
Peapack-Gladstone Financial Corp.	139,852	2,085,193
Penns Woods Bancorp Inc.	60,422	2,475,489
Peoples Bancorp Inc.	168,355	3,769,468
Pinnacle Financial Partners Inc.[a,b]	550,444	12,858,372

Security	Shares	Value

Preferred Bank[a]	185,047	$2,920,042
PrivateBancorp Inc.	1,020,788	19,303,101
Prosperity Bancshares Inc.	751,812	35,628,371
Renasant Corp.	397,822	8,903,256
Republic Bancorp Inc. Class A	157,480	3,565,347
S&T Bancorp Inc.	461,475	8,555,747
S.Y. Bancorp Inc.	195,691	4,403,048
Sandy Spring Bancorp Inc.	381,563	7,669,416
SCBT Financial Corp.	263,980	13,304,592
Seacoast Banking Corp. of Florida[a]	1,167,553	2,440,186
Sierra Bancorp	191,493	2,518,133
Simmons First National Corp. Class A	270,704	6,854,225
Southside Bancshares Inc.	277,958	5,839,898
Southwest Bancorp Inc.[a]	313,622	3,939,092
State Bank Financial Corp.	506,334	8,288,688
Stellar One Corp.	365,176	5,897,592
Sterling Bancorp	488,880	4,967,021
Sterling Financial Corp.	426,641	9,253,843
Suffolk Bancorp[a]	153,393	2,184,316
Sun Bancorp Inc. (New Jersey)[a,b]	633,017	2,158,588
Susquehanna Bancshares Inc.	2,976,288	36,995,260
Taylor Capital Group Inc.[a]	262,670	4,200,093
Texas Capital Bancshares Inc.[a]	635,777	25,717,180
Tompkins Financial Corp.	176,333	7,455,359
TowneBank	421,483	6,309,601
TriCo Bancshares	257,478	4,402,874
TrustCo Bank Corp. NY	1,494,974	8,341,955
Trustmark Corp.	1,062,050	26,561,871
UMB Financial Corp.	511,706	25,109,413
Umpqua Holdings Corp.	1,773,646	23,518,546
Union First Market Bankshares Corp.	320,750	6,273,870
United Bankshares Inc.	464,207	12,352,548
United Community Banks Inc.[a]	662,222	7,509,597
Univest Corp. of Pennsylvania	264,640	4,610,029
ViewPoint Financial Group	534,137	10,741,495
Virginia Commerce Bancorp Inc.[a]	424,185	5,959,799
Walker & Dunlop Inc.[a,b]	184,387	3,313,434
Washington Banking Co.	243,762	3,398,042
Washington Trust Bancorp Inc.	227,486	6,228,567
Webster Financial Corp.	1,143,267	27,735,657
WesBanco Inc.	403,793	9,670,842
West Bancorporation Inc.	254,800	2,828,280
West Coast Bancorp	290,450	7,052,126

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2013

Security	Shares	Value

Westamerica Bancorp	441,460	$20,011,382
Western Alliance Bancorp[a,b]	1,152,381	15,948,953
Wilshire Bancorp Inc.[a]	976,854	6,623,070
Wintrust Financial Corp.	575,548	21,318,298

		1,370,434,390
BEVERAGES — 0.14%
Boston Beer Co. Inc. (The) Class Aa,b	123,276	19,679,781
Central European Distribution Corp.[a,b]	1,042,173	349,128
Coca-Cola Bottling Co. Consolidated	75,013	4,524,784
Craft Brew Alliance Inc.[a,b]	166,309	1,237,339
Farmer Bros. Co.[a,b]	105,621	1,552,629
National Beverage Corp.	178,272	2,504,721

		29,848,382
BIOTECHNOLOGY — 2.31%
Acorda Therapeutics Inc.[a]	635,619	20,358,877
Aegerion Pharmaceuticals Inc.[a,b]	445,896	17,987,445
Affymax Inc.[a,b]	576,102	800,782
Agenus Inc.[a]	384,817	1,496,938
Alnylam Pharmaceuticals Inc.[a,b]	872,402	21,260,437
AMAG Pharmaceuticals Inc.[a,b]	338,625	8,076,206
Arena Pharmaceuticals Inc.[a,b]	3,436,064	28,210,085
ArQule Inc.[a,b]	928,563	2,404,978
Astex Pharmaceuticals Inc.[a]	1,475,304	6,579,856
BioCryst Pharmaceuticals Inc.[a,b]	774,067	921,140
Biotime Inc.[a,b]	535,699	2,046,370
Cambrex Corp.[a]	468,555	5,992,818
Celldex Therapeutics Inc.[a,b]	1,278,596	14,806,142
Ceres Inc.[a,b]	95,283	331,585
Coronado Biosciences Inc.[a,b]	279,045	2,712,317
Cubist Pharmaceuticals Inc.[a,b]	1,003,309	46,974,927
Curis Inc.[a,b]	1,273,569	4,177,306
Dendreon Corp.[a,b]	2,437,146	11,527,701
Discovery Laboratories Inc.[a,b]	683,767	1,565,826
Dynavax Technologies Corp.[a,b]	2,895,712	6,428,481
Emergent BioSolutions Inc.[a]	415,204	5,804,552
Enzon Pharmaceuticals Inc.	615,236	2,337,897
Exact Sciences Corp.[a,b]	1,013,571	9,932,996
Exelixis Inc.[a,b]	2,906,456	13,427,827
Geron Corp.[a,b]	2,087,344	2,233,458
GTx Inc.[a,b]	417,072	1,730,849
Halozyme Therapeutics Inc.[a,b]	1,430,943	8,256,541
Harvard Bioscience Inc.[a,b]	394,116	2,226,755

Security	Shares	Value

ImmunoGen Inc.[a,b]	1,322,842	$21,244,842
Immunomedics Inc.[a,b]	1,142,110	2,752,485
Intercept Pharmaceuticals Inc.[a,b]	75,609	2,827,777
InterMune Inc.[a,b]	1,291,886	11,691,568
Kythera Biopharmaceuticals Inc.[a]	81,198	1,977,983
Lexicon Pharmaceuticals Inc.[a,b]	3,339,029	7,279,083
Ligand Pharmaceuticals Inc. Class Ba,b	276,456	7,367,552
Maxygen Inc.	439,143	1,058,335
Medicines Co. (The)[a]	873,601	29,195,745
Merrimack Pharmaceuticals Inc.[a,b]	239,736	1,462,390
Momenta Pharmaceuticals Inc.[a]	742,205	9,901,015
NewLink Genetics Corp.[a,b]	249,767	3,064,641
Novavax Inc.[a,b]	2,065,953	4,710,373
NPS Pharmaceuticals Inc.[a,b]	1,366,936	13,929,078
Omeros Corp.[a,b]	413,554	1,703,842
OncoGenex Pharmaceutical Inc.[a,b]	229,985	2,605,730
Oncothyreon Inc.[a,b]	900,836	1,873,739
Pacific Biosciences of California Inc.[a,b]	584,917	1,456,443
PDL BioPharma Inc.[b]	2,217,374	16,209,004
Repligen Corp.[a,b]	487,299	3,367,236
RTI Biologics Inc.[a]	882,374	3,476,554
Sangamo BioSciences Inc.[a,b]	840,994	8,039,903
Seattle Genetics Inc.[a,b]	1,505,466	53,459,098
Sequenom Inc.[a,b]	1,827,844	7,585,553
Spectrum Pharmaceuticals Inc.[b]	949,781	7,085,366
Sunesis Pharmaceuticals Inc.[a,b]	470,778	2,575,156
Transcept Pharmaceuticals Inc.[a,b]	198,972	953,076
Trius Therapeutics Inc.[a,b]	488,482	3,341,217
Verastem Inc.[a,b]	100,757	969,282
Vical Inc.[a,b]	1,201,825	4,783,263
XOMA Corp.[a,b]	1,285,802	4,487,449
ZIOPHARM Oncology Inc.[a,b]	1,072,255	1,962,227

		495,008,097
BUILDING MATERIALS — 1.44%
AAON Inc.	294,308	8,119,958
American DG Energy Inc.[a,b]	424,628	891,719
Apogee Enterprises Inc.	449,986	13,027,095
Boise Cascade Co.	215,216	7,304,431
Builders FirstSource Inc.[a,b]	711,963	4,172,103
Comfort Systems USA Inc.	593,732	8,365,684

38	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2013

Security	Shares	Value

Drew Industries Inc.	306,440	$11,126,836
Eagle Materials Inc.	774,341	51,594,341
Gibraltar Industries Inc.[a]	483,466	8,823,255
Griffon Corp.	726,050	8,654,516
Headwaters Inc.[a,b]	1,159,197	12,635,247
Louisiana-Pacific Corp.[a]	2,178,398	47,053,397
LSI Industries Inc.	319,889	2,232,825
NCI Building Systems Inc.[a]	287,143	4,987,674
Nortek Inc.[a]	123,445	8,809,035
Patrick Industries Inc.[a,b]	62,803	989,775
PGT Inc.[a,b]	308,566	2,119,848
Quanex Building Products Corp.	581,734	9,365,917
Simpson Manufacturing Co. Inc.	633,722	19,398,230
Texas Industries Inc.[a,b]	357,904	22,587,322
Trex Co. Inc.[a,b]	237,235	11,667,217
Universal Forest Products Inc.	311,692	12,408,459
USG Corp.[a,b]	1,179,681	31,190,766

		307,525,650
CHEMICALS — 2.10%
A. Schulman Inc.	469,649	14,822,122
Aceto Corp.	424,641	4,700,776
American Vanguard Corp.	440,776	13,461,299
Axiall Corp.[b]	1,100,545	68,409,877
Balchem Corp.	463,956	20,386,227
Chemtura Corp.[a]	1,563,327	33,783,496
Codexis Inc.[a,b]	416,411	995,222
Ferro Corp.[a,b]	1,373,531	9,271,334
H.B. Fuller Co.	790,582	30,895,945
Hawkins Inc.	146,909	5,869,015
Innophos Holdings Inc.	345,569	18,854,245
Innospec Inc.	365,536	16,185,934
KMG Chemicals Inc.	122,815	2,387,524
Kraton Performance Polymers Inc.[a]	511,202	11,962,127
Landec Corp.[a,b]	408,667	5,913,411
Minerals Technologies Inc.	562,616	23,354,190
Oil-Dri Corp. of America	80,298	2,186,515
Olin Corp.	1,269,114	32,007,055
OM Group Inc.[a,b]	514,072	12,070,411
OMNOVA Solutions Inc.[a,b]	729,052	5,591,829
PolyOne Corp.	1,573,988	38,421,047
Quaker Chemical Corp.	206,065	12,161,956
Rentech Inc.	2,364,333	5,556,183
Sensient Technologies Corp.	791,066	30,922,770
Stepan Co.	282,432	17,821,459

Security	Shares	Value

Zep Inc.	350,625	$5,262,881
Zoltek Companies Inc.[a,b]	436,017	5,210,403

		448,465,253
COAL — 0.27%
Arch Coal Inc.	3,363,392	18,263,218
Cloud Peak Energy Inc.[a]	967,713	18,173,650
Hallador Energy Co.	103,551	714,502
SunCoke Energy Inc.[a]	1,109,788	18,122,838
Westmoreland Coal Co.[a,b]	173,138	1,966,848

		57,241,056
COMMERCIAL SERVICES — 6.19%
ABM Industries Inc.	851,874	18,945,678
Acacia Research Corp.[a]	787,826	23,768,710
Accretive Health Inc.[a,b]	896,369	9,107,109
Advisory Board Co. (The)[a,b]	543,728	28,556,595
American Public Education Inc.[a,b]	286,583	9,998,881
AMN Healthcare Services Inc.[a,b]	705,898	11,174,365
Arbitron Inc.	419,434	19,658,872
ARC Document Solutions Inc.[a]	572,059	1,704,736
Ascent Media Corp. Class Aa	225,310	16,772,076
AVEO Pharmaceuticals Inc.[a,b]	728,997	5,358,128
Avis Budget Group Inc.[a,b]	1,681,404	46,793,473
Barrett Business Services Inc.	110,672	5,827,987
Bridgepoint Education Inc.[a,b]	282,097	2,885,852
Bright Horizons Family Solutions Inc.	187,648	6,340,626
Brink’s Co. (The)	749,242	21,173,579
Capella Education Co.[a,b]	201,314	6,268,918
Cardtronics Inc.[a]	699,395	19,205,387
Career Education Corp.[a]	840,242	1,991,374
Carriage Services Inc.	250,939	5,332,454
CBIZ Inc.[a,b]	607,090	3,873,234
CDI Corp.	216,332	3,720,910
Cenveo Inc.[a,b]	852,895	1,833,724
Chemed Corp.	304,782	24,376,464
Collectors Universe Inc.[b]	84,620	995,977
Consolidated Graphics Inc.[a,b]	118,474	4,632,333
Convergys Corp.	1,729,584	29,454,815
Corinthian Colleges Inc.[a,b]	1,236,417	2,596,476
Corporate Executive Board Co. (The)	531,004	30,883,193
CorVel Corp.[a]	96,699	4,785,633
CoStar Group Inc.[a,b]	446,798	48,906,509
CRA International Inc.[a]	163,753	3,663,155
Cross Country Healthcare Inc.[a]	443,522	2,355,102

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2013

Security	Shares	Value

Deluxe Corp.	807,935	$33,448,509
Education Management Corp.[a,b]	418,243	1,534,952
Electro Rent Corp.	296,819	5,503,024
Ennis Inc.	413,396	6,229,878
Euronet Worldwide Inc.[a,b]	804,215	21,183,023
ExamWorks Group Inc.[a,b]	463,511	8,028,010
ExlService Holdings Inc.[a]	371,993	12,231,130
Forrester Research Inc.	222,901	7,054,817
Franklin Covey Co.[a]	219,088	3,183,349
FTI Consulting Inc.[a,b]	665,332	25,056,403
Global Cash Access Inc.[a,b]	846,240	5,965,992
Grand Canyon Education Inc.[a,b]	633,032	16,072,682
Great Lakes Dredge & Dock Corp.	942,650	6,344,034
Green Dot Corp. Class Aa,b	379,644	6,343,851
H&E Equipment Services Inc.	453,789	9,257,296
Hackett Group Inc. (The)	386,789	1,767,626
Healthcare Services Group Inc.	1,064,217	27,275,882
Heartland Payment Systems Inc.	614,644	20,264,813
Heidrick & Struggles International Inc.	283,443	4,237,473
Hill International Inc.[a,b]	376,663	1,126,222
HMS Holdings Corp.[a,b]	1,361,933	36,976,481
Hudson Global Inc.[a]	526,971	2,076,266
Huron Consulting Group Inc.[a]	363,658	14,662,691
ICF International Inc.[a]	314,681	8,559,323
Insperity Inc.	360,986	10,241,173
Intersections Inc.	149,670	1,408,395
K12 Inc.[a,b]	422,042	10,175,433
Kelly Services Inc. Class A	424,338	7,926,634
Kforce Inc.	434,568	7,113,878
Korn/Ferry International[a]	758,645	13,549,400
Landauer Inc.	150,431	8,481,300
LifeLock Inc.[a,b]	289,264	2,785,612
Lincoln Educational Services Corp.	361,448	2,118,085
Live Nation Entertainment Inc.[a]	2,218,985	27,448,844
Mac-Gray Corp.	188,681	2,415,117
Matthews International Corp. Class A	447,272	15,605,320
MAXIMUS Inc.	537,787	43,006,826
McGrath RentCorp	393,932	12,251,285
Medifast Inc.[a,b]	195,848	4,488,836
MoneyGram International Inc.[a,b]	339,012	6,136,117
Monro Muffler Brake Inc.[b]	489,838	19,451,467
Monster Worldwide Inc.[a,b]	1,934,759	9,809,228

Security	Shares	Value

Multi-Color Corp.	213,313	$5,501,342
National American University Holdings Inc.	163,322	636,956
National Research Corp.	39,841	2,312,372
Navigant Consulting Inc.[a]	826,112	10,855,112
Odyssey Marine Exploration Inc.[a,b]	1,186,946	3,869,444
On Assignment Inc.[a,b]	681,027	17,236,793
PAREXEL International Corp.[a]	948,826	37,488,115
PDI Inc.[a]	158,142	933,038
Pendrell Corp.[a]	2,448,751	4,064,927
Performant Financial Corp.[a,b]	147,812	1,815,131
PHH Corp.[a,b]	897,554	19,710,286
Premier Exhibitions Inc.[a,b]	406,116	1,080,269
PRGX Global Inc.[a]	370,905	2,577,790
Providence Service Corp. (The)[a,b]	205,375	3,797,384
Quad Graphics Inc.[b]	399,384	9,561,253
Rent-A-Center Inc.	941,360	34,773,838
Resources Connection Inc.	671,962	8,533,917
RPX Corp.[a,b]	335,503	4,733,947
ServiceSource International Inc.[a,b]	797,411	5,637,696
Sotheby’s	1,073,216	40,149,011
Standard Parking Corp.[a,b]	251,200	5,199,840
Steiner Leisure Ltd.[a,b]	243,177	11,760,040
Stewart Enterprises Inc. Class A	1,181,560	10,976,692
Strayer Education Inc.[b]	187,477	9,070,137
Swisher Hygiene Inc.[a,b]	1,771,481	2,285,210
Team Health Holdings Inc.[a]	450,110	16,375,002
Team Inc.[a,b]	315,583	12,960,994
TeleTech Holdings Inc.[a]	344,489	7,306,612
TMS International Corp.[a]	209,799	2,769,347
Tree.com Inc.	95,177	1,759,823
TrueBlue Inc.[a]	643,132	13,595,810
Universal Technical Institute Inc.	339,152	4,283,490
Valassis Communications Inc.[b]	630,668	18,838,053
Viad Corp.	319,986	8,850,813
VistaPrint NVa,b	541,708	20,942,431
WEX Inc.[a]	615,594	48,324,129
Xoom Corp.	115,665	2,641,789

		1,324,947,835
COMPUTERS — 1.89%
3D Systems Corp.[a,b]	1,232,219	39,726,741
Acorn Energy Inc.[b]	281,553	2,069,415
Agilysys Inc.[a]	231,808	2,304,172

40	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2013

Security	Shares	Value

CACI International Inc. Class Aa,b	359,260	$20,790,376
Carbonite Inc.[a,b]	177,688	1,945,684
CIBER Inc.[a]	1,154,760	5,427,372
Computer Task Group Inc.[b]	241,589	5,167,589
Cray Inc.[a,b]	624,222	14,488,193
Datalink Corp.[a,b]	240,165	2,901,193
Digimarc Corp.	111,946	2,459,454
Echelon Corp.[a,b]	598,164	1,459,520
Electronics For Imaging Inc.[a,b]	735,952	18,663,743
FleetMatics Group PLC[a]	143,749	3,485,913
iGATE Corp.[a]	513,145	9,652,257
Imation Corp.[a]	486,125	1,856,997
Immersion Corp.[a,b]	446,821	5,245,679
Insight Enterprises Inc.[a]	706,912	14,576,525
j2 Global Inc.[b]	733,102	28,744,929
KEY Tronic Corp.[a,b]	164,708	1,887,554
Keyw Holding Corp. (The)[a,b]	393,198	6,342,284
LivePerson Inc.[a,b]	871,358	11,833,042
Manhattan Associates Inc.[a]	322,035	23,923,980
Mattersight Corp.[a,b]	159,945	686,164
Maxwell Technologies Inc.[a,b]	470,357	2,535,224
Mentor Graphics Corp.	1,476,140	26,644,327
Mercury Systems Inc.[a,b]	498,446	3,673,547
MTS Systems Corp.	255,031	14,830,053
NetScout Systems Inc.[a]	582,378	14,309,027
OCZ Technology Group Inc.[a,b]	1,059,028	1,906,250
Qualys Inc.[a,b]	139,886	1,726,193
Quantum Corp.[a,b]	3,705,167	4,742,614
RadiSys Corp.[a]	360,827	1,775,269
RealD Inc.[a,b]	655,651	8,523,463
Silicon Graphics International Corp.[a,b]	504,948	6,943,035
Spansion Inc. Class Aa,b	762,004	9,806,991
STEC Inc.[a,b]	575,845	2,545,235
Super Micro Computer Inc.[a,b]	467,846	5,281,981
Sykes Enterprises Inc.[a]	617,682	9,858,205
Synaptics Inc.[a]	533,923	21,725,327
Syntel Inc.	244,774	16,527,140
Unisys Corp.[a,b]	693,827	15,784,564
Virtusa Corp.[a,b]	294,941	7,007,798
Vocera Communications Inc.[a,b]	114,555	2,634,765

		404,419,784

Security	Shares	Value

COSMETICS & PERSONAL CARE — 0.12%
Elizabeth Arden Inc.[a,b]	399,486	$16,079,312
Inter Parfums Inc.	258,842	6,323,510
Revlon Inc. Class Aa	178,262	3,985,938

		26,388,760
DISTRIBUTION & WHOLESALE — 1.06%
Beacon Roofing Supply Inc.[a,b]	742,644	28,710,617
BlueLinx Holdings Inc.[a,b]	510,220	1,454,127
Core-Mark Holding Co. Inc.	182,064	9,341,704
Houston Wire & Cable Co.	281,417	3,644,350
MWI Veterinary Supply Inc.[a]	201,729	26,680,678
Owens & Minor Inc.[b]	1,006,622	32,775,612
Pool Corp.	752,480	36,119,040
Rentrak Corp.[a,b]	147,502	3,242,094
ScanSource Inc.[a]	437,045	12,333,410
Titan Machinery Inc.[a,b]	267,195	7,414,661
United Stationers Inc.	644,657	24,915,993
Watsco Inc.	465,853	39,215,506

		225,847,792
DIVERSIFIED FINANCIAL SERVICES — 2.65%
Aircastle Ltd.	878,319	12,015,404
Arlington Asset Investment Corp. Class A	227,394	5,869,039
Artio Global Investors Inc. Class A	490,282	1,333,567
Asset Acceptance Capital Corp.[a,b]	249,742	1,683,261
Asta Funding Inc.	154,968	1,487,693
BGC Partners Inc. Class A	1,556,276	6,474,108
Calamos Asset Management Inc. Class A	303,734	3,574,949
California First National Bancorp	36,603	632,866
CIFC Corp.[a]	103,559	852,291
Cohen & Steers Inc.	294,363	10,617,673
Cowen Group Inc. Class Aa	1,378,640	3,887,765
Credit Acceptance Corp.[a,b]	116,366	14,212,943
DFC Global Corp.[a,b]	696,806	11,594,852
Diamond Hill Investment Group Inc.	42,393	3,298,599
Doral Financial Corp.[a,b]	2,030,679	1,431,019
Duff & Phelps Corp. Class A	493,288	7,650,897
Ellie Mae Inc.[a,b]	398,316	9,579,500
Encore Capital Group Inc.[a]	327,650	9,862,265
Evercore Partners Inc. Class A	453,482	18,864,851
FBR & Co.[a]	148,088	2,803,306
Federal Agricultural Mortgage Corp. Class C NVS	156,951	4,832,521
Financial Engines Inc.[b]	734,123	26,589,935

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2013

Security	Shares	Value

First Marblehead Corp. (The)[a,b]	927,028	$936,298
FXCM Inc. Class Ab	372,830	5,100,314
GAIN Capital Holdings Inc.	234,535	1,046,026
GAMCO Investors Inc. Class A	103,431	5,493,220
GFI Group Inc.	1,115,316	3,725,155
Greenhill & Co. Inc.	460,639	24,588,910
Higher One Holdings Inc.[a,b]	435,921	3,875,338
Home Loan Servicing Solutions Ltd.[b]	839,226	19,579,143
Horizon Technology Finance Corp.	128,819	1,882,046
INTL FCStone Inc.[a,b]	217,284	3,782,914
Investment Technology Group Inc.[a]	613,081	6,768,414
JMP Group Inc.	254,139	1,756,101
Knight Capital Group Inc. Class Aa	2,894,077	10,765,966
Ladenburg Thalmann Financial Services Inc.[a,b]	1,617,833	2,685,603
Manning & Napier Inc.	214,270	3,544,026
MarketAxess Holdings Inc.	578,535	21,579,356
Marlin Business Services Corp.	133,402	3,093,592
Medley Capital Corp.	452,101	7,165,801
MicroFinancial Inc.	134,224	1,131,508
National Financial Partners Corp.[a]	643,749	14,439,290
Nationstar Mortgage Holdings Inc.[a,b]	305,360	11,267,784
Nelnet Inc. Class A	380,290	12,853,802
Netspend Holdings Inc.[a]	448,473	7,126,236
NewStar Financial Inc.[a,b]	416,838	5,514,767
Nicholas Financial Inc.	157,924	2,321,483
Ocwen Financial Corp.[a]	1,702,169	64,546,248
Oppenheimer Holdings Inc. Class A	162,402	3,161,967
Piper Jaffray Companies Inc.[a]	240,123	8,236,219
Portfolio Recovery Associates Inc.[a,b]	271,043	34,400,778
Pzena Investment Management Inc. Class A	157,608	1,024,452
Regional Management Corp.[a,b]	76,392	1,543,118
SeaCube Container Leasing Ltd.	177,559	4,076,755
Stifel Financial Corp.[a,b]	968,745	33,586,389
SWS Group Inc.[a]	461,491	2,792,021
Teton Advisors Inc. Class Bb	1,397	26,194
Virtus Investment Partners Inc.[a,b]	95,960	17,875,429
WageWorks Inc.[a]	109,996	2,753,200
Walter Investment Management Corp.[a]	566,492	21,101,827
Westwood Holdings Group Inc.	104,994	4,664,883

Security	Shares	Value

WhiteHorse Finance Inc.	106,041	$1,678,629
WisdomTree Investments Inc.[a,b]	930,154	9,673,602
World Acceptance Corp.[a,b]	154,861	13,297,914
ZAIS Financial Corp.	89,863	1,853,874

		567,465,896
ELECTRIC — 2.09%
ALLETE Inc.	604,438	29,629,551
Ameresco Inc. Class Aa,b	329,361	2,437,271
Atlantic Power Corp.	1,903,097	9,382,268
Avista Corp.	929,996	25,481,890
Black Hills Corp.	698,646	30,768,370
CH Energy Group Inc.	236,055	15,435,636
Cleco Corp.	965,056	45,386,584
El Paso Electric Co.	634,393	21,347,324
Empire District Electric Co. (The)	667,015	14,941,136
EnerNOC Inc.[a,b]	409,851	7,119,112
Genie Energy Ltd. Class B	240,269	2,224,891
IDACORP Inc.	793,685	38,311,175
MGE Energy Inc.	366,465	20,316,820
NorthWestern Corp.	576,809	22,991,607
Ormat Technologies Inc.[b]	280,494	5,792,201
Otter Tail Corp.	572,917	17,840,635
Pike Electric Corp.	272,055	3,871,343
PNM Resources Inc.	1,262,287	29,398,664
Portland General Electric Co.	1,196,302	36,283,840
UIL Holdings Corp.	802,603	31,775,053
Unitil Corp.	217,375	6,114,759
UNS Energy Corp.	637,971	31,222,301

		448,072,431
ELECTRICAL COMPONENTS & EQUIPMENT — 1.08%
Acuity Brands Inc.	670,713	46,513,947
Advanced Energy Industries Inc.[a,b]	630,070	11,530,281
American Superconductor Corp.[a,b]	617,882	1,643,566
Belden Inc.	721,083	37,243,937
Capstone Turbine Corp.[a,b]	4,809,317	4,328,385
Coleman Cable Inc.	138,992	2,084,880
Encore Wire Corp.	263,799	9,238,241
EnerSys Inc.[a]	759,673	34,625,895

42	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2013

Security	Shares	Value

Generac Holdings Inc.	392,114	$13,857,309
Graham Corp.	157,396	3,893,977
Insteel Industries Inc.	279,722	4,565,063
Littelfuse Inc.	343,410	23,300,368
Powell Industries Inc.[a]	141,568	7,442,230
Power-One Inc.[a,b]	1,078,673	4,476,493
SunPower Corp.[a,b]	630,751	7,278,866
Universal Display Corp.[a,b]	629,130	18,490,131
Vicor Corp.[a]	311,767	1,549,482

		232,063,051
ELECTRONICS — 2.27%
American Science and Engineering Inc.	134,618	8,210,352
Analogic Corp.	194,455	15,365,834
Badger Meter Inc.	229,932	12,305,961
Bel Fuse Inc. Class B	167,631	2,616,720
Benchmark Electronics Inc.[a]	914,066	16,471,469
Brady Corp. Class A	777,349	26,064,512
Checkpoint Systems Inc.[a]	640,036	8,358,870
Coherent Inc.	375,274	21,293,047
CTS Corp.	538,478	5,621,710
Cymer Inc.[a]	490,063	47,095,054
Daktronics Inc.	579,095	6,080,498
Electro Scientific Industries Inc.	361,953	3,999,581
ESCO Technologies Inc.	423,897	17,320,431
FARO Technologies Inc.[a]	268,948	11,669,654
FEI Co.	601,060	38,798,423
Fluidigm Corp.[a,b]	384,535	7,117,743
GSI Group Inc.[a]	470,527	4,013,595
II-VI Inc.[a]	832,521	14,186,158
InvenSense Inc.[a,b]	583,267	6,229,292
Kemet Corp.[a,b]	708,234	4,426,463
Measurement Specialties Inc.[a]	241,081	9,587,791
Mesa Laboratories Inc.	40,839	2,164,059
Methode Electronics Inc.	585,285	7,538,471
Multi-Fineline Electronix Inc.[a]	141,985	2,190,829
Newport Corp.[a]	604,282	10,224,451
NVE Corp.[a,b]	76,111	4,294,183
OSI Systems Inc.[a,b]	314,691	19,602,102
Park Electrochemical Corp.	331,740	8,406,292
Plexus Corp.[a]	553,142	13,446,882
Rofin-Sinar Technologies Inc.[a,b]	454,257	12,305,822
Rogers Corp.[a]	257,868	12,279,674
Sanmina Corp.[a]	1,291,240	14,668,486

Security	Shares	Value

Stoneridge Inc.[a]	442,919	$3,379,472
Sypris Solutions Inc.	167,213	698,950
Taser International Inc.[a,b]	823,316	6,545,362
TTM Technologies Inc.[a]	848,638	6,449,649
Viasystems Group Inc.[a,b]	60,385	787,420
Vishay Precision Group Inc.[a,b]	194,596	2,858,615
Watts Water Technologies Inc. Class A	445,156	21,363,036
Woodward Inc.	1,095,403	43,553,223
Zagg Inc.[a,b]	401,463	2,922,651
Zygo Corp.[a]	262,934	3,894,053

		486,406,840
ENERGY — ALTERNATE SOURCES — 0.19%
Amyris Inc.[a,b]	476,658	1,468,107
Clean Energy Fuels Corp.[a,b]	1,045,024	13,585,312
Enphase Energy Inc.[a,b]	125,833	780,165
FuelCell Energy Inc.[a,b]	2,469,517	2,330,730
FutureFuel Corp.	311,700	3,787,155
Gevo Inc.[a,b]	475,663	1,065,485
Green Plains Renewable Energy Inc.[a,b]	394,230	4,509,991
KiOR Inc. Class Aa,b	415,570	1,932,400
Renewable Energy Group Inc.[a,b]	115,022	884,519
REX American Resources Corp.[a,b]	88,983	1,968,304
Saratoga Resources Inc.[a,b]	318,113	846,181
Solarcity Corp.	210,380	3,971,974
Solazyme Inc.[a,b]	517,357	4,040,558

		41,170,881
ENGINEERING & CONSTRUCTION — 0.81%
Aegion Corp.[a,b]	622,703	14,415,574
Argan Inc.	160,596	2,394,486
Dycom Industries Inc.[a]	535,429	10,542,597
EMCOR Group Inc.	1,057,242	44,816,488
Exponent Inc.	213,641	11,523,796
Granite Construction Inc.	612,766	19,510,469
Layne Christensen Co.[a,b]	317,130	6,780,239
MasTec Inc.[a,b]	868,157	25,306,777
Michael Baker Corp.	136,355	3,340,698
Mistras Group Inc.[a,b]	250,470	6,063,879
MYR Group Inc.[a]	327,575	8,045,242
Orion Marine Group Inc.[a,b]	429,030	4,264,558
Sterling Construction Co. Inc.[a]	258,319	2,813,094
Tutor Perini Corp.[a,b]	565,648	10,917,006
VSE Corp.	65,053	1,625,675

		172,360,578

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2013

Security	Shares	Value

ENTERTAINMENT — 1.06%
Bluegreen Corp.[a,b]	226,233	$2,226,133
Carmike Cinemas Inc.[a]	280,012	5,073,817
Churchill Downs Inc.	206,450	14,459,758
International Speedway Corp. Class A	438,184	14,319,853
Isle of Capri Casinos Inc.[a]	330,565	2,079,254
Lions Gate Entertainment Corp.[a,b]	1,259,622	29,941,215
Marriott Vacations Worldwide Corp.[a]	420,941	18,062,578
Multimedia Games Holding Co. Inc.[a]	433,879	9,055,055
National CineMedia Inc.	887,241	14,000,663
Pinnacle Entertainment Inc.[a]	934,103	13,656,586
Reading International Inc. Class Aa	263,503	1,475,617
Scientific Games Corp. Class Aa	832,056	7,280,490
SHFL Entertainment Inc.[a]	871,754	14,444,964
Six Flags Entertainment Corp.	587,575	42,587,436
Speedway Motorsports Inc.	188,497	3,391,061
Vail Resorts Inc.	570,592	35,559,293

		227,613,773
ENVIRONMENTAL CONTROL — 0.66%
ADA-ES Inc.[a,b]	142,045	3,774,136
Calgon Carbon Corp.[a,b]	855,154	15,478,287
Casella Waste Systems Inc. Class Aa	610,740	2,668,934
CECO Environmental Corp.	113,321	1,465,240
Darling International Inc.[a]	1,863,487	33,468,226
Energy Recovery Inc.[a,b]	692,466	2,562,124
EnergySolutions Inc.[a]	1,256,229	4,710,859
GSE Holding Inc.[a,b]	127,846	1,056,008
Heckmann Corp.[a,b]	2,231,789	9,574,375
Heritage-Crystal Clean Inc.[a,b]	121,266	1,831,117
Met-Pro Corp.	232,384	2,400,527
Metalico Inc.[a,b]	638,015	1,033,584
Mine Safety Appliances Co.	437,337	21,700,662
Tetra Tech Inc.[a]	1,005,074	30,644,706
TRC Companies Inc.[a,b]	243,659	1,571,601
US Ecology Inc.	289,956	7,698,332

		141,638,718
FOOD — 1.93%
Annie’s Inc.[a,b]	78,633	3,008,499
Arden Group Inc. Class A	17,899	1,809,410
B&G Foods Inc. Class A	833,074	25,400,426

Security	Shares	Value

Boulder Brands Inc.[a,b]	941,566	$8,455,263
Cal-Maine Foods Inc.	229,801	9,780,331
Calavo Growers Inc.	187,867	5,406,812
Chefs’ Warehouse Inc. (The)[a,b]	173,101	3,197,175
Chiquita Brands International Inc.[a,b]	728,276	5,651,422
Diamond Foods Inc.[a,b]	350,035	5,901,590
Dole Food Co. Inc.[a,b]	565,673	6,165,836
Fresh Del Monte Produce Inc.	603,403	16,279,813
Hain Celestial Group Inc.[a,b]	583,915	35,665,528
Harris Teeter Supermarkets Inc.	695,257	29,694,426
Ingles Markets Inc. Class A	199,491	4,285,067
Inventure Foods Inc.[a,b]	205,620	1,599,724
J&J Snack Foods Corp.	234,776	18,051,927
John B. Sanfilippo & Son Inc.	125,558	2,508,649
Lancaster Colony Corp.	292,772	22,543,444
Lifeway Foods Inc.	73,816	1,026,042
Nash-Finch Co.	196,836	3,854,049
Pilgrim’s Pride Corp.[a,b]	954,344	8,770,421
Post Holdings Inc.(a)	416,008	17,859,223
Sanderson Farms Inc.	363,894	19,875,890
Seaboard Corp.	4,840	13,551,952
Seneca Foods Corp. Class Aa,b	131,679	4,348,041
Snyders-Lance Inc.	699,310	17,664,571
Spartan Stores Inc.	342,599	6,012,612
SUPERVALU Inc.[b]	3,359,246	16,930,600
Tootsie Roll Industries Inc.[b]	390,072	11,667,051
TreeHouse Foods Inc.[a]	569,600	37,109,440
United Natural Foods Inc.[a]	773,785	38,070,222
Village Super Market Inc. Class A	135,684	4,571,194
Weis Markets Inc.	176,013	7,163,729

		413,880,379
FOREST PRODUCTS & PAPER — 0.72%
Boise Inc.	1,594,162	13,805,443
Buckeye Technologies Inc.	624,859	18,714,527
Clearwater Paper Corp.[a,b]	370,573	19,525,491
Deltic Timber Corp.	172,682	11,866,707
KapStone Paper and Packaging Corp.	640,705	17,811,599
Neenah Paper Inc.	249,959	7,688,739
Orchids Paper Products Co.	90,701	2,116,054
P.H. Glatfelter Co.	678,100	15,853,978
Resolute Forest Products Inc.[a]	1,284,128	20,777,191

44	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2013

Security	Shares	Value

Schweitzer-Mauduit International Inc.	494,474	$19,150,978
Wausau Paper Corp.	697,669	7,520,872

		154,831,579
GAS — 0.98%
Chesapeake Utilities Corp.	151,550	7,433,528
Delta Natural Gas Co. Inc.	107,306	2,345,709
Laclede Group Inc. (The)[b]	356,400	15,218,280
New Jersey Resources Corp.	658,471	29,532,424
Northwest Natural Gas Co.	424,721	18,611,274
Piedmont Natural Gas Co.	1,196,180	39,330,399
South Jersey Industries Inc.	481,813	26,783,985
Southwest Gas Corp.	730,618	34,675,130
WGL Holdings Inc.	816,521	36,008,576

		209,939,305
HAND & MACHINE TOOLS — 0.13%
Franklin Electric Co. Inc.	742,934	24,940,295
Hardinge Inc.	184,286	2,511,818

		27,452,113
HEALTH CARE — PRODUCTS — 3.07%
Abaxis Inc.	343,196	16,240,035
ABIOMED Inc.[a,b]	532,901	9,949,262
Accuray Inc.[a,b]	1,139,982	5,289,516
Affymetrix Inc.[a]	1,118,699	5,280,259
Alphatec Holdings Inc.[a]	855,666	1,805,455
AngioDynamics Inc.[a,b]	387,381	4,427,765
ArthroCare Corp.[a]	437,743	15,215,947
AtriCure Inc.[a,b]	286,024	2,265,310
Atrion Corp.	25,011	4,801,862
BG Medicine Inc.[a,b]	231,043	429,740
Cantel Medical Corp.	337,110	10,133,527
Cardiovascular Systems Inc.[a]	292,072	5,981,635
Cepheid Inc.[a,b]	1,039,419	39,882,507
Cerus Corp.[a,b]	1,023,236	4,522,703
Chindex International Inc.[a,b]	188,579	2,591,075
Conceptus Inc.[a,b]	497,963	12,025,806
CONMED Corp.	448,748	15,284,357
CryoLife Inc.	436,358	2,622,512
Cyberonics Inc.[a,b]	436,187	20,417,913
Cynosure Inc. Class Aa,b	198,366	5,191,238
DexCom Inc.[a,b]	1,087,001	18,174,657
Endologix Inc.[a,b]	877,736	14,175,436
EnteroMedics Inc.[a]	429,094	429,094

Security	Shares	Value

Exactech Inc.[a]	135,969	$2,813,199
Female Health Co. (The)	303,878	2,200,077
Genomic Health Inc.[a,b]	253,496	7,168,867
Globus Medical Inc. Class Aa,b	152,327	2,236,160
Greatbatch Inc.[a]	376,940	11,259,198
Haemonetics Corp.[a]	803,034	33,454,396
Hanger Inc.[a,b]	540,648	17,046,631
Hansen Medical Inc.[a,b]	864,325	1,737,293
HeartWare International Inc.[a,b]	258,705	22,877,283
ICU Medical Inc.[a]	199,346	11,751,447
ImmunoCellular Therapeutics Ltd.[a,b]	803,163	2,200,667
Insulet Corp.[a,b]	827,796	21,406,805
Integra LifeSciences Holdings Corp.[a,b]	309,143	12,059,668
Invacare Corp.	508,213	6,632,180
LipoScience Inc.	96,671	1,016,012
Luminex Corp.[a,b]	661,848	10,933,729
MAKO Surgical Corp.[a,b]	625,227	6,971,281
Masimo Corp.	791,513	15,529,485
Merge Healthcare Inc.[a,b]	929,346	2,685,810
Meridian Bioscience Inc.	654,356	14,932,404
Merit Medical Systems Inc.[a]	669,796	8,211,699
Natus Medical Inc.[a]	465,969	6,262,623
Navidea Biopharmaceuticals Inc.[a,b]	1,704,597	4,619,458
NuVasive Inc.[a]	684,983	14,596,988
NxStage Medical Inc.[a,b]	819,762	9,246,915
OraSure Technologies Inc.[a,b]	858,036	4,633,394
Orthofix International NVa	296,280	10,627,564
Palomar Medical Technologies Inc.[a]	308,802	4,165,739
PhotoMedex Inc.[a]	207,185	3,333,607
Quidel Corp.[a,b]	446,370	10,601,288
Rochester Medical Corp.[a,b]	167,182	2,444,201
Rockwell Medical Technologies Inc.[a,b]	409,774	1,622,705
Solta Medical Inc.[a,b]	1,075,257	2,365,565
Spectranetics Corp.[a,b]	541,923	10,041,833
Staar Surgical Co.[a,b]	572,418	3,222,713
Steris Corp.	915,856	38,108,768
SurModics Inc.[a,b]	202,975	5,531,069
Symmetry Medical Inc.[a]	579,766	6,638,321
Tornier NVa,b	252,932	4,767,768
Unilife Corp.[a,b]	1,433,589	3,125,224
Utah Medical Products Inc.	51,348	2,504,242
Vascular Solutions Inc.[a,b]	262,190	4,252,722

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2013

Security	Shares	Value

Volcano Corp.[a,b]	845,052	$18,810,858
West Pharmaceutical Services Inc.	536,735	34,855,571
Wright Medical Group Inc.[a,b]	699,109	16,645,785
Zeltiq Aesthetics Inc.[a,b]	266,933	1,019,684

		656,306,507
HEALTH CARE — SERVICES — 1.61%
Acadia Healthcare Co. Inc.[a,b]	426,970	12,548,648
Air Methods Corp.	610,003	29,426,545
Almost Family Inc.	130,147	2,658,903
Amedisys Inc.[a,b]	475,509	5,287,660
AmSurg Corp.[a]	501,739	16,878,500
Assisted Living Concepts Inc. Class A	307,003	3,650,266
Bio-Reference Laboratories Inc.[a,b]	389,348	10,115,261
Capital Senior Living Corp.[a]	445,531	11,775,384
Centene Corp.[a]	815,385	35,909,555
Emeritus Corp.[a]	487,453	13,546,319
Ensign Group Inc. (The)	277,641	9,273,209
Five Star Quality Care Inc.[a]	676,619	4,526,581
Gentiva Health Services Inc.[a]	485,861	5,257,016
HealthSouth Corp.[a,b]	1,514,301	39,932,117
Healthways Inc.[a]	528,556	6,474,811
IPC The Hospitalist Co. Inc.[a,b]	262,164	11,661,055
Kindred Healthcare Inc.[a]	842,662	8,873,231
LHC Group Inc.[a,b]	234,460	5,038,545
Magellan Health Services Inc.[a]	433,017	20,598,619
Molina Healthcare Inc.[a]	474,954	14,661,830
National Healthcare Corp.	168,403	7,699,385
Select Medical Holdings Corp.	562,721	5,064,489
Skilled Healthcare Group Inc. Class Aa,b	303,725	1,995,473
Triple-S Management Corp. Class Ba,b	308,364	5,371,701
U.S. Physical Therapy Inc.	186,015	4,994,503
Universal American Corp.	603,874	5,030,271
Vanguard Health Systems Inc.[a]	503,628	7,488,948
WellCare Health Plans Inc.[a]	682,636	39,565,583

		345,304,408
HOLDING COMPANIES — DIVERSIFIED — 1.09%
Apollo Investment Corp.	3,215,487	26,881,471
BlackRock Kelso Capital Corp.[c]	1,167,175	11,671,750
Capital Southwest Corp.	47,241	5,432,715
Fifth Street Finance Corp.	1,667,453	18,375,332
Gladstone Capital Corp.	331,886	3,053,351
Gladstone Investment Corp.	410,358	2,999,717

Security	Shares	Value

Golub Capital BDC Inc.	293,452	$4,844,892
Harbinger Group Inc.[a,b]	661,422	5,463,346
Horizon Pharma Inc.[a,b]	631,591	1,711,612
KCAP Financial Inc.[b]	404,898	4,360,751
Main Street Capital Corp.	485,078	15,566,153
MCG Capital Corp.	1,151,677	5,505,016
Medallion Financial Corp.	282,049	3,728,688
MVC Capital Inc.	377,518	4,843,556
National Bank Holdings Corp. Class A	116,139	2,125,344
New Mountain Finance Corp.	394,272	5,764,257
NGP Capital Resources Co.	340,606	2,421,709
OFS Capital Corp.[a]	106,977	1,497,678
PennantPark Investment Corp.	1,041,969	11,763,830
Primoris Services Corp.	473,758	10,474,789
Prospect Capital Corp.[b]	3,174,671	34,635,660
Resource America Inc. Class A	189,697	1,889,382
Solar Capital Ltd.	709,224	16,659,672
Solar Senior Capital Ltd.	182,584	3,505,613
Stellus Capital Investment Corp.	128,352	1,902,177
TCP Capital Corp.	90,750	1,448,370
THL Credit Inc.	242,933	3,639,136
TICC Capital Corp.	823,649	8,187,071
Triangle Capital Corp.	433,995	12,147,520

		232,500,558
HOME BUILDERS — 0.74%
Beazer Homes USA Inc.[a,b]	389,593	6,171,153
Cavco Industries Inc.[a,b]	110,470	5,255,058
Hovnanian Enterprises Inc. Class Aa,b	1,675,151	9,665,621
KB Home	1,174,466	25,568,125
M.D.C. Holdings Inc.	606,184	22,216,644
M/I Homes Inc.[a,b]	382,468	9,351,343
Meritage Homes Corp.[a]	484,914	22,723,070
Ryland Group Inc. (The)	634,388	26,403,228
Standard-Pacific Corp.[a]	1,834,212	15,847,592
TRI Pointe Homes Inc.	250,403	5,045,620
Winnebago Industries Inc.[a,b]	463,031	9,556,960

		157,804,414
HOME FURNISHINGS — 0.48%
American Woodmark Corp.[a]	153,099	5,209,959
Bassett Furniture Industries Inc.	177,289	2,829,532
DTS Inc.[a,b]	294,036	4,889,819

46	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2013

Security	Shares	Value

Ethan Allen Interiors Inc.[b]	385,491	$12,690,364
Flexsteel Industries	71,210	1,761,735
Hooker Furniture Corp.[b]	170,185	2,712,749
Kimball International Inc. Class B	521,846	4,727,925
La-Z-Boy Inc.	820,447	15,481,835
Select Comfort Corp.[a,b]	897,557	17,744,702
Skullcandy Inc.[a,b]	254,462	1,343,559
TiVo Inc.[a,b]	1,976,422	24,487,869
Universal Electronics Inc.[a]	236,595	5,500,834
VOXX International Corp.[a,b]	288,623	3,091,152

		102,472,034
HOUSEHOLD PRODUCTS & WARES — 0.54%
A.T. Cross Co. Class Aa,b	150,936	2,078,389
ACCO Brands Corp.[a,b]	1,800,110	12,024,735
American Greetings Corp. Class Ab	500,390	8,056,279
Blyth Inc.[b]	163,369	2,836,086
Central Garden & Pet Co. Class Aa	617,472	5,075,620
CSS Industries Inc.	153,874	3,996,108
Helen of Troy Ltd.[a]	502,616	19,280,350
Prestige Brands Holdings Inc.[a]	797,269	20,481,840
Spectrum Brands Holdings Inc.	363,855	20,590,554
Tumi Holdings Inc.[a,b]	344,670	7,217,390
WD-40 Co.	252,387	13,823,236

		115,460,587
HOUSEWARES — 0.04%
Libbey Inc.[a,b]	328,023	6,340,685
Lifetime Brands Inc.	153,552	1,752,028

		8,092,713
INSURANCE — 2.66%
Alterra Capital Holdings Ltd.	1,358,137	42,781,315
American Equity Investment Life Holding Co.	1,003,319	14,939,420
American Safety Insurance Holdings Ltd.[a,b]	143,336	3,577,667
Amerisafe Inc.	286,962	10,198,629
AmTrust Financial Services Inc.	425,667	14,749,362
Argo Group International Holdings Ltd.	408,581	16,907,082
Baldwin & Lyons Inc. Class B	144,119	3,428,591
Citizens Inc.[a,b]	624,046	5,235,746
CNO Financial Group Inc.	3,186,661	36,487,268
Crawford & Co. Class B	416,673	3,162,548
Donegal Group Inc. Class A	123,727	1,889,311

Security	Shares	Value

Eastern Insurance Holdings Inc.	104,506	$1,960,533
eHealth Inc.[a]	331,319	5,923,984
EMC Insurance Group Inc.	73,610	1,938,151
Employers Holdings Inc.	393,144	9,219,227
Enstar Group Ltd.[a]	133,769	16,626,149
FBL Financial Group Inc. Class A	151,951	5,904,816
First American Financial Corp.	1,681,805	43,003,754
Fortegra Financial Corp.[a,b]	105,479	923,996
Global Indemnity PLC[a]	162,444	3,768,701
Greenlight Capital Re Ltd. Class Aa,b	445,665	10,896,509
Hallmark Financial Services Inc.[a,b]	224,962	2,024,658
Health Insurance Innovations Inc.	70,519	1,064,132
Hilltop Holdings Inc.[a]	633,341	8,543,770
Homeowners Choice Inc.[b]	133,148	3,628,283
Horace Mann Educators Corp.	629,036	13,115,401
Independence Holding Co.	130,355	1,327,014
Infinity Property and Casualty Corp.	188,035	10,567,567
Investors Title Co.	19,275	1,331,324
Kansas City Life Insurance Co.	66,809	2,614,236
Maiden Holdings Ltd.	793,141	8,399,363
Meadowbrook Insurance Group Inc.	794,239	5,599,385
MGIC Investment Corp.[a]	4,998,339	24,741,778
Montpelier Re Holdings Ltd.[b]	751,337	19,572,329
National Interstate Corp.	98,827	2,962,833
National Western Life Insurance Co. Class A	34,859	6,135,184
Navigators Group Inc. (The)[a]	159,391	9,364,221
OneBeacon Insurance Group Ltd. Class Ab	358,277	4,843,905
Phoenix Companies Inc. (The)[a,b]	94,252	2,900,134
Platinum Underwriters Holdings Ltd.	519,513	28,994,021
Primerica Inc.	702,318	23,021,984
Radian Group Inc.	2,739,157	29,336,371
RLI Corp.	336,184	24,154,820
Safety Insurance Group Inc.	202,329	9,944,470
Selective Insurance Group Inc.	868,873	20,861,641
State Auto Financial Corp.	232,983	4,058,564
Stewart Information Services Corp.	316,009	8,048,749
Symetra Financial Corp.	1,227,721	16,463,739
Tower Group International Ltd.[b]	623,371	11,501,195
United Fire Group Inc.	318,346	8,108,273
Universal Insurance Holdings Inc.	298,484	1,447,647

		568,199,750

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2013

Security	Shares	Value

INTERNET — 2.38%
1-800-FLOWERS.COM Inc.[a,b]	415,881	$2,066,929
Active Network Inc. (The)[a,b]	630,965	2,643,743
Ambient Corp.[a,b]	42,535	104,211
Angie’s List Inc.[a,b]	564,749	11,159,440
Bankrate Inc.[a,b]	736,763	8,796,950
Bazaarvoice Inc.[a,b]	162,619	1,190,371
Blucora Inc.[a,b]	637,699	9,871,581
Blue Nile Inc.[a,b]	198,468	6,837,223
Boingo Wireless Inc.[a,b]	248,710	1,372,879
Brightcove Inc.[a,b]	94,356	585,951
BroadSoft Inc.[a,b]	434,677	11,505,900
CafePress Inc.[a,b]	72,487	435,647
Cogent Communications Group Inc.	742,431	19,600,178
comScore Inc.[a]	558,953	9,379,231
Constant Contact Inc.[a,b]	486,550	6,315,419
CyrusOne Inc.	301,833	6,893,866
Dealertrack Technologies Inc.[a,b]	672,130	19,747,179
Dice Holdings Inc.[a,b]	668,583	6,772,746
Envivio Inc.[a]	122,566	208,362
ePlus Inc.	62,647	2,894,918
ExactTarget Inc.[a,b]	153,837	3,579,787
Global Sources Ltd.[a,b]	297,458	2,248,782
HealthStream Inc.[a,b]	312,121	7,160,056
ICG Group Inc.[a]	589,003	7,350,757
Internap Network Services Corp.[a,b]	841,056	7,863,874
IntraLinks Holdings Inc.[a,b]	574,825	3,655,887
iPass Inc.[a,b]	817,295	1,618,244
Kayak Software Corp.[a,b]	54,068	2,160,557
Keynote Systems Inc.	253,789	3,542,894
Limelight Networks Inc.[a,b]	909,873	1,874,338
Lionbridge Technologies Inc.[a]	889,711	3,443,182
Liquidity Services Inc.[a,b]	372,698	11,110,127
magicJack VocalTec Ltd.[a,b]	224,961	3,149,454
MeetMe Inc.[a,b]	246,913	562,962
ModusLink Global Solutions Inc.[a]	625,539	2,064,279
Move Inc.[a]	622,674	7,440,954
NIC Inc.	1,022,030	19,582,095
NutriSystem Inc.	448,557	3,803,763
OpenTable Inc.[a,b]	357,765	22,532,040
Orbitz Worldwide Inc.[a,b]	362,900	2,072,159
Overstock.com Inc.[a,b]	185,811	2,289,192
PCTEL Inc.	290,723	2,064,133

Security	Shares	Value

Perficient Inc.[a]	504,572	$5,883,310
QuinStreet Inc.[a,b]	514,484	3,071,469
ReachLocal Inc.[a,b]	160,317	2,398,342
RealNetworks Inc.[a]	343,615	2,649,272
Responsys Inc.[a,b]	564,937	4,999,692
Saba Software Inc.[a,b]	470,139	3,737,605
Safeguard Scientifics Inc.[a,b]	328,785	5,194,803
Sapient Corp.[a]	1,952,595	23,802,133
Shutterfly Inc.[a,b]	566,852	25,037,853
Shutterstock Inc.[a,b]	82,935	3,730,416
Sourcefire Inc.[a]	468,384	27,742,384
Spark Networks Inc.[a,b]	181,165	1,275,402
SPS Commerce Inc.[a,b]	196,501	8,384,698
Stamps.com Inc.[a,b]	212,077	5,295,563
Support.com Inc.[a]	788,562	3,296,189
Synacor Inc.[a,b]	106,994	319,912
TechTarget Inc.[a,b]	245,620	1,201,082
Towerstream Corp.[a,b]	903,114	2,013,944
Travelzoo Inc.[a,b]	112,505	2,404,232
Trulia Inc.[a]	125,662	3,943,274
United Online Inc.	1,445,077	8,713,814
Unwired Planet Inc.[a,b]	1,221,573	2,711,892
US Auto Parts Network Inc.[a,b]	235,700	282,840
ValueClick Inc.[a]	1,189,785	35,158,147
Vasco Data Security International Inc.[a,b]	445,333	3,758,611
VirnetX Holding Corp.[a,b]	665,839	12,764,134
Vitacost.com Inc.[a,b]	346,903	2,508,109
Vocus Inc.[a,b]	331,401	4,689,324
Web.com Group Inc.[a,b]	559,079	9,549,069
WebMD Health Corp.[a,b]	803,226	19,534,456
Websense Inc.[a]	590,845	8,862,675
XO Group Inc.[a]	413,809	4,138,090
Yelp Inc.[a]	132,876	3,150,490
Zillow Inc. Class Aa,b	55,030	3,008,490
Zix Corp.[a,b]	962,342	3,445,184

		508,209,140
IRON & STEEL — 0.12%
AK Steel Holding Corp.[b]	2,149,529	7,114,941
Metals USA Holdings Corp.	187,773	3,877,512
Schnitzer Steel Industries Inc. Class A	399,837	10,659,654
Shiloh Industries Inc.	91,814	988,837
Universal Stainless & Alloy Products Inc.[a,b]	110,311	4,009,805

		26,650,749

48	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2013

Security	Shares	Value

LEISURE TIME — 0.65%
Arctic Cat Inc.[a,b]	200,218	$8,749,527
Black Diamond Inc.[a,b]	329,821	3,004,669
Brunswick Corp.	1,414,758	48,413,019
Callaway Golf Co.[b]	1,027,893	6,804,652
Interval Leisure Group Inc.	617,248	13,418,971
Johnson Outdoors Inc. Class Aa,b	89,536	2,134,538
Life Time Fitness Inc.[a,b]	679,296	29,060,283
Marine Products Corp.	166,269	1,223,740
Town Sports International Holdings Inc.	375,270	3,550,054
WMS Industries Inc.[a,b]	873,168	22,012,565

		138,372,018
LODGING — 0.37%
Ameristar Casinos Inc.	523,068	13,720,074
Boyd Gaming Corp.[a,b]	879,239	7,271,306
Caesars Entertainment Corp.[a,b]	586,096	9,295,482
Marcus Corp.	290,744	3,631,393
Monarch Casino & Resort Inc.[a]	146,449	1,424,949
Morgans Hotel Group Co.[a,b]	348,214	2,061,427
MTR Gaming Group Inc.[a,b]	356,501	1,176,453
Orient-Express Hotels Ltd. Class Aa	1,533,516	15,120,468
Red Lion Hotels Corp.[a,b]	227,294	1,616,060
Ryman Hospitality Properties Inc.[b]	519,712	23,776,824

		79,094,436
MACHINERY — 1.57%
Alamo Group Inc.	109,772	4,198,779
Albany International Corp. Class A	439,591	12,704,180
Altra Holdings Inc.	426,149	11,599,776
Applied Industrial Technologies Inc.	668,662	30,089,790
Astec Industries Inc.	319,967	11,176,447
Briggs & Stratton Corp.[b]	771,409	19,130,943
Cascade Corp.	146,746	9,535,555
Chart Industries Inc.[a,b]	473,732	37,903,297
Cognex Corp.	678,827	28,612,558
Columbus McKinnon Corp.[a]	306,983	5,909,423
DXP Enterprises Inc.[a,b]	139,464	10,417,961
ExOne Co. (The)	96,942	3,247,557
Flow International Corp.[a]	757,924	2,963,483
Gerber Scientific Inc. Escrow[a,d]	276,144	2,761
Global Power Equipment Group Inc.	271,833	4,789,698
Gorman-Rupp Co. (The)	240,334	7,222,037

Security	Shares	Value

Hurco Companies Inc.[a]	102,461	$2,790,013
Hyster-Yale Materials Handling Inc.	175,187	10,001,426
Intermec Inc.[a,b]	949,139	9,330,036
Intevac Inc.[a]	367,645	1,735,284
iRobot Corp.[a,b]	436,911	11,211,136
Kadant Inc.[a]	184,425	4,610,625
Lindsay Corp.	201,374	17,757,159
Middleby Corp. (The)[a,b]	296,578	45,124,343
NACCO Industries Inc. Class A	88,630	4,729,297
Sauer-Danfoss Inc.	184,531	10,782,146
Tennant Co.	298,207	14,480,932
Twin Disc Inc.	135,085	3,387,932

		335,444,574
MANUFACTURING — 2.08%
A.O. Smith Corp.	616,901	45,385,407
Actuant Corp. Class A	1,154,248	35,343,074
American Railcar Industries Inc.	149,966	7,009,411
AZZ Inc.	400,351	19,296,918
Barnes Group Inc.	859,797	24,873,927
Blount International Inc.[a,b]	778,415	10,415,193
Chase Corp.	101,382	1,958,700
CLARCOR Inc.	795,912	41,689,871
EnPro Industries Inc.[a,b]	326,454	16,704,651
Fabrinet[a,b]	348,134	5,086,238
Federal Signal Corp.[a]	983,868	8,008,685
FreightCar America Inc.	188,775	4,119,070
GP Strategies Corp.[a]	234,507	5,595,337
Handy & Harman Ltd.[a,b]	83,571	1,286,158
Hexcel Corp.[a]	1,577,366	45,759,388
Hillenbrand Inc.	874,123	22,097,829
John Bean Technologies Corp.	457,055	9,483,891
Koppers Holdings Inc.	329,233	14,479,667
LSB Industries Inc.[a]	298,550	10,383,569
Lydall Inc.[a]	269,566	4,137,838
Movado Group Inc.	280,527	9,403,265
Myers Industries Inc.	534,943	7,467,804
NL Industries Inc.	104,583	1,299,967
Park-Ohio Holdings Corp.[a]	136,999	4,538,777
PMFG Inc.[a,b]	327,982	2,023,649
Proto Labs Inc.[a]	81,348	3,994,187
Raven Industries Inc.[b]	574,716	19,316,205

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2013

Security	Shares	Value

Smith & Wesson Holding Corp.[a,b]	1,031,942	$9,287,478
Standex International Corp.	201,043	11,101,594
STR Holdings Inc.[a]	479,719	1,040,990
Sturm, Ruger & Co. Inc.[b]	303,451	15,394,069
Tredegar Corp.	382,640	11,264,922
TriMas Corp.[a]	510,738	16,583,663

		445,831,392
MEDIA — 0.69%
Beasley Broadcast Group Inc. Class A	69,647	410,917
Belo Corp. Class A	1,489,043	14,637,293
Central European Media Enterprises Ltd. Class Aa,b	593,536	2,504,722
Courier Corp.	153,332	2,209,514
Crown Media Holdings Inc. Class Aa	553,148	1,133,953
Cumulus Media Inc. Class Aa	973,018	3,279,071
Daily Journal Corp.[a]	15,370	1,706,070
Demand Media Inc.[a,b]	482,853	4,167,021
Digital Generation Inc.[a,b]	445,846	2,866,790
Dolan Co. (The)[a]	483,186	1,154,815
E.W. Scripps Co. (The) Class Aa	472,056	5,678,834
Entercom Communications Corp. Class Aa,b	386,713	2,877,145
Entravision Communications Corp. Class A	810,588	2,585,776
Fisher Communications Inc.	140,484	5,512,592
Journal Communications Inc. Class Aa	639,201	4,295,431
Lin TV Corp. Class Aa,b	484,444	5,324,040
Martha Stewart Living Omnimedia Inc. Class Aa	442,363	1,167,838
McClatchy Co. (The) Class Aa,b	943,755	2,736,890
Meredith Corp.[b]	574,244	21,970,575
New York Times Co. (The) Class Aa	2,159,191	21,160,072
Nexstar Broadcasting Group Inc.	179,483	3,230,694
Outdoor Channel Holdings Inc.	231,252	2,062,768
Saga Communications Inc. Class A	75,255	3,481,296
Salem Communications Corp. Class A	159,633	1,265,890
Scholastic Corp.	410,130	10,929,964
Sinclair Broadcast Group Inc. Class A	799,722	16,186,373
Value Line Inc.	21,079	198,564
World Wrestling Entertainment Inc. Class A	428,370	3,778,223

		148,513,131

Security	Shares	Value

METAL FABRICATE & HARDWARE — 0.84%
A.M. Castle & Co.[a,b]	263,436	$4,610,130
Ampco-Pittsburgh Corp.	135,027	2,553,361
CIRCOR International Inc.	277,143	11,778,577
Dynamic Materials Corp.	212,643	3,699,988
Eastern Co. (The)	98,220	1,722,779
Furmanite Corp.[a,b]	589,272	3,942,230
Haynes International Inc.	195,581	10,815,629
Kaydon Corp.	509,627	13,036,259
L.B. Foster Co. Class A	144,138	6,383,872
Mueller Industries Inc.	314,235	16,745,583
Mueller Water Products Inc. Class A	2,484,376	14,732,350
NN Inc.[a,b]	268,959	2,544,352
Northwest Pipe Co.[a,b]	148,271	4,148,623
Olympic Steel Inc.	144,505	3,453,670
Omega Flex Inc.	44,870	771,315
RBC Bearings Inc.[a,b]	351,756	17,784,783
Rexnord Corp.[a,b]	458,359	9,730,962
RTI International Metals Inc.[a,b]	480,857	15,238,358
Sun Hydraulics Corp.	326,733	10,622,090
Worthington Industries Inc.	828,027	25,652,276

		179,967,187
MINING — 0.88%
AMCOL International Corp.	399,737	12,068,060
Century Aluminum Co.[a]	824,949	6,385,105
Coeur d’Alene Mines Corp.[a,b]	1,424,560	26,867,202
General Moly Inc.[a,b]	1,056,871	2,335,685
Globe Specialty Metals Inc.	972,724	13,540,318
Gold Resource Corp.[b]	476,784	6,212,495
Golden Minerals Co.[a,b]	516,838	1,230,074
Golden Star Resources Ltd.[a,b]	4,087,746	6,540,394
Hecla Mining Co.[b]	4,524,065	17,870,057
Horsehead Holding Corp.[a,b]	693,110	7,541,037
Kaiser Aluminum Corp.	305,607	19,757,493
Materion Corp.	322,953	9,204,160
McEwen Mining Inc.[a,b]	3,435,777	9,826,322
Midway Gold Corp.[a,b]	2,083,638	2,542,038
Noranda Aluminium Holding Corp.	542,364	2,435,214

50	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2013

Security	Shares	Value

Paramount Gold and Silver Corp.[a,b]	2,101,721	$4,686,838
Revett Minerals Inc.[a]	405,021	923,448
Stillwater Mining Co.[a,b]	1,834,845	23,724,546
United States Antimony Corp.[a,b]	846,047	1,463,661
United States Lime & Minerals Inc.[a,b]	27,573	1,466,608
Uranerz Energy Corp.[a,b]	1,049,639	1,333,042
Uranium Energy Corp.[a,b]	1,374,805	3,024,571
US Silica Holdings Inc.	185,162	4,366,120
Vista Gold Corp.[a,b]	975,150	2,106,324

		187,450,812
OFFICE FURNISHINGS — 0.47%
CompX International Inc.	17,413	220,623
Herman Miller Inc.	924,490	25,580,638
HNI Corp.	721,691	25,612,813
Interface Inc.	928,836	17,852,228
Knoll Inc.	762,860	13,830,652
Steelcase Inc. Class A	1,206,342	17,769,418

		100,866,372
OIL & GAS — 3.15%
Abraxas Petroleum Corp.[a,b]	1,302,115	3,007,886
Adams Resources & Energy Inc.	32,924	1,679,124
Alon USA Energy Inc.	171,151	3,260,427
Apco Oil and Gas International Inc.[b]	144,467	1,791,391
Approach Resources Inc.[a,b]	527,252	12,975,672
Arabian American Development Co.[a,b]	313,894	2,646,126
Berry Petroleum Co. Class A	829,516	38,398,296
Bill Barrett Corp.[a,b]	761,481	15,435,220
Bonanza Creek Energy Inc.[a]	157,249	6,080,819
BPZ Resources Inc.[a,b]	1,681,225	3,816,381
Callon Petroleum Co.[a,b]	624,313	2,309,958
Carrizo Oil & Gas Inc.[a,b]	626,993	16,157,610
Clayton Williams Energy Inc.[a,b]	93,399	4,084,338
Comstock Resources Inc.[a,b]	762,559	12,391,584
Contango Oil & Gas Co.	202,008	8,098,501
Crimson Exploration Inc.[a]	330,112	944,120
CVR Energy Inc.	263,054	13,578,847
Delek US Holdings Inc.	269,092	10,618,370
Diamondback Energy Inc.[a,b]	228,149	6,123,519
Emerald Oil Inc.[a,b]	254,957	1,794,897
Endeavour International Corp.[a,b]	738,896	2,179,743
Energy XXI (Bermuda) Ltd.[b]	1,249,714	34,017,215
EPL Oil & Gas Inc.[a]	438,903	11,766,989
Evolution Petroleum Corp.[a,b]	262,390	2,663,259

Security	Shares	Value

Forest Oil Corp.[a,b]	1,878,375	$9,880,252
FX Energy Inc.[a,b]	859,649	2,888,421
Gastar Exploration Ltd.[a]	936,736	1,648,655
Goodrich Petroleum Corp.[a,b]	412,595	6,457,112
Gulfport Energy Corp.[a]	1,206,570	55,297,103
Halcon Resources Corp.[a,b]	1,771,435	13,799,479
Harvest Natural Resources Inc.[a,b]	635,930	2,232,114
Hercules Offshore Inc.[a]	2,512,479	18,642,594
Isramco Inc.[a,b]	17,027	1,688,057
Kodiak Oil & Gas Corp.[a,b]	4,175,168	37,952,277
Magnum Hunter Resources Corp.[a,b]	2,346,420	9,409,144
Matador Resources Co.[a,b]	222,817	1,974,159
McMoRan Exploration Co.[a,b]	1,608,041	26,291,470
Midstates Petroleum Co. Inc.[a,b]	377,768	3,229,916
Miller Energy Resources Inc.[a,b]	486,535	1,805,045
Northern Oil and Gas Inc.[a,b]	1,004,880	14,450,174
Oasis Petroleum Inc.[a,b]	1,265,375	48,172,826
Panhandle Oil and Gas Inc.	109,840	3,146,916
Parker Drilling Co.[a]	1,876,682	8,032,199
PDC Energy Inc.[a,b]	474,346	23,513,331
Penn Virginia Corp.[b]	890,890	3,599,196
PetroCorp Inc. Escrow[a,d]	26,106	0
PetroQuest Energy Inc.[a,b]	893,061	3,965,191
Quicksilver Resources Inc.[a,b]	1,866,642	4,199,944
Resolute Energy Corp.[a,b]	764,312	8,797,231
Rex Energy Corp.[a,b]	688,066	11,339,328
Rosetta Resources Inc.[a]	838,015	39,872,754
Sanchez Energy Corp.[a,b]	187,066	3,726,355
Stone Energy Corp.[a,b]	784,294	17,058,394
Swift Energy Co.[a,b]	679,367	10,061,425
Synergy Resources Corp.[a]	617,228	4,234,184
Triangle Petroleum Corp.[a,b]	698,548	4,610,417
VAALCO Energy Inc.[a,b]	923,758	7,011,323
Vantage Drilling Co.[a,b]	3,072,381	5,376,667
W&T Offshore Inc.	553,885	7,865,167
Warren Resources Inc.[a,b]	1,133,761	3,639,373
Western Refining Inc.	908,016	32,152,847
ZaZa Energy Corp.[a,b]	390,911	707,549

		674,548,881
OIL & GAS SERVICES — 1.87%
Basic Energy Services Inc.[a,b]	487,560	6,664,945
Bolt Technology Corp.	135,252	2,361,500

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2013

Security	Shares	Value

C&J Energy Services Inc.[a,b]	706,808	$16,185,903
Cal Dive International Inc.[a,b]	1,561,292	2,810,326
Dawson Geophysical Co.[a]	125,638	3,769,140
Dril-Quip Inc.[a]	636,580	55,490,679
Edgen Group Inc.[a,b]	235,950	1,705,918
Exterran Holdings Inc.[a,b]	1,027,398	27,739,746
Flotek Industries Inc.[a]	784,959	12,834,080
Forbes Energy Services Ltd.[a]	232,545	855,766
Forum Energy Technologies Inc.[a,b]	379,926	10,926,672
Geospace Technologies Corp.[a]	201,986	21,798,329
Global Geophysical Services Inc.[a,b]	305,300	747,985
Gulf Island Fabrication Inc.	231,115	4,867,282
Helix Energy Solutions Group Inc.[a]	1,673,633	38,292,723
Hornbeck Offshore Services Inc.[a]	559,614	25,999,666
ION Geophysical Corp.[a,b]	2,092,366	14,249,012
Key Energy Services Inc.[a]	2,393,825	19,342,106
Lufkin Industries Inc.	532,307	35,339,862
Matrix Service Co.[a]	411,739	6,134,911
Mitcham Industries Inc.[a,b]	200,743	3,396,571
Natural Gas Services Group Inc.[a,b]	194,681	3,749,556
Newpark Resources Inc.[a,b]	1,426,339	13,236,426
Pioneer Energy Services Corp.[a]	989,125	8,160,281
Targa Resources Corp.	459,335	31,216,407
Tesco Corp.[a,b]	480,039	6,427,722
TETRA Technologies Inc.[a]	1,227,482	12,593,965
TGC Industries Inc.	229,834	2,275,357
Thermon Group Holdings Inc.[a,b]	236,332	5,248,934
Willbros Group Inc.[a]	618,130	6,070,037

		400,491,807
PACKAGING & CONTAINERS — 0.15%
AEP Industries Inc.[a,b]	66,282	4,759,711
Berry Plastics Group Inc.[a,b]	466,093	8,879,072
Graphic Packaging Holding Co.[a,b]	2,327,515	17,433,087
UFP Technologies Inc.[a]	86,531	1,703,795

		32,775,665
PHARMACEUTICALS — 3.47%
Achillion Pharmaceuticals Inc.[a,b]	1,151,856	10,067,221
Acura Pharmaceuticals Inc.[a,b]	195,551	416,524
Akorn Inc.[a,b]	899,888	12,445,451
Align Technology Inc.[a,b]	1,138,194	38,140,881

Security	Shares	Value

Alkermes PLC[a]	1,939,349	$45,981,965
Allos Therapeutics Inc. Escrow[a,d]	989,217	10
Amicus Therapeutics Inc.[a,b]	474,818	1,505,173
Ampio Pharmaceuticals Inc.[a,b]	401,953	1,836,925
Anacor Pharmaceuticals Inc.[a,b]	254,137	1,641,725
Anika Therapeutics Inc.[a,b]	185,532	2,693,925
Antares Pharma Inc.[a,b]	1,711,617	6,127,589
Array BioPharma Inc.[a]	1,844,593	9,075,398
Auxilium Pharmaceuticals Inc.[a]	770,350	13,311,648
AVANIR Pharmaceuticals Inc. Class Aa,b	2,144,976	5,877,234
BioDelivery Sciences International Inc.[a]	432,100	1,819,141
BioScrip Inc.[a,b]	694,270	8,824,172
BioSpecifics Technologies Corp.[a,b]	75,954	1,295,016
Cadence Pharmaceuticals Inc.[a,b]	956,377	6,398,162
Cempra Inc.[a,b]	64,507	435,422
ChemoCentryx Inc.[a,b]	86,488	1,195,264
Clovis Oncology Inc.[a,b]	216,975	6,220,673
Corcept Therapeutics Inc.[a,b]	770,725	1,541,450
Cornerstone Therapeutics Inc.[a,b]	137,494	972,083
Cumberland Pharmaceuticals Inc.[a,b]	187,172	932,117
Cytori Therapeutics Inc.[a,b]	974,180	2,445,192
Depomed Inc.[a,b]	879,055	5,160,053
Derma Sciences Inc.[a,b]	186,229	2,249,646
Durata Therapeutics Inc.[a,b]	142,200	1,279,800
Dyax Corp.[a]	1,563,561	6,817,126
Endocyte Inc.[a,b]	468,079	5,827,584
Furiex Pharmaceuticals Inc.[a,b]	116,743	4,375,528
Hi-Tech Pharmacal Co. Inc.	168,929	5,593,239
Hyperion Therapeutics Inc.[a,b]	67,535	1,743,754
Idenix Pharmaceuticals Inc.[a,b]	1,440,780	5,129,177
Impax Laboratories Inc.[a]	1,060,034	16,366,925
Infinity Pharmaceuticals Inc.[a,b]	472,248	22,889,861
Ironwood Pharmaceuticals Inc. Class Aa,b	1,191,469	21,791,968
Isis Pharmaceuticals Inc.[a,b]	1,587,764	26,896,722
Jazz Pharmaceuticals PLC[a]	657,954	36,786,208
KaloBios Pharmaceuticals Inc.	139,177	835,062
Keryx Biopharmaceuticals Inc.[a,b]	1,299,390	9,147,706
Lannett Co. Inc.[a,b]	255,024	2,578,293
MannKind Corp.[a,b]	2,148,276	7,282,656
Natural Grocers by Vitamin Cottage Inc.[a,b]	113,833	2,566,934

52	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2013

Security	Shares	Value

Nature’s Sunshine Products Inc.	179,521	$2,735,900
Nektar Therapeutics[a,b]	1,817,120	19,988,320
Neogen Corp.[a]	373,206	18,499,821
Neurocrine Biosciences Inc.[a,b]	1,048,517	12,728,996
Nutraceutical International Corp.	142,135	2,466,042
Obagi Medical Products Inc.[a]	275,410	5,439,347
Omega Protein Corp.[a]	310,951	3,342,723
Opko Health Inc.[a,b]	1,695,232	12,934,620
Optimer Pharmaceuticals Inc.[a,b]	751,495	8,942,790
Orexigen Therapeutics Inc.[a,b]	1,305,349	8,158,431
Osiris Therapeutics Inc.[a,b]	258,780	2,691,312
Pacira Pharmaceuticals Inc.[a,b]	293,013	8,456,355
Pain Therapeutics Inc.[a]	597,825	2,050,540
Pernix Therapeutics Holdings[a,b]	143,891	713,699
Pharmacyclics Inc.[a,b]	861,712	69,290,262
PharMerica Corp.[a,b]	472,585	6,616,190
POZEN Inc.[a,b]	420,795	2,217,590
Progenics Pharmaceuticals Inc.[a,b]	723,075	3,897,374
Questcor Pharmaceuticals Inc.[b]	851,973	27,723,201
Raptor Pharmaceutical Corp.[a,b]	820,582	4,800,405
Regulus Therapeutics Inc.[a,b]	203,595	1,577,861
Repros Therapeutics Inc.[a,b]	273,124	4,397,296
Rigel Pharmaceuticals Inc.[a,b]	1,354,084	9,194,230
Sagent Pharmaceuticals Inc.[a,b]	148,006	2,597,505
Santarus Inc.[a,b]	865,873	15,005,579
SciClone Pharmaceuticals Inc.[a,b]	915,738	4,212,395
SIGA Technologies Inc.[a,b]	558,573	1,999,691
Star Scientific Inc.[a,b]	2,325,264	3,859,938
Sucampo Pharmaceuticals Inc. Class Aa,b	172,883	1,130,655
Supernus Pharmaceuticals Inc.[a,b]	71,155	399,891
Synageva BioPharma Corp.[a,b]	178,742	9,816,511
Synergy Pharmaceuticals Inc.[a,b]	649,064	3,939,818
Synta Pharmaceuticals Corp.[a,b]	630,238	5,420,047
Synutra International Inc.[a,b]	275,621	1,295,419
Targacept Inc.[a,b]	431,533	1,846,961
TESARO Inc.[a,b]	86,912	1,908,587
Theravance Inc.[a,b]	961,673	22,714,716
Threshold Pharmaceuticals Inc.[a,b]	710,483	3,275,327
USANA Health Sciences Inc.[a,b]	86,272	4,169,526
Vanda Pharmaceuticals Inc.[a,b]	447,685	1,754,925
Ventrus Biosciences Inc.[a,b]	313,631	937,757
ViroPharma Inc.[a]	1,044,655	26,283,520
VIVUS Inc.[a,b]	1,581,168	17,392,848
XenoPort Inc.[a]	690,186	4,934,830
Zogenix Inc.[a,b]	885,222	1,593,400

		741,871,754

Security	Shares	Value

PIPELINES — 0.22%
Crosstex Energy Inc.	644,480	$12,412,685
SemGroup Corp. Class Aa	662,261	34,252,139

		46,664,824
REAL ESTATE — 0.20%
AV Homes Inc.[a,b]	155,185	2,068,616
Consolidated-Tomoka Land Co.	68,098	2,672,846
Forestar Group Inc.[a]	548,821	11,997,227
HFF Inc. Class A	515,573	10,275,370
Kennedy-Wilson Holdings Inc.	780,382	12,103,725
Thomas Properties Group Inc.	506,924	2,600,520

		41,718,304
REAL ESTATE INVESTMENT TRUSTS — 8.91%
Acadia Realty Trust	846,616	23,510,526
AG Mortgage Investment Trust Inc.	427,845	10,897,212
Agree Realty Corp.	208,846	6,286,265
Alexander’s Inc.	33,267	10,967,797
American Assets Trust Inc.	524,166	16,778,554
American Capital Mortgage Investment Corp.	934,772	24,163,856
AmREIT Inc.	63,136	1,228,627
Anworth Mortgage Asset Corp.	2,176,091	13,774,656
Apollo Commercial Real Estate Finance Inc.	496,102	8,726,434
Apollo Residential Mortgage Inc.	491,397	10,953,239
Ares Commercial Real Estate Corp.	121,482	2,055,475
ARMOUR Residential REIT Inc.	5,926,116	38,697,538
Ashford Hospitality Trust Inc.[b]	843,494	10,425,586
Associated Estates Realty Corp.[b]	783,789	14,609,827
Campus Crest Communities Inc.	1,021,603	14,200,282
CapLease Inc.	1,212,317	7,722,459
Capstead Mortgage Corp.	1,564,176	20,052,736
Cedar Realty Trust Inc.	947,177	5,787,251
Chatham Lodging Trust	276,615	4,871,190
Chesapeake Lodging Trust	770,278	17,670,177
Colonial Properties Trust[b]	1,393,195	31,500,139
Colony Financial Inc.	1,023,892	22,730,402
CoreSite Realty Corp.	327,294	11,448,744
Cousins Properties Inc.	1,455,135	15,555,393
CreXus Investment Corp.	1,061,709	13,823,451
CubeSmart[b]	2,115,628	33,426,922
CYS Investments Inc.	2,772,133	32,544,841
DCT Industrial Trust Inc.[b]	4,322,821	31,988,875
DiamondRock Hospitality Co.	2,978,354	27,728,476
DuPont Fabros Technology Inc.[b]	972,006	23,590,586
Dynex Capital Inc.[b]	866,416	9,253,323
EastGroup Properties Inc.[b]	474,270	27,602,514

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2013

Security	Shares	Value

Education Realty Trust Inc.	1,790,666	$18,855,713
Entertainment Properties Trust	741,814	38,611,419
Equity One Inc.[b]	869,680	20,846,230
Excel Trust Inc.	711,769	9,715,647
FelCor Lodging Trust Inc.[a,b]	1,966,651	11,701,573
First Industrial Realty Trust Inc.	1,702,246	29,159,474
First Potomac Realty Trust[b]	811,076	12,028,257
Franklin Street Properties Corp.	1,149,563	16,806,611
GEO Group Inc. (The)	1,126,733	42,387,695
Getty Realty Corp.	405,933	8,203,906
Gladstone Commercial Corp.[b]	172,860	3,365,584
Glimcher Realty Trust	2,210,300	25,639,480
Government Properties Income Trust	681,424	17,533,040
Gramercy Capital Corp.[a,b]	723,484	3,769,352
Gyrodyne Co. of America Inc.[b]	18,630	1,369,491
Healthcare Realty Trust Inc.	1,381,609	39,223,880
Hersha Hospitality Trust	2,727,430	15,928,191
Highwoods Properties Inc.[b]	1,243,945	49,222,904
Hudson Pacific Properties Inc.	682,618	14,846,942
Inland Real Estate Corp.[b]	1,218,818	12,297,874
Invesco Mortgage Capital Inc.	2,113,907	45,216,471
Investors Real Estate Trust[b]	1,438,218	14,195,212
iStar Financial Inc.[a,b]	1,342,079	14,615,240
Javelin Mortgage Investment Corp.	116,403	2,287,319
Kite Realty Group Trust	1,036,632	6,986,900
LaSalle Hotel Properties[b]	1,512,407	38,384,890
Lexington Realty Trust[b]	2,419,840	28,554,112
LTC Properties Inc.[b]	482,037	19,633,367
Medical Properties Trust Inc.[b]	2,371,300	38,035,652
Monmouth Real Estate Investment Corp. Class A	643,497	7,174,992
National Health Investors Inc.[b]	387,985	25,393,618
New York Mortgage Trust Inc.[b]	782,100	5,897,034
NorthStar Realty Finance Corp.	3,068,080	29,085,398
Omega Healthcare Investors Inc.[b]	1,774,812	53,883,292
One Liberty Properties Inc.	181,166	3,934,926
Parkway Properties Inc.	419,030	7,773,007
Pebblebrook Hotel Trust	963,250	24,842,218

Security	Shares	Value

Pennsylvania Real Estate Investment Trust	887,324	$17,205,212
PennyMac Mortgage Investment Trust[c]	880,631	22,799,537
Potlatch Corp.	639,141	29,311,006
PS Business Parks Inc.	291,932	23,039,273
RAIT Financial Trust[b]	957,211	7,628,972
Ramco-Gershenson Properties Trust	944,386	15,865,685
Redwood Trust Inc.	1,252,824	29,040,460
Resource Capital Corp.	1,710,869	11,308,844
Retail Opportunity Investments Corp.[b]	917,468	12,853,727
RLJ Lodging Trust	1,944,137	44,248,558
Rouse Properties Inc.	349,810	6,331,561
Sabra Healthcare REIT Inc.	587,621	17,046,885
Saul Centers Inc.	119,360	5,220,806
Select Income REIT	186,088	4,922,028
Silver Bay Realty Trust Corp.	474,202	9,815,987
Sovran Self Storage Inc.	483,037	31,151,056
Spirit Realty Capital Inc.	527,497	10,022,443
STAG Industrial Inc.	577,338	12,279,979
Starwood Property Trust Inc.	2,142,888	59,486,571
Strategic Hotels & Resorts Inc.[a]	2,868,695	23,953,603
Summit Hotel Properties Inc.	891,391	9,332,864
Sun Communities Inc.[b]	568,189	28,028,763
Sunstone Hotel Investors Inc.[a]	2,568,261	31,615,293
Terreno Realty Corp.	306,746	5,515,293
Two Harbors Investment Corp.	5,675,639	71,569,808
UMH Properties Inc.	220,807	2,267,688
Universal Health Realty Income Trust	168,372	9,716,748
Urstadt Biddle Properties Inc. Class A	353,255	7,686,829
Washington Real Estate Investment Trust	1,050,948	29,258,392
Western Asset Mortgage Capital Corp.	298,844	6,945,135
Whitestone REIT Class B	218,339	3,305,652
Winthrop Realty Trust	460,736	5,796,059

		1,906,550,981
RETAIL — 6.33%
Aeropostale Inc.[a,b]	1,288,067	17,517,711
AFC Enterprises Inc.[a]	385,331	13,999,075
America’s Car-Mart Inc.[a,b]	126,688	5,921,397

54	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2013

Security	Shares	Value

ANN INC.[a]	773,174	$22,437,510
Asbury Automotive Group Inc.[a,b]	440,338	16,156,001
Barnes & Noble Inc.[a,b]	450,297	7,407,386
bebe stores inc.	581,001	2,422,774
Big 5 Sporting Goods Corp.	263,681	4,116,060
Biglari Holdings Inc.[a,b]	19,152	7,147,335
BJ’s Restaurants Inc.[a,b]	388,116	12,916,501
Bloomin’ Brands Inc.[a]	294,684	5,266,003
Bob Evans Farms Inc.	462,033	19,691,846
Body Central Corp.[a,b]	254,518	2,392,469
Bon-Ton Stores Inc. (The)[b]	201,113	2,614,469
Bravo Brio Restaurant Group Inc.[a,b]	308,695	4,886,642
Brown Shoe Co. Inc.	679,251	10,868,016
Buckle Inc. (The)[b]	439,736	20,513,684
Buffalo Wild Wings Inc.[a,b]	294,267	25,757,191
Cabela’s Inc.[a]	738,932	44,912,287
Carrols Restaurant Group Inc.[a,b]	240,302	1,247,167
Casey’s General Stores Inc.	603,344	35,174,955
Cash America International Inc.	465,594	24,429,717
Cato Corp. (The) Class A	434,730	10,494,382
CEC Entertainment Inc.	290,791	9,523,405
Cheesecake Factory Inc. (The)[b]	855,811	33,042,863
Children’s Place Retail Stores Inc. (The)[a]	384,386	17,228,181
Chuy’s Holdings Inc.[a]	105,960	3,452,177
Citi Trends Inc.[a,b]	235,313	2,407,252
Coinstar Inc.[a,b]	442,421	25,846,235
Conn’s Inc.[a,b]	268,124	9,625,652
Cracker Barrel Old Country Store Inc.	304,952	24,655,369
Del Frisco’s Restaurant Group Inc.[a]	95,588	1,586,761
Denny’s Corp.[a]	1,519,254	8,766,096
Destination Maternity Corp.	211,253	4,943,320
Destination XL Group Inc.[a,b]	665,398	3,386,876
DineEquity Inc.	242,501	16,681,644
Domino’s Pizza Inc.	917,267	47,184,215
Einstein Noah Restaurant Group Inc.	98,025	1,453,711
Express Inc.[a]	1,417,745	25,250,038
EZCORP Inc. Class A NVS[a]	759,637	16,180,268
Fiesta Restaurant Group Inc.[a]	256,315	6,810,290
Fifth & Pacific Companies Inc.[a,b]	1,898,432	35,842,396
Finish Line Inc. (The) Class A	805,983	15,789,207

Security	Shares	Value

First Cash Financial Services Inc.[a]	453,421	$26,452,581
Five Below Inc.[a,b]	174,779	6,622,376
Francesca’s Holdings Corp.[a,b]	551,666	15,810,748
Fred’s Inc. Class A	587,797	8,041,063
Frisch’s Restaurants Inc.	49,511	888,227
Genesco Inc.[a,b]	387,985	23,314,019
Gordmans Stores Inc.[a,b]	132,862	1,555,814
Group 1 Automotive Inc.	363,221	21,818,686
Haverty Furniture Companies Inc.	303,829	6,246,724
hhgregg Inc.[a,b]	231,109	2,553,754
Hibbett Sports Inc.[a,b]	418,454	23,546,407
Hot Topic Inc.	669,450	9,291,966
HSN Inc.	565,657	31,031,943
Ignite Restaurant Group Inc.[a,b]	104,454	1,533,385
Jack in the Box Inc.[a]	700,882	24,243,508
Jamba Inc.[a,b]	1,233,318	3,514,956
Jos. A. Bank Clothiers Inc.[a,b]	440,869	17,590,673
Kirkland’s Inc.[a]	221,909	2,543,077
Krispy Kreme Doughnuts Inc.[a,b]	943,223	13,620,140
Lithia Motors Inc. Class A	343,745	16,321,013
Luby’s Inc.[a,b]	317,081	2,371,766
Lumber Liquidators Holdings Inc.[a]	436,311	30,637,758
MarineMax Inc.[a]	322,615	4,384,338
Mattress Firm Holding Corp.[a,b]	173,942	6,007,957
Men’s Wearhouse Inc. (The)	806,889	26,966,230
Nathan’s Famous Inc.[a,b]	41,883	1,769,557
New York & Co. Inc.[a]	451,920	1,848,353
Office Depot Inc.[a]	4,496,640	17,671,795
OfficeMax Inc.	1,373,097	15,941,656
Orchard Supply Hardware Stores Corp. Class Aa,b	31,497	124,728
Pantry Inc. (The)[a]	368,687	4,597,527
Papa John’s International Inc.[a]	268,220	16,581,360
PC Connection Inc.	140,009	2,289,147
Penske Automotive Group Inc.	672,945	22,449,445
Pep Boys — Manny, Moe & Jack (The)[a]	843,381	9,943,462
Perfumania Holdings Inc.[a]	80,578	464,129
PetMed Express Inc.	321,756	4,316,357
Pier 1 Imports Inc.	1,539,067	35,398,541
PriceSmart Inc.[b]	288,190	22,429,828
RadioShack Corp.[b]	1,570,047	5,275,358

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2013

Security	Shares	Value

Red Robin Gourmet Burgers Inc.[a,b]	232,466	$10,600,450
Regis Corp.[b]	911,332	16,577,129
Restoration Hardware Holdings Inc.[a,b]	88,608	3,101,280
Rite Aid Corp.[a]	10,462,571	19,878,885
Roundy’s Inc.[b]	314,297	2,064,931
Ruby Tuesday Inc.[a,b]	1,011,127	7,452,006
rue21 Inc.[a,b]	247,833	7,283,812
Rush Enterprises Inc. Class Aa,b	527,801	12,730,560
Ruth’s Hospitality Group Inc.[a,b]	557,819	5,321,593
Saks Inc.[a,b]	1,642,772	18,842,595
Shoe Carnival Inc.	225,479	4,608,791
Sonic Automotive Inc. Class A	676,002	14,980,204
Sonic Corp.[a,b]	904,885	11,654,919
Stage Stores Inc.	486,309	12,585,677
Stein Mart Inc.	440,785	3,693,778
Steinway Musical Instruments Inc.[a]	108,702	2,611,022
Susser Holdings Corp.[a,b]	177,454	9,069,674
Systemax Inc.	175,397	1,736,430
Texas Roadhouse Inc.	989,318	19,974,330
Tilly’s Inc. Class Aa,b	144,765	1,841,411
Tuesday Morning Corp.[a,b]	671,257	5,208,954
Vera Bradley Inc.[a,b]	321,214	7,590,287
Vitamin Shoppe Inc.[a,b]	466,662	22,796,439
West Marine Inc.[a]	240,177	2,745,223
Wet Seal Inc. Class Aa	1,429,997	4,318,591
Winmark Corp.	36,069	2,271,986
Zumiez Inc.[a,b]	350,027	8,015,618

		1,355,513,461
SAVINGS & LOANS — 1.07%
Astoria Financial Corp.	1,381,067	13,617,321
Bank Mutual Corp.	732,984	4,053,402
BankFinancial Corp.	333,786	2,700,329
Beneficial Mutual Bancorp Inc.[a]	518,929	5,344,969
Berkshire Hills Bancorp Inc.	390,536	9,974,289
BofI Holding Inc.[a,b]	175,587	6,300,062
Brookline Bancorp Inc.	1,115,093	10,191,950
BSB Bancorp Inc.[a,b]	129,648	1,790,439
Cape Bancorp Inc.	175,121	1,604,108
Charter Financial Corp.	101,607	1,299,554
Clifton Savings Bancorp Inc.	135,990	1,694,435
Dime Community Bancshares Inc.	502,678	7,218,456
ESB Financial Corp.[b]	164,474	2,251,649
ESSA Bancorp Inc.	155,766	1,688,503

Security	Shares	Value

EverBank Financial Corp.	352,392	$5,426,837
First Defiance Financial Corp.	153,473	3,578,990
First Federal Bancshares of Arkansas Inc.[a,b]	55,080	550,800
First Financial Holdings Inc.	262,181	5,495,314
First Financial Northwest Inc.[a,b]	252,365	1,970,971
First PacTrust Bancorp Inc.	167,161	1,905,635
Flushing Financial Corp.	490,757	8,313,424
Fox Chase Bancorp Inc.	200,499	3,386,428
Heritage Financial Group Inc.	128,391	1,859,102
Hingham Institution for Savings	19,833	1,382,360
Home Bancorp Inc.[a]	107,856	2,007,200
Home Federal Bancorp Inc.	230,509	2,950,515
HomeStreet Inc.[a,b]	137,562	3,073,135
HomeTrust Bancshares Inc.[a,b]	340,009	5,372,142
Investors Bancorp Inc.	703,098	13,204,180
Kearny Financial Corp.	238,661	2,434,342
Meridian Interstate Bancorp Inc.[a]	134,346	2,518,988
NASB Financial Inc.[a]	66,479	1,399,383
Northfield Bancorp Inc	325,793	3,701,009
Northwest Bancshares Inc.	1,547,047	19,632,026
OceanFirst Financial Corp.	226,793	3,270,355
Oritani Financial Corp.	723,655	11,209,416
Peoples Federal Bancshares Inc.	95,894	1,831,575
Provident Financial Holdings Inc.	153,391	2,609,181
Provident Financial Services Inc.	954,458	14,574,574
Provident New York Bancorp	633,517	5,745,999
Rockville Financial Inc.	454,836	5,894,675
Roma Financial Corp.	116,226	1,866,590
SI Financial Group Inc.	166,792	2,016,515
Simplicity Bancorp Inc.	135,039	2,029,636
Territorial Bancorp Inc.	174,330	4,145,567
United Financial Bancorp Inc.	317,745	4,829,724
Waterstone Financial Inc.[a]	116,417	962,769
Westfield Financial Inc.	353,027	2,746,550
WSFS Financial Corp.	120,410	5,856,742

		229,482,115
SEMICONDUCTORS — 3.05%
Aeroflex Holding Corp.[a,b]	312,643	2,457,374
Alpha & Omega Semiconductor Ltd.[a,b]	270,848	2,405,130
Ambarella Inc.[a]	94,640	1,482,062
Amkor Technology Inc.[a,b]	1,187,114	4,748,456

56	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2013

Security	Shares	Value

ANADIGICS Inc.[a,b]	1,294,700	$2,589,400
Applied Micro Circuits Corp.[a,b]	1,031,967	7,657,195
ATMI Inc.[a]	507,887	11,391,905
Axcelis Technologies Inc.[a]	1,705,158	2,131,448
AXT Inc.[a]	512,358	1,506,333
Brooks Automation Inc.	1,057,411	10,764,444
Cabot Microelectronics Corp.[a]	373,381	12,974,990
Cavium Inc.[a,b]	787,842	30,576,148
CEVA Inc.[a]	372,037	5,803,777
Cirrus Logic Inc.[a,b]	1,022,048	23,251,592
Cohu Inc.	383,887	3,593,182
Diodes Inc.[a]	561,470	11,779,641
DSP Group Inc.[a]	344,236	2,777,985
Emulex Corp.[a]	1,374,042	8,972,494
Entegris Inc.[a]	2,175,502	21,450,450
Entropic Communications Inc.[a,b]	1,405,596	5,720,776
Exar Corp.[a]	588,115	6,175,207
First Solar Inc.[a,b]	954,383	25,730,166
FormFactor Inc.[a,b]	801,247	3,765,861
GSI Technology Inc.[a,b]	323,529	2,132,056
GT Advanced Technologies Inc.[a,b]	1,868,574	6,147,608
Hittite Microwave Corp.[a]	499,364	30,241,484
Inphi Corp.[a,b]	369,707	3,863,438
Integrated Device Technology Inc.[a]	2,255,567	16,849,085
Integrated Silicon Solution Inc.[a]	430,554	3,948,180
Intermolecular Inc.[a,b]	218,134	2,224,967
International Rectifier Corp.[a,b]	1,096,744	23,196,136
Intersil Corp. Class A	2,018,061	17,577,311
IXYS Corp.	396,789	3,805,207
Kopin Corp.[a]	1,055,142	3,904,025
Lattice Semiconductor Corp.[a,b]	1,867,453	10,177,619
LTX-Credence Corp.[a,b]	788,191	4,760,674
Mattson Technology Inc.[a]	921,333	1,271,440
MaxLinear Inc. Class Aa,b	348,934	2,163,391
MEMC Electronic Materials Inc.[a]	3,660,894	16,107,934
Micrel Inc.	772,250	8,116,347
Microsemi Corp.[a]	1,407,870	32,620,348
Mindspeed Technologies Inc.[a,b]	574,359	1,912,615
MKS Instruments Inc.	832,464	22,643,021
Monolithic Power Systems Inc.	510,368	12,437,668
MoSys Inc.[a,b]	534,024	2,515,253
Nanometrics Inc.[a,b]	370,582	5,347,498
OmniVision Technologies Inc.[a,b]	829,941	11,436,587

Security	Shares	Value

Peregrine Semiconductor Corp.[a,b]	102,850	$1,004,845
Pericom Semiconductor Corp.[a]	372,807	2,538,816
Photronics Inc.[a,b]	954,491	6,376,000
PLX Technology Inc.[a]	711,759	3,245,621
Power Integrations Inc.	449,864	19,528,596
QLogic Corp.[a]	1,440,014	16,704,162
QuickLogic Corp.[a,b]	688,900	1,694,694
Rambus Inc.[a,b]	1,761,652	9,882,868
Richardson Electronics Ltd.	203,033	2,407,971
Rubicon Technology Inc.[a,b]	265,834	1,754,504
Rudolph Technologies Inc.[a,b]	515,227	6,069,374
Semtech Corp.[a]	1,038,051	36,736,625
Sigma Designs Inc.[a]	517,836	2,521,861
Silicon Image Inc.[a]	1,227,523	5,965,762
Supertex Inc.	162,978	3,619,741
Tessera Technologies Inc.	823,148	15,434,025
TriQuint Semiconductor Inc.[a,b]	2,672,021	13,493,706
Ultra Clean Holdings Inc.[a]	445,402	2,895,113
Ultratech Inc.[a]	415,473	16,423,648
Veeco Instruments Inc.[a,b]	615,939	23,608,942
Volterra Semiconductor Corp.[a,b]	405,093	5,752,321

		652,765,103
SOFTWARE — 4.17%
Accelrys Inc.[a]	877,449	8,563,902
ACI Worldwide Inc.[a]	629,998	30,781,702
Actuate Corp.[a]	777,231	4,663,386
Acxiom Corp.[a]	1,217,383	24,834,613
Advent Software Inc.[a]	499,883	13,981,728
American Software Inc. Class A	369,187	3,071,636
Aspen Technology Inc.[a]	1,482,270	47,862,498
athenahealth Inc.[a,b]	567,761	55,095,527
Audience Inc.[a]	95,341	1,453,950
AVG Technologies[a,b]	127,021	1,768,132
Avid Technology Inc.[a]	470,386	2,949,320
Blackbaud Inc.	715,540	21,201,450
Bottomline Technologies Inc.[a,b]	595,829	16,987,085
Callidus Software Inc.[a,b]	565,535	2,584,495
CommVault Systems Inc.[a]	707,425	57,994,701
Computer Programs and Systems Inc.	175,700	9,507,127
Cornerstone OnDemand Inc.[a,b]	532,983	18,174,720
CSG Systems International Inc.[a]	541,048	11,464,807
Demandware Inc.[a,b]	103,147	2,614,776
Digi International Inc.[a,b]	415,503	3,710,442

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2013

Security	Shares	Value

Digital River Inc.[a]	586,693	$8,295,839
E2open Inc.[a,b]	72,919	1,454,005
Ebix Inc.[b]	447,302	7,255,238
Envestnet Inc.[a,b]	328,568	5,753,226
EPAM Systems Inc.[a,b]	76,765	1,783,251
EPIQ Systems Inc.	498,776	6,997,827
Exa Corp.[a,b]	105,049	1,000,066
Fair Isaac Corp.	543,420	24,828,860
FalconStor Software Inc.[a,b]	503,657	1,349,801
Geeknet Inc.[a,b]	71,405	1,054,652
Glu Mobile Inc.[a,b]	850,606	2,534,806
Greenway Medical Technologies Inc.[a,b]	125,250	1,991,475
Guidance Software Inc.[a,b]	225,375	2,445,319
Guidewire Software Inc.[a,b]	324,119	12,459,134
Imperva Inc.[a,b]	163,748	6,304,298
inContact Inc.[a,b]	600,887	4,861,176
Infoblox Inc.[a,b]	131,051	2,843,807
InnerWorkings Inc.[a,b]	501,624	7,594,587
Innodata Inc.[a]	349,300	1,205,085
Interactive Intelligence Group Inc.[a,b]	232,241	10,299,888
Jive Software Inc.[a,b]	261,873	3,980,470
ManTech International Corp. Class Ab	368,253	9,894,958
Market Leader Inc.[a,b]	347,636	3,114,819
MedAssets Inc.[a]	923,906	17,785,191
Medidata Solutions Inc.[a]	370,270	21,468,255
MicroStrategy Inc. Class Aa	135,174	13,663,388
Monotype Imaging Holdings Inc.	578,754	13,745,408
Omnicell Inc.[a]	535,823	10,116,338
PDF Solutions Inc.[a,b]	381,856	6,117,333
Pegasystems Inc.	272,175	7,642,674
Pervasive Software Inc.[a]	208,680	1,913,596
Progress Software Corp.[a]	917,348	20,897,187
Proofpoint Inc.[a,b]	99,819	1,682,948
PROS Holdings Inc.[a]	346,312	9,409,297
PTC Inc.[a]	1,894,136	48,281,527
QAD Inc. Class A	104,315	1,339,405
QLIK Technologies Inc.[a,b]	1,352,431	34,933,293
Quality Systems Inc.	625,475	11,433,683
RealPage Inc.[a,b]	566,493	11,732,070
Rosetta Stone Inc.[a,b]	168,805	2,596,221
Sapiens International Corp.	216,147	1,175,840

Security	Shares	Value

Schawk Inc.	187,119	$2,056,438
SciQuest Inc.[a,b]	283,697	6,820,076
SeaChange International Inc.[a,b]	451,284	5,365,767
SS&C Technologies Holdings Inc.[a,b]	536,705	16,090,416
Synchronoss Technologies Inc.[a,b]	437,349	13,570,939
SYNNEX Corp.[a,b]	416,926	15,426,262
Take-Two Interactive Software Inc.[a]	1,239,729	20,021,623
Tangoe Inc.[a,b]	477,461	5,915,742
Tyler Technologies Inc.[a]	477,084	29,226,166
Ultimate Software Group Inc. (The)[a,b]	421,842	43,939,063
Verint Systems Inc.[a]	795,966	29,092,557

		892,027,287
STORAGE & WAREHOUSING — 0.10%
Mobile Mini Inc.[a,b]	606,131	17,838,436
Wesco Aircraft Holdings Inc.[a,b]	278,799	4,103,921

		21,942,357
TELECOMMUNICATIONS — 2.89%
8x8 Inc.[a,b]	1,116,560	7,648,436
ADTRAN Inc.	1,010,220	19,850,823
Anaren Inc.[a]	210,944	4,090,204
Anixter International Inc.	446,955	31,251,094
ARRIS Group Inc.[a]	1,791,267	30,756,054
Aruba Networks Inc.[a,b]	1,771,258	43,820,923
Atlantic Tele-Network Inc.	143,335	6,953,181
Aviat Networks Inc.[a]	968,954	3,265,375
Aware Inc.	199,362	923,046
Black Box Corp.	261,007	5,692,563
CalAmp Corp.[a,b]	559,073	6,133,031
Calix Inc.[a,b]	620,563	5,057,588
Cbeyond Inc.[a]	438,244	3,256,153
Ciena Corp.[a,b]	1,571,520	25,160,035
Cincinnati Bell Inc.[a]	3,119,581	10,169,834
Comtech Telecommunications Corp.	267,459	6,493,905
Comverse Inc.[a]	346,260	9,709,130
Consolidated Communications Holdings Inc.	633,737	11,122,084
DigitalGlobe Inc.[a]	846,213	24,464,018
EarthLink Inc.	1,693,888	9,180,873
Extreme Networks Inc.[a,b]	1,513,829	5,101,604
Fairpoint Communications Inc.[a,b]	335,300	2,504,691
Finisar Corp.[a,b]	1,447,262	19,089,386
General Communication Inc. Class Aa	582,073	5,337,609

58	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2013

Security	Shares	Value

Globecomm Systems Inc.[a,b]	363,385	$4,364,254
Harmonic Inc.[a]	1,858,380	10,760,020
Hawaiian Telcom Holdco Inc.[a,b]	161,689	3,730,165
Hickory Tech Corp.	213,403	2,166,040
IDT Corp. Class B	238,696	2,878,674
Infinera Corp.[a,b]	1,827,148	12,790,036
InterDigital Inc.	648,905	31,037,126
Iridium Communications Inc.[a,b]	799,137	4,810,805
Ixia[a,b]	668,956	14,476,208
KVH Industries Inc.[a,b]	233,993	3,175,285
Leap Wireless International Inc.[a,b]	855,587	5,039,407
LogMeIn Inc.[a,b]	352,705	6,778,990
Loral Space & Communications Inc.	174,962	10,826,649
Lumos Networks Corp.	240,421	3,240,875
Neonode Inc.[a,b]	353,936	2,042,211
NeoPhotonics Corp.[a,b]	308,202	1,574,912
NETGEAR Inc.[a,b]	601,554	20,158,075
Neutral Tandem Inc.	439,035	1,435,644
NTELOS Holdings Corp.	235,435	3,015,922
Numerex Corp. Class Aa,b	184,832	2,364,001
Oclaro Inc.[a,b]	1,156,289	1,456,924
Oplink Communications Inc.[a,b]	304,874	4,999,934
ORBCOMM Inc.[a,b]	566,882	2,953,455
ParkerVision Inc.[a,b]	1,207,958	4,433,206
Plantronics Inc.	673,665	29,769,256
Preformed Line Products Co.	36,848	2,578,255
Premiere Global Services Inc.[a]	791,928	8,703,289
Primus Telecommunications Group Inc.	191,136	2,112,053
Procera Networks Inc.[a,b]	308,533	3,668,457
RF Micro Devices Inc.[a]	4,408,936	23,455,540
RigNet Inc.[a,b]	195,083	4,865,370
Ruckus Wireless Inc.[a,b]	134,514	2,824,794
Shenandoah Telecommunications Co.	382,608	5,827,120
ShoreTel Inc.[a,b]	761,451	2,764,067
Sonus Networks Inc.[a,b]	3,371,464	8,732,092
Symmetricom Inc.[a]	666,586	3,026,300
TeleNav Inc.[a,b]	272,160	1,755,432
Tellabs Inc.	5,801,635	12,125,417
Telular Corp.	261,386	2,629,543
TESSCO Technologies Inc.	85,155	1,842,754
Ubiquiti Networks Inc.[b]	156,913	2,152,846

Security	Shares	Value

USA Mobility Inc.	352,680	$4,680,064
ViaSat Inc.[a,b]	594,556	28,800,293
Vonage Holdings Corp.[a]	2,143,455	6,194,585
Westell Technologies Inc. Class Aa,b	714,507	1,436,159

		617,484,144
TEXTILES — 0.17%
Culp Inc.	137,214	2,183,075
G&K Services Inc. Class A	297,888	13,556,883
UniFirst Corp.	229,639	20,782,329

		36,522,287
TOYS, GAMES & HOBBIES — 0.05%
JAKKS Pacific Inc.[b]	354,410	3,717,761
LeapFrog Enterprises Inc.[a,b]	806,228	6,901,312

		10,619,073
TRANSPORTATION — 1.89%
Air Transport Services Group Inc.[a]	841,317	4,904,878
Arkansas Best Corp.	402,822	4,704,961
Atlas Air Worldwide Holdings Inc.[a]	418,281	17,049,134
Bristow Group Inc.	566,660	37,365,560
CAI International Inc.[a]	231,017	6,657,910
Celadon Group Inc.	316,934	6,611,243
Echo Global Logistics Inc.[a,b]	232,959	5,153,053
Forward Air Corp.	461,127	17,195,426
Frontline Ltd.[a,b]	814,108	1,905,013
GasLog Ltd.	371,044	4,771,626
Genco Shipping & Trading Ltd.[a,b]	497,018	1,431,412
Genesee & Wyoming Inc. Class Aa	702,171	65,379,142
GulfMark Offshore Inc. Class Ab	424,583	16,541,754
Heartland Express Inc.	764,160	10,193,894
Hub Group Inc. Class Aa	588,079	22,617,518
International Shipholding Corp.	86,865	1,580,943
Knight Transportation Inc.	917,343	14,769,222
Knightsbridge Tankers Ltd.[b]	384,780	3,155,196
Marten Transport Ltd.	245,707	4,946,082
Nordic American Tankers Ltd.[b]	844,479	9,753,733
Old Dominion Freight Line Inc.[a]	1,128,827	43,121,191
Pacer International Inc.[a,b]	554,129	2,787,269
Patriot Transportation Holding Inc.[a,b]	100,592	2,798,469
PHI Inc.[a]	205,852	7,042,197
Quality Distribution Inc.[a,b]	336,686	2,831,529
Rand Logistics Inc.[a]	277,944	1,702,407

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2013

Security	Shares	Value

Roadrunner Transportation Systems Inc.[a]	227,182	$5,225,186
Saia Inc.[a]	254,242	9,195,933
Scorpio Tankers Inc.[a]	1,728,422	15,417,524
Ship Finance International Ltd.	771,647	13,611,853
Swift Transportation Co.[a,b]	1,252,321	17,757,912
Teekay Tankers Ltd. Class Ab	991,226	2,824,994
Universal Truckload Services Inc.[a]	87,008	2,029,897
Werner Enterprises Inc.	701,347	16,930,517
XPO Logistics Inc.[a,b]	278,214	4,685,124

		404,649,702
TRUCKING & LEASING — 0.29%
AMERCO	137,370	23,839,190
Greenbrier Companies Inc. (The)[a,b]	361,482	8,209,256
TAL International Group Inc.[b]	462,986	20,977,896
Textainer Group Holdings Ltd.[b]	219,321	8,674,145
Willis Lease Finance Corp.[a,b]	79,427	1,200,936

		62,901,423
VENTURE CAPITAL — 0.10%
Fidus Investment Corp.[b]	218,319	4,180,809
GSV Capital Corp.[a,b]	303,918	2,510,362
Harris & Harris Group Inc.[a,b]	492,215	1,771,974
Hercules Technology Growth Capital Inc.	965,691	11,829,715

		20,292,860
WATER — 0.30%
American States Water Co.	298,534	17,186,602
Artesian Resources Corp. Class A	117,591	2,642,270
California Water Service Group	742,944	14,784,586
Connecticut Water Service Inc.	173,046	5,058,135
Consolidated Water Co. Ltd.[b]	230,139	2,278,376
Middlesex Water Co.	247,993	4,840,823
PICO Holdings Inc.[a,b]	359,899	7,989,758
SJW Corp.	222,305	5,891,082
York Water Co. (The)	202,752	3,811,738

		64,483,370

TOTAL COMMON STOCKS (Cost: $23,744,286,919)		21,366,668,464

INVESTMENT COMPANIES — 0.01%

CLOSED-END FUNDS — 0.01%
Firsthand Technology Value Fund Inc.[a,b]	134,928	2,602,761

		2,602,761

TOTAL INVESTMENT COMPANIES (Cost: $2,584,880)		2,602,761

Security	Shares	Value

WARRANTS — 0.00%

OIL & GAS — 0.00%
Magnum Hunter Resources Corp. (Expires 10/14/13)[a,b]	144,927	$18,841

		18,841

TOTAL WARRANTS (Cost: $0)		18,841

SHORT-TERM INVESTMENTS — 14.48%

MONEY MARKET FUNDS — 14.48%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,e,f]	2,824,093,212	2,824,093,212
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,e,f]	200,587,292	200,587,292
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,e]	73,324,158	73,324,158

		3,098,004,662

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,098,004,662)		3,098,004,662

TOTAL INVESTMENTS IN SECURITIES — 114.33% (Cost: $26,844,876,461)		24,467,294,728
Other Assets, Less Liabilities — (14.33)%		(3,067,230,072)

NET ASSETS — 100.00%		$21,400,064,656

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

60	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.91%

ADVERTISING — 0.03%
MDC Partners Inc.	68,089	$1,100,999
Millennial Media Inc.[a]	80,507	511,220

		1,612,219

AEROSPACE & DEFENSE — 0.94%
AeroVironment Inc.[a]	75,745	1,373,257
Astronics Corp.[a]	89,548	2,670,321
CPI Aerostructures Inc.[a,b]	47,160	404,161
Cubic Corp.	62,355	2,663,806
GenCorp Inc.[a,b]	346,582	4,609,541
HEICO Corp.	385,095	16,716,974
Kaman Corp.	192,638	6,832,870
LMI Aerospace Inc.[a]	7,795	162,058
M/A-COM Technology Solutions Holdings Inc.[a]	7,471	120,059
Moog Inc. Class Aa	37,560	1,721,375
National Presto Industries Inc.[b]	3,580	288,190
SIFCO Industries Inc.	7,259	133,638
Teledyne Technologies Inc.[a]	93,885	7,364,339

		45,060,589
AGRICULTURE — 0.21%
Alico Inc.	11,024	509,860
Cadiz Inc.[a,b]	85,839	580,272
Limoneira Co.	70,738	1,366,658
Tejon Ranch Co.[a]	96,775	2,881,960
Vector Group Ltd.	305,135	4,918,776

		10,257,526
AIRLINES — 1.51%
Alaska Air Group Inc.[a]	492,747	31,516,098
Allegiant Travel Co.	109,492	9,720,700
Hawaiian Holdings Inc.[a,b]	205,927	1,186,139
Republic Airways Holdings Inc.[a]	197,281	2,276,623
SkyWest Inc.	23,923	383,964
Spirit Airlines Inc.[a]	303,999	7,709,415
US Airways Group Inc.[a,b]	1,149,181	19,501,601

		72,294,540
APPAREL — 1.10%
Cherokee Inc.	53,437	732,087
Crocs Inc.[a]	657,794	9,748,507
G-III Apparel Group Ltd.[a]	14,801	593,668
Maidenform Brands Inc.[a]	123,769	2,169,671
Oxford Industries Inc.	102,244	5,429,156
R.G. Barry Corp.	56,554	757,258

Security	Shares	Value

Steven Madden Ltd.[a]	287,554	$12,405,080
True Religion Apparel Inc.	188,613	4,924,685
Weyco Group Inc.	3,283	80,466
Wolverine World Wide Inc.	356,223	15,805,615

		52,646,193
AUTO MANUFACTURERS — 0.11%
Wabash National Corp.[a]	503,874	5,119,360

		5,119,360

AUTO PARTS & EQUIPMENT — 1.07%
Commercial Vehicle Group Inc.[a]	180,473	1,407,689
Cooper Tire & Rubber Co.	395,953	10,160,154
Dana Holding Corp.	111,831	1,993,947
Dorman Products Inc.	180,267	6,707,735
Fuel Systems Solutions Inc.[a]	22,104	364,053
Gentherm Inc.[a]	215,365	3,527,679
Meritor Inc.[a]	172,782	817,259
Tenneco Inc.[a]	443,972	17,452,539
Titan International Inc.	391,355	8,249,763
Tower International Inc.[a]	40,134	561,876

		51,242,694
BANKS — 0.56%
Arrow Financial Corp.	4,464	109,993
Bank of the Ozarks Inc.	155,756	6,907,778
Bridge Capital Holdings[a]	18,964	289,011
Cascade Bancorp[a]	4,101	27,723
Cass Information Systems Inc.	74,885	3,148,165
Eagle Bancorp Inc.[a]	6,782	148,458
FNB United Corp.[a,b]	52,618	513,552
Penns Woods Bancorp Inc.	2,167	88,782
Texas Capital Bancshares Inc.[a]	256,471	10,374,252
Westamerica Bancorp	111,966	5,075,419

		26,683,133
BEVERAGES — 0.26%
Boston Beer Co. Inc. (The) Class Aa,b	56,859	9,076,971
Coca-Cola Bottling Co. Consolidated	34,726	2,094,672
Craft Brew Alliance Inc.[a,b]	30,937	230,171
Farmer Bros. Co.[a]	2,725	40,058
National Beverage Corp.	83,378	1,171,461

		12,613,333
BIOTECHNOLOGY — 4.14%
Acorda Therapeutics Inc.[a,b]	294,396	9,429,504
Aegerion Pharmaceuticals Inc.[a,b]	205,989	8,309,596
Affymax Inc.[a,b]	264,010	366,974

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value

Agenus Inc.[a]	98,600	$383,554
Alnylam Pharmaceuticals Inc.[a,b]	403,038	9,822,036
AMAG Pharmaceuticals Inc.[a]	123,938	2,955,921
Arena Pharmaceuticals Inc.[a,b]	1,405,141	11,536,208
ArQule Inc.[a]	446,396	1,156,166
BioCryst Pharmaceuticals Inc.[a,b]	360,833	429,391
Biotime Inc.[a,b]	247,410	945,106
Cambrex Corp.[a]	112,543	1,439,425
Celldex Therapeutics Inc.[a,b]	591,677	6,851,620
Ceres Inc.[a,b]	42,483	147,841
Coronado Biosciences Inc.[a,b]	133,875	1,301,265
Cubist Pharmaceuticals Inc.[a]	463,599	21,705,705
Curis Inc.[a]	444,341	1,457,439
Dendreon Corp.[a,b]	1,128,700	5,338,751
Discovery Laboratories Inc.[a]	307,460	704,083
Dynavax Technologies Corp.[a,b]	1,181,323	2,622,537
Emergent BioSolutions Inc.[a]	37,403	522,894
Exact Sciences Corp.[a]	464,569	4,552,776
Exelixis Inc.[a,b]	1,346,036	6,218,686
GTx Inc.[a,b]	158,410	657,402
Halozyme Therapeutics Inc.[a,b]	655,230	3,780,677
Harvard Bioscience Inc.[a]	13,005	73,478
ImmunoGen Inc.[a,b]	475,393	7,634,812
Immunomedics Inc.[a,b]	527,498	1,271,270
Intercept Pharmaceuticals Inc.[a]	27,468	1,027,303
InterMune Inc.[a]	337,408	3,053,542
Kythera Biopharmaceuticals Inc.[a]	29,471	717,914
Lexicon Pharmaceuticals Inc.[a]	679,131	1,480,506
Ligand Pharmaceuticals Inc. Class Ba	126,627	3,374,610
Medicines Co. (The)[a]	403,210	13,475,278
Merrimack Pharmaceuticals Inc.[a]	114,824	700,426
Momenta Pharmaceuticals Inc.[a]	131,397	1,752,836
NewLink Genetics Corp.[a,b]	114,790	1,408,473
Novavax Inc.[a,b]	967,944	2,206,912
NPS Pharmaceuticals Inc.[a,b]	417,522	4,254,549
Omeros Corp.[a,b]	188,458	776,447
OncoGenex Pharmaceutical Inc.[a]	102,815	1,164,894
Oncothyreon Inc.[a,b]	414,325	861,796
PDL BioPharma Inc.	883,034	6,454,979
Repligen Corp.[a,b]	204,628	1,413,980
RTI Biologics Inc.[a]	25,517	100,537
Sangamo BioSciences Inc.[a,b]	383,389	3,665,199
Seattle Genetics Inc.[a,b]	695,639	24,702,141
Sequenom Inc.[a,b]	641,041	2,660,320
Spectrum Pharmaceuticals Inc.[b]	438,552	3,271,598

Security	Shares	Value

Sunesis Pharmaceuticals Inc.[a,b]	217,399	$1,189,173
Transcept Pharmaceuticals Inc.[a]	11,004	52,709
Trius Therapeutics Inc.[a]	223,423	1,528,213
Verastem Inc.[a,b]	44,952	432,438
Vical Inc.[a,b]	503,702	2,004,734
XOMA Corp.[a]	536,100	1,870,989
ZIOPHARM Oncology Inc.[a,b]	489,993	896,687

		198,114,300
BUILDING MATERIALS — 1.38%
AAON Inc.	136,370	3,762,448
American DG Energy Inc.[a]	156,404	328,448
Boise Cascade Co.[a]	40,038	1,358,890
Builders FirstSource Inc.[a,b]	329,078	1,928,397
Comfort Systems USA Inc.	82,501	1,162,439
Drew Industries Inc.	66,060	2,398,639
Eagle Materials Inc.	357,804	23,840,481
Headwaters Inc.[a]	532,222	5,801,220
Nortek Inc.[a]	56,508	4,032,411
Patrick Industries Inc.[a,b]	28,262	445,409
PGT Inc.[a]	69,473	477,279
Simpson Manufacturing Co. Inc.	30,495	933,452
Trex Co. Inc.[a,b]	109,934	5,406,554
USG Corp.[a]	541,258	14,310,862

		66,186,929
CHEMICALS — 2.49%
Aceto Corp.	44,496	492,571
American Vanguard Corp.	203,397	6,211,744
Axiall Corp.	416,535	25,891,816
Balchem Corp.	214,338	9,418,012
Chemtura Corp.[a]	502,871	10,867,042
H.B. Fuller Co.	365,226	14,273,032
Hawkins Inc.[b]	67,317	2,689,314
Innophos Holdings Inc.	159,327	8,692,881
Innospec Inc.	20,459	905,925
KMG Chemicals Inc.	55,235	1,073,768
Landec Corp.[a]	45,203	654,087
Olin Corp.	402,305	10,146,132
OMNOVA Solutions Inc.[a]	340,190	2,609,257
PolyOne Corp.	515,772	12,589,995
Quaker Chemical Corp.	26,766	1,579,729
Rentech Inc.	971,272	2,282,489
Stepan Co.	123,307	7,780,672
Zep Inc.	68,959	1,035,075

		119,193,541

62	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value

COAL — 0.12%
SunCoke Energy Inc.[a]	363,106	$5,929,521

		5,929,521
COMMERCIAL SERVICES — 8.37%
Acacia Research Corp.[a]	364,846	11,007,404
Accretive Health Inc.[a,b]	410,408	4,169,745
Advisory Board Co. (The)[a]	251,218	13,193,969
American Public Education Inc.[a,b]	131,666	4,593,827
AMN Healthcare Services Inc.[a]	181,483	2,872,876
Arbitron Inc.	194,153	9,099,951
ARC Document Solutions Inc.[a]	45,360	135,173
AVEO Pharmaceuticals Inc.[a,b]	309,367	2,273,847
Avis Budget Group Inc.[a,b]	776,626	21,613,502
Barrett Business Services Inc.	51,220	2,697,245
Bridgepoint Education Inc.[a,b]	130,408	1,334,074
Bright Horizons Family Solutions Inc.[a]	53,359	1,803,001
Brink’s Co. (The)	347,019	9,806,757
Capella Education Co.[a]	93,327	2,906,203
Cardtronics Inc.[a]	323,838	8,892,591
CDI Corp.	16,256	279,603
Chemed Corp.	140,660	11,249,987
Collectors Universe Inc.[b]	37,954	446,719
Corporate Executive Board Co. (The)	245,343	14,269,149
CorVel Corp.[a]	44,457	2,200,177
CoStar Group Inc.[a]	206,451	22,598,126
Deluxe Corp.	251,019	10,392,187
Electro Rent Corp.	13,221	245,117
ExamWorks Group Inc.[a]	39,830	689,856
ExlService Holdings Inc.[a]	170,923	5,619,948
Forrester Research Inc.	102,875	3,255,994
Franklin Covey Co.[a]	68,982	1,002,308
Global Cash Access Inc.[a]	416,966	2,939,610
Grand Canyon Education Inc.[a,b]	291,816	7,409,208
Great Lakes Dredge & Dock Corp.	46,876	315,475
Green Dot Corp. Class Aa,b	175,863	2,938,671
H&E Equipment Services Inc.	117,300	2,392,920
Hackett Group Inc. (The)	174,044	795,381
Healthcare Services Group Inc.	492,595	12,625,210
Heartland Payment Systems Inc.	284,795	9,389,691
Hill International Inc.[a]	11,197	33,479
HMS Holdings Corp.[a,b]	628,591	17,066,246
Huron Consulting Group Inc.[a]	167,341	6,747,189
Insperity Inc.	165,911	4,706,895

Security	Shares	Value

Intersections Inc.	42,935	$404,018
K12 Inc.[a,b]	195,922	4,723,679
Kforce Inc.	182,431	2,986,395
Landauer Inc.	69,878	3,939,722
LifeLock Inc.[a]	119,703	1,152,740
Mac-Gray Corp.	12,227	156,506
Matthews International Corp. Class A	97,892	3,415,452
MAXIMUS Inc.	248,317	19,857,910
McGrath RentCorp	93,799	2,917,149
Medifast Inc.[a,b]	89,945	2,061,539
MoneyGram International Inc.[a,b]	43,596	789,088
Monro Muffler Brake Inc.	226,205	8,982,601
Multi-Color Corp.	5,998	154,688
National American University Holdings Inc.	33,470	130,533
National Research Corp.	17,813	1,033,867
Odyssey Marine Exploration Inc.[a,b]	566,692	1,847,416
On Assignment Inc.[a]	315,071	7,974,447
PAREXEL International Corp.[a]	438,409	17,321,540
PDI Inc.[a]	6,580	38,822
Performant Financial Corp.[a,b]	39,995	491,139
Premier Exhibitions Inc.[a]	182,674	485,913
PRGX Global Inc.[a]	168,633	1,171,999
Providence Service Corp. (The)[a]	22,887	423,181
RPX Corp.[a,b]	142,625	2,012,439
ServiceSource International Inc.[a,b]	360,406	2,548,070
Sotheby’s	174,992	6,546,451
Standard Parking Corp.[a]	113,115	2,341,481
Steiner Leisure Ltd.[a]	111,429	5,388,706
Strayer Education Inc.	86,577	4,188,595
Team Health Holdings Inc.[a]	208,424	7,582,465
Team Inc.[a]	145,241	5,965,048
TMS International Corp.[a]	45,681	602,989
Tree.com Inc.	26,104	482,663
TrueBlue Inc.[a]	215,723	4,560,384
Universal Technical Institute Inc.	110,306	1,393,165
Valassis Communications Inc.	179,293	5,355,482
VistaPrint NVa,b	250,261	9,675,090
WEX Inc.[a]	284,450	22,329,325
Xoom Corp.[a]	47,879	1,093,556

		400,535,564
COMPUTERS — 2.57%
3D Systems Corp.[a,b]	569,119	18,348,397
Acorn Energy Inc.[b]	126,620	930,657

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value

CACI International Inc. Class Aa	13,151	$761,048
Carbonite Inc.[a,b]	80,018	876,197
Computer Task Group Inc.	85,794	1,835,134
Cray Inc.[a]	288,369	6,693,044
Datalink Corp.[a]	107,959	1,304,145
Digimarc Corp.	50,114	1,101,005
Echelon Corp.[a]	144,127	351,670
Electronics For Imaging Inc.[a]	26,080	661,389
FleetMatics Group PLC[a]	47,136	1,143,048
iGATE Corp.[a]	234,510	4,411,133
Immersion Corp.[a]	191,892	2,252,812
j2 Global Inc.	280,426	10,995,503
KEY Tronic Corp.[a]	13,504	154,756
Keyw Holding Corp. (The)[a,b]	76,233	1,229,638
LivePerson Inc.[a]	401,295	5,449,586
Manhattan Associates Inc.[a]	148,692	11,046,329
Mattersight Corp.[a,b]	67,791	290,823
Maxwell Technologies Inc.[a,b]	212,992	1,148,027
Mentor Graphics Corp.	369,220	6,664,421
MTS Systems Corp.	118,244	6,875,889
NetScout Systems Inc.[a]	270,335	6,642,131
Qualys Inc.[a,b]	45,680	563,691
Quantum Corp.[a]	101,021	129,307
RealD Inc.[a,b]	263,522	3,425,786
Silicon Graphics International Corp.[a]	12,560	172,700
Super Micro Computer Inc.[a,b]	192,733	2,175,956
Synaptics Inc.[a]	247,207	10,058,853
Syntel Inc.	112,849	7,619,564
Unisys Corp.[a,b]	163,975	3,730,431
Virtusa Corp.[a]	136,094	3,233,593
Vocera Communications Inc.[a,b]	21,653	498,019

		122,774,682
COSMETICS & PERSONAL CARE — 0.18%
Elizabeth Arden Inc.[a]	158,390	6,375,197
Inter Parfums Inc.	85,988	2,100,687

		8,475,884
DISTRIBUTION & WHOLESALE — 1.67%
Beacon Roofing Supply Inc.[a,b]	343,122	13,265,096
BlueLinx Holdings Inc.[a]	43,720	124,602
Core-Mark Holding Co. Inc.	13,277	681,243
Houston Wire & Cable Co.	45,342	587,179
MWI Veterinary Supply Inc.[a]	93,127	12,316,977
Owens & Minor Inc.	398,339	12,969,918
Pool Corp.	347,555	16,682,640
Rentrak Corp.[a]	39,610	870,628

Security	Shares	Value

Titan Machinery Inc.[a,b]	123,360	$3,423,240
United Stationers Inc.	16,521	638,537
Watsco Inc.	215,101	18,107,202

		79,667,262
DIVERSIFIED FINANCIAL SERVICES — 2.54%
BGC Partners Inc. Class A	719,900	2,994,784
Cohen & Steers Inc.	135,901	4,901,949
Credit Acceptance Corp.[a,b]	53,981	6,593,239
DFC Global Corp.[a]	252,466	4,201,034
Diamond Hill Investment Group Inc.	18,927	1,472,710
Duff & Phelps Corp. Class A	64,933	1,007,111
Ellie Mae Inc.[a]	183,558	4,414,570
Encore Capital Group Inc.[a]	119,744	3,604,294
Evercore Partners Inc. Class A	19,929	829,046
Financial Engines Inc.	338,926	12,275,900
GAMCO Investors Inc. Class A	46,670	2,478,644
Greenhill & Co. Inc.	212,817	11,360,171
Higher One Holdings Inc.[a,b]	201,070	1,787,512
Ladenburg Thalmann Financial Services Inc.[a]	723,477	1,200,972
MarketAxess Holdings Inc.	266,922	9,956,191
MicroFinancial Inc.	22,590	190,434
Nationstar Mortgage Holdings Inc.[a,b]	141,223	5,211,129
Netspend Holdings Inc.[a]	209,599	3,330,528
Ocwen Financial Corp.[a]	47,174	1,788,838
Portfolio Recovery Associates Inc.[a]	125,232	15,894,445
Pzena Investment Management Inc. Class A	45,339	294,703
Regional Management Corp.[a,b]	34,340	693,668
SeaCube Container Leasing Ltd.	10,688	245,396
Stifel Financial Corp.[a]	193,268	6,700,602
Teton Advisors Inc. Class B	263	4,931
Virtus Investment Partners Inc.[a]	23,242	4,329,520
WageWorks Inc.[a,b]	31,284	783,039
Westwood Holdings Group Inc.	48,626	2,160,453
WhiteHorse Finance Inc.	8,908	141,014
WisdomTree Investments Inc.[a]	429,750	4,469,400
World Acceptance Corp.[a,b]	71,370	6,128,542
ZAIS Financial Corp.[a]	7,717	159,202

		121,603,971
ELECTRIC — 0.08%
Ameresco Inc. Class Aa	108,468	802,663
Atlantic Power Corp.	73,614	362,917
EnerNOC Inc.[a]	71,009	1,233,426

64	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value

Ormat Technologies Inc.	38,461	$794,220
Otter Tail Corp.	15,744	490,268

		3,683,494
ELECTRICAL COMPONENTS & EQUIPMENT — 1.50%
Acuity Brands Inc.	309,915	21,492,605
American Superconductor Corp.[a]	29,049	77,270
Belden Inc.	296,549	15,316,756
Capstone Turbine Corp.[a,b]	2,231,760	2,008,584
Coleman Cable Inc.	61,770	926,550
EnerSys Inc.[a]	127,760	5,823,301
Generac Holdings Inc.	83,798	2,961,421
Graham Corp.	72,959	1,805,006
Insteel Industries Inc.	7,611	124,212
Littelfuse Inc.	143,498	9,736,339
Powell Industries Inc.[a]	28,506	1,498,561
SunPower Corp.[a,b]	133,280	1,538,051
Universal Display Corp.[a,b]	290,503	8,537,883
Vicor Corp.[a]	25,587	127,167

		71,973,706
ELECTRONICS — 2.23%
American Science and Engineering Inc.	11,752	716,754
Analogic Corp.	89,876	7,102,002
Badger Meter Inc.	106,655	5,708,176
Coherent Inc.	51,091	2,898,903
Cymer Inc.[a]	70,051	6,731,901
Daktronics Inc.	62,485	656,092
ESCO Technologies Inc.	63,359	2,588,849
FARO Technologies Inc.[a]	123,785	5,371,031
FEI Co.	260,690	16,827,539
Fluidigm Corp.[a,b]	177,496	3,285,451
GSI Group Inc.[a]	11,431	97,506
II-VI Inc.[a]	329,046	5,606,944
InvenSense Inc.[a]	267,033	2,851,912
Measurement Specialties Inc.[a]	97,476	3,876,621
Mesa Laboratories Inc.	19,510	1,033,835
Multi-Fineline Electronix Inc.[a]	12,968	200,096
NVE Corp.[a]	35,149	1,983,107
OSI Systems Inc.[a]	145,009	9,032,611
Plexus Corp.[a]	111,987	2,722,404
Rogers Corp.[a]	50,041	2,382,952
Sypris Solutions Inc.	50,338	210,413
Taser International Inc.[a]	373,812	2,971,805
Woodward Inc.	506,143	20,124,246
Zagg Inc.[a,b]	186,607	1,358,499

Security	Shares	Value

Zygo Corp.[a]	21,692	$321,259

		106,660,908
ENERGY — ALTERNATE SOURCES — 0.24%
Clean Energy Fuels Corp.[a,b]	486,305	6,321,965
Enphase Energy Inc.[a,b]	44,654	276,855
FuelCell Energy Inc.[a]	278,937	263,261
Gevo Inc.[a,b]	198,018	443,560
KiOR Inc. Class Aa,b	194,783	905,741
Renewable Energy Group Inc.[a]	12,715	97,778
REX American Resources Corp.[a]	4,754	105,158
Saratoga Resources Inc.[a,b]	144,489	384,341
Solarcity Corp.[a]	46,578	879,393
Solazyme Inc.[a,b]	242,418	1,893,285

		11,571,337
ENGINEERING & CONSTRUCTION — 0.57%
Aegion Corp.[a]	41,756	966,651
Argan Inc.	15,386	229,405
Dycom Industries Inc.[a]	216,620	4,265,248
Exponent Inc.	98,698	5,323,770
MasTec Inc.[a,b]	400,589	11,677,169
Mistras Group Inc.[a,b]	114,579	2,773,958
MYR Group Inc.[a]	82,619	2,029,123
Sterling Construction Co. Inc.[a]	12,174	132,575

		27,397,899
ENTERTAINMENT — 1.17%
Carmike Cinemas Inc.[a]	40,034	725,416
Churchill Downs Inc.	31,115	2,179,295
Lions Gate Entertainment Corp.[a,b]	581,041	13,811,344
Multimedia Games Holding Co. Inc.[a]	200,210	4,178,383
National CineMedia Inc.	139,738	2,205,066
Pinnacle Entertainment Inc.[a]	29,959	438,001
Scientific Games Corp. Class Aa	52,926	463,102
SHFL Entertainment Inc.[a]	403,624	6,688,050
Six Flags Entertainment Corp.	271,456	19,675,131
Vail Resorts Inc.	92,517	5,765,659

		56,129,447
ENVIRONMENTAL CONTROL — 0.83%
ADA-ES Inc.[a]	66,100	1,756,277
Calgon Carbon Corp.[a]	332,210	6,013,001
Casella Waste Systems Inc. Class Aa	24,059	105,138
CECO Environmental Corp.	42,995	555,925
Darling International Inc.[a]	261,957	4,704,748
EnergySolutions Inc.[a]	153,481	575,554

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value

GSE Holding Inc.[a]	57,071	$471,406
Heckmann Corp.[a,b]	79,426	340,738
Heritage-Crystal Clean Inc.[a,b]	54,382	821,168
Met-Pro Corp.	8,199	84,696
Mine Safety Appliances Co.	202,004	10,023,438
Tetra Tech Inc.[a]	378,177	11,530,617
TRC Companies Inc.[a]	91,856	592,471
US Ecology Inc.	83,664	2,221,279

		39,796,456
FOOD — 2.62%
Annie’s Inc.[a,b]	26,351	1,008,189
Arden Group Inc. Class A	5,300	535,777
B&G Foods Inc. Class A	385,394	11,750,663
Cal-Maine Foods Inc.	91,811	3,907,476
Calavo Growers Inc.	88,659	2,551,606
Chefs’ Warehouse Inc. (The)[a,b]	81,339	1,502,331
Hain Celestial Group Inc.[a,b]	269,665	16,471,138
Harris Teeter Supermarkets Inc.	44,231	1,889,106
Inventure Foods Inc.[a]	92,744	721,548
J&J Snack Foods Corp.	108,211	8,320,344
Lancaster Colony Corp.	135,159	10,407,243
Lifeway Foods Inc.	32,850	456,615
Pilgrim’s Pride Corp.[a]	354,111	3,254,280
Post Holdings Inc.[a]	136,028	5,839,682
Sanderson Farms Inc.	168,188	9,186,429
Snyders-Lance Inc.	288,626	7,290,693
SUPERVALU Inc.[b]	1,174,869	5,921,340
Tootsie Roll Industries Inc.[b]	167,565	5,011,881
TreeHouse Foods Inc.[a]	177,044	11,534,417
United Natural Foods Inc.[a]	357,531	17,590,525

		125,151,283
FOREST PRODUCTS & PAPER — 0.66%
Buckeye Technologies Inc.	168,241	5,038,818
Clearwater Paper Corp.[a]	137,055	7,221,428
Deltic Timber Corp.	80,200	5,511,344
Neenah Paper Inc.	69,488	2,137,451
Orchids Paper Products Co.	19,609	457,478
P.H. Glatfelter Co.	53,936	1,261,024
Schweitzer-Mauduit International Inc.	169,457	6,563,069
Wausau Paper Corp.	307,133	3,310,894

		31,501,506
GAS — 0.09%
Piedmont Natural Gas Co.	46,539	1,530,202
South Jersey Industries Inc.	48,835	2,714,738

		4,244,940

Security	Shares	Value

HAND & MACHINE TOOLS — 0.23%
Franklin Electric Co. Inc.	325,970	$10,942,813

		10,942,813
HEALTH CARE — PRODUCTS — 4.77%
Abaxis Inc.	159,123	7,529,700
ABIOMED Inc.[a,b]	244,792	4,570,267
Accuray Inc.[a,b]	519,642	2,411,139
ArthroCare Corp.[a]	168,141	5,844,581
AtriCure Inc.[a,b]	130,832	1,036,189
Atrion Corp.	11,448	2,197,902
BG Medicine Inc.[a,b]	76,438	142,175
Cantel Medical Corp.	155,981	4,688,789
Cardiovascular Systems Inc.[a,b]	134,904	2,762,834
Cepheid Inc.[a,b]	479,944	18,415,451
Cerus Corp.[a,b]	418,548	1,849,982
Conceptus Inc.[a,b]	229,656	5,546,192
Cyberonics Inc.[a]	202,144	9,462,361
Cynosure Inc. Class Aa	44,776	1,171,788
DexCom Inc.[a,b]	501,248	8,380,867
Endologix Inc.[a,b]	406,479	6,564,636
EnteroMedics Inc.[a]	263,975	263,975
Exactech Inc.[a]	14,159	292,950
Female Health Co. (The)[b]	135,721	982,620
Genomic Health Inc.[a,b]	116,789	3,302,793
Globus Medical Inc. Class Aa,b	51,732	759,426
Haemonetics Corp.[a,b]	370,801	15,447,570
Hansen Medical Inc.[a,b]	388,443	780,770
HeartWare International Inc.[a,b]	119,463	10,564,113
ICU Medical Inc.[a]	83,078	4,897,448
ImmunoCellular Therapeutics Ltd.[a,b]	367,483	1,006,903
Insulet Corp.[a,b]	382,790	9,898,949
Integra LifeSciences Holdings Corp.[a]	81,541	3,180,914
LipoScience Inc.[a]	32,555	342,153
Luminex Corp.[a]	306,837	5,068,947
MAKO Surgical Corp.[a,b]	289,339	3,226,130
Masimo Corp.	364,551	7,152,491
Merge Healthcare Inc.[a,b]	337,848	976,381
Meridian Bioscience Inc.	302,866	6,911,402
Merit Medical Systems Inc.[a]	17,507	214,636
Natus Medical Inc.[a]	132,026	1,774,429
Navidea Biopharmaceuticals Inc.[a,b]	784,212	2,125,215
NuVasive Inc.[a]	79,314	1,690,181
NxStage Medical Inc.[a,b]	379,563	4,281,471
OraSure Technologies Inc.[a]	397,486	2,146,424

66	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value

Orthofix International NVa	109,567	$3,930,168
PhotoMedex Inc.[a]	82,086	1,320,764
Quidel Corp.[a,b]	205,812	4,888,035
Rochester Medical Corp.[a]	70,142	1,025,476
Rockwell Medical Technologies Inc.[a,b]	179,695	711,592
Spectranetics Corp.[a]	250,758	4,646,546
Staar Surgical Co.[a,b]	256,508	1,444,140
Steris Corp.	311,954	12,980,406
SurModics Inc.[a]	21,190	577,428
Symmetry Medical Inc.[a]	86,005	984,757
Tornier NVa	80,638	1,520,026
Unilife Corp.[a,b]	659,566	1,437,854
Utah Medical Products Inc.	23,245	1,133,659
Vascular Solutions Inc.[a,b]	118,496	1,922,005
Volcano Corp.[a,b]	389,648	8,673,564
West Pharmaceutical Services Inc.	158,186	10,272,599
Wright Medical Group Inc.[a]	26,561	632,417
Zeltiq Aesthetics Inc.[a]	49,140	187,715

		228,152,295
HEALTH CARE — SERVICES — 1.97%
Acadia Healthcare Co. Inc.[a,b]	198,154	5,823,746
Air Methods Corp.	281,695	13,588,967
AmSurg Corp.[a]	76,979	2,589,574
Bio-Reference Laboratories Inc.[a,b]	179,401	4,660,838
Capital Senior Living Corp.[a]	178,545	4,718,944
Centene Corp.[a]	376,296	16,572,076
Emeritus Corp.[a]	225,430	6,264,700
Ensign Group Inc. (The)	80,176	2,677,878
HealthSouth Corp.[a]	590,610	15,574,386
IPC The Hospitalist Co. Inc.[a,b]	122,152	5,433,321
LHC Group Inc.[a]	6,507	139,835
Magellan Health Services Inc.[a]	10,009	476,128
Molina Healthcare Inc.[a]	17,499	540,194
Skilled Healthcare Group Inc. Class Aa,b	133,921	879,861
U.S. Physical Therapy Inc.	84,821	2,277,444
Vanguard Health Systems Inc.[a]	203,567	3,027,041
WellCare Health Plans Inc.[a]	152,899	8,862,026

		94,106,959
HOLDING COMPANIES — DIVERSIFIED — 0.05%
Horizon Pharma Inc.[a,b]	159,443	432,091
Main Street Capital Corp.	17,915	574,892
OFS Capital Corp.	8,832	123,648
Primoris Services Corp.	58,231	1,287,487

Security	Shares	Value

Stellus Capital Investment Corp.	10,599	$157,077

		2,575,195
HOME BUILDERS — 0.29%
Cavco Industries Inc.[a]	45,128	2,146,739
Meritage Homes Corp.[a]	53,986	2,529,784
Ryland Group Inc. (The)	183,675	7,644,554
TRI Pointe Homes Inc.[a]	12,189	245,608
Winnebago Industries Inc.[a]	61,564	1,270,681

		13,837,366
HOME FURNISHINGS — 0.51%
American Woodmark Corp.[a]	11,356	386,445
DTS Inc.[a]	135,050	2,245,882
Ethan Allen Interiors Inc.	154,425	5,083,671
La-Z-Boy Inc.	111,504	2,104,080
Select Comfort Corp.[a]	416,444	8,233,098
Skullcandy Inc.[a,b]	118,218	624,191
TiVo Inc.[a]	457,483	5,668,214

		24,345,581
HOUSEHOLD PRODUCTS & WARES — 0.61%
A.T. Cross Co. Class Aa	63,685	876,942
ACCO Brands Corp.[a,b]	379,257	2,533,437
American Greetings Corp. Class A	17,083	275,036
Blyth Inc.[b]	75,118	1,304,049
Central Garden & Pet Co. Class Aa	41,200	338,664
Prestige Brands Holdings Inc.[a]	242,977	6,242,079
Spectrum Brands Holdings Inc.	140,923	7,974,833
Tumi Holdings Inc.[a]	158,127	3,311,179
WD-40 Co.	117,195	6,418,770

		29,274,989
HOUSEWARES — 0.06%
Libbey Inc.[a]	150,824	2,915,428

		2,915,428
INSURANCE — 0.29%
American Safety Insurance Holdings Ltd.[a]	6,270	156,499
AmTrust Financial Services Inc.	30,720	1,064,448
Donegal Group Inc. Class A	3,384	51,674
eHealth Inc.[a]	153,056	2,736,641
First American Financial Corp.	70,780	1,809,845
Greenlight Capital Re Ltd. Class Aa	57,549	1,407,073
Hallmark Financial Services Inc.[a]	7,034	63,306
Homeowners Choice Inc.	10,477	285,498
Meadowbrook Insurance Group Inc.	26,070	183,793
Montpelier Re Holdings Ltd.	44,460	1,158,183

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value

Navigators Group Inc. (The)[a]	30,868	$1,813,495
State Auto Financial Corp.	15,708	273,633
Tower Group International Ltd.	156,708	2,891,263
Universal Insurance Holdings Inc.	16,341	79,254

		13,974,605
INTERNET — 3.62%
1-800-FLOWERS.COM Inc.[a]	11,218	55,753
Active Network Inc. (The)[a,b]	287,231	1,203,498
Ambient Corp.[a]	19,555	47,910
Angie’s List Inc.[a,b]	260,265	5,142,836
Bankrate Inc.[a,b]	297,199	3,548,556
Bazaarvoice Inc.[a,b]	76,268	558,282
Blucora Inc.[a]	47,400	733,752
Blue Nile Inc.[a]	90,590	3,120,826
Boingo Wireless Inc.[a]	118,666	655,036
Brightcove Inc.[a]	39,767	246,953
BroadSoft Inc.[a,b]	202,343	5,356,019
CafePress Inc.[a,b]	32,650	196,227
Cogent Communications Group Inc.	343,852	9,077,693
comScore Inc.[a]	260,830	4,376,727
Constant Contact Inc.[a,b]	222,059	2,882,326
CyrusOne Inc.	25,927	592,173
Dealertrack Technologies Inc.[a]	277,264	8,146,016
Dice Holdings Inc.[a,b]	312,874	3,169,414
Envivio Inc.[a]	15,672	26,642
ExactTarget Inc.[a,b]	71,232	1,657,569
Global Sources Ltd.[a]	20,409	154,292
HealthStream Inc.[a]	142,306	3,264,500
ICG Group Inc.[a]	21,669	270,429
Internap Network Services Corp.[a]	197,114	1,843,016
iPass Inc.[a]	340,904	674,990
Kayak Software Corp.[a,b]	18,441	736,902
Lionbridge Technologies Inc.[a]	412,947	1,598,105
Liquidity Services Inc.[a,b]	173,162	5,161,959
magicJack VocalTec Ltd.[a,b]	71,654	1,003,156
MeetMe Inc.[a,b]	19,619	44,731
Move Inc.[a]	288,037	3,442,042
NIC Inc.	472,988	9,062,450
NutriSystem Inc.	212,620	1,803,018
OpenTable Inc.[a]	165,281	10,409,397
Orbitz Worldwide Inc.[a,b]	167,017	953,667
Overstock.com Inc.[a,b]	85,383	1,051,919
Perficient Inc.[a]	177,985	2,075,305
ReachLocal Inc.[a,b]	76,144	1,139,114
Responsys Inc.[a,b]	264,548	2,341,250

Security	Shares	Value

Saba Software Inc.[a]	216,278	$1,719,410
Sapient Corp.[a]	901,497	10,989,248
Shutterfly Inc.[a,b]	65,443	2,890,617
Sourcefire Inc.[a,b]	215,903	12,787,935
Spark Networks Inc.[a]	81,574	574,281
SPS Commerce Inc.[a,b]	90,875	3,877,636
Stamps.com Inc.[a]	97,637	2,437,996
Support.com Inc.[a]	257,481	1,076,271
Synacor Inc.[a,b]	45,313	135,486
Towerstream Corp.[a,b]	415,203	925,903
Travelzoo Inc.[a,b]	53,514	1,143,594
Trulia Inc.[a]	42,081	1,320,502
Unwired Planet Inc.[a,b]	302,040	670,529
US Auto Parts Network Inc.[a]	104,856	125,827
ValueClick Inc.[a]	331,051	9,782,557
Vasco Data Security International Inc.[a,b]	97,916	826,411
VirnetX Holding Corp.[a,b]	308,641	5,916,648
Vitacost.com Inc.[a,b]	155,643	1,125,299
Vocus Inc.[a]	151,865	2,148,890
Web.com Group Inc.[a,b]	256,997	4,389,509
Websense Inc.[a]	272,604	4,089,060
XO Group Inc.[a]	191,591	1,915,910
Yelp Inc.[a]	61,572	1,459,872
Zillow Inc. Class Aa,b	25,338	1,385,228
Zix Corp.[a,b]	447,807	1,603,149

		173,142,218
IRON & STEEL — 0.02%
AK Steel Holding Corp.	161,344	534,049
Metals USA Holdings Corp.	20,442	422,127

		956,176
LEISURE TIME — 0.98%
Arctic Cat Inc.[a]	92,458	4,040,415
Brunswick Corp.	653,716	22,370,161
Interval Leisure Group Inc.	282,988	6,152,159
Life Time Fitness Inc.[a,b]	290,650	12,434,007
Marine Products Corp.	42,649	313,897
Town Sports International Holdings Inc.	167,954	1,588,845

		46,899,484
LODGING — 0.37%
Ameristar Casinos Inc.	211,160	5,538,727
Boyd Gaming Corp.[a,b]	29,143	241,013
Caesars Entertainment Corp.[a,b]	240,869	3,820,182
Morgans Hotel Group Co.[a]	70,484	417,265

68	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value

MTR Gaming Group Inc.[a,b]	160,123	$528,406
Ryman Hospitality Properties Inc.[b]	161,459	7,386,749

		17,932,342
MACHINERY — 2.15%
Altra Holdings Inc.	107,546	2,927,402
Applied Industrial Technologies Inc.	284,565	12,805,425
Cascade Corp.	3,546	230,419
Chart Industries Inc.[a]	218,887	17,513,149
Cognex Corp.	313,637	13,219,800
DXP Enterprises Inc.[a]	64,469	4,815,834
ExOne Co. (The)[a]	29,749	996,592
Flow International Corp.[a]	72,930	285,156
Gorman-Rupp Co. (The)	111,175	3,340,809
Intermec Inc.[a]	54,303	533,798
iRobot Corp.[a]	202,514	5,196,509
Lindsay Corp.	92,817	8,184,603
Middleby Corp. (The)[a]	137,040	20,850,636
Sauer-Danfoss Inc.	86,071	5,029,129
Tennant Co.	138,390	6,720,218

		102,649,479
MANUFACTURING — 2.73%
A.O. Smith Corp.	78,666	5,787,458
Actuant Corp. Class A	103,885	3,180,959
AZZ Inc.	185,048	8,919,314
Blount International Inc.[a]	356,960	4,776,125
CLARCOR Inc.	367,762	19,263,374
EnPro Industries Inc.[a]	79,064	4,045,705
Federal Signal Corp.[a]	43,644	355,262
GP Strategies Corp.[a]	97,811	2,333,770
Handy & Harman Ltd.[a]	33,844	520,859
Hexcel Corp.[a]	728,856	21,144,112
Hillenbrand Inc.	403,460	10,199,469
John Bean Technologies Corp.	211,768	4,394,186
Koppers Holdings Inc.	152,624	6,712,403
LSB Industries Inc.[a]	79,423	2,762,332
Movado Group Inc.	9,073	304,127
Myers Industries Inc.	247,140	3,450,074
Park-Ohio Holdings Corp.[a]	59,782	1,980,578
Proto Labs Inc.[a]	38,589	1,894,720
Raven Industries Inc.	265,105	8,910,179
Smith & Wesson Holding Corp.[a,b]	475,653	4,280,877
Standex International Corp.	21,517	1,188,169
Sturm, Ruger & Co. Inc.[b]	139,788	7,091,445
TriMas Corp.[a]	218,238	7,086,188

		130,581,685

Security	Shares	Value

MEDIA — 0.15%
Beasley Broadcast Group Inc. Class A	2,980	$17,582
Belo Corp. Class A	249,793	2,455,465
Crown Media Holdings Inc. Class Aa	61,827	126,745
Demand Media Inc.[a,b]	162,771	1,404,714
Nexstar Broadcasting Group Inc.	20,062	361,116
Outdoor Channel Holdings Inc.	31,168	278,019
Sinclair Broadcast Group Inc. Class A	29,586	598,821
Value Line Inc.[b]	8,737	82,303
World Wrestling Entertainment Inc. Class A	182,286	1,607,762

		6,932,527
METAL FABRICATE & HARDWARE — 0.53%
CIRCOR International Inc.	9,175	389,937
Dynamic Materials Corp.	34,909	607,417
Haynes International Inc.	74,841	4,138,707
Mueller Industries Inc.	24,371	1,298,731
Mueller Water Products Inc. Class A	747,276	4,431,347
Omega Flex Inc.	19,742	339,365
RBC Bearings Inc.[a]	162,466	8,214,281
Rexnord Corp.[a]	46,892	995,517
Sun Hydraulics Corp.	152,259	4,949,940

		25,365,242
MINING — 0.48%
AMCOL International Corp.	174,894	5,280,050
Coeur d’Alene Mines Corp.[a]	270,899	5,109,155
General Moly Inc.[a]	73,650	162,766
Globe Specialty Metals Inc.	30,578	425,646
Gold Resource Corp.[b]	218,635	2,848,814
Materion Corp.	13,011	370,813
Midway Gold Corp.[a]	908,538	1,108,416
Noranda Aluminium Holding Corp.	243,964	1,095,398
Paramount Gold and Silver Corp.[a,b]	946,587	2,110,889
United States Antimony Corp.[a,b]	379,927	657,274
United States Lime & Minerals Inc.[a]	11,582	616,047
Uranerz Energy Corp.[a,b]	467,976	594,330
Uranium Energy Corp.[a,b]	303,308	667,278
US Silica Holdings Inc.	86,854	2,048,017

		23,094,893
OFFICE FURNISHINGS — 0.77%
CompX International Inc.	904	11,454
Herman Miller Inc.	426,986	11,814,703
HNI Corp.	315,271	11,188,968

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value

Interface Inc.	429,389	$8,252,856
Knoll Inc.	243,545	4,415,471
Steelcase Inc. Class A	78,537	1,156,850

		36,840,302
OIL & GAS — 3.38%
Abraxas Petroleum Corp.[a,b]	608,066	1,404,632
Alon USA Energy Inc.	64,424	1,227,277
Apco Oil and Gas International Inc.	64,578	800,767
Approach Resources Inc.[a,b]	244,889	6,026,718
Arabian American Development Co.[a]	141,134	1,189,760
Berry Petroleum Co. Class A	383,179	17,737,356
Bonanza Creek Energy Inc.[a]	10,862	420,034
BPZ Resources Inc.[a,b]	223,760	507,935
Carrizo Oil & Gas Inc.[a,b]	249,025	6,417,374
Clayton Williams Energy Inc.[a]	3,938	172,209
Contango Oil & Gas Co.	85,930	3,444,934
CVR Energy Inc.	82,595	4,263,554
Diamondback Energy Inc.[a,b]	48,889	1,312,181
Endeavour International Corp.[a,b]	312,050	920,548
Energy XXI (Bermuda) Ltd.[b]	420,362	11,442,254
Evolution Petroleum Corp.[a]	117,196	1,189,539
FX Energy Inc.[a,b]	395,553	1,329,058
Goodrich Petroleum Corp.[a,b]	189,147	2,960,151
Gulfport Energy Corp.[a]	187,917	8,612,236
Halcon Resources Corp.[a,b]	712,917	5,553,623
Harvest Natural Resources Inc.[a]	15,021	52,724
Isramco Inc.[a,b]	7,213	715,097
Kodiak Oil & Gas Corp.[a]	1,928,401	17,529,165
Magnum Hunter Resources Corp.[a,b]	378,380	1,517,304
Matador Resources Co.[a,b]	88,885	787,521
Midstates Petroleum Co. Inc.[a]	78,954	675,057
Northern Oil and Gas Inc.[a]	465,674	6,696,392
Oasis Petroleum Inc.[a,b]	584,694	22,259,301
Panhandle Oil and Gas Inc.	49,370	1,414,450
Rosetta Resources Inc.[a]	387,209	18,423,404
Sanchez Energy Corp.[a,b]	84,645	1,686,128
Synergy Resources Corp.[a]	15,200	104,272
VAALCO Energy Inc.[a]	421,549	3,199,557
W&T Offshore Inc.	17,446	247,733
Warren Resources Inc.[a]	100,736	323,363
Western Refining Inc.	248,042	8,783,167
ZaZa Energy Corp.[a,b]	81,067	146,731

		161,493,506

Security	Shares	Value

OIL & GAS SERVICES — 1.95%
C&J Energy Services Inc.[a]	99,397	$2,276,191
Dril-Quip Inc.[a]	294,146	25,640,707
Edgen Group Inc.[a]	26,753	193,424
Flotek Industries Inc.[a]	361,420	5,909,217
Forum Energy Technologies Inc.[a,b]	175,499	5,047,351
Geospace Technologies Corp.[a]	93,295	10,068,396
Global Geophysical Services Inc.[a,b]	137,506	336,890
ION Geophysical Corp.[a,b]	966,834	6,584,139
Lufkin Industries Inc.	245,948	16,328,488
Matrix Service Co.[a]	35,224	524,838
Mitcham Industries Inc.[a,b]	61,242	1,036,215
Pioneer Energy Services Corp.[a]	97,765	806,561
Targa Resources Corp.	212,228	14,423,015
TGC Industries Inc.	103,172	1,021,403
Thermon Group Holdings Inc.[a]	106,946	2,375,271
Willbros Group Inc.[a]	64,558	633,959

		93,206,065
PACKAGING & CONTAINERS — 0.08%
AEP Industries Inc.[a,b]	30,331	2,178,069
Berry Plastics Group Inc.[a]	86,370	1,645,349

		3,823,418
PHARMACEUTICALS — 6.48%
Achillion Pharmaceuticals Inc.[a,b]	531,737	4,647,381
Acura Pharmaceuticals Inc.[a,b]	86,637	184,537
Akorn Inc.[a,b]	418,936	5,793,885
Align Technology Inc.[a]	525,384	17,605,618
Alkermes PLC[a]	896,112	21,246,816
Allos Therapeutics Inc. Escrow[a,c]	404,624	4
Amicus Therapeutics Inc.[a,b]	221,729	702,881
Ampio Pharmaceuticals Inc.[a,b]	193,753	885,451
Anacor Pharmaceuticals Inc.[a]	116,193	750,607
Anika Therapeutics Inc.[a,b]	83,411	1,211,128
Antares Pharma Inc.[a]	781,934	2,799,324
Array BioPharma Inc.[a]	854,387	4,203,584
Auxilium Pharmaceuticals Inc.[a]	353,569	6,109,672
AVANIR Pharmaceuticals Inc. Class Aa,b	914,485	2,505,689
BioDelivery Sciences International Inc.[a,b]	194,739	819,851
BioScrip Inc.[a]	90,289	1,147,573
BioSpecifics Technologies Corp.[a]	34,926	595,488
Cadence Pharmaceuticals Inc.[a,b]	438,899	2,936,234
Cempra Inc.[a,b]	30,272	204,336
ChemoCentryx Inc.[a,b]	38,523	532,388

70	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value

Clovis Oncology Inc.[a,b]	100,349	$2,877,006
Corcept Therapeutics Inc.[a,b]	349,934	699,868
Cumberland Pharmaceuticals Inc.[a,b]	46,966	233,891
Cytori Therapeutics Inc.[a,b]	349,914	878,284
Depomed Inc.[a]	414,166	2,431,154
Derma Sciences Inc.[a]	3,917	47,317
Durata Therapeutics Inc.[a]	48,286	434,574
Dyax Corp.[a]	716,888	3,125,632
Endocyte Inc.[a,b]	215,475	2,682,664
Furiex Pharmaceuticals Inc.[a]	53,371	2,000,345
Hi-Tech Pharmacal Co. Inc.	30,905	1,023,265
Hyperion Therapeutics Inc.[a]	25,094	647,927
Idenix Pharmaceuticals Inc.[a,b]	579,994	2,064,779
Impax Laboratories Inc.[a]	491,830	7,593,855
Infinity Pharmaceuticals Inc.[a,b]	218,180	10,575,185
Ironwood Pharmaceuticals Inc. Class Aa,b	549,020	10,041,576
Isis Pharmaceuticals Inc.[a,b]	733,580	12,426,845
Jazz Pharmaceuticals PLC[a]	304,007	16,997,031
KaloBios Pharmaceuticals Inc.[a]	51,467	308,802
Keryx Biopharmaceuticals Inc.[a,b]	597,561	4,206,829
MannKind Corp.[a,b]	987,699	3,348,300
Natural Grocers by Vitamin Cottage Inc.[a,b]	22,730	512,562
Nature’s Sunshine Products Inc.	48,778	743,377
Nektar Therapeutics[a,b]	595,189	6,547,079
Neogen Corp.[a]	172,542	8,552,907
Neurocrine Biosciences Inc.[a]	483,434	5,868,889
Obagi Medical Products Inc.[a,b]	126,663	2,501,594
Opko Health Inc.[a,b]	786,688	6,002,429
Optimer Pharmaceuticals Inc.[a,b]	345,629	4,112,985
Orexigen Therapeutics Inc.[a,b]	602,840	3,767,750
Osiris Therapeutics Inc.[a,b]	117,136	1,218,214
Pacira Pharmaceuticals Inc.[a]	134,607	3,884,758
Pain Therapeutics Inc.[a]	268,545	921,109
Pernix Therapeutics Holdings[a]	64,686	320,843
Pharmacyclics Inc.[a]	398,184	32,017,975
POZEN Inc.[a]	198,183	1,044,424
Progenics Pharmaceuticals Inc.[a]	333,992	1,800,217
Questcor Pharmaceuticals Inc.[b]	394,427	12,834,655
Raptor Pharmaceutical Corp.[a,b]	377,933	2,210,908
Regulus Therapeutics Inc.[a,b]	75,440	584,660
Repros Therapeutics Inc.[a,b]	136,382	2,195,750
Rigel Pharmaceuticals Inc.[a]	506,783	3,441,057
Sagent Pharmaceuticals Inc.[a,b]	66,367	1,164,741

Security	Shares	Value

Santarus Inc.[a]	400,277	$6,936,800
SciClone Pharmaceuticals Inc.[a,b]	420,376	1,933,730
SIGA Technologies Inc.[a,b]	263,890	944,726
Star Scientific Inc.[a,b]	1,077,254	1,788,242
Sucampo Pharmaceuticals Inc. Class Aa	77,083	504,123
Synageva BioPharma Corp.[a,b]	83,050	4,561,106
Synergy Pharmaceuticals Inc.[a,b]	305,290	1,853,110
Synta Pharmaceuticals Corp.[a,b]	294,992	2,536,931
Synutra International Inc.[a]	122,782	577,075
TESARO Inc.[a,b]	32,317	709,681
Theravance Inc.[a,b]	445,270	10,517,277
Threshold Pharmaceuticals Inc.[a,b]	326,128	1,503,450
USANA Health Sciences Inc.[a,b]	39,604	1,914,061
Vanda Pharmaceuticals Inc.[a]	199,897	783,596
Ventrus Biosciences Inc.[a]	143,920	430,321
VIVUS Inc.[a,b]	731,741	8,049,151
XenoPort Inc.[a]	271,123	1,938,530
Zogenix Inc.[a,b]	406,922	732,460

		309,990,829
PIPELINES — 0.11%
Crosstex Energy Inc.	272,288	5,244,267

		5,244,267
REAL ESTATE — 0.08%
HFF Inc. Class A	202,813	4,042,063

		4,042,063
REAL ESTATE INVESTMENT TRUSTS — 3.82%
Acadia Realty Trust[b]	391,135	10,861,819
Alexander’s Inc.[b]	15,502	5,110,854
AmREIT Inc.	5,324	103,605
Apollo Residential Mortgage Inc.	22,219	495,261
Associated Estates Realty Corp.[b]	158,081	2,946,630
CoreSite Realty Corp.	74,529	2,607,024
DuPont Fabros Technology Inc.[b]	212,728	5,162,909
EastGroup Properties Inc.[b]	204,843	11,921,863
FelCor Lodging Trust Inc.[a,b]	544,720	3,241,084
Glimcher Realty Trust[b]	920,806	10,681,350
Gyrodyne Co. of America Inc.	8,375	615,646
Highwoods Properties Inc.[b]	465,819	18,432,458
Inland Real Estate Corp.[b]	251,091	2,533,508
Javelin Mortgage Investment Corp.	9,803	192,629
LTC Properties Inc.[b]	48,978	1,994,874
Monmouth Real Estate Investment Corp. Class Ab	132,661	1,479,170

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value

National Health Investors Inc.[b]	179,043	$11,718,364
Omega Healthcare Investors Inc.[b]	820,096	24,898,115
Potlatch Corp.	185,250	8,495,565
PS Business Parks Inc.[b]	111,898	8,830,990
Saul Centers Inc.[b]	55,919	2,445,897
Silver Bay Realty Trust Corp.	45,254	936,758
Sovran Self Storage Inc.	203,528	13,125,521
Spirit Realty Capital Inc.	45,140	857,660
Strategic Hotels & Resorts Inc.[a,b]	1,124,820	9,392,247
Sun Communities Inc.[b]	262,315	12,939,999
UMH Properties Inc.	17,259	177,250
Universal Health Realty Income Trust	54,533	3,147,099
Urstadt Biddle Properties Inc. Class Ab	137,792	2,998,354
Washington Real Estate Investment Trust[b]	154,393	4,298,301

		182,642,804
RETAIL — 8.48%
Aeropostale Inc.[a,b]	595,530	8,099,208
AFC Enterprises Inc.[a]	178,559	6,487,048
America’s Car-Mart Inc.[a,b]	58,450	2,731,953
ANN INC.[a]	357,917	10,386,751
Asbury Automotive Group Inc.[a]	179,953	6,602,476
Barnes & Noble Inc.[a,b]	16,846	277,117
bebe stores inc.	25,949	108,207
Biglari Holdings Inc.[a,b]	950	354,531
BJ’s Restaurants Inc.[a]	179,293	5,966,871
Bloomin’ Brands Inc.[a]	97,811	1,747,883
Bob Evans Farms Inc.	29,540	1,258,995
Body Central Corp.[a,b]	119,966	1,127,680
Bravo Brio Restaurant Group Inc.[a]	141,916	2,246,530
Buckle Inc. (The)[b]	203,089	9,474,102
Buffalo Wild Wings Inc.[a,b]	136,174	11,919,310
Cabela’s Inc.[a]	309,698	18,823,444
Carrols Restaurant Group Inc.[a]	75,861	393,719
Casey’s General Stores Inc.	278,629	16,244,071
Cash America International Inc.	89,112	4,675,707
Cato Corp. (The) Class A	201,684	4,868,652
CEC Entertainment Inc.	133,971	4,387,550
Cheesecake Factory Inc. (The)	395,417	15,267,050
Children’s Place Retail Stores Inc. (The)[a]	66,772	2,992,721
Chuy’s Holdings Inc.[a]	36,476	1,188,388
Citi Trends Inc.[a]	7,264	74,311

Security	Shares	Value

Coinstar Inc.[a,b]	203,868	$11,909,969
Conn’s Inc.[a,b]	12,358	443,652
Cracker Barrel Old Country Store Inc.	140,589	11,366,621
Del Frisco’s Restaurant Group Inc.[a]	29,568	490,829
Denny’s Corp.[a]	556,047	3,208,391
Destination Maternity Corp.	43,998	1,029,553
DineEquity Inc.	111,898	7,697,463
Domino’s Pizza Inc.	423,844	21,802,535
Einstein Noah Restaurant Group Inc.	43,265	641,620
Express Inc.[a]	653,970	11,647,206
EZCORP Inc. Class A NVS[a]	243,320	5,182,716
Fiesta Restaurant Group Inc.[a]	106,863	2,839,350
Fifth & Pacific Companies Inc.[a]	50,216	948,078
Finish Line Inc. (The) Class A	141,141	2,764,952
First Cash Financial Services Inc.[a]	209,301	12,210,620
Five Below Inc.[a,b]	40,852	1,547,882
Francesca’s Holdings Corp.[a,b]	255,811	7,331,543
Genesco Inc.[a]	179,004	10,756,350
Gordmans Stores Inc.[a]	59,831	700,621
hhgregg Inc.[a]	7,015	77,516
Hibbett Sports Inc.[a,b]	193,703	10,899,668
Hot Topic Inc.	308,259	4,278,635
HSN Inc.	260,942	14,315,278
Ignite Restaurant Group Inc.[a,b]	51,361	753,979
Jack in the Box Inc.[a]	262,479	9,079,149
Jamba Inc.[a,b]	603,195	1,719,106
Jos. A. Bank Clothiers Inc.[a,b]	188,812	7,533,599
Lumber Liquidators Holdings Inc.[a]	201,524	14,151,015
Mattress Firm Holding Corp.[a,b]	79,939	2,761,093
Men’s Wearhouse Inc. (The)	77,278	2,582,631
Nathan’s Famous Inc.[a]	18,937	800,088
New York & Co. Inc.[a]	120,226	491,724
Pantry Inc. (The)[a]	14,131	176,214
Papa John’s International Inc.[a]	123,770	7,651,461
Penske Automotive Group Inc.	79,810	2,662,462
PetMed Express Inc.	148,904	1,997,547
Pier 1 Imports Inc.	710,781	16,347,963
PriceSmart Inc.	133,420	10,384,079
Red Robin Gourmet Burgers Inc.[a]	48,041	2,190,670
Restoration Hardware Holdings Inc.[a,b]	9,527	333,445
Rite Aid Corp.[a]	406,752	772,829
Roundy’s Inc.[b]	151,856	997,694
rue21 Inc.[a,b]	113,108	3,324,244

72	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value

Ruth’s Hospitality Group Inc.[a]	256,768	$2,449,567
Sonic Corp.[a]	337,721	4,349,846
Susser Holdings Corp.[a]	35,242	1,801,219
Systemax Inc.	5,176	51,242
Texas Roadhouse Inc.	457,061	9,228,062
Tilly’s Inc. Class Aa	68,622	872,872
Vera Bradley Inc.[a,b]	148,927	3,519,145
Vitamin Shoppe Inc.[a]	215,384	10,521,508
Winmark Corp.	16,092	1,013,635
Zumiez Inc.[a]	160,539	3,676,343

		405,989,754
SAVINGS & LOANS — 0.08%
Beneficial Mutual Bancorp Inc.[a]	29,872	307,681
BofI Holding Inc.[a]	4,578	164,259
Clifton Savings Bancorp Inc.	7,130	88,840
First Federal Bancshares of Arkansas Inc.[a,b]	8,641	86,410
Heritage Financial Group Inc.	6,741	97,610
Hingham Institution for Savings	842	58,687
Investors Bancorp Inc.	55,354	1,039,548
Meridian Interstate Bancorp Inc.[a]	5,088	95,400
Oritani Financial Corp.	115,429	1,787,995

		3,726,430
SEMICONDUCTORS — 2.59%
Ambarella Inc.[a]	15,150	237,249
ATMI Inc.[a]	14,356	322,005
Cabot Microelectronics Corp.[a]	173,469	6,028,048
Cavium Inc.[a,b]	364,008	14,127,151
CEVA Inc.[a]	130,828	2,040,917
Cirrus Logic Inc.[a,b]	472,168	10,741,822
Exar Corp.[a]	34,830	365,715
GT Advanced Technologies Inc.[a,b]	733,835	2,414,317
Hittite Microwave Corp.[a]	230,533	13,961,078
Inphi Corp.[a]	67,236	702,616
Intermolecular Inc.[a]	98,205	1,001,691
MaxLinear Inc. Class Aa	28,277	175,317
MEMC Electronic Materials Inc.[a]	379,179	1,668,388
Micrel Inc.	354,067	3,721,244
Microsemi Corp.[a]	650,492	15,071,900
Monolithic Power Systems Inc.	235,780	5,745,959
Peregrine Semiconductor Corp.[a,b]	15,235	148,846
PLX Technology Inc.[a]	307,881	1,403,937
Power Integrations Inc.	208,291	9,041,912
QLogic Corp.[a]	163,491	1,896,496
QuickLogic Corp.[a,b]	273,736	673,391

Security	Shares	Value

Rambus Inc.[a]	56,756	$318,401
Semtech Corp.[a]	479,635	16,974,283
Silicon Image Inc.[a]	472,073	2,294,275
Ultratech Inc.[a]	192,059	7,592,092
Veeco Instruments Inc.[a,b]	72,871	2,793,145
Volterra Semiconductor Corp.[a]	188,351	2,674,584

		124,136,779
SOFTWARE — 6.97%
ACI Worldwide Inc.[a]	291,081	14,222,218
Actuate Corp.[a]	342,933	2,057,598
Advent Software Inc.[a]	232,128	6,492,620
American Software Inc. Class A	165,708	1,378,691
Aspen Technology Inc.[a]	646,576	20,877,939
athenahealth Inc.[a,b]	262,350	25,458,444
Audience Inc.[a]	7,420	113,155
AVG Technologies[a,b]	57,893	805,871
Blackbaud Inc.	330,572	9,794,848
Bottomline Technologies Inc.[a]	78,757	2,245,362
Callidus Software Inc.[a]	272,459	1,245,138
CommVault Systems Inc.[a]	326,886	26,798,114
Computer Programs and Systems Inc.	81,027	4,384,371
Cornerstone OnDemand Inc.[a,b]	245,662	8,377,074
CSG Systems International Inc.[a]	144,234	3,056,318
Demandware Inc.[a,b]	45,363	1,149,952
E2open Inc.[a]	26,697	532,338
Ebix Inc.[b]	155,341	2,519,631
Envestnet Inc.[a]	151,238	2,648,177
EPAM Systems Inc.[a,b]	37,190	863,924
EPIQ Systems Inc.	17,881	250,870
Exa Corp.[a]	31,461	299,509
Fair Isaac Corp.	251,405	11,486,694
FalconStor Software Inc.[a]	224,631	602,011
Geeknet Inc.[a]	31,733	468,696
Glu Mobile Inc.[a,b]	371,293	1,106,453
Greenway Medical Technologies Inc.[a,b]	46,905	745,790
Guidance Software Inc.[a]	107,451	1,165,843
Guidewire Software Inc.[a,b]	149,734	5,755,775
Imperva Inc.[a,b]	75,655	2,912,718
inContact Inc.[a,b]	257,887	2,086,306
Infoblox Inc.[a]	57,678	1,251,613
InnerWorkings Inc.[a,b]	232,280	3,516,719
Innodata Inc.[a]	157,021	541,722
Interactive Intelligence Group Inc.[a,b]	107,379	4,762,259

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value

Jive Software Inc.[a,b]	126,117	$1,916,978
Market Leader Inc.[a,b]	132,268	1,185,121
MedAssets Inc.[a]	144,245	2,776,716
Medidata Solutions Inc.[a]	171,062	9,918,175
MicroStrategy Inc. Class Aa	62,158	6,282,931
Monotype Imaging Holdings Inc.	269,150	6,392,313
Omnicell Inc.[a]	28,219	532,775
PDF Solutions Inc.[a]	175,718	2,815,002
Pegasystems Inc.	125,748	3,531,004
Pervasive Software Inc.[a]	7,325	67,170
Proofpoint Inc.[a,b]	43,037	725,604
PROS Holdings Inc.[a]	159,422	4,331,496
PTC Inc.[a]	875,225	22,309,485
QAD Inc. Class A	39,816	511,237
QLIK Technologies Inc.[a]	624,892	16,140,960
Quality Systems Inc.	291,185	5,322,862
RealPage Inc.[a,b]	263,479	5,456,650
Rosetta Stone Inc.[a]	37,392	575,089
SciQuest Inc.[a,b]	132,375	3,182,295
SS&C Technologies Holdings Inc.[a]	67,745	2,030,995
Synchronoss Technologies Inc.[a,b]	203,490	6,314,295
Take-Two Interactive Software Inc.[a,b]	572,725	9,249,509
Tangoe Inc.[a,b]	221,450	2,743,766
Tyler Technologies Inc.[a]	220,427	13,503,358
Ultimate Software Group Inc. (The)[a]	194,921	20,302,971
Verint Systems Inc.[a]	367,758	13,441,555

		333,535,073
STORAGE & WAREHOUSING — 0.01%
Wesco Aircraft Holdings Inc.[a]	31,348	461,443

		461,443
TELECOMMUNICATIONS — 3.38%
8x8 Inc.[a,b]	516,802	3,540,094
ADTRAN Inc.	465,601	9,149,060
Anaren Inc.[a]	13,916	269,831
Anixter International Inc.	125,937	8,805,515
ARRIS Group Inc.[a]	108,976	1,871,118
Aruba Networks Inc.[a,b]	818,436	20,248,107
Atlantic Tele-Network Inc.	65,507	3,177,745
Aware Inc.	70,924	328,378
CalAmp Corp.[a]	257,033	2,819,652
Calix Inc.[a]	103,067	839,996
Cbeyond Inc.[a]	13,584	100,929
Ciena Corp.[a,b]	550,198	8,808,670
Cincinnati Bell Inc.[a]	513,674	1,674,577

Security	Shares	Value

Comverse Inc.[a]	161,254	$4,521,562
Consolidated Communications Holdings Inc.	189,805	3,331,078
DigitalGlobe Inc.[a]	182,628	5,279,776
Extreme Networks Inc.[a]	684,069	2,305,313
Fairpoint Communications Inc.[a,b]	126,057	941,646
General Communication Inc. Class Aa	265,773	2,437,138
Globecomm Systems Inc.[a]	130,872	1,571,773
Hickory Tech Corp.	95,393	968,239
IDT Corp. Class B	100,314	1,209,787
Infinera Corp.[a,b]	758,892	5,312,244
InterDigital Inc.	299,815	14,340,151
Iridium Communications Inc.[a,b]	49,515	298,080
Ixia[a,b]	309,424	6,695,935
KVH Industries Inc.[a,b]	89,137	1,209,589
Leap Wireless International Inc.[a,b]	105,532	621,583
LogMeIn Inc.[a]	163,316	3,138,934
Loral Space & Communications Inc.	75,587	4,677,324
Lumos Networks Corp.	107,501	1,449,113
Neonode Inc.[a,b]	170,773	985,360
NETGEAR Inc.[a]	124,476	4,171,191
NTELOS Holdings Corp.	108,535	1,390,333
Numerex Corp. Class Aa	84,513	1,080,921
ORBCOMM Inc.[a]	126,198	657,492
ParkerVision Inc.[a,b]	585,117	2,147,379
Plantronics Inc.	103,989	4,595,274
Preformed Line Products Co.	1,836	128,465
Premiere Global Services Inc.[a]	87,340	959,867
Primus Telecommunications Group Inc.	85,956	949,814
Procera Networks Inc.[a]	150,218	1,786,092
RF Micro Devices Inc.[a]	254,179	1,352,232
RigNet Inc.[a]	90,119	2,247,568
Ruckus Wireless Inc.[a,b]	26,457	555,597
ShoreTel Inc.[a]	309,889	1,124,897
Sonus Networks Inc.[a]	133,807	346,560
Telular Corp.	70,933	713,586
TESSCO Technologies Inc.	19,540	422,846
Ubiquiti Networks Inc.[b]	73,752	1,011,877
ViaSat Inc.[a,b]	274,701	13,306,516

		161,876,804
TOYS, GAMES & HOBBIES — 0.07%
LeapFrog Enterprises Inc.[a,b]	368,639	3,155,550

		3,155,550

74	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value

TRANSPORTATION — 2.26%
CAI International Inc.[a]	41,776	$1,203,984
Celadon Group Inc.	146,069	3,046,999
Echo Global Logistics Inc.[a,b]	107,545	2,378,895
Forward Air Corp.	213,633	7,966,375
GasLog Ltd.	71,202	915,658
Genesee & Wyoming Inc. Class Aa	324,465	30,210,936
GulfMark Offshore Inc. Class A	42,797	1,667,371
Heartland Express Inc.	273,745	3,651,758
Hub Group Inc. Class Aa	271,434	10,439,352
Knight Transportation Inc.	422,389	6,800,463
Old Dominion Freight Line Inc.[a]	521,592	19,924,814
Pacer International Inc.[a]	29,377	147,766
PHI Inc.[a]	7,389	252,778
Quality Distribution Inc.[a,b]	56,697	476,822
Rand Logistics Inc.[a]	6,711	41,105
Roadrunner Transportation Systems Inc.[a]	54,296	1,248,808
Saia Inc.[a]	21,079	762,427
Swift Transportation Co.[a,b]	579,666	8,219,664
Werner Enterprises Inc.	278,199	6,715,724
XPO Logistics Inc.[a,b]	128,014	2,155,756

		108,227,455
TRUCKING & LEASING — 0.19%
TAL International Group Inc.	108,125	4,899,144
Textainer Group Holdings Ltd.[b]	100,699	3,982,645

		8,881,789
WATER — 0.16%
American States Water Co.	14,205	817,782
California Water Service Group	171,563	3,414,104
Connecticut Water Service Inc.	50,444	1,474,478
SJW Corp.	30,938	819,857
York Water Co. (The)	68,255	1,283,194

		7,809,415

TOTAL COMMON STOCKS (Cost: $4,462,627,627)		4,780,885,240

Security	Shares	Value

WARRANTS — 0.00%

OIL & GAS — 0.00%
Magnum Hunter Resources Corp. (Expires 10/14/13)[a,b]	73,641	$9,573

		9,573

TOTAL WARRANTS (Cost: $0)		9,573

SHORT-TERM INVESTMENTS — 16.16%

MONEY MARKET FUNDS — 16.16%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[d,e,f]	710,799,948	710,799,948
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[d,e,f]	50,486,094	50,486,094
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[d,e]	12,041,575	12,041,575

		773,327,617

TOTAL SHORT-TERM INVESTMENTS (Cost: $773,327,617)		773,327,617

TOTAL INVESTMENTS IN SECURITIES — 116.07% (Cost: $5,235,955,244)		5,554,222,430
Other Assets, Less Liabilities — (16.07)%		(768,817,463)

NET ASSETS — 100.00%		$4,785,404,967

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to finacial statements.

SCHEDULES OF INVESTMENTS	75

Schedule of Investments

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.76%

ADVERTISING — 0.10%
Harte-Hanks Inc.	329,498	$2,566,789
Marchex Inc. Class B	167,755	706,249
MDC Partners Inc.	118,356	1,913,816
Millennial Media Inc.[a]	4,756	30,201

		5,217,055
AEROSPACE & DEFENSE — 1.56%
AAR Corp.	291,453	5,359,821
AeroVironment Inc.[a]	51,220	928,619
API Technologies Corp.[a]	239,009	592,742
Cubic Corp.	52,637	2,248,653
Curtiss-Wright Corp.	338,573	11,748,483
Esterline Technologies Corp.[a]	221,233	16,747,338
GenCorp Inc.[a]	85,665	1,139,345
Kratos Defense & Security Solutions Inc.[a,b]	283,620	1,426,609
LMI Aerospace Inc.[a,b]	58,628	1,218,876
M/A-COM Technology Solutions Holdings Inc.[a,b]	37,292	599,282
Moog Inc. Class Aa	289,694	13,276,676
National Presto Industries Inc.[b]	31,745	2,555,472
Orbital Sciences Corp.[a]	425,341	7,098,941
SIFCO Industries Inc.	11,179	205,805
Teledyne Technologies Inc.[a]	172,954	13,566,512

		78,713,174
AGRICULTURE — 0.44%
Alico Inc.	14,328	662,670
Alliance One International Inc.[a,b]	629,788	2,449,875
Andersons Inc. (The)	134,085	7,176,229
Cadiz Inc.[a,b]	7,058	47,712
Griffin Land & Nurseries Inc.	20,725	622,786
Universal Corp.	167,813	9,404,241
Vector Group Ltd.	96,897	1,561,980

		21,925,493
AIRLINES — 0.43%
Alaska Air Group Inc.[a]	26,660	1,705,173
Hawaiian Holdings Inc.[a,b]	171,834	989,764
JetBlue Airways Corp.[a,b]	1,686,358	11,635,870
Republic Airways Holdings Inc.[a]	155,072	1,789,531
SkyWest Inc.	344,517	5,529,498

		21,649,836
APPAREL — 0.95%
Cherokee Inc.	5,932	81,268

Security	Shares	Value

Columbia Sportswear Co.[b]	87,974	$5,091,935
Delta Apparel Inc.[a,b]	52,269	860,870
G-III Apparel Group Ltd.[a,b]	104,507	4,191,776
Iconix Brand Group Inc.[a,b]	468,125	12,110,394
Jones Group Inc. (The)	592,342	7,534,590
K-Swiss Inc. Class Aa	195,858	928,367
Maidenform Brands Inc.[a,b]	49,951	875,641
Perry Ellis International Inc.	83,914	1,526,396
Quiksilver Inc.[a,b]	938,319	5,695,596
R.G. Barry Corp.	5,988	80,179
SKECHERS U.S.A. Inc. Class Aa,b	272,952	5,772,935
Unifi Inc.[a,b]	99,988	1,909,771
Weyco Group Inc.	45,980	1,126,970

		47,786,688
AUTO PARTS & EQUIPMENT — 0.96%
Accuride Corp.[a,b]	338,823	1,826,256
American Axle & Manufacturing Holdings Inc.[a,b]	480,142	6,553,938
Cooper Tire & Rubber Co.	58,904	1,511,477
Dana Holding Corp.	956,452	17,053,539
Douglas Dynamics Inc.	163,459	2,259,003
Exide Technologies Inc.[a,b]	579,726	1,565,260
Federal-Mogul Corp. Class Aa,b	136,558	823,445
Fuel Systems Solutions Inc.[a,b]	85,419	1,406,851
Meritor Inc.[a]	534,162	2,526,586
Miller Industries Inc.	81,782	1,312,601
Modine Manufacturing Co.[a,b]	335,686	3,054,743
Spartan Motors Inc.	250,500	1,330,155
Standard Motor Products Inc.	143,301	3,972,304
Superior Industries International Inc.	164,947	3,081,210

		48,277,368
BANKS — 11.91%
1st Source Corp.	106,511	2,524,311
1st United Bancorp Inc.	212,325	1,371,619
Access National Corp.	54,700	897,080
American National Bankshares Inc.	57,794	1,246,039
Ameris Bancorp[a,b]	171,274	2,457,782
Ames National Corp.	60,731	1,266,849
Arrow Financial Corp.[b]	69,761	1,718,911
BancFirst Corp.	47,226	1,969,324
Banco Latinoamericano de Comercio Exterior SA Class E	202,426	5,008,019
Bancorp Inc. (The)[a]	231,075	3,200,389
BancorpSouth Inc.	681,478	11,108,091
Bank of Kentucky Financial Corp.	43,281	1,187,198

76	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

Bank of Marin Bancorp	38,116	$1,528,070
Bank of the Ozarks Inc.[b]	57,065	2,530,833
Banner Corp.	137,978	4,391,840
Bar Harbor Bankshares	28,744	1,050,593
BBCN Bancorp Inc.	562,490	7,346,119
Berkshire Bancorp Inc.	31,731	264,954
Boston Private Financial Holdings Inc.	561,743	5,550,021
Bridge Bancorp Inc.	63,482	1,365,498
Bridge Capital Holdings[a,b]	49,161	749,214
Bryn Mawr Bank Corp.	81,978	1,908,448
C&F Financial Corp.	23,714	971,088
Camden National Corp.	55,145	1,824,197
Capital Bank Financial Corp.[a]	69,313	1,189,411
Capital City Bank Group Inc.[a]	86,477	1,067,991
Cardinal Financial Corp.	210,606	3,828,817
Cascade Bancorp[a,b]	40,351	272,773
Cathay General Bancorp	567,994	11,428,039
Center Bancorp Inc.	87,967	1,093,430
CenterState Banks Inc.	215,873	1,852,190
Central Pacific Financial Corp.[a]	156,003	2,449,247
Century Bancorp Inc. Class A	25,502	864,773
Chemical Financial Corp.	199,966	5,275,103
Citizens & Northern Corp.	87,382	1,703,949
Citizens Republic Bancorp Inc.[a]	288,320	6,501,616
City Holding Co.	113,843	4,529,813
CNB Financial Corp.	88,777	1,513,648
CoBiz Financial Inc.	250,457	2,023,693
Columbia Banking System Inc.	285,696	6,279,598
Community Bank System Inc.	284,607	8,432,905
Community Trust Bancorp Inc.	102,729	3,495,868
ConnectOne Bancorp Inc.[a]	12,563	392,594
Crescent Financial Bancshares Inc.[a,b]	20,525	80,868
CVB Financial Corp.	636,134	7,169,230
Eagle Bancorp Inc.[a,b]	132,454	2,899,418
Enterprise Bancorp Inc.	43,987	745,580
Enterprise Financial Services Corp.	127,663	1,830,687
F.N.B. Corp.	1,007,096	12,185,862
Farmers National Banc Corp.	138,964	876,863
Fidelity Southern Corp.[a]	72,182	830,093
Financial Institutions Inc.	99,211	1,980,252
First Bancorp (North Carolina)	128,466	1,733,006
First BanCorp (Puerto Rico)[a,b]	509,733	3,175,637
First Bancorp Inc. (Maine)	65,189	1,174,054

Security	Shares	Value

First Busey Corp.	536,417	$2,451,426
First California Financial Group Inc.[a]	165,773	1,412,386
First Commonwealth Financial Corp.	717,512	5,352,639
First Community Bancshares Inc.	129,325	2,049,801
First Connecticut Bancorp Inc.	128,230	1,888,828
First Financial Bancorp	423,606	6,798,876
First Financial Bankshares Inc.[b]	227,154	11,039,684
First Financial Corp.	80,511	2,535,291
First Interstate BancSystem Inc.	116,386	2,189,221
First Merchants Corp.	210,787	3,260,875
First Midwest Bancorp Inc.	539,995	7,171,134
First of Long Island Corp. (The)	55,192	1,636,443
FirstMerit Corp.	791,350	13,081,015
FNB United Corp.[a]	19,227	187,655
Franklin Financial Corp.	96,646	1,763,789
German American Bancorp Inc.	90,826	2,089,906
Glacier Bancorp Inc.	519,038	9,851,341
Great Southern Bancorp Inc.	73,293	1,787,616
Guaranty Bancorp[a,b]	562,490	1,181,229
Hancock Holding Co.	550,846	17,032,158
Hanmi Financial Corp.[a,b]	226,800	3,628,800
Heartland Financial USA Inc.	104,910	2,651,076
Heritage Commerce Corp.[a]	153,507	1,033,102
Heritage Financial Corp.	110,624	1,604,048
Heritage Oaks Bancorp[a]	148,547	846,718
Home Bancshares Inc.	158,418	5,967,606
Horizon Bancorp	47,566	961,309
Hudson Valley Holding Corp.	111,244	1,658,648
IBERIABANK Corp.	212,899	10,649,208
Independent Bank Corp. (Massachusetts)	159,419	5,195,465
International Bancshares Corp.	382,538	7,956,790
Lakeland Bancorp Inc.	215,107	2,118,804
Lakeland Financial Corp.	120,336	3,211,768
MainSource Financial Group Inc.	144,995	2,035,730
MB Financial Inc.	394,523	9,535,621
Mercantile Bank Corp.	63,596	1,062,689
Merchants Bancshares Inc.	37,674	1,135,306
Metro Bancorp Inc.[a]	104,335	1,725,701
MetroCorp Bancshares Inc.[a,b]	116,719	1,177,695
Middleburg Financial Corp.	39,687	770,325
MidSouth Bancorp Inc.	61,686	1,003,014
MidWestOne Financial Group Inc.	50,185	1,194,905
National Bankshares Inc.	49,459	1,727,603
National Penn Bancshares Inc.	890,515	9,519,605

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

NBT Bancorp Inc.	314,929	$6,975,677
Northrim BanCorp Inc.	47,809	1,074,268
Old National Bancorp	731,181	10,053,739
OmniAmerican Bancorp Inc.[a,b]	80,434	2,033,371
Oriental Financial Group Inc.	329,560	5,111,476
Pacific Continental Corp.	134,584	1,503,303
Pacific Mercantile Bancorp[a,b]	78,949	461,852
PacWest Bancorp	218,255	6,353,403
Park National Corp.	81,545	5,691,026
Park Sterling Corp.[a,b]	323,857	1,826,553
Peapack-Gladstone Financial Corp.	65,586	977,887
Penns Woods Bancorp Inc.	25,977	1,064,278
Peoples Bancorp Inc.	76,393	1,710,439
Pinnacle Financial Partners Inc.[a,b]	248,874	5,813,697
Preferred Bank[a,b]	86,718	1,368,410
PrivateBancorp Inc.	464,546	8,784,565
Prosperity Bancshares Inc.	342,478	16,230,032
Renasant Corp.	182,305	4,079,986
Republic Bancorp Inc. Class A	73,614	1,666,621
S&T Bancorp Inc.	209,876	3,891,101
S.Y. Bancorp Inc.	87,286	1,963,935
Sandy Spring Bancorp Inc.	175,016	3,517,822
SCBT Financial Corp.	119,594	6,027,538
Seacoast Banking Corp. of Florida[a]	544,474	1,137,951
Sierra Bancorp	89,540	1,177,451
Simmons First National Corp. Class A	123,591	3,129,324
Southside Bancshares Inc.	127,754	2,684,112
Southwest Bancorp Inc.[a]	139,021	1,746,104
State Bank Financial Corp.[b]	230,318	3,770,306
Stellar One Corp.	166,113	2,682,725
Sterling Bancorp	222,718	2,262,815
Sterling Financial Corp.	194,664	4,222,262
Suffolk Bancorp[a]	72,022	1,025,593
Sun Bancorp Inc. (New Jersey)[a,b]	295,086	1,006,243
Susquehanna Bancshares Inc.	1,355,870	16,853,464
Taylor Capital Group Inc.[a]	120,325	1,923,997
Texas Capital Bancshares Inc.[a,b]	37,186	1,504,174
Tompkins Financial Corp.	80,925	3,421,509
TowneBank	193,610	2,898,342
TriCo Bancshares	114,751	1,962,242
TrustCo Bank Corp. NY	679,720	3,792,838
Trustmark Corp.	483,598	12,094,786
UMB Financial Corp.	232,974	11,432,034
Umpqua Holdings Corp.	807,443	10,706,694

Security	Shares	Value

Union First Market Bankshares Corp.	145,953	$2,854,841
United Bankshares Inc.	287,765	7,657,427
United Community Banks Inc.[a]	297,961	3,378,878
Univest Corp. of Pennsylvania	120,772	2,103,848
ViewPoint Financial Group	241,413	4,854,815
Virginia Commerce Bancorp Inc.[a]	196,408	2,759,532
Walker & Dunlop Inc.[a,b]	79,858	1,435,048
Washington Banking Co.	110,124	1,535,129
Washington Trust Bancorp Inc.	104,008	2,847,739
Webster Financial Corp.	520,615	12,630,120
WesBanco Inc.	183,272	4,389,364
West Bancorporation Inc.	115,677	1,284,015
West Coast Bancorp	140,099	3,401,604
Westamerica Bancorp	89,443	4,054,451
Western Alliance Bancorp[a,b]	525,504	7,272,975
Wilshire Bancorp Inc.[a,b]	444,038	3,010,578
Wintrust Financial Corp.	262,060	9,706,702

		600,239,355
BEVERAGES — 0.02%
Central European Distribution Corp.[a,b]	492,512	164,991
Craft Brew Alliance Inc.[a,b]	44,449	330,701
Farmer Bros. Co.[a,b]	47,331	695,766

		1,191,458
BIOTECHNOLOGY — 0.60%
Agenus Inc.[a,b]	66,172	257,409
AMAG Pharmaceuticals Inc.[a]	32,671	779,203
Arena Pharmaceuticals Inc.[a,b]	182,081	1,494,885
Astex Pharmaceuticals Inc.[a]	667,582	2,977,416
Cambrex Corp.[a]	99,868	1,277,312
Curis Inc.[a,b]	133,546	438,031
Dynavax Technologies Corp.[a,b]	150,809	334,796
Emergent BioSolutions Inc.[a,b]	146,615	2,049,678
Enzon Pharmaceuticals Inc.	281,119	1,068,252
Geron Corp.[a,b]	971,227	1,039,213
GTx Inc.[a,b]	31,482	130,650
Harvard Bioscience Inc.[a,b]	170,820	965,133
ImmunoGen Inc.[a,b]	134,711	2,163,459
Intercept Pharmaceuticals Inc.[a,b]	6,734	251,852
InterMune Inc.[a,b]	262,271	2,373,552
Kythera Biopharmaceuticals Inc.[a,b]	7,197	175,319
Lexicon Pharmaceuticals Inc.[a,b]	876,676	1,911,154
Maxygen Inc.	205,230	494,604
Momenta Pharmaceuticals Inc.[a]	208,985	2,787,860
NPS Pharmaceuticals Inc.[a,b]	205,520	2,094,249

78	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

Pacific Biosciences of California Inc.[a,b]	274,552	$683,634
PDL BioPharma Inc.[b]	140,788	1,029,160
Repligen Corp.[a,b]	23,312	161,086
RTI Biologics Inc.[a]	375,171	1,478,174
Sequenom Inc.[a,b]	201,888	837,835
Transcept Pharmaceuticals Inc.[a,b]	82,497	395,161
Vical Inc.[a,b]	48,865	194,483
XOMA Corp.[a,b]	56,952	198,762

		30,042,322
BUILDING MATERIALS — 1.48%
American DG Energy Inc.[a,b]	18,794	39,467
Apogee Enterprises Inc.	204,684	5,925,602
Boise Cascade Co.[a]	58,122	1,972,661
Comfort Systems USA Inc.	194,367	2,738,631
Drew Industries Inc.	72,799	2,643,332
Gibraltar Industries Inc.[a]	220,316	4,020,767
Griffon Corp.	328,055	3,910,416
Louisiana-Pacific Corp.[a]	992,630	21,440,808
LSI Industries Inc.	143,244	999,843
NCI Building Systems Inc.[a,b]	130,931	2,274,271
PGT Inc.[a,b]	73,609	505,694
Quanex Building Products Corp.	263,369	4,240,241
Simpson Manufacturing Co. Inc.	259,156	7,932,765
Texas Industries Inc.[a,b]	162,935	10,282,828
Universal Forest Products Inc.	141,860	5,647,446

		74,574,772
CHEMICALS — 1.71%
A. Schulman Inc.	212,477	6,705,774
Aceto Corp.	152,150	1,684,300
Axiall Corp.	90,261	5,610,624
Chemtura Corp.[a]	216,993	4,689,219
Codexis Inc.[a]	178,023	425,475
Ferro Corp.[a]	626,188	4,226,769
Innospec Inc.	145,384	6,437,604
Kraton Performance Polymers Inc.[a]	231,902	5,426,507
Landec Corp.[a,b]	137,079	1,983,533
Minerals Technologies Inc.	256,159	10,633,160
Oil-Dri Corp. of America	37,256	1,014,481
Olin Corp.	179,873	4,536,397
OM Group Inc.[a]	232,647	5,462,552
PolyOne Corp.	208,489	5,089,216
Quaker Chemical Corp.	67,218	3,967,206
Sensient Technologies Corp.	360,291	14,083,775
Stepan Co.	6,908	435,895

Security	Shares	Value

Zep Inc.	96,000	$1,440,960
Zoltek Companies Inc.[a,b]	196,941	2,353,445

		86,206,892
COAL — 0.40%
Arch Coal Inc.	1,531,372	8,315,350
Cloud Peak Energy Inc.[a,b]	440,387	8,270,468
Hallador Energy Co.	48,498	334,636
SunCoke Energy Inc.[a]	147,301	2,405,425
Westmoreland Coal Co.[a,b]	80,524	914,753

		20,240,632
COMMERCIAL SERVICES — 4.14%
ABM Industries Inc.	387,677	8,621,937
AMN Healthcare Services Inc.[a]	144,367	2,285,330
ARC Document Solutions Inc.[a]	221,801	660,967
Ascent Media Corp. Class Aa,b	102,487	7,629,132
AVEO Pharmaceuticals Inc.[a]	20,729	152,358
Bright Horizons Family Solutions Inc.[a]	32,447	1,096,384
Career Education Corp.[a,b]	381,892	905,084
Carriage Services Inc.	112,790	2,396,788
CBIZ Inc.[a,b]	279,214	1,781,385
CDI Corp.	81,304	1,398,429
Cenveo Inc.[a,b]	398,896	857,626
Consolidated Graphics Inc.[a,b]	54,034	2,112,729
Convergys Corp.	787,693	13,414,412
Corinthian Colleges Inc.[a,b]	546,793	1,148,265
CRA International Inc.[a]	73,962	1,654,530
Cross Country Healthcare Inc.[a]	199,246	1,057,996
Deluxe Corp.	120,233	4,977,646
Education Management Corp.[a,b]	196,849	722,436
Electro Rent Corp.	121,725	2,256,782
Ennis Inc.	192,555	2,901,804
Euronet Worldwide Inc.[a,b]	366,170	9,644,918
ExamWorks Group Inc.[a,b]	169,978	2,944,019
Franklin Covey Co.[a]	30,857	448,352
FTI Consulting Inc.[a,b]	302,930	11,408,344
Great Lakes Dredge & Dock Corp.	374,687	2,521,644
H&E Equipment Services Inc.	90,186	1,839,794
Heidrick & Struggles International Inc.	133,069	1,989,382
Hill International Inc.[a,b]	156,075	466,664
Hudson Global Inc.[a,b]	246,095	969,614
ICF International Inc.[a]	144,522	3,930,998
Intersections Inc.	22,481	211,546
Kelly Services Inc. Class A	193,086	3,606,847

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

Kforce Inc.	19,009	$311,177
Korn/Ferry International[a]	344,050	6,144,733
LifeLock Inc.[a,b]	11,051	106,421
Lincoln Educational Services Corp.	168,744	988,840
Live Nation Entertainment Inc.[a]	1,010,468	12,499,489
Mac-Gray Corp.	75,561	967,181
Matthews International Corp. Class A	107,527	3,751,617
McGrath RentCorp	88,497	2,752,257
MoneyGram International Inc.[a,b]	113,115	2,047,382
Monster Worldwide Inc.[a,b]	874,169	4,432,037
Multi-Color Corp.	91,336	2,355,555
National American University Holdings Inc.	41,236	160,820
Navigant Consulting Inc.[a]	371,533	4,881,944
PDI Inc.[a]	67,699	399,424
Pendrell Corp.[a,b]	1,143,515	1,898,235
Performant Financial Corp.[a,b]	28,655	351,883
PHH Corp.[a,b]	408,722	8,975,535
Providence Service Corp. (The)[a]	72,069	1,332,556
Quad Graphics Inc.[b]	182,015	4,357,439
Rent-A-Center Inc.	428,810	15,840,241
Resources Connection Inc.	308,968	3,923,894
RPX Corp.[a]	12,835	181,102
Sotheby’s	317,273	11,869,183
Stewart Enterprises Inc. Class A	540,149	5,017,984
Swisher Hygiene Inc.[a,b]	831,326	1,072,411
TeleTech Holdings Inc.[a,b]	156,504	3,319,450
TMS International Corp.[a,b]	47,835	631,422
Tree.com Inc.	17,792	328,974
TrueBlue Inc.[a]	77,096	1,629,809
Universal Technical Institute Inc.	60,695	766,578
Valassis Communications Inc.	112,132	3,349,383
Viad Corp.	146,049	4,039,715
Xoom Corp.[a]	5,191	118,562

		208,817,375
COMPUTERS — 1.25%
Agilysys Inc.[a]	108,241	1,075,915
CACI International Inc. Class Aa,b	150,297	8,697,687
CIBER Inc.[a,b]	520,146	2,444,686
Computer Task Group Inc.[b]	26,632	569,658
Echelon Corp.[a,b]	131,146	319,996
Electronics For Imaging Inc.[a]	308,416	7,821,430
FleetMatics Group PLC[a]	18,027	437,155
Imation Corp.[a,b]	228,156	871,556

Security	Shares	Value

Immersion Corp.[a,b]	13,278	$155,884
Insight Enterprises Inc.[a,b]	320,163	6,601,761
j2 Global Inc.	56,853	2,229,206
KEY Tronic Corp.[a,b]	63,773	730,839
Keyw Holding Corp. (The)[a,b]	104,146	1,679,875
Mattersight Corp.[a,b]	4,997	21,437
Mentor Graphics Corp.	307,918	5,557,920
Mercury Systems Inc.[a,b]	230,018	1,695,233
OCZ Technology Group Inc.[a,b]	487,951	878,312
Qualys Inc.[a,b]	17,509	216,061
Quantum Corp.[a,b]	1,563,660	2,001,485
RadiSys Corp.[a,b]	169,104	831,992
RealD Inc.[a,b]	39,313	511,069
Silicon Graphics International Corp.[a,b]	219,159	3,013,436
Spansion Inc. Class Aa,b	344,688	4,436,135
STEC Inc.[a,b]	247,603	1,094,405
Super Micro Computer Inc.[a,b]	22,713	256,430
Sykes Enterprises Inc.[a]	278,560	4,445,818
Unisys Corp.[a,b]	155,695	3,542,061
Vocera Communications Inc.[a,b]	30,752	707,296

		62,844,738
COSMETICS & PERSONAL CARE — 0.08%
Elizabeth Arden Inc.[a,b]	27,319	1,099,590
Inter Parfums Inc.	34,299	837,925
Revlon Inc. Class Aa,b	83,548	1,868,133

		3,805,648
DISTRIBUTION & WHOLESALE — 0.48%
BlueLinx Holdings Inc.[a,b]	198,361	565,329
Core-Mark Holding Co. Inc.	68,917	3,536,131
Houston Wire & Cable Co.	84,531	1,094,677
Owens & Minor Inc.	65,838	2,143,685
Rentrak Corp.[a,b]	27,896	613,154
ScanSource Inc.[a]	198,856	5,611,716
United Stationers Inc.	276,777	10,697,431

		24,262,123
DIVERSIFIED FINANCIAL SERVICES — 2.75%
Aircastle Ltd.	399,685	5,467,691
Arlington Asset Investment Corp. Class A	103,558	2,672,832
Artio Global Investors Inc. Class A	228,261	620,870
Asset Acceptance Capital Corp.[a,b]	117,264	790,359
Asta Funding Inc.	71,197	683,491
Calamos Asset Management Inc. Class A	136,408	1,605,522

80	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

California First National Bancorp[b]	16,922	$292,581
CIFC Corp.[a,b]	47,857	393,863
Cowen Group Inc. Class Aa	623,907	1,759,418
DFC Global Corp.[a]	70,086	1,166,231
Doral Financial Corp.[a]	949,343	669,002
Duff & Phelps Corp. Class A	162,002	2,512,651
Encore Capital Group Inc.[a]	30,906	930,271
Evercore Partners Inc. Class A	187,566	7,802,746
FBR & Co.[a]	66,622	1,261,154
Federal Agricultural Mortgage Corp. Class C NVS	73,387	2,259,586
First Marblehead Corp. (The)[a,b]	432,239	436,561
FXCM Inc. Class Ab	172,272	2,356,681
GAIN Capital Holdings Inc.	109,987	490,542
GFI Group Inc.	507,087	1,693,671
Home Loan Servicing Solutions Ltd.[b]	381,461	8,899,485
Horizon Technology Finance Corp.	57,217	835,940
INTL FCStone Inc.[a,b]	99,044	1,724,356
Investment Technology Group Inc.[a]	279,733	3,088,252
JMP Group Inc.	118,364	817,895
Knight Capital Group Inc. Class Aa	1,314,032	4,888,199
Manning & Napier Inc.	100,337	1,659,574
Marlin Business Services Corp.	60,246	1,397,105
Medley Capital Corp.	207,137	3,283,121
MicroFinancial Inc.	39,643	334,191
National Financial Partners Corp.[a]	291,898	6,547,272
Nelnet Inc. Class A	171,750	5,805,150
NewStar Financial Inc.[a,b]	188,133	2,489,000
Nicholas Financial Inc.	73,538	1,081,009
Ocwen Financial Corp.[a]	729,415	27,659,417
Oppenheimer Holdings Inc. Class A	76,045	1,480,596
Piper Jaffray Companies Inc.[a,b]	108,621	3,725,700
Pzena Investment Management Inc. Class A	24,408	158,652
SeaCube Container Leasing Ltd.	67,155	1,541,879
Stifel Financial Corp.[a,b]	251,009	8,702,482
SWS Group Inc.[a]	215,675	1,304,834
Teton Advisors Inc. Class Bb	653	12,244
Virtus Investment Partners Inc.[a]	20,744	3,864,192
WageWorks Inc.[a]	18,669	467,285
Walter Investment Management Corp.[a]	257,806	9,603,274
WhiteHorse Finance Inc.	39,328	622,562
ZAIS Financial Corp.[a]	33,162	684,132

		138,543,521

Security	Shares	Value

ELECTRIC — 3.98%
ALLETE Inc.	275,269	$13,493,686
Ameresco Inc. Class Aa,b	35,746	264,520
Atlantic Power Corp.	780,347	3,847,111
Avista Corp.	423,421	11,601,735
Black Hills Corp.	318,194	14,013,264
CH Energy Group Inc.	107,594	7,035,572
Cleco Corp.	439,723	20,680,173
El Paso Electric Co.	288,895	9,721,317
Empire District Electric Co. (The)	304,116	6,812,198
EnerNOC Inc.[a,b]	112,385	1,952,127
Genie Energy Ltd. Class B	111,874	1,035,953
IDACORP Inc.	361,700	17,459,259
MGE Energy Inc.	166,779	9,246,228
NorthWestern Corp.	262,590	10,466,837
Ormat Technologies Inc.[b]	94,317	1,947,646
Otter Tail Corp.	244,990	7,628,989
Pike Electric Corp.	121,792	1,733,100
PNM Resources Inc.	574,856	13,388,396
Portland General Electric Co.	544,966	16,528,819
UIL Holdings Corp.	365,547	14,472,006
Unitil Corp.	101,440	2,853,507
UNS Energy Corp.	290,558	14,219,909

		200,402,352
ELECTRICAL COMPONENTS & EQUIPMENT — 0.69%
Advanced Energy Industries Inc.[a,b]	285,489	5,224,449
American Superconductor Corp.[a,b]	259,605	690,550
Belden Inc.	35,560	1,836,674
Encore Wire Corp.	118,412	4,146,788
EnerSys Inc.[a]	220,040	10,029,423
Generac Holdings Inc.	96,353	3,405,115
Insteel Industries Inc.	123,481	2,015,210
Littelfuse Inc.	15,265	1,035,730
Powell Industries Inc.[a]	36,278	1,907,135
Power-One Inc.[a,b]	491,515	2,039,787
SunPower Corp.[a,b]	151,863	1,752,499
Vicor Corp.[a]	119,128	592,066

		34,675,426
ELECTRONICS — 2.31%
American Science and Engineering Inc.	48,778	2,974,970
Bel Fuse Inc. Class B	75,475	1,178,165
Benchmark Electronics Inc.[a]	415,887	7,494,284
Brady Corp. Class A	353,957	11,868,178

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

Checkpoint Systems Inc.[a]	291,639	$3,808,805
Coherent Inc.	120,946	6,862,476
CTS Corp.	245,239	2,560,295
Cymer Inc.[a,b]	154,514	14,848,795
Daktronics Inc.	194,666	2,043,993
Electro Scientific Industries Inc.	169,835	1,876,677
ESCO Technologies Inc.	130,631	5,337,583
FEI Co.	17,104	1,104,063
GSI Group Inc.[a,b]	197,309	1,683,046
II-VI Inc.[a]	57,504	979,868
Kemet Corp.[a,b]	319,990	1,999,937
Measurement Specialties Inc.[a]	13,118	521,703
Methode Electronics Inc.	266,917	3,437,891
Multi-Fineline Electronix Inc.[a,b]	51,393	792,994
Newport Corp.[a]	277,738	4,699,327
Park Electrochemical Corp.	151,126	3,829,533
Plexus Corp.[a]	143,217	3,481,605
Rofin-Sinar Technologies Inc.[a,b]	204,654	5,544,077
Rogers Corp.[a,b]	67,368	3,208,064
Sanmina Corp.[a,b]	585,964	6,656,551
Stoneridge Inc.[a,b]	206,774	1,577,686
Sypris Solutions Inc.	26,475	110,665
TTM Technologies Inc.[a]	386,440	2,936,944
Viasystems Group Inc.[a,b]	28,515	371,836
Vishay Precision Group Inc.[a,b]	90,972	1,336,379
Watts Water Technologies Inc. Class A	202,669	9,726,085
Zygo Corp.[a,b]	97,448	1,443,205

		116,295,680
ENERGY — ALTERNATE SOURCES — 0.15%
Amyris Inc.[a,b]	223,631	688,783
Enphase Energy Inc.[a,b]	12,902	79,992
FuelCell Energy Inc.[a,b]	830,021	783,374
FutureFuel Corp.	136,477	1,658,196
Gevo Inc.[a,b]	13,642	30,558
Green Plains Renewable Energy Inc.[a,b]	177,864	2,034,764
Renewable Energy Group Inc.[a,b]	40,704	313,014
REX American Resources Corp.[a]	37,348	826,138
Solarcity Corp.[a]	49,465	933,899

		7,348,718
ENGINEERING & CONSTRUCTION — 1.02%
Aegion Corp.[a,b]	242,378	5,611,051
Argan Inc.	56,888	848,200
Dycom Industries Inc.[a]	31,644	623,071

Security	Shares	Value

EMCOR Group Inc.	481,731	$20,420,577
Granite Construction Inc.	278,849	8,878,552
Layne Christensen Co.[a,b]	142,682	3,050,541
Michael Baker Corp.	63,851	1,564,350
MYR Group Inc.[a]	64,804	1,591,586
Orion Marine Group Inc.[a]	193,663	1,925,010
Sterling Construction Co. Inc.[a,b]	108,409	1,180,574
Tutor Perini Corp.[a,b]	258,499	4,989,031
VSE Corp.	30,470	761,445

		51,443,988
ENTERTAINMENT — 0.96%
Bluegreen Corp.[a,b]	106,072	1,043,749
Carmike Cinemas Inc.[a]	85,107	1,542,139
Churchill Downs Inc.	63,397	4,440,326
International Speedway Corp. Class A	199,440	6,517,699
Isle of Capri Casinos Inc.[a,b]	155,008	975,000
Marriott Vacations Worldwide Corp.[a]	191,874	8,233,313
National CineMedia Inc.	270,676	4,271,267
Pinnacle Entertainment Inc.[a,b]	396,050	5,790,251
Reading International Inc. Class Aa,b	123,706	692,754
Scientific Games Corp. Class Aa	324,880	2,842,700
Speedway Motorsports Inc.	85,657	1,540,969
Vail Resorts Inc.	168,400	10,494,688

		48,384,855
ENVIRONMENTAL CONTROL — 0.50%
Calgon Carbon Corp.[a,b]	61,183	1,107,412
Casella Waste Systems Inc. Class Aa,b	255,694	1,117,383
CECO Environmental Corp.	8,715	112,685
Darling International Inc.[a]	590,693	10,608,846
Energy Recovery Inc.[a,b]	322,030	1,191,511
EnergySolutions Inc.[a]	423,924	1,589,715
Heckmann Corp.[a,b]	945,421	4,055,856
Met-Pro Corp.	100,563	1,038,816
Metalico Inc.[a,b]	296,601	480,493
Tetra Tech Inc.[a]	84,241	2,568,508
TRC Companies Inc.[a]	17,844	115,094
US Ecology Inc.	50,494	1,340,616

		25,326,935
FOOD — 1.30%
Annie’s Inc.[a,b]	10,947	418,832
Arden Group Inc. Class A	2,709	273,853
Boulder Brands Inc.[a,b]	423,610	3,804,018
Cal-Maine Foods Inc.	14,857	632,314

82	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

Chiquita Brands International Inc.[a,b]	333,145	$2,585,205
Diamond Foods Inc.[a,b]	160,116	2,699,556
Dole Food Co. Inc.[a,b]	259,692	2,830,643
Fresh Del Monte Produce Inc.[b]	274,928	7,417,557
Harris Teeter Supermarkets Inc.	272,919	11,656,370
Ingles Markets Inc. Class A	90,145	1,936,315
John B. Sanfilippo & Son Inc.	58,770	1,174,225
Nash-Finch Co.	90,495	1,771,892
Pilgrim’s Pride Corp.[a]	86,718	796,938
Post Holdings Inc.[a]	56,268	2,415,585
Seaboard Corp.	2,237	6,263,578
Seneca Foods Corp. Class Aa,b	60,323	1,991,865
Snyders-Lance Inc.	36,233	915,246
Spartan Stores Inc.	156,805	2,751,928
SUPERVALU Inc.[b]	365,959	1,844,433
Tootsie Roll Industries Inc.	11,297	337,882
TreeHouse Foods Inc.[a]	84,197	5,485,435
Village Super Market Inc. Class A	60,547	2,039,828
Weis Markets Inc.	80,962	3,295,153

		65,338,651
FOREST PRODUCTS & PAPER — 0.78%
Boise Inc.	723,305	6,263,821
Buckeye Technologies Inc.	118,054	3,535,717
Clearwater Paper Corp.[a]	33,691	1,775,179
KapStone Paper and Packaging Corp.	291,452	8,102,366
Neenah Paper Inc.	44,111	1,356,854
Orchids Paper Products Co.	22,339	521,169
P.H. Glatfelter Co.	255,732	5,979,014
Resolute Forest Products Inc.[a,b]	584,511	9,457,388
Schweitzer-Mauduit International Inc.	58,126	2,251,220
Wausau Paper Corp.	16,998	183,239

		39,425,967
GAS — 1.82%
Chesapeake Utilities Corp.	69,531	3,410,496
Delta Natural Gas Co. Inc.	50,214	1,097,678
Laclede Group Inc. (The)	162,115	6,922,310
New Jersey Resources Corp.	299,879	13,449,573
Northwest Natural Gas Co.	193,364	8,473,210
Piedmont Natural Gas Co.	499,179	16,413,006
South Jersey Industries Inc.	171,545	9,536,187
Southwest Gas Corp.	332,811	15,795,210
WGL Holdings Inc.	371,955	16,403,215

		91,500,885

Security	Shares	Value

HAND & MACHINE TOOLS — 0.04%
Franklin Electric Co. Inc.	18,231	$612,015
Hardinge Inc.	86,312	1,176,432

		1,788,447
HEALTH CARE — PRODUCTS — 1.47%
Affymetrix Inc.[a,b]	505,700	2,386,904
Alphatec Holdings Inc.[a,b]	405,262	855,103
AngioDynamics Inc.[a,b]	181,234	2,071,505
ArthroCare Corp.[a]	35,301	1,227,063
Cerus Corp.[a,b]	44,459	196,509
Chindex International Inc.[a,b]	85,433	1,173,849
CONMED Corp.	203,968	6,947,150
CryoLife Inc.	203,637	1,223,858
Cynosure Inc. Class Aa,b	44,524	1,165,193
Exactech Inc.[a,b]	48,921	1,012,175
Globus Medical Inc. Class Aa,b	18,951	278,201
Greatbatch Inc.[a,b]	171,105	5,110,906
Hanger Inc.[a,b]	246,127	7,760,384
ICU Medical Inc.[a,b]	8,458	498,599
Integra LifeSciences Holdings Corp.[a,b]	59,647	2,326,829
Invacare Corp.	228,229	2,978,388
LipoScience Inc.[a]	11,711	123,083
Merge Healthcare Inc.[a,b]	101,134	292,277
Merit Medical Systems Inc.[a]	286,861	3,516,916
Natus Medical Inc.[a]	84,300	1,132,992
NuVasive Inc.[a]	235,145	5,010,940
Orthofix International NVa	27,664	992,308
Palomar Medical Technologies Inc.[a,b]	138,546	1,868,986
PhotoMedex Inc.[a]	15,210	244,729
Rochester Medical Corp.[a]	9,853	144,051
Rockwell Medical Technologies Inc.[a,b]	8,012	31,728
Solta Medical Inc.[a,b]	500,027	1,100,059
Steris Corp.	109,757	4,566,989
SurModics Inc.[a]	72,026	1,962,709
Symmetry Medical Inc.[a]	186,441	2,134,749
Tornier NVa,b	34,106	642,898
West Pharmaceutical Services Inc.	88,118	5,722,383
Wright Medical Group Inc.[a,b]	292,279	6,959,163
Zeltiq Aesthetics Inc.[a,b]	74,567	284,846

		73,944,422
HEALTH CARE — SERVICES — 1.28%
Almost Family Inc.	60,988	1,245,985
Amedisys Inc.[a,b]	218,171	2,426,062

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

AmSurg Corp.[a]	152,575	$5,132,623
Assisted Living Concepts Inc. Class A	136,653	1,624,804
Capital Senior Living Corp.[a]	28,625	756,559
Ensign Group Inc. (The)	46,232	1,544,149
Five Star Quality Care Inc.[a,b]	298,551	1,997,306
Gentiva Health Services Inc.[a,b]	220,593	2,386,816
HealthSouth Corp.[a]	107,081	2,823,726
Healthways Inc.[a,b]	240,509	2,946,235
Kindred Healthcare Inc.[a,b]	384,408	4,047,816
LHC Group Inc.[a,b]	101,338	2,177,754
Magellan Health Services Inc.[a]	186,828	8,887,408
Molina Healthcare Inc.[a]	197,789	6,105,746
National Healthcare Corp.	76,543	3,499,546
Select Medical Holdings Corp.	249,539	2,245,851
Skilled Healthcare Group Inc. Class Aa,b	10,635	69,872
Triple-S Management Corp. Class Ba,b	140,132	2,441,099
Universal American Corp.[b]	268,156	2,233,739
Vanguard Health Systems Inc.[a]	32,145	477,996
WellCare Health Plans Inc.[a]	160,738	9,316,375

		64,387,467
HOLDING COMPANIES — DIVERSIFIED — 2.05%
Apollo Investment Corp.	1,464,190	12,240,628
BlackRock Kelso Capital Corp.[c]	529,264	5,292,640
Capital Southwest Corp.	21,929	2,521,835
Fifth Street Finance Corp.	758,679	8,360,643
Gladstone Capital Corp.	155,219	1,428,015
Gladstone Investment Corp.	189,714	1,386,809
Golub Capital BDC Inc.	134,918	2,227,496
Harbinger Group Inc.[a,b]	298,477	2,465,420
Horizon Pharma Inc.[a]	112,177	304,000
KCAP Financial Inc.[b]	185,125	1,993,796
Main Street Capital Corp.	202,746	6,506,119
MCG Capital Corp.	526,953	2,518,835
Medallion Financial Corp.	127,740	1,688,723
MVC Capital Inc.	176,462	2,264,007
National Bank Holdings Corp. Class A	52,760	965,508
New Mountain Finance Corp.	179,630	2,626,191
NGP Capital Resources Co.	159,920	1,137,031
OFS Capital Corp.	39,749	556,486
PennantPark Investment Corp.	470,225	5,308,840
Primoris Services Corp.	157,403	3,480,180
Prospect Capital Corp.	1,446,127	15,777,246
Resource America Inc. Class A	88,949	885,932

Security	Shares	Value

Solar Capital Ltd.	322,632	$7,578,626
Solar Senior Capital Ltd.	84,038	1,613,530
Stellus Capital Investment Corp.	52,454	777,368
TCP Capital Corp.	42,531	678,795
THL Credit Inc.	109,407	1,638,917
TICC Capital Corp.	375,512	3,732,589
Triangle Capital Corp.	195,950	5,484,641

		103,440,846
HOME BUILDERS — 1.20%
Beazer Homes USA Inc.[a,b]	175,268	2,776,245
Cavco Industries Inc.[a,b]	5,037	239,610
Hovnanian Enterprises Inc. Class Aa,b	743,176	4,288,126
KB Home	592,631	12,901,577
M.D.C. Holdings Inc.	275,940	10,113,201
M/I Homes Inc.[a,b]	174,352	4,262,906
Meritage Homes Corp.[a,b]	167,294	7,839,397
Ryland Group Inc. (The)	136,445	5,678,841
Standard-Pacific Corp.[a]	834,279	7,208,171
TRI Pointe Homes Inc.[a]	101,609	2,047,421
Winnebago Industries Inc.[a,b]	151,269	3,122,192

		60,477,687
HOME FURNISHINGS — 0.45%
American Woodmark Corp.[a]	57,830	1,967,955
Bassett Furniture Industries Inc.	83,203	1,327,920
Ethan Allen Interiors Inc.	24,273	799,067
Flexsteel Industries	33,307	824,015
Hooker Furniture Corp.[b]	79,724	1,270,801
Kimball International Inc. Class B	239,134	2,166,554
La-Z-Boy Inc.	263,603	4,974,189
TiVo Inc.[a,b]	447,755	5,547,684
Universal Electronics Inc.[a]	107,361	2,496,143
VOXX International Corp.[a,b]	134,746	1,443,130

		22,817,458
HOUSEHOLD PRODUCTS & WARES — 0.47%
A.T. Cross Co. Class Aa	4,371	60,189
ACCO Brands Corp.[a,b]	445,598	2,976,595
American Greetings Corp. Class A	214,258	3,449,554
Central Garden & Pet Co. Class Aa	241,653	1,986,388
CSS Industries Inc.	69,293	1,799,539
Helen of Troy Ltd.[a]	228,723	8,773,814
Prestige Brands Holdings Inc.[a]	122,961	3,158,868
Spectrum Brands Holdings Inc.	26,307	1,488,713

		23,693,660

84	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

HOUSEWARES — 0.02%
Lifetime Brands Inc.	71,556	$816,454

		816,454
INSURANCE — 4.86%
Alterra Capital Holdings Ltd.	618,802	19,492,263
American Equity Investment Life Holding Co.[b]	457,490	6,812,026
American Safety Insurance Holdings Ltd.[a,b]	60,450	1,508,832
Amerisafe Inc.	131,337	4,667,717
AmTrust Financial Services Inc.	163,610	5,669,086
Argo Group International Holdings Ltd.	186,078	7,699,908
Baldwin & Lyons Inc. Class B	65,000	1,546,350
Citizens Inc.[a,b]	281,767	2,364,025
CNO Financial Group Inc.	1,451,683	16,621,770
Crawford & Co. Class B	186,236	1,413,531
Donegal Group Inc. Class A	54,043	825,237
Eastern Insurance Holdings Inc.	49,079	920,722
EMC Insurance Group Inc.	32,899	866,231
Employers Holdings Inc.	168,587	3,953,365
Enstar Group Ltd.[a,b]	60,837	7,561,431
FBL Financial Group Inc. Class A	70,060	2,722,532
First American Financial Corp.	696,499	17,809,479
Fortegra Financial Corp.[a,b]	49,606	434,549
Global Indemnity PLC[a]	74,744	1,734,061
Greenlight Capital Re Ltd. Class Aa,b	147,395	3,603,808
Hallmark Financial Services Inc.[a,b]	98,539	886,851
Health Insurance Innovations Inc.[a]	32,007	482,986
Hilltop Holdings Inc.[a,b]	285,648	3,853,391
Homeowners Choice Inc.	48,662	1,326,039
Horace Mann Educators Corp.	285,325	5,949,026
Independence Holding Co.	60,531	616,206
Infinity Property and Casualty Corp.	86,072	4,837,246
Investors Title Co.	9,201	635,513
Kansas City Life Insurance Co.	30,436	1,190,961
Maiden Holdings Ltd.	363,712	3,851,710
Meadowbrook Insurance Group Inc.	339,046	2,390,274
MGIC Investment Corp.[a]	2,275,269	11,262,581
Montpelier Re Holdings Ltd.[b]	298,777	7,783,141
National Interstate Corp.	46,051	1,380,609
National Western Life Insurance Co. Class A	15,763	2,774,288

Security	Shares	Value

Navigators Group Inc. (The)[a]	41,269	$2,424,554
OneBeacon Insurance Group Ltd. Class A	167,191	2,260,422
Phoenix Companies Inc. (The)[a,b]	42,532	1,308,710
Platinum Underwriters Holdings Ltd.[b]	236,584	13,203,753
Primerica Inc.	319,714	10,480,225
Radian Group Inc.[b]	1,247,922	13,365,245
RLI Corp.	153,056	10,997,074
Safety Insurance Group Inc.	90,715	4,458,642
Selective Insurance Group Inc.	395,450	9,494,754
State Auto Financial Corp.	92,471	1,610,845
Stewart Information Services Corp.	144,078	3,669,667
Symetra Financial Corp.	560,862	7,521,159
Tower Group International Ltd.[b]	131,420	2,424,699
United Fire Group Inc.	148,161	3,773,661
Universal Insurance Holdings Inc.	120,484	584,347

		245,025,502
INTERNET — 1.21%
1-800-FLOWERS.COM Inc.[a]	181,944	904,262
Bankrate Inc.[a,b]	41,258	492,621
Bazaarvoice Inc.[a,b]	3,951	28,921
Blucora Inc.[a,b]	246,525	3,816,207
Brightcove Inc.[a,b]	2,596	16,121
CyrusOne Inc.	111,378	2,543,873
Dealertrack Technologies Inc.[a,b]	33,599	987,139
Envivio Inc.[a,b]	41,787	71,038
ePlus Inc.	29,264	1,352,289
Global Sources Ltd.[a,b]	118,697	897,349
ICG Group Inc.[a,b]	251,632	3,140,367
Internap Network Services Corp.[a,b]	185,496	1,734,388
IntraLinks Holdings Inc.[a]	257,624	1,638,489
iPass Inc.[a,b]	29,011	57,442
Kayak Software Corp.[a,b]	6,863	274,245
Keynote Systems Inc.	115,346	1,610,230
Limelight Networks Inc.[a,b]	444,150	914,949
magicJack VocalTec Ltd.[a,b]	31,280	437,920
MeetMe Inc.[a,b]	107,673	245,494
ModusLink Global Solutions Inc.[a]	291,942	963,409
PCTEL Inc.	136,496	969,122
Perficient Inc.[a]	54,239	632,427
QuinStreet Inc.[a,b]	234,851	1,402,060
RealNetworks Inc.[a]	161,469	1,244,926
Safeguard Scientifics Inc.[a,b]	153,574	2,426,469
Shutterfly Inc.[a,b]	193,268	8,536,648
Shutterstock Inc.[a,b]	37,742	1,697,635

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

Support.com Inc.[a]	108,782	$454,709
Synacor Inc.[a]	3,069	9,176
TechTarget Inc.[a,b]	114,194	558,409
Trulia Inc.[a]	13,993	439,100
United Online Inc.	653,055	3,937,922
Unwired Planet Inc.[a,b]	37,355	82,928
ValueClick Inc.[a]	215,752	6,375,472
Vasco Data Security International Inc.[a,b]	114,669	967,806
WebMD Health Corp.[a,b]	364,908	8,874,563

		60,736,125
IRON & STEEL — 0.22%
AK Steel Holding Corp.[b]	812,735	2,690,153
Metals USA Holdings Corp.	64,834	1,338,822
Schnitzer Steel Industries Inc. Class A	180,981	4,824,953
Shiloh Industries Inc.	43,209	465,361
Universal Stainless & Alloy Products Inc.[a,b]	50,456	1,834,076

		11,153,365
LEISURE TIME — 0.33%
Black Diamond Inc.[a,b]	154,935	1,411,458
Callaway Golf Co.	467,251	3,093,202
Johnson Outdoors Inc. Class Aa,b	41,907	999,063
Life Time Fitness Inc.[a]	23,507	1,005,629
Marine Products Corp.	31,869	234,556
WMS Industries Inc.[a]	397,007	10,008,546

		16,752,454
LODGING — 0.36%
Ameristar Casinos Inc.	31,681	830,993
Boyd Gaming Corp.[a,b]	370,365	3,062,919
Caesars Entertainment Corp.[a,b]	29,469	467,378
Marcus Corp.	132,919	1,660,158
Monarch Casino & Resort Inc.[a,b]	65,131	633,725
Morgans Hotel Group Co.[a,b]	88,873	526,128
Orient-Express Hotels Ltd. Class Aa	697,836	6,880,663
Red Lion Hotels Corp.[a,b]	100,995	718,074
Ryman Hospitality Properties Inc.	77,310	3,536,933

		18,316,971
MACHINERY — 1.02%
Alamo Group Inc.	51,181	1,957,673
Albany International Corp. Class A	200,010	5,780,289
Altra Holdings Inc.	88,304	2,403,635
Applied Industrial Technologies Inc.	24,680	1,110,600
Astec Industries Inc.	143,927	5,027,370
Briggs & Stratton Corp.[b]	351,027	8,705,470

Security	Shares	Value

Cascade Corp.	62,254	$4,045,265
Columbus McKinnon Corp.[a]	140,028	2,695,539
ExOne Co. (The)[a]	14,606	489,301
Flow International Corp.[a]	278,791	1,090,073
Gerber Scientific Inc. Escrow[a,d]	173,399	1,734
Global Power Equipment Group Inc.	124,054	2,185,831
Hurco Companies Inc.[a,b]	47,692	1,298,653
Hyster-Yale Materials Handling Inc.	79,129	4,517,475
Intermec Inc.[a]	377,263	3,708,495
Intevac Inc.[a,b]	171,898	811,359
Kadant Inc.[a]	84,184	2,104,600
NACCO Industries Inc. Class A	39,982	2,133,439
Twin Disc Inc.	62,921	1,578,059

		51,644,860
MANUFACTURING — 1.48%
A.O. Smith Corp.	203,773	14,991,580
Actuant Corp. Class A	424,279	12,991,423
American Railcar Industries Inc.	68,099	3,182,947
Barnes Group Inc.	391,458	11,324,880
Chase Corp.	47,496	917,623
EnPro Industries Inc.[a,b]	70,462	3,605,541
Fabrinet[a,b]	157,425	2,299,979
Federal Signal Corp.[a]	403,660	3,285,792
FreightCar America Inc.	84,819	1,850,751
GP Strategies Corp.[a,b]	10,113	241,296
Handy & Harman Ltd.[a,b]	4,905	75,488
LSB Industries Inc.[a]	56,464	1,963,818
Lydall Inc.[a]	122,448	1,879,577
Movado Group Inc.	118,315	3,965,919
NL Industries Inc.	48,673	605,005
Park-Ohio Holdings Corp.[a]	3,833	126,987
PMFG Inc.[a,b]	153,419	946,595
Standex International Corp.	70,153	3,873,849
STR Holdings Inc.[a,b]	223,990	486,058
Tredegar Corp.	174,822	5,146,760
TriMas Corp.[a]	18,903	613,780

		74,375,648
MEDIA — 1.21%
Beasley Broadcast Group Inc. Class A	30,407	179,401
Belo Corp. Class A	428,512	4,212,273
Central European Media Enterprises Ltd. Class Aa,b	264,378	1,115,675
Courier Corp.	70,483	1,015,660
Crown Media Holdings Inc. Class Aa	189,775	389,039

86	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

Cumulus Media Inc. Class Aa,b	451,243	$1,520,689
Daily Journal Corp.[a,b]	7,207	799,977
Demand Media Inc.[a,b]	56,536	487,906
Digital Generation Inc.[a,b]	203,699	1,309,785
Dolan Co. (The)[a]	225,827	539,726
E.W. Scripps Co. (The) Class Aa	214,062	2,575,166
Entercom Communications Corp. Class Aa,b	180,768	1,344,914
Entravision Communications Corp. Class A	375,720	1,198,547
Fisher Communications Inc.[b]	63,965	2,509,987
Journal Communications Inc. Class Aa	292,486	1,965,506
Lin TV Corp. Class Aa,b	218,088	2,396,787
Martha Stewart Living Omnimedia Inc. Class Aa	205,997	543,832
McClatchy Co. (The) Class Aa,b	428,825	1,243,592
Meredith Corp.[b]	261,378	10,000,322
New York Times Co. (The) Class Aa,b	982,774	9,631,185
Nexstar Broadcasting Group Inc.	62,923	1,132,614
Outdoor Channel Holdings Inc.	77,331	689,792
Saga Communications Inc. Class Ab	33,153	1,533,658
Salem Communications Corp. Class A	75,082	595,400
Scholastic Corp.	186,177	4,961,617
Sinclair Broadcast Group Inc. Class A	332,344	6,726,643
Value Line Inc.	1,124	10,588
World Wrestling Entertainment Inc. Class A	16,007	141,182

		60,771,463
METAL FABRICATE & HARDWARE — 1.13%
A.M. Castle & Co.[a,b]	119,082	2,083,935
Ampco-Pittsburgh Corp.	62,847	1,188,437
CIRCOR International Inc.	116,482	4,950,485
Dynamic Materials Corp.	63,275	1,100,985
Eastern Co. (The)	45,901	805,104
Furmanite Corp.[a,b]	275,047	1,840,064
Haynes International Inc.	15,808	874,182
Kaydon Corp.	230,594	5,898,595
L.B. Foster Co. Class A	67,113	2,972,435
Mueller Industries Inc.	120,191	6,404,978
Mueller Water Products Inc. Class A	392,830	2,329,482
NN Inc.[a]	125,751	1,189,604
Northwest Pipe Co.[a,b]	67,150	1,878,857

Security	Shares	Value

Olympic Steel Inc.	67,421	$1,611,362
Rexnord Corp.[a,b]	162,193	3,443,357
RTI International Metals Inc.[a,b]	218,464	6,923,124
Worthington Industries Inc.	377,018	11,680,018

		57,175,004
MINING — 1.24%
AMCOL International Corp.	10,871	328,196
Century Aluminum Co.[a]	369,411	2,859,241
Coeur d’Alene Mines Corp.[a,b]	381,093	7,187,414
General Moly Inc.[a,b]	419,593	927,301
Globe Specialty Metals Inc.	411,388	5,726,521
Golden Minerals Co.[a,b]	240,192	571,657
Golden Star Resources Ltd.[a,b]	1,855,837	2,969,339
Hecla Mining Co.[b]	2,058,392	8,130,648
Horsehead Holding Corp.[a,b]	315,788	3,435,773
Kaiser Aluminum Corp.	139,213	9,000,120
Materion Corp.	134,023	3,819,656
McEwen Mining Inc.[a,b]	1,566,578	4,480,413
Revett Minerals Inc.[a]	188,586	429,976
Stillwater Mining Co.[a,b]	835,320	10,800,688
United States Lime & Minerals Inc.[a,b]	889	47,286
Uranium Energy Corp.[a,b]	332,134	730,695
Vista Gold Corp.[a,b]	427,269	922,901

		62,367,825
OFFICE FURNISHINGS —0.19%
CompX International Inc.	7,367	93,340
HNI Corp.	18,205	646,095
Knoll Inc.	103,344	1,873,627
Steelcase Inc. Class A	472,318	6,957,244

		9,570,306
OIL & GAS — 2.93%
Adams Resources & Energy Inc.	15,575	794,325
Alon USA Energy Inc.	12,773	243,326
Bill Barrett Corp.[a,b]	348,438	7,062,838
Bonanza Creek Energy Inc.[a]	60,217	2,328,591
BPZ Resources Inc.[a,b]	537,596	1,220,343
Callon Petroleum Co.[a,b]	273,150	1,010,655
Carrizo Oil & Gas Inc.[a,b]	40,410	1,041,366
Clayton Williams Energy Inc.[a,b]	38,020	1,662,615
Comstock Resources Inc.[a,b]	345,901	5,620,891
Contango Oil & Gas Co.	7,896	316,551
Crimson Exploration Inc.[a]	155,742	445,422
CVR Energy Inc.	37,655	1,943,751

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

Delek US Holdings Inc.	122,559	$4,836,178
Diamondback Energy Inc.[a,b]	55,589	1,492,009
Emerald Oil Inc.[a,b]	118,553	834,613
Endeavour International Corp.[a,b]	25,725	75,889
Energy XXI (Bermuda) Ltd.	153,544	4,179,468
EPL Oil & Gas Inc.[a]	198,788	5,329,506
Forest Oil Corp.[a,b]	846,966	4,455,041
Gastar Exploration Ltd.[a,b]	436,689	768,573
Gulfport Energy Corp.[a]	365,081	16,731,662
Halcon Resources Corp.[a,b]	102,501	798,483
Harvest Natural Resources Inc.[a,b]	258,452	907,166
Hercules Offshore Inc.[a]	1,143,017	8,481,186
Magnum Hunter Resources Corp.[a,b]	686,186	2,751,606
Matador Resources Co.[a,b]	18,049	159,914
McMoRan Exploration Co.[a,b]	732,205	11,971,552
Midstates Petroleum Co. Inc.[a,b]	96,167	822,228
Miller Energy Resources Inc.[a,b]	227,314	843,335
Parker Drilling Co.[a]	851,858	3,645,952
PDC Energy Inc.[a,b]	215,944	10,704,344
Penn Virginia Corp.	400,819	1,619,309
PetroCorp Inc. Escrow[a,d]	19,086	0
PetroQuest Energy Inc.[a]	400,863	1,779,832
Quicksilver Resources Inc.[a,b]	855,976	1,925,946
Resolute Energy Corp.[a,b]	348,428	4,010,406
Rex Energy Corp.[a,b]	313,487	5,166,266
Stone Energy Corp.[a,b]	356,615	7,756,376
Swift Energy Co.[a,b]	306,949	4,545,915
Synergy Resources Corp.[a,b]	263,766	1,809,435
Triangle Petroleum Corp.[a,b]	316,140	2,086,524
Vantage Drilling Co.[a,b]	1,369,384	2,396,422
W&T Offshore Inc.	234,843	3,334,771
Warren Resources Inc.[a]	423,086	1,358,106
Western Refining Inc.	168,303	5,959,609
ZaZa Energy Corp.[a,b]	99,734	180,518

		147,408,814
OIL & GAS SERVICES — 1.79%
Basic Energy Services Inc.[a,b]	221,843	3,032,594
Bolt Technology Corp.	63,396	1,106,894
C&J Energy Services Inc.[a,b]	221,914	5,081,831
Cal Dive International Inc.[a,b]	709,115	1,276,407
Dawson Geophysical Co.[a,b]	58,488	1,754,640
Edgen Group Inc.[a,b]	83,206	601,579
Exterran Holdings Inc.[a,b]	467,856	12,632,112
Forbes Energy Services Ltd.[a]	109,244	402,018

Security	Shares	Value

Gulf Island Fabrication Inc.	104,289	$2,196,326
Helix Energy Solutions Group Inc.[a]	762,490	17,445,771
Hornbeck Offshore Services Inc.[a,b]	254,799	11,837,962
Key Energy Services Inc.[a,b]	1,089,586	8,803,855
Matrix Service Co.[a]	148,668	2,215,153
Mitcham Industries Inc.[a,b]	34,553	584,637
Natural Gas Services Group Inc.[a,b]	87,882	1,692,607
Newpark Resources Inc.[a,b]	646,498	5,999,501
Pioneer Energy Services Corp.[a]	352,731	2,910,031
Tesco Corp.[a,b]	218,041	2,919,569
TETRA Technologies Inc.[a,b]	556,399	5,708,654
Willbros Group Inc.[a]	212,799	2,089,686

		90,291,827
PACKAGING & CONTAINERS — 0.22%
Berry Plastics Group Inc.[a,b]	127,712	2,432,913
Graphic Packaging Holding Co.[a,b]	1,058,884	7,931,041
UFP Technologies Inc.[a,b]	40,659	800,576

		11,164,530
PHARMACEUTICALS — 0.64%
Allos Therapeutics Inc. Escrow[a,d]	99,924	1
AVANIR Pharmaceuticals Inc. Class Aa,b	78,765	215,816
BioScrip Inc.[a,b]	229,058	2,911,327
Cornerstone Therapeutics Inc.[a,b]	63,927	451,964
Cumberland Pharmaceuticals Inc.[a,b]	39,576	197,089
Cytori Therapeutics Inc.[a,b]	103,020	258,580
Derma Sciences Inc.[a,b]	79,552	960,988
Durata Therapeutics Inc.[a,b]	12,227	110,043
Hi-Tech Pharmacal Co. Inc.	46,344	1,534,450
Hyperion Therapeutics Inc.[a,b]	5,011	129,384
Idenix Pharmaceuticals Inc.[a,b]	76,375	271,895
KaloBios Pharmaceuticals Inc.[a]	12,318	73,908
Lannett Co. Inc.[a,b]	111,046	1,122,675
Natural Grocers by Vitamin Cottage Inc.[a,b]	30,804	694,630
Nature’s Sunshine Products Inc.	32,815	500,101
Nektar Therapeutics[a,b]	238,721	2,625,931
Nutraceutical International Corp.	63,880	1,108,318
Omega Protein Corp.[a]	137,596	1,479,157
PharMerica Corp.[a]	211,843	2,965,802
Regulus Therapeutics Inc.[a,b]	18,407	142,654
Rigel Pharmaceuticals Inc.[a,b]	114,139	775,004
Supernus Pharmaceuticals Inc.[a,b]	32,833	184,521
Targacept Inc.[a,b]	201,239	861,303
TESARO Inc.[a,b]	6,446	141,554

88	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

ViroPharma Inc.[a,b]	475,612	$11,966,398
XenoPort Inc.[a]	43,961	314,321

		31,997,814
PIPELINES — 0.32%
Crosstex Energy Inc.	25,495	491,034
SemGroup Corp. Class Aa	301,665	15,602,114

		16,093,148
REAL ESTATE — 0.30%
AV Homes Inc.[a,b]	72,946	972,370
Consolidated-Tomoka Land Co.	31,709	1,244,578
Forestar Group Inc.[a,b]	248,318	5,428,231
HFF Inc. Class A	35,563	708,771
Kennedy-Wilson Holdings Inc.	355,715	5,517,140
Thomas Properties Group Inc.	237,735	1,219,581

		15,090,671
REAL ESTATE INVESTMENT TRUSTS — 13.70%
AG Mortgage Investment Trust Inc.	193,894	4,938,480
Agree Realty Corp.[b]	96,114	2,893,031
American Assets Trust Inc.	238,449	7,632,753
American Capital Mortgage Investment Corp.	425,552	11,000,519
AmREIT Inc.	24,219	471,302
Anworth Mortgage Asset Corp.[b]	989,589	6,264,098
Apollo Commercial Real Estate Finance Inc.	225,998	3,975,305
Apollo Residential Mortgage Inc.	201,947	4,501,399
Ares Commercial Real Estate Corp.	56,860	962,071
ARMOUR Residential REIT Inc.	2,699,732	17,629,250
Ashford Hospitality Trust Inc.[b]	385,229	4,761,430
Associated Estates Realty Corp.[b]	199,216	3,713,386
Campus Crest Communities Inc.	465,049	6,464,181
CapLease Inc.[b]	542,187	3,453,731
Capstead Mortgage Corp.[b]	711,853	9,125,955
Cedar Realty Trust Inc.	429,618	2,624,966
Chatham Lodging Trust	127,205	2,240,080
Chesapeake Lodging Trust	350,453	8,039,392
Colonial Properties Trust	634,554	14,347,266
Colony Financial Inc.	466,094	10,347,287
CoreSite Realty Corp.	74,087	2,591,563
Cousins Properties Inc.	661,848	7,075,155
CreXus Investment Corp.	482,252	6,278,921
CubeSmart	964,568	15,240,174
CYS Investments Inc.	1,262,656	14,823,581
DCT Industrial Trust Inc.[b]	1,968,929	14,570,075

Security	Shares	Value

DiamondRock Hospitality Co.[b]	1,356,228	$12,626,483
DuPont Fabros Technology Inc.[b]	233,971	5,678,476
Dynex Capital Inc.[b]	395,111	4,219,785
EastGroup Properties Inc.	13,284	773,129
Education Realty Trust Inc.	815,431	8,586,488
Entertainment Properties Trust[b]	337,954	17,590,506
Equity One Inc.[b]	395,829	9,488,021
Excel Trust Inc.	322,875	4,407,244
FelCor Lodging Trust Inc.[a,b]	362,847	2,158,940
First Industrial Realty Trust Inc.	776,064	13,293,976
First Potomac Realty Trust[b]	365,905	5,426,371
Franklin Street Properties Corp.	522,956	7,645,617
GEO Group Inc. (The)	513,348	19,312,152
Getty Realty Corp.[b]	186,160	3,762,294
Gladstone Commercial Corp.[b]	77,831	1,515,370
Glimcher Realty Trust	103,178	1,196,865
Government Properties Income Trust	310,263	7,983,067
Gramercy Capital Corp.[a]	322,765	1,681,606
Gyrodyne Co. of America Inc.	497	36,534
Healthcare Realty Trust Inc.	629,435	17,869,660
Hersha Hospitality Trust	1,240,567	7,244,911
Highwoods Properties Inc.	106,591	4,217,806
Hudson Pacific Properties Inc.	310,433	6,751,918
Inland Real Estate Corp.	301,396	3,041,086
Invesco Mortgage Capital Inc.	963,224	20,603,361
Investors Real Estate Trust[b]	658,254	6,496,967
iStar Financial Inc.[a,b]	606,980	6,610,012
Javelin Mortgage Investment Corp.	43,037	845,677
Kite Realty Group Trust[b]	476,778	3,213,484
LaSalle Hotel Properties	689,004	17,486,922
Lexington Realty Trust[b]	1,102,942	13,014,716
LTC Properties Inc.	170,991	6,964,463
Medical Properties Trust Inc.[b]	1,081,050	17,340,042
Monmouth Real Estate Investment Corp. Class Ab	164,915	1,838,802
New York Mortgage Trust Inc.[b]	360,819	2,720,575
NorthStar Realty Finance Corp.[b]	1,397,244	13,245,873
One Liberty Properties Inc.[b]	82,059	1,782,321
Parkway Properties Inc.	190,937	3,541,881
Pebblebrook Hotel Trust	438,538	11,309,895
Pennsylvania Real Estate Investment Trust	403,685	7,827,452
PennyMac Mortgage Investment Trust[c]	432,461	11,196,415
Potlatch Corp.	108,695	4,984,753

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

PS Business Parks Inc.	22,274	$1,757,864
RAIT Financial Trust	430,899	3,434,265
Ramco-Gershenson Properties Trust[b]	430,342	7,229,746
Redwood Trust Inc.[b]	570,527	13,224,816
Resource Capital Corp.[b]	780,028	5,155,985
Retail Opportunity Investments Corp.[b]	418,284	5,860,159
RLJ Lodging Trust	886,142	20,168,592
Rouse Properties Inc.[b]	158,793	2,874,153
Sabra Healthcare REIT Inc.	267,300	7,754,373
Select Income REIT	84,010	2,222,065
Silver Bay Realty Trust Corp.	194,895	4,034,336
Sovran Self Storage Inc.	18,903	1,219,054
Spirit Realty Capital Inc.	193,921	3,684,499
STAG Industrial Inc.	262,173	5,576,420
Starwood Property Trust Inc.	976,864	27,117,745
Strategic Hotels & Resorts Inc.[a,b]	195,735	1,634,387
Summit Hotel Properties Inc.	402,526	4,214,447
Sunstone Hotel Investors Inc.[a]	1,169,727	14,399,339
Terreno Realty Corp.	139,857	2,514,629
Two Harbors Investment Corp.	2,586,414	32,614,681
UMH Properties Inc.	79,868	820,244
Universal Health Realty Income Trust	31,029	1,790,684
Urstadt Biddle Properties Inc. Class A	43,603	948,801
Washington Real Estate Investment Trust[b]	327,302	9,112,088
Western Asset Mortgage Capital Corp.	136,063	3,162,104
Whitestone REIT Class B	101,112	1,530,836
Winthrop Realty Trust[b]	209,317	2,633,208

		690,186,787
RETAIL — 4.31%
Asbury Automotive Group Inc.[a,b]	23,584	865,297
Barnes & Noble Inc.[a,b]	187,085	3,077,548
bebe stores inc.	246,458	1,027,730
Big 5 Sporting Goods Corp.	118,390	1,848,068
Biglari Holdings Inc.[a,b]	7,844	2,927,302
Bloomin’ Brands Inc.[a]	35,573	635,690
Bob Evans Farms Inc.	181,500	7,735,530
Bon-Ton Stores Inc. (The)[b]	88,040	1,144,520
Brown Shoe Co. Inc.	309,737	4,955,792
Cabela’s Inc.[a]	30,852	1,875,185
Carrols Restaurant Group Inc.[a,b]	34,117	177,067

Security	Shares	Value

Cash America International Inc.	123,585	$6,484,505
Children’s Place Retail Stores Inc. (The)[a,b]	108,325	4,855,127
Chuy’s Holdings Inc.[a]	12,976	422,758
Citi Trends Inc.[a,b]	102,886	1,052,524
Conn’s Inc.[a,b]	110,429	3,964,401
Del Frisco’s Restaurant Group Inc.[a]	11,187	185,704
Denny’s Corp.[a]	153,294	884,506
Destination Maternity Corp.	55,278	1,293,505
Destination XL Group Inc.[a,b]	310,670	1,581,310
Einstein Noah Restaurant Group Inc.	4,532	67,210
EZCORP Inc. Class A NVS[a]	107,026	2,279,654
Fiesta Restaurant Group Inc.[a,b]	11,894	316,024
Fifth & Pacific Companies Inc.[a,b]	816,372	15,413,103
Finish Line Inc. (The) Class A	225,560	4,418,720
Five Below Inc.[a,b]	39,385	1,492,298
Fred’s Inc. Class A	268,075	3,667,266
Frisch’s Restaurants Inc.	23,165	415,580
Group 1 Automotive Inc.	165,415	9,936,479
Haverty Furniture Companies Inc.	138,927	2,856,339
hhgregg Inc.[a,b]	93,366	1,031,694
Jack in the Box Inc.[a]	60,635	2,097,365
Jos. A. Bank Clothiers Inc.[a]	14,608	582,859
Kirkland’s Inc.[a]	98,732	1,131,469
Krispy Kreme Doughnuts Inc.[a,b]	429,245	6,198,298
Lithia Motors Inc. Class A	156,122	7,412,673
Luby’s Inc.[a,b]	147,830	1,105,768
MarineMax Inc.[a]	144,307	1,961,132
Men’s Wearhouse Inc. (The)	290,600	9,711,852
New York & Co. Inc.[a]	78,389	320,611
Office Depot Inc.[a]	2,047,663	8,047,316
OfficeMax Inc.	627,699	7,287,585
Orchard Supply Hardware Stores Corp. Class Aa,b	13,027	51,587
Pantry Inc. (The)[a]	153,018	1,908,134
PC Connection Inc.[b]	65,269	1,067,148
Penske Automotive Group Inc.	227,182	7,578,792
Pep Boys — Manny, Moe & Jack (The)[a]	382,037	4,504,216
Perfumania Holdings Inc.[a,b]	37,694	217,117
RadioShack Corp.[b]	723,538	2,431,088
Red Robin Gourmet Burgers Inc.[a,b]	58,297	2,658,343
Regis Corp.[b]	417,254	7,589,850
Restoration Hardware Holdings Inc.[a,b]	30,740	1,075,900

90	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

Rite Aid Corp.[a,b]	4,351,902	$8,268,614
Ruby Tuesday Inc.[a,b]	458,636	3,380,147
Rush Enterprises Inc. Class Aa,b	240,869	5,809,760
Saks Inc.[a,b]	748,259	8,582,531
Shoe Carnival Inc.	101,981	2,084,492
Sonic Automotive Inc. Class A	308,049	6,826,366
Sonic Corp.[a]	79,869	1,028,713
Stage Stores Inc.	219,981	5,693,108
Stein Mart Inc.	194,870	1,633,011
Steinway Musical Instruments Inc.[a]	50,931	1,223,363
Susser Holdings Corp.[a,b]	46,459	2,374,519
Systemax Inc.	76,732	759,647
Tuesday Morning Corp.[a,b]	307,091	2,383,026
West Marine Inc.[a,b]	112,308	1,283,680
Wet Seal Inc. Class Aa	645,442	1,949,235

		217,107,751
SAVINGS & LOANS — 2.02%
Astoria Financial Corp.	626,865	6,180,889
Bank Mutual Corp.	342,012	1,891,326
BankFinancial Corp.	155,852	1,260,843
Beneficial Mutual Bancorp Inc.[a]	206,042	2,122,233
Berkshire Hills Bancorp Inc.	179,709	4,589,768
BofI Holding Inc.[a,b]	75,780	2,718,986
Brookline Bancorp Inc.	501,693	4,585,474
BSB Bancorp Inc.[a,b]	60,679	837,977
Cape Bancorp Inc.[b]	83,617	765,932
Charter Financial Corp.	48,854	624,843
Clifton Savings Bancorp Inc.	56,337	701,959
Dime Community Bancshares Inc.	226,236	3,248,749
ESB Financial Corp.	76,914	1,052,953
ESSA Bancorp Inc.	66,810	724,220
EverBank Financial Corp.	159,619	2,458,133
First Defiance Financial Corp.	71,859	1,675,752
First Federal Bancshares of Arkansas Inc.[a,b]	17,510	175,100
First Financial Holdings Inc.	118,343	2,480,469
First Financial Northwest Inc.[a,b]	118,302	923,939
First PacTrust Bancorp Inc.	78,336	893,030
Flushing Financial Corp.	227,436	3,852,766
Fox Chase Bancorp Inc.	90,639	1,530,893
Heritage Financial Group Inc.	53,316	772,016
Hingham Institution for Savings	8,652	603,044
Home Bancorp Inc.[a,b]	50,501	939,824
Home Federal Bancorp Inc.	105,298	1,347,814
HomeStreet Inc.[a,b]	61,206	1,367,342
HomeTrust Bancshares Inc.[a]	153,769	2,429,550

Security	Shares	Value

Investors Bancorp Inc.	263,888	$4,955,817
Kearny Financial Corp.	111,789	1,140,248
Meridian Interstate Bancorp Inc.[a,b]	57,769	1,083,169
NASB Financial Inc.[a]	31,050	653,602
Northfield Bancorp Inc	147,581	1,676,520
Northwest Bancshares Inc.	704,229	8,936,666
OceanFirst Financial Corp.	105,748	1,524,886
Oritani Financial Corp.	213,145	3,301,616
Peoples Federal Bancshares Inc.	45,114	861,677
Provident Financial Holdings Inc.	71,909	1,223,172
Provident Financial Services Inc.	434,143	6,629,364
Provident New York Bancorp	288,657	2,618,119
Rockville Financial Inc.	209,962	2,721,107
Roma Financial Corp.	53,849	864,815
SI Financial Group Inc.	78,150	944,833
Simplicity Bancorp Inc.	66,906	1,005,597
Territorial Bancorp Inc.	79,182	1,882,948
United Financial Bancorp Inc.	153,913	2,339,478
Waterstone Financial Inc.[a,b]	54,512	450,814
Westfield Financial Inc.	177,957	1,384,505
WSFS Financial Corp.	56,129	2,730,115

		101,684,892
SEMICONDUCTORS — 3.47%
Aeroflex Holding Corp.[a,b]	146,144	1,148,692
Alpha & Omega Semiconductor Ltd.[a,b]	126,963	1,127,431
Ambarella Inc.[a]	28,774	450,601
Amkor Technology Inc.[a,b]	538,000	2,152,000
ANADIGICS Inc.[a]	590,160	1,180,320
Applied Micro Circuits Corp.[a,b]	469,643	3,484,751
ATMI Inc.[a]	214,613	4,813,770
Axcelis Technologies Inc.[a]	796,314	995,393
AXT Inc.[a,b]	238,860	702,248
Brooks Automation Inc.	475,756	4,843,196
CEVA Inc.[a]	41,875	653,250
Cohu Inc.	175,110	1,639,030
Diodes Inc.[a,b]	255,058	5,351,117
DSP Group Inc.[a]	154,912	1,250,140
Emulex Corp.[a]	620,656	4,052,884
Entegris Inc.[a]	990,425	9,765,590
Entropic Communications Inc.[a,b]	638,952	2,600,535
Exar Corp.[a,b]	238,367	2,502,853
First Solar Inc.[a,b]	434,567	11,715,926
FormFactor Inc.[a,b]	366,814	1,724,026
GSI Technology Inc.[a,b]	152,658	1,006,016
GT Advanced Technologies Inc.[a,b]	133,102	437,906
Inphi Corp.[a,b]	103,004	1,076,392

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

Integrated Device Technology Inc.[a]	1,025,095	$7,657,460
Integrated Silicon Solution Inc.[a,b]	201,685	1,849,451
International Rectifier Corp.[a,b]	499,264	10,559,434
Intersil Corp. Class A	919,485	8,008,714
IXYS Corp.[b]	181,076	1,736,519
Kopin Corp.[a,b]	477,611	1,767,161
Lattice Semiconductor Corp.[a,b]	854,048	4,654,562
LTX-Credence Corp.[a,b]	361,899	2,185,870
Mattson Technology Inc.[a,b]	432,375	596,678
MaxLinear Inc. Class Aa,b	134,931	836,572
MEMC Electronic Materials Inc.[a]	1,295,888	5,701,907
Mindspeed Technologies Inc.[a,b]	267,210	889,809
MKS Instruments Inc.	379,103	10,311,602
MoSys Inc.[a,b]	248,658	1,171,179
Nanometrics Inc.[a,b]	173,155	2,498,627
OmniVision Technologies Inc.[a,b]	376,330	5,185,827
Peregrine Semiconductor Corp.[a,b]	30,021	293,305
Pericom Semiconductor Corp.[a]	168,025	1,144,250
Photronics Inc.[a,b]	433,530	2,895,980
PLX Technology Inc.[a]	22,118	100,858
QLogic Corp.[a]	494,775	5,739,390
QuickLogic Corp.[a,b]	36,873	90,708
Rambus Inc.[a,b]	733,158	4,113,016
Richardson Electronics Ltd.	93,573	1,109,776
Rubicon Technology Inc.[a,b]	125,662	829,369
Rudolph Technologies Inc.[a,b]	230,044	2,709,918
Sigma Designs Inc.[a,b]	234,831	1,143,627
Silicon Image Inc.[a]	86,338	419,603
Supertex Inc.	76,131	1,690,870
Tessera Technologies Inc.	374,278	7,017,712
TriQuint Semiconductor Inc.[a,b]	1,215,583	6,138,694
Ultra Clean Holdings Inc.[a,b]	201,895	1,312,317
Veeco Instruments Inc.[a,b]	209,257	8,020,821

		175,055,653
SOFTWARE — 1.54%
Accelrys Inc.[a]	400,196	3,905,913
Actuate Corp.[a]	22,614	135,684
Acxiom Corp.[a]	554,247	11,306,639
Aspen Technology Inc.[a]	38,704	1,249,752
Audience Inc.[a]	37,173	566,888
AVG Technologies[a,b]	3,510	48,859
Avid Technology Inc.[a,b]	221,370	1,387,990
Bottomline Technologies Inc.[a,b]	192,548	5,489,544
CSG Systems International Inc.[a,b]	102,941	2,181,320
Demandware Inc.[a,b]	2,674	67,786
Digi International Inc.[a]	190,131	1,697,870
Digital River Inc.[a]	263,394	3,724,391

Security	Shares	Value

E2open Inc.[a,b]	9,379	$187,017
Ebix Inc.[b]	52,338	848,922
EPIQ Systems Inc.	208,215	2,921,256
Exa Corp.[a,b]	12,462	118,638
Glu Mobile Inc.[a,b]	25,617	76,339
Greenway Medical Technologies Inc.[a,b]	12,763	202,932
inContact Inc.[a,b]	12,858	104,021
Infoblox Inc.[a]	3,251	70,547
ManTech International Corp. Class A	165,172	4,438,172
Market Leader Inc.[a,b]	25,567	229,080
MedAssets Inc.[a,b]	278,441	5,359,989
Omnicell Inc.[a]	213,676	4,034,203
Pervasive Software Inc.[a,b]	90,852	833,113
Progress Software Corp.[a]	417,515	9,510,992
Proofpoint Inc.[a,b]	2,762	46,567
QAD Inc. Class A	4,988	64,046
Rosetta Stone Inc.[a,b]	40,269	619,337
Sapiens International Corp.	101,280	550,963
Schawk Inc.	87,557	962,251
SeaChange International Inc.[a,b]	204,476	2,431,220
SS&C Technologies Holdings Inc.[a]	176,355	5,287,123
SYNNEX Corp.[a,b]	189,671	7,017,827

		77,677,191
STORAGE & WAREHOUSING — 0.19%
Mobile Mini Inc.[a,b]	274,817	8,087,864
Wesco Aircraft Holdings Inc.[a,b]	92,830	1,366,458

		9,454,322
TELECOMMUNICATIONS — 2.42%
Anaren Inc.[a,b]	87,933	1,705,021
Anixter International Inc.	79,082	5,529,413
ARRIS Group Inc.[a,b]	708,909	12,171,968
Aviat Networks Inc.[a]	452,433	1,524,699
Aware Inc.	11,565	53,546
Black Box Corp.	121,742	2,655,193
Calix Inc.[a,b]	181,462	1,478,915
Cbeyond Inc.[a]	188,867	1,403,282
Ciena Corp.[a,b]	174,227	2,789,374
Cincinnati Bell Inc.[a,b]	916,853	2,988,941
Comtech Telecommunications Corp.	121,450	2,948,806
Consolidated Communications Holdings Inc.	103,081	1,809,072
DigitalGlobe Inc.[a]	203,964	5,896,599
EarthLink Inc.	760,894	4,124,045
Fairpoint Communications Inc.[a,b]	22,049	164,706
Finisar Corp.[a,b]	656,431	8,658,325

92	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

Globecomm Systems Inc.[a,b]	38,897	$467,153
Harmonic Inc.[a]	841,444	4,871,961
Hawaiian Telcom Holdco Inc.[a,b]	72,858	1,680,834
IDT Corp. Class B	6,730	81,164
Infinera Corp.[a,b]	82,278	575,946
Iridium Communications Inc.[a,b]	304,476	1,832,946
KVH Industries Inc.[a,b]	16,410	222,684
Leap Wireless International Inc.[a,b]	293,553	1,729,027
Loral Space & Communications Inc.	4,693	290,403
NeoPhotonics Corp.[a,b]	144,669	739,259
NETGEAR Inc.[a,b]	150,352	5,038,295
Neutral Tandem Inc.	203,770	666,328
Oclaro Inc.[a,b]	535,549	674,792
Oplink Communications Inc.[a,b]	140,898	2,310,727
ORBCOMM Inc.[a,b]	134,047	698,385
Plantronics Inc.	203,342	8,985,683
Preformed Line Products Co.	15,410	1,078,238
Premiere Global Services Inc.[a,b]	276,979	3,043,999
RF Micro Devices Inc.[a]	1,760,104	9,363,753
Ruckus Wireless Inc.[a,b]	34,650	727,650
Shenandoah Telecommunications Co.	172,496	2,627,114
ShoreTel Inc.[a,b]	43,992	159,691
Sonus Networks Inc.[a,b]	1,397,202	3,618,753
Symmetricom Inc.[a]	305,926	1,388,904
TeleNav Inc.[a,b]	122,707	791,460
Tellabs Inc.	2,637,522	5,512,421
Telular Corp.	48,839	491,320
TESSCO Technologies Inc.[b]	19,597	424,079
USA Mobility Inc.	161,756	2,146,502
Vonage Holdings Corp.[a,b]	1,060,163	3,063,871
Westell Technologies Inc. Class Aa,b	332,515	668,355

		121,873,602
TEXTILES — 0.33%
Culp Inc.	64,548	1,026,959
G&K Services Inc. Class A	135,547	6,168,744
UniFirst Corp.	104,582	9,464,671

		16,660,374
TOYS, GAMES & HOBBIES — 0.03%
JAKKS Pacific Inc.[b]	160,451	1,683,131

		1,683,131
TRANSPORTATION — 1.54%
Air Transport Services Group Inc.[a,b]	392,425	2,287,838

Security	Shares	Value

Arkansas Best Corp.	182,017	$2,125,959
Atlas Air Worldwide Holdings Inc.[a]	190,628	7,769,997
Bristow Group Inc.	258,154	17,022,675
CAI International Inc.[a,b]	63,303	1,824,392
Frontline Ltd.[a,b]	379,160	887,234
GasLog Ltd.[b]	103,899	1,336,141
Genco Shipping & Trading Ltd.[a,b]	231,539	666,832
GulfMark Offshore Inc. Class Ab	151,239	5,892,271
Heartland Express Inc.	80,450	1,073,203
International Shipholding Corp.	40,623	739,339
Knightsbridge Tankers Ltd.[b]	180,283	1,478,321
Marten Transport Ltd.	111,936	2,253,272
Nordic American Tankers Ltd.[b]	379,313	4,381,065
Pacer International Inc.[a,b]	228,531	1,149,511
Patriot Transportation Holding Inc.[a,b]	46,996	1,307,429
PHI Inc.[a]	88,112	3,014,311
Quality Distribution Inc.[a,b]	98,748	830,471
Rand Logistics Inc.[a,b]	124,004	759,524
Roadrunner Transportation Systems Inc.[a,b]	49,185	1,131,255
Saia Inc.[a]	94,244	3,408,805
Scorpio Tankers Inc.[a]	787,436	7,023,929
Ship Finance International Ltd.[b]	349,475	6,164,739
Teekay Tankers Ltd. Class Ab	443,262	1,263,297
Universal Truckload Services Inc.[a]	40,623	947,735
Werner Enterprises Inc.	45,472	1,097,694

		77,837,239
TRUCKING & LEASING — 0.40%
AMERCO	62,537	10,852,671
Greenbrier Companies Inc. (The)[a,b]	164,807	3,742,767
TAL International Group Inc.	105,667	4,787,772
Willis Lease Finance Corp.[a,b]	40,368	610,364

		19,993,574
VENTURE CAPITAL — 0.18%
Fidus Investment Corp.[b]	99,814	1,911,438
GSV Capital Corp.[a,b]	142,641	1,178,215
Harris & Harris Group Inc.[a,b]	229,499	826,196
Hercules Technology Growth Capital Inc.	440,162	5,391,985

		9,307,834
WATER — 0.43%
American States Water Co.	121,541	6,997,115
Artesian Resources Corp. Class A	55,163	1,239,513
California Water Service Group	169,341	3,369,886
Connecticut Water Service Inc.	27,689	809,350

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

Consolidated Water Co. Ltd.[b]	107,940	$1,068,606
Middlesex Water Co.	113,139	2,208,473
PICO Holdings Inc.[a,b]	165,596	3,676,231
SJW Corp.	69,666	1,846,149
York Water Co. (The)	23,703	445,616

		21,660,939

TOTAL COMMON STOCKS (Cost: $4,811,190,135)		5,025,967,964

INVESTMENT COMPANIES — 0.02%

CLOSED-END FUNDS — 0.02%
Firsthand Technology Value Fund Inc.[a,b]	63,226	1,219,629

		1,219,629

TOTAL INVESTMENT COMPANIES (Cost: $1,197,786)		1,219,629

SHORT-TERM INVESTMENTS — 15.55%

MONEY MARKET FUNDS — 15.55%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,e,f]	712,084,245	712,084,245
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,e,f]	50,577,315	50,577,315
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,e]	20,724,094	20,724,094

		783,385,654

TOTAL SHORT-TERM INVESTMENTS (Cost: $783,385,654)		783,385,654

TOTAL INVESTMENTS IN SECURITIES — 115.33% (Cost: $5,595,773,575)		5,810,573,247
Other Assets, Less Liabilities — (15.33)%		(772,369,568)

NET ASSETS — 100.00%		$5,038,203,679

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

94	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.85%

ADVERTISING — 0.15%
Clear Channel Outdoor Holdings Inc. Class Aa	9,762	$73,117
Harte-Hanks Inc.	10,650	82,963
Interpublic Group of Companies Inc. (The)	97,857	1,275,077
Lamar Advertising Co. Class Aa	18,368	892,868
Marchex Inc. Class B	5,955	25,071
MDC Partners Inc.	6,154	99,510
Millennial Media Inc.[a]	2,720	17,272
Omnicom Group Inc.	65,003	3,828,677

		6,294,555
AEROSPACE & DEFENSE — 1.67%
AAR Corp.	9,619	176,893
AeroVironment Inc.[a,b]	4,153	75,294
Alliant Techsystems Inc.	7,861	569,372
API Technologies Corp.[a]	7,743	19,203
Astronics Corp.[a,b]	2,858	85,226
B/E Aerospace Inc.[a]	23,265	1,402,647
Boeing Co. (The)	178,033	15,284,133
CPI Aerostructures Inc.[a,b]	1,622	13,901
Cubic Corp.	3,802	162,421
Curtiss-Wright Corp.	11,184	388,085
Esterline Technologies Corp.[a,b]	7,280	551,096
Exelis Inc.	44,263	482,024
GenCorp Inc.[a,b]	14,187	188,687
General Dynamics Corp.	75,929	5,353,754
HEICO Corp.	12,515	543,276
Kaman Corp.	6,316	224,029
Kratos Defense & Security Solutions Inc.[a,b]	9,575	48,162
L-3 Communications Holdings Inc.	21,475	1,737,757
LMI Aerospace Inc.[a,b]	2,112	43,908
Lockheed Martin Corp.	62,325	6,015,609
M/A-COM Technology Solutions Holdings Inc.[a,b]	1,471	23,639
Moog Inc. Class Aa	10,797	494,827
National Presto Industries Inc.[b]	1,135	91,367
Northrop Grumman Corp.	56,530	3,965,579
Orbital Sciences Corp.[a,b]	14,032	234,194
Raytheon Co.	79,427	4,669,513
Rockwell Collins Inc.	32,472	2,049,633
SIFCO Industries Inc.	621	11,433

Security	Shares	Value

Spirit AeroSystems Holdings Inc. Class Aa	28,271	$536,866
Teledyne Technologies Inc.[a]	8,761	687,213
TransDigm Group Inc.	12,157	1,859,048
Triumph Group Inc.	11,850	930,225
United Technologies Corp.	216,637	20,240,395

		69,159,409
AGRICULTURE — 1.70%
Alico Inc.	836	38,665
Alliance One International Inc.[a,b]	21,375	83,149
Altria Group Inc.	483,656	16,632,930
Andersons Inc. (The)	4,403	235,649
Archer-Daniels-Midland Co.	156,925	5,293,080
Bunge Ltd.[b]	34,820	2,570,761
Cadiz Inc.[a,b]	2,835	19,165
Griffin Land & Nurseries Inc.	705	21,185
Limoneira Co.	1,853	35,800
Lorillard Inc.	93,324	3,765,623
Philip Morris International Inc.	406,202	37,658,987
Reynolds American Inc.	78,484	3,491,753
Tejon Ranch Co.[a,b]	3,148	93,747
Universal Corp.	5,504	308,444
Vector Group Ltd.	13,172	212,333

		70,461,271
AIRLINES — 0.29%
Alaska Air Group Inc.[a,b]	16,942	1,083,610
Allegiant Travel Co.	3,548	314,991
Copa Holdings SA Class A	7,857	939,776
Delta Air Lines Inc.[a]	202,754	3,347,468
Hawaiian Holdings Inc.[a,b]	12,281	70,739
JetBlue Airways Corp.[a,b]	55,422	382,412
Republic Airways Holdings Inc.[a,b]	11,255	129,883
SkyWest Inc.	12,089	194,028
Southwest Airlines Co.	172,562	2,326,136
Spirit Airlines Inc.[a,b]	9,867	250,227
United Continental Holdings Inc.[a]	79,590	2,547,676
US Airways Group Inc.[a,b]	36,305	616,096

		12,203,042
APPAREL — 0.65%
Carter’s Inc.[a]	11,529	660,266
Cherokee Inc.	1,969	26,975
Coach Inc.	68,494	3,424,015
Columbia Sportswear Co.[b]	2,878	166,579
Crocs Inc.[a]	21,314	315,873

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2013

Security	Shares	Value

Deckers Outdoor Corp.[a,b]	7,737	$430,874
Delta Apparel Inc.[a,b]	1,654	27,241
G-III Apparel Group Ltd.[a,b]	3,946	158,274
Hanesbrands Inc.[a]	23,221	1,057,949
Iconix Brand Group Inc.[a,b]	16,804	434,719
Jones Group Inc. (The)[b]	19,374	246,437
K-Swiss Inc. Class Aa	6,099	28,909
Maidenform Brands Inc.[a,b]	5,601	98,186
Michael Kors Holdings Ltd.[a]	20,178	1,145,909
Nike Inc. Class B	171,861	10,141,518
Oxford Industries Inc.	3,339	177,301
Perry Ellis International Inc.	2,817	51,241
Quiksilver Inc.[a,b]	30,923	187,703
R.G. Barry Corp.	2,184	29,244
Ralph Lauren Corp.	14,710	2,490,550
SKECHERS U.S.A. Inc. Class Aa,b	9,056	191,534
Steven Madden Ltd.[a,b]	9,342	403,014
True Religion Apparel Inc.	6,102	159,323
Under Armour Inc. Class Aa,b	18,476	945,971
Unifi Inc.[a,b]	3,257	62,209
VF Corp.	20,890	3,504,297
Weyco Group Inc.	1,544	37,843
Wolverine World Wide Inc.	11,599	514,648

		27,118,602
AUTO MANUFACTURERS — 0.57%
Ford Motor Co.	891,526	11,723,567
General Motors Co.[a]	182,307	5,071,781
Navistar International Corp.[a]	16,798	580,707
Oshkosh Corp.[a]	21,796	926,112
PACCAR Inc.	84,977	4,296,437
Tesla Motors Inc.[a,b]	16,773	635,529
Wabash National Corp.[a,b]	16,254	165,140

		23,399,273
AUTO PARTS & EQUIPMENT — 0.48%
Accuride Corp.[a,b]	11,274	60,767
Allison Transmission Holdings Inc.	6,205	148,982
American Axle & Manufacturing Holdings Inc.[a,b]	15,818	215,916
BorgWarner Inc.[a]	27,402	2,119,271
Commercial Vehicle Group Inc.[a,b]	5,805	45,279
Cooper Tire & Rubber Co.	14,865	381,436
Dana Holding Corp.	35,070	625,298
Delphi Automotive PLC	78,299	3,476,475
Dorman Products Inc.[b]	5,838	217,232
Douglas Dynamics Inc.	5,268	72,804

Security	Shares	Value

Exide Technologies Inc.[a,b]	19,119	$51,621
Federal-Mogul Corp. Class Aa,b	4,267	25,730
Fuel Systems Solutions Inc.[a,b]	3,483	57,365
Gentherm Inc.[a,b]	6,990	114,496
Goodyear Tire & Rubber Co. (The)[a]	58,264	734,709
Johnson Controls Inc.	162,455	5,697,297
Lear Corp.	23,717	1,301,352
Meritor Inc.[a]	22,996	108,771
Miller Industries Inc.	2,558	41,056
Modine Manufacturing Co.[a,b]	11,303	102,857
Spartan Motors Inc.	8,374	44,466
Standard Motor Products Inc.	4,617	127,983
Superior Industries International Inc.	5,426	101,358
Tenneco Inc.[a,b]	14,450	568,029
Titan International Inc.	11,287	237,930
Tower International Inc.[a,b]	1,381	19,334
TRW Automotive Holdings Corp.[a]	23,954	1,317,470
Visteon Corp.[a]	12,467	719,346
WABCO Holdings Inc.[a]	15,317	1,081,227

		19,815,857
BANKS — 6.77%
1st Source Corp.	3,508	83,140
1st United Bancorp Inc.	7,235	46,738
Access National Corp.	1,770	29,028
American National Bankshares Inc.	1,861	40,123
Ameris Bancorp[a,b]	5,818	83,488
Ames National Corp.	1,922	40,093
Arrow Financial Corp.	2,424	59,727
Associated Banc-Corp	41,349	628,091
BancFirst Corp.	1,536	64,051
Banco Latinoamericano de Comercio Exterior SA Class E	6,682	165,313
Bancorp Inc. (The)[a,b]	6,824	94,512
BancorpSouth Inc.	22,421	365,462
Bank of America Corp.	2,567,339	31,270,189
Bank of Hawaii Corp.	10,784	547,935
Bank of Kentucky Financial Corp.	1,487	40,788
Bank of Marin Bancorp	1,221	48,950
Bank of New York Mellon Corp. (The)	284,593	7,965,758
Bank of the Ozarks Inc.	6,943	307,922
Banner Corp.	4,572	145,527

2	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2013

Security	Shares	Value

Bar Harbor Bankshares	926	$33,845
BB&T Corp.	166,935	5,240,090
BBCN Bancorp Inc.	18,520	241,871
Berkshire Bancorp Inc.[b]	1,030	8,601
BOK Financial Corp.	6,127	381,712
Boston Private Financial Holdings Inc.	18,641	184,173
Bridge Bancorp Inc.	2,033	43,730
Bridge Capital Holdings[a,b]	2,111	32,172
Bryn Mawr Bank Corp.	2,698	62,809
C&F Financial Corp.	773	31,654
Camden National Corp.	1,869	61,827
Capital Bank Financial Corp.[a,b]	2,858	49,043
Capital City Bank Group Inc.[a]	2,658	32,826
Capital One Financial Corp.	137,431	7,551,834
CapitalSource Inc.	48,190	463,588
Cardinal Financial Corp.	7,010	127,442
Cascade Bancorp[a]	1,415	9,565
Cass Information Systems Inc.	2,482	104,343
Cathay General Bancorp	18,694	376,123
Center Bancorp Inc.	2,805	34,866
CenterState Banks Inc.	6,995	60,017
Central Pacific Financial Corp.[a]	5,153	80,902
Century Bancorp Inc. Class A	806	27,332
Chemical Financial Corp.	6,515	171,866
CIT Group Inc.[a]	48,001	2,087,084
Citigroup Inc.	698,537	30,903,277
Citizens & Northern Corp.	2,826	55,107
Citizens Republic Bancorp Inc.[a]	9,520	214,676
City Holding Co.[b]	3,486	138,708
City National Corp.	11,144	656,493
CNB Financial Corp.	3,040	51,832
CoBiz Financial Inc.	8,248	66,644
Columbia Banking System Inc.	9,530	209,469
Comerica Inc.	47,112	1,693,676
Commerce Bancshares Inc.	18,764	766,134
Community Bank System Inc.	9,405	278,670
Community Trust Bancorp Inc.	3,341	113,694
ConnectOne Bancorp Inc.[a]	414	12,938
Crescent Financial Bancshares Inc.[a,b]	695	2,738
Cullen/Frost Bankers Inc.	12,814	801,259
CVB Financial Corp.	20,923	235,802
Eagle Bancorp Inc.[a,b]	4,622	101,176
East West Bancorp Inc.	34,423	883,638

Security	Shares	Value

Enterprise Bancorp Inc.	1,376	$23,323
Enterprise Financial Services Corp.	4,259	61,074
F.N.B. Corp.	33,093	400,425
Farmers National Banc Corp.	4,488	28,319
Fidelity Southern Corp.[a]	2,358	27,117
Fifth Third Bancorp	219,476	3,579,654
Financial Institutions Inc.	3,235	64,571
First Bancorp (North Carolina)	3,516	47,431
First BanCorp (Puerto Rico)[a,b]	16,733	104,247
First Bancorp Inc. (Maine)	2,028	36,524
First Busey Corp.	17,636	80,597
First California Financial Group Inc.[a,b]	5,352	45,599
First Citizens BancShares Inc. Class A	1,246	227,644
First Commonwealth Financial Corp.	24,978	186,336
First Community Bancshares Inc.	4,239	67,188
First Connecticut Bancorp Inc.	4,172	61,454
First Financial Bancorp	13,942	223,769
First Financial Bankshares Inc.	7,481	363,577
First Financial Corp.	2,696	84,897
First Horizon National Corp.	60,252	643,491
First Interstate BancSystem Inc.	3,876	72,908
First Merchants Corp.	6,822	105,536
First Midwest Bancorp Inc.	17,903	237,752
First of Long Island Corp. (The)	1,879	55,712
First Republic Bank	24,268	937,230
FirstMerit Corp.	25,987	429,565
FNB United Corp.[a]	2,405	23,473
Franklin Financial Corp.	3,431	62,616
Fulton Financial Corp.	47,647	557,470
German American Bancorp Inc.	3,050	70,181
Glacier Bancorp Inc.	17,015	322,945
Goldman Sachs Group Inc. (The)	110,821	16,307,310
Great Southern Bancorp Inc.	2,480	60,487
Guaranty Bancorp[a,b]	18,134	38,081
Hancock Holding Co.	18,201	562,775
Hanmi Financial Corp.[a,b]	7,384	118,144
Heartland Financial USA Inc.	3,459	87,409
Heritage Commerce Corp.[a,b]	4,833	32,526
Heritage Financial Corp.	3,637	52,737
Heritage Oaks Bancorp[a,b]	4,782	27,257
Home Bancshares Inc.	5,228	196,939
Horizon Bancorp	1,557	31,467
Hudson Valley Holding Corp.	3,631	54,138

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2013

Security	Shares	Value

Huntington Bancshares Inc.	205,694	$1,520,079
IBERIABANK Corp.	7,054	352,841
Independent Bank Corp. (Massachusetts)	5,472	178,333
International Bancshares Corp.	12,695	264,056
J.P. Morgan Chase & Co.	906,387	43,017,127
KeyCorp	227,876	2,269,645
Lakeland Bancorp Inc.	7,472	73,599
Lakeland Financial Corp.	3,877	103,477
M&T Bank Corp.	30,194	3,114,813
MainSource Financial Group Inc.	4,980	69,919
MB Financial Inc.	12,999	314,186
Mercantile Bank Corp.	2,038	34,055
Merchants Bancshares Inc.	1,217	36,674
Metro Bancorp Inc.[a,b]	3,489	57,708
MetroCorp Bancshares Inc.[a,b]	3,758	37,918
Middleburg Financial Corp.	1,263	24,515
MidSouth Bancorp Inc.	1,992	32,390
MidWestOne Financial Group Inc.	1,629	38,787
Morgan Stanley	367,352	8,074,397
National Bankshares Inc.[b]	1,622	56,657
National Penn Bancshares Inc.	29,447	314,788
NBT Bancorp Inc.	10,268	227,436
Northern Trust Corp.	51,456	2,807,439
Northrim BanCorp Inc.	1,557	34,986
Old National Bancorp	24,422	335,803
OmniAmerican Bancorp Inc.[a,b]	2,734	69,116
Oriental Financial Group Inc.	9,685	150,214
Pacific Continental Corp.	4,296	47,986
Pacific Mercantile Bancorp[a,b]	2,564	14,999
PacWest Bancorp	7,184	209,126
Park National Corp.	2,686	187,456
Park Sterling Corp.[a,b]	10,352	58,385
Peapack-Gladstone Financial Corp.	2,099	31,296
Penns Woods Bancorp Inc.	892	36,545
Peoples Bancorp Inc.	2,465	55,191
Pinnacle Financial Partners Inc.[a,b]	8,280	193,421
PNC Financial Services Group Inc. (The)[c]	126,182	8,391,103
Popular Inc.[a]	24,418	674,181
Preferred Bank[a]	2,794	44,089
PrivateBancorp Inc.	14,393	272,172
Prosperity Bancshares Inc.	11,271	534,133
Regions Financial Corp.	337,427	2,763,527
Renasant Corp.	6,038	135,131

Security	Shares	Value

Republic Bancorp Inc. Class A	2,336	$52,887
S&T Bancorp Inc.	6,881	127,574
S.Y. Bancorp Inc.[b]	2,802	63,045
Sandy Spring Bancorp Inc.	5,814	116,861
SCBT Financial Corp.	3,583	180,583
Seacoast Banking Corp. of Florida[a,b]	16,865	35,248
Sierra Bancorp	2,762	36,320
Signature Bank[a]	11,574	911,568
Simmons First National Corp. Class A	4,042	102,343
Southside Bancshares Inc.	4,051	85,112
Southwest Bancorp Inc.[a]	4,519	56,759
State Bank Financial Corp.	7,586	124,183
State Street Corp.	108,770	6,427,219
Stellar One Corp.	5,574	90,020
Sterling Bancorp	7,212	73,274
Sterling Financial Corp.	6,395	138,708
Suffolk Bancorp[a]	2,280	32,467
Sun Bancorp Inc. (New Jersey)[a,b]	9,078	30,956
SunTrust Banks Inc.	128,277	3,695,660
Susquehanna Bancshares Inc.	44,550	553,757
SVB Financial Group[a]	10,546	748,133
Synovus Financial Corp.	172,030	476,523
Taylor Capital Group Inc.[a,b]	3,857	61,673
TCF Financial Corp.	38,452	575,242
Texas Capital Bancshares Inc.[a,b]	9,552	386,378
Tompkins Financial Corp.	2,625	110,985
TowneBank	6,325	94,685
TriCo Bancshares	3,790	64,809
TrustCo Bank Corp. NY	22,166	123,686
Trustmark Corp.	15,397	385,079
U.S. Bancorp	450,207	15,275,524
UMB Financial Corp.	7,690	377,348
Umpqua Holdings Corp.	26,530	351,788
Union First Market Bankshares Corp.	4,956	96,939
United Bankshares Inc.	8,668	230,656
United Community Banks Inc.[a,b]	9,615	109,034
Univest Corp. of Pennsylvania	4,124	71,840
Valley National Bancorp	46,788	479,109
ViewPoint Financial Group	7,986	160,599
Virginia Commerce Bancorp Inc.[a,b]	6,375	89,569
Walker & Dunlop Inc.[a,b]	2,748	49,382
Washington Banking Co.	3,787	52,791
Washington Trust Bancorp Inc.	3,456	94,625

4	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2013

Security	Shares	Value

Webster Financial Corp.	17,206	$417,418
Wells Fargo & Co.	1,166,600	43,152,534
WesBanco Inc.	6,151	147,317
West Bancorporation Inc.	3,617	40,149
West Coast Bancorp	4,568	110,911
Westamerica Bancorp	6,583	298,407
Western Alliance Bancorp[a,b]	17,584	243,363
Wilshire Bancorp Inc.[a,b]	14,386	97,537
Wintrust Financial Corp.	8,631	319,692
Zions Bancorp	43,792	1,094,362

		280,096,306
BEVERAGES — 2.02%
Beam Inc.	37,627	2,390,820
Boston Beer Co. Inc. (The) Class Aa,b	1,841	293,897
Brown-Forman Corp. Class B NVS	35,731	2,551,193
Central European Distribution Corp.[a,b]	15,626	5,235
Coca-Cola Bottling Co. Consolidated	1,104	66,593
Coca-Cola Co. (The)	925,182	37,414,360
Coca-Cola Enterprises Inc.	66,558	2,457,321
Constellation Brands Inc. Class Aa	35,095	1,671,926
Craft Brew Alliance Inc.[a,b]	2,434	18,109
Dr Pepper Snapple Group Inc.	50,580	2,374,731
Farmer Bros. Co.[a,b]	1,583	23,270
Green Mountain Coffee Roasters Inc.[a,b]	32,946	1,870,015
Molson Coors Brewing Co. Class B NVS	30,678	1,501,075
Monster Beverage Corp.[a]	32,239	1,539,090
National Beverage Corp.	2,606	36,614
PepsiCo Inc.	371,806	29,413,573

		83,627,822
BIOTECHNOLOGY — 2.06%
Acorda Therapeutics Inc.[a,b]	9,579	306,815
Aegerion Pharmaceuticals Inc.[a,b]	5,988	241,556
Affymax Inc.[a]	8,533	11,861
Agenus Inc.[a,b]	6,128	23,838
Alexion Pharmaceuticals Inc.[a]	45,305	4,174,403
Alnylam Pharmaceuticals Inc.[a,b]	13,482	328,556
AMAG Pharmaceuticals Inc.[a,b]	5,155	122,947
Amgen Inc.	184,857	18,949,691
Arena Pharmaceuticals Inc.[a,b]	51,552	423,242
ARIAD Pharmaceuticals Inc.[a,b]	43,258	782,537

Security	Shares	Value

ArQule Inc.[a,b]	13,969	$36,180
Astex Pharmaceuticals Inc.[a,b]	22,181	98,927
Bio-Rad Laboratories Inc. Class Aa	4,897	617,022
BioCryst Pharmaceuticals Inc.[a,b]	11,707	13,931
Biogen Idec Inc.[a]	57,130	11,020,948
Biotime Inc.[a,b]	7,272	27,779
Cambrex Corp.[a,b]	7,117	91,026
Celgene Corp.[a]	104,973	12,167,420
Celldex Therapeutics Inc.[a,b]	19,857	229,944
Ceres Inc.[a,b]	1,414	4,921
Charles River Laboratories International Inc.[a]	11,667	516,498
Coronado Biosciences Inc.[a,b]	4,272	41,524
Cubist Pharmaceuticals Inc.[a,b]	15,038	704,079
Curis Inc.[a,b]	19,194	62,956
Dendreon Corp.[a,b]	32,578	154,094
Discovery Laboratories Inc.[a,b]	10,397	23,809
Dynavax Technologies Corp.[a,b]	41,422	91,957
Emergent BioSolutions Inc.[a,b]	6,157	86,075
Enzon Pharmaceuticals Inc.	10,027	38,103
Exact Sciences Corp.[a,b]	15,154	148,509
Exelixis Inc.[a,b]	43,617	201,511
Geron Corp.[a,b]	31,046	33,219
Gilead Sciences Inc.[a]	360,008	17,615,192
GTx Inc.[a,b]	6,336	26,294
Halozyme Therapeutics Inc.[a,b]	21,346	123,166
Harvard Bioscience Inc.[a,b]	5,395	30,482
Illumina Inc.[a]	29,534	1,594,836
ImmunoGen Inc.[a,b]	19,781	317,683
Immunomedics Inc.[a,b]	15,293	36,856
Incyte Corp.[a,b]	22,821	534,240
Intercept Pharmaceuticals Inc.[a]	1,501	56,137
InterMune Inc.[a,b]	15,518	140,438
Kythera Biopharmaceuticals Inc.[a]	1,929	46,990
Lexicon Pharmaceuticals Inc.[a,b]	53,028	115,601
Life Technologies Corp.[a]	42,575	2,751,622
Ligand Pharmaceuticals Inc. Class Ba,b	4,140	110,331
Maxygen Inc.	6,462	15,573
Medicines Co. (The)[a,b]	13,093	437,568
Merrimack Pharmaceuticals Inc.[a]	3,632	22,155
Momenta Pharmaceuticals Inc.[a]	11,141	148,621
Myriad Genetics Inc.[a,b]	17,695	449,453
NewLink Genetics Corp.[a]	2,998	36,786
Novavax Inc.[a,b]	27,646	63,033

SCHEDULES OF INVESTMENTS	5

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2013

Security	Shares	Value

NPS Pharmaceuticals Inc.[a,b]	20,436	$208,243
Omeros Corp.[a,b]	6,094	25,107
OncoGenex Pharmaceutical Inc.[a,b]	3,467	39,281
Oncothyreon Inc.[a,b]	13,490	28,059
Pacific Biosciences of California Inc.[a,b]	7,795	19,410
PDL BioPharma Inc.[b]	33,478	244,724
Regeneron Pharmaceuticals Inc.[a,b]	18,431	3,251,228
Repligen Corp.[a,b]	7,350	50,789
RTI Biologics Inc.[a,b]	13,656	53,805
Sangamo BioSciences Inc.[a,b]	12,757	121,957
Seattle Genetics Inc.[a,b]	22,671	805,047
Sequenom Inc.[a,b]	26,904	111,652
Spectrum Pharmaceuticals Inc.[b]	14,132	105,425
Sunesis Pharmaceuticals Inc.[a,b]	6,599	36,097
Transcept Pharmaceuticals Inc.[a,b]	3,005	14,394
Trius Therapeutics Inc.[a,b]	5,953	40,719
United Therapeutics Corp.[a]	11,043	672,187
Verastem Inc.[a,b]	1,555	14,959
Vertex Pharmaceuticals Inc.[a]	50,493	2,776,105
Vical Inc.[a,b]	17,976	71,545
XOMA Corp.[a,b]	20,045	69,957
ZIOPHARM Oncology Inc.[a,b]	15,807	28,927

		85,238,552
BUILDING MATERIALS — 0.31%
AAON Inc.	4,379	120,817
American DG Energy Inc.[a,b]	5,871	12,329
Apogee Enterprises Inc.	6,781	196,310
Armstrong World Industries Inc.	5,048	282,133
Boise Cascade Co.[a]	3,217	109,185
Builders FirstSource Inc.[a,b]	10,587	62,040
Comfort Systems USA Inc.	8,790	123,851
Drew Industries Inc.	4,554	165,356
Eagle Materials Inc.	11,593	772,442
Fortune Brands Home & Security Inc.[a]	37,990	1,421,966
Gibraltar Industries Inc.[a,b]	7,272	132,714
Griffon Corp.	10,772	128,402
Headwaters Inc.[a,b]	14,565	158,758
Lennox International Inc.	12,165	772,356
Louisiana-Pacific Corp.[a]	32,638	704,981
LSI Industries Inc.	4,528	31,605
Martin Marietta Materials Inc.	10,974	1,119,567
Masco Corp.	85,542	1,732,225
NCI Building Systems Inc.[a,b]	4,281	74,361

Security	Shares	Value

Nortek Inc.[a,b]	1,838	$131,160
Owens Corning[a]	28,946	1,141,341
Patrick Industries Inc.[a,b]	952	15,004
PGT Inc.[a,b]	4,693	32,241
Quanex Building Products Corp.	8,723	140,440
Simpson Manufacturing Co. Inc.	9,497	290,703
Texas Industries Inc.[a]	5,392	340,289
Trex Co. Inc.[a,b]	3,554	174,786
Universal Forest Products Inc.	4,710	187,505
USG Corp.[a,b]	17,568	464,498
Vulcan Materials Co.	30,799	1,592,308

		12,631,673
CHEMICALS — 2.42%
A. Schulman Inc.	7,001	220,952
Aceto Corp.	6,521	72,187
Air Products and Chemicals Inc.	50,481	4,397,905
Airgas Inc.	16,444	1,630,587
Albemarle Corp.	21,206	1,325,799
American Vanguard Corp.	6,586	201,136
Ashland Inc.	18,781	1,395,428
Axiall Corp.	16,462	1,023,278
Balchem Corp.	6,994	307,316
Cabot Corp.	15,116	516,967
Celanese Corp. Series A	37,549	1,654,033
CF Industries Holdings Inc.	15,671	2,983,288
Chemtura Corp.[a]	23,389	505,436
Codexis Inc.[a,b]	6,561	15,681
Cytec Industries Inc.	10,916	808,657
Dow Chemical Co. (The)	284,909	9,071,503
E.I. du Pont de Nemours and Co.	223,255	10,975,216
Eastman Chemical Co.	36,455	2,547,111
Ecolab Inc.	62,063	4,976,211
Ferro Corp.[a,b]	20,628	139,239
FMC Corp.	32,795	1,870,299
H.B. Fuller Co.	11,860	463,489
Hawkins Inc.[b]	2,174	86,851
Huntsman Corp.	45,973	854,638
Innophos Holdings Inc.	5,189	283,112
Innospec Inc.	5,459	241,725
International Flavors & Fragrances Inc.	19,284	1,478,504
Intrepid Potash Inc.	12,753	239,246
KMG Chemicals Inc.	1,858	36,120
Kraton Performance Polymers Inc.[a,b]	7,707	180,344
Kronos Worldwide Inc.[b]	4,810	75,277

6	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2013

Security	Shares	Value

Landec Corp.[a,b]	6,144	$88,904
LyondellBasell Industries NV Class A	76,561	4,845,546
Minerals Technologies Inc.	8,440	350,344
Monsanto Co.	126,775	13,391,243
Mosaic Co. (The)	70,650	4,211,447
NewMarket Corp.	2,095	545,454
Oil-Dri Corp. of America	1,146	31,206
Olin Corp.	18,969	478,398
OM Group Inc.[a,b]	7,709	181,007
OMNOVA Solutions Inc.[a,b]	10,904	83,634
PolyOne Corp.	23,517	574,050
PPG Industries Inc.	33,674	4,510,296
Praxair Inc.	71,294	7,952,133
Quaker Chemical Corp.	3,030	178,831
Rentech Inc.	48,306	113,519
Rockwood Holdings Inc.	16,329	1,068,570
RPM International Inc.	31,287	988,043
Sensient Technologies Corp.	11,881	464,428
Sherwin-Williams Co. (The)	20,687	3,493,827
Sigma-Aldrich Corp.	28,867	2,242,389
Stepan Co.	3,962	250,002
Valspar Corp. (The)	22,298	1,388,051
W.R. Grace & Co.[a]	17,742	1,375,182
Westlake Chemical Corp.	4,744	443,564
Zep Inc.	5,330	80,003
Zoltek Companies Inc.[a,b]	6,452	77,101

		99,984,707
COAL — 0.12%
Alpha Natural Resources Inc.[a]	52,230	428,808
Arch Coal Inc.	50,384	273,585
Cloud Peak Energy Inc.[a,b]	14,488	272,085
CONSOL Energy Inc.	54,390	1,830,223
Hallador Energy Co.	1,590	10,971
Peabody Energy Corp.	65,538	1,386,129
SunCoke Energy Inc.[a]	16,760	273,691
Walter Energy Inc.	14,863	423,596
Westmoreland Coal Co.[a,b]	2,586	29,377

		4,928,465
COMMERCIAL SERVICES — 1.92%
Aaron’s Inc.	18,028	517,043
ABM Industries Inc.	12,732	283,160
Acacia Research Corp.[a]	11,775	355,252
Accretive Health Inc.[a,b]	13,371	135,849
ADT Corp. (The)	55,238	2,703,348

Security	Shares	Value

Advisory Board Co. (The)[a,b]	8,131	$427,040
Alliance Data Systems Corp.[a]	12,039	1,948,994
American Public Education Inc.[a,b]	4,343	151,527
AMN Healthcare Services Inc.[a,b]	9,726	153,963
Apollo Group Inc. Class Aa,b	22,875	397,796
Arbitron Inc.	6,267	293,734
ARC Document Solutions Inc.[a]	8,628	25,711
Ascent Media Corp. Class Aa,b	3,372	251,012
Automatic Data Processing Inc.	116,712	7,588,614
AVEO Pharmaceuticals Inc.[a,b]	9,223	67,789
Avis Budget Group Inc.[a,b]	25,164	700,314
Barrett Business Services Inc.	1,675	88,206
Booz Allen Hamilton Holding Corp.	5,865	78,826
Bridgepoint Education Inc.[a,b]	4,141	42,362
Bright Horizons Family Solutions Inc.[a]	2,805	94,781
Brink’s Co. (The)	11,263	318,292
Capella Education Co.[a,b]	3,241	100,925
Cardtronics Inc.[a,b]	10,478	287,726
Career Education Corp.[a,b]	12,090	28,653
Carriage Services Inc.	3,774	80,198
CBIZ Inc.[a,b]	9,157	58,422
CDI Corp.	3,277	56,364
Cenveo Inc.[a,b]	12,795	27,509
Chemed Corp.	4,551	363,989
Collectors Universe Inc.	1,260	14,830
Consolidated Graphics Inc.[a,b]	1,870	73,117
Convergys Corp.	24,581	418,614
CoreLogic Inc.[a]	22,832	590,436
Corinthian Colleges Inc.[a,b]	18,115	38,042
Corporate Executive Board Co. (The)	7,946	462,139
CorVel Corp.[a,b]	1,462	72,354
CoStar Group Inc.[a,b]	6,729	736,556
CRA International Inc.[a]	2,531	56,618
Cross Country Healthcare Inc.[a]	6,451	34,255
Deluxe Corp.	12,106	501,188
DeVry Inc.	15,547	493,617
Education Management Corp.[a,b]	6,303	23,132
Electro Rent Corp.	4,558	84,505
Ennis Inc.	6,278	94,609
Equifax Inc.	28,820	1,659,744
Euronet Worldwide Inc.[a]	12,033	316,949
ExamWorks Group Inc.[a,b]	6,957	120,495
ExlService Holdings Inc.[a,b]	5,535	181,991

SCHEDULES OF INVESTMENTS	7

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2013

Security	Shares	Value

FleetCor Technologies Inc.[a]	11,552	$885,692
Forrester Research Inc.	3,350	106,028
Franklin Covey Co.[a,b]	3,151	45,784
FTI Consulting Inc.[a,b]	10,032	377,805
Gartner Inc.[a,b]	22,174	1,206,487
Genpact Ltd.	30,117	547,828
Global Cash Access Inc.[a,b]	14,744	103,945
Global Payments Inc.	18,694	928,344
Grand Canyon Education Inc.[a,b]	9,500	241,205
Great Lakes Dredge & Dock Corp.	14,180	95,431
Green Dot Corp. Class Aa,b	5,676	94,846
H&E Equipment Services Inc.	6,845	139,638
H&R Block Inc.	65,254	1,919,773
Hackett Group Inc. (The)	5,889	26,913
Healthcare Services Group Inc.	15,935	408,414
Heartland Payment Systems Inc.	9,215	303,819
Heidrick & Struggles International Inc.	4,290	64,136
Hertz Global Holdings Inc.[a]	59,615	1,327,030
Hill International Inc.[a,b]	5,018	15,004
HMS Holdings Corp.[a,b]	20,463	555,570
Hudson Global Inc.[a,b]	7,647	30,129
Huron Consulting Group Inc.[a,b]	5,436	219,180
ICF International Inc.[a,b]	4,690	127,568
Insperity Inc.	5,454	154,730
Intersections Inc.	2,126	20,006
Iron Mountain Inc.	39,208	1,423,642
ITT Educational Services Inc.[a,b]	5,699	78,532
K12 Inc.[a,b]	6,331	152,640
KAR Auction Services Inc.	6,912	138,447
Kelly Services Inc. Class A	6,227	116,320
Kforce Inc.	6,764	110,727
Korn/Ferry International[a,b]	11,364	202,961
Landauer Inc.	2,253	127,024
Lender Processing Services Inc.	20,166	513,426
LifeLock Inc.[a,b]	1,060	10,208
Lincoln Educational Services Corp.	5,258	30,812
Live Nation Entertainment Inc.[a,b]	33,135	409,880
Mac-Gray Corp.	2,762	35,354
Manpower Inc.	19,130	1,085,054
MasterCard Inc. Class A	25,771	13,945,461
Matthews International Corp. Class A	6,707	234,007
MAXIMUS Inc.	8,044	643,279
McGrath RentCorp	5,916	183,988
Medifast Inc.[a,b]	3,260	74,719
MoneyGram International Inc.[a,b]	5,115	92,582

Security	Shares	Value

Monro Muffler Brake Inc.[b]	7,329	$291,035
Monster Worldwide Inc.[a,b]	28,699	145,504
Moody’s Corp.	46,923	2,501,934
Morningstar Inc.	5,669	396,376
Multi-Color Corp.	3,230	83,302
National American University Holdings Inc.	2,860	11,154
National Research Corp.	617	35,811
Navigant Consulting Inc.[a,b]	12,254	161,018
Odyssey Marine Exploration Inc.[a,b]	16,863	54,973
On Assignment Inc.[a,b]	10,221	258,694
PAREXEL International Corp.[a,b]	14,209	561,398
Paychex Inc.	77,617	2,722,028
PDI Inc.[a,b]	2,417	14,260
Pendrell Corp.[a,b]	38,025	63,122
Performant Financial Corp.[a,b]	2,246	27,581
PHH Corp.[a]	13,411	294,506
Premier Exhibitions Inc.[a,b]	6,180	16,439
PRGX Global Inc.[a]	5,011	34,826
Providence Service Corp. (The)[a,b]	2,999	55,452
Quad Graphics Inc.	6,071	145,340
Quanta Services Inc.[a]	50,077	1,431,201
R.R. Donnelley & Sons Co.[b]	42,723	514,812
Rent-A-Center Inc.	14,100	520,854
Resources Connection Inc.	10,054	127,686
Robert Half International Inc.	33,987	1,275,532
Rollins Inc.	15,189	372,890
RPX Corp.[a]	5,047	71,213
SAIC Inc.	67,610	916,115
SEI Investments Co.	32,695	943,251
Service Corp. International	51,679	864,590
ServiceSource International Inc.[a,b]	11,773	83,235
Sotheby’s	16,066	601,029
Standard Parking Corp.[a,b]	3,685	76,280
Steiner Leisure Ltd.[a,b]	3,628	175,450
Stewart Enterprises Inc. Class Ab	17,999	167,211
Strayer Education Inc.	2,804	135,658
Swisher Hygiene Inc.[a]	26,786	34,554
Team Health Holdings Inc.[a]	6,759	245,892
Team Inc.[a,b]	4,734	194,425
TeleTech Holdings Inc.[a,b]	5,434	115,255
TMS International Corp.[a,b]	2,980	39,336
Total System Services Inc.	38,500	954,030
Towers Watson & Co. Class A	14,441	1,001,050
Tree.com Inc.	1,470	27,180

8	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2013

Security	Shares	Value

TrueBlue Inc.[a,b]	9,624	$203,451
United Rentals Inc.[a,b]	22,483	1,235,891
Universal Technical Institute Inc.	5,070	64,034
Valassis Communications Inc.	9,453	282,361
Vantiv Inc. Class Aa,b	9,383	222,752
Verisk Analytics Inc. Class Aa	35,133	2,165,247
Viad Corp.	4,736	130,998
VistaPrint NVa,b	8,101	313,185
Weight Watchers International Inc.[b]	6,306	265,546
Western Union Co.	135,535	2,038,446
WEX Inc.[a,b]	9,353	734,210
Xoom Corp.[a]	1,729	39,490

		79,614,051
COMPUTERS — 5.53%
3D Systems Corp.[a,b]	18,519	597,053
Accenture PLC Class A	153,370	11,651,519
Acorn Energy Inc.[b]	4,277	31,436
Agilysys Inc.[a,b]	3,464	34,432
Apple Inc.	222,594	98,526,782
Brocade Communications Systems Inc.[a]	109,291	630,609
CACI International Inc. Class Aa,b	5,523	319,616
Cadence Design Systems Inc.[a]	65,375	910,674
Carbonite Inc.[a,b]	2,701	29,576
CIBER Inc.[a,b]	17,350	81,545
Cognizant Technology Solutions Corp. Class Aa	72,688	5,568,628
Computer Sciences Corp.	37,171	1,829,928
Computer Task Group Inc.[b]	3,708	79,314
Cray Inc.[a,b]	8,736	202,763
Datalink Corp.[a,b]	3,634	43,899
Dell Inc.	351,336	5,034,645
Diebold Inc.	14,946	453,163
Digimarc Corp.	1,695	37,239
DST Systems Inc.	7,930	565,171
Echelon Corp.[a,b]	9,071	22,133
Electronics For Imaging Inc.[a,b]	11,029	279,695
EMC Corp.[a]	498,998	11,921,062
FleetMatics Group PLC[a]	2,295	55,654
Fortinet Inc.[a]	31,091	736,235
Fusion-io Inc.[a,b]	15,999	261,904
Hewlett-Packard Co.	471,233	11,234,195
iGATE Corp.[a,b]	7,655	143,990
IHS Inc. Class Aa	12,008	1,257,478
Imation Corp.[a,b]	7,502	28,658

Security	Shares	Value

Immersion Corp.[a]	6,609	$77,590
Insight Enterprises Inc.[a]	10,502	216,551
International Business Machines Corp.	259,488	55,348,790
j2 Global Inc.	11,017	431,977
Jack Henry & Associates Inc.	20,767	959,643
KEY Tronic Corp.[a,b]	2,516	28,833
Keyw Holding Corp. (The)[a,b]	5,814	93,780
Lexmark International Inc. Class A	14,721	388,634
LivePerson Inc.[a,b]	13,074	177,545
Manhattan Associates Inc.[a,b]	4,836	359,266
Mattersight Corp.[a,b]	2,450	10,510
Maxwell Technologies Inc.[a,b]	7,085	38,188
Mentor Graphics Corp.[b]	22,084	398,616
Mercury Systems Inc.[a,b]	7,282	53,668
MICROS Systems Inc.[a,b]	19,129	870,561
MTS Systems Corp.	3,803	221,144
NCR Corp.[a]	37,801	1,041,796
NetApp Inc.[a]	86,706	2,961,877
NetScout Systems Inc.[a,b]	8,708	213,956
OCZ Technology Group Inc.[a,b]	16,044	28,879
Qualys Inc.[a,b]	3,750	46,275
Quantum Corp.[a,b]	55,668	71,255
RadiSys Corp.[a,b]	5,454	26,834
RealD Inc.[a,b]	10,454	135,902
Riverbed Technology Inc.[a]	38,753	577,807
SanDisk Corp.[a]	58,163	3,198,965
Silicon Graphics International Corp.[a,b]	7,725	106,219
Spansion Inc. Class Aa	11,435	147,168
STEC Inc.[a,b]	8,684	38,383
Stratasys Ltd.[a,b]	7,083	525,700
Super Micro Computer Inc.[a,b]	6,930	78,240
Sykes Enterprises Inc.[a,b]	9,206	146,928
Synaptics Inc.[a,b]	7,992	325,194
Synopsys Inc.[a]	36,609	1,313,531
Syntel Inc.	3,644	246,043
Teradata Corp.[a]	40,258	2,355,496
Unisys Corp.[a,b]	10,369	235,895
Virtusa Corp.[a,b]	4,430	105,257
Vocera Communications Inc.[a]	1,612	37,076
Western Digital Corp.	52,904	2,660,013

		228,868,981
COSMETICS & PERSONAL CARE — 1.68%
Avon Products Inc.	103,350	2,142,445

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2013

Security	Shares	Value

Colgate-Palmolive Co.	113,422	$13,387,199
Elizabeth Arden Inc.[a,b]	5,994	241,258
Estee Lauder Companies Inc. (The) Class A	54,920	3,516,528
Inter Parfums Inc.	3,913	95,595
Procter & Gamble Co. (The)	652,289	50,265,390
Revlon Inc. Class Aa,b	2,744	61,356

		69,709,771
DISTRIBUTION & WHOLESALE — 0.44%
Arrow Electronics Inc.[a]	24,864	1,009,976
Beacon Roofing Supply Inc.[a,b]	11,143	430,788
BlueLinx Holdings Inc.[a,b]	7,963	22,695
Core-Mark Holding Co. Inc.	2,728	139,974
Fastenal Co.	70,613	3,625,978
Fossil Inc.[a]	13,005	1,256,283
Genuine Parts Co.	37,233	2,904,174
Houston Wire & Cable Co.	4,149	53,730
Ingram Micro Inc. Class Aa	36,166	711,747
LKQ Corp.[a]	70,152	1,526,507
MWI Veterinary Supply Inc.[a,b]	3,004	397,309
Owens & Minor Inc.	15,145	493,121
Pool Corp.	11,273	541,104
Rentrak Corp.[a,b]	2,250	49,455
ScanSource Inc.[a,b]	6,527	184,192
Titan Machinery Inc.[a,b]	4,038	112,054
United Stationers Inc.	9,648	372,895
W.W. Grainger Inc.	13,948	3,138,021
Watsco Inc.	6,978	587,408
WESCO International Inc.[a]	10,359	752,167

		18,309,578
DIVERSIFIED FINANCIAL SERVICES — 2.52%
Affiliated Managers Group Inc.[a]	12,220	1,876,625
Air Lease Corp.	15,991	468,856
Aircastle Ltd.[b]	13,959	190,959
American Express Co.	237,990	16,054,805
Ameriprise Financial Inc.	49,397	3,638,089
Arlington Asset Investment Corp. Class A	2,684	69,274
Artio Global Investors Inc. Class A	7,271	19,777
Asset Acceptance Capital Corp.[a,b]	3,780	25,477
Asta Funding Inc.	2,304	22,118
BGC Partners Inc. Class A	23,357	97,165
BlackRock Inc.[c]	30,384	7,805,042
Calamos Asset Management Inc. Class A	4,690	55,201

Security	Shares	Value

California First National Bancorp	493	$8,524
CBOE Holdings Inc.	21,067	778,215
Charles Schwab Corp. (The)	256,222	4,532,567
CIFC Corp.[a,b]	1,524	12,543
CME Group Inc.	79,163	4,859,817
Cohen & Steers Inc.	4,385	158,167
Cowen Group Inc. Class Aa	20,853	58,806
Credit Acceptance Corp.[a,b]	1,863	227,547
DFC Global Corp.[a]	10,440	173,722
Diamond Hill Investment Group Inc.	652	50,732
Discover Financial Services	118,325	5,305,693
Doral Financial Corp.[a]	29,606	20,863
Duff & Phelps Corp. Class A	7,576	117,504
E*TRADE Financial Corp.[a]	67,733	725,420
Eaton Vance Corp. NVS	27,495	1,150,116
Ellie Mae Inc.[a]	5,974	143,675
Encore Capital Group Inc.[a,b]	5,208	156,761
Evercore Partners Inc. Class A	6,807	283,171
FBR & Co.[a,b]	2,216	41,949
Federal Agricultural Mortgage Corp. Class C NVS	2,422	74,573
Federated Investors Inc. Class B	21,779	515,509
Financial Engines Inc.	10,973	397,442
First Marblehead Corp. (The)[a,b]	12,882	13,011
Franklin Resources Inc.	33,245	5,013,679
FXCM Inc. Class A	5,535	75,719
GAIN Capital Holdings Inc.	3,563	15,891
GAMCO Investors Inc. Class A	1,541	81,843
GFI Group Inc.	16,464	54,990
Greenhill & Co. Inc.	6,900	368,322
Higher One Holdings Inc.[a,b]	7,677	68,249
Home Loan Servicing Solutions Ltd.[b]	12,611	294,215
Horizon Technology Finance Corp.	1,828	26,707
Interactive Brokers Group Inc. Class A	9,475	141,272
IntercontinentalExchange Inc.[a]	17,362	2,831,221
INTL FCStone Inc.[a,b]	3,340	58,149
Invesco Ltd.	106,950	3,097,272
Investment Technology Group Inc.[a,b]	9,162	101,149
Janus Capital Group Inc.	44,700	420,180
JMP Group Inc.	3,453	23,860
Knight Capital Group Inc. Class Aa	44,031	163,795
Ladenburg Thalmann Financial Services Inc.[a,b]	24,773	41,123
Lazard Ltd. Class A	27,236	929,565

10	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2013

Security	Shares	Value

Legg Mason Inc.	30,852	$991,892
LPL Financial Holdings Inc.	12,000	386,880
Manning & Napier Inc.	3,234	53,490
MarketAxess Holdings Inc.	8,674	323,540
Marlin Business Services Corp.	1,998	46,334
Medley Capital Corp.	5,494	87,080
MicroFinancial Inc.	2,024	17,062
NASDAQ OMX Group Inc. (The)	27,731	895,711
National Financial Partners Corp.[a]	9,630	216,001
Nationstar Mortgage Holdings Inc.[a,b]	4,550	167,895
Nelnet Inc. Class A	5,643	190,733
Netspend Holdings Inc.[a]	7,369	117,093
NewStar Financial Inc.[a,b]	6,186	81,841
Nicholas Financial Inc.	2,501	36,765
NYSE Euronext Inc.	60,811	2,349,737
Ocwen Financial Corp.[a]	25,620	971,510
Oppenheimer Holdings Inc. Class A	2,413	46,981
Piper Jaffray Companies Inc.[a,b]	3,591	123,171
Portfolio Recovery Associates Inc.[a,b]	4,102	520,626
Pzena Investment Management Inc. Class A	2,675	17,388
Raymond James Financial Inc.	27,068	1,247,835
Regional Management Corp.[a,b]	1,145	23,129
SeaCube Container Leasing Ltd.[b]	2,576	59,145
SLM Corp.	108,988	2,232,074
Stifel Financial Corp.[a,b]	14,524	503,547
SWS Group Inc.[a]	6,799	41,134
T. Rowe Price Group Inc.	60,786	4,551,048
TD Ameritrade Holding Corp.	55,159	1,137,379
Teton Advisors Inc. Class Bb	32	600
Virtus Investment Partners Inc.[a,b]	1,453	270,665
Visa Inc. Class A	124,218	21,097,185
Waddell & Reed Financial Inc. Class A	20,500	897,490
WageWorks Inc.[a,b]	1,571	39,322
Walter Investment Management Corp.[a]	8,483	315,992
Westwood Holdings Group Inc.	1,593	70,777
WhiteHorse Finance Inc.	1,585	25,091
WisdomTree Investments Inc.[a,b]	13,936	144,934
World Acceptance Corp.[a,b]	2,483	213,215
ZAIS Financial Corp.[a]	1,343	27,706

		104,476,914
ELECTRIC — 2.95%
AES Corp. (The)	153,446	1,928,816

Security	Shares	Value

ALLETE Inc.	9,039	$443,092
Alliant Energy Corp.	26,390	1,324,250
Ameren Corp.	58,007	2,031,405
Ameresco Inc. Class Aa,b	4,777	35,350
American Electric Power Co. Inc.	115,666	5,624,838
Atlantic Power Corp.	27,141	133,805
Avista Corp.	13,935	381,819
Black Hills Corp.	10,499	462,376
Calpine Corp.[a]	90,554	1,865,412
CH Energy Group Inc.	3,536	231,219
Cleco Corp.	14,492	681,559
CMS Energy Corp.	62,604	1,749,156
Consolidated Edison Inc.	69,782	4,258,795
Dominion Resources Inc.	136,358	7,933,308
DTE Energy Co.	40,651	2,778,089
Duke Energy Corp.	167,632	12,168,407
Edison International	77,655	3,907,600
El Paso Electric Co.	9,506	319,877
Empire District Electric Co. (The)	10,017	224,381
EnerNOC Inc.[a,b]	5,924	102,900
Entergy Corp.	42,336	2,677,329
Exelon Corp.	203,570	7,019,094
FirstEnergy Corp.	99,860	4,214,092
Genie Energy Ltd. Class B	3,644	33,743
Great Plains Energy Inc.	32,452	752,562
Hawaiian Electric Industries Inc.	23,029	638,134
IDACORP Inc.	11,859	572,434
Integrys Energy Group Inc.	18,611	1,082,416
ITC Holdings Corp.	12,233	1,091,918
MDU Resources Group Inc.	44,909	1,122,276
MGE Energy Inc.	5,496	304,698
National Fuel Gas Co.	17,221	1,056,508
NextEra Energy Inc.	99,529	7,731,413
Northeast Utilities	74,804	3,250,982
NorthWestern Corp.	8,698	346,702
NRG Energy Inc.	76,521	2,027,041
NV Energy Inc.	56,089	1,123,463
OGE Energy Corp.	23,606	1,651,948
Ormat Technologies Inc.[b]	4,192	86,565
Otter Tail Corp.	8,664	269,797
Pepco Holdings Inc.	54,257	1,161,100
PG&E Corp.	100,601	4,479,762
Pike Electric Corp.	3,836	54,586
Pinnacle West Capital Corp.	26,233	1,518,628
PNM Resources Inc.	18,980	442,044

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2013

Security	Shares	Value

Portland General Electric Co.	17,997	$545,849
PPL Corp.	138,269	4,329,202
Public Service Enterprise Group Inc.	120,630	4,142,434
SCANA Corp.	27,857	1,425,164
Southern Co. (The)	207,094	9,716,850
TECO Energy Inc.	51,313	914,398
UIL Holdings Corp.	12,039	476,624
Unitil Corp.	3,289	92,520
UNS Energy Corp.	9,569	468,307
Westar Energy Inc.	30,023	996,163
Wisconsin Energy Corp.	55,066	2,361,781
Xcel Energy Inc.	116,180	3,450,546

		122,215,527
ELECTRICAL COMPONENTS & EQUIPMENT — 0.49%
Acuity Brands Inc.	10,062	697,800
Advanced Energy Industries Inc.[a,b]	9,435	172,661
American Superconductor Corp.[a,b]	9,231	24,555
AMETEK Inc.	57,609	2,497,926
Belden Inc.	10,781	556,839
Capstone Turbine Corp.[a,b]	71,000	63,900
Coleman Cable Inc.	1,939	29,085
Emerson Electric Co.	174,829	9,767,696
Encore Wire Corp.	3,895	136,403
Energizer Holdings Inc.	14,543	1,450,373
EnerSys Inc.[a,b]	11,379	518,655
Generac Holdings Inc.	5,923	209,319
General Cable Corp.[a]	11,782	431,575
GrafTech International Ltd.[a,b]	27,966	214,779
Graham Corp.	2,456	60,761
Hubbell Inc. Class B	14,085	1,367,794
Insteel Industries Inc.	4,116	67,173
Littelfuse Inc.	5,138	348,613
Molex Inc.	32,866	962,317
Powell Industries Inc.[a,b]	2,119	111,396
Power-One Inc.[a,b]	15,895	65,964
SunPower Corp.[a,b]	9,434	108,868
Universal Display Corp.[a,b]	9,444	277,559
Vicor Corp.[a]	4,553	22,628

		20,164,639
ELECTRONICS — 1.23%
Agilent Technologies Inc.	82,933	3,480,698
American Science and Engineering Inc.	1,983	120,943
Amphenol Corp. Class A	38,671	2,886,790
Analogic Corp.	2,892	228,526

Security	Shares	Value

Avnet Inc.[a]	32,214	$1,166,147
AVX Corp.	11,455	136,315
Badger Meter Inc.	3,445	184,376
Bel Fuse Inc. Class B	2,611	40,758
Benchmark Electronics Inc.[a,b]	13,625	245,522
Brady Corp. Class A	11,631	389,987
Checkpoint Systems Inc.[a,b]	9,625	125,703
Coherent Inc.	5,591	317,233
CTS Corp.	7,985	83,363
Cymer Inc.[a,b]	7,441	715,080
Daktronics Inc.	8,611	90,416
Electro Scientific Industries Inc.	5,510	60,886
ESCO Technologies Inc.	6,386	260,932
FARO Technologies Inc.[a]	4,041	175,339
FEI Co.[b]	8,987	580,111
FLIR Systems Inc.	36,709	954,801
Fluidigm Corp.[a,b]	5,816	107,654
Garmin Ltd.	25,903	855,835
Gentex Corp.	34,382	687,984
GSI Group Inc.[a,b]	6,941	59,207
Honeywell International Inc.	185,186	13,953,765
II-VI Inc.[a,b]	12,502	213,034
InvenSense Inc.[a,b]	8,663	92,521
Itron Inc.[a]	9,489	440,290
Jabil Circuit Inc.	44,053	814,099
Kemet Corp.[a,b]	10,623	66,394
Measurement Specialties Inc.[a,b]	3,577	142,257
Mesa Laboratories Inc.	635	33,649
Methode Electronics Inc.	8,962	115,431
Mettler-Toledo International Inc.[a]	7,507	1,600,643
Multi-Fineline Electronix Inc.[a,b]	2,086	32,187
National Instruments Corp.	22,135	724,921
Newport Corp.[a,b]	9,129	154,463
NVE Corp.[a,b]	1,103	62,231
OSI Systems Inc.[a]	4,696	292,514
Park Electrochemical Corp.	4,958	125,636
PerkinElmer Inc.	27,052	910,029
Plexus Corp.[a]	8,274	201,141
Rofin-Sinar Technologies Inc.[a,b]	6,751	182,885
Rogers Corp.[a,b]	3,845	183,099
Sanmina Corp.[a,b]	19,456	221,020
Stoneridge Inc.[a,b]	6,590	50,282
Sypris Solutions Inc.	2,551	10,663
Taser International Inc.[a,b]	13,095	104,105
Tech Data Corp.[a]	9,462	431,562

12	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2013

Security	Shares	Value

Thermo Fisher Scientific Inc.	87,650	$6,704,348
Trimble Navigation Ltd.[a]	59,878	1,793,945
TTM Technologies Inc.[a,b]	12,702	96,535
Tyco International Ltd.	110,329	3,530,528
Viasystems Group Inc.[a,b]	923	12,036
Vishay Intertechnology Inc.[a]	31,327	426,360
Vishay Precision Group Inc.[a,b]	2,852	41,896
Waters Corp.[a]	21,255	1,996,057
Watts Water Technologies Inc. Class A	6,687	320,909
Woodward Inc.	16,424	653,018
Zagg Inc.[a,b]	6,069	44,182
Zygo Corp.[a,b]	3,868	57,285

		50,790,526
ENERGY — ALTERNATE SOURCES — 0.01%
Amyris Inc.[a,b]	7,229	22,265
Clean Energy Fuels Corp.[a,b]	15,696	204,048
Enphase Energy Inc.[a,b]	1,909	11,836
FuelCell Energy Inc.[a,b]	35,198	33,220
FutureFuel Corp.	4,645	56,437
Gevo Inc.[a,b]	7,124	15,958
Green Plains Renewable Energy Inc.[a,b]	5,959	68,171
KiOR Inc. Class Aa,b	6,281	29,207
Renewable Energy Group Inc.[a]	1,750	13,457
REX American Resources Corp.[a]	1,472	32,561
Saratoga Resources Inc.[a,b]	4,962	13,199
Solarcity Corp.[a]	3,145	59,377
Solazyme Inc.[a,b]	7,788	60,824

		620,560
ENGINEERING & CONSTRUCTION — 0.29%
AECOM Technology Corp.[a]	24,650	808,520
Aegion Corp.[a,b]	9,376	217,054
Argan Inc.	2,367	35,292
Chicago Bridge & Iron Co. NV	25,108	1,559,207
Dycom Industries Inc.[a]	7,968	156,890
EMCOR Group Inc.	15,889	673,535
Engility Holdings Inc.[a]	3,820	91,604
Exponent Inc.	3,188	171,961
Fluor Corp.	40,393	2,679,268
Granite Construction Inc.	9,213	293,342
Jacobs Engineering Group Inc.[a]	30,692	1,726,118
KBR Inc.	35,318	1,133,001
Layne Christensen Co.[a,b]	4,718	100,871
MasTec Inc.[a,b]	13,010	379,241

Security	Shares	Value

McDermott International Inc.[a]	55,926	$614,627
Michael Baker Corp.	2,063	50,543
Mistras Group Inc.[a,b]	3,703	89,650
MYR Group Inc.[a,b]	4,914	120,688
Orion Marine Group Inc.[a,b]	6,281	62,433
Sterling Construction Co. Inc.[a,b]	3,817	41,567
Tutor Perini Corp.[a,b]	8,508	164,204
URS Corp.	18,022	854,423
VSE Corp.	958	23,940

		12,047,979
ENTERTAINMENT — 0.20%
Bally Technologies Inc.[a,b]	8,978	466,587
Bluegreen Corp.[a,b]	3,446	33,909
Carmike Cinemas Inc.[a,b]	4,228	76,611
Churchill Downs Inc.	3,065	214,673
Cinemark Holdings Inc.	27,374	805,891
Dolby Laboratories Inc. Class A	11,993	402,485
DreamWorks Animation SKG Inc. Class Aa,b	16,071	304,706
International Game Technology	63,463	1,047,139
International Speedway Corp. Class A	6,546	213,923
Isle of Capri Casinos Inc.[a,b]	5,266	33,123
Lions Gate Entertainment Corp.[a,b]	19,975	474,806
Madison Square Garden Inc. Class Aa	14,394	829,094
Marriott Vacations Worldwide Corp.[a]	6,307	270,633
Multimedia Games Holding Co. Inc.[a,b]	6,490	135,446
National CineMedia Inc.	13,309	210,016
Penn National Gaming Inc.[a]	15,725	855,912
Pinnacle Entertainment Inc.[a,b]	14,983	219,051
Reading International Inc. Class Aa,b	4,030	22,568
Regal Entertainment Group Class Ab	19,503	325,115
Scientific Games Corp. Class Aa,b	13,437	117,574
SHFL Entertainment Inc.[a]	13,080	216,736
Six Flags Entertainment Corp.	8,550	619,704
Speedway Motorsports Inc.	2,743	49,347
Vail Resorts Inc.	8,582	534,830

		8,479,879
ENVIRONMENTAL CONTROL — 0.32%
ADA-ES Inc.[a,b]	2,122	56,381
Calgon Carbon Corp.[a,b]	13,578	245,762
Casella Waste Systems Inc. Class Aa,b	8,842	38,640

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2013

Security	Shares	Value

CECO Environmental Corp.	1,731	$22,382
Clean Harbors Inc.[a,b]	12,800	743,552
Covanta Holding Corp.	25,796	519,789
Darling International Inc.[a]	28,035	503,509
Energy Recovery Inc.[a,b]	10,651	39,409
EnergySolutions Inc.[a,b]	18,574	69,652
GSE Holding Inc.[a,b]	1,924	15,892
Heckmann Corp.[a,b]	31,793	136,392
Heritage-Crystal Clean Inc.[a,b]	1,831	27,648
Met-Pro Corp.	3,418	35,308
Metalico Inc.[a,b]	9,359	15,162
Mine Safety Appliances Co.	6,531	324,068
Republic Services Inc.	72,451	2,390,883
Stericycle Inc.[a]	20,349	2,160,657
Tetra Tech Inc.[a,b]	15,051	458,905
TRC Companies Inc.[a,b]	3,574	23,052
US Ecology Inc.	4,407	117,006
Waste Connections Inc.	29,344	1,055,797
Waste Management Inc.	110,403	4,328,902

		13,328,748
FOOD — 1.92%
Annie’s Inc.[a,b]	1,173	44,879
Arden Group Inc. Class A	251	25,374
B&G Foods Inc. Class A	12,449	379,570
Boulder Brands Inc.[a,b]	13,980	125,540
Cal-Maine Foods Inc.	3,473	147,811
Calavo Growers Inc.	2,742	78,915
Campbell Soup Co.	41,554	1,884,889
Chefs’ Warehouse Inc. (The)[a,b]	2,623	48,447
Chiquita Brands International Inc.[a,b]	10,674	82,830
ConAgra Foods Inc.	99,082	3,548,126
Dean Foods Co.[a]	43,809	794,257
Diamond Foods Inc.[a,b]	5,213	87,891
Dole Food Co. Inc.[a,b]	8,360	91,124
Flowers Foods Inc.	26,593	875,973
Fresh Del Monte Produce Inc.[b]	9,036	243,791
Fresh Market Inc. (The)[a]	6,498	277,920
General Mills Inc.	154,443	7,615,584
H.J. Heinz Co.	76,303	5,514,418
Hain Celestial Group Inc.[a,b]	8,748	534,328
Harris Teeter Supermarkets Inc.	10,414	444,782
Hershey Co. (The)	35,802	3,133,749
Hillshire Brands Co.	28,192	990,949
Hormel Foods Corp.	31,979	1,321,372
Ingles Markets Inc. Class A	2,919	62,700

Security	Shares	Value

Ingredion Inc.	18,207	$1,316,730
Inventure Foods Inc.[a,b]	3,158	24,569
J&J Snack Foods Corp.	3,516	270,345
J.M. Smucker Co. (The)	26,737	2,651,241
John B. Sanfilippo & Son Inc.	1,893	37,822
Kellogg Co.	57,670	3,715,678
Kraft Foods Group Inc.	141,118	7,271,811
Kroger Co. (The)	125,759	4,167,653
Lancaster Colony Corp.	4,381	337,337
Lifeway Foods Inc.	1,058	14,706
McCormick & Co. Inc. NVS	31,843	2,342,053
Mondelez International Inc. Class A	421,349	12,897,493
Nash-Finch Co.	2,963	58,016
Pilgrim’s Pride Corp.[a,b]	14,227	130,746
Post Holdings Inc.[a]	6,564	281,793
Safeway Inc.	57,208	1,507,431
Sanderson Farms Inc.	5,443	297,297
Seaboard Corp.	73	204,399
Seneca Foods Corp. Class Aa,b	2,131	70,366
Smithfield Foods Inc.[a]	32,438	858,958
Snyders-Lance Inc.	10,471	264,497
Spartan Stores Inc.	5,144	90,277
SUPERVALU Inc.[b]	50,242	253,220
Sysco Corp.	139,596	4,909,591
Tootsie Roll Industries Inc.	5,754	172,093
TreeHouse Foods Inc.[a]	8,545	556,707
Tyson Foods Inc. Class A	69,611	1,727,745
United Natural Foods Inc.[a,b]	11,633	572,344
Village Super Market Inc. Class A	1,992	67,111
Weis Markets Inc.	2,642	107,529
WhiteWave Foods Co. Class Aa,b	5,685	97,043
Whole Foods Market Inc.	43,733	3,793,838

		79,423,658
FOREST PRODUCTS & PAPER — 0.23%
Boise Inc.	23,864	206,662
Buckeye Technologies Inc.	9,364	280,452
Clearwater Paper Corp.[a]	5,540	291,902
Deltic Timber Corp.	2,612	179,497
Domtar Corp.	8,626	669,550
International Paper Co.	104,219	4,854,521
KapStone Paper and Packaging Corp.	9,602	266,936
MeadWestvaco Corp.	41,427	1,503,800
Neenah Paper Inc.	3,804	117,011
Orchids Paper Products Co.	1,400	32,662

14	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2013

Security	Shares	Value

P.H. Glatfelter Co.	10,113	$236,442
Resolute Forest Products Inc.[a]	19,242	311,335
Schweitzer-Mauduit International Inc.	7,382	285,905
Wausau Paper Corp.	10,456	112,716

		9,349,391
GAS — 0.41%
AGL Resources Inc.	28,132	1,180,137
Atmos Energy Corp.	21,420	914,420
CenterPoint Energy Inc.	102,153	2,447,586
Chesapeake Utilities Corp.	2,320	113,796
Delta Natural Gas Co. Inc.	1,631	35,654
Laclede Group Inc. (The)	5,369	229,256
New Jersey Resources Corp.	9,893	443,701
NiSource Inc.	73,598	2,159,365
Northwest Natural Gas Co.	6,387	279,878
Piedmont Natural Gas Co.	16,973	558,072
Questar Corp.	42,417	1,032,006
Sempra Energy	57,407	4,589,116
South Jersey Industries Inc.	7,206	400,581
Southwest Gas Corp.	10,945	519,450
UGI Corp.	26,739	1,026,510
Vectren Corp.	19,549	692,426
WGL Holdings Inc.	12,239	539,740

		17,161,694
HAND & MACHINE TOOLS — 0.18%
Franklin Electric Co. Inc.	11,168	374,910
Hardinge Inc.	2,784	37,946
Kennametal Inc.	19,086	745,117
Lincoln Electric Holdings Inc.	19,897	1,078,019
Regal Beloit Corp.	9,976	813,643
Snap-on Inc.	13,835	1,144,154
Stanley Black & Decker Inc.	38,207	3,093,621

		7,287,410
HEALTH CARE — PRODUCTS — 2.02%
Abaxis Inc.	5,151	243,745
ABIOMED Inc.[a,b]	7,937	148,184
Accuray Inc.[a,b]	17,009	78,922
Affymetrix Inc.[a,b]	16,278	76,832
Alere Inc.[a]	19,079	487,087
Alphatec Holdings Inc.[a,b]	12,542	26,464
AngioDynamics Inc.[a,b]	5,832	66,660
ArthroCare Corp.[a]	6,545	227,504
AtriCure Inc.[a,b]	3,598	28,496

Security	Shares	Value

Atrion Corp.	398	$76,412
Baxter International Inc.	131,315	9,538,722
Becton, Dickinson and Co.	48,313	4,619,206
BG Medicine Inc.[a,b]	2,588	4,814
Boston Scientific Corp.[a]	323,159	2,523,872
Bruker Corp.[a]	22,111	422,320
C.R. Bard Inc.	20,044	2,020,034
Cantel Medical Corp.	5,049	151,773
Cardiovascular Systems Inc.[a,b]	3,885	79,565
CareFusion Corp.[a]	52,816	1,848,032
Cepheid Inc.[a,b]	15,602	598,649
Cerus Corp.[a,b]	12,917	57,093
Chindex International Inc.[a,b]	2,644	36,329
Conceptus Inc.[a,b]	7,443	179,748
CONMED Corp.	6,705	228,372
Cooper Companies Inc. (The)	11,282	1,217,102
Covidien PLC	115,071	7,806,417
CryoLife Inc.	6,486	38,981
Cyberonics Inc.[a,b]	6,510	304,733
Cynosure Inc. Class Aa	2,270	59,406
DexCom Inc.[a,b]	16,253	271,750
Edwards Lifesciences Corp.[a]	27,350	2,247,076
Endologix Inc.[a,b]	13,143	212,259
EnteroMedics Inc.[a,b]	6,087	6,087
Exactech Inc.[a,b]	1,968	40,718
Female Health Co. (The)	4,769	34,528
Genomic Health Inc.[a,b]	3,789	107,153
Globus Medical Inc. Class Aa,b	2,387	35,041
Greatbatch Inc.[a,b]	5,665	169,214
Haemonetics Corp.[a,b]	12,038	501,503
Hanger Inc.[a,b]	8,092	255,141
Hansen Medical Inc.[a,b]	12,415	24,954
HeartWare International Inc.[a,b]	4,101	362,651
Henry Schein Inc.[a]	21,482	1,988,159
Hill-Rom Holdings Inc.	14,736	519,002
Hologic Inc.[a,b]	62,896	1,421,450
Hospira Inc.[a]	39,271	1,289,267
ICU Medical Inc.[a,b]	2,954	174,138
IDEXX Laboratories Inc.[a,b]	13,095	1,209,847
ImmunoCellular Therapeutics Ltd.[a,b]	14,306	39,198
Insulet Corp.[a,b]	11,349	293,485
Integra LifeSciences Holdings Corp.[a,b]	4,594	179,212
Intuitive Surgical Inc.[a]	9,470	4,651,569
Invacare Corp.	7,583	98,958

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2013

Security	Shares	Value

LipoScience Inc.[a]	1,445	$15,187
Luminex Corp.[a,b]	9,887	163,333
MAKO Surgical Corp.[a,b]	8,595	95,834
Masimo Corp.	11,817	231,850
Medtronic Inc.	246,986	11,598,463
Merge Healthcare Inc.[a,b]	13,402	38,732
Meridian Bioscience Inc.	9,739	222,244
Merit Medical Systems Inc.[a,b]	9,961	122,122
Natus Medical Inc.[a]	7,027	94,443
Navidea Biopharmaceuticals Inc.[a,b]	23,061	62,495
NuVasive Inc.[a,b]	10,269	218,832
NxStage Medical Inc.[a,b]	11,675	131,694
OraSure Technologies Inc.[a,b]	12,806	69,152
Orthofix International NVa,b	4,446	159,478
Palomar Medical Technologies Inc.[a,b]	4,424	59,680
PhotoMedex Inc.[a]	3,148	50,651
QIAGEN NVa	55,981	1,180,080
Quidel Corp.[a,b]	6,824	162,070
ResMed Inc.	34,177	1,584,446
Rochester Medical Corp.[a,b]	2,543	37,179
Rockwell Medical Technologies Inc.[a,b]	4,990	19,760
Sirona Dental Systems Inc.[a]	13,238	976,038
Solta Medical Inc.[a,b]	16,345	35,959
Spectranetics Corp.[a]	8,064	149,426
St. Jude Medical Inc.	67,347	2,723,513
Staar Surgical Co.[a,b]	8,654	48,722
Steris Corp.	13,681	569,266
Stryker Corp.	73,822	4,816,147
SurModics Inc.[a,b]	3,711	101,125
Symmetry Medical Inc.[a,b]	8,840	101,218
TECHNE Corp.	8,781	595,791
Teleflex Inc.	9,729	822,198
Thoratec Corp.[a,b]	13,934	522,525
Tornier NVa,b	3,591	67,690
Unilife Corp.[a,b]	19,208	41,873
Utah Medical Products Inc.	791	38,577
Varian Medical Systems Inc.[a]	26,652	1,918,944
Vascular Solutions Inc.[a,b]	3,924	63,647
Volcano Corp.[a,b]	12,632	281,188
West Pharmaceutical Services Inc.	8,032	521,598
Wright Medical Group Inc.[a,b]	9,216	219,433
Zeltiq Aesthetics Inc.[a,b]	4,075	15,567
Zimmer Holdings Inc.	42,019	3,160,669

		83,436,673

Security	Shares	Value

HEALTH CARE — SERVICES — 1.28%
Acadia Healthcare Co. Inc.[a,b]	5,465	$160,616
Aetna Inc.	78,203	3,997,737
Air Methods Corp.	9,089	438,453
Almost Family Inc.	1,907	38,960
Amedisys Inc.[a,b]	7,083	78,763
AmSurg Corp.[a,b]	7,491	251,997
Assisted Living Concepts Inc. Class A	4,541	53,992
Bio-Reference Laboratories Inc.[a,b]	5,888	152,970
Brookdale Senior Living Inc.[a]	23,161	645,729
Capital Senior Living Corp.[a]	6,750	178,403
Centene Corp.[a,b]	12,224	538,345
Cigna Corp.	68,711	4,285,505
Community Health Systems Inc.	21,640	1,025,520
Covance Inc.[a]	13,217	982,287
Coventry Health Care Inc.	32,033	1,506,512
DaVita HealthCare Partners Inc.[a]	22,424	2,659,262
Emeritus Corp.[a]	7,264	201,867
Ensign Group Inc. (The)	4,149	138,577
Five Star Quality Care Inc.[a,b]	8,928	59,728
Gentiva Health Services Inc.[a]	7,115	76,984
HCA Holdings Inc.	39,520	1,605,698
Health Management Associates Inc. Class Aa	60,827	782,843
Health Net Inc.[a]	19,837	567,735
HealthSouth Corp.[a,b]	22,760	600,181
Healthways Inc.[a,b]	7,907	96,861
Humana Inc.	38,974	2,693,493
IPC The Hospitalist Co. Inc.[a,b]	3,928	174,717
Kindred Healthcare Inc.[a,b]	12,656	133,268
Laboratory Corp. of America Holdings[a]	23,143	2,087,499
LHC Group Inc.[a,b]	3,670	78,868
LifePoint Hospitals Inc.[a]	11,563	560,343
Magellan Health Services Inc.[a,b]	6,459	307,255
MEDNAX Inc.[a]	11,702	1,048,850
Molina Healthcare Inc.[a]	7,108	219,424
National Healthcare Corp.	2,527	115,534
Quest Diagnostics Inc.	37,769	2,132,060
Select Medical Holdings Corp.	8,271	74,439
Skilled Healthcare Group Inc. Class Aa,b	4,502	29,578
Tenet Healthcare Corp.[a]	24,590	1,169,992

16	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2013

Security	Shares	Value

Triple-S Management Corp. Class Ba,b	4,556	$79,366
U.S. Physical Therapy Inc.	2,856	76,684
UnitedHealth Group Inc.	246,565	14,105,984
Universal American Corp.[b]	8,926	74,354
Universal Health Services Inc. Class B	21,286	1,359,537
Vanguard Health Systems Inc.[a]	7,588	112,834
WellCare Health Plans Inc.[a,b]	10,278	595,713
WellPoint Inc.	71,763	4,752,863

		53,108,180
HOLDING COMPANIES — DIVERSIFIED — 0.19%
American Capital Ltd.[a]	74,056	1,080,847
Apollo Investment Corp.	48,119	402,275
Ares Capital Corp.	58,987	1,067,665
BlackRock Kelso Capital Corp.[c]	15,930	159,300
Capital Southwest Corp.	720	82,800
Fifth Street Finance Corp.	26,903	296,471
Gladstone Capital Corp.	4,917	45,237
Gladstone Investment Corp.	6,568	48,012
Golub Capital BDC Inc.	4,077	67,311
Harbinger Group Inc.[a,b]	9,796	80,915
Horizon Pharma Inc.[a,b]	9,820	26,612
KCAP Financial Inc.[b]	5,199	55,993
Leucadia National Corp.	74,116	2,033,002
Main Street Capital Corp.	6,604	211,922
MCG Capital Corp.	18,653	89,161
Medallion Financial Corp.	4,317	57,071
MVC Capital Inc.	5,581	71,604
National Bank Holdings Corp. Class A	2,757	50,453
New Mountain Finance Corp.	3,813	55,746
NGP Capital Resources Co.	5,048	35,891
OFS Capital Corp.	1,585	22,190
PennantPark Investment Corp.	15,451	174,442
Primoris Services Corp.	7,109	157,180
Prospect Capital Corp.	45,577	497,245
Resource America Inc. Class A	2,872	28,605
Solar Capital Ltd.	11,573	271,850
Solar Senior Capital Ltd.	2,288	43,930
Stellus Capital Investment Corp.	3,362	49,825
TCP Capital Corp.	1,402	22,376
THL Credit Inc.	3,555	53,254
TICC Capital Corp.	9,828	97,690
Triangle Capital Corp.	6,497	181,851

		7,618,726

Security	Shares	Value

HOME BUILDERS — 0.25%
Beazer Homes USA Inc.[a,b]	5,831	$92,363
Cavco Industries Inc.[a,b]	1,663	79,109
D.R. Horton Inc.	66,093	1,606,060
Hovnanian Enterprises Inc. Class Aa	23,674	136,599
KB Home	18,890	411,235
Lennar Corp. Class A	38,725	1,606,313
M.D.C. Holdings Inc.	9,063	332,159
M/I Homes Inc.[a,b]	5,035	123,106
Meritage Homes Corp.[a,b]	7,248	339,641
NVR Inc.[a]	1,211	1,308,013
PulteGroup Inc.[a]	81,946	1,658,587
Ryland Group Inc. (The)	11,132	463,314
Standard-Pacific Corp.[a]	27,525	237,816
Thor Industries Inc.	10,149	373,382
Toll Brothers Inc.[a]	34,189	1,170,631
TRI Pointe Homes Inc.[a]	3,743	75,421
Winnebago Industries Inc.[a,b]	7,057	145,657

		10,159,406
HOME FURNISHINGS — 0.13%
American Woodmark Corp.[a]	2,546	86,640
Bassett Furniture Industries Inc.	2,690	42,932
DTS Inc.[a,b]	4,331	72,025
Ethan Allen Interiors Inc.	5,794	190,739
Flexsteel Industries	1,067	26,398
Harman International Industries Inc.	16,789	749,293
Hooker Furniture Corp.[b]	2,584	41,189
Kimball International Inc. Class B	7,770	70,396
La-Z-Boy Inc.	12,306	232,214
Select Comfort Corp.[a,b]	13,447	265,847
Skullcandy Inc.[a]	3,836	20,254
Tempur-Pedic International Inc.[a]	14,140	701,768
TiVo Inc.[a]	29,574	366,422
Universal Electronics Inc.[a,b]	3,498	81,329
VOXX International Corp.[a,b]	4,211	45,100
Whirlpool Corp.	18,498	2,191,273

		5,183,819
HOUSEHOLD PRODUCTS & WARES — 0.47%
A.T. Cross Co. Class Aa,b	2,179	30,005
ACCO Brands Corp.[a,b]	26,798	179,011
American Greetings Corp. Class A	8,273	133,195
Avery Dennison Corp.	24,677	1,062,838
Blyth Inc.[b]	2,507	43,521
Central Garden & Pet Co. Class Aa,b	9,128	75,032

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2013

Security	Shares	Value

Church & Dwight Co. Inc.	33,187	$2,144,876
Clorox Co. (The)	31,103	2,753,549
CSS Industries Inc.	2,337	60,692
Helen of Troy Ltd.[a,b]	7,499	287,662
Jarden Corp.[a]	28,402	1,217,026
Kimberly-Clark Corp.	93,505	9,161,620
Prestige Brands Holdings Inc.[a]	11,925	306,353
Scotts Miracle-Gro Co. (The) Class A	9,952	430,324
Spectrum Brands Holdings Inc.	5,443	308,019
Tumi Holdings Inc.[a,b]	5,140	107,632
Tupperware Brands Corp.	13,314	1,088,286
WD-40 Co.	3,805	208,400

		19,598,041
HOUSEWARES — 0.06%
Libbey Inc.[a,b]	4,810	92,977
Lifetime Brands Inc.	2,103	23,995
Newell Rubbermaid Inc.	69,384	1,810,923
Toro Co. (The)	14,194	653,492

		2,581,387
INSURANCE — 3.98%
ACE Ltd.	80,801	7,188,865
Aflac Inc.	111,789	5,815,264
Alleghany Corp.[a]	4,047	1,602,288
Allied World Assurance Co. Holdings Ltd.	8,671	803,975
Allstate Corp. (The)	117,120	5,747,078
Alterra Capital Holdings Ltd.	20,420	643,230
American Equity Investment Life Holding Co.	14,392	214,297
American Financial Group Inc.	18,617	882,073
American International Group Inc.[a]	153,955	5,976,533
American National Insurance Co.	1,712	148,721
American Safety Insurance Holdings Ltd.[a,b]	2,118	52,865
Amerisafe Inc.	4,300	152,822
AmTrust Financial Services Inc.	6,388	221,344
Aon PLC	77,911	4,791,526
Arch Capital Group Ltd.[a]	32,421	1,704,372
Argo Group International Holdings Ltd.[b]	6,108	252,749
Arthur J. Gallagher & Co.	28,189	1,164,488
Aspen Insurance Holdings Ltd.	16,954	654,085
Assurant Inc.	19,271	867,388
Assured Guaranty Ltd.	40,749	839,837

Security	Shares	Value

Axis Capital Holdings Ltd.	24,234	$1,008,619
Baldwin & Lyons Inc. Class B	2,149	51,125
Berkshire Hathaway Inc. Class Ba	424,035	44,184,447
Brown & Brown Inc.	28,123	901,061
Chubb Corp. (The)	64,373	5,634,569
Cincinnati Financial Corp.	34,946	1,649,102
Citizens Inc.[a,b]	9,184	77,054
CNA Financial Corp.	6,325	206,764
CNO Financial Group Inc.	44,938	514,540
Crawford & Co. Class B	6,009	45,608
Donegal Group Inc. Class A	1,799	27,471
Eastern Insurance Holdings Inc.	1,598	29,978
eHealth Inc.[a,b]	4,929	88,131
EMC Insurance Group Inc.	1,061	27,936
Employers Holdings Inc.	7,130	167,199
Endurance Specialty Holdings Ltd.	10,343	494,499
Enstar Group Ltd.[a,b]	1,990	247,337
Erie Indemnity Co. Class A	6,128	462,848
Everest Re Group Ltd.	12,622	1,639,093
FBL Financial Group Inc. Class A	2,295	89,184
Fidelity National Financial Inc. Class A	52,979	1,336,660
First American Financial Corp.	25,218	644,824
Fortegra Financial Corp.[a,b]	1,787	15,654
Genworth Financial Inc. Class Aa	117,099	1,170,990
Global Indemnity PLC[a]	2,432	56,422
Greenlight Capital Re Ltd. Class Aa,b	6,680	163,326
Hallmark Financial Services Inc.[a,b]	3,416	30,744
Hanover Insurance Group Inc. (The)	10,675	530,334
Hartford Financial Services Group Inc. (The)	105,312	2,717,050
HCC Insurance Holdings Inc.	24,080	1,012,082
Health Insurance Innovations Inc.[a]	1,054	15,905
Hilltop Holdings Inc.[a]	9,568	129,072
Homeowners Choice Inc.	1,719	46,843
Horace Mann Educators Corp.	9,477	197,595
Independence Holding Co.	1,874	19,077
Infinity Property and Casualty Corp.	2,791	156,854
Investors Title Co.	281	19,409
Kansas City Life Insurance Co.	990	38,739
Kemper Corp.	11,672	380,624
Lincoln National Corp.	68,300	2,227,263
Loews Corp.	74,449	3,280,967
Maiden Holdings Ltd.	12,110	128,245
Markel Corp.[a,b]	2,314	1,165,099

18	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2013

Security	Shares	Value

Marsh & McLennan Companies Inc.	130,536	$4,956,452
MBIA Inc.[a]	33,550	344,559
Meadowbrook Insurance Group Inc.	11,902	83,909
Mercury General Corp.	5,861	222,308
MetLife Inc.	202,831	7,711,635
MGIC Investment Corp.[a]	74,982	371,161
Montpelier Re Holdings Ltd.[b]	11,852	308,745
National Interstate Corp.	1,484	44,490
National Western Life Insurance Co. Class A	530	93,280
Navigators Group Inc. (The)[a]	2,383	140,001
Old Republic International Corp.	61,645	783,508
OneBeacon Insurance Group Ltd. Class Ab	5,403	73,049
PartnerRe Ltd.	14,396	1,340,412
Phoenix Companies Inc. (The)[a,b]	1,382	42,524
Platinum Underwriters Holdings Ltd.	8,212	458,312
Primerica Inc.	11,312	370,807
Principal Financial Group Inc.	71,744	2,441,448
ProAssurance Corp.	14,570	689,598
Progressive Corp. (The)	145,735	3,682,723
Protective Life Corp.	19,223	688,183
Prudential Financial Inc.	111,449	6,574,377
Radian Group Inc.	41,134	440,545
Reinsurance Group of America Inc.	17,535	1,046,313
RenaissanceRe Holdings Ltd.	11,297	1,039,211
RLI Corp.	5,048	362,699
Safety Insurance Group Inc.	2,993	147,106
Selective Insurance Group Inc.	13,024	312,706
StanCorp Financial Group Inc.	10,527	450,135
State Auto Financial Corp.	3,622	63,095
Stewart Information Services Corp.	4,396	111,966
Symetra Financial Corp.	18,387	246,570
Torchmark Corp.	22,227	1,329,175
Tower Group International Ltd.	9,333	172,194
Travelers Companies Inc. (The)	92,627	7,798,267
United Fire Group Inc.	4,750	120,983
Universal Insurance Holdings Inc.	4,367	21,180
Unum Group	63,887	1,804,808
Validus Holdings Ltd.	24,626	920,274
W.R. Berkley Corp.	26,386	1,170,747
White Mountains Insurance Group Ltd.[b]	1,320	748,598
XL Group PLC	70,181	2,126,484

		164,608,680

Security	Shares	Value

INTERNET — 3.31%
1-800-FLOWERS.COM Inc.[a,b]	6,056	$30,098
Active Network Inc. (The)[a]	9,203	38,561
Amazon.com Inc.[a]	85,998	22,917,607
Ambient Corp.[a,b]	681	1,668
Angie’s List Inc.[a]	8,475	167,466
AOL Inc.[a]	17,317	666,531
Bankrate Inc.[a,b]	10,946	130,695
Bazaarvoice Inc.[a,b]	2,497	18,278
Blucora Inc.[a,b]	9,547	147,788
Blue Nile Inc.[a,b]	2,923	100,697
Boingo Wireless Inc.[a,b]	3,752	20,711
Brightcove Inc.[a,b]	1,403	8,713
BroadSoft Inc.[a,b]	6,507	172,240
CafePress Inc.[a,b]	1,091	6,557
Cogent Communications Group Inc.	11,138	294,043
comScore Inc.[a]	8,369	140,432
Constant Contact Inc.[a,b]	7,215	93,651
CyrusOne Inc.	4,512	103,054
Dealertrack Technologies Inc.[a,b]	10,052	295,328
Dice Holdings Inc.[a,b]	10,803	109,434
eBay Inc.[a]	275,282	14,925,790
Envivio Inc.[a,b]	1,865	3,171
ePlus Inc.	983	45,424
Equinix Inc.[a]	11,508	2,489,295
ExactTarget Inc.[a,b]	2,342	54,498
Expedia Inc.	20,945	1,256,909
F5 Networks Inc.[a]	18,965	1,689,402
Facebook Inc. Class Aa	100,521	2,571,327
Global Sources Ltd.[a,b]	4,502	34,035
Google Inc. Class Aa	61,622	48,929,717
Groupon Inc.[a]	10,300	63,036
HealthStream Inc.[a,b]	4,628	106,166
HomeAway Inc.[a,b]	7,669	249,242
IAC/InterActiveCorp	18,668	834,086
ICG Group Inc.[a,b]	8,988	112,170
Internap Network Services Corp.[a,b]	12,593	117,745
IntraLinks Holdings Inc.[a,b]	8,705	55,364
iPass Inc.[a,b]	12,401	24,554
Kayak Software Corp.[a]	906	36,204
Keynote Systems Inc.	3,727	52,029
Liberty Interactive Corp. Series Aa	133,357	2,851,173
Liberty Ventures Series Aa	8,960	677,197
Limelight Networks Inc.[a,b]	15,010	30,921
LinkedIn Corp. Class Aa	15,525	2,733,331

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2013

Security	Shares	Value

Lionbridge Technologies Inc.[a,b]	13,325	$51,568
Liquidity Services Inc.[a,b]	5,576	166,221
magicJack VocalTec Ltd.[a,b]	3,587	50,218
MeetMe Inc.[a,b]	4,227	9,638
ModusLink Global Solutions Inc.[a]	9,230	30,459
Move Inc.[a,b]	9,817	117,313
Netflix Inc.[a]	13,206	2,501,348
NIC Inc.	15,368	294,451
NutriSystem Inc.	6,788	57,562
OpenTable Inc.[a]	5,348	336,817
Orbitz Worldwide Inc.[a,b]	5,811	33,181
Overstock.com Inc.[a,b]	2,693	33,178
Pandora Media Inc.[a,b]	24,186	342,474
PCTEL Inc.	4,413	31,332
Perficient Inc.[a,b]	7,615	88,791
Priceline.com Inc.[a]	11,876	8,169,857
QuinStreet Inc.[a,b]	7,786	46,482
Rackspace Hosting Inc.[a,b]	26,062	1,315,610
ReachLocal Inc.[a,b]	2,338	34,976
RealNetworks Inc.[a]	5,307	40,917
Responsys Inc.[a,b]	8,512	75,331
Saba Software Inc.[a,b]	7,029	55,881
Safeguard Scientifics Inc.[a,b]	5,030	79,474
Sapient Corp.[a]	29,230	356,314
Shutterfly Inc.[a]	8,509	375,843
Shutterstock Inc.[a,b]	573	25,774
Sourcefire Inc.[a]	7,016	415,558
Spark Networks Inc.[a,b]	2,754	19,388
Splunk Inc.[a]	3,676	147,150
SPS Commerce Inc.[a,b]	2,908	124,084
Stamps.com Inc.[a,b]	3,377	84,324
Support.com Inc.[a,b]	11,295	47,213
Symantec Corp.[a]	172,011	4,245,231
Synacor Inc.[a]	1,626	4,862
TechTarget Inc.[a,b]	3,959	19,360
TIBCO Software Inc.[a]	39,200	792,624
Towerstream Corp.[a]	11,326	25,257
Travelzoo Inc.[a]	1,706	36,457
TripAdvisor Inc.[a]	20,596	1,081,702
Trulia Inc.[a]	1,078	33,828
United Online Inc.	21,465	129,434
Unwired Planet Inc.[a,b]	20,058	44,529
US Auto Parts Network Inc.[a,b]	3,445	4,134
ValueClick Inc.[a,b]	17,812	526,345
Vasco Data Security International Inc.[a,b]	6,734	56,835

Security	Shares	Value

VeriSign Inc.[a]	37,826	$1,788,413
VirnetX Holding Corp.[a,b]	9,944	190,626
Vitacost.com Inc.[a]	5,478	39,606
Vocus Inc.[a,b]	4,927	69,717
Web.com Group Inc.[a,b]	8,304	141,832
WebMD Health Corp.[a,b]	11,930	290,138
Websense Inc.[a]	8,822	132,330
XO Group Inc.[a,b]	6,315	63,150
Yahoo! Inc.[a]	262,195	6,169,448
Yelp Inc.[a]	1,998	47,373
Zillow Inc. Class Aa,b	738	40,346
Zix Corp.[a,b]	14,395	51,534
Zynga Inc. Class Aa	31,122	104,570

		137,094,746
IRON & STEEL — 0.22%
AK Steel Holding Corp.[b]	37,675	124,704
Allegheny Technologies Inc.	25,527	809,461
Carpenter Technology Corp.	10,546	519,812
Cliffs Natural Resources Inc.	37,779	718,179
Commercial Metals Co.	27,591	437,317
Metals USA Holdings Corp.	2,695	55,652
Nucor Corp.	75,654	3,491,432
Reliance Steel & Aluminum Co.	17,867	1,271,595
Schnitzer Steel Industries Inc. Class A	6,007	160,147
Shiloh Industries Inc.	1,194	12,859
Steel Dynamics Inc.	52,131	827,319
United States Steel Corp.[b]	34,200	666,900
Universal Stainless & Alloy Products Inc.[a,b]	1,632	59,323

		9,154,700
LEISURE TIME — 0.27%
Arctic Cat Inc.[a,b]	2,998	131,013
Black Diamond Inc.[a,b]	5,019	45,723
Brunswick Corp.	21,284	728,338
Callaway Golf Co.	15,431	102,153
Carnival Corp.	99,052	3,397,484
Harley-Davidson Inc.	55,245	2,944,559
Interval Leisure Group Inc.	9,172	199,399
Johnson Outdoors Inc. Class Aa,b	1,380	32,899
Life Time Fitness Inc.[a,b]	10,145	434,003
Marine Products Corp.	2,390	17,590
Norwegian Cruise Line Holdings Ltd.[a]	6,434	190,768
Polaris Industries Inc.	15,487	1,432,393

20	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2013

Security	Shares	Value

Royal Caribbean Cruises Ltd.	36,024	$1,196,717
Town Sports International Holdings Inc.	5,504	52,068
WMS Industries Inc.[a]	13,070	329,495

		11,234,602
LODGING — 0.44%
Ameristar Casinos Inc.	7,851	205,932
Boyd Gaming Corp.[a,b]	13,175	108,957
Caesars Entertainment Corp.[a,b]	8,706	138,077
Choice Hotels International Inc.	6,318	267,315
Hyatt Hotels Corp. Class Aa	10,715	463,210
Las Vegas Sands Corp.	94,869	5,345,868
Marcus Corp.	4,730	59,078
Marriott International Inc. Class A	56,856	2,401,029
MGM Resorts International[a]	94,548	1,243,306
Monarch Casino & Resort Inc.[a,b]	2,058	20,024
Morgans Hotel Group Co.[a,b]	5,142	30,441
MTR Gaming Group Inc.[a,b]	5,398	17,813
Orient-Express Hotels Ltd. Class Aa,b	22,986	226,642
Red Lion Hotels Corp.[a]	3,421	24,323
Ryman Hospitality Properties Inc.	7,608	348,066
Starwood Hotels & Resorts Worldwide Inc.	47,158	3,005,379
Wyndham Worldwide Corp.	32,373	2,087,411
Wynn Resorts Ltd.	19,017	2,380,168

		18,373,039
MACHINERY — 1.25%
AGCO Corp.	23,110	1,204,493
Alamo Group Inc.	1,661	63,533
Albany International Corp. Class A	6,540	189,006
Altra Holdings Inc.	6,415	174,616
Applied Industrial Technologies Inc.	9,989	449,505
Astec Industries Inc.	4,715	164,695
Babcock & Wilcox Co. (The)	28,271	803,179
Briggs & Stratton Corp.	11,531	285,969
Cascade Corp.	2,094	136,068
Caterpillar Inc.	155,076	13,486,960
Chart Industries Inc.[a,b]	7,091	567,351
CNH Global NV	6,577	271,762
Cognex Corp.	10,140	427,401
Columbus McKinnon Corp.[a,b]	4,671	89,917
Cummins Inc.	45,863	5,311,394
Deere & Co.	94,824	8,152,967
DXP Enterprises Inc.[a,b]	2,070	154,629

Security	Shares	Value

ExOne Co. (The)[a]	1,449	$48,541
Flow International Corp.[a,b]	11,002	43,018
Flowserve Corp.	11,400	1,911,894
Gardner Denver Inc.	11,906	894,260
Gerber Scientific Inc. Escrow[a,d]	5,665	57
Global Power Equipment Group Inc.	4,113	72,471
Gorman-Rupp Co. (The)	3,663	110,073
Graco Inc.	14,387	834,878
Hurco Companies Inc.[a]	1,513	41,199
Hyster-Yale Materials Handling Inc.	2,764	157,797
IDEX Corp.	20,033	1,070,163
Intermec Inc.[a,b]	14,388	141,434
Intevac Inc.[a,b]	5,844	27,584
iRobot Corp.[a,b]	6,505	166,918
Joy Global Inc.	25,326	1,507,403
Kadant Inc.[a]	2,727	68,175
Lindsay Corp.	3,003	264,805
Manitowoc Co. Inc. (The)	31,381	645,193
Middleby Corp. (The)[a]	4,451	677,220
NACCO Industries Inc. Class A	1,282	68,408
Nordson Corp.	15,295	1,008,705
Rockwell Automation Inc.	34,041	2,939,440
Roper Industries Inc.	23,237	2,958,302
Sauer-Danfoss Inc.	2,746	160,449
Tennant Co.	4,456	216,383
Terex Corp.[a]	26,215	902,320
Twin Disc Inc.	1,959	49,132
Wabtec Corp.	11,464	1,170,589
Xylem Inc.	44,096	1,215,286
Zebra Technologies Corp. Class Aa	12,308	580,076

		51,885,618
MANUFACTURING — 3.12%
3M Co.	164,929	17,533,602
A.O. Smith Corp.	9,393	691,043
Actuant Corp. Class A	17,322	530,400
American Railcar Industries Inc.	2,285	106,801
AptarGroup Inc.	15,855	909,284
AZZ Inc.	5,981	288,284
Barnes Group Inc.	12,958	374,875
Blount International Inc.[a,b]	11,758	157,322
Carlisle Companies Inc.	14,810	1,003,970
Chase Corp.	1,504	29,057
CLARCOR Inc.	11,999	628,508
Colfax Corp.[a]	10,355	481,922
Crane Co.	11,627	649,484

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2013

Security	Shares	Value

Danaher Corp.	138,479	$8,606,470
Donaldson Co. Inc.	35,399	1,281,090
Dover Corp.	40,908	2,981,375
Eaton Corp. PLC	110,054	6,740,807
EnPro Industries Inc.[a,b]	4,908	251,142
Fabrinet[a,b]	5,253	76,746
Federal Signal Corp.[a,b]	14,448	117,607
FreightCar America Inc.	2,781	60,681
General Electric Co.	2,522,239	58,314,166
GP Strategies Corp.[a,b]	3,457	82,484
Handy & Harman Ltd.[a,b]	1,381	21,254
Harsco Corp.	19,229	476,302
Hexcel Corp.[a]	23,635	685,651
Hillenbrand Inc.	13,084	330,764
Illinois Tool Works Inc.	96,009	5,850,788
Ingersoll-Rand PLC	71,225	3,918,087
ITT Corp.	21,980	624,891
John Bean Technologies Corp.	6,852	142,179
Koppers Holdings Inc.	5,002	219,988
Leggett & Platt Inc.	33,374	1,127,374
LSB Industries Inc.[a,b]	4,474	155,606
Lydall Inc.[a,b]	4,022	61,738
Movado Group Inc.	4,185	140,281
Myers Industries Inc.	7,960	111,122
NL Industries Inc.	1,562	19,416
Pall Corp.	27,698	1,893,712
Park-Ohio Holdings Corp.[a,b]	2,092	69,308
Parker Hannifin Corp.	36,027	3,299,353
Pentair Ltd. Registered	50,071	2,641,245
PMFG Inc.[a,b]	4,908	30,282
Polypore International Inc.[a,b]	11,023	442,904
Proto Labs Inc.[a,b]	1,159	56,907
Raven Industries Inc.[b]	8,639	290,357
Smith & Wesson Holding Corp.[a,b]	15,396	138,564
SPX Corp.	12,075	953,442
Standex International Corp.	2,965	163,727
STR Holdings Inc.[a,b]	7,035	15,266
Sturm, Ruger & Co. Inc.[b]	4,544	230,517
Textron Inc.	67,050	1,998,760
Tredegar Corp.	5,690	167,514
TriMas Corp.[a,b]	7,665	248,883
Trinity Industries Inc.	19,154	868,251

		129,291,553
MEDIA — 3.44%
AMC Networks Inc. Class Aa	13,599	859,185

Security	Shares	Value

Beasley Broadcast Group Inc. Class A	1,071	$6,319
Belo Corp. Class A	22,436	220,546
Cablevision NY Group Class A	47,887	716,390
CBS Corp. Class B NVS	154,590	7,217,807
Central European Media Enterprises Ltd. Class Aa,b	8,542	36,047
Charter Communications Inc. Class Aa	11,597	1,208,175
Comcast Corp. Class A	638,387	26,818,638
Courier Corp.	2,109	30,391
Crown Media Holdings Inc. Class Aa	8,112	16,630
Cumulus Media Inc. Class Aa	14,809	49,906
Daily Journal Corp.[a,b]	220	24,420
Demand Media Inc.[a,b]	7,122	61,463
Digital Generation Inc.[a,b]	6,371	40,966
DIRECTV[a]	136,641	7,735,247
Discovery Communications Inc. Series Aa	56,491	4,448,101
DISH Network Corp. Class A	48,824	1,850,430
Dolan Co. (The)[a]	7,069	16,895
E.W. Scripps Co. (The) Class Aa,b	7,076	85,124
Entercom Communications Corp. Class Aa,b	5,614	41,768
Entravision Communications Corp. Class A	11,690	37,291
FactSet Research Systems Inc.	10,677	988,690
Fisher Communications Inc.	2,124	83,346
Gannett Co. Inc.	55,894	1,222,402
John Wiley & Sons Inc. Class A	11,198	436,274
Journal Communications Inc. Class Aa,b	10,039	67,462
Liberty Global Inc. Series Aa,b	62,501	4,587,573
Liberty Media Corp.[a]	25,885	2,889,543
Lin TV Corp. Class Aa,b	7,722	84,865
Martha Stewart Living Omnimedia Inc. Class Aa	6,327	16,703
McClatchy Co. (The) Class Aa,b	13,424	38,930
McGraw-Hill Companies Inc. (The)	66,664	3,471,861
Meredith Corp.[b]	8,590	328,653
New York Times Co. (The) Class Aa,b	32,264	316,187
News Corp. Class A NVS	497,854	15,194,504
Nexstar Broadcasting Group Inc.	2,555	45,990
Nielsen Holdings NV	28,949	1,036,953

22	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2013

Security	Shares	Value

Outdoor Channel Holdings Inc.	3,353	$29,909
Saga Communications Inc. Class A	1,128	52,181
Salem Communications Corp. Class A	2,452	19,444
Scholastic Corp.	6,150	163,898
Scripps Networks Interactive Inc. Class A	20,204	1,299,925
Sinclair Broadcast Group Inc. Class A	12,033	243,548
Sirius XM Radio Inc.	907,265	2,794,376
Starz Liberty Capital Series Aa	25,885	573,353
Thomson Reuters Corp.	88,693	2,880,749
Time Warner Cable Inc.	70,446	6,767,043
Time Warner Inc.	228,131	13,144,908
Value Line Inc.[b]	298	2,807
Viacom Inc. Class B NVS	118,006	7,265,629
Walt Disney Co. (The)	424,895	24,134,036
Washington Post Co. (The) Class B	1,028	459,516
World Wrestling Entertainment Inc. Class A	6,336	55,884

		142,218,881
METAL FABRICATE & HARDWARE — 0.27%
A.M. Castle & Co.[a,b]	3,872	67,760
Ampco-Pittsburgh Corp.	1,973	37,309
CIRCOR International Inc.	4,204	178,670
Dynamic Materials Corp.	3,317	57,716
Eastern Co. (The)	1,501	26,327
Furmanite Corp.[a,b]	8,612	57,614
Haynes International Inc.	2,883	159,430
Kaydon Corp.	7,616	194,817
L.B. Foster Co. Class A	2,245	99,431
Mueller Industries Inc.	4,702	250,570
Mueller Water Products Inc. Class A	37,258	220,940
NN Inc.[a]	3,892	36,818
Northwest Pipe Co.[a,b]	2,318	64,858
Olympic Steel Inc.	2,111	50,453
Omega Flex Inc.	653	11,225
Precision Castparts Corp.	34,719	6,583,417
RBC Bearings Inc.[a,b]	5,254	265,642
Rexnord Corp.[a,b]	6,855	145,532
RTI International Metals Inc.[a,b]	7,145	226,425
Sun Hydraulics Corp.	4,963	161,347
Timken Co. (The)	20,748	1,173,922
Valmont Industries Inc.	5,543	871,748
Worthington Industries Inc.	12,385	383,687

		11,325,658

Security	Shares	Value

MINING — 0.52%
Alcoa Inc.	254,806	$2,170,947
Allied Nevada Gold Corp.[a]	21,321	350,944
AMCOL International Corp.	6,001	181,170
Century Aluminum Co.[a,b]	12,315	95,318
Coeur d’Alene Mines Corp.[a,b]	21,370	403,038
Compass Minerals International Inc.	7,857	619,917
Freeport-McMoRan Copper & Gold Inc.	226,667	7,502,678
General Moly Inc.[a,b]	15,663	34,615
Globe Specialty Metals Inc.	14,547	202,494
Gold Resource Corp.	7,084	92,304
Golden Minerals Co.[a,b]	9,171	21,827
Golden Star Resources Ltd.[a,b]	61,985	99,176
Hecla Mining Co.	67,674	267,312
Horsehead Holding Corp.[a,b]	10,217	111,161
Kaiser Aluminum Corp.	4,571	295,515
Materion Corp.	4,837	137,854
McEwen Mining Inc.[a,b]	51,527	147,367
Midway Gold Corp.[a]	30,635	37,375
Molycorp Inc.[a,b]	16,244	84,469
Newmont Mining Corp.	117,339	4,915,331
Noranda Aluminium Holding Corp.	7,930	35,606
Paramount Gold and Silver Corp.[a,b]	31,265	69,721
Revett Minerals Inc.[a]	5,849	13,336
Royal Gold Inc.	15,319	1,088,109
Southern Copper Corp.	38,866	1,460,196
Stillwater Mining Co.[a]	27,448	354,903
Tahoe Resources Inc.[a]	19,221	338,097
United States Antimony Corp.[a,b]	12,773	22,097
United States Lime & Minerals Inc.[a,b]	387	20,585
Uranerz Energy Corp.[a,b]	15,027	19,084
Uranium Energy Corp.[a,b]	20,201	44,442
US Silica Holdings Inc.	2,784	65,647
Vista Gold Corp.[a]	13,797	29,802

		21,332,437
OFFICE & BUSINESS EQUIPMENT — 0.08%
Pitney Bowes Inc.	40,283	598,605
Xerox Corp.	303,491	2,610,023

		3,208,628
OFFICE FURNISHINGS — 0.04%
CompX International Inc.	268	3,396
Herman Miller Inc.	13,862	383,562
HNI Corp.	10,796	383,150

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2013

Security	Shares	Value

Interface Inc.	13,923	$267,600
Knoll Inc.	11,370	206,138
Steelcase Inc. Class A	18,014	265,346

		1,509,192
OIL & GAS — 7.78%
Abraxas Petroleum Corp.[a,b]	19,167	44,276
Adams Resources & Energy Inc.	526	26,826
Alon USA Energy Inc.	2,268	43,205
Anadarko Petroleum Corp.	119,111	10,416,257
Apache Corp.	93,222	7,193,010
Apco Oil and Gas International Inc.[b]	2,138	26,511
Approach Resources Inc.[a,b]	8,176	201,211
Arabian American Development Co.[a,b]	4,737	39,933
Atwood Oceanics Inc.[a]	13,524	710,551
Berry Petroleum Co. Class A	12,416	574,737
Bill Barrett Corp.[a]	11,426	231,605
Bonanza Creek Energy Inc.[a]	2,397	92,692
BPZ Resources Inc.[a,b]	24,553	55,735
Cabot Oil & Gas Corp.	50,092	3,386,720
Callon Petroleum Co.[a,b]	9,700	35,890
Carrizo Oil & Gas Inc.[a,b]	9,448	243,475
Cheniere Energy Inc.[a]	51,034	1,428,952
Chesapeake Energy Corp.	158,113	3,227,086
Chevron Corp.	469,599	55,797,753
Cimarex Energy Co.	20,377	1,537,241
Clayton Williams Energy Inc.[a,b]	1,429	62,490
Cobalt International Energy Inc.[a]	44,090	1,243,338
Comstock Resources Inc.[a]	11,479	186,534
Concho Resources Inc.[a]	24,844	2,420,551
ConocoPhillips	300,583	18,065,038
Contango Oil & Gas Co.	3,009	120,631
Continental Resources Inc.[a]	10,027	871,647
Crimson Exploration Inc.[a]	5,092	14,563
CVR Energy Inc.	3,938	203,280
Delek US Holdings Inc.	4,065	160,405
Denbury Resources Inc.[a]	92,908	1,732,734
Devon Energy Corp.	96,647	5,452,824
Diamond Offshore Drilling Inc.	16,497	1,147,531
Diamondback Energy Inc.[a,b]	3,604	96,731
Emerald Oil Inc.[a]	3,612	25,429
Endeavour International Corp.[a,b]	10,989	32,418
Energen Corp.	17,130	890,931
Energy XXI (Bermuda) Ltd.	18,783	511,273
EOG Resources Inc.	64,315	8,236,822

Security	Shares	Value

EPL Oil & Gas Inc.[a,b]	6,552	$175,659
EQT Corp.	31,434	2,129,654
Evolution Petroleum Corp.[a,b]	3,695	37,504
EXCO Resources Inc.	29,368	209,394
Exxon Mobil Corp.	1,113,172	100,307,929
Forest Oil Corp.[a,b]	27,979	147,170
FX Energy Inc.[a,b]	12,333	41,439
Gastar Exploration Ltd.[a,b]	13,499	23,758
Goodrich Petroleum Corp.[a,b]	6,257	97,922
Gulfport Energy Corp.[a]	17,985	824,253
Halcon Resources Corp.[a,b]	26,455	206,084
Harvest Natural Resources Inc.[a,b]	8,830	30,993
Helmerich & Payne Inc.	22,817	1,384,992
Hercules Offshore Inc.[a,b]	37,610	279,066
Hess Corp.	72,530	5,193,873
HollyFrontier Corp.	49,380	2,540,601
Isramco Inc.[a,b]	237	23,496
Kodiak Oil & Gas Corp.[a]	62,801	570,861
Kosmos Energy Ltd.[a]	16,775	189,558
Laredo Petroleum Holdings Inc.[a,b]	4,940	90,353
Magnum Hunter Resources Corp.[a,b]	35,098	140,743
Marathon Oil Corp.	168,356	5,676,964
Marathon Petroleum Corp.	81,229	7,278,118
Matador Resources Co.[a,b]	3,319	29,406
McMoRan Exploration Co.[a]	24,071	393,561
Midstates Petroleum Co. Inc.[a,b]	5,693	48,675
Miller Energy Resources Inc.[a]	8,818	32,715
Murphy Oil Corp.	46,336	2,952,993
Nabors Industries Ltd.	69,021	1,119,521
Newfield Exploration Co.[a]	32,040	718,337
Noble Energy Inc.	42,455	4,910,345
Northern Oil and Gas Inc.[a,b]	15,045	216,347
Oasis Petroleum Inc.[a]	19,021	724,129
Occidental Petroleum Corp.	192,774	15,107,698
Panhandle Oil and Gas Inc.	1,644	47,101
Parker Drilling Co.[a,b]	28,387	121,496
Patterson-UTI Energy Inc.	34,299	817,688
PDC Energy Inc.[a,b]	7,108	352,344
Penn Virginia Corp.	12,832	51,841
PetroCorp Inc. Escrow[a,d]	1,248	—
PetroQuest Energy Inc.[a,b]	13,173	58,488
Phillips 66	149,081	10,431,198
Pioneer Natural Resources Co.	31,825	3,954,256
Plains Exploration & Production Co.[a]	30,688	1,456,759

24	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2013

Security	Shares	Value

QEP Resources Inc.	42,413	$1,350,430
Quicksilver Resources Inc.[a,b]	27,589	62,075
Range Resources Corp.	38,782	3,142,893
Resolute Energy Corp.[a,b]	11,471	132,031
Rex Energy Corp.[a,b]	10,277	169,365
Rosetta Resources Inc.[a]	12,571	598,128
Rowan Companies PLC[a]	29,505	1,043,297
Sanchez Energy Corp.[a,b]	2,751	54,800
SandRidge Energy Inc.[a,b]	116,550	614,219
SM Energy Co.	15,267	904,112
Southwestern Energy Co.[a]	83,295	3,103,572
Stone Energy Corp.[a,b]	11,805	256,759
Swift Energy Co.[a,b]	10,223	151,403
Synergy Resources Corp.[a,b]	9,379	64,340
Tesoro Corp.	33,378	1,954,282
Triangle Petroleum Corp.[a,b]	10,579	69,821
Ultra Petroleum Corp.[a]	36,393	731,499
Unit Corp.[a]	11,521	524,782
VAALCO Energy Inc.[a,b]	13,768	104,499
Valero Energy Corp.	131,793	5,995,264
Vantage Drilling Co.[a,b]	45,540	79,695
W&T Offshore Inc.	8,242	117,036
Warren Resources Inc.[a,b]	16,632	53,389
Western Refining Inc.	13,581	480,903
Whiting Petroleum Corp.[a]	27,983	1,422,656
WPX Energy Inc.[a]	47,327	758,179
ZaZa Energy Corp.[a,b]	5,951	10,771

		321,884,318
OIL & GAS SERVICES — 1.54%
Baker Hughes Inc.	104,674	4,857,920
Basic Energy Services Inc.[a,b]	7,321	100,078
Bolt Technology Corp.	2,033	35,496
C&J Energy Services Inc.[a,b]	10,584	242,374
Cal Dive International Inc.[a,b]	22,134	39,841
Cameron International Corp.[a]	58,747	3,830,304
CARBO Ceramics Inc.	4,668	425,115
Dawson Geophysical Co.[a,b]	1,839	55,170
Dresser-Rand Group Inc.[a]	17,987	1,109,078
Dril-Quip Inc.[a]	9,584	835,437
Edgen Group Inc.[a,b]	3,577	25,862
Exterran Holdings Inc.[a,b]	15,402	415,854
Flotek Industries Inc.[a]	11,585	189,415
FMC Technologies Inc.[a]	57,090	3,105,125
Forbes Energy Services Ltd.[a]	3,543	13,038
Forum Energy Technologies Inc.[a,b]	5,274	151,680

Security	Shares	Value

Geospace Technologies Corp.[a,b]	3,032	$327,213
Global Geophysical Services Inc.[a,b]	4,669	11,439
Gulf Island Fabrication Inc.	3,441	72,468
Halliburton Co.	220,068	8,892,948
Helix Energy Solutions Group Inc.[a]	25,146	575,341
Hornbeck Offshore Services Inc.[a,b]	8,356	388,220
ION Geophysical Corp.[a,b]	31,616	215,305
Key Energy Services Inc.[a]	35,808	289,329
Lufkin Industries Inc.	8,015	532,116
Matrix Service Co.[a,b]	6,102	90,920
Mitcham Industries Inc.[a,b]	2,973	50,303
MRC Global Inc.[a]	5,396	177,690
National Oilwell Varco Inc.	101,751	7,198,883
Natural Gas Services Group Inc.[a,b]	2,831	54,525
Newpark Resources Inc.[a,b]	21,367	198,286
Oceaneering International Inc.	25,928	1,721,879
Oil States International Inc.[a]	13,030	1,062,857
Pioneer Energy Services Corp.[a,b]	14,541	119,963
RPC Inc.	14,545	220,648
Schlumberger Ltd.	317,012	23,741,029
SEACOR Holdings Inc.	5,025	370,242
Superior Energy Services Inc.[a]	37,491	973,641
Targa Resources Corp.	6,890	468,244
Tesco Corp.[a,b]	7,233	96,850
TETRA Technologies Inc.[a,b]	18,647	191,318
TGC Industries Inc.	3,482	34,472
Thermon Group Holdings Inc.[a,b]	3,501	77,757
Willbros Group Inc.[a,b]	9,080	89,166

		63,674,839
PACKAGING & CONTAINERS — 0.27%
AEP Industries Inc.[a,b]	998	71,666
Ball Corp.	37,471	1,782,870
Bemis Co. Inc.	24,560	991,242
Berry Plastics Group Inc.[a,b]	7,209	137,331
Crown Holdings Inc.[a]	35,659	1,483,771
Graphic Packaging Holding Co.[a]	30,810	230,767
Greif Inc. Class A	7,417	397,700
Owens-Illinois Inc.[a]	39,640	1,056,406
Packaging Corp. of America	23,318	1,046,279
Rock-Tenn Co. Class A	16,804	1,559,243
Sealed Air Corp.	46,664	1,125,069
Silgan Holdings Inc.	10,277	485,588
Sonoco Products Co.	23,965	838,535
UFP Technologies Inc.[a,b]	1,292	25,440

		11,231,907

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2013

Security	Shares	Value

PHARMACEUTICALS — 6.44%
Abbott Laboratories	373,579	$13,194,810
AbbVie Inc.	373,688	15,238,997
Achillion Pharmaceuticals Inc.[a,b]	13,989	122,264
Actavis Inc.[a]	30,381	2,798,394
Acura Pharmaceuticals Inc.[a,b]	2,512	5,351
Akorn Inc.[a,b]	13,527	187,078
Align Technology Inc.[a,b]	17,035	570,843
Alkermes PLC[a]	29,040	688,538
Allergan Inc.	72,353	8,076,765
Allos Therapeutics Inc. Escrow[a,d]	17,006	—
AmerisourceBergen Corp.	55,648	2,863,090
Amicus Therapeutics Inc.[a,b]	7,185	22,776
Ampio Pharmaceuticals Inc.[a,b]	6,416	29,321
Anacor Pharmaceuticals Inc.[a,b]	5,070	32,752
Anika Therapeutics Inc.[a,b]	2,801	40,671
Antares Pharma Inc.[a,b]	25,093	89,833
Array BioPharma Inc.[a]	19,919	98,001
Auxilium Pharmaceuticals Inc.[a,b]	11,483	198,426
AVANIR Pharmaceuticals Inc. Class Aa,b	32,221	88,286
BioDelivery Sciences International Inc.[a,b]	5,114	21,530
BioMarin Pharmaceutical Inc.[a]	29,057	1,809,089
BioScrip Inc.[a,b]	10,456	132,896
BioSpecifics Technologies Corp.[a]	1,139	19,420
Bristol-Myers Squibb Co.	401,468	16,536,467
Cadence Pharmaceuticals Inc.[a,b]	14,327	95,848
Cardinal Health Inc.	82,537	3,435,190
Catamaran Corp.[a,b]	48,936	2,595,076
Cempra Inc.[a,b]	1,056	7,128
ChemoCentryx Inc.[a,b]	1,242	17,164
Clovis Oncology Inc.[a,b]	3,267	93,665
Corcept Therapeutics Inc.[a,b]	11,789	23,578
Cornerstone Therapeutics Inc.[a,b]	1,867	13,200
Cumberland Pharmaceuticals Inc.[a,b]	2,843	14,158
Cytori Therapeutics Inc.[a,b]	12,729	31,950
DENTSPLY International Inc.	33,950	1,440,159
Depomed Inc.[a]	13,089	76,832
Derma Sciences Inc.[a,b]	2,246	27,132
Durata Therapeutics Inc.[a,b]	2,135	19,215
Dyax Corp.[a]	22,976	100,175
Eli Lilly and Co.	243,522	13,829,614
Endo Health Solutions Inc.[a]	27,862	857,035
Endocyte Inc.[a,b]	7,051	87,785

Security	Shares	Value

Express Scripts Holding Co.[a]	191,901	$11,063,093
Forest Laboratories Inc.[a]	63,476	2,414,627
Furiex Pharmaceuticals Inc.[a,b]	1,744	65,365
Herbalife Ltd.[b]	25,346	949,208
Hi-Tech Pharmacal Co. Inc.	2,594	85,887
Hyperion Therapeutics Inc.[a]	880	22,722
Idenix Pharmaceuticals Inc.[a,b]	21,451	76,366
Impax Laboratories Inc.[a]	15,908	245,620
Infinity Pharmaceuticals Inc.[a,b]	7,342	355,867
Ironwood Pharmaceuticals Inc. Class Aa,b	17,830	326,111
Isis Pharmaceuticals Inc.[a,b]	23,864	404,256
Jazz Pharmaceuticals PLC[a]	9,842	550,266
Johnson & Johnson	653,780	53,302,683
KaloBios Pharmaceuticals Inc.[a]	2,080	12,480
Keryx Biopharmaceuticals Inc.[a,b]	16,122	113,499
Lannett Co. Inc.[a,b]	3,767	38,084
MannKind Corp.[a,b]	26,838	90,981
McKesson Corp.	56,225	6,070,051
Mead Johnson Nutrition Co. Class A	48,588	3,763,141
Medivation Inc.[a]	17,257	807,110
Merck & Co. Inc.	724,562	32,047,377
Mylan Inc.[a]	96,818	2,801,913
Natural Grocers by Vitamin Cottage Inc.[a,b]	1,774	40,004
Nature’s Sunshine Products Inc.	2,799	42,657
Nektar Therapeutics[a,b]	27,116	298,276
Neogen Corp.[a,b]	5,575	276,353
Neurocrine Biosciences Inc.[a,b]	15,763	191,363
Nutraceutical International Corp.	1,926	33,416
Obagi Medical Products Inc.[a]	4,307	85,063
Omega Protein Corp.[a,b]	4,501	48,386
Omnicare Inc.	24,694	1,005,540
Onyx Pharmaceuticals Inc.[a]	17,102	1,519,684
Opko Health Inc.[a,b]	25,325	193,230
Optimer Pharmaceuticals Inc.[a,b]	11,238	133,732
Orexigen Therapeutics Inc.[a,b]	14,350	89,687
Osiris Therapeutics Inc.[a]	3,864	40,186
Pacira Pharmaceuticals Inc.[a,b]	4,392	126,753
Pain Therapeutics Inc.	9,244	31,707
Patterson Companies Inc.	22,199	844,450
Pernix Therapeutics Holdings[a]	2,165	10,738
Perrigo Co.	22,296	2,647,204
Pfizer Inc.	1,782,568	51,444,912

26	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2013

Security	Shares	Value

Pharmacyclics Inc.[a,b]	12,959	$1,042,033
PharMerica Corp.[a,b]	7,092	99,288
POZEN Inc.[a]	6,161	32,468
Progenics Pharmaceuticals Inc.[a,b]	7,190	38,754
Questcor Pharmaceuticals Inc.[b]	12,752	414,950
Raptor Pharmaceutical Corp.[a,b]	11,618	67,965
Regulus Therapeutics Inc.[a]	3,079	23,862
Repros Therapeutics Inc.[a,b]	4,328	69,681
Rigel Pharmaceuticals Inc.[a,b]	20,130	136,683
Sagent Pharmaceuticals Inc.[a,b]	2,260	39,663
Salix Pharmaceuticals Ltd.[a]	13,849	708,792
Santarus Inc.[a,b]	12,897	223,505
SciClone Pharmaceuticals Inc.[a,b]	13,488	62,045
SIGA Technologies Inc.[a,b]	8,002	28,647
Star Scientific Inc.[a,b]	34,593	57,424
Sucampo Pharmaceuticals Inc. Class Aa,b	2,504	16,376
Supernus Pharmaceuticals Inc.[a,b]	846	4,755
Synageva BioPharma Corp.[a,b]	2,483	136,366
Synergy Pharmaceuticals Inc.[a,b]	9,786	59,401
Synta Pharmaceuticals Corp.[a,b]	8,838	76,007
Synutra International Inc.[a,b]	4,047	19,021
Targacept Inc.[a,b]	6,401	27,396
TESARO Inc.[a,b]	1,128	24,771
Theravance Inc.[a,b]	14,370	339,419
Threshold Pharmaceuticals Inc.[a,b]	10,691	49,286
USANA Health Sciences Inc.[a,b]	1,432	69,209
Vanda Pharmaceuticals Inc.[a,b]	6,524	25,574
VCA Antech Inc.[a]	20,733	487,018
Ventrus Biosciences Inc.[a]	2,961	8,853
ViroPharma Inc.[a]	14,183	356,844
VIVUS Inc.[a,b]	23,664	260,304
Warner Chilcott PLC Class A	39,950	541,322
XenoPort Inc.[a,b]	10,261	73,366
Zoetis Inc.[a]	23,544	786,370
Zogenix Inc.[a,b]	12,738	22,928

		266,770,896
PIPELINES — 0.44%
Crosstex Energy Inc.	9,676	186,360
Kinder Morgan Inc.	116,467	4,504,943
ONEOK Inc.	49,663	2,367,435
SemGroup Corp. Class Aa	9,915	512,804
Spectra Energy Corp.	155,509	4,781,902
Williams Companies Inc. (The)	160,056	5,995,698

		18,349,142

Security	Shares	Value

REAL ESTATE — 0.15%
Alexander & Baldwin Inc.[a]	10,027	$358,465
AV Homes Inc.[a,b]	2,374	31,645
CBRE Group Inc. Class Aa	78,527	1,982,807
Consolidated-Tomoka Land Co.	971	38,112
Forest City Enterprises Inc. Class Aa	36,751	653,065
Forestar Group Inc.[a,b]	8,196	179,165
HFF Inc. Class A	7,763	154,717
Howard Hughes Corp. (The)[a]	6,490	543,927
Jones Lang LaSalle Inc.	10,394	1,033,267
Kennedy-Wilson Holdings Inc.	10,247	158,931
Realogy Holdings Corp.[a]	11,732	572,991
St. Joe Co. (The)[a,b]	16,123	342,614
Thomas Properties Group Inc.	7,693	39,465

		6,089,171
REAL ESTATE INVESTMENT TRUSTS — 3.64%
Acadia Realty Trust	12,726	353,401
AG Mortgage Investment Trust Inc.	5,404	137,640
Agree Realty Corp.	2,675	80,517
Alexander’s Inc.[b]	522	172,098
Alexandria Real Estate Equities Inc.	14,777	1,048,871
American Assets Trust Inc.	7,854	251,407
American Campus Communities Inc.	24,598	1,115,273
American Capital Agency Corp.	94,362	3,093,186
American Capital Mortgage Investment Corp.	13,800	356,730
American Tower Corp.	94,194	7,245,402
AmREIT Inc.	1,015	19,752
Annaly Capital Management Inc.	232,393	3,692,725
Anworth Mortgage Asset Corp.[b]	32,575	206,200
Apartment Investment and Management Co. Class A	34,143	1,046,824
Apollo Commercial Real Estate Finance Inc.	5,484	96,464
Apollo Residential Mortgage Inc.	5,721	127,521
Ares Commercial Real Estate Corp.	1,835	31,048
ARMOUR Residential REIT Inc.	88,180	575,815
Ashford Hospitality Trust Inc.[b]	12,877	159,160
Associated Estates Realty Corp.[b]	11,721	218,479
AvalonBay Communities Inc.	27,156	3,439,851
BioMed Realty Trust Inc.	40,026	864,562
Boston Properties Inc.	35,705	3,608,347
Brandywine Realty Trust	33,964	504,365
BRE Properties Inc. Class A	18,256	888,702
Camden Property Trust	20,043	1,376,553

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2013

Security	Shares	Value

Campus Crest Communities Inc.	15,326	$213,031
CapLease Inc.[b]	15,824	100,799
Capstead Mortgage Corp.[b]	23,443	300,539
CBL & Associates Properties Inc.[b]	35,407	835,605
Cedar Realty Trust Inc.[b]	14,257	87,110
Chatham Lodging Trust	3,233	56,933
Chesapeake Lodging Trust	12,440	285,374
Chimera Investment Corp.	244,510	779,987
Colonial Properties Trust	20,875	471,984
Colony Financial Inc.	15,399	341,858
CommonWealth REIT	28,153	631,753
CoreSite Realty Corp.	4,915	171,927
Corporate Office Properties Trust	19,441	518,686
Corrections Corp. of America	23,789	929,436
Cousins Properties Inc.	21,632	231,246
CreXus Investment Corp.	15,903	207,057
CubeSmart[b]	29,321	463,272
CYS Investments Inc.	41,483	487,010
DCT Industrial Trust Inc.[b]	66,978	495,637
DDR Corp.[b]	56,485	983,969
DiamondRock Hospitality Co.	44,872	417,758
Digital Realty Trust Inc.	30,567	2,045,238
Douglas Emmett Inc.	33,262	829,222
Duke Realty Corp.	76,376	1,296,864
DuPont Fabros Technology Inc.	14,525	352,522
Dynex Capital Inc.[b]	13,063	139,513
EastGroup Properties Inc.	6,783	394,771
Education Realty Trust Inc.	26,868	282,920
Entertainment Properties Trust[b]	11,170	581,398
Equity Lifestyle Properties, Inc.	9,833	755,174
Equity One Inc.[b]	13,033	312,401
Equity Residential	77,018	4,240,611
Essex Property Trust Inc.	9,044	1,361,846
Excel Trust Inc.	12,042	164,373
Extra Space Storage Inc.	26,264	1,031,387
Federal Realty Investment Trust	15,281	1,650,959
FelCor Lodging Trust Inc.[a,b]	29,895	177,875
First Industrial Realty Trust Inc.	23,756	406,940
First Potomac Realty Trust	12,135	179,962
Franklin Street Properties Corp.[b]	17,188	251,289
General Growth Properties Inc.	126,046	2,505,794
GEO Group Inc. (The)	16,864	634,424
Getty Realty Corp.	6,183	124,958
Gladstone Commercial Corp.[b]	2,702	52,608
Glimcher Realty Trust[b]	33,166	384,726

Security	Shares	Value

Government Properties Income Trust	10,161	$261,443
Gramercy Capital Corp.[a,b]	10,950	57,049
Gyrodyne Co. of America Inc.	268	19,701
Hatteras Financial Corp.	23,286	638,735
HCP Inc.	107,739	5,371,867
Health Care REIT Inc.	61,760	4,194,122
Healthcare Realty Trust Inc.	20,667	586,736
Hersha Hospitality Trust[b]	40,812	238,342
Highwoods Properties Inc.	18,888	747,398
Home Properties Inc.	12,436	788,691
Hospitality Properties Trust	33,260	912,654
Host Hotels & Resorts Inc.	171,827	3,005,254
Hudson Pacific Properties Inc.	11,151	242,534
Inland Real Estate Corp.[b]	18,362	185,273
Invesco Mortgage Capital Inc.	31,736	678,833
Investors Real Estate Trust[b]	21,591	213,103
iStar Financial Inc.[a,b]	20,059	218,443
Javelin Mortgage Investment Corp.	2,741	53,861
Kilroy Realty Corp.	17,754	930,310
Kimco Realty Corp.	97,244	2,178,266
Kite Realty Group Trust	15,351	103,466
LaSalle Hotel Properties[b]	22,692	575,923
Lexington Realty Trust[b]	36,359	429,036
Liberty Property Trust[b]	24,647	979,718
LTC Properties Inc.[b]	7,256	295,537
Macerich Co. (The)[b]	31,700	2,040,846
Mack-Cali Realty Corp.	20,956	599,551
Medical Properties Trust Inc.[b]	36,942	592,550
MFA Financial Inc.	85,042	792,591
Mid-America Apartment Communities Inc.	9,734	672,230
Monmouth Real Estate Investment Corp. Class Ab	9,572	106,728
National Health Investors Inc.[b]	5,828	381,443
National Retail Properties Inc.[b]	27,568	997,135
New York Mortgage Trust Inc.[b]	11,591	87,396
NorthStar Realty Finance Corp.[b]	46,309	439,009
Omega Healthcare Investors Inc.[b]	27,427	832,684
One Liberty Properties Inc.[b]	2,747	59,665
Parkway Properties Inc.	7,242	134,339
Pebblebrook Hotel Trust	13,602	350,796
Pennsylvania Real Estate Investment Trust	13,395	259,729
PennyMac Mortgage Investment Trust[c]	14,647	379,211

28	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2013

Security	Shares	Value

Piedmont Office Realty Trust Inc. Class A	41,555	$814,062
Plum Creek Timber Co. Inc.[b]	38,619	2,015,912
Post Properties Inc.	12,911	608,108
Potlatch Corp.	9,624	441,357
Prologis Inc.	109,684	4,385,166
PS Business Parks Inc.[b]	4,370	344,880
Public Storage	34,092	5,192,893
RAIT Financial Trust	11,818	94,189
Ramco-Gershenson Properties Trust[b]	14,771	248,153
Rayonier Inc.	29,315	1,749,226
Realty Income Corp.	46,696	2,117,664
Redwood Trust Inc.[b]	18,820	436,248
Regency Centers Corp.	21,373	1,130,845
Resource Capital Corp.[b]	24,546	162,249
Retail Opportunity Investments Corp.	11,923	167,041
Retail Properties of America Inc. Class Ab	20,206	299,049
RLJ Lodging Trust	29,213	664,888
Rouse Properties Inc.[b]	5,270	95,387
Sabra Healthcare REIT Inc.	8,781	254,737
Saul Centers Inc.	1,788	78,207
Select Income REIT	2,168	57,344
Senior Housing Properties Trust	44,735	1,200,240
Silver Bay Realty Trust Corp.	11,334	234,618
Simon Property Group Inc.	72,237	11,453,899
SL Green Realty Corp.	21,181	1,823,896
Sovran Self Storage Inc.	6,892	444,465
Spirit Realty Capital Inc.	8,125	154,375
STAG Industrial Inc.	7,382	157,015
Starwood Property Trust Inc.	32,102	891,152
Strategic Hotels & Resorts Inc.[a,b]	42,882	358,065
Summit Hotel Properties Inc.	10,114	105,894
Sun Communities Inc.	8,536	421,081
Sunstone Hotel Investors Inc.[a]	38,059	468,506
Tanger Factory Outlet Centers Inc.	22,066	798,348
Taubman Centers Inc.	13,046	1,013,152
Terreno Realty Corp.	3,174	57,069
Two Harbors Investment Corp.	85,259	1,075,116
UDR Inc.	58,782	1,421,937
UMH Properties Inc.	3,072	31,549
Universal Health Realty Income Trust	2,895	167,070

Security	Shares	Value

Urstadt Biddle Properties Inc. Class Ab	5,913	$128,667
Ventas Inc.	68,907	5,043,992
Vornado Realty Trust	44,239	3,700,150
Washington Real Estate Investment Trust[b]	15,793	439,677
Weingarten Realty Investors[b]	28,883	911,259
Western Asset Mortgage Capital Corp.	4,383	101,861
Weyerhaeuser Co.	128,194	4,022,728
Whitestone REIT Class B	3,325	50,340
Winthrop Realty Trust[b]	6,984	87,859

		150,633,422
RETAIL — 6.23%
Abercrombie & Fitch Co. Class A	18,655	861,861
Advance Auto Parts Inc.	17,490	1,445,549
Aeropostale Inc.[a,b]	19,316	262,698
AFC Enterprises Inc.[a,b]	5,796	210,569
America’s Car-Mart Inc.[a,b]	1,888	88,245
American Eagle Outfitters Inc.	46,610	871,607
ANN INC.[a]	11,602	336,690
Asbury Automotive Group Inc.[a,b]	6,575	241,237
Ascena Retail Group Inc.[a,b]	29,142	540,584
AutoNation Inc.[a]	8,300	363,125
AutoZone Inc.[a]	8,589	3,407,858
Barnes & Noble Inc.[a,b]	6,739	110,857
bebe stores inc.	8,937	37,267
Bed Bath & Beyond Inc.[a]	55,427	3,570,607
Best Buy Co. Inc.	64,009	1,417,799
Big 5 Sporting Goods Corp.	3,910	61,035
Big Lots Inc.[a,b]	14,396	507,747
Biglari Holdings Inc.[a,b]	301	112,330
BJ’s Restaurants Inc.[a,b]	5,844	194,488
Bloomin’ Brands Inc.[a]	4,564	81,559
Bob Evans Farms Inc.	6,918	294,845
Body Central Corp.[a,b]	3,843	36,124
Bon-Ton Stores Inc. (The)	3,216	41,808
Bravo Brio Restaurant Group Inc.[a,b]	4,655	73,689
Brinker International Inc.	16,115	606,730
Brown Shoe Co. Inc.	10,282	164,512
Buckle Inc. (The)[b]	6,563	306,164
Buffalo Wild Wings Inc.[a,b]	4,404	385,482
Cabela’s Inc.[a,b]	11,266	684,748
CarMax Inc.[a]	54,528	2,273,818
Carrols Restaurant Group Inc.[a,b]	3,646	18,923

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2013

Security	Shares	Value

Casey’s General Stores Inc.	9,057	$528,023
Cash America International Inc.[b]	6,964	365,401
Cato Corp. (The) Class A	6,546	158,020
CEC Entertainment Inc.	4,345	142,299
Cheesecake Factory Inc. (The)	12,782	493,513
Chico’s FAS Inc.	39,909	670,471
Children’s Place Retail Stores Inc. (The)[a]	5,728	256,729
Chipotle Mexican Grill Inc.[a]	7,555	2,461,948
Chuy’s Holdings Inc.[a]	1,668	54,343
Citi Trends Inc.[a,b]	3,488	35,682
Coinstar Inc.[a,b]	6,282	366,994
Conn’s Inc.[a,b]	3,701	132,866
Copart Inc.[a]	24,252	831,359
Costco Wholesale Corp.	103,213	10,951,931
Cracker Barrel Old Country Store Inc.	4,554	368,191
CVS Caremark Corp.	304,600	16,749,954
Darden Restaurants Inc.	30,607	1,581,770
Del Frisco’s Restaurant Group Inc.[a]	1,449	24,053
Denny’s Corp.[a,b]	22,799	131,550
Destination Maternity Corp.	3,200	74,880
Destination XL Group Inc.[a,b]	9,803	49,897
Dick’s Sporting Goods Inc.	22,078	1,044,289
Dillard’s Inc. Class A	6,991	549,143
DineEquity Inc.[b]	3,656	251,496
Dollar General Corp.[a]	43,989	2,224,964
Dollar Tree Inc.[a]	55,387	2,682,392
Domino’s Pizza Inc.	13,958	718,000
DSW Inc. Class A	7,829	499,490
Dunkin’ Brands Group Inc.	16,905	623,456
Einstein Noah Restaurant Group Inc.	1,582	23,461
Express Inc.[a]	21,227	378,053
EZCORP Inc. Class A NVS[a]	11,390	242,607
Family Dollar Stores Inc.	23,121	1,365,295
Fiesta Restaurant Group Inc.[a]	3,802	101,019
Fifth & Pacific Companies Inc.[a,b]	29,238	552,013
Finish Line Inc. (The) Class A	12,067	236,393
First Cash Financial Services Inc.[a,b]	6,799	396,654
Five Below Inc.[a,b]	2,743	103,932
Foot Locker Inc.	36,121	1,236,783
Francesca’s Holdings Corp.[a,b]	8,240	236,158
Fred’s Inc. Class A	8,725	119,358
Frisch’s Restaurants Inc.	759	13,616

Security	Shares	Value

GameStop Corp. Class A	29,547	$826,430
Gap Inc. (The)	72,289	2,559,031
Genesco Inc.[a,b]	5,829	350,265
GNC Holdings Inc. Class A	16,339	641,796
Gordmans Stores Inc.[a]	2,004	23,467
Group 1 Automotive Inc.	5,441	326,841
Guess? Inc.	15,377	381,811
Haverty Furniture Companies Inc.	4,412	90,711
hhgregg Inc.[a]	3,700	40,885
Hibbett Sports Inc.[a,b]	6,255	351,969
Home Depot Inc. (The)	363,876	25,391,267
Hot Topic Inc.	9,945	138,037
HSN Inc.	8,053	441,788
Ignite Restaurant Group Inc.[a,b]	1,596	23,429
J.C. Penney Co. Inc.	37,969	573,712
Jack in the Box Inc.[a,b]	10,581	365,997
Jamba Inc.[a,b]	16,478	46,962
Jos. A. Bank Clothiers Inc.[a,b]	6,612	263,819
Kirkland’s Inc.[a,b]	3,011	34,506
Kohl’s Corp.	54,321	2,505,828
Krispy Kreme Doughnuts Inc.[a,b]	14,454	208,716
L Brands Inc.	57,539	2,569,692
Lithia Motors Inc. Class A	5,133	243,715
Lowe’s Companies Inc.	267,919	10,159,489
Luby’s Inc.[a,b]	4,914	36,757
Lumber Liquidators Holdings Inc.[a,b]	6,517	457,624
Macy’s Inc.	92,301	3,861,874
MarineMax Inc.[a,b]	4,806	65,314
Mattress Firm Holding Corp.[a,b]	2,620	90,495
McDonald’s Corp.	241,583	24,083,409
Men’s Wearhouse Inc. (The)	12,089	404,014
MSC Industrial Direct Co. Inc. Class A	10,840	929,855
Nathan’s Famous Inc.[a,b]	655	27,674
New York & Co. Inc.[a,b]	6,322	25,857
Nordstrom Inc.	35,277	1,948,349
Nu Skin Enterprises Inc. Class A	12,721	562,268
O’Reilly Automotive Inc.[a]	26,506	2,718,190
Office Depot Inc.[a]	67,395	264,862
OfficeMax Inc.	20,711	240,455
Orchard Supply Hardware Stores Corp. Class Aa,b	394	1,560
Panera Bread Co. Class Aa	6,756	1,116,361
Pantry Inc. (The)[a,b]	5,579	69,570
Papa John’s International Inc.[a,b]	4,262	263,477

30	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2013

Security	Shares	Value

PC Connection Inc.	2,146	$35,087
Penske Automotive Group Inc.	10,045	335,101
Pep Boys - Manny, Moe & Jack (The)[a]	12,555	148,023
Perfumania Holdings Inc.[a,b]	1,212	6,981
PetMed Express Inc.	4,720	63,319
PetSmart Inc.	25,904	1,608,638
Pier 1 Imports Inc.	23,029	529,667
PriceSmart Inc.	4,321	336,303
PVH Corp.	18,609	1,987,627
RadioShack Corp.[b]	23,565	79,178
Red Robin Gourmet Burgers Inc.[a,b]	3,493	159,281
Regis Corp.	13,625	247,839
Restoration Hardware Holdings Inc.[a,b]	1,597	55,895
Rite Aid Corp.[a]	156,677	297,686
Ross Stores Inc.	53,991	3,272,934
Roundy’s Inc.	4,914	32,285
Ruby Tuesday Inc.[a,b]	15,114	111,390
rue21 Inc.[a,b]	3,616	106,274
Rush Enterprises Inc. Class Aa,b	7,905	190,669
Ruth’s Hospitality Group Inc.[a,b]	8,178	78,018
Saks Inc.[a]	26,026	298,518
Sally Beauty Holdings Inc.[a]	36,840	1,082,359
Sears Holdings Corp.[a,b]	8,688	434,139
Sears Hometown and Outlet Stores Inc.[a]	1,870	75,455
Shoe Carnival Inc.	3,406	69,619
Signet Jewelers Ltd.	20,253	1,356,951
Sonic Automotive Inc. Class A	9,569	212,049
Sonic Corp.[a,b]	14,356	184,905
Stage Stores Inc.	7,256	187,785
Staples Inc.	164,778	2,212,969
Starbucks Corp.	180,766	10,296,431
Stein Mart Inc.	6,383	53,490
Steinway Musical Instruments Inc.[a,b]	1,672	40,161
Susser Holdings Corp.[a]	2,660	135,953
Systemax Inc.	2,780	27,522
Target Corp.	157,611	10,788,473
Texas Roadhouse Inc.	14,808	298,974
Tiffany & Co.	30,295	2,106,714
Tilly’s Inc. Class Aa	2,170	27,602
TJX Companies Inc. (The)	176,797	8,265,260
Tractor Supply Co.	17,236	1,794,785
Tuesday Morning Corp.[a,b]	10,017	77,732

Security	Shares	Value

Ulta Salon, Cosmetics & Fragrance Inc.[a]	15,055	$1,222,014
Urban Outfitters Inc.[a]	25,332	981,362
Vera Bradley Inc.[a,b]	4,691	110,848
Vitamin Shoppe Inc.[a,b]	6,992	341,559
Wal-Mart Stores Inc.	402,674	30,132,095
Walgreen Co.	205,762	9,810,732
Wendy’s Co. (The)	66,434	376,681
West Marine Inc.[a,b]	3,433	39,239
Wet Seal Inc. Class Aa	21,123	63,791
Williams-Sonoma Inc.	21,055	1,084,754
Winmark Corp.	543	34,204
World Fuel Services Corp.	17,114	679,768
Yum! Brands Inc.	109,960	7,910,522
Zumiez Inc.[a,b]	5,204	119,172

		257,983,911
SAVINGS & LOANS — 0.22%
Astoria Financial Corp.	20,626	203,372
Bank Mutual Corp.	10,700	59,171
BankFinancial Corp.	4,925	39,843
BankUnited Inc.	8,238	211,058
Beneficial Mutual Bancorp Inc.[a,b]	7,751	79,835
Berkshire Hills Bancorp Inc.	5,813	148,464
BofI Holding Inc.[a,b]	2,671	95,836
Brookline Bancorp Inc.	16,644	152,126
BSB Bancorp Inc.[a,b]	1,951	26,943
Cape Bancorp Inc.	2,670	24,457
Capitol Federal Financial Inc.	34,501	416,427
Charter Financial Corp.	1,591	20,349
Clifton Savings Bancorp Inc.[b]	1,978	24,646
Dime Community Bancshares Inc.	7,437	106,795
ESB Financial Corp.	2,471	33,828
ESSA Bancorp Inc.	2,110	22,872
EverBank Financial Corp.	5,316	81,866
First Defiance Financial Corp.	2,283	53,240
First Federal Bancshares of Arkansas Inc.[a,b]	855	8,550
First Financial Holdings Inc.	3,831	80,298
First Financial Northwest Inc.[a,b]	3,807	29,733
First Niagara Financial Group Inc.	83,652	741,157
First PacTrust Bancorp Inc.	2,366	26,972
Flushing Financial Corp.	7,299	123,645
Fox Chase Bancorp Inc.	2,882	48,677
Heritage Financial Group Inc.	2,056	29,771
Hingham Institution for Savings	290	20,213

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2013

Security	Shares	Value

Home Bancorp Inc.[a,b]	1,641	$30,539
Home Federal Bancorp Inc.	3,578	45,798
HomeStreet Inc.[a,b]	2,070	46,244
HomeTrust Bancshares Inc.[a,b]	5,256	83,045
Hudson City Bancorp Inc.	125,737	1,086,368
Investors Bancorp Inc.	10,486	196,927
Kearny Financial Corp.	3,608	36,802
Meridian Interstate Bancorp Inc.[a,b]	2,031	38,081
NASB Financial Inc.[a,b]	999	21,029
New York Community Bancorp Inc.	104,458	1,498,972
Northfield Bancorp Inc	4,866	55,278
Northwest Bancshares Inc.	23,117	293,355
OceanFirst Financial Corp.	3,419	49,302
Oritani Financial Corp.	10,753	166,564
People’s United Financial Inc.	79,035	1,062,230
Peoples Federal Bancshares Inc.	1,476	28,192
Provident Financial Holdings Inc.	2,345	39,888
Provident Financial Services Inc.	14,302	218,392
Provident New York Bancorp	9,444	85,657
Rockville Financial Inc.	6,790	87,998
Roma Financial Corp.	1,749	28,089
SI Financial Group Inc.	2,534	30,636
Simplicity Bancorp Inc.	2,140	32,164
Territorial Bancorp Inc.	2,610	62,066
TFS Financial Corp.[a]	19,304	209,062
United Financial Bancorp Inc.	5,155	78,356
Washington Federal Inc.	25,358	443,765
Waterstone Financial Inc.[a,b]	1,791	14,812
Westfield Financial Inc.	5,674	44,144
WSFS Financial Corp.	1,809	87,990

		9,111,889
SEMICONDUCTORS — 2.78%
Advanced Micro Devices Inc.[a,b]	149,205	380,473
Aeroflex Holding Corp.[a]	4,608	36,219
Alpha & Omega Semiconductor Ltd.[a,b]	4,118	36,568
Altera Corp.	76,964	2,729,913
Ambarella Inc.[a]	1,435	22,472
Amkor Technology Inc.[a,b]	17,464	69,856
ANADIGICS Inc.[a,b]	17,361	34,722
Analog Devices Inc.	71,221	3,311,064
Applied Materials Inc.	282,904	3,813,546
Applied Micro Circuits Corp.[a,b]	14,675	108,889
Atmel Corp.[a]	105,765	736,124
ATMI Inc.[a,b]	7,566	169,705

Security	Shares	Value

Avago Technologies Ltd.	58,258	$2,092,627
Axcelis Technologies Inc.[a,b]	24,698	30,873
AXT Inc.[a,b]	7,424	21,827
Broadcom Corp. Class A	131,520	4,559,798
Brooks Automation Inc.	15,711	159,938
Cabot Microelectronics Corp.[a]	5,526	192,029
Cavium Inc.[a,b]	11,781	457,221
CEVA Inc.[a]	5,459	85,160
Cirrus Logic Inc.[a]	15,351	349,235
Cohu Inc.	5,549	51,939
Cree Inc.[a,b]	27,661	1,513,333
Cypress Semiconductor Corp.	31,611	348,669
Diodes Inc.[a,b]	8,356	175,309
DSP Group Inc.[a,b]	5,510	44,466
Emulex Corp.[a,b]	20,770	135,628
Entegris Inc.[a,b]	32,585	321,288
Entropic Communications Inc.[a,b]	21,060	85,714
Exar Corp.[a,b]	8,911	93,566
Fairchild Semiconductor International Inc.[a]	30,346	429,092
First Solar Inc.[a,b]	14,357	387,065
FormFactor Inc.[a,b]	11,741	55,183
Freescale Semiconductor Ltd.[a,b]	11,930	177,638
GSI Technology Inc.[a,b]	4,680	30,841
GT Advanced Technologies Inc.[a,b]	28,357	93,295
Hittite Microwave Corp.[a,b]	7,499	454,139
Inphi Corp.[a,b]	5,554	58,039
Integrated Device Technology Inc.[a,b]	33,720	251,888
Integrated Silicon Solution Inc.[a,b]	6,538	59,953
Intel Corp.	1,195,991	26,132,403
Intermolecular Inc.[a,b]	3,328	33,946
International Rectifier Corp.[a,b]	16,427	347,431
Intersil Corp. Class A	30,233	263,329
IXYS Corp.	5,927	56,840
KLA-Tencor Corp.	39,991	2,109,125
Kopin Corp.[a,b]	15,955	59,034
Lam Research Corp.[a]	38,424	1,593,059
Lattice Semiconductor Corp.[a,b]	27,849	151,777
Linear Technology Corp.	55,039	2,111,846
LSI Corp.[a]	135,339	917,598
LTX-Credence Corp.[a,b]	11,512	69,533
Marvell Technology Group Ltd.	102,865	1,088,312
Mattson Technology Inc.[a,b]	14,002	19,323
Maxim Integrated Products Inc.	69,843	2,280,374

32	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2013

Security	Shares	Value

MaxLinear Inc. Class Aa,b	5,297	$32,841
MEMC Electronic Materials Inc.[a,b]	55,241	243,060
Micrel Inc.	11,508	120,949
Microchip Technology Inc.	46,347	1,703,716
Micron Technology Inc.[a]	236,805	2,363,314
Microsemi Corp.[a,b]	21,098	488,841
Mindspeed Technologies Inc.[a,b]	8,709	29,001
MKS Instruments Inc.	12,485	339,592
Monolithic Power Systems Inc.	7,161	174,514
MoSys Inc.[a,b]	8,514	40,101
Nanometrics Inc.[a,b]	5,568	80,346
NVIDIA Corp.	148,408	1,902,591
OmniVision Technologies Inc.[a]	12,336	169,990
ON Semiconductor Corp.[a]	108,208	895,962
Peregrine Semiconductor Corp.[a,b]	1,576	15,398
Pericom Semiconductor Corp.[a,b]	5,453	37,135
Photronics Inc.[a,b]	14,197	94,836
PLX Technology Inc.[a,b]	9,766	44,533
PMC-Sierra Inc.[a]	49,471	335,908
Power Integrations Inc.	6,748	292,931
QLogic Corp.[a,b]	23,099	267,948
QUALCOMM Inc.	407,532	27,284,267
QuickLogic Corp.[a,b]	10,575	26,015
Rambus Inc.[a,b]	26,240	147,206
Richardson Electronics Ltd.	2,962	35,129
Rovi Corp.[a]	23,205	496,819
Rubicon Technology Inc.[a,b]	4,097	27,040
Rudolph Technologies Inc.[a,b]	7,744	91,224
Semtech Corp.[a,b]	15,574	551,164
Sigma Designs Inc.[a,b]	7,909	38,517
Silicon Image Inc.[a,b]	19,776	96,111
Silicon Laboratories Inc.[a,b]	10,151	419,845
Skyworks Solutions Inc.[a]	45,089	993,311
Supertex Inc.	2,425	53,859
Teradyne Inc.[a,b]	44,293	718,433
Tessera Technologies Inc.	12,325	231,094
Texas Instruments Inc.	272,830	9,680,008
TriQuint Semiconductor Inc.[a,b]	39,992	201,960
Ultra Clean Holdings Inc.[a,b]	5,853	38,045
Ultratech Inc.[a,b]	6,220	245,877
Veeco Instruments Inc.[a,b]	9,192	352,329
Volterra Semiconductor Corp.[a,b]	6,033	85,669
Xilinx Inc.	63,037	2,406,122

		115,292,785

Security	Shares	Value

SHIPBUILDING — 0.02%
Huntington Ingalls Industries Inc.	11,720	$625,028

		625,028
SOFTWARE — 3.57%
Accelrys Inc.[a,b]	13,314	129,945
ACI Worldwide Inc.[a]	9,449	461,678
Activision Blizzard Inc.	100,709	1,467,330
Actuate Corp.[a,b]	11,709	70,254
Acxiom Corp.[a,b]	18,230	371,892
Adobe Systems Inc.[a]	118,584	5,159,590
Advent Software Inc.[a,b]	7,459	208,628
Akamai Technologies Inc.[a]	42,848	1,512,106
Allscripts Healthcare Solutions Inc.[a]	40,693	553,018
American Software Inc. Class A	5,650	47,008
ANSYS Inc.[a]	22,293	1,815,096
Aspen Technology Inc.[a,b]	22,191	716,547
athenahealth Inc.[a,b]	8,552	829,886
Audience Inc.[a]	1,465	22,341
Autodesk Inc.[a]	55,242	2,278,180
AVG Technologies[a,b]	1,909	26,573
Avid Technology Inc.[a,b]	7,228	45,320
Blackbaud Inc.	10,706	317,219
BMC Software Inc.[a]	34,073	1,578,602
Bottomline Technologies Inc.[a,b]	8,268	235,721
Broadridge Financial Solutions Inc.	29,778	739,686
CA Inc.	84,801	2,134,441
Callidus Software Inc.[a,b]	8,247	37,689
Cerner Corp.[a]	34,579	3,276,360
Citrix Systems Inc.[a]	44,411	3,204,698
CommVault Systems Inc.[a,b]	10,604	869,316
Computer Programs and Systems Inc.	2,633	142,472
Compuware Corp.[a]	51,878	648,475
Concur Technologies Inc.[a,b]	10,841	744,343
Cornerstone OnDemand Inc.[a,b]	7,987	272,357
CSG Systems International Inc.[a,b]	8,049	170,558
Demandware Inc.[a,b]	1,570	39,800
Digi International Inc.[a,b]	6,216	55,509
Digital River Inc.[a]	8,754	123,782
Dun & Bradstreet Corp. (The)	10,660	891,709
E2open Inc.[a,b]	1,157	23,071
Ebix Inc.[b]	6,806	110,393
Electronic Arts Inc.[a]	70,941	1,255,656
Envestnet Inc.[a,b]	4,961	86,867
EPAM Systems Inc.[a,b]	1,150	26,715

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2013

Security	Shares	Value

EPIQ Systems Inc.	7,606	$106,712
Exa Corp.[a,b]	1,558	14,832
Fair Isaac Corp.	8,119	370,957
FalconStor Software Inc.[a,b]	7,143	19,143
Fidelity National Information Services Inc.	59,912	2,373,713
Fiserv Inc.[a]	32,502	2,854,651
Geeknet Inc.[a,b]	1,013	14,962
Glu Mobile Inc.[a,b]	12,887	38,403
Greenway Medical Technologies Inc.[a,b]	1,835	29,177
Guidance Software Inc.[a,b]	3,552	38,539
Guidewire Software Inc.[a,b]	4,592	176,516
Imperva Inc.[a,b]	2,334	89,859
inContact Inc.[a,b]	9,574	77,454
Infoblox Inc.[a]	1,847	40,080
Informatica Corp.[a]	25,778	888,568
InnerWorkings Inc.[a,b]	7,570	114,610
Innodata Inc.[a,b]	5,296	18,271
Interactive Intelligence Group Inc.[a,b]	3,550	157,443
Intuit Inc.	70,217	4,609,746
Jive Software Inc.[a]	3,832	58,246
ManTech International Corp. Class A	5,512	148,107
Market Leader Inc.[a,b]	5,277	47,282
MedAssets Inc.[a,b]	13,865	266,901
Medidata Solutions Inc.[a]	5,279	306,076
Microsoft Corp.	1,791,862	51,265,172
MicroStrategy Inc. Class Aa	2,008	202,969
Monotype Imaging Holdings Inc.	8,807	209,166
MSCI Inc. Class Aa	28,915	981,086
NetSuite Inc.[a,b]	7,423	594,285
Nuance Communications Inc.[a,b]	57,449	1,159,321
Omnicell Inc.[a,b]	7,924	149,605
Oracle Corp.	908,353	29,376,136
PDF Solutions Inc.[a,b]	5,795	92,836
Pegasystems Inc.	4,103	115,212
Pervasive Software Inc.[a,b]	3,191	29,261
Progress Software Corp.[a,b]	12,103	275,706
Proofpoint Inc.[a,b]	1,531	25,813
PROS Holdings Inc.[a,b]	5,188	140,958
PTC Inc.[a]	28,478	725,904
QAD Inc. Class A	1,522	19,542
QLIK Technologies Inc.[a,b]	20,296	524,246
Quality Systems Inc.	9,406	171,942

Security	Shares	Value

RealPage Inc.[a,b]	8,528	$176,615
Red Hat Inc.[a]	45,919	2,321,665
Rosetta Stone Inc.[a,b]	2,558	39,342
Salesforce.com Inc.[a]	34,881	6,237,769
Sapiens International Corp.	3,309	18,001
Schawk Inc.	2,739	30,102
SciQuest Inc.[a,b]	4,258	102,362
SeaChange International Inc.[a,b]	6,820	81,090
ServiceNow Inc.[a,b]	3,614	130,827
SolarWinds Inc.[a]	14,693	868,356
Solera Holdings Inc.	16,573	966,703
SS&C Technologies Holdings Inc.[a]	8,038	240,979
Synchronoss Technologies Inc.[a,b]	6,544	203,060
SYNNEX Corp.[a,b]	6,238	230,806
Take-Two Interactive Software Inc.[a]	18,565	299,825
Tangoe Inc.[a,b]	7,081	87,734
Tyler Technologies Inc.[a,b]	7,141	437,458
Ultimate Software Group Inc. (The)[a,b]	6,340	660,374
VeriFone Systems Inc.[a]	25,611	529,635
Verint Systems Inc.[a,b]	12,196	445,764
VMware Inc. Class Aa,b	21,180	1,670,678
Workday Inc. Class Aa	6,118	377,052

		147,776,436
STORAGE & WAREHOUSING — 0.01%
Mobile Mini Inc.[a,b]	9,067	266,842
Wesco Aircraft Holdings Inc.[a,b]	4,189	61,662

		328,504
TELECOMMUNICATIONS — 3.86%
8x8 Inc.[a,b]	16,819	115,210
Acme Packet Inc.[a]	13,825	403,966
ADTRAN Inc.	15,102	296,754
Amdocs Ltd.	40,410	1,464,862
Anaren Inc.[a,b]	3,295	63,890
Anixter International Inc.	6,710	469,163
ARRIS Group Inc.[a,b]	26,787	459,933
Aruba Networks Inc.[a,b]	26,535	656,476
AT&T Inc.	1,307,390	47,968,139
Atlantic Tele-Network Inc.	2,111	102,405
Aviat Networks Inc.[a]	14,110	47,551
Aware Inc.	2,752	12,742
Black Box Corp.	4,166	90,860
CalAmp Corp.[a,b]	6,848	75,123
Calix Inc.[a,b]	9,441	76,944

34	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2013

Security	Shares	Value

Cbeyond Inc.[a,b]	6,807	$50,576
CenturyLink Inc.	148,606	5,220,529
Ciena Corp.[a,b]	23,547	376,987
Cincinnati Bell Inc.[a,b]	46,541	151,724
Cisco Systems Inc.	1,273,479	26,628,446
Clearwire Corp. Class Aa	83,266	269,782
Comtech Telecommunications Corp.	4,262	103,481
Comverse Inc.[a]	5,124	143,677
Consolidated Communications Holdings Inc.	9,493	166,602
Corning Inc.	363,000	4,838,790
Crown Castle International Corp.[a]	70,040	4,877,586
DigitalGlobe Inc.[a,b]	12,517	361,866
EarthLink Inc.	25,153	136,329
EchoStar Corp. Class Aa	9,235	359,888
Extreme Networks Inc.[a,b]	22,273	75,060
Fairpoint Communications Inc.[a,b]	5,032	37,589
Finisar Corp.[a,b]	21,637	285,392
Frontier Communications Corp.[b]	237,363	944,705
General Communication Inc. Class Aa,b	8,706	79,834
Globecomm Systems Inc.[a,b]	5,511	66,187
Harmonic Inc.[a,b]	28,012	162,189
Harris Corp.	27,071	1,254,470
Hawaiian Telcom Holdco Inc.[a,b]	2,453	56,591
Hickory Tech Corp.	3,136	31,830
IDT Corp. Class B	3,609	43,525
Infinera Corp.[a,b]	26,028	182,196
InterDigital Inc.	9,332	446,350
IPG Photonics Corp.[b]	7,583	503,587
Iridium Communications Inc.[a,b]	11,795	71,006
Ixia[a,b]	10,002	216,443
JDS Uniphase Corp.[a]	54,899	734,000
Juniper Networks Inc.[a]	126,438	2,344,161
KVH Industries Inc.[a,b]	3,466	47,034
Leap Wireless International Inc.[a,b]	12,571	74,043
Level 3 Communications Inc.[a]	38,701	785,243
LogMeIn Inc.[a]	5,244	100,790
Loral Space & Communications Inc.	2,604	161,136
Lumos Networks Corp.	3,488	47,018
MetroPCS Communications Inc.[a]	72,326	788,353
Motorola Solutions Inc.	65,801	4,213,238
Neonode Inc.[a,b]	5,363	30,945

Security	Shares	Value

NeoPhotonics Corp.[a,b]	4,667	$23,848
NETGEAR Inc.[a,b]	9,004	301,724
NeuStar Inc. Class Aa	15,753	732,987
Neutral Tandem Inc.	7,040	23,021
NII Holdings Inc.[a,b]	40,894	177,071
NTELOS Holdings Corp.	3,493	44,745
Numerex Corp. Class Aa	2,541	32,499
Oclaro Inc.[a,b]	17,331	21,837
Oplink Communications Inc.[a,b]	4,548	74,587
ORBCOMM Inc.[a,b]	8,965	46,708
Palo Alto Networks Inc.[a]	1,770	100,182
ParkerVision Inc.[a,b]	18,074	66,332
Plantronics Inc.	10,059	444,507
Polycom Inc.[a]	42,314	468,839
Preformed Line Products Co.	583	40,793
Premiere Global Services Inc.[a,b]	11,842	130,144
Primus Telecommunications Group Inc.	2,882	31,846
Procera Networks Inc.[a,b]	4,529	53,850
RF Micro Devices Inc.[a,b]	66,097	351,636
RigNet Inc.[a,b]	2,919	72,800
Ruckus Wireless Inc.[a,b]	2,612	54,852
SBA Communications Corp. Class Aa	28,993	2,088,076
Shenandoah Telecommunications Co.	5,540	84,374
ShoreTel Inc.[a,b]	11,676	42,384
Sonus Networks Inc.[a]	50,195	130,005
Sprint Nextel Corp.[a]	716,105	4,447,012
Symmetricom Inc.[a,b]	10,053	45,641
TeleNav Inc.[a,b]	3,819	24,633
Telephone & Data Systems Inc.	22,777	479,911
Tellabs Inc.	87,454	182,779
Telular Corp.	3,933	39,566
TESSCO Technologies Inc.	1,266	27,396
tw telecom inc.[a]	35,781	901,323
Ubiquiti Networks Inc.	2,509	34,423
United States Cellular Corp.[a,b]	3,264	117,504
USA Mobility Inc.	4,847	64,320
Verizon Communications Inc.	676,743	33,261,918
ViaSat Inc.[a,b]	8,900	431,116
Virgin Media Inc.	66,326	3,247,984
Vonage Holdings Corp.[a,b]	35,232	101,820
Westell Technologies Inc. Class Aa,b	12,398	24,920
Windstream Corp.	139,948	1,112,587

		159,957,696

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2013

Security	Shares	Value

TEXTILES — 0.08%
Cintas Corp.	24,655	$1,088,025
Culp Inc.	2,072	32,966
G&K Services Inc. Class A	4,441	202,110
Mohawk Industries Inc.[a]	13,654	1,544,540
UniFirst Corp.	3,446	311,863

		3,179,504
TOYS, GAMES & HOBBIES — 0.12%
Hasbro Inc.	27,444	1,205,889
JAKKS Pacific Inc.	5,212	54,674
LeapFrog Enterprises Inc.[a,b]	12,009	102,797
Mattel Inc.	81,261	3,558,419

		4,921,779
TRANSPORTATION — 1.69%
Air Transport Services Group Inc.[a,b]	12,521	72,997
Arkansas Best Corp.	5,936	69,332
Atlas Air Worldwide Holdings Inc.[a,b]	6,299	256,747
Bristow Group Inc.	8,501	560,556
C.H. Robinson Worldwide Inc.	38,837	2,309,248
CAI International Inc.[a,b]	3,032	87,382
Celadon Group Inc.	4,671	97,437
Con-way Inc.	13,305	468,469
CSX Corp.	248,000	6,108,240
Echo Global Logistics Inc.[a,b]	3,515	77,752
ERA Group Inc.[a]	5,025	105,525
Expeditors International of Washington Inc.	50,758	1,812,568
FedEx Corp.	75,183	7,382,971
Forward Air Corp.	6,905	257,487
Frontline Ltd.[a,b]	12,016	28,117
GasLog Ltd.[b]	5,580	71,759
Genco Shipping & Trading Ltd.[a,b]	7,369	21,223
Genesee & Wyoming Inc. Class Aa,b	10,548	982,124
Golar LNG Ltd.	10,335	381,982
GulfMark Offshore Inc. Class A	6,359	247,747
Heartland Express Inc.	11,382	151,836
Hub Group Inc. Class Aa	8,843	340,102
International Shipholding Corp.	1,245	22,659
J.B. Hunt Transport Services Inc.	21,516	1,602,512
Kansas City Southern Industries Inc.	26,257	2,911,901
Kirby Corp.[a,b]	13,260	1,018,368
Knight Transportation Inc.	13,686	220,345
Knightsbridge Tankers Ltd.	5,840	47,888
Landstar System Inc.	11,211	640,036

Security	Shares	Value

Marten Transport Ltd.	3,625	$72,971
Matson Inc.	10,066	247,624
Nordic American Tankers Ltd.[b]	12,715	146,858
Norfolk Southern Corp.	77,746	5,992,662
Old Dominion Freight Line Inc.[a]	16,977	648,521
Pacer International Inc.[a,b]	8,135	40,919
Patriot Transportation Holding Inc.[a,b]	1,466	40,784
PHI Inc.[a,b]	3,183	108,890
Quality Distribution Inc.[a,b]	5,098	42,874
Rand Logistics Inc.[a,b]	4,229	25,903
Roadrunner Transportation Systems Inc.[a,b]	3,031	69,713
Ryder System Inc.	12,212	729,667
Saia Inc.[a]	3,837	138,784
Scorpio Tankers Inc.[a]	25,952	231,492
Ship Finance International Ltd.	11,487	202,631
Swift Transportation Co.[a,b]	18,802	266,612
Teekay Corp.	8,617	309,867
Teekay Tankers Ltd. Class Ab	14,990	42,722
Tidewater Inc.	12,231	617,666
Union Pacific Corp.	113,190	16,119,388
United Parcel Service Inc. Class B	172,174	14,789,747
Universal Truckload Services Inc.[a]	1,257	29,326
UTi Worldwide Inc.	24,671	357,236
Werner Enterprises Inc.	10,474	252,842
XPO Logistics Inc.[a,b]	4,205	70,812

		69,951,821
TRUCKING & LEASING — 0.04%
AMERCO	2,041	354,195
GATX Corp.	11,129	578,374
Greenbrier Companies Inc. (The)[a,b]	5,425	123,202
TAL International Group Inc.	6,940	314,451
Textainer Group Holdings Ltd.[b]	3,250	128,538
Willis Lease Finance Corp.[a,b]	1,285	19,429

		1,518,189
VENTURE CAPITAL — 0.01%
Fidus Investment Corp.	2,927	56,052
GSV Capital Corp.[a,b]	4,593	37,938
Harris & Harris Group Inc.[a,b]	7,209	25,953
Hercules Technology Growth Capital Inc.	12,804	156,849

		276,792
WATER — 0.09%
American States Water Co.	4,502	259,180

36	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2013

Security	Shares	Value

American Water Works Co. Inc.	42,156	$1,746,945
Aqua America Inc.	33,084	1,040,161
Artesian Resources Corp. Class A	1,852	41,615
California Water Service Group	10,045	199,896
Connecticut Water Service Inc.	1,987	58,080
Consolidated Water Co. Ltd.[b]	3,396	33,620
Middlesex Water Co.	3,629	70,838
PICO Holdings Inc.[a,b]	5,421	120,346
SJW Corp.	3,426	90,789
York Water Co. (The)	3,163	59,464

		3,720,934

TOTAL COMMON STOCKS
(Cost: $3,818,552,912)		4,133,011,769

INVESTMENT COMPANIES — 0.00%

CLOSED-END FUNDS — 0.00%
Firsthand Technology Value Fund Inc.[a,b]	2,026	39,082

		39,082

TOTAL INVESTMENT COMPANIES
(Cost: $38,422)		39,082

WARRANTS — 0.00%

OIL & GAS — 0.00%
Magnum Hunter Resources Corp. (Expires 10/14/13)[a,b]	2,506	326

		326

TOTAL WARRANTS
(Cost: $0)		326

SHORT-TERM INVESTMENTS — 3.75%

MONEY MARKET FUNDS — 3.75%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,e,f]	125,795,910	125,795,910
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,e,f]	8,934,925	8,934,925

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,e]	20,668,381	$20,668,381

		155,399,216

TOTAL SHORT-TERM INVESTMENTS
(Cost: $155,399,216)		155,399,216

TOTAL INVESTMENTS IN SECURITIES — 103.60%
(Cost: $3,973,990,550)		4,288,450,393
Other Assets, Less Liabilities — (3.60)%		(148,890,767)

NET ASSETS — 100.00%		$4,139,559,626

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	37

Schedule of Investments

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.88%

ADVERTISING — 0.24%
Clear Channel Outdoor Holdings Inc. Class Aa	1,146	$8,583
Interpublic Group of Companies Inc. (The)	1,223	15,936
Lamar Advertising Co. Class Aa	3,070	149,233
MDC Partners Inc.	438	7,082
Millennial Media Inc.[a]	502	3,188
Omnicom Group Inc.	12,720	749,208

		933,230
AEROSPACE & DEFENSE — 2.34%
AeroVironment Inc.[a]	478	8,666
Astronics Corp.[a,b]	539	16,073
B/E Aerospace Inc.[a]	4,521	272,571
Boeing Co. (The)	31,387	2,694,574
CPI Aerostructures Inc.[a,b]	264	2,262
Cubic Corp.	395	16,874
GenCorp Inc.[a,b]	2,196	29,207
HEICO Corp.	2,433	105,617
Kaman Corp.	1,220	43,273
LMI Aerospace Inc.[a]	47	977
Lockheed Martin Corp.	10,798	1,042,223
M/A-COM Technology Solutions Holdings Inc.[a]	85	1,366
Moog Inc. Class Aa	243	11,137
National Presto Industries Inc.	22	1,771
Rockwell Collins Inc.	6,336	399,928
SIFCO Industries Inc.	68	1,252
Spirit AeroSystems Holdings Inc. Class Aa	1,245	23,643
Teledyne Technologies Inc.[a]	591	46,358
TransDigm Group Inc.	2,360	360,891
Triumph Group Inc.	785	61,623
United Technologies Corp.	42,323	3,954,238

		9,094,524
AGRICULTURE — 2.65%
Alico Inc.	59	2,729
Altria Group Inc.	73,264	2,519,549
Cadiz Inc.[a,b]	564	3,813
Limoneira Co.	345	6,665
Lorillard Inc.	18,232	735,661
Philip Morris International Inc.	72,786	6,747,990
Reynolds American Inc.	5,106	227,166

Security	Shares	Value

Tejon Ranch Co.[a]	631	$18,791
Vector Group Ltd.	1,934	31,176

		10,293,540
AIRLINES — 0.42%
Alaska Air Group Inc.[a]	3,109	198,851
Allegiant Travel Co.	683	60,637
Copa Holdings SA Class A	1,236	147,838
Delta Air Lines Inc.[a]	25,332	418,231
Hawaiian Holdings Inc.[a]	1,292	7,442
Republic Airways Holdings Inc.[a]	1,235	14,252
SkyWest Inc.	217	3,483
Southwest Airlines Co.	6,718	90,559
Spirit Airlines Inc.[a]	1,922	48,742
United Continental Holdings Inc.[a]	15,479	495,483
US Airways Group Inc.[a,b]	7,665	130,075

		1,615,593
APPAREL — 1.27%
Carter’s Inc.[a]	2,235	127,998
Cherokee Inc.	337	4,617
Coach Inc.	13,328	666,267
Crocs Inc.[a]	4,155	61,577
Deckers Outdoor Corp.[a,b]	969	53,964
G-III Apparel Group Ltd.[a]	94	3,770
Hanesbrands Inc.[a]	4,538	206,751
Maidenform Brands Inc.[a]	772	13,533
Michael Kors Holdings Ltd.[a]	3,918	222,503
Nike Inc. Class B	33,546	1,979,549
Oxford Industries Inc.	648	34,409
R.G. Barry Corp.	372	4,981
Ralph Lauren Corp.	2,883	488,121
Steven Madden Ltd.[a]	1,814	78,256
True Religion Apparel Inc.	1,197	31,254
Under Armour Inc. Class Aa,b	3,582	183,398
VF Corp.	4,082	684,756
Wolverine World Wide Inc.	2,248	99,744

		4,945,448
AUTO MANUFACTURERS — 0.09%
PACCAR Inc.	3,747	189,448
Tesla Motors Inc.[a,b]	3,273	124,014
Wabash National Corp.[a]	3,529	35,855

		349,317

38	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value

AUTO PARTS & EQUIPMENT — 0.46%
Allison Transmission Holdings Inc.	1,208	$29,004
BorgWarner Inc.[a]	5,325	411,835
Commercial Vehicle Group Inc.[a,b]	1,104	8,611
Cooper Tire & Rubber Co.	2,488	63,842
Dana Holding Corp.	699	12,463
Delphi Automotive PLC	15,290	678,876
Dorman Products Inc.	1,132	42,122
Fuel Systems Solutions Inc.[a]	146	2,405
Gentherm Inc.[a,b]	1,348	22,080
Goodyear Tire & Rubber Co. (The)[a]	11,325	142,808
Meritor Inc.[a]	1,042	4,929
Tenneco Inc.[a]	2,804	110,225
Titan International Inc.[b]	2,485	52,384
Tower International Inc.[a]	293	4,102
Visteon Corp.[a]	124	7,155
WABCO Holdings Inc.[a]	2,778	196,099

		1,788,940
BANKS — 0.05%
Arrow Financial Corp.	25	616
Bank of the Ozarks Inc.	986	43,729
Bridge Capital Holdings[a,b]	125	1,905
Cass Information Systems Inc.	561	23,584
FNB United Corp.[a]	346	3,377
Signature Bank[a]	385	30,323
Texas Capital Bancshares Inc.[a]	1,641	66,379
Westamerica Bancorp	710	32,184

		202,097
BEVERAGES — 3.77%
Boston Beer Co. Inc. (The) Class Aa,b	359	57,311
Brown-Forman Corp. Class B NVS	6,107	436,040
Coca-Cola Bottling Co. Consolidated	204	12,305
Coca-Cola Co. (The)	180,394	7,295,133
Coca-Cola Enterprises Inc.	1,009	37,252
Craft Brew Alliance Inc.[a,b]	156	1,161
Dr Pepper Snapple Group Inc.	9,896	464,617
Farmer Bros. Co.[a]	18	265
Green Mountain Coffee Roasters Inc.[a,b]	5,373	304,971
Monster Beverage Corp.[a]	6,289	300,237
National Beverage Corp.	496	6,969
PepsiCo Inc.	72,627	5,745,522

		14,661,783
BIOTECHNOLOGY — 4.07%
Acorda Therapeutics Inc.[a,b]	1,824	58,423
Aegerion Pharmaceuticals Inc.[a,b]	1,285	51,837

Security	Shares	Value

Affymax Inc.[a]	1,670	$2,321
Agenus Inc.[a,b]	649	2,525
Alexion Pharmaceuticals Inc.[a]	8,959	825,482
Alnylam Pharmaceuticals Inc.[a,b]	2,555	62,265
AMAG Pharmaceuticals Inc.[a,b]	786	18,746
Amgen Inc.	36,111	3,701,739
Arena Pharmaceuticals Inc.[a,b]	8,979	73,718
ARIAD Pharmaceuticals Inc.[a]	8,444	152,752
ArQule Inc.[a,b]	2,571	6,659
BioCryst Pharmaceuticals Inc.[a,b]	2,281	2,714
Biogen Idec Inc.[a]	11,117	2,144,580
Biotime Inc.[a,b]	1,446	5,524
Cambrex Corp.[a]	712	9,106
Celgene Corp.[a]	20,437	2,368,853
Celldex Therapeutics Inc.[a,b]	3,936	45,579
Ceres Inc.[a]	320	1,114
Charles River Laboratories International Inc.[a]	1,433	63,439
Coronado Biosciences Inc.[a,b]	633	6,153
Cubist Pharmaceuticals Inc.[a]	2,951	138,166
Curis Inc.[a]	2,825	9,266
Dendreon Corp.[a,b]	6,845	32,377
Discovery Laboratories Inc.[a,b]	2,021	4,628
Dynavax Technologies Corp.[a,b]	7,087	15,733
Emergent BioSolutions Inc.[a]	241	3,369
Exact Sciences Corp.[a,b]	3,042	29,812
Exelixis Inc.[a,b]	8,693	40,162
Gilead Sciences Inc.[a]	70,315	3,440,513
GTx Inc.[a]	1,853	7,690
Halozyme Therapeutics Inc.[a,b]	4,181	24,124
Harvard Bioscience Inc.[a]	71	401
Illumina Inc.[a]	5,705	308,070
ImmunoGen Inc.[a,b]	2,954	47,441
Immunomedics Inc.[a,b]	2,864	6,902
Incyte Corp.[a,b]	4,443	104,011
Intercept Pharmaceuticals Inc.[a]	213	7,966
InterMune Inc.[a,b]	2,275	20,589
Kythera Biopharmaceuticals Inc.[a]	240	5,846
Lexicon Pharmaceuticals Inc.[a,b]	3,964	8,641
Life Technologies Corp.[a]	776	50,153
Ligand Pharmaceuticals Inc. Class Ba,b	767	20,441
Medicines Co. (The)[a]	2,547	85,121
Merrimack Pharmaceuticals Inc.[a,b]	708	4,319

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value

Momenta Pharmaceuticals Inc.[a]	831	$11,086
Myriad Genetics Inc.[a]	3,765	95,631
NewLink Genetics Corp.[a]	588	7,215
Novavax Inc.[a,b]	7,723	17,608
NPS Pharmaceuticals Inc.[a,b]	2,638	26,881
Omeros Corp.[a,b]	1,421	5,854
OncoGenex Pharmaceutical Inc.[a]	677	7,670
Oncothyreon Inc.[a,b]	2,647	5,506
PDL BioPharma Inc.[b]	5,587	40,841
Regeneron Pharmaceuticals Inc.[a]	3,606	636,098
Repligen Corp.[a]	1,292	8,928
RTI Biologics Inc.[a]	137	540
Sangamo BioSciences Inc.[a,b]	2,332	22,294
Seattle Genetics Inc.[a,b]	4,367	155,072
Sequenom Inc.[a,b]	4,040	16,766
Spectrum Pharmaceuticals Inc.[b]	2,751	20,522
Sunesis Pharmaceuticals Inc.[a]	1,181	6,460
Transcept Pharmaceuticals Inc.[a]	176	843
Trius Therapeutics Inc.[a,b]	1,156	7,907
United Therapeutics Corp.[a]	2,199	133,853
Verastem Inc.[a,b]	241	2,318
Vertex Pharmaceuticals Inc.[a]	9,871	542,708
Vical Inc.[a,b]	3,003	11,952
XOMA Corp.[a,b]	2,520	8,795
ZIOPHARM Oncology Inc.[a,b]	3,040	5,563

		15,818,181
BUILDING MATERIALS — 0.29%
AAON Inc.	837	23,093
American DG Energy Inc.[a,b]	1,030	2,163
Armstrong World Industries Inc.	978	54,660
Boise Cascade Co.[a]	254	8,621
Builders FirstSource Inc.[a,b]	2,086	12,224
Comfort Systems USA Inc.	512	7,214
Drew Industries Inc.	421	15,287
Eagle Materials Inc.	2,261	150,650
Fortune Brands Home & Security Inc.[a]	1,218	45,590
Headwaters Inc.[a,b]	3,402	37,082
Lennox International Inc.	2,352	149,329
Martin Marietta Materials Inc.	1,078	109,978
Masco Corp.	16,749	339,167
Nortek Inc.[a]	359	25,618
Patrick Industries Inc.[a,b]	186	2,931
PGT Inc.[a,b]	513	3,524
Simpson Manufacturing Co. Inc.	190	5,816

Security	Shares	Value

Trex Co. Inc.[a,b]	650	$31,967
USG Corp.[a]	3,423	90,504

		1,115,418
CHEMICALS — 3.31%
Aceto Corp.	293	3,244
Airgas Inc.	3,171	314,436
Albemarle Corp.	2,321	145,109
American Vanguard Corp.	1,287	39,305
Axiall Corp.	2,638	163,978
Balchem Corp.	1,366	60,022
Celanese Corp. Series A	7,232	318,570
CF Industries Holdings Inc.	672	127,929
Chemtura Corp.[a]	3,169	68,482
E.I. du Pont de Nemours and Co.	43,560	2,141,410
Eastman Chemical Co.	5,847	408,530
Ecolab Inc.	12,112	971,140
FMC Corp.	6,419	366,076
H.B. Fuller Co.	2,305	90,079
Hawkins Inc.	428	17,099
Innophos Holdings Inc.	999	54,505
Innospec Inc.	130	5,756
International Flavors & Fragrances Inc.	3,744	287,053
Intrepid Potash Inc.	1,183	22,193
KMG Chemicals Inc.	366	7,115
Landec Corp.[a,b]	298	4,312
LyondellBasell Industries NV Class A	1,084	68,606
Monsanto Co.	24,749	2,614,237
NewMarket Corp.	403	104,925
Olin Corp.	2,539	64,034
OMNOVA Solutions Inc.[a,b]	2,023	15,516
PolyOne Corp.	3,254	79,430
PPG Industries Inc.	6,569	879,852
Praxair Inc.	13,880	1,548,175
Quaker Chemical Corp.	166	9,797
Rentech Inc.	7,039	16,542
Rockwood Holdings Inc.	953	62,364
RPM International Inc.	2,364	74,655
Sherwin-Williams Co. (The)	4,033	681,133
Sigma-Aldrich Corp.	5,595	434,620
Stepan Co.	813	51,300
Valspar Corp. (The)	4,299	267,613
W.R. Grace & Co.[a]	3,146	243,847
Westlake Chemical Corp.	218	20,383
Zep Inc.	420	6,304

		12,859,676

40	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value

COAL — 0.01%
SunCoke Energy Inc.[a,b]	2,285	$37,314

		37,314
COMMERCIAL SERVICES — 3.05%
Aaron’s Inc.	2,670	76,576
Acacia Research Corp.[a]	2,296	69,270
Accretive Health Inc.[a,b]	2,604	26,457
Advisory Board Co. (The)[a,b]	1,585	83,244
Alliance Data Systems Corp.[a]	2,327	376,718
American Public Education Inc.[a,b]	848	29,587
AMN Healthcare Services Inc.[a]	1,054	16,685
Apollo Group Inc. Class Aa,b	4,426	76,968
Arbitron Inc.	1,210	56,713
ARC Document Solutions Inc.[a]	236	703
Automatic Data Processing Inc.	22,677	1,474,459
AVEO Pharmaceuticals Inc.[a,b]	1,664	12,230
Avis Budget Group Inc.[a]	4,903	136,451
Barrett Business Services Inc.	325	17,115
Bridgepoint Education Inc.[a]	794	8,123
Bright Horizons Family Solutions Inc.[a]	339	11,455
Brink’s Co. (The)	2,184	61,720
Capella Education Co.[a,b]	617	19,213
Cardtronics Inc.[a]	2,038	55,963
CDI Corp.	76	1,307
Chemed Corp.	874	69,903
Collectors Universe Inc.	250	2,943
Corporate Executive Board Co. (The)	1,537	89,392
CorVel Corp.[a,b]	276	13,659
CoStar Group Inc.[a,b]	1,316	144,049
Deluxe Corp.	1,578	65,329
Electro Rent Corp.	82	1,520
Equifax Inc.	5,002	288,065
ExamWorks Group Inc.[a]	254	4,399
ExlService Holdings Inc.[a]	1,080	35,510
FleetCor Technologies Inc.[a]	2,249	172,431
Forrester Research Inc.	654	20,699
Franklin Covey Co.[a,b]	453	6,582
Gartner Inc.[a,b]	4,305	234,235
Genpact Ltd.	4,695	85,402
Global Cash Access Inc.[a,b]	3,042	21,446
Global Payments Inc.	3,646	181,060

Security	Shares	Value

Grand Canyon Education Inc.[a,b]	1,847	$46,895
Great Lakes Dredge & Dock Corp.	310	2,086
Green Dot Corp. Class Aa,b	1,109	18,531
H&E Equipment Services Inc.	741	15,116
H&R Block Inc.	7,929	233,271
Hackett Group Inc. (The)	1,143	5,224
Healthcare Services Group Inc.	3,102	79,504
Heartland Payment Systems Inc.	1,767	58,258
Hertz Global Holdings Inc.[a]	6,489	144,445
HMS Holdings Corp.[a,b]	3,970	107,786
Huron Consulting Group Inc.[a,b]	1,060	42,739
Insperity Inc.	1,160	32,909
Intersections Inc.	276	2,597
Iron Mountain Inc.	7,197	261,323
ITT Educational Services Inc.[a,b]	1,109	15,282
K12 Inc.[a,b]	1,234	29,752
Kforce Inc.	1,202	19,677
Landauer Inc.	496	27,964
Lender Processing Services Inc.	3,919	99,778
LifeLock Inc.[a,b]	959	9,235
Mac-Gray Corp.	114	1,459
MasterCard Inc. Class A	5,032	2,722,966
Matthews International Corp. Class A	620	21,632
MAXIMUS Inc.	1,589	127,072
McGrath RentCorp	590	18,349
Medifast Inc.[a,b]	610	13,981
MoneyGram International Inc.[a]	278	5,032
Monro Muffler Brake Inc.[b]	1,437	57,063
Moody’s Corp.	9,181	489,531
Morningstar Inc.	1,010	70,619
Multi-Color Corp.	30	774
National American University Holdings Inc.	360	1,404
National Research Corp.	117	6,791
Odyssey Marine Exploration Inc.[a,b]	3,393	11,061
On Assignment Inc.[a]	1,985	50,240
PAREXEL International Corp.[a,b]	2,766	109,285
Paychex Inc.	14,080	493,786
Performant Financial Corp.[a,b]	430	5,280
Premier Exhibitions Inc.[a,b]	1,203	3,200
PRGX Global Inc.[a]	1,583	11,002
Providence Service Corp. (The)[a]	114	2,108
Robert Half International Inc.	6,603	247,811
Rollins Inc.	2,881	70,729

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value

RPX Corp.[a]	900	$12,699
SAIC Inc.	4,645	62,940
SEI Investments Co.	6,319	182,303
ServiceSource International Inc.[a,b]	2,295	16,226
Sotheby’s	1,096	41,001
Standard Parking Corp.[a,b]	705	14,594
Steiner Leisure Ltd.[a,b]	701	33,900
Strayer Education Inc.	542	26,222
Team Health Holdings Inc.[a]	1,312	47,731
Team Inc.[a]	920	37,784
TMS International Corp.[a]	226	2,983
Total System Services Inc.	6,423	159,162
Tree.com Inc.	173	3,199
TrueBlue Inc.[a]	1,364	28,835
United Rentals Inc.[a]	4,339	238,515
Universal Technical Institute Inc.	647	8,172
Valassis Communications Inc.	1,246	37,218
Vantiv Inc. Class Aa,b	1,823	43,278
Verisk Analytics Inc. Class Aa	5,863	361,337
VistaPrint NVa,b	1,561	60,348
Weight Watchers International Inc.[b]	1,229	51,753
Western Union Co.	26,618	400,335
WEX Inc.[a]	1,797	141,065
Xoom Corp.[a]	304	6,943

		11,859,671
COMPUTERS — 10.01%
3D Systems Corp.[a,b]	3,613	116,483
Accenture PLC Class A	29,864	2,268,768
Acorn Energy Inc.[b]	831	6,108
Apple Inc.	43,419	19,218,552
CACI International Inc. Class Aa	93	5,382
Cadence Design Systems Inc.[a]	12,761	177,761
Carbonite Inc.[a,b]	526	5,760
Cognizant Technology Solutions Corp. Class Aa	14,169	1,085,487
Computer Task Group Inc.[b]	586	12,535
Cray Inc.[a,b]	1,713	39,759
Datalink Corp.[a,b]	708	8,553
Diebold Inc.	228	6,913
Digimarc Corp.	338	7,426
DST Systems Inc.	256	18,245
Echelon Corp.[a,b]	923	2,252
Electronics For Imaging Inc.[a]	146	3,703
EMC Corp.[a]	97,409	2,327,101
FleetMatics Group PLC[a]	357	8,657

Security	Shares	Value

Fortinet Inc.[a]	6,030	$142,790
Fusion-io Inc.[a,b]	3,116	51,009
iGATE Corp.[a,b]	1,487	27,970
IHS Inc. Class Aa	2,325	243,474
Immersion Corp.[a,b]	1,159	13,607
International Business Machines Corp.	50,617	10,796,606
j2 Global Inc.	1,766	69,245
Jack Henry & Associates Inc.	4,058	187,520
Keyw Holding Corp. (The)[a,b]	605	9,759
LivePerson Inc.[a,b]	2,543	34,534
Manhattan Associates Inc.[a,b]	930	69,090
Mattersight Corp.[a,b]	446	1,913
Maxwell Technologies Inc.[a]	1,268	6,834
Mentor Graphics Corp.	2,325	41,966
MICROS Systems Inc.[a]	3,778	171,937
MTS Systems Corp.	743	43,205
NCR Corp.[a]	7,330	202,015
NetApp Inc.[a]	11,407	389,663
NetScout Systems Inc.[a,b]	1,667	40,958
Qualys Inc.[a,b]	394	4,862
Quantum Corp.[a]	692	886
RealD Inc.[a,b]	1,743	22,659
Riverbed Technology Inc.[a]	7,501	111,840
Silicon Graphics International Corp.[a]	71	976
Stratasys Ltd.[a,b]	591	43,864
Super Micro Computer Inc.[a]	1,186	13,390
Synaptics Inc.[a]	1,556	63,314
Synopsys Inc.[a]	504	18,083
Syntel Inc.	711	48,007
Teradata Corp.[a]	7,874	460,708
Unisys Corp.[a,b]	1,034	23,523
Virtusa Corp.[a,b]	866	20,576
Vocera Communications Inc.[a]	131	3,013
Western Digital Corp.	4,162	209,265

		38,908,506
COSMETICS & PERSONAL CARE — 1.07%
Avon Products Inc.	15,368	318,579
Colgate-Palmolive Co.	20,301	2,396,127
Elizabeth Arden Inc.[a,b]	995	40,049
Estee Lauder Companies Inc. (The) Class A	10,746	688,066
Inter Parfums Inc.	538	13,143
Procter & Gamble Co. (The)	9,314	717,737

		4,173,701

42	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value

DISTRIBUTION & WHOLESALE — 0.75%
Beacon Roofing Supply Inc.[a,b]	2,173	$84,008
Core-Mark Holding Co. Inc.	71	3,643
Fastenal Co.	13,787	707,963
Fossil Inc.[a]	2,525	243,915
Genuine Parts Co.	7,261	566,358
Houston Wire & Cable Co.	291	3,768
LKQ Corp.[a]	13,618	296,328
MWI Veterinary Supply Inc.[a,b]	619	81,869
Owens & Minor Inc.	2,509	81,693
Pool Corp.	2,191	105,168
Rentrak Corp.[a,b]	255	5,605
Titan Machinery Inc.[a,b]	782	21,701
United Stationers Inc.	105	4,058
W.W. Grainger Inc.	2,713	610,371
Watsco Inc.	1,358	114,316

		2,930,764
DIVERSIFIED FINANCIAL SERVICES — 2.71%
Affiliated Managers Group Inc.[a]	1,769	271,665
American Express Co.	29,870	2,015,030
BGC Partners Inc. Class A	4,551	18,932
BlackRock Inc.[c]	3,177	816,108
CBOE Holdings Inc.	3,494	129,068
Cohen & Steers Inc.	853	30,768
Credit Acceptance Corp.[a,b]	364	44,459
DFC Global Corp.[a]	1,589	26,441
Diamond Hill Investment Group Inc.	114	8,870
Duff & Phelps Corp. Class A	391	6,064
Eaton Vance Corp. NVS	5,329	222,912
Ellie Mae Inc.[a,b]	1,134	27,273
Encore Capital Group Inc.[a]	803	24,170
Evercore Partners Inc. Class A	118	4,909
Federated Investors Inc. Class B	3,536	83,697
Financial Engines Inc.	2,140	77,511
Franklin Resources Inc.	1,499	226,064
GAMCO Investors Inc. Class A	299	15,880
Greenhill & Co. Inc.	1,355	72,330
Higher One Holdings Inc.[a,b]	1,498	13,317
IntercontinentalExchange Inc.[a]	3,396	553,786
Ladenburg Thalmann Financial Services Inc.[a,b]	4,730	7,852
Lazard Ltd. Class A	5,315	181,401

Security	Shares	Value

LPL Financial Holdings Inc.	2,014	$64,931
MarketAxess Holdings Inc.	1,687	62,925
MicroFinancial Inc.	190	1,602
Nationstar Mortgage Holdings Inc.[a,b]	887	32,730
Netspend Holdings Inc.[a]	1,438	22,850
Ocwen Financial Corp.[a]	300	11,376
Portfolio Recovery Associates Inc.[a]	783	99,378
Pzena Investment Management Inc. Class A	387	2,516
Regional Management Corp.[a]	226	4,565
SeaCube Container Leasing Ltd.	86	1,975
Stifel Financial Corp.[a]	1,219	42,263
T. Rowe Price Group Inc.	11,873	888,932
Teton Advisors Inc. Class B	3	56
Virtus Investment Partners Inc.[a]	147	27,383
Visa Inc. Class A	24,268	4,121,677
Waddell & Reed Financial Inc. Class A	3,998	175,032
WageWorks Inc.[a]	188	4,706
Westwood Holdings Group Inc.	319	14,173
WisdomTree Investments Inc.[a]	2,710	28,184
World Acceptance Corp.[a,b]	440	37,783

		10,523,544
ELECTRIC — 0.06%
Ameresco Inc. Class Aa	704	5,210
Atlantic Power Corp.	395	1,947
EnerNOC Inc.[a]	301	5,228
ITC Holdings Corp.	2,370	211,546
Ormat Technologies Inc.	233	4,812
Otter Tail Corp.	84	2,616

		231,359
ELECTRICAL COMPONENTS & EQUIPMENT — 0.71%
Acuity Brands Inc.	1,971	136,689
American Superconductor Corp.[a]	30	80
AMETEK Inc.	11,260	488,233
Belden Inc.	1,855	95,811
Capstone Turbine Corp.[a,b]	13,923	12,531
Coleman Cable Inc.	371	5,565
Emerson Electric Co.	28,624	1,599,223
EnerSys Inc.[a]	807	36,783
Generac Holdings Inc.	523	18,483
General Cable Corp.[a]	138	5,055

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value

Graham Corp.	439	$10,861
Hubbell Inc. Class B	2,274	220,828
Insteel Industries Inc.	44	718
Littelfuse Inc.	906	61,472
Powell Industries Inc.[a]	178	9,357
SunPower Corp.[a,b]	855	9,867
Universal Display Corp.[a]	1,835	53,931
Vicor Corp.[a]	156	775

		2,766,262
ELECTRONICS — 1.58%
Agilent Technologies Inc.	16,186	679,326
American Science and Engineering Inc.	76	4,635
Amphenol Corp. Class A	7,544	563,160
Analogic Corp.	567	44,804
Badger Meter Inc.	671	35,912
Coherent Inc.	317	17,987
Cymer Inc.[a]	441	42,380
Daktronics Inc.	719	7,549
ESCO Technologies Inc.	396	16,181
FARO Technologies Inc.[a,b]	782	33,931
FEI Co.	1,696	109,477
FLIR Systems Inc.	5,441	141,520
Fluidigm Corp.[a,b]	1,212	22,434
Garmin Ltd.	377	12,456
Gentex Corp.	6,687	133,807
GSI Group Inc.[a]	124	1,058
Honeywell International Inc.	36,159	2,724,581
II-VI Inc.[a,b]	2,065	35,188
InvenSense Inc.[a]	1,684	17,985
Jabil Circuit Inc.	1,562	28,866
Measurement Specialties Inc.[a,b]	615	24,459
Mesa Laboratories Inc.	121	6,412
Mettler-Toledo International Inc.[a]	1,468	313,007
Multi-Fineline Electronix Inc.[a]	71	1,096
National Instruments Corp.	4,310	141,152
NVE Corp.[a,b]	210	11,848
OSI Systems Inc.[a,b]	917	57,120
Plexus Corp.[a]	704	17,114
Rogers Corp.[a]	319	15,191
Sypris Solutions Inc.	334	1,396
Taser International Inc.[a,b]	2,442	19,414
Trimble Navigation Ltd.[a]	11,567	346,547
Waters Corp.[a]	4,161	390,759

Security	Shares	Value

Woodward Inc.	3,217	$127,908
Zagg Inc.[a,b]	1,180	8,590
Zygo Corp.[a,b]	115	1,703

		6,156,953
ENERGY — ALTERNATE SOURCES — 0.02%
Clean Energy Fuels Corp.[a,b]	3,053	39,689
Enphase Energy Inc.[a]	295	1,829
FuelCell Energy Inc.[a,b]	1,756	1,657
Gevo Inc.[a,b]	2,012	4,507
KiOR Inc. Class Aa,b	1,224	5,692
Renewable Energy Group Inc.[a]	12	92
Saratoga Resources Inc.[a,b]	844	2,245
Solarcity Corp.[a]	296	5,589
Solazyme Inc.[a,b]	1,514	11,824

		73,124
ENGINEERING & CONSTRUCTION — 0.19%
Aegion Corp.[a]	258	5,973
Argan Inc.	71	1,059
Chicago Bridge & Iron Co. NV	2,759	171,334
Dycom Industries Inc.[a,b]	1,357	26,719
Exponent Inc.	621	33,497
Fluor Corp.	5,849	387,964
MasTec Inc.[a,b]	2,615	76,227
Mistras Group Inc.[a,b]	723	17,504
MYR Group Inc.[a,b]	520	12,771
Sterling Construction Co. Inc.[a]	4	43

		733,091
ENTERTAINMENT — 0.21%
Bally Technologies Inc.[a,b]	1,889	98,171
Carmike Cinemas Inc.[a]	263	4,766
Churchill Downs Inc.	201	14,078
Cinemark Holdings Inc.	5,301	156,061
Dolby Laboratories Inc. Class A	1,357	45,541
International Game Technology	6,784	111,936
Lions Gate Entertainment Corp.[a,b]	3,607	85,738
Madison Square Garden Inc. Class Aa	163	9,389
Multimedia Games Holding Co. Inc.[a,b]	1,267	26,442
National CineMedia Inc.	866	13,666
Penn National Gaming Inc.[a]	244	13,281
Pinnacle Entertainment Inc.[a]	162	2,368
Regal Entertainment Group Class A	1,378	22,971
Scientific Games Corp. Class Aa	338	2,958

44	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value

SHFL Entertainment Inc.[a]	2,540	$42,088
Six Flags Entertainment Corp.	1,731	125,463
Vail Resorts Inc.	584	36,395

		811,312
ENVIRONMENTAL CONTROL — 0.22%
ADA-ES Inc.[a]	417	11,080
Calgon Carbon Corp.[a]	2,216	40,110
Casella Waste Systems Inc. Class Aa	64	280
CECO Environmental Corp.	284	3,672
Clean Harbors Inc.[a]	2,512	145,922
Covanta Holding Corp.	342	6,891
Darling International Inc.[a]	1,647	29,580
EnergySolutions Inc.[a]	772	2,895
GSE Holding Inc.[a]	418	3,453
Heckmann Corp.[a,b]	406	1,742
Heritage-Crystal Clean Inc.[a,b]	363	5,481
Met-Pro Corp.	46	475
Mine Safety Appliances Co.	1,282	63,613
Stericycle Inc.[a]	3,981	422,703
Tetra Tech Inc.[a]	2,388	72,810
TRC Companies Inc.[a,b]	530	3,418
US Ecology Inc.	528	14,018
Waste Connections Inc.	334	12,017

		840,160
FOOD — 1.98%
Annie’s Inc.[a]	164	6,275
Arden Group Inc. Class A	30	3,033
B&G Foods Inc. Class A	2,431	74,121
Cal-Maine Foods Inc.	575	24,472
Calavo Growers Inc.[b]	526	15,138
Campbell Soup Co.	6,340	287,582
Chefs’ Warehouse Inc. (The)[a,b]	510	9,420
Dean Foods Co.[a]	7,370	133,618
Flowers Foods Inc.	5,178	170,563
Fresh Market Inc. (The)[a]	1,278	54,660
General Mills Inc.	23,566	1,162,040
H.J. Heinz Co.	9,301	672,183
Hain Celestial Group Inc.[a]	1,702	103,958
Harris Teeter Supermarkets Inc.	278	11,873
Hershey Co. (The)	6,997	612,448
Hillshire Brands Co.	4,807	168,966
Hormel Foods Corp.	3,545	146,479
Ingredion Inc.	754	54,529
Inventure Foods Inc.[a,b]	610	4,746

Security	Shares	Value

J&J Snack Foods Corp.	689	$52,977
Kellogg Co.	10,648	686,051
Kraft Foods Group Inc.	1,419	73,121
Kroger Co. (The)	24,559	813,885
Lancaster Colony Corp.	855	65,835
Lifeway Foods Inc.	204	2,836
McCormick & Co. Inc. NVS	6,206	456,451
Mondelez International Inc. Class A	4,257	130,307
Pilgrim’s Pride Corp.[a,b]	2,250	20,678
Post Holdings Inc.[a]	801	34,387
Safeway Inc.	1,534	40,421
Sanderson Farms Inc.	1,061	57,952
Snyders-Lance Inc.	1,813	45,796
SUPERVALU Inc.	7,427	37,432
Sysco Corp.	14,417	507,046
Tootsie Roll Industries Inc.	1,041	31,137
TreeHouse Foods Inc.[a]	1,119	72,903
United Natural Foods Inc.[a]	2,255	110,946
WhiteWave Foods Co. Class Aa,b	703	12,000
Whole Foods Market Inc.	8,565	743,014

		7,711,279
FOREST PRODUCTS & PAPER — 0.05%
Buckeye Technologies Inc.	1,064	31,867
Clearwater Paper Corp.[a]	862	45,419
Deltic Timber Corp.	503	34,566
Neenah Paper Inc.	442	13,596
Orchids Paper Products Co.	129	3,009
P.H. Glatfelter Co.	334	7,809
Schweitzer-Mauduit International Inc.	1,066	41,286
Wausau Paper Corp.	1,936	20,870

		198,422
GAS — 0.02%
Piedmont Natural Gas Co.	279	9,174
Questar Corp.	1,853	45,083
South Jersey Industries Inc.	307	17,066

		71,323
HAND & MACHINE TOOLS — 0.08%
Franklin Electric Co. Inc.	2,064	69,288
Lincoln Electric Holdings Inc.	3,865	209,406
Snap-on Inc.	534	44,162

		322,856
HEALTH CARE — PRODUCTS — 2.22%
Abaxis Inc.	1,000	47,320
ABIOMED Inc.[a,b]	1,545	28,845

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value

Accuray Inc.[a,b]	3,299	$15,307
ArthroCare Corp.[a,b]	1,054	36,637
AtriCure Inc.[a]	623	4,934
Atrion Corp.	69	13,247
Baxter International Inc.	23,405	1,700,139
Becton, Dickinson and Co.	8,793	840,699
BG Medicine Inc.[a]	515	958
Bruker Corp.[a]	4,304	82,206
C.R. Bard Inc.	3,883	391,329
Cantel Medical Corp.	980	29,459
Cardiovascular Systems Inc.[a,b]	733	15,012
Cepheid Inc.[a,b]	3,052	117,105
Cerus Corp.[a,b]	2,189	9,675
Conceptus Inc.[a]	1,468	35,452
Cooper Companies Inc. (The)	652	70,338
Covidien PLC	1,135	76,998
Cyberonics Inc.[a,b]	1,270	59,449
Cynosure Inc. Class Aa	427	11,175
DexCom Inc.[a,b]	3,121	52,183
Edwards Lifesciences Corp.[a]	5,321	437,173
Endologix Inc.[a,b]	2,557	41,296
EnteroMedics Inc.[a,b]	1,184	1,184
Exactech Inc.[a]	88	1,821
Female Health Co. (The)	822	5,951
Genomic Health Inc.[a,b]	739	20,899
Globus Medical Inc. Class Aa,b	348	5,109
Haemonetics Corp.[a,b]	2,330	97,068
Hansen Medical Inc.[a,b]	2,728	5,483
HeartWare International Inc.[a,b]	758	67,030
Henry Schein Inc.[a]	2,357	218,140
ICU Medical Inc.[a,b]	526	31,008
IDEXX Laboratories Inc.[a,b]	2,541	234,763
ImmunoCellular Therapeutics Ltd.[a,b]	1,647	4,513
Insulet Corp.[a,b]	2,441	63,124
Integra LifeSciences Holdings Corp.[a]	514	20,051
Intuitive Surgical Inc.[a]	1,845	906,246
Luminex Corp.[a,b]	1,930	31,884
MAKO Surgical Corp.[a]	2,021	22,534
Masimo Corp.	2,303	45,185
Medtronic Inc.	2,919	137,076
Merge Healthcare Inc.[a,b]	2,001	5,783
Meridian Bioscience Inc.	1,903	43,427
Merit Medical Systems Inc.[a]	109	1,336

Security	Shares	Value

Natus Medical Inc.[a]	837	$11,249
Navidea Biopharmaceuticals Inc.[a,b]	4,289	11,623
NuVasive Inc.[a,b]	490	10,442
NxStage Medical Inc.[a,b]	2,704	30,501
OraSure Technologies Inc.[a,b]	2,428	13,111
Orthofix International NVa,b	691	24,786
PhotoMedex Inc.[a]	515	8,286
Quidel Corp.[a,b]	1,268	30,115
ResMed Inc.	6,601	306,022
Rochester Medical Corp.[a]	433	6,331
Rockwell Medical Technologies Inc.[a,b]	920	3,643
Sirona Dental Systems Inc.[a]	474	34,948
Spectranetics Corp.[a,b]	1,623	30,074
St. Jude Medical Inc.	10,128	409,576
Staar Surgical Co.[a]	1,682	9,470
Steris Corp.	1,965	81,764
Stryker Corp.	10,623	693,045
SurModics Inc.[a]	163	4,442
Symmetry Medical Inc.[a]	587	6,721
TECHNE Corp.	1,691	114,734
Thoratec Corp.[a]	2,710	101,625
Tornier NVa,b	470	8,860
Unilife Corp.[a,b]	3,434	7,486
Utah Medical Products Inc.	153	7,462
Varian Medical Systems Inc.[a]	5,224	376,128
Vascular Solutions Inc.[a]	752	12,198
Volcano Corp.[a,b]	2,462	54,804
West Pharmaceutical Services Inc.	999	64,875
Wright Medical Group Inc.[a]	168	4,000
Zeltiq Aesthetics Inc.[a,b]	244	932
Zimmer Holdings Inc.	814	61,229

		8,627,033
HEALTH CARE — SERVICES — 0.48%
Acadia Healthcare Co. Inc.[a,b]	1,307	38,413
Air Methods Corp.	1,776	85,674
AmSurg Corp.[a]	480	16,147
Bio-Reference Laboratories Inc.[a,b]	1,154	29,981
Capital Senior Living Corp.[a]	1,127	29,787
Centene Corp.[a]	2,377	104,683
Covance Inc.[a]	160	11,891
DaVita HealthCare Partners Inc.[a]	4,383	519,780
Emeritus Corp.[a]	1,450	40,295
Ensign Group Inc. (The)	498	16,633

46	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value

HCA Holdings Inc.	4,967	$201,809
HealthSouth Corp.[a]	3,726	98,255
IPC The Hospitalist Co. Inc.[a,b]	772	34,338
Laboratory Corp. of America Holdings[a]	4,529	408,516
LHC Group Inc.[a]	37	795
Magellan Health Services Inc.[a]	68	3,235
Molina Healthcare Inc.[a]	111	3,427
Quest Diagnostics Inc.	866	48,886
Skilled Healthcare Group Inc. Class Aa,b	830	5,453
Tenet Healthcare Corp.[a]	293	13,941
U.S. Physical Therapy Inc.	524	14,069
Universal Health Services Inc. Class B	238	15,201
Vanguard Health Systems Inc.[a]	1,275	18,959
WellCare Health Plans Inc.[a]	960	55,642
WellPoint Inc.	865	57,289

		1,873,099
HOLDING COMPANIES — DIVERSIFIED — 0.02%
Horizon Pharma Inc.[a,b]	2,481	6,724
Leucadia National Corp.	2,152	59,029
Main Street Capital Corp.	91	2,920
Primoris Services Corp.	369	8,159
Stellus Capital Investment Corp.	312	4,624

		81,456
HOME BUILDERS — 0.09%
Cavco Industries Inc.[a,b]	288	13,700
D.R. Horton Inc.	939	22,818
Meritage Homes Corp.[a,b]	294	13,777
NVR Inc.[a]	208	224,663
Ryland Group Inc. (The)	1,217	50,652
Thor Industries Inc.	142	5,224
Winnebago Industries Inc.[a]	374	7,719

		338,553
HOME FURNISHINGS — 0.08%
American Woodmark Corp.[a]	85	2,893
DTS Inc.[a,b]	950	15,799
Ethan Allen Interiors Inc.	969	31,899
La-Z-Boy Inc.	708	13,360
Select Comfort Corp.[a]	2,620	51,797
Skullcandy Inc.[a]	750	3,960

Security	Shares	Value

Tempur-Pedic International Inc.[a]	2,731	$135,540
TiVo Inc.[a]	2,872	35,584

		290,832
HOUSEHOLD PRODUCTS & WARES — 0.62%
A.T. Cross Co. Class Aa,b	389	5,357
ACCO Brands Corp.[a]	2,398	16,019
American Greetings Corp. Class A	104	1,674
Blyth Inc.[b]	481	8,350
Central Garden & Pet Co. Class Aa	272	2,236
Church & Dwight Co. Inc.	3,955	255,612
Clorox Co. (The)	364	32,225
Jarden Corp.[a]	1,264	54,162
Kimberly-Clark Corp.	16,293	1,596,388
Prestige Brands Holdings Inc.[a]	1,535	39,434
Scotts Miracle-Gro Co. (The) Class A	1,714	74,113
Spectrum Brands Holdings Inc.	888	50,252
Tumi Holdings Inc.[a,b]	999	20,919
Tupperware Brands Corp.	2,580	210,889
WD-40 Co.	774	42,392

		2,410,022
HOUSEWARES — 0.04%
Libbey Inc.[a,b]	981	18,963
Toro Co. (The)	2,762	127,162

		146,125
INSURANCE — 0.55%
Allied World Assurance Co. Holdings Ltd.	857	79,461
AmTrust Financial Services Inc.	204	7,069
Aon PLC	1,282	78,843
Arch Capital Group Ltd.[a]	701	36,851
Arthur J. Gallagher & Co.	5,472	226,048
Brown & Brown Inc.	482	15,443
eHealth Inc.[a,b]	907	16,217
Endurance Specialty Holdings Ltd.	207	9,897
Erie Indemnity Co. Class A	1,192	90,032
First American Financial Corp.	449	11,481
Greenlight Capital Re Ltd. Class Aa	364	8,900
Hallmark Financial Services Inc.[a]	28	252
Hanover Insurance Group Inc. (The)	947	47,047
Homeowners Choice Inc.	93	2,534
Marsh & McLennan Companies Inc.	20,068	761,982

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value

Meadowbrook Insurance Group Inc.	173	$1,220
Montpelier Re Holdings Ltd.	296	7,711
Navigators Group Inc. (The)[a]	195	11,456
State Auto Financial Corp.	78	1,359
Tower Group International Ltd.	986	18,192
Travelers Companies Inc. (The)	7,850	660,891
Validus Holdings Ltd.	759	28,364

		2,121,250
INTERNET — 6.03%
1-800-FLOWERS.COM Inc.[a]	71	353
Active Network Inc. (The)[a]	1,797	7,529
Amazon.com Inc.[a]	16,801	4,477,299
Ambient Corp.[a]	182	446
Angie’s List Inc.[a]	1,645	32,505
AOL Inc.[a]	793	30,523
Bankrate Inc.[a]	1,875	22,388
Bazaarvoice Inc.[a,b]	740	5,417
Blucora Inc.[a,b]	330	5,108
Blue Nile Inc.[a]	651	22,427
Boingo Wireless Inc.[a]	733	4,046
Brightcove Inc.[a,b]	206	1,279
BroadSoft Inc.[a,b]	1,270	33,617
CafePress Inc.[a,b]	215	1,292
Cogent Communications Group Inc.	2,129	56,206
comScore Inc.[a]	1,634	27,419
Constant Contact Inc.[a,b]	1,380	17,912
CyrusOne Inc.	165	3,769
Dealertrack Technologies Inc.[a,b]	1,751	51,444
Dice Holdings Inc.[a,b]	1,716	17,383
eBay Inc.[a]	53,758	2,914,759
Equinix Inc.[a]	2,240	484,534
ExactTarget Inc.[a,b]	452	10,518
Expedia Inc.	2,545	152,725
F5 Networks Inc.[a]	3,668	326,745
Facebook Inc. Class Aa	19,678	503,363
Global Sources Ltd.[a]	122	922
Google Inc. Class Aa	12,021	9,545,035
Groupon Inc.[a]	2,002	12,252
HealthStream Inc.[a,b]	903	20,715
HomeAway Inc.[a]	1,321	42,933
IAC/InterActiveCorp	621	27,746
ICG Group Inc.[a]	114	1,423
Internap Network Services Corp.[a]	1,232	11,519
iPass Inc.[a,b]	2,239	4,433

Security	Shares	Value

Kayak Software Corp.[a,b]	158	$6,314
Liberty Interactive Corp. Series Aa	3,690	78,892
Liberty Ventures Series Aa	247	18,668
LinkedIn Corp. Class Aa	3,040	535,222
Lionbridge Technologies Inc.[a,b]	2,736	10,588
Liquidity Services Inc.[a,b]	1,089	32,463
magicJack VocalTec Ltd.[a,b]	485	6,790
MeetMe Inc.[a,b]	305	695
Move Inc.[a,b]	1,750	20,913
Netflix Inc.[a]	2,572	487,163
NIC Inc.	2,984	57,173
NutriSystem Inc.	1,322	11,211
OpenTable Inc.[a]	1,041	65,562
Orbitz Worldwide Inc.[a,b]	1,075	6,138
Overstock.com Inc.[a,b]	514	6,333
Pandora Media Inc.[a]	4,712	66,722
Perficient Inc.[a,b]	1,141	13,304
Priceline.com Inc.[a]	2,316	1,593,246
Rackspace Hosting Inc.[a]	5,043	254,571
ReachLocal Inc.[a,b]	445	6,657
Responsys Inc.[a,b]	1,653	14,629
Saba Software Inc.[a]	1,274	10,128
Sapient Corp.[a]	5,691	69,373
Shutterfly Inc.[a]	413	18,242
Sourcefire Inc.[a]	1,365	80,849
Spark Networks Inc.[a,b]	537	3,781
Splunk Inc.[a]	717	28,702
SPS Commerce Inc.[a,b]	629	26,839
Stamps.com Inc.[a,b]	656	16,380
Support.com Inc.[a]	2,428	10,149
Symantec Corp.[a]	1,893	46,719
Synacor Inc.[a]	298	891
TIBCO Software Inc.[a]	7,614	153,955
Towerstream Corp.[a,b]	2,203	4,913
Travelzoo Inc.[a]	334	7,138
TripAdvisor Inc.[a]	4,038	212,076
Trulia Inc.[a]	322	10,104
Unwired Planet Inc.[a]	1,189	2,640
US Auto Parts Network Inc.[a]	657	788
ValueClick Inc.[a]	2,027	59,898
Vasco Data Security International Inc.[a,b]	579	4,887
VeriSign Inc.[a]	6,820	322,450
VirnetX Holding Corp.[a,b]	1,938	37,151
Vitacost.com Inc.[a,b]	1,086	7,852
Vocus Inc.[a]	955	13,513

48	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value

Web.com Group Inc.[a,b]	1,621	$27,687
Websense Inc.[a,b]	1,707	25,605
XO Group Inc.[a]	1,214	12,140
Yelp Inc.[a,b]	392	9,294
Zillow Inc. Class Aa,b	144	7,873
Zix Corp.[a,b]	2,953	10,572
Zynga Inc. Class Aa	6,061	20,365

		23,434,192
IRON & STEEL — 0.01%
AK Steel Holding Corp.	1,740	5,759
Carpenter Technology Corp.	159	7,837
Metals USA Holdings Corp.	129	2,664
Steel Dynamics Inc.	2,181	34,613

		50,873
LEISURE TIME — 0.30%
Arctic Cat Inc.[a]	585	25,565
Brunswick Corp.	4,125	141,157
Harley-Davidson Inc.	10,771	574,094
Interval Leisure Group Inc.	1,800	39,132
Life Time Fitness Inc.[a,b]	1,833	78,416
Marine Products Corp.	215	1,582
Norwegian Cruise Line Holdings Ltd.[a]	641	19,006
Polaris Industries Inc.	3,037	280,892
Town Sports International Holdings Inc.	1,074	10,160

		1,170,004
LODGING — 0.79%
Ameristar Casinos Inc.	1,322	34,676
Boyd Gaming Corp.[a,b]	201	1,662
Caesars Entertainment Corp.[a,b]	1,522	24,139
Choice Hotels International Inc.	104	4,400
Las Vegas Sands Corp.	18,512	1,043,151
Marriott International Inc. Class A	10,291	434,589
Morgans Hotel Group Co.[a]	337	1,995
MTR Gaming Group Inc.[a,b]	1,052	3,472
Ryman Hospitality Properties Inc.	1,018	46,574
Starwood Hotels & Resorts Worldwide Inc.	9,229	588,164
Wyndham Worldwide Corp.	6,356	409,835
Wynn Resorts Ltd.	3,727	466,471

		3,059,128
MACHINERY — 2.21%
Altra Holdings Inc.	677	18,428
Applied Industrial Technologies Inc.	1,793	80,685
Babcock & Wilcox Co. (The)	5,515	156,681

Security	Shares	Value

Cascade Corp.	22	$1,430
Caterpillar Inc.	30,280	2,633,452
Chart Industries Inc.[a,b]	1,381	110,494
Cognex Corp.	1,979	83,415
Cummins Inc.	8,949	1,036,384
Deere & Co.	18,445	1,585,901
DXP Enterprises Inc.[a]	387	28,909
ExOne Co. (The)[a]	189	6,331
Flow International Corp.[a]	452	1,767
Flowserve Corp.	2,065	346,321
Gorman-Rupp Co. (The)	831	24,972
Graco Inc.	2,795	162,194
IDEX Corp.	751	40,118
Intermec Inc.[a]	358	3,519
iRobot Corp.[a,b]	1,270	32,588
Joy Global Inc.	4,888	290,934
Lindsay Corp.	586	51,673
Manitowoc Co. Inc. (The)	4,647	95,542
Middleby Corp. (The)[a]	868	132,066
Nordson Corp.	2,754	181,626
Rockwell Automation Inc.	6,651	574,314
Roper Industries Inc.	4,536	577,478
Sauer-Danfoss Inc.	555	32,429
Tennant Co.	856	41,567
Wabtec Corp.	2,224	227,093
Xylem Inc.	935	25,769
Zebra Technologies Corp. Class Aa	377	17,768

		8,601,848
MANUFACTURING — 1.96%
3M Co.	28,958	3,078,525
A.O. Smith Corp.	495	36,417
Actuant Corp. Class A	712	21,801
AptarGroup Inc.	1,033	59,243
AZZ Inc.	1,176	56,683
Blount International Inc.[a]	2,275	30,439
Carlisle Companies Inc.	256	17,354
CLARCOR Inc.	2,320	121,522
Colfax Corp.[a]	433	20,152
Danaher Corp.	9,244	574,515
Donaldson Co. Inc.	6,872	248,698
Eaton Corp. PLC	3,927	240,529
EnPro Industries Inc.[a]	500	25,585
Federal Signal Corp.[a]	233	1,897

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value

GP Strategies Corp.[a,b]	623	$14,865
Handy & Harman Ltd.[a,b]	223	3,432
Hexcel Corp.[a]	4,599	133,417
Hillenbrand Inc.	2,543	64,287
Illinois Tool Works Inc.	17,686	1,077,785
Ingersoll-Rand PLC	11,395	626,839
ITT Corp.	1,008	28,657
John Bean Technologies Corp.	1,339	27,784
Koppers Holdings Inc.	957	42,089
LSB Industries Inc.[a]	497	17,286
Movado Group Inc.	60	2,011
Myers Industries Inc.	1,550	21,638
Pall Corp.	5,355	366,121
Park-Ohio Holdings Corp.[a,b]	369	12,225
Parker Hannifin Corp.	3,138	287,378
Polypore International Inc.[a,b]	2,149	86,347
Proto Labs Inc.[a]	233	11,440
Raven Industries Inc.	1,654	55,591
Smith & Wesson Holding Corp.[a,b]	3,001	27,009
SPX Corp.	707	55,825
Standex International Corp.	134	7,399
Sturm, Ruger & Co. Inc.[b]	869	44,084
Textron Inc.	804	23,967
TriMas Corp.[a,b]	1,293	41,984

		7,612,820
MEDIA — 3.61%
AMC Networks Inc. Class Aa	2,637	166,606
Belo Corp. Class A	1,588	15,610
Cablevision NY Group Class A	1,027	15,364
CBS Corp. Class B NVS	5,089	237,605
Charter Communications Inc. Class Aa,b	2,263	235,759
Comcast Corp. Class A	59,301	2,491,235
Crown Media Holdings Inc. Class Aa	343	703
Demand Media Inc.[a]	1,034	8,923
DIRECTV[a]	26,666	1,509,562
Discovery Communications Inc. Series Aa	11,115	875,195
DISH Network Corp. Class A	7,362	279,020
FactSet Research Systems Inc.	2,073	191,960
John Wiley & Sons Inc. Class A	937	36,506
Liberty Global Inc. Series Aa,b	12,232	897,829
Liberty Media Corp.[a]	326	36,391
McGraw-Hill Companies Inc. (The)	12,966	675,269

Security	Shares	Value

News Corp. Class A NVS	33,561	$1,024,282
Nexstar Broadcasting Group Inc.	88	1,584
Nielsen Holdings NV	1,398	50,076
Outdoor Channel Holdings Inc.	210	1,873
Scripps Networks Interactive Inc. Class A	3,925	252,535
Sinclair Broadcast Group Inc. Class A	144	2,915
Sirius XM Radio Inc.	176,843	544,676
Starz Liberty Capital Series Aa	326	7,221
Time Warner Cable Inc.	13,750	1,320,825
Value Line Inc.	47	443
Viacom Inc. Class B NVS	23,029	1,417,896
Walt Disney Co. (The)	30,518	1,733,422
World Wrestling Entertainment Inc. Class A	1,084	9,561

		14,040,846
METAL FABRICATE & HARDWARE — 0.42%
CIRCOR International Inc.	58	2,465
Dynamic Materials Corp.	224	3,898
Haynes International Inc.	469	25,936
Mueller Industries Inc.	186	9,912
Mueller Water Products Inc. Class A	4,736	28,084
Omega Flex Inc.	127	2,183
Precision Castparts Corp.	6,756	1,281,073
RBC Bearings Inc.[a,b]	1,025	51,824
Rexnord Corp.[a]	292	6,199
Sun Hydraulics Corp.	944	30,689
Timken Co. (The)	354	20,029
Valmont Industries Inc.	1,085	170,638

		1,632,930
MINING — 0.20%
Allied Nevada Gold Corp.[a]	4,152	68,342
AMCOL International Corp.	1,081	32,635
Coeur d’Alene Mines Corp.[a]	1,708	32,213
Compass Minerals International Inc.	1,526	120,401
General Moly Inc.[a]	458	1,012
Globe Specialty Metals Inc.	195	2,714
Gold Resource Corp.	1,379	17,968
Materion Corp.	71	2,024
Midway Gold Corp.[a,b]	5,301	6,467
Molycorp Inc.[a,b]	767	3,988
Noranda Aluminium Holding Corp.	1,543	6,928
Paramount Gold and Silver Corp.[a,b]	5,834	13,010
Royal Gold Inc.	2,962	210,391

50	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value

Southern Copper Corp.	5,603	$210,505
Tahoe Resources Inc.[a]	839	14,758
United States Antimony Corp.[a,b]	2,491	4,310
United States Lime & Minerals Inc.[a]	76	4,043
Uranerz Energy Corp.[a,b]	2,868	3,642
Uranium Energy Corp.[a,b]	1,816	3,995
US Silica Holdings Inc.	546	12,875

		772,221
OFFICE & BUSINESS EQUIPMENT — 0.02%
Pitney Bowes Inc.	4,845	71,997

		71,997
OFFICE FURNISHINGS — 0.06%
CompX International Inc.	5	63
Herman Miller Inc.	2,794	77,310
HNI Corp.	1,987	70,519
Interface Inc.	2,708	52,048
Knoll Inc.	1,536	27,848
Steelcase Inc. Class A	414	6,098

		233,886
OIL & GAS — 1.63%
Abraxas Petroleum Corp.[a,b]	3,662	8,459
Alon USA Energy Inc.	383	7,296
Apco Oil and Gas International Inc.[b]	406	5,034
Approach Resources Inc.[a,b]	1,552	38,195
Arabian American Development Co.[a,b]	926	7,806
Atwood Oceanics Inc.[a]	830	43,608
Berry Petroleum Co. Class A	2,418	111,929
Bonanza Creek Energy Inc.[a]	68	2,630
BPZ Resources Inc.[a]	1,122	2,547
Cabot Oil & Gas Corp.	9,770	660,550
Carrizo Oil & Gas Inc.[a,b]	1,573	40,536
Cheniere Energy Inc.[a]	6,462	180,936
Clayton Williams Energy Inc.[a]	25	1,093
Cobalt International Energy Inc.[a]	8,031	226,474
Concho Resources Inc.[a]	4,816	469,223
Contango Oil & Gas Co.	539	21,608
Continental Resources Inc.[a]	1,961	170,470
CVR Energy Inc.	519	26,791
Diamondback Energy Inc.[a,b]	385	10,333
Endeavour International Corp.[a,b]	1,913	5,643
Energy XXI (Bermuda) Ltd.	2,649	72,106
EOG Resources Inc.	12,527	1,604,333
Evolution Petroleum Corp.[a]	717	7,278
FX Energy Inc.[a,b]	2,332	7,836

Security	Shares	Value

Goodrich Petroleum Corp.[a]	1,138	$17,810
Gulfport Energy Corp.[a]	1,195	54,767
Halcon Resources Corp.[a,b]	4,507	35,110
Helmerich & Payne Inc.	1,022	62,035
Isramco Inc.[a,b]	50	4,957
Kodiak Oil & Gas Corp.[a]	12,171	110,634
Kosmos Energy Ltd.[a]	3,265	36,894
Laredo Petroleum Holdings Inc.[a,b]	882	16,132
Magnum Hunter Resources Corp.[a,b]	2,376	9,528
Matador Resources Co.[a,b]	568	5,032
Midstates Petroleum Co. Inc.[a]	512	4,378
Noble Energy Inc.	1,822	210,732
Northern Oil and Gas Inc.[a]	2,908	41,817
Oasis Petroleum Inc.[a,b]	3,690	140,478
Panhandle Oil and Gas Inc.	337	9,655
Pioneer Natural Resources Co.	5,196	645,603
Range Resources Corp.	7,499	607,719
Rosetta Resources Inc.[a]	2,444	116,286
Sanchez Energy Corp.[a,b]	537	10,697
SM Energy Co.	2,468	146,155
Southwestern Energy Co.[a]	5,602	208,731
VAALCO Energy Inc.[a]	2,676	20,311
W&T Offshore Inc.	109	1,548
Warren Resources Inc.[a,b]	492	1,579
Western Refining Inc.	1,561	55,275
Whiting Petroleum Corp.[a]	770	39,147
ZaZa Energy Corp.[a,b]	535	968

		6,346,692
OIL & GAS SERVICES — 2.11%
C&J Energy Services Inc.[a]	634	14,519
Cameron International Corp.[a]	8,818	574,934
CARBO Ceramics Inc.	912	83,056
Dresser-Rand Group Inc.[a]	3,512	216,550
Dril-Quip Inc.[a]	1,856	161,787
Edgen Group Inc.[a]	177	1,280
Flotek Industries Inc.[a,b]	2,218	36,264
FMC Technologies Inc.[a]	11,143	606,068
Forum Energy Technologies Inc.[a]	1,026	29,508
Geospace Technologies Corp.[a,b]	590	63,673
Global Geophysical Services Inc.[a,b]	806	1,975
Halliburton Co.	13,734	554,991
ION Geophysical Corp.[a,b]	6,083	41,425
Lufkin Industries Inc.	1,536	101,975
Matrix Service Co.[a]	184	2,742

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value

Mitcham Industries Inc.[a,b]	356	$6,023
MRC Global Inc.[a]	645	21,240
National Oilwell Varco Inc.	4,487	317,455
Oceaneering International Inc.	5,079	337,296
Oil States International Inc.[a]	2,198	179,291
Pioneer Energy Services Corp.[a]	586	4,834
RPC Inc.	2,475	37,546
Schlumberger Ltd.	61,929	4,637,863
SEACOR Holdings Inc.	438	32,272
Targa Resources Corp.	1,339	90,998
TGC Industries Inc.	677	6,702
Thermon Group Holdings Inc.[a,b]	681	15,125
Willbros Group Inc.[a]	337	3,309

		8,180,701
PACKAGING & CONTAINERS — 0.23%
AEP Industries Inc.[a]	209	15,008
Ball Corp.	7,241	344,527
Berry Plastics Group Inc.[a]	637	12,135
Crown Holdings Inc.[a]	1,648	68,573
Owens-Illinois Inc.[a]	5,637	150,226
Packaging Corp. of America	4,153	186,345
Rock-Tenn Co. Class A	374	34,703
Silgan Holdings Inc.	2,094	98,942

		910,459
PHARMACEUTICALS — 6.15%
Abbott Laboratories	69,241	2,445,592
AbbVie Inc.	69,241	2,823,648
Achillion Pharmaceuticals Inc.[a,b]	3,564	31,149
Actavis Inc.[a]	5,936	546,765
Acura Pharmaceuticals Inc.[a,b]	476	1,014
Akorn Inc.[a,b]	2,601	35,972
Align Technology Inc.[a]	3,319	111,220
Alkermes PLC[a]	5,654	134,056
Allergan Inc.	14,069	1,570,523
Allos Therapeutics Inc. Escrow[a,d]	2,829	—
AmerisourceBergen Corp.	10,991	565,487
Amicus Therapeutics Inc.[a,b]	1,400	4,438
Ampio Pharmaceuticals Inc.[a,b]	1,671	7,636
Anacor Pharmaceuticals Inc.[a]	764	4,935
Anika Therapeutics Inc.[a]	547	7,942
Antares Pharma Inc.[a,b]	4,456	15,953
Array BioPharma Inc.[a,b]	5,758	28,329
Auxilium Pharmaceuticals Inc.[a,b]	2,199	37,999

Security	Shares	Value

AVANIR Pharmaceuticals Inc. Class Aa,b	5,888	$16,133
BioDelivery Sciences International Inc.[a,b]	2,132	8,976
BioMarin Pharmaceutical Inc.[a]	5,650	351,769
BioScrip Inc.[a,b]	547	6,952
BioSpecifics Technologies Corp.[a]	218	3,717
Bristol-Myers Squibb Co.	71,182	2,931,987
Cadence Pharmaceuticals Inc.[a,b]	2,791	18,672
Cardinal Health Inc.	8,647	359,888
Catamaran Corp.[a]	9,572	507,603
Cempra Inc.[a,b]	210	1,418
ChemoCentryx Inc.[a]	204	2,819
Clovis Oncology Inc.[a,b]	633	18,148
Corcept Therapeutics Inc.[a,b]	2,662	5,324
Cumberland Pharmaceuticals Inc.[a,b]	310	1,544
Cytori Therapeutics Inc.[a,b]	2,169	5,444
DENTSPLY International Inc.	2,920	123,866
Depomed Inc.[a,b]	2,418	14,194
Durata Therapeutics Inc.[a]	620	5,580
Dyax Corp.[a,b]	4,582	19,978
Eli Lilly and Co.	17,370	986,442
Endo Health Solutions Inc.[a]	3,401	104,615
Endocyte Inc.[a]	1,372	17,081
Express Scripts Holding Co.[a]	37,358	2,153,689
Furiex Pharmaceuticals Inc.[a]	342	12,818
Herbalife Ltd.[b]	4,988	186,801
Hi-Tech Pharmacal Co. Inc.	193	6,390
Hyperion Therapeutics Inc.[a]	156	4,028
Idenix Pharmaceuticals Inc.[a,b]	3,842	13,678
Impax Laboratories Inc.[a]	3,095	47,787
Infinity Pharmaceuticals Inc.[a,b]	1,353	65,580
Ironwood Pharmaceuticals Inc. Class Aa,b	3,473	63,521
Isis Pharmaceuticals Inc.[a,b]	4,582	77,619
Jazz Pharmaceuticals PLC[a]	1,918	107,235
Johnson & Johnson	28,664	2,336,976
Keryx Biopharmaceuticals Inc.[a,b]	3,812	26,837
MannKind Corp.[a,b]	7,173	24,316
McKesson Corp.	10,955	1,182,702
Mead Johnson Nutrition Co. Class A	9,458	732,522
Medivation Inc.[a]	3,366	157,428
Mylan Inc.[a]	17,419	504,106
Natural Grocers by Vitamin Cottage Inc.[a,b]	231	5,209
Nature’s Sunshine Products Inc.	314	4,785
Nektar Therapeutics[a,b]	3,762	41,382

52	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value

Neogen Corp.[a,b]	1,167	$57,848
Neurocrine Biosciences Inc.[a,b]	3,067	37,233
Obagi Medical Products Inc.[a,b]	825	16,294
Onyx Pharmaceuticals Inc.[a]	3,335	296,348
Opko Health Inc.[a,b]	4,844	36,960
Optimer Pharmaceuticals Inc.[a,b]	2,175	25,883
Orexigen Therapeutics Inc.[a,b]	3,690	23,063
Osiris Therapeutics Inc.[a]	739	7,686
Pacira Pharmaceuticals Inc.[a,b]	855	24,675
Pain Therapeutics Inc.[a]	1,642	5,632
Patterson Companies Inc.	4,023	153,035
Pernix Therapeutics Holdings[a]	426	2,113
Perrigo Co.	4,369	518,731
Pharmacyclics Inc.[a,b]	2,509	201,749
POZEN Inc.[a]	1,135	5,981
Progenics Pharmaceuticals Inc.[a]	1,682	9,066
Questcor Pharmaceuticals Inc.[b]	2,493	81,122
Raptor Pharmaceutical Corp.[a,b]	2,924	17,105
Regulus Therapeutics Inc.[a,b]	899	6,967
Repros Therapeutics Inc.[a,b]	997	16,052
Rigel Pharmaceuticals Inc.[a,b]	3,313	22,495
Sagent Pharmaceuticals Inc.[a,b]	435	7,634
Salix Pharmaceuticals Ltd.[a]	2,840	145,351
Santarus Inc.[a,b]	2,576	44,642
SciClone Pharmaceuticals Inc.[a,b]	2,628	12,089
SIGA Technologies Inc.[a,b]	1,534	5,492
Star Scientific Inc.[a,b]	6,736	11,182
Sucampo Pharmaceuticals Inc. Class Aa	565	3,695
Synageva BioPharma Corp.[a,b]	571	31,359
Synergy Pharmaceuticals Inc.[a]	1,906	11,569
Synta Pharmaceuticals Corp.[a,b]	2,231	19,187
Synutra International Inc.[a,b]	793	3,727
TESARO Inc.[a]	76	1,669
Theravance Inc.[a,b]	2,803	66,207
Threshold Pharmaceuticals Inc.[a,b]	2,082	9,598
USANA Health Sciences Inc.[a,b]	266	12,856
Vanda Pharmaceuticals Inc.[a]	1,171	4,590
Ventrus Biosciences Inc.[a]	580	1,734
VIVUS Inc.[a,b]	4,600	50,600
Warner Chilcott PLC Class A	7,741	104,891
XenoPort Inc.[a]	1,809	12,934
Zoetis Inc.[a]	3,214	107,348
Zogenix Inc.[a]	3,353	6,035

		23,880,644

Security	Shares	Value

PIPELINES — 0.66%
Crosstex Energy Inc.	1,727	$33,262
Kinder Morgan Inc.	22,776	880,976
ONEOK Inc.	9,714	463,066
Williams Companies Inc. (The)	31,384	1,175,645

		2,552,949
REAL ESTATE — 0.12%
Alexander & Baldwin Inc.[a]	137	4,898
CBRE Group Inc. Class Aa	15,360	387,840
HFF Inc. Class A	1,289	25,690
Realogy Holdings Corp.[a]	611	29,841
St. Joe Co. (The)[a,b]	367	7,799

		456,068
REAL ESTATE INVESTMENT TRUSTS — 2.27%
Acadia Realty Trust	2,400	66,648
Alexander’s Inc.	98	32,310
American Campus Communities Inc.	518	23,486
American Tower Corp.	18,337	1,410,482
Apartment Investment and Management Co. Class A	4,715	144,562
Apollo Residential Mortgage Inc.	107	2,385
Associated Estates Realty Corp.[b]	874	16,291
Boston Properties Inc.	1,168	118,038
BRE Properties Inc. Class A	1,006	48,972
Camden Property Trust	2,963	203,499
CoreSite Realty Corp.	473	16,546
Digital Realty Trust Inc.[b]	5,963	398,984
DuPont Fabros Technology Inc.[b]	1,335	32,400
EastGroup Properties Inc.[b]	1,318	76,708
Equity Lifestyle Properties, Inc.	1,575	120,960
Equity Residential	1,212	66,733
Essex Property Trust Inc.	1,764	265,623
Extra Space Storage Inc.	3,253	127,745
Federal Realty Investment Trust	2,317	250,329
FelCor Lodging Trust Inc.[a]	3,427	20,391
Glimcher Realty Trust[b]	5,799	67,268
Gyrodyne Co. of America Inc.	52	3,823
HCP Inc.	1,483	73,942
Highwoods Properties Inc.	2,961	117,167
Home Properties Inc.	1,287	81,622
Inland Real Estate Corp.	1,602	16,164
Javelin Mortgage Investment Corp.	251	4,932
Kilroy Realty Corp.	317	16,611
LTC Properties Inc.	310	12,626

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value

Mid-America Apartment Communities Inc.	1,783	$123,134
Monmouth Real Estate Investment Corp. Class A	834	9,299
National Health Investors Inc.[b]	1,132	74,089
Omega Healthcare Investors Inc.[b]	5,249	159,360
Plum Creek Timber Co. Inc.[b]	7,565	394,893
Post Properties Inc.	1,027	48,372
Potlatch Corp.	1,173	53,794
PS Business Parks Inc.	705	55,639
Public Storage	6,630	1,009,882
Rayonier Inc.[b]	4,473	266,904
Regency Centers Corp.	2,500	132,275
Saul Centers Inc.[b]	337	14,740
Silver Bay Realty Trust Corp.	287	5,941
Simon Property Group Inc.	11,864	1,881,156
Sovran Self Storage Inc.	1,292	83,321
Spirit Realty Capital Inc.	368	6,992
Strategic Hotels & Resorts Inc.[a,b]	7,084	59,151
Sun Communities Inc.[b]	1,665	82,134
Tanger Factory Outlet Centers Inc.	4,306	155,791
Taubman Centers Inc.	844	65,545
UMH Properties Inc.	148	1,520
Universal Health Realty Income Trust	362	20,891
Urstadt Biddle Properties Inc. Class A	744	16,189
Washington Real Estate Investment Trust	969	26,977
Weyerhaeuser Co.	7,935	249,000

		8,834,236
RETAIL — 9.17%
Advance Auto Parts Inc.	3,393	280,431
Aeropostale Inc.[a]	3,754	51,054
AFC Enterprises Inc.[a,b]	1,103	40,072
America’s Car-Mart Inc.[a,b]	370	17,294
American Eagle Outfitters Inc.	7,068	132,172
ANN INC.[a]	2,357	68,400
Asbury Automotive Group Inc.[a,b]	1,140	41,827
Ascena Retail Group Inc.[a]	5,694	105,624
AutoNation Inc.[a]	866	37,887
AutoZone Inc.[a]	1,676	664,987
Barnes & Noble Inc.[a,b]	112	1,842
bebe stores inc.	263	1,097
Bed Bath & Beyond Inc.[a]	10,777	694,254
Big Lots Inc.[a,b]	2,703	95,335

Security	Shares	Value

Biglari Holdings Inc.[a,b]	5	$1,866
BJ’s Restaurants Inc.[a,b]	1,141	37,972
Bloomin’ Brands Inc.[a]	656	11,723
Bob Evans Farms Inc.	184	7,842
Body Central Corp.[a,b]	752	7,069
Bravo Brio Restaurant Group Inc.[a]	858	13,582
Brinker International Inc.	3,285	123,680
Buckle Inc. (The)[b]	1,282	59,805
Buffalo Wild Wings Inc.[a]	858	75,101
Cabela’s Inc.[a,b]	1,954	118,764
CarMax Inc.[a]	1,919	80,022
Carrols Restaurant Group Inc.[a,b]	561	2,912
Casey’s General Stores Inc.	1,759	102,550
Cash America International Inc.	565	29,646
Cato Corp. (The) Class A	1,212	29,258
CEC Entertainment Inc.	856	28,034
Cheesecake Factory Inc. (The)	2,499	96,486
Chico’s FAS Inc.	5,449	91,543
Children’s Place Retail Stores Inc. (The)[a]	424	19,004
Chipotle Mexican Grill Inc.[a]	1,481	482,613
Chuy’s Holdings Inc.[a]	246	8,015
Coinstar Inc.[a,b]	1,303	76,121
Conn’s Inc.[a]	2	72
Copart Inc.[a]	4,701	161,150
Costco Wholesale Corp.	20,139	2,136,949
Cracker Barrel Old Country Store Inc.	887	71,714
CVS Caremark Corp.	12,014	660,650
Darden Restaurants Inc.	5,941	307,031
Del Frisco’s Restaurant Group Inc.[a]	341	5,661
Denny’s Corp.[a,b]	3,529	20,362
Destination Maternity Corp.	269	6,295
Dick’s Sporting Goods Inc.	4,292	203,012
DineEquity Inc.	754	51,868
Dollar General Corp.[a]	8,615	435,747
Dollar Tree Inc.[a]	10,775	521,833
Domino’s Pizza Inc.	2,675	137,602
DSW Inc. Class A	1,428	91,106
Dunkin’ Brands Group Inc.	3,269	120,561
Einstein Noah Restaurant Group Inc.	228	3,381
Express Inc.[a]	4,132	73,591
EZCORP Inc. Class A NVS[a]	1,521	32,397

54	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value

Family Dollar Stores Inc.	4,457	$263,186
Fiesta Restaurant Group Inc.[a,b]	677	17,988
Fifth & Pacific Companies Inc.[a]	212	4,003
Finish Line Inc. (The) Class A	891	17,455
First Cash Financial Services Inc.[a,b]	1,325	77,300
Five Below Inc.[a,b]	274	10,382
Foot Locker Inc.	1,446	49,511
Francesca’s Holdings Corp.[a,b]	1,607	46,057
Gap Inc. (The)	14,164	501,406
Genesco Inc.[a,b]	1,132	68,022
GNC Holdings Inc. Class A	3,168	124,439
Gordmans Stores Inc.[a]	393	4,602
hhgregg Inc.[a]	48	530
Hibbett Sports Inc.[a]	1,218	68,537
Home Depot Inc. (The)	71,081	4,960,032
Hot Topic Inc.	1,952	27,094
HSN Inc.	1,647	90,354
Ignite Restaurant Group Inc.[a]	309	4,536
Jack in the Box Inc.[a]	1,651	57,108
Jamba Inc.[a,b]	3,829	10,913
Jos. A. Bank Clothiers Inc.[a]	1,193	47,601
Kohl’s Corp.	679	31,322
L Brands Inc.	11,256	502,693
Lowe’s Companies Inc.	6,806	258,084
Lumber Liquidators Holdings Inc.[a]	1,272	89,320
Macy’s Inc.	2,585	108,156
Mattress Firm Holding Corp.[a,b]	510	17,615
McDonald’s Corp.	47,194	4,704,770
Men’s Wearhouse Inc. (The)	493	16,476
MSC Industrial Direct Co. Inc. Class A	2,103	180,395
Nathan’s Famous Inc.[a]	125	5,281
New York & Co. Inc.[a]	792	3,239
Nordstrom Inc.	6,930	382,744
Nu Skin Enterprises Inc. Class A	2,464	108,909
O’Reilly Automotive Inc.[a]	5,170	530,183
Panera Bread Co. Class Aa	1,307	215,969
Pantry Inc. (The)[a]	71	885
Papa John’s International Inc.[a]	836	51,682
Penske Automotive Group Inc.	507	16,914
PetMed Express Inc.	963	12,919
PetSmart Inc.	5,084	315,716
Pier 1 Imports Inc.	4,487	103,201
PriceSmart Inc.	840	65,377
PVH Corp.	3,345	357,279

Security	Shares	Value

Red Robin Gourmet Burgers Inc.[a,b]	301	$13,726
Restoration Hardware Holdings Inc.[a,b]	148	5,180
Rite Aid Corp.[a]	1,996	3,792
Ross Stores Inc.	10,502	636,631
Roundy’s Inc.	927	6,090
rue21 Inc.[a]	722	21,220
Ruth’s Hospitality Group Inc.[a,b]	1,633	15,579
Sally Beauty Holdings Inc.[a]	6,704	196,964
Sonic Corp.[a,b]	2,250	28,980
Starbucks Corp.	35,181	2,003,910
Susser Holdings Corp.[a]	221	11,295
Systemax Inc.	28	277
Target Corp.	1,710	117,049
Texas Roadhouse Inc.	2,883	58,208
Tiffany & Co.	4,920	342,137
Tilly’s Inc. Class Aa	427	5,431
TJX Companies Inc. (The)	34,423	1,609,275
Tractor Supply Co.	3,377	351,647
Ulta Salon, Cosmetics & Fragrance Inc.[a]	2,905	235,799
Urban Outfitters Inc.[a]	5,001	193,739
Vera Bradley Inc.[a,b]	942	22,259
Vitamin Shoppe Inc.[a]	1,360	66,436
Wal-Mart Stores Inc.	61,927	4,633,997
Williams-Sonoma Inc.	2,289	117,929
Winmark Corp.	102	6,425
World Fuel Services Corp.	1,061	42,143
Yum! Brands Inc.	21,405	1,539,876
Zumiez Inc.[a,b]	985	22,557

		35,615,602
SAVINGS & LOANS — 0.02%
Beneficial Mutual Bancorp Inc.[a]	201	2,070
BofI Holding Inc.[a]	23	825
Clifton Savings Bancorp Inc.	38	474
Investors Bancorp Inc.	550	10,329
Oritani Financial Corp.	733	11,354
People’s United Financial Inc.	3,573	48,021

		73,073
SEMICONDUCTORS — 3.82%
Advanced Micro Devices Inc.[a,b]	28,069	71,576
Altera Corp.	15,070	534,533
Analog Devices Inc.	1,169	54,347
Atmel Corp.[a]	1,735	12,076
ATMI Inc.[a]	78	1,749

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value

Avago Technologies Ltd.	10,742	$385,853
Broadcom Corp. Class A	15,933	552,397
Cabot Microelectronics Corp.[a]	1,089	37,843
Cavium Inc.[a]	2,297	89,147
CEVA Inc.[a]	807	12,589
Cirrus Logic Inc.[a]	3,109	70,730
Cypress Semiconductor Corp.[a]	3,718	41,009
Exar Corp.[a]	150	1,575
Freescale Semiconductor Ltd.[a,b]	2,196	32,698
GT Advanced Technologies Inc.[a,b]	4,623	15,210
Hittite Microwave Corp.[a,b]	1,460	88,418
Inphi Corp.[a]	431	4,504
Intel Corp.	173,588	3,792,898
Intermolecular Inc.[a,b]	645	6,579
Lam Research Corp.[a]	2,317	96,063
Linear Technology Corp.	10,775	413,437
LSI Corp.[a]	26,282	178,192
Maxim Integrated Products Inc.	6,742	220,126
MaxLinear Inc. Class Aa	170	1,054
MEMC Electronic Materials Inc.[a]	2,333	10,265
Micrel Inc.	2,241	23,553
Microchip Technology Inc.	9,074	333,560
Microsemi Corp.[a]	4,104	95,090
Monolithic Power Systems Inc.	1,411	34,386
PLX Technology Inc.[a,b]	1,926	8,782
Power Integrations Inc.	1,325	57,518
QLogic Corp.[a]	1,099	12,748
QUALCOMM Inc.	79,608	5,329,756
QuickLogic Corp.[a,b]	1,582	3,892
Rambus Inc.[a,b]	358	2,008
Rovi Corp.[a]	1,048	22,438
Semtech Corp.[a]	3,026	107,090
Silicon Image Inc.[a]	3,223	15,664
Silicon Laboratories Inc.[a]	1,806	74,696
Skyworks Solutions Inc.[a]	7,800	171,834
Teradyne Inc.[a,b]	1,046	16,966
Texas Instruments Inc.	35,783	1,269,581
Ultratech Inc.[a]	1,219	48,187
Veeco Instruments Inc.[a]	460	17,632
Volterra Semiconductor Corp.[a]	1,146	16,273
Xilinx Inc.	12,337	470,903

		14,857,425
SOFTWARE — 6.72%
ACI Worldwide Inc.[a,b]	1,836	89,707
Actuate Corp.[a,b]	2,136	12,816

Security	Shares	Value

Adobe Systems Inc.[a]	13,274	$577,552
Advent Software Inc.[a]	1,455	40,696
Akamai Technologies Inc.[a]	7,649	269,933
American Software Inc. Class A	1,008	8,387
ANSYS Inc.[a]	4,368	355,642
Aspen Technology Inc.[a]	4,080	131,743
athenahealth Inc.[a,b]	1,667	161,766
Audience Inc.[a]	75	1,144
Autodesk Inc.[a]	10,690	440,856
AVG Technologies[a,b]	577	8,032
Blackbaud Inc.	2,088	61,867
BMC Software Inc.[a]	6,648	308,002
Bottomline Technologies Inc.[a]	462	13,172
Broadridge Financial Solutions Inc.	5,816	144,469
CA Inc.	935	23,534
Callidus Software Inc.[a,b]	1,637	7,481
Cerner Corp.[a]	6,764	640,889
Citrix Systems Inc.[a]	8,679	626,277
CommVault Systems Inc.[a,b]	2,063	169,125
Computer Programs and Systems Inc.	517	27,975
Compuware Corp.[a]	528	6,600
Concur Technologies Inc.[a]	2,105	144,529
Cornerstone OnDemand Inc.[a,b]	1,555	53,025
CSG Systems International Inc.[a]	906	19,198
Demandware Inc.[a,b]	287	7,275
Dun & Bradstreet Corp. (The)	1,277	106,821
E2open Inc.[a,b]	283	5,643
Ebix Inc.[b]	981	15,912
Envestnet Inc.[a,b]	983	17,212
EPAM Systems Inc.[a,b]	227	5,273
EPIQ Systems Inc.	98	1,375
Exa Corp.[a]	14	133
Fair Isaac Corp.	1,584	72,373
FalconStor Software Inc.[a,b]	1,367	3,664
Fiserv Inc.[a]	5,282	463,918
Geeknet Inc.[a,b]	204	3,013
Glu Mobile Inc.[a,b]	2,316	6,902
Greenway Medical Technologies Inc.[a,b]	240	3,816
Guidance Software Inc.[a,b]	616	6,684
Guidewire Software Inc.[a,b]	999	38,402
Imperva Inc.[a,b]	451	17,363
inContact Inc.[a,b]	1,918	15,517
Infoblox Inc.[a]	341	7,400

56	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value

Informatica Corp.[a]	4,987	$171,902
InnerWorkings Inc.[a,b]	1,469	22,241
Innodata Inc.[a,b]	1,031	3,557
Interactive Intelligence Group Inc.[a,b]	687	30,468
Intuit Inc.	13,686	898,486
Jive Software Inc.[a]	749	11,385
Market Leader Inc.[a,b]	870	7,795
MedAssets Inc.[a]	895	17,229
Medidata Solutions Inc.[a]	1,117	64,764
Microsoft Corp.	349,528	9,999,996
MicroStrategy Inc. Class Aa	394	39,825
Monotype Imaging Holdings Inc.	1,691	40,161
MSCI Inc. Class Aa	5,612	190,415
NetSuite Inc.[a]	1,449	116,007
Nuance Communications Inc.[a]	11,167	225,350
Omnicell Inc.[a]	180	3,398
Oracle Corp.	177,433	5,738,183
PDF Solutions Inc.[a,b]	1,134	18,167
Pegasystems Inc.	795	22,324
Proofpoint Inc.[a]	280	4,721
PROS Holdings Inc.[a]	960	26,083
PTC Inc.[a]	5,531	140,985
QAD Inc. Class A	207	2,658
QLIK Technologies Inc.[a,b]	3,942	101,822
Quality Systems Inc.	1,787	32,666
RealPage Inc.[a,b]	1,656	34,296
Red Hat Inc.[a]	8,998	454,939
Rosetta Stone Inc.[a]	246	3,783
Salesforce.com Inc.[a]	6,816	1,218,905
SciQuest Inc.[a,b]	827	19,881
ServiceNow Inc.[a,b]	532	19,258
SolarWinds Inc.[a]	2,843	168,021
Solera Holdings Inc.	3,281	191,381
SS&C Technologies Holdings Inc.[a]	430	12,891
Synchronoss Technologies Inc.[a]	1,278	39,656
Take-Two Interactive Software Inc.[a]	3,614	58,366
Tangoe Inc.[a,b]	1,379	17,086
Tyler Technologies Inc.[a,b]	1,391	85,213
Ultimate Software Group Inc. (The)[a,b]	1,230	128,117
VeriFone Systems Inc.[a]	4,966	102,697
Verint Systems Inc.[a,b]	2,326	85,015
VMware Inc. Class Aa	4,086	322,304
Workday Inc. Class Aa	928	57,193

		26,092,703

Security	Shares	Value

STORAGE & WAREHOUSING — 0.00%
Wesco Aircraft Holdings Inc.[a]	201	$2,959

		2,959
TELECOMMUNICATIONS — 2.87%
8x8 Inc.[a,b]	3,274	22,427
Acme Packet Inc.[a]	2,688	78,543
ADTRAN Inc.	2,916	57,299
Anaren Inc.[a]	71	1,377
Anixter International Inc.	795	55,586
ARRIS Group Inc.[a]	687	11,796
Aruba Networks Inc.[a,b]	5,165	127,782
Atlantic Tele-Network Inc.	417	20,229
Aware Inc.	468	2,167
CalAmp Corp.[a,b]	1,785	19,581
Calix Inc.[a]	617	5,029
Cbeyond Inc.[a]	78	580
Ciena Corp.[a,b]	3,453	55,283
Cincinnati Bell Inc.[a]	3,315	10,807
Comverse Inc.[a]	1,012	28,376
Consolidated Communications Holdings Inc.	1,226	21,516
Crown Castle International Corp.[a]	13,644	950,168
DigitalGlobe Inc.[a]	1,154	33,362
EchoStar Corp. Class Aa	482	18,784
Extreme Networks Inc.[a,b]	4,359	14,690
Fairpoint Communications Inc.[a,b]	829	6,193
General Communication Inc. Class Aa,b	1,658	15,204
Globecomm Systems Inc.[a]	852	10,232
Harris Corp.	1,561	72,337
Hickory Tech Corp.	603	6,120
IDT Corp. Class B	574	6,922
Infinera Corp.[a,b]	4,560	31,920
InterDigital Inc.	1,885	90,160
IPG Photonics Corp.[b]	1,472	97,755
Iridium Communications Inc.[a,b]	395	2,378
Ixia[a,b]	1,950	42,198
KVH Industries Inc.[a,b]	585	7,938
Leap Wireless International Inc.[a]	526	3,098
Level 3 Communications Inc.[a]	3,858	78,279
LogMeIn Inc.[a]	1,020	19,604
Loral Space & Communications Inc.	479	29,640
Lumos Networks Corp.	668	9,005
Motorola Solutions Inc.	12,839	822,081
Neonode Inc.[a]	1,045	6,030

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value

NETGEAR Inc.[a,b]	784	$26,272
NeuStar Inc. Class Aa	3,158	146,942
NTELOS Holdings Corp.	673	8,621
Numerex Corp. Class Aa,b	426	5,449
ORBCOMM Inc.[a]	832	4,335
Palo Alto Networks Inc.[a]	262	14,829
ParkerVision Inc.[a,b]	3,526	12,940
Plantronics Inc.	659	29,121
Preformed Line Products Co.	10	700
Premiere Global Services Inc.[a]	539	5,924
Primus Telecommunications Group Inc.	564	6,232
Procera Networks Inc.[a]	877	10,428
RF Micro Devices Inc.[a]	1,641	8,730
RigNet Inc.[a,b]	571	14,241
Ruckus Wireless Inc.[a]	239	5,019
SBA Communications Corp. Class Aa	5,679	409,002
ShoreTel Inc.[a,b]	2,096	7,608
Sonus Networks Inc.[a]	725	1,878
Telular Corp.	467	4,698
TESSCO Technologies Inc.	129	2,792
tw telecom inc.[a]	6,953	175,146
Ubiquiti Networks Inc.	487	6,682
Verizon Communications Inc.	131,929	6,484,310
ViaSat Inc.[a,b]	1,733	83,946
Virgin Media Inc.	12,949	634,112
Windstream Corp.	16,145	128,353

		11,130,786
TEXTILES — 0.02%
Cintas Corp.	2,117	93,423

		93,423
TOYS, GAMES & HOBBIES — 0.20%
Hasbro Inc.[b]	4,809	211,307
LeapFrog Enterprises Inc.[a,b]	2,333	19,971
Mattel Inc.	12,305	538,836

		770,114
TRANSPORTATION — 2.46%
C.H. Robinson Worldwide Inc.	7,603	452,074
CAI International Inc.[a]	233	6,715
Celadon Group Inc.	928	19,358
Con-way Inc.	1,413	49,752
CSX Corp.	32,746	806,534
Echo Global Logistics Inc.[a,b]	684	15,130

Security	Shares	Value

ERA Group Inc.[a]	438	$9,198
Expeditors International of Washington Inc.	8,879	317,069
FedEx Corp.	918	90,148
Forward Air Corp.	1,352	50,416
GasLog Ltd.[b]	440	5,658
Genesee & Wyoming Inc. Class Aa	2,055	191,341
Golar LNG Ltd.	2,009	74,253
GulfMark Offshore Inc. Class A	270	10,519
Heartland Express Inc.	1,709	22,798
Hub Group Inc. Class Aa,b	1,714	65,920
J.B. Hunt Transport Services Inc.	4,198	312,667
Kansas City Southern Industries Inc.	4,015	445,264
Kirby Corp.[a,b]	1,912	146,842
Knight Transportation Inc.	2,667	42,939
Landstar System Inc.	2,162	123,429
Matson Inc.	137	3,370
Old Dominion Freight Line Inc.[a]	3,291	125,716
Pacer International Inc.[a]	155	780
PHI Inc.[a]	58	1,984
Quality Distribution Inc.[a]	373	3,137
Roadrunner Transportation Systems Inc.[a]	313	7,199
Saia Inc.[a]	139	5,028
Swift Transportation Co.[a,b]	3,650	51,757
Union Pacific Corp.	22,106	3,148,115
United Parcel Service Inc. Class B	33,623	2,888,216
Werner Enterprises Inc.	1,760	42,486
XPO Logistics Inc.[a,b]	816	13,741

		9,549,553
TRUCKING & LEASING — 0.02%
TAL International Group Inc.	675	30,584
Textainer Group Holdings Ltd.[b]	731	28,911

		59,495
WATER — 0.02%
American States Water Co.	93	5,354
Aqua America Inc.	727	22,857
California Water Service Group	970	19,303
Connecticut Water Service Inc.	419	12,247
SJW Corp.	203	5,380
York Water Co. (The)	448	8,422

		73,563

TOTAL COMMON STOCKS (Cost: $314,555,703)		388,076,948

58	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value

WARRANTS — 0.00%

OIL & GAS — 0.00%
Magnum Hunter Resources Corp. (Expires 10/14/13)[a,b]	477	$62

		62

TOTAL WARRANTS (Cost: $0)		62

SHORT-TERM INVESTMENTS — 3.39%

MONEY MARKET FUNDS — 3.39%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,e,f]	10,859,979	10,859,979
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,e,f]	771,353	771,353
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,e]	1,541,336	1,541,336

		13,172,668

TOTAL SHORT-TERM INVESTMENTS (Cost: $13,172,668)		13,172,668

TOTAL INVESTMENTS IN SECURITIES — 103.27% (Cost: $327,728,371)		401,249,678
Other Assets, Less Liabilities — (3.27)%		(12,712,575)

NET ASSETS — 100.00%		$388,537,103

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	59

Schedule of Investments

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.81%

ADVERTISING — 0.07%
Clear Channel Outdoor Holdings Inc. Class Aa	759	$5,685
Harte-Hanks Inc.	1,979	15,416
Interpublic Group of Companies Inc. (The)	17,402	226,748
Lamar Advertising Co. Class Aa	468	22,750
Marchex Inc. Class B	1,062	4,471
MDC Partners Inc.	728	11,772

		286,842
AEROSPACE & DEFENSE — 1.05%
AAR Corp.	1,809	33,268
AeroVironment Inc.[a]	311	5,638
Alliant Techsystems Inc.	1,488	107,776
API Technologies Corp.[a,b]	1,461	3,623
Boeing Co. (The)	3,249	278,927
Cubic Corp.	325	13,884
Curtiss-Wright Corp.	2,139	74,223
Esterline Technologies Corp.[a]	1,362	103,103
Exelis Inc.	8,420	91,694
GenCorp Inc.[a,b]	631	8,392
General Dynamics Corp.	14,239	1,003,992
Kratos Defense & Security Solutions Inc.[a]	1,882	9,466
L-3 Communications Holdings Inc.	4,040	326,917
LMI Aerospace Inc.[a,b]	362	7,526
Lockheed Martin Corp.	1,272	122,773
M/A-COM Technology Solutions Holdings Inc.[a,b]	229	3,680
Moog Inc. Class Aa	1,797	82,357
National Presto Industries Inc.[b]	199	16,020
Northrop Grumman Corp.	10,630	745,695
Orbital Sciences Corp.[a,b]	2,644	44,128
Raytheon Co.	14,952	879,028
SIFCO Industries Inc.	78	1,436
Spirit AeroSystems Holdings Inc. Class Aa	4,096	77,783
Teledyne Technologies Inc.[a]	1,069	83,852
Triumph Group Inc.	1,463	114,846

		4,240,027

Security	Shares	Value

AGRICULTURE — 0.82%
Alico Inc.	103	$4,764
Alliance One International Inc.[a,b]	3,894	15,148
Altria Group Inc.	20,447	703,172
Andersons Inc. (The)	831	44,475
Archer-Daniels-Midland Co.	29,526	995,912
Bunge Ltd.	6,552	483,734
Cadiz Inc.[a,b]	31	210
Griffin Land & Nurseries Inc.	120	3,606
Philip Morris International Inc.	6,192	574,060
Reynolds American Inc.	9,814	436,625
Universal Corp.[b]	1,038	58,170
Vector Group Ltd.	604	9,736

		3,329,612
AIRLINES — 0.18%
Alaska Air Group Inc.[a]	165	10,553
Copa Holdings SA Class A	285	34,089
Delta Air Lines Inc.[a]	13,697	226,137
Hawaiian Holdings Inc.[a]	1,038	5,979
JetBlue Airways Corp.[a,b]	10,431	71,974
Republic Airways Holdings Inc.[a]	974	11,240
SkyWest Inc.	2,115	33,946
Southwest Airlines Co.	26,245	353,783

		747,701
APPAREL — 0.08%
Cherokee Inc.	50	685
Columbia Sportswear Co.[b]	547	31,660
Deckers Outdoor Corp.[a,b]	636	35,419
Delta Apparel Inc.[a,b]	286	4,710
G-III Apparel Group Ltd.[a,b]	656	26,312
Iconix Brand Group Inc.[a,b]	3,169	81,982
Jones Group Inc. (The)	3,666	46,632
K-Swiss Inc. Class Aa	1,170	5,546
Maidenform Brands Inc.[a,b]	305	5,347
Perry Ellis International Inc.	535	9,732
Quiksilver Inc.[a,b]	5,802	35,218
R.G. Barry Corp.	28	375
SKECHERS U.S.A. Inc. Class Aa	1,674	35,405
Unifi Inc.[a]	622	11,880
Weyco Group Inc.	245	6,005

		336,908
AUTO MANUFACTURERS — 1.01%
Ford Motor Co.	168,119	2,210,765
General Motors Co.[a]	34,315	954,643

60	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

Navistar International Corp.[a]	3,170	$109,587
Oshkosh Corp.[a]	4,123	175,186
PACCAR Inc.	12,378	625,832

		4,076,013
AUTO PARTS & EQUIPMENT — 0.50%
Accuride Corp.[a,b]	2,126	11,459
American Axle & Manufacturing Holdings Inc.[a]	2,983	40,718
Cooper Tire & Rubber Co.	378	9,700
Dana Holding Corp.	5,924	105,625
Douglas Dynamics Inc.	993	13,723
Exide Technologies Inc.[a,b]	3,517	9,496
Federal-Mogul Corp. Class Aa	880	5,306
Fuel Systems Solutions Inc.[a,b]	519	8,548
Johnson Controls Inc.	30,490	1,069,284
Lear Corp.	4,436	243,403
Meritor Inc.[a]	3,312	15,666
Miller Industries Inc.	529	8,490
Modine Manufacturing Co.[a,b]	2,080	18,928
Spartan Motors Inc.	1,489	7,907
Standard Motor Products Inc.	881	24,421
Superior Industries International Inc.	1,048	19,577
TRW Automotive Holdings Corp.[a]	4,550	250,250
Visteon Corp.[a]	2,207	127,344
WABCO Holdings Inc.[a]	211	14,895

		2,004,740
BANKS — 12.99%
1st Source Corp.	681	16,140
1st United Bancorp Inc.	1,209	7,810
Access National Corp.	331	5,428
American National Bankshares Inc.	357	7,697
Ameris Bancorp[a,b]	1,063	15,254
Ames National Corp.	368	7,676
Arrow Financial Corp.	439	10,817
Associated Banc-Corp	7,761	117,890
BancFirst Corp.	301	12,552
Banco Latinoamericano de Comercio Exterior SA Class E	1,243	30,752
Bancorp Inc. (The)[a,b]	1,323	18,324
BancorpSouth Inc.	4,179	68,118
Bank of America Corp.	482,711	5,879,420
Bank of Hawaii Corp.	2,036	103,449
Bank of Kentucky Financial Corp.	256	7,022
Bank of Marin Bancorp	238	9,541
Bank of New York Mellon Corp. (The)	53,509	1,497,717

Security	Shares	Value

Bank of the Ozarks Inc.	356	$15,789
Banner Corp.	826	26,292
Bar Harbor Bankshares	172	6,287
BB&T Corp.	31,315	982,978
BBCN Bancorp Inc.	3,511	45,854
Berkshire Bancorp Inc.	203	1,695
BOK Financial Corp.	1,146	71,396
Boston Private Financial Holdings Inc.	3,443	34,017
Bridge Bancorp Inc.	386	8,303
Bridge Capital Holdings[a,b]	296	4,511
Bryn Mawr Bank Corp.	517	12,036
C&F Financial Corp.	146	5,979
Camden National Corp.	348	11,512
Capital Bank Financial Corp.[a]	470	8,065
Capital City Bank Group Inc.[a]	512	6,323
Capital One Financial Corp.	26,041	1,430,953
CapitalSource Inc.	9,296	89,427
Cardinal Financial Corp.	1,311	23,834
Cascade Bancorp[a]	272	1,839
Cathay General Bancorp	3,509	70,601
Center Bancorp Inc.	540	6,712
CenterState Banks Inc.	1,344	11,531
Central Pacific Financial Corp.[a]	974	15,292
Century Bancorp Inc. Class A	154	5,222
Chemical Financial Corp.	1,227	32,368
CIT Group Inc.[a]	9,037	392,929
Citigroup Inc.	131,338	5,810,393
Citizens & Northern Corp.	547	10,666
Citizens Republic Bancorp Inc.[a]	1,797	40,522
City Holding Co.[b]	681	27,097
City National Corp.	2,076	122,297
CNB Financial Corp.	563	9,599
CoBiz Financial Inc.	1,674	13,526
Columbia Banking System Inc.	1,765	38,795
Comerica Inc.	8,769	315,246
Commerce Bancshares Inc.	3,521	143,762
Community Bank System Inc.	1,760	52,149
Community Trust Bancorp Inc.	619	21,065
ConnectOne Bancorp Inc.[a]	162	5,062
Cullen/Frost Bankers Inc.	2,376	148,571
CVB Financial Corp.	3,939	44,392
Eagle Bancorp Inc.[a,b]	750	16,417
East West Bancorp Inc.	6,458	165,777
Enterprise Bancorp Inc.	259	4,390

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

Enterprise Financial Services Corp.	808	$11,587
F.N.B. Corp.	6,295	76,169
Farmers National Banc Corp.	848	5,351
Fidelity Southern Corp.[a]	446	5,129
Fifth Third Bancorp	41,248	672,755
Financial Institutions Inc.	616	12,295
First Bancorp (North Carolina)	698	9,416
First BanCorp (Puerto Rico)[a,b]	3,164	19,712
First Bancorp Inc. (Maine)	392	7,060
First Busey Corp.	3,402	15,547
First California Financial Group Inc.[a,b]	1,009	8,597
First Citizens BancShares Inc. Class A	227	41,473
First Commonwealth Financial Corp.	4,698	35,047
First Community Bancshares Inc.	728	11,539
First Connecticut Bancorp Inc.	804	11,843
First Financial Bancorp	2,604	41,794
First Financial Bankshares Inc.	1,414	68,720
First Financial Corp.	500	15,745
First Horizon National Corp.	11,279	120,460
First Interstate BancSystem Inc.	704	13,242
First Merchants Corp.	1,308	20,235
First Midwest Bancorp Inc.	3,338	44,329
First of Long Island Corp. (The)	348	10,318
First Republic Bank	4,559	176,069
FirstMerit Corp.	4,881	80,683
FNB United Corp.[a]	141	1,376
Franklin Financial Corp.	621	11,333
Fulton Financial Corp.	8,916	104,317
German American Bancorp Inc.	562	12,932
Glacier Bancorp Inc.	3,209	60,907
Goldman Sachs Group Inc. (The)	20,851	3,068,225
Great Southern Bancorp Inc.	461	11,244
Guaranty Bancorp[a]	3,434	7,211
Hancock Holding Co.	3,409	105,406
Hanmi Financial Corp.[a,b]	1,419	22,704
Heartland Financial USA Inc.	674	17,032
Heritage Commerce Corp.[a]	932	6,272
Heritage Financial Corp.	699	10,135
Heritage Oaks Bancorp[a,b]	910	5,187
Home Bancshares Inc.	1,007	37,934
Horizon Bancorp	252	5,093
Hudson Valley Holding Corp.	697	10,392
Huntington Bancshares Inc.	39,054	288,609
IBERIABANK Corp.	1,315	65,776

Security	Shares	Value

Independent Bank Corp. (Massachusetts)	961	$31,319
International Bancshares Corp.	2,370	49,296
J.P. Morgan Chase & Co.	170,509	8,092,357
KeyCorp	42,830	426,587
Lakeland Bancorp Inc.	1,199	11,810
Lakeland Financial Corp.	736	19,644
M&T Bank Corp.	5,660	583,886
MainSource Financial Group Inc.	901	12,650
MB Financial Inc.	2,439	58,951
Mercantile Bank Corp.	387	6,467
Merchants Bancshares Inc.	213	6,419
Metro Bancorp Inc.[a,b]	612	10,122
MetroCorp Bancshares Inc.[a,b]	709	7,154
Middleburg Financial Corp.	242	4,697
MidSouth Bancorp Inc.	335	5,447
MidWestOne Financial Group Inc.	306	7,286
Morgan Stanley	69,117	1,519,192
National Bankshares Inc.	314	10,968
National Penn Bancshares Inc.	5,516	58,966
NBT Bancorp Inc.	1,911	42,329
Northern Trust Corp.	9,680	528,141
Northrim BanCorp Inc.	294	6,606
Old National Bancorp	4,519	62,136
OmniAmerican Bancorp Inc.[a,b]	537	13,575
Oriental Financial Group Inc.	1,937	30,043
Pacific Continental Corp.	825	9,215
Pacific Mercantile Bancorp[a,b]	482	2,820
PacWest Bancorp	1,354	39,415
Park National Corp.[b]	510	35,593
Park Sterling Corp.[a,b]	2,342	13,209
Peapack-Gladstone Financial Corp.	398	5,934
Penns Woods Bancorp Inc.	174	7,129
Peoples Bancorp Inc.	472	10,568
Pinnacle Financial Partners Inc.[a,b]	1,526	35,647
PNC Financial Services Group Inc. (The)[c]	23,721	1,577,446
Popular Inc.[a]	4,637	128,028
Preferred Bank[a]	530	8,363
PrivateBancorp Inc.	2,967	56,106
Prosperity Bancshares Inc.	2,142	101,509
Regions Financial Corp.	63,394	519,197
Renasant Corp.	1,121	25,088
Republic Bancorp Inc. Class A	445	10,075
S&T Bancorp Inc.	1,260	23,360

62	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

S.Y. Bancorp Inc.	544	$12,240
Sandy Spring Bancorp Inc.	1,077	21,648
SCBT Financial Corp.	717	36,137
Seacoast Banking Corp. of Florida[a]	3,242	6,776
Sierra Bancorp	532	6,996
Signature Bank[a]	1,803	142,004
Simmons First National Corp. Class A	774	19,598
Southside Bancshares Inc.[b]	768	16,136
Southwest Bancorp Inc.[a]	882	11,078
State Bank Financial Corp.	1,415	23,164
State Street Corp.	20,465	1,209,277
Stellar One Corp.	1,032	16,667
Sterling Bancorp	1,382	14,041
Sterling Financial Corp.	1,200	26,028
Suffolk Bancorp[a]	435	6,194
Sun Bancorp Inc. (New Jersey)[a,b]	1,681	5,732
SunTrust Banks Inc.	24,160	696,050
Susquehanna Bancshares Inc.	8,337	103,629
SVB Financial Group[a]	1,976	140,177
Synovus Financial Corp.	29,584	81,948
Taylor Capital Group Inc.[a,b]	736	11,769
TCF Financial Corp.	7,267	108,714
Texas Capital Bancshares Inc.[a]	216	8,737
Tompkins Financial Corp.	467	19,745
TowneBank	1,232	18,443
TriCo Bancshares	748	12,791
TrustCo Bank Corp. NY	4,182	23,336
Trustmark Corp.	2,932	73,329
U.S. Bancorp	84,846	2,878,825
UMB Financial Corp.	1,435	70,415
Umpqua Holdings Corp.	4,999	66,287
Union First Market Bankshares Corp.	906	17,721
United Bankshares Inc.	1,756	46,727
United Community Banks Inc.[a]	1,843	20,900
Univest Corp. of Pennsylvania	767	13,361
Valley National Bancorp	8,820	90,317
ViewPoint Financial Group	1,543	31,030
Virginia Commerce Bancorp Inc.[a,b]	1,262	17,731
Walker & Dunlop Inc.[a,b]	517	9,290
Washington Banking Co.	686	9,563
Washington Trust Bancorp Inc.	652	17,852
Webster Financial Corp.	3,217	78,044
Wells Fargo & Co.	219,456	8,117,677
WesBanco Inc.	1,160	27,782
West Bancorporation Inc.	695	7,714

Security	Shares	Value

West Coast Bancorp	1,039	$25,227
Westamerica Bancorp	555	25,158
Western Alliance Bancorp[a,b]	3,181	44,025
Wilshire Bancorp Inc.[a,b]	2,755	18,679
Wintrust Financial Corp.	1,611	59,671
Zions Bancorp	8,224	205,518

		52,500,926
BEVERAGES — 0.39%
Beam Inc.	7,047	447,766
Brown-Forman Corp. Class B NVS	847	60,476
Central European Distribution Corp.[a,b]	3,236	1,084
Coca-Cola Enterprises Inc.	11,601	428,309
Constellation Brands Inc. Class Aa	6,594	314,138
Craft Brew Alliance Inc.[a,b]	310	2,307
Farmer Bros. Co.[a,b]	283	4,160
Green Mountain Coffee Roasters Inc.[a,b]	956	54,263
Molson Coors Brewing Co. Class B NVS	5,782	282,913

		1,595,416
BIOTECHNOLOGY — 0.20%
Agenus Inc.[a,b]	408	1,587
AMAG Pharmaceuticals Inc.[a]	200	4,770
Arena Pharmaceuticals Inc.[a,b]	1,007	8,267
Astex Pharmaceuticals Inc.[a,b]	4,192	18,696
Bio-Rad Laboratories Inc. Class Aa	906	114,156
Cambrex Corp.[a]	632	8,083
Charles River Laboratories International Inc.[a]	808	35,770
Curis Inc.[a]	1,003	3,290
Dynavax Technologies Corp.[a,b]	925	2,054
Emergent BioSolutions Inc.[a]	924	12,918
Enzon Pharmaceuticals Inc.	1,897	7,209
Geron Corp.[a,b]	5,947	6,363
Harvard Bioscience Inc.[a,b]	968	5,469
ImmunoGen Inc.[a]	761	12,222
InterMune Inc.[a,b]	1,860	16,833
Lexicon Pharmaceuticals Inc.[a,b]	5,150	11,227
Life Technologies Corp.[a]	7,276	470,248
Maxygen Inc.	1,351	3,256
Momenta Pharmaceuticals Inc.[a]	1,290	17,209
NPS Pharmaceuticals Inc.[a,b]	1,299	13,237
Pacific Biosciences of California Inc.[a,b]	2,074	5,164
PDL BioPharma Inc.[b]	824	6,023

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

RTI Biologics Inc.[a,b]	2,333	$9,192
Sequenom Inc.[a,b]	1,212	5,030
Transcept Pharmaceuticals Inc.[a,b]	512	2,452
Vical Inc.[a,b]	351	1,397
XOMA Corp.[a]	584	2,038

		804,160
BUILDING MATERIALS — 0.32%
Apogee Enterprises Inc.	1,260	36,477
Boise Cascade Co.[a]	362	12,286
Comfort Systems USA Inc.	1,171	16,499
Drew Industries Inc.	453	16,449
Fortune Brands Home & Security Inc.[a]	5,950	222,709
Gibraltar Industries Inc.[a]	1,360	24,820
Griffon Corp.	2,119	25,259
Louisiana-Pacific Corp.[a,b]	6,119	132,170
LSI Industries Inc.	880	6,142
Martin Marietta Materials Inc.	999	101,918
NCI Building Systems Inc.[a,b]	884	15,355
Owens Corning[a]	5,440	214,499
PGT Inc.[a,b]	601	4,129
Quanex Building Products Corp.	1,498	24,118
Simpson Manufacturing Co. Inc.	1,603	49,068
Texas Industries Inc.[a,b]	1,017	64,183
Universal Forest Products Inc.	880	35,033
Vulcan Materials Co.	5,769	298,257

		1,299,371
CHEMICALS — 1.58%
A. Schulman Inc.	1,308	41,281
Aceto Corp.	915	10,129
Air Products and Chemicals Inc.	9,476	825,549
Albemarle Corp.	1,740	108,785
Ashland Inc.	3,503	260,273
Axiall Corp.	558	34,685
Cabot Corp.	2,829	96,752
CF Industries Holdings Inc.	2,293	436,518
Chemtura Corp.[a]	1,346	29,087
Codexis Inc.[a]	1,017	2,431
Cytec Industries Inc.	2,054	152,160
Dow Chemical Co. (The)	53,608	1,706,879
Eastman Chemical Co.	1,226	85,661
Ferro Corp.[a]	3,871	26,129
Huntsman Corp.	8,543	158,814
Innospec Inc.	906	40,118

Security	Shares	Value

Intrepid Potash Inc.	1,266	$23,750
Kraton Performance Polymers Inc.[a,b]	1,444	33,790
Kronos Worldwide Inc.[b]	915	14,320
Landec Corp.[a,b]	852	12,328
LyondellBasell Industries NV Class A	13,368	846,061
Minerals Technologies Inc.	1,573	65,295
Mosaic Co. (The)	13,310	793,409
Oil-Dri Corp. of America	267	7,270
Olin Corp.	1,125	28,373
OM Group Inc.[a,b]	1,488	34,938
PolyOne Corp.	1,289	31,465
Quaker Chemical Corp.	424	25,024
Rockwood Holdings Inc.	2,143	140,238
RPM International Inc.	3,586	113,246
Sensient Technologies Corp.	2,226	87,014
Stepan Co.	34	2,145
W.R. Grace & Co.[a]	289	22,400
Westlake Chemical Corp.	685	64,048
Zep Inc.	589	8,841
Zoltek Companies Inc.[a,b]	1,241	14,830

		6,384,036
COAL — 0.22%
Alpha Natural Resources Inc.[a,b]	9,853	80,893
Arch Coal Inc.	9,494	51,552
Cloud Peak Energy Inc.[a]	2,732	51,307
CONSOL Energy Inc.	10,174	342,355
Hallador Energy Co.	302	2,084
Peabody Energy Corp.	12,323	260,631
SunCoke Energy Inc.[a,b]	917	14,975
Walter Energy Inc.	2,796	79,686
Westmoreland Coal Co.[a,b]	543	6,169

		889,652
COMMERCIAL SERVICES — 0.87%
Aaron’s Inc.	817	23,432
ABM Industries Inc.	2,408	53,554
ADT Corp. (The)	10,350	506,529
AMN Healthcare Services Inc.[a]	963	15,244
ARC Document Solutions Inc.[a,b]	1,441	4,294
Ascent Media Corp. Class Aa,b	652	48,535
AVEO Pharmaceuticals Inc.[a]	145	1,066
Booz Allen Hamilton Holding Corp.	1,090	14,650
Bright Horizons Family Solutions Inc.[a]	203	6,859
Career Education Corp.[a]	2,417	5,728
Carriage Services Inc.	712	15,130
CBIZ Inc.[a,b]	1,762	11,242

64	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

CDI Corp.	500	$8,600
Cenveo Inc.[a,b]	2,442	5,250
Consolidated Graphics Inc.[a,b]	361	14,115
Convergys Corp.	4,805	81,829
CoreLogic Inc.[a]	4,353	112,569
Corinthian Colleges Inc.[a,b]	3,485	7,319
CRA International Inc.[a,b]	520	11,632
Cross Country Healthcare Inc.[a]	1,241	6,590
Deluxe Corp.	753	31,174
DeVry Inc.	2,933	93,123
Education Management Corp.[a,b]	1,190	4,367
Electro Rent Corp.	760	14,090
Ennis Inc.	1,164	17,541
Equifax Inc.	536	30,868
Euronet Worldwide Inc.[a,b]	2,267	59,713
ExamWorks Group Inc.[a,b]	1,062	18,394
Franklin Covey Co.[a]	177	2,572
FTI Consulting Inc.[a,b]	1,868	70,349
Genpact Ltd.	1,116	20,300
Great Lakes Dredge & Dock Corp.	2,345	15,782
H&E Equipment Services Inc.	561	11,444
H&R Block Inc.	4,571	134,479
Heidrick & Struggles International Inc.	831	12,423
Hertz Global Holdings Inc.[a]	4,818	107,249
Hill International Inc.[a,b]	1,122	3,355
Hudson Global Inc.[a,b]	1,465	5,772
ICF International Inc.[a,b]	895	24,344
Intersections Inc.	142	1,336
Iron Mountain Inc.	497	18,046
KAR Auction Services Inc.	1,301	26,059
Kelly Services Inc. Class A	1,193	22,285
Kforce Inc.	175	2,865
Korn/Ferry International[a]	2,140	38,220
Lincoln Educational Services Corp.	1,009	5,913
Live Nation Entertainment Inc.[a]	6,249	77,300
Mac-Gray Corp.	523	6,694
Manpower Inc.	3,580	203,058
Matthews International Corp. Class A	664	23,167
McGrath RentCorp	535	16,638
MoneyGram International Inc.[a,b]	690	12,489
Monster Worldwide Inc.[a,b]	5,556	28,169
Multi-Color Corp.	576	14,855
National American University Holdings Inc.	429	1,673
Navigant Consulting Inc.[a,b]	2,305	30,288

Security	Shares	Value

Paychex Inc.	984	$34,509
PDI Inc.[a,b]	424	2,502
Pendrell Corp.[a,b]	6,986	11,597
PHH Corp.[a]	2,519	55,317
Providence Service Corp. (The)[a,b]	463	8,561
Quad Graphics Inc.	1,152	27,579
Quanta Services Inc.[a]	9,438	269,738
R.R. Donnelley & Sons Co.[b]	8,053	97,039
Rent-A-Center Inc.	2,649	97,854
Resources Connection Inc.	1,951	24,778
RPX Corp.[a]	120	1,693
SAIC Inc.	8,195	111,042
Service Corp. International	9,701	162,298
Sotheby’s	1,968	73,623
Stewart Enterprises Inc. Class Ab	3,256	30,248
Swisher Hygiene Inc.[a]	5,065	6,534
TeleTech Holdings Inc.[a]	1,035	21,952
TMS International Corp.[a]	348	4,594
Total System Services Inc.	1,032	25,573
Towers Watson & Co. Class A	2,717	188,342
Tree.com Inc.	174	3,217
TrueBlue Inc.[a]	481	10,168
Universal Technical Institute Inc.	330	4,168
Valassis Communications Inc.	668	19,953
Verisk Analytics Inc. Class Aa	889	54,789
Viad Corp.	909	25,143

		3,533,372
COMPUTERS — 1.37%
Agilysys Inc.[a]	587	5,835
Brocade Communications Systems Inc.[a]	20,491	118,233
CACI International Inc. Class Aa	928	53,703
CIBER Inc.[a,b]	3,277	15,402
Computer Sciences Corp.	6,997	344,462
Computer Task Group Inc.[b]	204	4,364
Dell Inc.	66,082	946,955
Diebold Inc.	2,592	78,589
DST Systems Inc.	1,245	88,731
Echelon Corp.[a,b]	815	1,989
Electronics For Imaging Inc.[a]	1,907	48,362
FleetMatics Group PLC[a]	211	5,117
Hewlett-Packard Co.	88,627	2,112,868
Imation Corp.[a,b]	1,359	5,191
Immersion Corp.[a]	107	1,256
Insight Enterprises Inc.[a,b]	1,986	40,951

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

j2 Global Inc.	361	$14,155
KEY Tronic Corp.[a]	391	4,481
Keyw Holding Corp. (The)[a,b]	724	11,678
Lexmark International Inc. Class A	2,837	74,897
Mentor Graphics Corp.	1,910	34,475
Mercury Systems Inc.[a,b]	1,350	9,950
NetApp Inc.[a]	5,335	182,244
OCZ Technology Group Inc.[a,b]	3,023	5,441
Quantum Corp.[a,b]	10,081	12,904
RadiSys Corp.[a,b]	1,213	5,968
RealD Inc.[a,b]	284	3,692
SanDisk Corp.[a]	10,924	600,820
Silicon Graphics International Corp.[a,b]	1,363	18,741
Spansion Inc. Class Aa	2,096	26,976
STEC Inc.[a,b]	1,593	7,041
Stratasys Ltd.[a,b]	745	55,294
Super Micro Computer Inc.[a]	143	1,614
Sykes Enterprises Inc.[a,b]	1,793	28,616
Synopsys Inc.[a]	6,381	228,950
Unisys Corp.[a,b]	962	21,886
Vocera Communications Inc.[a]	174	4,002
Western Digital Corp.	5,948	299,065

		5,524,898
COSMETICS & PERSONAL CARE — 2.25%
Avon Products Inc.	4,420	91,627
Colgate-Palmolive Co.	1,795	211,864
Elizabeth Arden Inc.[a]	152	6,118
Inter Parfums Inc.	213	5,204
Procter & Gamble Co. (The)	113,776	8,767,578
Revlon Inc. Class Aa,b	484	10,822

		9,093,213
DISTRIBUTION & WHOLESALE — 0.15%
Arrow Electronics Inc.[a]	4,698	190,833
BlueLinx Holdings Inc.[a,b]	1,236	3,522
Core-Mark Holding Co. Inc.	441	22,628
Houston Wire & Cable Co.	520	6,734
Ingram Micro Inc. Class Aa	6,908	135,949
Owens & Minor Inc.	406	13,219
Rentrak Corp.[a,b]	169	3,715
ScanSource Inc.[a]	1,232	34,767
United Stationers Inc.	1,721	66,517
WESCO International Inc.[a,b]	1,952	141,735

		619,619
DIVERSIFIED FINANCIAL SERVICES — 2.35%
Affiliated Managers Group Inc.[a]	586	89,992
Air Lease Corp.[b]	3,018	88,488
Aircastle Ltd.[b]	2,634	36,033
American Express Co.	16,021	1,080,777
Ameriprise Financial Inc.	9,310	685,681

Security	Shares	Value

Arlington Asset Investment Corp. Class A	488	$12,595
Artio Global Investors Inc. Class A	1,396	3,797
Asset Acceptance Capital Corp.[a]	715	4,819
Asta Funding Inc.	507	4,867
BlackRock Inc.[c]	2,659	683,044
Calamos Asset Management Inc. Class A	848	9,981
California First National Bancorp[b]	95	1,642
CBOE Holdings Inc.	530	19,578
Charles Schwab Corp. (The)	48,152	851,809
CIFC Corp.[a,b]	253	2,082
CME Group Inc.	14,900	914,711
Cowen Group Inc. Class Aa	3,938	11,105
DFC Global Corp.[a]	432	7,188
Discover Financial Services	22,257	998,004
Doral Financial Corp.[a]	5,693	4,012
Duff & Phelps Corp. Class A	1,012	15,696
E*TRADE Financial Corp.[a]	12,771	136,777
Encore Capital Group Inc.[a]	208	6,261
Evercore Partners Inc. Class A	1,161	48,298
FBR & Co.[a,b]	404	7,648
Federal Agricultural Mortgage Corp. Class C NVS	434	13,363
Federated Investors Inc. Class B	680	16,096
First Marblehead Corp. (The)[a,b]	2,476	2,501
Franklin Resources Inc.	4,796	723,285
FXCM Inc. Class Ab	1,168	15,978
GAIN Capital Holdings Inc.	678	3,024
GFI Group Inc.	3,161	10,558
Home Loan Servicing Solutions Ltd.[b]	2,370	55,292
Horizon Technology Finance Corp.	287	4,193
Interactive Brokers Group Inc. Class A	1,779	26,525
INTL FCStone Inc.[a,b]	592	10,307
Invesco Ltd.	20,101	582,125
Investment Technology Group Inc.[a,b]	1,689	18,647
Janus Capital Group Inc.	8,357	78,556
JMP Group Inc.	678	4,685
Knight Capital Group Inc. Class Aa,b	8,109	30,165
Legg Mason Inc.	5,834	187,563
LPL Financial Holdings Inc.	308	9,930
Manning & Napier Inc.	612	10,122
Marlin Business Services Corp.	384	8,905
Medley Capital Corp.	1,128	17,879
MicroFinancial Inc.	245	2,065
NASDAQ OMX Group Inc. (The)	5,212	168,348
National Financial Partners Corp.[a]	1,869	41,922
Nelnet Inc. Class A	1,066	36,031
NewStar Financial Inc.[a,b]	1,220	16,141
Nicholas Financial Inc.	435	6,394
NYSE Euronext Inc.	11,402	440,573
Ocwen Financial Corp.[a]	4,539	172,119

66	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

Oppenheimer Holdings Inc. Class A	458	$8,917
Piper Jaffray Companies Inc.[a]	706	24,216
Raymond James Financial Inc.	5,083	234,326
SeaCube Container Leasing Ltd.[b]	391	8,977
SLM Corp.	20,660	423,117
Stifel Financial Corp.[a]	1,565	54,258
SWS Group Inc.[a]	1,348	8,155
TD Ameritrade Holding Corp.	10,361	213,644
Teton Advisors Inc. Class Bb	5	94
Virtus Investment Partners Inc.[a]	132	24,589
WageWorks Inc.[a]	123	3,079
Walter Investment Management Corp.[a]	1,596	59,451
WhiteHorse Finance Inc.	322	5,097
ZAIS Financial Corp.[a]	241	4,972

		9,511,069
ELECTRIC — 5.63%
AES Corp. (The)	28,620	359,753
ALLETE Inc.	1,701	83,383
Alliant Energy Corp.	5,015	251,653
Ameren Corp.	10,916	382,278
Ameresco Inc. Class Aa	222	1,643
American Electric Power Co. Inc.	21,710	1,055,757
Atlantic Power Corp.	4,613	22,742
Avista Corp.	2,647	72,528
Black Hills Corp.	1,998	87,992
Calpine Corp.[a]	17,099	352,239
CH Energy Group Inc.	669	43,746
Cleco Corp.	2,723	128,063
CMS Energy Corp.	11,668	326,004
Consolidated Edison Inc.	13,139	801,873
Dominion Resources Inc.	25,642	1,491,852
DTE Energy Co.	7,635	521,776
Duke Energy Corp.	31,542	2,289,634
Edison International	14,624	735,880
El Paso Electric Co.	1,793	60,334
Empire District Electric Co. (The)	1,869	41,866
EnerNOC Inc.[a]	728	12,645
Entergy Corp.	7,951	502,821
Exelon Corp.	38,170	1,316,102
FirstEnergy Corp.	18,765	791,883
Genie Energy Ltd. Class B	686	6,352
Great Plains Energy Inc.	6,087	141,158
Hawaiian Electric Industries Inc.	4,339	120,234
IDACORP Inc.	2,225	107,401
Integrys Energy Group Inc.	3,497	203,385
MDU Resources Group Inc.	8,434	210,766
MGE Energy Inc.	1,034	57,325
National Fuel Gas Co.	3,225	197,854
NextEra Energy Inc.	18,715	1,453,781
Northeast Utilities	14,067	611,352
NorthWestern Corp.	1,620	64,573
NRG Energy Inc.	14,327	379,522
NV Energy Inc.	10,544	211,196
OGE Energy Corp.	4,409	308,542
Ormat Technologies Inc.[b]	576	11,894
Otter Tail Corp.	1,516	47,208
Pepco Holdings Inc.	10,195	218,173
PG&E Corp.	18,937	843,265

Security	Shares	Value

Pike Electric Corp.	740	$10,530
Pinnacle West Capital Corp.	4,935	285,687
PNM Resources Inc.	3,559	82,889
Portland General Electric Co.	3,368	102,151
PPL Corp.	26,009	814,342
Public Service Enterprise Group Inc.	22,697	779,415
SCANA Corp.	5,207	266,390
Southern Co. (The)	38,952	1,827,628
TECO Energy Inc.	9,636	171,714
UIL Holdings Corp.	2,261	89,513
Unitil Corp.	633	17,806
UNS Energy Corp.	1,800	88,092
Westar Energy Inc.	5,637	187,036
Wisconsin Energy Corp.	10,357	444,212
Xcel Energy Inc.	21,866	649,420

		22,745,253
ELECTRICAL COMPONENTS & EQUIPMENT — 0.28%
Advanced Energy Industries Inc.[a]	1,809	33,105
American Superconductor Corp.[a]	1,567	4,168
Belden Inc.	224	11,570
Emerson Electric Co.	5,217	291,474
Encore Wire Corp.	680	23,814
Energizer Holdings Inc.	2,799	279,144
EnerSys Inc.[a,b]	1,362	62,080
Generac Holdings Inc.	600	21,204
General Cable Corp.[a]	2,096	76,776
GrafTech International Ltd.[a,b]	5,258	40,381
Hubbell Inc. Class B	455	44,185
Insteel Industries Inc.	747	12,191
Littelfuse Inc.	86	5,835
Molex Inc.	6,200	181,536
Powell Industries Inc.[a]	227	11,933
Power-One Inc.[a,b]	3,017	12,521
SunPower Corp.[a,b]	957	11,044
Vicor Corp.[a]	735	3,653

		1,126,614
ELECTRONICS — 0.89%
American Science and Engineering Inc.	322	19,639
Avnet Inc.[a]	6,086	220,313
AVX Corp.	2,153	25,621
Bel Fuse Inc. Class B	473	7,383
Benchmark Electronics Inc.[a]	2,613	47,086
Brady Corp. Class A	2,195	73,598
Checkpoint Systems Inc.[a]	1,794	23,430
Coherent Inc.	753	42,725
CTS Corp.	1,535	16,025
Cymer Inc.[a]	961	92,352
Daktronics Inc.	1,242	13,041
Electro Scientific Industries Inc.	1,065	11,768
ESCO Technologies Inc.	815	33,301
FEI Co.[b]	91	5,874
FLIR Systems Inc.	1,309	34,047
Garmin Ltd.	4,575	151,158
GSI Group Inc.[a,b]	1,155	9,852
II-VI Inc.[a]	356	6,066
Itron Inc.[a]	1,779	82,546
Jabil Circuit Inc.	6,762	124,962

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

Kemet Corp.[a,b]	2,201	$13,756
Measurement Specialties Inc.[a]	80	3,182
Methode Electronics Inc.	1,653	21,291
Multi-Fineline Electronix Inc.[a]	334	5,154
Newport Corp.[a,b]	1,718	29,069
Park Electrochemical Corp.	926	23,465
PerkinElmer Inc.	5,074	170,689
Plexus Corp.[a]	887	21,563
Rofin-Sinar Technologies Inc.[a,b]	1,281	34,702
Rogers Corp.[a]	424	20,191
Sanmina Corp.[a,b]	3,600	40,896
Stoneridge Inc.[a]	1,266	9,660
Sypris Solutions Inc.	279	1,166
Tech Data Corp.[a,b]	1,665	75,941
Thermo Fisher Scientific Inc.	16,450	1,258,260
TTM Technologies Inc.[a]	2,379	18,080
Tyco International Ltd.	20,794	665,408
Viasystems Group Inc.[a]	220	2,869
Vishay Intertechnology Inc.[a,b]	5,905	80,367
Vishay Precision Group Inc.[a,b]	549	8,065
Watts Water Technologies Inc. Class A	1,216	58,356
Zygo Corp.[a,b]	602	8,916

		3,611,833
ENERGY — ALTERNATE SOURCES — 0.01%
Amyris Inc.[a,b]	1,372	4,226
FuelCell Energy Inc.[a,b]	5,087	4,801
FutureFuel Corp.	864	10,497
Green Plains Renewable Energy Inc.[a,b]	1,126	12,881
Renewable Energy Group Inc.[a]	168	1,292
REX American Resources Corp.[a]	224	4,955
Solarcity Corp.[a]	310	5,853

		44,505
ENGINEERING & CONSTRUCTION — 0.39%
AECOM Technology Corp.[a,b]	4,680	153,504
Aegion Corp.[a,b]	1,507	34,887
Argan Inc.	390	5,815
Chicago Bridge & Iron Co. NV	2,053	127,491
Dycom Industries Inc.[a]	196	3,859
EMCOR Group Inc.	2,978	126,237
Engility Holdings Inc.[a,b]	730	17,505
Fluor Corp.	1,911	126,757
Granite Construction Inc.	1,720	54,765
Jacobs Engineering Group Inc.[a]	5,750	323,380

Security	Shares	Value

KBR Inc.	6,629	$212,658
Layne Christensen Co.[a,b]	880	18,814
McDermott International Inc.[a,b]	10,535	115,780
Michael Baker Corp.	374	9,163
MYR Group Inc.[a]	410	10,070
Orion Marine Group Inc.[a,b]	1,208	12,008
Sterling Construction Co. Inc.[a,b]	731	7,961
Tutor Perini Corp.[a,b]	1,601	30,899
URS Corp.	3,388	160,625
VSE Corp.	183	4,573

		1,556,751
ENTERTAINMENT — 0.20%
Bluegreen Corp.[a,b]	658	6,475
Carmike Cinemas Inc.[a,b]	543	9,839
Churchill Downs Inc.	386	27,035
Dolby Laboratories Inc. Class A	937	31,446
DreamWorks Animation SKG Inc. Class Aa,b	3,030	57,449
International Game Technology	5,324	87,846
International Speedway Corp. Class A	1,234	40,327
Isle of Capri Casinos Inc.[a,b]	956	6,013
Madison Square Garden Inc. Class Aa	2,555	147,168
Marriott Vacations Worldwide Corp.[a]	1,194	51,234
National CineMedia Inc.	1,671	26,368
Penn National Gaming Inc.[a,b]	2,712	147,614
Pinnacle Entertainment Inc.[a]	2,359	34,489
Reading International Inc. Class Aa,b	760	4,256
Regal Entertainment Group Class A	2,307	38,458
Scientific Games Corp. Class Aa,b	1,925	16,844
Speedway Motorsports Inc.	528	9,499
Vail Resorts Inc.	1,047	65,249

		807,609
ENVIRONMENTAL CONTROL — 0.42%
Calgon Carbon Corp.[a,b]	380	6,878
Casella Waste Systems Inc. Class Aa,b	2,112	9,230
Covanta Holding Corp.	4,515	90,977
Darling International Inc.[a,b]	3,660	65,734
Energy Recovery Inc.[a,b]	2,047	7,574
EnergySolutions Inc.[a]	2,792	10,470
Heckmann Corp.[a,b]	5,596	24,007
Met-Pro Corp.	614	6,343
Metalico Inc.[a,b]	1,823	2,953
Republic Services Inc.	13,618	449,394

68	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

Tetra Tech Inc.[a]	525	$16,007
US Ecology Inc.	308	8,177
Waste Connections Inc.	5,185	186,556
Waste Management Inc.	20,758	813,921

		1,698,221
FOOD — 1.86%
Annie’s Inc.[a]	69	2,640
Arden Group Inc. Class A	21	2,123
Boulder Brands Inc.[a,b]	2,644	23,743
Cal-Maine Foods Inc.	87	3,703
Campbell Soup Co.	1,670	75,751
Chiquita Brands International Inc.[a,b]	2,032	15,768
ConAgra Foods Inc.	18,628	667,069
Dean Foods Co.[a]	1,165	21,121
Diamond Foods Inc.[a,b]	991	16,708
Dole Food Co. Inc.[a,b]	1,608	17,527
Fresh Del Monte Produce Inc.[b]	1,702	45,920
General Mills Inc.	6,279	309,617
H.J. Heinz Co.	5,422	391,848
Harris Teeter Supermarkets Inc.	1,689	72,137
Hillshire Brands Co.	773	27,171
Hormel Foods Corp.	2,577	106,482
Ingles Markets Inc. Class A	562	12,072
Ingredion Inc.	2,681	193,890
J.M. Smucker Co. (The)	5,031	498,874
John B. Sanfilippo & Son Inc.	363	7,253
Kellogg Co.	595	38,336
Kraft Foods Group Inc.	25,090	1,292,888
Mondelez International Inc. Class A	75,321	2,305,576
Nash-Finch Co.	541	10,593
Pilgrim’s Pride Corp.[a]	521	4,788
Post Holdings Inc.[a]	367	15,755
Safeway Inc.	9,258	243,948
Seaboard Corp.	13	36,400
Seneca Foods Corp. Class Aa,b	348	11,491
Smithfield Foods Inc.[a]	6,138	162,534
Snyders-Lance Inc.	219	5,532
Spartan Stores Inc.	923	16,199
SUPERVALU Inc.	2,296	11,572
Sysco Corp.	12,460	438,218
Tootsie Roll Industries Inc.	88	2,619
TreeHouse Foods Inc.[a]	524	34,139
Tyson Foods Inc. Class A	13,092	324,943
Village Super Market Inc. Class A	379	12,768
Weis Markets Inc.	500	20,350

Security	Shares	Value

WhiteWave Foods Co. Class Aa,b	484	$8,262

		7,508,328
FOREST PRODUCTS & PAPER — 0.39%
Boise Inc.	4,497	38,944
Buckeye Technologies Inc.	736	22,043
Clearwater Paper Corp.[a]	214	11,276
Domtar Corp.	1,611	125,046
International Paper Co.	19,595	912,735
KapStone Paper and Packaging Corp.	1,850	51,430
MeadWestvaco Corp.	7,691	279,183
Neenah Paper Inc.	259	7,967
Orchids Paper Products Co.	140	3,266
P.H. Glatfelter Co.	1,589	37,151
Resolute Forest Products Inc.[a]	3,628	58,701
Schweitzer-Mauduit International Inc.	365	14,137
Wausau Paper Corp.	94	1,013

		1,562,892
GAS — 0.78%
AGL Resources Inc.	5,240	219,818
Atmos Energy Corp.	4,022	171,699
CenterPoint Energy Inc.	19,210	460,272
Chesapeake Utilities Corp.	428	20,993
Delta Natural Gas Co. Inc.	307	6,711
Laclede Group Inc. (The)	1,002	42,785
New Jersey Resources Corp.	1,848	82,883
NiSource Inc.	13,839	406,036
Northwest Natural Gas Co.	1,194	52,321
Piedmont Natural Gas Co.	3,094	101,731
Questar Corp.	6,166	150,019
Sempra Energy	10,805	863,752
South Jersey Industries Inc.	1,062	59,037
Southwest Gas Corp.	2,053	97,435
UGI Corp.	5,018	192,641
Vectren Corp.	3,660	129,637
WGL Holdings Inc.	2,291	101,033

		3,158,803
HAND & MACHINE TOOLS — 0.26%
Franklin Electric Co. Inc.	136	4,566
Hardinge Inc.	529	7,210
Kennametal Inc.	3,577	139,646
Regal Beloit Corp.	1,877	153,088

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

Snap-on Inc.	2,112	$174,662
Stanley Black & Decker Inc.	7,184	581,689

		1,060,861
HEALTH CARE — PRODUCTS — 1.82%
Affymetrix Inc.[a,b]	3,160	14,915
Alere Inc.[a]	3,586	91,551
Alphatec Holdings Inc.[a,b]	2,412	5,089
AngioDynamics Inc.[a,b]	1,132	12,939
ArthroCare Corp.[a]	218	7,578
Baxter International Inc.	2,096	152,253
Becton, Dickinson and Co.	615	58,800
Boston Scientific Corp.[a]	60,802	474,864
CareFusion Corp.[a]	9,991	349,585
Cerus Corp.[a]	311	1,375
Chindex International Inc.[a,b]	525	7,214
CONMED Corp.	1,267	43,154
Cooper Companies Inc. (The)	1,490	160,741
Covidien PLC	20,466	1,388,413
CryoLife Inc.	1,169	7,026
Cynosure Inc. Class Aa	215	5,627
Exactech Inc.[a,b]	300	6,207
Greatbatch Inc.[a]	1,043	31,154
Hanger Inc.[a,b]	1,526	48,115
Henry Schein Inc.[a]	1,736	160,667
Hill-Rom Holdings Inc.	2,780	97,912
Hologic Inc.[a]	11,824	267,222
Hospira Inc.[a]	7,462	244,978
ICU Medical Inc.[a]	54	3,183
Integra LifeSciences Holdings Corp.[a]	376	14,668
Invacare Corp.	1,429	18,648
Medtronic Inc.	43,656	2,050,086
Merge Healthcare Inc.[a,b]	714	2,063
Merit Medical Systems Inc.[a,b]	1,771	21,712
Natus Medical Inc.[a]	468	6,290
NuVasive Inc.[a,b]	1,454	30,985
Orthofix International NVa,b	167	5,990
Palomar Medical Technologies Inc.[a]	849	11,453
PhotoMedex Inc.[a]	136	2,188
QIAGEN NVa	10,514	221,635
Sirona Dental Systems Inc.[a]	2,030	149,672
Solta Medical Inc.[a,b]	2,711	5,964
St. Jude Medical Inc.	2,901	117,316
Steris Corp.	682	28,378
Stryker Corp.	3,653	238,322
SurModics Inc.[a]	442	12,045

Security	Shares	Value

Symmetry Medical Inc.[a,b]	1,227	$14,049
Teleflex Inc.	1,828	154,484
Tornier NVa,b	210	3,959
West Pharmaceutical Services Inc.	545	35,392
Wright Medical Group Inc.[a,b]	1,746	41,572
Zeltiq Aesthetics Inc.[a,b]	461	1,761
Zimmer Holdings Inc.	7,109	534,739

		7,363,933
HEALTH CARE — SERVICES — 2.03%
Aetna Inc.	14,704	751,669
Almost Family Inc.	368	7,518
Amedisys Inc.[a,b]	1,317	14,645
AmSurg Corp.[a,b]	956	32,160
Assisted Living Concepts Inc. Class A	880	10,463
Brookdale Senior Living Inc.[a]	4,344	121,111
Capital Senior Living Corp.[a]	166	4,387
Cigna Corp.	12,945	807,380
Community Health Systems Inc.	4,056	192,214
Covance Inc.[a,b]	2,328	173,017
Coventry Health Care Inc.	5,992	281,804
Ensign Group Inc. (The)	297	9,920
Five Star Quality Care Inc.[a]	1,667	11,152
Gentiva Health Services Inc.[a]	1,367	14,791
HCA Holdings Inc.	2,595	105,435
Health Management Associates Inc. Class Aa	11,463	147,529
Health Net Inc.[a]	3,716	106,352
HealthSouth Corp.[a]	668	17,615
Healthways Inc.[a,b]	1,519	18,608
Humana Inc.	7,322	506,023
Kindred Healthcare Inc.[a,b]	2,325	24,482
LHC Group Inc.[a,b]	670	14,398
LifePoint Hospitals Inc.[a,b]	2,174	105,352
Magellan Health Services Inc.[a]	1,154	54,896
MEDNAX Inc.[a,b]	2,200	197,186
Molina Healthcare Inc.[a]	1,229	37,939
National Healthcare Corp.	458	20,940
Quest Diagnostics Inc.	6,292	355,183
Select Medical Holdings Corp.	1,546	13,914
Skilled Healthcare Group Inc. Class Aa	58	381
Tenet Healthcare Corp.[a]	4,346	206,783
Triple-S Management Corp. Class Ba	885	15,417
UnitedHealth Group Inc.	46,478	2,659,006
Universal American Corp.[b]	1,683	14,019

70	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

Universal Health Services Inc. Class B	3,771	$240,854
Vanguard Health Systems Inc.[a]	183	2,721
WellCare Health Plans Inc.[a]	995	57,670
WellPoint Inc.	12,756	844,830

		8,199,764
HOLDING COMPANIES — DIVERSIFIED — 0.34%
American Capital Ltd.[a]	13,993	204,228
Apollo Investment Corp.	8,999	75,232
Ares Capital Corp.	11,002	199,136
BlackRock Kelso Capital Corp.[c]	3,299	32,990
Capital Southwest Corp.	132	15,180
Fifth Street Finance Corp.	4,760	52,455
Gladstone Capital Corp.	940	8,648
Gladstone Investment Corp.	1,335	9,759
Golub Capital BDC Inc.	687	11,342
Harbinger Group Inc.[a,b]	1,847	15,256
Horizon Pharma Inc.[a]	445	1,206
KCAP Financial Inc.	1,084	11,675
Leucadia National Corp.	11,859	325,292
Main Street Capital Corp.	1,315	42,198
MCG Capital Corp.	3,445	16,467
Medallion Financial Corp.	848	11,211
MVC Capital Inc.	1,073	13,767
National Bank Holdings Corp. Class A	363	6,643
New Mountain Finance Corp.	1,256	18,363
NGP Capital Resources Co.	968	6,882
OFS Capital Corp.	362	5,068
PennantPark Investment Corp.	3,020	34,096
Primoris Services Corp.	982	21,712
Prospect Capital Corp.	9,028	98,495
Resource America Inc. Class A	546	5,438
Solar Capital Ltd.	2,001	47,003
Solar Senior Capital Ltd.	448	8,602
Stellus Capital Investment Corp.	341	5,054
TCP Capital Corp.	257	4,102
THL Credit Inc.	523	7,834
TICC Capital Corp.	2,217	22,037
Triangle Capital Corp.	1,224	34,260

		1,371,631
HOME BUILDERS — 0.39%
Beazer Homes USA Inc.[a,b]	1,250	19,800
Cavco Industries Inc.[a]	25	1,189
D.R. Horton Inc.	11,449	278,211
Hovnanian Enterprises Inc. Class Aa	4,640	26,773

Security	Shares	Value

KB Home	3,486	$75,890
Lennar Corp. Class A	7,223	299,610
M.D.C. Holdings Inc.	1,739	63,734
M/I Homes Inc.[a,b]	1,084	26,504
Meritage Homes Corp.[a,b]	1,034	48,453
NVR Inc.[a]	24	25,923
PulteGroup Inc.[a]	15,284	309,348
Ryland Group Inc. (The)	863	35,918
Standard-Pacific Corp.[a]	5,134	44,358
Thor Industries Inc.	1,774	65,265
Toll Brothers Inc.[a]	6,512	222,971
TRI Pointe Homes Inc.[a]	633	12,755
Winnebago Industries Inc.[a]	941	19,422

		1,576,124
HOME FURNISHINGS — 0.17%
American Woodmark Corp.[a]	406	13,816
Bassett Furniture Industries Inc.	513	8,188
Ethan Allen Interiors Inc.	146	4,806
Flexsteel Industries	208	5,146
Harman International Industries Inc.	3,145	140,361
Hooker Furniture Corp.[b]	484	7,715
Kimball International Inc. Class B	1,412	12,793
La-Z-Boy Inc.	1,622	30,607
TiVo Inc.[a,b]	2,797	34,655
Universal Electronics Inc.[a,b]	675	15,694
VOXX International Corp.[a,b]	837	8,964
Whirlpool Corp.	3,468	410,819

		693,564
HOUSEHOLD PRODUCTS & WARES — 0.34%
A.T. Cross Co. Class Aa	44	606
ACCO Brands Corp.[a,b]	2,729	18,230
American Greetings Corp. Class A	1,468	23,635
Avery Dennison Corp.	4,633	199,543
Central Garden & Pet Co. Class Aa,b	1,460	12,001
Church & Dwight Co. Inc.	2,373	153,367
Clorox Co. (The)	5,481	485,233
CSS Industries Inc.	444	11,531
Helen of Troy Ltd.[a,b]	1,437	55,123
Jarden Corp.[a]	4,113	176,242
Kimberly-Clark Corp.	1,886	184,790
Prestige Brands Holdings Inc.[a]	762	19,576
Scotts Miracle-Gro Co. (The) Class A	220	9,513
Spectrum Brands Holdings Inc.	157	8,884

		1,358,274

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

HOUSEWARES — 0.09%
Lifetime Brands Inc.	424	$4,838
Newell Rubbermaid Inc.	13,068	341,075

		345,913
INSURANCE — 7.14%
ACE Ltd.	15,145	1,347,451
Aflac Inc.	20,947	1,089,663
Alleghany Corp.[a]	757	299,711
Allied World Assurance Co. Holdings Ltd.	790	73,249
Allstate Corp. (The)	21,986	1,078,853
Alterra Capital Holdings Ltd.	3,824	120,456
American Equity Investment Life Holding Co.	2,995	44,596
American Financial Group Inc.	3,523	166,920
American International Group Inc.[a]	28,883	1,121,238
American National Insurance Co.	328	28,493
American Safety Insurance Holdings Ltd.[a,b]	366	9,135
Amerisafe Inc.	823	29,249
AmTrust Financial Services Inc.	1,043	36,140
Aon PLC	13,391	823,546
Arch Capital Group Ltd.[a,b]	5,376	282,616
Argo Group International Holdings Ltd.[b]	1,163	48,125
Aspen Insurance Holdings Ltd.	3,246	125,231
Assurant Inc.	3,631	163,431
Assured Guaranty Ltd.	7,730	159,315
Axis Capital Holdings Ltd.	4,582	190,703
Baldwin & Lyons Inc. Class B	374	8,897
Berkshire Hathaway Inc. Class Ba	79,769	8,311,930
Brown & Brown Inc.	4,762	152,574
Chubb Corp. (The)	12,098	1,058,938
Cincinnati Financial Corp.	6,509	307,160
Citizens Inc.[a,b]	1,836	15,404
CNA Financial Corp.	1,184	38,705
CNO Financial Group Inc.	8,860	101,447
Crawford & Co. Class B	1,195	9,070
Donegal Group Inc. Class A	348	5,314
Eastern Insurance Holdings Inc.	301	5,647
EMC Insurance Group Inc.	214	5,635
Employers Holdings Inc.	966	22,653
Endurance Specialty Holdings Ltd.	1,739	83,142
Enstar Group Ltd.[a,b]	378	46,982
Everest Re Group Ltd.	2,380	309,067

Security	Shares	Value

FBL Financial Group Inc. Class A	436	$16,943
Fidelity National Financial Inc. Class A	10,067	253,990
First American Financial Corp.	4,313	110,283
Fortegra Financial Corp.[a,b]	272	2,383
Genworth Financial Inc. Class Aa	21,953	219,530
Global Indemnity PLC[a]	514	11,925
Greenlight Capital Re Ltd. Class Aa,b	902	22,054
Hallmark Financial Services Inc.[a,b]	605	5,445
Hanover Insurance Group Inc. (The)	1,091	54,201
Hartford Financial Services Group Inc. (The)	19,786	510,479
HCC Insurance Holdings Inc.	4,587	192,792
Health Insurance Innovations Inc.[a]	322	4,859
Hilltop Holdings Inc.[a,b]	1,792	24,174
Homeowners Choice Inc.	256	6,976
Horace Mann Educators Corp.	1,792	37,363
Independence Holding Co.	366	3,726
Infinity Property and Casualty Corp.	527	29,617
Investors Title Co.	59	4,075
Kansas City Life Insurance Co.	196	7,669
Kemper Corp.	2,201	71,775
Lincoln National Corp.	12,840	418,712
Loews Corp.	13,984	616,275
Maiden Holdings Ltd.	2,261	23,944
Markel Corp.[a,b]	432	217,512
Marsh & McLennan Companies Inc.	5,077	192,774
MBIA Inc.[a]	6,317	64,876
Meadowbrook Insurance Group Inc.	2,096	14,777
Mercury General Corp.	1,035	39,258
MetLife Inc.	38,168	1,451,147
MGIC Investment Corp.[a]	14,125	69,919
Montpelier Re Holdings Ltd.[b]	1,955	50,928
National Interstate Corp.	281	8,424
National Western Life Insurance Co. Class A	98	17,248
Navigators Group Inc. (The)[a]	253	14,864
Old Republic International Corp.	11,583	147,220
OneBeacon Insurance Group Ltd. Class Ab	992	13,412
PartnerRe Ltd.	2,718	253,073
Phoenix Companies Inc. (The)[a]	259	7,969
Platinum Underwriters Holdings Ltd.[b]	1,439	80,311
Primerica Inc.	1,936	63,462
Principal Financial Group Inc.	13,489	459,031

72	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

ProAssurance Corp.	2,738	$129,589
Progressive Corp. (The)	27,399	692,373
Protective Life Corp.	3,622	129,668
Prudential Financial Inc.	20,915	1,233,776
Radian Group Inc.	7,746	82,960
Reinsurance Group of America Inc.	3,342	199,417
RenaissanceRe Holdings Ltd.	1,981	182,232
RLI Corp.	943	67,755
Safety Insurance Group Inc.	563	27,671
Selective Insurance Group Inc.	2,417	58,032
StanCorp Financial Group Inc.	1,981	84,708
State Auto Financial Corp.	576	10,034
Stewart Information Services Corp.	804	20,478
Symetra Financial Corp.	3,469	46,519
Torchmark Corp.	4,182	250,084
Tower Group International Ltd.	805	14,852
Travelers Companies Inc. (The)	9,863	830,366
United Fire Group Inc.	883	22,490
Universal Insurance Holdings Inc.	838	4,064
Unum Group	12,066	340,864
Validus Holdings Ltd.	3,933	146,976
W.R. Berkley Corp.	5,023	222,870
White Mountains Insurance Group Ltd.[b]	253	143,481
XL Group PLC	13,204	400,081

		28,877,421
INTERNET — 0.80%
1-800-FLOWERS.COM Inc.[a]	1,066	5,298
AOL Inc.	2,712	104,385
Bankrate Inc.[a]	276	3,295
Bazaarvoice Inc.[a,b]	18	132
Blucora Inc.[a,b]	1,578	24,427
CyrusOne Inc.	693	15,828
Dealertrack Technologies Inc.[a]	200	5,876
Envivio Inc.[a]	256	435
ePlus Inc.	163	7,532
Expedia Inc.	1,461	87,675
Global Sources Ltd.[a,b]	733	5,541
HomeAway Inc.[a,b]	155	5,038
IAC/InterActiveCorp	2,988	133,504
ICG Group Inc.[a,b]	1,545	19,282
Internap Network Services Corp.[a,b]	1,187	11,098

Security	Shares	Value

IntraLinks Holdings Inc.[a,b]	1,649	$10,488
Keynote Systems Inc.	703	9,814
Liberty Interactive Corp. Series Aa	21,508	459,841
Liberty Ventures Series Aa	1,400	105,812
Limelight Networks Inc.[a,b]	2,716	5,595
magicJack VocalTec Ltd.[a,b]	213	2,982
MeetMe Inc.[a,b]	627	1,430
ModusLink Global Solutions Inc.[a]	2,052	6,772
PCTEL Inc.	836	5,936
Perficient Inc.[a]	317	3,696
QuinStreet Inc.[a,b]	1,465	8,746
RealNetworks Inc.[a]	971	7,486
Safeguard Scientifics Inc.[a,b]	924	14,599
Shutterfly Inc.[a,b]	1,202	53,092
Shutterstock Inc.[a,b]	262	11,785
Support.com Inc.[a]	824	3,444
Symantec Corp.[a]	30,470	752,000
TechTarget Inc.[a,b]	701	3,428
Trulia Inc.[a]	164	5,146
United Online Inc.	3,964	23,903
Unwired Planet Inc.[a]	193	428
ValueClick Inc.[a]	1,326	39,183
Vasco Data Security International Inc.[a,b]	699	5,900
VeriSign Inc.[a]	561	26,524
WebMD Health Corp.[a]	2,268	55,158
Yahoo! Inc.[a]	49,329	1,160,711

		3,213,245
IRON & STEEL — 0.41%
AK Steel Holding Corp.	5,352	17,715
Allegheny Technologies Inc.	4,787	151,796
Carpenter Technology Corp.	1,829	90,151
Cliffs Natural Resources Inc.	7,108	135,123
Commercial Metals Co.	5,154	81,691
Metals USA Holdings Corp.	394	8,136
Nucor Corp.	14,209	655,745
Reliance Steel & Aluminum Co.	3,356	238,847
Schnitzer Steel Industries Inc. Class A	1,132	30,179
Shiloh Industries Inc.	240	2,585
Steel Dynamics Inc.	7,679	121,866
United States Steel Corp.	6,436	125,502
Universal Stainless & Alloy Products Inc.[a,b]	317	11,523

		1,670,859

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

LEISURE TIME — 0.24%
Black Diamond Inc.[a,b]	1,041	$9,483
Callaway Golf Co.	2,881	19,072
Carnival Corp.	18,661	640,072
Johnson Outdoors Inc. Class Aa,b	299	7,128
Life Time Fitness Inc.[a]	143	6,118
Marine Products Corp.	238	1,752
Norwegian Cruise Line Holdings Ltd.[a]	596	17,671
Royal Caribbean Cruises Ltd.	6,766	224,767
WMS Industries Inc.[a]	2,455	61,891

		987,954
LODGING — 0.13%
Ameristar Casinos Inc.	200	5,246
Boyd Gaming Corp.[a,b]	2,218	18,343
Caesars Entertainment Corp.[a,b]	171	2,712
Choice Hotels International Inc.	1,081	45,737
Hyatt Hotels Corp. Class Aa	2,025	87,541
Marcus Corp.	926	11,566
Marriott International Inc. Class A	891	37,627
MGM Resorts International[a]	17,766	233,623
Monarch Casino & Resort Inc.[a,b]	398	3,872
Morgans Hotel Group Co.[a,b]	625	3,700
Orient-Express Hotels Ltd. Class Aa	4,152	40,939
Red Lion Hotels Corp.[a]	657	4,671
Ryman Hospitality Properties Inc.	516	23,607

		519,184
MACHINERY — 0.36%
AGCO Corp.	4,372	227,869
Alamo Group Inc.	291	11,131
Albany International Corp. Class A	1,234	35,663
Altra Holdings Inc.	547	14,889
Applied Industrial Technologies Inc.	151	6,795
Astec Industries Inc.	892	31,158
Briggs & Stratton Corp.	2,176	53,965
Cascade Corp.	398	25,862
CNH Global NV	1,221	50,452
Columbus McKinnon Corp.[a,b]	866	16,670
ExOne Co. (The)[a]	159	5,326
Flow International Corp.[a,b]	1,716	6,710
Flowserve Corp.	152	25,492
Gardner Denver Inc.	2,234	167,796
Gerber Scientific Inc. Escrow[a,d]	1,091	11
Global Power Equipment Group Inc.	770	13,567
Hurco Companies Inc.[a]	289	7,869

Security	Shares	Value

Hyster-Yale Materials Handling Inc.	483	$27,574
IDEX Corp.	3,029	161,809
Intermec Inc.[a]	2,338	22,983
Intevac Inc.[a,b]	1,032	4,871
Kadant Inc.[a]	526	13,150
Manitowoc Co. Inc. (The)	1,417	29,134
NACCO Industries Inc. Class A	244	13,020
Nordson Corp.	214	14,113
Terex Corp.[a]	4,881	168,004
Twin Disc Inc.	384	9,631
Xylem Inc.	7,379	203,365
Zebra Technologies Corp. Class Aa	1,956	92,186

		1,461,065
MANUFACTURING — 4.20%
3M Co.	3,127	332,431
A.O. Smith Corp.	1,265	93,066
Actuant Corp. Class A	2,631	80,561
American Railcar Industries Inc.	436	20,379
AptarGroup Inc.	1,974	113,209
Barnes Group Inc.	2,424	70,126
Carlisle Companies Inc.	2,568	174,085
Chase Corp.	287	5,545
Colfax Corp.[a]	1,528	71,113
Crane Co.	2,211	123,506
Danaher Corp.	17,142	1,065,375
Dover Corp.	7,697	560,957
Eaton Corp. PLC	16,862	1,032,798
EnPro Industries Inc.[a,b]	439	22,464
Fabrinet[a]	991	14,479
Federal Signal Corp.[a,b]	2,552	20,773
FreightCar America Inc.	546	11,914
General Electric Co.	474,585	10,972,405
GP Strategies Corp.[a]	61	1,455
Handy & Harman Ltd.[a]	22	339
Harsco Corp.	3,597	89,098
Illinois Tool Works Inc.	985	60,026
Ingersoll-Rand PLC	2,406	132,354
ITT Corp.	3,144	89,384
Leggett & Platt Inc.	6,261	211,497
LSB Industries Inc.[a,b]	361	12,556
Lydall Inc.[a,b]	769	11,804
Movado Group Inc.	704	23,598
NL Industries Inc.	300	3,729
Parker Hannifin Corp.	3,740	342,509
Pentair Ltd. Registered	9,397	495,692

74	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

PMFG Inc.[a,b]	933	$5,757
SPX Corp.	1,469	115,992
Standex International Corp.	452	24,959
STR Holdings Inc.[a]	1,352	2,934
Textron Inc.	11,834	352,772
Tredegar Corp.	1,064	31,324
TriMas Corp.[a]	122	3,961
Trinity Industries Inc.	3,586	162,553

		16,959,479
MEDIA — 3.27%
Beasley Broadcast Group Inc. Class A	297	1,752
Belo Corp. Class A	2,641	25,961
Cablevision NY Group Class A	7,992	119,560
CBS Corp. Class B NVS	24,098	1,125,136
Central European Media Enterprises Ltd. Class Aa	1,640	6,921
Comcast Corp. Class A	63,040	2,648,310
Courier Corp.	460	6,629
Crown Media Holdings Inc. Class Aa	1,260	2,583
Cumulus Media Inc. Class Aa	2,528	8,519
Daily Journal Corp.[a]	49	5,439
Demand Media Inc.[a]	353	3,046
Digital Generation Inc.[a,b]	1,234	7,935
DISH Network Corp. Class A	1,994	75,573
Dolan Co. (The)[a,b]	1,359	3,248
E.W. Scripps Co. (The) Class Aa,b	1,353	16,277
Entercom Communications Corp. Class Aa,b	1,081	8,043
Entravision Communications Corp. Class A	2,325	7,417
Fisher Communications Inc.	394	15,461
Gannett Co. Inc.	10,493	229,482
John Wiley & Sons Inc. Class A	1,194	46,518
Journal Communications Inc. Class Aa,b	1,931	12,976
Liberty Media Corp.[a]	4,535	506,242
Lin TV Corp. Class Aa,b	1,265	13,902
Martha Stewart Living Omnimedia Inc. Class Aa	1,217	3,213
McClatchy Co. (The) Class Aa,b	2,581	7,485
Meredith Corp.[b]	1,614	61,752
New York Times Co. (The) Class Aa,b	6,080	59,584
News Corp. Class A NVS	61,607	1,880,246
Nexstar Broadcasting Group Inc.	368	6,624
Nielsen Holdings NV	4,085	146,325

Security	Shares	Value

Outdoor Channel Holdings Inc.	359	$3,202
Saga Communications Inc. Class A	215	9,946
Salem Communications Corp. Class A	464	3,679
Scholastic Corp.	1,155	30,781
Sinclair Broadcast Group Inc. Class A	2,096	42,423
Starz Liberty Capital Series Aa	4,517	100,051
Thomson Reuters Corp.	16,665	541,279
Time Warner Inc.	43,010	2,478,236
Value Line Inc.	7	66
Walt Disney Co. (The)	50,599	2,874,023
Washington Post Co. (The) Class B	185	82,695
World Wrestling Entertainment Inc. Class A	159	1,402

		13,229,942
METAL FABRICATE & HARDWARE — 0.14%
A.M. Castle & Co.[a,b]	748	13,090
Ampco-Pittsburgh Corp.	348	6,581
CIRCOR International Inc.	728	30,940
Dynamic Materials Corp.	386	6,716
Eastern Co. (The)	285	4,999
Furmanite Corp.[a,b]	1,679	11,232
Haynes International Inc.	82	4,535
Kaydon Corp.	1,432	36,631
L.B. Foster Co. Class A	427	18,912
Mueller Industries Inc.	742	39,541
Mueller Water Products Inc. Class A	2,423	14,368
NN Inc.[a]	767	7,256
Northwest Pipe Co.[a,b]	424	11,863
Olympic Steel Inc.	424	10,134
Rexnord Corp.[a,b]	1,007	21,379
RTI International Metals Inc.[a]	1,359	43,067
Timken Co. (The)	3,563	201,594
Worthington Industries Inc.	2,341	72,524

		555,362
MINING — 0.81%
Alcoa Inc.	47,972	408,721
AMCOL International Corp.	69	2,083
Century Aluminum Co.[a,b]	2,305	17,841
Coeur d’Alene Mines Corp.[a,b]	2,363	44,566
Freeport-McMoRan Copper & Gold Inc.	42,440	1,404,764
General Moly Inc.[a]	2,564	5,666

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

Globe Specialty Metals Inc.	2,563	$35,677
Golden Minerals Co.[a,b]	1,294	3,080
Golden Star Resources Ltd.[a,b]	11,563	18,501
Hecla Mining Co.	12,761	50,406
Horsehead Holding Corp.[a,b]	2,054	22,348
Kaiser Aluminum Corp.	859	55,534
Materion Corp.	841	23,969
McEwen Mining Inc.[a,b]	9,590	27,427
Molycorp Inc.[a,b]	3,027	15,740
Newmont Mining Corp.	21,993	921,287
Revett Minerals Inc.[a]	1,156	2,636
Southern Copper Corp.	1,828	68,678
Stillwater Mining Co.[a]	5,177	66,939
Tahoe Resources Inc.[a]	2,810	49,428
United States Lime & Minerals Inc.[a]	4	213
Uranium Energy Corp.[a,b]	2,041	4,490
Vista Gold Corp.[a]	2,677	5,782

		3,255,776
OFFICE & BUSINESS EQUIPMENT — 0.13%
Pitney Bowes Inc.	2,904	43,153
Xerox Corp.	57,123	491,258

		534,411
OFFICE FURNISHINGS — 0.01%
CompX International Inc.	48	608
HNI Corp.	107	3,798
Knoll Inc.	661	11,984
Steelcase Inc. Class A	2,932	43,188

		59,578
OIL & GAS — 13.47%
Adams Resources & Energy Inc.	93	4,743
Alon USA Energy Inc.	122	2,324
Anadarko Petroleum Corp.	22,395	1,958,443
Apache Corp.	17,476	1,348,448
Atwood Oceanics Inc.[a]	1,744	91,630
Bill Barrett Corp.[a,b]	2,150	43,580
Bonanza Creek Energy Inc.[a]	380	14,695
BPZ Resources Inc.[a,b]	3,397	7,711
Callon Petroleum Co.[a]	1,775	6,568
Carrizo Oil & Gas Inc.[a,b]	245	6,314
Cheniere Energy Inc.[a]	3,318	92,904
Chesapeake Energy Corp.	29,700	606,177
Chevron Corp.	88,360	10,498,935
Cimarex Energy Co.	3,874	292,255
Clayton Williams Energy Inc.[a,b]	238	10,408

Security	Shares	Value

Cobalt International Energy Inc.[a]	477	$13,451
Comstock Resources Inc.[a]	2,128	34,580
ConocoPhillips	56,643	3,404,244
Contango Oil & Gas Co.	53	2,125
Crimson Exploration Inc.[a]	977	2,794
CVR Energy Inc.	238	12,286
Delek US Holdings Inc.	763	30,108
Denbury Resources Inc.[a]	17,429	325,051
Devon Energy Corp.	18,122	1,022,443
Diamond Offshore Drilling Inc.	3,111	216,401
Diamondback Energy Inc.[a,b]	379	10,172
Emerald Oil Inc.[a]	978	6,885
Endeavour International Corp.[a,b]	107	316
Energen Corp.	3,217	167,316
Energy XXI (Bermuda) Ltd.[b]	965	26,267
EPL Oil & Gas Inc.[a]	1,295	34,719
EQT Corp.	5,919	401,012
EXCO Resources Inc.	5,547	39,550
Exxon Mobil Corp.	209,455	18,873,990
Forest Oil Corp.[a,b]	5,268	27,710
Gastar Exploration Ltd.[a,b]	2,596	4,569
Gulfport Energy Corp.[a]	2,236	102,476
Halcon Resources Corp.[a,b]	624	4,861
Harvest Natural Resources Inc.[a]	1,644	5,770
Helmerich & Payne Inc.	3,293	199,885
Hercules Offshore Inc.[a]	7,094	52,637
Hess Corp.	13,645	977,118
HollyFrontier Corp.	9,287	477,816
Laredo Petroleum Holdings Inc.[a,b]	70	1,280
Magnum Hunter Resources Corp.[a,b]	4,284	17,179
Marathon Oil Corp.	31,601	1,065,586
Marathon Petroleum Corp.	15,265	1,367,744
Matador Resources Co.[a,b]	82	727
McMoRan Exploration Co.[a]	4,542	74,262
Midstates Petroleum Co. Inc.[a,b]	591	5,053
Miller Energy Resources Inc.[a]	1,388	5,149
Murphy Oil Corp.	8,716	555,471
Nabors Industries Ltd.	12,971	210,390
Newfield Exploration Co.[a]	6,022	135,013
Noble Energy Inc.	6,186	715,473
Occidental Petroleum Corp.	36,331	2,847,260
Parker Drilling Co.[a,b]	5,219	22,337
Patterson-UTI Energy Inc.	6,528	155,628
PDC Energy Inc.[a,b]	1,368	67,812
Penn Virginia Corp.	3,022	12,209

76	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

PetroCorp Inc. Escrow[a,d]	190	$—
PetroQuest Energy Inc.[a,b]	2,538	11,269
Phillips 66	28,034	1,961,539
Pioneer Natural Resources Co.	980	121,765
Plains Exploration & Production Co.[a]	5,820	276,275
QEP Resources Inc.	7,973	253,860
Quicksilver Resources Inc.[a,b]	5,392	12,132
Resolute Energy Corp.[a,b]	2,159	24,850
Rex Energy Corp.[a,b]	1,930	31,806
Rowan Companies PLC[a]	5,549	196,213
SandRidge Energy Inc.[a,b]	21,877	115,292
SM Energy Co.	475	28,130
Southwestern Energy Co.[a]	10,270	382,660
Stone Energy Corp.[a]	2,212	48,111
Swift Energy Co.[a]	1,970	29,176
Synergy Resources Corp.[a,b]	1,684	11,552
Tesoro Corp.	6,323	370,212
Triangle Petroleum Corp.[a,b]	1,988	13,121
Ultra Petroleum Corp.[a]	6,835	137,383
Unit Corp.[a]	2,176	99,117
Valero Energy Corp.	24,775	1,127,015
Vantage Drilling Co.[a]	9,052	15,841
W&T Offshore Inc.	1,447	20,547
Warren Resources Inc.[a,b]	2,704	8,680
Western Refining Inc.[b]	1,052	37,251
Whiting Petroleum Corp.[a,b]	4,506	229,085
WPX Energy Inc.[a]	8,909	142,722
ZaZa Energy Corp.[a,b]	616	1,115

		54,426,979
OIL & GAS SERVICES — 1.01%
Baker Hughes Inc.	19,653	912,096
Basic Energy Services Inc.[a,b]	1,383	18,906
Bolt Technology Corp.	387	6,757
C&J Energy Services Inc.[a]	1,382	31,648
Cal Dive International Inc.[a,b]	4,321	7,778
Cameron International Corp.[a]	2,557	166,716
Dawson Geophysical Co.[a,b]	361	10,830
Edgen Group Inc.[a,b]	514	3,716
Exterran Holdings Inc.[a,b]	2,902	78,354
Forbes Energy Services Ltd.[a]	675	2,484
Gulf Island Fabrication Inc.	652	13,731
Halliburton Co.	28,154	1,137,703
Helix Energy Solutions Group Inc.[a]	4,717	107,925
Hornbeck Offshore Services Inc.[a]	1,582	73,500
Key Energy Services Inc.[a]	6,755	54,580

Security	Shares	Value

Matrix Service Co.[a]	1,015	$15,123
Mitcham Industries Inc.[a,b]	240	4,061
MRC Global Inc.[a]	394	12,974
National Oilwell Varco Inc.	14,740	1,042,855
Natural Gas Services Group Inc.[a,b]	550	10,593
Newpark Resources Inc.[a,b]	4,052	37,603
Oil States International Inc.[a]	313	25,531
Pioneer Energy Services Corp.[a]	2,201	18,158
RPC Inc.	357	5,416
SEACOR Holdings Inc.	521	38,387
Superior Energy Services Inc.[a]	7,045	182,959
Tesco Corp.[a]	1,363	18,251
TETRA Technologies Inc.[a]	3,479	35,695
Willbros Group Inc.[a]	1,416	13,905

		4,088,235
PACKAGING & CONTAINERS — 0.31%
Bemis Co. Inc.	4,609	186,019
Berry Plastics Group Inc.[a,b]	828	15,773
Crown Holdings Inc.[a]	5,062	210,630
Graphic Packaging Holding Co.[a]	6,566	49,179
Greif Inc. Class A	1,396	74,854
Owens-Illinois Inc.[a]	1,912	50,955
Packaging Corp. of America	361	16,198
Rock-Tenn Co. Class A	2,798	259,626
Sealed Air Corp.	8,774	211,541
Sonoco Products Co.	4,491	157,140
UFP Technologies Inc.[a,b]	247	4,864

		1,236,779
PHARMACEUTICALS — 6.74%
Abbott Laboratories	3,622	127,929
AbbVie Inc.	3,622	147,705
Allos Therapeutics Inc. Escrow[a,d]	581	—
AVANIR Pharmaceuticals Inc. Class Aa,b	576	1,578
BioScrip Inc.[a]	1,437	18,264
Bristol-Myers Squibb Co.	7,018	289,071
Cardinal Health Inc.	7,091	295,127
Cornerstone Therapeutics Inc.[a,b]	348	2,460
Cumberland Pharmaceuticals Inc.[a,b]	291	1,449
Cytori Therapeutics Inc.[a,b]	586	1,471
DENTSPLY International Inc.	3,506	148,725
Derma Sciences Inc.[a,b]	397	4,796
Eli Lilly and Co.	29,229	1,659,915
Endo Health Solutions Inc.[a]	1,949	59,951
Forest Laboratories Inc.[a]	11,935	454,007

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

Hi-Tech Pharmacal Co. Inc.	317	$10,496
Idenix Pharmaceuticals Inc.[a]	384	1,367
Johnson & Johnson	95,338	7,772,907
Lannett Co. Inc.[a,b]	894	9,038
Merck & Co. Inc.	136,239	6,025,851
Mylan Inc.[a]	1,409	40,777
Natural Grocers by Vitamin Cottage Inc.[a,b]	187	4,217
Nature’s Sunshine Products Inc.	207	3,155
Nektar Therapeutics[a,b]	1,488	16,368
Nutraceutical International Corp.	424	7,356
Omega Protein Corp.[a,b]	990	10,643
Omnicare Inc.	4,691	191,018
Patterson Companies Inc.	300	11,412
Pfizer Inc.	335,409	9,679,904
PharMerica Corp.[a,b]	1,312	18,368
Rigel Pharmaceuticals Inc.[a]	1,017	6,905
Supernus Pharmaceuticals Inc.[a,b]	153	860
Targacept Inc.[a,b]	1,230	5,264
VCA Antech Inc.[a]	3,940	92,551
ViroPharma Inc.[a,b]	2,895	72,838
XenoPort Inc.[a]	285	2,038
Zoetis Inc.[a]	1,337	44,656

		27,240,437
PIPELINES — 0.25%
Crosstex Energy Inc.	196	3,775
SemGroup Corp. Class Aa	1,869	96,665
Spectra Energy Corp.	29,267	899,960

		1,000,400
REAL ESTATE — 0.18%
Alexander & Baldwin Inc.[a]	1,752	62,634
AV Homes Inc.[a,b]	404	5,385
Consolidated-Tomoka Land Co.	196	7,693
Forest City Enterprises Inc. Class Aa	6,721	119,432
Forestar Group Inc.[a,b]	1,585	34,648
HFF Inc. Class A	221	4,405
Howard Hughes Corp. (The)[a]	1,225	102,667
Jones Lang LaSalle Inc.	1,958	194,645
Kennedy-Wilson Holdings Inc.	2,242	34,773
Realogy Holdings Corp.[a,b]	1,650	80,586
St. Joe Co. (The)[a,b]	2,571	54,634
Thomas Properties Group Inc.	1,451	7,444

		708,946

Security	Shares	Value

REAL ESTATE INVESTMENT TRUSTS — 4.91%
AG Mortgage Investment Trust Inc.	1,248	$31,787
Agree Realty Corp.[b]	519	15,622
Alexandria Real Estate Equities Inc.	2,780	197,324
American Assets Trust Inc.	1,474	47,183
American Campus Communities Inc.	4,169	189,022
American Capital Agency Corp.	17,760	582,173
American Capital Mortgage Investment Corp.	2,600	67,210
AmREIT Inc.	39	759
Annaly Capital Management Inc.[b]	43,721	694,727
Anworth Mortgage Asset Corp.[b]	6,052	38,309
Apartment Investment and Management Co. Class A	1,838	56,353
Apollo Commercial Real Estate Finance Inc.	1,405	24,714
Apollo Residential Mortgage Inc.	1,255	27,974
Ares Commercial Real Estate Corp.	353	5,973
ARMOUR Residential REIT Inc.	16,595	108,365
Ashford Hospitality Trust Inc.[b]	2,294	28,354
Associated Estates Realty Corp.	1,205	22,461
AvalonBay Communities Inc.	5,115	647,917
BioMed Realty Trust Inc.	7,530	162,648
Boston Properties Inc.	5,590	564,925
Brandywine Realty Trust	6,403	95,085
BRE Properties Inc. Class A	2,450	119,266
Camden Property Trust	961	66,001
Campus Crest Communities Inc.	2,888	40,143
CapLease Inc.	3,043	19,384
Capstead Mortgage Corp.[b]	4,330	55,511
CBL & Associates Properties Inc.	6,638	156,657
Cedar Realty Trust Inc.[b]	2,866	17,511
Chatham Lodging Trust	904	15,919
Chesapeake Lodging Trust	2,124	48,725
Chimera Investment Corp.	45,884	146,370
Colonial Properties Trust	3,897	88,111
Colony Financial Inc.	2,890	64,158
CommonWealth REIT	5,301	118,954
CoreSite Realty Corp.	460	16,091
Corporate Office Properties Trust	3,615	96,448
Corrections Corp. of America	4,468	174,565
Cousins Properties Inc.[b]	4,078	43,594
CreXus Investment Corp.	2,993	38,969
CubeSmart[b]	5,987	94,595
CYS Investments Inc.	7,903	92,781

78	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

DCT Industrial Trust Inc.[b]	12,071	$89,325
DDR Corp.[b]	10,548	183,746
DiamondRock Hospitality Co.[b]	8,391	78,120
Douglas Emmett Inc.	6,236	155,463
Duke Realty Corp.	14,363	243,884
DuPont Fabros Technology Inc.[b]	1,448	35,143
Dynex Capital Inc.[b]	2,447	26,134
EastGroup Properties Inc.	79	4,598
Education Realty Trust Inc.	5,117	53,882
Entertainment Properties Trust[b]	2,096	109,097
Equity Lifestyle Properties, Inc.	318	24,422
Equity One Inc.	2,486	59,589
Equity Residential	13,366	735,932
Excel Trust Inc.	2,052	28,010
Extra Space Storage Inc.	1,863	73,160
Federal Realty Investment Trust	613	66,229
FelCor Lodging Trust Inc.[a]	2,232	13,280
First Industrial Realty Trust Inc.	4,817	82,515
First Potomac Realty Trust	2,248	33,338
Franklin Street Properties Corp.[b]	3,328	48,655
General Growth Properties Inc.	23,715	471,454
GEO Group Inc. (The)	3,169	119,218
Getty Realty Corp.[b]	1,148	23,201
Gladstone Commercial Corp.[b]	500	9,735
Glimcher Realty Trust	619	7,180
Government Properties Income Trust[b]	1,921	49,427
Gramercy Capital Corp.[a,b]	2,074	10,806
Hatteras Financial Corp.	4,384	120,253
HCP Inc.	18,850	939,861
Health Care REIT Inc.	11,624	789,386
Healthcare Realty Trust Inc.	3,896	110,607
Hersha Hospitality Trust[b]	7,545	44,063
Highwoods Properties Inc.	713	28,213
Home Properties Inc.	1,094	69,381
Hospitality Properties Trust	6,261	171,802
Host Hotels & Resorts Inc.	32,272	564,437
Hudson Pacific Properties Inc.	1,879	40,868
Inland Real Estate Corp.	1,874	18,909
Invesco Mortgage Capital Inc.	5,970	127,698
Investors Real Estate Trust[b]	3,834	37,842
iStar Financial Inc.[a]	3,738	40,707
Javelin Mortgage Investment Corp.	303	5,954

Security	Shares	Value

Kilroy Realty Corp.	3,057	$160,187
Kimco Realty Corp.[b]	18,305	410,032
Kite Realty Group Trust[b]	3,207	21,615
LaSalle Hotel Properties[b]	4,271	108,398
Lexington Realty Trust	6,846	80,783
Liberty Property Trust[b]	4,628	183,963
LTC Properties Inc.	1,060	43,174
Macerich Co. (The)[b]	5,918	381,001
Mack-Cali Realty Corp.[b]	3,957	113,210
Medical Properties Trust Inc.[b]	6,710	107,628
MFA Financial Inc.	15,945	148,607
Mid-America Apartment Communities Inc.	99	6,837
Monmouth Real Estate Investment Corp. Class Ab	991	11,050
National Retail Properties Inc.[b]	5,189	187,686
New York Mortgage Trust Inc.[b]	2,363	17,817
NorthStar Realty Finance Corp.[b]	8,544	80,997
One Liberty Properties Inc.[b]	500	10,860
Parkway Properties Inc.[b]	1,069	19,830
Pebblebrook Hotel Trust	2,788	71,903
Pennsylvania Real Estate Investment Trust	2,497	48,417
PennyMac Mortgage Investment Trust[c]	2,669	69,100
Piedmont Office Realty Trust Inc. Class A	7,720	151,235
Post Properties Inc.	1,426	67,165
Potlatch Corp.	670	30,726
Prologis Inc.	20,638	825,107
PS Business Parks Inc.	142	11,207
RAIT Financial Trust	2,926	23,320
Ramco-Gershenson Properties Trust[b]	2,673	44,906
Rayonier Inc.	1,139	67,964
Realty Income Corp.	8,789	398,581
Redwood Trust Inc.[b]	3,510	81,362
Regency Centers Corp.	1,598	84,550
Resource Capital Corp.[b]	5,199	34,365
Retail Opportunity Investments Corp.	2,608	36,538
Retail Properties of America Inc. Class A	3,807	56,344
RLJ Lodging Trust	5,500	125,180
Rouse Properties Inc.	956	17,304
Sabra Healthcare REIT Inc.	1,661	48,186
Select Income REIT	619	16,373
Senior Housing Properties Trust	8,413	225,721
Silver Bay Realty Trust Corp.	1,855	38,406
Simon Property Group Inc.	2,150	340,904

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

SL Green Realty Corp.	4,031	$347,109
Sovran Self Storage Inc.	120	7,739
Spirit Realty Capital Inc.	1,253	23,807
STAG Industrial Inc.	1,532	32,586
Starwood Property Trust Inc.	6,046	167,837
Strategic Hotels & Resorts Inc.[a]	1,230	10,271
Summit Hotel Properties Inc.	2,551	26,709
Sunstone Hotel Investors Inc.[a]	7,164	88,189
Taubman Centers Inc.	1,812	140,720
Terreno Realty Corp.	903	16,236
Two Harbors Investment Corp.	16,049	202,378
UDR Inc.	11,048	267,251
UMH Properties Inc.	476	4,889
Universal Health Realty Income Trust	205	11,831
Urstadt Biddle Properties Inc. Class A	240	5,222
Ventas Inc.	12,889	943,475
Vornado Realty Trust	8,331	696,805
Washington Real Estate Investment Trust	2,029	56,487
Weingarten Realty Investors[b]	5,411	170,717
Western Asset Mortgage Capital Corp.	835	19,405
Weyerhaeuser Co.	16,409	514,914
Whitestone REIT Class B	756	11,446
Winthrop Realty Trust[b]	1,264	15,901

		19,858,625
RETAIL — 3.51%
Abercrombie & Fitch Co. Class A	3,526	162,901
American Eagle Outfitters Inc.	1,962	36,689
Asbury Automotive Group Inc.[a]	142	5,210
AutoNation Inc.[a]	735	32,156
Barnes & Noble Inc.[a,b]	1,157	19,033
bebe stores inc.	1,412	5,888
Best Buy Co. Inc.	12,026	266,376
Big 5 Sporting Goods Corp.	708	11,052
Biglari Holdings Inc.[a,b]	51	19,033
Bloomin’ Brands Inc.[a]	219	3,914
Bob Evans Farms Inc.	1,126	47,990
Bon-Ton Stores Inc. (The)	551	7,163
Brown Shoe Co. Inc.	1,878	30,048
Cabela’s Inc.[a]	198	12,034
CarMax Inc.[a]	8,403	350,405
Carrols Restaurant Group Inc.[a,b]	301	1,562
Cash America International Inc.	765	40,140
Chico’s FAS Inc.	2,227	37,414

Security	Shares	Value

Children’s Place Retail Stores Inc. (The)[a]	675	$30,254
Chuy’s Holdings Inc.[a]	56	1,824
Citi Trends Inc.[a,b]	676	6,915
Conn’s Inc.[a,b]	688	24,699
CVS Caremark Corp.	45,817	2,519,477
Denny’s Corp.[a,b]	821	4,737
Destination Maternity Corp.	333	7,792
Destination XL Group Inc.[a,b]	1,885	9,595
Dillard’s Inc. Class A	1,312	103,058
DSW Inc. Class A	100	6,380
Einstein Noah Restaurant Group Inc.	44	653
EZCORP Inc. Class A NVS[a]	673	14,335
Fiesta Restaurant Group Inc.[a]	123	3,268
Fifth & Pacific Companies Inc.[a,b]	5,004	94,476
Finish Line Inc. (The) Class A	1,414	27,700
Five Below Inc.[a,b]	241	9,131
Foot Locker Inc.	5,388	184,485
Fred’s Inc. Class A	1,648	22,545
Frisch’s Restaurants Inc.	144	2,583
GameStop Corp. Class A	5,565	155,653
Group 1 Automotive Inc.	1,032	61,992
Guess? Inc.	2,700	67,041
Haverty Furniture Companies Inc.	840	17,270
hhgregg Inc.[a]	604	6,674
J.C. Penney Co. Inc.	7,130	107,734
Jack in the Box Inc.[a]	379	13,110
Jos. A. Bank Clothiers Inc.[a]	88	3,511
Kirkland’s Inc.[a]	622	7,128
Kohl’s Corp.	9,568	441,372
Krispy Kreme Doughnuts Inc.[a,b]	2,736	39,508
Lithia Motors Inc. Class A	987	46,863
Lowe’s Companies Inc.	43,833	1,662,147
Luby’s Inc.[a,b]	841	6,291
Macy’s Inc.	15,021	628,479
MarineMax Inc.[a,b]	849	11,538
Men’s Wearhouse Inc. (The)	1,802	60,223
New York & Co. Inc.[a,b]	461	1,885
Office Depot Inc.[a]	12,925	50,795
OfficeMax Inc.	3,846	44,652
Orchard Supply Hardware Stores Corp. Class Aa,b	71	281
Pantry Inc. (The)[a,b]	958	11,946
PC Connection Inc.	424	6,932
Penske Automotive Group Inc.	1,412	47,104

80	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

Pep Boys — Manny, Moe & Jack (The)[a]	2,358	$27,801
Perfumania Holdings Inc.[a]	235	1,354
PVH Corp.	281	30,014
RadioShack Corp.[b]	4,471	15,023
Red Robin Gourmet Burgers Inc.[a,b]	368	16,781
Regis Corp.	2,572	46,785
Restoration Hardware Holdings Inc.[a,b]	211	7,385
Rite Aid Corp.[a,b]	27,003	51,306
Ruby Tuesday Inc.[a,b]	2,910	21,447
Rush Enterprises Inc. Class Aa,b	1,463	35,288
Saks Inc.[a,b]	4,911	56,329
Sally Beauty Holdings Inc.[a]	441	12,957
Sears Holdings Corp.[a,b]	1,624	81,151
Sears Hometown and Outlet Stores Inc.[a]	354	14,284
Shoe Carnival Inc.	617	12,611
Signet Jewelers Ltd.	3,801	254,667
Sonic Automotive Inc. Class A	1,826	40,464
Sonic Corp.[a]	533	6,865
Stage Stores Inc.	1,390	35,973
Staples Inc.	30,990	416,196
Stein Mart Inc.	1,228	10,291
Steinway Musical Instruments Inc.[a,b]	295	7,086
Susser Holdings Corp.[a]	289	14,771
Systemax Inc.	456	4,514
Target Corp.	27,983	1,915,436
Tiffany & Co.	908	63,142
Tuesday Morning Corp.[a,b]	1,926	14,946
Wal-Mart Stores Inc.	15,975	1,195,409
Walgreen Co.	38,684	1,844,453
Wendy’s Co. (The)	12,517	70,971
West Marine Inc.[a,b]	655	7,487
Wet Seal Inc. Class Aa	4,053	12,240
Williams-Sonoma Inc.	1,736	89,439
World Fuel Services Corp.	2,188	86,907

		14,184,817
SAVINGS & LOANS — 0.41%
Astoria Financial Corp.	3,887	38,326
Bank Mutual Corp.	2,115	11,696
BankFinancial Corp.	916	7,410
BankUnited Inc.	1,572	40,275
Beneficial Mutual Bancorp Inc.[a]	1,279	13,174
Berkshire Hills Bancorp Inc.	1,190	30,393
BofI Holding Inc.[a,b]	462	16,577

Security	Shares	Value

Brookline Bancorp Inc.	3,247	$29,678
BSB Bancorp Inc.[a]	373	5,151
Cape Bancorp Inc.	514	4,708
Capitol Federal Financial Inc.	6,730	81,231
Charter Financial Corp.	304	3,888
Clifton Savings Bancorp Inc.[b]	348	4,336
Dime Community Bancshares Inc.	1,391	19,975
ESB Financial Corp.	424	5,805
ESSA Bancorp Inc.	331	3,588
EverBank Financial Corp.	1,002	15,431
First Defiance Financial Corp.	436	10,167
First Federal Bancshares of Arkansas Inc.[a,b]	218	2,180
First Financial Holdings Inc.	750	15,720
First Financial Northwest Inc.[a,b]	729	5,693
First Niagara Financial Group Inc.	15,717	139,253
First PacTrust Bancorp Inc.	454	5,176
Flushing Financial Corp.	1,412	23,919
Fox Chase Bancorp Inc.	524	8,850
Heritage Financial Group Inc.	356	5,155
Hingham Institution for Savings	57	3,973
Home Bancorp Inc.[a,b]	309	5,750
Home Federal Bancorp Inc.	759	9,715
HomeStreet Inc.[a]	422	9,427
HomeTrust Bancshares Inc.[a]	942	14,884
Hudson City Bancorp Inc.	23,609	203,982
Investors Bancorp Inc.	1,647	30,931
Kearny Financial Corp.	775	7,905
Meridian Interstate Bancorp Inc.[a]	392	7,350
NASB Financial Inc.[a]	196	4,126
New York Community Bancorp Inc.	19,596	281,203
Northfield Bancorp Inc	879	9,985
Northwest Bancshares Inc.	4,405	55,899
OceanFirst Financial Corp.	657	9,474
Oritani Financial Corp.	1,318	20,416
People’s United Financial Inc.	11,754	157,974
Peoples Federal Bancshares Inc.	281	5,367
Provident Financial Holdings Inc.	443	7,535
Provident Financial Services Inc.	2,683	40,969
Provident New York Bancorp	1,652	14,984
Rockville Financial Inc.	1,318	17,081
Roma Financial Corp.	359	5,765
SI Financial Group Inc.	475	5,743
Simplicity Bancorp Inc.	405	6,087
Territorial Bancorp Inc.	460	10,939

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

TFS Financial Corp.[a]	3,569	$38,652
United Financial Bancorp Inc.	848	12,890
Washington Federal Inc.	4,775	83,562
Waterstone Financial Inc.[a,b]	465	3,845
Westfield Financial Inc.	1,201	9,344
WSFS Financial Corp.	348	16,927

		1,660,439
SEMICONDUCTORS — 1.83%
Aeroflex Holding Corp.[a]	898	7,058
Alpha & Omega Semiconductor Ltd.[a]	841	7,468
Ambarella Inc.[a]	113	1,770
Amkor Technology Inc.[a,b]	3,560	14,240
ANADIGICS Inc.[a,b]	3,017	6,034
Analog Devices Inc.	12,259	569,921
Applied Materials Inc.	53,686	723,687
Applied Micro Circuits Corp.[a,b]	2,790	20,702
Atmel Corp.[a,b]	18,152	126,338
ATMI Inc.[a,b]	1,338	30,011
Avago Technologies Ltd.	652	23,420
Axcelis Technologies Inc.[a,b]	4,743	5,929
AXT Inc.[a,b]	1,460	4,292
Broadcom Corp. Class A	9,346	324,026
Brooks Automation Inc.	2,958	30,112
CEVA Inc.[a]	253	3,947
Cohu Inc.	1,075	10,062
Cree Inc.[a,b]	5,188	283,836
Cypress Semiconductor Corp.	2,813	31,027
Diodes Inc.[a]	1,590	33,358
DSP Group Inc.[a]	907	7,320
Emulex Corp.[a,b]	3,926	25,637
Entegris Inc.[a,b]	6,143	60,570
Entropic Communications Inc.[a]	3,949	16,072
Exar Corp.[a,b]	1,454	15,267
Fairchild Semiconductor International Inc.[a]	5,687	80,414
First Solar Inc.[a]	2,690	72,522
FormFactor Inc.[a,b]	2,297	10,796
Freescale Semiconductor Ltd.[a,b]	131	1,951
GSI Technology Inc.[a,b]	902	5,944
GT Advanced Technologies Inc.[a,b]	821	2,701
Inphi Corp.[a,b]	627	6,552
Integrated Device Technology Inc.[a,b]	6,371	47,591
Integrated Silicon Solution Inc.[a,b]	1,198	10,986
Intel Corp.	57,891	1,264,918
International Rectifier Corp.[a,b]	3,093	65,417

Security	Shares	Value

Intersil Corp. Class A	5,700	$49,647
IXYS Corp.	1,108	10,626
KLA-Tencor Corp.	7,525	396,869
Kopin Corp.[a]	3,012	11,144
Lam Research Corp.[a]	4,967	205,932
Lattice Semiconductor Corp.[a,b]	5,294	28,852
LTX-Credence Corp.[a,b]	2,200	13,288
Marvell Technology Group Ltd.	19,442	205,696
Mattson Technology Inc.[a,b]	2,654	3,663
Maxim Integrated Products Inc.	6,530	213,205
MaxLinear Inc. Class Aa,b	831	5,152
MEMC Electronic Materials Inc.[a]	8,065	35,486
Micron Technology Inc.[a]	44,504	444,150
Mindspeed Technologies Inc.[a,b]	1,645	5,478
MKS Instruments Inc.	2,342	63,702
MoSys Inc.[a,b]	1,525	7,183
Nanometrics Inc.[a,b]	1,055	15,224
NVIDIA Corp.	27,614	354,012
OmniVision Technologies Inc.[a]	2,346	32,328
ON Semiconductor Corp.[a]	20,294	168,034
Pericom Semiconductor Corp.[a,b]	988	6,728
Photronics Inc.[a,b]	2,637	17,615
PLX Technology Inc.[a,b]	118	538
PMC-Sierra Inc.[a]	9,319	63,276
QLogic Corp.[a]	2,871	33,304
Rambus Inc.[a,b]	4,586	25,727
Richardson Electronics Ltd.	670	7,946
Rovi Corp.[a]	3,603	77,140
Rubicon Technology Inc.[a]	766	5,056
Rudolph Technologies Inc.[a,b]	1,417	16,692
Sigma Designs Inc.[a]	1,423	6,930
Silicon Image Inc.[a]	750	3,645
Silicon Laboratories Inc.[a,b]	155	6,411
Skyworks Solutions Inc.[a]	924	20,356
Supertex Inc.	500	11,105
Teradyne Inc.[a,b]	7,324	118,795
Tessera Technologies Inc.	2,292	42,975
Texas Instruments Inc.	16,846	597,696
TriQuint Semiconductor Inc.[a,b]	7,539	38,072
Ultra Clean Holdings Inc.[a,b]	1,053	6,845
Veeco Instruments Inc.[a,b]	1,292	49,522

		7,377,941
SHIPBUILDING — 0.03%
Huntington Ingalls Industries Inc.	2,228	118,819

		118,819

82	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

SOFTWARE — 0.65%
Accelrys Inc.[a,b]	2,478	$24,185
Activision Blizzard Inc.	18,920	275,664
Actuate Corp.[a]	129	774
Acxiom Corp.[a]	3,428	69,931
Adobe Systems Inc.[a]	9,462	411,692
Akamai Technologies Inc.[a]	608	21,456
Allscripts Healthcare Solutions Inc.[a]	7,665	104,167
Aspen Technology Inc.[a]	236	7,621
Audience Inc.[a]	228	3,477
Avid Technology Inc.[a,b]	1,336	8,377
Bottomline Technologies Inc.[a,b]	1,119	31,903
CA Inc.	15,052	378,859
Compuware Corp.[a]	9,218	115,225
CSG Systems International Inc.[a]	637	13,498
Digi International Inc.[a,b]	1,155	10,314
Digital River Inc.[a]	1,660	23,472
Dun & Bradstreet Corp. (The)	654	54,707
Ebix Inc.[b]	313	5,077
Electronic Arts Inc.[a]	13,422	237,569
EPIQ Systems Inc.	1,306	18,323
Fidelity National Information Services Inc.	11,269	446,478
Fiserv Inc.[a]	1,056	92,749
Glu Mobile Inc.[a,b]	328	977
Greenway Medical Technologies Inc.[a,b]	28	445
inContact Inc.[a]	120	971
ManTech International Corp. Class Ab	1,043	28,025
Market Leader Inc.[a,b]	349	3,127
MedAssets Inc.[a,b]	1,742	33,534
Omnicell Inc.[a]	1,323	24,978
Pervasive Software Inc.[a]	554	5,080
Progress Software Corp.[a,b]	2,591	59,023
Rosetta Stone Inc.[a,b]	238	3,661
Sapiens International Corp.	625	3,400
Schawk Inc.	527	5,792
SeaChange International Inc.[a,b]	1,287	15,302
ServiceNow Inc.[a,b]	153	5,539
SS&C Technologies Holdings Inc.[a,b]	1,128	33,818
SYNNEX Corp.[a,b]	1,167	43,179
Workday Inc. Class Aa	281	17,318

		2,639,687

Security	Shares	Value

STORAGE & WAREHOUSING — 0.01%
Mobile Mini Inc.[a,b]	1,718	$50,561
Wesco Aircraft Holdings Inc.[a]	582	8,567

		59,128
TELECOMMUNICATIONS — 4.79%
Amdocs Ltd.	7,615	276,044
Anaren Inc.[a,b]	593	11,498
Anixter International Inc.	486	33,981
ARRIS Group Inc.[a,b]	4,389	75,359
AT&T Inc.	245,979	9,024,970
Aviat Networks Inc.[a,b]	2,712	9,139
Black Box Corp.	685	14,940
Calix Inc.[a,b]	1,157	9,430
Cbeyond Inc.[a]	1,144	8,500
CenturyLink Inc.	27,827	977,563
Ciena Corp.[a,b]	1,086	17,387
Cincinnati Bell Inc.[a]	5,657	18,442
Cisco Systems Inc.	239,947	5,017,292
Clearwire Corp. Class Aa,b	15,715	50,917
Comtech Telecommunications Corp.	745	18,089
Consolidated Communications Holdings Inc.	625	10,969
Corning Inc.	68,076	907,453
DigitalGlobe Inc.[a]	1,274	36,831
EarthLink Inc.	4,737	25,675
EchoStar Corp. Class Aa	1,278	49,804
Fairpoint Communications Inc.[a,b]	129	964
Finisar Corp.[a,b]	4,086	53,894
Frontier Communications Corp.[b]	44,598	177,500
Globecomm Systems Inc.[a,b]	293	3,519
Harmonic Inc.[a,b]	5,266	30,490
Harris Corp.	3,572	165,526
Hawaiian Telcom Holdco Inc.[a,b]	461	10,635
IDT Corp. Class B	51	615
Infinera Corp.[a,b]	486	3,402
Iridium Communications Inc.[a,b]	1,915	11,528
JDS Uniphase Corp.[a]	10,337	138,206
Juniper Networks Inc.[a]	23,771	440,714
KVH Industries Inc.[a]	92	1,248
Leap Wireless International Inc.[a]	1,694	9,978
Level 3 Communications Inc.[a,b]	3,522	71,461
Loral Space & Communications Inc.	24	1,485
MetroPCS Communications Inc.[a]	13,580	148,022
NeoPhotonics Corp.[a,b]	891	4,553
NETGEAR Inc.[a,b]	935	31,332

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

Neutral Tandem Inc.	1,260	$4,120
NII Holdings Inc.[a,b]	7,679	33,250
Oclaro Inc.[a,b]	3,298	4,155
Oplink Communications Inc.[a,b]	854	14,006
ORBCOMM Inc.[a]	804	4,189
Palo Alto Networks Inc.[a]	75	4,245
Plantronics Inc.	1,266	55,945
Polycom Inc.[a]	7,972	88,330
Preformed Line Products Co.	98	6,857
Premiere Global Services Inc.[a,b]	1,721	18,914
RF Micro Devices Inc.[a]	10,888	57,924
Ruckus Wireless Inc.[a]	257	5,397
Shenandoah Telecommunications Co.	1,070	16,296
ShoreTel Inc.[a,b]	388	1,408
Sonus Networks Inc.[a,b]	8,711	22,561
Sprint Nextel Corp.[a]	134,472	835,071
Symmetricom Inc.[a]	1,944	8,826
TeleNav Inc.[a]	754	4,863
Telephone & Data Systems Inc.	4,250	89,547
Tellabs Inc.	16,161	33,776
Telular Corp.	302	3,038
TESSCO Technologies Inc.[b]	126	2,727
United States Cellular Corp.[a,b]	600	21,600
USA Mobility Inc.	845	11,213
Vonage Holdings Corp.[a]	5,980	17,282
Westell Technologies Inc. Class Aa,b	2,374	4,772
Windstream Corp.	10,664	84,779

		19,354,446
TEXTILES — 0.12%
Cintas Corp.	2,574	113,591
Culp Inc.	394	6,269
G&K Services Inc. Class A	837	38,092
Mohawk Industries Inc.[a]	2,545	287,890
UniFirst Corp.	641	58,010

		503,852
TOYS, GAMES & HOBBIES — 0.05%
Hasbro Inc.[b]	506	22,233
JAKKS Pacific Inc.	916	9,609
Mattel Inc.	3,435	150,419

		182,261
TRANSPORTATION — 0.98%
Air Transport Services Group Inc.[a,b]	2,408	14,039
Arkansas Best Corp.	1,137	13,280

Security	Shares	Value

Atlas Air Worldwide Holdings Inc.[a]	1,169	$47,648
Bristow Group Inc.	1,597	105,306
CAI International Inc.[a,b]	353	10,174
Con-way Inc.	1,128	39,717
CSX Corp.	15,108	372,110
ERA Group Inc.[a]	521	10,941
Expeditors International of Washington Inc.	913	32,603
FedEx Corp.	13,214	1,297,615
Frontline Ltd.[a,b]	2,304	5,391
GasLog Ltd.	631	8,115
Genco Shipping & Trading Ltd.[a,b]	1,682	4,844
GulfMark Offshore Inc. Class A	920	35,843
Heartland Express Inc.	487	6,497
International Shipholding Corp.	242	4,404
Kansas City Southern Industries Inc.	1,078	119,550
Kirby Corp.[a,b]	652	50,074
Knightsbridge Tankers Ltd.	1,187	9,733
Marten Transport Ltd.	697	14,031
Matson Inc.	1,752	43,099
Nordic American Tankers Ltd.[b]	2,414	27,882
Norfolk Southern Corp.	14,599	1,125,291
Pacer International Inc.[a,b]	1,412	7,102
Patriot Transportation Holding Inc.[a,b]	277	7,706
PHI Inc.[a,b]	515	17,618
Quality Distribution Inc.[a,b]	594	4,996
Rand Logistics Inc.[a,b]	759	4,649
Roadrunner Transportation Systems Inc.[a]	275	6,325
Ryder System Inc.	2,288	136,708
Saia Inc.[a,b]	586	21,196
Scorpio Tankers Inc.[a]	4,890	43,619
Ship Finance International Ltd.	2,271	40,060
Teekay Corp.	1,617	58,147
Teekay Tankers Ltd. Class Ab	2,827	8,057
Tidewater Inc.	2,289	115,595
Universal Truckload Services Inc.[a]	245	5,716
UTi Worldwide Inc.	4,632	67,071
Werner Enterprises Inc.	278	6,711

		3,949,463
TRUCKING & LEASING — 0.06%
AMERCO	386	66,986
GATX Corp.	2,086	108,409
Greenbrier Companies Inc. (The)[a,b]	1,032	23,437

84	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

TAL International Group Inc.	656	$29,723
Willis Lease Finance Corp.[a,b]	246	3,720

		232,275
VENTURE CAPITAL — 0.01%
Fidus Investment Corp.	694	13,290
GSV Capital Corp.[a,b]	865	7,145
Harris & Harris Group Inc.[a,b]	1,391	5,008
Hercules Technology Growth Capital Inc.	2,734	33,491

		58,934
WATER — 0.16%
American States Water Co.	754	43,408
American Water Works Co. Inc.	7,865	325,925
Aqua America Inc.	5,516	173,423
Artesian Resources Corp. Class A	367	8,246
California Water Service Group	931	18,527
Connecticut Water Service Inc.	138	4,034
Consolidated Water Co. Ltd.[b]	658	6,514
Middlesex Water Co.	697	13,605
PICO Holdings Inc.[a]	1,014	22,511
SJW Corp.	436	11,554
York Water Co. (The)	142	2,670

		630,417

TOTAL COMMON STOCKS (Cost: $402,516,704)		403,405,604

INVESTMENT COMPANIES — 0.00%

CLOSED-END FUNDS — 0.00%
Firsthand Technology Value Fund Inc.[a,b]	385	7,427

		7,427

TOTAL INVESTMENT COMPANIES (Cost: $7,236)		7,427

Security	Shares	Value

SHORT-TERM INVESTMENTS — 2.91%

MONEY MARKET FUNDS — 2.91%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.19%[c,e,f]	8,959,611	$8,959,611
BlackRock Cash Funds: Prime,
SL Agency Shares
0.16%[c,e,f]	636,375	636,375
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.03%[c,e]	2,157,398	2,157,398

		11,753,384

TOTAL SHORT-TERM INVESTMENTS (Cost: $11,753,384)		11,753,384

TOTAL INVESTMENTS IN SECURITIES — 102.72% (Cost: $414,277,324)		415,166,415
Other Assets, Less Liabilities — (2.72)%		(10,980,184)

NET ASSETS — 100.00%		$404,186,231

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	85

Schedule of Investments

iSHARES® RUSSELL MICROCAP INDEX FUND

March 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.96%

ADVERTISING — 0.24%
Marchex Inc. Class B	51,127	$215,245
MDC Partners Inc.	50,538	817,199
Valuevision Media Inc. Class Aa,b	81,169	280,845

		1,313,289
AEROSPACE & DEFENSE — 0.80%
API Technologies Corp.[a]	63,054	156,374
Astronics Corp.[a,b]	23,605	703,901
Breeze-Eastern Corp.[a,b]	10,992	90,794
CPI Aerostructures Inc.[a,b]	14,595	125,079
Ducommun Inc.[a,b]	21,269	420,913
EDAC Technologies Corp.[a]	9,964	184,733
Erickson Air-Crane Inc.[a]	8,290	134,795
GenCorp Inc.[a,b]	113,334	1,507,342
Innovative Solutions and Support Inc.	27,405	135,107
Kratos Defense & Security Solutions Inc.[a]	78,697	395,846
LMI Aerospace Inc.[a]	17,509	364,012
SIFCO Industries Inc.	6,212	114,363

		4,333,259
AGRICULTURE — 0.36%
Alico Inc.	7,310	338,087
Alliance One International Inc.[a]	173,338	674,285
Cadiz Inc.[a],b	26,973	182,337
Griffin Land & Nurseries Inc.	2,477	74,434
Limoneira Co.	20,125	388,815
MGP Ingredients Inc.	22,789	99,816
S&W Seed Co.[a]	15,015	157,808

		1,915,582
AIRLINES — 0.30%
Hawaiian Holdings Inc.[a]	96,097	553,519
Republic Airways Holdings Inc.[a]	92,021	1,061,922

		1,615,441
APPAREL — 0.53%
Cherokee Inc.	19,406	265,862
Delta Apparel Inc.[a]	15,303	252,040
Joe’s Jeans Inc.[a,b]	95,175	161,798
K-Swiss Inc. Class Aa	52,640	249,514
Lakeland Industries Inc.[a]	11,847	42,294
Mossimo Inc. Escrow[a,b,c]	21,276	—
Perry Ellis International Inc.	23,155	421,190
R.G. Barry Corp.	19,429	260,154

Security	Shares	Value

Rocky Brands Inc.[a]	16,880	$229,737
Tandy Leather Factory Inc.[a]	17,534	124,491
Unifi Inc.[a]	27,953	533,902
Weyco Group Inc.	13,853	339,537

		2,880,519
AUTO MANUFACTURERS — 0.25%
Wabash National Corp.[a]	133,038	1,351,666

		1,351,666
AUTO PARTS & EQUIPMENT — 1.34%
Accuride Corp.[a]	92,924	500,860
Commercial Vehicle Group Inc.[a,b]	49,225	383,955
Douglas Dynamics Inc.	44,425	613,954
Exide Technologies Inc.[a]	142,225	384,008
Fuel Systems Solutions Inc.[a]	28,187	464,240
Gentherm Inc.[a,b]	57,147	936,068
Miller Industries Inc.	24,251	389,229
Modine Manufacturing Co.[a]	91,324	831,048
Motorcar Parts of America Inc.[a,b]	29,324	179,756
Spartan Motors Inc.	67,172	356,683
Standard Motor Products Inc.	37,017	1,026,111
Superior Industries International Inc.	44,918	839,068
Supreme Industries Inc. Class Aa	26,294	122,004
Tower International Inc.[a,b]	13,721	192,094

		7,219,078
BANKS — 11.62%
1st United Bancorp Inc.	63,811	412,219
Access National Corp.	19,025	312,010
American National Bankshares Inc.	20,526	442,541
American River Bankshares[a]	18,460	138,635
Ameris Bancorp[a,b]	48,425	694,899
AmeriServ Financial Inc.[a]	68,638	214,837
Ames National Corp.	18,008	375,647
Arrow Financial Corp.	23,659	582,958
ASB Bancorp Inc.[a]	9,444	160,454
Bancorp Inc. (The)[a]	63,245	875,943
Bank of Commerce Holdings	38,141	191,849
Bank of Kentucky Financial Corp.	14,053	385,474
Bank of Marin Bancorp	12,650	507,138
Banner Corp.	37,794	1,202,983
BCB Bancorp Inc.	24,917	254,403
Berkshire Bancorp Inc.[b]	13,769	114,971
Bridge Bancorp Inc.	19,801	425,920
Bridge Capital Holdings[a,b]	20,315	309,601
Bryn Mawr Bank Corp.	26,204	610,029

86	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

March 31, 2013

Security	Shares	Value

C&F Financial Corp.	4,550	$186,322
Camden National Corp.	17,196	568,844
Capital City Bank Group Inc.[a]	24,878	307,243
Cardinal Financial Corp.	58,699	1,067,148
Cascade Bancorp[a]	11,163	75,462
Cass Information Systems Inc.	19,429	816,795
Center Bancorp Inc.	31,225	388,127
CenterState Banks Inc.	62,417	535,538
Central Pacific Financial Corp.[a]	41,775	655,867
Century Bancorp Inc. Class A	6,709	227,502
Citizens & Northern Corp.	28,125	548,437
Citizens Holding Co.	2,279	45,010
CNB Financial Corp.	28,622	488,005
CoBiz Financial Inc.	73,745	595,860
Community Trust Bancorp Inc.	28,422	967,201
ConnectOne Bancorp Inc.[a]	3,351	104,719
Eagle Bancorp Inc.[a]	36,916	808,091
Enterprise Bancorp Inc.	15,209	257,793
Enterprise Financial Services Corp.	38,228	548,190
Farmers Capital Bank Corp.[a]	16,945	318,566
Farmers National Banc Corp.	45,552	287,433
Fidelity Southern Corp.[a]	23,960	275,540
Financial Institutions Inc.	28,710	573,052
First Bancorp (North Carolina)	35,428	477,924
First Bancorp Inc. (Maine)	21,133	380,605
First Busey Corp.	149,917	685,121
First California Financial Group Inc.[a]	47,364	403,541
First Community Bancshares Inc.	38,212	605,660
First Connecticut Bancorp Inc.	43,007	633,493
First Financial Corp.	23,622	743,857
First M&F Corp.	4,514	63,873
First Merchants Corp.	56,566	875,076
First of Long Island Corp. (The)	18,390	545,263
First South Bancorp Inc.[a]	26,206	171,387
First United Corp.[a]	12,743	106,531
Firstbank Corp.	10,257	142,162
FNB United Corp.[a]	19,442	189,754
Franklin Financial Corp.	33,842	617,616
German American Bancorp Inc.	28,638	658,960
Great Southern Bancorp Inc.	21,698	529,214
Guaranty Bancorp[a]	154,681	324,830
Hampton Roads Bankshares Inc.[a,b]	53,162	69,642
Hanmi Financial Corp.[a]	62,094	993,504
Heartland Financial USA Inc.	29,172	737,176
Heritage Commerce Corp.[a]	44,749	301,161

Security	Shares	Value

Heritage Financial Corp.	36,576	$530,352
Heritage Oaks Bancorp[a]	47,333	269,798
Horizon Bancorp	16,584	335,163
Hudson Valley Holding Corp.	31,494	469,576
Intervest Bancshares Corp.[a]	41,429	243,603
Lakeland Bancorp Inc.	61,771	608,444
Lakeland Financial Corp.	33,167	885,227
LNB Bancorp Inc.	29,554	245,594
Macatawa Bank Corp.[a]	51,672	279,546
MainSource Financial Group Inc.	42,977	603,397
MBT Financial Corp.[a]	28,775	112,222
Mercantile Bank Corp.	19,439	324,826
Merchants Bancshares Inc.	13,624	410,559
Metro Bancorp Inc.[a]	30,175	499,094
MetroCorp Bancshares Inc.[a,b]	33,015	333,121
Middleburg Financial Corp.	15,344	297,827
MidSouth Bancorp Inc.	20,260	329,428
MidWestOne Financial Group Inc.	17,065	406,318
Monarch Financial Holdings Inc.	22,495	238,672
National Bankshares Inc.	16,413	573,306
NewBridge Bancorp[a]	37,872	223,066
North Valley Bancorp[a]	15,122	267,659
Northrim BanCorp Inc.	16,562	372,148
OmniAmerican Bancorp Inc.[a]	25,754	651,061
Oriental Financial Group Inc.	88,517	1,372,899
Orrstown Financial Services Inc.[a]	20,120	297,575
Pacific Continental Corp.	41,787	466,761
Pacific Mercantile Bancorp[a]	25,970	151,924
Park Sterling Corp.[a]	100,928	569,234
Peapack-Gladstone Financial Corp.	21,961	327,439
Penns Woods Bancorp Inc.	4,488	183,873
Peoples Bancorp Inc.	23,712	530,912
Peoples Financial Corp.	3,965	48,730
Preferred Bank[a]	26,042	410,943
QCR Holdings Inc.	5,802	95,733
Renasant Corp.	49,885	1,116,426
Republic First Bancorp Inc.[a]	46,151	127,838
S.Y. Bancorp Inc.	26,883	604,867
Sandy Spring Bancorp Inc.	47,182	948,358
SCBT Financial Corp.	32,320	1,628,928
Seacoast Banking Corp. of Florida[a]	159,212	332,753
Shore Bancshares Inc.	18,264	124,560
Sierra Bancorp	26,123	343,517
Southern Community Financial Corp.[a,c]	38,043	—

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

March 31, 2013

Security	Shares	Value

Southside Bancshares Inc.	36,778	$772,706
Southwest Bancorp Inc.[a]	40,119	503,895
State Bank Financial Corp.	63,303	1,036,270
Stellar One Corp.	47,206	762,377
Sterling Bancorp	63,623	646,410
Suffolk Bancorp[a]	22,622	322,137
Sun Bancorp Inc. (New Jersey)[a,b]	81,798	278,931
Taylor Capital Group Inc.[a]	32,696	522,809
Tompkins Financial Corp.	22,587	954,978
TowneBank	52,965	792,886
TriCo Bancshares	33,644	575,312
Union First Market Bankshares Corp.	41,267	807,183
United Community Banks Inc.[a]	80,280	910,375
United Security Bancshares[a,b]	19,162	83,930
United Security Bancshares Inc.[a]	14,894	117,812
Univest Corp. of Pennsylvania	35,333	615,501
Virginia Commerce Bancorp Inc.[a]	53,511	751,830
Walker & Dunlop Inc.[a]	22,316	401,019
Washington Banking Co.	36,134	503,708
Washington Trust Bancorp Inc.	29,665	812,228
West Bancorporation Inc.	33,717	374,259
West Coast Bancorp	38,005	922,761
Wilshire Bancorp Inc.[a]	121,128	821,248
Yadkin Valley Financial Corp.[a]	42,110	168,861

		62,768,309
BEVERAGES — 0.10%
Central European Distribution Corp.[a,b]	125,145	41,923
Coffee Holding Co. Inc.[b]	11,398	77,164
Craft Brew Alliance Inc.[a,b]	23,539	175,130
Farmer Bros. Co.[a]	13,768	202,390
Reed’s Inc.[a,b]	15,570	63,526

		560,133
BIOTECHNOLOGY — 4.05%
Aastrom Biosciences Inc.[a]	87,697	61,397
Aegerion Pharmaceuticals Inc.[a,b]	55,207	2,227,050
Affymax Inc.[a]	70,795	98,405
Agenus Inc.[a]	51,069	198,658
AMAG Pharmaceuticals Inc.[a]	42,018	1,002,129
Apricus Biosciences Inc.[a,b]	53,551	143,517
ArQule Inc.[a,b]	114,654	296,954
Astex Pharmaceuticals Inc.[a]	182,464	813,789
Athersys Inc.[a,b]	78,005	131,048
BioCryst Pharmaceuticals Inc.[a]	96,564	114,911
Biotime Inc.[a,b]	60,984	232,959

Security	Shares	Value

Cambrex Corp.[a]	57,618	$736,934
Celldex Therapeutics Inc.[a]	155,667	1,802,624
Celsion Corp.[a,b]	69,215	72,676
Ceres Inc.[a,b]	11,361	39,536
Chelsea Therapeutics International Ltd.[a,b]	114,103	232,770
Cleveland Biolabs Inc.[a]	67,060	131,438
Coronado Biosciences Inc.[a,b]	34,395	334,319
Curis Inc.[a,b]	159,484	523,108
CytRx Corp.[a]	59,209	161,049
Discovery Laboratories Inc.[a,b]	85,879	196,663
Entremed Inc.[a]	22,068	44,798
Enzo Biochem Inc.[a]	77,888	196,278
Enzon Pharmaceuticals Inc.	75,153	285,581
Exact Sciences Corp.[a,b]	125,229	1,227,244
Galena Biopharma Inc.[a,b]	164,849	344,534
GenVec Inc.[a]	30,144	45,517
Geron Corp.[a]	258,166	276,238
GTx Inc.[a,b]	50,971	211,530
Harvard Bioscience Inc.[a]	45,574	257,493
iBio Inc.[a,b]	55,006	29,703
Immunomedics Inc.[a,b]	135,389	326,288
Insmed Inc.[a,b]	54,754	410,108
Intercept Pharmaceuticals Inc.[a]	9,182	343,407
Kythera Biopharmaceuticals Inc.[a,b]	9,859	240,165
Ligand Pharmaceuticals Inc. Class Ba,b	34,474	918,732
Maxygen Inc.	71,151	171,474
Nanosphere Inc.[a,b]	71,021	156,246
NewLink Genetics Corp.[a]	32,234	395,511
Novabay Pharmaceuticals Inc.[a,b]	54,396	76,154
Novavax Inc.[a,b]	252,691	576,136
NuPathe Inc.[a,b]	22,588	77,929
Omeros Corp.[a,b]	53,480	220,338
OncoGenex Pharmaceutical Inc.[a]	28,618	324,242
Oncothyreon Inc.[a,b]	112,250	233,480
Oxygen Biotherapeutics Inc.[a,b]	54,393	13,598
Pacific Biosciences of California Inc.[a,b]	71,344	177,647
PharmAthene Inc.[a,b]	77,651	132,007
pSivida Corp.[a,b]	38,312	87,351
Repligen Corp.[a,b]	62,661	432,988
RTI Biologics Inc.[a]	105,967	417,510
Sangamo BioSciences Inc.[a,b]	103,467	989,145
Strategic Diagnostics Inc.[a]	53,047	51,986
Sunesis Pharmaceuticals Inc.[a,b]	59,871	327,494

88	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

March 31, 2013

Security	Shares	Value

Synthetic Biologics Inc.[a,b]	50,833	$85,399
Transcept Pharmaceuticals Inc.[a,b]	24,716	118,390
Tranzyme Inc.[a,b]	21,196	10,980
Trius Therapeutics Inc.[a,b]	59,264	405,366
TrovaGene Inc.[a,b]	26,766	167,555
Verastem Inc.[a,b]	12,171	117,085
Vical Inc.[a,b]	150,230	597,915
XOMA Corp.[a,b]	159,790	557,667
ZIOPHARM Oncology Inc.[a,b]	130,962	239,660

		21,870,803
BUILDING MATERIALS — 1.85%
AAON Inc.	35,989	992,936
American DG Energy Inc.[a]	52,114	109,439
Apogee Enterprises Inc.	54,828	1,587,271
Builders FirstSource Inc.[a,b]	87,654	513,652
Comfort Systems USA Inc.	72,514	1,021,722
Gibraltar Industries Inc.[a]	59,272	1,081,714
Headwaters Inc.[a]	142,774	1,556,237
LSI Industries Inc.	40,014	279,298
NCI Building Systems Inc.[a]	35,362	614,238
Patrick Industries Inc.[a,b]	9,634	151,832
PGT Inc.[a]	38,988	267,848
Trex Co. Inc.[a,b]	29,151	1,433,646
US Concrete Inc.[a]	26,474	365,606

		9,975,439
CHEMICALS — 1.43%
Aceto Corp.	53,160	588,481
American Pacific Corp.[a]	14,782	341,612
Codexis Inc.[a]	46,690	111,589
Hawkins Inc.	18,081	722,336
KMG Chemicals Inc.	15,875	308,610
Landec Corp.[a,b]	49,897	722,010
Oil-Dri Corp. of America	11,835	322,267
OMNOVA Solutions Inc.[a]	89,628	687,447
Penford Corp.[a]	27,378	300,337
Quaker Chemical Corp.	24,558	1,449,413
Rentech Inc.	383,376	900,934
TOR Minerals International Inc.[a]	3,306	38,316
Zep Inc.	41,568	623,936
Zoltek Companies Inc.[a,b]	51,496	615,377

		7,732,665
COAL — 0.11%
Hallador Energy Co.	15,933	109,938
James River Coal Co.[a,b]	69,301	121,277

Security	Shares	Value

L&L Energy Inc.[a,b]	53,572	$98,572
Westmoreland Coal Co.[a,b]	23,041	261,746

		591,533
COMMERCIAL SERVICES — 4.10%
Albany Molecular Research Inc.[a,b]	45,060	473,581
AMN Healthcare Services Inc.[a]	85,550	1,354,257
ARC Document Solutions Inc.[a]	71,644	213,499
Arrowhead Research Corp.[a,b]	24,042	52,412
AVEO Pharmaceuticals Inc.[a,b]	88,832	652,915
Barrett Business Services Inc.	14,176	746,508
Carriage Services Inc.	30,281	643,471
CBIZ Inc.[a,b]	69,020	440,348
CDI Corp.	26,945	463,454
Cenveo Inc.[a,b]	104,927	225,593
Collectors Universe Inc.[b]	13,137	154,623
Consolidated Graphics Inc.[a]	13,914	544,037
Corinthian Colleges Inc.[a,b]	138,129	290,071
CorVel Corp.[a]	12,029	595,315
CRA International Inc.[a]	19,815	443,262
Cross Country Healthcare Inc.[a]	55,826	296,436
Document Security Systems Inc.[a,b]	36,693	83,293
Edgewater Technology Inc.[a]	25,084	98,079
Electro Rent Corp.	36,650	679,491
Ennis Inc.	49,440	745,061
Essex Rental Corp.[a,b]	33,941	153,413
Franklin Covey Co.[a]	27,329	397,090
Global Cash Access Inc.[a,b]	121,527	856,765
Great Lakes Dredge & Dock Corp.	114,277	769,084
H&E Equipment Services Inc.	55,257	1,127,243
Hackett Group Inc. (The)	49,805	227,609
Heidrick & Struggles International Inc.	35,120	525,044
Hill International Inc.[a]	46,085	137,794
Hudson Global Inc.[a]	66,670	262,680
Information Services Group Inc.[a,b]	76,299	154,124
Intersections Inc.	18,323	172,419
Learning Tree International Inc.[a]	13,230	48,951
Lincoln Educational Services Corp.	44,797	262,510
Mac-Gray Corp.	24,867	318,298
Medifast Inc.[a,b]	23,774	544,900
Multi-Color Corp.	27,217	701,926
National American University Holdings Inc.	20,457	79,782
National Research Corp.	5,225	303,259
Newtek Business Services Inc.[a]	70,431	140,862
Odyssey Marine Exploration Inc.[a,b]	147,193	479,849

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

March 31, 2013

Security	Shares	Value

PDI Inc.[a]	22,252	$131,287
Pendrell Corp.[a]	294,002	488,043
Perceptron Inc.	18,064	130,422
Performant Financial Corp.[a,b]	17,689	217,221
Pfsweb Inc.[a]	24,800	99,448
Premier Exhibitions Inc.[a,b]	56,733	150,910
PRGX Global Inc.[a]	44,920	312,194
Providence Service Corp. (The)[a]	25,860	478,151
QC Holdings Inc.	8,335	26,755
RCM Technologies Inc.	31,268	189,484
Standard Parking Corp.[a,b]	30,383	628,928
StarTek Inc.[a,b]	24,537	143,542
Team Inc.[a,b]	37,894	1,556,307
Tree.com Inc.	12,141	224,487
Universal Technical Institute Inc.	39,667	500,994

		22,137,481
COMPUTERS — 2.28%
Acorn Energy Inc.[b]	36,149	265,695
Agilysys Inc.[a]	29,435	292,584
Carbonite Inc.[a,b]	22,183	242,904
CIBER Inc.[a]	135,739	637,973
Computer Task Group Inc.[b]	29,885	639,240
Cray Inc.[a,b]	76,716	1,780,578
Datalink Corp.[a,b]	30,729	371,206
Digimarc Corp.	14,778	324,673
Dot Hill Systems Corp.[a]	119,074	130,981
Dynamics Research Corp.[a,b]	21,614	128,820
Echelon Corp.[a]	75,027	183,066
Hutchinson Technology Inc.[a,b]	51,567	141,809
Imation Corp.[a]	62,077	237,134
Immersion Corp.[a,b]	53,802	631,636
Interphase Corp.[a]	17,995	46,247
KEY Tronic Corp.[a,b]	21,601	247,548
Keyw Holding Corp. (The)[a,b]	48,587	783,708
Mattersight Corp.[a,b]	20,937	89,820
Maxwell Technologies Inc.[a,b]	55,765	300,573
Mercury Systems Inc.[a]	58,997	434,808
Mitek Systems Inc.[a,b]	40,287	188,543
NCI Inc. Class Aa,b	16,824	81,428
NetList Inc.[a,b]	43,477	33,912
OCZ Technology Group Inc.[a,b]	128,289	230,920
Overland Storage Inc.[a]	55,217	65,708
PAR Technology Corp.[a]	24,158	113,784
Planar Systems Inc.[a]	42,857	80,571
Qualys Inc.[a,b]	16,964	209,336

Security	Shares	Value

RadiSys Corp.[a]	46,691	$229,720
Rimage Corp.	23,417	211,221
Silicon Graphics International Corp.[a,b]	61,877	850,809
STEC Inc.[a]	67,652	299,022
TransAct Technologies Inc.	19,421	153,232
Uni-Pixel Inc.[a,b]	16,925	518,751
USA Technologies Inc.[a,b]	64,190	168,178
Virtusa Corp.[a]	35,942	853,982
Wave Systems Corp. Class Aa,b	197,384	134,794

		12,334,914
COSMETICS & PERSONAL CARE — 0.01%
CCA Industries Inc.	14,109	56,436

		56,436
DISTRIBUTION & WHOLESALE — 0.44%
BlueLinx Holdings Inc.[a,b]	65,428	186,470
Core-Mark Holding Co. Inc.	21,867	1,121,996
Houston Wire & Cable Co.	35,402	458,456
Navarre Corp.[a]	80,424	182,562
Rentrak Corp.[a,b]	19,217	422,390

		2,371,874
DIVERSIFIED FINANCIAL SERVICES — 3.31%
Arlington Asset Investment Corp. Class A	20,860	538,397
Artio Global Investors Inc. Class A	56,189	152,834
Asset Acceptance Capital Corp.[a,b]	31,734	213,887
Asta Funding Inc.	24,913	239,165
Atlanticus Holdings Corp.[a,b]	13,827	50,745
CIFC Corp.[a]	12,862	105,854
Consumer Portfolio Services Inc.[a]	32,980	386,196
Cowen Group Inc. Class Aa	168,924	476,366
Diamond Hill Investment Group Inc.	5,563	432,857
Doral Financial Corp.[a]	252,485	177,926
Ellie Mae Inc.[a]	49,272	1,184,992
FBR & Co.[a]	18,896	357,701
Federal Agricultural Mortgage Corp. Class C NVS	19,802	609,704
First Marblehead Corp. (The)[a]	109,241	110,333
FirstCity Financial Corp.[a]	20,403	200,357
GAIN Capital Holdings Inc.	35,465	158,174
GFI Group Inc.	130,060	434,400
Home Loan Servicing Solutions Ltd.	104,429	2,436,329
Horizon Technology Finance Corp.	18,109	264,573
Imperial Holdings Inc.[a,b]	43,300	175,365
INTL FCStone Inc.[a,b]	26,259	457,169

90	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

March 31, 2013

Security	Shares	Value

JMP Group Inc.	32,330	$223,400
Ladenburg Thalmann Financial Services Inc.[a,b]	202,998	336,977
Manning & Napier Inc.	28,928	478,469
Marlin Business Services Corp.	15,921	369,208
Medley Capital Corp.	55,713	883,051
MicroFinancial Inc.	20,088	169,342
NewStar Financial Inc.[a]	50,384	666,580
Nicholas Financial Inc.	22,622	332,543
Oppenheimer Holdings Inc. Class A	19,738	384,299
Pzena Investment Management Inc. Class A	20,023	130,150
Regional Management Corp.[a,b]	10,352	209,110
SeaCube Container Leasing Ltd.[b]	22,635	519,700
SWS Group Inc.[a]	54,521	329,852
U.S. Global Investors Inc. Class A	27,397	100,547
Virtus Investment Partners Inc.[a]	11,835	2,204,624
WageWorks Inc.[a]	13,906	348,067
Westwood Holdings Group Inc.	13,699	608,647
WhiteHorse Finance Inc.	12,840	203,257
ZAIS Financial Corp.[a]	10,881	224,475

		17,885,622
ELECTRIC — 0.46%
EnerNOC Inc.[a]	47,608	826,951
Genie Energy Ltd. Class B	28,859	267,234
Pike Electric Corp.	33,649	478,825
Synthesis Energy Systems Inc.[a]	79,250	82,420
Unitil Corp.	28,974	815,039

		2,470,469
ELECTRICAL COMPONENTS & EQUIPMENT — 0.76%
American Superconductor Corp.[a,b]	74,407	197,923
Capstone Turbine Corp.[a]	576,591	518,932
Coleman Cable Inc.	17,588	263,820
Graham Corp.	19,345	478,595
Insteel Industries Inc.	34,385	561,163
Magnetek Inc.[a]	5,880	82,144
Orion Energy Systems Inc.[a]	38,980	96,670
Powell Industries Inc.[a]	16,549	869,981
PowerSecure International Inc.[a,b]	36,273	461,030
Research Frontiers Inc.[a,b]	42,551	156,588
SL Industries Inc.	7,062	128,034
Ultralife Corp.[a,b]	28,756	125,951
Vicor Corp.[a]	36,622	182,011

		4,122,842

Security	Shares	Value

ELECTRONICS — 2.37%
Allied Motion Technologies Inc.	15,672	$108,137
Ballantyne Strong Inc.[a,b]	33,809	143,012
Bel Fuse Inc. Class B	20,247	316,056
Checkpoint Systems Inc.[a]	77,479	1,011,876
CTS Corp.	65,651	685,396
CUI Global Inc.[a,b]	20,781	102,866
Cyberoptics Corp.[a]	16,241	91,274
Daktronics Inc.	69,555	730,328
Electro Scientific Industries Inc.	44,997	497,217
Fluidigm Corp.[a,b]	48,155	891,349
Frequency Electronics Inc.	17,102	159,733
GSI Group Inc.[a]	56,054	478,141
Identive Group Inc.[a]	99,216	146,840
IEC Electronics Corp.[a]	19,434	111,746
Intellicheck Mobilisa Inc.[a,b]	29,392	11,463
Iteris Inc.[a]	65,589	119,372
Kemet Corp.[a]	86,089	538,056
LoJack Corp.[a]	39,146	122,136
LRAD Corp.[a]	62,223	64,712
Measurement Specialties Inc.[a]	28,417	1,130,144
MEMSIC Inc.[a]	25,492	69,338
Mesa Laboratories Inc.	5,573	295,313
Methode Electronics Inc.	72,209	930,052
Microvision Inc.a	36,366	57,822
Mocon Inc.	1,706	24,157
NAPCO Security Technologies Inc.[a]	29,977	119,908
NVE Corp.[a,b]	9,750	550,095
Parametric Sound Corp.[a,b]	10,910	218,746
Pulse Electronics Corp.[a]	81,319	32,934
SMTC Corp.[a]	25,374	60,136
Sparton Corp.[a]	21,148	283,383
Stoneridge Inc.[a]	51,378	392,014
Sypris Solutions Inc.	22,165	92,650
Taser International Inc.[a,b]	98,571	783,639
Transcat Inc.[a,b]	14,848	94,433
UQM Technologies Inc.[a,b]	73,822	54,628
Viasystems Group Inc.[a,b]	6,186	80,665
Vishay Precision Group Inc.[a]	26,270	385,906
Zagg Inc.[a,b]	48,615	353,917
Zygo Corp.[a]	31,659	468,870

		12,808,460
ENERGY — ALTERNATE SOURCES — 0.41%
Amyris Inc.[a,b]	55,286	170,281
Enphase Energy Inc.[a,b]	16,179	100,310

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

March 31, 2013

Security	Shares	Value

FuelCell Energy Inc.[a,b]	295,327	$278,729
FutureFuel Corp.	37,451	455,030
Gevo Inc.[a,b]	68,154	152,665
Green Plains Renewable Energy Inc.[a,b]	48,787	558,123
Plug Power Inc.[a,b]	62,859	13,615
Real Goods Solar Inc. Class Aa,b	12,810	23,058
Renewable Energy Group Inc.[a,b]	15,865	122,002
REX American Resources Corp.[a]	10,493	232,105
Saratoga Resources Inc.[a,b]	44,798	119,163

		2,225,081
ENGINEERING & CONSTRUCTION — 0.60%
Argan Inc.	20,173	300,779
ENGlobal Corp.[a]	34,232	20,197
Goldfield Corp. (The)[a,b]	45,637	168,401
Lime Energy Co.[a,b]	31,491	23,618
Michael Baker Corp.	17,393	426,128
MYR Group Inc.[a]	40,171	986,600
National Technical Systems Inc.[a]	17,792	164,754
Orion Marine Group Inc.[a]	52,962	526,442
Sterling Construction Co. Inc.[a]	31,831	346,640
VSE Corp.	10,002	249,950

		3,213,509
ENTERTAINMENT — 0.56%
Bluegreen Corp.[a]	28,839	283,776
Carmike Cinemas Inc.[a]	35,531	643,822
Dover Downs Gaming & Entertainment Inc.	34,558	71,881
Dover Motorsports Inc.	56,383	112,766
Empire Resorts Inc.[a,b]	16,879	32,239
Isle of Capri Casinos Inc.[a]	40,681	255,883
Lakes Entertainment Inc.[a,b]	40,670	117,943
Multimedia Games Holding Co. Inc.[a]	53,960	1,126,145
Reading International Inc. Class Aa	39,633	221,945
Rick’s Cabaret International Inc.[a]	19,050	168,402

		3,034,802
ENVIRONMENTAL CONTROL — 0.84%
ADA-ES Inc.[a,b]	17,927	476,320
Casella Waste Systems Inc. Class Aa	73,415	320,824
CECO Environmental Corp.	15,038	194,441
Ecology and Environment Inc. Class A	5,889	79,502
Energy Recovery Inc.[a,b]	86,676	320,701
EnergySolutions Inc.[a]	153,985	577,444
Fuel Tech Inc.[a,b]	30,041	129,777

Security	Shares	Value

GSE Holding Inc.[a,b]	16,527	$136,513
Heritage-Crystal Clean Inc.[a,b]	15,011	226,666
Hudson Technologies Inc.[a]	34,221	138,595
Industrial Services of America Inc.[a,b]	9,251	29,511
Met-Pro Corp.	29,938	309,260
Metalico Inc.[a,b]	78,984	127,954
Perma-Fix Environmental Services Inc.[a]	107,219	87,930
Pure Cycle Corp.[a]	30,987	162,682
Sharps Compliance Corp.[a]	28,300	75,844
TRC Companies Inc.[a]	29,526	190,443
US Ecology Inc.	35,508	942,737

		4,527,144
FOOD — 1.18%
Boulder Brands Inc.[a,b]	112,368	1,009,065
Calavo Growers Inc.	23,689	681,769
Chefs’ Warehouse Inc. (The)[a,b]	21,973	405,841
Chiquita Brands International Inc.[a]	89,918	697,764
Inventure Foods Inc.[a]	29,024	225,807
John B. Sanfilippo & Son Inc.	16,859	336,843
Lifeway Foods Inc.[b]	11,191	155,555
Nash-Finch Co.	25,293	495,237
Overhill Farms Inc.[a]	36,262	143,235
Rocky Mountain Chocolate Factory Inc.	15,721	193,290
Seneca Foods Corp. Class Aa	16,751	553,118
Senomyx Inc.[a]	79,832	168,445
Spartan Stores Inc.	40,689	714,092
Village Super Market Inc. Class A	17,629	593,921

		6,373,982
FOREST PRODUCTS & PAPER — 0.42%
Neenah Paper Inc.	29,336	902,375
Orchids Paper Products Co.	12,366	288,499
Verso Paper Corp.[a,b]	25,616	33,813
Wausau Paper Corp.	84,122	906,835
Xerium Technologies Inc.[a]	23,933	130,196

		2,261,718
GAS — 0.27%
Chesapeake Utilities Corp.	18,438	904,384
Delta Natural Gas Co. Inc.	15,790	345,169
Gas Natural Inc.	20,300	207,060

		1,456,613

92	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

March 31, 2013

Security	Shares	Value

HAND & MACHINE TOOLS — 0.08%
Hardinge Inc.	22,595	$307,970
L.S. Starrett Co. (The) Class A	13,168	145,506

		453,476
HEALTH CARE — PRODUCTS — 3.75%
Alphatec Holdings Inc.[a]	107,005	225,781
American Medical Alert Corp. Escrow[a,b,c]	12,839	—
AngioDynamics Inc.[a,b]	47,237	539,919
AtriCure Inc.[a]	35,511	281,247
Atrion Corp.	2,218	425,834
Bacterin International Holdings Inc.[a,b]	54,175	44,423
BG Medicine Inc.[a,b]	21,220	39,469
Biolase Inc.[a,b]	64,761	257,751
Bovie Medical Corp.[a]	33,097	109,220
BSD Medical Corp.[a,b]	46,756	68,731
Cardica Inc.[a]	50,522	65,679
CardioNet Inc.[a,b]	50,573	122,892
Cardiovascular Systems Inc.[a,b]	34,111	698,593
Cerus Corp.[a,b]	109,330	483,239
Chindex International Inc.[a]	25,347	348,268
Conceptus Inc.a	61,408	1,483,003
CryoLife Inc.	54,015	324,630
Cutera Inc.[a,b]	28,213	366,769
Cynosure Inc. Class Aa,b	24,019	628,577
Delcath Systems Inc.[a,b]	179,218	322,592
Digirad Corp.[a]	47,458	119,594
EnteroMedics Inc.[a]	51,665	51,665
Exactech Inc.[a]	17,904	370,434
Female Health Co. (The)	41,014	296,941
GenMark Diagnostics Inc.[a]	55,041	711,130
Hansen Medical Inc.[a,b]	102,746	206,519
ImmunoCellular Therapeutics Ltd.[a,b]	106,610	292,111
InfuSystems Holdings Inc.[a]	37,245	64,806
Iridex Corp.[a]	19,614	88,851
IsoRay Inc.[a,b]	76,720	41,429
LCA-Vision Inc.[a]	36,661	123,181
LeMaitre Vascular Inc.	19,291	117,675
LipoScience Inc.a	11,705	123,020
Medgenics Inc.[a]	22,188	107,612
Medical Action Industries Inc.[a]	30,765	184,590
MELA Sciences Inc.[a,b]	89,186	103,456
Merge Healthcare Inc.[a]	111,793	323,082
Natus Medical Inc.[a]	56,744	762,639
Navidea Biopharmaceuticals Inc.[a,b]	209,843	568,675

Security	Shares	Value

OraSure Technologies Inc.[a]	106,149	$573,205
Palomar Medical Technologies Inc.a	38,807	523,506
PhotoMedex Inc.a	26,869	432,322
Quidel Corp.[a,b]	54,572	1,296,085
Rochester Medical Corp.[a]	21,413	313,058
Rockwell Medical Technologies Inc.[a,b]	43,545	172,438
Solta Medical Inc.[a]	135,711	298,564
Spectranetics Corp.[a,b]	67,013	1,241,751
Staar Surgical Co.[a,b]	70,807	398,643
Sunshine Heart Inc.[a,b]	11,732	71,683
SurModics Inc.[a]	25,080	683,430
Symmetry Medical Inc.[a]	71,206	815,309
Synergetics USA Inc.[a,b]	49,504	171,779
TearLab Corp.[a,b]	45,200	311,880
TranS1 Inc.[a,b]	37,898	84,892
Unilife Corp.[a,b]	176,488	384,744
United-Guardian Inc.	6,427	124,684
Uroplasty Inc.[a,b]	43,038	109,317
Vascular Solutions Inc.[a,b]	34,054	552,356
Vermillion Inc.[a]	30,038	34,844
Vision-Sciences Inc.[a]	56,990	60,979
Zeltiq Aesthetics Inc.[a]	33,417	127,653

		20,277,149
HEALTH CARE — SERVICES — 1.53%
Adcare Health Systems Inc.[a]	24,362	97,935
Addus HomeCare Corp.[a]	12,861	169,637
Alliance HealthCare Services Inc.[a,b]	10,103	78,399
Almost Family Inc.	16,333	333,683
Amedisys Inc.[a,b]	57,202	636,086
Assisted Living Concepts Inc. Class A	34,984	415,960
Capital Senior Living Corp.[a]	54,662	1,444,717
Diversicare Healthcare Services Inc.	7,360	39,229
Ensign Group Inc. (The)	33,044	1,103,670
Five Star Quality Care Inc.[a]	79,074	529,005
Gentiva Health Services Inc.[a]	59,184	640,371
Healthways Inc.[a]	65,102	797,499
LHC Group Inc.[a]	29,005	623,317
Psychemedics Corp.	15,289	182,398
RadNet Inc.[a,b]	61,993	173,580
Response Genetics Inc.[a]	47,413	62,585
Skilled Healthcare Group Inc. Class Aa,b	38,299	251,624
U.S. Physical Therapy Inc.	23,649	634,976
VirtualScopics Inc.[a]	34,485	23,795

		8,238,466

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

March 31, 2013

Security	Shares	Value

HOLDING COMPANIES — DIVERSIFIED — 2.16%
Capital Southwest Corp.	5,496	$632,040
Full Circle Capital Corp.[b]	25,525	195,266
Gladstone Capital Corp.[b]	42,532	391,294
Gladstone Investment Corp.	53,829	393,490
Golub Capital BDC Inc.	36,200	597,662
Horizon Pharma Inc.[a]	70,416	190,827
KCAP Financial Inc.[b]	49,840	536,777
MCG Capital Corp.	141,519	676,461
Medallion Financial Corp.	37,214	491,969
MVC Capital Inc.	46,928	602,086
New Mountain Finance Corp.	48,328	706,555
NGP Capital Resources Co.	44,351	315,336
OFS Capital Corp.	14,166	198,324
PennantPark Floating Rate Capital Ltd.	17,960	250,722
PennantPark Investment Corp.	123,480	1,394,089
Resource America Inc. Class A	28,184	280,713
Saratoga Investment Corp.	1,616	26,615
Solar Senior Capital Ltd.	25,324	486,221
Stellus Capital Investment Corp.	17,219	255,186
TCP Capital Corp.	11,100	177,156
THL Credit Inc.	31,817	476,619
TICC Capital Corp.	93,697	931,348
Triangle Capital Corp.	52,786	1,477,480

		11,684,236
HOME BUILDERS — 0.92%
Beazer Homes USA Inc.[a,b]	48,191	763,345
Cavco Industries Inc.[a]	13,659	649,759
Hovnanian Enterprises Inc. Class Aa,b	192,196	1,108,971
M/I Homes Inc.[a]	46,964	1,148,270
Skyline Corp.[a]	16,749	99,992
Winnebago Industries Inc.[a]	56,918	1,174,787

		4,945,124
HOME FURNISHINGS — 0.69%
American Woodmark Corp.[a]	18,929	644,154
Bassett Furniture Industries Inc.	24,364	388,849
Emerson Radio Corp.[a]	29,520	48,708
Flexsteel Industries	9,943	245,990
Furniture Brands International Inc.[a,b]	93,986	93,986
Hooker Furniture Corp.	23,008	366,747
Kimball International Inc. Class B	63,563	575,881
Skullcandy Inc.[a,b]	31,358	165,570
Stanley Furniture Co. Inc.[a]	30,031	133,338

Security	Shares	Value

Universal Electronics Inc.[a]	28,587	$664,648
VOXX International Corp.[a]	36,031	385,892

		3,713,763
HOUSEHOLD PRODUCTS & WARES — 0.16%
A.T. Cross Co. Class Aa	20,166	277,686
CSS Industries Inc.	18,366	476,965
Kid Brands Inc.[a]	34,454	53,403
Summer Infant Inc.[a]	27,745	72,692

		880,746
HOUSEWARES — 0.18%
Libbey Inc.[a,b]	39,611	765,681
Lifetime Brands Inc.	19,768	225,553

		991,234
INSURANCE — 2.21%
American Independence Corp.[a]	2,467	17,294
American Safety Insurance Holdings Ltd.[a]	18,031	450,054
Amerisafe Inc.	34,800	1,236,792
Baldwin & Lyons Inc. Class B	18,636	443,350
Citizens Inc.[a,b]	75,671	634,880
Crawford & Co. Class B	51,840	393,466
Donegal Group Inc. Class A	16,189	247,206
Eastern Insurance Holdings Inc.	17,211	322,878
eHealth Inc.[a]	38,155	682,211
EMC Insurance Group Inc.	9,623	253,374
Federated National Holding Co.	15,782	120,101
First Acceptance Corp.[a]	41,866	56,519
Fortegra Financial Corp.[a]	14,472	126,775
Hallmark Financial Services Inc.[a]	29,137	262,233
Health Insurance Innovations Inc.[a]	8,539	128,853
Homeowners Choice Inc.[b]	16,596	452,241
Independence Holding Co.	16,912	172,164
Kansas City Life Insurance Co.	8,391	328,340
Life Partners Holdings Inc.	19,590	76,597
National Interstate Corp.	11,849	355,233
Phoenix Companies Inc. (The)[a,b]	11,220	345,239
Radian Group Inc.	332,912	3,565,488
Security National Financial Corp. Class Aa,b	14,335	102,925
Stewart Information Services Corp.	38,824	988,847
Universal Insurance Holdings Inc.	38,415	186,313

		11,949,373

94	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

March 31, 2013

Security	Shares	Value

INTERNET — 3.74%
1-800-FLOWERS.COM Inc.[a]	50,272	$249,852
Ambient Corp.[a]	7,282	17,841
Blucora Inc.[a]	77,745	1,203,493
Boingo Wireless Inc.[a]	31,044	171,363
Brightcove Inc.[a]	11,735	72,874
BroadVision Inc.[a]	8,304	73,158
CafePress Inc.[a,b]	8,690	52,227
Cinedigm Digital Cinema Corp. Class Aa	81,961	127,859
Crexendo Inc.	11,900	30,464
CyrusOne Inc.	36,547	834,733
eGain Communications Corp.[a]	20,014	173,321
Envivio Inc.[a]	16,123	27,409
ePlus Inc.	8,150	376,612
FriendFinder Networks Inc.[a,b]	19,369	10,072
Global Sources Ltd.[a]	36,686	277,346
Globalscape Inc.	26,967	42,338
Harris Interactive Inc.[a]	63,066	105,951
HealthStream Inc.[a,b]	37,932	870,160
ICG Group Inc.[a]	72,171	900,694
Internap Network Services Corp.[a]	104,212	974,382
IntraLinks Holdings Inc.[a]	70,458	448,113
iPass Inc.[a,b]	106,795	211,454
Keynote Systems Inc.	31,142	434,742
Limelight Networks Inc.[a]	98,548	203,009
Lionbridge Technologies Inc.[a]	112,050	433,633
Local Corp.[a,b]	46,587	79,198
magicJack VocalTec Ltd.[a,b]	27,220	381,080
MeetMe Inc.[a,b]	35,401	80,714
ModusLink Global Solutions Inc.[a]	76,205	251,477
Move Inc.[a]	77,182	922,325
NutriSystem Inc.	55,232	468,367
Orbitz Worldwide Inc.[a,b]	40,498	231,244
Overstock.com Inc.[a,b]	22,186	273,332
PCTEL Inc.	41,294	293,187
Perficient Inc.[a]	61,986	722,757
ReachLocal Inc.[a,b]	20,010	299,350
RealNetworks Inc.[a]	44,160	340,474
Reis Inc.[a]	16,508	256,534
Saba Software Inc.[a]	58,449	464,670
Safeguard Scientifics Inc.[a,b]	40,109	633,722
Spark Networks Inc.[a,b]	25,463	179,260
SPS Commerce Inc.[a,b]	24,525	1,046,482
Stamps.com Inc.[a,b]	25,912	647,023

Security	Shares	Value

Support.com Inc.[a]	96,018	$401,355
Synacor Inc.[a,b]	13,204	39,480
TechTarget Inc.[a,b]	30,306	148,196
TeleCommunication Systems Inc.[a]	89,772	200,192
TheStreet.com Inc.	63,186	120,685
TigerLogic Corp.[a,b]	21,032	40,592
Towerstream Corp.[a,b]	108,210	241,308
Trulia Inc.[a]	13,564	425,638
Unwired Planet Inc.[a,b]	139,053	308,698
US Auto Parts Network Inc.[a]	30,744	36,893
Vasco Data Security International Inc.[a,b]	54,057	456,241
Vitacost.com Inc.[a,b]	43,628	315,430
Vocus Inc.[a,b]	40,101	567,429
World Energy Solutions Inc.[a,b]	11,464	50,327
XO Group Inc.[a]	51,624	516,240
Zix Corp.[a,b]	123,056	440,540

		20,203,540
IRON & STEEL — 0.19%
Friedman Industries Inc.	18,619	185,631
Material Sciences Corp.[a]	20,304	219,283
Shiloh Industries Inc.	12,821	138,082
Universal Stainless & Alloy Products Inc.[a,b]	13,353	485,382

		1,028,378
LEISURE TIME — 0.56%
Ambassadors Group Inc.	35,724	153,970
Arctic Cat Inc.[a]	24,431	1,067,635
Black Diamond Inc.[a,b]	40,751	371,242
Escalade Inc.	17,012	104,964
Johnson Outdoors Inc. Class Aa,b	12,671	302,077
Marine Products Corp.	20,326	149,599
Nautilus Inc.[a,b]	59,359	433,321
Town Sports International Holdings Inc.	46,062	435,746

		3,018,554
LODGING — 0.27%
Century Casinos Inc.[a]	39,871	114,031
Full House Resorts Inc.[a]	37,280	104,384
Marcus Corp.	36,044	450,190
Monarch Casino & Resort Inc.[a]	17,799	173,184
Morgans Hotel Group Co.[a,b]	43,821	259,420

SCHEDULES OF INVESTMENTS	95

Schedule of Investments (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

March 31, 2013

Security	Shares	Value

MTR Gaming Group Inc.[a,b]	45,568	$150,374
Red Lion Hotels Corp.[a,b]	27,134	192,923

		1,444,506
MACHINERY — 1.16%
Adept Technology Inc.[a]	20,717	60,494
Alamo Group Inc.	12,893	493,157
Cascade Corp.	17,672	1,148,327
ClearSign Combustion Corp.[a,b]	9,722	69,123
Columbus McKinnon Corp.[a]	38,129	733,983
CVD Equipment Corp.[a,b]	8,640	87,955
ExOne Co. (The)[a]	11,738	393,223
Flow International Corp.[a]	94,110	367,970
Gencor Industries Inc.[a]	12,414	89,133
Gerber Scientific Inc. Escrow[a,c]	44,403	444
Global Power Equipment Group Inc.	33,181	584,649
Hurco Companies Inc.[a]	12,945	352,492
Intevac Inc.[a]	46,499	219,475
Kadant Inc.[a]	21,584	539,600
Key Technology Inc.[a]	11,882	150,189
Manitex International Inc.[a]	22,570	280,094
Tecumseh Products Co. Class Aa,b	36,545	318,672
Twin Disc Inc.	15,285	383,348

		6,272,328
MANUFACTURING — 1.63%
American Railcar Industries Inc.	18,129	847,349
Chase Corp.	13,568	262,134
Core Molding Technologies Inc.[a]	13,957	123,938
Federal Signal Corp.[a]	120,721	982,669
FreightCar America Inc.	23,778	518,836
GP Strategies Corp.[a]	29,031	692,680
Handy & Harman Ltd.[a,b]	12,482	192,098
Lydall Inc.[a]	33,985	521,670
Metabolix Inc.[a,b]	55,869	102,240
MFRI Inc.[a]	10,018	72,230
Myers Industries Inc.	64,824	904,943
Park-Ohio Holdings Corp.[a,b]	17,666	585,275
PMFG Inc.[a,b]	37,793	233,183
Smith & Wesson Holding Corp.[a,b]	126,187	1,135,683
Standex International Corp.	24,010	1,325,832
STR Holdings Inc.[a]	56,202	121,958
Synalloy Corp.	13,272	184,215

		8,806,933

Security	Shares	Value

MEDIA — 1.37%
A.H. Belo Corp. Class A	38,044	$222,177
Beasley Broadcast Group Inc. Class A	14,115	83,279
Cambium Learning Group Inc.[a,b]	34,770	35,813
Courier Corp.	21,537	310,348
Cumulus Media Inc. Class Aa	121,505	409,472
Digital Generation Inc.[a,b]	53,616	344,751
Dolan Co. (The)[a]	59,514	142,239
E.W. Scripps Co. (The) Class Aa	57,228	688,453
Emmis Communications Corp.[a]	66,451	110,309
Entercom Communications Corp. Class Aa,b	50,523	375,891
Entravision Communications Corp. Class A	107,542	343,059
Fisher Communications Inc.	17,638	692,115
Gray Television Inc.[a]	98,485	461,895
Journal Communications Inc. Class Aa	81,508	547,734
Lee Enterprises Inc.[a,b]	92,578	117,574
Lin TV Corp. Class Aa	59,758	656,740
Martha Stewart Living Omnimedia Inc. Class Aa	57,016	150,522
McClatchy Co. (The) Class Aa,b	116,066	336,591
Media General Inc. Class Aa,b	35,782	212,545
Nexstar Broadcasting Group Inc.	22,269	400,842
Outdoor Channel Holdings Inc.	34,042	303,655
Radio One Inc. Class Da,b	58,080	98,155
Saga Communications Inc. Class A	1,550	71,703
Salem Communications Corp. Class A	23,857	189,186
SuperMedia Inc.[a,b]	22,692	87,818
You On Demand Holdings Inc.[a]	12,713	19,959

		7,412,825
METAL FABRICATE & HARDWARE — 0.78%
A.M. Castle & Co.[a,b]	32,173	563,027
Ampco-Pittsburgh Corp.	16,549	312,942
Dynamic Materials Corp.	26,058	453,409
Eastern Co. (The)	13,518	237,106
Furmanite Corp.[a]	71,442	477,947
L.B. Foster Co. Class A	17,154	759,751
Lawson Products Inc.	10,093	177,435
NN Inc.[a]	32,633	308,708
Northwest Pipe Co.[a]	18,524	518,301
Olympic Steel Inc.	17,761	424,488

		4,233,114

96	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

March 31, 2013

Security	Shares	Value

MINING — 0.88%
Charles & Colvard Ltd.[a]	42,035	$163,516
Comstock Mining Inc.[a,b]	81,480	163,775
General Moly Inc.[a]	127,134	280,966
Golden Minerals Co.[a,b]	63,646	151,478
Golden Star Resources Ltd.[a,b]	501,745	802,792
Horsehead Holding Corp.[a,b]	83,165	904,835
Midway Gold Corp.[a]	252,948	308,597
Mines Management Inc.[a,b]	52,750	50,271
Paramount Gold and Silver Corp.[a,b]	258,402	576,236
Revett Minerals Inc.[a]	55,351	126,200
Solitario Exploration & Royalty Corp.[a,b]	67,926	108,682
United States Antimony Corp.[a,b]	107,840	186,563
United States Lime & Minerals Inc.[a,b]	3,359	178,665
Uranerz Energy Corp.[a,b]	126,629	160,819
Uranium Energy Corp.[a,b]	162,316	357,095
Vista Gold Corp.[a]	118,057	255,003

		4,775,493
OIL & GAS — 1.56%
Abraxas Petroleum Corp.[a,b]	166,275	384,095
Adams Resources & Energy Inc.	5,207	265,557
Arabian American Development Co.[a]	43,200	364,176
Callon Petroleum Co.[a]	78,161	289,196
Crimson Exploration Inc.[a]	49,361	141,172
Double Eagle Petroleum Co.[a]	22,696	121,650
Emerald Oil Inc.[a]	31,451	221,415
Endeavour International Corp.[a,b]	91,158	268,916
Evolution Petroleum Corp.[a,b]	34,579	350,977
FieldPoint Petroleum Corp.[a]	9,723	38,892
FX Energy Inc.[a,b]	105,626	354,903
Gastar Exploration Ltd.[a]	119,089	209,597
GMX Resources Inc.[a,b]	11,185	24,495
Harvest Natural Resources Inc.[a,b]	79,464	278,919
Houston American Energy Corp.[a,b]	34,249	7,518
Lucas Energy Inc.[a]	36,090	48,000
Magellan Petroleum Corp.[a]	105,427	112,807
Miller Energy Resources Inc.[a,b]	62,975	233,637
Panhandle Oil and Gas Inc.	14,818	424,536
Penn Virginia Corp.	108,094	436,700
PetroQuest Energy Inc.[a]	109,554	486,420
Recovery Energy Inc.[a]	20,662	35,745
Royale Energy Inc.[a,b]	16,152	33,596
Synergy Resources Corp.[a]	78,817	540,685
Triangle Petroleum Corp.[a,b]	86,982	574,081
U.S. Energy Corp.[a]	48,956	81,267

Security	Shares	Value

VAALCO Energy Inc.[a,b]	112,787	$856,053
Vantage Drilling Co.[a]	369,882	647,293
Warren Resources Inc.[a]	133,989	430,105
ZaZa Energy Corp.[a,b]	48,143	87,139
Zion Oil & Gas Inc.[a,b]	63,012	77,505

		8,427,047
OIL & GAS SERVICES — 1.18%
Bolt Technology Corp.	19,944	348,222
Cal Dive International Inc.[a,b]	181,388	326,498
Dawson Geophysical Co.[a]	14,425	432,750
Edgen Group Inc.[a]	33,373	241,287
Flotek Industries Inc.[a]	95,731	1,565,202
Forbes Energy Services Ltd.[a]	32,325	118,956
Global Geophysical Services Inc.[a,b]	37,801	92,612
GreenHunter Energy Inc.[a,b]	20,564	31,669
Gulf Island Fabrication Inc.	26,335	554,615
Matrix Service Co.[a]	50,395	750,886
Mitcham Industries Inc.[a,b]	24,926	421,748
Natural Gas Services Group Inc.[a]	23,321	449,162
TGC Industries Inc.	29,728	294,307
Willbros Group Inc.[a]	74,885	735,371

		6,363,285
PACKAGING & CONTAINERS — 0.16%
AEP Industries Inc.[a,b]	8,388	602,342
UFP Technologies Inc.[a]	11,971	235,709

		838,051
PHARMACEUTICALS — 6.80%
ACADIA Pharmaceuticals Inc.[a]	154,135	1,223,832
AcelRx Pharmaceuticals Inc.a	12,149	62,689
Achillion Pharmaceuticals Inc.[a]	141,284	1,234,822
Acura Pharmaceuticals Inc.[a,b]	19,637	41,827
Alimera Sciences Inc.[a,b]	32,915	101,049
Allos Therapeutics Inc. Escrow[a,c]	143,367	1
Amicus Therapeutics Inc.[a,b]	58,941	186,843
Ampio Pharmaceuticals Inc.[a,b]	54,769	250,294
Anacor Pharmaceuticals Inc.[a,b]	30,369	196,184
Anika Therapeutics Inc.[a,b]	23,314	338,519
Antares Pharma Inc.[a,b]	209,846	751,249
Anthera Pharmaceuticals Inc.[a,b]	177,583	115,429
Array BioPharma Inc.[a]	226,182	1,112,815
AVANIR Pharmaceuticals Inc. Class Aa,b	263,564	722,165
BioDelivery Sciences International Inc.[a]	54,032	227,475

SCHEDULES OF INVESTMENTS	97

Schedule of Investments (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

March 31, 2013

Security	Shares	Value

BioScrip Inc.[a,b]	85,188	$1,082,739
BioSpecifics Technologies Corp.[a]	10,458	178,309
Cadence Pharmaceuticals Inc.[a,b]	115,291	771,297
Cempra Inc.[a,b]	9,444	63,747
ChemoCentryx Inc.[a,b]	10,416	143,949
Clovis Oncology Inc.[a,b]	25,989	745,105
Corcept Therapeutics Inc.[a,b]	98,669	197,338
Cornerstone Therapeutics Inc.[a]	19,643	138,876
Cumberland Pharmaceuticals Inc.[a,b]	25,526	127,119
Cyanotech Corp.[a]	11,211	50,113
Cytori Therapeutics Inc.[a,b]	121,996	306,210
Depomed Inc.[a,b]	109,592	643,305
Derma Sciences Inc.[a,b]	25,478	307,774
Durata Therapeutics Inc.[a]	16,973	152,757
Dyax Corp.[a]	197,235	859,945
Echo Therapeutics Inc.[a,b]	67,640	53,436
Endocyte Inc.[a,b]	58,081	723,108
Furiex Pharmaceuticals Inc.[a,b]	14,609	547,545
Galectin Therapeutics Inc.[a,b]	28,968	103,126
Heska Corp.	12,097	112,139
Hi-Tech Pharmacal Co. Inc.	20,676	684,582
Hyperion Therapeutics Inc.[a,b]	7,542	194,734
IGI Laboratories Inc.[a]	25,097	42,916
Infinity Pharmaceuticals Inc.[a]	58,049	2,813,635
KaloBios Pharmaceuticals Inc.[a]	16,852	101,112
Keryx Biopharmaceuticals Inc.[a,b]	159,899	1,125,689
Lannett Co. Inc.[a]	32,616	329,748
MannKind Corp.[a,b]	264,295	895,960
Natural Alternatives International Inc.[a]	13,114	63,603
Natural Grocers by Vitamin Cottage Inc.[a,b]	14,038	316,557
Nature’s Sunshine Products Inc.	21,412	326,319
Neurocrine Biosciences Inc.[a]	127,850	1,552,099
Nutraceutical International Corp.	19,803	343,582
Obagi Medical Products Inc.[a]	33,734	666,246
Omega Protein Corp.[a]	39,055	419,841
Orexigen Therapeutics Inc.[a,b]	160,279	1,001,744
Osiris Therapeutics Inc.[a,b]	32,743	340,527
Pacira Pharmaceuticals Inc.[a,b]	36,392	1,050,273
Pain Therapeutics Inc.	74,206	254,527
Pernix Therapeutics Holdings[a]	18,051	89,533
PharMerica Corp.[a]	55,757	780,598
POZEN Inc.[a,b]	52,570	277,044
Progenics Pharmaceuticals Inc.[a,b]	80,921	436,164
Raptor Pharmaceutical Corp.[a,b]	100,758	589,434

Security	Shares	Value

Regulus Therapeutics Inc.[a,b]	25,219	$195,447
Repros Therapeutics Inc.[a,b]	34,179	550,282
Rigel Pharmaceuticals Inc.[a,b]	161,855	1,098,995
Santarus Inc.[a,b]	107,910	1,870,080
Savient Pharmaceuticals Inc.[a,b]	137,072	109,658
SciClone Pharmaceuticals Inc.[a,b]	110,020	506,092
SIGA Technologies Inc.[a,b]	69,005	247,038
Sucampo Pharmaceuticals Inc. Class Aa	20,731	135,581
Supernus Pharmaceuticals Inc.[a,b]	7,801	43,842
Synergy Pharmaceuticals Inc.[a,b]	82,612	501,455
Synta Pharmaceuticals Corp.[a,b]	77,161	663,585
Synutra International Inc.[a]	33,438	157,159
Targacept Inc.[a,b]	52,852	226,207
TESARO Inc.[a,b]	8,978	197,157
Theragenics Corp.[a]	76,589	124,840
Threshold Pharmaceuticals Inc.[a,b]	90,873	418,925
Vanda Pharmaceuticals Inc.[a,b]	56,556	221,700
Ventrus Biosciences Inc.[a]	42,997	128,561
XenoPort Inc.[a]	83,513	597,118
Zogenix Inc.[a,b]	107,105	192,789

		36,756,108
REAL ESTATE — 0.43%
AV Homes Inc.[a,b]	19,743	263,174
Consolidated-Tomoka Land Co.	9,335	366,399
HFF Inc. Class A	62,064	1,236,936
Thomas Properties Group Inc.	65,008	333,491
ZipRealty Inc.[a]	33,425	122,001

		2,322,001
REAL ESTATE INVESTMENT TRUSTS — 6.28%
AG Mortgage Investment Trust Inc.	52,054	1,325,815
Agree Realty Corp.	25,788	776,219
American Realty Capital Properties Inc.	193,654	2,842,841
AmREIT Inc.	12,513	243,503
Apollo Commercial Real Estate Finance Inc.	60,790	1,069,296
Apollo Residential Mortgage Inc.	60,248	1,342,928
Ares Commercial Real Estate Corp.	17,198	290,990
BRT Realty Trust[a]	19,218	134,910
Campus Crest Communities Inc.	124,903	1,736,152
CapLease Inc.	149,177	950,257
Cedar Realty Trust Inc.	115,550	706,011
Chatham Lodging Trust	35,732	629,241

98	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

March 31, 2013

Security	Shares	Value

Colony Financial Inc.	122,842	$2,727,092
Dynex Capital Inc.[b]	105,605	1,127,861
Excel Trust Inc.	87,048	1,188,205
Gladstone Commercial Corp.[b]	24,753	481,941
Gramercy Capital Corp.[a]	82,604	430,367
Gyrodyne Co. of America Inc.[b]	3,997	293,819
Javelin Mortgage Investment Corp.	14,122	277,497
Kite Realty Group Trust	121,400	818,236
MHI Hospitality Corp.	17,554	73,376
Monmouth Real Estate Investment Corp. Class A	78,685	877,338
MPG Office Trust Inc.[a]	108,825	299,269
New York Mortgage Trust Inc.[b]	95,392	719,256
One Liberty Properties Inc.	22,486	488,396
Parkway Properties Inc.	47,818	887,024
PMC Commercial Trust	29,374	222,361
Preferred Apartment Communities Inc.[b]	12,181	116,329
RAIT Financial Trust[b]	114,453	912,190
Ramco-Gershenson Properties Trust	112,971	1,897,913
Resource Capital Corp.	203,632	1,346,008
STAG Industrial Inc.	71,285	1,516,232
Summit Hotel Properties Inc.	109,881	1,150,454
Terreno Realty Corp.	40,594	729,880
UMH Properties Inc.	29,923	307,309
Urstadt Biddle Properties Inc. Class A	43,873	954,676
Western Asset Mortgage Capital Corp.	34,995	813,284
Whitestone REIT Class B	32,332	489,506
Winthrop Realty Trust	57,327	721,174

		33,915,156
RETAIL — 4.43%
Adolor Corp. Escrow[a,c]	77,501	1
AFC Enterprises Inc.[a]	47,403	1,722,151
ALCO Stores Inc.[a]	730	5,468
America’s Car-Mart Inc.[a,b]	15,249	712,738
Ark Restaurants Corp.	7,318	153,385
Big 5 Sporting Goods Corp.	31,765	495,852
Biglari Holdings Inc.[a,b]	2,205	822,884
Body Central Corp.[a,b]	31,135	292,669
Bon-Ton Stores Inc. (The)	25,167	327,171
Books-A-Million Inc.[a,b]	15,291	43,426
Bravo Brio Restaurant Group Inc.[a,b]	36,560	578,745
Build-A-Bear Workshop Inc.[a,b]	25,375	136,771
Cache Inc.[a,b]	21,470	90,603

Security	Shares	Value

Carrols Restaurant Group Inc.[a,b]	32,276	$167,512
Christopher & Banks Corp.[a]	70,494	453,276
Chuy’s Holdings Inc.[a]	13,187	429,633
Citi Trends Inc.[a]	29,241	299,135
Del Frisco’s Restaurant Group Inc.[a]	10,703	177,670
dELiA*s Inc.[a]	61,677	61,079
Denny’s Corp.[a]	182,476	1,052,887
Destination Maternity Corp.	26,475	619,515
Destination XL Group Inc.[a]	81,375	414,199
Einstein Noah Restaurant Group Inc.	12,147	180,140
Famous Dave’s of America Inc.[a]	16,769	182,111
Fiesta Restaurant Group Inc.[a]	31,432	835,148
Frisch’s Restaurants Inc.	7,412	132,971
Gaiam Inc. Class Aa	32,439	136,244
Gordmans Stores Inc.[a]	16,479	192,969
Haverty Furniture Companies Inc.	36,946	759,610
Hot Topic Inc.	81,870	1,136,356
Jamba Inc.[a,b]	145,597	414,951
Kirkland’s Inc.[a]	27,098	310,543
Kona Grill Inc.[a]	13,625	124,396
Krispy Kreme Doughnuts Inc.[a]	114,110	1,647,748
Luby’s Inc.[a]	39,856	298,123
MarineMax Inc.[a]	40,538	550,911
Nathan’s Famous Inc.[a,b]	5,751	242,980
New York & Co. Inc.[a]	50,355	205,952
Orchard Supply Hardware Stores Corp. Class Aa,b	1,697	6,720
Pacific Sunwear of California Inc.[a,b]	62,183	129,963
Pantry Inc. (The)[a]	47,972	598,211
PC Connection Inc.	17,428	284,948
PC Mall Inc.[a,b]	22,078	183,247
Perfumania Holdings Inc.[a]	10,924	62,922
PetMed Express Inc.	40,451	542,650
Red Robin Gourmet Burgers Inc.[a]	27,631	1,259,974
Roundy’s Inc.	36,672	240,935
Ruth’s Hospitality Group Inc.[a]	68,579	654,244
Shoe Carnival Inc.	26,448	540,597
Stein Mart Inc.	52,312	438,375
Steinway Musical Instruments Inc.[a]	13,757	330,443
Tilly’s Inc. Class Aa,b	18,239	232,000
Trans World Entertainment Corp.	19,774	76,525
Tuesday Morning Corp.[a]	80,633	625,712
West Marine Inc.[a]	30,578	349,507
Wet Seal Inc. Class Aa	163,147	492,704

SCHEDULES OF INVESTMENTS	99

Schedule of Investments (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

March 31, 2013

Security	Shares	Value

Winmark Corp.	4,784	$301,344
Zale Corp.[a]	50,376	197,978

		23,956,922
SAVINGS & LOANS — 3.74%
Bank Mutual Corp.	98,333	543,782
BankFinancial Corp.	47,895	387,471
BBX Capital Corp.[a]	14,700	121,275
Berkshire Hills Bancorp Inc.	49,998	1,276,949
BofI Holding Inc.[a]	23,244	833,995
BSB Bancorp Inc.[a,b]	24,438	337,489
Cape Bancorp Inc.	31,159	285,416
CFS Bancorp Inc.	29,525	233,543
Charter Financial Corp.	19,969	255,404
Chicopee Bancorp Inc.	20,600	346,080
Clifton Savings Bancorp Inc.	24,142	300,809
ESB Financial Corp.	26,506	362,867
ESSA Bancorp Inc.	30,112	326,414
First Defiance Financial Corp.	20,723	483,260
First Federal Bancshares of Arkansas Inc.[a,b]	7,952	79,520
First Financial Holdings Inc.	32,777	687,006
First Financial Northwest Inc.[a]	39,351	307,331
First PacTrust Bancorp Inc.	25,571	291,509
Flushing Financial Corp.	63,267	1,071,743
Fox Chase Bancorp Inc.	30,432	513,996
Hampden Bancorp Inc.	18,944	291,927
Heritage Financial Group Inc.	26,030	376,914
Home Bancorp Inc.[a]	20,856	388,130
Home Federal Bancorp Inc.	34,666	443,725
HomeStreet Inc.[a,b]	17,046	380,808
HomeTrust Bancshares Inc.[a]	44,023	695,563
HopFed Bancorp Inc.	15,907	170,841
Laporte Bancorp Inc.	3,048	31,090
Meridian Interstate Bancorp Inc.[a]	22,243	417,056
NASB Financial Inc.[a]	9,329	196,375
OceanFirst Financial Corp.	35,523	512,242
Pacific Premier Bancorp Inc.[a]	26,582	349,553
Peoples Federal Bancshares Inc.	20,728	395,905
Provident Financial Holdings Inc.	22,718	386,433
Provident New York Bancorp	78,708	713,882
Pulaski Financial Corp.[b]	25,457	269,080
PVF Capital Corp.[a]	51,903	205,536
Rockville Financial Inc.	60,309	781,605
Roma Financial Corp.	15,483	248,657
SI Financial Group Inc.	30,892	373,484

Security	Shares	Value

Simplicity Bancorp Inc.	26,942	$404,938
Territorial Bancorp Inc.	29,225	694,971
United Community Financial Corp.[a]	67,098	260,340
United Financial Bancorp Inc.	52,108	792,042
Waterstone Financial Inc.[a]	16,807	138,994
Westfield Financial Inc.	63,650	495,197
WSFS Financial Corp.	15,048	731,935

		20,193,082
SEMICONDUCTORS — 2.42%
Alpha & Omega Semiconductor Ltd.[a]	34,175	303,474
Ambarella Inc.[a]	11,757	184,115
Amtech Systems Inc.[a]	19,681	71,048
ANADIGICS Inc.[a]	135,198	270,396
Axcelis Technologies Inc.[a]	211,554	264,442
AXT Inc.[a]	61,193	179,907
Cascade Microtech Inc.[a]	20,610	147,568
Cohu Inc.	47,812	447,520
DSP Group Inc.[a]	46,038	371,527
eMagin Corp.	38,351	131,544
Emcore Corp.[a]	49,270	286,751
Exar Corp.[a]	69,691	731,755
FormFactor Inc.[a]	94,966	446,340
GigOptix Inc.[a]	37,664	39,547
GSI Technology Inc.[a]	40,378	266,091
Inphi Corp.[a]	44,978	470,020
Integrated Silicon Solution Inc.[a]	52,549	481,874
Intermolecular Inc.[a]	26,950	274,890
inTEST Corp.	19,779	58,348
IXYS Corp.	47,091	451,603
Kopin Corp.[a]	128,038	473,741
Mattson Technology Inc.[a]	113,670	156,865
MaxLinear Inc. Class Aa	44,123	273,563
Mindspeed Technologies Inc.[a,b]	70,359	234,295
MoSys Inc.[a,b]	67,367	317,299
Nanometrics Inc.[a]	46,281	667,835
Pericom Semiconductor Corp.[a]	46,256	315,003
Photronics Inc.[a,b]	117,627	785,748
Pixelworks Inc.[a]	31,319	69,528
PLX Technology Inc.[a]	84,237	384,121
QuickLogic Corp.[a,b]	90,411	222,411
Richardson Electronics Ltd.	29,149	345,707
Rubicon Technology Inc.[a]	33,266	219,556
Rudolph Technologies Inc.[a]	63,149	743,895
Sigma Designs Inc.[a,b]	64,541	314,315
Silicon Image Inc.[a]	141,239	686,422

100	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

March 31, 2013

Security	Shares	Value

Supertex Inc.	20,184	$448,287
Transwitch Corp.[a]	45,532	22,083
Ultra Clean Holdings Inc.[a]	54,394	353,561
Vitesse Semiconductor Corp.[a,b]	63,557	137,283

		13,050,278
SOFTWARE — 2.87%
Accelrys Inc.[a]	108,345	1,057,447
Actuate Corp.[a]	95,393	572,358
American Software Inc. Class A	47,493	395,142
Audience Inc.[a]	12,291	187,438
Avid Technology Inc.[a]	58,557	367,152
Callidus Software Inc.[a,b]	69,060	315,604
Concurrent Computer Corp.	21,334	168,752
Cover-All Technologies Inc.[a]	24,895	31,368
Datawatch Corp.[a]	10,356	157,101
Digi International Inc.[a]	50,735	453,064
DynaVox Inc.[a]	26,726	14,459
E2open Inc.[a]	10,381	206,997
Envestnet Inc.[a,b]	40,705	712,745
Evolving Systems Inc.	22,422	142,155
Exa Corp.[a]	13,366	127,244
FalconStor Software Inc.[a]	64,051	171,657
Geeknet Inc.[a]	9,361	138,262
Glu Mobile Inc.[a,b]	104,804	312,316
Greenway Medical Technologies Inc.[a,b]	15,748	250,393
GSE Systems Inc.[a]	34,831	69,662
Guidance Software Inc.[a,b]	29,109	315,833
inContact Inc.[a,b]	72,119	583,443
Innodata Inc.[a,b]	45,843	158,158
Majesco Entertainment Co.[a]	82,229	44,815
Market Leader Inc.[a]	47,066	421,711
Monotype Imaging Holdings Inc.	69,366	1,647,442
Official Payments Holdings Inc.[a,b]	32,455	184,020
Omnicell Inc.[a]	63,332	1,195,708
Park City Group Inc.[a]	14,433	53,402
PDF Solutions Inc.[a]	48,083	770,290
Pervasive Software Inc.[a]	30,959	283,894
Proofpoint Inc.[a,b]	12,524	211,155
PROS Holdings Inc.[a]	42,163	1,145,569
QAD Inc. Class A	14,494	186,103
Rosetta Stone Inc.[a]	20,817	320,165
Sapiens International Corp.	28,152	153,147
Schawk Inc.	23,328	256,375
SciQuest Inc.[a,b]	35,363	850,126

Security	Shares	Value

SeaChange International Inc.[a]	56,197	$668,182
Simulations Plus Inc.	17,986	74,282
Smith Micro Software Inc.[a,b]	64,204	84,749
SoundBite Communications Inc.	16,008	49,305

		15,509,190
TELECOMMUNICATIONS — 3.20%
8x8 Inc.[a,b]	137,806	943,971
Alaska Communications Systems Group Inc.	90,601	150,398
Alliance Fiber Optic Products Inc.	13,366	174,159
Alteva	15,537	142,474
Anaren Inc.[a]	25,814	500,534
Aviat Networks Inc.[a]	119,716	403,443
Aware Inc.	27,071	125,339
CalAmp Corp.[a]	67,991	745,861
Cbeyond Inc.[a]	51,165	380,156
Clearfield Inc.[a]	24,489	146,934
ClearOne Inc.[a]	14,137	122,568
Communications Systems Inc.	15,611	153,768
Consolidated Communications Holdings Inc.	75,853	1,331,220
Crossroads Systems Inc.[a,b]	23,794	53,061
Extreme Networks Inc.[a,b]	182,062	613,549
Fairpoint Communications Inc.[a,b]	40,153	299,943
General Communication Inc. Class Aa	70,876	649,933
Globecomm Systems Inc.[a,b]	44,531	534,817
Glowpoint Inc.[a]	50,216	73,315
Hawaiian Telcom Holdco Inc.[a]	20,170	465,322
Hickory Tech Corp.	29,621	300,653
I.D. Systems Inc.[a]	19,797	112,843
IDT Corp. Class B	29,256	352,827
KVH Industries Inc.[a,b]	28,779	390,531
Lantronix Inc.[a]	21,592	44,695
Lumos Networks Corp.	29,788	401,542
Multiband Corp.[a]	43,763	107,219
Neonode Inc.[a,b]	45,367	261,768
NeoPhotonics Corp.[a]	41,557	212,356
Novatel Wireless Inc.[a]	64,580	128,514
Numerex Corp. Class Aa,b	24,819	317,435
Oclaro Inc.[a,b]	138,951	175,078
Oplink Communications Inc.[a]	36,721	602,224
ORBCOMM Inc.[a,b]	73,974	385,405
ParkerVision Inc.[a,b]	151,129	554,643
Preformed Line Products Co.	4,559	318,993

SCHEDULES OF INVESTMENTS	101

Schedule of Investments (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

March 31, 2013

Security	Shares	Value

Primus Telecommunications Group Inc.	24,844	$274,526
Procera Networks Inc.[a,b]	37,983	451,618
RigNet Inc.[a,b]	25,522	636,519
Shenandoah Telecommunications Co.	47,652	725,740
ShoreTel Inc.[a]	91,650	332,690
Symmetricom Inc.[a]	84,509	383,671
TeleNav Inc.[a]	32,953	212,547
Telular Corp.	34,631	348,388
TESSCO Technologies Inc.	11,196	242,282
UniTek Global Services Inc.[a,b]	31,769	93,083
USA Mobility Inc.	46,156	612,490
Vringo Inc.[a,b]	35,340	112,028
Westell Technologies Inc. Class Aa	97,011	194,992

		17,298,065
TEXTILES — 0.10%
Crown Crafts Inc.	23,005	138,260
Culp Inc.	18,334	291,694
Dixie Group Inc.[a]	23,495	131,572

		561,526
TRANSPORTATION — 2.25%
Air Transport Services Group Inc.[a,b]	103,466	603,207
Arkansas Best Corp.	49,693	580,414
Baltic Trading Ltd.	39,269	160,610
CAI International Inc.[a]	28,255	814,309
Celadon Group Inc.	38,804	809,452
Covenant Transportation Group Class Aa,b	19,052	114,122
Eagle Bulk Shipping Inc.[a]	31,377	110,447
Echo Global Logistics Inc.[a,b]	28,421	628,673
Excel Maritime Carriers Ltd.[a,b]	84,305	97,794
Genco Shipping & Trading Ltd.[a,b]	59,688	171,901
International Shipholding Corp.	13,883	252,671
Knightsbridge Tankers Ltd.[b]	47,837	392,263
P.A.M. Transportation Services Inc.	10,757	113,917
Pacer International Inc.[a]	70,678	355,510
Patriot Transportation Holding Inc.[a]	12,161	338,319
PHI Inc.[a]	25,472	871,397
Quality Distribution Inc.[a,b]	42,574	358,047
Rand Logistics Inc.[a]	38,515	235,904
Roadrunner Transportation Systems Inc.[a]	27,383	629,809
Saia Inc.[a]	30,860	1,116,206
Scorpio Tankers Inc.[a]	211,849	1,889,693

Security	Shares	Value

Teekay Tankers Ltd. Class Ab	123,260	$351,291
Ultrapetrol (Bahamas) Ltd.[a,b]	48,869	130,480
Universal Truckload Services Inc.[a]	9,531	222,358
USA Truck Inc.[a]	20,078	98,583
XPO Logistics Inc.[a,b]	34,900	587,716
YRC Worldwide Inc.[a,b]	15,939	120,340

		12,155,433
TRUCKING & LEASING — 0.22%
Greenbrier Companies Inc. (The)[a]	43,943	997,946
Willis Lease Finance Corp.[a]	14,166	214,190

		1,212,136
VENTURE CAPITAL — 0.49%
Fidus Investment Corp.[b]	28,898	553,397
GSV Capital Corp.a,[b]	36,899	304,786
Harris & Harris Group Inc.[a]	63,897	230,029
Hercules Technology Growth Capital Inc.	116,094	1,422,151
Keating Capital Inc.[b]	19,126	123,554

		2,633,917
WATER — 0.58%
Artesian Resources Corp. Class A	17,623	395,989
Connecticut Water Service Inc.	21,166	618,682
Consolidated Water Co. Ltd.[b]	29,339	290,456
Middlesex Water Co.	31,315	611,269
SJW Corp.	25,609	678,638
York Water Co. (The)	27,637	519,576

		3,114,610

TOTAL COMMON STOCKS (Cost: $542,950,467)		540,044,708

INVESTMENT COMPANIES — 0.06%

CLOSED-END FUNDS — 0.06%
Firsthand Technology Value Fund Inc.[a,b]	18,129	349,708

		349,708

TOTAL INVESTMENT COMPANIES (Cost: $343,372)		349,708

102	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

March 31, 2013

Security	Shares	Value

RIGHTS — 0.00%

SAVINGS & LOANS — 0.00%
United Community Financial Corp.[a]	65,273	$3,518

		3,518

TOTAL RIGHTS (Cost: $0)		3,518

SHORT-TERM INVESTMENTS — 15.78%

MONEY MARKET FUNDS — 15.78%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[d,e,f]	78,341,218	78,341,218
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[d,e,f]	5,564,353	5,564,353
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[d,e]	1,358,463	1,358,463

		85,264,034

TOTAL SHORT-TERM INVESTMENTS (Cost: $85,264,034)		85,264,034

TOTAL INVESTMENTS IN SECURITIES — 115.80%
(Cost: $628,557,873)		625,661,968
Other Assets, Less Liabilities — (15.80)%		(85,381,949)

NET ASSETS — 100.00%		$540,280,019

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	103

Schedule of Investments

iSHARES® RUSSELL MIDCAP INDEX FUND

March 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.86%

ADVERTISING — 0.52%
Clear Channel Outdoor Holdings Inc. Class Aa	62,326	$466,822
Interpublic Group of Companies Inc. (The)	620,872	8,089,962
Lamar Advertising Co. Class Aa	115,380	5,608,622
Omnicom Group Inc.	409,803	24,137,396

		38,302,802
AEROSPACE & DEFENSE — 0.83%
Alliant Techsystems Inc.	49,888	3,613,388
B/E Aerospace Inc.[a]	146,514	8,833,329
Exelis Inc.	280,006	3,049,265
L-3 Communications Holdings Inc.	135,303	10,948,719
Rockwell Collins Inc.	204,486	12,907,156
Spirit AeroSystems Holdings Inc. Class Aa	178,661	3,392,773
TransDigm Group Inc.	76,586	11,711,531
Triumph Group Inc.	74,368	5,837,888

		60,294,049
AGRICULTURE — 0.55%
Bunge Ltd.[b]	218,537	16,134,587
Lorillard Inc.	586,024	23,646,068

		39,780,655
AIRLINES — 0.79%
Copa Holdings SA Class A	49,349	5,902,634
Delta Air Lines Inc.[a]	1,273,684	21,028,523
Southwest Airlines Co.	1,092,225	14,723,193
United Continental Holdings Inc.[a]	497,038	15,910,186

		57,564,536
APPAREL — 0.89%
Carter’s Inc.[a]	72,261	4,138,387
Deckers Outdoor Corp.[a,b]	52,222	2,908,243
Hanesbrands Inc.[a,b]	146,817	6,688,983
Michael Kors Holdings Ltd.[a]	126,975	7,210,910
Ralph Lauren Corp.	92,365	15,638,318
Under Armour Inc. Class Aa,b	116,734	5,976,781
VF Corp.	131,333	22,031,111

		64,592,733
AUTO MANUFACTURERS — 0.56%
Navistar International Corp.[a]	105,959	3,663,003
Oshkosh Corp.[a]	138,347	5,878,364
PACCAR Inc.	535,995	27,099,907

Security	Shares	Value

Tesla Motors Inc.[a,b]	105,671	$4,003,874

		40,645,148
AUTO PARTS & EQUIPMENT — 0.94%
Allison Transmission Holdings Inc.	37,045	889,450
BorgWarner Inc.[a]	171,823	13,288,791
Delphi Automotive PLC	493,342	21,904,385
Goodyear Tire & Rubber Co. (The)[a]	367,620	4,635,688
Lear Corp.	149,471	8,201,474
TRW Automotive Holdings Corp.[a]	150,841	8,296,255
Visteon Corp.[a]	78,762	4,544,567
WABCO Holdings Inc.[a]	96,606	6,819,418

		68,580,028
BANKS — 3.10%
Associated Banc-Corp	263,462	4,001,988
Bank of Hawaii Corp.[b]	67,346	3,421,850
BOK Financial Corp.	38,808	2,417,738
CapitalSource Inc.	317,442	3,053,792
CIT Group Inc.[a]	300,471	13,064,479
City National Corp.	70,690	4,164,348
Comerica Inc.	294,831	10,599,174
Commerce Bancshares Inc.	118,830	4,851,829
Cullen/Frost Bankers Inc.	79,903	4,996,335
East West Bancorp Inc.	217,502	5,583,276
Fifth Third Bancorp	1,383,515	22,565,130
First Citizens BancShares Inc. Class A	7,019	1,282,371
First Horizon National Corp.	379,910	4,057,439
First Republic Bank	152,151	5,876,072
Fulton Financial Corp.	301,008	3,521,794
Huntington Bancshares Inc.	1,298,541	9,596,218
KeyCorp	1,430,780	14,250,569
M&T Bank Corp.	189,549	19,553,875
Northern Trust Corp.	322,836	17,613,932
Popular Inc.[a]	155,848	4,302,963
Regions Financial Corp.	2,112,724	17,303,209
Signature Bank[a,b]	72,479	5,708,446
SunTrust Banks Inc.	808,956	23,306,022
SVB Financial Group[a,b]	66,057	4,686,084
Synovus Financial Corp.	1,108,640	3,070,933
TCF Financial Corp.	243,273	3,639,364
Valley National Bancorp[b]	295,458	3,025,490
Zions Bancorp	276,414	6,907,586

		226,422,306

104	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

March 31, 2013

Security	Shares	Value

BEVERAGES — 1.41%
Beam Inc.	236,162	$15,005,734
Brown-Forman Corp. Class B NVS	224,262	16,012,307
Coca-Cola Enterprises Inc.	418,782	15,461,431
Constellation Brands Inc. Class Aa	221,424	10,548,639
Dr Pepper Snapple Group Inc.	317,440	14,903,808
Green Mountain Coffee Roasters Inc.[a,b]	206,719	11,733,370
Molson Coors Brewing Co. Class B NVS	192,636	9,425,680
Monster Beverage Corp.[a]	203,120	9,696,949

		102,787,918
BIOTECHNOLOGY — 1.57%
Alexion Pharmaceuticals Inc.[a]	288,409	26,574,005
ARIAD Pharmaceuticals Inc.[a,b]	272,284	4,925,618
Bio-Rad Laboratories Inc. Class Aa	30,332	3,821,832
Charles River Laboratories International Inc.[a]	73,739	3,264,425
Illumina Inc.[a,b]	185,382	10,010,628
Incyte Corp.[a,b]	143,922	3,369,214
Life Technologies Corp.[a]	267,688	17,300,675
Myriad Genetics Inc.[a]	121,634	3,089,504
Regeneron Pharmaceuticals Inc.[a,b]	115,722	20,413,361
United Therapeutics Corp.[a,b]	71,424	4,347,579
Vertex Pharmaceuticals Inc.[a]	316,221	17,385,831

		114,502,672
BUILDING MATERIALS — 0.69%
Armstrong World Industries Inc.	31,640	1,768,360
Fortune Brands Home & Security Inc.[a]	238,845	8,939,968
Lennox International Inc.	77,031	4,890,698
Martin Marietta Materials Inc.	68,581	6,996,634
Masco Corp.	536,373	10,861,553
Owens Corning[a]	182,458	7,194,319
Vulcan Materials Co.	193,938	10,026,595

		50,678,127
CHEMICALS — 2.88%
Airgas Inc.	102,967	10,210,208
Albemarle Corp.	134,097	8,383,744
Ashland Inc.	117,825	8,754,397
Cabot Corp.	95,384	3,262,133
Celanese Corp. Series A	234,438	10,326,994
CF Industries Holdings Inc.	98,769	18,802,654
Cytec Industries Inc.	68,976	5,109,742
Eastman Chemical Co.	228,961	15,997,505

Security	Shares	Value

FMC Corp.	205,915	$11,743,332
Huntsman Corp.	287,474	5,344,142
International Flavors & Fragrances Inc.	121,198	9,292,251
Intrepid Potash Inc.	78,968	1,481,440
Kronos Worldwide Inc.[b]	28,327	443,318
NewMarket Corp.	13,112	3,413,840
PPG Industries Inc.[b]	212,312	28,437,069
Rockwood Holdings Inc.	103,320	6,761,261
RPM International Inc.	197,272	6,229,850
Sherwin-Williams Co. (The)	130,056	21,965,158
Sigma-Aldrich Corp.	181,431	14,093,560
Valspar Corp. (The)	139,251	8,668,375
W.R. Grace & Co.[a]	111,877	8,671,586
Westlake Chemical Corp.[b]	30,298	2,832,863

		210,225,422
COAL — 0.35%
Alpha Natural Resources Inc.[a,b]	325,958	2,676,115
CONSOL Energy Inc.	340,658	11,463,142
Peabody Energy Corp.	407,977	8,628,713
Walter Energy Inc.	94,650	2,697,525

		25,465,495
COMMERCIAL SERVICES — 3.07%
Aaron’s Inc.	115,336	3,307,836
Alliance Data Systems Corp.[a,b]	75,323	12,194,040
Apollo Group Inc. Class Aa,b	142,996	2,486,700
Booz Allen Hamilton Holding Corp.	35,649	479,123
CoreLogic Inc.[a]	145,560	3,764,182
DeVry Inc.	100,086	3,177,731
Equifax Inc.	180,565	10,398,738
FleetCor Technologies Inc.[a]	73,195	5,611,861
Gartner Inc.[a]	139,598	7,595,527
Genpact Ltd.	189,703	3,450,698
Global Payments Inc.	118,002	5,859,979
H&R Block Inc.	411,989	12,120,716
Hertz Global Holdings Inc.[a,b]	375,250	8,353,065
Iron Mountain Inc.	249,369	9,054,588
ITT Educational Services Inc.[a,b]	35,765	492,842
KAR Auction Services Inc.	44,195	885,226
Lender Processing Services Inc.	127,757	3,252,693
Manpower Inc.	120,732	6,847,919
Moody’s Corp.	294,172	15,685,251
Morningstar Inc.	34,049	2,380,706
Paychex Inc.	485,044	17,010,493
Quanta Services Inc.[a]	315,518	9,017,504

SCHEDULES OF INVESTMENTS	105

Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

March 31, 2013

Security	Shares	Value

R.R. Donnelley & Sons Co.[b]	275,162	$3,315,702
Robert Half International Inc.	214,194	8,038,701
Rollins Inc.	96,260	2,363,183
SAIC Inc.	426,627	5,780,796
SEI Investments Co.	206,754	5,964,853
Service Corp. International	327,361	5,476,750
Total System Services Inc.	242,844	6,017,674
Towers Watson & Co. Class A	90,390	6,265,835
United Rentals Inc.[a,b]	141,692	7,788,809
Vantiv Inc. Class Aa,b	60,243	1,430,169
Verisk Analytics Inc. Class Aa	220,254	13,574,254
Weight Watchers International Inc.[b]	40,278	1,696,107
Western Union Co.	858,162	12,906,757

		224,047,008
COMPUTERS — 2.03%
Brocade Communications Systems Inc.[a]	693,955	4,004,120
Cadence Design Systems Inc.[a,b]	416,064	5,795,772
Computer Sciences Corp.	232,673	11,454,492
Diebold Inc.	96,466	2,924,849
DST Systems Inc.	49,370	3,518,600
Fortinet Inc.[a]	194,633	4,608,910
Fusion-io Inc.[a,b]	102,016	1,670,002
IHS Inc. Class Aa	75,446	7,900,705
Jack Henry & Associates Inc.	130,194	6,016,265
Lexmark International Inc. Class A	96,230	2,540,472
MICROS Systems Inc.[a,b]	120,330	5,476,218
NCR Corp.[a]	238,113	6,562,394
NetApp Inc.[a]	545,783	18,643,947
Riverbed Technology Inc.[a]	242,285	3,612,469
SanDisk Corp.[a]	364,882	20,068,510
Stratasys Ltd.[a,b]	44,401	3,295,442
Synopsys Inc.[a]	231,001	8,288,316
Teradata Corp.[a]	252,846	14,794,020
Western Digital Corp.	332,408	16,713,474

		147,888,977
COSMETICS & PERSONAL CARE — 0.18%
Avon Products Inc.	647,643	13,425,639

		13,425,639
DISTRIBUTION & WHOLESALE — 1.29%
Arrow Electronics Inc.[a]	160,460	6,517,885
Fastenal Co.	445,218	22,861,944
Fossil Inc.[a]	82,016	7,922,746
Genuine Parts Co.	233,203	18,189,834

Security	Shares	Value

Ingram Micro Inc. Class Aa	229,056	$4,507,822
LKQ Corp.[a]	442,349	9,625,514
W.W. Grainger Inc.	87,481	19,681,476
WESCO International Inc.[a,b]	65,810	4,778,464

		94,085,685
DIVERSIFIED FINANCIAL SERVICES — 2.70%
Affiliated Managers Group Inc.[a]	77,017	11,827,501
Air Lease Corp.[b]	101,952	2,989,233
Ameriprise Financial Inc.	310,688	22,882,171
CBOE Holdings Inc.	130,705	4,828,243
E*TRADE Financial Corp.[a]	427,846	4,582,231
Eaton Vance Corp. NVS	173,040	7,238,263
Federated Investors Inc. Class B	137,700	3,259,359
Interactive Brokers Group Inc. Class A	60,479	901,742
IntercontinentalExchange Inc.[a]	108,946	17,765,824
Invesco Ltd.	671,493	19,446,437
Janus Capital Group Inc.	281,087	2,642,218
Lazard Ltd. Class A	173,214	5,911,794
Legg Mason Inc.	196,753	6,325,609
LPL Financial Holdings Inc.	75,851	2,445,436
NASDAQ OMX Group Inc. (The)	175,783	5,677,791
NYSE Euronext Inc.	382,093	14,764,073
Raymond James Financial Inc.	170,916	7,879,228
SLM Corp.	694,715	14,227,763
T. Rowe Price Group Inc.	383,305	28,698,045
TD Ameritrade Holding Corp.	348,595	7,188,029
Waddell & Reed Financial Inc. Class A	129,687	5,677,697

		197,158,687
ELECTRIC — 4.16%
AES Corp. (The)	960,735	12,076,439
Alliant Energy Corp.	166,914	8,375,744
Ameren Corp.	365,630	12,804,363
Calpine Corp.[a,b]	573,547	11,815,068
CMS Energy Corp.	393,055	10,981,957
DTE Energy Co.	256,004	17,495,313
Edison International	489,843	24,648,900
Entergy Corp.	265,568	16,794,520
Great Plains Energy Inc.	204,308	4,737,902
Hawaiian Electric Industries Inc.	145,979	4,045,078
Integrys Energy Group Inc.	116,942	6,801,347
ITC Holdings Corp.	76,978	6,871,056
MDU Resources Group Inc.	282,443	7,058,251
National Fuel Gas Co.	108,736	6,670,954

106	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

March 31, 2013

Security	Shares	Value

Northeast Utilities	469,855	$20,419,898
NRG Energy Inc.	481,611	12,757,875
NV Energy Inc.	352,982	7,070,229
OGE Energy Corp.	148,154	10,367,817
Pepco Holdings Inc.	341,164	7,300,910
Pinnacle West Capital Corp.	164,225	9,506,985
PPL Corp.	871,587	27,289,389
SCANA Corp.	175,869	8,997,458
TECO Energy Inc.	323,047	5,756,698
Westar Energy Inc.	189,820	6,298,228
Wisconsin Energy Corp.	345,384	14,813,520
Xcel Energy Inc.	729,233	21,658,220

		303,414,119
ELECTRICAL COMPONENTS & EQUIPMENT — 0.60%
AMETEK Inc.	362,662	15,725,024
Energizer Holdings Inc.	93,418	9,316,577
General Cable Corp.[a,b]	73,772	2,702,269
GrafTech International Ltd.[a,b]	175,870	1,350,682
Hubbell Inc. Class B	89,436	8,685,130
Molex Inc.	209,094	6,122,272

		43,901,954
ELECTRONICS — 1.66%
Agilent Technologies Inc.	522,640	21,935,201
Amphenol Corp. Class A	242,687	18,116,584
Avnet Inc.[a]	204,809	7,414,086
AVX Corp.	72,808	866,415
FLIR Systems Inc.	216,975	5,643,520
Garmin Ltd.	163,070	5,387,833
Gentex Corp.	218,049	4,363,160
Itron Inc.[a,b]	60,108	2,789,011
Jabil Circuit Inc.	277,390	5,126,167
Mettler-Toledo International Inc.[a]	47,240	10,072,513
National Instruments Corp.	139,460	4,567,315
PerkinElmer Inc.	171,278	5,761,792
Tech Data Corp.[a]	56,247	2,565,426
Trimble Navigation Ltd.[a]	374,953	11,233,592
Vishay Intertechnology Inc.[a,b]	196,782	2,678,203
Waters Corp.[a]	132,964	12,486,649

		121,007,467
ENGINEERING & CONSTRUCTION — 0.82%
AECOM Technology Corp.[a]	156,623	5,137,235
Chicago Bridge & Iron Co. NV	158,033	9,813,849
Engility Holdings Inc.[a,b]	24,142	578,925
Fluor Corp.	253,561	16,818,701

Security	Shares	Value

Jacobs Engineering Group Inc.[a]	193,143	$10,862,362
KBR Inc.	222,133	7,126,027
McDermott International Inc.[a,b]	353,902	3,889,383
URS Corp.	114,273	5,417,683

		59,644,165
ENTERTAINMENT — 0.44%
Bally Technologies Inc.[a,b]	61,108	3,175,783
Cinemark Holdings Inc.	171,462	5,047,841
Dolby Laboratories Inc. Class Ab	71,547	2,401,117
DreamWorks Animation SKG Inc. Class Aa,b	100,616	1,907,680
International Game Technology	398,922	6,582,213
Madison Square Garden Inc. Class Aa	91,660	5,279,616
Penn National Gaming Inc.[a]	99,119	5,395,047
Regal Entertainment Group Class Ab	123,603	2,060,462

		31,849,759
ENVIRONMENTAL CONTROL — 0.59%
Clean Harbors Inc.[a,b]	79,841	4,637,964
Covanta Holding Corp.	161,035	3,244,855
Republic Services Inc.	455,020	15,015,660
Stericycle Inc.[a]	127,307	13,517,457
Waste Connections Inc.	184,858	6,651,191

		43,067,127
FOOD — 3.17%
Campbell Soup Co.	261,949	11,882,007
ConAgra Foods Inc.	621,579	22,258,744
Dean Foods Co.[a]	277,762	5,035,825
Flowers Foods Inc.	169,390	5,579,707
Fresh Market Inc. (The)[a,b]	41,436	1,772,218
H.J. Heinz Co.	480,178	34,702,464
Hershey Co. (The)	224,530	19,653,111
Hillshire Brands Co.	177,854	6,251,568
Hormel Foods Corp.	201,449	8,323,873
Ingredion Inc.	114,523	8,282,303
J.M. Smucker Co. (The)	168,058	16,664,631
Kroger Co. (The)	793,169	26,285,621
McCormick & Co. Inc. NVS	199,144	14,647,041
Safeway Inc.	360,263	9,492,930
Smithfield Foods Inc.[a]	207,152	5,485,385
Tyson Foods Inc. Class A	434,475	10,783,670
WhiteWave Foods Co. Class Aa,b	32,692	558,052
Whole Foods Market Inc.	275,854	23,930,334

		231,589,484

SCHEDULES OF INVESTMENTS	107

Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

March 31, 2013

Security	Shares	Value

FOREST PRODUCTS & PAPER — 0.60%
Domtar Corp.	51,384	$3,988,426
International Paper Co.	657,187	30,611,770
MeadWestvaco Corp.	259,625	9,424,388

		44,024,584
GAS — 1.21%
AGL Resources Inc.	175,220	7,350,479
Atmos Energy Corp.	135,356	5,778,348
CenterPoint Energy Inc.	640,810	15,353,807
NiSource Inc.	464,690	13,634,005
Questar Corp.	267,116	6,498,932
Sempra Energy	362,146	28,949,951
UGI Corp.	168,562	6,471,095
Vectren Corp.	124,040	4,393,497

		88,430,114
HAND & MACHINE TOOLS — 0.59%
Kennametal Inc.	120,547	4,706,155
Lincoln Electric Holdings Inc.	125,767	6,814,056
Regal Beloit Corp.	63,366	5,168,131
Snap-on Inc.	87,007	7,195,479
Stanley Black & Decker Inc.	240,370	19,462,759

		43,346,580
HEALTH CARE — PRODUCTS — 2.65%
Alere Inc.[a]	120,867	3,085,735
Boston Scientific Corp.[a]	2,036,043	15,901,496
Bruker Corp.[a]	141,177	2,696,481
C.R. Bard Inc.	125,934	12,691,629
CareFusion Corp.[a]	332,651	11,639,458
Cooper Companies Inc. (The)	71,029	7,662,609
Edwards Lifesciences Corp.[a,b]	172,459	14,169,231
Henry Schein Inc.[a]	134,411	12,439,738
Hill-Rom Holdings Inc.	91,872	3,235,732
Hologic Inc.[a,b]	394,903	8,924,808
Hospira Inc.[a,b]	248,066	8,144,007
IDEXX Laboratories Inc.[a,b]	83,193	7,686,201
QIAGEN NVa	352,503	7,430,763
ResMed Inc.	215,479	9,989,606
Sirona Dental Systems Inc.[a]	83,762	6,175,772
St. Jude Medical Inc.	424,284	17,158,045
TECHNE Corp.	55,701	3,779,313
Teleflex Inc.	60,962	5,151,899
Thoratec Corp.[a]	88,023	3,300,862
Varian Medical Systems Inc.[a,b]	166,856	12,013,632
Zimmer Holdings Inc.	264,820	19,919,760

		193,196,777

Security	Shares	Value

HEALTH CARE — SERVICES — 2.17%
Brookdale Senior Living Inc.[a]	146,282	$4,078,342
Cigna Corp.	433,287	27,024,110
Community Health Systems Inc.	136,685	6,477,502
Covance Inc.[a]	83,309	6,191,525
Coventry Health Care Inc.	200,160	9,413,525
DaVita HealthCare Partners Inc.[a]	140,756	16,692,254
HCA Holdings Inc.	247,272	10,046,661
Health Management Associates Inc. Class Aa	385,041	4,955,478
Health Net Inc.[a]	126,960	3,633,595
Humana Inc.	245,391	16,958,972
Laboratory Corp. of America Holdings[a,b]	145,351	13,110,660
LifePoint Hospitals Inc.[a]	73,172	3,545,915
MEDNAX Inc.[a,b]	73,966	6,629,573
Quest Diagnostics Inc.	237,823	13,425,108
Tenet Healthcare Corp.[a]	154,953	7,372,664
Universal Health Services Inc. Class B	134,364	8,581,829

		158,137,713
HOLDING COMPANIES — DIVERSIFIED — 0.36%
American Capital Ltd.[a]	471,506	6,881,630
Ares Capital Corp.	370,495	6,705,960
Leucadia National Corp.	468,696	12,856,331

		26,443,921
HOME BUILDERS — 0.66%
D.R. Horton Inc.	417,256	10,139,321
Lennar Corp. Class A	243,198	10,087,853
NVR Inc.[a]	7,613	8,222,877
PulteGroup Inc.[a]	512,546	10,373,931
Thor Industries Inc.	63,639	2,341,279
Toll Brothers Inc.[a]	215,017	7,362,182

		48,527,443
HOME FURNISHINGS — 0.31%
Harman International Industries Inc.	105,804	4,722,033
Tempur-Pedic International Inc.[a,b]	88,959	4,415,035
Whirlpool Corp.	115,767	13,713,759

		22,850,827
HOUSEHOLD PRODUCTS & WARES — 0.75%
Avery Dennison Corp.	155,845	6,712,244
Church & Dwight Co. Inc.	207,770	13,428,175
Clorox Co. (The)	194,819	17,247,326
Jarden Corp.[a]	179,367	7,685,876

108	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

March 31, 2013

Security	Shares	Value

Scotts Miracle-Gro Co. (The) Class A	62,222	$2,690,480
Tupperware Brands Corp.	83,969	6,863,626

		54,627,727
HOUSEWARES — 0.21%
Newell Rubbermaid Inc.	435,228	11,359,451
Toro Co. (The)	90,525	4,167,771

		15,527,222
INSURANCE — 4.41%
Alleghany Corp.[a]	25,340	10,032,613
Allied World Assurance Co. Holdings Ltd.	54,824	5,083,281
American Financial Group Inc.	118,879	5,632,487
American National Insurance Co.	10,452	907,965
Aon PLC	490,086	30,140,289
Arch Capital Group Ltd.[a]	203,168	10,680,542
Arthur J. Gallagher & Co.	177,322	7,325,172
Aspen Insurance Holdings Ltd.	107,112	4,132,381
Assurant Inc.	121,126	5,451,881
Assured Guaranty Ltd.	255,960	5,275,336
Axis Capital Holdings Ltd.	154,359	6,424,422
Brown & Brown Inc.	175,254	5,615,138
Cincinnati Financial Corp.	219,088	10,338,763
CNA Financial Corp.	40,871	1,336,073
Endurance Specialty Holdings Ltd.[b]	66,383	3,173,771
Erie Indemnity Co. Class A	39,502	2,983,586
Everest Re Group Ltd.	79,037	10,263,745
Fidelity National Financial Inc. Class A	333,315	8,409,537
Genworth Financial Inc. Class Aa	739,644	7,396,440
Hanover Insurance Group Inc. (The)	68,801	3,418,034
Hartford Financial Services Group Inc. (The)	662,811	17,100,524
HCC Insurance Holdings Inc.	152,131	6,394,066
Kemper Corp.	74,212	2,420,053
Lincoln National Corp.	427,744	13,948,732
Markel Corp.[a,b]	14,467	7,284,134
MBIA Inc.[a]	209,699	2,153,609
Mercury General Corp.	37,804	1,433,906
Old Republic International Corp.	391,698	4,978,482
PartnerRe Ltd.	91,378	8,508,206
Principal Financial Group Inc.	449,139	15,284,200
ProAssurance Corp.	91,474	4,329,464
Progressive Corp. (The)	915,200	23,127,104
Protective Life Corp.	121,968	4,366,454

Security	Shares	Value

Reinsurance Group of America Inc.	110,263	$6,579,393
RenaissanceRe Holdings Ltd.	66,329	6,101,605
StanCorp Financial Group Inc.	66,788	2,855,855
Torchmark Corp.	140,045	8,374,691
Unum Group	404,727	11,433,538
Validus Holdings Ltd.	154,779	5,784,091
W.R. Berkley Corp.	165,985	7,364,754
White Mountains Insurance Group Ltd.	8,479	4,808,610
XL Group PLC	442,170	13,397,751

		322,050,678
INTERNET — 2.23%
AOL Inc.[a]	115,336	4,439,283
Equinix Inc.[a]	71,987	15,571,508
Expedia Inc.	130,846	7,852,069
F5 Networks Inc.[a]	119,179	10,616,465
Groupon Inc.[a]	66,594	407,555
HomeAway Inc.[a,b]	49,544	1,610,180
IAC/InterActiveCorp	117,303	5,241,098
Liberty Interactive Corp. Series Aa	835,669	17,866,603
Liberty Ventures Series Aa	55,277	4,177,836
LinkedIn Corp. Class Aa	98,166	17,283,106
Netflix Inc.[a]	83,231	15,764,784
Pandora Media Inc.[a,b]	156,065	2,209,880
Rackspace Hosting Inc.[a]	163,233	8,240,002
Splunk Inc.[a]	24,184	968,086
Symantec Corp.[a]	1,083,133	26,731,722
TIBCO Software Inc.[a]	246,437	4,982,956
TripAdvisor Inc.[a,b]	129,481	6,800,342
VeriSign Inc.[a]	236,718	11,192,027
Zynga Inc. Class Aa,b	223,447	750,782

		162,706,284
IRON & STEEL — 0.76%
Allegheny Technologies Inc.	160,868	5,101,124
Carpenter Technology Corp.	66,998	3,302,331
Cliffs Natural Resources Inc.	239,942	4,561,298
Commercial Metals Co.	174,680	2,768,678
Nucor Corp.	476,822	22,005,335
Reliance Steel & Aluminum Co.	112,727	8,022,781
Steel Dynamics Inc.	330,348	5,242,623
United States Steel Corp.[b]	216,488	4,221,516

		55,225,686
LEISURE TIME — 0.50%
Harley-Davidson Inc.	348,043	18,550,692

SCHEDULES OF INVESTMENTS	109

Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

March 31, 2013

Security	Shares	Value

Norwegian Cruise Line Holdings Ltd.[a]	40,974	$1,214,879
Polaris Industries Inc.	97,719	9,038,030
Royal Caribbean Cruises Ltd.	227,059	7,542,900

		36,346,501
LODGING — 1.02%
Choice Hotels International Inc.	39,631	1,676,788
Hyatt Hotels Corp. Class Aa	69,217	2,992,251
Marriott International Inc. Class A	359,839	15,196,001
MGM Resorts International[a]	596,256	7,840,766
Starwood Hotels & Resorts Worldwide Inc.	297,212	18,941,321
Wyndham Worldwide Corp.	204,948	13,215,047
Wynn Resorts Ltd.	119,458	14,951,363

		74,813,537
MACHINERY — 1.72%
AGCO Corp.	146,022	7,610,667
Babcock & Wilcox Co. (The)	178,524	5,071,867
CNH Global NV	41,475	1,713,747
Flowserve Corp.	72,187	12,106,482
Gardner Denver Inc.	75,201	5,648,347
Graco Inc.	91,150	5,289,435
IDEX Corp.	126,214	6,742,352
Joy Global Inc.	158,747	9,448,621
Manitowoc Co. Inc. (The)	199,849	4,108,895
Nordson Corp.	95,892	6,324,077
Rockwell Automation Inc.	214,797	18,547,721
Roper Industries Inc.	146,429	18,641,876
Terex Corp.[a,b]	166,029	5,714,718
Wabtec Corp.	72,171	7,369,381
Xylem Inc.	277,129	7,637,675
Zebra Technologies Corp. Class Aa	77,929	3,672,794

		125,648,655
MANUFACTURING — 2.78%
AptarGroup Inc.	99,916	5,730,183
Carlisle Companies Inc.	93,458	6,335,518
Colfax Corp.[a,b]	66,248	3,083,182
Crane Co.	73,807	4,122,859
Donaldson Co. Inc.	222,532	8,053,433
Dover Corp.	257,737	18,783,873
Eaton Corp. PLC	691,097	42,329,691
Harsco Corp.	119,286	2,954,714
Ingersoll-Rand PLC	449,028	24,701,030

Security	Shares	Value’

ITT Corp.	136,909	$3,892,323
Leggett & Platt Inc.[b]	210,837	7,122,074
Pall Corp.	173,561	11,866,366
Parker Hannifin Corp.	227,242	20,810,822
Pentair Ltd. Registered	314,532	16,591,563
Polypore International Inc.[a,b]	69,875	2,807,577
SPX Corp.	70,482	5,565,259
Textron Inc.	419,518	12,505,832
Trinity Industries Inc.	120,662	5,469,608

		202,725,907
MEDIA — 2.49%
AMC Networks Inc. Class Aa	85,681	5,413,326
Cablevision NY Group Class A	302,715	4,528,616
Charter Communications Inc. Class Aa	73,128	7,618,475
Discovery Communications Inc. Series Aa,b	359,035	28,270,416
DISH Network Corp. Class A	305,910	11,593,989
FactSet Research Systems Inc.	67,228	6,225,313
Gannett Co. Inc.	353,065	7,721,532
John Wiley & Sons Inc. Class A	69,720	2,716,291
Liberty Global Inc. Series Aa,b	394,177	28,932,592
Liberty Media Corp.[a]	163,328	18,232,305
McGraw-Hill Companies Inc. (The)	420,643	21,907,087
Nielsen Holdings NV	183,952	6,589,161
Scripps Networks Interactive Inc. Class A	126,930	8,166,676
Sirius XM Radio Inc.	5,695,306	17,541,542
Starz Liberty Capital Series Aa	162,386	3,596,850
Washington Post Co. (The) Class B	6,259	2,797,773

		181,851,944
METAL FABRICATE & HARDWARE — 0.18%
Timken Co. (The)	130,900	7,406,322
Valmont Industries Inc.	34,812	5,474,883

		12,881,205
MINING — 0.40%
Alcoa Inc.	1,595,933	13,597,349
Allied Nevada Gold Corp.[a,b]	135,588	2,231,779
Compass Minerals International Inc.	49,988	3,944,053
Molycorp Inc.[a,b]	144,540	751,608
Royal Gold Inc.	95,706	6,797,997

110	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

March 31, 2013

Security	Shares	Value

Tahoe Resources Inc.[a]	123,162	$2,166,420

		29,489,206
OFFICE & BUSINESS EQUIPMENT — 0.28%
Pitney Bowes Inc.[b]	256,995	3,818,946
Xerox Corp.	1,908,966	16,417,107

		20,236,053
OIL & GAS — 6.03%
Atwood Oceanics Inc.[a,b]	86,062	4,521,697
Cabot Oil & Gas Corp.	314,384	21,255,502
Cheniere Energy Inc.[a]	322,089	9,018,492
Chesapeake Energy Corp.[b]	992,257	20,251,965
Cimarex Energy Co.	128,144	9,667,183
Cobalt International Energy Inc.[a,b]	276,558	7,798,936
Concho Resources Inc.[a]	156,105	15,209,310
Continental Resources Inc.[a]	63,651	5,533,181
Denbury Resources Inc.[a]	585,880	10,926,662
Diamond Offshore Drilling Inc.	102,874	7,155,915
Energen Corp.	108,101	5,622,333
EQT Corp.	197,686	13,393,227
EXCO Resources Inc.[b]	184,370	1,314,558
Helmerich & Payne Inc.	143,292	8,697,824
HollyFrontier Corp.	309,635	15,930,721
Kosmos Energy Ltd.[a]	108,795	1,229,384
Laredo Petroleum Holdings Inc.[a,b]	30,279	553,803
Marathon Petroleum Corp.	510,876	45,774,490
Murphy Oil Corp.	290,636	18,522,232
Nabors Industries Ltd.	434,651	7,050,039
Newfield Exploration Co.[a]	201,784	4,523,997
Noble Energy Inc.	266,867	30,865,837
Patterson-UTI Energy Inc.	218,889	5,218,314
Pioneer Natural Resources Co.	200,978	24,971,517
Plains Exploration & Production Co.[a]	192,354	9,131,044
QEP Resources Inc.	268,547	8,550,537
Range Resources Corp.	242,804	19,676,836
Rowan Companies PLC[a]	185,735	6,567,590
SandRidge Energy Inc.[a,b]	729,160	3,842,673
SM Energy Co.	96,616	5,721,600
Southwestern Energy Co.[a]	523,419	19,502,592
Tesoro Corp.	211,541	12,385,726
Ultra Petroleum Corp.[a,b]	229,253	4,607,985
Unit Corp.[a]	72,950	3,322,873
Valero Energy Corp.	829,127	37,716,987
Whiting Petroleum Corp.[a]	177,480	9,023,083

Security	Shares	Value

WPX Energy Inc.[a,b]	295,814	$4,738,940

		439,795,585
OIL & GAS SERVICES — 1.12%
Cameron International Corp.[a]	370,206	24,137,431
CARBO Ceramics Inc.	30,102	2,741,389
Dresser-Rand Group Inc.[a]	113,444	6,994,957
FMC Technologies Inc.[a]	358,007	19,472,001
MRC Global Inc.[a]	33,016	1,087,217
Oceaneering International Inc.	162,424	10,786,578
Oil States International Inc.[a]	81,751	6,668,429
RPC Inc.	95,156	1,443,517
SEACOR Holdings Inc.	29,836	2,198,316
Superior Energy Services Inc.[a]	238,624	6,197,065

		81,726,900
PACKAGING & CONTAINERS — 0.93%
Ball Corp.	234,594	11,161,983
Bemis Co. Inc.	155,069	6,258,585
Crown Holdings Inc.[a]	223,653	9,306,201
Greif Inc. Class A	46,536	2,495,260
Owens-Illinois Inc.[a]	247,231	6,588,706
Packaging Corp. of America	147,461	6,616,575
Rock-Tenn Co. Class A	105,881	9,824,698
Sealed Air Corp.	292,752	7,058,251
Silgan Holdings Inc.	67,219	3,176,098
Sonoco Products Co.	151,380	5,296,786

		67,783,143
PHARMACEUTICALS — 2.73%
Actavis Inc.[a]	190,801	17,574,680
AmerisourceBergen Corp.	353,304	18,177,491
BioMarin Pharmaceutical Inc.[a]	183,098	11,399,681
Catamaran Corp.[a]	307,936	16,329,846
DENTSPLY International Inc.[b]	213,030	9,036,733
Endo Health Solutions Inc.[a]	166,466	5,120,494
Forest Laboratories Inc.[a]	398,284	15,150,723
Herbalife Ltd.[b]	163,531	6,124,236
Mead Johnson Nutrition Co. Class A	306,518	23,739,819
Medivation Inc.[a,b]	109,170	5,105,881
Mylan Inc.[a]	608,314	17,604,607
Omnicare Inc.	156,954	6,391,167
Onyx Pharmaceuticals Inc.[a]	107,553	9,557,160
Patterson Companies Inc.	140,135	5,330,735
Perrigo Co.	139,809	16,599,523
Salix Pharmaceuticals Ltd.[a]	91,944	4,705,694
VCA Antech Inc.[a]	131,348	3,085,365

SCHEDULES OF INVESTMENTS	111

Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

March 31, 2013

Security	Shares	Value

Warner Chilcott PLC Class A	252,278	$3,418,367
Zoetis Inc.[a]	148,865	4,972,091

		199,424,293
PIPELINES — 0.20%
ONEOK Inc.	311,445	14,846,583

		14,846,583
REAL ESTATE — 0.47%
Alexander & Baldwin Inc.[a]	63,814	2,281,351
CBRE Group Inc. Class Aa	491,502	12,410,425
Forest City Enterprises Inc. Class Aa	227,820	4,048,361
Howard Hughes Corp. (The)[a]	41,252	3,457,330
Jones Lang LaSalle Inc.	66,201	6,581,041
Realogy Holdings Corp.[a]	72,800	3,555,552
St. Joe Co. (The)[a,b]	96,738	2,055,683

		34,389,743
REAL ESTATE INVESTMENT TRUSTS — 8.12%
Alexandria Real Estate Equities Inc.	92,789	6,586,163
American Campus Communities Inc.	155,744	7,061,433
American Capital Agency Corp.	594,981	19,503,477
Annaly Capital Management Inc.	1,465,629	23,288,845
Apartment Investment and Management Co. Class Ab	215,772	6,615,569
AvalonBay Communities Inc.	171,901	21,774,700
BioMed Realty Trust Inc.	254,398	5,494,997
Boston Properties Inc.	225,156	22,754,265
Brandywine Realty Trust[b]	217,965	3,236,780
BRE Properties Inc. Class A	115,314	5,613,485
Camden Property Trust	126,995	8,722,017
CBL & Associates Properties Inc.	221,669	5,231,388
Chimera Investment Corp.	1,553,129	4,954,481
CommonWealth REIT	177,954	3,993,288
Corporate Office Properties Trust	121,817	3,250,078
Corrections Corp. of America	150,495	5,879,840
DDR Corp.[b]	354,837	6,181,260
Digital Realty Trust Inc.[b]	192,773	12,898,441
Douglas Emmett Inc.[b]	209,857	5,231,735
Duke Realty Corp.	480,612	8,160,792
Equity Lifestyle Properties, Inc.	61,640	4,733,952
Essex Property Trust Inc.	57,059	8,591,944
Extra Space Storage Inc.	166,262	6,529,109

Security	Shares	Value

Federal Realty Investment Trust	96,032	$10,375,297
General Growth Properties Inc.	790,837	15,721,840
Hatteras Financial Corp.	145,855	4,000,803
HCP Inc.	678,066	33,808,371
Health Care REIT Inc.[b]	387,752	26,332,238
Home Properties Inc.	76,057	4,823,535
Hospitality Properties Trust	210,018	5,762,894
Host Hotels & Resorts Inc.	1,080,814	18,903,437
Kilroy Realty Corp.[b]	111,544	5,844,906
Kimco Realty Corp.[b]	608,730	13,635,552
Liberty Property Trust	155,183	6,168,524
Macerich Co. (The)	198,368	12,770,932
Mack-Cali Realty Corp.[b]	133,149	3,809,393
MFA Financial Inc.	532,355	4,961,549
Mid-America Apartment Communities Inc.	61,072	4,217,632
National Retail Properties Inc.[b]	174,029	6,294,629
Piedmont Office Realty Trust Inc. Class A	260,121	5,095,770
Plum Creek Timber Co. Inc.[b]	241,679	12,615,644
Post Properties Inc.	80,833	3,807,234
Prologis Inc.	691,765	27,656,765
Rayonier Inc.[b]	183,547	10,952,249
Realty Income Corp.	294,501	13,355,620
Regency Centers Corp.	134,501	7,116,448
Retail Properties of America Inc. Class Ab	130,329	1,928,869
Senior Housing Properties Trust	281,532	7,553,504
SL Green Realty Corp.[b]	134,516	11,583,173
Tanger Factory Outlet Centers Inc.	138,145	4,998,086
Taubman Centers Inc.	88,317	6,858,698
UDR Inc.	369,536	8,939,076
Ventas Inc.	432,878	31,686,670
Vornado Realty Trust	279,020	23,337,233
Weingarten Realty Investors[b]	182,161	5,747,179
Weyerhaeuser Co.	804,457	25,243,861

		592,195,650
RETAIL — 6.31%
Abercrombie & Fitch Co. Class A	120,585	5,571,027
Advance Auto Parts Inc.	110,485	9,131,585
American Eagle Outfitters Inc.	293,374	5,486,094
Ascena Retail Group Inc.[a]	183,837	3,410,176
AutoNation Inc.[a,b]	52,831	2,311,356
AutoZone Inc.[a,b]	54,119	21,472,796
Bed Bath & Beyond Inc.[a,b]	348,282	22,436,326

112	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

March 31, 2013

Security	Shares	Value

Best Buy Co. Inc.	402,528	$8,915,995
Big Lots Inc.[a,b]	88,728	3,129,437
Brinker International Inc.	106,150	3,996,547
CarMax Inc.[a]	341,336	14,233,711
Chico’s FAS Inc.	252,405	4,240,404
Chipotle Mexican Grill Inc.[a]	47,434	15,457,318
Copart Inc.[a]	153,024	5,245,663
Darden Restaurants Inc.	192,622	9,954,705
Dick’s Sporting Goods Inc.	138,789	6,564,720
Dillard’s Inc. Class A	44,534	3,498,146
Dollar General Corp.[a]	276,541	13,987,444
Dollar Tree Inc.[a]	347,324	16,820,901
DSW Inc. Class A	49,487	3,157,271
Dunkin’ Brands Group Inc.	106,367	3,922,815
Family Dollar Stores Inc.	144,794	8,550,086
Foot Locker Inc.	228,430	7,821,443
GameStop Corp. Class Ab	185,943	5,200,826
Gap Inc. (The)	453,892	16,067,777
GNC Holdings Inc. Class A	102,919	4,042,658
Guess? Inc.	91,349	2,268,196
J.C. Penney Co. Inc.[b]	239,394	3,617,243
Kohl’s Corp.	345,099	15,919,417
L Brands Inc.	363,357	16,227,524
Macy’s Inc.	581,513	24,330,504
MSC Industrial Direct Co. Inc. Class A	67,962	5,829,780
Nordstrom Inc.	223,407	12,338,769
Nu Skin Enterprises Inc. Class Ab	80,141	3,542,232
O’Reilly Automotive Inc.[a]	166,997	17,125,542
Panera Bread Co. Class Aa	42,361	6,999,732
PetSmart Inc.	162,223	10,074,048
PVH Corp.	116,610	12,455,114
Ross Stores Inc.	339,221	20,563,577
Sally Beauty Holdings Inc.[a,b]	232,412	6,828,264
Sears Holdings Corp.[a,b]	54,645	2,730,611
Sears Hometown and Outlet Stores Inc.[a]	11,771	474,960
Signet Jewelers Ltd.	127,514	8,543,438
Staples Inc.	1,034,166	13,888,849
Tiffany & Co.	190,925	13,276,924
Tractor Supply Co.	107,911	11,236,772
Ulta Salon, Cosmetics & Fragrance Inc.[a]	94,173	7,644,022
Urban Outfitters Inc.[a]	160,123	6,203,165
Wendy’s Co. (The)	415,598	2,356,441

Security	Shares	Value

Williams-Sonoma Inc.	132,988	$6,851,542
World Fuel Services Corp.	107,361	4,264,379

		460,218,272
SAVINGS & LOANS — 0.49%
BankUnited Inc.	57,259	1,466,976
Capitol Federal Financial Inc.	225,885	2,726,432
First Niagara Financial Group Inc.	531,657	4,710,481
Hudson City Bancorp Inc.	793,295	6,854,069
New York Community Bancorp Inc.	658,846	9,454,440
People’s United Financial Inc.	501,875	6,745,200
TFS Financial Corp.[a]	120,487	1,304,874
Washington Federal Inc.	158,221	2,768,867

		36,031,339
SEMICONDUCTORS — 3.27%
Advanced Micro Devices Inc.[a,b]	935,641	2,385,885
Altera Corp.	484,891	17,199,084
Analog Devices Inc.	446,796	20,771,546
Applied Materials Inc.	1,793,584	24,177,512
Atmel Corp.[a]	667,358	4,644,812
Avago Technologies Ltd.	364,907	13,107,459
Cree Inc.[a,b]	173,796	9,508,379
Cypress Semiconductor Corp.[a]	214,051	2,360,983
Fairchild Semiconductor International Inc.[a]	188,390	2,663,835
Freescale Semiconductor Ltd.[a,b]	73,030	1,087,417
KLA-Tencor Corp.	250,253	13,198,343
Lam Research Corp.[a,b]	243,499	10,095,469
Linear Technology Corp.	344,862	13,232,355
LSI Corp.[a]	853,582	5,787,286
Marvell Technology Group Ltd.	654,911	6,928,958
Maxim Integrated Products Inc.	437,280	14,277,192
Microchip Technology Inc.	289,989	10,659,996
Micron Technology Inc.[a]	1,481,203	14,782,406
NVIDIA Corp.	926,825	11,881,896
ON Semiconductor Corp.[a]	676,836	5,604,202
PMC-Sierra Inc.[a]	311,346	2,114,039
Rovi Corp.[a]	153,067	3,277,164
Silicon Laboratories Inc.[a]	64,530	2,668,961
Skyworks Solutions Inc.[a]	282,935	6,233,058
Teradyne Inc.[a,b]	281,282	4,562,394
Xilinx Inc.	395,982	15,114,633

		238,325,264
SHIPBUILDING — 0.05%
Huntington Ingalls Industries Inc.	74,169	3,955,433

		3,955,433

SCHEDULES OF INVESTMENTS	113

Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

March 31, 2013

Security	Shares	Value

SOFTWARE — 3.51%
Activision Blizzard Inc.	631,922	$9,207,104
Akamai Technologies Inc.[a,b]	268,776	9,485,105
Allscripts Healthcare Solutions Inc.[a]	255,956	3,478,442
ANSYS Inc.[a]	139,688	11,373,397
Autodesk Inc.[a]	346,043	14,270,813
BMC Software Inc.[a]	214,311	9,929,029
Broadridge Financial Solutions Inc.	188,139	4,673,373
CA Inc.	531,997	13,390,365
Cerner Corp.[a]	217,119	20,572,025
Citrix Systems Inc.[a]	278,801	20,118,280
Compuware Corp.[a]	331,297	4,141,213
Concur Technologies Inc.[a,b]	67,881	4,660,709
Dun & Bradstreet Corp. (The)[b]	61,314	5,128,916
Electronic Arts Inc.[a]	450,122	7,967,159
Fidelity National Information Services Inc.	376,502	14,917,009
Fiserv Inc.[a]	204,430	17,955,087
Informatica Corp.[a]	163,555	5,637,741
Intuit Inc.	440,915	28,946,070
MSCI Inc. Class Aa,b	181,955	6,173,733
NetSuite Inc.[a,b]	47,141	3,774,108
Nuance Communications Inc.[a,b]	363,187	7,329,114
Red Hat Inc.[a]	288,527	14,587,925
ServiceNow Inc.[a,b]	24,465	885,633
SolarWinds Inc.[a]	91,952	5,434,363
Solera Holdings Inc.	104,204	6,078,219
VeriFone Systems Inc.[a,b]	160,286	3,314,715
Workday Inc. Class Aa,b	39,243	2,418,546

		255,848,193
TELECOMMUNICATIONS — 2.47%
Acme Packet Inc.[a]	85,664	2,503,102
Amdocs Ltd.	253,705	9,196,806
Clearwire Corp. Class Aa	534,252	1,730,976
Crown Castle International Corp.[a]	439,479	30,605,318
EchoStar Corp. Class Aa	59,243	2,308,700
Frontier Communications Corp.[b]	1,495,701	5,952,890
Harris Corp.	169,685	7,863,203
IPG Photonics Corp.[b]	48,172	3,199,103
JDS Uniphase Corp.[a]	345,707	4,622,103
Juniper Networks Inc.[a]	791,682	14,677,784
Level 3 Communications Inc.[a,b]	243,781	4,946,316
MetroPCS Communications Inc.[a]	456,761	4,978,695
NeuStar Inc. Class Aa,b	100,669	4,684,129

Security	Shares	Value

NII Holdings Inc.[a,b]	254,213	$1,100,742
Palo Alto Networks Inc.[a]	10,614	600,752
Polycom Inc.[a]	267,753	2,966,703
SBA Communications Corp. Class Aa	181,482	13,070,334
Sprint Nextel Corp.[a]	4,506,672	27,986,433
Telephone & Data Systems Inc.	143,819	3,030,266
tw telecom inc.[a]	225,596	5,682,763
United States Cellular Corp.[a,b]	21,669	780,084
Virgin Media Inc.	417,468	20,443,408
Windstream Corp.	880,886	7,003,044

		179,933,654
TEXTILES — 0.23%
Cintas Corp.	156,363	6,900,299
Mohawk Industries Inc.[a]	85,277	9,646,534

		16,546,833
TOYS, GAMES & HOBBIES — 0.41%
Hasbro Inc.	172,748	7,590,547
Mattel Inc.	510,315	22,346,694

		29,937,241
TRANSPORTATION — 1.16%
C.H. Robinson Worldwide Inc.	243,589	14,483,802
Con-way Inc.	85,443	3,008,448
ERA Group Inc.[a]	31,253	656,313
Expeditors International of Washington Inc.	317,663	11,343,746
Golar LNG Ltd.[b]	65,475	2,419,956
J.B. Hunt Transport Services Inc.	134,841	10,042,958
Kansas City Southern Industries Inc.	164,684	18,263,456
Kirby Corp.[a]	83,839	6,438,835
Landstar System Inc.	71,135	4,061,097
Matson Inc.	64,992	1,598,803
Ryder System Inc.	77,099	4,606,665
Teekay Corp.	53,896	1,938,100
Tidewater Inc.	77,378	3,907,589
UTi Worldwide Inc.	156,003	2,258,923

		85,028,691
TRUCKING & LEASING — 0.05%
GATX Corp.	70,333	3,655,206

		3,655,206

114	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

March 31, 2013

Security	Shares	Value

WATER — 0.24%
American Water Works Co. Inc.	263,914	$10,936,596
Aqua America Inc.	208,645	6,559,799

		17,496,395

TOTAL COMMON STOCKS (Cost: $5,972,827,889)		7,287,148,944

SHORT-TERM INVESTMENTS — 7.27%

MONEY MARKET FUNDS — 7.27%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	469,481,680	469,481,680
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	33,345,946	33,345,946
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	27,375,198	27,375,198

		530,202,824

TOTAL SHORT-TERM INVESTMENTS
(Cost: $530,202,824)		530,202,824

TOTAL INVESTMENTS IN SECURITIES — 107.13%
(Cost: $6,503,030,713)		7,817,351,768
Other Assets, Less Liabilities — (7.13)%		(520,238,833)

NET ASSETS — 100.00%		$7,297,112,935

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	115

Schedule of Investments

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.93%

ADVERTISING — 0.89%
Clear Channel Outdoor Holdings Inc. Class Aa	38,020	$284,770
Interpublic Group of Companies Inc. (The)	39,319	512,327
Lamar Advertising Co. Class Aa	106,871	5,194,999
Omnicom Group Inc.	439,705	25,898,624

		31,890,720
AEROSPACE & DEFENSE — 1.08%
B/E Aerospace Inc.[a]	157,439	9,491,997
Rockwell Collins Inc.	219,853	13,877,121
Spirit AeroSystems Holdings Inc. Class Aa	43,733	830,490
TransDigm Group Inc.	82,243	12,576,600
Triumph Group Inc.	27,245	2,138,732

		38,914,940
AGRICULTURE — 0.71%
Lorillard Inc.	631,483	25,480,339

		25,480,339
AIRLINES — 1.11%
Copa Holdings SA Class A	43,082	5,153,038
Delta Air Lines Inc.[a]	874,612	14,439,844
Southwest Airlines Co.	227,824	3,071,068
United Continental Holdings Inc.[a]	534,847	17,120,452

		39,784,402
APPAREL — 1.90%
Carter’s Inc.[a]	78,409	4,490,484
Deckers Outdoor Corp.[a,b]	35,864	1,997,266
Hanesbrands Inc.[a]	157,069	7,156,064
Michael Kors Holdings Ltd.[a]	136,829	7,770,519
Ralph Lauren Corp.	99,507	16,847,530
Under Armour Inc. Class Aa,b	125,347	6,417,766
VF Corp.	141,411	23,721,695

		68,401,324
AUTO MANUFACTURERS — 0.30%
PACCAR Inc.	129,711	6,558,188
Tesla Motors Inc.[a,b]	113,509	4,300,856

		10,859,044
AUTO PARTS & EQUIPMENT — 1.42%
Allison Transmission Holdings Inc.	42,835	1,028,469
BorgWarner Inc.[a]	184,527	14,271,318

Security	Shares	Value

Delphi Automotive PLC	529,568	$23,512,819
Goodyear Tire & Rubber Co. (The)[a]	394,703	4,977,205
Visteon Corp.[a]	5,129	295,943
WABCO Holdings Inc.[a]	96,324	6,799,511

		50,885,265
BANKS — 0.03%
Signature Bank[a]	13,681	1,077,516

		1,077,516
BEVERAGES — 1.49%
Brown-Forman Corp. Class B NVS	211,141	15,075,467
Coca-Cola Enterprises Inc.	33,216	1,226,335
Dr Pepper Snapple Group Inc.	342,064	16,059,905
Green Mountain Coffee Roasters Inc.[a,b]	187,504	10,642,727
Monster Beverage Corp.[a]	218,382	10,425,557

		53,429,991
BIOTECHNOLOGY — 2.81%
Alexion Pharmaceuticals Inc.[a]	309,696	28,535,389
ARIAD Pharmaceuticals Inc.[a]	292,722	5,295,341
Charles River Laboratories International Inc.[a]	50,314	2,227,401
Illumina Inc.[a,b]	198,684	10,728,936
Incyte Corp.[a,b]	154,710	3,621,761
Life Technologies Corp.[a]	27,204	1,758,194
Myriad Genetics Inc.[a]	129,967	3,301,162
Regeneron Pharmaceuticals Inc.[a]	124,610	21,981,204
United Therapeutics Corp.[a,b]	77,152	4,696,242
Vertex Pharmaceuticals Inc.[a]	339,871	18,686,108

		100,831,738
BUILDING MATERIALS — 0.67%
Armstrong World Industries Inc.	34,178	1,910,208
Fortune Brands Home & Security Inc.[a]	42,811	1,602,416
Lennox International Inc.	82,212	5,219,640
Martin Marietta Materials Inc.	37,569	3,832,789
Masco Corp.	574,991	11,643,568

		24,208,621
CHEMICALS — 4.61%
Airgas Inc.	110,887	10,995,555
Albemarle Corp.	80,838	5,053,992
Celanese Corp. Series A	251,893	11,095,886
CF Industries Holdings Inc.	23,394	4,453,516
Eastman Chemical Co.	202,264	14,132,186
FMC Corp.	221,557	12,635,396

116	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value

International Flavors & Fragrances Inc.	130,626	$10,015,095
Intrepid Potash Inc.	40,967	768,541
NewMarket Corp.	14,077	3,665,088
PPG Industries Inc.	228,249	30,571,671
Rockwood Holdings Inc.	32,998	2,159,389
RPM International Inc.	83,302	2,630,677
Sherwin-Williams Co. (The)	140,100	23,661,489
Sigma-Aldrich Corp.	195,237	15,166,010
Valspar Corp. (The)	149,861	9,328,847
W.R. Grace & Co.[a]	109,686	8,501,762
Westlake Chemical Corp.	7,368	688,908

		165,524,008
COMMERCIAL SERVICES — 4.96%
Aaron’s Inc.	93,508	2,681,810
Alliance Data Systems Corp.[a,b]	81,042	13,119,889
Apollo Group Inc. Class Aa,b	153,826	2,675,034
Equifax Inc.	174,397	10,043,523
FleetCor Technologies Inc.[a]	78,453	6,014,992
Gartner Inc.[a]	150,536	8,190,664
Genpact Ltd.	164,239	2,987,507
Global Payments Inc.	126,828	6,298,279
H&R Block Inc.	277,588	8,166,639
Hertz Global Holdings Inc.[a]	225,740	5,024,972
Iron Mountain Inc.	249,695	9,066,426
ITT Educational Services Inc.[a,b]	38,319	528,036
Lender Processing Services Inc.	136,729	3,481,120
Moody’s Corp.	316,756	16,889,430
Morningstar Inc.	36,301	2,538,166
Paychex Inc.	487,661	17,102,271
Robert Half International Inc.	229,978	8,631,074
Rollins Inc.	103,393	2,538,298
SAIC Inc.	161,201	2,184,274
SEI Investments Co.	221,184	6,381,158
Total System Services Inc.	224,305	5,558,278
United Rentals Inc.[a,b]	150,802	8,289,586
Vantiv Inc. Class Aa,b	63,600	1,509,864
Verisk Analytics Inc. Class Aa	204,337	12,593,289
Weight Watchers International Inc.[b]	42,540	1,791,359
Western Union Co.	922,750	13,878,160

		178,164,098

Security	Shares	Value

COMPUTERS — 2.35%
Cadence Design Systems Inc.[a,b]	442,303	$6,161,281
Diebold Inc.	7,611	230,766
DST Systems Inc.	8,369	596,459
Fortinet Inc.[a]	210,590	4,986,771
Fusion-io Inc.[a,b]	108,015	1,768,206
IHS Inc. Class Aa	81,031	8,485,566
Jack Henry & Associates Inc.	140,566	6,495,555
MICROS Systems Inc.[a,b]	129,168	5,878,436
NCR Corp.[a]	255,444	7,040,037
NetApp Inc.[a]	392,006	13,390,925
Riverbed Technology Inc.[a]	263,233	3,924,804
Stratasys Ltd.[a,b]	20,566	1,526,408
Synopsys Inc.[a]	18,571	666,327
Teradata Corp.[a]	272,346	15,934,964
Western Digital Corp.	145,468	7,314,131

		84,400,636
COSMETICS & PERSONAL CARE — 0.31%
Avon Products Inc.	536,044	11,112,192

		11,112,192
DISTRIBUTION & WHOLESALE — 2.34%
Fastenal Co.	477,509	24,520,087
Fossil Inc.[a]	88,091	8,509,591
Genuine Parts Co.	251,652	19,628,856
LKQ Corp.[a]	474,735	10,330,233
W.W. Grainger Inc.	94,266	21,207,965

		84,196,732
DIVERSIFIED FINANCIAL SERVICES — 2.49%
Affiliated Managers Group Inc.[a]	61,758	9,484,176
CBOE Holdings Inc.	121,631	4,493,049
Eaton Vance Corp. NVS	186,231	7,790,043
Federated Investors Inc. Class B	123,812	2,930,630
IntercontinentalExchange Inc.[a]	117,412	19,146,375
Lazard Ltd. Class A	184,039	6,281,251
LPL Financial Holdings Inc.	69,854	2,252,093
T. Rowe Price Group Inc.	411,275	30,792,159
Waddell & Reed Financial Inc. Class A	139,394	6,102,669

		89,272,445

SCHEDULES OF INVESTMENTS	117

Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value

ELECTRIC — 0.21%
ITC Holdings Corp.	82,641	$7,376,536

		7,376,536
ELECTRICAL COMPONENTS & EQUIPMENT — 0.69%
AMETEK Inc.	389,247	16,877,750
General Cable Corp.[a]	5,475	200,549
Hubbell Inc. Class B	78,835	7,655,667

		24,733,966
ELECTRONICS — 2.65%
Agilent Technologies Inc.	560,615	23,529,011
Amphenol Corp. Class A	261,463	19,518,213
FLIR Systems Inc.	189,012	4,916,202
Garmin Ltd.	12,440	411,018
Gentex Corp.	231,477	4,631,855
Jabil Circuit Inc.	53,985	997,643
Mettler-Toledo International Inc.[a]	50,617	10,792,557
National Instruments Corp.	151,302	4,955,140
Trimble Navigation Ltd.[a]	402,796	12,067,768
Waters Corp.[a,b]	143,044	13,433,262

		95,252,669
ENGINEERING & CONSTRUCTION — 0.54%
Chicago Bridge & Iron Co. NV	95,899	5,955,328
Fluor Corp.	203,421	13,492,915

		19,448,243
ENTERTAINMENT — 0.44%
Bally Technologies Inc.[a]	65,641	3,411,363
Cinemark Holdings Inc.	185,302	5,455,291
Dolby Laboratories Inc. Class A	45,424	1,524,429
International Game Technology	239,138	3,945,777
Madison Square Garden Inc. Class Aa	5,411	311,674
Penn National Gaming Inc.[a]	8,174	444,911
Regal Entertainment Group Class Ab	49,277	821,447

		15,914,892
ENVIRONMENTAL CONTROL — 0.57%
Clean Harbors Inc.[a,b]	87,011	5,054,469
Covanta Holding Corp.	12,846	258,847
Stericycle Inc.[a]	137,001	14,546,766
Waste Connections Inc.	11,938	429,529

		20,289,611

Security	Shares	Value

FOOD — 4.21%
Campbell Soup Co.	221,388	$10,042,160
Dean Foods Co.[a]	254,396	4,612,199
Flowers Foods Inc.	181,571	5,980,949
Fresh Market Inc. (The)[a]	44,875	1,919,304
H.J. Heinz Co.	321,575	23,240,225
Hershey Co. (The)	242,155	21,195,827
Hillshire Brands Co.	162,570	5,714,335
Hormel Foods Corp.	123,407	5,099,177
Ingredion Inc.	26,057	1,884,442
Kroger Co. (The)	850,937	28,200,052
McCormick & Co. Inc. NVS	214,143	15,750,218
Safeway Inc.	54,459	1,434,995
WhiteWave Foods Co. Class Aa,b	20,938	357,412
Whole Foods Market Inc.	295,981	25,676,352

		151,107,647
GAS — 0.04%
Questar Corp.	64,790	1,576,341

		1,576,341
HAND & MACHINE TOOLS — 0.25%
Lincoln Electric Holdings Inc.	134,659	7,295,825
Snap-on Inc.	18,706	1,546,986

		8,842,811
HEALTH CARE — PRODUCTS — 2.75%
Bruker Corp.[a]	149,534	2,856,099
C.R. Bard Inc.	135,097	13,615,076
Cooper Companies Inc. (The)	22,648	2,443,266
Edwards Lifesciences Corp.[a]	185,028	15,201,901
Henry Schein Inc.[a]	82,061	7,594,746
IDEXX Laboratories Inc.[a,b]	88,598	8,185,569
ResMed Inc.[b]	229,754	10,651,395
Sirona Dental Systems Inc.[a]	16,502	1,216,693
St. Jude Medical Inc.	351,688	14,222,263
TECHNE Corp.	59,764	4,054,987
Thoratec Corp.[a]	94,460	3,542,250
Varian Medical Systems Inc.[a,b]	179,504	12,924,288
Zimmer Holdings Inc.	28,273	2,126,695

		98,635,228
HEALTH CARE — SERVICES — 1.18%
Covance Inc.[a]	5,794	430,610
DaVita HealthCare Partners Inc.[a]	151,724	17,992,949
HCA Holdings Inc.	172,246	6,998,355

118	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value

Laboratory Corp. of America Holdings[a]	156,342	$14,102,049
Quest Diagnostics Inc.	30,329	1,712,072
Tenet Healthcare Corp.[a]	10,414	495,498
Universal Health Services Inc. Class B	8,545	545,769

		42,277,302
HOLDING COMPANIES — DIVERSIFIED — 0.06%
Leucadia National Corp.	74,834	2,052,697

		2,052,697
HOME BUILDERS — 0.25%
D.R. Horton Inc.	33,466	813,224
NVR Inc.[a]	7,275	7,857,800
Thor Industries Inc.	4,622	170,043

		8,841,067
HOME FURNISHINGS — 0.13%
Tempur-Pedic International Inc.[a,b]	96,462	4,787,409

		4,787,409
HOUSEHOLD PRODUCTS & WARES — 0.61%
Church & Dwight Co. Inc.	138,076	8,923,852
Clorox Co. (The)	13,181	1,166,914
Jarden Corp.[a]	44,089	1,889,213
Scotts Miracle-Gro Co. (The) Class A	60,057	2,596,865
Tupperware Brands Corp.	90,330	7,383,574

		21,960,418
HOUSEWARES — 0.12%
Toro Co. (The)	96,677	4,451,009

		4,451,009
INSURANCE — 0.59%
Allied World Assurance Co. Holdings Ltd.	29,661	2,750,168
Aon PLC	44,393	2,730,170
Arch Capital Group Ltd.[a]	24,769	1,302,106
Arthur J. Gallagher & Co.	191,363	7,905,206
Brown & Brown Inc.	16,154	517,574
Endurance Specialty Holdings Ltd.	6,881	328,981
Erie Indemnity Co. Class A	41,491	3,133,815
Hanover Insurance Group Inc. (The)	33,260	1,652,357
Validus Holdings Ltd.	23,766	888,135

		21,208,512

Security	Shares	Value

INTERNET — 3.19%
AOL Inc.[a]	28,628	$1,101,892
Equinix Inc.[a,b]	77,616	16,789,117
Expedia Inc.	88,000	5,280,880
F5 Networks Inc.[a]	127,820	11,386,206
Groupon Inc.[a]	67,515	413,192
HomeAway Inc.[a]	46,414	1,508,455
IAC/InterActiveCorp	19,200	857,856
Liberty Interactive Corp. Series Aa	129,259	2,763,557
Liberty Ventures Series Aa	8,511	643,261
LinkedIn Corp. Class Aa	105,376	18,552,498
Netflix Inc.[a]	89,522	16,956,362
Pandora Media Inc.[a,b]	163,969	2,321,801
Rackspace Hosting Inc.[a,b]	175,559	8,862,218
Splunk Inc.[a]	25,329	1,013,920
Symantec Corp.[a]	66,651	1,644,947
TIBCO Software Inc.[a]	265,819	5,374,860
TripAdvisor Inc.[a,b]	139,525	7,327,853
VeriSign Inc.[a]	234,040	11,065,411
Zynga Inc. Class Aa,b	225,538	757,808

		114,622,094
IRON & STEEL — 0.04%
Carpenter Technology Corp.	5,757	283,762
Steel Dynamics Inc.	75,595	1,199,693

		1,483,455
LEISURE TIME — 0.84%
Harley-Davidson Inc.	373,580	19,911,814
Norwegian Cruise Line Holdings Ltd.[a]	22,057	653,990
Polaris Industries Inc.	104,145	9,632,371

		30,198,175
LODGING — 1.83%
Choice Hotels International Inc.	3,565	150,835
Marriott International Inc. Class A	356,729	15,064,666
Starwood Hotels & Resorts Worldwide Inc.	318,922	20,324,899
Wyndham Worldwide Corp.	220,382	14,210,231
Wynn Resorts Ltd.	128,701	16,108,217

		65,858,848
MACHINERY — 2.61%
Babcock & Wilcox Co. (The)	191,155	5,430,714
Flowserve Corp.	71,642	12,015,080
Graco Inc.	97,638	5,665,933

SCHEDULES OF INVESTMENTS	119

Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value

IDEX Corp.	26,036	$1,390,843
Joy Global Inc.	170,305	10,136,554
Manitowoc Co. Inc. (The)	162,774	3,346,633
Nordson Corp.	95,924	6,326,188
Rockwell Automation Inc.	230,269	19,883,728
Roper Industries Inc.	157,226	20,016,442
Wabtec Corp.	77,456	7,909,032
Xylem Inc.	33,224	915,653
Zebra Technologies Corp. Class Aa	13,331	628,290

		93,665,090
MANUFACTURING — 1.99%
AptarGroup Inc.	35,896	2,058,636
Carlisle Companies Inc.	8,613	583,875
Colfax Corp.[a]	15,768	733,843
Donaldson Co. Inc.	239,669	8,673,621
Eaton Corp. PLC	136,444	8,357,195
Ingersoll-Rand PLC	395,180	21,738,852
ITT Corp.	35,999	1,023,452
Pall Corp.	186,493	12,750,526
Parker Hannifin Corp.	109,401	10,018,944
Polypore International Inc.[a,b]	75,089	3,017,076
SPX Corp.	22,916	1,809,447
Textron Inc.	28,856	860,197

		71,625,664
MEDIA — 4.12%
AMC Networks Inc. Class Aa	92,218	5,826,333
Cablevision NY Group Class A	36,310	543,198
Charter Communications Inc. Class Aa,b	78,502	8,178,338
Discovery Communications Inc. Series Aa,b	385,148	30,326,554
DISH Network Corp. Class A	256,736	9,730,295
FactSet Research Systems Inc.	72,542	6,717,389
John Wiley & Sons Inc. Class A	32,267	1,257,122
Liberty Global Inc. Series Aa,b	422,948	31,044,383
Liberty Media Corp.[a]	11,448	1,277,940
McGraw-Hill Companies Inc. (The)	451,285	23,502,923
Nielsen Holdings NV	48,184	1,725,951
Scripps Networks Interactive Inc. Class A	136,771	8,799,846
Sirius XM Radio Inc.[b]	6,133,199	18,890,253
Starz Liberty Capital Series Aa	11,448	253,573

		148,074,098

Security	Shares	Value

METAL FABRICATE & HARDWARE — 0.18%
Timken Co. (The)	12,420	$702,723
Valmont Industries Inc.	37,610	5,914,925

		6,617,648
MINING — 0.41%
Allied Nevada Gold Corp.[a,b]	145,265	2,391,062
Compass Minerals International Inc.	53,027	4,183,830
Molycorp Inc.[a,b]	39,096	203,299
Royal Gold Inc.	103,215	7,331,362
Tahoe Resources Inc.[a]	28,254	496,988

		14,606,541
OFFICE & BUSINESS EQUIPMENT — 0.07%
Pitney Bowes Inc.[b]	167,881	2,494,712

		2,494,712
OIL & GAS — 3.61%
Atwood Oceanics Inc.[a]	29,028	1,525,131
Cabot Oil & Gas Corp.	338,530	22,888,013
Cheniere Energy Inc.[a]	226,999	6,355,972
Cobalt International Energy Inc.[a,b]	278,745	7,860,609
Concho Resources Inc.[a]	167,947	16,363,076
Continental Resources Inc.[a]	68,000	5,911,240
Helmerich & Payne Inc.	36,059	2,188,781
Kosmos Energy Ltd.[a]	114,897	1,298,336
Laredo Petroleum Holdings Inc.[a,b]	29,707	543,341
Noble Energy Inc.	63,527	7,347,533
Pioneer Natural Resources Co.	180,109	22,378,543
Range Resources Corp.[b]	261,728	21,210,437
SM Energy Co.	86,566	5,126,439
Southwestern Energy Co.[a]	195,459	7,282,803
Whiting Petroleum Corp.a	26,616	1,353,158

		129,633,412
OIL & GAS SERVICES — 2.01%
Cameron International Corp.[a]	305,191	19,898,453
CARBO Ceramics Inc.[b]	31,907	2,905,771
Dresser-Rand Group Inc.[a]	121,648	7,500,816
FMC Technologies Inc.[a]	385,824	20,984,967
MRC Global Inc.[a]	23,319	767,895
Oceaneering International Inc.	174,964	11,619,359
Oil States International Inc.[a]	76,071	6,205,111
RPC Inc.	85,669	1,299,599
SEACOR Holdings Inc.	14,437	1,063,718

		72,245,689

120	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value

PACKAGING & CONTAINERS — 0.86%
Ball Corp.	252,332	$12,005,957
Crown Holdings Inc.[a]	57,777	2,404,101
Owens-Illinois Inc.[a]	196,061	5,225,026
Packaging Corp. of America	144,775	6,496,054
Rock-Tenn Co. Class A	13,031	1,209,146
Silgan Holdings Inc.	72,308	3,416,553

		30,756,837
PHARMACEUTICALS — 4.92%
Actavis Inc.[a]	205,656	18,942,974
AmerisourceBergen Corp.	379,369	19,518,535
BioMarin Pharmaceutical Inc.[a]	196,665	12,244,363
Catamaran Corp.[a]	330,262	17,513,794
DENTSPLY International Inc.	101,419	4,302,194
Endo Health Solutions Inc.[a]	112,637	3,464,714
Herbalife Ltd.[b]	173,882	6,511,881
Mead Johnson Nutrition Co. Class A	328,816	25,466,799
Medivation Inc.[a,b]	116,599	5,453,335
Mylan Inc.[a]	602,113	17,425,150
Onyx Pharmaceuticals Inc.[a,b]	115,628	10,274,704
Patterson Companies Inc.	139,368	5,301,559
Perrigo Co.	150,799	17,904,365
Salix Pharmaceuticals Ltd.[a]	98,475	5,039,951
Warner Chilcott PLC Class A	271,651	3,680,871
Zoetis Inc.[a]	111,410	3,721,094

		176,766,283
PIPELINES — 0.45%
ONEOK Inc.	335,647	16,000,292

		16,000,292
REAL ESTATE — 0.41%
Alexander & Baldwin Inc.[a]	4,584	163,878
CBRE Group Inc. Class Aa	528,061	13,333,540
Realogy Holdings Corp.[a]	19,999	976,751
St. Joe Co. (The)[a,b]	11,895	252,769

		14,726,938
REAL ESTATE INVESTMENT TRUSTS — 3.20%
American Campus Communities Inc.	16,314	739,677
Apartment Investment and Management Co. Class A	164,990	5,058,593
Boston Properties Inc.	40,672	4,110,312
BRE Properties Inc. Class A	34,915	1,699,662
Camden Property Trust	102,624	7,048,216
Digital Realty Trust Inc.[b]	206,941	13,846,422

Security	Shares	Value

Equity Lifestyle Properties, Inc.	54,716	$4,202,189
Essex Property Trust Inc.	61,212	9,217,303
Extra Space Storage Inc.	112,407	4,414,223
Federal Realty Investment Trust	80,736	8,722,718
HCP Inc.	50,780	2,531,891
Home Properties Inc.	43,818	2,778,938
Kilroy Realty Corp.	9,190	481,556
Mid-America Apartment Communities Inc.	62,696	4,329,786
Plum Creek Timber Co. Inc.[b]	260,038	13,573,984
Post Properties Inc.	35,622	1,677,796
Rayonier Inc.	156,238	9,322,722
Regency Centers Corp.	87,484	4,628,778
Tanger Factory Outlet Centers Inc.	149,241	5,399,539
Taubman Centers Inc.	29,643	2,302,075
Weyerhaeuser Co.	277,449	8,706,350

		114,792,730
RETAIL — 10.07%
Advance Auto Parts Inc.	118,311	9,778,404
American Eagle Outfitters Inc.	244,947	4,580,509
Ascena Retail Group Inc.[a]	197,097	3,656,149
AutoNation Inc.[a]	30,319	1,326,456
AutoZone Inc.[a,b]	58,178	23,083,285
Bed Bath & Beyond Inc.[a]	375,013	24,158,338
Big Lots Inc.[a,b]	96,308	3,396,783
Brinker International Inc.	114,166	4,298,350
CarMax Inc.[a]	66,631	2,778,513
Chico’s FAS Inc.	190,243	3,196,082
Chipotle Mexican Grill Inc.[a]	51,178	16,677,375
Copart Inc.[a]	163,998	5,621,851
Darden Restaurants Inc.	207,126	10,704,272
Dick’s Sporting Goods Inc.	149,562	7,074,283
Dollar General Corp.[a]	297,386	15,041,784
Dollar Tree Inc.[a]	374,498	18,136,938
DSW Inc. Class A	49,861	3,181,132
Dunkin’ Brands Group Inc.	114,907	4,237,770
Family Dollar Stores Inc.	155,735	9,196,152
Foot Locker Inc.	50,282	1,721,656
Gap Inc. (The)	489,171	17,316,653
GNC Holdings Inc. Class A	111,379	4,374,967
Kohl’s Corp.	25,978	1,198,365
L Brands Inc.	389,668	17,402,573
Macy’s Inc.	84,456	3,533,639
MSC Industrial Direct Co. Inc. Class A	73,324	6,289,733

SCHEDULES OF INVESTMENTS	121

Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value

Nordstrom Inc.	240,215	$13,267,074
Nu Skin Enterprises Inc. Class A	86,612	3,828,250
O’Reilly Automotive Inc.[a]	179,528	18,410,596
Panera Bread Co. Class Aa	45,715	7,553,947
PetSmart Inc.	174,431	10,832,165
PVH Corp.	115,211	12,305,687
Ross Stores Inc.	365,451	22,153,640
Sally Beauty Holdings Inc.[a]	233,397	6,857,204
Tiffany & Co.	171,527	11,927,988
Tractor Supply Co.	116,022	12,081,371
Ulta Salon, Cosmetics & Fragrance Inc.[a]	101,213	8,215,459
Urban Outfitters Inc.[a]	171,599	6,647,745
Williams-Sonoma Inc.	79,598	4,100,889
World Fuel Services Corp.	37,021	1,470,474

		361,614,501
SAVINGS & LOANS — 0.04%
People’s United Financial Inc.	116,971	1,572,090

		1,572,090
SEMICONDUCTORS — 3.02%
Advanced Micro Devices Inc.[a,b]	1,007,294	2,568,600
Altera Corp.	520,658	18,467,739
Analog Devices Inc.	41,377	1,923,617
Atmel Corp.[a]	61,428	427,539
Avago Technologies Ltd.	369,562	13,274,667
Cypress Semiconductor Corp.[a]	137,023	1,511,364
Freescale Semiconductor Ltd.[a]	77,435	1,153,007
Lam Research Corp.[a]	82,745	3,430,608
Linear Technology Corp.	371,847	14,267,769
LSI Corp.[a]	914,222	6,198,425
Maxim Integrated Products Inc.	234,843	7,667,624
Microchip Technology Inc.	311,922	11,466,253
Rovi Corp.[a]	34,103	730,145
Silicon Laboratories Inc.[a]	63,243	2,615,730
Skyworks Solutions Inc.[a]	272,567	6,004,651
Teradyne Inc.[a,b]	38,116	618,242
Xilinx Inc.	426,089	16,263,817

		108,589,797
SOFTWARE — 5.91%
Akamai Technologies Inc.[a]	266,675	9,410,961
ANSYS Inc.[a]	150,066	12,218,374
Autodesk Inc.[a]	372,019	15,342,064
BMC Software Inc.[a]	230,469	10,677,629
Broadridge Financial Solutions Inc.	201,560	5,006,750

Security	Shares	Value

CA Inc.	33,219	$836,122
Cerner Corp.[a]	233,791	22,151,697
Citrix Systems Inc.[a]	300,345	21,672,895
Compuware Corp.[a]	19,794	247,425
Concur Technologies Inc.[a,b]	73,438	5,042,253
Dun & Bradstreet Corp. (The)	44,389	3,713,140
Fiserv Inc.[a]	182,268	16,008,598
Informatica Corp.[a]	174,276	6,007,294
Intuit Inc.	473,449	31,081,927
MSCI Inc. Class Aa	196,661	6,672,708
NetSuite Inc.[a,b]	50,800	4,067,048
Nuance Communications Inc.[a,b]	388,880	7,847,598
Red Hat Inc.[a]	311,443	15,746,558
ServiceNow Inc.[a,b]	19,189	694,642
SolarWinds Inc.[a]	99,207	5,863,134
Solera Holdings Inc.	111,758	6,518,844
VeriFone Systems Inc.[a]	173,316	3,584,175
Workday Inc. Class Aa	31,262	1,926,677

		212,338,513
TELECOMMUNICATIONS — 2.70%
Acme Packet Inc.[a]	93,807	2,741,041
Crown Castle International Corp.[a]	472,312	32,891,808
EchoStar Corp. Class Aa	17,498	681,897
Harris Corp.	55,065	2,551,712
IPG Photonics Corp.[b]	51,390	3,412,810
Level 3 Communications Inc.[a,b]	134,870	2,736,512
NeuStar Inc. Class Aa	107,978	5,024,216
Palo Alto Networks Inc.[a]	8,729	494,061
SBA Communications Corp. Class Aa,b	195,885	14,107,638
tw telecom inc.[a]	242,065	6,097,617
Virgin Media Inc.	448,143	21,945,563
Windstream Corp.	562,669	4,473,219

		97,158,094
TEXTILES — 0.09%
Cintas Corp.	75,457	3,329,917

		3,329,917
TOYS, GAMES & HOBBIES — 0.72%
Hasbro Inc.	167,658	7,366,893
Mattel Inc.	425,504	18,632,820

		25,999,713
TRANSPORTATION — 1.86%
C.H. Robinson Worldwide Inc.	262,589	15,613,542
Con-way Inc.	49,050	1,727,051

122	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

March 31, 2013

Security	Shares	Value

ERA Group Inc.[a]	15,333	$321,993
Expeditors International of Washington Inc.	309,006	11,034,604
Golar LNG Ltd.	70,375	2,601,060
J.B. Hunt Transport Services Inc.	144,528	10,764,446
Kansas City Southern Industries Inc.	138,160	15,321,944
Kirby Corp.a,[b]	66,575	5,112,960
Landstar System Inc.	75,738	4,323,882
Matson Inc.	4,584	112,766

		66,934,248
WATER — 0.02%
Aqua America Inc.	24,649	774,965

		774,965

TOTAL COMMON STOCKS (Cost: $2,890,751,082)		3,589,670,713

SHORT-TERM INVESTMENTS — 7.05%

MONEY MARKET FUNDS — 7.05%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	228,914,555	228,914,555
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	16,259,149	16,259,149
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	8,162,666	8,162,666

		253,336,370

TOTAL SHORT-TERM INVESTMENTS (Cost: $253,336,370)		253,336,370

TOTAL INVESTMENTS IN SECURITIES — 106.98%
(Cost: $3,144,087,452)		3,843,007,083
Other Assets, Less Liabilities — (6.98)%		(250,609,223)

NET ASSETS — 100.00%		$3,592,397,860

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	123

Schedule of Investments

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.84%

ADVERTISING — 0.22%
Clear Channel Outdoor Holdings Inc. Class Aa	31,721	$237,590
Interpublic Group of Companies Inc. (The)	692,120	9,018,324
Lamar Advertising Co. Class Aa	19,109	928,888

		10,184,802
AEROSPACE & DEFENSE — 0.61%
Alliant Techsystems Inc.	59,067	4,278,223
Exelis Inc.	336,923	3,669,091
L-3 Communications Holdings Inc.	160,154	12,959,662
Spirit AeroSystems Holdings Inc. Class Aa	166,079	3,153,840
Triumph Group Inc.	58,595	4,599,708

		28,660,524
AGRICULTURE — 0.41%
Bunge Ltd.[b]	260,043	19,198,975

		19,198,975
AIRLINES — 0.52%
Copa Holdings SA Class A	11,307	1,352,430
Delta Air Lines Inc.[a]	544,672	8,992,535
Southwest Airlines Co.	1,043,997	14,073,080

		24,418,045
APPAREL — 0.03%
Deckers Outdoor Corp.[a,b]	24,181	1,346,640

		1,346,640
AUTO MANUFACTURERS — 0.77%
Navistar International Corp.[a,b]	125,680	4,344,758
Oshkosh Corp.[a]	162,966	6,924,425
PACCAR Inc.	490,607	24,805,090

		36,074,273
AUTO PARTS & EQUIPMENT — 0.54%
Lear Corp.	176,972	9,710,454
TRW Automotive Holdings Corp.[a]	178,748	9,831,140
Visteon Corp.[a]	88,147	5,086,082
WABCO Holdings Inc.[a]	8,565	604,603

		25,232,279

Security	Shares	Value

BANKS — 5.69%
Associated Banc-Corp	312,803	$4,751,478
Bank of Hawaii Corp.[b]	80,090	4,069,373
BOK Financial Corp.	45,646	2,843,746
CapitalSource Inc.	380,830	3,663,585
CIT Group Inc.[a]	358,288	15,578,362
City National Corp.	82,169	4,840,576
Comerica Inc.	349,543	12,566,071
Commerce Bancshares Inc.	139,009	5,675,737
Cullen/Frost Bankers Inc.	95,013	5,941,163
East West Bancorp Inc.	257,765	6,616,828
Fifth Third Bancorp	1,634,821	26,663,930
First Citizens BancShares Inc. Class A	8,399	1,534,497
First Horizon National Corp.	447,797	4,782,472
First Republic Bank	182,839	7,061,242
Fulton Financial Corp.	361,623	4,230,989
Huntington Bancshares Inc.	1,537,952	11,365,465
KeyCorp	1,699,630	16,928,315
M&T Bank Corp.	224,913	23,202,025
Northern Trust Corp.	384,076	20,955,187
Popular Inc.[a]	182,210	5,030,818
Regions Financial Corp.	2,516,552	20,610,561
Signature Bank[a]	71,623	5,641,027
SunTrust Banks Inc.	956,163	27,547,056
SVB Financial Group[a]	78,553	5,572,550
Synovus Financial Corp.	1,072,698	2,971,373
TCF Financial Corp.	291,956	4,367,662
Valley National Bancorp[b]	356,163	3,647,109
Zions Bancorp	327,917	8,194,646

		266,853,843
BEVERAGES — 1.35%
Beam Inc.	280,875	17,846,798
Brown-Forman Corp. Class B NVS	33,837	2,415,962
Coca-Cola Enterprises Inc.	460,374	16,997,008
Constellation Brands Inc. Class Aa	262,063	12,484,681
Green Mountain Coffee Roasters Inc.[a,b]	38,664	2,194,569
Molson Coors Brewing Co. Class B NVS	227,880	11,150,168

		63,089,186

124	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

BIOTECHNOLOGY — 0.53%
Bio-Rad Laboratories Inc. Class Aa	36,460	$4,593,960
Charles River Laboratories International Inc.[a]	33,077	1,464,319
Life Technologies Corp.[a]	288,423	18,640,778

		24,699,057
BUILDING MATERIALS — 0.71%
Fortune Brands Home & Security Inc.[a]	237,565	8,892,058
Martin Marietta Materials Inc.	40,354	4,116,915
Owens Corning[a]	216,608	8,540,854
Vulcan Materials Co.	229,943	11,888,053

		33,437,880
CHEMICALS — 1.42%
Albemarle Corp.	69,054	4,317,256
Ashland Inc.	139,441	10,360,466
Cabot Corp.	114,375	3,911,625
CF Industries Holdings Inc.	90,857	17,296,447
Cytec Industries Inc.	82,037	6,077,301
Eastman Chemical Co.	49,083	3,429,429
Huntsman Corp.	339,575	6,312,699
Intrepid Potash Inc.	50,915	955,166
Kronos Worldwide Inc.[b]	33,458	523,618
Rockwood Holdings Inc.	85,373	5,586,809
RPM International Inc.	142,385	4,496,518
W.R. Grace & Co.[a]	11,521	892,993
Westlake Chemical Corp.	27,386	2,560,591

		66,720,918
COAL — 0.65%
Alpha Natural Resources Inc.[a,b]	392,105	3,219,182
CONSOL Energy Inc.	404,445	13,609,574
Peabody Energy Corp.	484,021	10,237,044
Walter Energy Inc.	111,031	3,164,384

		30,230,184
COMMERCIAL SERVICES — 1.47%
Aaron’s Inc.	32,611	935,283
Booz Allen Hamilton Holding Corp.	44,624	599,747
CoreLogic Inc.[a]	171,494	4,434,835
DeVry Inc.	116,412	3,696,081
Equifax Inc.	21,429	1,234,096

Security	Shares	Value

Genpact Ltd.	44,575	$810,819
H&R Block Inc.	181,809	5,348,821
Hertz Global Holdings Inc.[a,b]	192,056	4,275,167
Iron Mountain Inc.	20,713	752,089
KAR Auction Services Inc.	52,700	1,055,581
Manpower Inc.	143,557	8,142,553
Paychex Inc.	39,218	1,375,375
Quanta Services Inc.[a]	371,645	10,621,614
R.R. Donnelley & Sons Co.[b]	324,987	3,916,093
SAIC Inc.	330,688	4,480,822
Service Corp. International	383,024	6,407,991
Total System Services Inc.	41,015	1,016,352
Towers Watson & Co. Class A	107,868	7,477,410
Verisk Analytics Inc. Class Aa	35,763	2,204,074

		68,784,803
COMPUTERS — 1.75%
Brocade Communications Systems Inc.[a]	807,088	4,656,898
Computer Sciences Corp.	275,848	13,579,997
Diebold Inc.	102,797	3,116,805
DST Systems Inc.	50,540	3,601,986
Lexmark International Inc. Class A	113,405	2,993,892
NetApp Inc.[a]	211,866	7,237,342
SanDisk Corp.[a]	434,127	23,876,985
Stratasys Ltd.[a,b]	29,918	2,220,514
Synopsys Inc.[a]	253,751	9,104,586
Western Digital Corp.	234,092	11,770,146

		82,159,151
COSMETICS & PERSONAL CARE — 0.08%
Avon Products Inc.	176,520	3,659,260

		3,659,260
DISTRIBUTION & WHOLESALE — 0.40%
Arrow Electronics Inc.[a]	188,510	7,657,276
Ingram Micro Inc. Class Aa	272,045	5,353,846
WESCO International Inc.[a,b]	77,337	5,615,439

		18,626,561
DIVERSIFIED FINANCIAL SERVICES — 2.88%
Affiliated Managers Group Inc.[a]	23,571	3,619,799
Air Lease Corp.[b]	120,337	3,528,281

SCHEDULES OF INVESTMENTS	125

Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

Ameriprise Financial Inc.	368,551	$27,143,781
CBOE Holdings Inc.	19,890	734,737
E*TRADE Financial Corp.[a,b]	507,991	5,440,584
Federated Investors Inc. Class B	27,458	649,931
Interactive Brokers Group Inc. Class A	67,708	1,009,526
Invesco Ltd.	796,545	23,067,943
Janus Capital Group Inc.	333,913	3,138,782
Legg Mason Inc.	234,621	7,543,065
LPL Financial Holdings Inc.	13,934	449,232
NASDAQ OMX Group Inc. (The)	206,740	6,677,702
NYSE Euronext Inc.	452,867	17,498,781
Raymond James Financial Inc.	201,909	9,308,005
SLM Corp.	823,378	16,862,781
TD Ameritrade Holding Corp.	411,634	8,487,893

		135,160,823
ELECTRIC — 7.50%
AES Corp. (The)	1,140,006	14,329,876
Alliant Energy Corp.	197,026	9,886,765
Ameren Corp.	430,963	15,092,324
Calpine Corp.[a,b]	680,151	14,011,111
CMS Energy Corp.	465,004	12,992,212
DTE Energy Co.	303,097	20,713,649
Edison International	578,967	29,133,620
Entergy Corp.	315,226	19,934,892
Great Plains Energy Inc.	243,284	5,641,756
Hawaiian Electric Industries Inc.	169,906	4,708,095
Integrys Energy Group Inc.	139,037	8,086,392
MDU Resources Group Inc.	335,289	8,378,872
National Fuel Gas Co.	129,195	7,926,113
Northeast Utilities	557,303	24,220,388
NRG Energy Inc.	571,617	15,142,134
NV Energy Inc.	419,001	8,392,590
OGE Energy Corp.	175,411	12,275,262
Pepco Holdings Inc.[b]	405,105	8,669,247
Pinnacle West Capital Corp.	194,786	11,276,162
PPL Corp.	1,030,698	32,271,154
SCANA Corp.	208,564	10,670,134
TECO Energy Inc.	382,638	6,818,609
Westar Energy Inc.	224,080	7,434,974
Wisconsin Energy Corp.	410,758	17,617,411
Xcel Energy Inc.	865,327	25,700,212

		351,323,954

Security	Shares	Value

ELECTRICAL COMPONENTS & EQUIPMENT — 0.53%
Energizer Holdings Inc.	109,954	$10,965,712
General Cable Corp.[a,b]	83,304	3,051,426
GrafTech International Ltd.[a,b]	209,585	1,609,613
Hubbell Inc. Class B	18,092	1,756,914
Molex Inc.	246,280	7,211,078

		24,594,743
ELECTRONICS — 0.82%
Avnet Inc.[a]	244,059	8,834,936
AVX Corp.	85,562	1,018,188
FLIR Systems Inc.	48,265	1,255,373
Garmin Ltd.[b]	180,202	5,953,874
Itron Inc.[a,b]	72,328	3,356,019
Jabil Circuit Inc.	268,596	4,963,654
PerkinElmer Inc.	201,088	6,764,600
Tech Data Corp.[a,b]	66,816	3,047,478
Vishay Intertechnology Inc.[a,b]	234,556	3,192,307

		38,386,429
ENGINEERING & CONSTRUCTION — 1.05%
AECOM Technology Corp.[a]	185,606	6,087,877
Chicago Bridge & Iron Co. NV	82,265	5,108,657
Engility Holdings Inc.[a,b]	28,953	694,293
Fluor Corp.	75,946	5,037,498
Jacobs Engineering Group Inc.[a]	229,314	12,896,619
KBR Inc.	264,336	8,479,899
McDermott International Inc.[a,b]	418,265	4,596,732
URS Corp.	135,463	6,422,301

		49,323,876
ENTERTAINMENT — 0.43%
Dolby Laboratories Inc. Class A	35,551	1,193,092
DreamWorks Animation SKG Inc. Class Aa,b	120,096	2,277,020
International Game Technology	211,851	3,495,541
Madison Square Garden Inc. Class Aa	101,860	5,867,136
Penn National Gaming Inc.[a,b]	106,921	5,819,710
Regal Entertainment Group Class Ab	92,074	1,534,874

		20,187,373
ENVIRONMENTAL CONTROL — 0.62%
Covanta Holding Corp.	182,802	3,683,460

126	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

Republic Services Inc.	540,532	$17,837,556
Waste Connections Inc.	206,131	7,416,594

		28,937,610
FOOD — 2.31%
Campbell Soup Co.	66,122	2,999,294
ConAgra Foods Inc.	738,129	26,432,400
Dean Foods Co.[a]	46,961	851,403
H.J. Heinz Co.	214,242	15,483,269
Hillshire Brands Co.	31,085	1,092,638
Hormel Foods Corp.	103,861	4,291,537
Ingredion Inc.	106,607	7,709,818
J.M. Smucker Co. (The)	199,603	19,792,633
Safeway Inc.	367,869	9,693,348
Smithfield Foods Inc.[a]	247,361	6,550,119
Tyson Foods Inc. Class A	516,595	12,821,888
WhiteWave Foods Co. Class Aa,b	20,427	348,689

		108,067,036
FOREST PRODUCTS & PAPER — 1.11%
Domtar Corp.	60,770	4,716,967
International Paper Co.	777,091	36,196,899
MeadWestvaco Corp.	307,727	11,170,490

		52,084,356
GAS — 2.20%
AGL Resources Inc.	208,330	8,739,444
Atmos Energy Corp.	160,609	6,856,398
CenterPoint Energy Inc.	758,869	18,182,501
NiSource Inc.	552,311	16,204,805
Questar Corp.	246,438	5,995,837
Sempra Energy	428,232	34,232,866
UGI Corp.	200,119	7,682,568
Vectren Corp.	144,365	5,113,408

		103,007,827
HAND & MACHINE TOOLS — 0.88%
Kennametal Inc.	142,224	5,552,425
Regal Beloit Corp.	73,855	6,023,614
Snap-on Inc.	82,170	6,795,459
Stanley Black & Decker Inc.	285,083	23,083,170

		41,454,668
HEALTH CARE — PRODUCTS — 2.56%
Alere Inc.[a]	142,353	3,634,272
Boston Scientific Corp.[a]	2,410,859	18,828,809

Security	Shares	Value

CareFusion Corp.[a]	394,443	$13,801,560
Cooper Companies Inc. (The)	59,650	6,435,042
Henry Schein Inc.[a,b]	69,171	6,401,776
Hill-Rom Holdings Inc.	110,367	3,887,126
Hologic Inc.[a,b]	470,471	10,632,645
Hospira Inc.[a,b]	293,842	9,646,833
QIAGEN NVa	417,838	8,808,025
Sirona Dental Systems Inc.[a]	80,590	5,941,901
St. Jude Medical Inc.	114,885	4,645,949
Teleflex Inc.	71,959	6,081,255
Zimmer Holdings Inc.	282,247	21,230,619

		119,975,812
HEALTH CARE — SERVICES — 3.00%
Brookdale Senior Living Inc.[a]	172,643	4,813,287
Cigna Corp.	512,337	31,954,459
Community Health Systems Inc.	160,601	7,610,881
Covance Inc.[a,b]	92,189	6,851,486
Coventry Health Care Inc.	237,987	11,192,529
HCA Holdings Inc.	103,378	4,200,248
Health Management Associates Inc. Class Aa,b	455,902	5,867,459
Health Net Inc.[a]	149,953	4,291,655
Humana Inc.	290,744	20,093,318
LifePoint Hospitals Inc.[a,b]	86,381	4,186,023
MEDNAX Inc.[a,b]	87,334	7,827,746
Quest Diagnostics Inc.	249,744	14,098,049
Tenet Healthcare Corp.[a]	173,467	8,253,560
Universal Health Services Inc. Class B	149,692	9,560,828

		140,801,528
HOLDING COMPANIES — DIVERSIFIED — 0.62%
American Capital Ltd.[a]	561,951	8,201,675
Ares Capital Corp.	440,440	7,971,964
Leucadia National Corp.	473,627	12,991,588

		29,165,227
HOME BUILDERS — 1.02%
D.R. Horton Inc.	457,789	11,124,273
Lennar Corp. Class A	287,469	11,924,214
NVR Inc.[a]	980	1,058,508
PulteGroup Inc.[a]	607,961	12,305,130
Thor Industries Inc.	70,591	2,597,043

SCHEDULES OF INVESTMENTS	127

Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

Toll Brothers Inc.[a,b]	255,239	$8,739,383

		47,748,551
HOME FURNISHINGS — 0.47%
Harman International Industries Inc.	125,010	5,579,196
Whirlpool Corp.	137,202	16,252,949

		21,832,145
HOUSEHOLD PRODUCTS & WARES — 0.87%
Avery Dennison Corp.	183,134	7,887,581
Church & Dwight Co. Inc.	94,948	6,136,489
Clorox Co. (The)	217,401	19,246,511
Jarden Corp.[a]	162,679	6,970,795
Scotts Miracle-Gro Co. (The) Class A	8,804	380,685

		40,622,061
HOUSEWARES — 0.29%
Newell Rubbermaid Inc.	515,221	13,447,268

		13,447,268
INSURANCE — 7.64%
Alleghany Corp.[a]	30,059	11,900,959
Allied World Assurance Co. Holdings Ltd.	32,299	2,994,763
American Financial Group Inc.	141,939	6,725,070
American National Insurance Co.	12,948	1,124,793
Aon PLC	530,749	32,641,063
Arch Capital Group Ltd.[a,b]	214,152	11,257,971
Aspen Insurance Holdings Ltd.	125,934	4,858,534
Assurant Inc.	144,035	6,483,015
Assured Guaranty Ltd.	304,873	6,283,433
Axis Capital Holdings Ltd.	184,083	7,661,534
Brown & Brown Inc.	187,813	6,017,529
Cincinnati Financial Corp.	259,614	12,251,185
CNA Financial Corp.	47,037	1,537,640
Endurance Specialty Holdings Ltd.[b]	68,892	3,293,727
Everest Re Group Ltd.	93,777	12,177,881
Fidelity National Financial Inc. Class A	398,265	10,048,226
Genworth Financial Inc. Class Aa	873,085	8,730,850
Hanover Insurance Group Inc. (The)	43,693	2,170,668

Security	Shares	Value

Hartford Financial Services Group Inc. (The)	785,518	$20,266,364
HCC Insurance Holdings Inc.	180,314	7,578,597
Kemper Corp.	87,169	2,842,581
Lincoln National Corp.	507,063	16,535,324
Markel Corp.[a,b]	17,278	8,699,473
MBIA Inc.[a]	250,599	2,573,652
Mercury General Corp.	36,573	1,387,214
Old Republic International Corp.	457,689	5,817,227
PartnerRe Ltd.	108,783	10,128,785
Principal Financial Group Inc.	534,986	18,205,574
ProAssurance Corp.	108,686	5,144,108
Progressive Corp. (The)	1,086,040	27,444,231
Protective Life Corp.	142,645	5,106,691
Reinsurance Group of America Inc.	130,858	7,808,297
RenaissanceRe Holdings Ltd.[b]	78,474	7,218,823
StanCorp Financial Group Inc.	78,573	3,359,781
Torchmark Corp.	165,762	9,912,568
Unum Group	479,974	13,559,266
Validus Holdings Ltd.	157,232	5,875,760
W.R. Berkley Corp.	196,895	8,736,231
White Mountains Insurance Group Ltd.[b]	10,019	5,681,975
XL Group PLC	523,530	15,862,959

		357,904,322
INTERNET — 1.42%
AOL Inc.[a,b]	104,890	4,037,216
Expedia Inc.	57,551	3,453,635
HomeAway Inc.[a]	6,590	214,175
IAC/InterActiveCorp	118,138	5,278,406
Liberty Interactive Corp. Series Aa	853,151	18,240,368
Liberty Ventures Series Aa	56,133	4,242,532
Symantec Corp.[a]	1,207,769	29,807,739
VeriSign Inc.[a]	23,584	1,115,052

		66,389,123
IRON & STEEL — 1.36%
Allegheny Technologies Inc.	190,120	6,028,705
Carpenter Technology Corp.	72,690	3,582,890
Cliffs Natural Resources Inc.	284,453	5,407,452
Commercial Metals Co.	205,294	3,253,910
Nucor Corp.	563,405	26,001,141

128	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

Reliance Steel & Aluminum Co.	133,336	$9,489,523
Steel Dynamics Inc.	305,448	4,847,460
United States Steel Corp.[b]	257,223	5,015,848

		63,626,929
LEISURE TIME — 0.21%
Norwegian Cruise Line Holdings Ltd.[a]	24,370	722,571
Royal Caribbean Cruises Ltd.	268,805	8,929,702

		9,652,273
LODGING — 0.34%
Choice Hotels International Inc.	42,992	1,818,991
Hyatt Hotels Corp. Class Aa	80,379	3,474,784
Marriott International Inc. Class A	33,403	1,410,609
MGM Resorts Internationalab	705,801	9,281,283

		15,985,667
MACHINERY — 0.97%
AGCO Corp.	172,595	8,995,651
CNH Global NV	49,750	2,055,670
Flowserve Corp.	6,926	1,161,560
Gardner Denver Inc.	88,822	6,671,420
IDEX Corp.	120,124	6,417,024
Manitowoc Co. Inc. (The)	53,873	1,107,629
Nordson Corp.	8,641	569,874
Terex Corp.[a,b]	197,822	6,809,033
Xylem Inc.	293,228	8,081,364
Zebra Technologies Corp. Class Aa	78,077	3,679,769

		45,548,994
MANUFACTURING — 3.44%
AptarGroup Inc.	79,598	4,564,945
Carlisle Companies Inc.	99,855	6,769,171
Colfax Corp.[a,b]	62,006	2,885,759
Crane Co.	87,974	4,914,228
Dover Corp.	305,181	22,241,591
Eaton Corp. PLC	668,340	40,935,825
Harsco Corp.	141,403	3,502,552
Ingersoll-Rand PLC	94,785	5,214,123
ITT Corp.	124,849	3,549,457
Leggett & Platt Inc.	248,881	8,407,200
Parker Hannifin Corp.	147,512	13,509,149
Pentair Ltd. Registered	374,429	19,751,130
SPX Corp.	58,178	4,593,735

Security	Shares	Value

Textron Inc.	467,240	$13,928,424
Trinity Industries Inc.	144,023	6,528,563

		161,295,852
MEDIA — 1.11%
Cablevision NY Group Class A	317,747	4,753,495
DISH Network Corp. Class A	79,136	2,999,254
Gannett Co. Inc.	418,141	9,144,744
John Wiley & Sons Inc. Class A	47,575	1,853,522
Liberty Media Corp.[a]	180,541	20,153,792
Nielsen Holdings NV	162,275	5,812,690
Starz Liberty Capital Series Aa	179,865	3,984,010
Washington Post Co. (The) Class Bb	7,468	3,338,196

		52,039,703
METAL FABRICATE & HARDWARE — 0.17%
Timken Co. (The)	142,656	8,071,476

		8,071,476
MINING — 0.40%
Alcoa Inc.	1,901,853	16,203,787
Molycorp Inc.[a,b]	128,553	668,476
Tahoe Resources Inc.[a]	111,203	1,956,061

		18,828,324
OFFICE & BUSINESS EQUIPMENT — 0.45%
Pitney Bowes Inc.	115,375	1,714,473
Xerox Corp.	2,267,514	19,500,620

		21,215,093
OIL & GAS — 8.08%
Atwood Oceanics Inc.[a,b]	70,548	3,706,592
Cheniere Energy Inc.[a]	131,615	3,685,220
Chesapeake Energy Corp.	1,177,047	24,023,529
Cimarex Energy Co.	152,372	11,494,944
Cobalt International Energy Inc.[a]	19,436	548,095
Denbury Resources Inc.[a]	694,268	12,948,098
Diamond Offshore Drilling Inc.	122,587	8,527,152
Energen Corp.	127,371	6,624,566
EQT Corp.	233,846	15,843,066
EXCO Resources Inc.[b]	221,998	1,582,846
Helmerich & Payne Inc.	130,911	7,946,298
HollyFrontier Corp.	368,494	18,959,016
Laredo Petroleum Holdings Inc.[a,b]	3,317	60,668
Marathon Petroleum Corp.	605,409	54,244,646
Murphy Oil Corp.	345,415	22,013,298

SCHEDULES OF INVESTMENTS	129

Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

Nabors Industries Ltd.	515,157	$8,355,846
Newfield Exploration Co.[a]	239,283	5,364,725
Noble Energy Inc.	245,745	28,422,867
Patterson-UTI Energy Inc.[b]	259,565	6,188,030
Pioneer Natural Resources Co.	39,356	4,889,983
Plains Exploration & Production Co.[a]	229,259	10,882,925
QEP Resources Inc.	317,675	10,114,772
Rowan Companies PLC[a]	220,424	7,794,193
SandRidge Energy Inc.[a,b]	868,726	4,578,186
SM Energy Co.	19,225	1,138,504
Southwestern Energy Co.[a]	405,821	15,120,890
Tesoro Corp.	249,447	14,605,122
Ultra Petroleum Corp.[a,b]	271,222	5,451,562
Unit Corp.[a]	86,574	3,943,446
Valero Energy Corp.	982,397	44,689,239
Whiting Petroleum Corp.[a]	179,120	9,106,461
WPX Energy Inc.[a]	352,657	5,649,565

		378,504,350
OIL & GAS SERVICES — 0.37%
Cameron International Corp.[a]	101,376	6,609,715
MRC Global Inc.[a]	14,253	469,351
Oil States International Inc.[a]	13,301	1,084,963
RPC Inc.	17,161	260,333
SEACOR Holdings Inc.	19,371	1,427,255
Superior Energy Services Inc.[a]	279,431	7,256,823

		17,108,440
PACKAGING & CONTAINERS — 0.99%
Bemis Co. Inc.	183,571	7,408,926
Crown Holdings Inc.[a]	200,915	8,360,073
Greif Inc. Class A	55,600	2,981,272
Owens-Illinois Inc.[a]	76,033	2,026,279
Packaging Corp. of America	14,599	655,057
Rock-Tenn Co. Class A	111,073	10,306,464
Sealed Air Corp.	345,782	8,336,804
Sonoco Products Co.	179,402	6,277,276

		46,352,151
PHARMACEUTICALS — 0.88%
DENTSPLY International Inc.	139,969	5,937,485
Endo Health Solutions Inc.[a]	72,924	2,243,142
Forest Laboratories Inc.[a]	473,534	18,013,233
Mylan Inc.[a]	58,582	1,695,363

Security	Shares	Value

Omnicare Inc.	186,097	$7,577,870
Patterson Companies Inc.	12,025	457,431
VCA Antech Inc.[a]	157,883	3,708,672
Zoetis Inc.[a]	53,872	1,799,325

		41,432,521
REAL ESTATE — 0.52%
Alexander & Baldwin Inc.[a]	70,024	2,503,358
Forest City Enterprises Inc. Class Aa	263,593	4,684,048
Howard Hughes Corp. (The)[a]	48,957	4,103,086
Jones Lang LaSalle Inc.	77,630	7,717,198
Realogy Holdings Corp.[a]	65,932	3,220,119
St. Joe Co. (The)[a,b]	96,867	2,058,424

		24,286,233
REAL ESTATE INVESTMENT TRUSTS — 12.27%
Alexandria Real Estate Equities Inc.	110,202	7,822,138
American Campus Communities Inc.	165,735	7,514,425
American Capital Agency Corp.	705,748	23,134,419
Annaly Capital Management Inc.[b]	1,731,848	27,519,065
Apartment Investment and Management Co. Class A	73,264	2,246,274
AvalonBay Communities Inc.	203,757	25,809,899
BioMed Realty Trust Inc.	301,676	6,516,202
Boston Properties Inc.	221,242	22,358,716
Brandywine Realty Trust[b]	255,296	3,791,146
BRE Properties Inc. Class A	98,060	4,773,561
Camden Property Trust	37,288	2,560,940
CBL & Associates Properties Inc.[b]	263,798	6,225,633
Chimera Investment Corp.	1,843,765	5,881,610
CommonWealth REIT	211,489	4,745,813
Corporate Office Properties Trust	143,620	3,831,782
Corrections Corp. of America	178,264	6,964,774
DDR Corp.[b]	421,682	7,345,700
Douglas Emmett Inc.	249,098	6,210,013
Duke Realty Corp.	570,202	9,682,030
Equity Lifestyle Properties, Inc.	13,544	1,040,179
Extra Space Storage Inc.	71,858	2,821,864
Federal Realty Investment Trust	24,381	2,634,123
General Growth Properties Inc.	940,901	18,705,112

130	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

Hatteras Financial Corp.	173,596	$4,761,738
HCP Inc.	747,062	37,248,511
Health Care REIT Inc.[b]	460,279	31,257,547
Home Properties Inc.	43,135	2,735,622
Hospitality Properties Trust	249,252	6,839,475
Host Hotels & Resorts Inc.	1,279,101	22,371,476
Kilroy Realty Corp.[b]	122,489	6,418,424
Kimco Realty Corp.[b]	725,875	16,259,600
Liberty Property Trust	183,868	7,308,753
Macerich Co. (The)	235,453	15,158,464
Mack-Cali Realty Corp.[b]	154,642	4,424,308
MFA Financial Inc.	633,399	5,903,279
Mid-America Apartment Communities Inc.	3,519	243,022
National Retail Properties Inc.[b]	206,476	7,468,237
Piedmont Office Realty Trust Inc. Class A	308,046	6,034,621
Post Properties Inc.	56,946	2,682,157
Prologis Inc.	818,126	32,708,677
Rayonier Inc.[b]	45,458	2,712,479
Realty Income Corp.[b]	349,277	15,839,712
Regency Centers Corp.	63,449	3,357,087
Retail Properties of America Inc. Class Ab	148,342	2,195,462
Senior Housing Properties Trust	333,923	8,959,154
SL Green Realty Corp.	157,303	13,545,361
Taubman Centers Inc.	71,982	5,590,122
UDR Inc.	437,388	10,580,416
Ventas Inc.	513,586	37,594,495
Vornado Realty Trust	329,836	27,587,483
Weingarten Realty Investors[b]	216,165	6,820,006
Weyerhaeuser Co.	651,151	20,433,118

		575,174,224
RETAIL — 3.14%
Abercrombie & Fitch Co. Class A	141,589	6,541,412
American Eagle Outfitters Inc.	78,089	1,460,264
AutoNation Inc.[a,b]	29,229	1,278,769
Best Buy Co. Inc.	478,738	10,604,047
CarMax Inc.[a]	331,685	13,831,264
Chico’s FAS Inc.	88,803	1,491,890
Dillard’s Inc. Class A	51,745	4,064,570
DSW Inc. Class A	3,827	244,163
Foot Locker Inc.	214,851	7,356,498

Security	Shares	Value

GameStop Corp. Class Ab	221,643	$6,199,355
Guess? Inc.	111,358	2,765,019
J.C. Penney Co. Inc.[b]	283,304	4,280,723
Kohl’s Corp.	380,996	17,575,345
Macy’s Inc.	595,622	24,920,824
PVH Corp.	11,202	1,196,486
Sally Beauty Holdings Inc.[a]	15,941	468,347
Sears Holdings Corp.[a,b]	64,583	3,227,212
Sears Hometown and Outlet Stores Inc.[a]	14,101	568,975
Signet Jewelers Ltd.[b]	151,326	10,138,842
Staples Inc.	1,228,670	16,501,038
Tiffany & Co.	36,140	2,513,176
Wendy’s Co. (The)	496,513	2,815,229
Williams-Sonoma Inc.	68,778	3,543,443
World Fuel Services Corp.	87,005	3,455,839

		147,042,730
SAVINGS & LOANS — 0.87%
BankUnited Inc.	66,455	1,702,577
Capitol Federal Financial Inc.	268,391	3,239,479
First Niagara Financial Group Inc.	622,290	5,513,489
Hudson City Bancorp Inc.	937,443	8,099,508
New York Community Bancorp Inc.	781,200	11,210,220
People’s United Financial Inc.	464,211	6,238,996
TFS Financial Corp.[a]	142,728	1,545,744
Washington Federal Inc.	193,291	3,382,593

		40,932,606
SEMICONDUCTORS — 3.49%
Analog Devices Inc.	485,123	22,553,368
Applied Materials Inc.	2,131,227	28,728,940
Atmel Corp.[a]	721,060	5,018,578
Avago Technologies Ltd.	26,018	934,567
Cree Inc.[a,b]	206,221	11,282,351
Cypress Semiconductor Corp.[a]	106,209	1,171,485
Fairchild Semiconductor International Inc.[a,b]	230,441	3,258,436
Freescale Semiconductor Ltd.[a,b]	6,284	93,569
KLA-Tencor Corp.	298,299	15,732,289
Lam Research Corp.[a]	197,510	8,188,765
Marvell Technology Group Ltd.	780,823	8,261,107
Maxim Integrated Products Inc.	259,239	8,464,153

SCHEDULES OF INVESTMENTS	131

Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

Micron Technology Inc.[a]	1,758,791	$17,552,734
NVIDIA Corp.	1,099,037	14,089,654
ON Semiconductor Corp.[a]	805,752	6,671,627
PMC-Sierra Inc.[a]	370,785	2,517,630
Rovi Corp.a	148,685	3,183,346
Silicon Laboratories Inc.[a]	5,684	235,090
Skyworks Solutions Inc.[a]	37,593	828,174
Teradyne Inc.[a,b]	288,586	4,680,865

		163,446,728
SHIPBUILDING — 0.10%
Huntington Ingalls Industries Inc.	87,142	4,647,283

		4,647,283
SOFTWARE — 1.48%
Activision Blizzard Inc.	752,049	10,957,354
Akamai Technologies Inc.[a]	24,404	861,217
Allscripts Healthcare Solutions Inc.[a]	304,908	4,143,700
CA Inc.	597,098	15,028,956
Compuware Corp.[a]	367,210	4,590,125
Dun & Bradstreet Corp. (The)	23,655	1,978,741
Electronic Arts Inc.[a]	533,777	9,447,853
Fidelity National Information Services Inc.	447,187	17,717,549
Fiserv Inc.[a]	41,537	3,648,195
ServiceNow Inc.[a,b]	8,142	294,740
Workday Inc. Class Aa	11,444	705,294

		69,373,724
TELECOMMUNICATIONS — 2.26%
Amdocs Ltd.	300,033	10,876,196
Clearwire Corp. Class Aa	608,271	1,970,798
EchoStar Corp. Class Aa	50,800	1,979,676
Frontier Communications Corp.[b]	1,773,214	7,057,392
Harris Corp.	142,647	6,610,262
JDS Uniphase Corp.[a]	410,551	5,489,067
Juniper Networks Inc.[a]	943,546	17,493,343
Level 3 Communications Inc.[a,b]	139,682	2,834,148
MetroPCS Communications Inc.[a]	541,572	5,903,135
NII Holdings Inc.[a,b]	306,109	1,325,452
Palo Alto Networks Inc.[a]	3,007	170,196
Polycom Inc.[a]	317,570	3,518,675
Sprint Nextel Corp.[a]	5,336,084	33,137,082
Telephone & Data Systems Inc.	166,954	3,517,721
United States Cellular Corp.[a,b]	24,468	880,848

Security	Shares	Value

Windstream Corp.	423,093	$3,363,589

		106,127,580
TEXTILES — 0.34%
Cintas Corp.	102,074	4,504,526
Mohawk Industries Inc.[a]	101,276	11,456,341

		15,960,867
TOYS, GAMES & HOBBIES — 0.15%
Hasbro Inc.	21,205	931,748
Mattel Inc.	135,781	5,945,850

		6,877,598
TRANSPORTATION — 0.57%
Con-way Inc.	44,681	1,573,218
ERA Group Inc.[a]	17,166	360,486
Expeditors International of Washington Inc.	36,662	1,309,200
Kansas City Southern Industries Inc.	43,468	4,820,601
Kirby Corp.[a,b]	25,814	1,982,515
Matson Inc.	70,024	1,722,590
Ryder System Inc.	91,522	5,468,440
Teekay Corp.	64,296	2,312,084
Tidewater Inc.	92,157	4,653,929
UTi Worldwide Inc.	184,881	2,677,077

		26,880,140
TRUCKING & LEASING — 0.09%
GATX Corp.	82,997	4,313,354

		4,313,354
WATER — 0.42%
American Water Works Co. Inc.	313,176	12,978,013
Aqua America Inc.	220,020	6,917,429

		19,895,442

TOTAL COMMON STOCKS
(Cost: $4,097,136,510)		4,678,411,395

132	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

March 31, 2013

Security	Shares	Value

SHORT-TERM INVESTMENTS — 6.39%

MONEY MARKET FUNDS — 6.39%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.19%[c,d,e]	260,509,907	$260,509,907
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	18,503,276	18,503,276
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	20,581,491	20,581,491

		299,594,674

TOTAL SHORT-TERM INVESTMENTS
(Cost: $299,594,674)		299,594,674

TOTAL INVESTMENTS IN SECURITIES — 106.23%
(Cost: $4,396,731,184)		4,978,006,069
Other Assets, Less Liabilities — (6.23)%		(292,100,292)

NET ASSETS — 100.00%		$4,685,905,777

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	133

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Code of Ethics for Senior Officers that is the subject of Item 2 is attached.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	May 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	May 29, 2013

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	May 29, 2013